UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2014

Date of reporting period:	6/30/2014

Item 1 – Reports to Stockholders –

ADVANCED SERIES TRUST

SEMIANNUAL REPORT • JUNE 30, 2014

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

AST AQR Emerging Markets Equity Portfolio
AST BlackRock iShares ETF Portfolio
AST Cohen & Steers Realty Portfolio
AST Federated Aggressive Growth Portfolio
AST Goldman Sachs Large-Cap Value Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio AST Herndon Large-Cap Value Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST J.P. Morgan International Equity Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Jennison Large-Cap Value Portfolio
AST Large-Cap Value Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST MFS Large-Cap Value Portfolio
AST Mid-Cap Value Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST QMA Emerging Markets Equity Portfolio
AST QMA Large-Cap Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Equity Income Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Templeton Global Bond Portfolio
AST Wellington Management Hedged Equity Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2014

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST AQR Emerging Markets Equity Portfolio	A1
	AST BlackRock iShares ETF Portfolio	A23
	AST Cohen & Steers Realty Portfolio	A26
	AST Federated Aggressive Growth Portfolio	A29
	AST Goldman Sachs Large-Cap Value Portfolio	A36
	AST Goldman Sachs Mid-Cap Growth Portfolio	A40
	AST Goldman Sachs Small-Cap Value Portfolio	A45
	AST Herndon Large-Cap Value Portfolio	A51
	AST International Growth Portfolio	A55
	AST International Value Portfolio	A61
	AST J.P. Morgan International Equity Portfolio	A69
	AST Jennison Large-Cap Growth Portfolio	A73
	AST Jennison Large-Cap Value Portfolio	A77
	AST Large-Cap Value Portfolio	A81
	AST Loomis Sayles Large-Cap Growth Portfolio	A86
	AST MFS Global Equity Portfolio	A89
	AST MFS Growth Portfolio	A94
	AST MFS Large-Cap Value Portfolio	A99
	AST Mid-Cap Value Portfolio	A104
	AST Neuberger Berman Mid-Cap Growth Portfolio	A109
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	A114
	AST Parametric Emerging Markets Equity Portfolio	A120
	AST QMA Emerging Markets Equity Portfolio	A138
	AST QMA Large-Cap Portfolio	A146
	AST Small-Cap Growth Portfolio	A154
	AST Small-Cap Value Portfolio	A161
	AST T. Rowe Price Equity Income Portfolio	A173
	AST T. Rowe Price Large-Cap Growth Portfolio	A178
	AST T. Rowe Price Natural Resources Portfolio	A183
	AST Templeton Global Bond Portfolio	A188
	AST Wellington Management Hedged Equity Portfolio	A196

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2014

■	DEAR CONTRACT OWNER:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semi-annual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2014

AST AQR Emerging Markets Equity
Five Largest Holdings	(% of Net Assets	)
Samsung Electronics Co. Ltd. (South Korea)	4.4%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	1.9%
Gazprom OAO (Russia), ADR	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	1.6%
China Mobile Ltd. (China)	1.5%

AST BlackRock iShares ETF
Five Largest Holdings	(% of Net Assets	)
iShares 1-3 Year Credit Bond ETF	20.7%
iShares Core U.S. Aggregate Bond ETF	19.7%
iShares Core S&P 500 ETF	16.9%
iShares MSCI EAFE ETF	11.7%
iShares Intermediate Credit Bond ETF	6.7%

AST Cohen & Steers Realty
Five Largest Holdings	(% of Net Assets	)
Simon Property Group, Inc.	11.4%
Equity Residential	6.2%
Public Storage	4.9%
ProLogis, Inc.	4.9%
Vornado Realty Trust	4.8%

AST Federated Aggressive Growth
Five Largest Holdings	(% of Net Assets	)
Dynavax Technologies Corp.	3.4%
Tower International, Inc.	2.1%
DexCom, Inc.	2.1%
Samsonite International SA (Hong Kong)	1.9%
DSV A/S (Denmark)	1.8%

AST Goldman Sachs Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
General Electric Co.	4.8%
Exxon Mobil Corp.	4.7%
Devon Energy Corp.	3.7%
Pfizer, Inc.	3.3%
Bank of America Corp.	3.3%

AST Goldman Sachs Mid-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Equinix, Inc.	2.5%
Xilinx, Inc.	2.4%
Mylan, Inc.	2.4%
SBA Communications Corp. (Class A Stock)	2.2%
W.W. Grainger, Inc.	2.2%

AST Goldman Sachs Small-Cap Value
Five Largest Holdings	(% of Net Assets	)
Esterline Technologies Corp.	1.1%
PolyOne Corp.	1.1%
Cleco Corp.	1.0%
Spectrum Brands Holdings, Inc.	1.0%
RSP Permian, Inc.	1.0%

AST Herndon Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.2%
Lockheed Martin Corp.	2.8%
Chevron Corp.	2.8%
Western Digital Corp.	2.8%
Discover Financial Services	2.7%

AST International Growth
Five Largest Holdings	(% of Net Assets	)
Roche Holding AG (Switzerland)	3.1%
Tencent Holdings Ltd. (China)	2.5%
St. James’s Place PLC (United Kingdom)	2.0%
Continental AG (Germany)	2.0%
Softbank Corp. (Japan)	1.8%

AST International Value
Five Largest Holdings	(% of Net Assets	)
Total SA (France)	1.8%
Novartis AG (Switzerland)	1.8%
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	1.5%
AstraZeneca PLC (United Kingdom)	1.3%
Toyota Motor Corp. (Japan)	1.2%

AST J.P. Morgan International Equity
Five Largest Holdings	(% of Net Assets	)
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	3.2%
HSBC Holdings PLC (United Kingdom)	2.4%
Novartis AG (Switzerland)	2.3%
BG Group PLC (United Kingdom)	2.2%
Roche Holding AG (Switzerland)	2.1%

AST Jennison Large-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	4.2%
MasterCard, Inc. (Class A Stock)	3.4%
Amazon.com, Inc.	2.9%
Facebook, Inc. (Class A Stock)	2.9%
Biogen Idec, Inc.	2.6%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2014

AST Jennison Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
Wells Fargo & Co.	3.2%
JPMorgan Chase & Co.	2.9%
Flextronics International Ltd.	2.8%
Hertz Global Holdings, Inc.	2.5%
Liberty Global PLC (United Kingdom)(Class C Stock)	2.5%

AST Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
American International Group, Inc.	4.7%
JPMorgan Chase & Co.	4.3%
Citigroup, Inc.	4.2%
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	4.0%
Bank of America Corp.	3.3%

AST Loomis Sayles Large-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Cisco Systems, Inc.	5.1%
Amazon.com, Inc.	4.9%
Facebook, Inc. (Class A Stock)	4.9%
Oracle Corp.	4.5%
Visa, Inc. (Class A Stock)	4.5%

AST MFS Global Equity
Five Largest Holdings	(% of Net Assets	)
Walt Disney Co. (The)	3.0%
Linde AG (Germany)	2.7%
Nestle SA (Switzerland)	2.6%
Reckitt Benckiser Group PLC (United Kingdom)	2.6%
Honeywell International, Inc.	2.3%

AST MFS Growth
Five Largest Holdings	(% of Net Assets	)
Google, Inc. (Class A Stock)	2.8%
Google, Inc. (Class C Stock)	2.4%
Visa, Inc. (Class A Stock)	2.4%
Danaher Corp.	2.2%
Thermo Fisher Scientific, Inc.	2.2%

AST MFS Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	3.7%
Philip Morris International, Inc.	3.6%
Wells Fargo & Co.	3.3%
Pfizer, Inc.	2.9%

AST Mid-Cap Value
Five Largest Holdings	(% of Net Assets	)
Allstate Corp. (The)	2.5%
Brunswick Corp.	2.4%
URS Corp.	2.3%
Lincoln National Corp.	2.2%
Computer Sciences Corp.	2.2%

AST Neuberger Berman Mid-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Avago Technologies Ltd. (Singapore)	2.0%
Alliance Data Systems Corp.	2.0%
SBA Communications Corp. (Class A Stock)	2.0%
Affiliated Managers Group, Inc.	1.6%
AMETEK, Inc.	1.6%

AST Neuberger Berman/LSV Mid-Cap Value
Five Largest Holdings	(% of Net Assets	)
Edison International	1.7%
AES Corp.	1.6%
Amdocs Ltd.	1.4%
ADT Corp. (The)	1.4%
Kohl’s Corp.	1.3%

AST Parametric Emerging Markets Equity
Five Largest Holdings	(% of Net Assets	)
Samsung Electronics Co. Ltd. (South Korea)	1.1%
MTN Group Ltd. (South Africa)	1.1%
Gazprom OAO (Russia), ADR	1.0%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	0.7%
China Mobile Ltd. (China)	0.7%

AST QMA Emerging Markets Equity
Five Largest Holdings	(% of Net Assets	)
Samsung Electronics Co. Ltd. (South Korea)	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2.6%
Gazprom OAO (Russia)	1.9%
Tencent Holdings Ltd. (China)	1.8%
iShares MSCI Emerging Markets ETF	1.7%

AST QMA Large-Cap
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.9%
Exxon Mobil Corp.	2.8%
General Electric Co.	2.1%
Johnson & Johnson	1.8%
Microsoft Corp.	1.8%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2014

AST Small-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Genesco, Inc.	1.9%
Spirit Airlines, Inc.	1.5%
Cavium, Inc.	1.4%
MWI Veterinary Supply, Inc.	1.4%
Centene Corp.	1.3%

AST Small-Cap Value
Five Largest Holdings	(% of Net Assets	)
Iberiabank Corp.	1.2%
FirstMerit Corp.	1.0%
Portland General Electric Co.	1.0%
Wintrust Financial Corp.	0.9%
EMCOR Group, Inc.	0.9%

AST T. Rowe Price Equity Income
Five Largest Holdings	(% of Net Assets	)
General Electric Co.	2.7%
JPMorgan Chase & Co.	2.5%
Chevron Corp.	2.3%
Wells Fargo & Co.	2.3%
Apache Corp.	2.0%

AST T. Rowe Price Large-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	4.5%
Priceline Group, Inc. (The)	3.4%
Gilead Sciences, Inc.	3.2%
Google, Inc. (Class A Stock)	3.0%
Visa, Inc. (Class A Stock)	3.0%

AST T. Rowe Price Natural Resources
Five Largest Holdings	(% of Net Assets	)
Pioneer Natural Resources Co.	3.2%
Royal Dutch Shell PLC (Netherlands), ADR	3.1%
Concho Resources, Inc.	2.7%
Anadarko Petroleum Corp.	2.6%
Exxon Mobil Corp.	2.4%

AST Templeton Global Bond
Allocation	(% of Net Assets	)
Foreign Bonds	49.6%
Sovereign Issues	9.6%

AST Wellington Management Hedged Equity
Five Largest Holdings	(% of Net Assets	)
PNC Financial Services Group, Inc. (The)	1.4%
Microsoft Corp.	1.4%
BlackRock, Inc.	1.3%
Merck & Co., Inc.	1.3%
Roche Holding AG (Switzerland)	1.3%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2014

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST AQR Emerging Markets Equity Portfolio	Actual	$1,000.00	$1,042.00	1.33%	$6.73
	Hypothetical	$1,000.00	$1,018.20	1.33%	$6.66
AST BlackRock iShares ETF Portfolio	Actual	$1,000.00	$1,042.40	1.01%	$5.11
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST Cohen & Steers Realty Portfolio	Actual	$1,000.00	$1,175.70	0.97%	$5.23
	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86
AST Federated Aggressive Growth Portfolio	Actual	$1,000.00	$1,031.70	1.07%	$5.39
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36
AST Goldman Sachs Large-Cap Value Portfolio	Actual	$1,000.00	$1,090.10	0.83%	$4.30
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
AST Goldman Sachs Mid-Cap Growth Portfolio	Actual	$1,000.00	$1,049.00	1.01%	$5.13
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST Goldman Sachs Small-Cap Value Portfolio	Actual	$1,000.00	$1,057.10	1.11%	$5.66
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56
AST Herndon Large-Cap Value Portfolio	Actual	$1,000.00	$1,041.30	0.92%	$4.66
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61
AST International Growth Portfolio	Actual	$1,000.00	$998.60	1.09%	$5.40
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46
AST International Value Portfolio	Actual	$1,000.00	$1,022.30	1.10%	$5.52
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51
AST J.P. Morgan International Equity Portfolio	Actual	$1,000.00	$1,025.80	1.02%	$5.12
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2014

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Jennison Large-Cap Growth Portfolio	Actual	$1,000.00	$1,040.70	1.01%	$5.11
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST Jennison Large-Cap Value Portfolio	Actual	$1,000.00	$1,085.10	0.80%	$4.14
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
AST Large-Cap Value Portfolio	Actual	$1,000.00	$1,092.10	0.85%	$4.41
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
AST Loomis Sayles Large-Cap Growth Portfolio	Actual	$1,000.00	$1,040.40	0.92%	$4.65
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61
AST MFS Global Equity Portfolio	Actual	$1,000.00	$1,045.50	1.13%	$5.73
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66
AST MFS Growth Portfolio	Actual	$1,000.00	$1,026.20	0.99%	$4.97
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
AST MFS Large-Cap Value Portfolio	Actual	$1,000.00	$1,046.40	0.97%	$4.92
	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86
AST Mid-Cap Value Portfolio	Actual	$1,000.00	$1,076.50	1.08%	$5.56
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
AST Neuberger Berman Mid-Cap Growth Portfolio	Actual	$1,000.00	$1,022.90	1.00%	$5.02
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Actual	$1,000.00	$1,090.10	1.00%	$5.18
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST Parametric Emerging Markets Equity Portfolio	Actual	$1,000.00	$1,070.20	1.41%	$7.24
	Hypothetical	$1,000.00	$1,017.80	1.41%	$7.05
AST QMA Emerging Markets Equity Portfolio	Actual	$1,000.00	$1,055.40	1.48%	$7.54
	Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40
AST QMA Large-Cap Portfolio	Actual	$1,000.00	$1,087.20	0.81%	$4.19
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06
AST Small-Cap Growth Portfolio	Actual	$1,000.00	$1,003.90	1.01%	$5.02
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST Small-Cap Value Portfolio	Actual	$1,000.00	$1,043.90	1.03%	$5.22
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
AST T. Rowe Price Equity Income Portfolio	Actual	$1,000.00	$1,061.70	0.85%	$4.35
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
AST T. Rowe Price Large-Cap Growth Portfolio	Actual	$1,000.00	$1,032.00	0.95%	$4.79
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76
AST T. Rowe Price Natural Resources Portfolio	Actual	$1,000.00	$1,146.10	1.02%	$5.43
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11
AST Templeton Global Bond Portfolio	Actual	$1,000.00	$1,027.90	0.93%	$4.68
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST Wellington Management Hedged Equity Portfolio	Actual	$1,000.00	$1,037.50	0.89%	$4.50
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2014, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 89.8%
COMMON STOCKS — 87.8%	Shares	Value (Note 2)
Brazil — 3.8%
Banco Bradesco SA, ADR	86,080	$1,249,882
Banco do Brasil SA	40,300	452,338
BR Malls Participacoes SA	30,500	259,516
BRF SA	25,100	609,012
Centrais Eletricas Brasileiras SA	147,700	427,825
Cia Energetica de Minas Gerais, ADR(a)	109,264	873,019
Estacio Participacoes SA	27,600	363,878
JBS SA	150,700	513,587
Kroton Educacional SA	11,400	320,356
Multiplan Empreendimentos Imobiliarios SA	5,600	130,781
Multiplus SA	16,800	277,985
Porto Seguro SA	187,600	2,679,636
Qualicorp SA*	48,300	570,987
Tim Participacoes SA, ADR	77,400	2,246,922

		10,975,724

Chile — 1.9%
Banco de Chile	9,060,262	1,204,671
Banco de Credito e Inversiones	13,456	778,383
Banco Santander Chile, ADR	35,900	949,555
CAP SA	19,431	274,240
Enersis SA, ADR	114,500	1,929,325
ENTEL Chile SA	32,616	401,644

		5,537,818

China — 15.5%
Agricultural Bank of China Ltd. (Class H Stock)	2,227,000	982,939
Anhui Conch Cement Co. Ltd. (Class H Stock)	121,000	415,043
Bank of China Ltd. (Class H Stock)	6,996,000	3,132,208
Bank of Communications Co. Ltd. (Class H Stock)*	458,000	316,145
BBMG Corp. (Class H Stock)	369,000	238,099
Beijing Capital International Airport Co. Ltd. (Class H Stock)	572,000	393,239
China BlueChemical Ltd. (Class H Stock)	608,000	331,764
China CITIC Bank Corp. Ltd. (Class H Stock)	2,222,000	1,347,277
China Communications Construction Co. Ltd. (Class H Stock)	223,000	149,458
China Construction Bank Corp. (Class H Stock)*	5,114,000	3,867,471
China Mengniu Dairy Co. Ltd.	101,000	466,882
China Merchants Bank Co. Ltd. (Class H Stock)*	323,500	637,755
China Mobile Ltd.	461,000	4,477,574
China Oilfield Services Ltd. (Class H Stock)	256,000	615,665
China Overseas Land & Investment Ltd.	394,000	955,666
China Petroleum & Chemical Corp. (Class H Stock)	3,017,400	2,868,771
China Railway Construction Corp. Ltd. (Class H Stock)	1,420,000	1,250,183
China Resources Land Ltd.	230,000	420,802
China Resources Power Holdings Co. Ltd.	176,000	500,455
China Taiping Insurance Holdings Co. Ltd.*	167,200	299,432
China Telecom Corp. Ltd. (Class H Stock)	3,094,000	1,513,363
China Unicom Hong Kong Ltd.	464,000	713,508
CNOOC Ltd. (Class H Stock)	1,127,000	2,025,970

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
Country Garden Holdings Co. Ltd.	523,000	$207,758
Dongfeng Motor Group Co. Ltd. (Class H Stock)	446,000	798,846
Evergrande Real Estate Group Ltd.	723,000	280,823
Franshion Properties China Ltd.	360,000	94,730
GOME Electrical Appliances Holding Ltd.	16,641,000	2,724,820
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	98,400	121,518
Huaneng Power International, Inc. (Class H Stock)*	1,604,000	1,814,050
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,727,000	2,989,048
Jiangxi Copper Co. Ltd. (Class H Stock)	294,000	465,496
Longfor Properties Co. Ltd.	153,500	189,108
New China Life Insurance Co. Ltd. (Class H Stock)	139,800	463,599
PetroChina Co. Ltd. (Class H Stock)	1,448,000	1,821,551
Shanghai Industrial Holdings Ltd.	62,000	188,890
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	121,700	253,123
Sihuan Pharmaceutical Holdings Group Ltd.	2,692,000	1,646,412
Sino-Ocean Land Holdings Ltd.	226,000	114,595
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	5,976,000	1,664,215
Soho China Ltd.	154,500	121,769
Tingyi Cayman Islands Holding Corp.	90,000	252,142
Zhejiang Expressway Co. Ltd. (Class H Stock)	764,000	773,818
Zhuzhou CSR Times Electric Co. Ltd. (Class H Stock)	120,000	364,534

		45,270,514

Hong Kong — 2.3%
Belle International Holdings Ltd.	1,140,000	1,265,055
China Gas Holdings Ltd.	686,000	1,423,400
China Resources Cement Holdings Ltd.	646,000	405,018
Kingboard Chemical Holdings Ltd.	121,000	249,468
Shimao Property Holdings Ltd.*	159,000	292,110
Sino Biopharmaceutical Ltd.	3,656,000	2,964,673

		6,599,724

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	2,179	116,508
OTP Bank PLC	21,135	406,069

		522,577

India — 4.7%
Dr. Reddy’s Laboratories Ltd., ADR	17,900	772,385
ICICI Bank Ltd., ADR*	22,600	1,127,740
Infosys Ltd., ADR(a)	35,400	1,903,458
Reliance Industries Ltd., GDR, 144A	59,273	1,994,536
State Bank of India, GDR, RegS	16,058	1,432,695
Tata Motors Ltd., ADR(a)	95,600	3,734,136
Wipro Ltd., ADR(a)	231,507	2,752,618

		13,717,568

Indonesia — 2.7%
Adaro Energy Tbk PT	14,282,300	1,418,274
Bank Negara Indonesia Persero Tbk PT	2,324,500	934,727
Bank Rakyat Indonesia Persero Tbk PT	1,117,900	974,039
Indocement Tunggal Prakarsa Tbk PT	269,200	511,943

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Indonesia (continued)
Indofood Sukses Makmur Tbk PT	796,400	$450,515
Lippo Karawaci Tbk PT	1,366,300	110,693
Media Nusantara Citra Tbk PT	768,700	178,955
Perusahaan Gas Negara Persero Tbk PT	1,317,600	619,253
Telekomunikasi Indonesia Persero Tbk PT	9,172,900	1,907,987
Unilever Indonesia Tbk PT	255,300	630,738
United Tractors Tbk PT	147,500	287,820

		8,024,944

Malaysia — 4.3%
Alliance Financial Group Bhd	177,200	260,557
AMMB Holdings Bhd	232,500	515,643
DiGi.Com Bhd	680,600	1,214,462
Genting Malaysia Bhd	657,100	859,583
IOI Corp. Bhd	777,700	1,272,143
Malayan Banking Bhd	407,600	1,248,108
MISC Bhd	327,500	662,982
Petronas Chemicals Group Bhd	481,500	1,015,354
RHB Capital Bhd	41,400	110,267
Sime Darby Bhd	110,000	331,396
Tenaga Nasional Bhd	1,071,300	4,069,888
UMW Holdings Bhd	311,000	1,058,182

		12,618,565

Mexico — 5.3%
Alfa SAB de CV (Class A Stock)	835,500	2,311,978
America Movil SAB de CV (Class L Stock), ADR(a)	269,800	5,598,350
Arca Continental SAB de CV	27,100	183,487
Cemex SAB de CV, ADR*(a)	55,223	730,600
Compartamos SAB de CV	450,400	870,006
Fibra Uno Administracion SA de CV	103,200	361,858
Fomento Economico Mexicano SAB de CV, ADR	9,800	917,770
Genomma Lab Internacional SAB de CV (Class B Stock)*	96,800	262,267
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)*	77,900	527,560
Grupo Bimbo SAB de CV (Class A Stock)	92,200	269,561
Grupo Mexico SAB de CV (Class B Stock)	297,300	992,031
Grupo Televisa SAB, ADR	48,600	1,667,466
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	321,400	902,006

		15,594,940

Peru — 0.2%
Cia de Minas Buenaventura SA, ADR	13,200	155,892
Credicorp Ltd.	3,300	513,051

		668,943

Poland — 2.1%
Bank Handlowy w Warszawie SA	5,012	197,555
Bank Pekao SA	8,895	509,485
Orange Polska SA	159,421	509,198
PGE SA	432,010	3,077,745
Polskie Gornictwo Naftowe I Gazownictwo SA	583,027	1,007,226
Powszechna Kasa Oszczednosci Bank Polski SA	38,280	475,270

COMMON STOCKS (continued)	Shares	Value (Note 2)
Poland (continued)
Tauron Polska Energia SA*	134,911	$229,701

		6,006,180

Russia — 5.8%
Gazprom OAO, ADR*	542,247	4,725,683
Lukoil OAO, ADR	41,838	2,502,749
Magnit OJSC, GDR, RegS	17,703	1,051,558
Rosneft Oil Co., GDR, RegS*	223,434	1,629,992
Sistema JSFC, GDR, RegS*	80,390	2,477,638
Surgutneftegas OAO, ADR*	224,461	1,735,084
Tatneft, ADR*	47,590	1,841,733
VTB Bank OJSC, GDR, RegS	378,382	917,198

		16,881,635

South Africa — 5.8%
African Rainbow Minerals Ltd.	64,776	1,140,878
AngloGold Ashanti Ltd., ADR*	89,800	1,545,458
Growthpoint Properties Ltd.	122,046	283,521
Imperial Holdings Ltd.	49,427	929,410
Investec Ltd.	137,451	1,260,734
Liberty Holdings Ltd.	24,890	304,322
MTN Group Ltd.	119,283	2,512,554
Naspers Ltd. (Class N Stock)	1,924	226,537
Netcare Ltd.	281,073	758,369
Northam Platinum Ltd.*	40,442	173,554
Redefine Properties Ltd., UTS	195,025	175,909
RMB Holdings Ltd.	258,821	1,280,326
Sanlam Ltd.	249,218	1,446,985
Sasol Ltd.	41,222	2,448,748
Vodacom Group Ltd.	87,388	1,080,112
Woolworths Holdings Ltd.	177,450	1,304,389

		16,871,806

South Korea — 15.9%
AMOREPACIFIC Group	553	408,273
Daelim Industrial Co. Ltd.	1,002	83,478
DGB Financial Group, Inc.	9,990	149,605
Dongbu Insurance Co. Ltd.	12,613	648,053
Doosan Infracore Co. Ltd.*	32,687	418,469
E-Mart Co. Ltd.	4,104	941,211
Hana Financial Group, Inc.	32,780	1,214,769
Hanwha Life Insurance Co. Ltd.	109,504	698,935
Hyosung Corp.	20,254	1,353,605
Hyundai Development Co-Engineering & Construction	20,004	636,276
Hyundai Hysco Co. Ltd.	7,510	501,667
Hyundai Mobis	7,105	1,995,390
KB Financial Group, Inc.	39,440	1,370,615
KCC Corp.	125	76,213
Kia Motors Corp.	37,311	2,087,378
Korea Electric Power Corp.	47,768	1,758,513
Korea Zinc Co. Ltd.	2,198	861,862
Korean Air Lines Co. Ltd.*	39,183	1,293,373
LG Display Co. Ltd.*	77,270	2,432,512
Mirae Asset Securities Co. Ltd.	16,981	752,542
NAVER Corp.	2,532	2,086,279
POSCO	3,669	1,096,390
Samsung Card Co. Ltd.	10,140	432,451
Samsung Electronics Co. Ltd.	9,878	12,900,170
Samsung Fire & Marine Insurance Co. Ltd.	6,713	1,708,579

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Korea (continued)
Shinhan Financial Group Co. Ltd.	38,010	$1,753,640
SK Holdings Co. Ltd.	8,887	1,603,717
SK Hynix, Inc.*	63,100	3,029,927
SK Networks Co. Ltd.*	45,880	486,830
SK Telecom Co. Ltd., ADR	19,500	505,830
Woori Finance Holdings Co. Ltd.*	96,598	1,150,078

		46,436,630

Taiwan — 12.6%
Advanced Semiconductor Engineering, Inc.	524,000	679,001
Advantech Co. Ltd.	112,000	956,536
Cathay Financial Holding Co. Ltd.	193,000	301,458
Chicony Electronics Co. Ltd.	176,380	476,542
China Airlines Ltd.*	230,000	78,972
China Life Insurance Co. Ltd.	347,000	320,178
China Motor Corp.	33,000	32,938
Compal Electronics, Inc.	659,000	539,415
CTBC Financial Holding Co. Ltd.	1,785,000	1,189,992
Delta Electronics, Inc.	233,000	1,696,973
Eva Airways Corp.*	669,000	321,580
Far Eastern Department Stores Ltd.	231,000	216,971
Far EasTone Telecommunications Co. Ltd.	198,000	451,035
Fubon Financial Holding Co. Ltd.	1,223,000	1,766,672
Hon Hai Precision Industry Co. Ltd.	962,600	3,227,180
Inventec Corp.	2,611,000	2,501,943
Kinsus Interconnect Technology Corp.	393,000	1,766,288
Largan Precision Co. Ltd.	49,000	3,909,136
Lite-On Technology Corp.	279,384	466,606
MediaTek, Inc.	169,000	2,858,684
Mega Financial Holding Co. Ltd.	475,000	395,270
POU Chen Corp.	1,088,000	1,310,814
President Chain Store Corp.	205,000	1,642,891
Realtek Semiconductor Corp.	137,070	434,749
Ruentex Development Co. Ltd.	72,000	130,539
Siliconware Precision Industries Co.	328,000	539,971
SinoPac Financial Holdings Co. Ltd.	1,162,000	523,377
Taishin Financial Holding Co. Ltd.	1,001,000	512,965
Taiwan Cement Corp.	328,000	496,866
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	213,800	4,573,182
Teco Electric and Machinery Co. Ltd.	705,000	811,522
Uni-President Enterprises Corp.	698,300	1,254,178
Yuanta Financial Holding Co. Ltd.	674,000	364,469

		36,748,893

Thailand — 2.6%
Airports of Thailand PCL, NVDR	330,000	2,018,575
Bangkok Bank PCL, NVDR	153,600	913,509
BEC World PCL, NVDR	381,800	573,294
Glow Energy PcL, NVDR	39,400	101,432
Kasikornbank PCL, NVDR*	42,600	267,751
Krung Thai Bank PCL, NVDR*	860,000	553,772
PTT Exploration & Production PCL, NVDR	396,400	2,046,016
PTT Global Chemical PCL, NVDR	368,700	766,991
PTT PCL, NVDR	26,500	259,838

		7,501,178

Turkey — 2.0%
BIM Birlesik Magazalar A/S	33,874	777,154

COMMON STOCKS (continued)	Shares	Value (Note 2)
Turkey (continued)
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	157,709	$198,479
Enka Insaat ve Sanayi A/S	580,894	1,576,908
Eregli Demir ve Celik Fabrikalari TAS, RegS	151,542	271,400
TAV Havalimanlari Holding A/S	177,242	1,409,503
Tofas Turk Otomobil Fabrikasi A/S	119,800	743,799
Turkiye Halk Bankasi A/S	73,276	550,122
Turkiye Is Bankasi (Class C Stock)	95,480	258,300

		5,785,665

United States — 0.1%
Southern Copper Corp.	7,900	239,923

TOTAL COMMON STOCKS (cost $239,461,728)		256,003,227

PREFERRED STOCKS — 2.0%
Brazil
Braskem SA (PRFC A)	37,100	237,091
Cia Energetica de Sao Paulo (PRFC B)	177,900	2,232,707
Gerdau SA (PRFC)	221,700	1,305,416
Itau Unibanco Holding SA, ADR (PRFC)	88,004	1,265,498
Metalurgica Gerdau SA (PRFC)	10,500	74,039
Vale SA (PRFC)	67,000	796,298

TOTAL PREFERRED STOCKS (cost $5,291,932)		5,911,049

	Units
RIGHTS*
Hong Kong
Jinmao Investment (cost $0)	3,157	—

TOTAL LONG-TERM INVESTMENTS (cost $244,753,660)		261,914,276

	Shares
SHORT-TERM INVESTMENT — 9.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $28,414,482; includes $7,900,152 of cash collateral for securities on loan)(b)(v)(w)(Note 4)	28,414,482	28,414,482

TOTAL INVESTMENTS — 99.5% (cost $273,168,142)		290,328,758
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 0.5%		1,393,779

NET ASSETS — 100.0%		$291,722,537

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
BIST	Borsa Istanbul
BOVESPA	Sao Paulo Stock Exchange Index
CNX	CRISIL NSE Index
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
HSCEI	Hang Seng China Enterprises Index
JSE	Johannesburg Stock Exchange
KLCI	Kuala Lumpur Composite Index
KOSPI	Korea Composite Stock Price Index
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depositary Receipts
PRFC	Preference Shares
SET	Stock Exchange Thailand
SGX	Singapore Exchange
TA25	Tel Aviv 25 Index
TAIEX	Taiwan Stock Exchange Capitalization Weighted Stock Index
UTS	Unit Trust Security
WIG	Warsaw Stock Exchange
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint

IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,693,153; cash collateral of $7,900,152 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(v)	Includes an amount of $7,695,870 segregated as collateral for swap agreements.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
64	FTSE Bursa Malaysia KLCI Index	Jul. 2014	$1,885,714	$1,877,048	$(8,666)
106	FTSE/JSE Top 40 Index	Sep. 2014	4,578,887	4,591,838	12,951
110	Hang Seng China Enterprises Index	Jul. 2014	7,181,008	7,268,141	87,133
73	MSCI Taiwan Stock Index	Jul. 2014	2,384,948	2,426,520	41,572

					132,990

Short Positions:
227	BIST National 30 Index	Aug. 2014	1,056,213	1,048,694	7,519
93	KOSPI 200 Index	Sep. 2014	12,102,076	11,976,576	125,500
31	Mexican Bolsa Index	Sep. 2014	1,020,096	1,023,752	(3,656)
57	SET50 Index	Sep. 2014	344,050	348,094	(4,044)
562	SGX CNX Nifty Index	Jul. 2014	8,535,732	8,572,186	(36,454)
2	SGX MSCI Singapore Index	Jul. 2014	119,055	118,855	200

					89,065

					$222,055

(1)	Cash of $2,716,942 has been segregated with Barclays Bank to cover requirements for open contracts at June 30, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 09/17/14	Credit Suisse First Boston Corp.	BRL	8,701	$3,736,378	$3,848,890	$112,512
Expiring 09/17/14	Credit Suisse First Boston Corp.	BRL	5,228	2,243,371	2,312,711	69,340
Expiring 09/17/14	Credit Suisse First Boston Corp.	BRL	5,114	2,230,518	2,262,067	31,549
Expiring 09/17/14	Credit Suisse First Boston Corp.	BRL	3,511	1,500,766	1,553,061	52,295
Expiring 09/17/14	Credit Suisse First Boston Corp.	BRL	3,435	1,490,018	1,519,299	29,281
Expiring 09/17/14	Credit Suisse First Boston Corp.	BRL	3,000	1,301,546	1,327,016	25,470
Expiring 09/17/14	Credit Suisse First Boston Corp.	BRL	2,800	1,220,355	1,238,549	18,194
Expiring 09/17/14	Credit Suisse First Boston Corp.	BRL	2,633	1,116,649	1,164,796	48,147
Expiring 09/17/14	Credit Suisse First Boston Corp.	BRL	2,557	1,112,832	1,131,034	18,202
Expiring 09/17/14	Credit Suisse First Boston Corp.	BRL	1,850	808,337	818,327	9,990
Expiring 09/17/14	Credit Suisse First Boston Corp.	BRL	1,787	779,549	790,506	10,957
Expiring 09/17/14	Royal Bank of Scotland Group PLC	BRL	8,701	3,736,357	3,848,892	112,535
Expiring 09/17/14	Royal Bank of Scotland Group PLC	BRL	5,228	2,243,357	2,312,711	69,354
Expiring 09/17/14	Royal Bank of Scotland Group PLC	BRL	5,114	2,230,505	2,262,068	31,563
Expiring 09/17/14	Royal Bank of Scotland Group PLC	BRL	3,511	1,500,757	1,553,061	52,304
Expiring 09/17/14	Royal Bank of Scotland Group PLC	BRL	3,435	1,490,009	1,519,299	29,290
Expiring 09/17/14	Royal Bank of Scotland Group PLC	BRL	3,000	1,301,564	1,327,016	25,452
Expiring 09/17/14	Royal Bank of Scotland Group PLC	BRL	2,800	1,220,372	1,238,549	18,177
Expiring 09/17/14	Royal Bank of Scotland Group PLC	BRL	2,633	1,116,642	1,164,796	48,154
Expiring 09/17/14	Royal Bank of Scotland Group PLC	BRL	2,557	1,112,826	1,131,034	18,208
Expiring 09/17/14	Royal Bank of Scotland Group PLC	BRL	1,850	808,349	818,327	9,978
Expiring 09/17/14	Royal Bank of Scotland Group PLC	BRL	1,787	779,544	790,506	10,962
Expiring 09/17/14	Royal Bank of Scotland Group PLC	BRL	327	142,701	144,645	1,944
Expiring 09/17/14	Royal Bank of Scotland Group PLC	BRL	105	45,862	46,446	584
Chilean Peso,
Expiring 09/17/14	Credit Suisse First Boston Corp.	CLP	800,000	1,436,812	1,434,484	(2,328)
Expiring 09/17/14	Credit Suisse First Boston Corp.	CLP	540,000	972,951	968,277	(4,674)
Expiring 09/17/14	Credit Suisse First Boston Corp.	CLP	275,000	493,461	493,104	(357)
Expiring 09/17/14	Credit Suisse First Boston Corp.	CLP	170,000	305,190	304,828	(362)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CLP	800,000	1,436,793	1,434,485	(2,308)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CLP	540,000	972,964	968,277	(4,687)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CLP	275,000	493,458	493,104	(354)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CLP	170,000	305,192	304,828	(364)
Colombian Peso,
Expiring 09/17/14	Credit Suisse First Boston Corp.	COP	3,857,079	2,008,372	2,042,719	34,347
Expiring 09/17/14	Credit Suisse First Boston Corp.	COP	2,687,922	1,398,139	1,423,531	25,392
Expiring 09/17/14	Credit Suisse First Boston Corp.	COP	2,300,000	1,212,851	1,218,086	5,235
Expiring 09/17/14	Credit Suisse First Boston Corp.	COP	2,200,000	1,157,770	1,165,126	7,356
Expiring 09/17/14	Credit Suisse First Boston Corp.	COP	1,100,000	578,198	582,563	4,365
Expiring 09/17/14	Credit Suisse First Boston Corp.	COP	650,000	343,538	344,242	704
Expiring 09/17/14	Credit Suisse First Boston Corp.	COP	550,000	287,059	291,281	4,222

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Colombian Peso (continued),
Expiring 09/17/14	Credit Suisse First Boston Corp.	COP	400,000	$210,030	$211,841	$1,811
Expiring 09/17/14	Credit Suisse First Boston Corp.	COP	150,000	79,010	79,440	430
Expiring 09/17/14	Royal Bank of Scotland Group PLC	COP	3,857,079	2,008,384	2,042,719	34,335
Expiring 09/17/14	Royal Bank of Scotland Group PLC	COP	2,687,922	1,398,147	1,423,530	25,383
Expiring 09/17/14	Royal Bank of Scotland Group PLC	COP	2,300,000	1,212,870	1,218,085	5,215
Expiring 09/17/14	Royal Bank of Scotland Group PLC	COP	2,200,000	1,157,776	1,165,125	7,349
Expiring 09/17/14	Royal Bank of Scotland Group PLC	COP	1,100,000	578,190	582,563	4,373
Expiring 09/17/14	Royal Bank of Scotland Group PLC	COP	650,000	343,542	344,241	699
Expiring 09/17/14	Royal Bank of Scotland Group PLC	COP	550,000	287,062	291,281	4,219
Expiring 09/17/14	Royal Bank of Scotland Group PLC	COP	400,000	210,033	211,841	1,808
Expiring 09/17/14	Royal Bank of Scotland Group PLC	COP	150,000	79,011	79,440	429
Czech Koruna,
Expiring 09/17/14	Credit Suisse First Boston Corp.	CZK	15,750	782,585	786,447	3,862
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CZK	15,750	782,589	786,446	3,857
Hong Kong Dollar,
Expiring 09/17/14	Credit Suisse First Boston Corp.	HKD	2,496	321,930	321,854	(76)
Expiring 09/17/14	Credit Suisse First Boston Corp.	HKD	50	6,449	6,449	—
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	4,640	598,686	598,438	(248)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	3,200	412,866	412,716	(150)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	2,496	321,931	321,853	(78)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	2,400	309,661	309,537	(124)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	2,200	283,825	283,742	(83)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	1,800	232,250	232,152	(98)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	1,700	219,352	219,255	(97)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	1,200	154,808	154,769	(39)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	1,100	141,929	141,871	(58)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	900	116,092	116,076	(16)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	700	90,302	90,282	(20)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	700	90,314	90,282	(32)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	500	64,505	64,487	(18)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	400	51,594	51,589	(5)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	200	25,805	25,795	(10)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	100	12,902	12,897	(5)

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Hong Kong Dollar (continued),
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	50	$6,449	$6,448	$(1)
Hungarian Forint,
Expiring 09/17/14	Credit Suisse First Boston Corp.	HUF	406,684	1,807,814	1,792,728	(15,086)
Expiring 09/17/14	Credit Suisse First Boston Corp.	HUF	402,165	1,790,354	1,772,809	(17,545)
Expiring 09/17/14	Credit Suisse First Boston Corp.	HUF	402,165	1,799,567	1,772,809	(26,758)
Expiring 09/17/14	Credit Suisse First Boston Corp.	HUF	342,215	1,536,742	1,508,541	(28,201)
Expiring 09/17/14	Credit Suisse First Boston Corp.	HUF	307,272	1,364,691	1,354,506	(10,185)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HUF	406,684	1,807,804	1,792,729	(15,075)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HUF	402,165	1,790,343	1,772,809	(17,534)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HUF	402,165	1,799,556	1,772,809	(26,747)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HUF	342,215	1,536,733	1,508,541	(28,192)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HUF	307,272	1,364,683	1,354,506	(10,177)
Indian Rupee,
Expiring 09/17/14	Credit Suisse First Boston Corp.	INR	143,026	2,381,393	2,331,597	(49,796)
Expiring 09/17/14	Credit Suisse First Boston Corp.	INR	114,820	1,909,056	1,871,782	(37,274)
Expiring 09/17/14	Credit Suisse First Boston Corp.	INR	114,646	1,908,702	1,868,946	(39,756)
Expiring 09/17/14	Credit Suisse First Boston Corp.	INR	86,907	1,447,974	1,416,752	(31,222)
Expiring 09/17/14	Credit Suisse First Boston Corp.	INR	86,487	1,431,677	1,409,909	(21,768)
Expiring 09/17/14	Credit Suisse First Boston Corp.	INR	86,240	1,432,092	1,405,882	(26,210)
Expiring 09/17/14	Credit Suisse First Boston Corp.	INR	86,197	1,431,487	1,405,171	(26,316)
Expiring 09/17/14	Credit Suisse First Boston Corp.	INR	86,095	1,432,058	1,403,514	(28,544)
Expiring 09/17/14	Credit Suisse First Boston Corp.	INR	85,564	1,431,796	1,394,854	(36,942)
Expiring 09/17/14	Credit Suisse First Boston Corp.	INR	6,500	108,226	105,963	(2,263)
Expiring 09/17/14	Credit Suisse First Boston Corp.	INR	5,000	83,195	81,510	(1,685)
Expiring 09/17/14	Credit Suisse First Boston Corp.	INR	3,000	49,975	48,906	(1,069)
Expiring 09/17/14	Credit Suisse First Boston Corp.	INR	2,000	33,223	32,604	(619)
Expiring 09/17/14	Credit Suisse First Boston Corp.	INR	500	8,285	8,151	(134)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	INR	143,026	2,381,378	2,331,596	(49,782)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	INR	114,820	1,909,044	1,871,782	(37,262)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	INR	114,646	1,908,690	1,868,945	(39,745)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	INR	86,907	1,447,966	1,416,753	(31,213)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	INR	86,487	1,431,668	1,409,908	(21,760)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	INR	86,240	1,432,084	1,405,882	(26,202)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	INR	86,197	1,431,479	1,405,172	(26,307)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	INR	86,095	1,432,049	1,403,513	(28,536)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	INR	85,564	1,431,787	1,394,854	(36,933)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	INR	6,500	108,226	105,963	(2,263)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	INR	5,000	83,195	81,510	(1,685)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	INR	3,000	49,975	48,906	(1,069)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	INR	2,000	33,223	32,604	(619)

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Indian Rupee (continued),
Expiring 09/17/14	Royal Bank of Scotland Group PLC	INR	1,000	$16,674	$16,302	$(372)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	INR	500	8,285	8,151	(134)
Indonesian Rupiah,
Expiring 09/17/14	Credit Suisse First Boston Corp.	IDR	11,254,702	933,386	935,081	1,695
Expiring 09/17/14	Credit Suisse First Boston Corp.	IDR	7,200,029	600,757	598,205	(2,552)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	IDR	11,254,702	933,381	935,082	1,701
Expiring 09/17/14	Royal Bank of Scotland Group PLC	IDR	7,200,029	600,753	598,204	(2,549)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	IDR	3,387,337	284,411	281,432	(2,979)
Malaysian Ringgit,
Expiring 09/17/14	Credit Suisse First Boston Corp.	MYR	8,086	2,485,185	2,502,275	17,090
Expiring 09/17/14	Credit Suisse First Boston Corp.	MYR	6,800	2,107,275	2,104,443	(2,832)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MYR	8,086	2,485,170	2,502,275	17,105
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MYR	6,800	2,107,245	2,104,442	(2,803)
Mexican Peso,
Expiring 09/17/14	Credit Suisse First Boston Corp.	MXN	23,200	1,791,978	1,778,467	(13,511)
Expiring 09/17/14	Credit Suisse First Boston Corp.	MXN	7,600	582,490	582,601	111
Expiring 09/17/14	Credit Suisse First Boston Corp.	MXN	1,300	99,656	99,656	—
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MXN	23,200	1,791,819	1,778,467	(13,352)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MXN	7,600	582,540	582,601	61
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MXN	3,300	252,078	252,972	894
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MXN	1,300	99,656	99,655	(1)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MXN	80	6,101	6,133	32
New Taiwanese Dollar,
Expiring 09/17/14	Credit Suisse First Boston Corp.	TWD	15,500	518,138	519,662	1,524
Expiring 09/17/14	Credit Suisse First Boston Corp.	TWD	667	22,241	22,362	121
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TWD	15,500	518,145	519,662	1,517
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TWD	10,079	337,203	337,914	711
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TWD	667	22,241	22,362	121
Peruvian Nuevo Sol,
Expiring 09/17/14	Credit Suisse First Boston Corp.	PEN	528	188,460	186,880	(1,580)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PEN	528	188,460	186,880	(1,580)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PEN	100	35,305	35,428	123
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PEN	100	35,336	35,428	92
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PEN	100	35,405	35,428	23
Polish Zloty,
Expiring 09/17/14	Credit Suisse First Boston Corp.	PLN	3,421	1,117,313	1,120,960	3,647
Expiring 09/17/14	Credit Suisse First Boston Corp.	PLN	3,421	1,117,681	1,120,960	3,279
Expiring 09/17/14	Credit Suisse First Boston Corp.	PLN	3,365	1,109,952	1,102,583	(7,369)
Expiring 09/17/14	Credit Suisse First Boston Corp.	PLN	2,646	868,859	866,991	(1,868)
Expiring 09/17/14	Credit Suisse First Boston Corp.	PLN	2,552	834,576	836,125	1,549

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Polish Zloty (continued),
Expiring 09/17/14	Credit Suisse First Boston Corp.	PLN	2,524	$833,048	$826,937	$(6,111)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PLN	3,421	1,117,306	1,120,959	3,653
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PLN	3,421	1,117,687	1,120,960	3,273
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PLN	3,365	1,109,946	1,102,584	(7,362)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PLN	2,646	868,854	866,991	(1,863)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PLN	2,552	834,571	836,125	1,554
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PLN	2,524	833,043	826,937	(6,106)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PLN	646	212,579	211,654	(925)
Russian Ruble,
Expiring 09/17/14	Credit Suisse First Boston Corp.	RUB	89,500	2,601,260	2,585,453	(15,807)
Expiring 09/17/14	Credit Suisse First Boston Corp.	RUB	75,500	2,135,249	2,181,024	45,775
Expiring 09/17/14	Credit Suisse First Boston Corp.	RUB	68,000	1,936,670	1,964,366	27,696
Expiring 09/17/14	Credit Suisse First Boston Corp.	RUB	58,500	1,696,956	1,689,933	(7,023)
Expiring 09/17/14	Credit Suisse First Boston Corp.	RUB	58,000	1,654,381	1,675,489	21,108
Expiring 09/17/14	Credit Suisse First Boston Corp.	RUB	49,000	1,383,204	1,415,499	32,295
Expiring 09/17/14	Credit Suisse First Boston Corp.	RUB	42,500	1,212,054	1,227,729	15,675
Expiring 09/17/14	Credit Suisse First Boston Corp.	RUB	38,000	1,060,428	1,097,734	37,306
Expiring 09/17/14	Credit Suisse First Boston Corp.	RUB	11,000	321,381	317,765	(3,616)
Expiring 09/17/14	Credit Suisse First Boston Corp.	RUB	10,000	280,558	288,878	8,320
Expiring 09/17/14	Credit Suisse First Boston Corp.	RUB	8,500	237,572	245,546	7,974
Expiring 09/17/14	Credit Suisse First Boston Corp.	RUB	1,500	43,621	43,332	(289)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	RUB	89,500	2,601,291	2,585,452	(15,839)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	RUB	75,500	2,135,268	2,181,024	45,756
Expiring 09/17/14	Royal Bank of Scotland Group PLC	RUB	68,000	1,936,707	1,964,366	27,659
Expiring 09/17/14	Royal Bank of Scotland Group PLC	RUB	58,500	1,696,976	1,689,932	(7,044)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	RUB	58,000	1,654,405	1,675,488	21,083
Expiring 09/17/14	Royal Bank of Scotland Group PLC	RUB	49,000	1,383,181	1,415,499	32,318
Expiring 09/17/14	Royal Bank of Scotland Group PLC	RUB	42,500	1,212,061	1,227,729	15,668
Expiring 09/17/14	Royal Bank of Scotland Group PLC	RUB	38,000	1,060,434	1,097,733	37,299
Expiring 09/17/14	Royal Bank of Scotland Group PLC	RUB	11,000	321,385	317,765	(3,620)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	RUB	10,000	280,562	288,878	8,316
Expiring 09/17/14	Royal Bank of Scotland Group PLC	RUB	8,500	237,575	245,546	7,971
Expiring 09/17/14	Royal Bank of Scotland Group PLC	RUB	1,500	43,621	43,331	(290)
Singapore Dollar,
Expiring 09/17/14	Credit Suisse First Boston Corp.	SGD	205	163,199	164,413	1,214
Expiring 09/17/14	Credit Suisse First Boston Corp.	SGD	60	47,918	48,121	203
Expiring 09/17/14	Credit Suisse First Boston Corp.	SGD	25	19,991	20,051	60
Expiring 09/17/14	Credit Suisse First Boston Corp.	SGD	15	11,969	12,030	61
Expiring 09/17/14	Credit Suisse First Boston Corp.	SGD	5	4,005	4,010	5

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Singapore Dollar (continued),
Expiring 09/17/14	Royal Bank of Scotland Group PLC	SGD	205	$163,216	$164,413	$1,197
Expiring 09/17/14	Royal Bank of Scotland Group PLC	SGD	90	72,005	72,181	176
Expiring 09/17/14	Royal Bank of Scotland Group PLC	SGD	60	47,918	48,121	203
Expiring 09/17/14	Royal Bank of Scotland Group PLC	SGD	25	19,990	20,050	60
Expiring 09/17/14	Royal Bank of Scotland Group PLC	SGD	15	11,969	12,030	61
Expiring 09/17/14	Royal Bank of Scotland Group PLC	SGD	5	4,005	4,010	5
South African Rand,
Expiring 09/17/14	Credit Suisse First Boston Corp.	ZAR	12,922	1,197,187	1,198,849	1,662
Expiring 09/17/14	Credit Suisse First Boston Corp.	ZAR	12,922	1,198,253	1,198,849	596
Expiring 09/17/14	Credit Suisse First Boston Corp.	ZAR	9,881	903,137	916,767	13,630
Expiring 09/17/14	Credit Suisse First Boston Corp.	ZAR	6,607	606,831	612,947	6,116
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ZAR	12,922	1,197,180	1,198,849	1,669
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ZAR	12,922	1,198,246	1,198,849	603
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ZAR	9,881	903,132	916,767	13,635
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ZAR	6,607	606,831	612,947	6,116
South Korean Won,
Expiring 09/17/14	Credit Suisse First Boston Corp.	KRW	2,665,000	2,592,010	2,625,426	33,416
Expiring 09/17/14	Credit Suisse First Boston Corp.	KRW	2,520,000	2,466,834	2,482,579	15,745
Expiring 09/17/14	Credit Suisse First Boston Corp.	KRW	836,418	819,004	823,998	4,994
Expiring 09/17/14	Credit Suisse First Boston Corp.	KRW	605,000	587,896	596,016	8,120
Expiring 09/17/14	Credit Suisse First Boston Corp.	KRW	527,169	511,740	519,341	7,601
Expiring 09/17/14	Credit Suisse First Boston Corp.	KRW	526,912	511,747	519,088	7,341
Expiring 09/17/14	Credit Suisse First Boston Corp.	KRW	526,193	511,764	518,379	6,615
Expiring 09/17/14	Credit Suisse First Boston Corp.	KRW	523,211	511,776	515,442	3,666
Expiring 09/17/14	Credit Suisse First Boston Corp.	KRW	522,646	511,809	514,885	3,076
Expiring 09/17/14	Credit Suisse First Boston Corp.	KRW	488,312	477,593	481,061	3,468
Expiring 09/17/14	Credit Suisse First Boston Corp.	KRW	255,000	248,298	251,214	2,916
Expiring 09/17/14	Royal Bank of Scotland Group PLC	KRW	2,665,000	2,592,025	2,625,426	33,401
Expiring 09/17/14	Royal Bank of Scotland Group PLC	KRW	2,520,000	2,466,868	2,482,579	15,711
Expiring 09/17/14	Royal Bank of Scotland Group PLC	KRW	836,418	819,009	823,998	4,989
Expiring 09/17/14	Royal Bank of Scotland Group PLC	KRW	693,602	678,771	683,302	4,531
Expiring 09/17/14	Royal Bank of Scotland Group PLC	KRW	605,000	587,901	596,016	8,115
Expiring 09/17/14	Royal Bank of Scotland Group PLC	KRW	527,169	511,743	519,341	7,598
Expiring 09/17/14	Royal Bank of Scotland Group PLC	KRW	526,912	511,744	519,088	7,344
Expiring 09/17/14	Royal Bank of Scotland Group PLC	KRW	526,193	511,761	518,379	6,618
Expiring 09/17/14	Royal Bank of Scotland Group PLC	KRW	523,211	511,773	515,442	3,669
Expiring 09/17/14	Royal Bank of Scotland Group PLC	KRW	522,646	511,806	514,885	3,079
Expiring 09/17/14	Royal Bank of Scotland Group PLC	KRW	488,312	477,590	481,061	3,471

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won (continued),
Expiring 09/17/14	Royal Bank of Scotland Group PLC	KRW	255,000	$248,299	$251,214	$2,915
Expiring 09/17/14	Royal Bank of Scotland Group PLC	KRW	5,605	5,490	5,522	32
Thai Baht,
Expiring 09/17/14	Credit Suisse First Boston Corp.	THB	1,500	45,662	46,048	386
Expiring 09/17/14	Credit Suisse First Boston Corp.	THB	1,000	30,423	30,699	276
Expiring 09/17/14	Credit Suisse First Boston Corp.	THB	1,000	30,666	30,699	33
Expiring 09/17/14	Credit Suisse First Boston Corp.	THB	1,000	30,684	30,698	14
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	2,000	61,427	61,397	(30)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	1,500	45,663	46,048	385
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,248	30,699	451
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,276	30,699	423
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,423	30,698	275
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,666	30,699	33
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,680	30,699	19
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,685	30,699	14
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,686	30,699	13
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,707	30,699	(8)
Turkish Lira,
Expiring 09/17/14	Credit Suisse First Boston Corp.	TRY	6,968	3,214,066	3,235,668	21,602
Expiring 09/17/14	Credit Suisse First Boston Corp.	TRY	4,412	2,071,282	2,048,464	(22,818)
Expiring 09/17/14	Credit Suisse First Boston Corp.	TRY	3,451	1,607,891	1,602,571	(5,320)
Expiring 09/17/14	Credit Suisse First Boston Corp.	TRY	3,418	1,605,593	1,587,308	(18,285)
Expiring 09/17/14	Credit Suisse First Boston Corp.	TRY	2,794	1,294,172	1,297,319	3,147
Expiring 09/17/14	Credit Suisse First Boston Corp.	TRY	2,794	1,294,180	1,297,319	3,139
Expiring 09/17/14	Credit Suisse First Boston Corp.	TRY	2,761	1,296,429	1,282,056	(14,373)
Expiring 09/17/14	Credit Suisse First Boston Corp.	TRY	2,071	962,806	961,543	(1,263)
Expiring 09/17/14	Credit Suisse First Boston Corp.	TRY	350	161,562	162,517	955
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	6,968	3,214,045	3,235,666	21,621
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	4,412	2,071,269	2,048,463	(22,806)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	3,451	1,607,881	1,602,571	(5,310)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	3,418	1,605,584	1,587,309	(18,275)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	2,761	1,296,422	1,282,057	(14,365)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	2,071	962,800	961,543	(1,257)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	359	168,544	166,696	(1,848)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	350	161,731	162,518	787

				$222,450,356	$223,157,159	$706,803

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 09/17/14	Credit Suisse First Boston Corp.	BRL	3,500	$1,500,648	$1,548,186	$(47,538)
Expiring 09/17/14	Credit Suisse First Boston Corp.	BRL	3,350	1,432,296	1,481,835	(49,539)
Expiring 09/17/14	Credit Suisse First Boston Corp.	BRL	2,050	886,773	906,794	(20,021)
Expiring 09/17/14	Credit Suisse First Boston Corp.	BRL	1,300	565,337	575,041	(9,704)
Expiring 09/17/14	Credit Suisse First Boston Corp.	BRL	800	343,517	353,871	(10,354)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	BRL	3,500	1,500,626	1,548,186	(47,560)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	BRL	3,350	1,432,280	1,481,835	(49,555)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	BRL	2,050	886,756	906,795	(20,039)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	BRL	1,300	565,329	575,040	(9,711)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	BRL	800	343,522	353,871	(10,349)
Chilean Peso,
Expiring 09/17/14	Credit Suisse First Boston Corp.	CLP	1,716,520	3,080,894	3,077,902	2,992
Expiring 09/17/14	Credit Suisse First Boston Corp.	CLP	1,403,681	2,525,955	2,516,949	9,006
Expiring 09/17/14	Credit Suisse First Boston Corp.	CLP	1,287,390	2,320,026	2,308,426	11,600
Expiring 09/17/14	Credit Suisse First Boston Corp.	CLP	858,260	1,545,579	1,538,951	6,628
Expiring 09/17/14	Credit Suisse First Boston Corp.	CLP	858,260	1,540,714	1,538,951	1,763
Expiring 09/17/14	Credit Suisse First Boston Corp.	CLP	858,260	1,536,852	1,538,951	(2,099)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CLP	1,716,520	3,080,894	3,077,902	2,992
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CLP	1,403,681	2,525,970	2,516,949	9,021
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CLP	1,287,390	2,320,040	2,308,426	11,614
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CLP	858,260	1,545,570	1,538,951	6,619
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CLP	858,260	1,540,724	1,538,951	1,773
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CLP	858,260	1,536,861	1,538,951	(2,090)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CLP	61,937	111,337	111,059	278
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CLP	3,009	5,373	5,395	(22)
Czech Koruna,
Expiring 09/17/14	Credit Suisse First Boston Corp.	CZK	13,500	667,891	674,097	(6,206)
Expiring 09/17/14	Credit Suisse First Boston Corp.	CZK	1,000	49,358	49,933	(575)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CZK	13,500	667,916	674,097	(6,181)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CZK	1,000	49,361	49,934	(573)
Hong Kong Dollar,
Expiring 09/17/14	Credit Suisse First Boston Corp.	HKD	1,500	193,497	193,461	36
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	4,000	516,019	515,894	125
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	2,300	296,727	296,639	88
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	2,100	270,926	270,844	82
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	1,000	128,982	128,973	9
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	900	116,115	116,076	39

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Hong Kong Dollar (continued),
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	600	$77,410	$77,384	$26
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HKD	100	12,900	12,898	2
Hungarian Forint,
Expiring 09/17/14	Credit Suisse First Boston Corp.	HUF	150,000	663,830	661,225	2,605
Expiring 09/17/14	Credit Suisse First Boston Corp.	HUF	150,000	659,295	661,225	(1,930)
Expiring 09/17/14	Credit Suisse First Boston Corp.	HUF	80,000	352,960	352,653	307
Expiring 09/17/14	Credit Suisse First Boston Corp.	HUF	45,000	197,653	198,367	(714)
Expiring 09/17/14	Credit Suisse First Boston Corp.	HUF	15,000	66,043	66,123	(80)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HUF	150,000	663,782	661,224	2,558
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HUF	150,000	659,226	661,225	(1,999)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HUF	80,000	352,900	352,653	247
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HUF	45,000	197,631	198,367	(736)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	HUF	15,000	66,037	66,123	(86)
Indian Rupee,
Expiring 09/17/14	Royal Bank of Scotland Group PLC	INR	203,930	3,397,701	3,324,458	73,243
Expiring 09/17/14	Royal Bank of Scotland Group PLC	INR	742	12,354	12,096	258
Indonesian Rupiah,
Expiring 09/17/14	Credit Suisse First Boston Corp.	IDR	5,400,000	441,354	448,651	(7,297)
Expiring 09/17/14	Credit Suisse First Boston Corp.	IDR	4,250,000	360,779	353,106	7,673
Expiring 09/17/14	Credit Suisse First Boston Corp.	IDR	2,350,000	192,464	195,246	(2,782)
Expiring 09/17/14	Credit Suisse First Boston Corp.	IDR	1,950,000	164,904	162,013	2,891
Expiring 09/17/14	Credit Suisse First Boston Corp.	IDR	600,000	49,525	49,850	(325)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	IDR	5,400,000	441,348	448,652	(7,304)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	IDR	4,250,000	360,781	353,105	7,676
Expiring 09/17/14	Royal Bank of Scotland Group PLC	IDR	2,350,000	192,463	195,246	(2,783)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	IDR	1,950,000	164,902	162,013	2,889
Expiring 09/17/14	Royal Bank of Scotland Group PLC	IDR	600,000	49,524	49,850	(326)
Israeli Shekel,
Expiring 09/17/14	Credit Suisse First Boston Corp.	ILS	6,593	1,903,240	1,920,584	(17,344)
Expiring 09/17/14	Credit Suisse First Boston Corp.	ILS	4,969	1,434,865	1,447,397	(12,532)
Expiring 09/17/14	Credit Suisse First Boston Corp.	ILS	4,969	1,428,832	1,447,397	(18,565)
Expiring 09/17/14	Credit Suisse First Boston Corp.	ILS	4,519	1,306,520	1,316,295	(9,775)
Expiring 09/17/14	Credit Suisse First Boston Corp.	ILS	1,200	345,223	349,549	(4,326)
Expiring 09/17/14	Credit Suisse First Boston Corp.	ILS	800	229,858	233,032	(3,174)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ILS	6,593	1,903,229	1,920,584	(17,355)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ILS	4,969	1,434,856	1,447,397	(12,541)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ILS	4,969	1,428,832	1,447,397	(18,565)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ILS	4,519	1,306,512	1,316,295	(9,783)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ILS	1,200	345,208	349,549	(4,341)

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Israeli Shekel (continued),
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ILS	800	$229,827	$233,032	$(3,205)
Malaysian Ringgit,
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MYR	1,830	565,054	566,343	(1,289)
Mexican Peso,
Expiring 09/17/14	Credit Suisse First Boston Corp.	MXN	106,737	8,198,484	8,182,229	16,255
Expiring 09/17/14	Credit Suisse First Boston Corp.	MXN	43,000	3,284,731	3,296,297	(11,566)
Expiring 09/17/14	Credit Suisse First Boston Corp.	MXN	42,419	3,252,083	3,251,743	340
Expiring 09/17/14	Credit Suisse First Boston Corp.	MXN	29,150	2,221,926	2,234,582	(12,656)
Expiring 09/17/14	Credit Suisse First Boston Corp.	MXN	21,550	1,648,477	1,651,981	(3,504)
Expiring 09/17/14	Credit Suisse First Boston Corp.	MXN	17,250	1,317,062	1,322,352	(5,290)
Expiring 09/17/14	Credit Suisse First Boston Corp.	MXN	7,500	574,162	574,935	(773)
Expiring 09/17/14	Credit Suisse First Boston Corp.	MXN	7,050	535,970	540,440	(4,470)
Expiring 09/17/14	Credit Suisse First Boston Corp.	MXN	4,100	313,894	314,298	(404)
Expiring 09/17/14	Credit Suisse First Boston Corp.	MXN	1,400	107,118	107,322	(204)
Expiring 09/17/14	Credit Suisse First Boston Corp.	MXN	950	72,498	72,826	(328)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MXN	106,737	8,198,533	8,182,228	16,305
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MXN	43,000	3,284,751	3,296,297	(11,546)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MXN	42,419	3,252,102	3,251,742	360
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MXN	29,150	2,221,453	2,234,582	(13,129)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MXN	21,550	1,648,493	1,651,981	(3,488)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MXN	17,250	1,317,059	1,322,352	(5,293)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MXN	7,500	574,095	574,935	(840)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MXN	7,050	535,964	540,439	(4,475)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MXN	4,100	313,882	314,298	(416)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MXN	1,400	107,113	107,321	(208)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MXN	950	72,497	72,825	(328)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	MXN	692	52,772	53,047	(275)
New Taiwanese Dollar,
Expiring 09/17/14	Credit Suisse First Boston Corp.	TWD	1,966	65,598	65,903	(305)
Expiring 09/17/14	Credit Suisse First Boston Corp.	TWD	1,310	43,752	43,925	(173)
Expiring 09/17/14	Credit Suisse First Boston Corp.	TWD	1,237	41,258	41,466	(208)
Expiring 09/17/14	Credit Suisse First Boston Corp.	TWD	1,194	39,915	40,026	(111)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TWD	1,966	65,599	65,904	(305)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TWD	1,310	43,751	43,924	(173)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TWD	1,237	41,257	41,466	(209)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TWD	1,194	39,914	40,025	(111)
Peruvian Nuevo Sol,
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PEN	100	35,524	35,427	97

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Peruvian Nuevo Sol (continued),
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PEN	100	$35,486	$35,427	$59
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PEN	100	35,342	35,428	(86)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PEN	100	35,292	35,427	(135)
Philippine Peso,
Expiring 09/17/14	Credit Suisse First Boston Corp.	PHP	80,075	1,820,606	1,831,698	(11,092)
Expiring 09/17/14	Credit Suisse First Boston Corp.	PHP	79,929	1,821,534	1,828,360	(6,826)
Expiring 09/17/14	Credit Suisse First Boston Corp.	PHP	77,245	1,759,163	1,766,963	(7,800)
Expiring 09/17/14	Credit Suisse First Boston Corp.	PHP	43,500	989,305	995,049	(5,744)
Expiring 09/17/14	Credit Suisse First Boston Corp.	PHP	20,500	467,713	468,931	(1,218)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PHP	80,075	1,820,617	1,831,698	(11,081)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PHP	79,929	1,821,545	1,828,360	(6,815)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PHP	77,245	1,759,174	1,766,963	(7,789)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PHP	43,500	989,291	995,049	(5,758)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	PHP	20,500	467,707	468,931	(1,224)
Russian Ruble,
Expiring 09/17/14	Credit Suisse First Boston Corp.	RUB	69,143	1,945,081	1,997,378	(52,297)
Expiring 09/17/14	Credit Suisse First Boston Corp.	RUB	50,403	1,435,885	1,456,042	(20,157)
Expiring 09/17/14	Credit Suisse First Boston Corp.	RUB	50,286	1,425,735	1,452,639	(26,904)
Expiring 09/17/14	Credit Suisse First Boston Corp.	RUB	33,846	943,177	977,737	(34,560)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	RUB	69,143	1,945,081	1,997,378	(52,297)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	RUB	50,403	1,435,893	1,456,041	(20,148)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	RUB	50,286	1,425,735	1,452,639	(26,904)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	RUB	33,846	943,183	977,738	(34,555)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	RUB	28,787	819,770	831,591	(11,821)
Singapore Dollar,
Expiring 09/17/14	Credit Suisse First Boston Corp.	SGD	8,820	7,017,965	7,073,696	(55,731)
Expiring 09/17/14	Credit Suisse First Boston Corp.	SGD	4,448	3,541,284	3,567,716	(26,432)
Expiring 09/17/14	Credit Suisse First Boston Corp.	SGD	4,448	3,541,356	3,567,120	(25,764)
Expiring 09/17/14	Credit Suisse First Boston Corp.	SGD	4,416	3,508,968	3,541,350	(32,382)
Expiring 09/17/14	Credit Suisse First Boston Corp.	SGD	913	729,315	732,530	(3,215)
Expiring 09/17/14	Credit Suisse First Boston Corp.	SGD	450	360,023	360,906	(883)
Expiring 09/17/14	Credit Suisse First Boston Corp.	SGD	140	111,534	112,282	(748)
Expiring 09/17/14	Credit Suisse First Boston Corp.	SGD	125	99,946	100,252	(306)
Expiring 09/17/14	Credit Suisse First Boston Corp.	SGD	40	31,882	32,080	(198)
Expiring 09/17/14	Credit Suisse First Boston Corp.	SGD	20	15,998	16,040	(42)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	SGD	8,820	7,018,008	7,073,697	(55,689)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	SGD	4,448	3,541,305	3,567,716	(26,411)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	SGD	4,448	3,541,357	3,567,121	(25,764)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	SGD	4,416	3,508,989	3,541,350	(32,361)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	SGD	913	729,319	732,530	(3,211)

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Singapore Dollar (continued),
Expiring 09/17/14	Royal Bank of Scotland Group PLC	SGD	450	$359,984	$360,906	$(922)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	SGD	140	111,537	112,282	(745)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	SGD	125	99,937	100,252	(315)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	SGD	40	31,883	32,081	(198)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	SGD	20	15,996	16,040	(44)
South African Rand,
Expiring 09/17/14	Credit Suisse First Boston Corp.	ZAR	8,300	758,738	770,054	(11,316)
Expiring 09/17/14	Credit Suisse First Boston Corp.	ZAR	8,250	756,185	765,414	(9,229)
Expiring 09/17/14	Credit Suisse First Boston Corp.	ZAR	7,850	723,576	728,304	(4,728)
Expiring 09/17/14	Credit Suisse First Boston Corp.	ZAR	7,500	694,779	695,832	(1,053)
Expiring 09/17/14	Credit Suisse First Boston Corp.	ZAR	7,200	661,761	667,998	(6,237)
Expiring 09/17/14	Credit Suisse First Boston Corp.	ZAR	6,800	630,714	630,887	(173)
Expiring 09/17/14	Credit Suisse First Boston Corp.	ZAR	6,750	622,374	626,248	(3,874)
Expiring 09/17/14	Credit Suisse First Boston Corp.	ZAR	6,550	598,883	607,692	(8,809)
Expiring 09/17/14	Credit Suisse First Boston Corp.	ZAR	5,350	497,499	496,359	1,140
Expiring 09/17/14	Credit Suisse First Boston Corp.	ZAR	4,300	395,693	398,943	(3,250)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ZAR	8,300	758,732	770,053	(11,321)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ZAR	8,250	756,122	765,414	(9,292)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ZAR	7,850	723,558	728,303	(4,745)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ZAR	7,500	694,736	695,831	(1,095)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ZAR	7,200	661,786	667,998	(6,212)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ZAR	6,800	630,799	630,887	(88)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ZAR	6,750	622,359	626,248	(3,889)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ZAR	6,550	598,878	607,693	(8,815)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ZAR	5,350	497,491	496,360	1,131
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ZAR	4,300	395,712	398,944	(3,232)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ZAR	2,410	222,683	223,594	(911)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	ZAR	51	4,681	4,732	(51)
Thai Baht,
Expiring 09/17/14	Credit Suisse First Boston Corp.	THB	10,597	322,169	325,316	(3,147)
Expiring 09/17/14	Credit Suisse First Boston Corp.	THB	2,000	60,910	61,397	(487)
Expiring 09/17/14	Credit Suisse First Boston Corp.	THB	1,500	46,083	46,049	34
Expiring 09/17/14	Credit Suisse First Boston Corp.	THB	1,500	45,537	46,048	(511)
Expiring 09/17/14	Credit Suisse First Boston Corp.	THB	1,000	30,703	30,699	4
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	13,931	427,217	427,665	(448)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	10,597	322,171	325,316	(3,145)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	2,000	61,203	61,397	(194)

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Thai Baht (continued),
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	2,000	$60,909	$61,397	$(488)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	1,500	46,082	46,048	34
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	1,500	45,537	46,048	(511)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,726	30,699	27
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,713	30,698	15
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,702	30,698	4
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,685	30,699	(14)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,679	30,699	(20)
Turkish Lira,
Expiring 09/17/14	Credit Suisse First Boston Corp.	TRY	4,950	2,302,892	2,298,463	4,429
Expiring 09/17/14	Credit Suisse First Boston Corp.	TRY	3,150	1,437,201	1,462,658	(25,457)
Expiring 09/17/14	Credit Suisse First Boston Corp.	TRY	2,900	1,327,996	1,346,575	(18,579)
Expiring 09/17/14	Credit Suisse First Boston Corp.	TRY	2,450	1,131,342	1,137,624	(6,282)
Expiring 09/17/14	Credit Suisse First Boston Corp.	TRY	1,150	532,478	533,986	(1,508)
Expiring 09/17/14	Credit Suisse First Boston Corp.	TRY	400	187,135	185,734	1,401
Expiring 09/17/14	Credit Suisse First Boston Corp.	TRY	200	93,984	92,867	1,117
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	4,950	2,303,030	2,298,463	4,567
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	3,150	1,436,977	1,462,659	(25,682)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	2,900	1,327,724	1,346,575	(18,851)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	2,450	1,131,279	1,137,623	(6,344)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	1,150	532,479	533,987	(1,508)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	400	187,107	185,735	1,372
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	200	93,971	92,868	1,103

				$197,426,435	$198,591,730	$(1,165,295)

Total return swap agreements outstanding at June 30, 2014:

Counterparty	Termination Date	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	07/30/14	2		Pay or receive amounts based on market value fluctuation of HSCEI China Index	$35,317	$—	$35,317
Goldman Sachs & Co.	07/30/14	—	(r)	Pay or receive amounts based on market value fluctuation of MSCI Taiwan Index	603	—	603
Goldman Sachs & Co.	07/25/14	11		Pay or receive amounts based on market value fluctuation of TA25 INDEX	(44,049)	—	(44,049)

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Total return swap agreements outstanding at June 30, 2014 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	08/13/14	1	Pay or receive amounts based on market value fluctuation of BOVESPA Index	$(655,127)	$—	$(655,127)
Morgan Stanley	07/16/14	13	Pay or receive amounts based on market value fluctuation of TAIEX Index	88,148	—	88,148
Morgan Stanley	09/19/14	2	Pay or receive amounts based on market value fluctuation of WIG 20 Index	(33,442)	—	(33,442)

				$(608,550)	$—	$(608,550)

(r)	Less than $500 par.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$10,975,724	$—	$—
Chile	5,537,818	—	—
China	1,026,941	44,243,573	—
Hong Kong	—	6,599,724	—
Hungary	—	522,577	—
India	13,717,568	—	—
Indonesia	—	8,024,944	—
Malaysia	—	12,618,565	—
Mexico	15,594,940	—	—
Peru	668,943	—	—
Poland	509,198	5,496,982	—
Russia	16,881,635	—	—
South Africa	1,545,458	15,326,348	—
South Korea	914,103	45,522,527	—
Taiwan	4,573,182	32,175,711	—
Thailand	—	7,501,178	—
Turkey	—	5,785,665	—
United States	239,923	—	—
Preferred Stocks
Brazil	5,911,049	—	—
Affiliated Money Market Mutual Fund	28,414,482	—	—
Other Financial Instruments*
Futures	222,055	—	—
Foreign Forward Currency Contracts	—	(458,492)	—
Total Return Swaps	—	(608,550)	—

Total	$106,733,019	$182,750,752	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 were as follows:

Banks	13.6%
Oil, Gas & Consumable Fuels	9.8
Affiliated Money Market Mutual Fund (2.7% represents investments purchased with collateral from securities on loan)	9.7
Semiconductors & Semiconductor Equipment	9.2
Wireless Telecommunication Services	7.2
Electric Utilities	4.2
Electronic Equipment, Instruments & Components	4.0
Metals & Mining	3.4
Insurance	3.0
Automobiles	2.9
Industrial Conglomerates	2.1
Pharmaceuticals	1.9
Chemicals	1.8
Transportation Infrastructure	1.8
Food Products	1.7
Technology Hardware, Storage & Peripherals	1.7
IT Services	1.6
Independent Power & Renewable Electricity Producers	1.6
Diversified Telecommunication Services	1.6
Food & Staples Retailing	1.5
Specialty Retail	1.4
Real Estate Management & Development	1.2
Diversified Financial Services	1.0

Media	1.0%
Construction Materials	1.0
Capital Markets	0.8
Construction & Engineering	0.7
Internet Software & Services	0.7
Gas Utilities	0.7
Auto Components	0.7
Airlines	0.6
Health Care Providers & Services	0.5
Household Products	0.5
Multiline Retail	0.5
Textiles, Apparel & Luxury Goods	0.5
Consumer Finance	0.5
Electrical Equipment	0.4
Beverages	0.4
Real Estate Investment Trusts (REITs)	0.4
Distributors	0.3
Hotels, Restaurants & Leisure	0.3
Machinery	0.2
Diversified Consumer Services	0.2
Marine	0.2
Energy Equipment & Services	0.2
Trading Companies & Distributors	0.2
Personal Products	0.1

99.5
Other assets in excess of liabilities	0.5

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risks associated with derivative instruments are foreign exchange and equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$1,996,038		Unrealized depreciation on foreign currency forward contracts	$2,454,530
Equity contracts	Due to broker-variation margin	274,875	*	Due to broker-variation margin	52,820	*
Equity contracts	Unrealized appreciation on over-the-counter swap agreements	124,068		Unrealized depreciation on over-the-counter swap agreements	732,618

Total		$2,394,981			$3,239,968

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward Currency Contracts(1)	Total
Foreign exchange contracts	$—	$—	$1,236,358	$1,236,358
Equity contracts	1,124,293	(1,038,160)	—	86,133

Total	$1,124,293	$(1,038,160)	$1,236,358	$1,322,491

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward Currency Contracts(2)	Total
Foreign exchange contracts	$—	$—	$(189,411)	$(189,411)
Equity contracts	(157,054)	(821,664)	—	(978,718)

Total	$(157,054)	$(821,664)	$(189,411)	$(1,168,129)

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts – Long Positions(1)	Futures Contracts – Short Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)	Total Return Swap Agreements(4)
$17,653,074	$18,574,178	$178,703,495	$160,313,393	$14,556

(1)	Value at Trade Date.

(2)	Value at Settlement Date Payable.

(3)	Value at Settlement Date Receivable.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Credit Suisse First Boston Corp.	$ 959,104	$ (959,104)	$ —	$ —
Goldman Sachs & Co.	35,920	(35,920)	—	—
Morgan Stanley	88,148	(88,148)	—	—
Royal Bank of Scotland Group PLC	1,036,934	(1,036,934)	—	—

	$2,120,106

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Credit Suisse First Boston Corp.	$(1,215,598)	$ 959,104	$ 50,000	$(206,494)
Goldman Sachs & Co.	(44,049)	35,920	1,860,000	—
Morgan Stanley	(688,569)	88,148	7,640,000	—
Royal Bank of Scotland Group PLC	(1,238,932)	1,036,934	2,530,000	—

	$(3,187,148)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $7,693,153:
Unaffiliated investments (cost $244,753,660)	$261,914,276
Affiliated investments (cost $28,414,482)	28,414,482
Foreign currency, at value (cost $4,037,293)	4,063,705
Deposit with broker	7,101,130
Unrealized appreciation on foreign currency forward contracts	1,996,038
Dividends receivable	1,340,388
Receivable for investments sold	967,505
Unrealized appreciation on over-the-counter swap agreements	124,068
Receivable for fund share sold	7,757
Prepaid expenses	250

Total Assets	305,929,599

LIABILITIES:
Payable to broker for collateral for securities on loan	7,900,152
Payable for investments purchased	2,871,476
Unrealized depreciation on foreign currency forward contracts	2,454,530
Unrealized depreciation on over-the-counter swap agreements	732,618
Advisory fees payable	142,024
Accrued expenses and other liabilities	87,660
Due to broker-variation margin	13,079
Distribution fee payable	3,184
Payable for fund share repurchased	1,974
Affiliated transfer agent fee payable	365

Total Liabilities	14,207,062

NET ASSETS	$291,722,537

Net assets were comprised of:
Paid-in capital	$273,290,939
Retained earnings	18,431,598

Net assets, June 30, 2014	$291,722,537

Net asset value and redemption price per share, $291,722,537 / 27,351,546 outstanding shares of beneficial interest	$10.67

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $328,218 foreign withholding tax)	$3,236,892
Affiliated income from securities lending, net	9,815
Affiliated dividend income	8,212

3,254,919

EXPENSES
Advisory fees	1,247,617
Distribution fee	114,460
Custodian and accounting fees	110,000
Audit fee	15,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	1,000
Insurance expenses	1,000
Miscellaneous	14,334

Total expenses	1,521,411

NET INVESTMENT INCOME	1,733,508

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(181,890)
Futures transactions	1,124,293
Swap agreements transactions	(1,038,160)
Foreign currency transactions	1,290,222

1,194,465

Net change in unrealized appreciation (depreciation) on:
Investments	15,246,068
Futures	(157,054)
Swap agreements	(821,664)
Foreign currencies	(158,351)

14,108,999

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	15,303,464

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,036,972

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	February 25, 2013* through December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,733,508	$2,137,384
Net realized gain (loss) on investment and foreign currency transactions	1,194,465	(2,978,772)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	14,108,999	2,236,014

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	17,036,972	1,394,626

FUND SHARE TRANSACTIONS:
Fund share sold [10,666,699 and 28,651,225 shares, respectively]	103,672,559	286,762,913
Fund share repurchased [374,812 and 11,591,566 shares, respectively]	(3,722,712)	(113,421,821)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	99,949,847	173,341,092

TOTAL INCREASE IN NET ASSETS	116,986,819	174,735,718
NET ASSETS:
Beginning of period	174,735,718	—

End of period	$291,722,537	$174,735,718

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BLACKROCK ISHARES ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 98.9%
EXCHANGE TRADED FUNDS
iShares 1-3 Year Credit Bond ETF	343,834	$36,336,377
iShares Core S&P 500 ETF(a)	150,787	29,705,039
iShares Core U.S. Aggregate Bond ETF	315,895	34,558,913
iShares iBoxx $ High Yield Corporate Bond ETF(a)	55,090	5,244,568
iShares Intermediate Credit Bond ETF	107,219	11,813,389
iShares MSCI EAFE ETF(a)	300,871	20,570,550
iShares MSCI EMU ETF	177,777	7,523,523
iShares MSCI Japan ETF(a)	328,609	3,956,452
iShares Russell 2000 ETF(a)	73,925	8,783,029
iShares U.S. Financials ETF	47,373	3,938,591
iShares U.S. Healthcare ETF(a)	30,629	3,926,944
iShares U.S. Oil & Gas Exploration & Production ETF	36,143	3,508,763
iShares U.S. Technology ETF(a)	40,736	3,946,504

TOTAL EXCHANGE TRADED FUNDS (cost $167,026,399)		173,812,642

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 27.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $48,821,592; includes $46,169,464 of cash collateral for securities on loan)(b)(w)(Note 4)	48,821,592	48,821,592

TOTAL INVESTMENTS — 126.7% (cost $215,847,991)		222,634,234
LIABILITIES IN EXCESS OF OTHER ASSETS — (26.7)%		(46,878,994)

NET ASSETS — 100.0%		$175,755,240

The following abbreviations are used in the Portfolio descriptions:

EAFE	Europe, Australasia, Far East
EMU	European Economic and Monetary Union
ETF	Exchange Traded Funds
iBoxx	Bond Market Indices

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,907,472; cash collateral of $46,169,464 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BLACKROCK ISHARES ETF PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$173,812,642	$—	$—
Affiliated Money Market Mutual Fund	48,821,592	—	—

Total	$222,634,234	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Exchange Traded Funds	98.9%
Affiliated Money Market Mutual Fund (26.3% represents investments purchased with collateral from securities on loan)	27.8

126.7
Liabilities in excess of other assets	(26.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BLACKROCK ISHARES ETF PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $44,907,472:
Unaffiliated investments (cost $167,026,399)	$173,812,642
Affiliated investments (cost $48,821,592)	48,821,592
Receivable for fund share sold	870,921
Dividends and interest receivable	671,677
Prepaid expenses	78

Total Assets	224,176,910

LIABILITIES:
Payable to broker for collateral for securities on loan	46,169,464
Payable for investments purchased	2,151,827
Accrued expenses and other liabilities	63,727
Advisory fees payable	34,376
Distribution fee payable	1,911
Affiliated transfer agent fee payable	365

Total Liabilities	48,421,670

NET ASSETS	$175,755,240

Net assets were comprised of:
Paid-in capital	$164,084,238
Retained earnings	11,671,002

Net assets, June 30, 2014	$175,755,240

Net asset value and redemption price per share, $175,755,240 / 15,880,087 outstanding shares of beneficial interest	$11.07

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income	$1,803,242
Affiliated income from securities lending, net	80,043
Affiliated dividend income	3,160
Interest income	26

1,886,471

EXPENSES
Advisory fees	625,072
Distribution fee	70,233
Custodian and accounting fees	36,000
Audit fee	15,000
Trustees’ fees	10,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	2,000
Shareholders’ reports	2,000
Miscellaneous	12,242

Total expenses	782,547
Less: advisory fee waivers and/or expense reimbursement	(196,517)

Net expenses	586,030

NET INVESTMENT INCOME	1,300,441

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	2,691,681
Net change in unrealized appreciation (depreciation) on investments	2,358,365

NET GAIN ON INVESTMENTS	5,050,046

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,350,487

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014	April 29, 2013* through December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,300,441	$818,905
Net realized gain on investment transactions	2,691,681	73,732
Net change in unrealized appreciation (depreciation) on investments	2,358,365	4,427,878

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,350,487	5,320,515

FUND SHARE TRANSACTIONS:
Fund share sold [5,268,776 and 11,820,490 shares, respectively]	56,773,289	119,644,764
Fund share repurchased [182,547 and 1,026,632 shares, respectively]	(1,960,673)	(10,373,142)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	54,812,616	109,271,622

TOTAL INCREASE IN NET ASSETS	61,163,103	114,592,137
NET ASSETS:
Beginning of period	114,592,137	—

End of period	$175,755,240	$114,592,137

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS	Shares	Value (Note 2)
Diversified REIT’s — 7.9%
American Assets Trust, Inc.	206,788	$7,144,525
Cousins Properties, Inc.	786,673	9,794,079
Empire State Realty Trust, Inc. (Class A Stock)(a)	472,125	7,790,063
Vornado Realty Trust	357,684	38,175,613

		62,904,280

Health Care REIT’s — 8.9%
Health Care REIT, Inc.	303,437	19,016,397
Healthcare Trust of America, Inc. (Class A Stock)	757,522	9,120,565
Omega Healthcare Investors, Inc.(a)	161,031	5,935,603
Ventas, Inc.	563,643	36,129,516

		70,202,081

Homebuilding — 0.5%
Toll Brothers, Inc.*	98,156	3,621,956

Hotel & Resort REIT’s — 7.3%
DiamondRock Hospitality Co.	866,976	11,114,632
Host Hotels & Resorts, Inc.(a)	884,779	19,473,986
Strategic Hotels & Resorts, Inc.*	1,075,242	12,591,084
Sunstone Hotel Investors, Inc.	985,835	14,718,517

		57,898,219

Hotels, Restaurants & Leisure — 2.7%
Belmond Ltd. (Class A Stock)*	388,628	5,650,651
Hilton Worldwide Holdings, Inc.*	475,006	11,067,640
La Quinta Holdings, Inc.*	250,262	4,790,015

		21,508,306

Industrial REIT’s — 5.5%
First Industrial Realty Trust, Inc.(a)	282,102	5,314,802
ProLogis, Inc.	937,072	38,504,288

		43,819,090

Office REIT’s — 11.8%
BioMed Realty Trust, Inc.	448,950	9,800,580
Boston Properties, Inc.	45,533	5,381,090
Brandywine Realty Trust	2,870	44,772
Corporate Office Properties Trust(a)	319,703	8,890,940
Douglas Emmett, Inc.	478,120	13,492,546
Kilroy Realty Corp.	179,794	11,197,570
Mack-Cali Realty Corp.	203,080	4,362,158
QTS Realty Trust, Inc. (Class A Stock)(a)	136,577	3,910,200
SL Green Realty Corp.	332,283	36,355,083

		93,434,939

Real Estate Operating Companies — 1.4%
Forest City Enterprises, Inc. (Class A Stock)*	543,286	10,795,093

Residential REIT’s — 16.3%
American Homes 4 Rent (Class A Stock)	212,662	3,776,877
Apartment Investment & Management Co. (Class A Stock)	404,225	13,044,341
Education Realty Trust, Inc.	270,487	2,905,030
Equity Residential(a)	773,902	48,755,826
Essex Property Trust, Inc.	55,698	10,299,117
Home Properties, Inc.	226,452	14,483,870
Post Properties, Inc.	53,290	2,848,883

COMMON STOCKS (continued)	Shares	Value (Note 2)
Residential REIT’s (continued)
UDR, Inc.	1,156,315	$33,105,298

		129,219,242

Retail REIT’s — 26.5%
General Growth Properties, Inc.	999,938	23,558,539
Glimcher Realty Trust	756,659	8,194,617
Kimco Realty Corp.	780,801	17,942,807
Pennsylvania Real Estate Investment Trust	24,161	454,710
Ramco-Gershenson Properties Trust	306,931	5,101,193
Regency Centers Corp.	316,034	17,596,773
Retail Properties of America, Inc. (Class A Stock)	349,407	5,373,880
Simon Property Group, Inc.	544,329	90,511,026
Tanger Factory Outlet Centers, Inc.	179,624	6,281,451
Taubman Centers, Inc.	179,813	13,631,624
Washington Prime Group, Inc.*	168,215	3,152,358
Weingarten Realty Investors(a)	557,663	18,313,653

		210,112,631

Specialized REIT’s — 9.3%
CubeSmart	654,091	11,982,947
Extra Space Storage, Inc.	265,126	14,117,960
Public Storage	224,997	38,553,236
Sovran Self Storage, Inc.	111,121	8,584,097

		73,238,240

TOTAL LONG-TERM INVESTMENTS (cost $668,421,909)		776,754,077

SHORT-TERM INVESTMENT — 7.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $60,132,779; includes $52,145,649 of cash collateral for securities on loan)(b)(w)(Note 4)	60,132,779	60,132,779

TOTAL INVESTMENTS — 105.7% (cost $728,554,688)		836,886,856
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(45,062,601)

NET ASSETS — 100.0%		$791,824,255

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST COHEN & STEERS REALTY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,617,178; cash collateral of $52,145,649 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REIT’s	$62,904,280	$—	$—
Health Care REIT’s	70,202,081	—	—
Homebuilding	3,621,956	—	—
Hotel & Resort REIT’s	57,898,219	—	—
Hotels, Restaurants & Leisure	21,508,306	—	—
Industrial REIT’s	43,819,090	—	—
Office REIT’s	93,434,939	—	—
Real Estate Operating Companies	10,795,093	—	—
Residential REIT’s	129,219,242	—	—
Retail REIT’s	210,112,631	—	—
Specialized REIT’s	73,238,240	—	—
Affiliated Money Market Mutual Fund	60,132,779	—	—

Total	$836,886,856	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Retail REIT’s	26.5%
Residential REIT’s	16.3
Office REIT’s	11.8
Specialized REIT’s	9.3
Health Care REIT’s	8.9
Diversified REIT’s	7.9
Affiliated Money Market Mutual Fund (6.6% represents investments purchased with collateral from securities on loan)	7.6

Hotel & Resort REIT’s	7.3%
Industrial REIT’s	5.5
Hotels, Restaurants & Leisure	2.7
Real Estate Operating Companies	1.4
Homebuilding	0.5

105.7
Liabilities in excess of other assets	(5.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST COHEN & STEERS REALTY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $50,617,178:
Unaffiliated investments (cost $668,421,909)	$776,754,077
Affiliated investments (cost $60,132,779)	60,132,779
Receivable for investments sold	7,535,659
Dividends receivable	1,793,998
Receivable for fund share sold	99,590
Prepaid expenses	835

Total Assets	846,316,938

LIABILITIES:
Payable to broker for collateral for securities on loan	52,145,649
Payable for investments purchased	1,757,983
Payable for fund share repurchased	284,519
Advisory fees payable	238,026
Accrued expenses and other liabilities	57,496
Distribution fee payable	8,645
Affiliated transfer agent fee payable	365

Total Liabilities	54,492,683

NET ASSETS	$791,824,255

Net assets were comprised of:
Paid-in capital	$559,481,713
Retained earnings	232,342,542

Net assets, June 30, 2014	$791,824,255

Net asset value and redemption price per share, $791,824,255 / 88,997,951 outstanding shares of beneficial interest	$8.90

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income	$4,566,896
Affiliated income from securities lending, net	44,278
Affiliated dividend income	9,502

4,620,676

EXPENSES
Advisory fees	3,621,122
Distribution fee	369,222
Custodian and accounting fees	58,000
Audit fee	10,000
Trustees’ fees	8,000
Insurance expenses	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	3,000
Shareholders’ reports	3,000
Miscellaneous	5,481

Total expenses	4,091,825
Less: advisory fee waivers and/or expense reimbursement	(510,374)

Net expenses	3,581,451

NET INVESTMENT INCOME	1,039,225

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	17,727,350
Net change in unrealized appreciation (depreciation) on investments	99,364,380

NET GAIN ON INVESTMENTS	117,091,730

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$118,130,955

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,039,225	$3,063,021
Net realized gain on investment transactions	17,727,350	41,002,140
Net change in unrealized appreciation (depreciation) on investments	99,364,380	(26,324,360)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	118,130,955	17,740,801

FUND SHARE TRANSACTIONS:
Fund share sold [3,515,979 and 16,595,167 shares, respectively]	29,121,401	129,407,147
Fund share repurchased [3,955,314 and 13,369,705 shares, respectively]	(32,896,012)	(102,617,524)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(3,774,611)	26,789,623

TOTAL INCREASE IN NET ASSETS	114,356,344	44,530,424
NET ASSETS:
Beginning of period	677,467,911	632,937,487

End of period	$791,824,255	$677,467,911

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 98.4%	Shares	Value (Note 2)
Aerospace & Defense — 3.9%
Innovative Solutions & Support, Inc.*(a)	1,246,223	$9,271,899
Moog, Inc. (Class A Stock)*	164,200	11,968,538
Teledyne Technologies, Inc.*	114,900	11,164,833

		32,405,270

Air Freight & Logistics — 2.2%
Aramex PJSC (United Arab Emirates)	17,825,600	14,560,227
Dorian LPG Ltd.*	171,040	3,611,057

		18,171,284

Auto Components — 2.1%
Tower International, Inc.*	487,900	17,974,236

Banks — 0.6%
FinecoBank Banca Fineco SpA (Italy)*	1,050,000	5,319,732

Biotechnology — 13.3%
Agios Pharmaceuticals, Inc.*(a)	91,100	4,174,202
Alkermes PLC*	197,900	9,960,307
Catalyst Pharmaceutical Partners, Inc.*(a)	1,682,400	4,256,472
Cubist Pharmaceuticals, Inc.*(a)	171,800	11,995,076
Dyax Corp.*	237,800	2,282,880
Dynavax Technologies Corp.*(a)	17,993,000	28,788,800
Galapagos NV (Belgium)*(a)	155,200	3,013,468
Heron Therapeutics, Inc.*	197,300	2,430,736
InterMune, Inc.*	142,000	6,269,300
MacroGenics, Inc.*	145,200	3,155,196
Progenics Pharmaceuticals, Inc.*(g)	2,134,690	9,200,514
Protalix BioTherapeutics, Inc.*(a)	1,292,274	4,716,800
Puma Biotechnology, Inc.*	67,800	4,474,800
Repligen Corp.*	87,400	1,991,846
Seattle Genetics, Inc.*(a)	49,000	1,874,250
Sunesis Pharmaceuticals, Inc.*(a)	121,800	794,136
Threshold Pharmaceuticals, Inc.*(a)	307,465	1,217,561
Ultragenyx Pharmaceutical, Inc.*	73,200	3,285,948
Venaxis, Inc.*(a)	1,412,000	3,148,760
Versartis, Inc.*(a)	158,966	4,457,407

		111,488,459

Building Products — 0.1%
Fortune Brands Home & Security, Inc.	27,500	1,098,075

Capital Markets — 2.7%
Affiliated Managers Group, Inc.*	67,300	13,823,420
Artisan Partners Asset Management, Inc. (Class A Stock)	99,900	5,662,332
Marcus & Millichap, Inc.*	119,065	3,037,348

		22,523,100

Commercial Services & Supplies — 0.8%
KAR Auction Services, Inc.	210,360	6,704,173

Communications Equipment — 2.2%
Arista Networks, Inc.*(a)	74,305	4,635,889
CalAmp Corp.*(a)	172,800	3,742,848
Ceragon Networks Ltd. (Israel)*(a)	517,400	1,314,196
RADWARE Ltd. (Israel)*	546,300	9,216,081

		18,909,014

Construction & Engineering — 1.5%
Chicago Bridge & Iron Co. NV	62,900	4,289,780
Louis XIII Holdings Ltd. (Hong Kong)*	1,785,467	1,353,244

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction & Engineering (continued)
Tutor Perini Corp.*	215,100	$6,827,274

		12,470,298

Construction Materials — 2.5%
CaesarStone Sdot-Yam Ltd. (Israel)	292,800	14,370,624
Cemex Latam Holdings SA (Colombia)*	715,000	7,007,190

		21,377,814

Diversified Consumer Services — 1.4%
2U, Inc.*(a)	160,332	2,695,181
Nord Anglia Education, Inc. (Hong Kong)*	123,779	2,265,156
ServiceMaster Global Holdings, Inc.*	386,302	7,042,285

		12,002,622

Diversified Telecommunication Services — 0.5%
inContact, Inc.*	136,506	1,254,490
Premiere Global Services, Inc.*	248,357	3,315,566

		4,570,056

Electric Utilities — 0.4%
ITC Holdings Corp.	83,000	3,027,840

Energy Equipment & Services — 0.5%
Aspen Aerogels, Inc.*(a)	361,703	3,996,818

Food Products — 0.5%
Amira Nature Foods Ltd. (United Arab Emirates)*(a)	305,391	4,180,803

Health Care Equipment & Supplies — 5.4%
Adaltis, Inc. (Canada), (OTC)*(g)	41,000	—
Adaltis, Inc. (Canada), (TSX)*(g)	172,400	—
AtriCure, Inc.*	200,000	3,676,000
Cardica, Inc.*(a)	4,323,910	4,929,257
DexCom, Inc.*	451,000	17,886,660
Insulet Corp.*(a)	104,100	4,129,647
NuVasive, Inc.*	191,600	6,815,212
Staar Surgical Co.*(a)	262,800	4,415,040
Veracyte, Inc.*	199,600	3,417,152

		45,268,968

Health Care Providers & Services — 0.1%
Adeptus Health, Inc. (Class A Stock)*	26,200	664,694

Health Care Technology — 0.7%
Imprivata, Inc.*	154,000	2,522,520
Medidata Solutions, Inc.*	19,776	846,611
Veeva Systems, Inc. (Class A Stock)*(a)	85,300	2,170,885

		5,540,016

Hotels, Restaurants & Leisure — 7.3%
Buffalo Wild Wings, Inc.*(a)	10,923	1,810,050
ClubCorp Holdings, Inc.	358,500	6,646,590
Del Frisco’s Restaurant Group, Inc.*	418,700	11,539,372
Elior SCA (France)*	196,800	3,880,487
International Meal Co. Holdings SA (Brazil)	496,100	4,546,741
La Quinta Holdings, Inc.*(a)	262,989	5,033,609
Melco Crown Entertainment Ltd. (Hong Kong), ADR.	168,800	6,027,848
Merlin Entertainments PLC (United Kingdom)*	441,400	2,705,871
NagaCorp Ltd. (Cambodia)	6,672,000	5,879,933
Six Flags Entertainment Corp.	117,888	5,016,134
Vail Resorts, Inc.	53,200	4,105,976

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Zoe’s Kitchen, Inc.*(a)	127,000	$4,366,260

		61,558,871

Household Durables — 0.9%
Century Communities, Inc.*(a)	184,095	4,077,704
GoPro, Inc. (Class A Stock)*	78,900	3,199,395

		7,277,099

Independent Power & Renewable Electricity Producers — 0.2%
NextEra Energy Partners LP*	52,500	1,759,275

Internet & Catalog Retail — 1.9%
RetailMeNot, Inc.*	143,827	3,827,236
Shutterfly, Inc.*(a)	91,254	3,929,397
Yoox SpA (Italy)*	216,100	5,826,856
zulily, Inc. (Class A Stock)*(a)	53,800	2,203,110

		15,786,599

Internet Software & Services — 8.8%
Aerohive Networks, Inc.*	144,600	1,188,612
Amber Road, Inc.*	154,700	2,495,311
Borderfree, Inc.*	58,521	969,693
ChannelAdvisor Corp.*	178,564	4,706,947
CoStar Group, Inc.*	46,200	7,307,454
Cvent, Inc.*(a)	106,352	3,093,780
Demandware, Inc.*	69,600	4,828,152
E2open, Inc.*(a)	117,900	2,436,993
Envestnet, Inc.*	285,000	13,942,200
GrubHub, Inc.*(a)	177,900	6,299,439
GTT Communications, Inc.*	143,555	1,465,697
Marchex, Inc. (Class B Stock)	129,000	1,550,580
Marketo, Inc.*(a)	69,400	2,018,152
Mediabistro, Inc.*(a)	168,756	143,426
NIC, Inc.	196,400	3,112,940
Q2 Holdings, Inc.*(a)	129,925	1,852,731
Synacor, Inc.*(a)	279,800	716,288
Telecity Group PLC (United Kingdom)	571,500	7,370,980
Textura Corp.*(a)	316,900	7,491,516
Zillow, Inc. (Class A Stock)*(a)	9,600	1,372,128

		74,363,019

IT Services — 0.8%
Luxoft Holding, Inc.*	138,500	4,994,310
MoneyGram International, Inc.*	144,500	2,128,485

		7,122,795

Leisure Products — 0.4%
Malibu Boats, Inc. (Class A Stock)*(a)	155,766	3,130,897

Machinery — 0.8%
ITT Corp.	94,900	4,564,690
NN, Inc.	99,500	2,545,210

		7,109,900

Media — 1.9%
AMC Entertainment Holdings, Inc. (Class A Stock)	164,600	4,093,602
CBS Outdoor Americas, Inc.(a)	65,000	2,124,200
Central European Media Enterprises Ltd.
(Czech Republic) (Class A Stock)*(a)	2,625,000	7,402,500
National CineMedia, Inc.	155,601	2,724,574

		16,344,876

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining — 1.8%
Thompson Creek Metals Co., Inc.*(a)	709,400	$2,099,824
US Silica Holdings, Inc.	230,000	12,751,200

		14,851,024

Oil, Gas & Consumable Fuels — 3.1%
Carrizo Oil & Gas, Inc.*	99,300	6,877,518
Gevo, Inc.*(a)	825,000	709,500
Memorial Resource Development Corp.*	421,200	10,260,432
Parsley Energy, Inc. (Class A Stock)*	174,300	4,195,401
Vermilion Energy, Inc. (Canada)	61,700	4,293,355

		26,336,206

Pharmaceuticals — 6.4%
Alexza Pharmaceuticals, Inc.*(a)	349,800	1,598,586
Amphastar Pharmaceuticals, Inc.*	262,200	2,624,622
BioDelivery Sciences International, Inc.*	948,700	11,450,809
Corcept Therapeutics, Inc.*(a)	1,495,700	4,187,960
Corcept Therapeutics, Inc., PIPE*	123,242	345,078
Egalet Corp.*	360,000	4,723,200
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	41,008	4,399,748
Nektar Therapeutics*	633,185	8,117,432
Salix Pharmaceuticals Ltd.*(a)	82,600	10,188,710
Zogenix, Inc.*(a)(g)	3,080,000	6,190,800

		53,826,945

Real Estate Investment Trusts (REITs) — 0.9%
Concentradora Fibra Hotelera Mexicana SAde CV (Mexico)	1,805,100	3,268,339
CyrusOne, Inc.	160,800	4,003,920

		7,272,259

Real Estate Management & Development — 0.3%
RE/MAX Holdings, Inc. (Class A Stock)	81,488	2,411,230

Road & Rail — 1.8%
DSV A/S (Denmark)	476,000	15,521,591

Semiconductors & Semiconductor Equipment — 2.8%
JinkoSolar Holding Co. Ltd. (China), ADR*(a)	125,000	3,771,250
Mattson Technology, Inc.*	518,050	1,134,529
Microsemi Corp.*	238,600	6,384,936
RDA Microelectronics, Inc. (China), ADR	598,500	10,240,335
Tessera Technologies, Inc.	94,300	2,082,144

		23,613,194

Software — 5.9%
BroadSoft, Inc.*	206,700	5,454,813
Callidus Software, Inc.*	141,156	1,685,403
Cinedigm Corp. (Class A Stock)*	4,007,187	9,977,896
CommVault Systems, Inc.*(a)	277,900	13,664,343
FleetMatics Group PLC*(a)	161,100	5,209,974
Infoblox, Inc.*	54,000	710,100
Materialise NV (Belgium), ADR*	39,300	451,950
MobileIron, Inc.*(a)	157,900	1,503,208
Rubicon Project, Inc. (The)*(a)	195,000	2,503,800
Sapiens International Corp. NV (Israel)*	148,562	1,188,496
Synchronoss Technologies, Inc.*	159,000	5,558,640
Varonis Systems, Inc.*	51,200	1,485,312

		49,393,935

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail — 0.6%
Container Store Group, Inc. (The)*(a)	87,800	$2,439,084
Five Below, Inc.*(a)	59,700	2,382,627

		4,821,711

Technology Hardware, Storage & Peripherals — 0.6%
Nimble Storage, Inc.*(a)	160,000	4,915,200

Textiles, Apparel & Luxury Goods — 4.4%
Arezzo Industria e Comercio SA (Brazil)	290,400	4,082,292
Brunello Cucinelli SpA (Italy)(a)	74,600	1,693,534
Moncler SpA (Italy)	179,063	2,966,660
Salvatore Ferragamo SpA (Italy)	283,000	8,433,286
Samsonite International SA (Hong Kong)	4,935,000	16,268,741
Vince Holding Corp.*	95,200	3,486,224

		36,930,737

Thrifts & Mortgage Finance — 1.3%
EverBank Financial Corp.(a)	332,200	6,697,152
Walker & Dunlop, Inc.*	293,400	4,139,874

		10,837,026

Trading Companies & Distributors — 3.7%
Air Lease Corp.	280,400	10,817,832
H&E Equipment Services, Inc.*	231,900	8,427,246
Kaman Corp.	121,900	5,208,787
Stock Building Supply Holdings, Inc.*	328,000	6,471,440

		30,925,305

Wireless Telecommunication Services — 0.4%
RingCentral, Inc. (Class A Stock)*(a)	213,466	3,229,741

TOTAL COMMON STOCKS (cost $666,645,958)		827,032,707

	Units
WARRANTS* — 0.2%
Biotechnology
Dynavax Technologies Corp., expiring 04/16/15	173,656	17,366
Threshold Pharmaceuticals, Inc., expiring 10/05/14	90,745	190,565

		207,931

Media — 0.2%
Central European Media Enterprises Ltd. (Czech Republic), expiring 05/02/18(a)	888,888	1,333,332

Pharmaceuticals
Alexza Pharmaceuticals, Inc., expiring 02/23/17	1,375,000	—
Corcept Therapeutics, Inc., expiring 03/29/15	43,135	—
Zogenix, Inc., expiring 07/24/17(g)	850,500	—

		—

TOTAL WARRANTS (cost $38,442)		1,541,263

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BOND — 0.1%
Biotechnology
Protalix BioTherapeutics, Inc., Unsec’d. Notes, 144A (cost $670,000)
4.500%	09/15/18	670	$627,287

CORPORATE BOND — 0.5%
Media
Central European Media Enterprises Ltd. (Czech Republic), Sr. Sec’d. Notes, PIK(a) (cost $4,232,800)
15.000%	12/01/17	4,233	4,529,096

TOTAL LONG-TERM INVESTMENTS (cost $671,587,200)			833,730,353

		Shares
SHORT-TERM INVESTMENT — 18.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $158,557,970; includes $149,510,537 of cash collateral for securities on loan)(b)(w)(Note 4)		158,557,970	158,557,970

TOTAL INVESTMENTS — 118.1% (cost $830,145,170)			992,288,323
LIABILITIES IN EXCESS OF OTHER ASSETS — (18.1)%			(151,808,640)

NET ASSETS — 100.0%			$840,479,683

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
OTC	Over-The-Counter
PIK	Payment-in-Kind
PIPE	Private Investment In Public Equity
TSX	Toronto Stock Exchange

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $144,081,614; cash collateral of $149,510,537 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$32,405,270	$—	$—
Air Freight & Logistics	18,171,284	—	—
Auto Components	17,974,236	—	—
Banks	—	5,319,732	—
Biotechnology	111,488,459	—	—
Building Products	1,098,075	—	—
Capital Markets	22,523,100	—	—
Commercial Services & Supplies	6,704,173	—	—
Communications Equipment	18,909,014	—	—
Construction & Engineering	11,117,054	1,353,244	—
Construction Materials	21,377,814	—	—
Diversified Consumer Services	12,002,622	—	—
Diversified Telecommunication Services	4,570,056	—	—
Electric Utilities	3,027,840	—	—
Energy Equipment & Services	3,996,818	—	—
Food Products	4,180,803	—	—
Health Care Equipment & Supplies	45,268,968	—	—
Health Care Providers & Services	664,694	—	—
Health Care Technology	5,540,016	—	—
Hotels, Restaurants & Leisure	55,678,938	5,879,933	—
Household Durables	7,277,099	—	—
Independent Power & Renewable Electricity Producers	1,759,275	—	—
Internet & Catalog Retail	9,959,743	5,826,856	—
Internet Software & Services	66,992,039	7,370,980	—
IT Services	7,122,795	—	—
Leisure Products	3,130,897	—	—
Machinery	7,109,900	—	—
Media	16,344,876	—	—
Metals & Mining	14,851,024	—	—
Oil, Gas & Consumable Fuels	26,336,206	—	—
Pharmaceuticals	53,826,945	—	—
Real Estate Investment Trusts (REITs)	7,272,259	—	—
Real Estate Management & Development	2,411,230	—	—
Road & Rail	—	15,521,591	—
Semiconductors & Semiconductor Equipment	23,613,194	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Software	$49,393,935	$—	$—
Specialty Retail	4,821,711	—	—
Technology Hardware, Storage & Peripherals	4,915,200	—	—
Textiles, Apparel & Luxury Goods	23,837,257	13,093,480	—
Thrifts & Mortgage Finance	10,837,026	—	—
Trading Companies & Distributors	30,925,305	—	—
Wireless Telecommunication Services	3,229,741	—	—
Warrants
Biotechnology	207,931	—	—
Media	—	—	1,333,332
Pharmaceuticals	—	—	—
Convertible Bond	—	627,287	—
Corporate Bond	—	4,529,096	—
Affiliated Money Market Mutual Fund	158,557,970	—	—

Total	$931,432,792	$59,522,199	$1,333,332

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (17.8% represents investments purchased with collateral from securities on loan)	18.9%
Biotechnology	13.4
Internet Software & Services	8.8
Hotels, Restaurants & Leisure	7.3
Pharmaceuticals	6.4
Software	5.9
Health Care Equipment & Supplies	5.4
Textiles, Apparel & Luxury Goods	4.4
Aerospace & Defense	3.9
Trading Companies & Distributors	3.7
Oil, Gas & Consumable Fuels	3.1
Semiconductors & Semiconductor Equipment	2.8
Capital Markets	2.7
Media	2.6
Construction Materials	2.5
Communications Equipment	2.2
Air Freight & Logistics	2.2
Auto Components	2.1
Internet & Catalog Retail	1.9
Road & Rail	1.8
Metals & Mining	1.8
Construction & Engineering	1.5
Diversified Consumer Services	1.4
Thrifts & Mortgage Finance	1.3
Household Durables	0.9
Real Estate Investment Trusts (REITs)	0.9
IT Services	0.8
Machinery	0.8
Commercial Services & Supplies	0.8
Health Care Technology	0.7
Banks	0.6
Technology Hardware, Storage & Peripherals	0.6
Specialty Retail	0.6
Diversified Telecommunication Services	0.5
Food Products	0.5
Energy Equipment & Services	0.5
Wireless Telecommunication Services	0.4
Leisure Products	0.4

Electric Utilities	0.4%
Real Estate Management & Development	0.3
Independent Power & Renewable Electricity Producers	0.2
Building Products	0.1
Health Care Providers & Services	0.1

118.1
Liabilities in excess of other assets	(18.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risks associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$1,541,263	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)
Equity contracts	$51,689

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(2)
Equity contracts	$417,469

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $144,081,614:
Unaffiliated investments (cost $671,587,200)	$833,730,353
Affiliated investments (cost $158,557,970)	158,557,970
Foreign currency, at value (cost $76,422)	75,948
Receivable for investments sold	13,260,435
Receivable for fund share sold	2,936,168
Dividends and interest receivable	795,996
Tax reclaim receivable	71,678
Prepaid expenses	3,500

Total Assets	1,009,432,048

LIABILITIES:
Payable to broker for collateral for securities on loan	149,510,537
Payable for investments purchased	18,365,334
Payable for fund share repurchased	609,669
Advisory fees payable	344,012
Accrued expenses and other liabilities	113,367
Distribution fee payable	9,081
Affiliated transfer agent fee payable	365

Total Liabilities	168,952,365

NET ASSETS	$840,479,683

Net assets were comprised of:
Paid-in capital	$519,130,713
Retained earnings	321,348,970

Net assets, June 30, 2014	$840,479,683

Net asset value and redemption price per share, $840,479,683 / 60,088,379 outstanding shares of beneficial interest	$13.99

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $117,796 foreign withholding tax)	$2,531,877
Affiliated income from securities lending, net	1,033,049
Interest income	126,673
Affiliated dividend income	8,866

3,700,465

EXPENSES
Advisory fees	3,805,041
Distribution fee	409,690
Custodian and accounting fees	132,000
Audit fee	11,000
Trustees’ fees	8,000
Insurance expenses	5,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	3,000
Loan interest expense	1,065
Miscellaneous	12,348

Total expenses	4,400,144

NET INVESTMENT LOSS	(699,679)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	58,656,440
Foreign currency transactions	5,281

58,661,721

Net change in unrealized appreciation (depreciation) on:
Investments	(33,221,928)
Foreign currencies	(22,741)

(33,244,669)

NET GAIN ON INVESTMENTS	25,417,052

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,717,373

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(699,679)	$(3,218,731)
Net realized gain on investment and foreign currency transactions	58,661,721	99,965,608
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(33,244,669)	153,277,187

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	24,717,373	250,024,064

FUND SHARE TRANSACTIONS:
Fund share sold [2,988,715 and 16,512,652 shares, respectively]	41,314,803	180,735,145
Fund share repurchased [3,875,069 and 23,011,914 shares, respectively]	(52,612,031)	(253,444,133)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(11,297,228)	(72,708,988)

TOTAL INCREASE IN NET ASSETS	13,420,145	177,315,076
NET ASSETS:
Beginning of period	827,059,538	649,744,462

End of period	$840,479,683	$827,059,538

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.6%
Boeing Co. (The)	253,507	$32,253,696
Textron, Inc.	310,372	11,884,144

		44,137,840

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.(a)	305,702	19,500,731

Banks — 11.2%
Bank of America Corp.	3,703,613	56,924,532
Citigroup, Inc.	972,106	45,786,193
JPMorgan Chase & Co.	966,606	55,695,838
SunTrust Banks, Inc.	416,216	16,673,613
Wells Fargo & Co.	331,437	17,420,329

		192,500,505

Beverages — 0.7%
Anheuser-Busch InBev NV (Belgium), ADR(a)	103,976	11,951,001

Biotechnology — 1.8%
Celgene Corp.*	255,271	21,922,673
Vertex Pharmaceuticals, Inc.*	102,108	9,667,585

		31,590,258

Capital Markets — 3.0%
Ameriprise Financial, Inc.	149,323	17,918,760
Franklin Resources, Inc.	302,589	17,501,748
Morgan Stanley	504,627	16,314,591

		51,735,099

Chemicals — 2.4%
Celanese Corp. (Class A Stock)	140,918	9,058,209
Dow Chemical Co. (The)	217,188	11,176,494
Eastman Chemical Co.	239,913	20,956,401

		41,191,104

Commercial Services & Supplies — 1.1%
Waste Management, Inc.	432,819	19,359,994

Communications Equipment — 0.9%
Cisco Systems, Inc.	609,849	15,154,748

Consumer Finance — 3.0%
Capital One Financial Corp.(a)	368,898	30,470,975
Navient Corp.	1,167,606	20,678,302

		51,149,277

Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	694,005	33,957,665

Electric Utilities — 1.8%
FirstEnergy Corp.	495,288	17,196,399
NextEra Energy, Inc.	126,494	12,963,105

		30,159,504

Energy Equipment & Services — 1.5%
Halliburton Co.	364,332	25,871,215

Food & Staples Retailing — 2.0%
Kroger Co. (The)	702,515	34,725,316

Food Products — 2.0%
ConAgra Foods, Inc.	586,315	17,401,829
Tyson Foods, Inc. (Class A Stock)	466,078	17,496,568

		34,898,397

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies — 3.0%
Covidien PLC	153,177	$13,813,502
Medtronic, Inc.	596,627	38,040,938

		51,854,440

Health Care Providers & Services — 1.8%
UnitedHealth Group, Inc.	381,661	31,200,787

Hotels, Restaurants & Leisure — 1.5%
MGM Resorts International*	452,224	11,938,714
Starwood Hotels & Resorts Worldwide, Inc.	167,897	13,569,436

		25,508,150

Household Durables — 0.7%
Toll Brothers, Inc.*	330,296	12,187,922

Household Products — 0.7%
Procter & Gamble Co. (The)	153,889	12,094,136

Industrial Conglomerates — 4.8%
General Electric Co.	3,134,233	82,367,643

Insurance — 7.3%
American International Group, Inc.	943,051	51,471,724
Hartford Financial Services Group, Inc. (The)	691,619	24,766,876
Lincoln National Corp.	738,309	37,978,615
MetLife, Inc.	209,301	11,628,764

		125,845,979

Internet & Catalog Retail — 0.8%
Expedia, Inc.	182,425	14,367,793

Internet Software & Services — 2.3%
eBay, Inc.*	387,576	19,402,055
Google, Inc. (Class A Stock)*	33,206	19,414,552

		38,816,607

Media — 4.2%
CBS Corp. (Class B Stock)	360,077	22,375,185
Liberty Global PLC (United Kingdom) (Class C Stock)	734,812	31,089,896
Viacom, Inc. (Class B Stock)	207,537	17,999,684

		71,464,765

Multi-Utilities — 1.3%
PG&E Corp.	475,676	22,841,962

Oil, Gas & Consumable Fuels — 12.3%
Apache Corp.	416,424	41,900,583
Devon Energy Corp.	797,152	63,293,869
Exxon Mobil Corp.	803,585	80,904,938
Southwestern Energy Co.*	577,162	26,255,099

		212,354,489

Personal Products — 1.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	334,031	24,805,142

Pharmaceuticals — 7.1%
Eli Lilly & Co.	281,109	17,476,547
Merck & Co., Inc.	416,631	24,102,103
Mylan, Inc.*(a)	441,432	22,760,234
Pfizer, Inc.	1,922,777	57,068,021

		121,406,905

Real Estate Investment Trusts (REITs) — 1.2%
AvalonBay Communities, Inc.	148,285	21,084,644

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment — 2.9%
Intel Corp.	1,106,487	$34,190,448
Maxim Integrated Products, Inc.	465,403	15,735,275

		49,925,723

Software — 2.0%
Citrix Systems, Inc.*	144,342	9,028,592
Microsoft Corp.	615,409	25,662,555

		34,691,147

Specialty Retail — 3.1%
Gap, Inc. (The)	726,278	30,191,376
L Brands, Inc.	387,369	22,723,066

		52,914,442

Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	270,940	25,178,454
EMC Corp.	1,513,260	39,859,268

		65,037,722

TOTAL LONG-TERM INVESTMENTS
(cost $1,455,476,043)		1,708,653,052

SHORT-TERM INVESTMENT — 4.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $75,562,261; includes $54,012,851 of cash collateral for securities on loan)(b)(w)(Note 4)	75,562,261	75,562,261

Value
(Note 2)
TOTAL INVESTMENTS — 103.7% (cost $1,531,038,304)	$1,784,215,313
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%	(63,039,806)

NET ASSETS — 100.0%	$1,721,175,507

The following abbreviation is used in the Portfolio descriptions: ADR American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $52,754,534; cash collateral of $54,012,851 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$44,137,840	$—	$—
Air Freight & Logistics	19,500,731	—	—
Banks	192,500,505	—	—
Beverages	11,951,001	—	—
Biotechnology	31,590,258	—	—
Capital Markets	51,735,099	—	—
Chemicals	41,191,104	—	—
Commercial Services & Supplies	19,359,994	—	—
Communications Equipment	15,154,748	—	—
Consumer Finance	51,149,277	—	—
Diversified Telecommunication Services	33,957,665	—	—
Electric Utilities	30,159,504	—	—
Energy Equipment & Services	25,871,215	—	—
Food & Staples Retailing	34,725,316	—	—
Food Products	34,898,397	—	—
Health Care Equipment & Supplies	51,854,440	—	—
Health Care Providers & Services	31,200,787	—	—
Hotels, Restaurants & Leisure	25,508,150	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Household Durables	$12,187,922	$—	$—
Household Products	12,094,136	—	—
Industrial Conglomerates	82,367,643	—	—
Insurance	125,845,979	—	—
Internet & Catalog Retail	14,367,793	—	—
Internet Software & Services	38,816,607	—	—
Media	71,464,765	—	—
Multi-Utilities	22,841,962	—	—
Oil, Gas & Consumable Fuels	212,354,489	—	—
Personal Products	24,805,142	—	—
Pharmaceuticals	121,406,905	—	—
Real Estate Investment Trusts (REITs)	21,084,644	—	—
Semiconductors & Semiconductor Equipment	49,925,723	—	—
Software	34,691,147	—	—
Specialty Retail	52,914,442	—	—
Technology Hardware, Storage & Peripherals	65,037,722	—	—
Affiliated Money Market Mutual Fund	75,562,261	—	—

Total	$1,784,215,313	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Oil, Gas & Consumable Fuels	12.3%
Banks	11.2
Insurance	7.3
Pharmaceuticals	7.1
Industrial Conglomerates	4.8
Affiliated Money Market Mutual Fund (3.1% represents investments purchased with collateral from securities on loan)	4.4
Media	4.2
Technology Hardware, Storage & Peripherals	3.8
Specialty Retail	3.1
Health Care Equipment & Supplies	3.0
Capital Markets	3.0
Consumer Finance	3.0
Semiconductors & Semiconductor Equipment	2.9
Aerospace & Defense	2.6
Chemicals	2.4
Internet Software & Services	2.3
Food Products	2.0

Food & Staples Retailing	2.0%
Software	2.0
Diversified Telecommunication Services	2.0
Biotechnology	1.8
Health Care Providers & Services	1.8
Electric Utilities	1.8
Energy Equipment & Services	1.5
Hotels, Restaurants & Leisure	1.5
Personal Products	1.4
Multi-Utilities	1.3
Real Estate Investment Trusts (REITs)	1.2
Air Freight & Logistics	1.1
Commercial Services & Supplies	1.1
Communications Equipment	0.9
Internet & Catalog Retail	0.8
Household Durables	0.7
Household Products	0.7
Beverages	0.7

103.7
Liabilities in excess of other assets	(3.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $52,754,534:
Unaffiliated investments (cost $1,455,476,043)	$1,708,653,052
Affiliated investments (cost $75,562,261)	75,562,261
Receivable for investments sold	23,162,365
Dividends receivable	1,903,076
Tax reclaim receivable	90,844
Receivable for fund share sold	68,791
Prepaid expenses	1,521

Total Assets	1,809,441,910

LIABILITIES:
Payable to broker for collateral for securities on loan	54,012,851
Payable for investments purchased	26,065,656
Payable for fund share repurchased	7,682,517
Advisory fees payable	404,833
Accrued expenses and other liabilities	81,310
Distribution fee payable	18,871
Affiliated transfer agent fee payable	365

Total Liabilities	88,266,403

NET ASSETS	$1,721,175,507

Net assets were comprised of:
Paid-in capital	$1,670,943,359
Retained earnings	50,232,148

Net assets, June 30, 2014	$1,721,175,507

Net asset value and redemption price per share, $1,721,175,507 / 67,106,785 outstanding shares of beneficial interest	$25.65

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $31,862 foreign withholding tax)	$16,196,681
Affiliated income from securities lending, net	24,314
Affiliated dividend income	8,238

16,229,233

EXPENSES
Advisory fees	5,969,248
Distribution fee	829,913
Custodian and accounting fees	103,000
Audit fee	12,000
Trustees’ fees	11,000
Insurance expenses	9,000
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Shareholders’ reports	3,000
Loan interest expense	118
Miscellaneous	8,596

Total expenses	6,959,875
Less: advisory fee waivers and/or expense reimbursement	(36,863)

Net expenses	6,923,012

NET INVESTMENT INCOME	9,306,221

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	138,839,979
Net change in unrealized appreciation (depreciation) on investments	(3,022,966)

NET GAIN ON INVESTMENTS	135,817,013

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$145,123,234

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$9,306,221	$14,692,784
Net realized gain on investment transactions	138,839,979	255,427,778
Net change in unrealized appreciation (depreciation) on investments	(3,022,966)	148,875,056

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	145,123,234	418,995,618

FUND SHARE TRANSACTIONS:
Fund share sold [2,065,444 and 21,029,275 shares, respectively]	48,903,316	457,660,615
Fund share repurchased [5,170,188 and 33,396,914 shares, respectively]	(125,089,657)	(679,717,340)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(76,186,341)	(222,056,725)

TOTAL INCREASE IN NET ASSETS	68,936,893	196,938,893
NET ASSETS:
Beginning of period	1,652,238,614	1,455,299,721

End of period	$1,721,175,507	$1,652,238,614

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS	Shares	Value (Note 2)
Automobiles — 0.8%
Tesla Motors, Inc.*(a)	24,773	$5,947,006

Banks — 1.3%
First Republic Bank	174,131	9,575,464

Beverages — 0.9%
Coca-Cola Enterprises, Inc.	136,955	6,543,710

Biotechnology — 4.2%
BioMarin Pharmaceutical, Inc.*	31,808	1,978,776
Cepheid, Inc.*	123,261	5,909,132
Incyte Corp. Ltd.*(a)	49,773	2,809,188
Medivation, Inc.*	54,651	4,212,499
Regeneron Pharmaceuticals, Inc.*(a)	22,083	6,237,785
Vertex Pharmaceuticals, Inc.*	100,958	9,558,703

		30,706,083

Capital Markets — 0.6%
T. Rowe Price Group, Inc.	50,361	4,250,972

Chemicals — 4.6%
Airgas, Inc.	102,270	11,138,226
International Flavors & Fragrances, Inc.	106,582	11,114,371
Sherwin-Williams Co. (The)	53,896	11,151,621

		33,404,218

Commercial Services & Supplies — 1.2%
Healthcare Services Group, Inc.	118,004	3,474,038
Waste Connections, Inc.	112,280	5,451,194

		8,925,232

Construction & Engineering — 0.9%
Quanta Services, Inc.*	193,762	6,700,290

Consumer Finance — 2.2%
Navient Corp.	606,132	10,734,598
SLM Corp.	638,848	5,308,827

		16,043,425

Distributors — 0.9%
LKQ Corp.*	234,121	6,248,689

Diversified Financial Services — 2.1%
Intercontinental Exchange, Inc.	82,413	15,567,816

Diversified Telecommunication Services — 1.0%
tw telecom, Inc.*	183,269	7,387,573

Electrical Equipment — 4.8%
AMETEK, Inc.	175,645	9,182,721
Hubbell, Inc. (Class B Stock)	93,307	11,490,757
Sensata Technologies Holding NV*	304,014	14,221,775

		34,895,253

Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp. (Class A Stock)	117,776	11,346,540

Energy Equipment & Services — 3.7%
Cameron International Corp.*	139,524	9,447,170
Core Laboratories NV	31,241	5,219,121
Dril-Quip, Inc.*	110,251	12,043,819

		26,710,110

Food & Staples Retailing — 1.9%
Whole Foods Market, Inc.	364,639	14,086,005

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products — 4.7%
Hain Celestial Group, Inc. (The)*	124,963	$11,089,217
Keurig Green Mountain, Inc.	62,032	7,729,807
McCormick & Co., Inc.	107,292	7,681,034
TreeHouse Foods, Inc.*	101,551	8,131,189

		34,631,247

Health Care Equipment & Supplies — 3.6%
C.R. Bard, Inc.	69,327	9,914,454
CareFusion Corp.*	240,017	10,644,754
Intuitive Surgical, Inc.*	14,333	5,902,329

		26,461,537

Health Care Providers & Services — 1.2%
Henry Schein, Inc.*	73,525	8,725,212

Health Care Technology — 1.9%
Cerner Corp.*(a)	97,945	5,052,003
HMS Holdings Corp.*	442,930	9,040,201

		14,092,204

Hotels, Restaurants & Leisure — 4.7%
Chipotle Mexican Grill, Inc.*	19,553	11,585,348
Norwegian Cruise Line Holdings Ltd.*	234,421	7,431,146
Panera Bread Co. (Class A Stock)*	37,822	5,666,870
Tim Hortons, Inc. (Canada)	174,173	9,532,488

		34,215,852

Household Durables — 1.0%
Toll Brothers, Inc.*	192,659	7,109,117

Household Products — 1.2%
Church & Dwight Co., Inc.	128,518	8,989,834

Internet Software & Services — 5.2%
Equinix, Inc.*(a)	85,817	18,029,294
LinkedIn Corp. (Class A Stock)*	65,243	11,187,217
Pandora Media, Inc.*(a)	205,183	6,052,899
Twitter, Inc.*	72,576	2,973,439

		38,242,849

IT Services — 1.4%
FleetCor Technologies, Inc.*	75,161	9,906,220

Life Sciences Tools & Services — 3.0%
Agilent Technologies, Inc.	257,490	14,790,226
Mettler-Toledo International, Inc.*	28,253	7,153,095

		21,943,321

Machinery — 4.3%
Flowserve Corp.	75,492	5,612,830
Graco, Inc.	172,921	13,501,672
Ingersoll-Rand PLC	57,210	3,576,197
Kennametal, Inc.	181,922	8,419,350

		31,110,049

Media — 2.0%
Discovery Communications, Inc. (Class A Stock)*	80,333	5,967,135
Scripps Networks Interactive, Inc. (Class A Stock)	107,376	8,712,489

		14,679,624

Multiline Retail — 1.9%
Dollar General Corp.*	236,438	13,562,084

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels — 2.0%
Noble Energy, Inc.	69,925	$5,416,391
Whiting Petroleum Corp.*	115,658	9,281,555

		14,697,946

Pharmaceuticals — 2.9%
Mylan, Inc.*(a)	337,479	17,400,417
Shire PLC (Ireland), ADR	15,830	3,727,807

		21,128,224

Real Estate Management & Development — 1.8%
CBRE Group, Inc. (Class A Stock)*	404,402	12,957,040

Road & Rail — 1.7%
Kansas City Southern	113,428	12,194,644

Semiconductors & Semiconductor Equipment — 2.8%
Linear Technology Corp.	59,086	2,781,178
Xilinx, Inc.	369,179	17,465,858

		20,247,036

Software — 1.5%
Guidewire Software, Inc.*	69,327	2,818,836
ServiceNow, Inc.*	126,135	7,815,325

		10,634,161

Specialty Retail — 5.9%
Dick’s Sporting Goods, Inc.	145,500	6,774,480
Five Below, Inc.*(a)	284,686	11,361,818
L Brands, Inc.	246,825	14,478,755
Restoration Hardware Holdings, Inc.*(a)	77,799	7,239,197
Ulta Salon Cosmetics & Fragrance, Inc.*	37,371	3,416,083

		43,270,333

Textiles, Apparel & Luxury Goods — 6.5%
Kate Spade & Co.*	258,381	9,854,651
PVH Corp.	118,883	13,861,758
Ralph Lauren Corp.	56,847	9,134,744
Under Armour, Inc. (Class A Stock)*(a)	134,305	7,989,804
VF Corp.	99,849	6,290,487

		47,131,444

Thrifts & Mortgage Finance — 1.0%
MGIC Investment Corp.*(a)	793,731	7,334,074

Trading Companies & Distributors — 2.2%
W.W. Grainger, Inc.(a)	63,390	16,118,175

Wireless Telecommunication Services — 2.2%
SBA Communications Corp. (Class A Stock)*	160,137	16,382,015

TOTAL LONG-TERM INVESTMENTS (cost $606,515,075)		724,102,628

SHORT-TERM INVESTMENT — 10.7%
COMMON STOCKS (continued)	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $78,330,565; includes $69,679,835 of cash collateral received for securities on loan)(b)(w)(Note 4)	78,330,565	$78,330,565

TOTAL INVESTMENTS — 110.0% (cost $684,845,640)		802,433,193
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.0)%		(73,174,110)

NET ASSETS — 100.0%		$729,259,083

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $68,284,995; cash collateral of $69,679,835 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Automobiles	$5,947,006	$—	$—
Banks	9,575,464	—	—
Beverages	6,543,710	—	—
Biotechnology	30,706,083	—	—
Capital Markets	4,250,972	—	—
Chemicals	33,404,218	—	—
Commercial Services & Supplies	8,925,232	—	—
Construction & Engineering	6,700,290	—	—
Consumer Finance	16,043,425	—	—
Distributors	6,248,689	—	—
Diversified Financial Services	15,567,816	—	—
Diversified Telecommunication Services	7,387,573	—	—
Electrical Equipment	34,895,253	—	—
Electronic Equipment, Instruments & Components	11,346,540	—	—
Energy Equipment & Services	26,710,110	—	—
Food & Staples Retailing	14,086,005	—	—
Food Products	34,631,247	—	—
Health Care Equipment & Supplies	26,461,537	—	—
Health Care Providers & Services	8,725,212	—	—
Health Care Technology	14,092,204	—	—
Hotels, Restaurants & Leisure	34,215,852	—	—
Household Durables	7,109,117	—	—
Household Products	8,989,834	—	—
Internet Software & Services	38,242,849	—	—
IT Services	9,906,220	—	—
Life Sciences Tools & Services	21,943,321	—	—
Machinery	31,110,049	—	—
Media	14,679,624	—	—
Multiline Retail	13,562,084	—	—
Oil, Gas & Consumable Fuels	14,697,946	—	—
Pharmaceuticals	21,128,224	—	—
Real Estate Management & Development	12,957,040	—	—
Road & Rail	12,194,644	—	—
Semiconductors & Semiconductor Equipment	20,247,036	—	—
Software	10,634,161	—	—
Specialty Retail	43,270,333	—	—
Textiles, Apparel & Luxury Goods	47,131,444	—	—
Thrifts & Mortgage Finance	7,334,074	—	—
Trading Companies & Distributors	16,118,175	—	—
Wireless Telecommunication Services	16,382,015	—	—
Affiliated Money Market Mutual Fund	78,330,565	—	—

Total	$802,433,193	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (9.6% represents investments purchased with collateral from securities on loan)	10.7%
Textiles, Apparel & Luxury Goods	6.5
Specialty Retail	5.9
Internet Software & Services	5.2
Electrical Equipment	4.8
Food Products	4.7
Hotels, Restaurants & Leisure	4.7
Chemicals	4.6
Machinery	4.3
Biotechnology	4.2
Energy Equipment & Services	3.7
Health Care Equipment & Supplies	3.6
Life Sciences Tools & Services	3.0
Pharmaceuticals	2.9
Semiconductors & Semiconductor Equipment	2.8
Wireless Telecommunication Services	2.2
Trading Companies & Distributors	2.2
Consumer Finance	2.2
Diversified Financial Services	2.1
Oil, Gas & Consumable Fuels	2.0

Media	2.0%
Health Care Technology	1.9
Food & Staples Retailing	1.9
Multiline Retail	1.9
Real Estate Management & Development	1.8
Road & Rail	1.7
Electronic Equipment, Instruments & Components	1.6
Software	1.5
IT Services	1.4
Banks	1.3
Household Products	1.2
Commercial Services & Supplies	1.2
Health Care Providers & Services	1.2
Diversified Telecommunication Services	1.0
Thrifts & Mortgage Finance	1.0
Household Durables	1.0
Construction & Engineering	0.9
Beverages	0.9
Distributors	0.9
Automobiles	0.8
Capital Markets	0.6

110.0
Liabilities in excess of other assets	(10.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $68,284,995:
Unaffiliated investments (cost $606,515,075)	$724,102,628
Affiliated investments (cost $78,330,565)	78,330,565
Receivable for investments sold	10,198,479
Receivable for fund share sold	258,510
Dividends receivable	178,193
Tax reclaim receivable	14,945
Prepaid expenses	2,524

Total Assets	813,085,844

LIABILITIES:
Payable to broker for collateral for securities on loan	69,679,835
Payable for investments purchased	13,859,468
Advisory fees payable	213,004
Accrued expenses and other liabilities	56,429
Payable for fund share repurchased	9,715
Distribution fee payable	7,945
Affiliated transfer agent fee payable	365

Total Liabilities	83,826,761

NET ASSETS	$729,259,083

Net assets were comprised of:
Paid-in capital	$460,817,793
Retained earnings	268,441,290

Net assets, June 30, 2014	$729,259,083

Net asset value and redemption price per share, $729,259,083 / 100,211,991 outstanding shares of beneficial interest	$7.28

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $12,913 foreign withholding tax)	$2,472,044
Affiliated income from securities lending, net	46,753
Affiliated dividend income	8,387

2,527,184

EXPENSES
Advisory fees	3,150,953
Distribution fee	320,751
Custodian and accounting fees	55,000
Audit fee	10,000
Trustees’ fees	8,000
Insurance expenses	4,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense	57
Miscellaneous	6,384

Total expenses	3,568,145
Less: advisory fee waivers and/or expense reimbursement	(335,306)

Net expenses	3,232,839

NET INVESTMENT LOSS	(705,655)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investment transactions	59,800,555

Net change in unrealized appreciation (depreciation) on:
Investments	(24,933,560)
Foreign currencies	127

(24,933,433)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	34,867,122

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,161,467

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(705,655)	$(1,435,298)
Net realized gain on investment transactions	59,800,555	77,341,153
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(24,933,433)	90,317,005

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	34,161,467	166,222,860

FUND SHARE TRANSACTIONS:
Fund share sold [13,809,048 and 19,397,306 shares, respectively]	95,411,568	115,302,110
Fund share repurchased [5,592,089 and 34,681,799 shares, respectively]	(38,492,564)	(206,299,746)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	56,919,004	(90,997,636)

TOTAL INCREASE IN NET ASSETS	91,080,471	75,225,224
NET ASSETS:
Beginning of period	638,178,612	562,953,388

End of period	$729,259,083	$638,178,612

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 95.9%	Shares	Value (Note 2)
Aerospace & Defense — 2.7%
Cubic Corp.	70,014	$3,116,323
Esterline Technologies Corp.*	88,676	10,208,381
Moog, Inc. (Class A Stock)*	97,593	7,113,554
Teledyne Technologies, Inc.*	52,527	5,104,049

		25,542,307

Air Freight & Logistics — 0.5%
Forward Air Corp.	93,689	4,483,019

Auto Components — 1.1%
American Axle & Manufacturing Holdings, Inc.*	202,789	3,830,684
Dana Holding Corp.(a)	38,128	931,086
Tenneco, Inc.*	87,030	5,717,871

		10,479,641

Banks — 13.7%
BancorpSouth, Inc.	320,810	7,882,302
Bank of the Ozarks, Inc.(a)	280,030	9,367,003
Banner Corp.	99,920	3,959,830
Boston Private Financial Holdings, Inc.	308,040	4,140,058
Bridge Capital Holdings*	57,164	1,383,940
CoBiz Financial, Inc.	117,381	1,264,193
Community Bank System, Inc.	93,522	3,385,496
First Financial Bankshares, Inc.(a)	146,306	4,589,619
First Midwest Bancorp, Inc.	159,719	2,720,015
First of Long Island Corp. (The)	25,982	1,015,377
Flushing Financial Corp.	112,832	2,318,698
Glacier Bancorp, Inc.	242,193	6,873,437
Heritage Financial Corp.	60,743	977,355
Home BancShares, Inc.	123,708	4,060,097
Independent Bank Corp.	70,941	2,722,716
Independent Bank Group, Inc.	37,494	2,087,291
Lakeland Financial Corp.	38,904	1,484,577
MB Financial, Inc.	211,156	5,711,770
PacWest Bancorp	139,383	6,017,164
Pinnacle Financial Partners, Inc.	120,879	4,772,303
PrivateBancorp, Inc.	255,681	7,430,090
Prosperity Bancshares, Inc.	81,681	5,113,231
Sandy Spring Bancorp, Inc.	54,939	1,368,530
Sierra Bancorp	3,483	55,031
Signature Bank*	36,789	4,642,036
South State Corp.	69,006	4,209,366
Southcoast Financial Corp.*	3,194	23,220
Southwest Bancorp, Inc.	98,063	1,672,955
Summit State Bank	6,156	81,136
Texas Capital Bancshares, Inc.*	110,974	5,987,047
Trico Bancshares	42,617	986,157
UMB Financial Corp.	110,454	7,001,679
ViewPoint Financial Group, Inc.	193,569	5,208,942
Webster Financial Corp.	219,480	6,922,399

		127,435,060

Biotechnology — 1.1%
Exact Sciences Corp.*(a)	257,609	4,387,081
Infinity Pharmaceuticals, Inc.*	314,732	4,009,686
TESARO, Inc.*	57,677	1,794,331

		10,191,098

COMMON STOCKS (continued)	Shares	Value (Note 2)
Building Products — 0.5%
NCI Building Systems, Inc.*	136,456	$2,651,340
Trex Co., Inc.*(a)	85,692	2,469,643

		5,120,983

Capital Markets — 2.3%
Apollo Investment Corp.(a)	258,296	2,223,928
Cohen & Steers, Inc.(a)	35,402	1,535,739
E*Trade Financial Corp.*	79,918	1,699,057
Golub Capital BDC, Inc.(a)	71,923	1,273,037
Moelis & Co.*(a)	45,487	1,528,818
New Mountain Finance Corp.(a)	110,913	1,648,167
Solar Capital Ltd.	38,249	813,939
Solar Senior Capital Ltd.(a)	15,011	253,386
Stifel Financial Corp.*(a)	113,045	5,352,681
THL Credit, Inc.(a)	34,290	480,060
Virtus Investment Partners, Inc.*(a)	23,192	4,910,906

		21,719,718

Chemicals — 3.6%
Axiall Corp.	36,645	1,732,209
Methanex Corp. (Canada)(a)	75,870	4,687,249
Minerals Technologies, Inc.	23,548	1,544,278
PolyOne Corp.	237,990	10,028,899
Quaker Chemical Corp.	41,390	3,178,338
Taminco Corp.*	162,531	3,780,471
Westlake Chemical Corp.	45,120	3,779,251
WR Grace & Co.*	49,716	4,699,653

		33,430,348

Commercial Services & Supplies — 1.8%
Ceco Environmental Corp.	126,131	1,966,382
G&K Services, Inc. (Class A Stock)	76,193	3,967,369
Mobile Mini, Inc.	99,600	4,769,844
Progressive Waste Solutions Ltd. (Canada)	162,211	4,163,956
West Corp.	53,938	1,445,538

		16,313,089

Communications Equipment — 0.9%
ADTRAN, Inc.	119,694	2,700,297
Digi International, Inc.*	101,230	953,587
Extreme Networks, Inc.*	403,268	1,790,510
RADWARE Ltd. (Israel)*	194,838	3,286,917

		8,731,311

Construction & Engineering — 1.2%
Comfort Systems USA, Inc.	136,675	2,159,465
EMCOR Group, Inc.	142,940	6,365,118
MYR Group, Inc.*	88,232	2,234,917

		10,759,500

Consumer Finance — 0.3%
First Cash Financial Services, Inc.*	51,628	2,973,256

Containers & Packaging — 0.7%
Berry Plastics Group, Inc.*	104,380	2,693,004
Graphic Packaging Holding Co.*	333,185	3,898,265

		6,591,269

Diversified Financial Services — 0.2%
MarketAxess Holdings, Inc.	34,249	1,851,501

Diversified Telecommunication Services — 0.5%
Premiere Global Services, Inc.*(a)	357,230	4,769,021

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities — 4.2%
Allete, Inc.	106,016	$5,443,922
Cleco Corp.	164,817	9,715,962
El Paso Electric Co.	158,500	6,373,285
IDACORP, Inc.	132,790	7,679,246
PNM Resources, Inc.	109,082	3,199,375
Portland General Electric Co.	196,580	6,815,429

		39,227,219

Electrical Equipment — 0.3%
Thermon Group Holdings, Inc.*	122,579	3,226,279

Electronic Equipment, Instruments & Components — 2.3%
Anixter International, Inc.	62,994	6,303,810
Belden, Inc.	58,453	4,568,686
CTS Corp.	160,863	3,008,138
Littelfuse, Inc.	40,493	3,763,824
Newport Corp.*	198,112	3,665,072

		21,309,530

Energy Equipment & Services — 2.8%
Dril-Quip, Inc.*	33,865	3,699,413
Forum Energy Technologies, Inc.*	251,333	9,156,061
Gulfmark Offshore, Inc. (Class A Stock)	53,537	2,418,802
Newpark Resources, Inc.*	545,564	6,797,727
Tesco Corp.	61,517	1,312,773
TETRA Technologies, Inc.*(a)	257,360	3,031,701

		26,416,477

Food & Staples Retailing — 0.2%
Susser Holdings Corp.*	22,403	1,808,370

Food Products — 0.7%
B&G Foods, Inc.	60,907	1,991,050
Hain Celestial Group, Inc. (The)*	46,673	4,141,762

		6,132,812

Gas Utilities — 0.9%
Southwest Gas Corp.	153,820	8,120,158

Health Care Equipment & Supplies — 1.3%
Endologix, Inc.*	237,235	3,608,344
Hill-Rom Holdings, Inc.	98,258	4,078,690
Integra LifeSciences Holdings Corp.*	38,630	1,817,928
Tornier NV*	97,277	2,274,336

		11,779,298

Health Care Providers & Services — 1.7%
Adeptus Health, Inc. (Class A Stock)*	55,121	1,398,420
Air Methods Corp.*(a)	80,248	4,144,809
HealthSouth Corp.	125,133	4,488,521
Surgical Care Affiliates, Inc.*	53,921	1,568,023
WellCare Health Plans, Inc.*	59,600	4,449,736

		16,049,509

Health Care Technology — 1.1%
Allscripts Healthcare Solutions, Inc.*	455,099	7,304,339
Quality Systems, Inc.	211,528	3,395,024

		10,699,363

Hotels, Restaurants & Leisure — 2.2%
Bloomin’ Brands, Inc.*	122,519	2,748,101
Diamond Resorts International, Inc.*	141,138	3,284,281
Jack in the Box, Inc.	83,393	4,990,237
Marriott Vacations Worldwide Corp.*	65,409	3,834,930

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc.	75,034	$5,791,124

		20,648,673

Household Durables — 1.0%
Meritage Homes Corp.*	80,388	3,393,177
Standard Pacific Corp.*(a)	409,859	3,524,787
William Lyon Homes (Class A Stock)*	76,727	2,335,570

		9,253,534

Household Products — 1.0%
Spectrum Brands Holdings, Inc.	109,573	9,426,565

Independent Power & Renewable Electricity Producers — 0.4%
Dynegy, Inc.*	101,179	3,521,029

Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	75,439	6,534,526

Insurance — 4.3%
American Equity Investment Life Holding Co.(a)	358,259	8,813,171
AMERISAFE, Inc.	23,068	938,176
CNO Financial Group, Inc.	521,046	9,274,619
Endurance Specialty Holdings Ltd.*	76,540	3,948,699
Enstar Group Ltd.*(g)	12,857	1,937,936
Fidelity & Guaranty Life	74,683	1,787,911
Maiden Holdings Ltd.	390,186	4,717,349
Meadowbrook Insurance Group, Inc.	197,168	1,417,638
ProAssurance Corp.	94,637	4,201,883
RLI Corp.	63,592	2,911,242

		39,948,624

Internet & Catalog Retail — 0.6%
HSN, Inc.	95,113	5,634,494

Internet Software & Services — 0.2%
Everyday Health, Inc.*	114,847	2,122,372

IT Services — 1.0%
CACI International, Inc. (Class A Stock)*(a)	66,550	4,672,475
Convergys Corp.	208,666	4,473,799

		9,146,274

Leisure Products — 0.4%
Arctic Cat, Inc.	18,592	732,897
Brunswick Corp.	74,670	3,145,847

		3,878,744

Machinery — 3.4%
Actuant Corp. (Class A Stock)	212,488	7,345,710
Barnes Group, Inc.	126,041	4,857,620
CIRCOR International, Inc.	51,099	3,941,266
Crane Co.	44,001	3,271,914
Graco, Inc.	42,191	3,294,273
RBC Bearings, Inc.	48,019	3,075,617
Watts Water Technologies, Inc. (Class A Stock)	39,345	2,428,767
Woodward, Inc.	72,431	3,634,588

		31,849,755

Media — 0.9%
Carmike Cinemas, Inc.*	52,066	1,829,079
Live Nation Entertainment, Inc.*	190,898	4,713,272

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Time, Inc.*	56,800	$1,375,696

		7,918,047

Metals & Mining — 1.8%
AK Steel Holding Corp.*(a)	450,141	3,583,122
Coeur Mining, Inc.*	125,253	1,149,822
Commercial Metals Co.	110,172	1,907,077
Globe Specialty Metals, Inc.	142,136	2,953,586
Kaiser Aluminum Corp.(a)	83,517	6,085,884
Olympic Steel, Inc.	34,865	862,909

		16,542,400

Multi-Utilities — 0.9%
Black Hills Corp.	65,009	3,990,902
NorthWestern Corp.	84,582	4,414,335

		8,405,237

Oil, Gas & Consumable Fuels — 4.3%
Delek US Holdings, Inc.	82,266	2,322,369
Laredo Petroleum, Inc.*(a)	284,873	8,825,365
Parsley Energy, Inc. (Class A Stock)*	185,616	4,467,777
Rex Energy Corp.*	463,033	8,200,314
Rice Energy, Inc.*	229,157	6,977,831
RSP Permian, Inc.*	290,515	9,424,307

		40,217,963

Paper & Forest Products — 0.7%
KapStone Paper and Packaging Corp.*	197,652	6,548,211

Pharmaceuticals — 0.4%
Prestige Brands Holdings, Inc.*	99,233	3,363,006

Professional Services — 0.2%
TrueBlue, Inc.*	63,537	1,751,715

Real Estate Investment Trusts (REITs) — 11.0%
Acadia Realty Trust	204,410	5,741,877
American Campus Communities, Inc.	150,538	5,756,573
Apollo Commercial Real Estate Finance, Inc.	311,373	5,134,541
Blackstone Mortgage Trust, Inc. (Class A Stock)	211,892	6,144,868
CBL & Associates Properties, Inc.(a)	324,690	6,169,110
Chesapeake Lodging Trust	221,247	6,688,297
CubeSmart	437,853	8,021,467
DuPont Fabros Technology, Inc.(a)	177,997	4,798,799
Highwoods Properties, Inc.	177,281	7,436,938
Hudson Pacific Properties, Inc.	219,131	5,552,779
MFA Financial, Inc.(a)	639,868	5,253,316
Mid-America Apartment Communities, Inc.	17,945	1,310,882
National Health Investors, Inc.	110,275	6,898,804
Pebblebrook Hotel Trust	141,647	5,235,273
PS Business Parks, Inc.	87,190	7,279,493
Strategic Hotels & Resorts, Inc.*	577,748	6,765,429
Terreno Realty Corp.	184,921	3,574,523
Two Harbors Investment Corp.	410,100	4,297,848

		102,060,817

Real Estate Management & Development — 0.8%
Kennedy-Wilson Holdings, Inc.	281,112	7,539,424

Road & Rail
Celadon Group, Inc.	8,087	172,415

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment — 4.0%
Cabot Microelectronics Corp.*	107,658	$4,806,930
Entegris, Inc.*	446,355	6,135,149
Fairchild Semiconductor International, Inc.*	267,086	4,166,542
Intersil Corp. (Class A Stock)	424,600	6,347,770
Micrel, Inc.	142,028	1,602,076
MKS Instruments, Inc.	182,104	5,688,929
PMC-Sierra, Inc.*	417,592	3,177,875
Power Integrations, Inc.	19,152	1,102,006
Semtech Corp.*	147,214	3,849,646

		36,876,923

Software — 2.0%
Monotype Imaging Holdings, Inc.	106,463	2,999,063
PTC, Inc.*	102,245	3,967,106
SS&C Technologies Holdings, Inc.*	123,694	5,469,749
Verint Systems, Inc.*	130,617	6,406,764

		18,842,682

Specialty Retail — 2.0%
Asbury Automotive Group, Inc.*	69,127	4,751,790
GNC Holdings, Inc. (Class A Stock)	117,816	4,017,526
Lithia Motors, Inc. (Class A Stock)	11,232	1,056,594
Men’s Wearhouse, Inc. (The)	37,491	2,091,998
Monro Muffler Brake, Inc.	38,009	2,021,699
Office Depot, Inc.*(a)	496,155	2,823,122
Shoe Carnival, Inc.	78,485	1,620,715

		18,383,444

Technology Hardware, Storage & Peripherals — 0.4%
Electronics For Imaging, Inc.*	73,779	3,334,811

Textiles, Apparel & Luxury Goods — 1.2%
Carter’s, Inc.	53,457	3,684,791
Movado Group, Inc.	111,997	4,666,915
Steven Madden Ltd.*	89,279	3,062,270

		11,413,976

Thrifts & Mortgage Finance — 2.0%
Brookline Bancorp, Inc.(a)	123,652	1,158,619
Dime Community Bancshares, Inc.	79,701	1,258,479
Home Loan Servicing Solutions Ltd.	146,058	3,319,898
Oritani Financial Corp.	108,460	1,669,199
Provident Financial Services, Inc.	164,580	2,850,526
Radian Group, Inc.(a)	434,584	6,436,189
WSFS Financial Corp.	25,811	1,901,496

		18,594,406

Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	89,890	4,560,120
Kaman Corp.	126,436	5,402,610
WESCO International, Inc.*(a)	48,439	4,184,161

		14,146,891

TOTAL COMMON STOCKS (cost $699,087,882)		893,237,094

EXCHANGE TRADED FUND — 0.7%
iShares Russell 2000 Value Index Fund(a) (cost $6,381,790)	69,128	7,138,157

TOTAL LONG-TERM INVESTMENTS (cost $705,469,672)		900,375,251

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SHORT-TERM INVESTMENT — 10.3%
	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $95,751,584; includes $71,542,370 of cash collateral for securities on loan)(b)(w)(Note 4)	95,751,584	$95,751,584

TOTAL INVESTMENTS — 106.9% (cost $801,221,256)		996,126,835
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(64,448,409)

NET ASSETS — 100.0%		$931,678,426

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,543,378; cash collateral of $71,542,370 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$25,542,307	$—	$—
Air Freight & Logistics	4,483,019	—	—
Auto Components	10,479,641	—	—
Banks	127,435,060	—	—
Biotechnology	10,191,098	—	—
Building Products	5,120,983	—	—
Capital Markets	21,719,718	—	—
Chemicals	33,430,348	—	—
Commercial Services & Supplies	16,313,089	—	—
Communications Equipment	8,731,311	—	—
Construction & Engineering	10,759,500	—	—
Consumer Finance	2,973,256	—	—
Containers & Packaging	6,591,269	—	—
Diversified Financial Services	1,851,501	—	—
Diversified Telecommunication Services	4,769,021	—	—
Electric Utilities	39,227,219	—	—
Electrical Equipment	3,226,279	—	—
Electronic Equipment, Instruments & Components	21,309,530	—	—
Energy Equipment & Services	26,416,477	—	—
Food & Staples Retailing	1,808,370	—	—
Food Products	6,132,812	—	—
Gas Utilities	8,120,158	—	—
Health Care Equipment & Supplies	11,779,298	—	—
Health Care Providers & Services	16,049,509	—	—
Health Care Technology	10,699,363	—	—
Hotels, Restaurants & Leisure	20,648,673	—	—
Household Durables	9,253,534	—	—
Household Products	9,426,565	—	—
Independent Power & Renewable Electricity Producers	3,521,029	—	—
Industrial Conglomerates	6,534,526	—	—
Insurance	39,948,624	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Internet & Catalog Retail	$5,634,494	$—	$—
Internet Software & Services	2,122,372	—	—
IT Services	9,146,274	—	—
Leisure Products	3,878,744	—	—
Machinery	31,849,755	—	—
Media	7,918,047	—	—
Metals & Mining	16,542,400	—	—
Multi-Utilities	8,405,237	—	—
Oil, Gas & Consumable Fuels	40,217,963	—	—
Paper & Forest Products	6,548,211	—	—
Pharmaceuticals	3,363,006	—	—
Professional Services	1,751,715	—	—
Real Estate Investment Trusts (REITs)	102,060,817	—	—
Real Estate Management & Development	7,539,424	—	—
Road & Rail	172,415	—	—
Semiconductors & Semiconductor Equipment	36,876,923	—	—
Software	18,842,682	—	—
Specialty Retail	18,383,444	—	—
Technology Hardware, Storage & Peripherals	3,334,811	—	—
Textiles, Apparel & Luxury Goods	11,413,976	—	—
Thrifts & Mortgage Finance	18,594,406	—	—
Trading Companies & Distributors	14,146,891	—	—
Exchange Traded Fund	7,138,157	—	—
Affiliated Money Market Mutual Fund	95,751,584	—	—

Total	$996,126,835	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Banks	13.7%
Real Estate Investment Trusts (REITs)	11.0
Affiliated Money Market Mutual Fund (7.7% represents investments purchased with collateral from securities on loan)	10.3
Oil, Gas & Consumable Fuels	4.3
Insurance	4.3
Electric Utilities	4.2
Semiconductors & Semiconductor Equipment	4.0
Chemicals	3.6
Machinery	3.4
Energy Equipment & Services	2.8
Aerospace & Defense	2.7
Capital Markets	2.3
Electronic Equipment, Instruments & Components	2.3
Hotels, Restaurants & Leisure	2.2
Software	2.0
Thrifts & Mortgage Finance	2.0
Specialty Retail	2.0
Metals & Mining	1.8
Commercial Services & Supplies	1.8
Health Care Providers & Services	1.7
Trading Companies & Distributors	1.5
Health Care Equipment & Supplies	1.3
Textiles, Apparel & Luxury Goods	1.2
Construction & Engineering	1.2
Health Care Technology	1.1
Auto Components	1.1
Biotechnology	1.1

Household Products	1.0%
Household Durables	1.0
IT Services	1.0
Communications Equipment	0.9
Multi-Utilities	0.9
Gas Utilities	0.9
Media	0.9
Real Estate Management & Development	0.8
Exchange Traded Fund	0.7
Containers & Packaging	0.7
Paper & Forest Products	0.7
Industrial Conglomerates	0.7
Food Products	0.7
Internet & Catalog Retail	0.6
Building Products	0.5
Diversified Telecommunication Services	0.5
Air Freight & Logistics	0.5
Leisure Products	0.4
Independent Power & Renewable Electricity Producers	0.4
Pharmaceuticals	0.4
Technology Hardware, Storage & Peripherals	0.4
Electrical Equipment	0.3
Consumer Finance	0.3
Internet Software & Services	0.2
Diversified Financial Services	0.2
Food & Staples Retailing	0.2
Professional Services	0.2

106.9
Liabilities in excess of other assets	(6.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $69,543,378:
Unaffiliated investments (cost $705,469,672)	$900,375,251
Affiliated investments (cost $95,751,584)	95,751,584
Receivable for investments sold	11,431,355
Dividends receivable	1,486,143
Tax reclaim receivable	17,553
Receivable for fund share sold	4,628
Prepaid expenses	896

Total Assets	1,009,067,410

LIABILITIES:
Payable to broker for collateral for securities on loan	71,542,370
Payable for investments purchased	5,127,333
Advisory fees payable	415,038
Payable for fund share repurchased	227,688
Accrued expenses and other liabilities	66,079
Distribution fee payable	10,111
Affiliated transfer agent fee payable	365

Total Liabilities	77,388,984

NET ASSETS	$931,678,426

Net assets were comprised of:
Paid-in capital	$574,863,662
Retained earnings	356,814,764

Net assets, June 30, 2014	$931,678,426

Net asset value and redemption price per share, $931,678,426 / 52,416,853 outstanding shares of beneficial interest	$17.77

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $13,302 foreign withholding tax)	$7,094,278
Affiliated income from securities lending, net	119,975
Affiliated dividend income	12,660

7,226,913

EXPENSES
Advisory fees	4,055,224
Distribution fee	437,182
Custodian and accounting fees	74,000
Audit fee	10,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Insurance expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	7,428

Total expenses	4,611,834
Less: advisory fee waivers and/or expense reimbursement	(19,392)

Net expenses	4,592,442

NET INVESTMENT INCOME	2,634,471

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	41,069,660

Net change in unrealized appreciation (depreciation) on:
Investments	6,601,071
Foreign currencies	55

6,601,126

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	47,670,786

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,305,257

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,634,471	$4,759,244
Net realized gain on investment transactions	41,069,660	93,869,760
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,601,126	141,483,165

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	50,305,257	240,112,169

FUND SHARE TRANSACTIONS:
Fund share sold [1,830,142 and 11,791,406 shares, respectively]	30,731,206	164,319,502
Fund share repurchased [1,616,530 and 8,369,091 shares, respectively]	(26,867,015)	(117,846,730)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	3,864,191	46,472,772

TOTAL INCREASE IN NET ASSETS	54,169,448	286,584,941
NET ASSETS:
Beginning of period	877,508,978	590,924,037

End of period	$931,678,426	$877,508,978

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST HERNDON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 4.6%
Lockheed Martin Corp.	151,987	$24,428,870
Rockwell Collins, Inc.(a)	204,675	15,993,305

		40,422,175

Air Freight & Logistics — 1.9%
United Parcel Service, Inc. (Class B Stock)	164,145	16,851,126

Airlines — 0.9%
Copa Holdings SA (Panama)	56,742	8,089,707

Biotechnology — 2.4%
Gilead Sciences, Inc.*	109,430	9,072,841
United Therapeutics Corp.*(a)	131,722	11,656,080

		20,728,921

Capital Markets — 4.4%
Eaton Vance Corp.(a)	411,376	15,545,899
Waddell & Reed Financial, Inc. (Class A Stock)	356,661	22,323,412

		37,869,311

Chemicals — 6.4%
CF Industries Holdings, Inc.	66,874	16,085,203
LyondellBasell Industries NV (Class A Stock)	212,781	20,778,065
NewMarket Corp.	48,636	19,070,662

		55,933,930

Consumer Finance — 2.7%
Discover Financial Services	376,926	23,361,873

Diversified Financial Services — 5.8%
CBOE Holdings, Inc.	453,932	22,337,994
McGraw Hill Financial, Inc.	226,966	18,844,987
Moody’s Corp.	103,351	9,059,749

		50,242,730

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	182,384	8,924,049

Food Products — 2.2%
Campbell Soup Co.(a)	336,396	15,410,301
Kellogg Co.	51,258	3,367,651

		18,777,952

Health Care Equipment & Supplies — 1.8%
Baxter International, Inc.	214,807	15,530,546

Health Care Providers & Services — 2.2%
AmerisourceBergen Corp.	131,722	9,570,921
Endo International PLC*	135,775	9,506,965

		19,077,886

Hotels, Restaurants & Leisure — 2.0%
Yum! Brands, Inc.	212,781	17,277,817

Household Products — 2.5%
Colgate-Palmolive Co.	318,158	21,692,012

Independent Power & Renewable Electricity Producers — 1.0%
AES Corp. (The)	557,283	8,665,751

Insurance — 2.7%
Aflac, Inc.	372,873	23,211,344

IT Services — 5.3%
Accenture PLC (Class A Stock)	105,377	8,518,677

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
International Business Machines Corp.	105,377	$19,101,689
Western Union Co. (The)(a)	1,088,221	18,869,752

		46,490,118

Machinery — 2.8%
Caterpillar, Inc.	22,674	2,463,984
Joy Global, Inc.(a)	350,582	21,588,840

		24,052,824

Metals & Mining — 0.4%
Southern Copper Corp.	111,457	3,384,949

Oil, Gas & Consumable Fuels — 20.4%
Apache Corp.	188,463	18,963,147
Chevron Corp.	186,437	24,339,350
ConocoPhillips	233,046	19,979,034
Continental Resources, Inc.*(a)	143,881	22,738,953
Exxon Mobil Corp.	180,357	18,158,343
Marathon Petroleum Corp.	273,575	21,358,000
Oasis Petroleum, Inc.*	360,714	20,160,305
PBF Energy, Inc.	283,835	7,564,203
SM Energy Co.	188,463	15,849,738
Southwestern Energy Co.*	186,437	8,481,019

		177,592,092

Pharmaceuticals — 2.6%
Mylan, Inc.*(a)	441,773	22,777,816

Real Estate Investment Trusts (REITs) — 3.4%
American Capital Agency Corp.	482,303	11,290,713
Apartment Investment & Management Co. (Class A Stock)	569,442	18,375,893

		29,666,606

Software — 2.4%
Microsoft Corp.	500,541	20,872,560

Specialty Retail — 4.2%
Ross Stores, Inc.	220,887	14,607,257
TJX Cos., Inc. (The)	419,482	22,295,468

		36,902,725

Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	297,893	27,683,196
Western Digital Corp.	261,416	24,128,697

		51,811,893

Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc.	283,708	9,699,977

Thrifts & Mortgage Finance — 1.2%
Nationstar Mortgage Holdings, Inc.*(a)	284,849	10,340,019

Tobacco — 4.2%
Altria Group, Inc.	504,594	21,162,672
Philip Morris International, Inc.	184,410	15,547,607

		36,710,279

TOTAL LONG-TERM INVESTMENTS (cost $760,152,994)		856,958,988

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST HERNDON LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SHORT-TERM INVESTMENT — 15.0%
	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $130,511,750; includes $118,022,305 of cash collateral for securities on loan)(b)(w)(Note 4)	130,511,750	$130,511,750

TOTAL INVESTMENTS — 113.5% (cost $890,664,744)		987,470,738
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.5)%		(117,309,705)

NET ASSETS — 100.0%		$870,161,033

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $115,203,486; cash collateral of $118,022,305 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$40,422,175	$—	$—
Air Freight & Logistics	16,851,126	—	—
Airlines	8,089,707	—	—
Biotechnology	20,728,921	—	—
Capital Markets	37,869,311	—	—
Chemicals	55,933,930	—	—
Consumer Finance	23,361,873	—	—
Diversified Financial Services	50,242,730	—	—
Diversified Telecommunication Services	8,924,049	—	—
Food Products	18,777,952	—	—
Health Care Equipment & Supplies	15,530,546	—	—
Health Care Providers & Services	19,077,886	—	—
Hotels, Restaurants & Leisure	17,277,817	—	—
Household Products	21,692,012	—	—
Independent Power & Renewable Electricity Producers	8,665,751	—	—
Insurance	23,211,344	—	—
IT Services	46,490,118	—	—
Machinery	24,052,824	—	—
Metals & Mining	3,384,949	—	—
Oil, Gas & Consumable Fuels	177,592,092	—	—
Pharmaceuticals	22,777,816	—	—
Real Estate Investment Trusts (REITs)	29,666,606	—	—
Software	20,872,560	—	—
Specialty Retail	36,902,725	—	—
Technology Hardware, Storage & Peripherals	51,811,893	—	—
Textiles, Apparel & Luxury Goods	9,699,977	—	—
Thrifts & Mortgage Finance	10,340,019	—	—
Tobacco	36,710,279	—	—
Affiliated Money Market Mutual Fund	130,511,750	—	—

Total	$987,470,738	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST HERNDON LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Oil, Gas & Consumable Fuels	20.4%
Affiliated Money Market Mutual Fund (13.6% represents investments purchased with collateral from securities on loan)	15.0
Chemicals	6.4
Technology Hardware, Storage & Peripherals	6.0
Diversified Financial Services	5.8
IT Services	5.3
Aerospace & Defense	4.6
Capital Markets	4.4
Specialty Retail	4.2
Tobacco	4.2
Real Estate Investment Trusts (REITs)	3.4
Machinery	2.8
Consumer Finance	2.7
Insurance	2.7

Pharmaceuticals	2.6%
Household Products	2.5
Software	2.4
Biotechnology	2.4
Health Care Providers & Services	2.2
Food Products	2.2
Hotels, Restaurants & Leisure	2.0
Air Freight & Logistics	1.9
Health Care Equipment & Supplies	1.8
Thrifts & Mortgage Finance	1.2
Textiles, Apparel & Luxury Goods	1.1
Diversified Telecommunication Services	1.0
Independent Power & Renewable Electricity Producers	1.0
Airlines	0.9
Metals & Mining	0.4

113.5
Liabilities in excess of other assets	(13.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST HERNDON LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $115,203,486:
Unaffiliated investments (cost $760,152,994)	$856,958,988
Affiliated investments (cost $130,511,750)	130,511,750
Dividends receivable	1,230,631
Receivable for fund share sold	58,828
Tax reclaim receivable	8,664
Prepaid expenses	2,083

Total Assets	988,770,944

LIABILITIES:
Payable to broker for collateral for securities on loan	118,022,305
Payable for fund share repurchased	279,686
Advisory fees payable	215,918
Accrued expenses and other liabilities	82,170
Distribution fee payable	9,467
Affiliated transfer agent fee payable	365

Total Liabilities	118,609,911

NET ASSETS	$870,161,033

Net assets were comprised of:
Paid-in capital	$427,059,972
Retained earnings	443,101,061

Net assets, June 30, 2014	$870,161,033

Net asset value and redemption price per share, $870,161,033 / 65,131,629 outstanding shares of beneficial interest	$13.36

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $448 foreign withholding tax)	$9,156,611
Affiliated income from securities lending, net	346,055
Affiliated dividend income	13,745

9,516,411

EXPENSES
Advisory fees	3,524,465
Distribution fee	425,630
Custodian and accounting fees	61,000
Audit fee	11,000
Commitment fee on syndicated credit agreement	10,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Insurance expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Shareholders’ reports	2,000
Loan interest expense	87
Miscellaneous	8,318

Total expenses	4,065,500
Less: advisory fee waivers and/or expense reimbursement	(170,252)

Net expenses	3,895,248

NET INVESTMENT INCOME	5,621,163

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	16,320,741

Net change in unrealized appreciation (depreciation) on:
Investments	13,132,889
Foreign currencies	(125)

13,132,764

NET GAIN ON INVESTMENTS	29,453,505

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,074,668

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,621,163	$9,513,894
Net realized gain on investment transactions	16,320,741	212,916,127
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	13,132,764	27,869,255

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	35,074,668	250,299,276

FUND SHARE TRANSACTIONS:
Fund share sold [2,519,315 and 22,592,452 shares, respectively]	32,198,689	260,671,577
Fund share repurchased [4,068,884 and 54,150,267 shares, respectively]	(52,719,174)	(591,510,060)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(20,520,485)	(330,838,483)

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,554,183	(80,539,207)
NET ASSETS:
Beginning of period	855,606,850	936,146,057

End of period	$870,161,033	$855,606,850

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 97.7%	Shares	Value (Note 2)
Australia — 0.7%
Brambles Ltd.	1,019,810	$8,835,526
CSL Ltd.	178,866	11,227,976

		20,063,502

Austria — 0.3%
Andritz AG	167,615	9,685,000

Belgium — 0.2%
Colruyt SA	137,125	6,964,738

Brazil — 1.8%
Cielo SA	1,389,969	28,654,940
Estacio Participacoes SA	1,387,907	18,298,136
Kroton Educacional SA	196,400	5,519,111

		52,472,187

Canada — 5.4%
Agrium, Inc.	88,000	8,063,440
Alimentation Couche Tard, Inc. (Class B Stock)	689,617	18,890,872
Bank of Nova Scotia	171,340	11,423,202
Brookfield Asset Management, Inc. (Class A Stock)	280,436	12,344,793
Canadian Pacific Railway Ltd., (NYSE)	283,615	51,374,021
Canadian Pacific Railway Ltd., (XTSE)	25,454	4,611,324
Cenovus Energy, Inc.	284,758	9,230,851
CI Financial Corp.	250,626	8,232,455
Shawcor Ltd.	188,200	10,466,040
Suncor Energy, Inc.	439,000	18,719,366

		153,356,364

China — 4.7%
Baidu, Inc., ADR*	36,684	6,852,938
CIMC Enric Holdings Ltd.	1,720,000	2,265,580
PICC Property & Casualty Co. Ltd. (Class H Stock)	6,309,600	9,559,992
SouFun Holdings Ltd., ADR	265,069	2,595,026
Tencent Holdings Ltd.	4,760,018	72,414,383
Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	5,719,128	8,354,329
Vipshop Holdings Ltd., ADS*(a)	173,326	32,540,223

		134,582,471

Denmark — 2.0%
Coloplast A/S (Class B Stock)	120,537	10,906,808
Jyske Bank A/S*	185,285	10,525,632
Novo Nordisk A/S (Class B Stock)	738,794	34,097,533

		55,529,973

Finland — 0.4%
Sampo OYJ (Class A Stock)	220,973	11,170,719

France — 5.2%
Arkema SA	89,140	8,661,410
BNP Paribas SA	238,377	16,199,810
Cap Gemini SA	172,455	12,307,043
Pernod-Ricard SA	45,460	5,460,681
Publicis Groupe SA	146,350	12,404,106
Rexel SA	594,700	13,908,635
Sanofi	141,775	15,069,204
Schneider Electric SA	146,465	13,810,687
Sodexo	143,355	15,424,883

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
Total SA	169,417	$12,257,271
Valeo SA	50,248	6,742,009
Vinci SA	194,721	14,557,106

		146,802,845

Germany — 7.4%
Bayer AG	361,653	51,019,561
Bayerische Motoren Werke AG	87,100	11,029,452
Brenntag AG	111,394	19,901,068
Continental AG	243,664	56,337,746
Deutsche Boerse AG	181,315	14,058,193
Linde AG	58,755	12,485,208
Rational AG	12,730	4,108,508
SAP AG, ADR(a)	113,900	8,770,300
Wirecard AG	735,679	31,728,257

		209,438,293

Hong Kong — 2.4%
AIA Group Ltd.	1,812,836	9,108,801
Galaxy Entertainment Group Ltd.	2,213,735	17,693,226
Jardine Matheson Holdings Ltd.	140,862	8,365,090
Sands China Ltd.	4,236,674	31,977,092

		67,144,209

India — 0.6%
Housing Development Finance Corp. Ltd.*	366,325	6,048,029
Tata Motors Ltd.	1,555,617	11,196,111

		17,244,140

Indonesia — 0.7%
PT Bank Rakyat Indonesia Persero Tbk	11,725,102	10,216,214
PT Tower Bersama Infrastructure Tbk	7,128,717	4,840,672
PT Tower Bersama Infrastructure Tbk, 144A(g)	6,982,898	4,741,656

		19,798,542

Ireland — 0.9%
Shire PLC	322,413	25,290,938

Israel — 1.1%
Bezeq Israeli Telecommunication Corp. Ltd.	7,187,915	13,452,830
Check Point Software Technologies Ltd.*(a)	265,600	17,803,168

		31,255,998

Italy — 6.5%
Anima Holding SpA*	1,496,829	9,034,674
Anima Holding SpA, 144A*(g)	1,381,674	8,339,612
Azimut Holding SpA	1,871,817	48,182,702
Brunello Cucinelli SpA(a)	507,333	11,517,234
Intesa Sanpaolo SpA	4,136,577	12,762,702
Luxottica Group SpA	597,558	34,602,034
Moncler SpA	648,856	10,750,044
Moncler SpA, 144A(g)	255,346	4,230,493
World Duty Free SpA*	1,804,709	21,975,326
World Duty Free SpA, 144A*(g)	95,604	1,164,137
Yoox SpA*	882,742	23,801,993

		186,360,951

Japan — 12.4%
Astellas Pharma, Inc.	811,220	10,668,002
Daikin Industries Ltd.	147,491	9,308,565
Daito Trust Construction Co. Ltd.	45,600	5,362,061

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
FANUC Corp.	125,700	$21,706,866
Fuji Heavy Industries Ltd.	1,080,967	29,973,879
Hoya Corp.	189,400	6,297,138
Kansai Paint Co. Ltd.	1,054,400	17,623,548
Kao Corp.	181,000	7,128,459
Keyence Corp.	62,368	27,272,761
Lawson, Inc.	119,000	8,931,833
Miraca Holdings, Inc.	188,200	9,120,943
Murata Manufacturing Co. Ltd.	317,522	29,777,430
ORIX Corp.	724,390	12,010,964
Pigeon Corp.	436,770	23,039,501
Santen Pharmaceutical Co. Ltd.	182,900	10,303,683
Secom Co. Ltd.	157,952	9,642,250
SMC Corp.	96,500	25,858,305
Softbank Corp.	693,661	51,693,684
Start Today Co. Ltd.	80,900	2,127,547
Sugi Holdings Co. Ltd.	147,200	6,716,691
Sumitomo Mitsui Financial Group, Inc.	286,944	12,039,288
Toyota Motor Corp.	265,900	15,920,130

		352,523,528

Macau — 0.3%
MGM China Holdings Ltd.	2,486,000	8,621,760

Mexico — 1.3%
Alfa SAB de CV (Class A Stock)	7,914,153	21,899,880
Alsea SAB de CV*	3,903,617	14,036,592
Alsea SAB de CV, 144A*(g)	655,805	2,358,138

		38,294,610

Netherlands — 1.6%
Akzo Nobel NV	168,285	12,617,882
ASML Holding NV	151,455	14,124,903
Koninklijke Ahold NV	539,272	10,111,943
NXP Semiconductors NV*	115,891	7,669,666

		44,524,394

Norway — 0.6%
DnB ASA	585,995	10,706,884
Telenor ASA	322,170	7,335,312

		18,042,196

Philippines — 0.7%
Universal Robina Corp.	5,417,742	19,148,546

Singapore — 0.2%
United Overseas Bank Ltd.	332,600	6,014,318

South Africa — 1.6%
Aspen Pharmacare Holdings Ltd.	998,934	28,088,088
Aspen Pharmacare Holdings Ltd., 144A(g)	86,040	2,419,278
Bidvest Group Ltd.	277,412	7,372,632
Discovery Ltd.	970,124	8,863,634

		46,743,632

South Korea — 2.3%
NAVER Corp.	49,235	40,567,901
Samsung Electronics Co. Ltd.	18,861	24,631,514

		65,199,415

Spain — 2.1%
Amadeus IT Holding SA (Class A Stock)	202,872	8,363,053
Inditex SA	318,128	48,961,460

COMMON STOCKS (continued)	Shares	Value (Note 2)
Spain (continued)
Mapfre SA	947,157	$3,773,941

		61,098,454

Sweden — 2.5%
Assa Abloy AB (Class B Stock)	516,828	26,288,929
Elekta AB (Class B Stock)(a)	338,155	4,294,874
Hexagon AB (Class B Stock)	593,896	19,134,667
Nordea Bank AB	721,195	10,167,371
Telefonaktiebolaget LM Ericsson (Class B Stock)	1,035,805	12,513,306

		72,399,147

Switzerland — 9.6%
Actelion Ltd.*	88,360	11,183,702
Adecco SA*	71,938	5,920,062
Cie Financiere Richemont SA	262,401	27,496,813
Geberit AG	31,801	11,155,592
Givaudan SA*	12,345	20,565,861
Julius Baer Group Ltd.*	177,665	7,319,679
Novartis AG	175,570	15,899,336
Partners Group Holding AG	66,385	18,136,051
Roche Holding AG	292,445	87,136,004
SGS SA	7,455	17,839,257
Sika AG	5,902	24,113,247
Sonova Holding AG	57,650	8,789,465
Sulzer AG	64,450	9,031,468
UBS AG*	406,815	7,458,756

		272,045,293

Taiwan — 0.4%
MediaTek, Inc.	614,000	10,385,989

Thailand — 0.8%
CP ALL PCL	14,525,822	21,483,268

United Kingdom — 14.9%
Amlin PLC	1,790,245	14,329,191
ARM Holdings PLC	2,138,053	32,149,476
Ashtead Group PLC	2,419,848	36,200,548
Babcock International Group PLC	538,337	10,700,424
Berkeley Group Holdings PLC	157,413	6,506,175
BG Group PLC	371,700	7,843,341
Bunzl PLC	583,685	16,203,893
Burberry Group PLC	1,328,558	33,720,006
Capita PLC	565,810	11,084,883
Compass Group PLC*	1,001,891	17,419,226
Hargreaves Lansdown PLC	1,307,888	27,689,736
Howden Joinery Group PLC	1,501,800	7,958,126
IMI PLC	254,637	6,474,718
InterContinental Hotels Group PLC	213,276	8,823,473
Johnson Matthey PLC	172,448	9,144,088
Jupiter Fund Management PLC	870,423	5,944,973
Just Eat PLC*	616,443	2,690,186
Just Eat PLC, 144A*(g)	2,346,216	10,238,997
Prudential PLC	470,800	10,786,657
Reed Elsevier PLC	979,525	15,740,790
SABMiller PLC	554,297	32,124,119
Sports Direct International PLC*	249,762	3,018,101
Sports Direct International PLC, 144A*	1,051,635	12,707,858
St. James’s Place PLC	4,462,512	58,135,903
TalkTalk Telecom Group PLC	2,135,000	11,893,184
Travis Perkins PLC	281,780	7,891,307

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Tullow Oil PLC	459,894	$6,709,245

		424,128,624

United States — 6.1%
AON PLC	146,100	13,162,149
Jazz Pharmaceuticals PLC*	238,896	35,120,101
Michael Kors Holdings Ltd.*	553,067	49,029,390
Nielsen NV	235,000	11,376,350
Schlumberger Ltd.	297,482	35,088,002
Stratasys Ltd.*(a)	250,574	28,472,724

		172,248,716

TOTAL COMMON STOCKS (cost $2,351,949,665)		2,780,062,760

PREFERRED STOCKS — 0.8%
Germany
Henkel AG & Co. KGaA (PRFC)	109,930	12,700,472
Volkswagen AG (PRFC)	44,460	11,644,815

		24,345,287

TOTAL PREFERRED STOCKS (cost $20,631,665)		24,345,287

TOTAL LONG-TERM INVESTMENTS (cost $2,372,581,330)		2,804,408,047

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 3.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $97,965,558; includes $76,091,526 of cash collateral for securities on loan)(b)(w)(Note 4)	97,965,558	$97,965,558

TOTAL INVESTMENTS — 102.0% (cost $2,470,546,888)		2,902,373,605
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(55,747,608)

NET ASSETS — 100.0%		$2,846,625,997

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ADS	American Depositary Security
NYSE	New York Stock Exchange
PRFC	Preference Shares
XTSE	Toronto Stock Exchange

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,749,817; cash collateral of $76,091,526 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$20,063,502	$—
Austria	—	9,685,000	—
Belgium	—	6,964,738	—
Brazil	52,472,187	—	—
Canada	153,356,364	—	—
China	41,988,187	92,594,284	—
Denmark	—	55,529,973	—
Finland	—	11,170,719	—
France	13,908,635	132,894,210	—
Germany	8,770,300	200,667,993	—
Hong Kong	8,365,090	58,779,119	—
India	—	17,244,140	—
Indonesia	4,840,672	14,957,870	—
Ireland	—	25,290,938	—
Israel	17,803,168	13,452,830	—
Italy	9,034,674	177,326,277	—
Japan	—	352,523,528	—
Macau	—	8,621,760	—
Mexico	35,936,472	2,358,138	—
Netherlands	7,669,666	36,854,728	—
Norway	—	18,042,196	—
Philippines	—	19,148,546	—
Singapore	—	6,014,318	—
South Africa	—	46,743,632	—
South Korea	—	65,199,415	—
Spain	—	61,098,454	—
Sweden	—	72,399,147	—
Switzerland	—	272,045,293	—
Taiwan	—	10,385,989	—
Thailand	21,483,268	—	—
United Kingdom	14,583,370	409,545,254	—
United States	172,248,716	—	—
Preferred Stocks:
Germany	—	24,345,287	—
Affiliated Money Market Mutual Fund	97,965,558	—	—

Total	$660,426,327	$2,241,947,278	$—

Fair Value of Level 2 investments at 12/31/13 was $2,342,187,652 as a result of fair valuing such foreign investments using third party vendor modeling tools. Such fair values are used to reflect the impact of market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $60,798,554 was transferred from Level 1 into Level 2 at 06/30/14 as a result of fair valuing such foreign securities using third-party vendor modeling tools.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Pharmaceuticals	11.4%
Textiles, Apparel & Luxury Goods	6.0
Capital Markets	4.9
Insurance	4.9
Internet Software & Services	4.8
Hotels, Restaurants & Leisure	4.1
Chemicals	4.0
Specialty Retail	3.7
Banks	3.5
Affiliated Money Market Mutual Fund (2.7% represents investments purchased with collateral received from securities on loan)	3.5
Trading Companies & Distributors	3.3
Semiconductors & Semiconductor Equipment	3.1
Electronic Equipment, Instruments & Components	2.9
IT Services	2.9
Machinery	2.8
Automobiles	2.7
Food & Staples Retailing	2.6
Auto Components	2.2
Wireless Telecommunication Services	2.2
Internet & Catalog Retail	2.1
Road & Rail	2.0
Oil, Gas & Consumable Fuels	1.9
Building Products	1.6

Professional Services	1.6%
Energy Equipment & Services	1.6
Beverages	1.3
Household Products	1.3
Diversified Telecommunication Services	1.2
Industrial Conglomerates	1.0
Commercial Services & Supplies	1.0
Technology Hardware, Storage & Peripherals	1.0
Media	1.0
Software	0.9
Diversified Financial Services	0.9
Health Care Equipment & Supplies	0.8
Diversified Consumer Services	0.8
Biotechnology	0.8
Food Products	0.7
Real Estate Management & Development	0.6
Construction & Engineering	0.5
Electrical Equipment	0.5
Communications Equipment	0.4
Health Care Providers & Services	0.3
Personal Products	0.3
Household Durables	0.2
Thrifts & Mortgage Finance	0.2

102.0

Liabilities in excess of other assets	(2.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

At June 30, 2014, the Portfolio did not have any derivative instruments in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Forward Currency Contracts(2)	Total
Foreign exchange contracts	$—	$47,781	$47,781
Equity contracts	3,361	—	3,361

Total	$3,361	$47,781	$51,142

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(3)
Foreign exchange contracts	$15,721

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average value at settlement date receivable for foreign currency exchange sale contracts was $1,917,451.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $73,749,817:
Unaffiliated investments (cost $2,372,581,330)	$2,804,408,047
Affiliated investments (cost $97,965,558)	97,965,558
Foreign currency, at value (cost $561,711)	565,714
Receivable for investments sold	43,225,953
Tax reclaim receivable	10,263,619
Dividends receivable	3,300,409
Receivable for fund share sold	3,269,776
Prepaid expenses	3,057

Total Assets	2,963,002,133

LIABILITIES:
Payable to broker for collateral for securities on loan	76,091,526
Payable for investments purchased	38,713,836
Advisory fees payable	988,229
Accrued expenses and other liabilities	473,366
Foreign capital gains tax liability	54,286
Distribution fee payable	30,928
Payable for fund share repurchased	23,600
Affiliated transfer agent fee payable	365

Total Liabilities	116,376,136

NET ASSETS	$2,846,625,997

Net assets were comprised of:
Paid-in capital	$2,369,285,422
Retained earnings	477,340,575

Net assets, June 30, 2014	$2,846,625,997

Net asset value and redemption price per share, $2,846,625,997 / 201,933,258 outstanding shares of beneficial interest	$14.10

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $4,240,058 foreign withholding tax)	$34,201,743
Affiliated income from securities lending, net	178,390
Affiliated dividend income	41,687

34,421,820

EXPENSES
Advisory fees	13,475,626
Distribution fee	1,395,704
Custodian and accounting fees	404,000
Insurance expenses	18,000
Trustees’ fees	16,000
Audit fee	14,000
Commitment fee on syndicated credit agreement	7,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Shareholders’ reports	3,000
Loan interest expense	77
Miscellaneous	27,928

Total expenses	15,372,335
Less: advisory fee waivers and/or expense reimbursement	(160,601)

Net expenses	15,211,734

NET INVESTMENT INCOME	19,210,086

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	65,733,984
Foreign currency transactions	(563,420)

65,170,564

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $118,129)	(90,040,282)
Foreign currencies	29,841

(90,010,441)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(24,839,877)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,629,791)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$19,210,086	$13,973,634
Net realized gain on investment and foreign currency transactions	65,170,564	232,756,123
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(90,010,441)	221,839,057

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,629,791)	468,568,814

FUND SHARE TRANSACTIONS:
Fund share sold [7,703,269 and 47,833,887 shares, respectively]	106,300,469	597,063,089
Fund share repurchased [8,109,650 and 60,128,612 shares, respectively]	(111,806,273)	(753,609,341)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(5,505,804)	(156,546,252)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,135,595)	312,022,562
NET ASSETS:
Beginning of period	2,857,761,592	2,545,739,030

End of period	$2,846,625,997	$2,857,761,592

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS — 97.2%	Shares	Value (Note 2)
Australia — 4.0%
Arrium Ltd.	3,650,800	$2,746,221
Ausdrill Ltd.(a)	731,040	589,218
Bendigo and Adelaide Bank Ltd.	788,300	9,069,341
Bradken Ltd.	556,400	1,992,267
Challenger Ltd.	1,361,000	9,546,981
Downer EDI Ltd.	1,440,700	6,148,529
Emeco Holdings Ltd.*	1,390,021	262,091
Fortescue Metals Group Ltd.	1,117,800	4,616,687
GrainCorp Ltd. (Class A Stock)	359,779	2,848,344
Kingsgate Consolidated Ltd.*(a)	898,989	741,525
Leighton Holdings Ltd.(a)	80,726	1,498,882
Lend Lease Group	1,255,600	15,522,350
Metcash Ltd.	1,538,000	3,828,685
Mineral Resources Ltd.(a)	351,300	3,179,637
Mount Gibson Iron Ltd.	2,634,500	1,719,883
Myer Holdings Ltd.(a)	1,907,200	3,814,389
National Australia Bank Ltd.	367,900	11,371,352
Pacific Brands Ltd.	3,053,600	1,570,529
Primary Health Care Ltd.	374,739	1,602,567
Rio Tinto Ltd.	199,800	11,208,790
Seven Group Holdings Ltd.	354,500	2,478,034
St. Barbara Ltd.*(a)	2,037,800	225,780
Toll Holdings Ltd.	1,200,500	5,777,521

		102,359,603

Austria — 0.7%
OMV AG	254,600	11,501,552
Voestalpine AG	138,300	6,593,194

		18,094,746

Belgium — 1.1%
AGFA-Gevaert NV*(g)	624,500	1,829,119
Anheuser-Busch InBev NV	142,302	16,350,552
Delhaize Group SA	160,900	10,887,653

		29,067,324

Brazil — 0.2%
Embraer SA, ADR	130,912	4,769,124

Canada — 0.6%
Canadian National Railway Co.	235,583	15,322,113

China — 2.5%
Baidu, Inc., ADR*	78,353	14,637,124
China Mobile Ltd.	1,990,820	19,336,319
Industrial & Commercial Bank of China Ltd. (Class H Stock)	19,540,416	12,356,091
Poly Property Group Co. Ltd.	8,664,000	3,612,273
Shougang Fushan Resources Group Ltd.	11,184,000	2,294,405
Tencent Holdings Ltd.	738,582	11,236,083

		63,472,295

Denmark — 1.4%
A.P. Moeller-Maersk A/S (Class B Stock)	4,000	9,945,139
Novo Nordisk A/S (Class B Stock)	584,360	26,969,946

		36,915,085

Finland — 0.6%
Kone OYJ (Class B Stock)(a)	261,638	10,909,276
Tieto OYJ	171,222	5,064,037

		15,973,313

COMMON STOCKS (continued)	Shares	Value (Note 2)
France — 10.3%
Accor SA	244,797	$12,723,453
Air Liquide SA	84,795	11,458,253
Alstom SA	146,400	5,316,865
Arkema SA	38,800	3,770,055
AXA SA	408,500	9,760,429
BNP Paribas SA	158,900	10,798,650
Cie Generale des Etablissements Michelin (Class B Stock)	215,533	25,735,124
CNP Assurances SA	352,600	7,318,183
Credit Agricole SA	579,800	8,186,117
Electricite de France SA	292,500	9,210,211
LVMH Moet Hennessy Louis Vuitton SA	134,470	25,948,525
Publicis Groupe SA	252,510	21,401,850
Renault SA	95,000	8,587,498
Sanofi	86,700	9,215,306
SCOR SE	193,000	6,645,564
Societe Generale SA	153,800	8,065,683
Thales SA	241,700	14,614,249
Total SA	643,056	46,524,915
Valeo SA	113,400	15,215,408
Vivendi SA*	201,743	4,936,967

		265,433,305

Germany — 7.1%
Adidas AG	164,317	16,615,111
Allianz SE	78,000	13,019,281
Aurubis AG	42,600	2,169,323
BASF SE	64,200	7,467,978
Continental AG	33,700	7,791,804
Daimler AG	205,000	19,149,995
Deutsche Bank AG	377,742	13,275,743
DMG MORI SEIKI AG	168,750	5,865,104
E.ON SE	325,700	6,714,490
Freenet AG	319,300	10,140,094
Fresenius Medical Care AG & Co. KGaA	249,492	16,786,145
Hannover Rueck SE	104,000	9,365,359
Muenchener Rueckversicherungs AG	38,700	8,570,053
Rheinmetall AG	139,700	9,878,650
RWE AG	173,200	7,428,226
SAP AG	104,150	8,025,250
Stada Arzneimittel AG	131,100	6,227,364
Volkswagen AG	60,300	15,551,891

		184,041,861

Hong Kong — 3.3%
AIA Group Ltd.	4,330,189	21,757,528
Cheung Kong Holdings Ltd.	386,000	6,848,278
Dah Sing Financial Holdings Ltd.	484,312	2,562,034
First Pacific Co. Ltd.	4,043,000	4,513,075
Hong Kong Exchanges & Clearing Ltd.	746,958	13,924,850
Huabao International Holdings Ltd.	5,836,000	3,456,088
Kingboard Chemical Holdings Ltd.	1,516,800	3,127,216
Sands China Ltd.	2,210,905	16,687,220
Skyworth Digital Holdings Ltd.	7,192,000	3,433,634
Yue Yuen Industrial Holdings Ltd.	2,331,500	7,801,066

		84,110,989

Ireland — 0.2%
Permanent TSB Group Holdings PLC*	206,800	21,804

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Ireland (continued)
Smurfit Kappa Group PLC	247,300	$5,660,197

		5,682,001

Israel — 0.7%
Bank Hapoalim BM	811,200	4,685,476
Elbit Systems Ltd., (NASDAQ GS)	400	24,600
Elbit Systems Ltd., (TASE)(g)	110,800	6,815,951
Teva Pharmaceutical Industries Ltd.	120,100	6,309,211

		17,835,238

Italy — 1.7%
Danieli & C Officine Meccaniche SpA(g)	128,200	4,062,774
Enel SpA.	1,823,700	10,607,806
Eni SpA	407,000	11,131,320
Intesa Sanpaolo SpA	4,336,574	13,379,759
Telecom Italia SpA*	4,146,600	5,248,359

		44,430,018

Japan — 17.3%
Alfresa Holdings Corp.	14,700	947,750
Aoyama Trading Co. Ltd.	144,900	3,968,126
Aozora Bank Ltd.	2,320,000	7,627,693
Asahi Kasei Corp.	644,000	4,930,156
Autobacs Seven Co. Ltd.	300,000	5,034,269
Bank of Yokohama Ltd. (The)	915,000	5,269,487
Calsonic Kansei Corp.	840,000	5,605,454
Central Japan Railway Co.	55,000	7,851,153
Daihatsu Motor Co. Ltd.	374,000	6,655,817
FANUC Corp.	88,972	15,364,386
Fukuoka Financial Group, Inc.	814,000	3,931,673
Fuyo General Lease Co. Ltd.(g)	116,500	5,209,674
Heiwa Corp.	176,300	3,917,122
Hogy Medical Co. Ltd.	33,100	1,794,848
Japan Tobacco, Inc.	393,694	14,354,915
JX Holdings, Inc.	425,200	2,275,341
KDDI Corp.	197,900	12,074,588
Keihin Corp.	213,200	3,390,158
Keiyo Bank Ltd. (The)(g)	756,000	3,838,422
Kubota Corp.	1,471,847	20,885,935
KYORIN Holdings, Inc.	156,900	3,228,519
Kyowa Exeo Corp.	426,900	6,084,879
Marubeni Corp.	1,142,000	8,358,271
Mitsubishi Corp.	418,200	8,704,593
Mitsubishi Estate Co. Ltd.	541,617	13,380,926
Mitsubishi UFJ Financial Group, Inc.	4,501,613	27,634,129
Mitsui & Co. Ltd.	880,400	14,114,253
Mizuho Financial Group, Inc.	4,462,300	9,172,280
Morinaga Milk Industry Co. Ltd.	1,152,000	4,143,652
Namco Bandai Holdings, Inc.	275,400	6,456,932
Nichii Gakkan Co.	285,400	2,567,534
Nippon Telegraph & Telephone Corp.	242,000	15,083,345
Nishi-Nippon City Bank Ltd. (The)	1,487,000	3,656,169
Nissan Motor Co. Ltd.	728,300	6,896,607
NOF Corp.	522,400	3,735,158
NTT DoCoMo, Inc.	660,000	11,266,733
Otsuka Holdings Co. Ltd.	222,800	6,909,057
Rengo Co. Ltd.	644,000	3,078,307
Resona Holdings, Inc.	2,543,900	14,824,158
Sankyu, Inc.	1,115,900	5,652,695
Seino Holdings Co. Ltd.	615,000	6,984,968

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Shimachu Co. Ltd.	218,000	$5,209,640
Shizuoka Gas Co. Ltd.(g)	383,800	2,630,707
SKY Perfect JSAT Holdings, Inc.	436,400	2,558,983
SoftBank Corp.	168,307	12,542,739
Sumitomo Corp.	633,700	8,550,611
Sumitomo Metal Mining Co. Ltd.	319,900	5,221,396
Sumitomo Mitsui Financial Group, Inc.	235,200	9,868,269
Sumitomo Mitsui Trust Holdings, Inc.	3,695,664	16,891,015
Toagosei Co. Ltd.(g)	1,249,000	5,623,651
Toho Holdings Co. Ltd.	176,300	3,556,376
Toppan Forms Co. Ltd.(g)	291,200	2,926,884
Toyota Motor Corp.	532,180	31,863,011
Tsumura & Co.	150,300	3,546,486
Tsuruha Holdings, Inc.	49,400	2,726,061
UNY Group Holdings Co. Ltd.	496,800	3,114,996
West Japan Railway Co.	169,000	7,444,532
Yokohama Rubber Co. Ltd. (The)	649,000	5,618,152

		446,753,641

Netherlands — 4.3%
Aegon NV	723,500	6,311,419
ASML Holding NV	178,340	16,632,236
ING Groep NV, CVA*	2,147,370	30,132,947
Koninklijke Ahold NV	717,600	13,455,789
Koninklijke Philips NV	219,457	6,965,196
Royal Dutch Shell PLC (Class B Stock)	882,800	38,366,386

		111,863,973

New Zealand — 0.3%
Air New Zealand Ltd.	1,857,800	3,382,688
SKY Network Television Ltd.	827,900	4,979,022

		8,361,710

Norway — 1.5%
DNB ASA	358,100	6,542,949
Marine Harvest ASA	388,766	5,304,945
Olsen Fred Energy ASA	116,565	3,305,521
Statoil ASA	371,500	11,419,485
Vard Holdings Ltd.*	3,426,100	2,900,658
Yara International ASA	208,000	10,420,600

		39,894,158

Portugal — 0.3%
EDP – Energias de Portugal SA	1,687,400	8,466,718

Singapore — 0.5%
DBS Group Holdings Ltd.	850,000	11,432,241
Hong Leong Asia Ltd.(g)	1,721,000	2,188,400

		13,620,641

Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	168,300	7,703,129
Amadeus IT Holding SA (Class A Stock)	315,213	12,994,119
Banco Bilbao Vizcaya Argentaria SA	1,381,147	17,603,306
Banco Santander SA	779,900	8,149,382
Gas Natural SDG SA	482,650	15,248,477
Repsol SA	364,500	9,610,657
Telefonica SA	479,600	8,233,706

		79,542,776

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Sweden — 3.0%
Boliden AB	307,300	$4,458,213
Hennes & Mauritz AB (Class B Stock)	353,674	15,441,349
NCC AB (Class B Stock)	54,240	1,866,893
Nordea Bank AB	800,100	11,279,770
Oriflame Cosmetics SA, SDR(a)	96,500	2,248,737
Securitas AB (Class B Stock)	666,300	7,900,474
Svenska Cellulosa AB SCA (Class B Stock)	308,755	8,041,183
Swedbank AB (Class A Stock)	363,900	9,638,664
Telefonaktiebolaget LM Ericsson (Class B Stock)	683,600	8,258,404
TeliaSonera AB	1,251,800	9,140,620

		78,274,307

Switzerland — 9.4%
Baloise Holding AG	89,900	10,585,453
Bucher Industries AG(g)	22,800	7,823,657
Credit Suisse Group AG*	565,200	16,073,993
Forbo Holding AG*	2,176	2,320,036
Georg Fischer AG*	10,800	7,729,955
Helvetia Holding AG	11,600	5,325,786
Holcim Ltd.*	99,157	8,709,694
Julius Baer Group Ltd.*	278,881	11,489,711
Lonza Group AG*	53,000	5,763,674
Nestle SA	383,105	29,685,639
Novartis AG	510,574	46,236,759
Pargesa Holding SA	45,600	4,092,927
Roche Holding AG	86,145	25,667,497
Swiss Life Holding AG*	42,500	10,074,274
Swiss Re AG*	200,600	17,836,793
UBS AG*	1,062,078	19,472,686
Zurich Insurance Group AG*	48,400	14,577,417

		243,465,951

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	840,556	17,979,493

United Kingdom — 17.8%
3i Group PLC	390,900	2,686,447
Alent PLC(g)	419,900	2,631,561
AMEC PLC	346,200	7,188,755
Anglo American PLC	290,500	7,119,647
AstraZeneca PLC	447,100	33,263,023
Aviva PLC	2,567,287	22,398,902
BAE Systems PLC	1,995,000	14,776,356
Barclays PLC	2,193,700	7,991,117
Beazley PLC(g)	1,403,454	6,073,582
BP PLC	3,226,200	28,409,526
BT Group PLC	3,908,386	25,682,127
Burberry Group PLC	460,562	11,689,481
Carillion PLC	876,800	4,968,709
Centrica PLC	1,668,200	8,914,190
Compass Group PLC*	702,260	12,209,737
Dairy Crest Group PLC	336,900	2,710,340
Darty PLC(g)	1,314,300	2,215,542
Debenhams PLC	3,256,300	3,813,368
easyJet PLC	146,979	3,432,339
Experian PLC	1,115,813	18,851,746
GlaxoSmithKline PLC	198,300	5,279,749
Go-Ahead Group PLC(g)	148,200	6,005,265
HSBC Holdings PLC, (XHKG)	729,407	7,417,858

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
HSBC Holdings PLC, (XLON)	1,390,900	$14,110,715
Intermediate Capital Group PLC	1,231,800	8,221,911
J Sainsbury PLC	1,907,300	10,295,467
Kingfisher PLC	3,549,339	21,788,921
Legal & General Group PLC	667,500	2,571,529
Liberty Global PLC (Class C Stock)	358,529	15,169,362
Marston’s PLC	1,332,800	3,305,085
Micro Focus International PLC(g)	237,138	3,518,452
Mondi PLC	285,000	5,174,121
Old Mutual PLC	1,561,200	5,275,994
Pace PLC	924,900	5,617,489
Pearson PLC	561,449	11,088,310
Petrofac Ltd.	117,200	2,410,769
Premier Foods PLC*	200,276	181,658
Reckitt Benckiser Group PLC	299,401	26,106,183
Rexam PLC	794,222	7,269,384
Rolls-Royce Holdings PLC*	117,318	2,143,475
RSA Insurance Group PLC	73,632	598,310
SABMiller PLC	285,428	16,541,895
Standard Chartered PLC	603,232	12,330,050
Tate & Lyle PLC	550,500	6,440,791
Tesco PLC	2,537,100	12,330,713
Tullett Prebon PLC(g)	429,200	1,943,631
Vesuvius PLC(g)	476,600	3,736,927
WM Morrison Supermarkets PLC	2,617,400	8,208,814
WPP PLC	397,535	8,662,991

		460,772,314

United States — 4.6%
Accenture PLC (Class A Stock)	219,719	17,762,084
Actavis PLC*	96,700	21,568,935
Boart Longyear Ltd.*(a)	2,407,100	419,909
Carnival PLC	379,508	14,340,664
Ensco PLC (Class A Stock)(a)	185,018	10,281,450
Lululemon Athletica, Inc.*(a)	279,928	11,331,485
MasterCard, Inc. (Class A Stock)	219,896	16,155,759
Schlumberger Ltd.	133,688	15,768,500
Yum! Brands, Inc.	134,377	10,911,412

		118,540,198

TOTAL COMMON STOCKS
(cost $2,172,166,353)		2,515,042,895

PREFERRED STOCK
United Kingdom
Rolls-Royce Holdings PLC (PRFC C)*(g) (cost $139,449)	82,890,122	141,857

TOTAL LONG-TERM INVESTMENTS
(cost $2,172,305,802)		2,515,184,752

SHORT-TERM INVESTMENT — 2.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $55,861,593; includes $46,854,831 of cash collateral for securities on loan)(b)(w)(Note 4)	55,861,593	55,861,593

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS — 99.4% (cost $2,228,167,395)	$2,571,046,345
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 0.6%	15,766,434

NET ASSETS — 100.0%	$2,586,812,779

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
NASDAQ GS	National Association for Securities Dealers Global Markets, U.S.
PRFC	Preference Shares
SDR	Sweden Depositary Receipt
TASE	Tel Aviv Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
EUR	Euro
JPY	Japanese Yen

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,397,040; cash collateral of $46,854,831 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 07/07/14	State Street Bank	JPY	6,939,665	$68,539,899	$68,506,617	$(33,282)
Expiring 07/07/14	State Street Bank	JPY	2,149,849	21,255,958	21,222,764	(33,194)
Expiring 07/07/14	State Street Bank	JPY	1,364,645	13,454,855	13,471,433	16,578

				$103,250,712	$103,200,814	$(49,898)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 10/28/14	State Street Bank	EUR	51,824	$71,563,228	$70,995,688	$567,540
Japanese Yen,
Expiring 07/07/14	State Street Bank	JPY	10,454,159	99,812,473	103,200,813	(3,388,340)
Expiring 10/02/14	State Street Bank	JPY	7,083,582	69,999,332	69,972,111	27,221

				$241,375,033	$244,168,612	$(2,793,579)

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$3,828,685	$98,530,918	$—
Austria	—	18,094,746	—
Belgium	1,829,119	27,238,205	—
Brazil	4,769,124	—	—
Canada	15,322,113	—	—
China	16,931,529	46,540,766	—
Denmark	—	36,915,085	—
Finland	—	15,973,313	—
France	—	265,433,305	—
Germany	—	184,041,861	—
Hong Kong	2,562,034	81,548,955	—
Ireland	21,804	5,660,197	—
Israel	24,600	17,810,638	—
Italy	—	44,430,018	—
Japan	—	446,753,641	—
Netherlands	—	111,863,973	—
New Zealand	—	8,361,710	—
Norway	10,420,600	29,473,558	—
Portugal	—	8,466,718	—
Singapore	—	13,620,641	—
Spain	—	79,542,776	—
Sweden	2,248,737	76,025,570	—
Switzerland	2,320,036	241,145,915	—
Taiwan	17,979,493	—	—
United Kingdom	35,189,828	425,582,486	—
United States	118,540,198	—	—
Preferred Stock:
United Kingdom	—	141,857	—
Affiliated Money Market Mutual Fund	55,861,593	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(2,843,477)	—

Total	$287,849,493	$2,280,353,375	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/13 was $2,226,707,445 which was a result of valuing investments using third-party vendor modeling tools. An amount of $43,680,600 was transferred from Level 2 into Level 1 at 06/30/14 as a result of using quoted prices in active market for such foreign securities. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 were as follows:

Banks	11.2%
Pharmaceuticals	7.5
Insurance	6.9
Oil, Gas & Consumable Fuels	6.2
Automobiles	3.4
Machinery	3.1
Textiles, Apparel & Luxury Goods	2.8
Capital Markets	2.8
Hotels, Restaurants & Leisure	2.7
Diversified Telecommunication Services	2.6
Diversified Financial Services	2.6
Wireless Telecommunication Services	2.5
Food & Staples Retailing	2.5
Media	2.5
Auto Components	2.5
Affiliated Money Market Mutual Fund (1.8% represents investments purchased with collateral from securities on loan)	2.2
Specialty Retail	2.1
Chemicals	2.1
IT Services	2.0
Food Products	2.0
Road & Rail	1.9
Metals & Mining	1.9
Aerospace & Defense	1.7
Trading Companies & Distributors	1.6
Real Estate Management & Development	1.5
Energy Equipment & Services	1.5
Semiconductors & Semiconductor Equipment	1.3
Household Products	1.3

Beverages	1.3%
Electric Utilities	1.1
Internet Software & Services	1.0
Health Care Providers & Services	1.0
Construction & Engineering	0.9
Multi-Utilities	0.9
Commercial Services & Supplies	0.8
Industrial Conglomerates	0.7
Professional Services	0.7
Gas Utilities	0.7
Containers & Packaging	0.6
Tobacco	0.6
Communications Equipment	0.5
Software	0.5
Leisure Products	0.4
Marine	0.4
Construction Materials	0.3
Multiline Retail	0.3
Airlines	0.3
Air Freight & Logistics	0.2
Life Sciences Tools & Services	0.2
Household Durables	0.2
Electrical Equipment	0.2
Paper & Forest Products	0.2
Electronic Equipment, Instruments & Components	0.1
Personal Products	0.1
Health Care Technology	0.1
Health Care Equipment & Supplies	0.1
Distributors	0.1

99.4
Other assets in excess of liabilities	0.6

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$611,339	Unrealized depreciation on foreign currency forward contracts	$3,454,816

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Forward Currency Contracts(2)	Total
Foreign exchange contracts	$—	$2,372,839	$2,372,839
Equity contracts	1,058,438	—	1,058,438

Total	$1,058,438	$2,372,839	$3,431,277

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Forward Currency Contracts(4)	Total
Foreign exchange contracts	$—	$(6,030,507)	$(6,030,507)
Equity contracts	(4,410)	—	(4,410)

Total	$(4,410)	$(6,030,507)	$(6,034,917)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average value at settlement date payable for forward foreign currency exchange purchase contracts was $64,750,228 and the average value at settlement date receivable for foreign currency exchange sale contracts was $225,575,975.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
State Street Bank	$611,339	$(611,339)	$ —	$ —

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross amounts available for Offset	Collateral Pledged(3)	Net Amount
State Street Bank	$(3,454,816)	$611,339	$ —	$(2,843,477)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST INTERNATIONAL VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $44,397,040:
Unaffiliated investments (cost $2,172,305,802)	$2,515,184,752
Affiliated investments (cost $55,861,593)	55,861,593
Foreign currency, at value (cost $17,018,953)	17,103,205
Receivable for investments sold	41,197,562
Tax reclaim receivable	12,083,490
Dividends and interest receivable	7,250,773
Unrealized appreciation on foreign currency forward contracts	611,339
Receivable for fund share sold	236,937
Prepaid expenses	2,757

Total Assets	2,649,532,408

LIABILITIES:
Payable to broker for collateral for securities on loan	46,854,831
Payable for investments purchased	10,846,611
Unrealized depreciation on foreign currency forward contracts	3,454,816
Advisory fees payable	946,372
Loan payable	324,000
Accrued expenses and other liabilities	233,733
Payable for fund share repurchased	30,761
Distribution fee payable	28,140
Affiliated transfer agent fee payable	365

Total Liabilities	62,719,629

NET ASSETS	$2,586,812,779

Net assets were comprised of:
Paid-in capital	$2,160,431,548
Retained earnings	426,381,231

Net assets, June 30, 2014	$2,586,812,779

Net asset value and redemption price per share, $2,586,812,779 / 137,910,559 outstanding shares of beneficial interest	$18.76

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $5,169,876 foreign withholding tax)	$57,634,370
Affiliated income from securities lending, net	181,881
Affiliated dividend income	27,603
Interest income	147

57,844,001

EXPENSES
Advisory fees	12,246,666
Distribution fee	1,267,688
Custodian and accounting fees	338,000
Commitment fee on syndicated credit agreement	19,000
Insurance expenses	16,000
Trustees’ fees	15,000
Audit fee	13,000
Legal fees and expenses	6,000
Loan interest expense	4,842
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Miscellaneous	28,665

Total expenses	13,962,861

NET INVESTMENT INCOME	43,881,140

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	29,157,164
Foreign currency transactions	2,485,704

31,642,868

Net change in unrealized appreciation (depreciation) on:
Investments	(11,608,166)
Foreign currencies	(5,966,817)

(17,574,983)

NET GAIN ON INVESTMENTS	14,067,885

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,949,025

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$43,881,140	$42,433,630
Net realized gain on investment and foreign currency transactions	31,642,868	115,046,498
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(17,574,983)	272,938,334

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	57,949,025	430,418,462

FUND SHARE TRANSACTIONS:
Fund share sold [6,199,807 and 38,122,965 shares, respectively]	111,601,312	620,439,854
Fund share repurchased [6,936,256 and 45,291,025 shares, respectively]	(127,156,075)	(746,001,160)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(15,554,763)	(125,561,306)

TOTAL INCREASE IN NET ASSETS	42,394,262	304,857,156
NET ASSETS:
Beginning of period	2,544,418,517	2,239,561,361

End of period	$2,586,812,779	$2,544,418,517

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS — 96.9%	Shares	Value (Note 2)
Australia — 2.1%
BHP Billiton Ltd.	180,999	$6,172,919
Rio Tinto Ltd.	67,463	3,784,678

		9,957,597

Belgium — 1.4%
Anheuser-Busch InBev NV	59,800	6,871,042

Canada
Nortel Networks Corp.*(g)	2,492	15

China — 3.1%
China Construction Bank Corp. (Class H Stock)*	4,269,000	3,228,438
China Overseas Land & Investment Ltd.	1,152,000	2,794,233
CNOOC Ltd. (Class H Stock)	1,826,000	3,282,538
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,807,145	3,039,727
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	348,000	2,694,227

		15,039,163

Denmark — 1.0%
Novo Nordisk A/S (Class B Stock)	104,200	4,809,139

France — 13.0%
Accor SA	118,466	6,157,333
AXA SA	235,488	5,626,595
BNP Paribas SA	71,193	4,838,189
Essilor International SA	34,420	3,647,694
Groupe FNAC SA*	2,850	148,490
Imerys SA	33,302	2,808,505
Kering	22,142	4,857,315
Lafarge SA	60,244	5,238,770
LVMH Moet Hennessy Louis Vuitton SA	30,721	5,928,197
Pernod-Ricard SA	27,507	3,304,157
Sanofi	75,473	8,021,993
Schneider Electric SE	58,116	5,479,957
Technip SA	56,570	6,180,918

		62,238,113

Germany — 5.8%
Allianz SE	36,590	6,107,378
Bayer AG	47,210	6,660,068
Fresenius Medical Care AG & Co. KGaA	53,480	3,598,204
Linde AG	16,155	3,432,874
OSRAM Licht AG*	4,020	202,445
SAP AG	98,066	7,556,449

		27,557,418

Hong Kong — 3.4%
Cheung Kong Holdings Ltd.	469,000	8,320,835
Hang Lung Properties Ltd.	1,014,000	3,127,006
Sands China Ltd.	658,000	4,966,378

		16,414,219

India — 0.7%
HDFC Bank Ltd., ADR	68,500	3,207,170

Indonesia — 0.5%
Astra International Tbk PT	3,932,300	2,414,301

Israel — 0.9%
Teva Pharmaceutical Industries Ltd., ADR	78,820	4,131,744

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan — 18.7%
Astellas Pharma, Inc.	379,500	$4,990,640
Canon, Inc.	82,250	2,688,094
Daikin Industries Ltd.	79,400	5,011,154
East Japan Railway Co.	56,700	4,467,511
FANUC Corp.	23,400	4,040,896
Honda Motor Co. Ltd.	170,400	5,946,068
Japan Tobacco, Inc.	174,900	6,377,224
Komatsu Ltd.	179,200	4,159,821
Kubota Corp.	349,000	4,952,411
Makita Corp.	77,500	4,789,806
Mitsubishi Corp.	192,200	4,000,532
Nidec Corp.	69,600	4,280,425
Nitto Denko Corp.	61,000	2,857,327
Shin-Etsu Chemical Co. Ltd.	60,500	3,678,899
SMC Corp.	20,623	5,526,174
Sumitomo Corp.	248,200	3,349,001
Sumitomo Mitsui Financial Group, Inc.	154,300	6,473,953
Toyota Motor Corp.	153,800	9,208,409
Yahoo! Japan Corp.	574,500	2,653,018

		89,451,363

Netherlands — 6.5%
Akzo Nobel NV	65,580	4,917,139
ASML Holding NV	48,442	4,517,768
ING Groep NV, CVA*	450,897	6,327,207
Royal Dutch Shell PLC (Class A Stock)	375,804	15,516,982

		31,279,096

South Korea — 1.8%
Hyundai Mobis	9,860	2,769,113
Samsung Electronics Co. Ltd., GDR, RegS	8,920	5,785,928

		8,555,041

Sweden — 0.9%
Atlas Copco AB (Class A Stock)	144,840	4,181,700

Switzerland — 14.5%
ABB Ltd.*	173,597	3,994,526
Cie Financiere Richemont SA	36,790	3,855,198
Credit Suisse Group AG*	201,919	5,742,471
Glencore PLC	994,599	5,542,593
Holcim Ltd.*	43,434	3,815,130
Nestle SA	128,847	9,983,961
Novartis AG	120,852	10,944,162
Roche Holding AG	33,880	10,094,780
SGS SA	707	1,691,798
UBS AG*	387,759	7,109,374
Zurich Insurance Group AG*	21,140	6,367,078

		69,141,071

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	169,904	3,634,247

United Kingdom — 21.8%
Aggreko PLC	78,428	2,214,258
Barclays PLC	1,884,000	6,862,955
BG Group PLC	497,386	10,495,475
BHP Billiton PLC	129,045	4,195,103
British American Tobacco PLC	118,407	7,045,449
Burberry Group PLC	190,866	4,844,352
Centrica PLC	465,704	2,488,535

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
HSBC Holdings PLC	1,133,791	$11,530,326
Imperial Tobacco Group PLC	102,800	4,624,749
Marks & Spencer Group PLC	717,850	5,221,833
Meggitt PLC	361,000	3,125,542
Prudential PLC	296,992	6,804,484
Rio Tinto PLC	83,526	4,509,902
Standard Chartered PLC	413,708	8,456,183
Tullow Oil PLC	178,555	2,604,881
Unilever PLC	133,459	6,049,597
Vodafone Group PLC	1,908,431	6,378,478
WPP PLC	311,482	6,787,744

		104,239,846

TOTAL COMMON STOCKS (cost $382,606,702)		463,122,285

PREFERRED STOCKS — 2.2%
Germany
Henkel AG & Co. KGaA (PRFC)	34,615	3,999,153
Volkswagen AG (PRFC)	25,275	6,619,944

TOTAL PREFERRED STOCKS (cost $6,942,320)		10,619,097

TOTAL LONG-TERM INVESTMENTS (cost $389,549,022)		473,741,382

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 0.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,071,581)(w)(Note 4)	1,071,581	$1,071,581

TOTAL INVESTMENTS — 99.3% (cost $390,620,603)		474,812,963
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		3,447,449

NET ASSETS — 100.0%		$478,260,412

The following abbreviations are used in the Portfolio descriptions:

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
GDR	Global Depositary Receipt
PRFC	Preference Shares

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$9,957,597	$—
Belgium	—	6,871,042	—
Canada	15	—	—
China	—	15,039,163	—
Denmark	—	4,809,139	—
France	148,490	62,089,623	—
Germany	—	27,557,418	—
Hong Kong	—	16,414,219	—
India	3,207,170	—	—
Indonesia	—	2,414,301	—
Israel	4,131,744	—	—
Japan	—	89,451,363	—
Netherlands	—	31,279,096	—
South Korea	5,785,928	2,769,113	—
Sweden	—	4,181,700	—
Switzerland	—	69,141,071	—
Taiwan	3,634,247	—	—
United Kingdom	—	104,239,846	—
Preferred Stocks
Germany	—	10,619,097	—
Affiliated Money Market Mutual Fund	1,071,581	—	—

Total	$17,979,175	$456,833,788	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 were as follows:

Pharmaceuticals	10.4%
Banks	10.0
Oil, Gas & Consumable Fuels	6.7
Machinery	5.8
Insurance	5.8
Metals & Mining	5.1
Automobiles	5.1
Textiles, Apparel & Luxury Goods	4.1
Tobacco	3.8
Food Products	3.3
Chemicals	3.1
Real Estate Management & Development	3.0
Electrical Equipment	2.9
Semiconductors & Semiconductor Equipment	2.9
Capital Markets	2.7
Construction Materials	2.5
Hotels, Restaurants & Leisure	2.3
Beverages	2.1
Software	1.6
Trading Companies & Distributors	1.5

Media	1.4%
Wireless Telecommunication Services	1.3
Diversified Financial Services	1.3
Energy Equipment & Services	1.3
Multiline Retail	1.1
Building Products	1.0
Road & Rail	0.9
Household Products	0.8
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	0.7
Aerospace & Defense	0.6
Auto Components	0.6
Technology Hardware, Storage & Peripherals	0.6
Internet Software & Services	0.6
Multi-Utilities	0.5
Commercial Services & Supplies	0.5
Professional Services	0.4
Affiliated Money Market Mutual Fund	0.2

99.3
Other assets in excess of liabilities	0.7

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Unaffiliated investments (cost $389,549,022)	$473,741,382
Affiliated investments (cost $1,071,581)	1,071,581
Tax reclaim receivable	2,470,895
Dividends and interest receivable	1,374,296
Receivable for fund share sold	77,541
Prepaid expenses	6,115

Total Assets	478,741,810

LIABILITIES:
Payable for fund share repurchased	169,878
Advisory fees payable	168,539
Accrued expenses and other liabilities	69,310
Payable to custodian	68,102
Distribution fee payable	5,204
Affiliated transfer agent fee payable	365

Total Liabilities	481,398

NET ASSETS	$478,260,412

Net assets were comprised of:
Paid-in capital	$379,722,110
Retained earnings	98,538,302

Net assets, June 30, 2014	$478,260,412

Net asset value and redemption price per share, $478,260,412 / 18,203,831 outstanding shares of beneficial interest	$26.27

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $993,105 foreign withholding tax)	$13,770,576
Affiliated dividend income	5,411
Affiliated income from securities lending, net	1,224
Interest income	24

13,777,235

EXPENSES
Advisory fees	1,989,384
Distribution fee.	231,171
Custodian and accounting fees	73,000
Insurance expenses	21,000
Audit fee	12,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	11,677

Total expenses	2,360,232

NET INVESTMENT INCOME	11,417,003

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(57,994)
Foreign currency transactions	75,847

17,853

Net change in unrealized appreciation (depreciation) on:
Investments	478,559
Foreign currencies	(18,271)

460,288

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	478,141

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,895,144

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$11,417,003	$6,814,483
Net realized gain on investment and foreign currency transactions	17,853	6,485,208
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	460,288	45,770,661

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	11,895,144	59,070,352

FUND SHARE TRANSACTIONS:
Fund share sold [931,331 and 3,789,999 shares, respectively]	23,632,803	89,247,056
Fund share repurchased [971,565 and 3,215,774 shares, respectively]	(24,476,192)	(73,431,104)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS.	(843,389)	15,815,952

TOTAL INCREASE IN NET ASSETS	11,051,755	74,886,304
NET ASSETS:
Beginning of period	467,208,657	392,322,353

End of period	$478,260,412	$467,208,657

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 4.9%
Boeing Co. (The)	101,251	$12,882,165
Precision Castparts Corp.	49,146	12,404,450
United Technologies Corp.	76,177	8,794,635

		34,081,250

Automobiles — 1.2%
Tesla Motors, Inc.*(a)	35,339	8,483,480

Biotechnology — 9.4%
Alexion Pharmaceuticals, Inc.*	70,055	10,946,094
Biogen Idec, Inc.*	57,053	17,989,381
Celgene Corp.*	135,600	11,645,328
Gilead Sciences, Inc.*(a)	130,103	10,786,840
Incyte Corp. Ltd.*(a)	52,476	2,961,745
Intercept Pharmaceuticals, Inc.*(a)	9,365	2,216,040
Vertex Pharmaceuticals, Inc.*	91,942	8,705,069

		65,250,497

Capital Markets — 1.0%
Morgan Stanley	209,111	6,760,559

Chemicals — 2.1%
Monsanto Co.	115,240	14,375,038

Communications Equipment — 1.0%
QUALCOMM, Inc.	86,894	6,882,005

Energy Equipment & Services — 2.5%
Schlumberger Ltd.	144,689	17,066,068

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	96,015	11,057,087
Whole Foods Market, Inc.	31,380	1,212,209

		12,269,296

Food Products — 1.8%
Mead Johnson Nutrition Co.	58,818	5,480,073
Mondelez International, Inc. (Class A Stock)	178,792	6,724,367

		12,204,440

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	271,396	11,100,096

Hotels, Restaurants & Leisure — 5.8%
Chipotle Mexican Grill, Inc.*	14,704	8,712,267
Dunkin’ Brands Group, Inc.	124,299	5,694,137
Las Vegas Sands Corp.	88,660	6,757,665
Marriott International, Inc. (Class A Stock)(a)	128,614	8,244,157
Starbucks Corp.	135,714	10,501,549

		39,909,775

Internet & Catalog Retail — 7.8%
Amazon.com, Inc.*	60,920	19,785,598
Netflix, Inc.*(a)	23,436	10,325,902
Priceline Group, Inc. (The)*	14,012	16,856,436
TripAdvisor, Inc.*(a)	61,103	6,639,452

		53,607,388

Internet Software & Services — 9.4%
Facebook, Inc. (Class A Stock)*	293,989	19,782,520
Google, Inc. (Class A Stock)*	23,276	13,608,779
Google, Inc. (Class C Stock)*	23,830	13,708,922
LinkedIn Corp. (Class A Stock)*	62,867	10,779,804
Pandora Media, Inc.*(a)	76,804	2,265,718

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
Twitter, Inc.*	109,973	$4,505,594

		64,651,337

IT Services — 6.5%
FleetCor Technologies, Inc.*	44,403	5,852,315
MasterCard, Inc. (Class A Stock)	317,962	23,360,668
Visa, Inc. (Class A Stock)(a)	74,203	15,635,314

		44,848,297

Life Sciences Tools & Services — 1.8%
Illumina, Inc.*	71,240	12,719,190

Media — 4.0%
Discovery Communications, Inc. (Class A Stock)*	71,977	5,346,452
Twenty-First Century Fox, Inc. (Class A Stock)	227,530	7,997,680
Walt Disney Co. (The)	165,968	14,230,096

		27,574,228

Oil, Gas & Consumable Fuels — 3.0%
Concho Resources, Inc.*	73,009	10,549,800
EOG Resources, Inc.	89,112	10,413,628

		20,963,428

Pharmaceuticals — 6.5%
Allergan, Inc.	41,078	6,951,219
Bristol-Myers Squibb Co.	205,953	9,990,780
Merck & Co., Inc.	166,725	9,645,041
Novo Nordisk A/S (Denmark), ADR	289,772	13,384,569
Perrigo Co. PLC(a)	34,420	5,017,059

		44,988,668

Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	95,932	8,631,961

Road & Rail — 2.9%
Canadian Pacific Railway Ltd. (Canada)	56,120	10,165,577
Union Pacific Corp.	100,968	10,071,558

		20,237,135

Semiconductors & Semiconductor Equipment — 0.6%
ARM Holdings PLC (United Kingdom), ADR	87,781	3,971,212

Software — 8.3%
Adobe Systems, Inc.*	121,803	8,813,665
FireEye, Inc.*(a)	69,196	2,805,898
Red Hat, Inc.*	197,078	10,892,501
salesforce.com, Inc.*(a)	215,509	12,516,763
Splunk, Inc.*	114,672	6,344,802
VMware, Inc. (Class A Stock)*(a)	91,027	8,812,324
Workday, Inc. (Class A Stock)*	77,544	6,968,104

		57,154,057

Specialty Retail — 5.1%
Inditex SA (Spain)	77,579	11,939,789
O’Reilly Automotive, Inc.*(a)	35,737	5,381,992
Tiffany & Co.	68,487	6,865,822
TJX Cos., Inc. (The)	205,146	10,903,510

		35,091,113

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	311,948	28,989,328

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods — 5.4%
Michael Kors Holdings Ltd.*	92,598	$8,208,813
NIKE, Inc. (Class B Stock)	178,714	13,859,271
Swatch Group AG (The) (Switzerland), ADR	209,430	6,333,163
Under Armour, Inc. (Class A Stock)*(a)	151,617	9,019,695

		37,420,942

TOTAL LONG-TERM INVESTMENTS (cost $379,182,317)		689,230,788

SHORT-TERM INVESTMENT —14.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $97,463,444; includes $97,463,444 of cash collateral received for securities on loan)(b)(w) (Note 4)	97,463,444	97,463,444

Value (Note 2)
TOTAL INVESTMENTS — 113.9% (cost $476,645,761)	$786,694,232
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.9)%	(95,987,711)

NET ASSETS — 100.0%	$690,706,521

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,521,360; cash collateral of $97,463,444 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Common Stocks
Aerospace & Defense	$34,081,250	$—	$—
Automobiles	8,483,480	—	—
Biotechnology	65,250,497	—	—
Capital Markets	6,760,559	—	—
Chemicals	14,375,038	—	—
Communications Equipment	6,882,005	—	—
Energy Equipment & Services	17,066,068	—	—
Food & Staples Retailing	12,269,296	—	—
Food Products	12,204,440	—	—
Health Care Equipment & Supplies	11,100,096	—	—
Hotels, Restaurants & Leisure	39,909,775	—	—
Internet & Catalog Retail	53,607,388	—	—
Internet Software & Services	64,651,337	—	—
IT Services	44,848,297	—	—
Life Sciences Tools & Services	12,719,190	—	—
Media	27,574,228	—	—
Oil, Gas & Consumable Fuels	20,963,428	—	—
Pharmaceuticals	44,988,668	—	—
Real Estate Investment Trusts (REITs)	8,631,961	—	—
Road & Rail	20,237,135	—	—
Semiconductors & Semiconductor Equipment	3,971,212	—	—
Software	57,154,057	—	—
Specialty Retail	23,151,324	11,939,789	—
Technology Hardware, Storage & Peripherals	28,989,328	—	—
Textiles, Apparel & Luxury Goods	37,420,942	—	—
Affiliated Money Market Mutual Fund	97,463,444	—	—

Total	$774,754,443	$11,939,789	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (14.1% represents investments purchased with collateral from securities on loan)	14.1%
Biotechnology	9.4
Internet Software & Services	9.4
Software	8.3
Internet & Catalog Retail	7.8
Pharmaceuticals	6.5
IT Services	6.5
Hotels, Restaurants & Leisure	5.8
Textiles, Apparel & Luxury Goods	5.4
Specialty Retail	5.1
Aerospace & Defense	4.9
Technology Hardware, Storage & Peripherals	4.2

Media	4.0%
Oil, Gas & Consumable Fuels	3.0
Road & Rail	2.9
Energy Equipment & Services	2.5
Chemicals	2.1
Life Sciences Tools & Services	1.8
Food & Staples Retailing	1.8
Food Products	1.8
Health Care Equipment & Supplies	1.6
Real Estate Investment Trusts (REITs)	1.2
Automobiles	1.2
Communications Equipment	1.0
Capital Markets	1.0
Semiconductors & Semiconductor Equipment	0.6

113.9
Liabilities in excess of other assets	(13.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $95,521,360:
Unaffiliated investments (cost $379,182,317)	$689,230,788
Affiliated investments (cost $97,463,444)	97,463,444
Receivable for investments sold	2,226,707
Dividends receivable	342,168
Tax reclaim receivable	324,041
Receivable for fund share sold	78,424
Prepaid expenses	929

Total Assets	789,666,501

LIABILITIES:
Payable to broker for collateral for securities on loan	97,463,444
Payable for investments purchased	704,433
Advisory fees payable	496,221
Payable to custodian	205,430
Accrued expenses and other liabilities	56,156
Payable for fund share repurchased	26,392
Distribution fee payable	7,539
Affiliated transfer agent fee payable	365

Total Liabilities	98,959,980

NET ASSETS	$690,706,521

Net assets were comprised of:
Paid-in capital	$53,403,591
Retained earnings	637,302,930

Net assets, June 30, 2014	$690,706,521

Net asset value and redemption price per share, $690,706,521 / 34,652,468 outstanding shares of beneficial interest	$19.93

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $105,214 foreign withholding tax)	$3,030,196
Affiliated income from securities lending, net	127,601
Affiliated dividend income	6,657

3,164,454

EXPENSES
Advisory fees	3,469,605
Distribution fee	394,505
Custodian and accounting fees	57,000
Audit fee	10,000
Trustees’ fees	8,000
Insurance expenses	6,000
Legal fees and expenses	5,000
Commitment fee on syndicated credit agreement	4,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Loan interest expense	344
Miscellaneous	9,866

Total expenses	3,972,320

NET INVESTMENT LOSS	(807,866)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	78,279,053
Foreign currency transactions	(8,525)

78,270,528

Net change in unrealized appreciation (depreciation) on:
Investments	(52,747,944)
Foreign currencies	(893)

(52,748,837)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	25,521,691

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,713,825

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(807,866)	$(1,854,880)
Net realized gain on investment and foreign currency transactions	78,270,528	290,206,046
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(52,748,837)	15,357,532

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	24,713,825	303,708,698

FUND SHARE TRANSACTIONS:
Fund share sold [3,108,033 and 10,770,830 shares, respectively]	59,477,000	164,849,752
Fund share repurchased [11,027,673 and 64,317,678 shares, respectively]	(208,748,703)	(1,001,424,161)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(149,271,703)	(836,574,409)

TOTAL DECREASE IN NET ASSETS	(124,557,878)	(532,865,711)
NET ASSETS:
Beginning of period	815,264,399	1,348,130,110

End of period	$690,706,521	$815,264,399

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST JENNISON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.8%
Boeing Co. (The)	96,399	$12,264,845

Airlines — 2.7%
American Airlines Group, Inc.*	193,464	8,311,213
United Continental Holdings, Inc.*	247,650	10,170,986

		18,482,199

Auto Components — 1.7%
Lear Corp.	130,163	11,626,159

Automobiles — 1.4%
General Motors Co.	275,573	10,003,300

Banks — 10.3%
Citigroup, Inc.	305,731	14,399,930
JPMorgan Chase & Co.	346,980	19,992,988
PNC Financial Services Group, Inc. (The)	167,444	14,910,888
Wells Fargo & Co.	420,162	22,083,715

		71,387,521

Biotechnology — 1.4%
Celgene Corp.*	111,890	9,609,113

Capital Markets — 4.1%
Goldman Sachs Group, Inc. (The)	88,643	14,842,384
Morgan Stanley	415,592	13,436,089

		28,278,473

Communications Equipment — 1.1%
JDS Uniphase Corp.*	593,507	7,401,032

Consumer Finance — 3.5%
Capital One Financial Corp.	108,611	8,971,269
Navient Corp.	464,626	8,228,526
SLM Corp.	820,914	6,821,795

		24,021,590

Diversified Financial Services — 1.5%
Voya Financial, Inc.	277,345	10,078,717

Diversified Telecommunication Services — 3.8%
CenturyLink, Inc.(a)	283,106	10,248,437
Verizon Communications, Inc.	169,159	8,276,950
Vivendi SA (France)*	331,247	8,106,133

		26,631,520

Electronic Equipment, Instrument & Components — 2.8%
Flextronics International Ltd.*	1,779,377	19,697,703

Energy Equipment & Services — 2.2%
Halliburton Co.	218,526	15,517,531

Food Products — 3.1%
Bunge Ltd.	136,136	10,297,327
Mondelez International, Inc. (Class A Stock)	288,687	10,857,518

		21,154,845

Health Care Providers & Services — 4.2%
CIGNA Corp.	75,181	6,914,397
Express Scripts Holding Co.*	159,805	11,079,281
HCA Holdings, Inc.*	191,356	10,788,651

		28,782,329

Hotels, Restaurants & Leisure — 4.2%
Carnival Corp.	355,283	13,376,405
Hyatt Hotels Corp. (Class A Stock)*	154,216	9,404,092

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
International Game Technology	400,555	$6,372,830

		29,153,327

Independent Power & Renewable Electricity Producers — 1.8%
NRG Energy, Inc.	335,879	12,494,699

Industrial Conglomerates — 0.9%
Siemens AG (Germany), ADR	47,131	6,230,247

Insurance — 4.2%
MetLife, Inc.	266,771	14,821,797
Travelers Cos., Inc. (The)	75,872	7,137,279
XL Group PLC (Ireland)	224,526	7,348,737

		29,307,813

Internet Software & Services — 1.9%
Google, Inc. (Class A Stock)*	11,217	6,558,243
Google, Inc. (Class C Stock)*	11,217	6,452,916

		13,011,159

Machinery — 2.5%
Caterpillar, Inc.	65,188	7,083,980
SPX Corp.	95,991	10,387,186

		17,471,166

Media — 4.1%
Comcast Corp. (Class A Stock)	212,399	11,401,578
Liberty Global PLC (United Kingdom) (Class C Stock)	405,500	17,156,705

		28,558,283

Metals & Mining — 2.0%
Goldcorp, Inc. (Canada)	483,935	13,506,626

Oil, Gas & Consumable Fuels — 12.9%
Anadarko Petroleum Corp.	113,742	12,451,337
Denbury Resources, Inc.	574,582	10,606,784
EOG Resources, Inc.	65,816	7,691,258
Marathon Oil Corp.	357,042	14,253,117
Marathon Petroleum Corp.	88,205	6,886,164
Noble Energy, Inc.	185,907	14,400,356
Occidental Petroleum Corp.	96,685	9,922,782
Suncor Energy, Inc. (Canada)	313,283	13,355,254

		89,567,052

Personal Products — 1.1%
Avon Products, Inc.	538,779	7,871,561

Pharmaceuticals — 7.7%
Actavis PLC*(a)	44,997	10,036,581
Bayer AG (Germany), ADR	69,611	9,833,946
Merck & Co., Inc.	117,651	6,806,110
Mylan, Inc.*(a)	311,643	16,068,313
Teva Pharmaceutical Industries Ltd. (Israel), ADR	204,941	10,743,007

		53,487,957

Road & Rail — 3.5%
Hertz Global Holdings, Inc.*	623,462	17,475,640
Union Pacific Corp.	70,562	7,038,560

		24,514,200

Semiconductors & Semiconductor Equipment — 2.7%
Applied Materials, Inc.	527,344	11,891,607

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST JENNISON LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products, Inc.	203,419	$6,877,596

		18,769,203

Software — 1.1%
Microsoft Corp.	178,395	7,439,072

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	79,093	7,350,112
EMC Corp.	303,163	7,985,313

		15,335,425

TOTAL LONG-TERM INVESTMENTS (cost $455,083,497)		681,654,667

SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $35,883,909; includes $34,186,704 of cash collateral received for securities on loan)(b)(w)(Note 4)	35,883,909	35,883,909

TOTAL INVESTMENTS — 103.6% (cost $490,967,406)		717,538,576
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(25,006,868)

NET ASSETS — 100.0%		$692,531,708

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,439,986; cash collateral of $34,186,704 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$12,264,845	$—	$—
Airlines	18,482,199	—	—
Auto Components	11,626,159	—	—
Automobiles	10,003,300	—	—
Banks	71,387,521	—	—
Biotechnology	9,609,113	—	—
Capital Markets	28,278,473	—	—
Communications Equipment	7,401,032	—	—
Consumer Finance	24,021,590	—	—
Diversified Financial Services	10,078,717	—	—
Diversified Telecommunication Services	18,525,387	8,106,133	—
Electronic Equipment, Instrument & Components	19,697,703	—	—
Energy Equipment & Services	15,517,531	—	—
Food Products	21,154,845	—	—
Health Care Providers & Services	28,782,329	—	—
Hotels, Restaurants & Leisure	29,153,327	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST JENNISON LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Independent Power & Renewable Electricity Producers	$12,494,699	$—	$—
Industrial Conglomerates	6,230,247	—	—
Insurance	29,307,813	—	—
Internet Software & Services	13,011,159	—	—
Machinery	17,471,166	—	—
Media	28,558,283	—	—
Metals & Mining	13,506,626	—	—
Oil, Gas & Consumable Fuels	89,567,052	—	—
Personal Products	7,871,561	—	—
Pharmaceuticals	53,487,957	—	—
Road & Rail	24,514,200	—	—
Semiconductors & Semiconductor Equipment	18,769,203	—	—
Software	7,439,072	—	—
Technology Hardware, Storage & Peripherals	15,335,425	—	—
Affiliated Money Market Mutual Fund	35,883,909	—	—

Total	$709,432,443	$8,106,133	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Oil, Gas & Consumable Fuels	12.9%
Banks	10.3
Pharmaceuticals	7.7
Affiliated Money Market Mutual Fund (4.9% represents investments purchased with collateral from securities on loan)	5.2
Insurance	4.2
Hotels, Restaurants & Leisure	4.2
Health Care Providers & Services	4.2
Media	4.1
Capital Markets	4.1
Diversified Telecommunication Services	3.8
Road & Rail	3.5
Consumer Finance	3.5
Food Products	3.1
Electronic Equipment, Instrument & Components	2.8

Semiconductors & Semiconductor Equipment	2.7%
Airlines	2.7
Machinery	2.5
Energy Equipment & Services	2.2
Technology Hardware, Storage & Peripherals	2.2
Metals & Mining	2.0
Internet Software & Services	1.9
Independent Power & Renewable Electricity Producers	1.8
Aerospace & Defense	1.8
Auto Components	1.7
Diversified Financial Services	1.5
Automobiles	1.4
Biotechnology	1.4
Personal Products	1.1
Software	1.1
Communications Equipment	1.1
Industrial Conglomerates	0.9

103.6
Liabilities in excess of other assets	(3.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST JENNISON LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $33,439,986:
Unaffiliated investments (cost $455,083,497)	$681,654,667
Affiliated investments (cost $35,883,909)	35,883,909
Foreign currency, at value (cost $453,577)	453,577
Receivable for investments sold	8,884,929
Tax reclaim receivable	474,741
Dividends and interest receivable	383,726
Receivable for fund share sold	119,627
Prepaid expenses	809

Total Assets	727,855,985

LIABILITIES:
Payable to broker for collateral for securities on loan	34,186,704
Payable for investments purchased	453,577
Advisory fees payable	386,034
Payable for fund share repurchased	180,698
Accrued expenses and other liabilities	78,738
Payable to custodian	30,627
Distribution fee payable	7,534
Affiliated transfer agent fee payable	365

Total Liabilities	35,324,277

NET ASSETS	$692,531,708

Net assets were comprised of:
Paid-in capital	$206,913,805
Retained earnings	485,617,903

Net assets, June 30, 2014	$692,531,708

Net asset value and redemption price per share, $692,531,708 / 38,547,414 outstanding shares of beneficial interest	$17.97

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $125,967 foreign withholding tax)	$5,348,560
Affiliated income from securities lending, net	32,667
Affiliated dividend income	6,476

5,387,703

EXPENSES
Advisory fees	2,427,518
Distribution fee	331,645
Custodian and accounting fees	35,000
Audit fee	10,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Insurance expenses	5,000
Commitment fee on syndicated credit agreement	4,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Loan interest expense	190
Miscellaneous	6,962

Total expenses	2,842,315
Less: advisory fee waiver and/or expense reimbursement	(188,983)

Net expenses	2,653,332

NET INVESTMENT INCOME	2,734,371

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	20,354,727
Foreign currency transactions	1,306

20,356,033

Net change in unrealized appreciation (depreciation) on:
Investments	32,215,887
Foreign currencies	(576)

32,215,311

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	52,571,344

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,305,715

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,734,371	$6,179,800
Net realized gain on investment and foreign currency transactions	20,356,033	261,062,716
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	32,215,311	20,948,557

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	55,305,715	288,191,073

FUND SHARE TRANSACTIONS:
Fund share sold [1,246,197 and 12,223,099 shares, respectively]	20,921,457	172,262,509
Fund share repurchased [2,479,737 and 86,592,649 shares, respectively]	(42,337,984)	(1,239,610,276)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(21,416,527)	(1,067,347,767)

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,889,188	(779,156,694)
NET ASSETS:
Beginning of period	658,642,520	1,437,799,214

End of period	$692,531,708	$658,642,520

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.8%
Boeing Co. (The)	161,400	$20,534,922
Embraer SA (Brazil), ADR	157,200	5,726,796
Lockheed Martin Corp.	40,900	6,573,857
Northrop Grumman Corp.	53,800	6,436,094

		39,271,669

Auto Components — 3.3%
Johnson Controls, Inc.	634,800	31,695,564
Lear Corp.	77,800	6,949,096
Magna International, Inc. (Canada)	68,000	7,327,000

		45,971,660

Automobiles — 2.1%
General Motors Co.	398,200	14,454,660
Honda Motor Co. Ltd. (Japan), ADR	400,500	14,013,495

		28,468,155

Banks — 14.7%
Bank of America Corp.	2,931,454	45,056,448
BB&T Corp.(a)	166,900	6,580,867
Citigroup, Inc.	1,224,560	57,676,776
JPMorgan Chase & Co.	1,023,700	58,985,594
Wells Fargo & Co.	654,883	34,420,650

		202,720,335

Capital Markets — 1.6%
Bank of New York Mellon Corp. (The)	409,900	15,363,052
Goldman Sachs Group, Inc. (The)	42,600	7,132,944

		22,495,996

Communications Equipment — 0.8%
Telefonaktiebolaget LM Ericsson (Sweden), ADR	921,400	11,130,512

Consumer Finance — 2.0%
Capital One Financial Corp.	333,700	27,563,620

Electric Utilities — 3.2%
Edison International	120,700	7,013,877
Exelon Corp.	190,600	6,953,088
PPL Corp.	429,200	15,249,476
Southern Co. (The)(a)	321,500	14,589,670

		43,806,111

Electronic Equipment, Instruments & Components — 3.1%
Corning, Inc.	1,933,000	42,429,350

Food & Staples Retailing — 3.0%
Wal-Mart Stores, Inc.	553,300	41,536,231

Food Products — 1.3%
Kellogg Co.	159,300	10,466,010
Mondelez International, Inc. (Class A Stock)	182,100	6,848,781

		17,314,791

Health Care Equipment & Supplies — 1.0%
Zimmer Holdings, Inc.	132,100	13,719,906

Health Care Providers & Services — 6.3%
Humana, Inc.	152,600	19,490,072
UnitedHealth Group, Inc.	487,900	39,885,825
WellPoint, Inc.	252,500	27,171,525

		86,547,422

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.	99,000	$9,973,260

Independent Power & Renewable Electricity Producers — 1.7%
NRG Energy, Inc.	626,300	23,298,360

Insurance — 8.9%
Allstate Corp. (The)	591,200	34,715,264
American International Group, Inc.	1,197,400	65,354,092
Unum Group	680,050	23,638,538

		123,707,894

IT Services — 1.5%
International Business Machines Corp.	113,800	20,628,526

Machinery — 4.5%
Cummins, Inc.	210,300	32,447,187
PACCAR, Inc.	248,900	15,638,387
Stanley Black & Decker, Inc.	156,500	13,743,830

		61,829,404

Media — 3.7%
Comcast Corp. (Special Class A Stock)(a)	412,700	22,009,291
Interpublic Group of Cos., Inc. (The)	736,400	14,367,164
Time Warner Cable, Inc.	97,600	14,376,480

		50,752,935

Multiline Retail — 2.5%
Target Corp.(a)	604,400	35,024,980

Multi-Utilities — 2.8%
Public Service Enterprise Group, Inc.	953,800	38,905,502

Oil, Gas & Consumable Fuels — 9.0%
Marathon Oil Corp.	711,400	28,399,088
Murphy Oil Corp.	424,000	28,187,520
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	665,736	54,836,674
Total SA (France), ADR(a)	187,500	13,537,500

		124,960,782

Pharmaceuticals — 6.4%
Eli Lilly & Co.	339,500	21,106,715
GlaxoSmithKline PLC (United Kingdom), ADR(a)	366,500	19,600,420
Johnson & Johnson	133,000	13,914,460
Sanofi (France), ADR(a)	640,300	34,044,751

		88,666,346

Professional Services — 0.5%
ManpowerGroup, Inc.	74,400	6,312,840

Software — 5.7%
Microsoft Corp.	995,450	41,510,265
Oracle Corp.	937,700	38,004,981

		79,515,246

Technology Hardware, Storage & Peripherals — 2.8%
Hewlett-Packard Co.	1,162,700	39,159,736

Tobacco — 0.5%
Philip Morris International, Inc.	80,900	6,820,679

Wireless Telecommunication Services — 3.0%
Vodafone Group PLC (United Kingdom), ADR	1,251,245	41,779,071

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value (Note 2)
TOTAL LONG-TERM INVESTMENTS (cost $1,068,195,286)		$1,374,311,319

SHORT-TERM INVESTMENT — 5.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $68,264,543; includes $63,396,410 of cash collateral for securities on loan)(b)(w)(Note 4)	68,264,543	68,264,543

TOTAL INVESTMENTS — 104.4% (cost $1,136,459,829)		1,442,575,862
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(60,198,880)

NET ASSETS — 100.0%		$1,382,376,982

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $61,894,437; cash collateral of $63,396,410 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$39,271,669	$—	$—
Auto Components	45,971,660	—	—
Automobiles	28,468,155	—	—
Banks	202,720,335	—	—
Capital Markets	22,495,996	—	—
Communications Equipment	11,130,512	—	—
Consumer Finance	27,563,620	—	—
Electric Utilities	43,806,111	—	—
Electronic Equipment, Instruments & Components	42,429,350	—	—
Food & Staples Retailing	41,536,231	—	—
Food Products	17,314,791	—	—
Health Care Equipment & Supplies	13,719,906	—	—
Health Care Providers & Services	86,547,422	—	—
Hotels, Restaurants & Leisure	9,973,260	—	—
Independent Power & Renewable Electricity Producers	23,298,360	—	—
Insurance	123,707,894	—	—
IT Services	20,628,526	—	—
Machinery	61,829,404	—	—
Media	50,752,935	—	—
Multiline Retail	35,024,980	—	—
Multi-Utilities	38,905,502	—	—
Oil, Gas & Consumable Fuels	124,960,782	—	—
Pharmaceuticals	88,666,346	—	—
Professional Services	6,312,840	—	—
Software	79,515,246	—	—
Technology Hardware, Storage & Peripherals	39,159,736	—	—
Tobacco	6,820,679	—	—
Wireless Telecommunication Services	41,779,071	—	—
Affiliated Money Market Mutual Fund	68,264,543	—	—

Total	$1,442,575,862	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Banks	14.7%
Oil, Gas & Consumable Fuels	9.0
Insurance	8.9
Pharmaceuticals	6.4
Health Care Providers & Services	6.3
Software	5.7
Affiliated Money Market Mutual Fund (4.6% represents investments purchased with collateral from securities on loan)	5.0
Machinery	4.5
Media	3.7
Auto Components	3.3
Electric Utilities	3.2
Electronic Equipment, Instruments & Components	3.1
Wireless Telecommunication Services	3.0
Food & Staples Retailing	3.0
Aerospace & Defense	2.8

Technology Hardware, Storage & Peripherals	2.8%
Multi-Utilities	2.8
Multiline Retail	2.5
Automobiles	2.1
Consumer Finance	2.0
Independent Power & Renewable Electricity Producers	1.7
Capital Markets	1.6
IT Services	1.5
Food Products	1.3
Health Care Equipment & Supplies	1.0
Communications Equipment	0.8
Hotels, Restaurants & Leisure	0.7
Tobacco	0.5
Professional Services	0.5

104.4
Liabilities in excess of other assets	(4.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $61,894,437:
Unaffiliated investments (cost $1,068,195,286)	$1,374,311,319
Affiliated investments (cost $68,264,543)	68,264,543
Receivable for investments sold	4,238,998
Dividends receivable	3,063,010
Tax reclaim receivable	1,659,243
Receivable for fund share sold	126,041
Prepaid expenses	1,883

Total Assets	1,451,665,037

LIABILITIES:
Payable to broker for collateral for securities on loan	63,396,410
Payable for investments purchased	4,268,684
Payable for fund share repurchased	548,790
Payable to custodian	525,661
Advisory fees payable	421,573
Accrued expenses and other liabilities	110,794
Distribution fee payable	15,068
Deferred trustees’ fees	710
Affiliated transfer agent fee payable	365

Total Liabilities	69,288,055

NET ASSETS	$1,382,376,982

Net assets were comprised of:
Paid-in capital	$1,059,792,966
Retained earnings	322,584,016

Net assets, June 30, 2014	$1,382,376,982

Net asset value and redemption price per share, $1,382,376,982 / 63,720,806 outstanding shares of beneficial interest	$21.69

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $205,014 foreign withholding tax)	$36,254,478
Affiliated income from securities lending, net	44,015
Affiliated dividend income	12,422

36,310,915

EXPENSES
Advisory fees	4,737,768
Distribution fee	656,465
Custodian and accounting fees	93,000
Audit fee	13,000
Trustees’ fees	12,000
Insurance expenses	11,000
Legal fees and expenses	6,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	8,266

Total expenses	5,547,499

NET INVESTMENT INCOME	30,763,416

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	81,171,965

Net change in unrealized appreciation (depreciation) on:
Investments	5,880,349
Foreign currencies	3,140

5,883,489

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	87,055,454

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$117,818,870

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$30,763,416	$26,831,826
Net realized gain on investment and foreign currency transactions	81,171,965	330,602,987
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	5,883,489	225,757,333

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	117,818,870	583,192,146

FUND SHARE TRANSACTIONS:
Fund share sold [2,893,387 and 16,023,011 shares, respectively]	59,229,192	267,464,390
Fund share repurchased [5,124,342 and 81,632,691 shares, respectively]	(104,379,363)	(1,408,847,834)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(45,150,171)	(1,141,383,444)

TOTAL INCREASE (DECREASE) IN NET ASSETS	72,668,699	(558,191,298)
NET ASSETS:
Beginning of period	1,309,708,283	1,867,899,581

End of period	$1,382,376,982	$1,309,708,283

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS	Shares	Value (Note 2)
Air Freight & Logistics — 6.5%
Expeditors International of Washington, Inc.	2,215,758	$97,847,873
United Parcel Service, Inc. (Class B Stock)	935,858	96,075,182

		193,923,055

Beverages — 9.1%
Coca-Cola Co. (The)	2,534,045	107,342,146
Diageo PLC (United Kingdom), ADR	75,056	9,552,377
Monster Beverage Corp.*	1,184,410	84,128,642
SABMiller PLC (United Kingdom), ADR(a)	1,146,141	67,095,094

		268,118,259

Biotechnology — 2.3%
Amgen, Inc.	569,204	67,376,677

Capital Markets — 3.4%
Greenhill & Co., Inc.(a)	515,875	25,406,844
SEI Investments Co.	2,332,898	76,449,067

		101,855,911

Communications Equipment — 9.2%
Cisco Systems, Inc.	6,038,373	150,053,569
QUALCOMM, Inc.	1,526,097	120,866,882

		270,920,451

Consumer Finance — 2.6%
American Express Co.	797,188	75,629,226

Energy Equipment & Services — 3.8%
Schlumberger Ltd.	952,947	112,400,099

Food Products — 3.9%
Danone SA (France), ADR	7,794,650	116,374,125

Health Care Equipment & Supplies — 5.4%
Varian Medical Systems, Inc.*(a)	1,000,079	83,146,568
Zimmer Holdings, Inc.	738,235	76,673,087

		159,819,655

Hotels, Restaurants & Leisure — 2.5%
Yum! Brands, Inc.	906,341	73,594,889

Household Products — 3.3%
Procter & Gamble Co. (The)	1,247,563	98,045,976

Internet & Catalog Retail — 4.9%
Amazon.com, Inc.*	450,964	146,464,088

Internet Software & Services — 10.5%
Facebook, Inc. (Class A Stock)*	2,166,175	145,761,916
Google, Inc. (Class A Stock)*	141,484	82,721,450
Google, Inc. (Class C Stock)*	141,484	81,392,916

		309,876,282

IT Services — 5.8%
Automatic Data Processing, Inc.	513,709	40,726,850
Visa, Inc. (Class A Stock)(a)	626,184	131,943,231

		172,670,081

Pharmaceuticals — 7.2%
Merck & Co., Inc.	859,272	49,708,885
Novartis AG (Switzerland), ADR(a)	1,066,638	96,562,738
Novo Nordisk A/S (Denmark), ADR	1,464,467	67,643,731

		213,915,354

Semiconductors & Semiconductor Equipment — 3.1%
Altera Corp.(a)	205,554	7,145,057

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.	246,408	$13,323,281
ARM Holdings PLC (United Kingdom), ADR(a)	1,603,820	72,556,817

		93,025,155

Software — 11.9%
Autodesk, Inc.*	1,598,397	90,117,623
FactSet Research Systems, Inc.(a)	508,230	61,129,904
Microsoft Corp.	1,665,546	69,453,268
Oracle Corp.	3,256,358	131,980,190

		352,680,985

Specialty Retail — 3.4%
Lowe’s Cos., Inc.	2,077,685	99,708,103

TOTAL COMMON STOCKS (cost $2,541,574,209)		2,926,398,371

SHORT-TERM INVESTMENT — 9.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $275,461,104; includes $257,147,153 of cash collateral for securities on loan)(b)(w)(Note 4)	275,461,104	275,461,104

TOTAL INVESTMENTS — 108.1% (cost $2,817,035,313)		3,201,859,475
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(240,752,041)

NET ASSETS — 100.0%		$2,961,107,434

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $251,713,460; cash collateral of $257,147,153 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$193,923,055	$—	$—
Beverages	268,118,259	—	—
Biotechnology	67,376,677	—	—
Capital Markets	101,855,911	—	—
Communications Equipment	270,920,451	—	—
Consumer Finance	75,629,226	—	—
Energy Equipment & Services	112,400,099	—	—
Food Products	116,374,125	—	—
Health Care Equipment & Supplies	159,819,655	—	—
Hotels, Restaurants & Leisure	73,594,889	—	—
Household Products	98,045,976	—	—
Internet & Catalog Retail	146,464,088	—	—
Internet Software & Services	309,876,282	—	—
IT Services	172,670,081	—	—
Pharmaceuticals	213,915,354	—	—
Semiconductors & Semiconductor Equipment	93,025,155	—	—
Software	352,680,985	—	—
Specialty Retail	99,708,103	—	—
Affiliated Money Market Mutual Fund	275,461,104	—	—

Total	$3,201,859,475	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Software	11.9%
Internet Software & Services	10.5
Affiliated Money Market Mutual Fund (8.7% represents investments purchased with collateral from securities on loan)	9.3
Communications Equipment	9.2
Beverages	9.1
Pharmaceuticals	7.2
Air Freight & Logistics	6.5
IT Services	5.8
Health Care Equipment & Supplies	5.4

Internet & Catalog Retail	4.9%
Food Products	3.9
Energy Equipment & Services	3.8
Capital Markets	3.4
Specialty Retail	3.4
Household Products	3.3
Semiconductors & Semiconductor Equipment	3.1
Consumer Finance	2.6
Hotels, Restaurants & Leisure	2.5
Biotechnology	2.3

108.1
Liabilities in excess of other assets	(8.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $251,713,460:
Unaffiliated investments (cost $2,541,574,209)	$2,926,398,371
Affiliated investments (cost $275,461,104)	275,461,104
Receivable for investments sold	18,046,656
Dividends and interest receivable	2,001,860
Tax reclaim receivable	966,215
Receivable for fund share sold	158,683
Prepaid expenses	23,142

Total Assets	3,223,056,031

LIABILITIES:
Payable to broker for collateral for securities on loan	257,147,153
Payable for fund share repurchased	3,801,262
Advisory fees payable	832,014
Accrued expenses and other liabilities	134,839
Distribution fee payable	32,268
Deferred trustees’ fees	696
Affiliated transfer agent fee payable	365

Total Liabilities	261,948,597

NET ASSETS	$2,961,107,434

Net assets were comprised of:
Paid-in capital	$1,490,967,535
Retained earnings	1,470,139,899

Net assets, June 30, 2014	$2,961,107,434

Net asset value and redemption price per share, $2,961,107,434 / 97,541,603 outstanding shares of beneficial interest	$30.36

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $992,906 foreign withholding tax)	$21,236,395
Affiliated income from securities lending, net	119,867
Affiliated dividend income	24,841
Interest income	10

21,381,113

EXPENSES
Advisory fees	11,011,633
Distribution fee	1,271,485
Custodian and accounting fees	139,000
Insurance expenses	17,000
Trustees’ fees	14,000
Audit fee	13,000
Legal fees and expenses	6,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense	50
Miscellaneous	7,535

Total expenses	12,489,703
Less: advisory fee waivers and/or expense reimbursement	(762,891)

Net expenses	11,726,812

NET INVESTMENT INCOME	9,654,301

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	116,228,301

Net change in unrealized appreciation (depreciation) on:
Investments	(2,291,311)
Foreign currencies	5,353

(2,285,958)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	113,942,343

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$123,596,644

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$9,654,301	$1,219,884
Net realized gain on investment and foreign currency transactions	116,228,301	582,081,167
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,285,958)	122,244,637

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	123,596,644	705,545,688

FUND SHARE TRANSACTIONS:
Fund share sold [12,641,789 and 9,592,981 shares, respectively]	370,512,441	230,351,463
Net asset value of shares issued in merger [17,243,698 and 0 shares, respectively] (Note 9)	493,120,872	—
Fund share repurchased [6,255,309 and 47,698,002 shares, respectively]	(183,008,472)	(1,171,728,179)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	680,624,841	(941,376,716)

TOTAL INCREASE (DECREASE) IN NET ASSETS	804,221,485	(235,831,028)
NET ASSETS:
Beginning of period	2,156,885,949	2,392,716,977

End of period	$2,961,107,434	$2,156,885,949

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 97.5%	Shares	Value (Note 2)
Austria — 0.5%
Erste Group Bank AG	93,225	$3,014,232

Canada — 1.9%
Canadian National Railway Co.	190,298	12,373,176

Czech Republic — 0.2%
Komercni Banka A/S	5,616	1,291,585

Denmark — 0.9%
Carlsberg A/S (Class B Stock)	54,336	5,852,192

France — 8.5%
Air Liquide SA	27,963	3,778,609
Danone SA	156,429	11,631,821
Dassault Systemes SA	10,147	1,304,712
Legrand SA	132,961	8,142,612
LVMH Moet Hennessy Louis Vuitton SA	61,522	11,871,831
Pernod-Ricard SA	77,236	9,277,633
Schneider Electric SE	101,261	9,548,247

		55,555,465

Germany — 7.7%
Bayer AG	104,928	14,802,533
Brenntag AG	16,605	2,966,562
Deutsche Boerse AG	46,815	3,629,784
Linde AG	83,372	17,716,225
Merck KGaA	79,422	6,887,217
MTU Aero Engines AG	46,420	4,263,110

		50,265,431

India — 0.2%
ICICI Bank Ltd., ADR*	25,040	1,249,496

Israel — 0.4%
Check Point Software Technologies Ltd.*(a)	38,620	2,588,699

Italy — 0.5%
Saipem SpA*	114,066	3,075,579

Japan — 1.6%
Hoya Corp.	172,700	5,741,899
INPEX Corp.	216,100	3,287,357
Lawson, Inc.	20,400	1,531,171

		10,560,427

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV (Class O Stock)	289,600	2,071,075

Netherlands — 2.7%
Akzo Nobel NV	110,090	8,254,465
Heineken NV	127,346	9,140,782

		17,395,247

Peru — 0.2%
Credicorp Ltd.	9,680	1,504,950

Russia — 0.2%
Sberbank of Russia, ADR	146,509	1,489,996

South Korea — 0.7%
Samsung Electronics Co. Ltd.	3,399	4,438,922

Sweden — 0.8%
Svenska Cellulosa AB SCA (Class B Stock)	192,702	5,018,711

Switzerland — 8.1%
Adecco SA*	49,370	4,062,852

COMMON STOCKS (continued)	Shares	Value (Note 2)
Switzerland (continued)
Cie Financiere Richemont SA	75,495	$7,911,067
Julius Baer Group Ltd.*	88,512	3,646,635
Kuehne & Nagel International AG	8,700	1,156,838
Nestle SA	221,947	17,197,997
Roche Holding AG	15,941	4,749,731
Sonova Holding AG	30,208	4,605,588
Swiss Re AG*	27,255	2,423,439
UBS AG*	377,129	6,914,478

		52,668,625

Thailand — 0.3%
Kasikornbank PCL	347,100	2,192,496

United Kingdom — 11.1%
British Sky Broadcasting Group PLC	228,780	3,539,450
Burberry Group PLC	153,729	3,901,781
Compass Group PLC	500,298	8,698,355
Delphi Automotive PLC	79,250	5,447,645
Diageo PLC	461,196	14,688,601
Reckitt Benckiser Group PLC	193,338	16,858,050
Standard Chartered PLC	314,453	6,427,413
Whitbread PLC	12,572	948,434
William Hill PLC	348,184	1,954,886
WPP PLC	429,836	9,366,886

		71,831,501

United States — 50.7%
3M Co.	85,777	12,286,697
Accenture PLC (Class A Stock)	159,211	12,870,617
Altera Corp.	84,550	2,938,958
American Express Co.	102,180	9,693,817
Amphenol Corp. (Class A Stock)	53,911	5,193,786
AutoZone, Inc.*(a)	10,428	5,591,911
Bank of New York Mellon Corp. (The)	291,653	10,931,154
Cisco Systems, Inc.	157,443	3,912,459
Colgate-Palmolive Co.	132,528	9,035,759
DENTSPLY International, Inc.	100,704	4,768,334
Dr. Pepper Snapple Group, Inc.	27,560	1,614,465
Franklin Resources, Inc.	162,487	9,398,248
Goldman Sachs Group, Inc. (The)	44,832	7,506,670
Harley-Davidson, Inc.	18,824	1,314,856
Honeywell International, Inc.	163,100	15,160,145
International Flavors & Fragrances, Inc.	48,338	5,040,687
Johnson & Johnson	43,902	4,593,027
Kellogg Co.	75,612	4,967,708
McDonald’s Corp.	71,579	7,210,868
Medtronic, Inc.	127,351	8,119,900
Microchip Technology, Inc.(a)	94,864	4,630,312
National Oilwell Varco, Inc.(a)	63,829	5,256,318
NIKE, Inc. (Class B Stock)	28,882	2,239,799
NOW, Inc.*(a)	18,548	671,623
Omnicom Group, Inc.	84,132	5,991,881
Oracle Corp.	293,585	11,899,000
Praxair, Inc.	52,180	6,931,591
Procter & Gamble Co. (The)	25,930	2,037,839
Rockwell Automation, Inc.	13,943	1,745,106
Sally Beauty Holdings, Inc.*	158,530	3,975,932
Schlumberger Ltd.	103,014	12,150,501
St. Jude Medical, Inc.	124,276	8,606,113
State Street Corp.	191,290	12,866,165
Stryker Corp.	81,110	6,839,195

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Target Corp.(a)	64,063	$3,712,451
Thermo Fisher Scientific, Inc.	122,129	14,411,222
Time Warner Cable, Inc.	34,457	5,075,516
Time Warner, Inc.	196,806	13,825,621
United Parcel Service, Inc. (Class B Stock)	98,490	10,110,983
United Technologies Corp.	108,010	12,469,755
Urban Outfitters, Inc.*	97,517	3,301,926
Viacom, Inc. (Class B Stock)	28,070	2,434,511
Visa, Inc. (Class A Stock)	56,674	11,941,779
Walt Disney Co. (The)	224,468	19,245,886
Waters Corp.*	53,341	5,570,934

		330,092,025

TOTAL COMMON STOCKS (cost $478,876,285)		634,529,830

PREFERRED STOCK — 0.8%
Brazil
Itau Unibanco Holding SA, ADR (PRFC) (cost $4,412,700)	336,615	4,840,524

TOTAL LONG-TERM INVESTMENTS (cost $483,288,985)		639,370,354

SHORT-TERM INVESTMENT — 4.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $26,356,354; includes $16,845,975 of cash collateral for securities on loan)(b)(w)(Note 4)	26,356,354	26,356,354

Value (Note 2)
TOTAL INVESTMENTS — 102.3% (cost $509,645,339)	$665,726,708
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%	(15,022,657)

NET ASSETS — 100.0%	$650,704,051

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
PRFC	Preference Shares

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,455,731; cash collateral of $16,845,975 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Austria	$—	$3,014,232	$—
Canada	12,373,176	—	—
Czech Republic	—	1,291,585	—
Denmark	—	5,852,192	—
France	—	55,555,465	—
Germany	—	50,265,431	—
India	1,249,496	—	—
Israel	2,588,699	—	—
Italy	—	3,075,579	—
Japan	—	10,560,427	—
Mexico	2,071,075	—	—
Netherlands	—	17,395,247	—
Peru	1,504,950	—	—
Russia	1,489,996	—	—
South Korea	—	4,438,922	—
Sweden	—	5,018,711	—
Switzerland	—	52,668,625	—
Thailand	—	2,192,496	—
United Kingdom	8,987,095	62,844,406	—
United States	330,092,025	—	—
Preferred Stock — Brazil	4,840,524	—	—
Affiliated Money Market Mutual Fund	26,356,354	—	—

Total	$391,553,390	$274,173,318	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Media	9.1%
Capital Markets	7.9
Chemicals	6.4
Beverages	6.2
Food Products	5.2
Household Products	5.1
Health Care Equipment & Supplies	5.1
Aerospace & Defense	4.9
Pharmaceuticals	4.8
Affiliated Money Market Mutual Fund (2.6% represents investments purchased with collateral from securities on loan)	4.0
Textiles, Apparel & Luxury Goods	4.0
IT Services	3.8
Banks	3.7
Energy Equipment & Services	3.1
Life Sciences Tools & Services	3.1
Electrical Equipment	3.0
Hotels, Restaurants & Leisure	2.9
Software	2.4

Specialty Retail	2.0%
Road & Rail	1.9
Industrial Conglomerates	1.9
Semiconductors & Semiconductor Equipment	1.8
Electronic Equipment, Instruments & Components	1.7
Air Freight & Logistics	1.5
Consumer Finance	1.5
Auto Components	0.8
Professional Services	0.6
Communications Equipment	0.6
Multiline Retail	0.6
Trading Companies & Distributors	0.6
Diversified Financial Services	0.6
Oil, Gas & Consumable Fuels	0.5
Insurance	0.4
Food & Staples Retailing	0.2
Automobiles	0.2
Marine	0.2

102.3
Liabilities in excess of other assets	(2.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $16,455,731:
Unaffiliated investments (cost $483,288,985)	$639,370,354
Affiliated investments (cost $26,356,354)	26,356,354
Tax reclaim receivable	1,387,484
Dividends receivable	569,914
Receivable for fund share sold	284,620
Prepaid expenses	1,568

Total Assets	667,970,294

LIABILITIES:
Payable to broker for collateral for securities on loan	16,845,975
Advisory fees payable	275,009
Accrued expenses and other liabilities	80,695
Payable for fund share repurchased	57,117
Distribution fee payable	7,082
Affiliated transfer agent fee payable	365

Total Liabilities	17,266,243

NET ASSETS	$650,704,051

Net assets were comprised of:
Paid-in capital	$458,135,336
Retained earnings	192,568,715

Net assets, June 30, 2014	$650,704,051

Net asset value and redemption price per share, $650,704,051 / 41,067,084 outstanding shares of beneficial interest	$15.84

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $589,701 foreign withholding tax)	$7,120,406
Affiliated income from securities lending, net	10,663
Affiliated dividend income	6,032

7,137,101

EXPENSES
Advisory fees	2,985,428
Distribution fee	303,686
Custodian and accounting fees	92,000
Audit fee	13,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Insurance expenses	3,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	8,339

Total expenses.	3,426,453

NET INVESTMENT INCOME	3,710,648

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	7,981,406
Foreign currency transactions	5,622

7,987,028

Net change in unrealized appreciation (depreciation) on:
Investments	16,596,955
Foreign currencies	(2,955)

16,594,000

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	24,581,028

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,291,676

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,710,648	$3,813,093
Net realized gain on investment and foreign currency transactions	7,987,028	14,957,496
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	16,594,000	95,650,754

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	28,291,676	114,421,343

FUND SHARE TRANSACTIONS:
Fund share sold [3,244,885 and 12,212,971 shares, respectively]	49,296,025	164,041,849
Fund share repurchased [1,400,591 and 3,662,430 shares, respectively]	(21,089,574)	(48,248,646)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	28,206,451	115,793,203

TOTAL INCREASE IN NET ASSETS	56,498,127	230,214,546
NET ASSETS:
Beginning of period	594,205,924	363,991,378

End of period	$650,704,051	$594,205,924

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 3.1%
BE Aerospace, Inc.*	68,654	$6,349,808
Honeywell International, Inc.	161,237	14,986,979
Precision Castparts Corp.	87,628	22,117,307

		43,454,094

Auto Components — 0.7%
BorgWarner, Inc.	150,074	9,783,324

Beverages — 1.2%
Constellation Brands, Inc. (Class A Stock)*	77,642	6,842,589
Diageo PLC (United Kingdom)	125,681	4,002,806
Pernod-Ricard SA (France)	49,113	5,899,482

		16,744,877

Biotechnology — 6.4%
Alexion Pharmaceuticals, Inc.*	115,201	18,000,156
Biogen Idec, Inc.*	83,213	26,237,891
Celgene Corp.*	159,389	13,688,327
Gilead Sciences, Inc.*	205,108	17,005,504
Isis Pharmaceuticals, Inc.*(a)	37,619	1,295,975
Puma Biotechnology, Inc.*(a)	20,448	1,349,568
Regeneron Pharmaceuticals, Inc.*(a)	40,588	11,464,892

		89,042,313

Capital Markets — 1.7%
Affiliated Managers Group, Inc.*	46,363	9,522,960
BlackRock, Inc.	21,614	6,907,834
Morgan Stanley	222,318	7,187,541

		23,618,335

Chemicals — 3.5%
Airgas, Inc.(a)	76,602	8,342,724
Monsanto Co.	213,038	26,574,360
Sherwin-Williams Co. (The)	66,687	13,798,207

		48,715,291

Communications Equipment — 1.6%
QUALCOMM, Inc.	273,893	21,692,326

Consumer Finance — 1.3%
American Express Co.	194,254	18,428,877

Diversified Financial Services — 1.8%
Intercontinental Exchange, Inc.	114,773	21,680,620
Moody’s Corp.	31,475	2,759,100

		24,439,720

Electrical Equipment — 1.0%
AMETEK, Inc.	265,442	13,877,308

Energy Equipment & Services — 1.5%
Halliburton Co.	117,794	8,364,552
Schlumberger Ltd.	109,223	12,882,853

		21,247,405

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	82,806	9,535,939
CVS Caremark Corp.	145,403	10,959,024

		20,494,963

Food Products — 2.3%
Danone SA (France)	82,058	6,101,708
Mead Johnson Nutrition Co.	111,474	10,386,033

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Mondelez International, Inc. (Class A Stock)	417,647	$15,707,704

		32,195,445

Health Care Equipment & Supplies — 2.1%
C.R. Bard, Inc.	27,206	3,890,730
Cooper Cos., Inc. (The)	33,094	4,485,230
Covidien PLC	233,841	21,087,781

		29,463,741

Health Care Providers & Services — 1.2%
Express Scripts Holding Co.*	130,538	9,050,200
McKesson Corp.	36,751	6,843,404

		15,893,604

Health Care Technology — 0.5%
Cerner Corp.*(a)	132,006	6,808,869

Hotels, Restaurants & Leisure — 5.3%
Hilton Worldwide Holdings, Inc.*	151,633	3,533,049
Las Vegas Sands Corp.	209,116	15,938,822
Marriott International, Inc. (Class A Stock)(a)	206,315	13,224,792
Starbucks Corp.	168,633	13,048,822
Wynn Resorts Ltd.	101,312	21,028,319
Yum! Brands, Inc.	84,760	6,882,512

		73,656,316

Household Products — 0.8%
Colgate-Palmolive Co.	165,433	11,279,222

Industrial Conglomerates — 3.0%
Danaher Corp.	386,724	30,446,781
Roper Industries, Inc.	74,476	10,874,241

		41,321,022

Insurance — 0.3%
MetLife, Inc.	80,134	4,452,245

Internet & Catalog Retail — 3.2%
Amazon.com, Inc.*	42,431	13,780,740
Priceline Group, Inc. (The)*	22,439	26,994,117
TripAdvisor, Inc.*	26,709	2,902,200

		43,677,057

Internet Software & Services — 8.4%
eBay, Inc.*	82,878	4,148,873
Facebook, Inc. (Class A Stock)*	388,853	26,165,918
Google, Inc. (Class A Stock)*	66,196	38,702,815
Google, Inc. (Class C Stock)*	58,673	33,753,403
LinkedIn Corp. (Class A Stock)*	58,074	9,957,949
Yahoo!, Inc.*	105,880	3,719,564

		116,448,522

IT Services — 6.8%
Cognizant Technology Solutions Corp. (Class A Stock)*	488,209	23,878,302
FleetCor Technologies, Inc.*	104,649	13,792,738
MasterCard, Inc. (Class A Stock)	321,820	23,644,115
Visa, Inc. (Class A Stock)(a)	155,288	32,720,734

		94,035,889

Life Sciences Tools & Services — 2.3%
Illumina, Inc.*	9,684	1,728,981

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	255,366	$30,133,188

		31,862,169

Machinery — 1.6%
Colfax Corp.*(a)	107,630	8,022,740
Cummins, Inc.	66,511	10,261,982
Joy Global, Inc.(a)	65,756	4,049,254

		22,333,976

Media — 6.9%
Comcast Corp. (Special Class A Stock)(a)	402,927	21,488,097
Discovery Communications, Inc. (Class A Stock)*	126,217	9,375,399
Time Warner, Inc.	176,389	12,391,327
Twenty-First Century Fox, Inc. (Class A Stock)	675,884	23,757,323
Viacom, Inc. (Class B Stock)	115,537	10,020,524
Walt Disney Co. (The)	213,280	18,286,627

		95,319,297

Oil, Gas & Consumable Fuels — 4.1%
Anadarko Petroleum Corp.	140,684	15,400,677
Antero Resources Corp.*	34,675	2,275,720
Cabot Oil & Gas Corp.	179,397	6,124,614
Noble Energy, Inc.	166,589	12,903,984
Pioneer Natural Resources Co.	83,928	19,287,494

		55,992,489

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	88,161	6,546,836

Pharmaceuticals — 4.9%
Actavis PLC*(a)	106,225	23,693,486
Bristol-Myers Squibb Co.	348,460	16,903,795
Forest Laboratories, Inc.*	21,979	2,175,921
Perrigo Co. PLC(a)	68,190	9,939,374
Valeant Pharmaceuticals International, Inc.*(a)	72,137	9,097,918
Zoetis, Inc.	163,958	5,290,925

		67,101,419

Professional Services — 0.6%
Verisk Analytics, Inc. (Class A Stock)*	126,083	7,567,502

Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	320,248	28,815,915

Road & Rail — 1.1%
Kansas City Southern	44,850	4,821,824
Union Pacific Corp.	108,437	10,816,591

		15,638,415

Semiconductors & Semiconductor Equipment — 1.2%
Altera Corp.	366,764	12,748,717
Linear Technology Corp.	84,392	3,972,331

		16,721,048

Software — 3.7%
Autodesk, Inc.*	88,308	4,978,805
Citrix Systems, Inc.*(a)	70,579	4,414,716
Oracle Corp.	439,417	17,809,571
PTC, Inc.*(a)	103,784	4,026,819

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
salesforce.com, Inc.*(a)	291,745	$16,944,550
VMware, Inc. (Class A Stock)*(a)	30,142	2,918,047

		51,092,508

Specialty Retail — 3.2%
AutoZone, Inc.*(a)	12,425	6,662,782
Ross Stores, Inc.	244,926	16,196,956
Tiffany & Co.	82,229	8,243,457
TJX Cos., Inc. (The)	159,532	8,479,126
Tractor Supply Co.	55,552	3,355,341
Urban Outfitters, Inc.*	38,463	1,302,357

		44,240,019

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	184,999	17,191,957
EMC Corp.	944,115	24,867,989

		42,059,946

Textiles, Apparel & Luxury Goods — 3.4%
LVMH Moet Hennessy Louis Vuitton SA (France)	47,159	9,100,219
Michael Kors Holdings Ltd.*	69,175	6,132,364
NIKE, Inc. (Class B Stock)	114,839	8,905,764
PVH Corp.	50,677	5,908,938
VF Corp.	263,261	16,585,443

		46,632,728

Tobacco — 0.7%
Philip Morris International, Inc.	114,137	9,622,890

TOTAL LONG-TERM INVESTMENTS (cost $1,040,616,058)		1,362,317,922

SHORT-TERM INVESTMENT — 10.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $146,910,417; includes $125,383,555 of cash collateral received for securities on loan)(b)(w)(Note 4)	146,910,417	146,910,417

TOTAL INVESTMENTS — 109.1% (cost $1,187,526,475)		1,509,228,339
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.1)%		(126,187,059)

NET ASSETS — 100.0%		$1,383,041,280

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $123,015,958; cash collateral of $125,383,555 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$43,454,094	$—	$—
Auto Components	9,783,324	—	—
Beverages	6,842,589	9,902,288	—
Biotechnology	89,042,313	—	—
Capital Markets	23,618,335	—	—
Chemicals	48,715,291	—	—
Communications Equipment	21,692,326	—	—
Consumer Finance	18,428,877	—	—
Diversified Financial Services	24,439,720	—	—
Electrical Equipment	13,877,308	—	—
Energy Equipment & Services	21,247,405	—	—
Food & Staples Retailing	20,494,963	—	—
Food Products	26,093,737	6,101,708	—
Health Care Equipment & Supplies	29,463,741	—	—
Health Care Providers & Services	15,893,604	—	—
Health Care Technology	6,808,869	—	—
Hotels, Restaurants & Leisure	73,656,316	—	—
Household Products	11,279,222	—	—
Industrial Conglomerates	41,321,022	—	—
Insurance	4,452,245	—	—
Internet & Catalog Retail	43,677,057	—	—
Internet Software & Services	116,448,522	—	—
IT Services	94,035,889	—	—
Life Sciences Tools & Services	31,862,169	—	—
Machinery	22,333,976	—	—
Media	95,319,297	—	—
Oil, Gas & Consumable Fuels	55,992,489	—	—
Personal Products	6,546,836	—	—
Pharmaceuticals	67,101,419	—	—
Professional Services	7,567,502	—	—
Real Estate Investment Trusts (REITs)	28,815,915	—	—
Road & Rail	15,638,415	—	—
Semiconductors & Semiconductor Equipment	16,721,048	—	—
Software	51,092,508	—	—
Specialty Retail	44,240,019	—	—
Technology Hardware, Storage & Peripherals	42,059,946	—	—
Textiles, Apparel & Luxury Goods	37,532,509	9,100,219	—
Tobacco	9,622,890	—	—
Affiliated Money Market Mutual Fund	146,910,417	—	—

Total	$1,484,124,124	$25,104,215	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (9.1% represents investments purchased with collateral from securities on loan)	10.6%
Internet Software & Services	8.4
Media	6.9
IT Services	6.8
Biotechnology	6.4
Hotels, Restaurants & Leisure	5.3
Pharmaceuticals	4.9
Oil, Gas & Consumable Fuels	4.1
Software	3.7
Chemicals	3.5
Textiles, Apparel & Luxury Goods	3.4
Specialty Retail	3.2
Internet & Catalog Retail	3.2
Aerospace & Defense	3.1
Technology Hardware, Storage & Peripherals	3.0
Industrial Conglomerates	3.0
Food Products	2.3
Life Sciences Tools & Services	2.3
Health Care Equipment & Supplies	2.1

Real Estate Investment Trusts (REITs)	2.1%
Diversified Financial Services	1.8
Capital Markets	1.7
Machinery	1.6
Communications Equipment	1.6
Energy Equipment & Services	1.5
Food & Staples Retailing	1.5
Consumer Finance	1.3
Beverages	1.2
Semiconductors & Semiconductor Equipment	1.2
Health Care Providers & Services	1.2
Road & Rail	1.1
Electrical Equipment	1.0
Household Products	0.8
Auto Components	0.7
Tobacco	0.7
Professional Services	0.6
Health Care Technology	0.5
Personal Products	0.5
Insurance	0.3

109.1
Liabilities in excess of other assets	(9.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST MFS GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $123,015,958:
Unaffiliated investments (cost $1,040,616,058)	$1,362,317,922
Affiliated investments (cost $146,910,417)	146,910,417
Receivable for investments sold	9,034,771
Dividends and interest receivable	855,981
Tax reclaim receivable	214,829
Receivable for fund share sold	109,397
Prepaid expenses	4,821

Total Assets	1,519,448,138

LIABILITIES:
Payable to broker for collateral for securities on loan	125,383,555
Payable for investments purchased	10,252,415
Advisory fees payable	444,001
Payable for fund share repurchased	229,970
Accrued expenses and other liabilities	81,458
Distribution fee payable	15,094
Affiliated transfer agent fee payable	365

Total Liabilities	136,406,858

NET ASSETS	$1,383,041,280

Net assets were comprised of:
Paid-in capital	$785,379,336
Retained earnings	597,661,944

Net assets, June 30, 2014	$1,383,041,280

Net asset value and redemption price per share, $1,383,041,280 / 88,237,874 outstanding shares of beneficial interest	$15.67

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $44,249 foreign withholding tax)	$5,596,962
Affiliated income from securities lending, net	56,538
Affiliated dividend income	17,647
Interest income	35

5,671,182

EXPENSES
Advisory fees	5,900,325
Distribution fee	677,147
Custodian and accounting fees	98,000
Audit fee	12,000
Trustees’ fees	11,000
Insurance expenses	9,000
Legal fees and expenses	6,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	10,649

Total expenses	6,735,121

NET INVESTMENT LOSS	(1,063,939)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	59,266,419
Foreign currency transactions	(1,116)

59,265,303

Net change in unrealized appreciation (depreciation) on:
Investments	(22,099,729)
Foreign currencies	(1,523)

(22,101,252)

NET GAIN ON INVESTMENTS	37,164,051

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,100,112

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(1,063,939)	$(311,553)
Net realized gain on investment and foreign currency transactions	59,265,303	279,684,360
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(22,101,252)	179,647,902

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	36,100,112	459,020,709

FUND SHARE TRANSACTIONS:
Fund share sold [4,142,488 and 16,204,075 shares, respectively]	62,857,614	202,109,295
Fund share repurchased [5,708,940 and 78,932,346 shares, respectively].	(87,506,628)	(992,648,787)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(24,649,014)	(790,539,492)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,451,098	(331,518,783)
NET ASSETS:
Beginning of period	1,371,590,182	1,703,108,965

End of period	$1,383,041,280	$1,371,590,182

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 98.8%	Shares	Value (Note 2)
Aerospace & Defense — 6.7%
Honeywell International, Inc.	118,262	$10,992,453
Lockheed Martin Corp.	79,467	12,772,731
Northrop Grumman Corp.	38,941	4,658,512
United Technologies Corp.	100,428	11,594,413

		40,018,109

Air Freight & Logistics — 1.6%
United Parcel Service, Inc (Class B Stock)	90,819	9,323,478

Auto Components — 1.7%
Delphi Automotive PLC (United Kingdom)	53,987	3,711,066
Johnson Controls, Inc.	124,174	6,200,008

		9,911,074

Automobiles — 0.2%
General Motors Co.	32,235	1,170,131

Banks — 10.1%
Citigroup, Inc.	29,700	1,398,870
JPMorgan Chase & Co.	420,969	24,256,234
PNC Financial Services Group, Inc.	50,590	4,505,039
U.S. Bancorp	232,494	10,071,640
Wells Fargo & Co.	373,806	19,647,243

		59,879,026

Beverages — 2.1%
Diageo PLC (United Kingdom)	287,811	9,166,473
Dr. Pepper Snapple Group, Inc.	53,216	3,117,393

		12,283,866

Capital Markets — 6.5%
Bank of New York Mellon Corp. (The)(a)	244,198	9,152,541
BlackRock, Inc.	17,155	5,482,738
Franklin Resources, Inc.	140,729	8,139,765
Goldman Sachs Group, Inc. (The)	62,209	10,416,275
State Street Corp.	76,753	5,162,407

		38,353,726

Chemicals — 1.5%
PPG Industries, Inc.	39,722	8,347,578
Valspar Corp. (The)	7,490	570,663

		8,918,241

Commercial Services & Supplies — 1.0%
Tyco International Ltd.	135,389	6,173,738

Containers & Packaging — 0.5%
Crown Holdings, Inc.*	60,835	3,027,150

Diversified Financial Services — 1.3%
McGraw Hill Financial, Inc.	30,377	2,522,202
Moody’s Corp.	20,974	1,838,581
NASDAQ OMX Group, Inc. (The)	87,044	3,361,639

		7,722,422

Diversified Telecommunication Services — 2.4%
AT&T, Inc.(a)	96,871	3,425,359
Verizon Communications, Inc.	220,919	10,809,567

		14,234,926

Electric Utilities — 0.3%
Duke Energy Corp.	27,286	2,024,348

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electrical Equipment — 0.9%
Eaton Corp. PLC	69,540	$5,367,097

Food & Staples Retailing — 1.8%
CVS Caremark Corp.	142,815	10,763,966

Food Products — 4.4%
Danone SA (France)	67,918	5,050,279
General Mills, Inc.	170,592	8,962,904
Kellogg Co.	22,669	1,489,353
Nestle SA (Switzerland)	137,196	10,630,900

		26,133,436

Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	169,762	6,943,266
Covidien PLC	56,946	5,135,390
Medtronic, Inc.	113,108	7,211,766
St. Jude Medical, Inc.	63,738	4,413,857

		23,704,279

Health Care Providers & Services — 1.0%
Express Scripts Holding Co.*	77,420	5,367,529
Quest Diagnostics, Inc.(a)	12,472	731,982

		6,099,511

Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	62,885	6,335,035

Household Products — 0.5%
Procter & Gamble Co. (The)	37,653	2,959,149

Industrial Conglomerates — 3.5%
3M Co.	93,244	13,356,271
Danaher Corp.	98,003	7,715,776

		21,072,047

Insurance — 7.3%
ACE Ltd.	62,278	6,458,229
AON PLC	59,610	5,370,265
Chubb Corp. (The)	53,949	4,972,479
MetLife, Inc.	264,064	14,671,396
Travelers Cos., Inc. (The)	124,412	11,703,437

		43,175,806

IT Services — 5.1%
Accenture PLC (Class A Stock)	154,995	12,529,796
Fidelity National Information Services, Inc.	43,393	2,375,333
Fiserv, Inc.*	56,005	3,378,222
International Business Machines Corp.	57,700	10,459,279
Western Union Co. (The)(a)	88,324	1,531,538

		30,274,168

Leisure Products — 0.7%
Hasbro, Inc.(a)	46,980	2,492,289
Mattel, Inc.	45,467	1,771,849

		4,264,138

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	46,087	5,438,266

Machinery — 1.4%
Illinois Tool Works, Inc.	30,338	2,656,395
Pentair PLC (United Kingdom)	21,981	1,585,270
Stanley Black & Decker, Inc.	43,498	3,819,994

		8,061,659

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media — 4.9%
Comcast Corp. (Special Class A Stock)(a)	127,254	$6,786,456
Omnicom Group, Inc.	95,133	6,775,372
Time Warner, Inc.	53,515	3,759,429
Time, Inc.*	6,635	160,700
Viacom, Inc. (Class B Stock)	51,834	4,495,563
Walt Disney Co. (The)	84,902	7,279,497

		29,257,017

Multiline Retail — 1.5%
Kohl’s Corp.	23,488	1,237,348
Target Corp.(a)	133,908	7,759,969

		8,997,317

Oil, Gas & Consumable Fuels — 6.4%
Apache Corp.	22,711	2,285,181
Chevron Corp.	81,490	10,638,519
EOG Resources, Inc.	21,783	2,545,561
Exxon Mobil Corp.	136,788	13,771,816
Occidental Petroleum Corp.	84,816	8,704,666

		37,945,743

Pharmaceuticals — 8.3%
Johnson & Johnson	210,666	22,039,877
Merck & Co., Inc.	107,057	6,193,247
Novartis AG (Switzerland)	21,213	1,921,015
Pfizer, Inc.	582,029	17,274,621
Roche Holding AG (Switzerland)	6,086	1,813,366
Zoetis, Inc.	4,987	160,930

		49,403,056

Road & Rail — 0.7%
Canadian National Railway Co. (Canada)	63,778	4,146,846

Semiconductors & Semiconductor Equipment — 0.1%
Texas Instruments, Inc.	19,018	908,870

Software — 1.3%
Oracle Corp.	189,459	7,678,773

Specialty Retail — 1.2%
Advance Auto Parts, Inc.	26,225	3,538,277
Bed Bath & Beyond, Inc.*	21,861	1,254,384
Staples, Inc.	190,224	2,062,028

		6,854,689

Tobacco — 5.3%
Altria Group, Inc.(a)	50,854	2,132,817
Imperial Tobacco Group PLC (United Kingdom)	28,435	1,279,229
Lorillard, Inc.	111,976	6,827,177
Philip Morris International, Inc.	253,964	21,411,705

		31,650,928

Wireless Telecommunication Services — 0.6%
Vodafone Group PLC (United Kingdom)	1,017,676	3,401,341

TOTAL COMMON STOCKS (cost $483,253,514)		586,933,372

PREFERRED STOCK — 0.1%	Shares	Value (Note 2)
Aerospace & Defense
United Technologies Corp., CVT, 7.500%(a) (cost $533,966)	9,530	$621,261

TOTAL LONG-TERM INVESTMENTS (cost $483,787,480)		587,554,633

SHORT-TERM INVESTMENT — 4.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $25,122,318; includes $19,188,573 of cash collateral received for securities on loan)(b)(w)(Note 4)	25,122,318	25,122,318

TOTAL INVESTMENTS — 103.1% (cost $508,909,798)		612,676,951
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(18,491,313)

NET ASSETS — 100.0%		$594,185,638

The following abbreviations are used in the Portfolio descriptions:

CVT	Convertible Security
NASDAQ	National Association of Securities Dealers Automated Quotations

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,986,840; cash collateral of $19,188,573 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$40,018,109	$—	$—
Air Freight & Logistics	9,323,478	—	—
Auto Components	9,911,074	—	—
Automobiles	1,170,131	—	—
Banks	59,879,026	—	—
Beverages	3,117,393	9,166,473	—
Capital Markets	38,353,726	—	—
Chemicals	8,918,241	—	—
Commercial Services & Supplies	6,173,738	—	—
Containers & Packaging	3,027,150	—	—
Diversified Financial Services	7,722,422	—	—
Diversified Telecommunication Services	14,234,926	—	—
Electric Utilities	2,024,348	—	—
Electrical Equipment	5,367,097	—	—
Food & Staples Retailing	10,763,966	—	—
Food Products	10,452,257	15,681,179	—
Health Care Equipment & Supplies	23,704,279	—	—
Health Care Providers & Services	6,099,511	—	—
Hotels, Restaurants & Leisure	6,335,035	—	—
Household Products	2,959,149	—	—
Industrial Conglomerates	21,072,047	—	—
Insurance	43,175,806	—	—
IT Services	30,274,168	—	—
Leisure Products	4,264,138	—	—
Life Sciences Tools & Services	5,438,266	—	—
Machinery	8,061,659	—	—
Media	29,257,017	—	—
Multiline Retail	8,997,317	—	—
Oil, Gas & Consumable Fuels	37,945,743	—	—
Pharmaceuticals	45,668,675	3,734,381	—
Road & Rail	4,146,846	—	—
Semiconductors & Semiconductor Equipment	908,870	—	—
Software	7,678,773	—	—
Specialty Retail	6,854,689	—	—
Tobacco	30,371,699	1,279,229	—
Wireless Telecommunication Services	—	3,401,341	—
Preferred Stocks
Aerospace & Defense	621,261	—	—
Affiliated Money Market Mutual Fund	25,122,318	—	—

Total	$579,414,348	$33,262,603	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Banks	10.1%
Pharmaceuticals	8.3
Insurance	7.3
Aerospace & Defense	6.8
Capital Markets	6.5
Oil, Gas & Consumable Fuels	6.4
Tobacco	5.3
IT Services	5.1
Media	4.9
Food Products	4.4
Affiliated Money Market Mutual Fund (3.2% represents investments purchased with collateral from securities on loan)	4.2
Health Care Equipment & Supplies	4.0
Industrial Conglomerates	3.5
Diversified Telecommunication Services	2.4
Beverages	2.1
Food & Staples Retailing	1.8
Auto Components	1.7
Air Freight & Logistics	1.6

Multiline Retail	1.5%
Chemicals	1.5
Machinery	1.4
Diversified Financial Services	1.3
Software	1.3
Specialty Retail	1.2
Hotels, Restaurants & Leisure	1.1
Commercial Services & Supplies	1.0
Health Care Providers & Services	1.0
Life Sciences Tools & Services	0.9
Electrical Equipment	0.9
Leisure Products	0.7
Road & Rail	0.7
Wireless Telecommunication Services	0.6
Containers & Packaging	0.5
Household Products	0.5
Electric Utilities	0.3
Automobiles	0.2
Semiconductors & Semiconductor Equipment	0.1

103.1
Liabilities in excess of other assets	(3.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $18,986,840:
Unaffiliated investments (cost $483,787,480)	$587,554,633
Affiliated investments (cost $25,122,318)	25,122,318
Dividends receivable	851,518
Tax reclaim receivable	220,397
Receivable for fund share sold	72,472
Prepaid expenses	446

Total Assets	613,821,784

LIABILITIES:
Payable to broker for collateral for securities on loan	19,188,573
Advisory fees payable	192,976
Payable for fund share repurchased	184,406
Accrued expenses and other liabilities	63,354
Distribution fee payable	6,472
Affiliated transfer agent fee payable	365

Total Liabilities	19,636,146

NET ASSETS	$594,185,638

Net assets were comprised of:
Paid-in capital	$384,055,765
Retained earnings	210,129,873

Net assets, June 30, 2014	$594,185,638

Net asset value and redemption price per share, $594,185,638 / 41,159,907 outstanding shares of beneficial interest	$14.44

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $193,338 foreign withholding tax)	$10,355,596
Affiliated income from securities lending, net	7,378
Affiliated dividend income	4,849

10,367,823

EXPENSES
Advisory fees	2,376,607
Distribution fee	284,992
Custodian and accounting fees	57,000
Audit fee	12,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	5,405

Total expenses	2,762,004

NET INVESTMENT INCOME	7,605,819

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	10,870,308
Foreign currency transactions	863

10,871,171

Net change in unrealized appreciation (depreciation) on:
Investments	8,206,545
Foreign currencies	(88)

8,206,457

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	19,077,628

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,683,447

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,605,819	$7,423,592
Net realized gain on investment and foreign currency transactions	10,871,171	75,123,857
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	8,206,457	85,495,133

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	26,683,447	168,042,582

FUND SHARE TRANSACTIONS:
Fund share sold [2,691,004 and 19,150,527 shares, respectively]	37,081,419	241,153,776
Fund share repurchased [2,085,256 and 43,351,150 shares, respectively]	(29,271,145)	(513,991,718)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	7,810,274	(272,837,942)

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,493,721	(104,795,360)
NET ASSETS:
Beginning of period	559,691,917	664,487,277

End of period	$594,185,638	$559,691,917

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 3.3%
Huntington Ingalls Industries, Inc.	55,870	$5,284,744
Northrop Grumman Corp.	22,200	2,655,786
TransDigm Group, Inc.(a)	42,957	7,184,988

		15,125,518

Auto Components — 4.0%
BorgWarner, Inc.	87,890	5,729,549
Dana Holding Corp.(a)	253,700	6,195,354
Delphi Automotive PLC (United Kingdom)	87,000	5,980,380

		17,905,283

Banks — 4.4%
CIT Group, Inc.	125,300	5,733,728
KeyCorp	263,615	3,777,603
M&T Bank Corp.(a)	61,400	7,616,670
TCF Financial Corp.	164,660	2,695,484

		19,823,485

Building Products — 0.5%
Masco Corp.	100,720	2,235,984

Capital Markets — 2.2%
Eaton Vance Corp.	58,355	2,205,235
Northern Trust Corp.	30,900	1,984,089
Raymond James Financial, Inc.	57,330	2,908,351
Stifel Financial Corp.*	60,355	2,857,809

		9,955,484

Chemicals — 5.5%
Ashland, Inc.	92,300	10,036,702
CF Industries Holdings, Inc.	13,591	3,269,043
Eastman Chemical Co.	51,745	4,519,926
Scotts Miracle-Gro Co. (The) (Class A Stock)	32,955	1,873,821
Valspar Corp. (The)	65,895	5,020,540

		24,720,032

Commercial Services & Supplies — 2.1%
Republic Services, Inc.	69,400	2,635,118
Steelcase, Inc. (Class A Stock)	441,900	6,685,947

		9,321,065

Communications Equipment — 0.6%
EchoStar Corp. (Class A Stock)*	53,445	2,829,378

Construction & Engineering — 2.3%
URS Corp.	224,950	10,313,958

Containers & Packaging — 3.8%
Bemis Co., Inc.	132,500	5,387,450
Sealed Air Corp.	103,030	3,520,535
Sonoco Products Co.	185,227	8,137,022

		17,045,007

Diversified Financial Services — 0.9%
Intercontinental Exchange, Inc.	21,845	4,126,521

Electric Utilities — 2.8%
Great Plains Energy, Inc.	188,800	5,073,056
Pinnacle West Capital Corp.	130,200	7,530,768

		12,603,824

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components — 0.6%
Flextronics International Ltd.*	262,605	$2,907,037

Energy Equipment & Services — 1.9%
Nabors Industries Ltd.	120,620	3,542,609
SEACOR Holdings, Inc.*	60,900	5,009,025

		8,551,634

Gas Utilities — 0.6%
UGI Corp.	57,300	2,893,650

Health Care Equipment & Supplies — 2.5%
C.R. Bard, Inc.	17,110	2,446,901
CareFusion Corp.*	198,000	8,781,300

		11,228,201

Health Care Providers & Services — 4.4%
Express Scripts Holding Co.*	81,908	5,678,682
HCA Holdings, Inc.*	153,100	8,631,778
Humana, Inc.	18,628	2,379,168
MEDNAX, Inc.*(a)	52,195	3,035,139

		19,724,767

Hotels, Restaurants & Leisure — 3.9%
Darden Restaurants, Inc.(a)	182,440	8,441,499
International Game Technology	83,180	1,323,394
Wyndham Worldwide Corp.	103,000	7,799,160

		17,564,053

Household Durables — 0.8%
D.R. Horton, Inc.	150,280	3,693,882

Industrial Conglomerates — 1.2%
Carlisle Cos., Inc.	62,431	5,407,773

Insurance — 9.6%
Allstate Corp. (The)	190,800	11,203,776
Endurance Specialty Holdings Ltd.	86,700	4,472,853
HCC Insurance Holdings, Inc.	109,000	5,334,460
Lincoln National Corp.	197,687	10,169,019
Progressive Corp. (The)	101,045	2,562,501
Protective Life Corp.	65,790	4,561,221
Reinsurance Group of America, Inc.	32,240	2,543,736
RenaissanceRe Holdings Ltd.	25,796	2,760,172

		43,607,738

Internet Software & Services — 0.6%
Akamai Technologies, Inc.*	48,505	2,961,715

IT Services — 3.3%
Computer Sciences Corp.	160,883	10,167,806
Convergys Corp.	118,179	2,533,758
Global Payments, Inc.	31,675	2,307,524

		15,009,088

Leisure Products — 3.3%
Brunswick Corp.	257,862	10,863,726
Mattel, Inc.	103,745	4,042,943

		14,906,669

Life Sciences Tools & Services — 0.6%
Covance, Inc.*	34,415	2,945,236

Machinery — 3.4%
Cummins, Inc.	42,410	6,543,439
Dover Corp.	27,300	2,482,935
Joy Global, Inc.(a)	40,785	2,511,540

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Snap-on, Inc.	31,220	$3,700,194

		15,238,108

Metals & Mining — 0.7%
Allegheny Technologies, Inc.(a)	66,731	3,009,568

Multiline Retail — 1.8%
Nordstrom, Inc.	122,400	8,314,632

Multi-Utilities — 2.3%
Integrys Energy Group, Inc.	30,090	2,140,302
PG&E Corp.	172,400	8,278,648

		10,418,950

Oil, Gas & Consumable Fuels — 5.9%
Energen Corp.	30,100	2,675,288
Murphy Oil Corp.	135,765	9,025,657
Newfield Exploration Co.*	81,341	3,595,272
ONEOK, Inc.	29,914	2,036,545
QEP Resources, Inc.	183,500	6,330,750
Whiting Petroleum Corp.*	38,115	3,058,729

		26,722,241

Real Estate Investment Trusts (REITs) — 8.2%
American Tower Corp.	77,215	6,947,806
AvalonBay Communities, Inc.	42,100	5,986,199
Boston Properties, Inc.	21,280	2,514,870
Capstead Mortgage Corp.(a)	203,500	2,676,025
CBL & Associates Properties, Inc.	308,700	5,865,300
Duke Realty Corp.	337,812	6,134,666
EPR Properties(a)	50,400	2,815,848
MFA Financial, Inc.(a)	488,900	4,013,869

		36,954,583

Real Estate Management & Development — 0.7%
CBRE Group, Inc. (Class A Stock)*	98,223	3,147,065

Road & Rail — 3.3%
CSX Corp.	134,770	4,152,264
Old Dominion Freight Line, Inc.*	42,700	2,719,136
Werner Enterprises, Inc.	303,600	8,048,436

		14,919,836

Semiconductors & Semiconductor Equipment — 0.8%
Xilinx, Inc.	79,005	3,737,727

Software — 2.9%
Activision Blizzard, Inc.	163,909	3,655,171
Autodesk, Inc.*	38,030	2,144,131
Intuit, Inc.	56,350	4,537,866
Synopsys, Inc.*	70,860	2,750,785

		13,087,953

Specialty Retail — 1.3%
TJX Cos., Inc. (The)	108,190	5,750,299

Thrifts & Mortgage Finance — 0.4%
Astoria Financial Corp.	123,035	1,654,821

Trading Companies & Distributors — 0.6%
GATX Corp.(a)	41,720	2,792,737

TOTAL LONG-TERM INVESTMENTS (cost $321,696,494)		443,155,502

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 13.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $61,498,819; includes $52,725,358 of cash collateral for securities on loan)(b)(w)(Note 4)	61,498,819	$61,498,819

TOTAL INVESTMENTS — 111.6% (cost $383,195,313)		504,654,321
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.6)%		(52,331,377)

NET ASSETS — 100.0%		$452,322,944

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $51,283,466; cash collateral of $52,725,358 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$15,125,518	$—	$—
Auto Components	17,905,283	—	—
Banks	19,823,485	—	—
Building Products	2,235,984	—	—
Capital Markets	9,955,484	—	—
Chemicals	24,720,032	—	—
Commercial Services & Supplies	9,321,065	—	—
Communications Equipment	2,829,378	—	—
Construction & Engineering	10,313,958	—	—
Containers & Packaging	17,045,007	—	—
Diversified Financial Services	4,126,521	—	—
Electric Utilities	12,603,824	—	—
Electronic Equipment, Instruments & Components	2,907,037	—	—
Energy Equipment & Services	8,551,634	—	—
Gas Utilities	2,893,650	—	—
Health Care Equipment & Supplies	11,228,201	—	—
Health Care Providers & Services	19,724,767	—	—
Hotels, Restaurants & Leisure	17,564,053	—	—
Household Durables	3,693,882	—	—
Industrial Conglomerates	5,407,773	—	—
Insurance	43,607,738	—	—
Internet Software & Services	2,961,715	—	—
IT Services	15,009,088	—	—
Leisure Products	14,906,669	—	—
Life Sciences Tools & Services	2,945,236	—	—
Machinery	15,238,108	—	—
Metals & Mining	3,009,568	—	—
Multiline Retail	8,314,632	—	—
Multi-Utilities	10,418,950	—	—
Oil, Gas & Consumable Fuels	26,722,241	—	—
Real Estate Investment Trusts (REITs)	36,954,583	—	—
Real Estate Management & Development	3,147,065	—	—
Road & Rail	14,919,836	—	—
Semiconductors & Semiconductor Equipment	3,737,727	—	—
Software	13,087,953	—	—
Specialty Retail	5,750,299	—	—
Thrifts & Mortgage Finance	1,654,821	—	—
Trading Companies & Distributors	2,792,737	—	—
Affiliated Money Market Mutual Fund	61,498,819	—	—

Total	$504,654,321	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (11.7% represents investments purchased with collateral from securities on loan)	13.6%
Insurance	9.6
Real Estate Investment Trusts (REITs)	8.2
Oil, Gas & Consumable Fuels	5.9
Chemicals	5.5
Banks	4.4
Health Care Providers & Services	4.4
Auto Components	4.0
Hotels, Restaurants & Leisure	3.9
Containers & Packaging	3.8
Machinery	3.4
Aerospace & Defense	3.3
IT Services	3.3
Road & Rail	3.3
Leisure Products	3.3
Software	2.9
Electric Utilities	2.8
Health Care Equipment & Supplies	2.5
Multi-Utilities	2.3

Construction & Engineering	2.3%
Capital Markets	2.2
Commercial Services & Supplies	2.1
Energy Equipment & Services	1.9
Multiline Retail	1.8
Specialty Retail	1.3
Industrial Conglomerates	1.2
Diversified Financial Services	0.9
Semiconductors & Semiconductor Equipment	0.8
Household Durables	0.8
Real Estate Management & Development	0.7
Metals & Mining	0.7
Internet Software & Services	0.6
Life Sciences Tools & Services	0.6
Electronic Equipment, Instruments & Components	0.6
Gas Utilities	0.6
Communications Equipment	0.6
Trading Companies & Distributors	0.6
Building Products	0.5
Thrifts & Mortgage Finance	0.4

111.6
Liabilities in excess of other assets	(11.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST MID-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $51,283,466:
Unaffiliated investments (cost $321,696,494)	$443,155,502
Affiliated investments (cost $61,498,819)	61,498,819
Dividends receivable	710,075
Receivable for fund share sold	109,117
Tax reclaim receivable	1,234
Prepaid expenses	807

Total Assets	505,475,554

LIABILITIES:
Payable to broker for collateral for securities on loan	52,725,358
Advisory fees payable	182,684
Payable for fund share repurchased	182,408
Accrued expenses and other liabilities	56,880
Distribution fee payable	4,915
Affiliated transfer agent fee payable	365

Total Liabilities	53,152,610

NET ASSETS	$452,322,944

Net assets were comprised of:
Paid-in capital	$156,098,300
Retained earnings	296,224,644

Net assets, June 30, 2014	$452,322,944

Net asset value and redemption price per share, $452,322,944 / 23,640,003 outstanding shares of beneficial interest	$19.13

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income	$3,585,769
Affiliated income from securities lending, net	20,417
Affiliated dividend income	5,695

3,611,881

EXPENSES
Advisory fees	2,024,801
Distribution fee	216,121
Custodian and accounting fees	49,000
Audit fee	12,000
Trustees’ fees	8,000
Insurance expenses	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	3,000
Shareholders’ reports	3,000
Miscellaneous	6,585

Total expenses	2,336,507

NET INVESTMENT INCOME	1,275,374

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	15,398,784

Net change in unrealized appreciation (depreciation) on:
Investments	15,679,962
Foreign currencies	(6)

15,679,956

NET GAIN ON INVESTMENTS	31,078,740

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,354,114

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,275,374	$5,175,460
Net realized gain on investment transactions	15,398,784	122,917,492
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	15,679,956	44,252,247

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	32,354,114	172,345,199

FUND SHARE TRANSACTIONS:
Fund share sold [732,897 and 4,986,596 shares, respectively]	13,302,550	74,680,156
Fund share repurchased [1,641,428 and 30,739,597 shares, respectively]	(29,598,037)	(485,543,136)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(16,295,487)	(410,862,980)

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,058,627	(238,517,781)
NET ASSETS:
Beginning of period	436,264,317	674,782,098

End of period	$452,322,944	$436,264,317

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.0%
B/E Aerospace, Inc.*	90,000	$8,324,100

Airlines — 1.0%
Alaska Air Group, Inc.	86,900	8,259,845

Auto Components — 0.8%
BorgWarner, Inc.	100,600	6,558,114

Banks — 0.9%
SVB Financial Group*	64,000	7,463,680

Biotechnology — 4.4%
Alexion Pharmaceuticals, Inc.*	80,000	12,500,000
Alkermes PLC*	80,000	4,026,400
BioMarin Pharmaceutical, Inc.*	146,300	9,101,323
Cubist Pharmaceuticals, Inc.*	112,500	7,854,750
Incyte Corp. Ltd.*	45,100	2,545,444

		36,027,917

Building Products — 1.1%
Fortune Brands Home & Security, Inc.	213,100	8,509,083

Capital Markets — 2.6%
Affiliated Managers Group, Inc.*	64,000	13,145,600
Raymond James Financial, Inc.	160,000	8,116,800

		21,262,400

Chemicals — 0.8%
PolyOne Corp.(a)	155,500	6,552,770

Commercial Services & Supplies — 1.5%
Stericycle, Inc.*	105,200	12,457,784

Communications Equipment — 2.6%
ARRIS Group, Inc.*	195,000	6,343,350
Aruba Networks, Inc.*(a)	224,100	3,926,232
F5 Networks, Inc.*	53,000	5,906,320
Palo Alto Networks, Inc.*(a)	61,000	5,114,850

		21,290,752

Consumer Finance — 0.9%
Portfolio Recovery Associates, Inc.*(a)	120,000	7,143,600

Containers & Packaging — 1.2%
Packaging Corp. of America	135,400	9,679,746

Distributors — 1.0%
LKQ Corp.*	301,800	8,055,042

Diversified Financial Services — 1.0%
Intercontinental Exchange, Inc.	42,500	8,028,250

Electrical Equipment — 1.6%
AMETEK, Inc.	242,400	12,672,672

Electronic Equipment, Instruments & Components — 3.8%
Amphenol Corp. (Class A Stock)	77,700	7,485,618
CDW Corp.	235,000	7,491,800
Trimble Navigation Ltd.*	251,500	9,292,925
Zebra Technologies Corp. (Class A Stock)*	75,500	6,215,160

		30,485,503

Energy Equipment & Services — 1.3%
Dril-Quip, Inc.*	48,000	5,243,520
Oceaneering International, Inc.(a)	72,700	5,680,051

		10,923,571

Food & Staples Retailing — 0.9%
PriceSmart, Inc.(a)	82,300	7,163,392

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products — 1.1%
WhiteWave Foods Co. (The)*	265,200	$8,584,524

Health Care Equipment & Supplies — 1.7%
Cooper Cos., Inc. (The)	27,400	3,713,522
West Pharmaceutical Services, Inc.	64,000	2,699,520
Wright Medical Group, Inc.*	237,800	7,466,920

		13,879,962

Health Care Providers & Services — 5.0%
Acadia Healthcare Co., Inc.*(a)	216,650	9,857,575
Envision Healthcare Holdings, Inc.*	196,600	7,059,906
HealthSouth Corp.	160,000	5,739,200
IPC The Hospitalist Co., Inc.*	6,500	287,430
Omnicare, Inc.	91,500	6,091,155
Universal Health Services, Inc. (Class B Stock)	70,000	6,703,200
WellCare Health Plans, Inc.*	68,600	5,121,676

		40,860,142

Health Care Technology — 1.4%
Cerner Corp.*(a)	221,800	11,440,444

Hotels, Restaurants & Leisure — 3.2%
Buffalo Wild Wings, Inc.*(a)	54,900	9,097,479
MGM Resorts International*	338,400	8,933,760
Starwood Hotels & Resorts Worldwide, Inc.	100,600	8,130,492

		26,161,731

Household Products — 0.8%
Church & Dwight Co., Inc.	91,500	6,400,425

Industrial Conglomerates — 1.3%
Roper Industries, Inc.	73,200	10,687,932

Internet & Catalog Retail — 0.6%
HomeAway, Inc.*(a)	132,600	4,617,132

Internet Software & Services — 1.7%
Akamai Technologies, Inc.*	66,300	4,048,278
Demandware, Inc.*(a)	80,000	5,549,600
Pandora Media, Inc.*(a)	141,800	4,183,100

		13,780,978

IT Services — 3.4%
Alliance Data Systems Corp.*(a)	58,500	16,453,125
Fiserv, Inc.*	64,000	3,860,480
FleetCor Technologies, Inc.*	57,200	7,538,960

		27,852,565

Leisure Products — 0.9%
Polaris Industries, Inc.	55,800	7,267,392

Life Sciences Tools & Services — 1.9%
ICON PLC (Ireland)*	60,000	2,826,600
Illumina, Inc.*	70,000	12,497,800

		15,324,400

Machinery — 2.0%
Dover Corp.	78,300	7,121,385
Pall Corp.	100,600	8,590,234
Pentair PLC (United Kingdom)	9,800	706,776

		16,418,395

Multiline Retail — 1.4%
Dollar Tree, Inc.*	137,200	7,471,912
Tuesday Morning Corp.*(a)	200,000	3,564,000

		11,035,912

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels — 3.9%
Antero Resources Corp.*	107,500	$7,055,225
Cabot Oil & Gas Corp.	237,800	8,118,492
Concho Resources, Inc.*	73,200	10,577,400
Oasis Petroleum, Inc.*	105,200	5,879,628

		31,630,745

Pharmaceuticals — 3.5%
Akorn, Inc.*(a)	265,200	8,817,900
Auxilium Pharmaceuticals, Inc.*(a)	205,800	4,128,348
Endo International PLC*	60,000	4,201,200
Horizon Pharma, Inc.*(a)	228,500	3,614,870
Mylan, Inc.*	146,300	7,543,228

		28,305,546

Professional Services — 2.9%
Advisory Board Co. (The)*(a)	100,600	5,211,080
On Assignment, Inc.*	109,700	3,902,029
Verisk Analytics, Inc. (Class A Stock)*	172,700	10,365,454
WageWorks, Inc.*(a)	77,500	3,736,275

		23,214,838

Real Estate Management & Development — 1.0%
Jones Lang LaSalle, Inc.	65,000	8,215,350

Road & Rail — 1.8%
J.B. Hunt Transport Services, Inc.	105,000	7,746,900
Old Dominion Freight Line, Inc.*	107,500	6,845,600

		14,592,500

Semiconductors & Semiconductor Equipment — 5.5%
Avago Technologies Ltd. (Singapore)	228,600	16,475,202
Lam Research Corp.	65,000	4,392,700
Microchip Technology, Inc.(a)	160,000	7,809,600
Monolithic Power Systems, Inc.	139,500	5,907,825
NXP Semiconductors NV (Netherlands)*	155,500	10,290,990

		44,876,317

Software — 7.3%
Activision Blizzard, Inc.	365,000	8,139,500
Aspen Technology, Inc.*	209,100	9,702,240
Autodesk, Inc.*	80,000	4,510,400
Electronic Arts, Inc.*(a)	173,800	6,234,206
Informatica Corp.*	196,600	7,008,790
ServiceNow, Inc.*	82,300	5,099,308
Splunk, Inc.*	91,400	5,057,162
Synchronoss Technologies, Inc.*	100,600	3,516,976
Ultimate Software Group, Inc. (The)*	36,600	5,057,022
Workday, Inc. (Class A Stock)*	52,600	4,726,636

		59,052,240

Specialty Retail — 7.5%
Advance Auto Parts, Inc.(a)	57,200	7,717,424
Cabela’s, Inc.*(a)	93,700	5,846,880
Lithia Motors, Inc. (Class A Stock)	60,000	5,644,200
O’Reilly Automotive, Inc.*(a)	74,400	11,204,640

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Ross Stores, Inc.	106,800	$7,062,684
Signet Jewelers Ltd.	50,000	5,529,500
Tractor Supply Co.	154,600	9,337,840
Williams-Sonoma, Inc.	123,500	8,864,830

		61,207,998

Technology Hardware, Storage & Peripherals — 0.6%
SanDisk Corp.	45,000	4,699,350

Textiles, Apparel & Luxury Goods — 5.0%
Carter’s, Inc.	45,700	3,150,101
Hanesbrands, Inc.	119,800	11,793,112
Kate Spade & Co.*	266,700	10,171,938
Michael Kors Holdings Ltd.*	64,000	5,673,600
Under Armour, Inc. (Class A Stock)*	164,600	9,792,054

		40,580,805

Trading Companies & Distributors — 1.8%
Fastenal Co.(a)	96,000	4,751,040
United Rentals, Inc.*(a)	94,000	9,844,620

		14,595,660

Wireless Telecommunication Services — 2.0%
SBA Communications Corp. (Class A Stock)*	155,500	15,907,650

TOTAL LONG-TERM INVESTMENTS (cost $574,747,721)		792,049,154

SHORT-TERM INVESTMENT — 17.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $141,901,726; includes $121,683,170 of cash collateral for securities on loan)(b)(w)(Note 4)	141,901,726	141,901,726

TOTAL INVESTMENTS — 115.1% (cost $716,649,447)		933,950,880
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.1)%		(122,473,257)

NET ASSETS — 100.0%		$811,477,623

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $119,648,107; cash collateral of $121,683,170 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$8,324,100	$—	$—
Airlines	8,259,845	—	—
Auto Components	6,558,114	—	—
Banks	7,463,680	—	—
Biotechnology	36,027,917	—	—
Building Products	8,509,083	—	—
Capital Markets	21,262,400	—	—
Chemicals	6,552,770	—	—
Commercial Services & Supplies	12,457,784	—	—
Communications Equipment	21,290,752	—	—
Consumer Finance	7,143,600	—	—
Containers & Packaging	9,679,746	—	—
Distributors	8,055,042	—	—
Diversified Financial Services	8,028,250	—	—
Electrical Equipment	12,672,672	—	—
Electronic Equipment, Instruments & Components	30,485,503	—	—
Energy Equipment & Services	10,923,571	—	—
Food & Staples Retailing	7,163,392	—	—
Food Products	8,584,524	—	—
Health Care Equipment & Supplies	13,879,962	—	—
Health Care Providers & Services	40,860,142	—	—
Health Care Technology	11,440,444	—	—
Hotels, Restaurants & Leisure	26,161,731	—	—
Household Products	6,400,425	—	—
Industrial Conglomerates	10,687,932	—	—
Internet & Catalog Retail	4,617,132	—	—
Internet Software & Services	13,780,978	—	—
IT Services	27,852,565	—	—
Leisure Products	7,267,392	—	—
Life Sciences Tools & Services	15,324,400	—	—
Machinery	16,418,395	—	—
Multiline Retail	11,035,912	—	—
Oil, Gas & Consumable Fuels	31,630,745	—	—
Pharmaceuticals	28,305,546	—	—
Professional Services	23,214,838	—	—
Real Estate Management & Development	8,215,350	—	—
Road & Rail	14,592,500	—	—
Semiconductors & Semiconductor Equipment	44,876,317	—	—
Software	59,052,240	—	—
Specialty Retail	61,207,998	—	—
Technology Hardware, Storage & Peripherals	4,699,350	—	—
Textiles, Apparel & Luxury Goods	40,580,805	—	—
Trading Companies & Distributors	14,595,660	—	—
Wireless Telecommunication Services	15,907,650	—	—
Affiliated Money Market Mutual Fund	141,901,726	—	—

Total	$933,950,880	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (15.0% represents investments purchased with collateral from securities on loan)	17.5%
Specialty Retail	7.5
Software	7.3
Semiconductors & Semiconductor Equipment	5.5
Health Care Providers & Services	5.0
Textiles, Apparel & Luxury Goods	5.0
Biotechnology	4.4
Oil, Gas & Consumable Fuels	3.9
Electronic Equipment, Instruments & Components	3.8
Pharmaceuticals	3.5
IT Services	3.4
Hotels, Restaurants & Leisure	3.2
Professional Services	2.9
Communications Equipment	2.6
Capital Markets	2.6
Machinery	2.0
Wireless Telecommunication Services	2.0
Life Sciences Tools & Services	1.9
Trading Companies & Distributors	1.8
Road & Rail	1.8
Health Care Equipment & Supplies	1.7
Internet Software & Services	1.7

Electrical Equipment	1.6%
Commercial Services & Supplies	1.5
Health Care Technology	1.4
Multiline Retail	1.4
Energy Equipment & Services	1.3
Industrial Conglomerates	1.3
Containers & Packaging	1.2
Food Products	1.1
Building Products	1.1
Aerospace & Defense	1.0
Airlines	1.0
Real Estate Management & Development	1.0
Distributors	1.0
Diversified Financial Services	1.0
Banks	0.9
Leisure Products	0.9
Food & Staples Retailing	0.9
Consumer Finance	0.9
Auto Components	0.8
Chemicals	0.8
Household Products	0.8
Technology Hardware, Storage & Peripherals	0.6
Internet & Catalog Retail	0.6

115.1
Liabilities in excess of other assets	(15.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $119,648,107:
Unaffiliated investments (cost $574,747,721)	$792,049,154
Affiliated investments (cost $141,901,726)	141,901,726
Receivable for investments sold	7,441,930
Receivable for fund share sold	189,192
Dividends receivable	185,949
Tax reclaim receivable	3,037
Prepaid expenses	927

Total Assets	941,771,915

LIABILITIES:
Payable to broker for collateral for securities on loan	121,683,170
Payable for investments purchased	8,186,181
Advisory fees payable	302,415
Accrued expenses and other liabilities	71,312
Payable for fund share repurchased	42,051
Distribution fee payable	8,798
Affiliated transfer agent fee payable	365

Total Liabilities	130,294,292

NET ASSETS	$811,477,623

Net assets were comprised of:
Paid-in capital	$572,275,416
Retained earnings	239,202,207

Net assets, June 30, 2014	$811,477,623

Net asset value and redemption price per share, $811,477,623 / 24,507,865 outstanding shares of beneficial interest	$33.11

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $4,500 foreign withholding tax)	$1,456,964
Affiliated income from securities lending, net	143,915
Affiliated dividend income	16,402

1,617,281

EXPENSES
Advisory fees	3,703,316
Distribution fee	421,681
Custodian and accounting fees	66,000
Audit fee	12,000
Trustees’ fees	9,000
Insurance expenses	5,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	8,542

Total expenses	4,240,539
Less: advisory fee waivers and/or expense reimbursement	(10,294)

Net expenses	4,230,245

NET INVESTMENT LOSS	(2,612,964)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	80,577,272

Net change in unrealized appreciation (depreciation) on:
Investments	(62,494,508)
Foreign currencies	(13)

(62,494,521)

NET GAIN ON INVESTMENTS	18,082,751

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,469,787

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(2,612,964)	$(3,900,913)
Net realized gain on investment transactions	80,577,272	57,512,756
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(62,494,521)	161,008,648

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	15,469,787	214,620,491

FUND SHARE TRANSACTIONS:
Fund share sold [1,251,267 and 5,547,543 shares, respectively]	40,465,964	154,018,194
Fund share repurchased [3,492,186 and 6,564,650 shares, respectively]	(110,358,182)	(180,634,133)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(69,892,218)	(26,615,939)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(54,422,431)	188,004,552
NET ASSETS:
Beginning of period	865,900,054	677,895,502

End of period	$811,477,623	$865,900,054

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 4.9%
AAR Corp.	94,700	$2,609,932
Alliant Techsystems, Inc.	16,800	2,249,856
Engility Holdings, Inc.*(a)	37,500	1,434,750
Exelis, Inc.	85,400	1,450,092
General Dynamics Corp.	98,300	11,456,865
L-3 Communications Holdings, Inc.	53,900	6,508,425
Northrop Grumman Corp.	40,300	4,821,089
Raytheon Co.	38,000	3,505,500
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	236,400	7,966,680
Textron, Inc.	190,700	7,301,903

		49,305,092

Auto Components — 2.9%
Autoliv, Inc.	53,600	5,712,688
Goodyear Tire & Rubber Co. (The)	192,100	5,336,538
Lear Corp.	93,100	8,315,692
TRW Automotive Holdings Corp.*(a)	109,900	9,838,248

		29,203,166

Banks — 5.8%
Banco Latinoamericano de Comercio Exterior SA (Panama)	116,300	3,450,621
BankUnited, Inc.	193,200	6,468,336
BB&T Corp.	119,400	4,707,942
Comerica, Inc.	120,900	6,064,344
Fifth Third Bancorp	288,900	6,168,015
Huntington Bancshares, Inc.	1,170,100	11,162,754
KeyCorp	530,500	7,602,065
M&T Bank Corp.(a)	48,900	6,066,045
PNC Financial Services Group, Inc. (The)	22,600	2,012,530
Regions Financial Corp.	468,600	4,976,532

		58,679,184

Biotechnology — 0.5%
United Therapeutics Corp.*(a)	56,100	4,964,289

Capital Markets — 1.8%
Ameriprise Financial, Inc.	65,900	7,908,000
State Street Corp.	154,900	10,418,574

		18,326,574

Chemicals — 3.9%
Ashland, Inc.	96,600	10,504,284
Cabot Corp.	77,800	4,511,622
Celanese Corp. (Class A Stock)	63,300	4,068,924
CF Industries Holdings, Inc.	18,900	4,546,017
Eastman Chemical Co.	35,300	3,083,455
Huntsman Corp.	301,600	8,474,960
Olin Corp.(a)	150,500	4,051,460

		39,240,722

Commercial Services & Supplies — 4.6%
ADT Corp. (The)(a)	388,800	13,584,672
Brink’s Co. (The)	146,500	4,134,230
Covanta Holding Corp.	411,200	8,474,832
Pitney Bowes, Inc.(a)	205,300	5,670,386
Republic Services, Inc.	128,400	4,875,348
RR Donnelley & Sons Co.	229,278	3,888,555

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
Tyco International Ltd.	132,800	$6,055,680

		46,683,703

Communications Equipment — 1.1%
Brocade Communications Systems, Inc.	610,300	5,614,760
Harris Corp.	74,700	5,658,525

		11,273,285

Construction & Engineering — 1.5%
AECOM Technology Corp.*	69,100	2,225,020
KBR, Inc.	211,200	5,037,120
Tutor Perini Corp.*	113,100	3,589,794
URS Corp.	83,300	3,819,305

		14,671,239

Consumer Finance — 1.2%
Capital One Financial Corp.	31,500	2,601,900
Discover Financial Services	59,700	3,700,206
Navient Corp.	95,000	1,682,450
Nelnet, Inc. (Class A Stock)	76,900	3,185,967
SLM Corp.	95,000	789,450

		11,959,973

Containers & Packaging — 0.8%
Avery Dennison Corp.	24,427	1,251,884
Owens-Illinois, Inc.*	70,600	2,445,584
Rock-Tenn Co. (Class A Stock)	38,300	4,044,097

		7,741,565

Diversified Telecommunication Services
Vonage Holdings Corp.*	64,800	243,000

Electric Utilities — 4.7%
American Electric Power Co., Inc.	147,700	8,237,229
Edison International	292,200	16,979,742
Entergy Corp.	112,500	9,235,125
FirstEnergy Corp.	123,200	4,277,504
Pinnacle West Capital Corp.	101,000	5,841,840
Portland General Electric Co.	74,000	2,565,580

		47,137,020

Electrical Equipment — 0.4%
Regal-Beloit Corp.	52,200	4,100,832

Electronic Equipment, Instruments & Components — 2.3%
Dolby Laboratories, Inc. (Class A Stock)*(a)	88,500	3,823,200
Flextronics International Ltd.*	704,100	7,794,387
Ingram Micro, Inc. (Class A Stock)*	133,900	3,911,219
TE Connectivity Ltd. (Switzerland)	54,800	3,388,832
Tech Data Corp.*	59,100	3,694,932

		22,612,570

Energy Equipment & Services — 2.2%
Cameron International Corp.*	122,300	8,280,933
Helmerich & Payne, Inc.	92,400	10,728,564
Superior Energy Services, Inc.	83,200	3,006,848

		22,016,345

Food & Staples Retailing — 2.1%
CVS Caremark Corp.	106,800	8,049,516
Kroger Co. (The)	143,600	7,098,148
Safeway, Inc.	177,350	6,090,199

		21,237,863

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products — 1.5%
Archer-Daniels-Midland Co.	75,500	$3,330,305
Bunge Ltd.	20,600	1,558,184
Fresh Del Monte Produce, Inc.	77,500	2,375,375
Sanderson Farms, Inc.(a)	35,000	3,402,000
Tyson Foods, Inc. (Class A Stock)	118,300	4,440,982

		15,106,846

Health Care Equipment & Supplies — 1.9%
Covidien PLC	52,600	4,743,468
Greatbatch, Inc.*	38,900	1,908,434
Zimmer Holdings, Inc.	123,400	12,816,324

		19,468,226

Health Care Providers & Services — 4.1%
Aetna, Inc.	71,300	5,781,004
Cardinal Health, Inc.	107,300	7,356,488
Chemed Corp.(a)	43,100	4,039,332
Community Health Systems, Inc.*	53,100	2,409,147
Humana, Inc.	55,100	7,037,372
Laboratory Corp. of America Holdings*	34,800	3,563,520
Omnicare, Inc.	85,000	5,658,450
Select Medical Holdings Corp.	349,000	5,444,400

		41,289,713

Hotels, Restaurants & Leisure — 1.1%
Brinker International, Inc.	54,600	2,656,290
Darden Restaurants, Inc.(a)	152,600	7,060,802
International Game Technology	107,700	1,713,507

		11,430,599

Household Durables — 0.6%
Whirlpool Corp.	44,200	6,153,524

Household Products — 0.7%
Energizer Holdings, Inc.	56,964	6,951,317

Independent Power & Renewable Electricity Producers — 1.6%
AES Corp.	1,045,900	16,263,745

Insurance — 6.6%
Aflac, Inc.	54,300	3,380,175
Allstate Corp. (The)	87,200	5,120,384
American Financial Group, Inc.	74,500	4,437,220
Aspen Insurance Holdings Ltd.	71,100	3,229,362
Endurance Specialty Holdings Ltd.	49,900	2,574,341
Hartford Financial Services Group, Inc. (The)	166,900	5,976,689
HCC Insurance Holdings, Inc.	50,000	2,447,000
Lincoln National Corp.	119,200	6,131,648
Maiden Holdings Ltd.	189,700	2,293,473
Montpelier Re Holdings Ltd. (Bermuda)	84,700	2,706,165
PartnerRe Ltd.	58,900	6,432,469
Platinum Underwriters Holdings Ltd.	31,300	2,029,805
Principal Financial Group, Inc.	82,900	4,184,792
StanCorp Financial Group, Inc.	52,100	3,334,400
Universal Insurance Holdings, Inc.	8,800	114,136
Unum Group	186,100	6,468,836
Validus Holdings Ltd.	138,500	5,296,240

		66,157,135

IT Services — 3.9%
Amdocs Ltd.	295,700	13,699,781

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
Blackhawk Network Holdings, Inc. (Class B Stock)*	12,666	$340,082
Convergys Corp.	152,500	3,269,600
Teradata Corp.*(a)	173,200	6,962,640
Western Union Co. (The)(a)	439,100	7,613,994
Xerox Corp.	621,700	7,733,948

		39,620,045

Machinery — 2.8%
AGCO Corp.	131,600	7,398,552
Briggs & Stratton Corp.(a)	70,400	1,440,384
Oshkosh Corp.	51,700	2,870,901
Trinity Industries, Inc.	194,600	8,507,912
Valmont Industries, Inc.(a)	51,000	7,749,450

		27,967,199

Media — 0.7%
Gannett Co., Inc.	93,900	2,940,009
Starz (Class A Stock)*	135,200	4,027,608

		6,967,617

Metals & Mining — 0.3%
Reliance Steel & Aluminum Co.	36,000	2,653,560

Multiline Retail — 2.3%
Dillard’s, Inc. (Class A Stock)	41,600	4,850,976
Kohl’s Corp.	244,297	12,869,566
Macy’s, Inc.	85,800	4,978,116

		22,698,658

Multi-Utilities — 2.6%
Ameren Corp.	158,700	6,487,656
CenterPoint Energy, Inc.	306,300	7,822,902
Public Service Enterprise Group, Inc.	280,200	11,429,358

		25,739,916

Oil, Gas & Consumable Fuels — 5.8%
Cabot Oil & Gas Corp.	112,400	3,837,336
Devon Energy Corp.	149,900	11,902,060
Energy Transfer Partners LP(a)	39,059	2,264,250
Hess Corp.	59,600	5,893,844
Marathon Oil Corp.	91,500	3,652,680
Marathon Petroleum Corp.	71,300	5,566,391
Murphy Oil Corp.	109,100	7,252,968
Southwestern Energy Co.*	79,800	3,630,102
Tesoro Corp.	80,900	4,746,403
Valero Energy Corp.	121,200	6,072,120
Western Refining, Inc.	101,900	3,826,345

		58,644,499

Paper & Forest Products — 0.2%
Domtar Corp.	57,200	2,451,020

Personal Products — 0.7%
Elizabeth Arden, Inc.*	223,400	4,785,228
USANA Health Sciences, Inc.*(a)	30,900	2,414,526

		7,199,754

Pharmaceuticals — 0.4%
Questcor Pharmaceuticals, Inc.	43,300	4,004,817

Real Estate Investment Trusts (REITs) — 7.6%
Ashford Hospitality Prime, Inc.	39,660	680,566
Ashford Hospitality Trust, Inc.	198,300	2,288,382

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Brandywine Realty Trust	253,400	$3,953,040
CBL & Associates Properties, Inc.	193,200	3,670,800
CommonWealth REIT	209,000	5,500,880
Corrections Corp. of America	317,704	10,436,577
DuPont Fabros Technology, Inc.(a)	122,600	3,305,296
Government Properties Income Trust(a)	84,200	2,137,838
Hospitality Properties Trust	160,300	4,873,120
Inland Real Estate Corp.	251,700	2,675,571
Lexington Realty Trust(a)	336,400	3,703,764
MFA Financial, Inc.(a)	357,400	2,934,254
Omega Healthcare Investors, Inc.(a)	94,200	3,472,212
Pennsylvania Real Estate Investment Trust	120,800	2,273,456
PennyMac Mortgage Investment Trust	124,800	2,738,112
Starwood Property Trust, Inc.(a)	347,200	8,252,944
Starwood Waypoint Residential Trust*	135,520	3,551,979
Summit Hotel Properties, Inc.	104,400	1,106,640
Sunstone Hotel Investors, Inc.	311,700	4,653,681
Two Harbors Investment Corp.	367,400	3,850,352

		76,059,464

Road & Rail — 0.9%
Hertz Global Holdings, Inc.*	327,800	9,188,234

Semiconductors & Semiconductor Equipment — 1.7%
Amkor Technology, Inc.*	321,928	3,599,155
Skyworks Solutions, Inc.	229,800	10,791,408
Synaptics, Inc.*	27,900	2,528,856

		16,919,419

Software — 3.8%
CA, Inc.	130,200	3,741,948
Cadence Design Systems, Inc.*(a)	269,400	4,711,806
Check Point Software Technologies Ltd. (Israel)*(a)	110,900	7,433,627
Nuance Communications, Inc.*(a)	533,600	10,015,672
Symantec Corp.	516,500	11,827,850

		37,730,903

Specialty Retail — 4.6%
Bed Bath & Beyond, Inc.*	82,100	4,710,898
Best Buy Co., Inc.	360,311	11,173,244
CST Brands, Inc.	16,122	556,209
Express, Inc.*	380,400	6,478,212
Foot Locker, Inc.	96,300	4,884,336
GameStop Corp. (Class A Stock)(a)	103,100	4,172,457
Office Depot, Inc.*(a)	1,516,900	8,631,161
Outerwall, Inc.*(a)	29,200	1,733,020
RadioShack Corp.*(a)	107,700	106,720
Select Comfort Corp.*	193,800	4,003,908

		46,450,165

Technology Hardware, Storage & Peripherals — 1.8%
Lexmark International, Inc. (Class A Stock)(a)	62,700	3,019,632
Seagate Technology PLC(a)	126,400	7,182,048
Western Digital Corp.	79,800	7,365,540

		17,567,220

Thrifts & Mortgage Finance — 0.4%
People’s United Financial, Inc.(a)	246,000	3,731,820

COMMON STOCKS (continued)	Shares	Value (Note 2)
Trading Companies & Distributors — 0.3%
Aircastle Ltd.	165,598	$2,942,676

TOTAL LONG-TERM INVESTMENTS (cost $746,322,152)		1,000,754,513

SHORT-TERM INVESTMENTS — 13.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $133,834,971; includes $129,392,236 of cash collateral for securities on loan)(b)(w)(Note 4)	133,834,971	133,834,971

TOTAL INVESTMENTS — 112.9% (cost $880,157,123)		1,134,589,484
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.9)%		(129,372,297)

NET ASSETS — 100.0%		$1,005,217,187

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $126,087,384; cash collateral of $129,392,236 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for securities in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$49,305,092	$—	$—
Auto Components	29,203,166	—	—
Banks	58,679,184	—	—
Biotechnology	4,964,289	—	—
Capital Markets	18,326,574	—	—
Chemicals	39,240,722	—	—
Commercial Services & Supplies	46,683,703	—	—
Communications Equipment	11,273,285	—	—
Construction & Engineering	14,671,239	—	—
Consumer Finance	11,959,973	—	—
Containers & Packaging	7,741,565	—	—
Diversified Telecommunication Services	243,000	—	—
Electric Utilities	47,137,020	—	—
Electrical Equipment	4,100,832	—	—
Electronic Equipment, Instruments & Components	22,612,570	—	—
Energy Equipment & Services	22,016,345	—	—
Food & Staples Retailing	21,237,863	—	—
Food Products	15,106,846	—	—
Health Care Equipment & Supplies	19,468,226	—	—
Health Care Providers & Services	41,289,713	—	—
Hotels, Restaurants & Leisure	11,430,599	—	—
Household Durables	6,153,524	—	—
Household Products	6,951,317	—	—
Independent Power & Renewable Electricity Producers	16,263,745	—	—
Insurance	66,157,135	—	—
IT Services	39,620,045	—	—
Machinery	27,967,199	—	—
Media	6,967,617	—	—
Metals & Mining	2,653,560	—	—
Multiline Retail	22,698,658	—	—
Multi-Utilities	25,739,916	—	—
Oil, Gas & Consumable Fuels	58,644,499	—	—
Paper & Forest Products	2,451,020	—	—
Personal Products	7,199,754	—	—
Pharmaceuticals	4,004,817	—	—
Real Estate Investment Trusts (REITs)	76,059,464	—	—
Road & Rail	9,188,234	—	—
Semiconductors & Semiconductor Equipment	16,919,419	—	—
Software	37,730,903	—	—
Specialty Retail	46,450,165	—	—
Technology Hardware, Storage & Peripherals	17,567,220	—	—
Thrifts & Mortgage Finance	3,731,820	—	—
Trading Companies & Distributors	2,942,676	—	—
Affiliated Money Market Mutual Fund	133,834,971	—	—

Total	$1,134,589,484	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (12.9% represents investments purchased with collateral from securities on loan)	13.3%
Real Estate Investment Trusts (REITs)	7.6
Insurance	6.6
Banks	5.8
Oil, Gas & Consumable Fuels	5.8
Aerospace & Defense	4.9
Electric Utilities	4.7
Commercial Services & Supplies	4.6
Specialty Retail	4.6
Health Care Providers & Services	4.1
IT Services	3.9
Chemicals	3.9
Software	3.8
Auto Components	2.9
Machinery	2.8
Multi-Utilities	2.6
Multiline Retail	2.3
Electronic Equipment, Instruments & Components	2.3
Energy Equipment & Services	2.2
Food & Staples Retailing	2.1
Health Care Equipment & Supplies	1.9
Capital Markets	1.8
Technology Hardware, Storage & Peripherals	1.8
Semiconductors & Semiconductor Equipment	1.7
Independent Power & Renewable Electricity Producers	1.6
Food Products	1.5

Construction & Engineering	1.5%
Consumer Finance	1.2
Hotels, Restaurants & Leisure	1.1
Communications Equipment	1.1
Road & Rail	0.9
Containers & Packaging	0.8
Personal Products	0.7
Media	0.7
Household Products	0.7
Household Durables	0.6
Biotechnology	0.5
Electrical Equipment	0.4
Pharmaceuticals	0.4
Thrifts & Mortgage Finance	0.4
Trading Companies & Distributors	0.3
Metals & Mining	0.3
Paper & Forest Products	0.2

112.9
Liabilities in excess of other assets	(12.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $126,087,384:
Unaffiliated investments (cost $746,322,152)	$1,000,754,513
Affiliated investments (cost $133,834,971)	133,834,971
Dividends receivable	1,775,489
Receivable for investments sold	43,914
Receivable for fund share sold	5,220
Tax reclaim receivable	1,677
Prepaid expenses	8,808

Total Assets	1,136,424,592

LIABILITIES:
Payable to broker for collateral for securities on loan	129,392,236
Payable for fund share repurchased	1,361,255
Advisory fees payable	374,893
Accrued expenses and other liabilities	67,710
Distribution fee payable	10,946
Affiliated transfer agent fee payable	365

Total Liabilities	131,207,405

NET ASSETS	$1,005,217,187

Net assets were comprised of:
Paid-in capital	$635,065,764
Retained earnings	370,151,423

Net assets, June 30, 2014	$1,005,217,187

Net asset value and redemption price per share, $1,005,217,187 / 38,303,195 outstanding shares of beneficial interest	$26.24

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income	$11,976,923
Affiliated income from securities lending, net	196,460
Affiliated dividend income	9,369

12,182,752

EXPENSES
Advisory fees	4,172,780
Distribution fee	476,269
Custodian and accounting fees	70,000
Audit fee	12,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	2,000
Shareholders’ reports	2,000
Loan interest expense	38
Miscellaneous	8,958

Total expenses	4,765,045
Less: advisory fee waivers and/or expense reimbursement	(7,308)

Net expenses	4,757,737

NET INVESTMENT INCOME	7,425,015

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	34,347,512

Net change in unrealized appreciation (depreciation) on:
Investments	42,149,202
Foreign currencies	(7)

42,149,195

NET GAIN ON INVESTMENTS	76,496,707

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,921,722

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,425,015	$10,313,208
Net realized gain on investment transactions	34,347,512	52,214,416
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	42,149,195	169,735,159

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	83,921,722	232,262,783

FUND SHARE TRANSACTIONS:
Fund share sold [1,026,902 and 15,296,950 shares, respectively]	25,113,772	327,928,480
Fund share repurchased [2,008,515 and 5,197,534 shares, respectively]	(49,405,096)	(109,404,165)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(24,291,324)	218,524,315

TOTAL INCREASE IN NET ASSETS	59,630,398	450,787,098
NET ASSETS:
Beginning of period	945,586,789	494,799,691

End of period	$1,005,217,187	$945,586,789

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS — 93.1%	Shares	Value (Note 2)
Argentina — 0.9%
Adecoagro SA*	43,900	$414,416
Arcos Dorados Holdings, Inc. (Class A Stock)(a)	57,700	646,240
Banco Macro SA, ADR	14,490	522,075
BBVA Banco Frances SA, ADR*	17,400	202,536
Cresud SACIF y A, ADR	12,101	157,918
Grupo Financiero Galicia SA, ADR(a)	27,730	406,245
IRSA Inversiones y Representaciones SA, ADR	13,380	219,298
MercadoLibre, Inc.	9,300	887,220
Pampa Energia SA, ADR*(a)	44,400	435,120
Petrobras Argentina SA (Class B Stock)*	96,144	77,090
Petrobras Argentina SA, ADR*	176,788	1,149,122
Telecom Argentina SA, ADR	34,030	801,407
Transportadora de Gas del Sur SA*	68,030	187,763

		6,106,450

Bahrain — 0.3%
Ahli United Bank BSC(g)	1,155,000	919,076
Al-Salam Bank	922,000	502,168
Gulf Finance House EC*	1,479,000	163,492
Ithmaar Bank BSC*(g)	1,360,000	169,094

		1,753,830

Belgium
Viohalco SA*(g)	37,903	219,072

Botswana — 0.8%
Barclays Bank of Botswana Ltd.(g)	272,230	143,958
Botswana Insurance Holdings Ltd.(g)	425,050	541,276
First National Bank of Botswana(g)	2,827,716	1,118,860
Letshego Holdings Ltd.(g)	8,368,728	2,150,446
Sechaba Breweries Ltd.(g)	464,634	1,228,272
Standard Chartered Bank Botswana Ltd.(g)	245,110	334,428

		5,517,240

Brazil — 3.3%
ALL – America Latina Logistica SA	109,600	412,209
AMBEV SA	64,600	457,273
AMBEV SA, ADR	291,000	2,048,640
Banco Bradesco SA, ADR	7,560	109,771
Banco do Brasil SA	98,775	1,108,676
Banco Santander Brasil SA	73,700	504,342
BM&FBovespa SA	130,799	688,478
BR Malls Participacoes SA	33,100	281,638
BR Properties SA	20,100	121,082
BRF SA	57,360	1,391,749
Brookfield Incorporacoes SA*	226,200	148,445
CCR SA	142,500	1,164,121
CETIP SA – Mercados Organizados	35,500	505,307
Cia de Saneamento Basico do Estado de Sao Paulo	7,200	77,100
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	46,200	495,264
Cia de Saneamento de Minas Gerais-COPASA	19,000	337,864
Cia Energetica de Minas Gerais, ADR(a)	99,096	791,777
Cia Hering	25,600	256,985
Cia Paranaense de Energia, ADR(a)	15,400	235,774
Cia Siderurgica Nacional SA	52,700	224,682

COMMON STOCKS (continued)	Shares	Value (Note 2)
Brazil (continued)
Cielo SA	110,832	$2,284,860
Cosan SA Industria e Comercio	13,900	250,823
CPFL Energia SA	8,200	75,041
CPFL Energia SA, ADR	13,800	251,160
Cyrela Brazil Realty SA Empreendimentos e Participacoes	22,600	141,972
EcoRodovias Infraestrutura e Logistica SA	22,700	154,724
EDP – Energias do Brasil SA	41,100	201,640
Embraer SA, ADR	25,400	925,322
Even Construtora e Incorporadora SA	64,600	191,505
Hypermarcas SA*	29,500	255,279
Iochpe-Maxion SA	19,300	170,333
JBS SA	102,267	348,527
Light SA	26,100	256,925
Localiza Rent A Car SA	27,615	454,313
Lojas Renner SA	10,300	330,141
Marfrig Global Foods SA*	85,440	229,696
MRV Engenharia e Participacoes SA	39,900	133,632
Multiplan Empreendimentos Imobiliarios SA	13,200	308,269
Natura Cosmeticos SA	15,100	256,280
Oleo e Gas Participacoes SA*	243,700	19,853
PDG Realty SA Empreendimentos e Participacoes*	162,300	108,714
Qualicorp SA*	31,200	368,836
Souza Cruz SA	38,900	403,525
Tim Participacoes SA	195,333	1,136,017
Totvs SA	24,500	421,917
Tractebel Energia SA	27,600	414,593
Ultrapar Participacoes SA	29,900	706,666
WEG SA	66,430	837,929

		22,999,669

Bulgaria — 0.3%
CB First Investment Bank AD*(g)	155,563	392,093
Central Cooperative Bank AD*	87,402	72,881
Chimimport AD*(g)	265,946	357,060
Corporate Commercial Bank AD*(g)	3,940	215,303
Industrial Holding Bulgaria PLC*(g)	72,512	54,805
MonBat AD(g)	48,227	290,382
Olovno Tzinkov Komplex AD*	9,086	—
Petrol AD*	90,727	194,374
Sopharma AD Sofia(g)	197,237	606,224

		2,183,122

Chile — 3.0%
AES Gener SA	528,062	273,620
Aguas Andinas SA (Class A Stock)	561,800	354,331
Almendral SA(g)	2,494,900	221,061
Antarchile SA	50,600	656,501
Banco de Chile	11,129,496	1,479,800
Banco de Credito e Inversiones	12,618	729,908
Banco Santander Chile	19,296,850	1,271,883
Banmedica SA	110,559	181,928
Besalco SA	115,400	75,540
CAP SA	20,750	292,856
Cencosud SA	278,322	913,958
Cia Cervecerias Unidas SA, ADR(a)	22,650	530,463
Cia General de Electricidad SA	56,510	225,932
Colbun SA	1,591,750	399,798
Corpbanca SA	66,000,900	815,143

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chile (continued)
E.CL SA	98,700	$131,715
Embotelladora Andina SA (Class B Stock), ADR	9,150	207,156
Empresa Nacional de Electricidad SA	769,400	1,154,069
Empresas CMPC SA	375,220	817,659
Empresas COPEC SA	143,050	1,862,471
Enersis SA	3,954,600	1,332,943
ENTEL Chile SA	23,550	290,002
Forus SA	18,500	76,607
Latam Airlines Group SA, ADR*(a)	67,183	901,596
Masisa SA	2,748,650	114,267
Parque Arauco SA	180,832	330,263
Quinenco SA	97,600	202,078
Ripley Corp. SA	341,500	224,779
SACI Falabella	234,150	2,121,265
Salfacorp SA	212,800	160,084
Sigdo Koppers SA	133,519	190,495
Sociedad Quimica y Minera de Chile SA, ADR(a)	32,600	955,506
Sonda SA	311,725	732,788
Vina Concha y Toro SA	139,650	282,828

		20,511,293

China — 8.6%
AAC Technologies Holdings, Inc.	86,500	562,947
Agricultural Bank of China Ltd. (Class H Stock)	1,444,000	637,343
Air China Ltd. (Class H Stock)	390,000	228,468
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	383,176
Anhui Conch Cement Co. Ltd. (Class H Stock)	132,000	452,775
AviChina Industry & Technology Co. Ltd. (Class H Stock)	692,000	391,003
Baidu, Inc., ADR*	14,400	2,690,064
Bank of China Ltd. (Class H Stock)	3,196,000	1,430,894
Bank of Communications Co. Ltd. (Class H Stock)*	649,800	448,540
BBMG Corp. (Class H Stock)	342,000	220,677
Beijing Capital International Airport Co Ltd. (Class H Stock)	506,000	347,865
Beijing Enterprises Holdings Ltd.	29,000	274,511
Brilliance China Automotive Holdings Ltd.	350,000	656,998
BYD Co. Ltd. (Class H Stock)*	59,000	339,123
China Agri-Industries Holdings Ltd.	804,000	306,107
China CITIC Bank Corp. Ltd. (Class H Stock)	394,000	238,896
China Coal Energy Co. Ltd. (Class H Stock)	437,000	227,032
China Communications Construction Co. Ltd. (Class H Stock)	460,000	308,300
China Communications Services Corp. Ltd. (Class H Stock)	396,000	192,759
China Construction Bank Corp. (Class H Stock)*	3,801,670	2,875,019
China Everbright Ltd.	172,000	231,167
China Life Insurance Co. Ltd. (Class H Stock)	397,000	1,038,678
China Longyuan Power Group Corp. (Class H Stock)	395,000	428,788
China Mengniu Dairy Co. Ltd.	158,000	730,369

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
China Merchants Bank Co. Ltd. (Class H Stock)*	270,269	$532,815
China Merchants Holdings International Co. Ltd.	148,000	462,131
China Minsheng Banking Corp. Ltd. (Class H Stock)	418,800	379,478
China Mobile Ltd.	486,000	4,720,392
China National Building Material Co. Ltd. (Class H Stock)	516,000	454,341
China Oilfield Services Ltd. (Class H Stock)	138,000	331,882
China Overseas Land & Investment Ltd.	254,720	617,836
China Pacific Insurance Group Co. Ltd. (Class H Stock)	107,400	379,016
China Petroleum & Chemical Corp. (Class H Stock)	2,029,000	1,929,057
China Railway Group Ltd. (Class H Stock)	363,000	177,436
China Resources Enterprise Ltd.	178,000	493,997
China Resources Land Ltd.	128,000	234,186
China Resources Power Holdings Co. Ltd.	187,400	532,871
China Shanshui Cement Group Ltd.	551,000	193,817
China Shenhua Energy Co. Ltd. (Class H Stock)	307,500	888,301
China Shipping Container Lines Co. Ltd. (Class H Stock)*	1,105,000	285,136
China Shipping Development Co. Ltd. (Class H Stock)*	590,000	345,620
China Taiping Insurance Holdings Co. Ltd.*	119,600	214,187
China Telecom Corp. Ltd. (Class H Stock)	1,682,000	822,714
China Unicom Hong Kong Ltd.	564,052	867,359
China Vanke Co. Ltd.*	136,500	242,341
China Yurun Food Group Ltd.*	741,000	329,956
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	203,704	402,130
CITIC Pacific Ltd.	343,000	601,482
CNOOC Ltd. (Class H Stock)	1,419,000	2,550,888
COSCO Pacific Ltd.	252,000	349,256
Country Garden Holdings Co. Ltd.	546,831	217,225
Ctrip.com International Ltd., ADR*(a)	15,000	960,600
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	348,638
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	576,745
Evergrande Real Estate Group Ltd.	276,000	107,202
Golden Eagle Retail Group Ltd.	242,000	293,755
Guangdong Investment Ltd.	306,000	353,400
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	187,909	217,736
Huaneng Power International, Inc. (Class H Stock)*	402,000	454,643
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,799,000	2,402,241
Inner Mongolia Yitai Coal Co. Ltd. (Class B Stock)	201,784	258,284
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	189,346
Jiangxi Copper Co. Ltd. (Class H Stock)	129,000	204,248
Kunlun Energy Co. Ltd.	374,000	616,562
Lenovo Group Ltd.	486,000	663,942
Li Ning Co. Ltd.*	247,750	198,273
Mindray Medical International Ltd., ADR	16,000	504,000

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
NetEase, Inc., ADR	7,500	$587,700
New Oriental Education & Technology Group, Inc., ADR	16,800	446,376
Nine Dragons Paper Holdings Ltd.	289,000	196,796
NVC Lighting Holdings Ltd.	1,254,000	281,473
PetroChina Co. Ltd. (Class H Stock)	1,796,000	2,259,326
PICC Property & Casualty Co. Ltd. (Class H Stock)	316,000	478,787
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	108,500	840,010
Real Gold Mining Ltd.*	209,000	—
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	120,000	117,437
Shanghai Electric Group Co. Ltd. (Class H Stock)	1,012,000	408,044
Shanghai Industrial Holdings Ltd.	85,000	258,961
Sihuan Pharmaceutical Holdings Group Ltd.	758,000	463,588
SINA Corp.*	6,900	343,413
Sino-Ocean Land Holdings Ltd.	445,500	225,893
Sinopharm Group Co. Ltd. (Class H Stock)	245,200	678,795
Soho China Ltd.	132,000	104,035
Sohu.com, Inc.*	5,500	317,295
Tencent Holdings Ltd.	239,500	3,643,525
Tingyi Cayman Islands Holding Corp.	192,000	537,902
Tsingtao Brewery Co. Ltd. (Class H Stock)	30,000	234,601
Want Want China Holdings Ltd.	753,400	1,084,580
Weichai Power Co. Ltd. (Class H Stock)	52,000	200,831
WuXi PharmaTech Cayman, Inc., ADR*	5,000	164,300
Yangzijiang Shipbuilding Holdings Ltd.	330,000	285,892
Yantai Changyu Pioneer Wine Co. Ltd. (Class B Stock)	108,690	240,788
Zhejiang Expressway Co. Ltd. (Class H Stock)	430,000	435,526
Zhongsheng Group Holdings Ltd.	270,000	351,900
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	340,159
ZTE Corp. (Class H Stock)	110,608	218,003

		59,292,900

Colombia — 1.4%
Almacenes Exito SA	58,958	992,316
Banco de Bogota SA(g)	13,800	503,489
BanColombia SA, ADR	20,700	1,196,460
Cementos Argos SA	55,300	348,147
Corporacion Financiera Colombiana SA	15,814	322,934
Ecopetrol SA	578,800	1,051,243
Empresa de Energia de Bogota SA*(g)	635,800	538,440
Grupo Argos SA	47,100	566,956
Grupo Aval Acciones y Valores(g)	660,800	475,142
Grupo de Inversiones Suramericana SA	29,900	635,425
Grupo Nutresa SA	75,282	1,107,477
Grupo Odinsa SA(g)	93,314	407,550
Grupo Odinsa SA-SD*(g)	2,813	12,286
Interconexion Electrica SA ESP*	135,800	663,268
Isagen SA ESP	384,100	634,200

		9,455,333

Croatia — 0.6%
Atlantska Plovidba dd*(g)	2,227	132,479
Ericsson Nikola Tesla(g)	2,615	647,665
Hrvatski Telekom dd(g)	60,545	1,662,839

COMMON STOCKS (continued)	Shares	Value (Note 2)
Croatia (continued)
Koncar-Elektroindustrija dd(g)	1,210	$148,344
Petrokemija dd*(g)	14,297	107,775
Podravka prehrambena industija dd*(g)	14,200	781,615
Zagrebacka Banka dd(g)	55,500	352,574

		3,833,291

Czech Republic — 1.3%
CEZ A/S*	114,550	3,457,015
Komercni Banka A/S	11,500	2,644,805
Pegas Nonwovens SA(g)	31,207	933,386
Telefonica Czech Republic A/S	77,300	1,095,261
Unipetrol A/S*(g)	122,000	790,640

		8,921,107

Egypt — 0.2%
Global Telecom Holding, GDR*	395,300	1,405,726

Estonia — 0.7%
Merko Ehitus A/S(g)	32,608	321,168
Nordecon A/S(g)	60,000	83,801
Olympic Entertainment Group A/S(g)	350,536	940,779
Tallink Group A/S(g)	2,334,200	2,429,128
Tallinna Kaubamaja A/S(g)	88,428	607,844
Tallinna Vesi A/S (Class A Stock)(g)	21,500	388,607

		4,771,327

France
Lafarge Cement WAPCO Nigeria PLC	272,900	185,897

Ghana — 0.4%
CAL Bank Ltd.(g)	1,140,075	291,010
Ecobank Transnational, Inc.	1,910,859	198,063
Ghana Commercial Bank Ltd.(g)	1,190,800	1,938,179
Standard Chartered Bank Ghana Ltd.(g)	78,000	423,964

		2,851,216

Greece — 1.4%
Aegean Marine Petroleum Network, Inc.	14,800	149,332
Alpha Bank A.E.*	714,300	664,201
Costamare, Inc.(a)	9,200	214,544
Diana Shipping, Inc.*	21,300	231,957
DryShips, Inc.*(a)	121,600	391,552
Ellaktor SA*	85,344	480,859
Folli Follie SA*	8,616	342,969
Frigoglass SA*	12,982	66,100
GEK Terna Holding Real Estate Construction SA*	47,389	239,854
Hellenic Exchanges SA Holding Clearing Settlement and Registry*	28,659	325,361
Hellenic Petroleum SA	27,540	217,847
Hellenic Telecommunications Organization SA*	65,500	967,414
Intralot SA-Integrated Lottery Systems & Services*	40,700	112,502
Jumbo SA*	35,963	588,968
Marfin Investment Group Holdings SA*	145,802	96,717
Metka SA	12,200	215,374
Motor Oil Hellas Corinth Refineries SA	22,778	241,410
Mytilineos Holdings SA*	45,865	382,784
National Bank of Greece SA*	115,800	421,139
OPAP SA	72,300	1,285,443
Piraeus Bank SA*	287,900	637,647

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Greece (continued)
Public Power Corp. SA	35,195	$543,697
Titan Cement Co. SA	18,561	601,841

		9,419,512

Hong Kong — 0.2%
Chaoda Modern Agriculture Holdings Ltd.*	821,520	78,044
China High Speed Transmission Equipment Group Co. Ltd.*	619,000	412,645
Kingboard Chemical Holdings Ltd.	165,000	340,184
Ports Design Ltd.	432,500	195,313
Shimao Property Holdings Ltd.*	89,000	163,508
Sino Biopharmaceutical Ltd.	532,000	431,402

		1,621,096

Hungary — 1.3%
Magyar Telekom Telecommunications PLC*	747,590	1,133,608
MOL Hungarian Oil & Gas PLC	39,280	2,100,243
OTP Bank PLC	167,450	3,217,234
Richter Gedeon Nyrt	147,000	2,819,506

		9,270,591

India — 6.9%
ACC Ltd.	6,400	156,393
Adani Enterprises Ltd.	25,200	191,052
Adani Power Ltd.*	366,900	381,760
Ambuja Cements Ltd.	111,900	410,556
Apollo Hospitals Enterprise Ltd.	17,200	284,615
Asian Paints Ltd.	40,000	394,949
Axis Bank Ltd.	34,600	1,104,458
Bajaj Auto Ltd.	11,100	427,700
Bharat Heavy Electricals Ltd.	56,100	233,585
Bharti Airtel Ltd.*	227,780	1,276,106
Bosch Ltd.	2,600	586,056
Cairn India Ltd.	63,680	386,479
Canara Bank	30,000	230,816
Cipla Ltd.	37,410	272,829
Coal India Ltd.	104,550	669,527
Colgate-Palmolive India Ltd.	8,400	210,693
Crompton Greaves Ltd.	59,700	199,253
DLF Ltd.	54,830	196,236
Dr. Reddy’s Laboratories Ltd.	11,300	492,072
Essar Oil Ltd.*	157,350	286,602
GAIL India Ltd.	71,300	548,750
Glenmark Pharmaceuticals Ltd.	20,690	196,266
Godrej Consumer Products Ltd.	11,200	153,542
HCL Technologies Ltd.	26,200	653,771
HDFC Bank Ltd.	110,700	1,513,343
Hero MotorCorp Ltd.	10,700	468,923
Hindalco Industries Ltd.	199,300	543,912
Hindustan Unilever Ltd.	65,500	675,771
Housing Development Finance Corp.*	138,300	2,283,334
ICICI Bank Ltd., ADR*	32,180	1,605,782
Idea Cellular Ltd.	185,260	408,139
IDFC Ltd.	170,670	383,477
IFCI Ltd.	352,400	246,819
Indian Oil Corp. Ltd.*	97,500	558,375
Infosys Ltd., ADR	49,030	2,636,343
ITC Ltd.	221,540	1,197,678
Jaiprakash Associates Ltd.	202,105	259,977
Jindal Steel & Power Ltd.	79,160	425,137

COMMON STOCKS (continued)	Shares	Value (Note 2)
India (continued)
JSW Energy Ltd.	299,700	$420,681
Kotak Mahindra Bank Ltd.	42,258	620,975
Larsen & Toubro Ltd., GDR, RegS	26,293	744,749
LIC Housing Finance Ltd.	35,100	191,164
Lupin Ltd.	20,599	358,935
Mahindra & Mahindra Ltd., GDR	39,160	754,222
Maruti Suzuki India Ltd.	9,690	393,350
Mundra Port & Special Economic Zone Ltd.	131,800	534,124
Nestle India Ltd.	4,700	385,233
NHPC Ltd.	846,600	371,151
NTPC Ltd.	366,500	952,458
Oil & Natural Gas Corp. Ltd.	207,820	1,467,858
Oil India Ltd.	28,200	275,530
Oracle Financial Services Software Ltd.*	7,600	395,745
Power Grid Corp. of India Ltd.	348,290	806,963
Ranbaxy Laboratories Ltd., GDR, RegS*	33,030	283,397
Reliance Capital Ltd.*	48,100	525,199
Reliance Communications Ltd.	157,500	383,178
Reliance Industries Ltd., GDR, 144A	92,600	3,115,990
Reliance Infrastructure Ltd.	49,750	640,783
Reliance Power Ltd.*	148,647	268,041
Rural Electrification Corp. Ltd.	45,700	273,327
Sesa Sterlite Ltd.	166,972	814,206
Siemens Ltd.	18,100	287,808
State Bank of India, GDR, RegS	9,838	877,550
Steel Authority of India Ltd.	221,400	350,726
Sun Pharmaceutical Industries Ltd.	81,300	930,380
Suzlon Energy Ltd.*	890,100	419,594
Tata Communications Ltd.	48,000	313,659
Tata Consultancy Services Ltd.	45,460	1,834,117
Tata Motors Ltd., ADR	18,790	733,937
Tata Power Co. Ltd.	310,422	556,963
Tata Steel Ltd.	44,690	393,389
Tech Mahindra Ltd.	5,452	195,093
Titan Co. Ltd.	45,100	265,058
Ultra Tech Cement Ltd.	12,300	530,065
Unitech Ltd.*	673,490	378,374
Wipro Ltd.	108,570	987,351
Yes Bank Ltd.	48,000	432,018
Zee Entertainment Enterprises Ltd.	75,800	369,947

		47,984,364

Indonesia — 2.6%
Adaro Energy Tbk PT	6,554,100	650,841
AKR Corporindo Tbk PT	1,184,900	432,501
Astra Agro Lestari Tbk PT	44,000	104,668
Astra International Tbk PT	2,103,600	1,291,540
Bank Central Asia Tbk PT	1,559,500	1,448,194
Bank Danamon Indonesia Tbk PT	558,500	195,251
Bank Mandiri Persero Tbk PT	959,000	785,456
Bank Negara Indonesia Persero Tbk PT	1,173,000	471,686
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,379,700	96,076
Bank Rakyat Indonesia Persero Tbk PT	1,087,500	947,551
Bank Tabungan Negara Persero Tbk PT	1,200,100	105,350
Berlian Laju Tanker Tbk PT*	6,511,500	—
Borneo Lumbung Energi & Metal Tbk PT*(g)	5,543,500	45,358
Bumi Resources Tbk PT*	7,746,000	111,535
Bumi Serpong Damai PT	1,852,000	232,196
Charoen Pokphand Indonesia Tbk PT	1,426,500	454,981

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Indonesia (continued)
Energi Mega Persada Tbk PT*	23,809,500	$188,965
Gudang Garam Tbk PT	119,500	539,428
Indo Tambangraya Megah Tbk PT	145,000	330,281
Indocement Tunggal Prakarsa Tbk PT	331,500	630,421
Indofood Sukses Makmur Tbk PT	771,000	436,146
Indosat Tbk PT	466,000	144,868
Jasa Marga Persero Tbk PT	731,000	368,716
Kalbe Farma Tbk PT	4,300,500	602,016
Lippo Karawaci Tbk PT	4,767,000	386,206
Perusahaan Gas Negara Persero Tbk PT	2,693,500	1,265,906
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,026,200	200,585
Semen Indonesia Persero Tbk PT	701,000	893,544
Tambang Batubara Bukit Asam Persero Tbk PT	232,500	210,604
Telekomunikasi Indonesia Persero Tbk PT	7,205,300	1,498,721
Unilever Indonesia Tbk PT	196,500	485,468
United Tractors Tbk PT	757,500	1,478,127
Vale Indonesia Tbk PT	1,106,500	332,058
Xl Axiata Tbk PT	775,800	333,748

		17,698,992

Jordan — 0.6%
Al Eqbal Co. for Investment PLC(g)	11,500	210,831
Arab Bank PLC(g)	169,120	2,027,532
Arab Potash Co.(g)	23,463	853,681
Cairo Amman Bank(g)	40,698	161,880
Capital Bank of Jordan(g)	232,807	538,483
Jordan Telecommunications Co. PSC(g)	69,600	301,137
Jordanian Electric Power Co.*(g)	95,667	379,106

		4,472,650

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC, GDR, RegS(g)	188,191	2,036,227
Kazkommertsbank JSC, GDR, RegS*(g)	274,500	576,175
KazMunaiGas Exploration Production JSC, GDR, RegS	99,000	1,581,030

		4,193,432

Kenya — 0.8%
ARM Cement Ltd.	451,200	411,820
Bamburi Cement Co. Ltd.	39,100	77,620
Barclays Bank of Kenya Ltd.	1,106,400	210,803
Co-operative Bank of Kenya Ltd.	1,318,116	290,241
East African Breweries Ltd.	276,200	891,781
Equity Bank Ltd.	1,204,200	632,309
Kenya Airways Ltd.*(g)	628,600	74,227
Kenya Commercial Bank Ltd.	1,006,740	585,781
Kenya Electricity Generating Co. Ltd.(g)	1,664,200	206,008
Kenya Power & Lighting Co. Ltd.	1,162,905	176,459
Mumias Sugar Co. Ltd.*	1,339,200	44,309
Safaricom Ltd.	10,108,500	1,435,834
Standard Chartered Bank Kenya Ltd.(g)	90,598	319,393

		5,356,585

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	173,250	486,199
Al Ahli Bank of Kuwait KSC(g)	175,382	264,786
Al-Qurain Petrochemicals Co.	600,000	528,597
Aviation Lease & Finance Co. KSCC	230,000	208,348

COMMON STOCKS (continued)	Shares	Value (Note 2)
Kuwait (continued)
Boubyan Petrochemicals Co.	167,500	$446,270
Burgan Bank SAK	187,907	340,435
Commercial Bank of Kuwait SAK(g)	233,100	563,083
Gulf Bank KSC*	368,813	439,117
Gulf Cable & Electrical Industries Co.	67,500	182,238
Kuwait Cement Co.(g)	169,050	243,216
Kuwait Finance House	481,724	1,317,681
Kuwait Foods Americana	87,500	864,121
Kuwait International Bank	170,317	178,485
Kuwait Portland Cement Co.(g)	66,000	318,863
Kuwait Projects Co. Holding KSC	158,204	393,601
Mabanee Co. SAKC	87,589	323,597
Mena Holding Group*	19,000	—
Mobile Telecommunications Co. KSC	666,500	1,467,957
National Bank of Kuwait	431,633	1,471,999
National Industries Group Holding*	464,625	366,418
Sultan Center Food Products Co.*(g)	430,000	147,996

		10,553,007

Latvia — 0.1%
Grindeks A/S*(g)	52,160	491,388
Latvian Shipping Co.*(g)	332,621	220,897
Ventspils Nafta*(g)	78,610	128,092

		840,377

Lebanon — 0.5%
Bank Audi Sal(g)	72,521	464,134
Byblos Bank sal(g)	118,400	189,440
Solidere, GDR, RegS*(g)	210,465	2,841,277

		3,494,851

Lithuania — 0.2%
Apranga PVA(g)	78,286	280,963
Klaipedos Nafta PVA	513,391	203,866
Pieno Zvaigzdes(g)	111,220	292,404
Rokiskio Suris(g)	145,010	327,628
Siauliu Bankas*(g)	520,184	203,002

		1,307,863

Malaysia — 2.9%
AirAsia Bhd	263,500	188,831
Alliance Financial Group Bhd	116,300	171,009
AMMB Holdings Bhd	160,300	355,516
Axiata Group Bhd	362,225	786,269
Batu Kawan Bhd(g)	113,700	701,109
Berjaya Corp. Bhd	807,700	132,059
Berjaya Sports Toto Bhd	142,371	172,120
Boustead Holdings Bhd	131,760	212,145
British American Tobacco Malaysia Bhd	13,000	265,369
Bumi Armada Bhd	132,100	139,898
CIMB Group Holdings Bhd	244,700	558,034
Dialog Group Bhd	345,100	407,444
DiGi.Com Bhd	344,600	614,904
Felda Global Ventures Holdings Bhd	303,600	393,419
Gamuda Bhd	257,200	377,577
Genting Bhd	247,500	770,038
Genting Malaysia Bhd	345,400	451,834
Hong Leong Bank Bhd	54,000	232,159
Hong Leong Financial Group Bhd	43,900	220,690
IHH Healthcare Bhd	252,600	344,746
IJM Corp. Bhd	156,640	326,841

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Malaysia (continued)
IOI Corp. Bhd	246,946	$403,948
IOI Properties Group Bhd*	123,472	96,952
Kian Joo Can Factory Bhd(g)	294,600	292,673
Kuala Lumpur Kepong Bhd	72,800	548,664
Kulim Malaysia Bhd*	328,900	351,332
Lafarge Malaysia Bhd	80,600	247,247
Magnum Bhd	177,450	168,553
Malayan Banking Bhd	274,850	841,616
Malaysia Airports Holdings Bhd	84,400	209,751
Malaysia Marine & Heavy Engineering Holdings Bhd	205,700	238,332
Malaysian Resources Corp. Bhd	273,300	145,602
Maxis Bhd	178,700	375,692
MMC Corp. Bhd	347,200	274,646
Parkson Holdings Bhd*	178,600	143,552
Petronas Chemicals Group Bhd	430,200	907,176
Petronas Dagangan Bhd	74,600	558,945
Petronas Gas Bhd	59,200	451,936
PPB Group Bhd	58,500	275,823
Public Bank Bhd	124,437	758,827
RHB Capital Bhd	131,100	349,180
Sapurakencana Petroleum Bhd*	629,605	858,797
Sime Darby Bhd	550,600	1,658,785
Tan Chong Motor Holdings Bhd	144,700	228,924
Telekom Malaysia Bhd	269,800	533,550
Tenaga Nasional Bhd	202,300	768,541
UEM Sunrise Bhd	189,900	120,112
UMW Holdings Bhd	47,000	159,918
WCT Holdings Bhd	204,715	139,153
YTL Corp. Bhd	668,441	337,473

		20,267,711

Mauritius — 0.7%
CIM Financial Services Ltd.	202,500	58,738
Lux Island Resorts Ltd.	76,628	112,912
MCB Group Ltd.*(g)	360,300	2,565,050
New Mauritius Hotels Ltd.(g)	289,017	842,169
Rogers & Co. Ltd.	7,500	50,166
State Bank of Mauritius Ltd.(g)	25,450,000	885,322

		4,514,357

Mexico — 6.0%
Alfa SAB de CV (Class A Stock)	896,700	2,481,330
America Movil SAB de CV (Class L Stock)	2,018,690	2,097,502
America Movil SAB de CV (Class L Stock), ADR	239,300	4,965,475
Arca Continental SAB de CV	136,899	926,905
Bolsa Mexicana de Valores SAB de CV	318,800	675,516
Cemex SAB de CV*	1,625,541	2,151,350
Cemex SAB de CV, ADR*(a)	125,784	1,664,122
Coca-Cola Femsa SAB de CV (Class L Stock)	58,300	662,338
Compartamos SAB de CV(a)	539,600	1,042,307
Empresas ICA SAB de CV*	265,500	517,350
Fomento Economico Mexicano SAB de CV	173,600	1,626,609
Fomento Economico Mexicano SAB de CV, ADR	7,800	730,470
Genomma Lab Internacional SAB de CV (Class B Stock)*(a)	122,600	332,169

COMMON STOCKS (continued)	Shares	Value (Note 2)
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)*	151,106	$1,023,330
Grupo Bimbo SAB de CV (Class A Stock)	340,400	995,211
Grupo Carso SAB de CV (Class A Stock)(a)	248,100	1,288,930
Grupo Elektra SAB de CV	5,714	152,664
Grupo Financiero Banorte SAB de CV (Class O Stock)	533,100	3,812,465
Grupo Financiero Inbursa SAB de CV (Class O Stock)	1,127,500	3,360,730
Grupo Mexico SAB de CV (Class B Stock)	563,093	1,878,930
Grupo Televisa SAB	154,900	1,062,635
Grupo Televisa SAB, ADR	29,800	1,022,438
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*(g)	414,000	1,212,626
Industrias CH SAB de CV (Class B Stock)*	52,900	299,699
Industrias Penoles SAB de CV	28,600	716,042
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	343,000	962,626
Mexichem SAB de CV	215,779	893,819
Minera Frisco SAB de CV (Class A1 Stock)*(a)	171,500	337,223
TV Azteca SAB de CV	444,600	250,170
Wal-Mart de Mexico SAB de CV (Class V Stock)	728,500	1,952,999

		41,095,980

Monaco — 0.1%
GasLog Ltd.	18,800	599,532

Morocco — 0.6%
Alliances Developpement Immobilier SA(g)	3,456	204,584
Attijariwafa Bank	19,149	711,222
Banque Centrale Populaire(g)	16,150	370,190
Banque Marocaine du Commerce Exterieur*	12,978	323,143
Douja Promotion Groupe Addoha SA	52,400	364,555
Holcim Maroc SA(g)	1,165	246,992
Lafarge Ciments(g)	4,038	691,482
Managem(g)	606	92,457
Maroc Telecom SA	90,228	1,045,820
Wafa Assurance(g)	500	202,002

		4,252,447

Netherlands — 0.1%
New World Resources PLC (Class A Stock)*	220,900	103,596
VimpelCom Ltd., ADR	45,920	385,728

		489,324

Nigeria — 0.7%
Access Bank PLC	3,083,341	180,705
Afriland Properties PLC*	348,765	—
Dangote Cement PLC	251,609	370,581
FBN Holdings PLC	4,703,446	450,939
FCMB Group PLC	4,570,883	117,813
Flour Mills of Nigeria PLC	318,992	152,693
Guaranty Trust Bank PLC	3,014,134	536,288
Guinness Nigeria PLC	189,500	232,587
Intercontinental Wapic Insurance PLC*	657,961	3,230
Nestle Nigeria PLC	45,604	321,845
Nigerian Breweries PLC	510,033	538,328
Oando PLC	4,436,011	796,277
Stanbic IBTC Holdings Co. PLC	947,767	151,327

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Nigeria (continued)
UAC of Nigeria PLC	761,932	$289,853
United Bank for Africa PLC	4,180,353	197,788
Zenith Bank PLC	3,914,326	601,742

		4,941,996

Oman — 0.6%
Al Anwar Ceramic Tile Co. SAOG(g)	166,152	252,033
Bank Dhofar SAOG(g)	299,932	297,595
Bank Nizwa SAOG*	474,700	103,571
Bank Sohar SAOG	320,862	221,686
BankMuscat SAOG	555,771	981,330
Galfar Engineering & Contracting SAOG	184,780	120,947
HSBC Bank Oman SAOG	465,528	195,887
National Bank of Oman SAOG	380,050	347,474
Oman Cement Co. SAOG(g)	118,884	242,091
Oman Flour Mills Co. SAOG(g)	180,500	300,052
Oman Telecommunications Co. SAOG	134,837	570,868
Raysut Cement Co. SAOG	51,338	274,692
Renaissance Services SAOG	107,985	176,115
Shell Oman Marketing Co. SAOG	33,500	174,026

		4,258,367

Pakistan — 0.7%
D.G. Khan Cement Co. Ltd.	159,200	141,913
Engro Corp. Ltd.*	100,998	182,712
Engro Fertilizers Ltd.*	10,100	5,850
Fatima Fertilizer Co. Ltd.	337,358	99,148
Fauji Fertilizer Co. Ltd.	246,487	280,397
Hub Power Co.	764,455	455,071
Lucky Cement Ltd.	107,400	446,822
MCB Bank Ltd.(g)	445,547	1,360,686
Millat Tractors Ltd.(g)	46,290	234,151
National Bank of Pakistan	193,104	121,782
Nishat Mills Ltd.	117,175	132,903
Oil & Gas Development Co. Ltd.	231,700	613,515
Pakistan Oilfields Ltd.	33,000	192,018
Pakistan Petroleum Ltd.	152,389	346,016
Pakistan State Oil Co. Ltd.	64,385	253,724
Pakistan Telecommunication Co. Ltd.	554,800	143,205

		5,009,913

Panama — 0.3%
Copa Holdings SA (Class A Stock)	12,600	1,796,382

Peru — 1.2%
Alicorp SA(g)	487,500	1,431,928
Casa Grande SAA	24,600	68,389
Cia de Minas Buenaventura SA, ADR	48,200	569,242
Cia Minera Milpo SAA	401,070	343,958
Credicorp Ltd.	18,050	2,806,233
Edegel SAA(g)	381,830	364,297
Ferreycorp SAA	896,207	608,466
Grana y Montero SAA	253,656	906,400
Intercorp Financial Services, Inc.	7,800	255,294
Luz del Sur SAA	59,800	196,591
Minsur SA	224,995	140,697
Volcan Cia Minera SAA (Class B Stock)	1,173,590	461,300

		8,152,795

Philippines — 1.4%
Aboitiz Equity Ventures, Inc.	294,200	377,433

COMMON STOCKS (continued)	Shares	Value (Note 2)
Philippines (continued)
Aboitiz Power Corp.	269,800	$226,727
Alliance Global Group, Inc.	667,700	444,883
Atlas Consolidated Mining & Development	617,100	198,360
Ayala Corp.	22,740	337,236
Ayala Land, Inc.	800,600	559,728
Bank of the Philippine Islands	191,070	398,372
BDO Unibank, Inc.	190,126	407,098
DMCI Holdings, Inc.	215,000	365,195
Energy Development Corp.	1,239,600	179,242
Filinvest Land, Inc.	5,204,000	194,343
Globe Telecom, Inc.	5,300	194,335
International Container Terminal Services, Inc.	126,900	322,653
JG Summit Holdings, Inc.	446,600	523,942
Jollibee Foods Corp.	63,800	257,281
Lopez Holdings Corp.	1,153,900	141,396
Manila Electric Co.	29,600	173,459
Manila Water Co., Inc.	208,500	121,898
Metro Pacific Investments Corp.	1,946,600	223,664
Metropolitan Bank & Trust Co.	129,895	260,058
Philex Mining Corp.	951,100	256,309
Philippine Long Distance Telephone Co.	10,400	707,680
Robinsons Land Corp.	229,700	124,212
San Miguel Corp.	234,400	445,709
Security Bank Corp.	66,120	186,802
Semirara Mining Corp.	55,600	467,128
SM Investments Corp.	55,662	1,040,493
SM Prime Holdings, Inc.	720,350	261,819
Top Frontier Investment Holdings, Inc.*	23,440	64,440
Universal Robina Corp.	154,500	546,067

		10,007,962

Poland — 2.9%
Agora SA*(g)	43,400	128,292
AmRest Holdings SE*(g)	8,833	255,953
Asseco Poland SA	48,738	660,218
Bank Handlowy w Warszawie SA	6,200	244,382
Bank Millennium SA	127,100	325,290
Bank Pekao SA	25,500	1,460,582
Boryszew SA*	84,600	149,675
Budimex SA	5,800	229,181
CCC SA	9,200	343,939
Cyfrowy Polsat SA	70,733	520,758
Enea SA	60,900	316,773
Eurocash SA	33,107	438,840
Getin Noble Bank SA*	453,927	469,529
Global City Holdings NV*	12,500	133,360
Globe Trade Centre SA*	102,300	265,139
Grupa Lotos SA*	17,944	218,689
ING Bank Slaski SA	11,500	502,124
Jastrzebska Spolka Weglowa SA	9,300	143,946
KGHM Polska Miedz SA*	25,300	1,037,253
Kopex SA(g)	47,764	173,709
LPP SA	400	1,106,391
Lubelski Wegiel Bogdanka SA	7,530	295,629
mBank	3,450	574,075
Netia SA	343,306	586,703
Orange Polska SA	225,800	721,216
Orbis SA(g)	31,900	448,526
PGE SA	240,167	1,711,008

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Poland (continued)
Polimex- Mostostal SA*	1,465,600	$43,434
Polski Koncern Naftowy Orlen SA	73,000	985,041
Polskie Gornictwo Naftowe I Gazownictwo SA	366,300	632,812
Powszechna Kasa Oszczednosci Bank Polski SA	156,200	1,939,320
Powszechny Zaklad Ubezpieczen SA	10,241	1,496,297
Synthos SA	146,900	214,331
Tauron Polska Energia SA*	355,100	604,598
TVN SA*	65,698	335,315

		19,712,328

Qatar — 1.3%
Aamal Co.*	75,560	314,020
Al Meera Consumer Goods Co.	1,497	69,574
Barwa Real Estate Co.	39,700	387,350
Doha Bank QSC	12,950	192,816
Gulf International Services OSC	19,413	490,296
Industries Qatar QSC	31,530	1,463,135
Masraf Al Rayan	85,000	1,062,817
Omani Qatari Telecommunications Co. SAOG(g)	350,700	519,218
Ooredoo QSC	17,003	555,480
Qatar Electricity & Water Co.	7,590	360,466
Qatar Gas Transport Co. Nakilat	103,200	572,609
Qatar International Islamic Bank	20,100	403,205
Qatar Islamic Bank	17,900	403,667
Qatar National Bank SAQ	24,459	1,097,541
Qatar National Cement Co.	8,847	328,063
Qatar Navigation	9,200	219,579
Qatari Investors Group	18,700	256,312
Vodafone Qatar	131,100	565,366

		9,261,514

Romania — 0.8%
Antibiotice(g)	811,918	144,528
Banca Transilvania*(g)	3,493,328	1,952,799
BRD-Groupe Societe Generale*(g)	453,870	1,336,621
OMV Petrom SA(g)	10,313,400	1,552,437
Transelectrica SA(g)	46,500	326,739

		5,313,124

Russia — 5.8%
Aeroflot — Russian Airlines OJSC*	80,200	133,224
AvtoVAZ OAO*(g)	893,600	255,100
CTC Media, Inc.	22,800	251,028
Federal Grid Co. Unified Energy System JSC*	105,161,400	182,472
Gazprom Neft OAO, ADR	15,900	351,072
Gazprom OAO, ADR*	762,240	6,642,922
Inter RAO JSC*	857,704,758	240,637
LSR Group OJSC, GDR, RegS	100,800	393,422
LUKOIL OAO, ADR	67,200	4,012,512
Magnit OJSC	15,100	3,936,666
Mail.Ru Group Ltd., GDR, RegS*	31,600	1,113,900
Mechel, ADR*(a)	44,600	97,674
MMC Norilsk Nickel OJSC, ADR	78,737	1,559,780
Mobile Telesystems OJSC	261,917	2,331,006
Mosenergo OAO	4,030,000	92,599
NovaTek OAO	117,000	1,448,218

COMMON STOCKS (continued)	Shares	Value (Note 2)
Russia (continued)
Novolipetsk Steel OJSC, GDR, RegS	13,000	$182,650
OJSC OTC Pharmstandard*	9,987	22,092
Pharmstandard OJSC, GDR, RegS*	9,987	91,880
PIK Group, GDR, RegS*(g)	269,400	646,560
Polymetal International PLC	35,400	351,004
Rosneft OAO, GDR, RegS*	148,400	1,085,546
Rostelecom OJSC*	258,903	658,849
RusHydro JSC*	38,052,964	750,916
RusHydro JSC, ADR*	403,900	773,469
Russian Grids OAO*	7,276,600	117,920
Sberbank of Russia	99,746	248,358
Sberbank of Russia, ADR	437,700	4,433,901
Severstal OAO, GDR, RegS	43,500	353,437
Sistema JSFC*	1,013,950	1,360,872
Surgutneftegas OAO, ADR*	141,300	1,092,249
Tatneft OAO, ADR*	31,133	1,208,583
United Co. RUSAL PLC*	780,000	353,692
Uralkali OJSC, GDR, RegS	36,000	829,800
VTB Bank OJSC, GDR, RegS	398,700	972,828
X5 Retail Group NV, GDR, RegS*	32,100	693,039
Yandex NV (Class A Stock)*	30,600	1,090,584

		40,360,461

Slovenia — 0.8%
Gorenje dd*(g)	15,400	113,871
Krka dd Novo mesto(g)	21,190	2,031,083
Luka Koper dd(g)	11,450	375,496
Mercator Poslovni Sistem dd*(g)	3,265	371,074
Petrol dd Ljubljana(g)	1,443	553,252
Pozavarovalnica Sava dd*(g)	33,381	611,810
Sava dd*	238	215
Telekom Slovenije dd(g)	4,430	903,834
Zavarovalnica Triglav dd(g)	16,768	546,309

		5,506,944

South Africa — 6.4%
Aeci Ltd.	27,200	320,680
African Bank Investments Ltd.	218,960	139,797
African Rainbow Minerals Ltd.	17,200	302,938
Anglo American Platinum Ltd.*	9,800	425,911
AngloGold Ashanti Ltd., ADR*	48,400	832,964
Aspen Pharmacare Holdings Ltd.	30,190	848,884
Aveng Ltd.*	108,800	236,705
Barclays Africa Group Ltd.	35,800	543,650
Barloworld Ltd.	68,800	654,998
Bidvest Group Ltd.	69,392	1,844,195
Capital Property Fund*	174,214	175,279
DataTec Ltd.	112,800	570,629
Discovery Ltd.	60,900	556,419
Exxaro Resources Ltd.	24,500	319,477
FirstRand Ltd.	228,100	873,832
Foschini Group Ltd.( The)	34,500	361,931
Gold Fields Ltd.	94,234	348,476
Grindrod Ltd.	100,900	252,209
Growthpoint Properties Ltd.	181,900	422,566
Harmony Gold Mining Co. Ltd.*	55,300	165,203
Impala Platinum Holdings Ltd.	84,328	849,962
Imperial Holdings Ltd.	26,300	494,537
Investec Ltd.	32,100	294,429
Kumba Iron Ore Ltd.	12,700	406,327

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Africa (continued)
Liberty Holdings Ltd.	28,300	$346,015
Life Healthcare Group Holdings Ltd.	101,000	394,061
Massmart Holdings Ltd.	17,066	211,925
MMI Holdings Ltd.	137,441	339,238
Mr. Price Group Ltd.	34,900	593,382
MTN Group Ltd.	350,400	7,380,759
Murray & Roberts Holdings Ltd.*	146,300	334,362
Nampak Ltd.	75,700	261,808
Naspers Ltd. (Class N Stock)	38,000	4,474,231
Nedbank Group Ltd.	14,785	318,706
Netcare Ltd.	204,100	550,687
Pick’n Pay Stores Ltd.	59,148	323,907
PPC Ltd.	91,907	270,781
Rand Merchant Insurance Holdings Ltd.	83,803	258,499
Redefine Properties Ltd., UTS	463,800	418,340
Remgro Ltd.	48,200	1,042,609
Reunert Ltd.	87,500	534,365
RMB Holdings Ltd.	114,300	565,415
Sanlam Ltd.	218,500	1,268,633
Sappi Ltd.*	76,920	277,772
Sasol Ltd.	65,600	3,896,896
Shoprite Holdings Ltd.	48,600	704,184
Sibanye Gold Ltd.	195,534	531,020
SPAR Group Ltd. (The)	25,400	297,167
Standard Bank Group Ltd.	122,900	1,675,965
Steinhoff International Holdings Ltd.	182,400	1,016,866
Telkom SA SOC Ltd.*	105,400	452,803
Tiger Brands Ltd.	25,300	729,653
Truworths International Ltd.	52,100	367,546
Vodacom Group Ltd.	90,100	1,113,632
Wilson Bayly Holmes-Ovcon Ltd.	32,200	384,595
Woolworths Holdings Ltd.	82,800	608,641

		44,186,461

South Korea — 6.6%
Amorepacific Corp.	260	391,619
BS Financial Group, Inc.	16,552	243,812
Celltrion, Inc.*	5,331	245,084
Cheil Industries, Inc.(g)	7,090	491,770
CJ CheilJedang Corp.	800	272,313
Coway Co. Ltd.	4,410	369,110
Daewoo International Corp.	6,180	223,418
Daewoo Securities Co. Ltd.*	21,310	183,612
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	8,770	222,721
Dongbu Insurance Co. Ltd.	4,990	256,385
Doosan Heavy Industries & Construction Co. Ltd.	4,590	158,985
E-Mart Co. Ltd.	1,337	306,627
GS Engineering & Construction Corp.*	7,275	242,141
GS Holdings	6,010	267,967
Hana Financial Group, Inc.	15,713	582,296
Hanjin Kal Corp.*	2,004	47,817
Hanjin Shipping Co. Ltd.*	25,000	147,262
Hankook Tire Co. Ltd.	5,972	356,296
Hanwha Chemical Corp.	9,950	180,585
Hanwha Corp.	13,910	355,225
Hyosung Corp.	2,950	197,153
Hyundai Department Store Co. Ltd.	1,450	199,187

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Korea (continued)
Hyundai Engineering & Construction Co. Ltd.	5,860	$333,742
Hyundai Glovis Co. Ltd.	1,980	527,418
Hyundai Heavy Industries Co. Ltd.	2,600	454,907
Hyundai Marine & Fire Insurance Co. Ltd.	7,720	220,162
Hyundai Merchant Marine Co. Ltd.*	17,670	159,970
Hyundai Mobis	3,780	1,061,587
Hyundai Motor Co.	7,130	1,616,519
Hyundai Steel Co.	6,770	497,687
Hyundai Wia Corp.	2,500	484,411
Industrial Bank of Korea	20,800	277,475
Kangwon Land, Inc.	7,140	209,654
KB Financial Group, Inc.	32,598	1,132,842
Kia Motors Corp.	15,330	857,643
KJB Financial Group Co. Ltd.*	2,665	29,368
KNB Financial Group Co. Ltd.*	4,073	51,728
Korea Electric Power Corp.	33,400	1,229,575
Korea Investment Holdings Co. Ltd.	7,090	281,592
Korea Zinc Co. Ltd.	1,740	682,274
Korean Air Lines Co. Ltd.*	4,147	136,886
KT Corp.	17,490	527,898
KT&G Corp.	8,560	757,185
LG Chem Ltd.	4,418	1,292,034
LG Corp.	7,260	448,454
LG Display Co. Ltd.*	13,730	432,230
LG Electronics, Inc.	6,220	456,823
LG Household & Health Care Ltd.	710	319,610
LG Uplus Corp.	17,050	155,291
Lotte Chemical Corp.	1,330	242,501
Lotte Shopping Co. Ltd.	910	277,433
LS Corp.	2,520	185,076
Macquarie Korea Infrastructure Fund	31,539	196,067
NAVER Corp.	1,417	1,167,558
NCSoft Corp.	970	174,955
NHN Entertainment Corp.*	652	50,497
OCI Co. Ltd.*	2,520	428,541
Orion Corp.	170	155,753
POSCO	8,180	2,444,392
Samsung C&T Corp.	9,320	687,472
Samsung Card Co. Ltd.	8,820	376,156
Samsung Electro-Mechanics Co. Ltd.	4,690	270,267
Samsung Electronics Co. Ltd.	5,891	7,693,349
Samsung Engineering Co. Ltd.*	3,400	269,053
Samsung Fine Chemicals Co. Ltd.	4,550	185,085
Samsung Fire & Marine Insurance Co. Ltd.	3,650	928,991
Samsung Heavy Industries Co. Ltd.	8,890	237,825
Samsung Life Insurance Co. Ltd.	9,890	996,964
Samsung SDI Co. Ltd.	1,480	236,941
Samsung Securities Co. Ltd.	9,650	422,350
Samsung Techwin Co. Ltd.	3,179	166,489
Shinhan Financial Group Co. Ltd.	37,797	1,743,813
Shinsegae Co. Ltd.	1,683	363,226
SK C&C Co. Ltd.	1,520	250,085
SK Chemicals Co. Ltd.	4,200	267,746
SK Holdings Co. Ltd.	2,010	362,718
SK Hynix, Inc.*	28,650	1,375,712
SK Innovation Co. Ltd.	5,090	568,506
SK Telecom Co. Ltd.	5,480	1,280,975
S-Oil Corp.	3,740	210,305
Woori Finance Holdings Co. Ltd.*	35,130	418,251
Woori Investment & Securities Co. Ltd.	19,612	169,171

		45,380,573

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan — 6.4%
Acer, Inc.*	424,731	$303,571
Advanced Semiconductor Engineering, Inc.	275,067	356,433
Ambassador Hotel (The)	275,000	262,492
Asia Cement Corp.	384,147	526,533
Asia Optical Co., Inc.*	276,000	335,514
Asustek Computer, Inc.	56,037	626,266
AU Optronics Corp.*	572,441	242,537
Catcher Technology Co. Ltd.	62,780	585,883
Cathay Financial Holding Co. Ltd.	690,041	1,077,815
Chang Hwa Commercial Bank	591,734	366,757
Cheng Shin Rubber Industry Co. Ltd.	191,424	489,812
Chicony Electronics Co. Ltd.	46,401	125,366
China Airlines Ltd.*	853,590	293,086
China Development Financial Holding Corp.	1,050,005	345,353
China Life Insurance Co. Ltd.	296,533	273,612
China Steel Corp.	1,323,612	1,113,327
China Synthetic Rubber Corp.	333,000	333,266
Chroma ATE, Inc.	97,760	273,634
Chunghwa Telecom Co. Ltd.	466,268	1,502,677
Compal Electronics, Inc.	597,822	489,339
CTBC Financial Holding Co. Ltd.	1,042,608	695,067
Delta Electronics, Inc.	102,268	744,833
E Ink Holdings, Inc.*	244,000	163,085
E. Sun Financial Holding Co. Ltd.	686,121	440,133
Eva Airways Corp.*	412,634	198,348
Far Eastern Department Stores Co. Ltd.	342,554	321,751
Far Eastern New Century Corp.	194,673	209,644
Far EasTone Telecommunications Co. Ltd.	193,000	439,646
First Financial Holding Co. Ltd.	668,105	429,571
Formosa Chemicals & Fibre Corp.	352,064	891,584
Formosa Petrochemical Corp.	215,670	561,613
Formosa Plastics Corp.	431,142	1,152,427
Foxconn Technology Co. Ltd.	84,433	204,759
Fubon Financial Holding Co. Ltd.	513,002	741,052
Giant Manufacturing Co. Ltd.	53,661	417,967
Great Wall Enterprise Co. Ltd.	402,608	490,355
Hon Hai Precision Industry Co. Ltd.	657,260	2,203,507
Hotai Motor Co. Ltd.	56,000	715,061
HTC Corp.	64,485	297,999
Hua Nan Financial Holdings Co. Ltd.	582,289	364,686
Innolux Corp.*	581,507	272,673
Kenda Rubber Industrial Co. Ltd.	70,038	150,097
Kerry TJ Logistics Co. Ltd.	140,000	189,845
Largan Precision Co. Ltd.	8,000	638,226
Lite-On Technology Corp.	156,863	261,981
Macronix International*	737,684	181,764
MediaTek, Inc.	102,460	1,733,141
Mega Financial Holding Co. Ltd.	469,563	390,746
Microbio Co. Ltd.*	346,319	380,840
Nan Kang Rubber Tire Co. Ltd.*	323,776	378,616
Nan Ya Plastics Corp.	559,893	1,348,425
Novatek Microelectronics Corp.	29,246	143,839
Pegatron Corp.	123,133	235,337
POU Chen Corp.	404,547	487,395
Powertech Technology, Inc.*	68,528	124,024
President Chain Store Corp.	73,648	590,223

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Qisda Corp.*	866,510	$313,395
Quanta Computer, Inc.	148,319	433,352
Realtek Semiconductor Corp.	91,222	289,332
Ruentex Development Co. Ltd.	159,499	289,178
Ruentex Industries Ltd.	97,461	252,049
Shin Kong Financial Holding Co. Ltd.	886,788	273,591
Siliconware Precision Industries Co.	177,350	291,963
Simplo Technology Co. Ltd.	29,766	184,541
SinoPac Financial Holdings Co. Ltd.	895,241	403,226
Solar Applied Materials Technology Co.	221,773	217,349
Standard Foods Corp.	89,930	249,990
Synnex Technology International Corp.	187,889	316,789
Tainan Spinning Co. Ltd.	634,483	413,339
Taishin Financial Holding Co. Ltd.	840,730	430,834
Taiwan Cement Corp.	281,562	426,520
Taiwan Cooperative Financial Holding Co. Ltd.	618,546	354,249
Taiwan Fertilizer Co. Ltd.	79,000	156,624
Taiwan Glass Industry Corp.*	334,319	282,282
Taiwan Mobile Co. Ltd.	153,200	474,084
Taiwan Semiconductor Manufacturing Co. Ltd.	966,814	4,091,118
Teco Electric & Machinery Co. Ltd.	148,000	170,362
TPK Holding Co. Ltd.	24,325	242,849
Transcend Information, Inc.	57,719	198,368
Tripod Technology Corp.	100,278	193,461
TSRC Corp.	112,980	159,697
TTY Biopharm Co. Ltd.	66,273	203,486
Tung Ho Steel Enterprise Corp.	224,381	194,347
Unimicron Technology Corp.	210,000	203,322
Uni-President Enterprises Corp.	450,589	809,278
United Microelectronics Corp.	899,280	448,076
Wei Chuan Foods Corp.	142,000	214,469
Wintek Corp.*	521,484	178,300
Wistron Corp.	213,005	194,406
WPG Holdings Ltd.	123,613	170,236
Yang Ming Marine Transport Corp.*	564,300	226,746
Yuanta Financial Holding Co. Ltd.	968,213	523,566
Yulon Motor Co. Ltd.*	118,053	192,164
Zinwell Corp.	145,074	164,993

		43,945,464

Thailand — 2.7%
Advanced Info Service PCL	203,400	1,378,771
Airports of Thailand PCL	103,200	631,188
Bangkok Bank PCL	77,800	463,808
Bangkok Dusit Medical Services PCL	552,000	284,036
Bangkok Expressway PCL	140,400	162,218
Banpu PCL	170,000	154,522
BEC World PCL	175,600	263,765
Big C Supercenter PCL	54,000	339,424
Bumrungrad Hospital PCL	60,600	218,462
Central Pattana PCL	194,800	294,106
Charoen Pokphand Foods PCL	802,800	674,050
CP ALL PCL	870,900	1,288,036
Delta Electronics Thailand PCL	256,600	494,146
Dynasty Ceramic PCL	137,700	247,143
Electricity Generating PCL	63,200	269,703
Glow Energy PCL	112,000	287,290
Hana Microelectronics PCL	494,200	510,112

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Thailand (continued)
Home Product Center PCL	565,069	$168,129
Indorama Ventures PCL	204,988	175,271
IRPC PCL	1,569,800	163,486
Italian-Thai Development PCL*	756,363	115,593
Jasmine International PCL	1,011,800	258,756
Kasikornbank PCL	160,300	1,012,553
Kiatnakin Bank PCL	93,500	126,760
Krung Thai Bank PCL	682,675	439,621
Land & Houses PCL	400,000	121,399
Minor International PCL	390,000	351,487
Polyplex Thailand PCL	520,000	177,846
Precious Shipping PCL	223,500	168,030
Pruksa Real Estate PCL	352,400	317,880
PTT Exploration & Production PCL	193,729	999,834
PTT Global Chemical PCL	230,658	479,723
PTT PCL	108,300	1,061,143
Ratchaburi Electricity Generating Holding PCL	114,800	191,893
Robinson Department Store PCL	87,700	154,026
Siam Cement PCL (The)	47,100	661,899
Siam Commercial Bank PCL	225,100	1,168,675
Sino Thai Engineering & Construction PCL	241,114	169,385
Thai Beverage PCL	1,633,000	812,318
Thai Oil PCL	115,400	184,896
Thai Union Frozen Products PCL	116,020	232,362
Thanachart Capital PCL	163,100	177,146
TMB Bank PCL	4,177,900	311,524
Total Access Communication PCL, NVDR	125,600	435,389
True Corp. PCL*	1,380,494	406,215

		19,004,019

Turkey — 3.5%
Akbank TAS	413,866	1,522,144
Akcansa Cimento A/S	45,400	275,614
Anadolu Efes Biracilik Ve Malt Sanayii A/S*	64,500	790,216
Arcelik A/S	75,195	457,744
Aygaz A/S	36,700	156,775
Bagfas Bandirma Gubre Fabrik*	4,600	107,380
BIM Birlesik Magazalar A/S	53,500	1,227,424
Cimsa Cimento Sanayi VE Tica	51,900	335,533
Coca-Cola Icecek A/S	25,900	639,620
Dogan Sirketler Grubu Holding A/S*	491,426	190,126
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	460,000	578,917
Enka Insaat ve Sanayi A/S	254,409	690,625
Eregli Demir ve Celik Fabrikalari TAS	849,523	1,521,429
Ford Otomotiv Sanayi A/S*	15,400	191,942
Gubre Fabrikalari TAS	81,600	172,355
Haci Omer Sabanci Holding A/S	227,888	1,064,449
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	385,743	356,832
KOC Holding A/S	303,164	1,487,988
Koza Altin Isletmeleri A/S	19,000	217,736
Koza Anadolu Metal Madencilik Isletmeleri A/S*	105,000	126,951
Migros Ticaret A/S*	11,500	109,971
Petkim Petrokimya Holding A/S*	94,373	136,728
Sekerbank TAS*	172,917	159,273
TAV Havalimanlari Holding A/S	56,300	447,721
Tekfen Holding A/S*	97,996	235,940

COMMON STOCKS (continued)	Shares	Value (Note 2)
Turkey (continued)
Tofas Turk Otomobil Fabrikasi A/S	30,800	$191,227
Trakya Cam Sanayii A/S	118,547	142,227
Tupras Turkiye Petrol Rafinerileri A/S	46,000	1,073,192
Turk Ekonomi Bankasi A/S*	139,200	136,088
Turk Hava Yollari*	297,626	912,619
Turk Telekomunikasyon A/S	169,400	489,510
Turk Traktor ve Ziraat Makineleri A/S	11,000	358,254
Turkcell Iletisim Hizmet A/S*	285,400	1,786,344
Turkiye Garanti Bankasi A/S	448,000	1,754,452
Turkiye Halk Bankasi A/S	128,500	964,718
Turkiye Is Bankasi (Class C Stock)	384,762	1,040,887
Turkiye Sinai Kalkinma Bankasi A/S	196,021	160,073
Turkiye Sise ve Cam Fabrikalari A/S	376,312	529,893
Turkiye Vakiflar Bankasi Tao (Class D Stock)	200,600	470,920
Ulker Biskuvi Sanayi A/S	20,000	167,625
Yapi ve Kredi Bankasi A/S	125,948	274,665
Yazicilar Holding A/S (Class A Stock)	31,700	280,587

		23,934,714

Ukraine — 0.1%
Astarta Holding NV*	10,900	157,924
Avangardco Investments Public Ltd., GDR, RegS*	17,500	173,250
MHP SA, GDR, RegS	21,300	315,261

		646,435

United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	398,100	765,243
Abu Dhabi National Hotels PJSC(g)	539,686	426,130
Air Arabia PJSC	1,205,600	406,844
Aldar Properties PJSC	488,381	412,525
Amlak Finance PJSC*	67,000	—
Arabtec Holding Co. PJSC*	1,150,719	817,735
DP World Ltd.	81,870	1,612,839
Dubai Financial Market PJSC	451,700	320,945
Emaar Properties PJSC	652,520	1,495,129
First Gulf Bank PJSC	215,150	931,917
National Bank of Abu Dhabi PJSC	256,431	991,429
National Central Cooling Co. PJSC	256,200	100,449
Union National Bank PJSC/Abu Dhabi	278,562	466,444

		8,747,629

United Kingdom — 0.3%
Evraz PLC	93,700	142,380
Ferrexpo PLC	324,000	725,018
Kazakhmys PLC*	215,163	1,119,781

		1,987,179

United States — 0.4%
Navios Maritime Holdings, Inc.	20,800	210,496
Philip Morris CR A/S(g)	800	416,089
Sociedad Minera Cerro Verde SAA*	16,440	379,928
Southern Copper Corp.	56,227	1,707,614
Stealthgas, Inc.*	10,300	114,330

		2,828,457

TOTAL COMMON STOCKS (cost $608,818,775)		642,422,861

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

PREFERRED STOCKS — 3.3%	Shares	Value (Note 2)
Brazil — 2.7%
AES Tiete SA, (PRFC)	53,100	$468,635
Banco Bradesco SA, (PRFC)	177,280	2,575,555
Bradespar SA, (PRFC)	17,000	155,804
Centrais Eletricas Brasileiras SA, (PRFC B)	74,900	352,211
Cia Brasileira de Distribuicao Grupo Pao de Acucar, (PRFC)	10,195	475,259
Cia Energetica de Sao Paulo, (PRFC B)	33,500	420,437
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, (PRFC)	49,900	244,362
Gerdau SA, (PRFC)	89,000	524,051
Itau Unibanco Holding SA, ADR (PRFC)	188,518	2,710,889
Itausa – Investimentos Itau SA, (PRFC)	316,100	1,236,075
Klabin SA, (PRFC)	199,000	197,244
Lojas Americanas SA, (PRFC)	89,709	571,667
Marcopolo SA, (PRFC)	174,800	340,186
Metalurgica Gerdau SA, (PRFC)	28,800	203,079
Oi SA, (PRFC)	175,771	155,923
Petroleo Brasileiro SA, (PRFC)	84,500	661,238
Petroleo Brasileiro SA (PRFC), ADR	193,300	3,023,212
Randon Participacoes SA, (PRFC)	74,125	206,322
Suzano Papel e Celulose SA, (PRFC A)	65,025	244,855
Telefonica Brasil SA, (PRFC)	49,541	1,011,672
Usinas Siderurgicas de Minas Gerais SA, (PRFC A)*	40,200	137,730
Vale SA, (PRFC)	55,300	657,243
Vale SA, ADR (PRFC)	193,900	2,307,410

		18,881,059

Colombia — 0.2%
Avianca Taca Holding SA, (PRFC)	99,000	201,955
Banco Davivienda SA, (PRFC)	13,400	216,398
Grupo Argos SA, (PRFC)	19,929	237,768
Grupo Aval Acciones y Valores, (PRFC)	587,100	422,149

		1,078,270

Croatia — 0.2%
Adris Grupa dd, (PRFC)(g)	28,275	1,415,513

Ghana
Ecobank Transnational, Inc., (PRFC)	130,579	—

Philippines
Ayala Land, Inc., (PRFC)	1,180,500	1,623

Russia — 0.2%
AK Transneft OAO, (PRFC)*	250	548,428
Surgutneftegas OAO, (PRFC)*	1,131,000	932,674

		1,481,102

TOTAL PREFERRED STOCKS (cost $30,597,217)		22,857,567

	Units
RIGHTS*
Chile
Empresas CMPC SA, expiring 07/25/14	19,748	4,285

Malaysia
Public Bank Bhd, expiring 07/18/14	12,444	21,314

RIGHTS* (continued)	Units	Value (Note 2)
Philippines
Security Bank Corp., expiring 07/04/14	66,120	$—

TOTAL RIGHTS (cost $0)		25,599

WARRANTS* — 3.1%
Egypt — 1.6%
Alexandria Mineral Oils Co., expiring 12/08/14(g)	42,100	483,170
Arab Cotton Ginning, expiring 12/08/14	212,570	153,088
Commercial International Bank Egypt SAE, expiring 12/01/14	447,050	2,225,560
Eastern Co., expiring 12/08/14	28,798	604,150
EFG – Hermes Holdings SAE, expiring 12/08/14	290,370	622,076
Egyptian Kuwaiti Holding Co., expiring 12/01/14	504,000	529,200
ElSwedy Electric Co., expiring 12/15/14	65,311	296,370
Ezz Steel, expiring 12/08/14	317,020	754,978
Juhayna Food Industries, expiring 12/01/14	566,753	951,854
Maridive & Oil Services SAE, expiring 12/01/14	315,125	330,881
Orascom Telecom Media & Technology, expiring 02/04/16	1,745,300	295,287
Oriental Weavers, expiring 12/08/14	98,571	702,582
Palm Hills Developments SAE, expiring 12/15/14	773,000	431,306
Pioneers Holding, expiring 12/08/14	195,200	359,227
Sidi Kerir Petrochemicals Co., expiring 12/01/14	273,277	668,766
Telecom Egypt, expiring 12/01/14	396,812	743,572
TMG Holding, expiring 12/08/14	801,562	957,257

		11,109,324

Malaysia
Malaysian Resources Corp. Bhd, expiring 09/16/18	1	—

Saudi Arabia — 0.7%
Al Rajhi Bank, expiring 02/16/15	18,308	329,253
Al Tayyar Travel Group, expiring 07/02/15	8,938	285,626
Alinma Bank, expiring 02/23/15	31,000	150,490
Almari Co. Ltd., expiring 11/24/14	8,389	156,614
Banque Saudi Fransi, expiring 02/23/15	28,033	227,934
Etihad Etisalat Co., expiring 12/05/14	16,920	368,923
Fawaz Abdulaziz Alhokair Co., expiring 02/23/15	3,200	162,578
Jarir Marketing Co., expiring 05/04/15	3,025	158,639
Mobile Telecommunications Co. KSC, expiring 05/04/15	44,362	117,198
National Industrialization, expiring 05/04/15	23,850	209,625
Riyad Bank, expiring 12/15/14	58,000	277,542
Samba Financial Group, expiring 02/10/15	18,933	199,920
Saudi Arabian Amiantit Co., expiring 05/11/15	21,300	97,382
Saudi Arabian Fetilizer Co., expiring 05/11/15	3,466	148,382
Saudi Arabian Mining Co., expiring 05/11/15	21,900	200,601
Saudi Basic Industries, expiring 02/23/15	15,800	483,205
Saudi Cement Co., expiring 08/10/15	4,700	144,390
Saudi International Petrochemical Co., expiring 03/27/15	17,830	150,296

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

WARRANTS* (continued)	Units	Value (Note 2)
Saudi Arabia (continued)
Saudi Telecom Co., expiring 05/11/15	18,300	$325,640
Savola, expiring 02/02/15	14,900	274,235
Yamamah Saudi Cement Co., expiring 02/02/15	12,750	213,998

		4,682,471

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC,expiring 10/14/16	419,727	516,166
Bao Viet Holdings, expiring 10/15/19	75,570	145,430
Danang Rubber JSC, expiring 06/03/19	50,400	119,336
Development Investment Construction Corp., expiring 07/27/15	141,570	104,877
Gemadept Corp., expiring 12/03/14	125,667	200,549
Hagl JSC, expiring 03/03/15	216,640	246,079
Hoa Phat Group JSC, expiring 03/03/15	133,652	338,758
Masan Group Corp., expiring 07/07/16	184,900	785,428
Masan Group Corp., expiring 12/12/18(g)	52,000	220,887
PetroVietnam Construction JSC, expiring 05/20/16	368,677	72,680
PetroVietnam Drilling & Well Services JSC, expiring 12/15/14	75,097	290,803
PetroVietnam Fertilizer & Chemicals JSC, expiring 12/09/14	95,000	144,028
PetroVietnam Gas JSC, expiring 06/03/19	88,200	463,166
PetroVietnam Technical Service JSC, expiring 12/08/14	134,600	184,480
Pha Lai Thermal Power JSC, expiring 01/13/15	130,900	125,340
Saigon Thuong Tin Commercial JSB, expiring 06/03/19	126,700	122,375
Vietnam Construction and Import-Export JSC, expiring 12/08/14	417,000	256,406
Vietnam Joint Stock Commercial Bank for Industry & Trade, expiring 10/27/16(g)	511,134	347,498
Vingroup JSC, expiring 12/16/14	139,154	418,019

		5,102,305

TOTAL WARRANTS (cost $16,142,494)		20,894,100

TOTAL LONG-TERM INVESTMENTS (cost $655,558,486)		686,200,127

	Shares
SHORT-TERM INVESTMENT — 1.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $10,510,131; includes $9,515,831 of cash collateral for securities on loan)(b)(w)(Note 4)	10,510,131	10,510,131

TOTAL INVESTMENTS — 101.0% (cost $666,068,617)		696,710,258
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(6,688,164)

NET ASSETS — 100.0%		$690,022,094

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144 under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
CMPC	Compania Manufacturera de Papeles y Cartones
COPEC	Compania de Petroleos de Chile
GDR	Global Depositary Receipt
JSB	Joint Stock Bank
JSC	Joint Stock Corp.
NVDR	Non-Voting Depositary Receipts
PRFC	Preference Shares
UTS	Unit Trust Security

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,042,814; cash collateral of $9,515,831 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$6,106,450	$—	$—
Bahrain	1,251,662	502,168	—
Belgium	219,072	—	—
Botswana	3,810,582	143,958	1,562,700
Brazil	22,999,669	—	—
Bulgaria	1,555,954	411,865	215,303
Chile	20,511,293	—	—
China	7,592,817	51,700,083	—
Colombia	9,443,047	12,286	—
Croatia	2,170,452	1,662,839	—
Czech Republic	2,028,647	6,892,460	—
Egypt	1,405,726	—	—
Estonia	4,450,159	321,168	—
France	185,897	—	—
Ghana	2,851,216	—	—
Greece	2,419,604	6,999,908	—
Hong Kong	195,313	1,425,783	—
Hungary	—	9,270,591	—
India	12,681,136	35,303,228	—
Indonesia	333,748	17,319,886	45,358
Jordan	1,443,618	3,029,032	—
Kazakhstan	4,193,432	—	—
Kenya	4,724,276	632,309	—
Kuwait	8,279,795	1,466,913	806,299
Latvia	840,377	—	—
Lebanon	3,030,717	—	464,134
Lithuania	1,026,900	280,963	—
Malaysia	5,013,763	15,253,948	—
Mauritius	2,786,866	885,322	842,169
Mexico	41,095,980	—	—
Monaco	599,532	—	—
Morocco	2,313,143	1,045,820	893,484
Netherlands	489,324	—	—
Nigeria	3,315,801	1,626,195	—
Oman	2,905,035	1,353,332	—
Pakistan	4,025,057	984,856	—
Panama	1,796,382	—	—
Peru	7,788,498	—	364,297
Philippines	510,149	9,497,813	—
Poland	4,362,203	15,350,125	—
Qatar	3,389,295	5,872,219	—
Romania	5,313,124	—	—
Russia	28,131,936	12,206,433	22,092
Slovenia	4,584,924	921,805	215
South Africa	1,718,669	42,467,792	—
South Korea	1,733,199	43,155,604	491,770
Taiwan	1,002,294	42,943,170	—
Thailand	14,969,825	4,034,194	—
Turkey	—	23,934,714	—
Ukraine	646,435	—	—
United Arab Emirates	5,180,269	3,567,360	—
United Kingdom	1,119,781	867,398	—
United States	2,828,457	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Preferred Stocks
Brazil	18,881,059	—	—
Colombia	840,502	237,768	—
Croatia	1,415,513	—	—
Ghana	—	—
Philippines	—	—	1,623
Russia	—	1,481,102	—
Rights
Chile	4,285	—	—
Malaysia	21,314	—	—
Philippines	—	—	—
Warrants
Egypt	—	11,109,324	—
Malaysia	—	—	—
Saudi Arabia	—	4,682,471	—
Vietnam	—	5,102,305	—
Affiliated Money Market Mutual Fund	10,510,131	—	—

Total	$305,044,304	$385,956,510	$5,709,444

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks
Balance as of 12/31/13	$5,335,015	$1,809
Realized gain (loss)	(14,451)	—
Change in unrealized appreciation (depreciation)*	(119,738)	(186)
Purchases	5,051	—
Sales	(70,982)	—
Transfers into Level 3	4,248,443	—
Transfers out of Level 3	(3,675,517)	—

Balance as of 06/30/14	$5,707,821	$1,623

*	Of which, $(136,764) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were seven Common Stocks transferred out of Level 3 as a result of being traded on an exchange and ten Common Stocks transferred into Level 3 as a result of experiencing no trade volume.

Fair value of Level 2 investments at 12/31/13 was $365,269,957, which was a result of valuing investments using third party vendor modeling tools. An amount of $21,127,852 was transferred from Level 2 into Level 1 at 06/30/14 as a result of using quoted prices in active markets for such foreign securities. An amount of $22,539,451 was transferred from Level 1 into Level 2 at 06/30/14 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Banks	19.5%
Oil, Gas & Consumable Fuels	9.8
Wireless Telecommunication Services	6.3
Metals & Mining	5.0
Industrial Conglomerates	3.3
Food Products	3.3
Diversified Telecommunication Services	3.1
Electric Utilities	2.9
Chemicals	2.8
Semiconductors & Semiconductor Equipment	2.5
Construction Materials	2.4
Food & Staples Retailing	2.4
Real Estate Management & Development	2.3
Insurance	1.9
Beverages	1.9
Pharmaceuticals	1.7
Internet Software & Services	1.7
Diversified Financial Services	1.6
Construction & Engineering	1.6
Affiliated Money Market Mutual Fund (1.4% represents investments purchased with collateral from securities on loan)	1.5
Electronic Equipment, Instruments & Components	1.5
Automobiles	1.4
IT Services	1.4
Independent Power & Renewable Electricity Producers	1.4
Transportation Infrastructure	1.3
Media	1.3
Hotels, Restaurants & Leisure	1.2
Machinery	0.8
Multiline Retail	0.8
Airlines	0.8
Marine	0.8

Tobacco	0.8%
Textiles, Apparel & Luxury Goods	0.7
Specialty Retail	0.7
Technology Hardware, Storage & Peripherals	0.7
Household Durables	0.6
Auto Components	0.5
Capital Markets	0.5
Consumer Finance	0.5
Trading Companies & Distributors	0.5
Health Care Providers & Services	0.5
Gas Utilities	0.5
Household Products	0.4
Electrical Equipment	0.4
Thrifts & Mortgage Finance	0.4
Water Utilities	0.3
Energy Equipment & Services	0.3
Software	0.3
Paper & Forest Products	0.2
Personal Products	0.2
Real Estate Investment Trusts (REITs)	0.2
Aerospace & Defense	0.2
Air Freight & Logistics	0.2
Communications Equipment	0.2
Building Products	0.2
Internet & Catalog Retail	0.1
Containers & Packaging	0.1
Road & Rail	0.1
Multi-Utilities	0.1
Health Care Equipment & Supplies	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Leisure Products	0.1

101.0
Liabilities in excess of other assets	(1.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$20,919,699	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Total
Equity contracts	$22,036	$2,097,187	$2,119,223

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Warrants(2)	Total
Equity contracts	$25,599	$660,189	$685,788

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2014 the Portfolio’s average cost for warrants was $16,846,447.

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $9,042,814:
Unaffiliated investments (cost $655,558,486)	$686,200,127
Affiliated investments (cost $10,510,131)	10,510,131
Foreign currency, at value (cost $423,419)	422,385
Dividends and interest receivable	2,582,204
Receivable for fund share sold	375,013
Receivable for investments sold	209,227
Tax reclaim receivable	160,810
Prepaid expenses	844

Total Assets	700,460,741

LIABILITIES:
Payable to broker for collateral for securities on loan	9,515,831
Accrued expenses and other liabilities	378,364
Advisory fees payable	316,535
Foreign capital gains tax liability	219,119
Distribution fee payable	7,526
Payable for fund share repurchased	907
Affiliated transfer agent fee payable	365

Total Liabilities	10,438,647

NET ASSETS	$690,022,094

Net assets were comprised of:
Paid-in capital	$583,620,520
Retained earnings	106,401,574

Net assets, June 30, 2014	$690,022,094

Net asset value and redemption price per share, $690,022,094 / 71,858,940 outstanding shares of beneficial interest	$9.60

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $1,133,362 foreign withholding tax)	$10,780,866
Affiliated income from securities lending, net	64,688
Affiliated dividend income	1,883
Interest income	1,759

10,849,196

EXPENSES
Advisory fees	3,585,977
Distribution fee	331,430
Custodian and accounting fees	619,000
Audit fee	13,000
Commitment fee on syndicated credit agreement	10,000
Trustees’ fees	8,000
Insurance expenses	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Shareholders’ reports	3,000
Loan interest expense	1,196
Miscellaneous	79,866

Total expenses	4,665,469

NET INVESTMENT INCOME	6,183,727

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	9,656,986
Foreign currency transactions	(38,391)

9,618,595

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $19,373)	29,005,783
Foreign currencies	(21,840)

28,983,943

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	38,602,538

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,786,265

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,183,727	$10,023,056
Net realized gain on investment and foreign currency transactions	9,618,595	40,831,889
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	28,983,943	(59,459,361)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,786,265	(8,604,416)

FUND SHARE TRANSACTIONS:
Fund share sold [3,621,548 and 32,380,319 shares, respectively]	32,329,809	289,769,906
Fund share repurchased [7,863,961 and 107,856,846 shares, respectively]	(69,506,273)	(955,329,715)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(37,176,464)	(665,559,809)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,609,801	(674,164,225)
NET ASSETS:
Beginning of period	682,412,293	1,356,576,518

End of period	$690,022,094	$682,412,293

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST QMA EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS — 90.7%	Shares	Value (Note 2)
Brazil — 6.4%
AMBEV SA	203,500	$1,440,480
Banco do Brasil SA	36,600	410,808
Banco Santander Brasil SA	74,900	512,554
BB Seguridade Participacoes SA	25,500	372,546
Cielo SA	34,100	702,989
Estacio Participacoes SA	108,900	1,435,735
JBS SA	361,600	1,232,337
Klabin SA	22,200	111,728
Kroton Educacional SA	18,500	519,876
M Dias Branco SA	800	35,088
Petroleo Brasileiro SA	205,800	1,508,921
Porto Seguro SA	80,800	1,154,129
Tim Participacoes SA	37,500	218,092
Transmissora Alianca de Energia Eletrica SA, UTS	4,100	36,778
Ultrapar Participacoes SA	13,900	328,517
Vale SA	30,600	404,953
WEG SA	110,500	1,393,815

		11,819,346

Chile — 0.8%
Aguas Andinas SA (Class A Stock)	99,365	62,670
Banco de Credito e Inversiones	11,352	656,674
Cencosud SA	152,068	499,363
Enersis SA	850,940	286,819
Vina Concha y Toro SA	25,132	50,899

		1,556,425

China — 17.0%
Agricultural Bank of China Ltd. (Class H Stock)	2,486,000	1,097,255
Anhui Conch Cement Co. Ltd. (Class H Stock)	295,000	1,011,883
ANTA Sports Products Ltd.	113,000	179,567
Bank of China Ltd. (Class H Stock)	5,880,000	2,632,559
Bank of Communications Co. Ltd. (Class H Stock)*	1,817,000	1,254,227
BBMG Corp. (Class H Stock)	70,000	45,168
China Agri-Industries Holdings Ltd.	485,000	184,654
China BlueChemical Ltd. (Class H Stock)	338,000	184,434
China Cinda Asset Management Co. Ltd. (Class H Stock)*	207,000	102,815
China CITIC Bank Corp. Ltd. (Class H Stock)	1,817,000	1,101,711
China Communications Construction Co. Ltd. (Class H Stock)	797,000	534,163
China Construction Bank Corp. (Class H Stock)*	3,123,000	2,361,774
China Everbright International Ltd.	80,000	114,263
China Everbright Ltd.	38,000	51,072
China International Marine Containers Group Co. Ltd. (Class H Stock)	28,400	54,764
China Merchants Bank Co. Ltd. (Class H Stock)*	680,500	1,341,554
China Mobile Ltd.	170,000	1,651,166
China National Building Material Co. Ltd. (Class H Stock)	912,000	803,021
China Oilfield Services Ltd. (Class H Stock)	98,000	235,684

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
China Petroleum & Chemical Corp. (Class H Stock)	2,030,800	$1,930,768
China Railway Construction Corp. Ltd. (Class H Stock)	86,000	75,715
China Railway Group Ltd. (Class H Stock)	2,512,000	1,227,880
China Resources Power Holdings Co. Ltd.	466,000	1,325,069
China Unicom Hong Kong Ltd.	672,000	1,033,354
CNOOC Ltd. (Class H Stock)	692,000	1,243,985
Datang International Power Generation Co. Ltd. (Class H Stock)	126,000	49,247
Evergrande Real Estate Group Ltd.	321,000	124,681
Far East Horizon Ltd.	75,000	54,772
Fosun International Ltd.	196,000	260,351
GOME Electrical Appliances Holding Ltd.	2,246,000	367,763
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	57,200	70,639
Huaneng Power International, Inc. (Class H Stock)*	988,000	1,117,382
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,162,000	1,999,444
Jiangxi Copper Co. Ltd. (Class H Stock)	70,000	110,832
PetroChina Co. Ltd. (Class H Stock)	130,000	163,537
Poly Property Group Co. Ltd.	145,000	60,455
Shanghai Industrial Holdings Ltd.	21,000	63,979
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	199,500	414,939
Shui On Land Ltd.	159,000	38,766
Sino-Ocean Land Holdings Ltd.	594,000	301,191
SOHO China Ltd.	913,000	719,579
Tencent Holdings Ltd.	222,000	3,377,297
Yingde Gases Group Co. Ltd.	65,500	71,007
Yuexiu Property Co. Ltd.	222,000	42,383
Zhejiang Expressway Co. Ltd. (Class H Stock)	290,000	293,727
Zijin Mining Group Co. Ltd. (Class H Stock)	258,000	58,821

		31,539,297

Colombia — 1.0%
Almacenes Exito SA	9,701	163,276
Banco Davivienda SA	50,137	809,669
Cemex Latam Holdings SA*	89,698	879,064
Corp. Financiera Colombiana SA	3,342	68,246

		1,920,255

Czech Republic — 0.1%
CEZ A/S*	6,846	206,606

Greece — 0.1%
Alpha Bank A.E.*	168,285	156,482
Folli Follie SA*	1,477	58,794
Titan Cement Co. SA	2,134	69,195

		284,471

Hong Kong — 1.6%
China Gas Holdings Ltd.	62,000	128,645
China Resources Cement Holdings Ltd.	1,560,000	978,061
Huabao International Holdings Ltd.	1,498,000	887,118
Kingboard Chemical Holdings Ltd.	28,500	58,759
Shimao Property Holdings Ltd.*	504,500	926,852

		2,979,435

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hungary — 0.5%
Richter Gedeon Nyrt	46,869	$898,962

India — 5.6%
Dr. Reddy’s Laboratories Ltd., ADR	27,800	1,199,570
GAIL India Ltd., GDR	14,776	683,242
HDFC Bank Ltd., ADR	5,000	234,100
ICICI Bank Ltd., ADR*	22,800	1,137,720
Infosys Ltd., ADR(a)	18,800	1,010,876
Larsen & Toubro Ltd., GDR, RegS	13,857	388,966
Mahindra & Mahindra Ltd., GDR	14,194	273,376
Reliance Industries Ltd., GDR	54,490	1,833,590
Reliance Infrastructure Ltd., GDR	3,039	113,811
Sesa Goa Ltd., ADR	11,200	216,832
State Bank of India, GDR	3,984	355,373
Tata Motors Ltd., ADR(a)	36,000	1,406,160
Tata Steel Ltd., GDR	47,557	415,173
Wipro Ltd., ADR(a)	101,206	1,203,339

		10,472,128

Indonesia — 1.7%
Adaro Energy Tbk PT	654,900	65,033
Astra Agro Lestari Tbk PT	16,700	39,726
Bank Mandiri Persero Tbk PT	666,100	545,560
Bank Negara Indonesia Persero Tbk PT	2,656,600	1,068,271
Bank Rakyat Indonesia Persero Tbk PT	486,300	423,719
Indofood Sukses Makmur Tbk PT	911,300	515,513
Matahari Department Store Tbk PT	72,400	84,309
Surya Citra Media Tbk PT	1,050,500	317,726
United Tractors Tbk PT	76,300	148,886

		3,208,743

Malaysia — 2.8%
Astro Malaysia Holdings Bhd	64,000	69,923
British American Tobacco Malaysia Bhd	40,400	824,684
DiGi.Com Bhd	135,500	241,786
Felda Global Ventures Holdings Bhd	369,600	478,945
Hong Leong Financial Group Bhd	33,900	170,419
IJM Corp. Bhd	42,700	89,097
IOI Corp. Bhd	127,200	208,071
MISC Bhd	522,500	1,057,735
PPB Group Bhd	68,100	321,087
Sapurakencana Petroleum Bhd*	179,200	244,433
Telekom Malaysia Bhd	462,397	914,426
Tenaga Nasional Bhd	123,200	468,039
UMW Holdings Bhd	25,500	86,764

		5,175,409

Mexico — 4.0%
Alfa SAB de CV (Class A Stock)	37,100	102,662
America Movil SAB de CV (Class L Stock)	1,730,700	1,798,268
Arca Continental SAB de CV	146,100	989,203
Cemex SAB de CV*	36,608	48,449
Coca-Cola Femsa SAB de CV (Class L Stock)	74,100	841,839
Compartamos SAB de CV	53,200	102,763
Fibra Uno Administracion SA de CV	95,700	335,560
Fomento Economico Mexicano SAB de CV	97,100	909,814
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)*	138,700	939,313
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	9,000	114,360

COMMON STOCKS (continued)	Shares	Value (Note 2)
Mexico (continued)
Grupo Carso SAB de CV (Class A Stock)	57,200	$297,166
Grupo Comercial Chedraui SA de CV	14,600	51,486
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	98,600	276,720
Promotora y Operadora de Infraestructura SAB de CV*	42,700	569,695

		7,377,298

Philippines — 1.7%
Alliance Global Group, Inc.	1,713,400	1,141,624
BDO Unibank, Inc.	398,950	854,232
DMCI Holdings, Inc.	514,490	873,904
Jollibee Foods Corp.	17,720	71,458
Universal Robina Corp.	43,020	152,051

		3,093,269

Poland — 2.0%
Bank Handlowy w Warszawie SA	7,817	308,118
Bank Millennium SA	56,251	143,964
Bank Pekao SA	9,495	543,852
Bank Zachodni WBK SA	1,238	150,493
Enea SA	9,325	48,504
Energa SA	101,013	687,856
Grupa Lotos SA*	2,722	33,174
mBank	5,192	863,941
Orange Polska SA	28,529	91,123
Powszechna Kasa Oszczednosci Bank Polski SA	38,148	473,631
Powszechny Zaklad Ubezpieczen SA	2,397	350,222

		3,694,878

Qatar — 0.3%
Barwa Real Estate Co.	4,534	44,238
Masraf Al Rayan	35,000	437,631
Vodafone Qatar	15,051	64,907

		546,776

Russia — 5.3%
AK Transneft OAO*	124	272,020
Alrosa AO*	628,300	771,322
Gazprom OAO*	792,760	3,468,430
Lukoil OAO	41,921	2,514,447
MegaFon OAO, GDR*	4,188	131,922
MMC Norilsk Nickel OJSC	909	179,878
Moscow Exchange MICEX-RTS OAO*	173,780	345,326
Sberbank of Russia	63,079	638,990
Sistema JSFC, GDR*	48,387	1,490,320
Surgutneftegas OJSC, ADR*	15,723	121,539

		9,934,194

South Africa — 8.2%
African Rainbow Minerals Ltd.	5,336	93,981
Assore Ltd.	1,553	52,074
Barclays Africa Group Ltd.	18,593	282,349
Bidvest Group Ltd.	14,293	379,858
FirstRand Ltd.	446,010	1,708,626
Growthpoint Properties Ltd.	93,296	216,733
Kumba Iron Ore Ltd.	3,401	108,813
Liberty Holdings Ltd.	51,070	624,416
Life Healthcare Group Holdings Ltd.	40,493	157,987
Mediclinic International	18,045	138,631

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Africa (continued)
MMI Holdings Ltd.	44,338	$109,437
MTN Group Ltd.	72,921	1,535,994
Naspers Ltd. (Class N Stock)	17,008	2,002,572
Nedbank Group Ltd.	12,573	271,024
Netcare Ltd.	367,135	990,575
Redefine Properties Ltd.	1,114,817	1,005,546
RMB Holdings Ltd.	57,199	282,950
Sanlam Ltd.	214,053	1,242,814
Sasol Ltd.	43,802	2,602,010
Spar Group Ltd. (The)	84,687	990,794
Steinhoff International Holdings Ltd.	74,551	415,616

		15,212,800

South Korea — 15.1%
AMOREPACIFIC Group	391	288,671
CJ Corp.	622	86,075
Coway Co. Ltd.	7,911	662,138
Doosan Corp.	3,127	386,196
E-Mart Co. Ltd.	5,448	1,249,443
Hanwha Corp.	36,370	928,795
Hyundai Hysco Co. Ltd.	17,246	1,152,030
Hyundai Mobis	6,632	1,862,551
Hyundai Motor Co.	8,025	1,819,434
Hyundai Steel Co.	18,832	1,384,407
Hyundai Wia Corp.	682	132,147
Industrial Bank of Korea	71,502	953,846
KCC Corp.	208	126,819
Kia Motors Corp.	15,940	891,770
Korea Electric Power Corp.	11,357	418,092
KT Corp.	3,240	97,793
KT&G Corp.	18,870	1,669,169
LG Electronics, Inc.	17,572	1,290,563
LG Uplus Corp.	100,980	919,723
Lotte Shopping Co. Ltd.	2,997	913,699
NAVER Corp.	62	51,086
POSCO	5,383	1,608,577
Samsung C&T Corp.	3,972	292,987
Samsung Electronics Co. Ltd.	4,054	5,294,319
SK C&C Co. Ltd.	989	162,720
SK Hynix, Inc.*	50,107	2,406,031
SK Telecom Co. Ltd.	4,411	1,031,091

		28,080,172

Taiwan — 12.8%
Advanced Semiconductor Engineering, Inc.	182,000	235,836
Asustek Computer, Inc.	34,000	379,982
AU Optronics Corp.*	350,000	148,291
Catcher Technology Co. Ltd.	154,000	1,437,177
Cathay Financial Holding Co. Ltd.	912,000	1,424,505
Chang Hwa Commercial Bank	203,000	125,820
China Development Financial Holding Corp.	3,544,000	1,165,642
Delta Electronics, Inc.	81,000	589,935
Fubon Financial Holding Co. Ltd.	942,000	1,360,757
Giant Manufacturing Co. Ltd.	11,000	85,679
Hon Hai Precision Industry Co. Ltd.	488,600	1,638,064
Hotai Motor Co. Ltd.	10,000	127,690
Hua Nan Financial Holdings Co. Ltd.	868,000	543,626
Inventec Corp.	100,000	95,823
Largan Precision Co. Ltd.	22,000	1,755,122
MediaTek, Inc.	131,000	2,215,903

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Pegatron Corp.	572,000	$1,093,230
POU Chen Corp.	416,000	501,194
President Chain Store Corp.	24,000	192,338
Shin Kong Financial Holding Co. Ltd.	381,430	117,679
Simplo Technology Co. Ltd.	38,000	235,590
Taishin Financial Holding Co. Ltd.	699,092	358,251
Taiwan Cement Corp.	201,000	304,482
Taiwan Semiconductor Manufacturing Co. Ltd.	1,152,000	4,874,741
Teco Electric and Machinery Co. Ltd.	640,000	736,701
U-Ming Marine Transport Corp.	22,000	37,138
Uni-President Enterprises Corp.	261,460	469,594
Vanguard International Semiconductor Corp.	725,000	1,165,017
Yuanta Financial Holding Co. Ltd.	498,000	269,296
Zhen Ding Technology Holding Ltd.	13,000	42,814

		23,727,917

Thailand — 1.1%
Airports of Thailand PCL	78,800	481,953
BTS Group Holdings PCL	289,100	77,052
Kasikornbank PCL	100,000	631,661
PTT Exploration & Production PCL	114,800	592,482
PTT Global Chemical PCL	95,300	198,205
True Corp. PCL*	304,200	89,512

		2,070,865

Turkey — 2.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	835,406	1,051,371
Enka Insaat ve Sanayi A/S	20,100	54,564
Eregli Demir ve Celik Fabrikalari TAS	816,272	1,461,879
Tofas Turk Otomobil Fabrikasi A/S	138,861	862,143
Yapi ve Kredi Bankasi A/S	196,461	428,438

		3,858,395

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank	283,192	544,363
Dubai Financial Market	92,964	66,054
Dubai Islamic Bank PJSC	23,718	41,648
First Gulf Bank PJSC	73,000	316,198

		968,263

TOTAL COMMON STOCKS (cost $154,913,437)		168,625,904

EXCHANGE TRADED FUND — 1.7%
iShares MSCI Emerging Markets ETF (cost $3,204,704)	75,000	3,242,250

PREFERRED STOCKS — 5.7%
Brazil — 4.9%
Banco Bradesco SA (PRFC)	148,510	2,157,579
Braskem SA (PRFC A)	5,200	33,231
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PRFC)	6,000	279,701
Cia Energetica de Sao Paulo (PRFC B)	7,300	91,618
Cia Paranaense de Energia (PRFC B),	63,700	973,014
Itau Unibanco Holding SA (PRFC)	176,330	2,538,609
Metalurgica Gerdau SA (PRFC)	11,700	82,501
Oi SA (PRFC)	1,146,800	1,017,302
Petroleo Brasileiro SA (PRFC)	188,000	1,471,156

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Brazil (continued)
Vale SA (PRFC)	40,000	$475,402

		9,120,113

Chile
Embotelladora Andina SA (PRFC B)	15,114	56,847

Colombia
Grupo Aval Acciones y Valores (PRFC)	65,710	47,248

South Korea — 0.8%
Hyundai Motor Co. (2nd PRFC)	2,200	347,977
Samsung Electronics Co. Ltd. (PRFC)	1,000	1,047,896

		1,395,873

TOTAL PREFERRED STOCKS (cost $9,877,447)		10,620,081

TOTAL LONG-TERM INVESTMENTS (cost $167,995,588)		182,488,235

SHORT-TERM INVESTMENTS — 3.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 3.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $5,822,407; includes $3,437,165 of cash collateral for securities on loan)(b)(w)(Note 4)	5,822,407	5,822,407

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $249,986)
0.025%	09/18/14	250	$249,989

TOTAL SHORT-TERM INVESTMENTS (cost $6,072,393)			6,072,396

TOTAL INVESTMENTS — 101.4% (cost $174,067,981)			188,560,631
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (1.4)%			(2,658,319)

NET ASSETS — 100.0%			$185,902,312

The following abbreviations are used in the Portfolio descriptions:

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
UTS	Unit Trust Security

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,369,035; cash collateral of $3,437,165 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation(1)
Long Positions:
50	Mini MSCI Emerging Markets Index	Sep. 2014	$2,596,250	$2,601,750	$5,500
5	MSCI Taiwan Stock Index	Jul. 2014	163,100	166,200	3,100

					$8,600

(1)	U.S. Treasury securities with a combined market value of $249,989 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Brazil	$11,819,346	$—	$—
Chile	1,556,425	—	—
China	708,666	30,830,631	—
Colombia	1,920,255	—	—
Czech Republic	—	206,606	—
Greece	69,195	215,276	—
Hong Kong	—	2,979,435	—
Hungary	—	898,962	—
India	10,472,128	—	—
Indonesia	—	3,208,743	—
Malaysia	1,003,523	4,171,886	—
Mexico	7,377,298	—	—
Philippines	—	3,093,269	—
Poland	778,979	2,915,899	—
Qatar	64,907	481,869	—
Russia	2,382,771	7,551,423	—
South Africa	—	15,212,800	—
South Korea	1,957,840	26,122,332	—
Taiwan	—	23,727,917	—
Thailand	1,439,204	631,661	—
Turkey	—	3,858,395	—
United Arab Emirates	544,363	423,900	—
Exchange Traded Fund	3,242,250	—	—
Preferred Stocks:
Brazil	9,120,113	—	—
Chile	56,847	—	—
Colombia	47,248	—	—
South Korea	—	1,395,873	—
U.S. Treasury Obligation	—	249,989	—
Affiliated Money Market Mutual Fund	5,822,407	—	—
Other Financial Instruments*
Futures	8,600	—	—

Total	$60,392,365	$128,176,866	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at 12/31/13 was $146,682,625, which was a result of valuing investments using third party vendor modeling tools. An amount of $2,914,307 was transferred from Level 2 into Level 1 at 06/30/14 as a result of using quoted prices in active markets for such foreign securities. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Banks	17.8%
Oil, Gas & Consumable Fuels	9.8
Semiconductors & Semiconductor Equipment	9.3
Metals & Mining	4.8
Wireless Telecommunication Services	4.4
Affiliated Money Market Mutual Fund (1.8% represents investments purchased with collateral from securities on loan)	3.1
Automobiles	3.1
Insurance	2.9
Beverages	2.3
Electronic Equipment, Instruments & Components	2.3
Diversified Telecommunication Services	2.2
Construction Materials	2.2
Diversified Financial Services	2.1
Food Products	2.0
Internet Software & Services	1.8
Food & Staples Retailing	1.8
Industrial Conglomerates	1.8
Exchange Traded Fund	1.7
Electric Utilities	1.7
IT Services	1.7
Technology Hardware, Storage & Peripherals	1.6
Construction & Engineering	1.6
Real Estate Investment Trusts (REITs)	1.4
Independent Power & Renewable Electricity Producers	1.4
Tobacco	1.3
Media	1.3

Household Durables	1.3%
Real Estate Management & Development	1.3
Chemicals	1.2
Pharmaceuticals	1.1
Auto Components	1.1
Diversified Consumer Services	1.0
Transportation Infrastructure	1.0
Health Care Providers & Services	0.9
Machinery	0.9
Marine	0.6
Multiline Retail	0.5
Gas Utilities	0.4
Electrical Equipment	0.4
Textiles, Apparel & Luxury Goods	0.4
Specialty Retail	0.3
Energy Equipment & Services	0.3
Capital Markets	0.2
Trading Companies & Distributors	0.2
Personal Products	0.2
Household Products	0.1
U.S. Treasury Obligations	0.1
Electronic Equipment, Instrument & Components	0.1
Building Products	0.1
Commercial Services & Supplies	0.1
Containers & Packaging	0.1
Consumer Finance	0.1

101.4
Liabilities in excess of other assets	(1.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due to broker-variation margin	$8,600	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Total
Equity contracts	$2,508	$(157,980)	$(155,472)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(52,050)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

For the the six months ended June 30, 2014, the Portfolio’s average value at trade date for futures long position was $2,413,517.

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $3,369,035:
Unaffiliated investments (cost $168,245,574)	$182,738,224
Affiliated investments (cost $5,822,407)	5,822,407
Foreign currency, at value (cost $236,600)	236,949
Dividends and interest receivable	774,766
Tax reclaim receivable	20,122
Receivable for fund share sold	4,631
Prepaid expenses	346

Total Assets	189,597,445

LIABILITIES:
Payable to broker for collateral for securities on loan	3,437,165
Accrued expenses and other liabilities	167,591
Advisory fees payable	81,118
Due to broker-variation margin	6,000
Distribution fee payable	2,030
Payable for fund share repurchased	864
Affiliated transfer agent fee payable	365

Total Liabilities	3,695,133

NET ASSETS	$185,902,312

Net assets were comprised of:
Paid-in capital	$191,618,341
Retained earnings	(5,716,029)

Net assets, June 30, 2014	$185,902,312

Net asset value and redemption price per share, $185,902,312 / 18,091,440 outstanding shares of beneficial interest	$10.28

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $353,216 foreign withholding tax)	$2,684,787
Affiliated income from securities lending, net	13,327
Affiliated dividend income	2,415
Interest income	121

2,700,650

EXPENSES
Advisory fees	1,067,555
Distribution fee	97,941
Custodian and accounting fees	204,000
Audit fee	15,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	2,000
Loan interest expense	68
Miscellaneous	15,405

Total expenses	1,423,969

NET INVESTMENT INCOME	1,276,681

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(7,060,486)
Futures transactions	(157,980)
Foreign currency transactions	(123,300)

(7,341,766)

Net change in unrealized appreciation (depreciation) on:
Investments	11,923,902
Futures	(52,050)
Foreign currencies	4,746

11,876,598

NET GAIN ON INVESTMENTS	4,534,832

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,811,513

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	February 25, 2013* through December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,276,681	$4,244,236
Net realized loss on investment and foreign currency transactions	(7,341,766)	(18,397,520)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	11,876,598	2,625,742

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,811,513	(11,527,542)

FUND SHARE TRANSACTIONS:
Fund share sold [492,299 and 40,229,042 shares, respectively]	4,837,888	400,705,568
Fund share repurchased [6,848,443 and 15,781,458 shares, respectively]	(62,883,288)	(151,041,827)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(58,045,400)	249,663,741

TOTAL INCREASE (DECREASE) IN NET ASSETS	(52,233,887)	238,136,199
NET ASSETS:
Beginning of period	238,136,199	—

End of period	$185,902,312	$238,136,199

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST QMA LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.4%
Hexcel Corp.*	116,800	$4,777,120
Huntington Ingalls Industries, Inc.	30,400	2,875,536
L-3 Communications Holdings, Inc.	58,800	7,100,100
Lockheed Martin Corp.	26,800	4,307,564
Northrop Grumman Corp.	242,000	28,950,460
Raytheon Co.	187,600	17,306,100

		65,316,880

Air Freight & Logistics — 0.3%
FedEx Corp.	39,000	5,903,820
United Parcel Service, Inc. (Class B Stock)	12,200	1,252,452

		7,156,272

Airlines — 0.5%
Alaska Air Group, Inc.	26,900	2,556,845
Southwest Airlines Co.	374,800	10,067,128

		12,623,973

Auto Components — 0.2%
Gentex Corp.	14,000	407,260
Johnson Controls, Inc.	80,400	4,014,372

		4,421,632

Automobiles — 0.1%
Thor Industries, Inc.	60,400	3,434,948

Banks — 5.3%
Bank of America Corp.	527,600	8,109,212
Citigroup, Inc.	860,100	40,510,710
First Niagara Financial Group, Inc.	213,600	1,866,864
Fulton Financial Corp.	114,000	1,412,460
JPMorgan Chase & Co.	317,500	18,294,350
KeyCorp	1,116,600	16,000,878
PNC Financial Services Group, Inc. (The)	161,400	14,372,670
Regions Financial Corp.	538,500	5,718,870
Wells Fargo & Co.	702,300	36,912,888

		143,198,902

Beverages — 2.7%
Coca-Cola Enterprises, Inc.	313,100	14,959,918
Monster Beverage Corp.*	204,200	14,504,326
PepsiCo, Inc.	479,800	42,865,332

		72,329,576

Biotechnology — 3.9%
Alexion Pharmaceuticals, Inc.*	131,200	20,500,000
Amgen, Inc.	139,800	16,548,126
Biogen Idec, Inc.*	105,100	33,139,081
Celgene Corp.*	206,800	17,759,984
Gilead Sciences, Inc.*(a)	208,400	17,278,444

		105,225,635

Building Products — 0.2%
A.O. Smith Corp.	128,100	6,351,198

Capital Markets — 3.3%
Ameriprise Financial, Inc.	116,000	13,920,000
BlackRock, Inc.	62,400	19,943,040
Franklin Resources, Inc.	125,700	7,270,488
Goldman Sachs Group, Inc. (The)	191,300	32,031,272
Raymond James Financial, Inc.	80,700	4,093,911
SEI Investments Co.	27,000	884,790

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
T. Rowe Price Group, Inc.	115,800	$9,774,678
Waddell & Reed Financial, Inc. (Class A Stock)	11,500	719,785

		88,637,964

Chemicals — 2.8%
Cytec Industries, Inc.	11,000	1,159,620
Dow Chemical Co. (The)	378,500	19,477,610
International Flavors & Fragrances, Inc.	51,600	5,380,848
LyondellBasell Industries NV (Class A Stock)	268,300	26,199,495
PPG Industries, Inc.	53,400	11,222,010
Westlake Chemical Corp.	149,300	12,505,368

		75,944,951

Communications Equipment — 2.9%
Cisco Systems, Inc.	1,152,200	28,632,170
Harris Corp.(a)	115,800	8,771,850
QUALCOMM, Inc.	519,300	41,128,560

		78,532,580

Construction & Engineering — 0.1%
Quanta Services, Inc.*	91,400	3,160,612

Consumer Finance — 0.8%
Discover Financial Services	337,200	20,899,656

Diversified Consumer Services — 0.1%
Apollo Education Group, Inc.*	78,200	2,443,750
DeVry Education Group, Inc.	21,100	893,374

		3,337,124

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	107,900	13,655,824

Diversified Telecommunication Services — 1.6%
AT&T, Inc.(a)	618,100	21,856,016
Verizon Communications, Inc.	424,500	20,770,785

		42,626,801

Electric Utilities — 1.7%
American Electric Power Co., Inc.	70,200	3,915,054
Duke Energy Corp.(a)	286,300	21,240,597
Entergy Corp.(a)	148,500	12,190,365
PPL Corp.(a)	241,700	8,587,601

		45,933,617

Electrical Equipment — 1.1%
AMETEK, Inc.	15,600	815,568
Emerson Electric Co.	406,900	27,001,884
EnerSys	45,200	3,109,308

		30,926,760

Electronic Equipment, Instruments & Components — 0.1%
Ingram Micro, Inc. (Class A Stock)*	66,800	1,951,228

Energy Equipment & Services — 2.1%
Baker Hughes, Inc.	273,000	20,324,850
Helmerich & Payne, Inc.	39,400	4,574,734
Schlumberger Ltd.	279,100	32,919,845

		57,819,429

Food & Staples Retailing — 2.5%
CVS Caremark Corp.	15,800	1,190,846
Kroger Co. (The)	593,400	29,331,762

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	502,000	$37,685,140

		68,207,748

Food Products — 1.1%
Archer-Daniels-Midland Co.	93,900	4,141,929
Bunge Ltd.(a)	29,100	2,201,124
ConAgra Foods, Inc.	153,800	4,564,784
Sanderson Farms, Inc.(a)	25,000	2,430,000
Tyson Foods, Inc. (Class A Stock)	435,300	16,341,162

		29,678,999

Gas Utilities — 0.4%
AGL Resources, Inc.	130,900	7,203,427
UGI Corp.	53,400	2,696,700

		9,900,127

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	768,200	31,419,380
Becton, Dickinson and Co.	86,100	10,185,630
Boston Scientific Corp.*	60,700	775,139
C.R. Bard, Inc.(a)	32,400	4,633,524
CareFusion Corp.*	129,100	5,725,585
St. Jude Medical, Inc.	18,400	1,274,200

		54,013,458

Health Care Providers & Services — 2.6%
Aetna, Inc.	92,900	7,532,332
CIGNA Corp.	249,000	22,900,530
Express Scripts Holding Co.*	243,000	16,847,190
WellPoint, Inc.	201,800	21,715,698

		68,995,750

Health Care Technology — 0.2%
Cerner Corp.*(a)	127,000	6,550,660

Hotels, Restaurants & Leisure — 2.0%
DineEquity, Inc.	5,400	429,246
Jack in the Box, Inc.	65,600	3,925,504
Marriott Vacations Worldwide Corp.*	33,600	1,969,968
McDonald’s Corp.	235,400	23,714,196
Wyndham Worldwide Corp.	211,600	16,022,352
Yum! Brands, Inc.	87,200	7,080,640

		53,141,906

Household Durables — 0.3%
Whirlpool Corp.	60,600	8,436,732

Household Products — 1.0%
Kimberly-Clark Corp.	108,900	12,111,858
Procter & Gamble Co. (The)	180,900	14,216,931

		26,328,789

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.	758,800	11,799,340

Industrial Conglomerates — 2.2%
Carlisle Cos., Inc.	26,300	2,278,106
General Electric Co.	2,190,600	57,568,968

		59,847,074

Insurance — 2.6%
Aflac, Inc.	348,500	21,694,125
American Financial Group, Inc.	63,800	3,799,928
Genworth Financial, Inc. (Class A Stock)*	38,000	661,200

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
PartnerRe Ltd.	129,300	$14,120,853
Travelers Cos., Inc. (The)(a)	288,800	27,167,416
Unum Group	119,500	4,153,820

		71,597,342

Internet Software & Services — 3.9%
Facebook, Inc. (Class A Stock)*	591,100	39,775,119
Google, Inc. (Class A Stock)*	61,940	36,214,460
Google, Inc. (Class C Stock)*	52,040	29,937,571

		105,927,150

IT Services — 1.8%
Broadridge Financial Solutions, Inc.	65,400	2,723,256
Cognizant Technology Solutions Corp. (Class A Stock)*	216,700	10,598,797
DST Systems, Inc.	89,800	8,276,866
Fiserv, Inc.*	160,100	9,657,232
Genpact Ltd.*	87,600	1,535,628
iGATE Corp.*	62,400	2,270,736
International Business Machines Corp.	52,700	9,552,929
Syntel, Inc.*	34,700	2,982,812
Total System Services, Inc.	53,600	1,683,576

		49,281,832

Machinery — 2.0%
Cummins, Inc.	27,200	4,196,688
Hyster-Yale Materials Handling, Inc.	9,400	832,276
IDEX Corp.	31,800	2,567,532
Illinois Tool Works, Inc.	215,300	18,851,668
Oshkosh Corp.	151,300	8,401,689
Parker Hannifin Corp.	125,800	15,816,834
SPX Corp.	13,500	1,460,835
Toro Co. (The)	13,600	864,960

		52,992,482

Media — 2.2%
Comcast Corp. (Class A Stock)	208,800	11,208,384
DIRECTV*	109,000	9,266,090
Starz (Class A Stock)*	19,700	586,863
Time Warner, Inc.	19,500	1,369,875
Walt Disney Co. (The)	433,100	37,133,994

		59,565,206

Metals & Mining — 0.6%
Alcoa, Inc.	589,800	8,782,122
Compass Minerals International, Inc.	42,900	4,107,246
Southern Copper Corp.	94,500	2,869,965

		15,759,333

Multiline Retail — 1.1%
Dillard’s, Inc. (Class A Stock)	32,200	3,754,842
Macy’s, Inc.	465,600	27,014,112

		30,768,954

Multi-Utilities — 0.5%
Public Service Enterprise Group, Inc.	246,600	10,058,814
SCANA Corp.	56,200	3,024,122

		13,082,936

Oil, Gas & Consumable Fuels — 9.9%
Anadarko Petroleum Corp.	75,100	8,221,197
Apache Corp.	41,900	4,215,978

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.(a)	159,900	$4,969,692
Chevron Corp.	201,500	26,305,825
ConocoPhillips*	411,900	35,312,187
EOG Resources, Inc.	224,600	26,246,756
EQT Corp.	62,100	6,638,490
Exxon Mobil Corp.	758,800	76,395,984
Hess Corp.	65,200	6,447,628
Kinder Morgan, Inc.	251,400	9,115,764
Marathon Oil Corp.	196,000	7,824,320
Marathon Petroleum Corp.	155,900	12,171,113
Phillips 66	338,000	27,185,340
Valero Energy Corp.	320,600	16,062,060

		267,112,334

Personal Products — 0.1%
Avon Products, Inc.	220,600	3,222,966

Pharmaceuticals — 5.9%
AbbVie, Inc.	119,800	6,761,512
Actavis PLC*(a)	27,800	6,200,790
Allergan, Inc.	157,800	26,702,916
Bristol-Myers Squibb Co.	315,000	15,280,650
Jazz Pharmaceuticals PLC*	29,600	4,351,496
Johnson & Johnson	462,800	48,418,136
Merck & Co., Inc.	111,500	6,450,275
Pfizer, Inc.	1,550,700	46,024,776

		160,190,551

Professional Services — 0.1%
ManpowerGroup, Inc.	15,500	1,315,175

Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	46,800	4,211,064
Annaly Capital Management, Inc.	411,600	4,704,588
Chambers Street Properties(a)	196,800	1,582,272
Franklin Street Properties Corp.	118,700	1,493,246
Hospitality Properties Trust	174,700	5,310,880
ProLogis, Inc.	125,900	5,173,231
RLJ Lodging Trust	33,700	973,593
Strategic Hotels & Resorts, Inc.*	64,500	755,295
Ventas, Inc.	51,300	3,288,330

		27,492,499

Real Estate Management & Development — 0.9%
CBRE Group, Inc. (Class A Stock)*	457,000	14,642,280
Jones Lang LaSalle, Inc.	72,300	9,137,997

		23,780,277

Road & Rail — 2.4%
CSX Corp.	605,600	18,658,536
Norfolk Southern Corp.	142,000	14,630,260
Union Pacific Corp.	324,200	32,338,950

		65,627,746

Semiconductors & Semiconductor Equipment — 1.8%
Avago Technologies Ltd. (Singapore)	10,600	763,942
Intel Corp.	1,251,200	38,662,080
Skyworks Solutions, Inc.	113,400	5,325,264
Texas Instruments, Inc.	106,400	5,084,856

		49,836,142

Software — 4.7%
ANSYS, Inc.*	26,300	1,994,066

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
CA, Inc.	248,700	$7,147,638
Manhattan Associates, Inc.*	117,600	4,048,968
Microsoft Corp.	1,159,800	48,363,660
Oracle Corp.	1,151,400	46,666,242
Symantec Corp.	841,200	19,263,480

		127,484,054

Specialty Retail — 3.4%
Aaron’s, Inc.	30,000	1,069,200
Bed Bath & Beyond, Inc.*(a)	313,500	17,988,630
Best Buy Co., Inc.	797,300	24,724,273
Express, Inc.*	114,300	1,946,529
Foot Locker, Inc.	203,500	10,321,520
Gap, Inc. (The)	366,500	15,235,405
Home Depot, Inc. (The)	44,400	3,594,624
Ross Stores, Inc.	166,700	11,023,871
TJX Cos., Inc. (The)	119,100	6,330,165

		92,234,217

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	1,132,500	105,243,225
Hewlett-Packard Co.	813,200	27,388,576
Western Digital Corp.	21,300	1,965,990

		134,597,791

Textiles, Apparel & Luxury Goods — 0.8%
Michael Kors Holdings Ltd.*	244,700	21,692,655
Steven Madden Ltd.*	16,600	569,380

		22,262,035

Tobacco — 0.6%
Lorillard, Inc.	55,500	3,383,835
Philip Morris International, Inc.	163,900	13,818,409

		17,202,244

Trading Companies & Distributors — 0.1%
MRC Global, Inc.*	47,200	1,335,288
United Rentals, Inc.*(a)	10,600	1,110,138

		2,445,426

TOTAL LONG-TERM INVESTMENTS (cost $2,338,999,848)		2,674,164,837

SHORT-TERM INVESTMENTS — 4.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 4.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $112,417,175; includes $84,616,368 of cash collateral for securities on loan)(b)(w)(Note 4)	112,417,175	112,417,175

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
(cost $2,399,868) 0.025%	09/18/14	2,400	$2,399,894

TOTAL SHORT-TERM INVESTMENTS (cost $114,817,043)			114,817,069

TOTAL INVESTMENTS — 103.0% (cost $2,453,816,891)			2,788,981,906
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (3.0)%			(82,534,077)

NET ASSETS — 100.0%			$2,706,447,829

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $82,955,972; cash collateral of $84,616,368 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation(1)
Long Position:
320	S&P 500 E-Mini	Sep. 2014	$30,914,180	$31,238,400	$324,220

(1)	U.S. Treasury securities with a market value of $2,279,909 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$65,316,880	$—	$—
Air Freight & Logistics	7,156,272	—	—
Airlines	12,623,973	—	—
Auto Components	4,421,632	—	—
Automobiles	3,434,948	—	—
Banks	143,198,902	—	—
Beverages	72,329,576	—	—
Biotechnology	105,225,635	—	—
Building Products	6,351,198	—	—
Capital Markets	88,637,964	—	—
Chemicals	75,944,951	—	—
Communications Equipment	78,532,580	—	—
Construction & Engineering	3,160,612	—	—
Consumer Finance	20,899,656	—	—
Diversified Consumer Services	3,337,124	—	—
Diversified Financial Services	13,655,824	—	—
Diversified Telecommunication Services	42,626,801	—	—
Electric Utilities	45,933,617	—	—
Electrical Equipment	30,926,760	—	—
Electronic Equipment, Instruments & Components	1,951,228	—	—
Energy Equipment & Services	57,819,429	—	—
Food & Staples Retailing	68,207,748	—	—
Food Products	29,678,999	—	—
Gas Utilities	9,900,127	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Health Care Equipment & Supplies	$54,013,458	$—	$—
Health Care Providers & Services	68,995,750	—	—
Health Care Technology	6,550,660	—	—
Hotels, Restaurants & Leisure	53,141,906	—	—
Household Durables	8,436,732	—	—
Household Products	26,328,789	—	—
Independent Power & Renewable Electricity Producers	11,799,340	—	—
Industrial Conglomerates	59,847,074	—	—
Insurance	71,597,342	—	—
Internet Software & Services	105,927,150	—	—
IT Services	49,281,832	—	—
Machinery	52,992,482	—	—
Media	59,565,206	—	—
Metals & Mining	15,759,333	—	—
Multiline Retail	30,768,954	—	—
Multi-Utilities	13,082,936	—	—
Oil, Gas & Consumable Fuels	267,112,334	—	—
Personal Products	3,222,966	—	—
Pharmaceuticals	160,190,551	—	—
Professional Services	1,315,175	—	—
Real Estate Investment Trusts (REITs)	27,492,499	—	—
Real Estate Management & Development	23,780,277	—	—
Road & Rail	65,627,746	—	—
Semiconductors & Semiconductor Equipment	49,836,142	—	—
Software	127,484,054	—	—
Specialty Retail	92,234,217	—	—
Technology Hardware, Storage & Peripherals	134,597,791	—	—
Textiles, Apparel & Luxury Goods	22,262,035	—	—
Tobacco	17,202,244	—	—
Trading Companies & Distributors	2,445,426	—	—
U. S. Treasury Obligation	—	2,399,894	—
Affiliated Money Market Mutual Fund	112,417,175	—	—
Other Financial Instruments*
Futures	324,220	—	—

Total	$2,786,906,232	$2,399,894	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Oil, Gas & Consumable Fuels	9.9%
Pharmaceuticals	5.9
Banks	5.3
Technology Hardware, Storage & Peripherals	5.0
Software	4.7
Affiliated Money Market Mutual Fund (3.1% represents investments purchased with collateral from securities on loan)	4.1
Internet Software & Services	3.9
Biotechnology	3.9
Specialty Retail	3.4
Capital Markets	3.3
Communications Equipment	2.9
Chemicals	2.8
Beverages	2.7
Insurance	2.6
Health Care Providers & Services	2.6
Food & Staples Retailing	2.5
Road & Rail	2.4
Aerospace & Defense	2.4
Industrial Conglomerates	2.2
Media	2.2
Energy Equipment & Services	2.1
Health Care Equipment & Supplies	2.0
Hotels, Restaurants & Leisure	2.0
Machinery	2.0
Semiconductors & Semiconductor Equipment	1.8
IT Services	1.8
Electric Utilities	1.7
Diversified Telecommunication Services	1.6
Electrical Equipment	1.1
Multiline Retail	1.1
Food Products	1.1
Real Estate Investment Trusts (REITs)	1.0

Household Products	1.0%
Real Estate Management & Development	0.9
Textiles, Apparel & Luxury Goods	0.8
Consumer Finance	0.8
Tobacco	0.6
Metals & Mining	0.6
Diversified Financial Services	0.5
Multi-Utilities	0.5
Airlines	0.5
Independent Power & Renewable Electricity Producers	0.4
Gas Utilities	0.4
Household Durables	0.3
Air Freight & Logistics	0.3
Health Care Technology	0.2
Building Products	0.2
Auto Components	0.2
Automobiles	0.1
Diversified Consumer Services	0.1
Personal Products	0.1
Professional Services	0.1
Construction & Engineering	0.1
Trading Companies & Distributors	0.1
U.S. Treasury Obligations	0.1
Electronic Equipment, Instruments & Components	0.1

103.0
Liabilities in excess of other assets	(3.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and the Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker-variation margin	$324,220	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$3,028,078

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(360,343)

For the six months ended June 30, 2014, the Portfolio’s average value at trade date for futures long position was $27,686,832.

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST QMA LARGE-CAP PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $82,955,972:
Unaffiliated investments (cost $2,341,399,716)	$2,676,564,731
Affiliated investments (cost $112,417,175)	112,417,175
Dividends and interest receivable	2,255,521
Receivable for fund share sold	487,222
Due from broker-variation margin	4,900
Prepaid expenses	3,124

Total Assets	2,791,732,673

LIABILITIES:
Payable to broker for collateral for securities on loan	84,616,368
Advisory fees payable	490,659
Accrued expenses and other liabilities	114,466
Payable for fund share repurchased	33,527
Distribution fee payable	29,459
Affiliated transfer agent fee payable	365

Total Liabilities	85,284,844

NET ASSETS	$2,706,447,829

Net assets were comprised of:
Paid-in capital	$2,123,365,165
Retained earnings	583,082,664

Net assets, June 30, 2014	$2,706,447,829

Net asset value and redemption price per share, $2,706,447,829 / 210,802,000 outstanding shares of beneficial interest	$12.84

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income	$26,225,783
Affiliated income from securities lending, net	29,349
Affiliated dividend income	16,759
Interest income	489

26,272,380

EXPENSES
Advisory fees	9,401,244
Distribution fee	1,313,293
Custodian and accounting fees	93,000
Insurance expenses	18,000
Trustees’ fees	16,000
Audit fee	12,000
Legal fees and expenses	7,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense	237
Miscellaneous	7,344

Total expenses	10,878,118
Less: advisory fee waivers and/or expense reimbursement	(191,299)

Net expenses	10,686,819

NET INVESTMENT INCOME	15,585,561

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	116,288,502
Futures transactions	3,028,078

119,316,580

Net change in unrealized appreciation (depreciation) on:
Investments	89,231,255
Futures	(360,343)

88,870,912

NET GAIN ON INVESTMENTS	208,187,492

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$223,773,053

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	April 29, 2013* through December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$15,585,561	$21,509,788
Net realized gain on investment transactions	119,316,580	91,181,500
Net change in unrealized appreciation (depreciation) on investments	88,870,912	246,618,323

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	223,773,053	359,309,611

FUND SHARE TRANSACTIONS:
Fund share sold [4,096,341 and 264,208,743 shares, respectively]	49,401,749	2,721,115,183
Fund share repurchased [15,439,261 and 42,063,823 shares, respectively]	(189,526,814)	(457,624,953)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(140,125,065)	2,263,490,230

TOTAL INCREASE IN NET ASSETS	83,647,988	2,622,799,841
NET ASSETS:
Beginning of period	2,622,799,841	—

End of period	$2,706,447,829	$2,622,799,841

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 99.3%	Shares	Value (Note 2)
Aerospace & Defense — 1.5%
Astronics Corp.*	86,032	$4,856,506
Hexcel Corp.*	210,516	8,610,104

		13,466,610

Airlines — 2.6%
American Airlines Group, Inc.*	77,753	3,340,269
JetBlue Airways Corp.*(a)	643,370	6,980,565
Spirit Airlines, Inc.*	210,136	13,289,001

		23,609,835

Auto Components — 1.0%
Tenneco, Inc.*	137,759	9,050,766

Banks — 4.2%
Bancorp, Inc. (The)*	125,748	1,497,659
Bank of the Ozarks, Inc.	245,888	8,224,954
CoBiz Financial, Inc.	253,974	2,735,300
Customers Bancorp, Inc.*	90,772	1,816,348
First Internet Bancorp	24,790	510,674
First NBC Bank Holding Co.*	140,370	4,703,799
Opus Bank*(a)	186,251	5,412,454
Pacific Premier Bancorp, Inc.*	125,747	1,771,775
PacWest Bancorp	67,051	2,894,592
Square 1 Financial, Inc.*	107,831	2,049,867
Talmer Bancorp, Inc. (Class A Stock)*	66,924	922,882
UMB Financial Corp.	77,497	4,912,535

		37,452,839

Biotechnology — 7.1%
Acorda Therapeutics, Inc.*	156,065	5,260,951
Adamas Pharmaceuticals, Inc.*	50,751	927,728
Alnylam Pharmaceuticals, Inc.*	93,608	5,913,217
Cepheid, Inc.*(a)	83,974	4,025,714
CTI BioPharma Corp.*(a)	826,729	2,323,108
Cubist Pharmaceuticals, Inc.*	35,577	2,483,986
Enanta Pharmaceuticals, Inc.*(a)	27,363	1,178,524
Epizyme, Inc.*(a)	103,798	3,230,194
Heron Therapeutics, Inc.*	105,650	1,301,608
Intercept Pharmaceuticals, Inc.*(a)	6,437	1,523,187
InterMune, Inc.*	67,680	2,988,072
Intrexon Corp.*(a)	107,618	2,704,440
Isis Pharmaceuticals, Inc.*(a)	73,225	2,522,601
Kite Pharma, Inc.*	7,080	204,754
MacroGenics, Inc.*	85,011	1,847,289
Neurocrine Biosciences, Inc.*	112,833	1,674,442
NPS Pharmaceuticals, Inc.*(a)	160,888	5,317,349
Ophthotech Corp.*(a)	97,430	4,122,263
OvaScience, Inc.*	91,732	841,182
Portola Pharmaceuticals, Inc.*(a)	130,683	3,813,330
Receptos, Inc.*	55,753	2,375,078
Sarepta Therapeutics, Inc.*(a)	96,842	2,884,923
Seattle Genetics, Inc.*(a)	57,722	2,207,867
Ultragenyx Pharmaceutical, Inc.*(a)	14,474	649,738
Verastem, Inc.*	165,695	1,501,197

		63,822,742

Building Products — 2.1%
Apogee Enterprises, Inc.	108,670	3,788,236
PGT, Inc.*	145,407	1,231,597
Trex Co., Inc.*(a)	379,046	10,924,106

COMMON STOCKS (continued)	Shares	Value (Note 2)
Building Products (continued)
USG Corp.*(a)	87,214	$2,627,758

		18,571,697

Capital Markets — 2.1%
Evercore Partners, Inc. (Class A Stock)	73,067	4,211,582
Fortress Investment Group LLC (Class A Stock)(a)	283,720	2,110,877
FXCM, Inc. (Class A Stock)	196,967	2,946,626
Greenhill & Co., Inc.	39,979	1,968,966
Moelis & Co.*	18,046	606,526
Stifel Financial Corp.*	132,176	6,258,534
WisdomTree Investments, Inc.*(a)	37,320	461,275

		18,564,386

Chemicals — 2.6%
Huntsman Corp.	275,161	7,732,024
PolyOne Corp.	158,169	6,665,242
Quaker Chemical Corp.	115,035	8,833,538

		23,230,804

Commercial Services & Supplies — 0.8%
Waste Connections, Inc.	143,676	6,975,470

Communications Equipment — 1.4%
Applied Optoelectronics, Inc.*	118,463	2,748,342
Aruba Networks, Inc.*(a)	202,726	3,551,760
CalAmp Corp.*(a)	75,645	1,638,471
Palo Alto Networks, Inc.*(a)	57,510	4,822,213

		12,760,786

Construction & Engineering — 1.8%
EMCOR Group, Inc.	48,971	2,180,679
Northwest Pipe Co.*	127,307	5,134,291
Primoris Services Corp.	144,870	4,178,051
Tutor Perini Corp.*	157,761	5,007,334

		16,500,355

Construction Materials — 1.1%
Texas Industries, Inc.*(a)	107,067	9,888,708

Consumer Finance — 0.1%
Portfolio Recovery Associates, Inc.*	21,238	1,264,298

Diversified Consumer Services — 0.6%
Chegg, Inc.*	228,730	1,610,259
Grand Canyon Education, Inc.*	54,665	2,512,950
Sotheby’s(a)	33,453	1,404,691

		5,527,900

Diversified Telecommunication Services — 0.7%
8x8, Inc.*	347,436	2,807,283
ORBCOMM, Inc.*	311,941	2,055,691
Vonage Holdings Corp.*	338,953	1,271,074

		6,134,048

Electrical Equipment — 1.1%
Acuity Brands, Inc.	40,250	5,564,563
Thermon Group Holdings, Inc.*	146,800	3,863,776

		9,428,339

Electronic Equipment, Instruments & Components — 3.3%
Coherent, Inc.*	74,892	4,955,604
FARO Technologies, Inc.*	133,353	6,550,299
InvenSense, Inc.*(a)	191,123	4,336,581

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
IPG Photonics Corp.*(a)	140,717	$9,681,330
Methode Electronics, Inc.	79,867	3,051,718
Neonode, Inc.*(a)	259,419	811,981

		29,387,513

Energy Equipment & Services — 0.9%
Forum Energy Technologies, Inc.*	78,140	2,846,640
Geospace Technologies Corp.*(a)	91,947	5,064,441

		7,911,081

Food & Staples Retailing — 1.2%
Fresh Market, Inc. (The)*(a)	108,012	3,615,162
Natural Grocers By Vitamin Cottage, Inc.*(a)	179,967	3,853,093
United Natural Foods, Inc.*	55,280	3,598,728

		11,066,983

Food Products — 1.3%
Pinnacle Foods, Inc.	61,330	2,017,757
WhiteWave Foods Co. (The)*	284,991	9,225,159

		11,242,916

Health Care Equipment & Supplies — 5.0%
Align Technology, Inc.*	67,767	3,797,663
AtriCure, Inc.*	70,730	1,300,017
Cooper Cos., Inc. (The)	52,376	7,098,519
Cyberonics, Inc.*(a)	58,732	3,668,401
Cynosure, Inc. (Class A Stock)*	94,790	2,014,288
Endologix, Inc.*	263,557	4,008,702
Inogen, Inc.*	131,505	2,966,753
K2M Group Holdings, Inc.*	87,850	1,307,208
LDR Holding Corp.*	52,127	1,303,696
Natus Medical, Inc.*	97,508	2,451,351
Sirona Dental Systems, Inc.*(a)	62,187	5,127,940
Spectranetics Corp. (The)*	107,454	2,458,548
Thoratec Corp.*	212,476	7,406,913

		44,909,999

Health Care Providers & Services — 5.2%
Acadia Healthcare Co., Inc.*(a)	164,452	7,482,566
Air Methods Corp.*(a)	131,471	6,790,477
Centene Corp.*	149,149	11,277,156
Hanger, Inc.*	76,035	2,391,301
MWI Veterinary Supply, Inc.*	87,711	12,454,085
Team Health Holdings, Inc.*	117,050	5,845,477

		46,241,062

Health Care Technology — 1.2%
Icad, Inc.*(a)	76,080	487,673
MedAssets, Inc.*	333,535	7,617,939
Medidata Solutions, Inc.*	57,332	2,454,383

		10,559,995

Hotels, Restaurants & Leisure — 4.6%
Bally Technologies, Inc.*(a)	139,610	9,175,169
Chuy’s Holdings, Inc.*(a)	151,482	5,498,797
Diversified Restaurant Holdings, Inc.*(a)	189,293	902,928
Jack in the Box, Inc.	90,857	5,436,883
Multimedia Games Holding Co., Inc.*	204,833	6,071,250
Orient-Express Hotels Ltd. (Class A Stock)*	539,636	7,846,307
Red Robin Gourmet Burgers, Inc.*	59,715	4,251,708

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Scientific Games Corp. (Class A Stock)*	183,284	$2,038,118

		41,221,160

Household Durables — 1.0%
Universal Electronics, Inc.*	181,056	8,850,017

Insurance — 0.9%
Amtrust Financial Services, Inc.(a)	130,710	5,464,985
Enstar Group Ltd.*	18,481	2,785,641

		8,250,626

Internet & Catalog Retail — 1.0%
HomeAway, Inc.*	259,531	9,036,869

Internet Software & Services — 4.3%
Angie’s List, Inc.*(a)	203,706	2,432,250
ChannelAdvisor Corp.*	102,960	2,714,026
Cornerstone OnDemand, Inc.*	118,886	5,471,134
Demandware, Inc.*(a)	88,824	6,161,721
E2open, Inc.*(a)	121,759	2,516,758
Everyday Health, Inc.*	94,599	1,748,190
Global Eagle Entertainment, Inc.*(a)	178,750	2,216,500
Marin Software, Inc.*(a)	148,774	1,751,070
SciQuest, Inc.*	136,056	2,406,831
Trulia, Inc.*(a)	165,208	7,827,555
WebMD Health Corp.*(a)	64,433	3,112,114

		38,358,149

IT Services — 0.6%
EPAM Systems, Inc.*	115,362	5,047,088

Leisure Products — 0.6%
Black Diamond, Inc.*(a)	191,201	2,145,275
Brunswick Corp.	41,770	1,759,770
Malibu Boats, Inc. (Class A Stock)*(a)	91,067	1,830,447

		5,735,492

Life Sciences Tools & Services — 1.1%
Cambrex Corp.*	188,513	3,902,219
NanoString Technologies, Inc.*	183,414	2,742,039
PAREXEL International Corp.*	58,947	3,114,759

		9,759,017

Machinery — 4.2%
Chart Industries, Inc.*	47,416	3,923,200
Colfax Corp.*(a)	98,988	7,378,565
Crane Co.	34,268	2,548,168
Manitowoc Co., Inc. (The)	173,373	5,697,037
Middleby Corp. (The)*(a)	86,076	7,120,207
Proto Labs, Inc.*	37,660	3,085,107
WABCO Holdings, Inc.*	36,959	3,947,960
Woodward, Inc.	80,688	4,048,924

		37,749,168

Media — 0.2%
Carmike Cinemas, Inc.*	55,518	1,950,347

Metals & Mining — 1.1%
RTI International Metals, Inc.*	207,498	5,517,372
US Silica Holdings, Inc.	76,769	4,256,073

		9,773,445

Oil, Gas & Consumable Fuels — 4.4%
Diamondback Energy, Inc.*	59,739	5,304,823

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp.*	130,004	$8,164,251
Magnum Hunter Resources Corp.*(a)	622,512	5,104,598
Penn Virginia Corp.*(a)	338,440	5,736,558
Rice Energy, Inc.*	246,140	7,494,963
Sanchez Energy Corp.*(a)	189,164	7,110,674

		38,915,867

Pharmaceuticals — 1.8%
ANI Pharmaceuticals, Inc.*	42,744	1,472,103
Depomed, Inc.*	157,727	2,192,405
Horizon Pharma, Inc.*(a)	261,929	4,143,717
Pacira Pharmaceuticals, Inc.*(a)	21,005	1,929,519
Theravance Biopharma, Inc. (Cayman Islands)*(a)	54,869	1,749,224
Theravance, Inc.*(a)	115,197	3,430,567
ZS Pharma, Inc.*(a)	35,080	1,008,550

		15,926,085

Professional Services — 1.0%
Advisory Board Co. (The)*	38,084	1,972,751
Kforce, Inc.	182,462	3,950,302
Korn/Ferry International*	79,111	2,323,490
Paylocity Corp.*(a)	52,727	1,140,485

		9,387,028

Real Estate Investment Trusts (REITs) — 0.8%
Geo Group, Inc. (The)	147,026	5,253,239
Two Harbors Investment Corp.	196,381	2,058,073

		7,311,312

Road & Rail — 1.4%
Landstar System, Inc.	72,951	4,668,864
Quality Distribution, Inc.*	176,605	2,624,350
Roadrunner Transportation Systems, Inc.*	178,101	5,004,638

		12,297,852

Semiconductors & Semiconductor Equipment — 4.2%
Cavium, Inc.*	254,322	12,629,630
Inphi Corp.*	177,298	2,602,735
Kulicke & Soffa Industries, Inc. (Singapore)* .	155,603	2,218,899
Microsemi Corp.*	171,944	4,601,221
PDF Solutions, Inc.*	91,600	1,943,752
Pixelworks, Inc.*	75,223	569,438
SunEdison, Inc.*(a)	169,085	3,821,321
Teradyne, Inc.	130,717	2,562,053
Veeco Instruments, Inc.*(a)	167,784	6,251,632

		37,200,681

Software — 6.5%
Aspen Technology, Inc.*	138,892	6,444,589
Concur Technologies, Inc.*(a)	25,560	2,385,770
Fortinet, Inc.*	174,355	4,381,541
Glu Mobile, Inc.*(a)	639,175	3,195,875
Guidewire Software, Inc.*	131,714	5,355,491
Imperva, Inc.*	176,617	4,623,833
NICE Systems Ltd. (Israel), ADR	111,501	4,550,356
Proofpoint, Inc.*	154,915	5,803,116
PTC, Inc.*	79,541	3,086,191
QLIK Technologies, Inc.*	158,587	3,587,238
Qualys, Inc.*	144,603	3,711,959
Tableau Software, Inc. (Class A Stock)*	29,925	2,134,550

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued.)
Ultimate Software Group, Inc. (The)*	52,152	$7,205,842
Varonis Systems, Inc.*	67,921	1,970,388

		58,436,739

Specialty Retail — 6.1%
Christopher & Banks Corp.*	323,256	2,831,723
Five Below, Inc.*(a)	52,448	2,093,200
Genesco, Inc.*	209,184	17,180,282
Lithia Motors, Inc. (Class A Stock)	55,091	5,182,410
Lumber Liquidators Holdings, Inc.*(a)	25,605	1,944,700
MarineMax, Inc.*	182,464	3,054,447
Outerwall, Inc.*(a)	45,288	2,687,843
Penske Automotive Group, Inc.	79,722	3,946,239
Tile Shop Holdings, Inc.*(a)	319,967	4,892,295
Tilly’s, Inc. (Class A Stock)*	99,055	796,402
Vitamin Shoppe, Inc.*(a)	221,982	9,549,666

		54,159,207

Technology Hardware, Storage & Peripherals — 0.1%
Transact Technologies, Inc.	80,606	835,078

Textiles, Apparel & Luxury Goods — 1.9%
Deckers Outdoor Corp.*(a)	53,975	4,659,662
Kate Spade & Co.*	86,880	3,313,603
Steven Madden Ltd.*	130,305	4,469,461
Vince Holding Corp.*	120,264	4,404,068

		16,846,794

Thrifts & Mortgage Finance — 1.1%
Home Loan Servicing Solutions Ltd.	237,735	5,403,717
MGIC Investment Corp.*(a)	442,510	4,088,792

		9,492,509

Trading Companies & Distributors — 1.0%
H&E Equipment Services, Inc.*	131,199	4,767,772
WESCO International, Inc.*(a)	47,670	4,117,735

		8,885,507

Transportation Infrastructure — 0.5%
Wesco Aircraft Holdings, Inc.*	233,791	4,666,468

TOTAL COMMON STOCKS (cost $744,057,573)		887,661,637

	Units
WARRANTS*
Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp., expiring 04/15/16(a) (cost $0)	52,011	57,212

TOTAL LONG-TERM INVESTMENTS (cost $744,057,573)		887,718,849

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 21.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $188,352,804; includes $181,610,280 of cash collateral for securities on loan)(b)(w)(Note 4)	188,352,804	$188,352,804

TOTAL INVESTMENTS — 120.4% (cost $932,410,377)		1,076,071,653
LIABILITIES IN EXCESS OF OTHER ASSETS — (20.4)%		(182,534,737)

NET ASSETS — 100.0%		$893,536,916

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $176,855,338; cash collateral of $181,610,280 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$13,466,610	$—	$—
Airlines	23,609,835	—	—
Auto Components	9,050,766	—	—
Banks	37,452,839	—	—
Biotechnology	63,822,742	—	—
Building Products	18,571,697	—	—
Capital Markets	18,564,386	—	—
Chemicals	23,230,804	—	—
Commercial Services & Supplies	6,975,470	—	—
Communications Equipment	12,760,786	—	—
Construction & Engineering	16,500,355	—	—
Construction Materials	9,888,708	—	—
Consumer Finance	1,264,298	—	—
Diversified Consumer Services	5,527,900	—	—
Diversified Telecommunication Services	6,134,048	—	—
Electrical Equipment	9,428,339	—	—
Electronic Equipment, Instruments & Components	29,387,513	—	—
Energy Equipment & Services	7,911,081	—	—
Food & Staples Retailing	11,066,983	—	—
Food Products	11,242,916	—	—
Health Care Equipment & Supplies	44,909,999	—	—
Health Care Providers & Services	46,241,062	—	—
Health Care Technology	10,559,995	—	—
Hotels, Restaurants & Leisure	41,221,160	—	—
Household Durables	8,850,017	—	—
Insurance	8,250,626	—	—
Internet & Catalog Retail	9,036,869	—	—
Internet Software & Services	38,358,149	—	—
IT Services	5,047,088	—	—
Leisure Products	5,735,492	—	—
Life Sciences Tools & Services	9,759,017	—	—
Machinery	37,749,168	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Media	$1,950,347	$—	$—
Metals & Mining	9,773,445	—	—
Oil, Gas & Consumable Fuels	38,915,867	—	—
Pharmaceuticals	15,926,085	—	—
Professional Services	9,387,028	—	—
Real Estate Investment Trusts (REITs)	7,311,312	—	—
Road & Rail	12,297,852	—	—
Semiconductors & Semiconductor Equipment	37,200,681	—	—
Software	58,436,739	—	—
Specialty Retail	54,159,207	—	—
Technology Hardware, Storage & Peripherals	835,078	—	—
Textiles, Apparel & Luxury Goods	16,846,794	—	—
Thrifts & Mortgage Finance	9,492,509	—	—
Trading Companies & Distributors	8,885,507	—	—
Transportation Infrastructure	4,666,468	—	—
Warrants
Oil, Gas & Consumable Fuels	—	—	57,212
Affiliated Money Market Mutual Fund	188,352,804	—	—

Total	$1,076,014,441	$—	$57,212

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (20.3% represents investments purchased with collateral from securities on loan)	21.1%
Biotechnology	7.1
Software	6.5
Specialty Retail	6.1
Health Care Providers & Services	5.2
Health Care Equipment & Supplies	5.0
Hotels, Restaurants & Leisure	4.6
Oil, Gas & Consumable Fuels	4.4
Internet Software & Services	4.3
Machinery	4.2
Banks	4.2
Semiconductors & Semiconductor Equipment	4.2
Electronic Equipment, Instruments & Components	3.3
Airlines	2.6
Chemicals	2.6
Building Products	2.1
Capital Markets	2.1
Textiles, Apparel & Luxury Goods	1.9
Construction & Engineering	1.8
Pharmaceuticals	1.8
Aerospace & Defense	1.5
Communications Equipment	1.4
Road & Rail	1.4
Food Products	1.3
Food & Staples Retailing	1.2
Health Care Technology	1.2
Construction Materials	1.1
Metals & Mining	1.1
Life Sciences Tools & Services	1.1
Thrifts & Mortgage Finance	1.1
Electrical Equipment	1.1
Professional Services	1.0
Auto Components	1.0
Internet & Catalog Retail	1.0

Trading Companies & Distributors	1.0%
Household Durables	1.0
Insurance	0.9
Energy Equipment & Services	0.9
Real Estate Investment Trusts (REITs)	0.8
Commercial Services & Supplies	0.8
Diversified Telecommunication Services	0.7
Leisure Products	0.6
Diversified Consumer Services	0.6
IT Services	0.6
Transportation Infrastructure	0.5
Media	0.2
Consumer Finance	0.1
Technology Hardware, Storage & Peripherals	0.1

120.4
Liabilities in excess of other assets	(20.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$57,212	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)
Equity contracts	$57,212

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio did not have any realized gain or (loss) on derivatives recognized in income.

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST SMALL-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $176,855,338:
Unaffiliated investments (cost $744,057,573)	$887,718,849
Affiliated investments (cost $188,352,804)	188,352,804
Receivable for investments sold	4,421,277
Receivable for fund share sold	447,137
Dividends and interest receivable	300,745
Prepaid expenses	2,142

Total Assets	1,081,242,954

LIABILITIES:
Payable to broker for collateral for securities on loan	181,610,280
Payable for investments purchased	4,763,921
Payable for fund share repurchased	904,592
Advisory fees payable	351,515
Accrued expenses and other liabilities	65,002
Distribution fee payable	9,666
Deferred trustees’ fees	697
Affiliated transfer agent fee payable	365

Total Liabilities	187,706,038

NET ASSETS	$893,536,916

Net assets were comprised of:
Paid-in capital	$584,982,090
Retained earnings	308,554,826

Net assets, June 30, 2014	$893,536,916

Net asset value and redemption price per share, $893,536,916 / 29,059,865 outstanding shares of beneficial interest	$30.75

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $5,352 foreign withholding tax)	$2,022,411
Affiliated income from securities lending, net	781,241
Affiliated dividend income	10,662
Interest income	20

2,814,334

EXPENSES
Advisory fees	3,820,630
Distribution fee	435,322
Custodian and accounting fees	75,000
Audit fee	10,000
Trustees’ fees	9,000
Commitment fee on syndicated credit agreement	7,000
Insurance expenses	6,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Loan interest expense	192
Miscellaneous	4,709

Total expenses	4,380,853

NET INVESTMENT LOSS	(1,566,519)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	79,190,805
Net change in unrealized appreciation (depreciation) on investments	(73,481,412)

NET GAIN ON INVESTMENTS	5,709,393

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,142,874

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(1,566,519)	$(2,263,740)
Net realized gain on investment transactions	79,190,805	52,329,105
Net change in unrealized appreciation (depreciation) on investments	(73,481,412)	177,245,110

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,142,874	227,310,475

FUND SHARE TRANSACTIONS:
Fund share sold [1,787,215 and 11,086,247 shares, respectively]	53,141,382	291,224,271
Fund share repurchased [1,931,098 and 10,100,040 shares, respectively]	(58,352,651)	(263,292,029)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(5,211,269)	27,932,242

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,068,395)	255,242,717
NET ASSETS:
Beginning of period	894,605,311	639,362,594

End of period	$893,536,916	$894,605,311

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 98.5%	Shares	Value (Note 2)
Aerospace & Defense — 2.1%
AAR Corp.	91,100	$2,510,716
Curtiss-Wright Corp.	82,621	5,416,633
Engility Holdings, Inc.*	65,400	2,502,204
Huntington Ingalls Industries, Inc.	32,610	3,084,580
Moog, Inc. (Class A Stock)*	5,750	419,117
Teledyne Technologies, Inc.*	28,118	2,732,226
Triumph Group, Inc.	133,158	9,297,091

		25,962,567

Air Freight & Logistics — 0.1%
Park Ohio Holdings Corp.	13,000	755,430

Airlines — 0.6%
Hawaiian Holdings, Inc.*(a)	211,500	2,899,665
Republic Airways Holdings, Inc.*	165,400	1,792,936
SkyWest, Inc.	210,400	2,571,088

		7,263,689

Auto Components — 1.2%
Cooper Tire & Rubber Co.	151,700	4,551,000
Dana Holding Corp.(a)	213,165	5,205,489
Remy International, Inc.	35,200	821,920
Stoneridge, Inc.*	153,900	1,649,808
Superior Industries International, Inc.	87,670	1,807,755

		14,035,972

Banks — 14.9%
1st Source Corp.	6,100	186,782
Ameris Bancorp*	30,000	646,800
Banco Latinoamericano de Comercio Exterior SA (Panama)	19,900	590,433
Bank of Kentucky Financial Corp. (The)	4,800	166,992
Bank of Marin Bancorp	7,200	328,248
BankUnited, Inc.	259,801	8,698,137
Banner Corp.	15,500	614,265
BBCN Bancorp, Inc.	29,900	476,905
BNC Bancorp	8,400	143,388
Boston Private Financial Holdings, Inc.	166,721	2,240,730
Camden National Corp.	4,800	186,048
Cardinal Financial Corp.	91,402	1,687,281
Cathay General Bancorp	29,700	759,132
Center Bancorp, Inc.	7,200	138,456
Chemical Financial Corp.	12,485	350,579
Citizens & Northern Corp.	20,700	403,443
City Holding Co.	23,400	1,055,808
CoBiz Financial, Inc.	2,252	24,254
Columbia Banking System, Inc.	13,471	354,422
Community Bank System, Inc.	2,100	76,020
Community Trust Bancorp, Inc.	23,546	805,744
CommunityOne Bancorp*	19,900	193,030
ConnectOne Bancorp, Inc.*	2,800	139,692
Customers Bancorp, Inc.*	99,040	1,981,790
CVB Financial Corp.	145,000	2,324,350
Eagle Bancorp, Inc.*	95,728	3,230,820
East West Bancorp, Inc.	24,283	849,662
Enterprise Financial Services Corp.	47,500	857,850
Fidelity Southern Corp.	45,775	594,617
Financial Institutions, Inc.	24,800	580,816
First BanCorp*	63,500	345,440
First Bancorp	9,600	176,160

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
First Bancorp, Inc.	3,000	$52,380
First Busey Corp.	61,100	354,991
First Business Financial Services, Inc.	5,600	263,368
First Citizens BancShares, Inc. (Class A Stock)	2,200	539,000
First Commonwealth Financial Corp.	191,200	1,762,864
First Community Bancshares, Inc.	36,700	525,911
First Financial Bancorp	38,400	660,864
First Financial Corp.	7,800	251,082
First Horizon National Corp.	254,665	3,020,327
First Interstate Bancsystem, Inc.	80,200	2,179,836
First Merchants Corp.	55,400	1,171,156
First Midwest Bancorp, Inc.	321,357	5,472,710
First NBC Bank Holding Co.*	108,542	3,637,242
First Niagara Financial Group, Inc.	65,517	572,619
First of Long Island Corp. (The)	4,800	187,584
First Republic Bank	74,940	4,120,950
FirstMerit Corp.	627,697	12,397,016
Flushing Financial Corp.	24,300	499,365
German American Bancorp, Inc.	4,800	129,984
Great Southern Bancorp, Inc.	15,600	499,980
Hampton Roads Bankshares, Inc.*	33,100	57,263
Hancock Holding Co.	137,021	4,839,582
Hanmi Financial Corp.	226,375	4,771,985
Horizon Bancorp	18,200	397,488
Iberiabank Corp.	203,844	14,103,966
Independent Bank Corp.	22,800	875,064
Investors Bancorp, Inc.	303,448	3,353,100
MainSource Financial Group, Inc.	36,600	631,350
MB Financial, Inc.	60,902	1,647,399
Merchants Bancshares, Inc.	4,800	153,504
National Penn Bancshares, Inc.	404,222	4,276,669
NBT Bancorp, Inc.	53,438	1,283,581
PacWest Bancorp	126,910	5,478,705
Park Sterling Corp.	46,572	306,909
Peoples Bancorp, Inc.	20,900	552,805
Peoples Financial Services Corp.	5,200	267,228
Pinnacle Financial Partners, Inc.	104,410	4,122,107
Preferred Bank*	51,000	1,205,640
PrivateBancorp, Inc.	143,500	4,170,110
Republic Bancorp, Inc. (Class A Stock)	12,246	290,475
Sierra Bancorp	26,900	425,020
Signature Bank*	65,060	8,209,271
Simmons First National Corp. (Class A Stock)	8,400	330,876
South State Corp.	10,611	647,271
Southside Bancshares, Inc.(a)	16,517	478,332
Southwest Bancorp, Inc.	99,633	1,699,739
Square 1 Financial, Inc. (Class A Stock)*	10,600	201,506
Sterling Bancorp	131,699	1,580,388
Stock Yards Bancorp, Inc.	7,800	233,220
Susquehanna Bancshares, Inc.	65,512	691,807
SVB Financial Group*	87,890	10,249,732
Taylor Capital Group, Inc.*	13,900	297,182
TCF Financial Corp.	249,477	4,083,938
Tompkins Financial Corp.	75,377	3,631,664
Tristate Capital Holdings, Inc.*	19,600	276,948
Trustmark Corp.	17,500	432,075
UMB Financial Corp.	55,000	3,486,450
Umpqua Holdings Corp.	141,572	2,536,970

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Union Bankshares Corp.	16,422	$421,224
Webster Financial Corp.	25,300	797,962
WesBanco, Inc.	82,000	2,545,280
West Bancorp., Inc.	36,800	560,464
Wilshire Bancorp, Inc.	261,100	2,681,497
Wintrust Financial Corp.	247,820	11,399,720
Yadkin Financial Corp.*	35,300	665,052

		180,855,841

Biotechnology — 0.5%
Aegerion Pharmaceuticals, Inc.*	30,800	988,372
Alnylam Pharmaceuticals, Inc.*	300	18,951
Applied Genetic Technologies Corp.*(a)	8,000	184,800
Ardelyx, Inc.*	25,600	408,832
Auspex Pharmaceuticals, Inc.*	2,200	48,994
Cara Therapeutics, Inc.*(a)	30,000	510,600
Celldex Therapeutics, Inc.*(a)	48,200	786,624
Dicerna Pharmaceuticals, Inc.*(a)	26,200	591,334
Eleven Biotherapeutics, Inc.*(a)	6,500	85,670
Flexion Therapeutics, Inc.*	9,200	124,016
Kite Pharma, Inc.*	11,300	326,796
Ultragenyx Pharmaceutical, Inc.*	18,400	825,976
XOMA Corp.*	220,900	1,013,931
Zafgen, Inc.*(a)	10,700	211,646

		6,126,542

Building Products — 0.1%
Gibraltar Industries, Inc.*	95,025	1,473,838

Capital Markets — 2.7%
Affiliated Managers Group, Inc.*	41,300	8,483,020
Arlington Asset Investment Corp. (Class A Stock)	100,300	2,741,199
BGC Partners, Inc. (Class A Stock)	118,400	880,896
Cowen Group, Inc. (Class A Stock)*	291,614	1,230,611
Federated Investors, Inc. (Class B Stock)(a)	62,099	1,920,101
Greenhill & Co., Inc.	33,558	1,652,731
HFF, Inc. (Class A Stock)	50,662	1,884,120
Investment Technology Group, Inc.*	55,400	935,152
Manning & Napier, Inc.	11,400	196,764
Moelis & Co.*	26,500	890,665
Piper Jaffray Cos*	49,600	2,567,792
Raymond James Financial, Inc.	93,150	4,725,499
Waddell & Reed Financial, Inc. (Class A Stock)	80,530	5,040,373

		33,148,923

Chemicals — 2.0%
Axiall Corp.	45,900	2,169,693
Cytec Industries, Inc.	33,773	3,560,350
FutureFuel Corp.	4,800	79,632
GSE Holding, Inc.*	14,300	858
Hawkins, Inc.	3,100	115,134
Innophos Holdings, Inc.	52,199	3,005,096
Innospec, Inc.	5,400	233,118
Koppers Holdings, Inc.	111,570	4,267,553
Kraton Performance Polymers, Inc.*	90,520	2,026,743
Kronos Worldwide, Inc.	14,000	219,380
Minerals Technologies, Inc.	39,100	2,564,178
PolyOne Corp.	36,530	1,539,374
Schulman (A.), Inc.	44,800	1,733,760

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Sensient Technologies Corp.	50,100	$2,791,572
Zep, Inc.	33,500	591,610

		24,898,051

Commercial Services & Supplies — 3.6%
ABM Industries, Inc.	127,100	3,429,158
ACCO Brands Corp.*(a)	845,840	5,421,834
ARC Document Solutions, Inc.*	62,100	363,906
Brady Corp. (Class A Stock)	29,600	884,152
Cenveo, Inc.*(a)	322,200	1,195,362
Clean Harbors, Inc.*(a)	76,550	4,918,338
G&K Services, Inc. (Class A Stock)	45,784	2,383,973
Herman Miller, Inc.	52,320	1,582,157
Interface, Inc.	76,028	1,432,368
KAR Auction Services, Inc.	140,496	4,477,608
Kimball International, Inc. (Class B Stock)	202,800	3,390,816
Quad/Graphics, Inc.	94,300	2,109,491
RR Donnelley & Sons Co.	30,634	519,553
Steelcase, Inc. (Class A Stock)	88,900	1,345,057
Team, Inc.*	58,468	2,398,357
Tetra Tech, Inc.	181,797	4,999,418
United Stationers, Inc.	42,900	1,779,063
Viad Corp.	49,200	1,172,928

		43,803,539

Communications Equipment — 1.7%
ARRIS Group, Inc.*	168,100	5,468,293
Bel Fuse, Inc. (Class B Stock)	43,700	1,121,779
Black Box Corp.	35,160	824,150
Digi International, Inc.*	332,170	3,129,041
InterDigital, Inc.	71,920	3,437,776
Ixia*	215,571	2,463,977
Plantronics, Inc.	94,810	4,555,621

		21,000,637

Construction & Engineering — 1.3%
EMCOR Group, Inc.	246,443	10,974,107
Orion Marine Group, Inc.*	153,420	1,661,539
Tutor Perini Corp.*	95,683	3,036,978

		15,672,624

Consumer Finance — 0.9%
Cash America International, Inc.	84,300	3,745,449
EZCORP, Inc. (Class A Stock)*	20,500	236,775
Green Dot Corp. (Class A Stock)*	249,100	4,727,918
JGWPT Holdings, Inc. (Class A Stock)*	27,700	311,902
Nelnet, Inc. (Class A Stock)	33,100	1,371,333
Regional Management Corp.*	8,432	130,443

		10,523,820

Containers & Packaging — 1.0%
Berry Plastics Group, Inc.*	79,894	2,061,265
Graphic Packaging Holding Co.*	230,500	2,696,850
Greif, Inc. (Class A Stock)	54,358	2,965,772
Rock-Tenn Co. (Class A Stock)	12,300	1,298,757
Silgan Holdings, Inc.	53,524	2,720,090

		11,742,734

Distributors
Core-Mark Holding Co., Inc.	7,200	328,536

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Consumer Services — 0.6%
2U, Inc.*(a)	25,100	$421,931
Chegg, Inc.*(a)	109,900	773,696
LifeLock, Inc.*	65,700	917,172
Matthews International Corp. (Class A Stock)(a)	79,245	3,294,215
ServiceMaster Global Holdings, Inc.*	56,000	1,020,880
Sotheby’s(a)	20,810	873,812
Steiner Leisure Ltd.*	13,452	582,337

		7,884,043

Diversified Financial Services — 0.1%
PHH Corp.*(a)	46,600	1,070,868

Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings, Inc.	55,580	1,920,289
IDT Corp. (Class B Stock)	16,600	289,172
Inteliquent, Inc.	259,100	3,593,717
Intelsat SA*	95,100	1,791,684

		7,594,862

Electric Utilities — 3.5%
Cleco Corp.	135,539	7,990,024
El Paso Electric Co.	38,700	1,556,127
Empire District Electric Co. (The)	27,900	716,472
Great Plains Energy, Inc.	259,062	6,960,996
IDACORP, Inc.	100,621	5,818,912
MGE Energy, Inc.	45,905	1,813,706
PNM Resources, Inc.	47,300	1,387,309
Portland General Electric Co.	337,706	11,708,267
UIL Holdings Corp.	11,300	437,423
Unitil Corp.	14,900	504,067
UNS Energy Corp.	36,700	2,217,047
Westar Energy, Inc.(a)	31,400	1,199,166

		42,309,516

Electrical Equipment — 0.8%
EnerSys	47,700	3,281,283
General Cable Corp.(a)	111,339	2,856,959
Regal-Beloit Corp.	44,668	3,509,118

		9,647,360

Electronic Equipment, Instruments & Components — 2.8%
AVX Corp.	315,790	4,193,691
Belden, Inc.	32,011	2,501,980
Benchmark Electronics, Inc.*	134,400	3,424,512
Coherent, Inc.*	39,161	2,591,283
GSI Group, Inc.*	38,600	491,378
Insight Enterprises, Inc.*	60,700	1,865,918
Littelfuse, Inc.	11,100	1,031,745
Park Electrochemical Corp.	242,670	6,845,721
Sanmina Corp.*	272,068	6,197,709
ScanSource, Inc.*	8,400	319,872
Zebra Technologies Corp. (Class A Stock)*	49,497	4,074,593

		33,538,402

Energy Equipment & Services — 2.8%
Basic Energy Services, Inc.*	32,700	955,494
C&J Energy Services, Inc.*	158,000	5,337,240
Dawson Geophysical Co.	22,900	656,085
Forum Energy Technologies, Inc.*	36,900	1,344,267
Gulf Island Fabrication, Inc.	86,300	1,857,176
Helix Energy Solutions Group, Inc.*	90,600	2,383,686

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services (continued)
ION Geophysical Corp.*	170,000	$717,400
Key Energy Services, Inc.*	431,850	3,947,109
Matrix Service Co.*	24,910	816,799
McDermott International, Inc.*(a)	496,340	4,015,391
Natural Gas Services Group, Inc.*	71,440	2,361,806
Parker Drilling Co.*	210,500	1,372,460
Superior Energy Services, Inc.	31,269	1,130,062
Tesco Corp.	22,232	474,431
TETRA Technologies, Inc.*	293,300	3,455,074
Tidewater, Inc.	50,180	2,817,607
Willbros Group, Inc.*	66,100	816,335

		34,458,422

Food & Staples Retailing — 2.1%
Andersons, Inc. (The)	28,750	1,482,925
Casey’s General Stores, Inc.	34,451	2,421,561
Pantry, Inc. (The)*	489,915	7,936,623
Rite Aid Corp.*	787,600	5,647,092
Roundy’s, Inc.	115,300	635,303
SpartanNash Co.	102,800	2,159,828
Susser Holdings Corp.*(a)	16,234	1,310,408
Weis Markets, Inc.	99,740	4,561,110

		26,154,850

Food Products — 1.2%
Chiquita Brands International, Inc.*	297,000	3,222,450
Darling International, Inc.*	218,590	4,568,531
Pinnacle Foods, Inc.	43,300	1,424,570
Snyder’s-Lance, Inc.	66,284	1,753,875
TreeHouse Foods, Inc.*	38,719	3,100,230

		14,069,656

Gas Utilities — 1.0%
Chesapeake Utilities Corp.	7,800	556,374
Laclede Group, Inc. (The)	44,750	2,172,613
New Jersey Resources Corp.	40,999	2,343,503
Northwest Natural Gas Co.	44,620	2,103,833
South Jersey Industries, Inc.	2,900	175,189
Southwest Gas Corp.	47,100	2,486,409
WGL Holdings, Inc.	61,010	2,629,531

		12,467,452

Health Care Equipment & Supplies — 0.7%
Cynosure, Inc. (Class A Stock)*	50,400	1,071,000
Greatbatch, Inc.*	9,600	470,976
K2M Group Holdings, Inc.*	3,200	47,616
Natus Medical, Inc.*	9,957	250,319
NuVasive, Inc.*	90,000	3,201,300
OraSure Technologies, Inc.*	45,100	388,311
Teleflex, Inc.	25,850	2,729,760
TriVascular Technologies, Inc.*	11,600	180,612

		8,339,894

Health Care Providers & Services — 1.8%
Amsurg Corp.*	83,462	3,803,363
Brookdale Senior Living, Inc.*	24,290	809,828
Community Health Systems, Inc.*	14,482	657,048
Cross Country Healthcare, Inc.*	388,490	2,532,955
HealthSouth Corp.	65,909	2,364,156
Kindred Healthcare, Inc.	33,300	769,230
LifePoint Hospitals, Inc.*	99,132	6,156,097

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
Molina Healthcare, Inc.*(a)	70,300	$3,137,489
RadNet, Inc.*	13,469	89,299
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	31,100	557,623
WellCare Health Plans, Inc.*	18,400	1,373,744

		22,250,832

Health Care Technology
Imprivata, Inc.*	7,300	119,574

Hotels, Restaurants & Leisure — 0.5%
Cracker Barrel Old Country Store, Inc.	8,403	836,687
La Quinta Holdings, Inc.*(a)	26,200	501,468
Ruth’s Hospitality Group, Inc.	127,600	1,575,860
Scientific Games Corp. (Class A Stock)*	133,611	1,485,754
Speedway Motorsports, Inc.	32,318	589,803
Zoe’s Kitchen, Inc.*(a)	15,000	515,700

		5,505,272

Household Durables — 1.3%
Century Communities, Inc.*	28,500	631,275
Ethan Allen Interiors, Inc.	49,362	1,221,216
GoPro, Inc. (Class A Stock)*	8,800	356,840
Helen of Troy Ltd.*	101,300	6,141,819
Lifetime Brands, Inc.	41,500	652,380
Ryland Group, Inc. (The)(a)	83,320	3,286,141
Skullcandy, Inc.*	170,551	1,236,495
Universal Electronics, Inc.*	29,500	1,441,960
WCI Communities, Inc.*	56,550	1,091,981

		16,060,107

Household Products
Central Garden & Pet Co. (Class A Stock)*	18,300	168,360

Independent Power & Renewable Electricity Producers — 0.4%
Dynegy, Inc.*	137,900	4,798,920

Insurance — 5.8%
Allied World Assurance Co. Holdings AG	183,000	6,957,660
American Equity Investment Life Holding Co.	222,700	5,478,420
AMERISAFE, Inc.	51,400	2,090,438
AmTrust Financial Services, Inc.(a)	31,969	1,336,624
Aspen Insurance Holdings Ltd.	32,500	1,476,150
Assured Guaranty Ltd.	52,200	1,278,900
Axis Capital Holdings Ltd.	140,330	6,213,812
CNO Financial Group, Inc.	341,046	6,070,619
Employers Holdings, Inc.	164,560	3,485,381
Endurance Specialty Holdings Ltd.*	67,589	3,486,916
Fidelity & Guaranty Life	15,708	376,049
Hanover Insurance Group, Inc. (The)	82,515	5,210,822
Hilltop Holdings, Inc.*	138,100	2,936,006
Horace Mann Educators Corp.	145,867	4,561,261
Infinity Property & Casualty Corp.	57,292	3,851,741
Maiden Holdings Ltd.	215,700	2,607,813
Platinum Underwriters Holdings Ltd.	50,297	3,261,760
ProAssurance Corp.	74,020	3,286,488
Reinsurance Group of America, Inc.	32,270	2,546,103
Selective Insurance Group, Inc.	41,200	1,018,464
Stewart Information Services Corp.(a)	18,000	558,180
Symetra Financial Corp.	91,200	2,073,888

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
United Fire Group, Inc.	17,400	$510,168

		70,673,663

Internet & Catalog Retail
Coupons.com, Inc.*(a)	12,600	331,506

Internet Software & Services — 0.3%
Digital River, Inc.*	29,400	453,642
Five9, Inc.*	15,800	113,760
Intralinks Holdings, Inc.*	75,600	672,084
OPOWER, Inc.*	900	16,965
Q2 Holdings, Inc.*(a)	1,500	21,390
WebMD Health Corp.*(a)	49,600	2,395,680

		3,673,521

IT Services — 1.1%
Convergys Corp.	154,782	3,318,526
CSG Systems International, Inc.	3,600	93,996
ExlService Holdings, Inc.*	86,505	2,547,572
Global Cash Access Holdings, Inc.*	23,500	209,150
Heartland Payment Systems, Inc.	58,555	2,413,052
Unisys Corp.*	180,700	4,470,518

		13,052,814

Leisure Products — 0.4%
Arctic Cat, Inc.	61,073	2,407,498
Callaway Golf Co.(a)	353,881	2,944,290

		5,351,788

Life Sciences Tools & Services — 0.7%
Charles River Laboratories International, Inc.*	76,441	4,091,122
PerkinElmer, Inc.	87,122	4,080,794

		8,171,916

Machinery — 3.8%
Actuant Corp. (Class A Stock)	72,930	2,521,190
Altra Industrial Motion Corp.	70,164	2,553,268
Briggs & Stratton Corp.	122,900	2,514,534
EnPro Industries, Inc.*(a)	35,690	2,611,080
Global Brass & Copper Holdings, Inc.	48,800	824,720
Harsco Corp.	195,070	5,194,714
Hurco Cos., Inc.	3,800	107,160
Hyster-Yale Materials Handling, Inc.	18,400	1,629,136
ITT Corp.	87,123	4,190,616
Kadant, Inc.	99,983	3,844,346
LB Foster Co. (Class A Stock)	29,400	1,591,128
Middleby Corp. (The)*	500	41,360
NN, Inc.	13,500	345,330
RBC Bearings, Inc.	73,515	4,708,636
Snap-on, Inc.	27,130	3,215,448
Standex International Corp.	3,100	230,888
Terex Corp.(a)	43,271	1,778,438
Trimas Corp.*	115,053	4,386,971
Watts Water Technologies, Inc. (Class A Stock)	62,476	3,856,643

		46,145,606

Marine — 0.3%
Diana Shipping, Inc. (Greece)*(a)	178,134	1,939,879

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Marine (continued)
Matson, Inc.	46,300	$1,242,692

		3,182,571

Media — 0.7%
AMC Entertainment Holdings, Inc. (Class A Stock)	12,600	313,362
Entercom Communications Corp. (Class A Stock)*(a)	29,500	316,535
Eros International PLC*	24,200	367,114
EW Scripps Co. (The) (Class A Stock)*	131,800	2,788,888
Journal Communications, Inc. (Class A Stock)*	118,900	1,054,643
Live Nation Entertainment, Inc.*	26,000	641,940
Markit Ltd.*	48,500	1,308,530
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	39,716	1,380,131

		8,171,143

Metals & Mining — 2.0%
Allegheny Technologies, Inc.	70,275	3,169,403
Ampco-Pittsburgh Corp.	21,800	500,092
Carpenter Technology Corp.	29,680	1,877,260
Commercial Metals Co.	224,290	3,882,460
Globe Specialty Metals, Inc.	27,300	567,294
Haynes International, Inc.	37,180	2,104,016
Horsehead Holding Corp.*(a)	197,680	3,609,637
RTI International Metals, Inc.*	111,708	2,970,316
Steel Dynamics, Inc.	101,710	1,825,695
Worthington Industries, Inc.	98,900	4,256,656

		24,762,829

Multiline Retail — 0.4%
Burlington Stores, Inc.*(a)	100,290	3,195,239
Dillard’s, Inc. (Class A Stock)	15,900	1,854,099

		5,049,338

Multi-Utilities — 0.2%
NorthWestern Corp.	38,600	2,014,534

Oil, Gas & Consumable Fuels — 3.9%
Bill Barrett Corp.*(a)	89,660	2,401,095
Carrizo Oil & Gas, Inc.*(a)	74,336	5,148,512
Cloud Peak Energy, Inc.*	137,720	2,536,802
CVR Energy, Inc.(a)	11,800	568,642
Delek US Holdings, Inc.	94,400	2,664,912
Energy XXI Bermuda Ltd.	53,819	1,271,743
Equal Energy Ltd.	34,300	185,906
EXCO Resources, Inc.	262,000	1,543,180
Goodrich Petroleum Corp.*(a)	55,292	1,526,059
Green Plains, Inc.	109,300	3,592,691
Jones Energy, Inc. (Class A Stock)*	58,521	1,199,681
Knightsbridge Tankers Ltd. (Bermuda)	75,000	1,064,250
Memorial Resource Development Corp.*	15,600	380,016
Northern Oil and Gas, Inc.*(a)	147,095	2,396,178
Oasis Petroleum, Inc.*	54,284	3,033,933
Pacific Ethanol, Inc.*	40,200	614,658
Panhandle Oil and Gas, Inc. (Class A Stock)	4,800	268,944
Parsley Energy, Inc. (Class A Stock)*	9,600	231,072
PDC Energy, Inc.*	27,483	1,735,551
Renewable Energy Group, Inc.*(a)	259,200	2,973,024

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
REX American Resources Corp.*	8,400	$615,804
SemGroup Corp. (Class A Stock)	7,200	567,720
Stone Energy Corp.*	84,900	3,972,471
TransAtlantic Petroleum Ltd. (Canada)*	29,200	332,588
Vaalco Energy, Inc.*	240,900	1,741,707
Warren Resources, Inc.*	562,416	3,486,979
Western Refining, Inc.	6,000	225,300
Westmoreland Coal Co.*	19,000	689,320
World Fuel Services Corp.	12,400	610,452

		47,579,190

Paper & Forest Products — 0.4%
Boise Cascade Co.*	75,240	2,154,874
Domtar Corp.	14,400	617,040
P.H. Glatfelter Co.	16,300	432,439
Resolute Forest Products, Inc.*(a)	49,400	828,932
Schweitzer-Mauduit International, Inc.	7,200	314,352

		4,347,637

Personal Products
Revlon, Inc. (Class A Stock)*	15,000	457,500

Pharmaceuticals — 0.7%
Achaogen, Inc.*	6,500	90,740
Amphastar Pharmaceuticals, Inc.*	64,100	641,641
Egalet Corp.*	5,000	65,600
Impax Laboratories, Inc.*	66,900	2,006,331
Lannett Co., Inc.*	32,500	1,612,650
Medicines Co. (The)*	27,800	807,868
Phibro Animal Health Corp. (Class A Stock)*	24,900	546,555
Prestige Brands Holdings, Inc.*	61,866	2,096,639
Revance Therapeutics, Inc.*	18,600	632,400
ZS Pharma, Inc.*	6,400	184,000

		8,684,424

Professional Services — 1.5%
CDI Corp.	17,800	256,498
Heidrick & Struggles International, Inc.	30,500	564,250
Kelly Services, Inc. (Class A Stock)	113,900	1,955,663
Korn/Ferry International*	155,548	4,568,445
Paylocity Corp.*	10,700	231,441
Resources Connection, Inc.	80,700	1,057,977
RPX Corp.*	74,300	1,318,825
TrueBlue, Inc.*	214,710	5,919,555
VSE Corp.	29,400	2,067,408

		17,940,062

Real Estate Investment Trusts (REITs) — 9.7%
Acadia Realty Trust	13,800	387,642
American Campus Communities, Inc.	47,200	1,804,928
Anworth Mortgage Asset Corp.	518,000	2,672,880
Armada Hoffler Properties, Inc.	15,300	148,104
Ashford Hospitality Prime, Inc.	34,660	594,766
Ashford Hospitality Trust, Inc.	298,703	3,447,033
BioMed Realty Trust, Inc.	150,207	3,279,019
Blackstone Mortgage Trust, Inc. (Class A Stock)	88,751	2,573,779
Capstead Mortgage Corp.(a)	362,500	4,766,875
CBL & Associates Properties, Inc.	80,209	1,523,971
Cedar Realty Trust, Inc.	172,900	1,080,625
Chatham Lodging Trust	32,200	705,180

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Chesapeake Lodging Trust	52,700	$1,593,121
CoreSite Realty Corp.	69,100	2,285,137
Corporate Office Properties Trust	42,380	1,178,588
Cousins Properties, Inc.	586,077	7,296,659
CyrusOne, Inc.	37,000	921,300
CYS Investments, Inc.	95,000	856,900
DCT Industrial Trust, Inc.	393,500	3,230,635
DiamondRock Hospitality Co.	364,400	4,671,608
EastGroup Properties, Inc.	63,150	4,056,125
Education Realty Trust, Inc.	338,763	3,638,315
Empire State Realty Trust, Inc. (Class A Stock)(a)	77,890	1,285,185
EPR Properties	16,000	893,920
Equity One, Inc.	131,301	3,097,391
Extra Space Storage, Inc.	18,500	985,125
FelCor Lodging Trust, Inc.	110,100	1,157,151
First Industrial Realty Trust, Inc.	228,300	4,301,172
First Potomac Realty Trust	136,170	1,786,550
Franklin Street Properties Corp.	13,500	169,830
Geo Group, Inc. (The)	24,100	861,093
Getty Realty Corp.	15,800	301,464
Government Properties Income Trust	13,200	335,148
Hersha Hospitality Trust	759,280	5,094,769
Home Properties, Inc.	6,000	383,760
Kite Realty Group Trust	242,400	1,488,336
LaSalle Hotel Properties	12,500	441,125
Lexington Realty Trust(a)	292,150	3,216,572
LTC Properties, Inc.	36,800	1,436,672
MFA Financial, Inc.(a)	435,078	3,571,990
Mid-America Apartment Communities, Inc.	88,894	6,493,707
Parkway Properties, Inc.	112,000	2,312,800
Pebblebrook Hotel Trust	193,200	7,140,672
Pennsylvania Real Estate Investment Trust	25,552	480,889
PennyMac Mortgage Investment Trust	111,900	2,455,086
Potlatch Corp.	89,800	3,717,720
RAIT Financial Trust	170,000	1,405,900
Ramco-Gershenson Properties Trust	33,600	558,432
Redwood Trust, Inc.(a)	195,400	3,804,438
Rouse Properties, Inc.	12,600	215,586
Sun Communities, Inc.	16,100	802,424
Sunstone Hotel Investors, Inc.	205,300	3,065,129
Washington Real Estate Investment Trust	33,330	865,913
Winthrop Realty Trust	40,900	627,815

		117,466,954

Real Estate Management & Development — 0.4%
Alexander & Baldwin, Inc.	41,700	1,728,465
Altisource Asset Management Corp. (Virgin Islands)*	200	144,612
CBRE Group, Inc. (Class A Stock)*	34,635	1,109,705
Jones Lang LaSalle, Inc.	17,830	2,253,534

		5,236,316

Road & Rail — 1.0%
AMERCO	13,401	3,896,475
ArcBest Corp.	28,300	1,231,333
Old Dominion Freight Line, Inc.*	76,757	4,887,886
Quality Distribution, Inc.*	39,100	581,026
Swift Transportation Co.*(a)	44,900	1,132,827

COMMON STOCKS (continued)	Shares	Value (Note 2)
Road & Rail (continued)
Universal Truckload Services, Inc.	9,600	$243,456

		11,973,003

Semiconductors & Semiconductor Equipment — 4.6%
Alpha & Omega Semiconductor Ltd.*	104,119	965,183
Amkor Technology, Inc.*	260,400	2,911,272
Audience, Inc.*	7,200	86,112
Cirrus Logic, Inc.*(a)	29,500	670,830
Exar Corp.*	395,672	4,471,094
Fairchild Semiconductor International, Inc.*	191,603	2,989,007
First Solar, Inc.*(a)	48,900	3,474,834
Integrated Silicon Solution, Inc.*	111,600	1,648,332
MKS Instruments, Inc.	154,535	4,827,673
ON Semiconductor Corp.*	534,340	4,883,868
Pericom Semiconductor Corp.*	36,000	325,440
RF Micro Devices, Inc.*(a)	314,860	3,019,507
Rudolph Technologies, Inc.*(a)	514,790	5,086,125
Semtech Corp.*	81,874	2,141,005
Spansion, Inc. (Class A Stock)*(a)	197,700	4,165,539
Teradyne, Inc.	303,123	5,941,211
Ultra Clean Holdings, Inc.*	269,800	2,441,690
Veeco Instruments, Inc.*(a)	151,320	5,638,183
Xcerra Corp.*	21,700	197,470

		55,884,375

Software — 1.9%
Actuate Corp.*	25,700	122,589
BroadSoft, Inc.*	142,577	3,762,607
Cadence Design Systems, Inc.*(a)	184,933	3,234,478
Compuware Corp.	379,700	3,793,203
FireEye, Inc.*(a)	10,200	413,610
Imperva, Inc.*	39,500	1,034,110
Paycom Software, Inc.*	17,200	250,948
Proofpoint, Inc.*	4,800	179,808
PTC, Inc.*	120,919	4,691,657
Rubicon Project, Inc. (The)*	14,700	188,748
Telenav, Inc.*	165,600	942,264
TiVo, Inc.*	206,000	2,659,460
Varonis Systems, Inc.*	72,900	2,114,829

		23,388,311

Specialty Retail — 3.0%
Abercrombie & Fitch Co. (Class A Stock)(a) .	37,086	1,603,970
American Eagle Outfitters, Inc.	230,779	2,589,340
Barnes & Noble, Inc.*(a)	286,700	6,533,893
Brown Shoe Co., Inc.	58,200	1,665,102
Build-A-Bear Workshop, Inc.*	8,400	112,224
Cato Corp. (The) (Class A Stock)	41,977	1,297,089
Children’s Place, Inc. (The)	43,500	2,158,905
Destination Maternity Corp.	16,300	371,151
Express, Inc.*	172,485	2,937,420
Guess?, Inc.	59,900	1,617,300
Kirkland’s, Inc.*	50,600	938,630
MarineMax, Inc.*(a)	213,078	3,566,926
Michaels Cos., Inc. (The)*	19,300	329,065
Pier 1 Imports, Inc.	343,117	5,287,433
Select Comfort Corp.*	117,872	2,435,236
Systemax, Inc.*	23,400	336,258
Zumiez, Inc.*	90,300	2,491,377

		36,271,319

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Technology Hardware, Storage & Peripherals — 0.4%
Avid Technology, Inc.*	75,800	$560,920
Diebold, Inc.	69,054	2,773,899
Electronics For Imaging, Inc.*	23,400	1,057,680

		4,392,499

Textiles, Apparel & Luxury Goods — 0.8%
Iconix Brand Group, Inc.*	50,800	2,181,352
Movado Group, Inc.	87,690	3,654,042
Oxford Industries, Inc.	21,973	1,464,940
RG Barry Corp.	12,000	227,400
Vera Bradley, Inc.*(a)	73,196	1,600,797

		9,128,531

Thrifts & Mortgage Finance — 0.9%
BankFinancial Corp.	8,400	93,744
Berkshire Hills Bancorp, Inc.	13,300	308,826
Charter Financial Corp.	45,500	505,050
First Defiance Financial Corp.	16,800	482,160
Flagstar Bancorp, Inc.*	258,200	4,673,420
HomeStreet, Inc.	70,000	1,285,900
OceanFirst Financial Corp.	14,700	243,432
Provident Financial Services, Inc.	28,700	497,084
Westfield Financial, Inc.	309,820	2,311,257
WSFS Financial Corp.	14,800	1,090,316

		11,491,189

Trading Companies & Distributors — 0.5%
Aircastle Ltd.	39,000	693,030
Applied Industrial Technologies, Inc.	37,700	1,912,521
Rush Enterprises, Inc. (Class A Stock)*	110,100	3,817,167

		6,422,718

Water Utilities — 0.1%
American States Water Co.	13,100	435,313
Artesian Resources Corp. (Class A Stock)	7,200	161,856
California Water Service Group	11,400	275,880

		873,049

Wireless Telecommunication Services — 0.1%
RingCentral, Inc. (Class A Stock)*(a)	117,700	1,780,801

TOTAL COMMON STOCKS (cost $952,101,416)		1,197,930,240

EXCHANGE TRADED FUND — 0.4%
iShares Russell 2000 Value Index Fund(a) (cost $4,718,762)	48,290	4,986,425

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k) — 0.1%
U.S. Treasury Notes
0.250%	11/30/14	1,065	1,065,707

(cost $1,065,506)
TOTAL LONG-TERM INVESTMENTS (cost $957,885,684)			1,203,982,372

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 9.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $112,373,321; includes $97,516,236 of cash collateral for securities on loan)(b)(w)(Note 4)	112,373,321	$112,373,321

TOTAL INVESTMENTS — 108.2% (cost $1,070,259,005)		1,316,355,693
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (8.2)%		(99,938,757)

NET ASSETS — 100.0%		$1,216,416,936

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $94,572,876; cash collateral of $97,516,236 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation(1)
Long Position:
100	Russell 2000 Mini Index	Sep. 2014	$11,792,920	$11,903,000	$110,080

(1)	U.S. Treasury securities with a market value of $722,624 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$25,962,567	$—	$—
Air Freight & Logistics	755,430	—	—
Airlines	7,263,689	—	—
Auto Components	14,035,972	—	—
Banks	180,855,841	—	—
Biotechnology	6,126,542	—	—
Building Products	1,473,838	—	—
Capital Markets	33,148,923	—	—
Chemicals	24,898,051	—	—
Commercial Services & Supplies	43,803,539	—	—
Communications Equipment	21,000,637	—	—
Construction & Engineering	15,672,624	—	—
Consumer Finance	10,523,820	—	—
Containers & Packaging	11,742,734	—	—
Distributors	328,536	—	—
Diversified Consumer Services	7,884,043	—	—
Diversified Financial Services	1,070,868	—	—
Diversified Telecommunication Services	7,594,862	—	—
Electric Utilities	42,309,516	—	—
Electrical Equipment	9,647,360	—	—
Electronic Equipment, Instruments & Components	33,538,402	—	—
Energy Equipment & Services	34,458,422	—	—
Food & Staples Retailing	26,154,850	—	—
Food Products	14,069,656	—	—
Gas Utilities	12,467,452	—	—
Health Care Equipment & Supplies	8,339,894	—	—
Health Care Providers & Services	22,250,832	—	—
Health Care Technology	119,574	—	—
Hotels, Restaurants & Leisure	5,505,272	—	—
Household Durables	16,060,107	—	—
Household Products	168,360	—	—
Independent Power & Renewable Electricity Producers	4,798,920	—	—
Insurance	70,673,663	—	—
Internet & Catalog Retail	331,506	—	—
Internet Software & Services	3,673,521	—	—
IT Services	13,052,814	—	—
Leisure Products	5,351,788	—	—
Life Sciences Tools & Services	8,171,916	—	—
Machinery	46,145,606	—	—
Marine	3,182,571	—	—
Media	8,171,143	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Metals & Mining	$24,762,829	$—	$—
Multiline Retail	5,049,338	—	—
Multi-Utilities	2,014,534	—	—
Oil, Gas & Consumable Fuels	47,579,190	—	—
Paper & Forest Products	4,347,637	—	—
Personal Products	457,500	—	—
Pharmaceuticals	8,684,424	—	—
Professional Services	17,940,062	—	—
Real Estate Investment Trusts (REITs)	117,466,954	—	—
Real Estate Management & Development	5,236,316	—	—
Road & Rail	11,973,003	—	—
Semiconductors & Semiconductor Equipment	55,884,375	—	—
Software	23,388,311	—	—
Specialty Retail	36,271,319	—	—
Technology Hardware, Storage & Peripherals	4,392,499	—	—
Textiles, Apparel & Luxury Goods	9,128,531	—	—
Thrifts & Mortgage Finance	11,491,189	—	—
Trading Companies & Distributors	6,422,718	—	—
Water Utilities	873,049	—	—
Wireless Telecommunication Services	1,780,801	—	—
Exchange Traded Fund	4,986,425	—	—
U. S. Treasury Obligation	—	1,065,707	—
Affiliated Money Market Mutual Fund	112,373,321	—	—
Other Financial Instruments*
Futures	110,080	—	—

Total	$1,315,400,066	$1,065,707	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Banks	14.9%
Real Estate Investment Trusts (REITs)	9.7
Affiliated Money Market Mutual Fund (8.0% represents investments purchased with collateral from securities on loan)	9.2
Insurance	5.8
Semiconductors & Semiconductor Equipment	4.6
Oil, Gas & Consumable Fuels	3.9
Machinery	3.8
Commercial Services & Supplies	3.6
Electric Utilities	3.5
Specialty Retail	3.0
Energy Equipment & Services	2.8
Electronic Equipment, Instruments & Components	2.8
Capital Markets	2.7
Food & Staples Retailing	2.1
Aerospace & Defense	2.1
Chemicals	2.0
Metals & Mining	2.0
Software	1.9
Health Care Providers & Services	1.8
Communications Equipment	1.7
Professional Services	1.5
Household Durables	1.3
Construction & Engineering	1.3
Food Products	1.2
Auto Components	1.2
IT Services	1.1
Gas Utilities	1.0
Road & Rail	1.0
Containers & Packaging	1.0

Thrifts & Mortgage Finance	0.9%
Consumer Finance	0.9
Electrical Equipment	0.8
Textiles, Apparel & Luxury Goods	0.8
Pharmaceuticals	0.7
Health Care Equipment & Supplies	0.7
Life Sciences Tools & Services	0.7
Media	0.7
Diversified Consumer Services	0.6
Diversified Telecommunication Services	0.6
Airlines	0.6
Trading Companies & Distributors	0.5
Biotechnology	0.5
Hotels, Restaurants & Leisure	0.5
Leisure Products	0.4
Real Estate Management & Development	0.4
Multiline Retail	0.4
Exchange Traded Fund	0.4
Independent Power & Renewable Electricity Producers	0.4
Technology Hardware, Storage & Peripherals	0.4
Paper & Forest Products	0.4
Internet Software & Services	0.3
Marine	0.3
Multi-Utilities	0.2
Wireless Telecommunication Services	0.1
Building Products	0.1
Diversified Financial Services	0.1
U.S. Treasury Obligation	0.1
Water Utilities	0.1
Air Freight & Logistics	0.1

108.2
Liabilities in excess of other assets	(8.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker-variation margin	$110,080	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$4,112

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(96,490)

For the six months ended June 30, 2014, the Portfolio’s average value at trade date for futures long position was $11,651,270.

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST SMALL-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $94,572,876:
Unaffiliated investments (cost $957,885,684)	$1,203,982,372
Affiliated investments (cost $112,373,321)	112,373,321
Receivable for investments sold	24,884,794
Dividends and interest receivable	1,784,860
Receivable for fund share sold	836,583
Due from broker-variation margin	83,000
Tax reclaim receivable	830
Prepaid expenses	7,153

Total Assets	1,343,952,913

LIABILITIES:
Payable to broker for collateral for securities on loan	97,516,236
Payable for investments purchased	24,923,254
Payable for fund share repurchased	4,508,517
Advisory fees payable	475,565
Accrued expenses and other liabilities	98,838
Distribution fee payable	13,202
Affiliated transfer agent fee payable	365

Total Liabilities	127,535,977

NET ASSETS	$1,216,416,936

Net assets were comprised of:
Paid-in capital	$703,481,667
Retained earnings	512,935,269

Net assets, June 30, 2014	$1,216,416,936

Net asset value and redemption price per share, $1,216,416,936 / 56,831,459 outstanding shares of beneficial interest	$21.40

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $2,295 foreign withholding tax)	$9,723,581
Affiliated income from securities lending, net	181,009
Affiliated dividend income	10,571
Interest income	762

9,915,923

EXPENSES
Advisory fees	5,192,397
Distribution fee	594,830
Custodian and accounting fees	114,000
Audit fee	12,000
Trustees’ fees	11,000
Insurance expenses	8,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	3,000
Shareholders’ reports	3,000
Miscellaneous	8,186

Total expenses	5,955,413

NET INVESTMENT INCOME	3,960,510

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	69,387,084
Futures transactions	4,112

69,391,196

Net change in unrealized appreciation (depreciation) on:
Investments	(21,725,252)
Futures	(96,490)

(21,821,742)

NET GAIN ON INVESTMENTS	47,569,454

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,529,964

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$3,960,510	$8,133,508
Net realized gain on investment transactions	69,391,196	155,265,345
Net change in unrealized appreciation (depreciation) on investments	(21,821,742)	182,630,366

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	51,529,964	346,029,219

FUND SHARE TRANSACTIONS:
Fund share sold [1,391,157 and 17,766,260 shares, respectively]	28,431,175	306,329,478
Fund share repurchased [4,072,840 and 19,082,705 shares, respectively]	(83,702,855)	(339,997,255)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(55,271,680)	(33,667,777)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,741,716)	312,361,442
NET ASSETS:
Beginning of period	1,220,158,652	907,797,210

End of period	$1,216,416,936	$1,220,158,652

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 92.9%
COMMON STOCKS — 92.1%	Shares	Value (Note 2)
Aerospace & Defense — 2.3%
Boeing Co. (The)	110,100	$14,008,023
Honeywell International, Inc.	185,100	17,205,045

		31,213,068

Air Freight & Logistics — 1.1%
United Parcel Service, Inc. (Class B Stock)	139,200	14,290,272

Airlines — 0.8%
United Continental Holdings, Inc.*	255,400	10,489,278

Auto Components — 0.7%
Johnson Controls, Inc.	177,800	8,877,554

Automobiles — 1.1%
Ford Motor Co.	444,400	7,661,456
General Motors Co.	207,052	7,515,988

		15,177,444

Banks — 10.8%
Bank of America Corp.	1,297,700	19,945,649
JPMorgan Chase & Co.	584,700	33,690,414
PNC Financial Services Group, Inc. (The)	222,200	19,786,910
Regions Financial Corp.	484,200	5,142,204
SunTrust Banks, Inc.	338,400	13,556,304
U.S. Bancorp	544,100	23,570,412
Wells Fargo & Co.	580,700	30,521,592

		146,213,485

Beverages — 0.9%
PepsiCo, Inc.	131,800	11,775,012

Building Products — 0.9%
Masco Corp.	322,400	7,157,280
USG Corp.*(a)	173,000	5,212,490

		12,369,770

Capital Markets — 1.9%
Bank of New York Mellon Corp. (The)	10,700	401,036
Legg Mason, Inc.	212,100	10,882,851
Northern Trust Corp.	200,000	12,842,000
Och-Ziff Capital Management Group LLC (Class A Stock), MLP	123,000	1,701,090

		25,826,977

Chemicals — 1.0%
E.I. du Pont de Nemours & Co.	115,800	7,577,952
Potash Corp. of Saskatchewan Inc. (Canada)	164,900	6,259,604

		13,837,556

Communications Equipment — 2.3%
Cisco Systems, Inc.	469,400	11,664,590
Harris Corp.	181,700	13,763,775
QUALCOMM, Inc.	75,000	5,940,000

		31,368,365

Construction Materials — 0.7%
Vulcan Materials Co.	157,300	10,027,875

Consumer Finance — 1.1%
American Express Co.	150,500	14,277,935

Containers & Packaging — 0.6%
MeadWestvaco Corp.	176,900	7,829,594

COMMON STOCKS (continued)	Shares	Value (Note 2)
Distributors — 0.6%
Genuine Parts Co.	86,900	$7,629,820

Diversified Telecommunication Services — 3.3%
AT&T, Inc.	545,000	19,271,200
CenturyLink, Inc.	192,700	6,975,740
Telefonica SA (Spain)	258,976	4,446,064
Verizon Communications, Inc.	271,359	13,277,596

		43,970,600

Electric Utilities — 4.2%
Duke Energy Corp.	208,010	15,432,262
Entergy Corp.	175,700	14,423,213
Exelon Corp.	311,400	11,359,872
FirstEnergy Corp.	184,100	6,391,952
Xcel Energy, Inc.	260,700	8,402,361

		56,009,660

Electrical Equipment — 1.7%
Eaton Corp. PLC	97,862	7,552,989
Emerson Electric Co.	226,100	15,003,996

		22,556,985

Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	567,400	12,454,430

Energy Equipment & Services — 1.8%
Diamond Offshore Drilling, Inc.(a)	166,600	8,268,358
Schlumberger Ltd.	134,500	15,864,275

		24,132,633

Food Products — 2.4%
Archer-Daniels-Midland Co.	332,600	14,670,986
Campbell Soup Co.(a)	263,700	12,080,097
ConAgra Foods, Inc.	4,400	130,592
McCormick & Co., Inc.	72,800	5,211,752

		32,093,427

Health Care Providers & Services — 0.6%
Quest Diagnostics, Inc.(a)	132,200	7,758,818

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	288,900	10,877,085

Household Durables — 0.1%
Whirlpool Corp.	8,800	1,225,136

Household Products — 0.9%
Clorox Co. (The)(a)	128,400	11,735,760

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.	340,800	5,299,440

Industrial Conglomerates — 2.7%
General Electric Co.	1,390,400	36,539,712

Insurance — 3.4%
Allstate Corp. (The)	161,400	9,477,408
Chubb Corp. (The)	64,500	5,944,965
Loews Corp.	89,100	3,921,291
Marsh & McLennan Cos., Inc.	338,800	17,556,616
Sun Life Financial, Inc. (Canada)	145,700	5,348,647
Willis Group Holdings PLC	89,100	3,858,030

		46,106,957

IT Services — 1.2%
Computer Sciences Corp.	103,400	6,534,880
International Business Machines Corp.	29,400	5,329,338

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
Western Union Co. (The)(a)	267,400	$4,636,716

		16,500,934

Leisure Products — 1.0%
Mattel, Inc.	360,100	14,033,097

Machinery — 4.1%
Deere & Co.	88,900	8,049,895
Illinois Tool Works, Inc.	221,700	19,412,052
Joy Global, Inc.(a)	144,400	8,892,152
Stanley Black & Decker, Inc.	120,000	10,538,400
Xylem, Inc.	230,500	9,007,940

		55,900,439

Media — 3.6%
Cablevision Systems Corp. (Class A Stock)(a)	326,100	5,755,665
Comcast Corp. (Class A Stock)	121,400	6,516,752
Madison Square Garden Co. (The) (Class A Stock)*	92,600	5,782,870
New York Times Co. (The) (Class A Stock)(a)	302,500	4,601,025
Pearson PLC (United Kingdom)	189,006	3,732,765
Time Warner, Inc.	200,100	14,057,025
Walt Disney Co. (The)	88,900	7,622,286

		48,068,388

Metals & Mining — 1.3%
Newmont Mining Corp.	233,300	5,935,152
Nucor Corp.	222,600	10,963,050

		16,898,202

Multiline Retail — 1.7%
Kohl’s Corp.	242,300	12,764,364
Macy’s, Inc.	163,700	9,497,874

		22,262,238

Multi-Utilities — 1.2%
NiSource, Inc.	424,800	16,711,632

Oil, Gas & Consumable Fuels — 14.1%
Anadarko Petroleum Corp.	141,400	15,479,058
Apache Corp.	266,600	26,825,292
BP PLC (United Kingdom), ADR	145,100	7,654,025
Chevron Corp.	238,500	31,136,175
ConocoPhillips	73,200	6,275,436
CONSOL Energy, Inc.	244,400	11,259,508
Eni SpA (Italy)	114,966	3,144,283
Exxon Mobil Corp.	247,300	24,898,164
Hess Corp.	177,800	17,582,642
Murphy Oil Corp.	218,500	14,525,880
Petroleo Brasileiro SA (Brazil), ADR	513,400	7,511,042
Royal Dutch Shell PLC (Netherlands), ADR	258,600	21,300,882
Talisman Energy, Inc. (Canada)	244,400	2,590,640

		190,183,027

Paper & Forest Products — 1.3%
International Paper Co.	357,300	18,032,931

Personal Products — 0.5%
Avon Products, Inc.	470,100	6,868,161

Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	269,400	13,068,594

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
GlaxoSmithKline PLC (United Kingdom)	253,611	$6,752,408
Johnson & Johnson	205,900	21,541,258
Merck & Co., Inc.	294,400	17,031,040
Pfizer, Inc.	546,000	16,205,280

		74,598,580

Real Estate Investment Trusts (REITs) — 0.4%
Digital Realty Trust, Inc.(a)	100,000	5,832,000

Road & Rail — 0.4%
Norfolk Southern Corp.	53,400	5,501,802

Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	183,800	9,938,066
Applied Materials, Inc.	559,700	12,621,235
Texas Instruments, Inc.	212,700	10,164,933

		32,724,234

Software — 1.4%
CA, Inc.	110,000	3,161,400
Microsoft Corp.	361,900	15,091,230

		18,252,630

Specialty Retail — 0.5%
Staples, Inc.	592,000	6,417,280
Tiffany & Co.	8,700	872,175

		7,289,455

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	155,400	14,441,322

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.	77,700	2,656,563

Wireless Telecommunication Services — 0.2%
Vodafone Group PLC (United Kingdom)	785,184	2,624,291

TOTAL COMMON STOCKS (cost $934,820,286)		1,241,344,574

PREFERRED STOCK — 0.8%
Real Estate Investment Trusts (REITs)
Weyerhaeuser Co. (PRFC)(a) (cost $8,272,697)	325,900	10,784,031

TOTAL LONG-TERM INVESTMENTS (cost $943,092,983)		1,252,128,605

SHORT-TERM INVESTMENT — 12.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $164,468,901; includes $72,924,384 of cash collateral for securities on loan)(b)(w)(Note 4)	164,468,901	164,468,901

TOTAL INVESTMENTS — 105.1% (cost $1,107,561,884)		1,416,597,506
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(68,873,420)

NET ASSETS — 100.0%		$1,347,724,086

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
MLP	Master Limited Partnership
PRFC	Preference Shares

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $71,262,981; cash collateral of $72,924,384
(included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$31,213,068	$—	$—
Air Freight & Logistics	14,290,272	—	—
Airlines	10,489,278	—	—
Auto Components	8,877,554	—	—
Automobiles	15,177,444	—	—
Banks	146,213,485	—	—
Beverages	11,775,012	—	—
Building Products	12,369,770	—	—
Capital Markets	25,826,977	—	—
Chemicals	13,837,556	—	—
Communications Equipment	31,368,365	—	—
Construction Materials	10,027,875	—	—
Consumer Finance	14,277,935	—	—
Containers & Packaging	7,829,594	—	—
Distributors	7,629,820	—	—
Diversified Telecommunication Services	39,524,536	4,446,064	—
Electric Utilities	56,009,660	—	—
Electrical Equipment	22,556,985	—	—
Electronic Equipment, Instruments & Components	12,454,430	—	—
Energy Equipment & Services	24,132,633	—	—
Food Products	32,093,427	—	—
Health Care Providers & Services	7,758,818	—	—
Hotels, Restaurants & Leisure	10,877,085	—	—
Household Durables	1,225,136	—	—
Household Products	11,735,760	—	—
Independent Power & Renewable Electricity Producers	5,299,440	—	—
Industrial Conglomerates	36,539,712	—	—
Insurance	46,106,957	—	—
IT Services	16,500,934	—	—
Leisure Products	14,033,097	—	—
Machinery	55,900,439	—	—
Media	48,068,388	—	—
Metals & Mining	16,898,202	—	—
Multiline Retail	22,262,238	—	—
Multi-Utilities	16,711,632	—	—
Oil, Gas & Consumable Fuels	187,038,744	3,144,283	—
Paper & Forest Products	18,032,931	—	—
Personal Products	6,868,161	—	—
Pharmaceuticals	67,846,172	6,752,408	—
Real Estate Investment Trusts (REITs)	5,832,000	—	—
Road & Rail	5,501,802	—	—
Semiconductors & Semiconductor Equipment	32,724,234	—	—
Software	18,252,630	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Specialty Retail	$7,289,455	$—	$—
Technology Hardware, Storage & Peripherals	14,441,322	—	—
Textiles, Apparel & Luxury Goods	2,656,563	—	—
Wireless Telecommunication Services	—	2,624,291	—
Preferred Stocks
Real Estate Investment Trusts (REITs)	10,784,031	—	—
Affiliated Money Market Mutual Fund	164,468,901	—	—

Total	$1,399,630,460	$16,967,046	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Oil, Gas & Consumable Fuels	14.1%
Affiliated Money Market Mutual Fund (5.4% represents investments purchased with collateral from securities on loan)	12.2
Banks	10.8
Pharmaceuticals	5.5
Electric Utilities	4.2
Machinery	4.1
Media	3.6
Insurance	3.4
Diversified Telecommunication Services	3.3
Industrial Conglomerates	2.7
Semiconductors & Semiconductor Equipment	2.4
Food Products	2.4
Communications Equipment	2.3
Aerospace & Defense	2.3
Capital Markets	1.9
Energy Equipment & Services	1.8
Electrical Equipment	1.7
Multiline Retail	1.7
Software	1.4
Paper & Forest Products	1.3
Metals & Mining	1.3
Multi-Utilities	1.2
Real Estate Investment Trusts (REITs)	1.2
IT Services	1.2

Automobiles	1.1%
Technology Hardware, Storage & Peripherals	1.1
Air Freight & Logistics	1.1
Consumer Finance	1.1
Leisure Products	1.0
Chemicals	1.0
Electronic Equipment, Instruments & Components	0.9
Building Products	0.9
Beverages	0.9
Household Products	0.9
Hotels, Restaurants & Leisure	0.8
Airlines	0.8
Construction Materials	0.7
Auto Components	0.7
Containers & Packaging	0.6
Health Care Providers & Services	0.6
Distributors	0.6
Specialty Retail	0.5
Personal Products	0.5
Road & Rail	0.4
Independent Power & Renewable Electricity Producers	0.4
Textiles, Apparel & Luxury Goods	0.2
Wireless Telecommunication Services	0.2
Household Durables	0.1

105.1
Liabilities in excess of other assets	(5.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $71,262,981:
Unaffiliated investments (cost $943,092,983)	$1,252,128,605
Affiliated investments (cost $164,468,901)	164,468,901
Foreign currency, at value (cost $571,129)	579,606
Receivable for investments sold	4,501,297
Dividends and interest receivable	1,698,035
Tax reclaim receivable	93,390
Receivable for fund share sold	67,509
Prepaid expenses	3,676

Total Assets	1,423,541,019

LIABILITIES:
Payable to broker for collateral for securities on loan	72,924,384
Payable for investments purchased	2,215,076
Advisory fees payable	386,448
Payable for fund share repurchased	188,514
Accrued expenses and other liabilities	87,478
Distribution fee payable	14,668
Affiliated transfer agent fee payable	365

Total Liabilities	75,816,933

NET ASSETS	$1,347,724,086

Net assets were comprised of:
Paid-in capital	$616,023,471
Retained earnings	731,700,615

Net assets, June 30, 2014	$1,347,724,086

Net asset value and redemption price per share, $1,347,724,086 / 103,062,608 outstanding shares of beneficial interest	$13.08

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $258,612 foreign withholding tax)	$17,482,007
Affiliated income from securities lending, net	227,332
Affiliated dividend income	61,191
Interest income	11

17,770,541

EXPENSES
Advisory fees	4,676,757
Distribution fee	647,872
Custodian and accounting fees	105,000
Trustees’ fees	13,000
Insurance expenses	11,000
Audit fee	10,000
Legal fees and expenses	7,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	10,569

Total expenses	5,491,198

NET INVESTMENT INCOME	12,279,343

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	32,252,923
Foreign currency transactions	8,900

32,261,823

Net change in unrealized appreciation (depreciation) on:
Investments	33,651,912
Foreign currencies	6,117

33,658,029

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	65,919,852

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,199,195

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$12,279,343	$31,051,255
Net realized gain on investment and foreign currency transactions	32,261,823	337,990,793
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	33,658,029	169,497,526

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	78,199,195	538,539,574

FUND SHARE TRANSACTIONS:
Fund share sold [2,372,694 and 28,655,871 shares, respectively]	29,335,527	304,847,179
Fund share repurchased [6,957,808 and 176,664,560 shares, respectively]	(86,292,810)	(1,944,751,463)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(56,957,283)	(1,639,904,284)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,241,912	(1,101,364,710)
NET ASSETS:
Beginning of period	1,326,482,174	2,427,846,884

End of period	$1,347,724,086	$1,326,482,174

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 99.2%	Shares	Value (Note 2)
Aerospace & Defense — 7.0%
Boeing Co. (The)	401,400	$51,070,122
Precision Castparts Corp.	192,900	48,687,960
United Technologies Corp.	237,800	27,454,010

		127,212,092

Air Freight & Logistics — 0.8%
FedEx Corp.	89,600	13,563,648

Airlines — 2.4%
American Airlines Group, Inc.*	733,500	31,511,160
United Continental Holdings, Inc.*	288,000	11,828,160

		43,339,320

Auto Components — 0.8%
Delphi Automotive PLC (United Kingdom)	209,800	14,421,652

Automobiles — 0.5%
Tesla Motors, Inc.*(a)	36,200	8,690,172

Beverages — 1.5%
PepsiCo, Inc.	304,500	27,204,030

Biotechnology — 9.7%
Alexion Pharmaceuticals, Inc.*	180,595	28,217,969
Biogen Idec, Inc.*	134,600	42,440,726
Celgene Corp.*	349,816	30,042,198
Gilead Sciences, Inc.*	704,300	58,393,513
Regeneron Pharmaceuticals, Inc.*(a)	18,100	5,112,707
Vertex Pharmaceuticals, Inc.*	118,900	11,257,452

		175,464,565

Capital Markets — 4.2%
Morgan Stanley	913,800	29,543,154
State Street Corp.	286,900	19,296,894
TD Ameritrade Holding Corp.	890,900	27,929,715

		76,769,763

Chemicals — 3.3%
Ecolab, Inc.	228,800	25,474,592
Sherwin-Williams Co. (The)	161,600	33,436,656

		58,911,248

Communications Equipment — 0.7%
Juniper Networks, Inc.*	502,815	12,339,080

Construction Materials — 0.5%
Vulcan Materials Co.	151,200	9,639,000

Food & Staples Retailing — 0.4%
Walgreen Co.	107,600	7,976,388

Health Care Equipment & Supplies — 1.2%
Intuitive Surgical, Inc.*	53,300	21,948,940

Health Care Providers & Services — 5.6%
Cardinal Health, Inc.	214,600	14,712,976
Humana, Inc.	126,400	16,143,808
McKesson Corp.	271,330	50,524,359
UnitedHealth Group, Inc.	240,700	19,677,225

		101,058,368

Health Care Technology — 0.3%
athenahealth, Inc.*(a)	39,400	4,930,122

Hotels, Restaurants & Leisure — 7.8%
Chipotle Mexican Grill, Inc.*	30,000	17,775,300
Hilton Worldwide Holdings, Inc.*	602,373	14,035,291

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp.	342,980	$26,141,936
MGM Resorts International*	662,900	17,500,560
Starbucks Corp.	401,315	31,053,755
Wynn Resorts Ltd.	164,500	34,143,620

		140,650,462

Household Durables — 1.3%
D.R. Horton, Inc.(a)	922,000	22,662,760

Industrial Conglomerates — 2.7%
Danaher Corp.	630,100	49,607,773

Internet & Catalog Retail — 9.5%
Amazon.com, Inc.*	252,047	81,859,825
Ctrip.com International Ltd. (China), ADR*(a)	257,000	16,458,280
Netflix, Inc.*	29,100	12,821,460
Priceline Group, Inc. (The)*	51,400	61,834,200

		172,973,765

Internet Software & Services — 10.0%
Akamai Technologies, Inc.*	217,700	13,292,762
Baidu, Inc. (China), ADR*	121,500	22,697,415
Facebook, Inc. (Class A Stock)*	404,000	27,185,160
Google, Inc. (Class A Stock)*	93,960	54,935,593
Google, Inc. (Class C Stock)*	90,860	52,269,941
LinkedIn Corp. (Class A Stock)*	67,300	11,539,931

		181,920,802

IT Services — 4.1%
Cognizant Technology Solutions Corp. (Class A Stock)*	187,000	9,146,170
Vantiv, Inc. (Class A Stock)*	358,500	12,052,770
Visa, Inc. (Class A Stock)(a)	254,400	53,604,624

		74,803,564

Machinery — 1.2%
Colfax Corp.*(a)	53,700	4,002,798
Wabtec Corp.	208,700	17,236,533

		21,239,331

Media — 1.6%
Twenty-First Century Fox, Inc. (Class A Stock)	842,400	29,610,360

Multiline Retail — 0.8%
Dollar Tree, Inc.*	281,100	15,308,706

Oil, Gas & Consumable Fuels — 5.0%
EQT Corp.	75,100	8,028,190
Pioneer Natural Resources Co.	211,200	48,535,872
Range Resources Corp.	390,816	33,981,451

		90,545,513

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	191,900	14,250,494

Pharmaceuticals — 3.0%
Allergan, Inc.	134,300	22,726,246
Valeant Pharmaceuticals International, Inc.*(a)	245,700	30,987,684

		53,713,930

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) — 2.0%
Crown Castle International Corp.	493,055	$36,614,264

Road & Rail — 0.6%
Kansas City Southern	91,900	9,880,169

Semiconductors & Semiconductor Equipment — 1.2%
ASML Holding NV (Netherlands)(a)	239,400	22,328,838

Software — 5.0%
NetSuite, Inc.*(a)	144,300	12,536,784
Red Hat, Inc.*	330,400	18,261,208
salesforce.com, Inc.*(a)	453,800	26,356,704
ServiceNow, Inc.*(a)	237,300	14,703,108
VMware, Inc. (Class A Stock)*(a)	93,300	9,032,373
Workday, Inc. (Class A Stock)*	110,400	9,920,544

		90,810,721

Specialty Retail — 3.0%
CarMax, Inc.*(a)	205,000	10,662,050
Lowe’s Cos., Inc.	587,200	28,179,728
Tractor Supply Co.	263,100	15,891,240

		54,733,018

Textiles, Apparel & Luxury Goods — 0.7%
Michael Kors Holdings Ltd.*	151,800	13,457,070

TOTAL COMMON STOCKS (cost $1,340,502,539)		1,798,579,928

PREFERRED STOCK
Internet Software & Services
Living Social (PRFC)*(g) (cost $1,352,010)	175,814	80,874

TOTAL LONG-TERM INVESTMENTS (cost $1,341,854,549)		1,798,660,802

SHORT-TERM INVESTMENT — 10.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $189,251,849; includes $180,943,706 of cash collateral for securities on loan)(b)(w)(Note 4)	189,251,849	189,251,849

TOTAL INVESTMENTS — 109.6% (cost $1,531,106,398)		1,987,912,651
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.6)%		(174,118,097)

NET ASSETS — 100.0%		$1,813,794,554

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
PRFC	Preference Shares

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $177,927,918; cash collateral of $180,943,706 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$127,212,092	$—	$—
Air Freight & Logistics	13,563,648	—	—
Airlines	43,339,320	—	—
Auto Components	14,421,652	—	—
Automobiles	8,690,172	—	—
Beverages	27,204,030	—	—
Biotechnology	175,464,565	—	—
Capital Markets	76,769,763	—	—
Chemicals	58,911,248	—	—
Communications Equipment	12,339,080	—	—
Construction Materials	9,639,000	—	—
Food & Staples Retailing	7,976,388	—	—
Health Care Equipment & Supplies	21,948,940	—	—
Health Care Providers & Services	101,058,368	—	—
Health Care Technology	4,930,122	—	—
Hotels, Restaurants & Leisure	140,650,462	—	—
Household Durables	22,662,760	—	—
Industrial Conglomerates	49,607,773	—	—
Internet & Catalog Retail	172,973,765	—	—
Internet Software & Services	181,920,802	—	—
IT Services	74,803,564	—	—
Machinery	21,239,331	—	—
Media	29,610,360	—	—
Multiline Retail	15,308,706	—	—
Oil, Gas & Consumable Fuels	90,545,513	—	—
Personal Products	14,250,494	—	—
Pharmaceuticals	53,713,930	—	—
Real Estate Investment Trusts (REITs)	36,614,264	—	—
Road & Rail	9,880,169	—	—
Semiconductors & Semiconductor Equipment	22,328,838	—	—
Software	90,810,721	—	—
Specialty Retail	54,733,018	—	—
Textiles, Apparel & Luxury Goods	13,457,070	—	—
Preferred Stocks
Internet Software & Services	—	—	80,874
Affiliated Money Market Mutual Fund	189,251,849	—	—

Total	$1,987,831,777	$—	$80,874

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (10.0% represents investments purchased with collateral from securities on loan)	10.4%
Internet Software & Services	10.0
Biotechnology	9.7
Internet & Catalog Retail	9.5
Hotels, Restaurants & Leisure	7.8
Aerospace & Defense	7.0
Health Care Providers & Services	5.6
Software	5.0
Oil, Gas & Consumable Fuels	5.0
Capital Markets	4.2
IT Services	4.1
Chemicals	3.3
Specialty Retail	3.0
Pharmaceuticals	3.0
Industrial Conglomerates	2.7
Airlines	2.4
Real Estate Investment Trusts (REITs)	2.0

Media	1.6%
Beverages	1.5
Household Durables	1.3
Semiconductors & Semiconductor Equipment	1.2
Health Care Equipment & Supplies	1.2
Machinery	1.2
Multiline Retail	0.8
Auto Components	0.8
Personal Products	0.8
Air Freight & Logistics	0.8
Textiles, Apparel & Luxury Goods	0.7
Communications Equipment	0.7
Road & Rail	0.6
Construction Materials	0.5
Automobiles	0.5
Food & Staples Retailing	0.4
Health Care Technology	0.3

109.6
Liabilities in excess of other assets	(9.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $177,927,918:
Unaffiliated investments (cost $1,341,854,549)	$1,798,660,802
Affiliated investments (cost $189,251,849)	189,251,849
Receivable for investments sold	10,487,748
Dividends receivable	447,932
Receivable for fund share sold	191,931
Prepaid expenses	3,350

Total Assets	1,999,043,612

LIABILITIES:
Payable to broker for collateral for securities on loan	180,943,706
Payable for investments purchased	3,449,284
Advisory fees payable	604,367
Payable for fund share repurchased	133,952
Accrued expenses and other liabilities	96,776
Distribution fee payable	19,850
Deferred trustees’ fees	758
Affiliated transfer agent fee payable	365

Total Liabilities	185,249,058

NET ASSETS	$1,813,794,554

Net assets were comprised of:
Paid-in capital	$953,201,570
Retained earnings	860,592,984

Net assets, June 30, 2014	$1,813,794,554

Net asset value and redemption price per share, $1,813,794,554 / 85,263,277 outstanding shares of beneficial interest	$21.27

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $29,571 foreign withholding tax)	$5,512,318
Affiliated income from securities lending, net	87,577
Affiliated dividend income	10,183

5,610,078

EXPENSES
Advisory fees	7,887,918
Distribution fee	933,717
Custodian and accounting fees	115,000
Trustees’ fees	14,000
Audit fee	11,000
Insurance expenses	11,000
Legal fees and expenses	5,000
Commitment fee on syndicated credit agreement	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Shareholders’ reports	3,000
Loan interest expense	62
Miscellaneous	11,948

Total expenses	9,000,645
Less: advisory fee waivers and/or expense reimbursement	(158,282)

Net expenses	8,842,363

NET INVESTMENT LOSS	(3,232,285)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	189,638,006
Net change in unrealized appreciation (depreciation) on investments	(131,152,974)

NET GAIN ON INVESTMENTS	58,485,032

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,252,747

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(3,232,285)	$(5,458,286)
Net realized gain on investment transactions	189,638,006	283,697,242
Net change in unrealized appreciation (depreciation) on investments	(131,152,974)	392,624,283

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	55,252,747	670,863,239

FUND SHARE TRANSACTIONS:
Fund share sold [6,429,512 and 19,589,550 shares, respectively]	132,274,591	321,992,260
Fund share repurchased [12,625,756 and 70,790,414 shares, respectively]	(258,417,848)	(1,150,186,084)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(126,143,257)	(828,193,824)

TOTAL DECREASE IN NET ASSETS	(70,890,510)	(157,330,585)
NET ASSETS:
Beginning of period	1,884,685,064	2,042,015,649

End of period	$1,813,794,554	$1,884,685,064

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS	Shares	Value (Note 2)
Agricultural Products — 1.1%
Archer-Daniels-Midland Co.	70,400	$3,105,344
Bunge Ltd.	65,000	4,916,600

		8,021,944

Aluminum — 0.5%
Constellium NV (Netherlands) (Class A Stock)*	108,200	3,468,892

Application Software — 0.1%
Computer Modelling Group Ltd. (Canada)	37,700	1,046,506

Coal & Consumable Fuels — 0.4%
Cloud Peak Energy, Inc.*	59,500	1,095,990
CONSOL Energy, Inc.	47,300	2,179,111

		3,275,101

Construction & Engineering — 1.3%
Jacobs Engineering Group, Inc.*	86,100	4,587,408
Quanta Services, Inc.*	154,696	5,349,388

		9,936,796

Construction Materials — 3.3%
Eagle Materials, Inc.	31,700	2,988,676
Holcim Ltd. (Switzerland)*	48,015	4,217,513
Martin Marietta Materials, Inc.(a)	100,300	13,244,615
Vulcan Materials Co.	60,400	3,850,500

		24,301,304

Diversified Metals & Mining — 4.5%
BHP Billiton Ltd. (Australia)	315,546	10,761,607
First Quantum Minerals Ltd. (Canada)	98,800	2,112,943
Iluka Resources Ltd. (Australia)	337,548	2,593,698
MMC Norilsk Nickel OJSC (Russia), ADR	144,407	2,875,143
Southern Copper Corp.	362,000	10,993,940
US Silica Holdings, Inc.	73,300	4,063,752

		33,401,083

Electric Utilities — 2.4%
American Electric Power Co., Inc.	98,000	5,465,460
Entergy Corp.	79,700	6,542,573
Exelon Corp.	80,200	2,925,696
PNM Resources, Inc.	86,200	2,528,246

		17,461,975

Fertilizers & Agricultural Chemicals — 2.3%
Monsanto Co.	39,200	4,889,808
Mosaic Co. (The)	130,900	6,473,005
Potash Corp. of Saskatchewan, Inc. (Canada)	123,800	4,699,448
Sociedad Quimica y Minera de Chile SA (Chile), ADR(a)	33,300	976,023

		17,038,284

Forest Products — 0.2%
West Fraser Timber Co. Ltd. (Canada)	36,100	1,749,432

Gas Utilities — 0.9%
GAIL India Ltd. (India)	329,384	2,535,057
Infraestructura Energetica Nova SAB De CV (Mexico)	715,100	3,967,541

		6,502,598

COMMON STOCKS (continued)	Shares	Value (Note 2)
Gold — 1.5%
AngloGold Ashanti Ltd. (South Africa)*	90,305	$1,541,558
Franco-Nevada Corp. (Canada)	126,500	7,261,258
Randgold Resources Ltd. (United Kingdom)	28,723	2,418,690

		11,221,506

Heavy Electrical Equipment — 0.9%
Babcock & Wilcox Co. (The)	199,000	6,459,540

Independent Power Producers & Energy Traders — 0.8%
NRG Energy, Inc.	160,037	5,953,376

Industrial Gases — 3.4%
Air Products & Chemicals, Inc.	23,000	2,958,260
Airgas, Inc.	124,400	13,548,404
Praxair, Inc.	63,900	8,488,476

		24,995,140

Industrial Machinery — 2.9%
Flowserve Corp.	147,300	10,951,755
Harsco Corp.	108,900	2,900,007
Valmont Industries, Inc.(a)	12,500	1,899,375
Wartsila OYJ Abp (Finland)	18,756	929,583
Xylem, Inc.	125,200	4,892,816

		21,573,536

Integrated Oil & Gas — 10.0%
Chevron Corp.	63,256	8,258,071
Eni SpA (Italy)	556,579	15,222,257
Exxon Mobil Corp.	174,008	17,519,125
Hess Corp.	109,400	10,818,566
Royal Dutch Shell PLC (Netherlands), ADR	276,075	22,740,298

		74,558,317

Metal & Glass Containers — 1.4%
Ball Corp.	68,600	4,299,848
Berry Plastics Group, Inc.*	175,400	4,525,320
Vidrala SA (Spain)	33,723	1,672,528

		10,497,696

Multi-Utilities — 3.8%
National Grid PLC (United Kingdom)	304,496	4,383,749
NiSource, Inc.	435,700	17,140,438
PG&E Corp.	132,800	6,377,056

		27,901,243

Oil & Gas Drilling — 0.5%
Patterson-UTI Energy, Inc.	108,700	3,797,978

Oil & Gas Equipment & Services — 8.3%
AMEC PLC (United Kingdom)	361,238	7,501,016
Cameron International Corp.*	79,400	5,376,174
Core Laboratories NV	37,210	6,216,303
Enerflex Ltd. (Canada)	45,200	860,751
Exterran Holdings, Inc.(a)	110,300	4,962,397
Halliburton Co.	149,300	10,601,793
Helix Energy Solutions Group, Inc.*	115,500	3,038,805
John Wood Group PLC (United Kingdom)	133,311	1,838,113
National Oilwell Varco, Inc.	68,600	5,649,210
Schlumberger Ltd.	124,225	14,652,339
Tesco Corp.	53,100	1,133,154

		61,830,055

Oil & Gas Exploration & Production — 32.2%
Anadarko Petroleum Corp.	176,500	19,321,455

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas Exploration & Production (continued)
Apache Corp.	129,800	$13,060,476
ARC Resources Ltd. (Canada)	90,401	2,752,569
Athlon Energy, Inc.*	148,800	7,097,760
Canadian Natural Resources Ltd. (Canada)	123,400	5,665,294
Chesapeake Energy Corp.(a)	103,500	3,216,780
Cimarex Energy Co.	117,594	16,870,035
Concho Resources, Inc.*	137,400	19,854,300
Continental Resources, Inc.*(a)	42,600	6,732,504
Diamondback Energy, Inc.*	74,500	6,615,600
Dragon Oil PLC (United Arab Emirates)	173,116	1,815,129
Eclipse Resources Corp.*	45,300	1,138,389
Energy XXI Bermuda Ltd.(a)	112,763	2,664,590
EOG Resources, Inc.	69,600	8,133,456
EQT Corp.	141,600	15,137,040
Laredo Petroleum, Inc.*	111,600	3,457,368
Matador Resources Co.*	122,200	3,578,016
NuVista Energy Ltd. (Canada)*	279,000	3,124,549
Oasis Petroleum, Inc.*	195,100	10,904,139
Ophir Energy PLC (United Kingdom)*	820,443	3,093,230
Parsley Energy, Inc. (Class A Stock)*	129,700	3,121,879
PDC Energy, Inc.*	53,372	3,370,442
Pioneer Natural Resources Co.	104,200	23,946,202
Premier Oil PLC (United Kingdom)	715,605	4,085,499
Range Resources Corp.	170,600	14,833,670
Salamander Energy PLC (United Kingdom)*	1,641,983	3,934,105
Santos Ltd. (Australia)	479,093	6,445,060
SM Energy Co.	135,900	11,429,190
Talisman Energy, Inc. (Canada)	422,200	4,463,161
Tullow Oil PLC (United Kingdom)	143,611	2,095,094
WPX Energy, Inc.*	290,633	6,949,035

		238,906,016

Oil & Gas Refining & Marketing — 1.8%
Phillips 66	167,400	13,463,982

Oil & Gas Storage & Transportation — 0.9%
Spectra Energy Corp.	160,000	6,796,800

Paper Packaging — 0.5%
MeadWestvaco Corp.	78,400	3,469,984

Paper Products — 1.8%
Clearwater Paper Corp.*	36,947	2,280,369
International Paper Co.	138,500	6,990,095
KapStone Paper and Packaging Corp.*	78,900	2,613,957
Schweitzer-Mauduit International, Inc.	25,600	1,117,696

		13,002,117

Precious Metals & Minerals — 1.6%
Fresnillo PLC (Mexico)	253,737	3,813,029
Petra Diamonds Ltd. (United Kingdom)*	2,486,768	8,013,732

		11,826,761

Silver — 0.3%
Silver Wheaton Corp. (Canada)	97,800	2,573,660

Specialized REIT’s — 1.4%
Weyerhaeuser Co.(a)	319,751	10,580,560

Specialty Chemicals — 6.3%
Celanese Corp. (Class A Stock)	168,400	10,824,752
Ecolab, Inc.	104,800	11,668,432
Flotek Industries, Inc.*(a)	73,300	2,357,328
International Flavors & Fragrances, Inc.	14,600	1,522,488

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Chemicals (continued)
Platform Specialty Products Corp.*	36,577	$1,025,253
RPM International, Inc.	212,700	9,822,486
Sherwin-Williams Co. (The)	20,800	4,303,728
Victrex PLC (United Kingdom)	170,446	4,962,216

		46,486,683

Steel — 1.6%
Fortescue Metals Group Ltd. (Australia)	1,391,330	5,746,408
United States Steel Corp.	70,700	1,841,028
Worthington Industries, Inc.	94,000	4,045,760

		11,633,196

TOTAL LONG-TERM INVESTMENTS (cost $589,422,525)		733,732,061

SHORT-TERM INVESTMENT — 6.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $46,649,357; includes $38,091,503 of cash collateral received for securities on loan)(b)(w)(Note 4)	46,649,357	46,649,357

TOTAL INVESTMENTS — 105.2% (cost $636,071,882)		780,381,418
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(38,356,239)

NET ASSETS — 100.0%		$742,025,179

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,256,730; cash collateral of $38,091,503 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Agricultural Products	$8,021,944	$—	$—
Aluminum	3,468,892	—	—
Application Software	1,046,506	—	—
Coal & Consumable Fuels	3,275,101	—	—
Construction & Engineering	9,936,796	—	—
Construction Materials	20,083,791	4,217,513	—
Diversified Metals & Mining	20,045,778	13,355,305	—
Electric Utilities	17,461,975	—	—
Fertilizers & Agricultural Chemicals	17,038,284	—	—
Forest Products	1,749,432	—	—
Gas Utilities	3,967,541	2,535,057	—
Gold	7,261,258	3,960,248	—
Heavy Electrical Equipment	6,459,540	—	—
Independent Power Producers & Energy Traders	5,953,376	—	—
Industrial Gases	24,995,140	—	—
Industrial Machinery	20,643,953	929,583	—
Integrated Oil & Gas	59,336,060	15,222,257	—
Metal & Glass Containers	10,497,696	—	—
Multi-Utilities	23,517,494	4,383,749	—
Oil & Gas Drilling	3,797,978	—	—
Oil & Gas Equipment & Services	52,490,926	9,339,129	—
Oil & Gas Exploration & Production	224,465,234	14,440,782	—
Oil & Gas Refining & Marketing	13,463,982	—	—
Oil & Gas Storage & Transportation	6,796,800	—	—
Paper Packaging	3,469,984	—	—
Paper Products	13,002,117	—	—
Precious Metals & Minerals	8,013,732	3,813,029	—
Silver	2,573,660	—	—
Specialized REIT’s	10,580,560	—	—
Specialty Chemicals	41,524,467	4,962,216	—
Steel	5,886,788	5,746,408	—
Affiliated Money Market Mutual Fund	46,649,357	—	—

Total	$697,476,142	$82,905,276	$—

Fair Value of Level 2 investments at 12/31/13 was $80,684,034 which was a result of valuing investments using third-party vendor modeling tools. An amount of $14,477,093 was transferred from Level 2 into Level 1 at 06/30/2014 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Oil & Gas Exploration & Production	32.2%
Integrated Oil & Gas	10.0
Oil & Gas Equipment & Services	8.3
Affiliated Money Market Mutual Fund (5.1% represents investments purchased with collateral from securities on loan)	6.3
Specialty Chemicals	6.3
Diversified Metals & Mining	4.5
Multi-Utilities	3.8
Industrial Gases	3.4
Construction Materials	3.3
Industrial Machinery	2.9
Electric Utilities	2.4
Fertilizers & Agricultural Chemicals	2.3
Oil & Gas Refining & Marketing	1.8
Paper Products	1.8
Precious Metals & Minerals	1.6
Steel	1.6

Gold	1.5%
Specialized REIT’s	1.4
Metal & Glass Containers	1.4
Construction & Engineering	1.3
Agricultural Products	1.1
Oil & Gas Storage & Transportation	0.9
Gas Utilities	0.9
Heavy Electrical Equipment	0.9
Independent Power Producers & Energy Traders	0.8
Oil & Gas Drilling	0.5
Paper Packaging	0.5
Aluminum	0.5
Coal & Consumable Fuels	0.4
Silver	0.3
Forest Products	0.2
Application Software	0.1

105.2
Liabilities in excess of other assets	(5.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $37,256,730:
Unaffiliated investments (cost $589,422,525)	$733,732,061
Affiliated investments (cost $46,649,357)	46,649,357
Foreign currency, at value (cost $57,726)	57,483
Receivable for investments sold	4,071,822
Dividends receivable	672,508
Tax reclaim receivable	263,345
Receivable for fund share sold	38,925
Prepaid expenses	2,453

Total Assets	785,487,954

LIABILITIES:
Payable to broker for collateral for securities on loan	38,091,503
Payable for investments purchased	3,928,944
Payable for fund share repurchased	937,259
Advisory fees payable	325,217
Foreign capital gains tax liability accrued	93,489
Accrued expenses and other liabilities	62,032
Foreign withheld taxes payable	15,949
Distribution fee payable	8,017
Affiliated transfer agent fee payable	365

Total Liabilities	43,462,775

NET ASSETS	$742,025,179

Net assets were comprised of:
Paid-in capital	$657,279,774
Retained earnings	84,745,405

Net assets, June 30, 2014	$742,025,179

Net asset value and redemption price per share, $742,025,179 / 28,480,537 outstanding shares of beneficial interest	$26.05

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $191,131 foreign withholding tax)	$5,429,652
Affiliated income from securities lending, net	35,875
Affiliated dividend income	4,203

5,469,730

EXPENSES
Advisory fees	2,989,029
Distribution fee	339,007
Custodian and accounting fees	82,000
Audit fee	12,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	3,000
Shareholders’ reports	3,000
Loan interest expense	114
Miscellaneous	9,297

Total expenses	3,458,447

NET INVESTMENT INCOME	2,011,283

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (net of foreign capital gains taxes $(39,533))	32,936,778
Foreign currency transactions	(18,852)

32,917,926

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(91,041))	60,068,857
Foreign currencies	7,880

60,076,737

NET GAIN ON INVESTMENTS	92,994,663

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,005,946

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,011,283	$3,581,607
Net realized gain on investment and foreign currency transactions	32,917,926	9,112,051
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	60,076,737	81,386,195

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	95,005,946	94,079,853

FUND SHARE TRANSACTIONS:
Fund share sold [1,147,923 and 5,031,435 shares, respectively]	26,935,711	105,229,400
Fund share repurchased [1,960,171 and 13,817,210 shares, respectively]	(45,806,303)	(283,736,489)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(18,870,592)	(178,507,089)

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,135,354	(84,427,236)
NET ASSETS:
Beginning of period	665,889,825	750,317,061

End of period	$742,025,179	$665,889,825

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
LONG-TERM INVESTMENTS — 59.2%
FOREIGN BONDS — 49.6%
Brazil — 4.8%
Brazil Letras do Tesouro Nacional,
Unsec’d. Notes
9.729%(s)	01/01/15	BRL	229	$98,173
11.379%(s)	01/01/16	BRL	7,050	2,713,897
11.559%(s)	01/01/17	BRL	12,880	4,423,835
11.781%(s)	07/01/16	BRL	8,970	3,263,070
12.269%(s)	01/01/18	BRL	7,750	2,368,662
Brazil Notas do Tesouro Nacional,
Series B, Bonds
6.000%	08/15/18	BRL	850	974,805
12.808%	08/15/20	BRL	1,477	1,647,600
Series B, Notes
13.611%	08/15/22	BRL	3,880	4,413,617
14.049%	08/15/50	BRL	630	679,023
14.371%	05/15/15	BRL	893	1,001,108
Series F, Notes
9.762%	01/01/23	BRL	7,530	3,053,619
10.000%	01/01/19	BRL	5,970	2,543,569
10.000%	01/01/21	BRL	2,550	1,053,753
Series F, Sr. Notes
10.000%	01/01/17	BRL	7,300	3,191,566

				31,426,297

Canada — 3.1%
Canadian Government Bond,
Bonds
2.250%	08/01/14	CAD	69	64,731
4.500%	06/01/15	CAD	2,004	1,937,704
Unsec’d. Notes
1.000%	02/01/15	CAD	19,920	18,670,905

				20,673,340

Hungary — 3.6%
Hungary Government Bond,
Bonds
4.000%	04/25/18	HUF	203,290	924,344
5.500%	12/22/16	HUF	2,065,230	9,753,745
5.500%	12/20/18	HUF	525,970	2,540,347
5.500%	06/24/25	HUF	8,140	39,542
6.500%	06/24/19	HUF	20,600	104,121
6.750%	11/24/17	HUF	402,510	2,001,004
8.000%	02/12/15	HUF	1,800,000	8,229,887

				23,592,990

Indonesia — 1.0%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
7.000%	05/15/22	IDR	80,330,000	6,301,721
8.250%	07/15/21	IDR	1,034,000	88,093
11.000%	11/15/20	IDR	409,000	39,589

				6,429,403

Ireland — 7.5%
Ireland Government Bond,
Bonds
5.000%	10/18/20	EUR	14,200	23,719,425
5.400%	03/13/25	EUR	14,200	24,637,574

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (continued)
Ireland (continued)
5.500%	10/18/17	EUR	518	$825,388

				49,182,387

Malaysia — 0.5%
Malaysian Government Bond,
Sr. Unsec’d. Notes
3.197%	10/15/15	MYR	240	74,784
3.434%	08/15/14	MYR	650	202,518
3.741%	02/27/15	MYR	650	203,212
3.835%	08/12/15	MYR	3,600	1,129,765
4.720%	09/30/15	MYR	4,265	1,353,607

				2,963,886

Mexico — 4.3%
Mexican Bonos,
Bonds
6.000%	06/18/15	MXN	93,000	7,364,516
6.250%	06/16/16	MXN	860	69,892
7.250%	12/15/16	MXN	68,042	5,684,506
8.000%	12/17/15	MXN	136,000	11,191,164
9.500%	12/18/14	MXN	5,600	444,230
Mexican Udibonos,
Bonds, TIPS
2.500%	12/10/20	MXN	7,962	3,290,220

				28,044,528

Poland — 7.7%
Polish Government Bond,
Bonds
2.920%(s)	07/25/16	PLN	4,930	1,543,009
4.750%	10/25/16	PLN	70,040	24,211,529
4.750%	04/25/17	PLN	1,136	395,537
5.500%	04/25/15	PLN	1,901	641,429
Unsec’d. Notes
5.500%	04/25/15	PLN	71,000	23,956,568

				50,748,072

South Korea — 14.4%
Korea Monetary Stabilization Bond,
Sr. Unsec’d. Notes
2.470%	04/02/15	KRW	40,217,280	39,709,218
2.740%	02/02/15	KRW	1,982,720	1,961,061
Korea Treasury Bond,
Sr. Unsec’d. Notes
2.750%	12/10/15	KRW	40,000,000	39,603,400
2.750%	06/10/16	KRW	11,200,000	11,087,945
4.000%	09/10/15	KRW	546,030	548,300
4.500%	03/10/15	KRW	1,811,300	1,813,122

				94,723,046

Sweden — 2.7%
Sweden Government Bond,
Bonds
4.500%	08/12/15	SEK	113,230	17,716,689

TOTAL FOREIGN BONDS (cost $313,416,585)				325,500,638

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
SOVEREIGN ISSUES — 9.6%
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes
5.375%	02/21/23		13,300	14,314,125
Iceland Government International Bond (Iceland), Unsec’d. Notes, 144A (original cost $3,502,005; purchased 05/03/12-05/02/13)(f)
5.875%	05/11/22		3,175	3,503,641
Unsec’d. Notes, RegS
5.875%	05/11/22		967	1,067,093
Republic of Serbia (Serbia), Bonds, 144A (original cost $5,826,908; purchased 05/02/13- 05/22/13)(f)
4.875%	02/25/20		5,580	5,649,750
Sr. Unsec’d. Notes, 144A (original cost $2,762,174; purchased 05/07/13-05/13/13)(f)
7.250%	09/28/21		2,320	2,644,800
Slovenia Government International Bond (Slovenia), Bonds, 144A (original cost $3,600,977; purchased 05/02/13-06/26/13)(f)
5.850%	05/10/23		3,820	4,287,950
Sr. Unsec’d. Notes, 144A (original cost $2,975,855; purchased 06/21/13-06/26/13)(f)
5.500%	10/26/22		3,290	3,602,550
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A (original cost $4,610,355; purchased 12/02/13-05/27/14)(f)
9.250%	07/24/17		4,980	5,042,250
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A (original cost $12,505,243; purchased 05/02/13-08/21/13)(f)
7.800%	11/28/22		12,450	11,765,250
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A (original cost $11,680,152; purchased 05/07/13-05/13/13)(f)
7.500%	04/17/23		12,030	11,308,200

TOTAL SOVEREIGN ISSUES (cost $62,428,637)				63,185,609

TOTAL LONG-TERM INVESTMENTS (cost $375,845,222)				388,686,247

SHORT-TERM INVESTMENTS — 39.7%
FOREIGN TREASURY BILLS(n) — 17.3%
Bank Negara Malaysia Monetary Notes (Malaysia)
2.800%	07/03/14	MYR	1,310	407,907
2.882%	03/05/15	MYR	181,020	55,174,738
2.886%	04/28/15	MYR	42,140	12,779,247
2.900%	10/28/14	MYR	1,660	512,000
3.000%	05/05/15	MYR	1,360	411,765
3.070%	05/19/15	MYR	6,480	1,961,478
3.073%	04/16/15	MYR	610	185,197
3.120%	06/03/15	MYR	830	250,964
3.121%	06/16/15	MYR	2,040	616,001
Canadian Treasury Bills (Canada)
0.910%	07/31/14	CAD	30	28,093
0.911%	08/14/14	CAD	10	9,361
0.917%	09/11/14	CAD	30	28,063

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN TREASURY BILLS(n) (continued)
Mexican Cetes (Mexico)
3.020%	12/24/14	MXN	57,512	$436,876
3.080%	05/28/15	MXN	61,511	461,089
3.430%	09/18/14	MXN	3,763	28,821
3.550%	04/01/15	MXN	147,000	1,107,324
3.630%	12/11/14	MXN	123,170	936,466
Monetary Authority of Singapore (Singapore)
0.250%	08/19/14	SGD	2,650	2,124,557
0.280%	07/25/14	SGD	2,330	1,868,328
0.309%	08/01/14	SGD	27,450	22,009,929
0.320%	11/25/14	SGD	2,890	2,315,321
0.322%	08/15/14	SGD	1,850	1,483,223
Sweden Treasury Bills (Sweden)
0.442%	09/17/14	SEK	56,290	8,410,859

TOTAL FOREIGN TREASURY BILLS (cost $112,863,914)				113,547,607

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 22.4%
Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $147,293,602)(w)(Note 4)	147,293,602	147,293,602

TOTAL SHORT-TERM INVESTMENTS (cost $260,157,516)		260,841,209

TOTAL INVESTMENTS — 98.9% (cost $636,002,738)		649,527,456
OTHER ASSETS IN EXCESS OF LIABILITIES (x) —1.1%		7,480,948

NET ASSETS — 100.0%		$657,008,404

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
LIBOR	London Interbank Offered Rate
TIPS	Treasury Inflation Protected Security
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(f)	Indicates a restricted security; the aggregate cost of such securities is $47,463,669. The aggregate value of $47,804,391 is approximately 7.3% of net assets.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chilean Peso,
Expiring 05/12/15	Deutsche Bank AG	CLP	9,643,200	$16,448,955	$16,918,505	$469,550
Indian Rupee,
Expiring 08/13/14	JPMorgan Chase	INR	402,975	6,610,045	6,627,457	17,412
Expiring 08/13/14	JPMorgan Chase	INR	402,975	6,746,041	6,627,456	(118,585)
Malaysian Ringgit,
Expiring 02/23/15	Hong Kong & Shanghai Bank	MYR	2,640	785,714	807,031	21,317
Expiring 05/11/15	JPMorgan Chase	MYR	8,872	2,678,000	2,696,312	18,312
Expiring 06/22/15	Hong Kong & Shanghai Bank	MYR	9,530	2,885,955	2,887,004	1,049
Mexican Peso,
Expiring 07/10/14	Citigroup Global Markets	MXN	15,206	1,145,682	1,171,201	25,519
Expiring 12/16/14	Citigroup Global Markets	MXN	13,668	1,029,900	1,041,413	11,513
Expiring 12/18/14	Citigroup Global Markets	MXN	6,553	492,199	499,209	7,010
Expiring 01/12/15	Citigroup Global Markets	MXN	15,720	1,171,361	1,195,574	24,213
Expiring 03/13/15	Citigroup Global Markets	MXN	4,411	332,477	334,151	1,674
Expiring 03/17/15	Citigroup Global Markets	MXN	3,722	272,666	281,883	9,217
Expiring 03/24/15	Citigroup Global Markets	MXN	19,827	1,474,126	1,500,757	26,631
Expiring 03/24/15	Citigroup Global Markets	MXN	10,872	795,355	822,968	27,613
Expiring 05/11/15	Citigroup Global Markets	MXN	258,602	19,280,698	19,511,274	230,576
Expiring 05/19/15	Hong Kong & Shanghai Bank	MXN	259,356	19,412,000	19,557,638	145,638
Expiring 06/08/15	Citigroup Global Markets	MXN	11,258	845,319	847,796	2,477
Expiring 06/09/15	Citigroup Global Markets	MXN	11,245	847,879	846,776	(1,103)
Expiring 06/12/15	Citigroup Global Markets	MXN	22,868	1,710,133	1,721,663	11,530
Expiring 06/15/15	Citigroup Global Markets	MXN	9,828	735,794	739,776	3,982
Expiring 06/22/15	Citigroup Global Markets	MXN	8,845	660,666	665,471	4,805
Philippine Peso,
Expiring 09/25/14	JPMorgan Chase	PHP	31,980	728,573	731,434	2,861
Expiring 12/29/14	JPMorgan Chase	PHP	4,640	105,565	105,915	350
Expiring 06/25/15	JPMorgan Chase	PHP	64,880	1,472,604	1,477,063	4,459
Expiring 06/26/15	Deutsche Bank AG	PHP	184,164	4,173,582	4,210,413	36,831
Expiring 06/29/15	JPMorgan Chase	PHP	18,000	409,007	411,522	2,515
Singapore Dollar,
Expiring 05/11/15	JPMorgan Chase	SGD	11,312	9,077,000	9,076,741	(259)
Expiring 05/14/15	JPMorgan Chase	SGD	17,026	13,656,814	13,661,896	5,082

				$115,984,110	$116,976,299	$992,189

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 07/25/14	Deutsche Bank AG	EUR	1,088	$1,439,026	$1,489,942	$(50,916)
Expiring 07/25/14	Goldman Sachs & Co.	EUR	1,087	1,439,036	1,488,572	(49,536)
Expiring 11/12/14	Citigroup Global Markets	EUR	32,935	43,916,601	45,121,381	(1,204,780)
Expiring 11/17/14	Citigroup Global Markets	EUR	3,015	4,054,331	4,130,731	(76,400)
Expiring 01/30/15	Deutsche Bank AG	EUR	4,310	5,890,908	5,907,291	(16,383)
Expiring 02/03/15	Deutsche Bank AG	EUR	3,720	5,042,274	5,098,770	(56,496)
Expiring 02/10/15	Goldman Sachs & Co.	EUR	24,160	32,860,501	33,116,123	(255,622)
Expiring 05/11/15	Barclays Capital Group	EUR	43,310	60,322,603	59,400,210	922,393

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued),
Expiring 05/12/15	Deutsche Bank AG	EUR	1,105	$1,530,204	$1,515,531	$14,673
Expiring 07/01/15	Deutsche Bank AG	EUR	4,795	6,546,477	6,579,079	(32,602)
Japanese Yen,
Expiring 07/24/14	Citigroup Global Markets	JPY	133,855	1,345,462	1,321,567	23,895
Expiring 07/24/14	JPMorgan Chase	JPY	206,000	2,067,650	2,033,863	33,787
Expiring 07/25/14	JPMorgan Chase	JPY	71,800	724,338	708,896	15,442
Expiring 10/07/14	Deutsche Bank AG	JPY	1,198,698	11,545,925	11,841,381	(295,456)
Expiring 12/22/14	Deutsche Bank AG	JPY	322,050	3,139,853	3,183,673	(43,820)
Expiring 12/22/14	Hong Kong & Shanghai Bank	JPY	322,540	3,139,809	3,188,517	(48,708)
Expiring 12/26/14	Barclays Capital Group	JPY	140,390	1,353,874	1,387,898	(34,024)
Expiring 12/26/14	Citigroup Global Markets	JPY	112,290	1,083,101	1,110,101	(27,000)
Expiring 12/26/14	Citigroup Global Markets	JPY	106,720	1,028,950	1,055,037	(26,087)
Expiring 01/08/15	Goldman Sachs & Co.	JPY	99,910	963,350	987,854	(24,504)
Expiring 01/15/15	Barclays Capital Group	JPY	347,950	3,355,226	3,440,604	(85,378)
Expiring 01/15/15	JPMorgan Chase	JPY	226,190	2,180,891	2,236,615	(55,724)
Expiring 02/06/15	JPMorgan Chase	JPY	319,300	3,162,369	3,158,082	4,287
Expiring 02/06/15	Standard Chartered PLC	JPY	319,400	3,162,455	3,159,072	3,383
Expiring 02/09/15	Barclays Capital Group	JPY	319,440	3,162,444	3,159,573	2,871
Expiring 02/09/15	JPMorgan Chase	JPY	320,140	3,162,498	3,166,496	(3,998)
Expiring 02/10/15	Goldman Sachs & Co.	JPY	3,655,508	36,189,560	36,156,931	32,629
Expiring 03/09/15	Barclays Capital Group	JPY	215,933	2,111,642	2,136,459	(24,817)
Expiring 05/18/15	Bank of America	JPY	327,434	3,225,000	3,242,191	(17,191)
Expiring 05/19/15	Bank of America	JPY	326,957	3,230,000	3,237,499	(7,499)
Expiring 05/19/15	Barclays Capital Group	JPY	327,845	3,230,000	3,246,295	(16,295)
Expiring 05/19/15	Citigroup Global Markets	JPY	327,457	3,230,000	3,242,454	(12,454)
Expiring 05/19/15	Hong Kong & Shanghai Bank	JPY	328,108	3,230,000	3,248,901	(18,901)
Expiring 06/03/15	Deutsche Bank AG	JPY	2,546,462	25,097,697	25,219,096	(121,399)
Expiring 06/04/15	JPMorgan Chase	JPY	1,091,053	10,689,473	10,805,453	(115,980)
Expiring 06/09/15	Citigroup Global Markets	JPY	172,800	1,691,928	1,711,453	(19,525)
Expiring 06/09/15	Hong Kong & Shanghai Bank	JPY	258,800	2,533,703	2,563,219	(29,516)
Expiring 06/10/15	Barclays Capital Group	JPY	230,430	2,256,739	2,282,260	(25,521)
Expiring 06/10/15	Citigroup Global Markets	JPY	173,500	1,696,622	1,718,405	(21,783)
Expiring 06/10/15	Citigroup Global Markets	JPY	166,420	1,627,388	1,648,282	(20,894)
Expiring 06/10/15	Hong Kong & Shanghai Bank	JPY	245,410	2,404,342	2,430,628	(26,286)
Expiring 06/11/15	Deutsche Bank AG	JPY	81,300	795,966	805,233	(9,267)
Expiring 06/11/15	JPMorgan Chase	JPY	227,370	2,225,583	2,251,979	(26,396)
Expiring 06/17/15	JPMorgan Chase	JPY	95,900	942,779	949,902	(7,123)
Expiring 06/22/15	Deutsche Bank AG	JPY	322,610	3,168,123	3,195,673	(27,550)

				$317,196,701	$319,079,172	$(1,882,471)

Cross currency exchange contracts outstanding at June 30, 2014:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
08/12/14	Buy	EUR	4,764	SEK	43,861	$(36,017)	Deutsche Bank AG
02/23/15	Buy	HUF	1,314,000	EUR	4,106	134,350	Deutsche Bank AG
05/11/15	Buy	HUF	1,419,444	EUR	4,568	(55,565)	Deutsche Bank AG
05/15/15	Buy	PLN	28,440	EUR	6,649	84,553	Deutsche Bank AG
08/12/14	Buy	SEK	201,465	EUR	22,270	(362,339)	Deutsche Bank AG

						$(235,018)

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation
Exchange-traded swap agreements:
17,130	03/31/24	2.788%	3 month LIBOR(1)	$—	$(442,011)	$(442,011)
8,150	03/31/44	3.488%	3 month LIBOR(1)	—	(381,637)	(381,637)

				$—	$(823,648)	$(823,648)

(1)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$325,500,638	$—
Sovereign Issues	—	63,185,609	—
Foreign Treasury Bills	—	113,547,607	—
Affiliated Money Market Mutual Fund	147,293,602	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(1,125,300)	—
Interest Rate Swaps	—	(823,648)	—

Total	$147,293,602	$500,284,906	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 were as follows:

Foreign Bonds	49.6%
Affiliated Money Market Mutual Fund	22.4
Foreign Treasury Bills	17.3
Sovereign Issues	9.6

98.9%
Other assets in excess of liabilities	1.1

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	—	$—	Due to broker — variation margin	$823,648	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	2,384,399	Unrealized depreciation on foreign currency forward contracts	3,509,699

Total		$2,384,399		$4,333,347

*	Includes cumulative appreciation/depreciation as reported in the schedule of Exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps	Forward Currency Contracts(1)	Total
Interest rate contracts	$14,355	$—	$14,355
Foreign exchange contracts	—	(6,022,597)	(6,022,597)

Total	$14,355	$(6,022,597)	$(6,008,242)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$(823,648)	$—	$(823,648)
Foreign exchange contracts	—	1,924,139	1,924,139

Total	$(823,648)	$1,924,139	$1,100,491

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For	the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Forward Foreign Currency Exchange Purchase Contracts(1)	Forward Foreign Currency Exchange Sale Contracts(2)	Interest Rate Swap Agreements(3)
$146,847,297	$337,582,640	$16,853,333

(1)	Value at Settlement Date Payable.

(2)	Value at Settlement Date Receivable.

(3)	Notional Amount.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Bank of America	$—	$—	$—	$—
Barclays Capital Group	925,264	(186,035)	—	739,229
Citigroup Global Markets	410,655	(410,655)	—	—
Deutsche Bank AG	739,957	(739,957)	—	—
Goldman Sachs & Co.	32,629	(32,629)	—	—
Hong Kong & Shanghai Bank	168,004	(123,411)	—	44,593
JPMorgan Chase.	104,507	(104,507)	—	—
Standard Chartered PLC	3,383	—	—	3,383

	$2,384,399

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(24,690)	$—	$—	$(24,690)
Barclays Capital Group	(186,035)	186,035	—	—
Citigroup Global Markets	(1,410,026)	410,655	630,000	(369,371)

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Deutsche Bank AG	(1,107,810)	739,957	—	(367,853)
Goldman Sachs & Co.	(329,662)	32,629	—	(297,033)
Hong Kong & Shanghai Bank	(123,411)	123,411	—	—
JPMorgan Chase.	(328,065)	104,507	—	(223,558)
Standard Chartered PLC	—	—	—	—

	$(3,509,699)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Unaffiliated investments (cost $488,709,136)	$502,233,854
Affiliated investments (cost $147,293,602)	147,293,602
Foreign currency, at value (cost $5,456,558)	5,431,948
Deposit with broker	1,732,147
Dividends and interest receivable	5,688,803
Receivable for fund share sold	2,702,819
Unrealized appreciation on foreign currency forward contracts	2,384,399
Receivable for investments sold	29,336
Tax reclaim receivable	1,936
Prepaid expenses	3,178

Total Assets	667,502,022

LIABILITIES:
Payable for investments purchased	6,560,911
Unrealized depreciation on foreign currency forward contracts	3,509,699
Advisory fees payable	203,553
Accrued expenses and other liabilities	118,459
Due to broker-variation margin	93,211
Distribution fee payable	7,174
Affiliated transfer agent fee payable	365
Payable for fund share repurchased	246

Total Liabilities	10,493,618

NET ASSETS	$657,008,404

Net assets were comprised of:
Paid-in capital	$632,006,386
Retained earnings	25,002,018

Net assets, June 30, 2014	$657,008,404

Net asset value and redemption price per share, $657,008,404 / 59,375,674 outstanding shares of beneficial interest	$11.07

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$7,173,091
Affiliated dividend income	95,976

7,269,067

EXPENSES
Advisory fees	2,361,713
Distribution fee	301,564
Custodian and accounting fees	194,000
Audit fee	19,000
Trustees’ fees	7,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Insurance expenses	3,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	8,147

Total expenses	2,909,424
Less: advisory fee waivers and/or expense reimbursement	(104,877)

Net expenses	2,804,547

NET INVESTMENT INCOME	4,464,520

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	2,146
Swap agreements transactions	14,355
Foreign currency transactions	(8,884,537)

(8,868,036)

Net change in unrealized appreciation (depreciation) on:
Investments	20,391,474
Swap agreements	(823,648)
Foreign currencies	1,788,283

21,356,109

NET GAIN ON INVESTMENTS	12,488,073

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,952,593

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,464,520	$7,939,419
Net realized gain (loss) on investment and foreign currency transactions	(8,868,036)	4,315,839
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	21,356,109	(29,685,696)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,952,593	(17,430,438)

FUND SHARE TRANSACTIONS:
Fund share sold [8,074,600 and 17,556,145 shares, respectively]	87,486,684	187,048,504
Fund share repurchased [2,390,566 and 7,133,077 shares, respectively]	(25,775,289)	(75,364,285)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	61,711,395	111,684,219

TOTAL INCREASE IN NET ASSETS	78,663,988	94,253,781
NET ASSETS:
Beginning of period	578,344,416	484,090,635

End of period	$657,008,404	$578,344,416

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 88.1%
COMMON STOCKS — 86.3%	Shares	Value (Note 2)
Aerospace & Defense — 2.3%
Bombardier, Inc. (Canada) (Class B Stock)	217,400	$768,097
Cubic Corp.	140,220	6,241,192
DigitalGlobe, Inc.*	46,526	1,293,423
Lockheed Martin Corp.	76,166	12,242,161
Northrop Grumman Corp.	89,825	10,745,765
QinetiQ Group PLC (United Kingdom)	572,210	2,024,170
Safran SA (France)	29,489	1,930,490
Textron, Inc.	52,498	2,010,148
United Technologies Corp.	102,540	11,838,243

		49,093,689

Air Freight & Logistics — 1.0%
FedEx Corp.	9,715	1,470,657
United Parcel Service, Inc. (Class B Stock)	187,403	19,238,792
UTi Worldwide, Inc.*(a)	161,095	1,665,722

		22,375,171

Airlines — 0.3%
Spirit Airlines, Inc.*	42,338	2,677,455
United Continental Holdings, Inc.*	73,100	3,002,217

		5,679,672

Auto Components — 0.2%
Tenneco, Inc.*	24,958	1,639,741
Toyota Industries Corp. (Japan)	27,800	1,436,435
Xingda International Holdings Ltd. (China)	1,311,000	527,756

		3,603,932

Automobiles — 0.9%
Brilliance China Automotive Holdings Ltd. (China)	1,216,000	2,282,598
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	1,161,000	2,079,507
Harley-Davidson, Inc.(a)	123,064	8,596,020
Hyundai Motor Co. (South Korea)	21,267	4,821,671
Isuzu Motors Ltd. (Japan)	417,000	2,761,364

		20,541,160

Banks — 6.3%
Bank of Ireland (Ireland)*	5,450,895	1,839,406
Barclays PLC (United Kingdom)	517,384	1,884,704
BOK Financial Corp.	68,215	4,543,119
Citigroup, Inc.	116,670	5,495,157
Cullen/Frost Bankers, Inc.	17,979	1,427,892
Erste Group Bank AG (Austria)	141,098	4,562,103
Eurobank Ergasias SA (Greece)*	2,257,928	1,139,340
First Midwest Bancorp, Inc.	158,400	2,697,552
First Niagara Financial Group, Inc.	169,470	1,481,168
First Republic Bank	69,258	3,808,497
Hancock Holding Co.	48,240	1,703,837
International Bancshares Corp.	114,461	3,090,447
JPMorgan Chase & Co.	343,172	19,773,571
M&T Bank Corp.(a)	99,366	12,326,352
MB Financial, Inc.	82,150	2,222,157
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,528,000	9,379,960
Piraeus Bank SA (Greece)*	439,185	972,716
PNC Financial Services Group, Inc. (The)	349,213	31,097,418
Standard Chartered PLC (United Kingdom)	77,366	1,581,359
Webster Financial Corp.	96,605	3,046,922

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Wells Fargo & Co.	418,075	$21,974,022

		136,047,699

Beverages — 2.3%
AMBEV SA (Brazil), ADR	294,025	2,069,936
Anheuser-Busch InBev NV (Belgium)	32,366	3,718,865
Anheuser-Busch InBev NV (Belgium), ADR(a)	103,735	11,923,301
C&C Group PLC (Ireland)	450,869	2,805,970
Diageo PLC (United Kingdom)	428,034	13,632,426
Diageo PLC (United Kingdom), ADR	49,960	6,358,409
Kirin Holdings Co. Ltd. (Japan)	73,700	1,064,142
LT Group, Inc. (Philippines)	3,659,700	1,238,181
Molson Coors Brewing Co. (Class B Stock)	104,370	7,740,079

		50,551,309

Biotechnology — 0.5%
Amgen, Inc.	15,957	1,888,830
Gilead Sciences, Inc.*(a)	38,705	3,209,032
Incyte Corp. Ltd.*	17,040	961,738
Regeneron Pharmaceuticals, Inc.*(a)	6,765	1,910,910
Vertex Pharmaceuticals, Inc.*	33,600	3,181,248

		11,151,758

Building Products — 1.0%
Armstrong World Industries, Inc.*	41,674	2,393,338
China Lesso Group Holdings Ltd. (China)	845,000	452,484
Cie de Saint-Gobain (France)	65,498	3,695,543
Lennox International, Inc.	114,070	10,217,250
Masco Corp.	157,770	3,502,494
Owens Corning	48,173	1,863,332

		22,124,441

Capital Markets — 2.5%
Ares Capital Corp.	114,775	2,049,881
Artisan Partners Asset Management, Inc. (Class A Stock)	21,243	1,204,053
BlackRock, Inc.	87,794	28,058,962
CETIP SA – Mercados Organizados (Brazil)	467,876	6,659,742
EFG International AG (Switzerland)*	186,960	2,178,887
Julius Baer Group Ltd. (Switzerland)*	87,210	3,592,994
SEI Investments Co.	196,298	6,432,685
Solar Capital Ltd.	90,963	1,935,693
UBS AG (Switzerland)*	155,200	2,845,517

		54,958,414

Chemicals — 1.8%
Akzo Nobel NV (Netherlands)	83,838	6,286,110
Dow Chemical Co. (The)	153,590	7,903,741
Huabao International Holdings Ltd. (Hong Kong) Innospec, Inc.	3,561,000 40,275	2,108,830 1,738,672
Koppers Holdings, Inc.	61,145	2,338,796
Platform Specialty Products Corp.*	34,460	965,914
Praxair, Inc.	93,299	12,393,839
Sensient Technologies Corp.	43,555	2,426,885
Sherwin-Williams Co. (The)	17,948	3,713,621

		39,876,408

Commercial Services & Supplies — 1.2%
ACCO Brands Corp.*	439,625	2,817,996

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
Clean Harbors, Inc.*(a)	172,142	$11,060,123
G&K Services, Inc. (Class A Stock)	61,155	3,184,341
United Stationers, Inc.	92,075	3,818,350
Waste Connections, Inc.	127,595	6,194,737

		27,075,547

Communications Equipment — 2.0%
Cisco Systems, Inc.	1,020,982	25,371,403
F5 Networks, Inc.*(a)	23,246	2,590,534
Juniper Networks, Inc.*	88,350	2,168,109
Motorola Solutions, Inc.	139,075	9,258,223
Palo Alto Networks, Inc.*(a)	24,512	2,055,331
QUALCOMM, Inc.	18,765	1,486,188

		42,929,788

Construction & Engineering — 0.4%
Ellaktor SA (Greece)*	69,355	390,771
Jacobs Engineering Group, Inc.*	118,960	6,338,189
Vinci SA (France)	23,708	1,772,381

		8,501,341

Construction Materials — 0.2%
BRAAS Monier Building Group SA (Luxembourg)*	19,366	609,381
China Resources Cement Holdings Ltd. (Hong Kong)	1,560,000	978,061
CRH PLC (Ireland)	101,849	2,610,954

		4,198,396

Containers & Packaging — 1.9%
AptarGroup, Inc.	23,085	1,546,926
Ball Corp.	152,030	9,529,240
Crown Holdings, Inc.*	39,700	1,975,472
DS Smith PLC (United Kingdom)	746,252	3,533,921
Graphic Packaging Holding Co.*	752,220	8,800,974
Greif, Inc. (Class A Stock)	39,530	2,156,757
Packaging Corp. of America	47,475	3,393,988
Silgan Holdings, Inc.	63,597	3,232,000
Smurfit Kappa Group PLC (Ireland)	54,789	1,254,009
Vidrala SA (Spain)	110,064	5,458,740

		40,882,027

Diversified Consumer Services — 0.4%
Anhanguera Educacional Participacoes SA (Brazil)	415,030	3,454,357
Matthews International Corp. (Class A Stock)(a)	67,015	2,785,814
New Oriental Education & Technology Group (China), ADR	81,704	2,170,875

		8,411,046

Diversified Financial Services — 0.8%
Ackermans & van Haaren NV (Belgium)	41,853	5,277,830
Berkshire Hathaway, Inc. (Class B Stock)*	41,393	5,238,698
Element Financial Corp. (Canada)*	50,000	631,648
Intercontinental Exchange, Inc.	11,400	2,153,460
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	240,100	1,380,166
Moody’s Corp.	35,356	3,099,307

		17,781,109

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services — 1.6%
Hellenic Telecommunications Organization SA (Greece)*	426,334	$6,296,818
Koninklijke KPN NV (Netherlands)*	558,579	2,036,617
Level 3 Communications, Inc.*	32,700	1,435,857
Nippon Telegraph & Telephone Corp. (Japan)	135,445	8,441,999
Telenor ASA (Norway)	353,129	8,040,201
Verizon Communications, Inc.	191,505	9,370,340

		35,621,832

Electric Utilities — 0.6%
Korea Electric Power Corp. (South Korea)	13,040	480,050
Power Assets Holdings Ltd. (Hong Kong)	748,295	6,549,778
Westar Energy, Inc.(a)	37,605	1,436,135
Xcel Energy, Inc.	130,000	4,189,900

		12,655,863

Electrical Equipment — 1.1%
Acuity Brands, Inc.	17,860	2,469,145
Eaton Corp. PLC	198,720	15,337,210
Schneider Electric SE (France)	63,977	6,032,610

		23,838,965

Electronic Equipment, Instruments & Components — 0.8%
Belden, Inc.	93,785	7,330,236
Cognex Corp.*	54,892	2,107,853
Coherent, Inc.*	25,905	1,714,134
MTS Systems Corp.	19,335	1,310,140
ScanSource, Inc.*	56,380	2,146,950
WPG Holdings Ltd. (Taiwan)	606,200	834,841
Zebra Technologies Corp. (Class A Stock)*	10,300	847,896

		16,292,050

Energy Equipment & Services — 0.4%
Era Group, Inc.*	72,640	2,083,315
Halliburton Co.	77,600	5,510,376
SEACOR Holdings, Inc.*	26,290	2,162,353

		9,756,044

Food & Staples Retailing — 0.9%
Alimentation Couche Tard, Inc. (Canada) (Class B Stock)	35,725	978,625
Casey’s General Stores, Inc.	33,205	2,333,979
CVS Caremark Corp.	13,100	987,347
Sprouts Farmers Market, Inc.*(a)	45,884	1,501,324
Total Produce PLC (Ireland)	3,186,132	4,842,676
Tsuruha Holdings, Inc. (Japan)	86,200	4,756,811
Walgreen Co.	24,560	1,820,633
Whole Foods Market, Inc.	71,424	2,759,109

		19,980,504

Food Products — 2.1%
Cranswick PLC (United Kingdom)	534,101	11,562,044
Greencore Group PLC (Ireland)	1,234,834	5,612,882
Keurig Green Mountain, Inc.	31,071	3,871,757
Kraft Foods Group, Inc.	241,127	14,455,564
Post Holdings, Inc.*(a)	38,470	1,958,508
Unilever NV (Netherlands)(a)	156,605	6,853,035
WhiteWave Foods Co. (The)*	59,944	1,940,387

		46,254,177

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Gas Utilities — 1.6%
Atmos Energy Corp.	30,320	$1,619,088
China Resources Gas Group Ltd. (China)	236,000	744,101
ENN Energy Holdings Ltd. (China)	160,500	1,152,504
Laclede Group, Inc. (The)	34,395	1,669,877
New Jersey Resources Corp.	16,935	968,005
Snam SpA (Italy)	179,095	1,078,676
UGI Corp.	495,393	25,017,347
WGL Holdings, Inc.	39,650	1,708,915

		33,958,513

Health Care Equipment & Supplies — 1.0%
DexCom, Inc.*	63,268	2,509,209
Haemonetics Corp.*	50,400	1,778,112
HeartWare International, Inc.*(a)	21,238	1,879,563
ICU Medical, Inc.*	59,740	3,632,789
Medtronic, Inc.(a)	153,311	9,775,109
Olympus Corp. (Japan)*	24,100	829,193
STERIS Corp.	42,205	2,257,123

		22,661,098

Health Care Providers & Services — 1.8%
Amsurg Corp.*	46,875	2,136,094
Cardinal Health, Inc.	153,509	10,524,577
Laboratory Corp. of America Holdings*	63,101	6,461,542
Synergy Health PLC (United Kingdom)	214,763	5,183,255
Team Health Holdings, Inc.*	32,400	1,618,056
UnitedHealth Group, Inc.	165,815	13,555,376

		39,478,900

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.*	129,290	2,075,105
MedAssets, Inc.*	80,920	1,848,213

		3,923,318

Hotels, Restaurants & Leisure — 1.5%
Bloomin’ Brands, Inc.*	81,387	1,825,510
Buffalo Wild Wings, Inc.*(a)	11,455	1,898,208
Home Inns & Hotels Management, Inc. (China)*	72,600	2,485,098
McDonald’s Corp.	170,836	17,210,019
Melco Crown Entertainment Ltd. (Hong Kong), ADR	42,358	1,512,604
OPAP SA (Greece)	81,402	1,447,270
Panera Bread Co. (Class A Stock)*	18,744	2,808,414
Starwood Hotels & Resorts Worldwide, Inc.	22,968	1,856,274
Wyndham Worldwide Corp.	20,635	1,562,482

		32,605,879

Household Durables — 1.3%
Harman International Industries, Inc.	17,521	1,882,281
Helen of Troy Ltd.*	39,700	2,407,011
Lennar Corp. (Class A Stock)(a)	39,441	1,655,733
NVR, Inc.*	10,841	12,473,655
Persimmon PLC (United Kingdom)*(g)	54,376	1,184,286
Pulte Group, Inc.	282,000	5,685,120
Whirlpool Corp.	17,002	2,367,018

		27,655,104

Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. (China) (Class H Stock)	913,000	991,097

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power & Renewable Electricity Producers (continued)
Huadian Fuxin Energy Corp. Ltd. (China)	1,680,000	$880,316
NTPC Ltd. (India)	635,900	1,652,574

		3,523,987

Industrial Conglomerates — 1.0%
3M Co.	44,920	6,434,341
Carlisle Cos., Inc.	44,175	3,826,439
Danaher Corp.	24,753	1,948,804
Nava Bharat Ventures Ltd. (India)	236,602	950,125
Rheinmetall AG (Germany)	19,321	1,366,252
Shanghai Industrial Holdings Ltd. (China)	294,000	895,702
Siemens AG (Germany)	42,457	5,605,774
Toshiba Corp. (Japan)	347,000	1,622,028

		22,649,465

Insurance — 5.6%
ACE Ltd.	213,025	22,090,693
Alleghany Corp.*	19,280	8,446,954
American International Group, Inc.	94,610	5,163,814
Assured Guaranty Ltd.	62,585	1,533,333
Delta Lloyd NV (Netherlands)	180,798	4,590,378
Fairfax Financial Holdings Ltd. (Canada)	29,344	13,921,109
Markel Corp.*	18,203	11,934,615
Marsh & McLennan Cos., Inc.	478,998	24,821,676
MetLife, Inc.	159,125	8,840,985
Platinum Underwriters Holdings Ltd.	24,605	1,595,634
Primerica, Inc.	66,955	3,203,797
Reinsurance Group of America, Inc.	41,160	3,247,524
Swiss Re AG (Switzerland)*	28,989	2,577,621
T&D Holdings, Inc. (Japan)	116,600	1,585,942
Tokio Marine Holdings, Inc. (Japan)	21,400	704,354
White Mountains Insurance Group Ltd.	11,150	6,784,106

		121,042,535

Internet & Catalog Retail — 1.3%
Amazon.com, Inc.*	13,452	4,368,941
Groupon, Inc.*(a)	421,000	2,787,020
HSN, Inc.	67,395	3,992,480
Hyundai Home Shopping Network Corp. (South Korea)	14,532	2,111,575
Liberty Interactive Corp. (Class A Stock)*	155,585	4,567,976
Netflix, Inc.*	7,574	3,337,104
Priceline Group, Inc. (The)*	3,428	4,123,884
Rakuten, Inc. (Japan)	112,900	1,459,695
TripAdvisor, Inc.*(a)	16,198	1,760,075

		28,508,750

Internet Software & Services — 1.4%
21Vianet Group, Inc. (China), ADR*(a)	44,746	1,341,038
Akamai Technologies, Inc.*	33,448	2,042,335
Baidu, Inc. (China), ADR*	6,900	1,288,989
ChinaCache International Holdings Ltd. (China), ADR*(a)	40,000	625,600
Facebook, Inc. (Class A Stock)*	77,732	5,230,586
Google, Inc. (Class A Stock)*	3,085	1,803,707
Google, Inc. (Class C Stock)*	12,570	7,231,270
IAC/InterActiveCorp	76,775	5,315,133
NetEase, Inc. (China), ADR	25,155	1,971,146
Yahoo! Japan Corp. (Japan)	232,500	1,073,676

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
Yelp, Inc.*(a)	26,202	$2,009,169

		29,932,649

IT Services — 2.0%
Accenture PLC (Class A Stock)	225,589	18,236,615
Automatic Data Processing, Inc.	137,056	10,865,800
Fidelity National Information Services, Inc.	130,710	7,155,065
Fiserv, Inc.*	63,920	3,855,654
Forrester Research, Inc.	67,280	2,548,566
MAXIMUS, Inc.	34,455	1,482,254

		44,143,954

Leisure Products — 0.5%
Mattel, Inc.	284,276	11,078,236

Life Sciences Tools & Services — 0.4%
Charles River Laboratories International, Inc.*	76,525	4,095,618
Covance, Inc.*	21,543	1,843,650
ICON PLC (Ireland)*	54,295	2,557,837

		8,497,105

Machinery — 1.9%
Albany International Corp. (Class A Stock)	94,275	3,578,679
Allison Transmission Holdings, Inc.	334,611	10,406,402
ESCO Technologies, Inc.	60,060	2,080,478
IDEX Corp.	58,006	4,683,404
Luxfer Holdings PLC (United Kingdom), ADR	72,930	1,382,023
Mueller Industries, Inc.	122,290	3,596,549
PACCAR, Inc.	134,011	8,419,911
Pall Corp.	72,652	6,203,754
Vallourec SA (France)	37,197	1,667,398

		42,018,598

Marine — 0.5%
Irish Continental Group PLC (Ireland)	2,675,905	9,929,758

Media — 1.4%
Airmedia Group, Inc. (China), ADR*	85,900	195,852
Comcast Corp. (Class A Stock)	14,700	789,096
DIRECTV*	61,520	5,229,815
DISH Network Corp. (Class A Stock)*	75,495	4,913,215
DreamWorks Animation SKG, Inc. (Class A Stock)*	70,195	1,632,736
Imax Corp. (Canada)*(a)	51,208	1,458,404
ProSiebenSat.1 Media AG (Germany)	97,223	4,327,301
Wolters Kluwer NV (Netherlands)	85,837	2,542,618
WPP PLC (United Kingdom)	394,482	8,596,460

		29,685,497

Metals & Mining — 0.4%
Barrick Gold Corp. (Canada), (NYSE)	88,280	1,615,524
Barrick Gold Corp. (Canada), (XTSE)	40,600	743,474
Eldorado Gold Corp. (Canada)	120,400	920,729
Fortescue Metals Group Ltd. (Australia)	468,135	1,933,470
Harmony Gold Mining Co. Ltd. (South Africa)*	226,403	676,356
Kinross Gold Corp. (Canada)*	169,900	703,386
Monnet Ispat & Energy Ltd. (India)	57,797	132,916
Rio Tinto PLC (United Kingdom)	45,473	2,455,269

		9,181,124

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multiline Retail — 0.2%
Fred’s, Inc. (Class A Stock)	163,530	$2,500,374
Intime Retail Group Co. Ltd. (China)	2,197,500	1,927,436
Maoye International Holdings Ltd. (China)	4,123,000	659,888

		5,087,698

Multi-Utilities — 0.4%
National Grid PLC (United Kingdom)	593,050	8,537,984

Oil, Gas & Consumable Fuels — 4.7%
Anadarko Petroleum Corp.	75,282	8,241,121
Athlon Energy, Inc.*	16,800	801,360
BG Group PLC (United Kingdom)	881,885	18,608,892
Cameco Corp. (Canada)	41,700	817,737
Canadian Natural Resources Ltd. (Canada)	27,430	1,260,384
Chevron Corp.	133,115	17,378,163
Cobalt International Energy, Inc.*	60,806	1,115,790
Diamondback Energy, Inc.*	36,294	3,222,907
Dorian LPG Ltd.*	43,300	995,467
Energen Corp.	22,711	2,018,554
Exxon Mobil Corp.	115,873	11,666,094
Occidental Petroleum Corp.	57,255	5,876,081
PetroChina Co. Ltd. (China) (Class H Stock).	1,632,000	2,053,018
Pioneer Natural Resources Co.	17,950	4,125,089
Range Resources Corp.	18,390	1,599,011
Scorpio Tankers, Inc.(a)	357,630	3,637,097
Southwestern Energy Co.*	127,325	5,792,014
Suncor Energy, Inc. (Canada)	260,290	11,096,163
Whiting Petroleum Corp.*	20,095	1,612,624

		101,917,566

Paper & Forest Products — 0.6%
Deltic Timber Corp.	42,065	2,541,567
International Paper Co.	77,100	3,891,237
KapStone Paper and Packaging Corp.*	210,864	6,985,924

		13,418,728

Pharmaceuticals — 6.1%
Actavis PLC*(a)	16,206	3,614,748
AstraZeneca PLC (United Kingdom)	115,719	8,609,179
AstraZeneca PLC (United Kingdom), ADR(a)	14,840	1,102,760
Bristol-Myers Squibb Co.	510,235	24,751,500
Daiichi Sankyo Co. Ltd. (Japan)	104,200	1,947,681
Eisai Co. Ltd. (Japan)	34,100	1,431,017
Eli Lilly & Co.	43,700	2,716,829
Forest Laboratories, Inc.*	19,240	1,904,760
H Lundbeck A/S (Denmark)	23,056	567,418
Johnson & Johnson	218,428	22,851,937
Merck & Co., Inc.	477,225	27,607,466
Phibro Animal Health Corp. (Class A Stock)* .	73,100	1,604,545
Roche Holding AG (Switzerland)	91,294	27,201,677
Salix Pharmaceuticals Ltd.*(a)	18,366	2,265,446
Shionogi & Co. Ltd. (Japan)	63,000	1,315,857
UCB SA (Belgium)	34,473	2,916,490

		132,409,310

Professional Services — 0.5%
Experian PLC (United Kingdom)	230,017	3,886,155
FTI Consulting, Inc.*(a)	54,740	2,070,267
IHS, Inc. (Class A Stock)*	20,082	2,724,525

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Professional Services (continued)
ManpowerGroup, Inc.	25,523	$2,165,627

		10,846,574

Real Estate Investment Trusts (REITs) — 1.2%
Campus Crest Communities, Inc.(a)	153,260	1,327,232
Corrections Corp. of America	62,474	2,052,271
DiamondRock Hospitality Co.	124,690	1,598,526
Education Realty Trust, Inc.	182,990	1,965,313
Equity Lifestyle Properties, Inc.	87,070	3,845,011
Eurobank Properties Real Estate Investment Co. (Greece)	585,906	6,939,733
Kennedy Wilson Europe Real Estate PLC (United Kingdom)*	241,525	4,546,781
Mid-America Apartment Communities, Inc.	29,505	2,155,340
Summit Hotel Properties, Inc.	170,951	1,812,081

		26,242,288

Real Estate Management & Development — 0.5%
Daito Trust Construction Co. Ltd. (Japan)	63,505	7,467,493
Realogy Holdings Corp.*	64,985	2,450,584

		9,918,077

Road & Rail — 0.3%
AMERCO	9,045	2,629,924
Canadian National Railway Co. (Canada)	63,235	4,112,749

		6,742,673

Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices, Inc.	84,177	4,551,450
Applied Materials, Inc.	96,200	2,169,310
Intel Corp.	446,630	13,800,867
JinkoSolar Holding Co. Ltd. (China), ADR*(a)	13,200	398,244
Marvell Technology Group Ltd. (Bermuda)	298,500	4,277,505
Maxim Integrated Products, Inc.	424,607	14,355,963
Micrel, Inc.	144,470	1,629,622
NXP Semiconductors NV (Netherlands)*	74,633	4,939,212
SunEdison, Inc.*(a)	52,188	1,179,449

		47,301,622

Software — 3.8%
Activision Blizzard, Inc.	295,990	6,600,577
Autodesk, Inc.*	59,851	3,374,399
Cadence Design Systems, Inc.*(a)	147,660	2,582,573
Comverse, Inc.*	140,480	3,748,006
Concur Technologies, Inc.*(a)	27,070	2,526,714
FactSet Research Systems, Inc.(a)	41,721	5,018,202
MICROS Systems, Inc.*	60,645	4,117,795
Microsoft Corp.	725,751	30,263,817
Oracle Corp.	223,629	9,063,683
salesforce.com, Inc.*(a)	32,999	1,916,582
ServiceNow, Inc.*	2,500	154,900
Symantec Corp.	343,250	7,860,425
Tableau Software, Inc. (Class A Stock)*	8,040	573,493
Tyler Technologies, Inc.*	15,398	1,404,452
Verint Systems, Inc.*	78,271	3,839,193
Xero Ltd. (New Zealand)*	4,476	101,752

		83,146,563

Specialty Retail — 4.8%
Advance Auto Parts, Inc.	185,558	25,035,485

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Ascena Retail Group, Inc.*	175,925	$3,008,317
AutoZone, Inc.*(a)	10,240	5,491,098
Best Buy Co., Inc.	102,900	3,190,929
CarMax, Inc.*(a)	23,084	1,200,599
Cato Corp. (The) (Class A Stock)	135,590	4,189,731
CST Brands, Inc.	67,000	2,311,500
Home Depot, Inc. (The)	146,955	11,897,477
Kingfisher PLC (United Kingdom)	691,690	4,246,193
Lowe’s Cos., Inc.	374,417	17,968,272
Rent-A-Center, Inc.	79,025	2,266,437
Restoration Hardware Holdings, Inc.*	38,295	3,563,350
Ross Stores, Inc.	23,320	1,542,152
Stage Stores, Inc.	135,185	2,526,608
Tiffany & Co.	27,809	2,787,852
TJX Cos., Inc. (The)	259,092	13,770,740

		104,996,740

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	122,722	11,404,555
Diebold, Inc.	64,470	2,589,760
EMC Corp.	235,400	6,200,436
SanDisk Corp.	18,206	1,901,253

		22,096,004

Textiles, Apparel & Luxury Goods — 0.3%
Brunello Cucinelli SpA (Italy)	12,914	293,168
China Dongxiang Group Co. (China)	3,156,000	593,882
Crocs, Inc.*	82,000	1,232,460
PVH Corp.	41,000	4,780,600

		6,900,110

Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares, Inc.	181,670	2,465,262

Tobacco — 0.5%
British American Tobacco PLC (United Kingdom)	78,880	4,693,515
Japan Tobacco, Inc. (Japan)	18,900	689,134
Philip Morris International, Inc.	55,008	4,637,724

		10,020,373

Trading Companies & Distributors — 0.8%
GATX Corp.	49,550	3,316,877
HD Supply Holdings, Inc.*	78,777	2,236,479
MSC Industrial Direct Co., Inc. (Class A Stock)	103,756	9,923,224
WESCO International, Inc.*(a)	15,561	1,344,159

		16,820,739

Transportation Infrastructure — 0.1%
Groupe Eurotunnel SA (France)	161,290	2,182,111

Water Utilities — 0.3%
Guangdong Investment Ltd. (China)	5,936,810	6,856,438

Wireless Telecommunication Services — 0.4%
KDDI Corp. (Japan)	99,710	6,083,664
SK Telecom Co. Ltd. (South Korea)	8,468	1,979,433

		8,063,097

TOTAL COMMON STOCKS (cost $1,628,165,892)		1,876,626,769

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS — 1.8%
iShares MSCI EAFE ETF	269,671	$18,437,406
SPDR S&P 500 ETF Trust	103,239	20,205,937

TOTAL EXCHANGE TRADED FUNDS (cost $34,441,198)		38,643,343

	Units
RIGHTS*
Banks
Alpha Bank A.E. (Greece), expiring 12/20/17.	185,687	470,383

Capital Markets
CETIP SA — Mercados Organizados (Brazil), expiring 08/07/14	309	4,398

TOTAL RIGHTS (cost $284,209)		474,781

WARRANTS*
Banks
Piraeus Bank SA (Greece), expiring 01/02/18 (cost $205,140)	154,400	207,192

TOTAL LONG-TERM INVESTMENTS (cost $1,663,096,439)		1,915,952,085

	Shares
SHORT-TERM INVESTMENTS — 16.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 15.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $331,941,064; includes $97,259,065 of cash collateral for securities on loan)(b)(w)(Note 4)	331,941,064	331,941,064

	Notional Amount (000)#
OPTIONS PURCHASED* — 1.5%
Put Options
S&P 500 Index,
expiring 12/20/14, Strike Price $1,650.00	85	1,003,000
expiring 06/19/15, Strike Price $1,675.00	525	21,813,750
expiring 12/20/14, Strike Price $1,725.00	520	9,360,000

TOTAL OPTIONS PURCHASED (cost $73,386,349)		32,176,750

TOTAL SHORT-TERM INVESTMENTS (cost $405,327,413)		364,117,814

		Value (Note 2)
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 104.8% (cost $2,068,423,852)		$2,280,069,899

	Notional Amount (000)#
OPTIONS WRITTEN* — (0.5)%
Put Options
S&P 500 Index,
expiring 06/19/15, Strike Price $1,550.00 (premiums received $20,901,472)	445	(10,813,500)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.3% (cost $2,047,522,380)		2,269,256,399
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(93,361,817)

NET ASSETS — 100.0%		$2,175,894,582

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
EAFE	Europe, Australasia, Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
SPDR	Standard & Poor’s Depositary Receipts
XTSE	Toronto Stock Exchange

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,078,855; cash collateral of $97,259,065 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$45,139,029	$3,954,660	$—
Air Freight & Logistics	22,375,171	—	—
Airlines	5,679,672	—	—
Auto Components	2,167,497	1,436,435	—
Automobiles	8,596,020	11,945,140	—
Banks	114,688,111	21,359,588	—
Beverages	30,897,695	19,653,614	—
Biotechnology	11,151,758	—	—
Building Products	17,976,414	4,148,027	—
Capital Markets	46,341,016	8,617,398	—
Chemicals	31,481,468	8,394,940	—
Commercial Services & Supplies	27,075,547	—	—
Communications Equipment	42,929,788	—	—
Construction & Engineering	6,338,189	2,163,152	—
Construction Materials	609,381	3,589,015	—
Containers & Packaging	36,094,097	4,787,930	—
Diversified Consumer Services	8,411,046	—	—
Diversified Financial Services	11,123,113	6,657,996	—
Diversified Telecommunication Services	10,806,197	24,815,635	—
Electric Utilities	5,626,035	7,029,828	—
Electrical Equipment	17,806,355	6,032,610	—
Electronic Equipment, Instruments & Components	15,457,209	834,841	—
Energy Equipment & Services	9,756,044	—	—
Food & Staples Retailing	15,223,693	4,756,811	—
Food Products	34,692,133	11,562,044	—
Gas Utilities	30,983,232	2,975,281	—
Health Care Equipment & Supplies	21,831,905	829,193	—
Health Care Providers & Services	34,295,645	5,183,255	—
Health Care Technology	3,923,318	—	—
Hotels, Restaurants & Leisure	31,158,609	1,447,270	—
Household Durables	26,470,818	1,184,286	—
Independent Power & Renewable Electricity Producers	—	3,523,987	—
Industrial Conglomerates	12,209,584	10,439,881	—
Insurance	111,584,240	9,458,295	—
Internet & Catalog Retail	24,937,480	3,571,270	—
Internet Software & Services	28,858,973	1,073,676	—
IT Services	44,143,954	—	—
Leisure Products	11,078,236	—	—
Life Sciences Tools & Services	8,497,105	—	—
Machinery	40,351,200	1,667,398	—
Marine	9,929,758	—	—
Media	14,219,118	15,466,379	—
Metals & Mining	3,983,113	5,198,011	—
Multiline Retail	2,500,374	2,587,324	—
Multi-Utilities	—	8,537,984	—
Oil, Gas & Consumable Fuels	81,255,656	20,661,910	—
Paper & Forest Products	13,418,728	—	—
Pharmaceuticals	88,987,409	43,421,901	—
Professional Services	6,960,419	3,886,155	—

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Real Estate Investment Trusts (REITs)	$26,242,288	$—	$—
Real Estate Management & Development	2,450,584	7,467,493	—
Road & Rail	6,742,673	—	—
Semiconductors & Semiconductor Equipment	47,301,622	—	—
Software	83,044,811	101,752	—
Specialty Retail	100,750,547	4,246,193	—
Technology Hardware, Storage & Peripherals	22,096,004	—	—
Textiles, Apparel & Luxury Goods	6,013,060	887,050	—
Thrifts & Mortgage Finance	2,465,262	—	—
Tobacco	4,637,724	5,382,649	—
Trading Companies & Distributors	16,820,739	—	—
Transportation Infrastructure	—	2,182,111	—
Water Utilities	—	6,856,438	—
Wireless Telecommunication Services	—	8,063,097	—
Exchange Traded Funds	38,643,343	—	—
Rights
Banks	470,383	—	—
Capital Markets	—	4,398	—
Warrants
Banks	207,192	—	—
Affiliated Money Market Mutual Fund	331,941,064	—	—
Options Purchased	32,176,750	—	—
Options Written	(10,813,500)	—	—

Total	$1,941,212,098	$328,044,301	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (4.5% represents investments purchased with collateral from securities on loan)	15.2%
Banks	6.3
Pharmaceuticals	6.1
Insurance	5.6
Specialty Retail	4.8
Oil, Gas & Consumable Fuels	4.7
Software	3.8
Capital Markets	2.5
Beverages	2.3
Aerospace & Defense	2.3
Semiconductors & Semiconductor Equipment	2.2
Food Products	2.1
IT Services	2.0
Communications Equipment	2.0
Machinery	1.9
Containers & Packaging	1.9
Chemicals	1.8
Health Care Providers & Services	1.8
Exchange Traded Funds	1.8
Diversified Telecommunication Services	1.6
Gas Utilities	1.6
Hotels, Restaurants & Leisure	1.5
Put Options	1.5
Internet Software & Services	1.4
Media	1.4
Internet & Catalog Retail	1.3
Household Durables	1.3
Commercial Services & Supplies	1.2
Real Estate Investment Trusts (REITs)	1.2
Electrical Equipment	1.1
Health Care Equipment & Supplies	1.0
Industrial Conglomerates	1.0
Air Freight & Logistics	1.0

Building Products	1.0%
Technology Hardware, Storage & Peripherals	1.0
Automobiles	0.9
Food & Staples Retailing	0.9
Diversified Financial Services	0.8
Trading Companies & Distributors	0.8
Electronic Equipment, Instruments & Components	0.8
Paper & Forest Products	0.6
Electric Utilities	0.6
Biotechnology	0.5
Leisure Products	0.5
Professional Services	0.5
Tobacco	0.5
Marine	0.5
Real Estate Management & Development	0.5
Energy Equipment & Services	0.4
Metals & Mining	0.4
Multi-Utilities	0.4
Construction & Engineering	0.4
Life Sciences Tools & Services	0.4
Diversified Consumer Services	0.4
Wireless Telecommunication Services	0.4
Textiles, Apparel & Luxury Goods	0.3
Water Utilities	0.3
Road & Rail	0.3
Airlines	0.3
Multiline Retail	0.2
Construction Materials	0.2
Health Care Technology	0.2
Auto Components	0.2
Independent Power & Renewable Electricity Producers	0.2
Thrifts & Mortgage Finance	0.1
Transportation Infrastructure	0.1

104.8
Options Written	(0.5)
Liabilities in excess of other assets	(4.3)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts and equity risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$32,858,723	Written options outstanding, at value	$10,813,500

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Purchased Options(1)	Written Options	Futures	Forward Currency Contracts(2)	Total
Foreign exchange contracts	$—	$—	$—	$—	$20,430	$20,430
Equity contracts	128	(74,475,691)	(20,466,878)	10,567,285	—	(84,375,156)

Total	$128	$(74,475,691)	$(20,466,878)	$10,567,285	$20,430	$(84,354,726)

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Purchased Options(3)	Written Options	Futures	Total
Equity contracts	$86,386	$(30,388)	$28,026,481	$26,211,515	$(3,414,550)	$50,879,444

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts— Long Positions(3)
$76,647,009	$17,103,999	$60,521,875

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $95,078,855:
Unaffiliated investments (cost $1,736,482,788)	$1,948,128,835
Affiliated investments (cost $331,941,064)	331,941,064
Foreign currency, at value (cost $315,557)	315,695
Receivable for investments sold	7,169,926
Dividends receivable	2,882,735
Receivable for fund share sold	1,104,163
Tax reclaim receivable	921,201
Prepaid expenses	1,562

Total Assets	2,292,465,181

LIABILITIES:
Payable to broker for collateral for securities on loan	97,259,065
Written options outstanding, at value (premiums received $20,901,472)	10,813,500
Payable for investments purchased	5,116,701
Payable for fund share repurchased	2,345,338
Advisory fees payable	842,788
Accrued expenses and other liabilities	160,098
Distribution fee payable	23,743
Foreign capital gains tax liability accrued	8,740
Affiliated transfer agent fee payable	365
Deferred trustees’ fees	261

Total Liabilities	116,570,599

NET ASSETS	$2,175,894,582

Net assets were comprised of:
Paid-in capital	$1,840,822,923
Retained earnings	335,071,659

Net assets, June 30, 2014	$2,175,894,582

Net asset value and redemption price per share, $2,175,894,582 / 174,924,152 outstanding shares of beneficial interest	$12.44

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $617,061 foreign withholding tax)	$19,659,039
Affiliated dividend income	160,240
Affiliated income from securities lending, net	96,556

19,915,835

EXPENSES
Advisory fees	9,612,958
Distribution fee	993,343
Custodian and accounting fees	234,000
Audit fee	13,000
Trustees’ fees	12,000
Insurance expenses	9,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	24,183

Total expenses	10,913,484
Less: advisory fee waivers and/or expense reimbursement	(2,271,400)

Net expenses	8,642,084

NET INVESTMENT INCOME	11,273,751

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	47,256,560
Futures transactions	10,567,285
Options written transactions	(20,466,878)
Foreign currency transactions	(135,945)

37,221,022

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(8,274))	4,446,989
Futures	(3,414,550)
Options written	26,211,515
Foreign currencies	5,966

27,249,920

NET GAIN ON INVESTMENTS	64,470,942

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,744,693

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$11,273,751	$9,866,465
Net realized gain on investment and foreign currency transactions	37,221,022	86,033,171
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	27,249,920	153,335,794

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	75,744,693	249,235,430

FUND SHARE TRANSACTIONS:
Fund share sold [24,083,600 and 63,137,285 shares, respectively]	291,524,687	698,906,609
Fund share repurchased [2,882,860 and 7,057,648 shares, respectively]	(34,557,169)	(76,694,584)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	256,967,518	622,212,025

TOTAL INCREASE IN NET ASSETS	332,712,211	871,447,455
NET ASSETS:
Beginning of period	1,843,182,371	971,734,916

End of period	$2,175,894,582	$1,843,182,371

SEE NOTES TO FINANCIAL STATEMENTS.

A206

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1. General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2014 consisted of 89 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 31 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives:

AST AQR Emerging Markets Equity Portfolio (“AQR Emerging Markets Equity”):    Long-term capital appreciation.

AST BlackRock iShares ETF Portfolio (“BlackRock iShares ETF”):    Maximize total return with a moderate level of risk.

AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”):    Maximize total return through investment in real estate securities.

AST Federated Aggressive Growth Portfolio (“Federated Aggressive Growth”):    Capital growth.

AST Goldman Sachs Large-Cap Value Portfolio (“Goldman Sachs Large-Cap Value”):    Long-term growth of capital.

AST Goldman Sachs Mid-Cap Growth Portfolio (“Goldman Sachs Mid-Cap Growth”):    Long-term growth of capital.

AST Goldman Sachs Small-Cap Value Portfolio (“Goldman Sachs Small-Cap Value”):    Long-term capital appreciation.

AST Herndon Large-Cap Value Portfolio (“Herndon Large-Cap Value”):    Maximum growth of capital.

AST International Growth Portfolio (“International Growth”):    Long-term growth of capital.

AST International Value Portfolio (“International Value”):    Capital growth.

AST J.P. Morgan International Equity Portfolio (“J.P. Morgan International Equity”):    Capital growth.

AST Jennison Large-Cap Growth Portfolio (“Jennison Large-Cap Growth”):    Long-term growth of capital.

AST Jennison Large-Cap Value Portfolio (“Jennison Large-Cap Value”):    Capital appreciation.

AST Large-Cap Value Portfolio (“Large-Cap Value”):    Current income and long-term growth of income, as well as capital appreciation.

AST Loomis Sayles Large-Cap Growth Portfolio (“Loomis Sayles Large-Cap Growth”):    Long-term capital growth.

AST MFS Global Equity Portfolio (“MFS Global Equity”):    Capital growth.

AST MFS Growth Portfolio (“MFS Growth”):    Long-term growth of capital and future, rather than current, income.

AST MFS Large-Cap Value Portfolio (“MFS Large-Cap Value”):    Capital appreciation.

AST Mid-Cap Value Portfolio (“Mid-Cap Value”):    Capital growth by investing primarily in mid-capitalization stocks that appear to be undervalued.

AST Neuberger Berman Mid-Cap Growth Portfolio (“Neuberger Berman Mid-Cap Growth”):    Capital growth.

AST Neuberger Berman/LSV Mid-Cap Value Portfolio (“Neuberger Berman/LSV Mid-Cap Value”):    Capital growth.

B1

AST Parametric Emerging Markets Equity Portfolio (“Parametric Emerging Markets Equity”):    Long-term capital appreciation.

AST QMA Emerging Markets Equity Portfolio (“QMA Emerging Markets Equity”):    Long-term capital appreciation.

AST QMA Large-Cap Portfolio (“QMA Large-Cap”):    Long-term capital appreciation.

AST Small-Cap Growth Portfolio (“Small-Cap Growth”):    Long-term capital growth.

AST Small-Cap Value Portfolio (“Small-Cap Value”):    Long-term capital growth by investing primarily in small capitalization stocks that appear to be undervalued.

AST T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”):    Provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

AST T. Rowe Price Large-Cap Growth Portfolio (“T. Rowe Price Large-Cap Growth”):    Long-term capital growth by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”):    Long-term capital growth by investing primarily in common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.

AST Templeton Global Bond Portfolio (“Templeton Global Bond”):    Current income with capital appreciation and growth of income.

AST Wellington Management Hedged Equity Portfolio (“Wellington Management Hedged Equity”):    To outperform a mix of 50% Russell 3000 Index, 20% MSCI EAFE Index, and 30% Treasury Bill Index over a full market cycle by preserving capital in adverse markets utilizing an options strategy while maintaining equity exposure to benefit from up markets through investments in Wellington Management’s equity investment strategies.

2. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Security Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc., with the exception of AQR Emerging Markets Equity and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”). PI is the sole Investment Manager of AQR Emerging Markets Equity. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general

B2

and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange- traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies,

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currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Options:    Certain Portfolios either purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the option contracts against default.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

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Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed in either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right to set-off existed and management has not elected to offset.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among

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other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2014, the Portfolios have not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Portfolio holds such warrants and rights as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment in kind securities:    Certain fixed income Portfolios may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains and losses with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on

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the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual. Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-dividend date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2014, the Investment Manager has engaged the following firms as Sub-advisers for their respective Portfolios:

AQR Capital Management, LLC / CNH Partners, LLC for AQR Emerging Markets Equity;

BlackRock Investment Management, LLC for BlackRock iShares ETF;

Cohen & Steers Capital Management, Inc. for Cohen & Steers Realty;

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ClearBridge Investments, LLC for a portion of Small-Cap Value;

Eagle Asset Management, Inc. for a portion of Small-Cap Growth;

EARNEST Partners LLC for a portion of Mid-Cap Value;

Emerald Mutual Fund Advisers Trust for a portion of Small-Cap Growth;

Federated Equity Management Company of Pennsylvania for Federated Aggressive Growth;

Franklin Advisers, Inc. for Templeton Global Bond;

Goldman Sachs Asset Management, L.P. for Goldman Sachs Large-Cap Value, Goldman Sachs Small-Cap Value and Goldman Sachs Mid-Cap Growth;

Herndon Capital Management, LLC for Herndon Large-Cap Value;

Hotchkis and Wiley Capital Management, LLC for Large-Cap Value;

Jennison Associates, LLC for Jennison Large-Cap Growth, Jennison Large-Cap Value and a portion of International Growth;

J.P. Morgan Investment Management, Inc. for J.P. Morgan International Equity and a portion of Small-Cap Value;

Lee Munder Capital Group, LLC for a portion of Small-Cap Value;

Loomis, Sayles & Company, L.P. for Loomis Sayles Large-Cap Growth;

LSV Asset Management for a portion of International Value and a portion of Neuberger Berman/LSV Mid-Cap Value;

Massachusetts Financial Services Company (“MFS”) for MFS Growth, MFS Global Equity and MFS Large-Cap Value;

Neuberger Berman Management, LLC for a portion Neuberger Berman/LSV Mid-Cap Value, a portion of International Growth and Neuberger Berman Mid-Cap Growth;

Quantitative Management Associates LLC (“QMA”) for QMA Emerging Markets Equity and QMA Large-Cap;

Parametric Portfolio Associates LLC for Parametric Emerging Markets Equity;

Thornburg Investment Management, Inc. for a portion of International Value;

T. Rowe Price Associates, Inc. for T. Rowe Price Equity Income, T. Rowe Price Large-Cap Growth and T. Rowe Price Natural Resources;

WEDGE Capital Management, LLP for a of portion Mid-Cap Value;

Wellington Management Company, LLP for Wellington Management Hedged Equity;

William Blair & Company LLC for a portion of International Growth.

Advisory Fees and Expense Limitations:    The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has agreed to waive a portion of their management fee and/or reimburse certain Portfolios an amount equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Each voluntary waiver/reimbursement may be modified or terminated by the investment manager at any time without notice.

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	Advisory fees at June 30, 2014	Effective Advisory Fees
AQR Emerging Markets Equity	1.09% first $300 million; 1.08% on next $200 million; 1.07% on next $250 million; 1.06% on next $2.5 billion; 1.05% on next $2.75 billion; 1.02% on next $4 billion; 1.00% in excess of $10 billion	1.09%
BlackRock iShares ETF	0.89% first $300 million; 0.88% on next $200 million; 0.87% on next $250 million; 0.86% on next $2.5 billion; 0.85% on next $2.75 billion; 0.82% on next $4 billion; 0.80% in excess of $10 billion	0.61%*
Cohen & Steers Realty	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	0.84%
Federated Aggressive Growth	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	0.93%
Goldman Sachs Large-Cap Value	0.74% first $300 million; 0.73% on next $200 million; 0.72% on next $250 million; 0.71% on next $2.5 billion; 0.70% on next $2.75 billion; 0.67% on next $4 billion; 0.65% in excess of $10 billion	0.71%
Goldman Sachs Mid-Cap Growth	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	0.88%
Goldman Sachs Small-Cap Value	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	0.92%
Herndon Large-Cap Value	0.84% first $300 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $2.5 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.79%
International Growth	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	0.95%
International Value	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	0.97%

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	Advisory fees at June 30, 2014	Effective Advisory Fees
J.P. Morgan International Equity	0.99% first $75 million; 0.84% on next $225 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $2.5 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.86%
Jennison Large-Cap Growth	0.89% first $300 million; 0.88% on next $200 million; 0.87% on next $250 million; 0.86% on next $2.5 billion; 0.85% on next $2.75 billion; 0.82% on next $4 billion; 0.80% in excess of $10 billion	0.88%
Jennison Large-Cap Value	0.74% first $300 million; 0.73% on next $200 million; 0.72% on next $250 million; 0.71% on next $2.5 billion; 0.70% on next $2.75 billion; 0.67% on next $4 billion; 0.65% in excess of $10 billion	0.67%
Large-Cap Value	0.74% first $300 million; 0.73% on next $200 million; 0.72% on next $250 million; 0.71% on next $2.5 billion; 0.70% on next $2.75 billion; 0.67% on next $4 billion; 0.65% in excess of $10 billion	0.72%
Loomis Sayles Large-Cap Growth	0.89% first $300 million; 0.88% on next $200 million; 0.87% on next $250 million; 0.86% on next $2.5 billion; 0.85% on next $2.75 billion; 0.82% on next $4 billion; 0.80% in excess of $10 billion	0.81%
MFS Global Equity	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	0.98%
MFS Growth	0.89% first $300 million; 0.88% on next $200 million; 0.87% on next $250 million; 0.86% on next $2.5 billion; 0.85% on next $2.75 billion; 0.82% on next $4 billion; 0.80% in excess of $10 billion	0.87%
MFS Large-Cap Value	0.84% first $300 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $2.5 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.83%
Mid-Cap Value	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	0.94%
Neuberger Berman Mid-Cap Growth	0.89% first $300 million; 0.88% on next $200 million; 0.87% on next $250 million; 0.86% on next $250 million; 0.81% on next $2.25 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.88%

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	Advisory fees at June 30, 2014	Effective Advisory Fees
Neuberger Berman/LSV Mid-Cap Value	0.89% first $300 million; 0.88% on next $200 million; 0.87% on next $250 million; 0.86% on next $250 million; 0.81% on next $2.25 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.87%
Parametric Emerging Markets Equity	1.09% first $300 million; 1.08% on next $200 million; 1.07% on next $250 million; 1.06% on next $2.5 billion; 1.05% on next $2.75 billion; 1.02% on next $4 billion; 1.00% in excess of $10 billion	1.08%
QMA Emerging Markets Equity	1.09% first $300 million; 1.08% on next $200 million; 1.07% on next $250 million; 1.06% on next $2.5 billion; 1.05% on next $2.75 billion; 1.02% on next $4 billion; 1.00% in excess of $10 billion	1.09%
QMA Large-Cap	0.74% first $300 million; 0.73% on next $200 million; 0.72% on next $250 million; 0.71% on next $2.5 billion; 0.70% on next $2.75 billion; 0.67% on next $4 billion; 0.65% in excess of $10 billion	0.70	%**
Small-Cap Growth	0.89% first $300 million; 0.88% on next $200 million; 0.87% on next $250 million; 0.86% on next $2.5 billion; 0.85% on next $2.75 billion; 0.82% on next $4 billion; 0.80% in excess of $10 billion	0.88%
Small-Cap Value	0.89% first $300 million; 0.88% on next $200 million; 0.87% on next $250 million; 0.86% on next $2.5 billion; 0.85% on next $2.75 billion; 0.82% on next $4 billion; 0.80% in excess of $10 billion	0.87%
T. Rowe Price Equity Income	0.74% first $300 million; 0.73% on next $200 million; 0.72% on next $250 million; 0.71% on next $2.5 billion; 0.70% on next $2.75 billion; 0.67% on next $4 billion; 0.65% in excess of $10 billion	0.72%
T. Rowe Price Large-Cap Growth	0.89% first $300 million; 0.88% on next $200 million; 0.87% on next $250 million; 0.86% on next $250 million; 0.81% on next $2.25 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.83	%***
T. Rowe Price Natural Resources	0.89% first $300 million; 0.88% on next $200 million; 0.87% on next $250 million; 0.86% on next $2.5 billion; 0.85% on next $2.75 billion; 0.82% on next $4 billion; 0.80% in excess of $10 billion	0.88%
Templeton Global Bond	0.79% first $300 million; 0.78% on next $200 million; 0.77% on next $250 million; 0.76% on next $2.5 billion; 0.75% on next $2.75 billion; 0.72% on next $4 billion; 0.70% in excess of $10 billion	0.75%

B11

	Advisory fees at June 30, 2014	Effective Advisory Fees
Wellington Management Hedged Equity	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	0.74%

	Fee Waivers and/or Expense Limitations through June 30, 2014	Fee Waivers and/or Expense Limitations effective July 1, 2014

BlackRock iShares ETF	*	*

Cohen & Steers Realty	voluntarily limit expense to 0.97%	contractually waive 0.07% through June 30, 2015

Goldman Sachs Large-Cap Value	contractually waive 0.013% through May 1, 2015(1)	contractually waive 0.013% through May 1, 2015

Goldman Sachs Mid-Cap Growth	contractually waive 0.10% through June 30, 2014, contractually waive 0.013% through May 1, 2015(1)	contractually waive 0.053% through June 30, 2015

Goldman Sachs Small-Cap Value	contractually waive 0.013% through May 1, 2015(1)	contractually waive 0.013% through May 1, 2015

Herndon Large-Cap Value	contractually waive 0.04% through June 30, 2014	contractually waive 0.15% through June 30, 2015

International Growth	contractually waive 0.01% through June 30, 2014, contractually waive 0.003% through May 1, 2015(2)	contractually waive 0.01% through June 30, 2015 contractually waive 0.003% through May 1, 2015

Jennison Large-Cap Value	contractually waive 0.05% through June 30, 2014, voluntarily limit expense to 0.80%	voluntarily limit expense to 0.80%

Loomis Sayles Large-Cap Growth	contractually waive 0.06% through June 30, 2015	contractually waive 0.06% through June 30, 2015

Neuberger Berman Mid-Cap Growth	contractually waive 0.005% through May 1, 2015(2)	contractually waive 0.005% through May 1, 2015

Neuberger Berman/LSV Mid-Cap Value	contractually waive 0.003% through May 1, 2015(2)	contractually waive 0.003% through May 1, 2015

Templeton Global Bond	voluntarily limit expense to 0.93%	N/A

Wellington Management Hedged Equity	voluntarily limit expense to 0.87%	N/A

*	The Investment Manager has contractually agreed to waive a portion of the investment management fee equal to the acquired fund fees and expenses due to investments in iShares ETFs. In addition, the Investment Manager has contractually agreed to waive a portion of the investment management fee and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fee (after the waiver described above) and other expenses (including distribution fees, acquired fund fees and expenses, and other expenses excluding taxes, interest and brokerage commissions) do not exceed 1.02% of the Portfolio’s average daily net assets through June 30, 2015. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter.
**	The manager has voluntarily agreed to waive two-thirds of the incremental increase in their net management fee as a result of the underlying voluntary subadvisor fee discount. For the six months ended June 30, 2014 the manager waived 0.02%.
***	The manager has voluntarily agreed to waive two-thirds of the incremental increase in their net management fee as a result of the underlying voluntary subadvisor fee discount. For the six months ended June 30, 2014 the manager waived 0.01%.
(1)	Effective May 1, 2014.
(2)	Effective April 1, 2014.

AST Investment Services, Inc., Jennison, PI, PIM and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

B12

The Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2014, brokerage commission recaptured under these agreements was as follows:

Amount
Cohen & Steers Realty	$15,333
Federated Aggressive Growth	3,329
Goldman Sachs Large-Cap Value	72,158
Goldman Sachs Mid-Cap Growth	19,119
Goldman Sachs Small-Cap Value	27,054
Herndon Large-Cap Value	5,285
International Growth	40,965
International Value	35,413
Jennison Large-Cap Growth.	27,848
Jennison Large-Cap Value	34,819
Loomis Sayles Large-Cap Growth	25,000
MFS Global Equity	1,318
MFS Growth	16,683
MFS Large-Cap Value	6,756
Mid-Cap Value	9,074
Neuberger Berman Mid-Cap Growth	150,779
Neuberger Berman/LSV Mid-Cap Value	3,601
Small-Cap Growth	14,860
Small-Cap Value	29,932
T. Rowe Price Equity Income	3,389
T. Rowe Price Large-Cap Growth	13,413
T. Rowe Price Natural Resources	8,565
Wellington Management Hedged Equity	8,143

4.	Other Transactions with Affiliates

The Trust has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

PIM, an indirect, wholly-owned subsidiary of Prudential, acts as the Trust’s securities lending agent. For the six months ended June 30, 2014, PIM was compensated as follows for these services by the Portfolios:

Amount
AQR Emerging Markets Equity	$2,929
BlackRock iShares ETF	23,944

B13

Amount
Cohen & Steers Realty	$13,160
Federated Aggressive Growth	310,933
Goldman Sachs Large-Cap Value	7,290
Goldman Sachs Mid-Cap Growth	13,935
Goldman Sachs Small-Cap Value	36,122
Herndon Large-Cap Value	105,698
International Growth	53,356
International Value	54,446
J.P. Morgan International Equity	366
Jennison Large-Cap Growth	38,115
Jennison Large-Cap Value	9,758
Large-Cap Value	13,167
Loomis Sayles Large-Cap Growth	35,838
MFS Global Equity	3,174
MFS Growth	16,874
MFS Large-Cap Value	2,196
Mid-Cap Value	6,094
Neuberger Berman Mid-Cap Growth	42,768
Neuberger Berman/LSV Mid-Cap Value	58,809
Parametric Emerging Markets Equity	19,564
QMA Emerging Markets Equity	3,974
QMA Large-Cap	8,802
Small-Cap Growth	233,093
Small-Cap Value	54,255
T. Rowe Price Equity Income	68,149
T. Rowe Price Large-Cap Growth	25,999
T. Rowe Price Natural Resources	10,721
Wellington Management Hedged Equity	28,790

5.	Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2014, were as follows:

	Cost of Purchases	Proceeds from Sales
AQR Emerging Markets Equity	$161,106,311	$75,171,504
BlackRock iShares ETF	115,481,155	59,898,038
Cohen & Steers Realty	166,239,500	169,390,909
Federated Aggressive Growth	300,033,664	302,552,881
Goldman Sachs Large-Cap Value	628,160,284	690,268,227
Goldman Sachs Mid-Cap Growth	274,417,416	213,642,017
Goldman Sachs Small-Cap Value	200,894,956	204,167,149
Herndon Large-Cap Value	276,227,382	283,336,766
International Growth	893,477,978	849,576,249
International Value	478,354,528	464,201,383
J.P. Morgan International Equity	29,588,502	12,712,698
Jennison Large-Cap Growth	139,391,141	286,496,943
Jennison Large-Cap Value	109,455,838	130,448,786
Large-Cap Value	317,769,408	329,976,144
Loomis Sayles Large-Cap Growth	909,925,086	742,758,819
MFS Global Equity	54,944,143	25,200,917
MFS Growth	230,512,999	268,737,212
MFS Large-Cap Value	52,237,580	39,400,149
Mid-Cap Value	31,252,556	45,672,980
Neuberger Berman Mid-Cap Growth	291,127,869	370,908,290
Neuberger Berman/LSV Mid-Cap Value	102,271,460	108,054,447
Parametric Emerging Markets Equity	22,612,956	52,456,993

B14

	Cost of Purchases	Proceeds from Sales
QMA Emerging Markets Equity	$98,607,420	$157,140,959
QMA Large-Cap	1,195,764,581	1,334,745,711
Small-Cap Growth	536,813,155	547,007,582
Small-Cap Value	236,923,867	287,341,687
T. Rowe Price Equity Income	50,601,103	93,386,169
T. Rowe Price Large-Cap Growth	544,322,973	687,551,068
T. Rowe Price Natural Resources	220,684,800	240,180,325
Templeton Global Bond	187,149,006	133,362,945
Wellington Management Hedged Equity	942,271,102	754,476,011

Written options transactions, during the six months ended June 30, 2014, were as follows:

	Wellington Management Hedged Equity
	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	380,000	$6,068,457
Written options	1,050,000	39,175,082
Expired options	—	—
Closed options	(985,000)	(24,342,067)
Balance at end of period	445,000	$20,901,472

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Line of Credit

The Portfolios, along with other affiliated registered investment companies (the “Funds”), were parties to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA was to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at June 30, 2014
Federated Aggressive Growth	$2,102,615	1.40%	13	—
Goldman Sachs Large-Cap Value	3,021,000	1.40%	1	—
Goldman Sachs Mid-Cap Growth	1,448,000	1.41%	1	—

B15

	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at June 30, 2014
Herndon Large-Cap Value	$2,234,000	1.40%	1	—
International Growth	492,000	1.40%	4	—
International Value	3,017,000	1.40%	41	—
Jennison Large-Cap Growth	1,263,143	1.40%	7	—
Jennison Large-Cap Value	812,833	1.40%	6	—
Loomis Sayles Large-Cap Growth	1,293,000	1.40%	1	—
Neuberger Berman/LSV Mid-Cap Value	195,800	1.41%	5	—
Parametric Emerging Markets Equity	1,701,222	1.41%	18	—
QMA Emerging Markets Equity	1,738,000	1.40%	1	—
QMA Large-Cap	6,081,000	1.40%	1	—
Small-Cap Growth	1,236,000	1.40%	4	—
T. Rowe Price Large-Cap Growth	530,667	1.40%	3	—
T. Rowe Price Natural Resources	1,453,500	1.41%	2	—

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Reorganization

On September 11, 2013, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of the following portfolio for shares of the acquiring portfolio and the assumption of the liabilities of the portfolio. Shareholders approved the Plan at a meeting on January 15, 2014 and the reorganization took place on February 7, 2014.

The purpose of the transaction was to combine two Portfolios with substantially similar investment objectives and policies. The Acquiring Portfolio has the same contractual investment management fee and lower annualized operating expenses as well as stronger historical investment performance.

The acquisition was accomplished by a tax-free exchange of the following shares on February 7, 2014:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AST Goldman Sachs Concentrated Growth Portfolio	12,306,593	AST Loomis Sayles Large-Cap Growth Portfolio	17,243,698	$493,120,872

For financial reporting purposes, assets received and shares issued by AST Loomis Sayles Large-Cap Growth Portfolio were recorded at fair value; however, the cost basis of the investments received from AST Goldman Sachs Concentrated Growth Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation	Acquiring Portfolio	Net Assets
AST Goldman Sachs Concentrated Growth Portfolio	$493,120,872	$64,868,546	AST Loomis Sayles Large-Cap Growth Portfolio	$2,082,393,988

Assuming the acquisition had been completed on January 1, 2014, AST Loomis Sayles Large-Cap Growth Portfolio’s results of operations for the six months ended June 30, 2014 were as follows:

Net investment income	$9,558,609	(a)
Net realized and unrealized gain (loss) on investments	106,544,782	(b)

	$116,103,391

B16

(a)	$9,654,301, as reported in Statement of Operations, plus $(95,692) Net Investment Loss from AST Goldman Sachs Concentrated Growth Portfolio pre-merger.
(b)	$113,942,343 as reported in the Statement of Operations, plus $(7,397,561) Net Realized and Unrealized Gain (loss) on Investments from AST Goldman Sachs Concentrated Growth Portfolio.

Because both AST Goldman Sachs Concentrated Growth Portfolio and AST Loomis Sayles Large-Cap Growth Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of AST Goldman Sachs Concentrated Growth Portfolio that have been included in AST Loomis Sayles Large-Cap Growth Portfolio’s Statement of Operations since February 7, 2014.

10. Ownership

As of June 30, 2014, substantially all shares of each Portfolio were owned of record by PALAC, Pruco Life Arizona, PLNJ and PICA on behalf of the owners of the variable insurance products issued by each of these entities.

B17

Financial Highlights

(Unaudited)

	AST AQR Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2014(d)		February 25, 2013(c) through December 31, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.24		$10.00

Income From Investment Operations:
Net investment income	0.08		0.13
Net realized and unrealized gain on investments	0.35		0.11

Total from investment operations	0.43		0.24

Net Asset Value, end of period	$10.67		$10.24

Total Return(a)	4.20%		2.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$291.7		$174.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.33	%(e)	1.40	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.33	%(e)	1.40	%(e)
Net investment income	1.51	%(e)	1.31	%(e)
Portfolio turnover rate	36	%(f)	109	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST BlackRock iShares ETF Portfolio
	Six Months Ended June 30, 2014(d)		April 29, 2013(c) through December 31, 2013(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.62		$10.00

Income From Investment Operations:
Net investment income	0.10		0.14
Net realized and unrealized gain on investments	0.35		0.48

Total from investment operations	0.45		0.62

Net Asset Value, end of period	$11.07		$10.62

Total Return(a)	4.24%		6.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$175.8		$114.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.83	%(e)	0.84	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.11	%(e)	1.26	%(e)
Net investment income	1.85	%(e)	1.99	%(e)
Portfolio turnover rate	43	%(f)	36	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST Cohen & Steers Realty Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.57		$7.34	$6.46	$6.10	$4.82	$3.77

Income From Investment Operations:
Net investment income	0.01		0.03	0.02	0.09	0.05	0.07
Net realized and unrealized gain on investments	1.32		0.20	0.97	0.31	1.32	1.09

Total from investment operations	1.33		0.23	0.99	0.40	1.37	1.16

Less Distributions:	—		—	(0.11)	(0.04)	(0.09)	(0.11)

Capital Contributions(c):	—		—	—	— (d)	—	—

Net Asset Value, end of period	$8.90		$7.57	$7.34	$6.46	$6.10	$4.82

Total Return(a)	17.57%		3.13%	15.35%	6.59%	28.69%	31.93%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$791.8		$677.5	$632.9	$531.6	$549.6	$386.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.97	%(e)	1.04%	1.12%	1.13%	1.14%	1.08%
Expenses Before Waivers and/or Expense Reimbursement	1.11	%(e)	1.11%	1.13%	1.14%	1.14%	1.16%
Net investment income	0.28	%(e)	0.45%	0.13%	1.39%	0.95%	2.65%
Portfolio turnover rate	23	%(f)	77%	103%	119%	111%	113%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

	AST Federated Aggressive Growth Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(c)	2012	2011(c)	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.56		$9.63	$8.02	$9.26	$6.99	$5.28

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.05)	— (d)	(0.03)	0.04	— (d)
Net realized and unrealized gain (loss) on investments	0.44		3.98	1.61	(1.18)	2.23	1.72

Total from investment operations	0.43		3.93	1.61	(1.21)	2.27	1.72

Less Distributions:	—		—	—	(0.03)	— (d)	(0.01)

Net Asset Value, end of period.	$13.99		$13.56	$9.63	$8.02	$9.26	$6.99

Total Return(a)	3.17%		40.81%	20.08%	(13.11)%	32.54%	32.66%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$840.5		$827.1	$649.7	$521.1	$648.1	$415.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.07	%(e)	1.08%	1.09%	1.11%	1.11%	1.14%
Expenses Before Waivers and/or Expense Reimbursement	1.07	%(e)	1.09%	1.10%	1.12%	1.12%	1.14%
Net investment income (loss)	(0.17	)%(e)	(0.44)%	(0.01)%	(0.38)%	0.51%	0.08%
Portfolio turnover rate	37	%(f)	84%	84%	85%	73%	94%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST Goldman Sachs Large-Cap Value Portfolio
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013	2012	2011	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.53		$17.62	$14.91	$15.93	$14.35	$12.44

Income (Loss) From Investment Operations:
Net investment income	0.13		0.24	0.19	0.20	0.14	0.17
Net realized and unrealized gain (loss) on investments	1.99		5.67	2.72	(1.07)	1.67	2.16

Total from investment operations	2.12		5.91	2.91	(0.87)	1.81	2.33

Less Distributions:	—		—	(0.20)	(0.15)	(0.23)	(0.42)

Net Asset Value, end of period	$25.65		$23.53	$17.62	$14.91	$15.93	$14.35

Total Return(a)	9.01%		33.54%	19.67%	(5.52)%	12.89%	19.19%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,721.2		$1,652.2	$1,455.3	$1,185.3	$894.8	$874.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.83	%(d)	0.84%	0.84%	0.86%	0.87%	0.88%
Expenses Before Waivers and/or Expense Reimbursement	0.84	%(d)	0.85%	0.87%	0.87%	0.88%	0.88%
Net investment income	1.12	%(d)	1.05%	1.13%	1.38%	0.99%	1.33%
Portfolio turnover rate	38	%(e)	111%	136%	188%	71%	143%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Goldman Sachs Mid-Cap Growth Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012(c)	2011(c)	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.94		$5.25	$5.01	$5.44	$4.54	$2.89

Income (Loss) From Investment Operations:
Net investment loss.	—	(d)	(0.03)	(0.01)	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	0.34		1.72	0.93	(0.14)	0.92	1.67

Total from investment operations	0.34		1.69	0.92	(0.15)	0.90	1.65

Less Distributions:	—		—	(0.68)	(0.28)	—	—

Net Asset Value, end of period	$7.28		$6.94	$5.25	$5.01	$5.44	$4.54

Total Return(a)	4.90%		32.19%	19.62%	(2.98)%	19.82%	57.09%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$729.3		$638.2	$563.0	$411.8	$659.7	$439.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.01	%(e)	1.07%	1.12%	1.13%	1.14%	1.18%
Expenses Before Waivers and/or Expense Reimbursement	1.11	%(e)	1.12%	1.13%	1.13%	1.14%	1.18%
Net investment loss	(0.22	)%(e)	(0.24)%	(0.10)%	(0.25)%	(0.48)%	(0.48)%
Portfolio turnover rate	33	%(f)	51%	78%	85%	73%	71%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Goldman Sachs Small-Cap Value Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012(c)	2011	2010	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.81		$12.11	$10.53	$10.44	$8.28	$6.62

Income From Investment Operations:
Net investment income	0.05		0.08	0.17	0.05	0.07	0.07
Net realized and unrealized gain on investments	0.91		4.62	1.47	0.08	2.14	1.69

Total from investment operations	0.96		4.70	1.64	0.13	2.21	1.76

Less Distributions:	—		—	(0.06)	(0.05)	(0.05)	(0.10)

Capital Contributions(d):	—		—	—	0.01	—	—

Net Asset Value, end of period	$17.77		$16.81	$12.11	$10.53	$10.44	$8.28

Total Return(a)	5.71%		38.81%	15.69%	1.30%	26.77%	26.85%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$931.7		$877.5	$590.9	$357.1	$272.8	$142.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.05	%(e)	1.06%	1.08%	1.10%	1.13%	1.19%
Expenses Before Waivers and/or Expense Reimbursement	1.05	%(e)	1.06%	1.09%	1.10%	1.13%	1.19%
Net investment income	0.60	%(e)	0.64%	1.47%	0.69%	0.98%	0.94%
Portfolio turnover rate	23	%(f)	75%	87%	105%	78%	57%

(a)  Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)  Does not include expenses of the underlying funds in which the Portfolio invests.

(c)   Calculated based on average shares outstanding during the period.

(d)  The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)  Annualized.

(f)    Not annualized.

	AST Herndon Large Cap Value Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(c)	2012(c)	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.83		$9.53	$8.51	$8.61	$7.78	$6.64

Income (Loss) From Investment Operations:
Net investment income	0.10		0.13	0.12	0.10	0.09	0.07
Net realized and unrealized gain (loss) on investments	0.43		3.17	1.01	(0.14)	0.86	1.13

Total from investment operations	0.53		3.30	1.13	(0.04)	0.95	1.20

Less Distributions:	—		—	(0.11)	(0.06)	(0.12)	(0.06)

Net Asset Value, end of period	$13.36		$12.83	$9.53	$8.51	$8.61	$7.78

Total Return(a)	4.13%		34.63%	13.40%	(0.49)%	12.44%	18.26%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$870.2		$855.6	$936.1	$1,694.2	$1,537.6	$1,210.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.92	%(d)	0.94%	0.94%	0.95%	0.96%	0.97%
Expenses Before Waivers and/or Expense Reimbursement	0.96	%(d)	0.97%	0.97%	0.97%	0.97%	0.98%
Net investment income	1.32	%(d)	1.18%	1.34%	1.22%	1.11%	1.82%
Portfolio turnover rate	33	%(e)	138%	123%	124%	208%	143%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST International Growth Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011	2010	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.12		$11.86	$9.98	$11.53	$10.11	$7.61

Income (Loss) From Investment Operations:
Net investment income	0.10		0.07	0.14	0.11	0.08	0.05
Net realized and unrealized gain (loss) on investments	(0.12)		2.19	1.86	(1.59)	1.38	2.61

Total from investment operations	(0.02)		2.26	2.00	(1.48)	1.46	2.66

Less Distributions:	—		—	(0.13)	(0.07)	(0.04)	(0.16)

Capital Contributions(d):	—		—	0.01	— (e)	—	—

Net Asset Value, end of period	$14.10		$14.12	$11.86	$9.98	$11.53	$10.11

Total Return(a)	(0.14)%		19.06%	20.37%	(12.92)%	14.50%	35.29%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,846.6		$2,857.8	$2,545.7	$2,237.2	$2,777.0	$2,138.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.09	%(f)	1.11%	1.06%	1.03%	1.09%	1.12%
Expenses Before Waivers and/or Expense Reimbursement	1.10	%(f)	1.12%	1.16%	1.15%	1.14%	1.13%
Net investment income	1.38	%(f)	0.52%	1.19%	1.01%	0.72%	0.57%
Portfolio turnover rate	31	%(g)	115%	136%	151%	147%	80%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal years ended December 31, 2011 and 2012. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

	AST International Value Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(c)	2012(c)	2011(c)	2010	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.35		$15.36	$13.54	$15.68	$14.25	$11.19

Income (Loss) From Investment Operations:
Net investment income	0.32		0.29	0.33	0.36	0.20	0.17
Net realized and unrealized gain (loss) on investments	0.09		2.70	1.86	(2.30)	1.35	3.19

Total from investment operations	0.41		2.99	2.19	(1.94)	1.55	3.36

Less Distributions:	—		—	(0.37)	(0.20)	(0.12)	(0.30)

Capital Contributions(d):	—		—	— (e)	—	—	—

Net Asset Value, end of period	$18.76		$18.35	$15.36	$13.54	$15.68	$14.25

Total Return(a)	2.23%		19.47%	16.68%	(12.55)%	11.08%	30.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,586.8		$2,544.4	$2,239.6	$1,648.5	$2,166.1	$1,587.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.10	%(f)	1.11%	1.13%	1.12%	1.12%	1.13%
Expenses Before Waivers and/or Expense Reimbursement	1.10	%(f)	1.11%	1.16%	1.15%	1.14%	1.14%
Net investment income	3.46	%(f)	1.76%	2.28%	2.35%	1.60%	1.35%
Portfolio turnover rate	19	%(g)	39%	31%	40%	28%	40%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2012. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	AST J.P. Morgan International Equity Portfolio
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013(c)	2012(c)	2011(c)	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$25.61		$22.20	$18.61	$20.73	$19.59	$15.07

Income (Loss) From Investment Operations:
Net investment income	0.63		0.38	0.41	0.35	0.29	0.27
Net realized and unrealized gain (loss) on investments	0.03		3.03	3.50	(2.22)	1.07	4.98

Total from investment operations	0.66		3.41	3.91	(1.87)	1.36	5.25

Less Distributions:	—		—	(0.40)	(0.25)	(0.22)	(0.73)

Capital Contributions(d):	—		—	0.08	—	—	—

Net Asset Value, end of period	$26.27		$25.61	$22.20	$18.61	$20.73	$19.59

Total Return(a)	2.58%		15.36%	21.91%	(9.15)%	7.17%	35.79%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$478.3		$467.2	$392.3	$278.7	$364.4	$299.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.02	%(e)	1.03%	1.07%	1.05%	1.04%	1.04%
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(e)	1.03%	1.07%	1.05%	1.04%	1.08%
Net investment income	4.94	%(e)	1.60%	2.04%	1.73%	1.52%	1.60%
Portfolio turnover rate	3	%(f)	15%	21%	43%	18%	9%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2012. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Annualized.

(f)	Not annualized.

	AST Jennison Large-Cap Growth Portfolio
	Six Months Ended June 30, 2014(d)		Year Ended December 31,				September 25, 2009(c) through December 31, 2009
			2013(d)	2012(d)	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.15		$14.03	$12.18	$12.10	$10.87	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		(0.03)	— (e)	(0.01)	(0.01)	—	(e)
Net realized and unrealized gain on investments	0.80		5.15	1.85	0.09	1.24	0.87

Total from investment operations	0.78		5.12	1.85	0.08	1.23	0.87

Net Asset Value, end of period	$19.93		$19.15	$14.03	$12.18	$12.10	$10.87

Total Return(a)	4.07%		36.49%	15.19%	0.66%	11.32%	8.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$690.7		$815.3	$1,348.1	$1,483.2	$937.6	$419.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.01	%(f)	1.00%	0.99%	1.00%	1.02%	1.05	%(f)
Expenses Before Waivers and/or Expense Reimbursement	1.01	%(f)	1.01%	1.02%	1.02%	1.02%	1.08	%(f)
Net investment income (loss)	(0.20	)%(f)	(0.19)%	0.01%	(0.17)%	(0.09)%	(0.10	)%(f)
Portfolio turnover rate	18	%(g)	46%	66%	85%	66%	23	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	AST Jennison Large-Cap Value Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,				September 25, 2009(c) through December 31, 2009
			2013(d)	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.56		$12.60	$11.19	$11.96	$10.55	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.08		0.09	0.09	0.05	0.05	0.01
Net realized and unrealized gain (loss) on investments	1.33		3.87	1.38	(0.75)	1.39	0.54

Total from investment operations	1.41		3.96	1.47	(0.70)	1.44	0.55

Less Distributions:	—		—	(0.06)	(0.07)	(0.03)	—

Net Asset Value, end of period	$17.97		$16.56	$12.60	$11.19	$11.96	$10.55

Total Return(a)	8.51%		31.43%	13.24%	(5.87)%	13.72%	5.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$692.5		$658.6	$1,437.8	$783.5	$864.0	$358.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.80	%(e)	0.83%	0.85%	0.86%	0.87%	0.88	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.86	%(e)	0.85%	0.87%	0.87%	0.87%	0.94	%(e)
Net investment income	0.82	%(e)	0.65%	0.99%	0.49%	0.55%	0.26	%(e)
Portfolio turnover rate	17	%(f)	47%	49%	107%	52%	13	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Large-Cap Value Portfolio
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013(c)	2012(c)	2011(c)	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.86		$14.20	$12.60	$13.32	$11.90	$10.26

Income (Loss) From Investment Operations:
Net investment income	0.48		0.27	0.25	0.22	0.16	0.18
Net realized and unrealized gain (loss) on investments	1.35		5.39	1.82	(0.77)	1.39	1.76

Total from investment operations	1.83		5.66	2.07	(0.55)	1.55	1.94

Less Distributions:	—		—	(0.47)	(0.17)	(0.13)	(0.30)

Capital Contributions(d):	—		—	—	— (e)	—	—

Net Asset Value, end of period	$21.69		$19.86	$14.20	$12.60	$13.32	$11.90

Total Return(a)	9.21%		39.86%	16.89%	(4.19)%	13.16%	19.44%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,382.4		$1,309.7	$1,867.9	$2,620.4	$3,863.8	$2,676.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.85	%(f)	0.79%	0.77%	0.82%	0.84%	0.85%
Expenses Before Waivers and/or Expense Reimbursement	0.85	%(f)	0.84%	0.87%	0.87%	0.87%	0.88%
Net investment income	4.69	%(f)	1.59%	1.89%	1.69%	1.34%	1.69%
Portfolio turnover rate	24	%(g)	36%	113%	71%	38%	104%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	AST Loomis Sayles Large-Cap Growth Portfolio
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013(c)	2012(c)	2011	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$29.18		$21.36	$19.11	$19.34	$16.27	$12.65

Income (Loss) From Investment Operations:
Net investment income	0.11		0.01	0.15	0.08	0.05	0.10
Net realized and unrealized gain (loss) on investments	1.07		7.81	2.19	(0.26)	3.14	3.64

Total from investment operations	1.18		7.82	2.34	(0.18)	3.19	3.74

Less Distributions:	—		—	(0.09)	(0.05)	(0.12)	(0.12)

Net Asset Value, end of period	$30.36		$29.18	$21.36	$19.11	$19.34	$16.27

Total Return(a)	4.04%		36.61%	12.27%	(0.92)%	19.75%	29.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,961.1		$2,156.9	$2,392.7	$2,374.0	$2,547.4	$2,887.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.92	%(d)	0.96%	0.98%	0.96%	0.97%	1.00%
Expenses Before Waivers and/or Expense Reimbursement	0.98	%(d)	0.99%	1.02%	1.02%	1.02%	1.02%
Net investment income	0.76	%(d)	0.05%	0.73%	0.40%	0.32%	0.74%
Portfolio turnover rate	29	%(e)	146%	87%	80%	73%	70%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST MFS Global Equity Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(c)	2012(c)	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.15		$11.87	$9.77	$10.13	$9.09	$7.06

Income (Loss) From Investment Operations:
Net investment income	0.08		0.11	0.12	0.14	0.05	0.05
Net realized and unrealized gain (loss) on investments	0.61		3.17	2.11	(0.45)	1.04	2.14

Total from investment operations	0.69		3.28	2.23	(0.31)	1.09	2.19

Less Distributions:	—		—	(0.13)	(0.05)	(0.05)	(0.16)

Capital Contributions(d):	—		—	—	— (e)	—	—

Net Asset Value, end of period	$15.84		$15.15	$11.87	$9.77	$10.13	$9.09

Total Return(a)	4.55%		27.63%	23.08%	(3.13)%	12.05%	31.51%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$650.7		$594.2	$364.0	$214.5	$225.8	$140.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.13	%(f)	1.14%	1.21%	1.20%	1.25%	1.32%
Expenses Before Waivers and/or Expense Reimbursement	1.13	%(f)	1.14%	1.21%	1.20%	1.25%	1.32%
Net investment income	1.22	%(f)	0.80%	1.09%	1.32%	0.69%	0.87%
Portfolio turnover rate	4	%(g)	13%	27%	69%	26%	27%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	AST MFS Growth Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(c)	2012	2011	2010	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.27		$11.17	$9.54	$9.63	$8.55	$6.88

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		— (d)	0.04	— (d)	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.41		4.10	1.59	(0.06)	1.06	1.67

Total from investment operations	0.40		4.10	1.63	(0.06)	1.09	1.68

Less Distributions:	—		—	—	(0.03)	(0.01)	(0.01)

Net Asset Value, end of period	$15.67		$15.27	$11.17	$9.54	$9.63	$8.55

Total Return(a)	2.62%		36.71%	17.09%	(0.60)%	12.78%	24.49%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,383.0		$1,371.6	$1,703.1	$1,107.4	$1,797.0	$1,938.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.99	%(e)	0.89%	0.84%	0.95%	1.01%	1.02%
Expenses Before Waivers and/or Expense Reimbursement	0.99	%(e)	1.00%	1.02%	1.03%	1.02%	1.03%
Net investment income (loss)	(0.16	)%(e)	(0.02)%	0.45%	(0.05)%	0.26%	0.18%
Portfolio turnover rate	17	%(f)	42%	67%	103%	273%	384%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

	AST MFS Large-Cap Value Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31, 2013(d)	August 20, 2012(c) through December 31, 2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.80		$10.26	$10.00

Income From Investment Operations:
Net investment income	0.18		0.17	0.07
Net realized and unrealized gain on investments	0.46		3.37	0.19

Total from investment operations	0.64		3.54	0.26

Net Asset Value, end of period	$14.44		$13.80	$10.26

Total Return(a)	4.64%		34.50%	2.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$594.2		$559.7	$664.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.97	%(e)	0.97%	0.99	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.97	%(e)	0.98%	1.00	%(e)
Net investment income	2.67	%(e)	1.45%	2.09	%(e)
Portfolio turnover rate	7	%(f)	50%	7	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(Unaudited)

	AST Mid-Cap Value Portfolio
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013(c)	2012(c)	2011	2010	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.77		$13.41	$11.45	$11.93	$9.71	$7.12

Income (Loss) From Investment Operations:
Net investment income	0.05		0.13	0.24	0.08	0.07	0.08
Net realized and unrealized gain (loss) on investments	1.31		4.23	1.84	(0.49)	2.21	2.66

Total from investment operations	1.36		4.36	2.08	(0.41)	2.28	2.74

Less Distributions:	—		—	(0.12)	(0.07)	(0.06)	(0.15)

Capital Contributions(d):	—		—	—	— (e)	—	—

Net Asset Value, end of period	$19.13		$17.77	$13.41	$11.45	$11.93	$9.71

Total Return(a)	7.65%		32.51%	18.32%	(3.45)%	23.61%	38.89%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$452.3		$436.3	$674.8	$360.8	$427.5	$261.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.08	%(f)	1.07%	1.07%	1.09%	1.10%	1.14%
Expenses Before Waivers and/or Expense Reimbursement	1.08	%(f)	1.07%	1.08%	1.09%	1.10%	1.14%
Net investment income	0.59	%(f)	0.87%	1.88%	0.66%	0.85%	1.02%
Portfolio turnover rate	7	%(g)	21%	29%	56%	18%	30%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

	AST Neuberger Berman Mid-Cap Growth Portfolio
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013(c)	2012(c)	2011(c)	2010(c)	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$32.37		$24.41	$21.72	$21.36	$16.60	$12.79

Income (Loss) From Investment Operations:
Net investment loss	(0.10)		(0.14)	(0.08)	(0.13)	(0.06)	(0.02)
Net realized and unrealized gain on investments	0.84		8.10	2.77	0.48	4.82	3.83

Total from investment operations	0.74		7.96	2.69	0.35	4.76	3.81

Capital Contributions(d):	—		—	—	0.01	—	—

Net Asset Value, end of period	$33.11		$32.37	$24.41	$21.72	$21.36	$16.60

Total Return(a)	2.29%		32.61%	12.39%	1.68%	28.67%	29.79%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$811.5		$865.9	$677.9	$562.7	$699.2	$458.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(e)	1.01%	1.02%	1.03%	1.04%	1.05%
Expenses Before Waivers and/or Expense Reimbursement	1.01	%(e)	1.01%	1.03%	1.03%	1.04%	1.05%
Net investment loss	(0.62	)%(e)	(0.51)%	(0.33)%	(0.58)%	(0.31)%	(0.33)%
Portfolio turnover rate	35	%(f)	47%	55%	57%	47%	73%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(Unaudited)

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(c)	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.07		$16.95	$14.64	$15.14	$12.42	$9.01

Income (Loss) From Investment Operations:
Net investment income	0.21		0.31	0.28	0.17	0.14	0.16
Net realized and unrealized gain (loss) on investments	1.96		6.81	2.20	(0.56)	2.74	3.46

Total from investment operations	2.17		7.12	2.48	(0.39)	2.88	3.62

Less Distributions:	—		—	(0.17)	(0.13)	(0.16)	(0.21)

Capital Contributions(d):	—		—	—	0.02	—	—

Net Asset Value, end of period	$26.24		$24.07	$16.95	$14.64	$15.14	$12.42

Total Return(a)	9.02%		42.01%	17.13%	(2.49)%	23.43%	40.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,005.2		$945.6	$494.8	$422.6	$531.1	$451.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(e)	1.01%	1.03%	1.03%	1.04%	1.05%
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(e)	1.01%	1.04%	1.04%	1.04%	1.05%
Net investment income	1.56	%(e)	1.47%	1.67%	0.96%	0.99%	1.51%
Portfolio turnover rate	11	%(f)	29%	34%	67%	38%	39%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Annualized.

(f)	Not annualized.

	AST Parametric Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013(c)	2012(c)	2011(c)		2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.97		$8.95	$7.85	$9.92		$8.14	$4.92

Income (Loss) From Investment Operations:
Net investment income	0.08		0.10	0.12	0.12		0.08	0.07
Net realized and unrealized gain (loss) on investments	0.55		(0.08)	1.25	(2.12)		1.74	3.18

Total from investment operations	0.63		0.02	1.37	(2.00)		1.82	3.25

Less Distributions:	—		—	(0.27)	(0.07)		(0.04)	(0.03)

Net Asset Value, end of period	$9.60		$8.97	$8.95	$7.85		$9.92	$8.14

Total Return(a)	7.02%		0.22%	17.93%	(20.27)%		22.42%	66.31%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$690.0		$682.4	$1,356.6	$881.0		$1,271.6	$645.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.41	%(d)	1.41%	1.41%	1.43	%(e)	1.40%	1.46%
Expenses Before Waivers and/or Expense Reimbursement	1.41	%(d)	1.42%	1.43%	1.44	%(e)	1.41%	1.46%
Net investment income	1.87	%(d)	1.16%	1.43%	1.34%		0.90%	0.98%
Portfolio turnover rate	3	%(f)	28%	20%	67%		20%	21%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Includes 0.01% of loan interest expense.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Financial Highlights

(Unaudited)

	AST QMA Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2014(d)		February 25, 2013(c) through December 31, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.74		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.06		0.17
Net realized and unrealized gain (loss) on investments	0.48		(0.43)

Total from investment operations	0.54		(0.26)

Net Asset Value, end of period	$10.28		$9.74

Total Return(a)	5.54%		(2.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$185.9		$238.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.45	%(e)	1.43	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.45	%(e)	1.43	%(e)
Net investment income	1.30	%(e)	1.87	%(e)
Portfolio turnover rate	50	%(f)	198	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST QMA Large-Cap Portfolio
	Six Months Ended June 30, 2014		April 29, 2013(c) through December 31, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.81		$10.00

Income From Investment Operations:
Net investment income	0.08		0.10
Net realized and unrealized gain on investments	0.95		1.71

Total from investment operations	1.03		1.81

Net Asset Value, end of period	$12.84		$11.81

Total Return(a)	8.72%		18.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,706.4		$2,622.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.81	%(d)	0.82	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.83	%(d)	0.83	%(d)
Net investment income	1.19	%(d)	1.34	%(d)
Portfolio turnover rate	46	%(e)	77	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Financial Highlights

(Unaudited)

	AST Small-Cap Growth Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011(c)	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$30.63		$22.66	$20.20	$20.40	$14.99	$11.20

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.06)		(0.07)	— (d)	(0.12)	(0.03)	0.05
Net realized and unrealized gain (loss) on investments	0.18		8.04	2.44	(0.08)	5.48	3.75

Total from investment operations	0.12		7.97	2.44	(0.20)	5.45	3.80

Less Distributions:	—		—	—	—	(0.04)	(0.01)

Capital Contributions(e):	—		—	0.02	—	—	—

Net Asset Value, end of period	$30.75		$30.63	$22.66	$20.20	$20.40	$14.99

Total Return(a)	0.39%		35.17%	12.18%	(0.98)%	36.42%	33.91%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$893.5		$894.6	$639.4	$517.2	$639.8	$362.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.01	%(f)	1.01%	1.02%	1.03%	1.04%	1.07%
Expenses Before Waivers and/or Expense Reimbursement	1.01	%(f)	1.01%	1.03%	1.04%	1.04%	1.07%
Net investment income (loss)	(0.36	)%(f)	(0.29)%	(0.09)%	(0.56)%	(0.28)%	0.36%
Portfolio turnover rate	62	%(g)	63%	112%	66%	57%	69%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2012. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(f)	Annualized.

(g)	Not annualized.

	AST Small-Cap Value Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011(c)	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.50		$14.92	$12.69	$13.57	$10.81	$8.67

Income (Loss) From Investment Operations:
Net investment income	0.08		0.14	0.15	0.06	0.06	0.04
Net realized and unrealized gain (loss) on investments	0.82		5.44	2.15	(0.88)	2.75	2.26

Total from investment operations	0.90		5.58	2.30	(0.82)	2.81	2.30

Less Distributions:	—		—	(0.07)	(0.07)	(0.05)	(0.16)

Capital Contributions(d):	—		—	—	0.01	—	—

Net Asset Value, end of period	$21.40		$20.50	$14.92	$12.69	$13.57	$10.81

Total Return(a)	4.39%		37.40%	18.16%	(5.98)%	26.11%	26.88%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,216.4		$1,220.2	$907.8	$616.7	$1,055.9	$693.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(e)	1.00%	1.02%	1.03%	1.03%	1.06%
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(e)	1.01%	1.04%	1.04%	1.03%	1.06%
Net investment income	0.67	%(e)	0.73%	1.17%	0.46%	0.56%	0.63%
Portfolio turnover rate	20	%(f)	65%	53%	53%	46%	94%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C13

Financial Highlights

(Unaudited)

	AST T. Rowe Price Equity Income Portfolio
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013(c)	2012(c)	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.32		$9.50	$8.12	$8.34	$7.47	$6.30

Income (Loss) From Investment Operations:
Net investment income	0.12		0.17	0.19	0.14	0.09	0.11
Net realized and unrealized gain (loss) on investments	0.64		2.65	1.21	(0.27)	0.89	1.34

Total from investment operations	0.76		2.82	1.40	(0.13)	0.98	1.45

Less Distributions:	—		—	(0.02)	(0.09)	(0.11)	(0.28)

Capital Contributions(d):	—		—	—	— (e)	—	—

Net Asset Value, end of period	$13.08		$12.32	$9.50	$8.12	$8.34	$7.47

Total Return(a)	6.17%		29.68%	17.25%	(1.64)%	13.24%	23.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,347.7		$1,326.5	$2,427.8	$200.9	$233.8	$190.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.85	%(f)	0.84%	0.84%	0.88%	0.88%	0.92%
Expenses Before Waivers and/or Expense Reimbursement	0.85	%(f)	0.84%	0.87%	0.91%	0.92%	0.95%
Net investment income	1.90	%(f)	1.61%	2.15%	1.57%	1.21%	1.83%
Portfolio turnover rate	4	%(g)	15%	40%	136%	72%	66%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

	AST T. Rowe Price Large-Cap Growth Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(c)	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.61		$14.31	$12.17	$12.38	$10.69	$6.97

Income (Loss) From Investment Operations:
Net investment loss	(0.05)		(0.05)	(0.01)	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	0.71		6.35	2.15	(0.20)	1.70	3.73

Total from investment operations	0.66		6.30	2.14	(0.21)	1.69	3.72

Net Asset Value, end of period	$21.27		$20.61	$14.31	$12.17	$12.38	$10.69

Total Return(a)	3.20%		44.03%	17.58%	(1.70)%	15.81%	53.37%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,813.8		$1,884.7	$2,042.0	$1,967.9	$1,557.6	$900.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.95	%(d)	0.95%	0.95%	0.98%	1.01%	1.03%
Expenses Before Waivers and/or Expense Reimbursement	0.96	%(d)	0.97%	0.99%	1.00%	1.02%	1.03%
Net investment income (loss)	(0.35	)%(d)	(0.29)%	0.01%	(0.19)%	(0.21)%	(0.11)%
Portfolio turnover rate	29	%(e)	44%	63%	93%	65%	98%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C14

Financial Highlights

(Unaudited)

	AST T. Rowe Price Natural Resources Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(c)	2012	2011(c)	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.73		$19.70	$19.11	$22.58	$18.84	$17.96

Income (Loss) From Investment Operations:
Net investment income	0.08		0.11	0.16	0.08	0.12	0.14
Net realized and unrealized gain (loss) on investments	3.24		2.92	0.52	(3.43)	3.71	7.74

Total from investment operations	3.32		3.03	0.68	(3.35)	3.83	7.88

Less Distributions:	—		—	(0.09)	(0.12)	(0.09)	(7.00)

Net Asset Value, end of period	$26.05		$22.73	$19.70	$19.11	$22.58	$18.84

Total Return(a)	14.61%		15.38%	3.62%	(14.92)%	20.45%	49.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$742.0		$665.9	$750.3	$608.9	$988.4	$652.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.02	%(d)	1.02%	1.02%	1.03%	1.03%	1.05%
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(d)	1.02%	1.03%	1.04%	1.04%	1.05%
Net investment income	0.59	%(d)	0.51%	0.90%	0.34%	0.65%	0.82%
Portfolio turnover rate	32	%(e)	65%	58%	61%	38%	24%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Templeton Global Bond Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.77		$11.19	$11.11	$11.03	$10.82	$11.21

Income (Loss) From Investment Operations:
Net investment income	0.06		0.15	0.22	0.30	0.34	0.44
Net realized and unrealized gain (loss) on investments	0.24		(0.57)	0.34	0.16	0.25	0.78

Total from investment operations	0.30		(0.42)	0.56	0.46	0.59	1.22

Less Distributions:	—		—	(0.48)	(0.38)	(0.38)	(1.61)

Net Asset Value, end of period	$11.07		$10.77	$11.19	$11.11	$11.03	$10.82

Total Return(a)	2.79%		(3.75)%	5.23%	4.12%	5.74%	12.12%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$657.0		$578.3	$484.1	$405.1	$421.5	$413.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(c)	0.95%	0.95%	0.95%	0.98%	0.99%
Expenses Before Waivers and/or Expense Reimbursement	0.96	%(c)	0.98%	0.98%	0.98%	0.98%	0.99%
Net investment income	1.48	%(c)	1.58%	1.97%	2.64%	2.89%	3.47%
Portfolio turnover rate	29	%(d)	139%	62%	88%	97%	93%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C15

Financial Highlights

(Unaudited)

	AST Wellington Management Hedged Equity Portfolio
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013(c)	2012	2011(c)	2010	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.99		$9.95	$8.99	$9.34	$8.19	$6.47

Income (Loss) From Investment Operations:
Net investment income	0.07		0.08	0.09	0.04	0.03	0.08
Net realized and unrealized gain (loss) on investments	0.38		1.96	0.90	(0.36)	1.16	1.74

Total from investment operations	0.45		2.04	0.99	(0.32)	1.19	1.82

Less Distributions:	—		—	(0.03)	(0.03)	(0.04)	(0.10)

Net Asset Value, end of period	$12.44		$11.99	$9.95	$8.99	$9.34	$8.19

Total Return(a)	3.75%		20.50%	11.01%	(3.46)%	14.63%	28.43%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,175.9		$1,843.2	$971.7	$547.7	$482.5	$443.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.87	%(d)	0.97%	1.12%	0.87%	0.18%	0.21%
Expenses Before Waivers and/or Expense Reimbursement	1.10	%(d)	1.12%	1.14%	0.87%	0.18%	0.21%
Net investment income	1.13	%(d)	0.74%	1.15%	0.43%	0.34%	0.95%
Portfolio turnover rate	43	%(e)	56%	54%	193%	48%	53%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C16

Approval of Existing Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust) consists of eleven individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios (each, a Portfolio, and collectively, the Portfolios), their operations, and performs the various duties imposed on the trustees of the Board (the Trustees) by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 18-19, 2014 (the Meeting) and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that the Strategic Investment Research Group (SIRG), a business unit of the Manager, is responsible for screening and recommending new subadvisers (except with respect to certain asset allocation Portfolios). Further, SIRG and the Manager monitor and report to the Board on the performance and operations of the Portfolios and the subadvisers. The Board also considered that the Manager or its affiliates pays the salaries of all of the officers and

[1]	PI serves as the sole investment manager for the AST AQR Emerging Markets Equity Portfolio. When used herein, the “Manager” refers to (i) PI with respect to the AST AQR Emerging Markets Equity Portfolio; and (ii) PI and ASTIS, collectively, with respect to all other Portfolios of the Trust.

management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management individuals responsible for the oversight of the Trust, the Portfolios and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that Prudential Investment Management, Inc. (PIM), Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered that information regarding the profitability the Manager included profitability information regarding PIM, Jennison and QMA, each of which are affiliates of the Manager. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that, prior to February 2013 the management fee schedule for most of the Portfolios of the Trust did not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board further noted that, in February 2013 the Manager had reduced the management fee that it receives from each Portfolio covered under the newly approved distribution and services (12b-1) plan by amending the Trust’s management agreement to include management fee breakpoints in the fee schedule for each such Portfolio which did not previously have breakpoints in its management fee schedule, and to insert additional management fee breakpoints into the fee schedules for each Portfolio which had preexisting management fee breakpoints. The Board noted that the inclusion of the management fee breakpoints in the Portfolios’ management fee schedules resulted in a reduction in the management fees that otherwise would have been paid during 2013 by each of the Portfolios.

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale on a particular Portfolio or how great they may be.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included fees received by affiliates of the Manager for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2013, except as otherwise noted below.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2013. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by a Portfolio and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Lipper Inc., (Lipper) an independent provider of mutual fund data. In certain instances, the Board also considered supplemental data provided by Lipper. Further, to the extent that the Board deemed it appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (-JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board noted that the Administrative Services Fee that was in effect through the end of February 2013 had been subject to a tiered Administrative Services Fee waiver, pursuant to which a portion of the 0.10% Administrative Services Fee paid by each Portfolio based on the average daily net assets of each Portfolio was waived, as follows: for a Portfolio’s average daily net assets of $300 million and below: no waiver is applicable; for a Portfolio’s average daily net assets over $300 million up to and including $500 million, the Administrative Services Fee is reduced to 0.08%; for a Portfolio’s average daily net assets over $500 million up to and including $750 million, the Administrative Services Fee is reduced to 0.07%; and for a Portfolio’s average daily net assets over $750 million, the Administrative Services Fee is reduced to 0.06%. The Board noted that, as a result of shareholder approval of a 12b-1 plan for most of the Portfolios of the Trust in February 2013 and the corresponding inclusion of contractual fee breakpoints in the Portfolios’ management fee schedules, the Administrative Services Fee had been discontinued at the end of February 2013.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST AQR Emerging Markets Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that because the Portfolio commenced operations during 2013, it did not yet have a full-year performance record for evaluation.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to develop a performance record.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock iShares ETF Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that because the Portfolio commenced operations during 2013, it did not yet have a full-year performance record for evaluation.

•

The Board noted that the Manager had contractually agreed to waive a portion of its management fee equal to the acquired fund fees and expenses due to investments in iShares ETFs, and had also contractually agreed to cap Portfolio expenses at 1.02% through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Cohen & Steers Realty Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board and the Manager agreed to implement a contractual management fee waiver of 0.07% through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Federated Aggressive Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, though it underperformed its benchmark index over the other periods.

•

The Board noted that the Manager had recommended, and the Board had approved, the replacement of the Portfolio’s existing subadviser with new subadvisers, who were expected to assume management of the Portfolio later in 2014.

•

The Board concluded that it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and to renew the existing subadvisory agreement on an interim basis pending appointment of the Portfolio’s new subadvisers, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-, five- and ten-year periods.

•

The Board further noted that the Portfolio’s current subadviser had assumed subadvisory responsibilities in May 2011, and therefore the Portfolio’s prior long-term performance record was not attributable solely to the Portfolio’s current subadviser.

•	The Board noted that the Manager had contractually agreed to waive 0.013% of its management fee through May 1, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Mid-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fee: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark over the one-year period.

•	The Board noted that the Manager had contractually agreed to waive 0.053% of its management fee through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Small-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board further noted that the Manager had contractually agreed to waive 0.013% of its management fee through May 1, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Herndon Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	4th Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods, underperformed its benchmark index over the three- (by 0.01%) and five-year periods.

•	The Board noted that in July 2013, a new subadviser assumed management of the Portfolio, and that as a result, the Portfolio’s prior performance history was not attributable to the current subadviser.

•	The Board and the Manager agreed to increase the Portfolio’s existing contractual management fee waiver from 0.04% to 0.15% through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements and to continue to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•

The Board further noted that most of the Portfolio’s historical performance did not reflect the recent appointments of additional subadvisers, Jennison Associates LLC, which began managing Portfolio assets in May 2012, or Neuberger Berman Management LLC, which was appointed to subadvise the Portfolio in April 2013.

•

The Board noted that the Manager had contractually agreed to waive 0.003% of its management fee through May 1, 2015 and also contractually agreed to waive 0.01% of its management fee through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements and to continue to allow the subadvisers to develop a performance record.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed its benchmark index over the one- and three-year periods.

•

The Board concluded that it would continue to monitor performance and consider strategic alternatives and that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Jennison Large-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and three-year periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Jennison Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period (by only 0.01%), though it underperformed for the three-year period.

•

The Board further noted that the Manager had recommended, and the Board had approved, the appointment of a new subadviser to replace the Portfolio’s existing subadviser, and that the transition was expected to occur later in 2014.

•	The Board and the Manager agreed to change the existing voluntary expense cap from 0.80% to 0.85% when the Portfolio’s new subadviser assumes Portfolio management responsibilities.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement and to renew the subadvisory agreement on an interim basis, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan International Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	1st Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods, though it underperformed its benchmark index over the ten-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management and subadvisory fees are reasonable in light of the services provided.

AST Loomis Sayles Large-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods, though it underperformed over the three- and five-year periods.

•

The Board noted that the Portfolio’s existing subadviser had been replaced by a new subadviser in July 2013, and that as a result, most of the Portfolio’s performance history was not attributable to the current subadviser.

•	The Board noted that the Manager had contractually agreed to waive 0.06% of its management fee through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements and to continue to allow the subadviser to develop a performance record.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Global Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	4th Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and ten-year periods, though it underperformed its benchmark index over the five-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Mid-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods, though it underperformed its benchmark index over the ten-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Neuberger Berman Mid-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	4th Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and ten-year periods, though it underperformed its benchmark index over the one- and five-year periods.

•	The Board noted that the Portfolio had outperformed its benchmark index and Peer Universe during seven of the last ten calendar years.

•	The Board noted that the Manager had contractually agreed to waive 0.005% of its management fee through May 1, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Neuberger Berman/LSV Mid-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.003% of its management fee through May 1, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Parametric Emerging Markets Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA Emerging Markets Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that because the Portfolio commenced operations during 2013, it did not yet have a full-year performance record for evaluation.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholder to renew the agreements to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA Large-Cap Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that because the Portfolio commenced operations during 2013, it did not yet have a full-year performance record for evaluation.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five-year period, though it underperformed its benchmark index over the one-, three- and ten-year periods.

•

The Board noted that one of the Portfolio’s subadvisers had been replaced by a new subadviser during April 2012, and as a result, the Portfolio’s performance record did not fully reflect the Portfolio’s current subadvisory arrangements.

•

The Board considered the Manager’s assertion that prior to 2013 the Portfolio had outperformed its benchmark index and the median of funds in the Peer Universe for six out of the seven prior calendar years.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Equity Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five-year period, though it underperformed its benchmark index over the one-, three-and ten-year periods.

•

The Board noted that because the Portfolio appointed a new subadviser in October 2011 and implemented corresponding changes to the Portfolio’s investment policies, the Portfolio’s performance record did not fully reflect the current management and operation of the Portfolio.

•

The Board noted that the Portfolio performed in the second quartile of its Peer Universe and outperformed its benchmark index during calendar year 2012, the first full year following the current subadviser’s appointment.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser additional time to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Large-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Natural Resources Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Templeton Global Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that in 2013, the Portfolio’s then existing subadviser had been replaced by a new subadviser, and that the new subadviser had assumed responsibility for managing the Portfolio in April 2013.

•	The Board and PI agreed to discontinue the existing voluntary expense cap of 0.93%.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Wellington Management Hedged Equity Portfolio*
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board further noted that the peer expense analysis prepared by JDL Consultants determined that the Portfolio’s net total expenses were in the first quartile. As a result, the Board and the Manager agreed to discontinue the existing voluntary expense cap of 0.87%.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Lipper did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Approval of New Subadvisory Agreement: AST Jennison Large-Cap Value Portfolio

Approval of a New Subadvisory Agreement

As required by the 1940 Act, the Board of the Trust considered a proposed subadvisory agreement among the Manager and Robeco Investment Management, Inc., d/b/a Boston Partners (Robeco) for the AST Jennison Large-Cap Value Portfolio (the Portfolio). The subadvisory agreement with Robeco (the Subadvisory Agreement) relates to the appointment of Robeco to replace Jennison as the new subadviser for the Portfolio. The Board, including all of the Independent Trustees, met on June 18-19, 2014 (the Meeting) and approved the Subadvisory Agreement for an initial two year period and changing the name of the Portfolio to the AST Boston Partners Large-Cap Value Portfolio, after concluding that approval of the Subadvisory Agreement was in the best interests of the Portfolio and its beneficial shareholders.

In advance of the Meeting, the Board requested and received materials relating to the Subadvisory Agreement, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Subadvisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by Robeco; comparable performance information; the fees paid by the Manager to Robeco; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to Robeco. In connection with its deliberations, the Board considered information provided by the Manager and Robeco at or in advance of the Meeting. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Subadvisory Agreement with respect to the Portfolio.

The Board determined that the overall arrangements between the Manager and Robeco are appropriate in light of the services to be performed and the fee arrangement under the Subadvisory Agreement and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s reaching its determinations to approve the Subadvisory Agreement are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Portfolio by Jennison under the current subadvisory agreement and those that would be provided by Robeco under the proposed Subadvisory Agreement, noting that the nature and extent of services under the existing and new agreements were generally similar in that Jennison and Robeco were each required to provide day-to-day portfolio management services and comply with all Portfolio policies and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of the portfolio managers of Robeco. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to Robeco. The Board noted that it received a favorable compliance report from the Trust’s Chief Compliance Officer as to Robeco.

The Board concluded that, based on the nature of the proposed services to be rendered and the background information that it reviewed about Robeco, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by Robeco.

Performance

The Board received and considered information regarding the investment performance of other accounts managed by Robeco utilizing an investment strategy similar to the strategy proposed for the Portfolio. The Board concluded that it was satisfied with the performance of Robeco.

Fee Rates

The Board considered the proposed contractual and effective subadvisory fee rates payable from the Manager to Robeco under the Subadvisory Agreement. The Board considered that, based on the net assets of the Portfolio as of May 15, 2014, the effective subadvisory fee rate that would be paid to Robeco under the Subadvisory Agreement is higher than the effective subadvisory fee rate paid to Jennison under the current subadvisory arrangement. The Board noted that the subadvisory fees are paid by the Manager to the relevant subadviser(s) for a Portfolio, and therefore any change in the subadvisory fee rate will not change the investment management fee paid by the Portfolio or its shareholders. Instead, the increase in the effective subadvisory fee rate for the Portfolio will decrease the net investment management fee retained by the Manager.

The Board also noted that it would review the management fee paid to the Manager by the Portfolio in connection with future annual reviews of advisory agreements. The Board concluded that the proposed subadvisory fee was reasonable.

Profitability

Because the engagement of Robeco is new, there is no historical profitability information with respect to the proposed subadvisory arrangement for the Portfolio. As a result, the Board did not consider this factor. The Board noted that it would consider profitability information as part of future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the proposed subadvisory fee schedule for the Portfolio contained breakpoints that reduced the fee rate on assets above specified levels. The Board noted that it would consider economies of scale in connection with the annual reviews of advisory agreements.

Other Benefits to Robeco

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by Robeco in connection with the Portfolio. The Board concluded that any potential benefits to be derived by Robeco were consistent with those generally derived by other subadvisers to other portfolios of the Trust, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits to be derived by Robeco included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Subadvisory Agreement was in the best interests of the Portfolio and its beneficial shareholders.

Approval of New Subadvisory Agreement: AST Federated Aggressive Growth Portfolio

Approval of a New Subadvisory Agreement

As required by the 1940 Act, the Board of the Trust considered (i) a proposed subadvisory agreement among the Manager and Wellington Management Company, LLP (Wellington) for the AST Federated Aggressive Growth Portfolio (the Portfolio); and (ii) a proposed subadvisory agreement between the Manager and RS Investment Management Co. LLC (RS, and together with Wellington, the New Subadvisers) for the Portfolio. The subadvisory agreements with the New Subadvisers (the Subadvisory Agreements) relate to the appointment of the New Subadvisers to replace Federated Equity Management Company of Pennsylvania/Federated Global Investment Management Corp. (Federated) as the new subadvisers to the Portfolio. The Board, including all of the Independent Trustees, met on June 18-19, 2014 (the Meeting) and approved the Subadvisory Agreements for an initial two year period and changing the name of the Portfolio to the AST Small-Cap Growth Opportunities Portfolio, after concluding that approval of the Subadvisory Agreements was in the best interests of the Portfolio and its beneficial shareholders.

In advance of the Meeting, the Board requested and received materials relating to the Subadvisory Agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Subadvisory Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the New Subadvisers; comparable performance information; the fees paid by the Manager to the New Subadvisers; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the New Subadvisers. In connection with its deliberations, the Board considered information provided by the Manager and the New Subadvisers at or in advance of the Meeting. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Subadvisory Agreements with respect to the Portfolio.

The Board determined that the overall arrangements among the Manager and the New Subadvisers are appropriate in light of the services to be performed and the fee arrangements under the Subadvisory Agreements and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s reaching its determinations to approve the Subadvisory Agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Portfolio by Federated under the current subadvisory agreement and those that would be provided by the New Subadvisers under the proposed Subadvisory Agreements, noting that the nature and extent of services under the existing and new agreements were generally similar in that Federated and the New Subadvisers were each required to provide day-to-day portfolio management services and comply with all Portfolio policies and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of the portfolio managers of the New Subadvisers. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to the New Subadvisers. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to the New Subadvisers. The Board also noted that Wellington provides subadvisory services to other Trust portfolios.

The Board concluded that, based on the nature of the proposed services to be rendered, the background information that it reviewed about the New Subadvisers, and its experience with Wellington with respect to other Trust portfolios, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by the New Subadvisers.

Performance

The Board received and considered information regarding simulated returns based on the strategy proposed to be implemented by the New Subadvisers for the Portfolio. The Board concluded that it was satisfied with the performance of the New Subadvisers.

Fee Rates

The Board considered the proposed contractual and effective subadvisory fee rates payable from the Manager to the New Subadvisers under the Subadvisory Agreements. The Board considered that, based on the net assets of the Portfolio as of May 14, 2014, the effective subadvisory fee rate that would be paid to the New Subadvisers under the Subadvisory Agreement is higher than the effective subadvisory fee rate paid to Federated under the current subadvisory arrangement. The Board noted that the subadvisory fees are paid by the Manager to the relevant subadviser(s) for a Portfolio, and therefore any change in the subadvisory fee rate will not change the investment management fee paid by the Portfolio or its shareholders. Instead, the increase in the effective subadvisory fee rate for the Portfolio will decrease the net investment management fee retained by the Manager.
The Board noted that it would review the management fee paid to the Manager by the Portfolio in connection with future annual reviews of advisory agreements. The Board concluded that the proposed subadvisory fee was reasonable.

Profitability

Because the engagement of the New Subadvisers is new, there is no historical profitability information with respect to the proposed subadvisory arrangements for the Portfolio. As a result, the Board did not consider this factor. The Board noted that it would consider profitability information as part of future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the RS’s proposed subadvisory fee schedule for the Portfolio contained breakpoints that reduced the fee rate on assets above specified levels, while Wellington’s proposed subadvisory fee schedule for the Portfolio did not contain breakpoints. The Board noted that it would consider economies of scale in connection with the annual reviews of advisory agreements.

Other Benefits to the New Subadvisers

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the New Subadvisers in connection with the Portfolio. The Board concluded that any potential benefits to be derived by Wellington were similar to benefits derived by Wellington in connection with its management of the other Trust portfolios, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the New Subadvisers were consistent with those generally derived by other subadvisers to other portfolios of the Trust, and that those benefits are reviewed on an annual basis. The Board noted that it also considered these factors in connection with the renewal of the advisory agreements for the other Trust portfolios for which Wellington provides subadvisory services at the Meeting. The Board concluded that any potential benefits to be derived by the New Subadvisers included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Subadvisory Agreements was in the best interests of the Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

©2014 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229492-00005-00    AST-SAR-A

ADVANCED SERIES TRUST

SEMIANNUAL REPORT • JUNE 30, 2014

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

AST Bond Portfolio 2015
AST Bond Portfolio 2016
AST Bond Portfolio 2017
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Bond Portfolio 2023
AST Bond Portfolio 2024
AST Bond Portfolio 2025
AST Global Real Estate Portfolio
AST High Yield Portfolio
AST Lord Abbett Core Fixed Income Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Prudential Core Bond Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Western Asset Emerging Markets Debt Portfolio

By enrolling in e-Delivery, you’ll gain secure, online access to important contract records while reducing what is delivered to you by mail. It’s also an easy way to keep everything organized. Enroll today!

Individual Annuity Contract Owners - Get started by visiting www.prudentialannuities.com/investor/edelivery and follow the instructions on the screen.

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2014

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Bond Portfolio 2015	A1
	AST Bond Portfolio 2016	A11
	AST Bond Portfolio 2017	A21
	AST Bond Portfolio 2018	A33
	AST Bond Portfolio 2019	A46
	AST Bond Portfolio 2020	A58
	AST Bond Portfolio 2021	A72
	AST Bond Portfolio 2022	A84
	AST Bond Portfolio 2023	A97
	AST Bond Portfolio 2024	A112
	AST Bond Portfolio 2025	A124
	AST Global Real Estate Portfolio	A132
	AST High Yield Portfolio	A137
	AST Lord Abbett Core Fixed Income Portfolio	A175
	AST Neuberger Berman Core Bond Portfolio	A189
	AST Prudential Core Bond Portfolio	A198
	AST QMA US Equity Alpha Portfolio	A236
	AST Quantitative Modeling Portfolio	A251
	AST Western Asset Core Plus Bond Portfolio	A254
	AST Western Asset Emerging Markets Debt Portfolio	A290

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2014

■	DEAR CONTRACT OWNER:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semi-annual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2014

AST Bond 2015
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	23.5%
U.S. Treasury Obligations	21.5%
Corporate Bonds	20.0%
Commercial Mortgage-Backed Securities	9.6%
Non-Corporate Foreign Agencies	7.5%

AST Bond 2016
Allocation	(% of Net Assets	)
Corporate Bonds	37.6%
U.S. Treasury Obligations	15.5%
Commercial Mortgage-Backed Securities	13.8%
Asset-Backed Securities	9.1%
U.S. Government Agency Obligations	9.0%

AST Bond 2017
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	26.4%
Corporate Bonds	22.7%
Commercial Mortgage-Backed Securities	15.7%
Asset-Backed Securities	12.9%
Sovereigns	7.4%

AST Bond 2018
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	27.3%
Corporate Bonds	21.8%
Commercial Mortgage-Backed Securities	17.5%
Asset-Backed Securities	11.8%
Sovereigns	6.8%

AST Bond 2019
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	27.4%
Commercial Mortgage-Backed Securities	19.3%
Corporate Bonds	16.2%
Asset-Backed Securities	14.1%
Sovereigns	6.0%

AST Bond 2020
Allocation	(% of Net Assets	)
Corporate Bonds	21.9%
U.S. Treasury Obligations	20.5%
Commercial Mortgage-Backed Securities	18.7%
U.S. Government Agency Obligations	18.2%
Asset-Backed Securities	13.7%

AST Bond 2021
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	26.3%
Commercial Mortgage-Backed Securities	17.3%
Corporate Bonds	15.4%
U.S. Government Agency Obligations	11.0%
Asset-Backed Securities	10.4%

AST Bond 2022
Allocation	(% of Net Assets	)
Corporate Bonds	21.9%
Commercial Mortgage-Backed Securities	16.7%
U.S. Treasury Obligations	16.3%
U.S. Government Agency Obligations	14.4%
Asset-Backed Securities	14.1%

AST Bond 2023
Allocation	(% of Net Assets	)
Commercial Mortgage-Backed Securities	21.5%
U.S. Government Agency Obligations	21.2%
Corporate Bonds	17.6%
Asset-Backed Securities	16.6%
U.S. Treasury Obligations	10.5%

AST Bond 2024
Allocation	(% of Net Assets	)
Commercial Mortgage-Backed Securities	21.0%
Corporate Bonds	17.2%
U.S. Treasury Obligations	15.7%
U.S. Government Agency Obligations	15.6%
Asset-Backed Securities	15.2%

AST Bond 2025
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	42.8%
Commercial Mortgage-Backed Securities	12.1%
Corporate Bonds	12.0%
U.S. Government Agency Obligations	9.8%
Asset-Backed Securities	8.1%

AST Global Real Estate
Five Largest Holdings	(% of Net Assets	)
Simon Property Group, Inc., REIT	4.8%
Mitsui Fudosan Co. Ltd. (Japan)	4.1%
Mitsubishi Estate Co. Ltd. (Japan)	3.7%
Sun Hung Kai Properties Ltd. (Hong Kong)	3.6%
Unibail-Rodamco SE (France), REIT	2.4%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2014

AST High Yield
Allocation	(% of Net Assets	)
Corporate Bonds	91.4%
Bank Loans	4.3%
Preferred Stocks	0.7%
Common Stocks	0.2%

AST Lord Abbett Core Fixed Income
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	45.1%
Corporate Bonds	24.4%
U.S. Government Agency Obligations	22.6%
Asset-Backed Securities	11.5%
Commercial Mortgage-Backed Securities	3.7%

AST Neuberger Berman Core Bond
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	34.0%
U.S. Government Agency Obligations	32.7%
Corporate Bonds	26.7%
Commercial Mortgage-Backed Securities	7.3%
Foreign Government Bonds	2.0%

AST Prudential Core Bond
Allocation	(% of Net Assets	)
Corporate Bonds	29.5%
U.S. Government Agency Obligations	18.5%
Commercial Mortgage-Backed Securities	13.6%
Asset-Backed Securities	13.5%
U.S. Treasury Obligations	9.0%

AST QMA US Equity Alpha
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.1%
Exxon Mobil Corp.	2.1%
Microsoft Corp.	2.0%
Johnson & Johnson	1.5%
General Electric Co.	1.5%

AST Quantitative Modeling
Five Largest Holdings	(% of Net Assets	)
AST AQR Large-Cap Portfolio	11.6%
AST QMA Large-Cap Portfolio	11.6%
AST International Growth Portfolio	7.6%
AST International Value Portfolio	7.6%
AST Prudential Core Bond Portfolio	6.1%

AST Western Asset Core Plus Bond
Allocation	(% of Net Assets	)
Corporate Bonds	33.2%
U.S. Government Agency Obligations	24.2%
Residential Mortgage-Backed Securities	14.1%
U.S. Treasury Obligations	10.5%
Foreign Government Bonds	7.8%

AST Western Asset Emerging Markets Debt
Allocation	(% of Net Assets	)
Sovereign Issues	43.7%
Foreign Bonds	35.8%
Corporate Obligations	1.0%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2014

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST Bond Portfolio 2015	Actual	$1,000.00	$1,002.20	0.99%	$4.91
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
AST Bond Portfolio 2016	Actual	$1,000.00	$1,009.20	0.99%	$4.93
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
AST Bond Portfolio 2017	Actual	$1,000.00	$1,015.10	0.86%	$4.30
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31
AST Bond Portfolio 2018	Actual	$1,000.00	$1,023.30	0.83%	$4.16
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
AST Bond Portfolio 2019	Actual	$1,000.00	$1,032.50	0.91%	$4.59
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56
AST Bond Portfolio 2020	Actual	$1,000.00	$1,045.40	0.82%	$4.16
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11
AST Bond Portfolio 2021	Actual	$1,000.00	$1,053.80	0.86%	$4.38
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31
AST Bond Portfolio 2022	Actual	$1,000.00	$1,067.70	0.91%	$4.67
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56
AST Bond Portfolio 2023	Actual	$1,000.00	$1,077.80	0.77%	$3.97
	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86
AST Bond Portfolio 2024	Actual	$1,000.00	$1,088.70	0.82%	$4.25
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11
AST Bond Portfolio 2025	Actual**	$1,000.00	$1,086.00	0.99%	$5.09
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
AST Global Real Estate Portfolio	Actual	$1,000.00	$1,117.90	1.13%	$5.93
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66
AST High Yield Portfolio	Actual	$1,000.00	$1,051.20	0.72%	$3.66
	Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2014

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST Lord Abbett Core Fixed Income Portfolio	Actual	$1,000.00	$1,044.40	0.56%	$2.84
	Hypothetical	$1,000.00	$1,022.02	0.56%	$2.81
AST Neuberger Berman Core Bond Portfolio	Actual	$1,000.00	$1,039.90	0.67%	$3.39
	Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36
AST Prudential Core Bond Portfolio	Actual	$1,000.00	$1,045.50	0.75%	$3.80
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
AST QMA US Equity Alpha Portfolio	Actual	$1,000.00	$1,100.50	1.49%	$7.76
	Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45
AST Quantitative Modeling Portfolio	Actual	$1,000.00	$1,049.00	1.15%	$5.84
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
AST Western Asset Core Plus Bond Portfolio	Actual	$1,000.00	$1,055.90	0.64%	$3.26
	Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21
AST Western Asset Emerging Markets Debt Portfolio	Actual	$1,000.00	$1,088.50	0.96%	$4.97
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2014, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** AST Bond 2025 Portfolio’s “Actual” expenses are calculated using the 180 day period ended June 30, 2014 due to its commencement of operations on January 2, 2014.

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 93.0% ASSET-BACKED SECURITIES — 5.4%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
American Express Credit Account Master Trust, Series 2009-2, Class A	1.402%	(c)	03/15/17	700	$701,064
CarMax Auto Owner Trust, Series 2012-1, Class A3	0.890%		09/15/16	262	263,049
Citibank Credit Card Issuance Trust, Series 2013-A8, Class A8	0.304%		12/12/16	700	700,158
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770%		01/15/16	227	227,776
World Omni Auto Receivables Trust, Series 2012-B, Class A2	0.430%		11/15/15	30	29,723

TOTAL ASSET-BACKED SECURITIES (cost $1,920,971)					1,921,770

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.6%
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	5.309%		10/10/45	43	42,877
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	381	385,341
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	3.061%		12/15/47	250	258,492
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	465	468,569
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	620	629,698
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	273	273,238
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	300	316,959
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	270	292,773
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.976%	(c)	06/15/49	80	80,281
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	520	537,558
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	128	138,708

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,343,853)					3,424,494

CORPORATE BONDS — 20.0%
Aerospace & Defense — 1.2%
Boeing Co. (The), Sr. Unsec’d. Notes	3.500%		02/15/15	400	407,742

Banking — 6.8%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.750%		09/15/15	180	184,714
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15	425	437,677
Citigroup, Inc., Sub. Notes	5.000%		09/15/14	475	479,206
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		02/07/16	260	270,992
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.700%		01/20/15	500	508,856
Morgan Stanley, Sr. Unsec’d. Notes	5.375%		10/15/15	500	529,429

					2,410,874

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Capital Goods — 0.9%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	115	$116,447
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	190	200,167

				316,614

Electric — 0.5%
Duke Energy Progress, Inc., First Mortgage	5.300%	01/15/19	165	188,732

Energy – Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	80	82,676

Foods — 1.2%
Yum! Brands, Inc., Sr. Unsec’d. Notes	4.250%	09/15/15	400	417,298

Healthcare & Pharmaceutical — 1.5%
Pfizer, Inc., Sr. Unsec’d. Notes	5.350%	03/15/15	500	517,198

Insurance — 1.2%
ACE INA Holdings, Inc., Gtd. Notes	2.600%	11/23/15	150	154,023
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	110	125,574
Principal Life Global Funding II, Sr. Sec’d. Notes, MTN, 144A	1.125%	09/18/15	150	150,904

				430,501

Retailers — 3.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	4.875%	09/15/14	500	504,447
TJX Cos., Inc., Sr. Unsec’d. Notes	4.200%	08/15/15	725	752,702

				1,257,149

Technology — 0.9%
Xerox Corp., Sr. Unsec’d. Notes	4.250%	02/15/15	300	306,908

Telecommunications — 2.1%
AT&T, Inc., Sr. Unsec’d. Notes	5.100%	09/15/14	750	756,530

TOTAL CORPORATE BONDS (cost $6,939,159)				7,092,222

MUNICIPAL BOND — 0.7%
California — 0.7%
State of California GO, Taxable Var. Purp. 3 (cost $251,545)	5.450%	04/01/15	250	259,498

NON-CORPORATE FOREIGN AGENCIES — 7.5%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, GMTN	1.750%	09/11/18	340	344,592
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%	10/29/15	625	635,056
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	08/17/15	1,500	1,504,646
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	172	170,061

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,642,796)				2,654,355

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SOVEREIGNS — 4.8%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	150	$150,183
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%		09/15/14	200	201,036
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	2.375%		09/10/14	100	100,374
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%		05/22/15	130	130,458
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	200	206,167
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	130	130,170
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	130	129,931
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	690	654,411

TOTAL SOVEREIGNS (cost $1,749,677)					1,702,730

U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.5%
Federal Home Loan Banks	0.375%		08/28/15	400	400,866
Federal Home Loan Banks(k)	1.000%		06/21/17	895	897,962
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	1,230	1,234,617
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	195	194,616
Federal National Mortgage Assoc.	0.875%		05/21/18	95	93,406
Federal National Mortgage Assoc.	1.625%		11/27/18	1,165	1,171,236
Israel Government USAID Bond, Gov’t. Gtd. Notes	2.430%	(s)	03/15/22	145	117,482
Israel Government USAID Bond, Gov’t. Gtd. Notes	5.500%		04/26/24	580	707,637
Residual Funding Corp. Strips Principal	1.610%	(s)	10/15/19	2,120	1,912,704
Residual Funding Corp. Strips Principal	1.630%	(s)	07/15/20	1,855	1,625,700

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,400,103)					8,356,226

U.S. TREASURY OBLIGATIONS — 21.5%
U.S. Treasury Bonds	3.625%		02/15/44	35	36,937
U.S. Treasury Notes	1.500%		06/30/16	3,955	4,036,572
U.S. Treasury Notes	1.625%		06/30/19	330	330,000
U.S. Treasury Notes	2.000%		02/28/21	340	338,619
U.S. Treasury Notes	2.000%		05/31/21	65	64,512
U.S. Treasury Notes	2.125%		01/31/21	1,850	1,859,106
U.S. Treasury Notes	2.500%		05/15/24	90	89,873
U.S. Treasury Strips Coupon(h)	2.510%	(s)	08/15/21	835	711,339
U.S. Treasury Strips Coupon	2.750%	(s)	02/15/25	230	171,072

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,592,728)					7,638,030

TOTAL LONG-TERM INVESTMENTS (cost $32,840,832)					33,049,325

				Shares
SHORT-TERM INVESTMENTS — 5.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 5.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,012,834)(w)(Note 4)				2,012,834	2,012,834

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

OPTION PURCHASED*	Counterparty	Notional Amount (000)#	Value (Note 2)
Call Option
Interest Rate Swap Option, Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $17,008)	Citigroup Global Markets	1,340	$16,866

TOTAL SHORT-TERM INVESTMENTS (cost $2,029,842)			2,029,700

TOTAL INVESTMENTS — 98.7% (cost $34,870,674)			35,079,025
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 1.3%			459,906

NET ASSETS — 100.0%			$35,538,931

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
USAID	United States Agency for International Development

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation(1)
Long Position:
2	2 Year U.S. Treasury Notes	Sep. 2014	$439,190	$439,187	$(3)

Short Position:
19	5 Year U.S. Treasury Notes	Sep. 2014	2,265,192	2,269,758	(4,566)

					$(4,569)

(1)	A U.S. Government Agency obligation with a market value of $210,753 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
7,600	09/06/14	0.632%	3 month LIBOR(2)	$(14,975)	$—	$(14,975)	UBS AG
800	09/12/14	0.656%	3 month LIBOR(2)	(2,157)	—	(2,157)	Barclays Capital Group
1,000	09/19/14	0.669%	3 month LIBOR(2)	(2,761)	—	(2,761)	JPMorgan Chase
3,000	10/03/14	0.720%	3 month LIBOR(1)	5,287	—	5,287	UBS AG
1,050	10/06/14	0.739%	3 month LIBOR(1)	1,977	—	1,977	JPMorgan Chase
1,195	10/26/14	0.835%	3 month LIBOR(2)	(3,577)	—	(3,577)	Barclays Capital Group
785	10/28/14	0.816%	3 month LIBOR(2)	(2,252)	—	(2,252)	Barclays Capital Group
2,350	08/08/15	0.528%	3 month LIBOR(2)	(9,846)	—	(9,846)	Credit Suisse First Boston Corp.
520	09/28/15	0.918%	3 month LIBOR(2)	(5,006)	—	(5,006)	Barclays Capital Group
12,800	12/31/15	0.000%	3 month LIBOR(1)	71,177	—	71,177	JPMorgan Chase
1,950	08/09/16	1.425%	3 month LIBOR(1)	42,012	—	42,012	Bank of America
7,800	08/11/16	1.465%	3 month LIBOR(1)	175,436	—	175,436	UBS AG
3,130	10/03/16	1.273%	3 month LIBOR(1)	49,659	—	49,659	UBS AG
450	10/06/16	1.194%	3 month LIBOR(1)	6,200	—	6,200	JPMorgan Chase
500	10/17/16	1.443%	3 month LIBOR(2)	(9,455)	—	(9,455)	Barclays Capital Group
1,455	10/27/16	1.439%	3 month LIBOR(2)	(26,848)	—	(26,848)	Barclays Capital Group
1,090	11/01/16	1.431%	3 month LIBOR(2)	(19,642)	—	(19,642)	Barclays Capital Group
1,275	11/02/16	1.336%	3 month LIBOR(2)	(20,700)	—	(20,700)	Barclays Capital Group
1,280	11/25/16	1.350%	3 month LIBOR(1)	19,011	—	19,011	Barclays Capital Group
790	11/30/16	1.398%	3 month LIBOR(1)	12,650	—	12,650	Barclays Capital Group
1,210	12/05/16	1.338%	3 month LIBOR(2)	(17,287)	—	(17,287)	Barclays Capital Group
2,160	12/06/16	1.388%	3 month LIBOR(2)	(31,933)	—	(31,933)	Barclays Capital Group
2,220	12/08/16	1.345%	3 month LIBOR(2)	(33,242)	—	(33,242)	Barclays Capital Group
1,450	01/24/17	1.176%	3 month LIBOR(2)	(19,397)	—	(19,397)	Bank of Nova Scotia
730	03/02/17	1.085%	3 month LIBOR(2)	(6,507)	—	(6,507)	Barclays Capital Group
950	03/06/17	1.123%	3 month LIBOR(2)	(9,925)	—	(9,925)	Barclays Capital Group
700	03/29/17	1.293%	3 month LIBOR(2)	(9,671)	—	(9,671)	Barclays Capital Group
2,340	07/16/17	0.847%	3 month LIBOR(2)	3,446	—	3,446	Bank of Nova Scotia
2,100	08/01/17	0.844%	3 month LIBOR(2)	6,516	—	6,516	Bank of Nova Scotia
2,000	10/09/17	0.765%	3 month LIBOR(2)	19,455	—	19,455	Bank of Nova Scotia
900	11/09/17	0.774%	3 month LIBOR(2)	10,170	—	10,170	Bank of Nova Scotia
500	03/18/18	1.053%	3 month LIBOR(2)	2,602	—	2,602	Barclays Capital Group
1,000	04/15/18	0.903%	3 month LIBOR(2)	14,215	—	14,215	Bank of Nova Scotia
400	04/16/18	0.878%	3 month LIBOR(2)	5,825	—	5,825	JPMorgan Chase
800	05/15/18	2.318%	3 month LIBOR(1)	32,188	—	32,188	JPMorgan Chase
172	05/17/18	0.989%	3 month LIBOR(2)	2,108	—	2,108	Credit Suisse First Boston Corp.
8,100	08/17/18	1.838%	3 month LIBOR(1)	189,176	—	189,176	Barclays Capital Group
7,300	09/06/18	1.704%	3 month LIBOR(2)	(116,993)	—	(116,993)	UBS AG
720	09/15/18	1.671%	3 month LIBOR(1)	10,026	—	10,026	Barclays Capital Group
500	12/19/18	1.668%	3 month LIBOR(1)	3,161	—	3,161	Barclays Capital Group
1,440	12/22/18	1.693%	3 month LIBOR(1)	10,317	—	10,317	Barclays Capital Group
510	02/21/19	1.573%	3 month LIBOR(2)	(2,324)	—	(2,324)	Citigroup Global Markets
2,730	07/23/19	1.220%	3 month LIBOR(2)	52,440	—	52,440	Bank of Nova Scotia
300	12/03/19	1.179%	3 month LIBOR(2)	9,733	—	9,733	Bank of Nova Scotia
700	03/22/20	1.483%	3 month LIBOR(2)	13,259	—	13,259	Barclays Capital Group
300	04/11/20	1.370%	3 month LIBOR(1)	(8,169)	—	(8,169)	Barclays Capital Group
1,465	10/01/20	2.523%	3 month LIBOR(2)	(53,233)	—	(53,233)	UBS AG
115	09/06/21	2.223%	3 month LIBOR(1)	969	—	969	UBS AG
1,150	09/12/21	2.205%	3 month LIBOR(1)	6,909	—	6,909	Barclays Capital Group
1,035	09/21/21	2.170%	3 month LIBOR(2)	(3,556)	—	(3,556)	Barclays Capital Group
680	10/06/21	2.038%	3 month LIBOR(2)	5,383	—	5,383	Citigroup Global Markets
670	12/23/21	2.090%	3 month LIBOR(2)	7,429	—	7,429	Barclays Capital Group
525	12/28/21	2.118%	3 month LIBOR(2)	5,030	—	5,030	Barclays Capital Group
365	02/21/22	2.105%	3 month LIBOR(2)	2,016	—	2,016	JPMorgan Chase
245	02/21/22	2.100%	3 month LIBOR(2)	1,446	—	1,446	JPMorgan Chase
370	02/23/22	2.117%	3 month LIBOR(2)	1,773	—	1,773	JPMorgan Chase
550	05/15/22	1.988%	3 month LIBOR(2)	12,280	—	12,280	JPMorgan Chase

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued)
765	08/17/26	2.965%	3 month LIBOR(2)	$(19,549)	$—	$(19,549)	Citigroup Global Markets
300	09/06/41	3.110%	3 month LIBOR(2)	7,109	—	7,109	UBS AG
300	09/06/41	3.028%	3 month LIBOR(2)	11,865	—	11,865	UBS AG

				$381,250	$—	$381,250

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
1,285	10/05/14	0.730%	3 month LIBOR(1)	$—	$1,650	$1,650
10	02/18/16	0.450%	3 month LIBOR(1)	150	—	(150)
1,260	08/26/16	1.299%	3 month LIBOR(1)	—	17,802	17,802
2,420	09/27/16	1.111%	3 month LIBOR(1)	—	23,566	23,566
1,600	05/22/17	1.096%	3 month LIBOR(1)	—	6,854	6,854
7,975	10/15/17	0.790%	3 month LIBOR(1)	—	(83,718)	(83,718)
525	07/02/18	1.564%	3 month LIBOR(2)	152	(3,789)	(3,941)
2,765	11/30/18	1.625%	3 month LIBOR(2)	287	(2,791)	(3,078)
300	06/27/20	2.200%	3 month LIBOR(1)	152	4,232	4,080
2,100	05/15/21	2.375%	3 month LIBOR(2)	(15,541)	(20,478)	(4,937)
550	03/31/44	3.474%	3 month LIBOR(1)	160	18,257	18,097

				$(14,640)	$(38,415)	$(23,775)

A U.S. Government Agency obligation with a market value of $204,456 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at June 30, 2014.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$1,921,770	$—
Commercial Mortgage-Backed Securities	—	3,424,494	—
Corporate Bonds	—	7,092,222	—
Municipal Bond	—	259,498	—
Non-Corporate Foreign Agencies	—	2,654,355	—
Sovereigns	—	1,702,730	—
U.S. Government Agency Obligations	—	8,356,226	—
U.S. Treasury Obligations	—	7,638,030	—
Affiliated Money Market Mutual Fund	2,012,834	—	—
Option Purchased	—	16,866	—
Other Financial Instruments*
Futures Contracts	(4,569)	—	—
Interest Rate Swaps	—	357,475	—

Total	$2,008,265	$33,423,666	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 were as follows:

U.S. Government Agency Obligations	23.5%
U.S. Treasury Obligations	21.5
Commercial Mortgage-Backed Securities	9.6
Non-Corporate Foreign Agencies	7.5
Banking	6.8
Affiliated Money Market Mutual Fund	5.7
Non-Residential Mortgage-Backed Securities	5.4
Sovereigns	4.8
Retailers	3.5
Telecommunications	2.1
Healthcare & Pharmaceutical	1.5
Insurance	1.2
Foods	1.2
Aerospace & Defense	1.2
Capital Goods	0.9
Technology	0.9

Municipal Bond	0.7%
Electric	0.5
Energy – Integrated	0.2

98.7
Other assets in excess of liabilities	1.3

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$72,049	*	Due from broker — variation margin	$100,393	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	830,255		Unrealized depreciation on over-the-counter swap agreements	449,005
Interest rate contracts	Unaffiliated investments	16,866		—	—

Total		$919,170			$549,398

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$(6,591)	$6,339	$41,263	$1,966,827	$2,007,838

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Swaps	Total
Interest rate contracts	$5,322	$(62,286)	$(2,493,492)	$(2,550,456)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Long Position(3)	Futures Short Position(3)	Interest Rate Swaps(4)
$17,740	$3,520	$1,750,197	$7,610,615	$147,118,667

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Bank of America	$42,012	$—	$—	$42,012
Bank of Nova Scotia	115,975	(19,397)	(61,451)	35,127
Barclays Capital Group	279,570	(209,927)	—	69,643
Citigroup Global Markets	22,249	(21,873)	—	376
Credit Suisse First Boston Corp.	2,108	(2,108)	—	—
JPMorgan Chase	134,882	(2,761)	(156,294)	—
UBS AG	250,325	(185,201)	(300,680)	—

	$847,121

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$—	$—	$—	$—
Bank of Nova Scotia	(19,397)	19,397	—	—
Barclays Capital Group	(209,927)	209,927	—	—
Citigroup Global Markets	(21,873)	21,873	—	—
Credit Suisse First Boston Corp.	(9,846)	2,108	—	(7,738)
JPMorgan Chase	(2,761)	2,761	—	—
UBS AG	(185,201)	185,201	—	—

	$(449,005)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BOND PORTFOLIO 2015 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Unaffiliated investments (cost $32,857,840)	$33,066,191
Affiliated investments (cost $2,012,834)	2,012,834
Receivable for investments sold	4,176,919
Unrealized appreciation on over-the-counter swap agreements	830,255
Dividends and interest receivable	160,310
Due from broker—variation margin	49,755
Prepaid expenses	108

Total Assets	40,296,372

LIABILITIES:
Payable for investments purchased	4,036,733
Unrealized depreciation on over-the-counter swap agreements	449,005
Payable for fund share repurchased	179,719
Accrued expenses and other liabilities	44,106
Payable to custodian	29,073
Advisory fees payable	17,159
Deferred trustees’ fees	890
Distribution fee payable	391
Affiliated transfer agent fee payable	365

Total Liabilities	4,757,441

NET ASSETS	$35,538,931

Net assets were comprised of:
Paid-in capital	$19,718,491
Retained earnings	15,820,440

Net assets, June 30, 2014	$35,538,931

Net asset value and redemption price per share, $35,538,931 / 3,918,438 outstanding shares of beneficial interest	$9.07

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$419,511
Affiliated dividend income	1,403

420,914

EXPENSES
Advisory fees	123,179
Distribution fee	19,443
Custodian and accounting fees	32,000
Audit fee	21,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	1,000
Insurance expenses	1,000
Loan interest expense	12
Miscellaneous	5,282

Total expenses	218,916
Less: advisory fee waiver	(26,440)

Net expenses	192,476

NET INVESTMENT INCOME	228,438

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	215,010
Futures transactions	41,263
Swap agreement transactions	1,966,827
Options written transactions	6,339

2,229,439

Net change in unrealized appreciation (depreciation) on:
Investments	197,215
Futures	(62,286)
Swap agreements	(2,493,492)

(2,358,563)

NET LOSS ON INVESTMENTS	(129,124)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$99,314

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$228,438	$954,905
Net realized gain on investment transactions	2,229,439	8,473,116
Net change in unrealized appreciation (depreciation) on investments	(2,358,563)	(9,640,553)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	99,314	(212,532)

FUND SHARE TRANSACTIONS:
Fund share sold [81,251 and 484,094 shares, respectively]	736,818	4,371,942
Fund share repurchased [749,105 and 5,113,881 shares, respectively]	(6,792,833)	(46,359,783)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(6,056,015)	(41,987,841)

TOTAL DECREASE IN NET ASSETS	(5,956,701)	(42,200,373)
NET ASSETS:
Beginning of period	41,495,632	83,696,005

End of period	$35,538,931	$41,495,632

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 95.6% ASSET-BACKED SECURITIES — 9.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-1, Class A3	0.930%		02/15/16	91	$91,508
Bank of America Auto Trust, Series 2012-1, Class A3	0.780%		06/15/16	122	122,005
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.624%	(c)	03/24/17	100	99,966
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.352%	(c)	01/15/18	300	300,158
Honda Auto Receivables 2013-3 Owner Trust, Series 2013-3, Class A2	0.540%		01/15/16	155	154,880
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/20/15	136	136,397
World Omni Auto Receivables Trust, Series 2012-B, Class A2	0.430%		11/15/15	18	17,834

TOTAL ASSET-BACKED SECURITIES (cost $922,026)					922,748

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.8%
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	3.061%		12/15/47	250	258,492
GE Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	205	204,928
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	300	316,959
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	210	227,712
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4	5.447%	(c)	12/15/44	50	53,082
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.976%	(c)	06/15/49	60	60,211
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	5.457%	(c)	11/12/37	172	179,340
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	98	106,698

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,414,696)					1,407,422

CORPORATE BONDS — 37.6%
Banking — 10.1%
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15	140	144,176
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	100	111,249
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	95	103,265
Citigroup, Inc., Sub. Notes	5.000%		09/15/14	175	176,549
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	100	112,293
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	100	108,284
Morgan Stanley, Sr. Unsec’d. Notes	5.375%		10/15/15	175	185,300
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%		12/11/17	75	85,340

					1,026,456

Cable — 0.7%
Comcast Corp., Gtd. Notes	4.950%		06/15/16	65	70,283

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Capital Goods — 2.3%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	80	$81,006
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	150	158,026

				239,032

Electric — 1.7%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	60	65,516
TECO Finance, Inc., Gtd. Notes	4.000%	03/15/16	100	105,253

				170,769

Energy – Integrated — 4.0%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	85	87,843
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.200%	03/11/16	65	67,873
PC Financial Partnership (Canada), Gtd. Notes	5.000%	11/15/14	100	101,659
Total Capital SA (France), Gtd. Notes	3.000%	06/24/15	150	153,908

				411,283

Energy – Other — 1.1%
Weatherford International, Inc., Gtd. Notes	6.350%	06/15/17	100	113,628

Foods — 1.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.125%	01/15/15	90	91,802
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	10	10,147

				101,949

Healthcare & Pharmaceutical — 2.0%
Medtronic, Inc., Sr. Unsec’d. Notes	3.000%	03/15/15	100	101,905
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.250%	08/15/16	100	102,626

				204,531

Healthcare Insurance — 1.2%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	50	54,214
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	60	66,817

				121,031

Insurance — 3.0%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	90	102,742
Lincoln National Corp., Sr. Unsec’d. Notes	4.300%	06/15/15	55	56,839
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	130	145,287

				304,868

Metals — 0.3%
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	25	26,606

Non-Captive Finance — 2.1%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	65	64,490
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%	01/07/21	25	27,838
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	10	11,120

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Captive Finance (continued)
General Electric Capital Corp., Sub. Notes	5.300%		02/11/21	100	$113,712

					217,160

Pipelines & Other — 2.2%
Enterprise Products Operating LLC, Gtd. Notes	5.200%		09/01/20	125	142,710
Williams Partners LP, Sr. Unsec’d. Notes	4.125%		11/15/20	75	79,967

					222,677

Railroads — 0.9%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	75	87,456

Retailers — 2.0%
CVS Caremark Corp., Sr. Unsec’d. Notes	3.250%		05/18/15	200	205,097

Telecommunications — 3.0%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%		09/08/16	200	205,646
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	100	103,025

					308,671

TOTAL CORPORATE BONDS (cost $3,688,356)					3,831,497

NON-CORPORATE FOREIGN AGENCIES — 4.0%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%		09/11/18	200	202,701
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%		08/17/15	200	200,619

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $398,416)					403,320

SOVEREIGNS — 6.6%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	80	80,098
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%		09/15/14	100	100,518
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%		05/22/15	100	100,352
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	200	206,167
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	100	100,130
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	90	89,952

TOTAL SOVEREIGNS (cost $686,113)					677,217

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.0%
Federal Home Loan Mortgage Corp.(h)	1.750%		05/30/19	30	30,113
Federal National Mortgage Assoc.(h)	0.875%		05/21/18	45	44,245
Israel Government USAID Bond, Gov’t. Gtd. Notes	2.430%	(s)	03/15/22	120	97,227
Residual Funding Corp. Strips Principal, Bonds	1.610%	(s)	10/15/19	445	401,487

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.600%	(s)	07/15/20	390	$341,791

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $921,222)					914,863

U.S. TREASURY OBLIGATIONS — 15.5%
U.S. Treasury Bonds	3.375%		05/15/44	25	25,169
U.S. Treasury Bonds(k)	3.625%		02/15/44	60	63,319
U.S. Treasury Notes	1.500%		05/31/19	440	437,800
U.S. Treasury Notes	1.625%		06/30/19	90	90,000
U.S. Treasury Notes	2.000%		02/28/21	605	602,542
U.S. Treasury Notes	2.125%		06/30/21	45	44,994
U.S. Treasury Notes(h)	2.500%		05/15/24	295	294,585
U.S. Treasury Strips Principal	6.315%	(s)	05/15/44	20	7,024
U.S. Treasury Strips Principal	7.000%	(s)	02/15/44	55	19,492

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,578,315)					1,584,925

TOTAL LONG-TERM INVESTMENTS (cost $9,609,144)					9,741,992

				Shares
SHORT-TERM INVESTMENTS — 1.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 1.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $119,003)(w)(Note 4)				119,003	119,003

			Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Option
Interest Rate Swap Option,
Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $5,838)			Citigroup Global Markets	460	5,790

TOTAL SHORT-TERM INVESTMENTS (cost $124,841)					124,793

TOTAL INVESTMENTS — 96.8% (cost $9,733,985)					9,866,785
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 3.2%					322,834

NET ASSETS — 100.0%					$10,189,619

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
USAID	United States Agency for International Development

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
12	5 Year U.S. Treasury Notes	Sep. 2014	$1,432,384	$1,433,531	$1,147
13	10 Year U.S. Treasury Notes	Sep. 2014	1,622,120	1,627,234	5,114
3	U.S. Ultra Bonds	Sep. 2014	442,825	449,813	6,988

					13,249

Short Positions:
37	2 Year U.S. Treasury Notes	Sep. 2014	8,124,635	8,124,969	(334)
3	U.S. Long Bonds	Sep. 2014	410,308	411,562	(1,254)

					(1,588)

					$11,661

(1)	A U.S. Treasury obligation with a market value of $21,379 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
3,100	09/01/14	0.659%	3 month LIBOR(2)	$(8,428)	$—	$(8,428)	Citigroup Global Markets
600	09/12/14	0.656%	3 month LIBOR(2)	(1,618)	—	(1,618)	Barclays Capital Group
800	09/19/14	0.669%	3 month LIBOR(2)	(2,209)	—	(2,209)	JPMorgan Chase
2,300	09/27/14	0.401%	3 month LIBOR(1)	3,269	—	3,269	Barclays Capital Group
930	09/27/14	0.650%	3 month LIBOR(2)	(2,497)	—	(2,497)	Citigroup Global Markets
1,000	10/28/14	0.816%	3 month LIBOR(2)	(2,868)	—	(2,868)	Barclays Capital Group
1,750	08/08/15	0.528%	3 month LIBOR(2)	(7,332)	—	(7,332)	Credit Suisse First Boston Corp.
360	09/28/15	0.491%	3 month LIBOR(1)	1,163	—	1,163	Credit Suisse First Boston Corp.
1,200	12/21/15	0.494%	3 month LIBOR(2)	(1,849)	—	(1,849)	Citigroup Global Markets
240	08/04/16	1.528%	3 month LIBOR(2)	(5,971)	—	(5,971)	Citigroup Global Markets
1,900	08/11/16	1.460%	3 month LIBOR(2)	(43,542)	—	(43,542)	Hong Kong & Shanghai Bank
1,500	08/18/16	1.230%	3 month LIBOR(2)	(23,436)	—	(23,436)	Citigroup Global Markets
2,160	08/31/16	1.251%	3 month LIBOR(2)	(37,100)	—	(37,100)	Barclays Capital Group
2,145	10/03/16	1.273%	3 month LIBOR(1)	34,004	—	34,004	UBS AG
3,570	10/06/16	1.194%	3 month LIBOR(1)	49,187	—	49,187	JPMorgan Chase
1,550	10/11/16	1.430%	3 month LIBOR(2)	(30,057)	—	(30,057)	Citigroup Global Markets
5,500	12/31/16	1.652%	3 month LIBOR(1)	340,848	—	340,848	JPMorgan Chase
4,600	12/31/16	1.257%	3 month LIBOR(1)	164,920	—	164,920	Barclays Capital Group
215	01/03/17	1.311%	3 month LIBOR(2)	(4,088)	—	(4,088)	Citigroup Global Markets
2,310	02/06/17	0.965%	3 month LIBOR(2)	(16,265)	—	(16,265)	Bank of Nova Scotia
1,550	05/23/17	1.085%	3 month LIBOR(1)	7,433	—	7,433	Bank of Nova Scotia
1,150	10/03/17	0.778%	3 month LIBOR(2)	10,367	—	10,367	Citigroup Global Markets
1,400	10/09/17	0.765%	3 month LIBOR(2)	13,618	—	13,618	Bank of Nova Scotia
700	11/09/17	0.774%	3 month LIBOR(2)	7,910	—	7,910	Bank of Nova Scotia

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued)
1,900	07/22/18	2.455%	3 month LIBOR(2)	$(98,714)	$—	$(98,714)	Citigroup Global Markets
6,300	08/17/18	1.838%	3 month LIBOR(1)	147,137	—	147,137	Barclays Capital Group
1,350	09/01/18	1.820%	3 month LIBOR(2)	(28,990)	—	(28,990)	Citigroup Global Markets
255	10/03/18	1.745%	3 month LIBOR(1)	3,921	—	3,921	UBS AG
470	11/01/18	1.984%	3 month LIBOR(2)	(11,158)	—	(11,158)	Barclays Capital Group
1,430	12/08/18	1.803%	3 month LIBOR(2)	(18,588)	—	(18,588)	Barclays Capital Group
240	03/05/19	1.643%	3 month LIBOR(2)	(1,558)	—	(1,558)	Bank of Nova Scotia
600	04/10/19	1.816%	3 month LIBOR(2)	(7,364)	—	(7,364)	Bank of Nova Scotia
370	06/07/19	1.338%	3 month LIBOR(1)	(5,739)	—	(5,739)	Bank of Nova Scotia
500	11/02/19	1.253%	3 month LIBOR(1)	(13,098)	—	(13,098)	Citigroup Global Markets
300	04/11/20	1.370%	3 month LIBOR(1)	(8,169)	—	(8,169)	Barclays Capital Group
2,665	10/01/20	2.523%	3 month LIBOR(2)	(96,837)	—	(96,837)	UBS AG
390	09/06/21	2.223%	3 month LIBOR(1)	3,285	—	3,285	UBS AG
620	10/06/21	2.038%	3 month LIBOR(2)	4,908	—	4,908	Citigroup Global Markets
115	10/06/21	2.060%	3 month LIBOR(2)	730	—	730	UBS AG
425	01/24/22	2.113%	3 month LIBOR(2)	1,013	—	1,013	Bank of Nova Scotia
325	01/24/22	2.118%	3 month LIBOR(2)	657	—	657	Bank of Nova Scotia
365	02/17/22	2.018%	3 month LIBOR(2)	4,293	—	4,293	Bank of Nova Scotia
270	02/21/22	2.105%	3 month LIBOR(2)	1,492	—	1,492	JPMorgan Chase
270	02/23/22	2.117%	3 month LIBOR(2)	1,294	—	1,294	JPMorgan Chase
500	08/10/22	1.758%	3 month LIBOR(2)	19,514	—	19,514	Bank of Nova Scotia
400	09/25/22	1.785%	3 month LIBOR(1)	(16,384)	—	(16,384)	Barclays Capital Group
300	10/05/22	1.696%	3 month LIBOR(1)	(14,833)	—	(14,833)	Barclays Capital Group
200	05/01/23	1.840%	3 month LIBOR(1)	(9,685)	—	(9,685)	Barclays Capital Group
245	09/06/41	3.110%	3 month LIBOR(2)	5,806	—	5,806	UBS AG
245	09/06/41	3.028%	3 month LIBOR(2)	9,690	—	9,690	UBS AG

				$318,082	$—	$318,082

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3 month LIBOR(1)	$150	$—	$(150)
4,100	06/27/16	0.853%	3 month LIBOR(1)	—	22,674	22,674
5,155	10/05/16	1.239%	3 month LIBOR(1)	—	64,452	64,452
1,150	06/25/18	1.503%	3 month LIBOR(1)	—	5,775	5,775
625	07/02/18	1.564%	3 month LIBOR(2)	—	(4,510)	(4,510)
850	09/23/18	1.613%	3 month LIBOR(2)	154	(5,367)	(5,521)
830	11/30/18	1.625%	3 month LIBOR(2)	(2,107)	(838)	1,269
750	06/03/19	1.614%	3 month LIBOR(2)	153	2,199	2,046
500	05/15/21	2.375%	3 month LIBOR(2)	(2,756)	(4,876)	(2,120)

				$(4,406)	$79,509	$83,915

U.S. Government Agency and U.S. Treasury obligations with a combined market value of $109,597 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at June 30, 2014.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$922,748	$—
Commercial Mortgage-Backed Securities	—	1,407,422	—
Corporate Bonds	—	3,831,497	—
Non-Corporate Foreign Agencies	—	403,320	—
Sovereigns	—	677,217	—
U.S. Government Agency Obligations	—	914,863	—
U.S. Treasury Obligations	—	1,584,925	—
Affiliated Money Market Mutual Fund	119,003	—	—
Option Purchased	—	5,790	—
Other Financial Instruments*
Futures Contracts	11,661	—	—
Interest Rate Swaps	—	401,997	—

Total	$130,664	$10,149,779	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 were as follows:

U.S. Treasury Obligations	15.5%
Commercial Mortgage-Backed Securities	13.8
Banking	10.1
Non-Residential Mortgage-Backed Securities	9.1
U.S. Government Agency Obligations	9.0
Sovereigns	6.6
Energy – Integrated	4.0
Non-Corporate Foreign Agencies	4.0
Telecommunications	3.0
Insurance	3.0
Capital Goods	2.3
Pipelines & Other	2.2
Non-Captive Finance	2.1
Retailers	2.0

Healthcare & Pharmaceutical	2.0%
Electric	1.7
Healthcare Insurance	1.2
Affiliated Money Market Mutual Fund	1.2
Energy – Other	1.1
Foods	1.0
Railroads	0.9
Cable	0.7
Metals	0.3

96.8
Other assets in excess of liabilities	3.2

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instrumentsis interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$109,465	*	Due from broker — variation margin	$13,889	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	836,459		Unrealized depreciation on over-the-counter swap agreements	518,377
Interest rate contracts	Unaffiliated investments	5,790		—	—

Total		$951,714			$532,266

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$(1,609)	$1,555	$12,066	$(70,704)	$(58,692)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Swaps	Total
Interest rate contracts	$2,522	$12,930	$(71,178)	$(55,726)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts — Long Positions(3)	Futures Contracts — Short Positions(3)	Interest Rate Swap Agreements(4)
$5,816	$688	$2,681,443	$5,738,758	$82,700,000

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Bank of Nova Scotia	$54,438	$(30,926)	$—	$23,512
Barclays Capital Group	315,326	(120,403)	—	194,923
Citigroup Global Markets	21,065	(21,065)	—	—
Credit Suisse First Boston Corp.	1,163	(1,163)	—	—
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase	392,821	(2,209)	(480,463)	—
UBS AG	57,436	(57,436)	—	—

	$842,249

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Bank of Nova Scotia	$(30,926)	$30,926	$—	$—
Barclays Capital Group	(120,403)	120,403	—	—
Citigroup Global Markets	(217,128)	21,065	—	(196,063)
Credit Suisse First Boston Corp.	(7,332)	1,163	—	(6,169)
Hong Kong & Shanghai Bank	(43,542)	—	—	(43,542)
JPMorgan Chase	(2,209)	2,209	—	—
UBS AG	(96,837)	57,436	—	(39,401)

	$(518,377)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BOND PORTFOLIO 2016 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Unaffiliated investments (cost $9,614,982)	$9,747,782
Affiliated investments (cost $119,003)	119,003
Unrealized appreciation on over-the-counter swap agreements	836,459
Receivable for investments sold	327,868
Dividends and interest receivable	57,645
Due from advisor	5,558
Due from broker—variation margin	2,031
Prepaid expenses	89

Total Assets	11,096,435

LIABILITIES:
Unrealized depreciation on over-the-counter swap agreements	518,377
Payable for investments purchased	298,373
Payable for fund share repurchased	43,725
Accrued expenses and other liabilities	23,604
Payable to custodian	22,260
Affiliated transfer agent fee payable	365
Distribution fee payable	112

Total Liabilities	906,816

NET ASSETS	$10,189,619

Net assets were comprised of:
Paid-in capital	$2,403,692
Retained earnings	7,785,927

Net assets, June 30, 2014	$10,189,619

Net asset value and redemption price per share, $10,189,619 / 1,165,287 outstanding shares of beneficial interest	$8.74

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$146,836
Affiliated dividend income	150

146,986

EXPENSES
Advisory fees	39,846
Distribution fee	6,290
Custodian and accounting fees	33,000
Audit fee	21,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	3,000
Insurance expenses	1,000
Loan interest expense	155
Miscellaneous	5,294

Total expenses	126,585
Less: advisory fee waiver	(64,260)

Net expenses	62,325

NET INVESTMENT INCOME	84,661

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	340,555
Futures transactions	12,066
Swap agreement transactions	(70,704)
Options written transactions	1,555

283,472

Net change in unrealized appreciation (depreciation) on:
Investments	(177,587)
Futures	12,930
Swap agreements	(71,178)

(235,835)

NET GAIN ON INVESTMENTS AND FOREIGN
CURRENCIES	47,637

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$132,298

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$84,661	$234,565
Net realized gain on investment transactions.	283,472	4,852,669
Net change in unrealized appreciation (depreciation) on investments	(235,835)	(5,230,633)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	132,298	(143,399)

FUND SHARE TRANSACTIONS:
Fund share sold [106,790 and 1,627,162 shares, respectively]	929,073	14,021,963
Fund share repurchased [677,930 and 5,550,153 shares, respectively]	(5,903,395)	(48,166,097)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(4,974,322)	(34,144,134)

TOTAL DECREASE IN NET ASSETS	(4,842,024)	(34,287,533)
NET ASSETS:
Beginning of period	15,031,643	49,319,176

End of period	$10,189,619	$15,031,643

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 93.2% ASSET-BACKED SECURITIES — 12.9%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-1, Class A3	0.930%		02/16/16	396	$396,533
American Express Credit Account Master Trust, Series 2012-3, Class A	0.302%	(c)	03/15/18	1,100	1,100,630
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	0.392%	(c)	05/15/20	1,000	998,009
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.433%	(c)	10/10/17	700	700,062
BA Credit Card Trust, Series 2006-A7, Class A7	0.192%	(c)	12/15/16	800	799,938
Bank of America Auto Trust, Series 2012-1, Class A3	0.780%		06/15/16	325	325,347
Chase Issuance Trust, Series 2012-A8, Class A8	0.540%		10/16/17	1,000	1,000,810
Chase Issuance Trust, Series 2014-A1, Class A	1.150%		01/15/19	600	601,759
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.624%	(c)	03/24/17	800	799,727
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	830	942,696
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3	1.110%		07/23/18	1,500	1,508,853
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.352%	(c)	01/16/18	1,600	1,600,843
Discover Card Master Trust, Series 2012-A, Class A3	0.860%		11/15/17	1,000	1,004,186
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	600	613,831
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.553%	(c)	04/20/18	1,400	1,404,019
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.452%	(c)	02/15/18	1,600	1,600,792
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.522%	(c)	06/15/17	400	400,329
World Omni Auto Receivables Trust, Series 2012-B, Class A2	0.430%		11/16/15	65	65,392

TOTAL ASSET-BACKED SECURITIES (cost $15,828,247)					15,863,756

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.7%
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	1,400	1,438,422
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	381	385,342
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	3.061%		12/15/47	1,080	1,116,683
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799%	(c)	08/10/42	590	595,191
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	1,052	1,068,860
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,700	2,753,349
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	5.014%	(c)	02/15/38	1,732	1,745,763
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	500	510,776
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	273	273,238

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	1,100	$1,162,183
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	5.560%		11/10/39	1,140	1,236,153
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A2	2.424%		07/15/45	2,700	2,761,973
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB 12, Class AM	4.948%	(c)	09/12/37	700	727,961
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	5.976%	(c)	06/15/49	80	80,281
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	235	242,148
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	5.457%	(c)	11/12/37	86	89,670
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	2,385	2,465,532
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	541	586,839

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $19,317,681)					19,240,364

CORPORATE BONDS — 22.7%
Banking — 7.8%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	402	392,010
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,305	1,474,305
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	740	751,907
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	4.750%		07/15/21	350	389,372
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%		01/14/22	325	353,276
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	450	575,186
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,290	1,297,685
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	350	393,027
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	425	481,430
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	350	378,993
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	75	81,948
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	400	472,928
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		01/26/20	850	972,883
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%		04/28/15	100	104,651
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	6.125%		01/11/21	135	158,807
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%		12/11/17	1,175	1,336,995

					9,615,403

Capital Goods — 2.0%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%		05/08/17	445	450,599
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%		10/15/21	140	143,570
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%		07/12/21	350	376,687
United Technologies Corp., Sr. Unsec’d. Notes	1.800%		06/01/17	660	674,123
Waste Management, Inc., Gtd. Notes	2.600%		09/01/16	120	124,155
Xylem, Inc., Sr. Unsec’d. Notes	3.550%		09/20/16	630	663,710

					2,432,844

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric — 0.2%
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	4.500%	06/01/21	280	$305,741

Energy – Integrated — 1.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	1.846%	05/05/17	770	786,409
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	195	201,523
PC Financial Partnership (Canada), Gtd. Notes	5.000%	11/15/14	100	101,659
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	200	232,113
Total Capital SA (France), Gtd. Notes	3.000%	06/24/15	175	179,559

				1,501,263

Energy – Other — 0.1%
Weatherford International Ltd., Gtd. Notes	9.625%	03/01/19	50	65,615

Foods — 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.125%	01/15/15	425	433,510
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	209	237,726
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	90	91,321

				762,557

Healthcare & Pharmaceutical — 1.6%
Amgen, Inc., Sr. Unsec’d. Notes	2.300%	06/15/16	370	380,450
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	1.500%	05/08/17	560	566,392
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.250%	08/15/16	965	990,345

				1,937,187

Healthcare Insurance — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	275	298,178
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	280	311,814

				609,992

Insurance — 1.5%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	380	433,801
Lincoln National Corp., Sr. Unsec’d. Notes	4.300%	06/15/15	65	67,173
MetLife, Inc., Sr. Unsec’d. Notes(a)	4.750%	02/08/21	855	955,539
MetLife, Inc., Sr. Unsec’d. Notes(a)	7.717%	02/15/19	350	435,415

				1,891,928

Media & Entertainment — 0.4%
Time Warner, Inc., Gtd. Notes	4.875%	03/15/20	425	476,170

Metals
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	25	26,606

Non-Captive Finance — 1.0%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	3.100%	01/09/23	230	228,194
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%	01/07/21	75	83,515

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Captive Finance (continued)
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	30	$33,361
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	175	207,296
General Electric Capital Corp., Sub. Notes(h)	5.300%	02/11/21	625	710,699

				1,263,065

Pipelines & Other — 0.8%
Enterprise Products Operating LLC, Gtd. Notes(a)	5.200%	09/01/20	125	142,710
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	3.950%	09/01/22	475	485,829
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	350	373,179

				1,001,718

Railroads — 0.3%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	350	408,130

Retailers — 0.6%
CVS Caremark Corp., Sr. Unsec’d. Notes	3.250%	05/18/15	200	205,097
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	425	469,798

				674,895

Technology — 1.1%
Apple, Inc., Sr. Unsec’d. Notes(h)	1.000%	05/03/18	1,320	1,290,902

Telecommunications — 2.7%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	570	586,091
AT&T, Inc., Sr. Unsec’d. Notes(a)	2.500%	08/15/15	353	360,664
AT&T, Inc., Sr. Unsec’d. Notes(h)	3.875%	08/15/21	600	638,312
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500%	09/15/16	1,300	1,339,966
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	350	360,588

				3,285,621

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	265	347,238

TOTAL CORPORATE BONDS (cost $27,089,064)				27,896,875

NON-CORPORATE FOREIGN AGENCIES — 5.5%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	1,660	1,682,422
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	08/17/15	4,400	4,413,627
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A.	1.125%	05/23/18	674	666,400

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $6,712,360)				6,762,449

SOVEREIGNS — 7.4%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	900	901,097
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%	09/15/14	1,000	1,005,182

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SOVEREIGNS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%		02/14/17	1,500	$1,503,602
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%		05/22/15	560	561,974
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	200	199,709
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	580	597,885
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	580	580,756
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	580	579,693
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	2,785	2,641,355
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%		03/06/18	500	534,319

TOTAL SOVEREIGNS (cost $9,256,795)					9,105,572

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.4%
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	735	733,554
Federal National Mortgage Assoc.(a)(h)(k)	1.625%		11/27/18	4,570	4,594,463
Federal National Mortgage Assoc.(h)	1.750%		06/20/19	185	185,427
Federal National Mortgage Assoc.	6.670%	(s)	11/15/21	820	677,529
Financing Corp., Strips Principal, Series 3-P, Debs.	1.392%	(s)	11/30/17	4,719	4,508,651
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.427%	(s)	03/15/22	490	397,009
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	975	1,188,514
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes(a)	5.500%		04/26/24	2,260	2,757,345
Residual Funding Corp. Strips Principal	1.631%	(s)	07/15/20	4,155	3,641,392
Residual Funding Corp. Strips Principal	2.540%	(s)	10/15/19	7,810	7,046,330
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.500%		07/18/17	5,950	6,753,684

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $31,491,275)					32,483,898

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Notes(a)	1.500%		05/31/19	140	139,299
U.S. Treasury Notes	1.625%		06/30/19	1,150	1,150,000
U.S. Treasury Notes	2.000%		02/28/21	1,330	1,324,598
U.S. Treasury Notes	2.125%		06/30/21	575	574,910

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,185,067)					3,188,807

TOTAL LONG-TERM INVESTMENTS (cost $112,880,489)					114,541,721

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SHORT-TERM INVESTMENTS — 7.9%		Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 7.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $9,668,617; includes $9,389,331 of cash collateral for securities on loan)(b)(w)(Note 4)		9,668,617	$9,668,617

	Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Option
Interest Rate Swap Option, Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $63,969)	Citigroup Global Markets	5,040	63,436

TOTAL SHORT-TERM INVESTMENTS (cost $9,732,586)			9,732,053

TOTAL INVESTMENTS — 101.1% (cost $122,613,075)			124,273,774
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (1.1)%			(1,325,104)

NET ASSETS — 100.0%			$122,948,670

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
USAID	United States Agency for International Development

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,180,573; cash collateral of $9,389,331 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
53	5 Year U.S. Treasury Notes	Sep. 2014	$6,318,145	$6,331,430	$13,285
87	10 Year U.S. Treasury Notes	Sep. 2014	10,840,397	10,889,953	49,556
12	U.S. Ultra Bonds	Sep. 2014	1,774,486	1,799,249	24,763

					87,604

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Futures contracts outstanding at June 30, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Short Positions:
167	2 Year U.S. Treasury Notes	Sep. 2014	$36,677,497	$36,672,156	$5,341
18	U.S. Long Bonds	Sep. 2014	2,465,943	2,469,375	(3,432)

					1,909

					$89,513

(1)	A U.S. Treasury security with a market value of $226,549 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
7,000	08/22/14	0.583%	3 month LIBOR(2)	$(16,293)	$—	$(16,293)	JPMorgan Chase
10,100	09/01/14	0.659%	3 month LIBOR(2)	(27,458)	—	(27,458)	Citigroup Global Markets
3,000	09/12/14	0.656%	3 month LIBOR(2)	(8,089)	—	(8,089)	Barclays Capital Group
3,600	09/19/14	0.669%	3 month LIBOR(2)	(9,941)	—	(9,941)	JPMorgan Chase
5,150	10/18/14	0.880%	3 month LIBOR(2)	(16,670)	—	(16,670)	Barclays Capital Group
10,110	10/26/14	0.835%	3 month LIBOR(2)	(30,266)	—	(30,266)	Barclays Capital Group
4,495	10/28/14	0.816%	3 month LIBOR(2)	(12,894)	—	(12,894)	Barclays Capital Group
3,300	10/28/14	0.809%	3 month LIBOR(2)	(9,352)	—	(9,352)	Barclays Capital Group
10,700	03/19/15	0.844%	3 month LIBOR(2)	(70,402)	—	(70,402)	Barclays Capital Group
7,400	08/08/15	0.528%	3 month LIBOR(2)	(31,005)	—	(31,005)	Credit Suisse First Boston Corp.
13,800	09/11/15	0.521%	3 month LIBOR(2)	(52,565)	—	(52,565)	JPMorgan Chase
2,000	09/28/15	0.918%	3 month LIBOR(2)	(19,255)	—	(19,255)	Barclays Capital Group
1,700	07/29/16	1.753%	3 month LIBOR(2)	(52,270)	—	(52,270)	Barclays Capital Group
5,880	09/15/16	1.174%	3 month LIBOR(1)	86,122	—	86,122	Barclays Capital Group
8,925	10/03/16	1.273%	3 month LIBOR(1)	141,486	—	141,486	UBS AG
12,165	11/02/16	1.336%	3 month LIBOR(2)	(197,498)	—	(197,498)	Barclays Capital Group
4,180	03/06/17	1.123%	3 month LIBOR(2)	(43,670)	—	(43,670)	Barclays Capital Group
33,200	12/31/17	1.975%	3 month LIBOR(1)	2,591,177	—	2,591,177	Citigroup Global Markets
16,000	12/31/17	2.267%	3 month LIBOR(1)	1,902,243	—	1,902,243	Bank of America
5,700	04/16/18	0.878%	3 month LIBOR(2)	83,009	—	83,009	JPMorgan Chase
1,900	04/18/18	0.876%	3 month LIBOR(2)	28,056	—	28,056	JPMorgan Chase
2,480	05/15/18	2.318%	3 month LIBOR(1)	99,784	—	99,784	JPMorgan Chase
674	05/17/18	0.989%	3 month LIBOR(2)	8,262	—	8,262	Credit Suisse First Boston Corp.
49,500	08/09/18	2.008%	3 month LIBOR(1)	1,556,004	—	1,556,004	Barclays Capital Group
2,390	08/09/18	2.136%	3 month LIBOR(1)	88,744	—	88,744	Bank of America
18,200	08/10/18	2.059%	3 month LIBOR(1)	612,316	—	612,316	Citigroup Global Markets
6,500	08/11/18	2.033%	3 month LIBOR(2)	(210,303)	—	(210,303)	Hong Kong & Shanghai Bank
5,500	08/12/18	1.764%	3 month LIBOR(1)	112,198	—	112,198	UBS AG
5,005	10/03/18	1.745%	3 month LIBOR(1)	76,964	—	76,964	UBS AG
11,660	10/06/18	1.599%	3 month LIBOR(1)	100,861	—	100,861	JPMorgan Chase
1,245	10/11/18	1.770%	3 month LIBOR(1)	19,804	—	19,804	JPMorgan Chase
12,845	12/05/18	1.813%	3 month LIBOR(2)	(176,131)	—	(176,131)	Barclays Capital Group
7,000	12/08/18	1.803%	3 month LIBOR(2)	(90,989)	—	(90,989)	Barclays Capital Group
3,700	12/14/18	1.709%	3 month LIBOR(2)	(31,501)	—	(31,501)	Barclays Capital Group
6,490	01/12/19	1.699%	3 month LIBOR(2)	(89,368)	—	(89,368)	Citigroup Global Markets
1,980	02/21/19	1.573%	3 month LIBOR(2)	(9,024)	—	(9,024)	Citigroup Global Markets
3,770	02/23/19	1.633%	3 month LIBOR(2)	(27,440)	—	(27,440)	Barclays Capital Group
4,150	03/02/19	1.543%	3 month LIBOR(2)	(9,848)	—	(9,848)	Barclays Capital Group
3,700	10/31/19	1.265%	3 month LIBOR(2)	93,075	—	93,075	Citigroup Global Markets
6,680	10/01/20	2.523%	3 month LIBOR(2)	(242,727)	—	(242,727)	UBS AG
1,300	08/01/21	3.068%	3 month LIBOR(1)	93,326	—	93,326	Citigroup Global Markets
1,340	08/04/21	2.803%	3 month LIBOR(1)	70,554	—	70,554	Barclays Capital Group
1,100	08/24/21	2.250%	3 month LIBOR(1)	12,650	—	12,650	Citigroup Global Markets
1,370	09/06/21	2.223%	3 month LIBOR(1)	11,540	—	11,540	UBS AG

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued)
3,110	09/22/21	2.158%	3 month LIBOR(1)	$7,628	$—	$7,628	Barclays Capital Group
1,080	10/04/21	2.108%	3 month LIBOR(1)	(2,987)	—	(2,987)	Citigroup Global Markets
2,960	10/11/21	2.285%	3 month LIBOR(2)	(27,303)	—	(27,303)	Barclays Capital Group
3,020	12/06/21	2.238%	3 month LIBOR(2)	(2,463)	—	(2,463)	Barclays Capital Group
600	12/23/21	2.090%	3 month LIBOR(2)	6,652	—	6,652	Barclays Capital Group
2,945	12/28/21	2.118%	3 month LIBOR(2)	28,217	—	28,217	Barclays Capital Group
1,415	02/21/22	2.105%	3 month LIBOR(2)	7,817	—	7,817	JPMorgan Chase
945	02/21/22	2.100%	3 month LIBOR(2)	5,577	—	5,577	JPMorgan Chase
1,430	02/23/22	2.117%	3 month LIBOR(2)	6,853	—	6,853	JPMorgan Chase
2,100	05/15/22	1.988%	3 month LIBOR(2)	46,889	—	46,889	JPMorgan Chase
1,900	10/25/22	1.801%	3 month LIBOR(1)	(81,264)	—	(81,264)	Credit Suisse First Boston Corp.
15,600	11/15/22	1.639%	3 month LIBOR(2)	896,470	—	896,470	Barclays Capital Group
7,525	02/14/23	2.069%	3 month LIBOR(1)	(164,437)	—	(164,437)	Bank of Nova Scotia
2,700	02/19/23	2.105%	3 month LIBOR(2)	52,224	—	52,224	Bank of Nova Scotia
700	03/21/23	2.038%	3 month LIBOR(2)	19,277	—	19,277	Barclays Capital Group
1,650	04/03/23	1.995%	3 month LIBOR(2)	54,228	—	54,228	Barclays Capital Group
2,480	02/14/27	2.503%	3 month LIBOR(1)	(75,146)	—	(75,146)	Barclays Capital Group
1,020	09/06/41	3.110%	3 month LIBOR(2)	24,173	—	24,173	UBS AG
1,020	09/06/41	3.028%	3 month LIBOR(2)	40,343	—	40,343	UBS AG

				$7,145,964	$—	$7,145,964

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3 month LIBOR(1)	$150	$—	$(150)
19,700	06/27/16	0.853%	3 month LIBOR(1)	—	108,946	108,946
13,850	09/27/16	1.111%	3 month LIBOR(1)	—	134,871	134,871
22,900	06/25/18	1.503%	3 month LIBOR(1)	—	114,995	114,995
7,400	07/02/18	1.564%	3 month LIBOR(2)	—	(53,407)	(53,407)
367	08/02/18	1.614%	3 month LIBOR(2)	—	(2,973)	(2,973)
2,350	08/21/18	1.781%	3 month LIBOR(1)	161	33,566	33,405
2,950	08/22/18	1.745%	3 month LIBOR(1)	163	37,715	37,552
5,400	09/23/18	1.613%	3 month LIBOR(2)	174	(34,095)	(34,269)
7,400	10/25/18	1.434%	3 month LIBOR(2)	183	17,239	17,056
9,455	11/30/18	1.625%	3 month LIBOR(2)	(15,569)	(9,546)	6,023
15,400	06/03/19	1.614%	3 month LIBOR(2)	219	45,159	44,940
5,450	10/22/20	2.113%	3 month LIBOR(2)	183	(27,799)	(27,982)
9,250	05/15/21	2.375%	3 month LIBOR(2)	(70,455)	(90,199)	(19,744)
400	03/31/44	3.474%	3 month LIBOR(1)	157	13,277	13,120

				$(84,634)	$287,749	$372,383

U.S. Government Agency obligations with a combined market value of $447,316 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded swap contracts at June 30, 2014.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$15,863,756	$—
Commercial Mortgage-Backed Securities	—	19,240,364	—
Corporate Bonds	—	27,896,875	—
Non-Corporate Foreign Agencies	—	6,762,449	—
Sovereigns	—	9,105,572	—
U.S. Government Agency Obligations	—	32,483,898	—
U.S. Treasury Obligations	—	3,188,807	—
Affiliated Money Market Mutual Fund	9,668,617	—	—
Option Purchased	—	63,436	—
Other Financial Instruments*
Futures Contracts	89,513	—	—
Interest Rate Swaps	—	7,518,347	—

Total	$9,758,130	$122,123,504	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

U.S. Government Agency Obligations	26.4%
Commercial Mortgage-Backed Securities	15.7
Non-Residential Mortgage-Backed Securities	12.9
Affiliated Money Market Mutual Fund (7.6% represents investments purchased with collateral from securities on loan)	7.9
Banking	7.8
Sovereigns	7.4
Non-Corporate Foreign Agencies	5.5
Telecommunications	2.7
U.S. Treasury Obligations	2.6
Capital Goods	2.0
Healthcare & Pharmaceutical	1.6
Insurance	1.5
Energy – Integrated	1.2
Technology	1.1

Non-Captive Finance	1.0%
Pipelines & Other	0.8
Foods	0.6
Retailers	0.6
Healthcare Insurance	0.5
Media & Entertainment	0.4
Railroads	0.3
Tobacco	0.3
Electric	0.2
Energy – Other	0.1

101.1
Liabilities in excess of other assets	(1.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker —variation margin	$603,853	*	Due from broker — variation margin	$141,957	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	8,984,523		Unrealized depreciation on over-the-counter swap agreements	1,838,559
Interest rate contracts	Unaffiliated investments	63,436		—	—

Total		$9,651,812			$1,980,516

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$(25,957)	$24,258	$(516,670)	$4,608,222	$4,089,853

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Swaps	Total
Interest rate contracts	$23,223	$(42,677)	$(4,654,485)	$(4,673,939)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts – Long Positions(3)	Futures Contracts – Short Positions(3)	Interest Rate Swap Agreements(4)
$68,312	$12,747	$34,257,854	$41,700,486	$643,032,667

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Bank of America	$1,990,987	$—	$(2,098,359)	$—
Bank of Nova Scotia	52,224	(52,224)	—	—
Barclays Capital Group	2,725,152	(901,187)	(1,998,417)	—
Citigroup Global Markets	3,465,980	(128,837)	(3,297,606)	39,537
Credit Suisse First Boston Corp.	8,262	(8,262)	—	—
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase	398,650	(78,799)	(519,881)	—
UBS AG	406,704	(242,727)	(262,754)	—

	$9,047,959

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$—	$—	$—	$—
Bank of Nova Scotia	(164,437)	52,224	293,870	—
Barclays Capital Group	(901,187)	901,187	—	—
Citigroup Global Markets	(128,837)	128,837	—	—
Credit Suisse First Boston Corp.	(112,269)	8,262	312,763	—
Hong Kong & Shanghai Bank	(210,303)	—	301,010	—
JPMorgan Chase	(78,799)	78,799	—	—
UBS AG	(242,727)	242,727	—	—

	$(1,838,559)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BOND PORTFOLIO 2017 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $9,180,573:
Unaffiliated investments (cost $112,944,458)	$114,605,157
Affiliated investments (cost $9,668,617)	9,668,617
Unrealized appreciation on over-the-counter swap agreements	8,984,523
Receivable for investments sold	702,437
Dividends and interest receivable	650,498
Prepaid expenses	418

Total Assets	134,611,650

LIABILITIES:
Payable to broker for collateral for securities on loan	9,389,331
Unrealized depreciation on over-the-counter swap agreements	1,838,559
Payable for fund share repurchased	225,336
Payable to custodian	82,059
Advisory fees payable	66,017
Accrued expenses and other liabilities	52,912
Due to broker—variation margin	7,041
Distribution fee payable	1,360
Affiliated transfer agent fee payable	365

Total Liabilities	11,662,980

NET ASSETS	$122,948,670

Net assets were comprised of:
Paid-in capital	$80,063,909
Retained earnings	42,884,761

Net assets, June 30, 2014	$122,948,670

Net asset value and redemption price per share, $122,948,670 / 10,174,967 outstanding shares of beneficial interest	$12.08

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$1,535,192
Affiliated income from securities lending, net	19,751
Affiliated dividend income	1,319

1,556,262

EXPENSES
Advisory fees	456,917
Distribution fee	72,124
Custodian and accounting fees	40,000
Audit fee	21,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Commitment fee on syndicated credit agreement	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Shareholders’ reports	3,000
Insurance expenses	2,000
Loan interest expense	706
Miscellaneous	4,760

Total expenses	619,507

NET INVESTMENT INCOME	936,755

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(122,938)
Futures transactions	(516,670)
Swap agreement transactions	4,608,222
Options written transactions	24,258

3,992,872

Net change in unrealized appreciation (depreciation) on:
Investments	2,116,549
Futures	(42,677)
Swap agreements	(4,654,485)

(2,580,613)

NET GAIN ON INVESTMENTS	1,412,259

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,349,014

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$936,755	$2,486,289
Net realized gain on investment transactions	3,992,872	13,814,958
Net change in unrealized appreciation (depreciation) on investments	(2,580,613)	(20,644,063)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,349,014	(4,342,816)

FUND SHARE TRANSACTIONS:
Fund share sold [485,322 and 8,920,747 shares, respectively]	5,822,867	105,741,415
Fund share repurchased [3,910,025 and 24,599,845 shares, respectively]	(47,043,541)	(295,194,341)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(41,220,674)	(189,452,926)

TOTAL DECREASE IN NET ASSETS	(38,871,660)	(193,795,742)
NET ASSETS:
Beginning of period	161,820,330	355,616,072

End of period	$122,948,670	$161,820,330

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 93.7% ASSET-BACKED SECURITIES — 11.8%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-1, Class A3	0.930%		02/15/16	548	$549,045
American Express Credit Account Master Trust, Series 2011-1, Class A	0.322%	(c)	04/17/17	1,300	1,300,266
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	1,000	999,980
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	0.392%	(c)	05/15/20	1,000	998,009
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.433%	(c)	10/10/17	1,000	1,000,089
BA Credit Card Trust, Series 2014-A2, Class A	0.422%	(c)	09/16/19	1,000	1,000,847
Bank of America Auto Trust, Series 2012-1, Class A3	0.780%		06/15/16	406	406,683
Chase Issuance Trust, Series 2007-C1, Class C1	0.612%	(c)	04/15/19	1,900	1,885,473
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	1,500	1,504,396
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.624%	(c)	03/24/17	1,200	1,199,592
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.291%	(c)	12/17/18	1,000	997,517
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.352%	(c)	01/16/18	2,800	2,801,476
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	600	613,831
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.532%	(c)	01/15/18	1,600	1,603,048
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.553%	(c)	04/20/18	1,900	1,905,455
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.452%	(c)	02/15/18	2,400	2,401,188
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.522%	(c)	06/15/17	600	600,493
World Omni Auto Receivables Trust, Series 2012-B, Class A2	0.430%		11/16/15	166	166,452

TOTAL ASSET-BACKED SECURITIES (cost $21,633,603)					21,933,840

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.5%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45	33	32,743
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5	4.857%	(c)	07/10/43	262	266,722
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	4,050	4,161,148
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	3.061%		12/15/47	1,410	1,457,892
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799%	(c)	08/10/42	600	605,279
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	3,500	3,626,018
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	1,418	1,440,638
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	3,600	3,671,132
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	5.014%	(c)	02/15/38	2,475	2,493,947

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
GE Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	195	$195,170
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	1,600	1,690,448
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	1,560	1,691,578
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A2	2.424%		07/15/45	3,600	3,682,631
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.976%	(c)	06/15/49	57	57,344
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.651%	(c)	02/12/39	291	308,264
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	3,165	3,271,869
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011%	(c)	06/15/45	3,000	3,247,824
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	738	800,236

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $32,894,795)					32,700,883

CORPORATE BONDS — 21.8%
Banking — 10.0%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	345	336,426
Bank of America Corp., Sr. Unsec’d. Notes(h)	6.000%		09/01/17	1,750	1,977,038
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.500%		04/01/15	325	334,694
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	5,205	5,288,748
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	6.750%		05/22/19	255	307,086
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	4.750%		07/15/21	300	333,748
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	280	304,361
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	825	1,054,508
Discover Bank, Sr. Unsec’d. Notes(a)	2.000%		02/21/18	1,910	1,921,378
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	300	336,880
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	625	707,986
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	300	324,851
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	6.300%		04/23/19	850	1,004,973
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	5.500%		01/26/20	1,175	1,344,867
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%		04/28/15	375	392,440
PNC Bank NA, Sub. Notes	2.950%		01/30/23	610	597,017
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	6.125%		01/11/21	70	82,344
Wachovia Corp., Sr. Unsec’d. Notes, MTN	5.750%		02/01/18	1,750	2,003,391

					18,652,736

Cable — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	480	475,962

Capital Goods — 1.7%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%		05/08/17	635	642,989
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%		10/15/21	185	189,717

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Capital Goods (continued)
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	300	$322,874
United Technologies Corp., Sr. Unsec’d. Notes	1.800%	06/01/17	890	909,045
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	170	175,886
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	920	969,227

				3,209,738

Electric — 0.3%
Duke Energy Progress, Inc., First Mortgage	5.300%	01/15/19	125	142,979
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	385	420,393

				563,372

Energy – Integrated — 0.8%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	1,345	1,373,662
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	105	108,512

				1,482,174

Energy – Other — 0.1%
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	4.100%	02/01/21	65	70,875
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	30	33,601

				104,476

Foods — 0.1%
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	209	237,726

Healthcare & Pharmaceutical — 0.8%
Amgen, Inc., Sr. Unsec’d. Notes	2.300%	06/15/16	655	673,499
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	1.500%	05/08/17	805	814,189

				1,487,688

Healthcare Insurance — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	150	162,642
Aetna, Inc., Sr. Unsec’d. Notes	6.500%	09/15/18	290	342,861
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	385	428,744

				934,247

Insurance — 1.4%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	550	627,870
MetLife, Inc., Sr. Unsec’d. Notes(a)	4.750%	02/08/21	850	949,951
MetLife, Inc., Sr. Unsec’d. Notes(a)	7.717%	02/15/19	790	982,793

				2,560,614

Media & Entertainment — 0.4%
Time Warner, Inc., Gtd. Notes(a)	4.875%	03/15/20	525	588,211
Viacom, Inc., Sr. Unsec’d. Notes (original cost $151,936; purchased 02/15/11)(f)(g)	4.500%	03/01/21	155	169,173

				757,384

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Captive Finance — 0.9%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	195	$193,469
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	4.625%	01/07/21	65	72,381
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	30	33,361
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	6.000%	08/07/19	550	651,501
General Electric Capital Corp., Sub. Notes, MTN(a)	5.300%	02/11/21	575	653,843

				1,604,555

Pipelines & Other — 0.7%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	170	217,419
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	3.950%	09/01/22	650	664,818
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	450	479,801

				1,362,038

Railroads — 0.3%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	450	524,738

Retailers — 0.5%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.125%	02/01/19	415	457,628
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	400	442,163

				899,791

Technology — 1.1%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	1,910	1,867,896
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	240	272,296

				2,140,192

Telecommunications — 1.8%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	820	843,149
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	1,070	1,138,324
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	300	309,075
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.650%	09/14/18	960	1,026,702

				3,317,250

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes(a)	9.700%	11/10/18	324	424,548

TOTAL CORPORATE BONDS (cost $39,446,074)				40,739,229

MUNICIPAL BOND — 0.1%
California
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $251,545)	5.450%	04/01/15	250	259,498

NON-CORPORATE FOREIGN AGENCIES — 6.4%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	2,000	2,027,014

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

NON-CORPORATE FOREIGN AGENCIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%		08/17/15	8,680	$8,706,882
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%		05/23/18	1,008	996,634
Statoil ASA (Norway), Gtd. Notes	5.250%		04/15/19	160	183,698

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $11,812,748)					11,914,228

SOVEREIGNS — 6.8%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	1,000	1,001,220
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%		09/15/14	1,100	1,105,700
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%		02/14/17	2,200	2,205,282
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%		05/22/15	830	832,926
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	200	199,709
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	700	721,585
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	840	841,095
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	840	839,555
Province of British Columbia (Canada), Sr. Unsec’d. Notes(a)	2.000%		10/23/22	4,080	3,869,562
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, 144A	4.000%		03/06/18	1,000	1,068,640

TOTAL SOVEREIGNS (cost $12,871,209)					12,685,274

U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.3%
Federal Home Loan Banks(a)(h)	0.375%		08/28/15	4,320	4,329,357
Federal Home Loan Mortgage Corp.	0.625%		12/29/14	5,250	5,262,946
Federal Home Loan Mortgage Corp.(a)	2.375%		01/13/22	1,090	1,087,855
Federal National Mortgage Assoc.(a)(k)	0.875%		05/21/18	1,150	1,130,698
Federal National Mortgage Assoc.(a)	1.625%		11/27/18	6,895	6,931,909
Federal National Mortgage Assoc.	1.750%		06/20/19	760	761,753
Federal National Mortgage Assoc.(a)	1.875%		02/19/19	595	602,947
Federal National Mortgage Assoc.	5.375%		06/12/17	560	632,597
Financing Corp., Strips Principal, Series 3P, Debs	1.392%	(s)	11/30/17	240	229,302
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes	2.224%	(s)	09/26/19	500	450,757
Government National Mortgage Assoc	4.000%		02/15/39-12/15/40	211	225,953
Israel Government AID Bond, Gov’t. Gtd. Notes	2.427%	(s)	03/15/22	1,740	1,409,786
Israel Government AID Bond, Gov’t. Gtd. Notes	5.500%		04/26/24	3,350	4,087,214
Residual Funding Corp. Strips Principal, Bonds	1.614%	(s)	10/15/19	7,035	6,347,111
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.631%	(s)	07/15/20	9,595	8,408,943
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.500%		04/01/18	8,000	8,938,256

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $50,844,670)					50,837,384

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Notes(a)	1.500%		05/31/19	205	203,975

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Notes	1.625%	06/30/19	1,750	$1,750,000
U.S. Treasury Notes	2.500%	05/15/24	1,800	1,797,469

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,732,402)				3,751,444

TOTAL LONG-TERM INVESTMENTS (cost $173,487,046)				174,821,780

			Shares
SHORT-TERM INVESTMENTS — 11.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 11.0%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $20,601,698; includes $20,601,698 of cash collateral for securities on loan)(b)(w)(Note 4)			20,601,698	20,601,698

		Counterparty	Notional Amount (000)#
OPTION PURCHASED* — 0.1%
Call Option
Interest Rate Swap Option,
Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $94,431)		Citigroup Global Markets	7,440	93,644

TOTAL SHORT-TERM INVESTMENTS (cost $20,696,129)				20,695,342

TOTAL INVESTMENTS — 104.8% (cost $194,183,175)				195,517,122
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (4.8)%				(9,000,816)

NET ASSETS — 100.0%				$186,516,306

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,198,404; cash collateral of $20,601,698 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(f)	Indicates a restricted security; the aggregate cost of such securities is $151,936. The aggregate value of $169,173 is approximately 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
144	10 Year U.S. Treasury Notes	Sep. 2014	$17,987,799	$18,024,750	$36,951
23	U.S. Ultra Bonds	Sep. 2014	3,394,923	3,448,562	53,639

					90,590

Short Positions:
210	2 Year U.S. Treasury Notes	Sep. 2014	46,104,436	46,114,688	(10,252)
77	5 Year U.S. Treasury Notes	Sep. 2014	9,209,633	9,198,492	11,141
6	U.S. Long Bonds	Sep. 2014	817,148	823,125	(5,977)

					(5,088)

					$85,502

(1)	A U.S. Government Agency obligation with a market value of $364,151 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
23,940	07/03/14	0.553%	3 month LIBOR(1)	$52,550	$—	$52,550	Bank of Nova Scotia
26,200	08/17/14	0.605%	3 month LIBOR(2)	(64,679)	—	(64,679)	Barclays Capital Group
20,855	08/27/14	0.630%	3 month LIBOR(2)	(53,431)	—	(53,431)	Barclays Capital Group
20,855	08/28/14	0.630%	3 month LIBOR(2)	(53,312)	—	(53,312)	Barclays Capital Group
4,200	09/12/14	0.656%	3 month LIBOR(2)	(11,325)	—	(11,325)	Barclays Capital Group
4,950	09/27/14	0.650%	3 month LIBOR(2)	(13,289)	—	(13,289)	Citigroup Global Markets
2,300	09/27/14	0.401%	3 month LIBOR(1)	3,269	—	3,269	Barclays Capital Group
2,285	10/26/14	0.835%	3 month LIBOR(2)	(6,841)	—	(6,841)	Barclays Capital Group
6,235	10/28/14	0.816%	3 month LIBOR(2)	(17,885)	—	(17,885)	Barclays Capital Group
2,265	10/28/14	0.809%	3 month LIBOR(2)	(6,419)	—	(6,419)	Barclays Capital Group
7,500	07/09/15	0.593%	3 month LIBOR(2)	(40,801)	—	(40,801)	Bank of Nova Scotia
11,000	08/20/15	0.615%	3 month LIBOR(2)	(59,357)	—	(59,357)	Bank of Nova Scotia
6,660	09/28/15	0.491%	3 month LIBOR(1)	21,515	—	21,515	Credit Suisse First Boston Corp.
2,640	09/28/15	0.918%	3 month LIBOR(2)	(25,416)	—	(25,416)	Barclays Capital Group
4,100	12/21/15	0.494%	3 month LIBOR(2)	(6,317)	—	(6,317)	Citigroup Global Markets
9,150	09/06/16	1.170%	3 month LIBOR(1)	135,768	—	135,768	UBS AG
10,820	12/08/16	1.345%	3 month LIBOR(2)	(162,018)	—	(162,018)	Barclays Capital Group
4,400	12/29/16	1.351%	3 month LIBOR(1)	62,784	—	62,784	Barclays Capital Group
11,600	01/17/17	1.149%	3 month LIBOR(2)	(156,785)	—	(156,785)	Barclays Capital Group
7,800	01/20/17	1.120%	3 month LIBOR(2)	(97,682)	—	(97,682)	Bank of Nova Scotia
18,470	01/27/17	1.138%	3 month LIBOR(2)	(234,876)	—	(234,876)	Bank of Nova Scotia
11,330	02/06/17	0.965%	3 month LIBOR(2)	(79,778)	—	(79,778)	Bank of Nova Scotia
3,380	03/06/17	1.123%	3 month LIBOR(2)	(35,312)	—	(35,312)	Barclays Capital Group
10,100	07/05/17	0.938%	3 month LIBOR(2)	(23,605)	—	(23,605)	Bank of Nova Scotia
3,530	11/13/17	0.775%	3 month LIBOR(1)	(40,667)	—	(40,667)	Bank of Nova Scotia
6,200	12/11/17	0.734%	3 month LIBOR(2)	89,942	—	89,942	Barclays Capital Group
5,700	12/12/17	0.736%	3 month LIBOR(2)	83,335	—	83,335	Bank of Nova Scotia
5,500	03/06/18	0.903%	3 month LIBOR(2)	56,655	—	56,655	Barclays Capital Group
5,000	03/08/18	0.959%	3 month LIBOR(2)	41,064	—	41,064	Barclays Capital Group
2,800	03/13/18	1.044%	3 month LIBOR(2)	14,517	—	14,517	Barclays Capital Group
7,700	03/20/18	0.965%	3 month LIBOR(2)	67,270	—	67,270	Barclays Capital Group
7,500	03/27/18	1.003%	3 month LIBOR(2)	57,984	—	57,984	Barclays Capital Group

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued)
5,290	05/15/18	2.318%	3 month LIBOR(1)	$212,846	$—	$212,846	JPMorgan Chase
1,008	05/17/18	0.989%	3 month LIBOR(2)	12,356	—	12,356	Credit Suisse First Boston Corp.
2,990	07/28/18	2.455%	3 month LIBOR(1)	155,884	—	155,884	Bank of America
1,960	08/02/18	2.400%	3 month LIBOR(1)	96,603	—	96,603	Barclays Capital Group
5,640	08/04/18	2.179%	3 month LIBOR(1)	221,796	—	221,796	Barclays Capital Group
108,200	08/09/18	2.008%	3 month LIBOR(1)	3,401,206	—	3,401,206	Barclays Capital Group
4,950	08/09/18	2.058%	3 month LIBOR(2)	(166,552)	—	(166,552)	Barclays Capital Group
3,500	08/12/18	1.764%	3 month LIBOR(1)	71,399	—	71,399	UBS AG
49,750	08/17/18	1.838%	3 month LIBOR(1)	1,161,915	—	1,161,915	Barclays Capital Group
3,350	08/18/18	1.818%	3 month LIBOR(2)	(74,809)	—	(74,809)	Citigroup Global Markets
5,600	08/24/18	1.743%	3 month LIBOR(1)	104,375	—	104,375	Bank of America
2,760	08/31/18	1.798%	3 month LIBOR(2)	(57,522)	—	(57,522)	Barclays Capital Group
7,855	09/02/18	1.825%	3 month LIBOR(2)	(169,937)	—	(169,937)	Barclays Capital Group
3,530	09/06/18	1.820%	3 month LIBOR(2)	(74,716)	—	(74,716)	Barclays Capital Group
1,760	09/08/18	1.688%	3 month LIBOR(2)	(26,595)	—	(26,595)	Barclays Capital Group
5,250	09/13/18	1.695%	3 month LIBOR(2)	(79,623)	—	(79,623)	Barclays Capital Group
11,590	09/28/18	1.598%	3 month LIBOR(1)	113,688	—	113,688	Barclays Capital Group
1,950	09/29/18	1.710%	3 month LIBOR(1)	28,771	—	28,771	Barclays Capital Group
31,800	10/03/18	1.745%	3 month LIBOR(1)	488,999	—	488,999	UBS AG
9,260	10/27/18	1.960%	3 month LIBOR(2)	(213,544)	—	(213,544)	Barclays Capital Group
10,275	11/01/18	1.984%	3 month LIBOR(2)	(243,924)	—	(243,924)	Barclays Capital Group
30,925	11/02/18	1.880%	3 month LIBOR(2)	(590,994)	—	(590,994)	Barclays Capital Group
41,000	11/23/18	1.760%	3 month LIBOR(1)	504,090	—	504,090	Barclays Capital Group
13,200	11/23/18	1.741%	3 month LIBOR(1)	151,232	—	151,232	Deutsche Bank AG
19,265	11/29/18	1.758%	3 month LIBOR(1)	225,751	—	225,751	Citigroup Global Markets
25,755	12/05/18	1.813%	3 month LIBOR(2)	(353,154)	—	(353,154)	Barclays Capital Group
2,270	12/19/18	1.668%	3 month LIBOR(1)	14,349	—	14,349	Barclays Capital Group
8,710	12/22/18	1.693%	3 month LIBOR(1)	62,401	—	62,401	Barclays Capital Group
44,500	12/31/18	2.808%	3 month LIBOR(1)	6,288,163	—	6,288,163	JPMorgan Chase
6,800	12/31/18	3.376%	3 month LIBOR(1)	1,368,578	—	1,368,578	Citigroup Global Markets
2,950	03/22/19	1.980%	3 month LIBOR(1)	66,046	—	66,046	Bank of Nova Scotia
2,900	04/13/19	1.638%	3 month LIBOR(1)	9,575	—	9,575	Bank of Nova Scotia
9,150	05/23/19	1.450%	3 month LIBOR(1)	(81,231)	—	(81,231)	Bank of Nova Scotia
10,750	06/07/19	1.393%	3 month LIBOR(1)	(137,935)	—	(137,935)	Bank of Nova Scotia
1,850	06/07/19	1.338%	3 month LIBOR(1)	(28,693)	—	(28,693)	Bank of Nova Scotia
13,910	07/23/19	1.220%	3 month LIBOR(2)	267,193	—	267,193	Bank of Nova Scotia
5,000	08/08/19	1.271%	3 month LIBOR(2)	88,781	—	88,781	Credit Suisse First Boston Corp.
1,660	11/15/19	4.546%	3 month LIBOR(2)	(771,753)	—	(771,753)	Deutsche Bank AG
3,300	11/28/19	1.208%	3 month LIBOR(2)	100,822	—	100,822	Barclays Capital Group
3,300	02/26/20	1.487%	3 month LIBOR(2)	53,173	—	53,173	Barclays Capital Group
2,800	04/04/20	1.455%	3 month LIBOR(2)	60,571	—	60,571	Barclays Capital Group
1,548	05/15/21	4.419%	3 month LIBOR(2)	(722,398)	—	(722,398)	Deutsche Bank AG
1,543	05/15/21	4.446%	3 month LIBOR(2)	(727,681)	—	(727,681)	Deutsche Bank AG
8,400	09/06/21	2.226%	3 month LIBOR(1)	73,000	—	73,000	UBS AG
8,030	09/14/21	2.160%	3 month LIBOR(1)	26,605	—	26,605	Barclays Capital Group
1,310	09/16/21	2.213%	3 month LIBOR(1)	8,998	—	8,998	Barclays Capital Group
2,580	09/22/21	2.158%	3 month LIBOR(1)	6,328	—	6,328	Barclays Capital Group
1,250	10/03/21	2.188%	3 month LIBOR(1)	3,710	—	3,710	Barclays Capital Group
1,575	10/06/21	2.060%	3 month LIBOR(2)	9,996	—	9,996	UBS AG
6,395	10/14/21	2.405%	3 month LIBOR(1)	111,682	—	111,682	UBS AG
5,300	01/19/22	2.015%	3 month LIBOR(2)	49,327	—	49,327	Bank of Nova Scotia
2,950	01/24/22	2.113%	3 month LIBOR(2)	7,029	—	7,029	Bank of Nova Scotia
3,700	08/10/22	1.758%	3 month LIBOR(2)	144,402	—	144,402	Bank of Nova Scotia
6,300	09/11/22	1.833%	3 month LIBOR(2)	225,788	—	225,788	Bank of Nova Scotia
2,700	10/16/22	1.723%	3 month LIBOR(1)	(130,347)	—	(130,347)	Barclays Capital Group
3,300	10/25/22	1.801%	3 month LIBOR(1)	(141,142)	—	(141,142)	Credit Suisse First Boston Corp.
24,600	11/15/22	1.639%	3 month LIBOR(2)	1,413,661	—	1,413,661	Barclays Capital Group
1,300	03/21/23	2.038%	3 month LIBOR(2)	35,800	—	35,800	Barclays Capital Group

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued)
725	02/14/27	2.503%	3 month LIBOR(1)	$(21,968)	$—	$(21,968)	Barclays Capital Group
1,600	12/28/27	2.353%	3 month LIBOR(1)	(105,535)	—	(105,535)	Barclays Capital Group
1,450	09/06/41	3.110%	3 month LIBOR(2)	34,364	—	34,364	UBS AG
1,450	09/06/41	3.028%	3 month LIBOR(2)	57,350	—	57,350	UBS AG

				$12,115,408	$—	$12,115,408

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3 month LIBOR(1)	$150	$—	$(150)
17,200	06/27/16	0.853%	3 month LIBOR(1)	193	95,120	94,927
6,923	08/02/18	1.614%	3 month LIBOR(2)	—	(56,076)	(56,076)
5,750	08/21/18	1.781%	3 month LIBOR(1)	176	82,129	81,953
6,050	08/22/18	1.745%	3 month LIBOR(1)	177	77,347	77,170
8,250	10/25/18	1.434%	3 month LIBOR(2)	187	19,219	19,032
14,395	11/30/18	1.625%	3 month LIBOR(2)	(14,505)	(14,533)	(28)
20,900	06/03/19	1.614%	3 month LIBOR(2)	244	61,287	61,043
4,900	06/17/20	1.836%	3 month LIBOR(1)	179	(31,330)	(31,509)
8,900	07/02/20	2.143%	3 month LIBOR(2)	204	(95,321)	(95,525)
8,100	10/22/20	2.113%	3 month LIBOR(2)	199	(41,316)	(41,515)
12,250	05/15/21	2.375%	3 month LIBOR(2)	(93,547)	(119,452)	(25,905)
4,200	06/03/21	2.105%	3 month LIBOR(2)	175	14,093	13,918
4,150	09/23/23	2.855%	3 month LIBOR(2)	183	(117,011)	(117,194)

				$(105,985)	$(125,844)	$(19,859)

A U.S. Government Agency obligation with a market value of $1,138,917 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at June 30, 2014.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$21,933,840	$—
Commercial Mortgage-Backed Securities	—	32,700,883	—
Corporate Bonds	—	40,739,229	—
Municipal Bond	—	259,498	—
Non-Corporate Foreign Agencies	—	11,914,228	—
Sovereigns	—	12,685,274	—
U.S. Government Agency Obligations	—	50,837,384	—
U.S. Treasury Obligations	—	3,751,444	—
Affiliated Money Market Mutual Fund	20,601,698	—	—
Option Purchased	—	93,644	—
Other Financial Instruments*
Futures Contracts	85,502	—	—
Interest Rate Swaps	—	12,095,549	—

Total	$20,687,200	$187,010,973	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

U.S. Government Agency Obligations	27.3%
Commercial Mortgage-Backed Securities	17.5
Non-Residential Mortgage-Backed Securities	11.8
Affiliated Money Market Mutual Fund (including 11.0% of collateral for securities on loan)	11.0
Banking	10.0
Sovereigns	6.8
Non-Corporate Foreign Agencies	6.4
U.S. Treasury Obligations	2.0
Telecommunications	1.8
Capital Goods	1.7
Insurance	1.4
Technology	1.1
Non-Captive Finance	0.9
Healthcare & Pharmaceutical	0.8
Energy – Integrated	0.8
Pipelines & Other	0.7

Healthcare Insurance	0.5%
Retailers	0.5
Media & Entertainment	0.4
Electric	0.3
Railroads	0.3
Cable	0.2
Tobacco	0.2
Foods	0.1
Energy – Other	0.1
Municipal Bonds	0.1
Option Purchased	0.1

104.8
Liabilities in excess of other assets	(4.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$449,774	*	Due to broker-variation margin	$384,131	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	18,225,256		Unrealized depreciation on over-the-counter swap agreements	6,109,848
Interest rate contracts	Unaffiliated investments	93,644		—	—

Total		$18,768,674			$6,493,979

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$(37,550)	$35,824	$(321,066)	$2,722,280	$2,399,488

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Swaps	Total
Interest rate contracts	$31,736	$(464,541)	$(697,768)	$(1,130,573)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts — Long Positions(3)	Futures Contracts — Short Positions(3)	Interest Rate Swap Agreements(4)
$99,127	$18,819	$16,535,488	$74,468,482	$1,088,217,152

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Bank of America	$260,259	$—	$(280,540)	$—
Bank of Nova Scotia	905,245	(824,625)	(163,216)	—
Barclays Capital Group	7,707,972	(2,827,834)	(4,831,512)	48,626
Citigroup Global Markets	1,687,973	(94,415)	(1,449,177)	144,381
Credit Suisse First Boston Corp.	122,652	(122,652)	—	—
Deutsche Bank AG	151,232	(151,232)	—	—
JPMorgan Chase	6,501,009	—	(7,390,435)	—
UBS AG	982,558	—	(952,513)	30,045

	$18,318,900

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$—	$—	$—	$—
Bank of Nova Scotia	(824,625)	824,625	—	—
Barclays Capital Group	(2,827,834)	2,827,834	—	—
Citigroup Global Markets	(94,415)	94,415	—	—
Credit Suisse First Boston Corp.	(141,142)	122,652	—	(18,490)
Deutsche Bank AG	(2,221,832)	151,232	2,302,792	—
JPMorgan Chase	—	—	—	—
UBS AG	—	—	—	—

	$(6,109,848)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BOND PORTFOLIO 2018 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $20,198,404:
Unaffiliated investments (cost $173,581,477)	$174,915,424
Affiliated investments (cost $20,601,698)	20,601,698
Unrealized appreciation on over-the-counter swap agreements	18,225,256
Receivable for investments sold	2,301,367
Dividends and interest receivable	811,620
Prepaid expenses	532

Total Assets	216,855,897

LIABILITIES:
Payable to broker for collateral for securities on loan	20,601,698
Unrealized depreciation on over-the-counter swap agreements	6,109,848
Payable for fund share repurchased	1,357,419
Payable for investments purchased	999,980
Loan payable	728,000
Payable to custodian	348,843
Advisory fees payable	100,144
Accrued expenses and other liabilities	57,097
Due to broker—variation margin	34,135
Distribution fee payable	2,062
Affiliated transfer agent fee payable	365

Total Liabilities	30,339,591

NET ASSETS	$186,516,306

Net assets were comprised of:
Paid-in capital	$113,623,446
Retained earnings	72,892,860

Net assets, June 30, 2014	$186,516,306

Net asset value and redemption price per share, $186,516,306 / 15,162,977 outstanding shares of beneficial interest	$12.30

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income (net of $10,964 foreign withholding tax)	$2,262,403
Affiliated income from securities lending, net	7,050
Affiliated dividend income	1,118

2,270,571

EXPENSES
Advisory fees	680,292
Distribution fee	107,384
Custodian and accounting fees	42,000
Audit fee	21,000
Trustees’ fees	7,000
Commitment fee on syndicated credit agreement	5,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Insurance expenses	3,000
Loan interest expense	601
Miscellaneous	6,966

Total expenses	886,243

NET INVESTMENT INCOME	1,384,328

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(45,512)
Futures transactions	(321,066)
Swap agreement transactions	2,722,280
Options written transactions	35,824

2,391,526

Net change in unrealized appreciation (depreciation) on:
Investments	2,782,604
Futures	(464,541)
Swap agreements	(697,768)

1,620,295

NET GAIN ON INVESTMENTS	4,011,821

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,396,149

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,384,328	$3,672,592
Net realized gain on investment transactions	2,391,526	19,379,544
Net change in unrealized appreciation (depreciation) on investments	1,620,295	(33,841,606)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,396,149	(10,789,470)

FUND SHARE TRANSACTIONS:
Fund share sold [224,601 and 9,951,226 shares, respectively]	2,732,184	119,625,787
Fund share repurchased [5,762,674 and 30,793,504 shares, respectively]	(70,343,445)	(375,729,001)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(67,611,261)	(256,103,214)

TOTAL DECREASE IN NET ASSETS	(62,215,112)	(266,892,684)
NET ASSETS:
Beginning of period	248,731,418	515,624,102

End of period	$186,516,306	$248,731,418

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 91.0% ASSET-BACKED SECURITIES — 14.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-2, Class A3	0.740%		04/15/16	88	$88,604
American Express Credit Account Master Trust, Series 2012-3, Class A	0.302%	(c)	03/15/18	600	600,344
American Express Credit Account Master Trust, Series 2014-1, Class A	0.522%	(c)	12/15/21	500	500,732
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.433%	(c)	10/10/17	400	400,036
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	500	505,492
BA Credit Card Trust, Series 2014-A2, Class A	0.422%	(c)	09/16/19	500	500,424
Bank of America Auto Trust, Series 2012-1, Class A3	0.780%		06/15/16	122	122,005
CarMax Auto Owner Trust, Series 2012-1, Class A3	0.890%		09/15/16	157	157,829
Chase Issuance Trust, Series 2007-C1, Class C1	0.612%	(c)	04/15/19	900	893,119
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	600	601,759
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.624%	(c)	03/24/17	500	499,830
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.291%	(c)	12/17/18	1,000	997,517
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3	1.110%		07/23/18	500	502,951
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.352%	(c)	01/16/18	800	800,422
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	300	306,915
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	376	375,938
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.532%	(c)	01/15/18	700	701,334
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.553%	(c)	04/20/18	800	802,297
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	800	802,875
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.452%	(c)	02/15/18	950	950,470
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.522%	(c)	06/15/17	300	300,247
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/20/15	545	545,589
World Omni Auto Receivables Trust, Series 2012-B, Class A2	0.430%		11/16/15	65	65,392

TOTAL ASSET-BACKED SECURITIES (cost $11,730,434)					12,022,121

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.3%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45	22	21,828
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	1,400	1,438,422
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	191	192,671
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	3.061%		12/15/47	80	82,717

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799%		08/10/42	600	$605,279
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%		04/10/37	1,600	1,657,608
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	229	232,361
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	900	913,529
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	1,600	1,631,614
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	5.014%	(c)	02/15/38	907	914,447
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	5.100%	(c)	08/15/38	490	504,767
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	145	155,528
GE Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	176	175,653
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	200	211,306
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	1,000	1,084,345
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4	5.405%	(c)	12/15/44	1,600	1,673,138
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.976%	(c)	06/15/49	52	51,609
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	900	905,906
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%	(c)	07/12/38	500	517,220
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.651%	(c)	02/12/39	146	154,132
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	1,000	1,076,133
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	620	640,935
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	1,000	1,035,183
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	128	138,708
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.140%	(c)	02/15/51	380	415,810

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $16,797,628)					16,430,849

CORPORATE BONDS — 16.2%
Aerospace & Defense — 0.1%
Precision Castparts Corp., Sr. Unsec’d. Notes	2.500%		01/15/23	100	95,778

Automotive — 0.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	240	245,162

Banking — 9.1%
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	250	252,941
Bank of America Corp., Sr. Unsec’d. Notes(h)	5.700%		01/24/22	325	377,124
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.500%		04/01/15	205	211,115

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%	10/29/15	2,515	$2,555,466
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	6.750%	05/22/19	165	198,703
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%	01/14/22	300	326,101
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%	05/22/19	150	191,729
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	740	744,408
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(h)	5.750%	01/24/22	300	347,155
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%	03/15/20	35	39,647
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	03/30/22	200	212,779
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	275	276,255
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	6.300%	04/23/19	175	206,906
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%	07/28/21	375	430,810
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%	04/28/15	245	256,394
PNC Bank NA, Sub. Notes(h)	2.950%	01/30/23	250	244,679
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	6.125%	01/11/21	60	70,581
Wachovia Corp., Sr. Unsec’d. Notes, MTN(h)	5.750%	02/01/18	675	772,737

				7,715,530

Cable — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	130	128,906

Capital Goods — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	60	65,252

Chemicals — 1.1%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	45	44,113
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	225	277,143
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	200	196,704
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	350	394,792

				912,752

Electric — 0.1%
Duke Energy Progress, Inc., First Mortgage	5.300%	01/15/19	100	114,383

Energy – Integrated — 0.8%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.375%	05/10/18	250	247,674
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	350	406,198

				653,872

Energy – Other — 0.1%
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	4.100%	02/01/21	60	65,423
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	30	33,601

				99,024

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	6.500%	09/15/18	190	224,633

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance — 0.6%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	60	$68,495
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	190	236,368
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	200	195,575

				500,438

Media & Entertainment — 0.1%
Viacom, Inc., Sr. Unsec’d. Notes (original cost $93,122; purchased 02/15/11)(f)(g)	4.500%	03/01/21	95	103,686

Non-Captive Finance — 0.4%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	200	198,430
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	150	177,682

				376,112

Pipelines & Other — 0.5%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	125	159,867
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	250	272,325

				432,192

Retailers — 0.4%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	4.125%	02/01/19	305	336,329

Technology — 1.1%
Apple, Inc., Sr. Unsec’d. Notes(h)	1.000%	05/03/18	760	743,247
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	180	204,222

				947,469

Telecommunications — 0.7%
AT&T, Inc., Sr. Unsec’d. Notes(h)	3.875%	08/15/21	110	117,024
Verizon Communications, Inc., Sr. Unsec’d. Notes(h)	3.650%	09/14/18	480	513,351

				630,375

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	131	171,653

TOTAL CORPORATE BONDS (cost $13,466,503)				13,753,546

MUNICIPAL BOND — 0.2%
California
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $125,772)	5.450%	04/01/15	125	129,749

NON-CORPORATE FOREIGN AGENCIES — 5.0%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	1,060	1,074,317
Export Development Canada (Canada), Sr. Unsec’d. Notes	1.500%	10/03/18	1,140	1,141,015
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	08/17/15	1,540	1,544,769

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

NON-CORPORATE FOREIGN AGENCIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%		05/23/18	402	$397,467
Statoil ASA (Norway), Gtd. Notes	5.250%		04/15/19	100	114,811

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $4,225,101)					4,272,379

SOVEREIGNS — 6.0%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	300	300,366
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%		09/15/14	500	502,591
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%		02/14/17	800	801,921
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	2.375%		09/10/14	400	401,496
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%		05/22/15	300	301,057
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	200	199,709
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	300	309,251
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	300	300,391
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	300	299,841
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	1,180	1,119,138
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%		03/06/18	500	534,320

TOTAL SOVEREIGNS (cost $5,126,200)					5,070,081

U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.4%
Federal Home Loan Banks(k)	0.375%		08/28/15	880	881,906
Federal Home Loan Banks	1.000%		06/21/17	1,960	1,966,486
Federal Home Loan Mortgage Corp.(h)	1.750%		05/30/19	4,245	4,260,936
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	510	508,996
Federal National Mortgage Assoc.(h)	0.500%		07/02/15	3,245	3,255,511
Federal National Mortgage Assoc.	0.875%		05/21/18	155	152,398
Federal National Mortgage Assoc.	1.750%		06/20/19	685	686,580
Federal National Mortgage Assoc.	1.875%		02/19/19	215	217,872
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes	2.224%	(s)	09/26/19	705	635,567
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	1.820%	(s)	09/15/20	8,785	7,584,943
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.427%	(s)	03/15/22	95	76,971
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.391%	(s)	03/15/20	1,000	880,830
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	450	549,029
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.631%	(s)	07/15/20	1,865	1,634,464

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $23,327,703)					23,292,489

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS — 2.8%	Interest Rate		Maturity Date	Principal Amount	Value (Note 2)
U.S. Treasury Bonds	3.625%		02/15/44	95	$100,255
U.S. Treasury Notes(h)	0.875%		07/31/19	470	451,934
U.S. Treasury Notes	1.500%		05/31/19	95	94,525
U.S. Treasury Notes	1.625%		04/30/19-06/30/19	820	820,056
U.S. Treasury Notes	2.125%		06/30/21	395	394,938
U.S. Treasury Notes	2.500%		05/15/24	370	369,480
U.S. Treasury Strips Coupon	2.749%	(s)	02/15/25	150	111,569

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,327,582)					2,342,757

TOTAL LONG-TERM INVESTMENTS (cost $77,126,923)					77,313,971

				Shares
SHORT-TERM INVESTMENTS — 0.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 0.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $568,662)(w)(Note 4)				568,662	568,662

			Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Option
Interest Rate Swap Option,
Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $44,169)			Citigroup Global Markets	3,480	43,801

TOTAL SHORT-TERM INVESTMENTS (cost $612,831)					612,463

TOTAL INVESTMENTS — 91.7% (cost $77,739,754)					77,926,434
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES(x) — 8.3%					7,050,054

NET ASSETS — 100.0%					$84,976,488

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
FHLMC	Federal Home Loan Mortgage Corporation
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
USAID	United States Agency for International Development

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(f)	Indicates a restricted security; the aggregate cost of such security is $93,122. The aggregate value of $103,686 is approximately 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
18	5 Year U.S. Treasury Notes	Sep. 2014	$2,139,955	$2,150,297	$10,342
84	10 Year U.S. Treasury Notes	Sep. 2014	10,498,619	10,514,437	15,818

					26,160

Short Positions:
64	2 Year U.S. Treasury Notes	Sep. 2014	14,056,346	14,054,000	2,346
8	U.S. Long Bonds	Sep. 2014	1,095,739	1,097,500	(1,761)
3	U.S. Ultra Bonds	Sep. 2014	449,464	449,812	(348)

					237

					$26,397

(1)	A U.S. Government Agency obligation with a market value of $240,828 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
400	09/12/14	0.656%	3 month LIBOR(2)	$(1,079)	$—	$(1,079)	Barclays Capital Group
600	09/19/14	0.669%	3 month LIBOR(2)	(1,657)	—	(1,657)	JPMorgan Chase
500	10/28/14	0.816%	3 month LIBOR(2)	(1,434)	—	(1,434)	Barclays Capital Group
2,000	08/08/15	0.528%	3 month LIBOR(2)	(8,380)	—	(8,380)	Credit Suisse First Boston Corp.
1,550	08/20/15	0.615%	3 month LIBOR(2)	(8,364)	—	(8,364)	Bank of Nova Scotia
465	03/22/16	0.535%	3 month LIBOR(2)	(1,144)	—	(1,144)	Citigroup Global Markets
460	08/04/16	1.528%	3 month LIBOR(2)	(11,445)	—	(11,445)	Citigroup Global Markets
250	12/30/16	1.328%	3 month LIBOR(1)	3,410	—	3,410	Citigroup Global Markets
2,750	01/03/17	1.273%	3 month LIBOR(1)	49,107	—	49,107	Citigroup Global Markets
390	01/03/17	1.311%	3 month LIBOR(2)	(7,416)	—	(7,416)	Citigroup Global Markets
2,100	12/11/17	0.734%	3 month LIBOR(2)	30,464	—	30,464	Barclays Capital Group
3,500	01/15/18	0.915%	3 month LIBOR(2)	22,990	—	22,990	Barclays Capital Group
2,000	03/06/18	0.903%	3 month LIBOR(2)	20,602	—	20,602	Barclays Capital Group
700	03/13/18	1.044%	3 month LIBOR(2)	3,629	—	3,629	Barclays Capital Group
1,500	03/18/18	1.053%	3 month LIBOR(2)	7,806	—	7,806	Barclays Capital Group
2,200	03/27/18	1.003%	3 month LIBOR(2)	17,009	—	17,009	Barclays Capital Group
1,120	05/15/18	2.318%	3 month LIBOR(1)	45,064	—	45,064	JPMorgan Chase
402	05/17/18	0.989%	3 month LIBOR(2)	4,928	—	4,928	Credit Suisse First Boston Corp.
1,500	08/22/18	1.665%	3 month LIBOR(2)	(23,019)	—	(23,019)	JPMorgan Chase
600	09/01/18	1.820%	3 month LIBOR(2)	(12,884)	—	(12,884)	Citigroup Global Markets
845	10/03/18	1.745%	3 month LIBOR(1)	12,994	—	12,994	UBS AG
460	11/08/18	1.738%	3 month LIBOR(2)	(5,700)	—	(5,700)	Citigroup Global Markets
1,070	01/12/19	1.699%	3 month LIBOR(2)	(14,734)	—	(14,734)	Citigroup Global Markets
3,075	07/23/19	1.220%	3 month LIBOR(2)	59,067	—	59,067	Bank of Nova Scotia
2,250	10/03/19	1.199%	3 month LIBOR(1)	(59,671)	—	(59,671)	Citigroup Global Markets
957	11/15/19	4.546%	3 month LIBOR(2)	(444,739)	—	(444,739)	Deutsche Bank AG
79,000	12/31/19	1.891%	3 month LIBOR(1)	3,610,146	—	3,610,146	Bank of America
13,905	12/31/19	3.018%	3 month LIBOR(2)	(2,212,737)	—	(2,212,737)	UBS AG
10,965	12/31/19	3.538%	3 month LIBOR(1)	2,525,194	—	2,525,194	JPMorgan Chase
10,600	12/31/19	4.137%	3 month LIBOR(1)	4,234,892	—	4,234,892	JPMorgan Chase
670	12/31/19	2.005%	3 month LIBOR(2)	(36,112)	—	(36,112)	Bank of America
1,700	02/22/20	1.550%	3 month LIBOR(2)	20,729	—	20,729	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued)
1,900	04/16/20	1.359%	3 month LIBOR(2)	$53,423	$—	$53,423	JPMorgan Chase
900	04/18/20	1.346%	3 month LIBOR(2)	26,197	—	26,197	JPMorgan Chase
957	05/15/20	4.246%	3 month LIBOR(2)	(405,700)	—	(405,700)	Deutsche Bank AG
7,865	09/15/20	1.583%	3 month LIBOR(2)	160,343	—	160,343	UBS AG
460	10/01/20	2.523%	3 month LIBOR(2)	(16,715)	—	(16,715)	UBS AG
892	05/15/21	4.419%	3 month LIBOR(2)	(416,297)	—	(416,297)	Deutsche Bank AG
889	05/15/21	4.446%	3 month LIBOR(2)	(419,342)	—	(419,342)	Deutsche Bank AG
450	08/11/21	2.570%	3 month LIBOR(1)	15,956	—	15,956	Hong Kong & Shanghai Bank
7,375	08/15/21	2.395%	3 month LIBOR(1)	166,647	—	166,647	JPMorgan Chase
850	08/24/21	2.253%	3 month LIBOR(1)	9,926	—	9,926	Bank of America
360	08/24/21	2.255%	3 month LIBOR(1)	4,268	—	4,268	Citigroup Global Markets
310	09/09/21	2.205%	3 month LIBOR(2)	(2,146)	—	(2,146)	Barclays Capital Group
280	09/21/21	2.170%	3 month LIBOR(2)	(962)	—	(962)	Barclays Capital Group
105	09/27/21	1.933%	3 month LIBOR(1)	(1,472)	—	(1,472)	Citigroup Global Markets
140	10/04/21	2.108%	3 month LIBOR(1)	(387)	—	(387)	Citigroup Global Markets
360	10/06/21	2.038%	3 month LIBOR(2)	2,850	—	2,850	Citigroup Global Markets
830	10/19/21	2.358%	3 month LIBOR(2)	(11,334)	—	(11,334)	Barclays Capital Group
290	11/01/21	2.483%	3 month LIBOR(2)	(6,177)	—	(6,177)	Barclays Capital Group
150	11/30/21	2.229%	3 month LIBOR(1)	116	—	116	JPMorgan Chase
915	12/05/21	2.271%	3 month LIBOR(2)	(2,966)	—	(2,966)	Barclays Capital Group
330	12/06/21	2.238%	3 month LIBOR(2)	(269)	—	(269)	Barclays Capital Group
270	12/23/21	2.090%	3 month LIBOR(2)	2,994	—	2,994	Barclays Capital Group
470	12/28/21	2.118%	3 month LIBOR(2)	4,503	—	4,503	Barclays Capital Group
13,500	01/13/22	1.690%	3 month LIBOR(2)	450,141	—	450,141	Bank of Nova Scotia
4,600	01/13/22	1.605%	3 month LIBOR(1)	(183,291)	—	(183,291)	Bank of Nova Scotia
325	02/02/22	1.914%	3 month LIBOR(2)	5,880	—	5,880	Citigroup Global Markets
200	02/21/22	2.105%	3 month LIBOR(2)	1,105	—	1,105	JPMorgan Chase
135	02/21/22	2.100%	3 month LIBOR(2)	797	—	797	JPMorgan Chase
205	02/23/22	2.117%	3 month LIBOR(2)	982	—	982	JPMorgan Chase
800	03/28/22	2.350%	3 month LIBOR(1)	7,936	—	7,936	Barclays Capital Group
750	08/29/22	1.777%	3 month LIBOR(2)	29,272	—	29,272	Citigroup Global Markets
750	09/25/22	1.785%	3 month LIBOR(1)	(30,721)	—	(30,721)	Barclays Capital Group
700	10/12/22	1.741%	3 month LIBOR(1)	(32,466)	—	(32,466)	Barclays Capital Group
1,100	03/21/23	2.038%	3 month LIBOR(2)	30,292	—	30,292	Barclays Capital Group
1,200	05/08/23	1.815%	3 month LIBOR(2)	61,245	—	61,245	Barclays Capital Group
1,135	09/30/26	2.628%	3 month LIBOR(1)	(17,184)	—	(17,184)	Citigroup Global Markets
700	12/28/27	2.353%	3 month LIBOR(1)	(46,171)	—	(46,171)	Barclays Capital Group
160	09/06/41	3.110%	3 month LIBOR(2)	3,792	—	3,792	UBS AG
160	09/06/41	3.028%	3 month LIBOR(2)	6,328	—	6,328	UBS AG

				$7,268,909	$—	$7,268,909

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3 month LIBOR(1)	$150	$—	$(150)
2,490	08/02/18	1.614%	3 month LIBOR(2)	—	(20,169)	(20,169)
2,600	08/06/18	1.693%	3 month LIBOR(1)	—	28,924	28,924
1,950	09/18/18	1.724%	3 month LIBOR(2)	159	(21,647)	(21,806)
6,525	11/30/18	1.625%	3 month LIBOR(2)	(8,162)	(6,588)	1,574
17,750	06/03/19	1.614%	3 month LIBOR(2)	230	52,050	51,820
2,500	06/13/20	1.923%	3 month LIBOR(1)	—	(3,419)	(3,419)
3,300	06/17/20	1.836%	3 month LIBOR(1)	—	(21,100)	(21,100)
11,800	06/27/20	2.200%	3 month LIBOR(1)	—	166,446	166,446
7,700	07/02/20	2.143%	3 month LIBOR(2)	—	(82,468)	(82,468)
3,200	07/10/20	2.401%	3 month LIBOR(1)	—	81,251	81,251
2,350	08/20/20	2.368%	3 month LIBOR(1)	164	52,394	52,230

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements (continued)
2,500	08/21/20	2.440%	3 month LIBOR(1)	$129	$66,283	$66,154
5,450	08/22/20	2.410%	3 month LIBOR(1)	(183)	134,406	134,589
3,850	10/22/20	2.113%	3 month LIBOR(2)	173	(19,638)	(19,811)
5,500	10/25/20	2.054%	3 month LIBOR(2)	183	(7,832)	(8,015)
5,850	05/15/21	2.375%	3 month LIBOR(2)	(44,357)	(57,045)	(12,688)
4,050	06/03/21	2.105%	3 month LIBOR(2)	174	13,589	13,415
8,250	09/23/23	2.855%	3 month LIBOR(2)	216	(232,611)	(232,827)
1,650	12/17/23	2.932%	3 month LIBOR(1)	163	54,345	54,182
550	03/31/44	3.474%	3 month LIBOR(1)	160	18,257	18,097

				$(50,801)	$195,428	$246,229

A U.S. Government Agency obligation with a market value of $502,863 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at June 30, 2014.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$12,022,121	$—
Commercial Mortgage-Backed Securities	—	16,430,849	—
Corporate Bonds	—	13,753,546	—
Municipal Bond	—	129,749	—
Non-Corporate Foreign Agencies	—	4,272,379	—
Sovereigns	—	5,070,081	—
U.S. Government Agency Obligations	—	23,292,489	—
U.S. Treasury Obligations	—	2,342,757	—
Affiliated Money Market Mutual Fund	568,662	—	—
Option Purchased	—	43,801	—
Other Financial Instruments*
Futures Contracts	26,397	—	—
Interest Rate Swaps	—	7,515,138	—

Total	$595,059	$84,872,910	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 were as follows:

U.S. Government Agency Obligations	27.4%
Commercial Mortgage-Backed Securities	19.3
Non-Residential Mortgage-Backed Securities	14.1
Banking	9.1
Sovereigns	6.0
Non-Corporate Foreign Agencies	5.0
U.S. Treasury Obligations	2.8
Technology	1.1
Chemicals	1.1
Energy – Integrated	0.8
Telecommunications	0.7
Affiliated Money Market Mutual Fund	0.7
Insurance	0.6
Pipelines & Other	0.5
Non-Captive Finance	0.4

Retailers	0.4%
Automotive	0.3
Healthcare Insurance	0.3
Tobacco	0.2
Municipal Bonds	0.2
Cable	0.2
Electric	0.1
Media & Entertainment	0.1
Energy – Other	0.1
Aerospace & Defense	0.1
Capital Goods	0.1

91.7
Other assets in excess of liabilities	8.3

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$697,188	*	Due from broker — variation margin	$424,562	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	11,713,024		Unrealized depreciation on over-the-counter swap agreements	4,444,115
Interest rate contracts	Unaffiliated investments	43,801		—	—

Total		$12,454,013			$4,868,677

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$(18,505)	$17,132	$(490,891)	$(772,819)	$(1,265,083)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Swaps	Total
Interest rate contracts	$15,112	$(297,761)	$3,070,630	$2,787,981

*	Included in net change unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts – Long Positions(3)	Futures Contracts – Short Positions(3)	Interest Rate Swap Agreements(4)
$46,726	$9,058	$6,177,724	$40,059,745	$315,907,000

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

The Portfolio invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$3,620,072	$(36,112)	$(3,756,055)	$—
Bank of Nova Scotia	509,208	(191,655)	(276,301)	41,252
Barclays Capital Group	209,470	(135,725)	—	73,745
Citigroup Global Markets	159,317	(132,037)	—	27,280
Credit Suisse First Boston Corp.	4,928	(4,928)	—	—
Deutsche Bank AG	—	—	—	—
Hong Kong & Shanghai Bank	15,956	—	—	15,956
JPMorgan Chase	7,054,417	(24,676)	(7,368,412)	—
UBS AG	183,457	(183,457)	—	—

	$11,756,825

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(36,112)	$36,112	$—	$—
Bank of Nova Scotia	(191,655)	191,655	—	—
Barclays Capital Group.	(135,725)	135,725	—	—
Citigroup Global Markets	(132,037)	132,037	—	—
Credit Suisse First Boston Corp.	(8,380)	4,928	—	(3,452)
Deutsche Bank AG	(1,686,078)	—	1,820,665	—
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase	(24,676)	24,676	—	—
UBS AG	(2,229,452)	183,457	2,178,608	—

	$(4,444,115)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BOND PORTFOLIO 2019 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Unaffiliated investments (cost $77,171,092)	$77,357,772
Affiliated investments (cost $568,662)	568,662
Cash	16,595
Unrealized appreciation on over-the-counter swap agreements	11,713,024
Dividends and interest receivable	295,568
Prepaid expenses	245

Total Assets	89,951,866

LIABILITIES:
Unrealized depreciation on over-the-counter swap agreements	4,444,115
Payable for fund share repurchased	412,828
Accrued expenses and other liabilities	48,135
Advisory fees payable	45,240
Due to broker—variation margin	17,562
Distribution fee payable	7,133
Affiliated transfer agent fee payable	365

Total Liabilities	4,975,378

NET ASSETS	$84,976,488

Net assets were comprised of:
Paid-in capital	$79,118,161
Retained earnings	5,858,327

Net assets, June 30, 2014	$84,976,488

Net asset value and redemption price per share, $84,976,488 / 8,355,886 outstanding shares of beneficial interest	$10.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$943,827
Affiliated dividend income	2,875

946,702

EXPENSES
Advisory fees	315,665
Distribution fee	49,828
Custodian and accounting fees	40,000
Audit fee	21,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	1,000
Insurance expenses	1,000
Loan interest expense	293
Miscellaneous	5,894

Total expenses	451,680

NET INVESTMENT INCOME	495,022

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(125,767)
Futures transactions	(490,891)
Swap agreement transactions	(772,819)
Options written transactions	17,132

(1,372,345)

Net change in unrealized appreciation (depreciation) on:
Investments	1,530,999
Futures	(297,761)
Swap agreements	3,070,630

4,303,868

NET GAIN ON INVESTMENTS	2,931,523

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,426,545

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$495,022	$1,221,745
Net realized loss on investment transactions	(1,372,345)	(97,748)
Net change in unrealized appreciation (depreciation) on investments	4,303,868	(7,494,773)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,426,545	(6,370,776)

FUND SHARE TRANSACTIONS:
Fund share sold [185,825 and 10,103,389 shares, respectively]	1,864,080	99,666,125
Fund share repurchased [3,662,913 and 17,494,934 shares, respectively]	(36,833,979)	(175,743,700)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(34,969,899)	(76,077,575)

TOTAL DECREASE IN NET ASSETS	(31,543,354)	(82,448,351)
NET ASSETS:
Beginning of period	116,519,842	198,968,193

End of period	$84,976,488	$116,519,842

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 98.8% ASSET-BACKED SECURITIES — 13.7%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2013-1, Class A2	0.460%		10/15/15	261	$260,606
American Express Credit Account Master Trust, Series 2013-1, Class A	0.572%	(c)	02/16/21	1,800	1,805,056
American Express Credit Account Master Trust, Series 2014-1, Class A	0.522%		12/15/21	1,000	1,001,465
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	0.740%		11/08/16	345	345,416
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.433%		10/10/17	500	500,044
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	1,000	1,010,984
BA Credit Card Trust, Series 2014-A2, Class A	0.422%		09/16/19	1,000	1,000,847
CarMax Auto Owner Trust, Series 2013-1, Class A2	0.420%		03/15/16	53	53,443
CarMax Auto Owner Trust, Series 2013-2, Class A2	0.420%		06/15/16	245	245,487
Chase Issuance Trust, Series 2007-C1, Class C1	0.612%	(c)	04/15/19	1,200	1,190,825
Chase Issuance Trust, Series 2012-A5, Class A5	0.590%		08/15/17	500	500,747
Chase Issuance Trust, Series 2014-A1, Class A	1.150%		01/15/19	1,400	1,404,103
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.624%	(c)	03/24/17	1,100	1,099,626
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	500	567,889
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.020%		02/22/19	1,000	999,492
Discover Card Execution Note Trust, Series 2013-A3, Class A3	0.332%	(c)	10/15/18	800	799,957
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	485	487,580
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	1,200	1,199,994
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	200	204,610
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570%		10/15/17	700	700,933
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	400	403,586
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.553%	(c)	04/20/18	1,005	1,007,885
GE Equipment Small Ticket LLC, Series 2012-1A, Class A3, 144A	1.040%		09/21/15	379	379,699
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	0.730%		01/25/16	448	448,704
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	400	400,474
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	1,000	1,003,594
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2	0.490%		06/15/15	210	210,209
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, 144A	0.690%		05/09/16	474	474,776
Nissan Auto Lease, Series 2013-A, Class A2B	0.282%	(c)	09/15/15	633	633,381
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.452%	(c)	02/15/18	200	200,099

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2	0.890%		09/15/16	176	$176,370
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.522%	(c)	06/15/17	700	700,575
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/20/15	681	681,986
World Omni Auto Receivables Trust, Series 2013-A3, Class A3	0.640%		04/16/18	1,000	1,001,430

TOTAL ASSET-BACKED SECURITIES (cost $23,091,343)					23,101,872

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.7%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5	4.857%	(c)	07/10/43	285	290,969
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	2,400	2,465,866
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A2	1.813%		09/10/45	650	655,534
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	1,200	1,209,208
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	2.122%		03/10/46	700	710,522
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799%	(c)	08/10/42	2,250	2,269,798
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	3,700	3,833,218
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,100	2,141,494
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	5.014%	(c)	02/15/38	1,237	1,246,973
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	5.100%	(c)	08/15/38	981	1,009,535
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	90	94,672
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2	5.417%		12/10/49	156	156,136
GS Mortgage Securities Corp II, Series GG4, Class A4A	4.751%		07/10/39	941	960,464
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	700	724,429
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2013-C13, Class A2	2.665%		01/15/46	1,600	1,648,389
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class AM	4.948%	(c)	09/12/37	990	1,029,545
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4	4.738%		07/15/42	200	204,719
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.976%	(c)	06/15/49	46	45,875
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	170	188,312
JPMorgan Chase Commercial Mortgage Series Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	400	400,324
LB-UBS Commercial Mortgage Trust 2005-C2, Series C2, Class A5	5.150%	(c)	04/15/30	1,000	1,023,570
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%	(c)	07/12/38	2,385	2,467,142

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4	4.747%	(c)	06/12/43	650	$665,252
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	1,000	1,076,133
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	2,400	2,446,630
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	300	310,555
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.455%	(c)	12/15/44	200	209,734
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	197	213,396
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	2.684%		11/15/44	190	196,659
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	200	201,395
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	1,200	1,241,357

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $31,825,267)					31,337,805

CORPORATE BONDS — 21.9%
Automotive — 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	8.125%		01/15/20	200	255,359

Banking — 11.0%
American Express Co., Sr. Unsec’d. Notes	1.550%		05/22/18	410	408,695
American Express Credit Corp., Sr. Unsec’d. Notes(h)	2.125%		07/27/18	475	482,628
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	510	515,999
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		07/01/20	650	747,782
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	250	282,434
Bank of New York Mellon Corp (The), Sr. Unsec’d. Notes.	1.969%		06/20/17	675	689,641
Bank of New York Mellon Corp (The), Sr. Unsec’d. Notes, MTN	3.650%		02/04/24	215	221,699
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	2,795	2,839,972
Bank of Nova Scotia (Canada), Covered Bonds, 144A	2.150%		08/03/16	2,540	2,614,244
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	350	380,451
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	400	511,276
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	320	356,950
Discover Bank, Sr. Unsec’d. Notes(a)	2.000%		02/21/18	300	301,787
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	300	344,046
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	980	1,110,121
Goldman Sachs Group, Inc. (The), Unsec’d. Notes(a)	2.625%		01/31/19	525	532,136
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.350%		01/28/19	575	581,730
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	4.400%		07/22/20	550	600,950
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	250	273,935
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	175	206,906
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	80	78,522
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%		01/30/19	1,425	1,441,744

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Morgan Stanley, Sr. Unsec’d. Notes(a)	5.750%	01/25/21	125	$145,203
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	2.125%	04/25/18	220	222,417
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	5.500%	01/26/20	550	629,512
PNC Bank NA, Sr. Unsec’d. Notes(h)	2.200%	01/28/19	575	580,664
PNC Bank NA, Sub. Notes	3.800%	07/25/23	250	258,936
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%	12/11/17	25	28,447
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%	01/22/21	915	933,527
Wells Fargo & Co., Sub. Notes, MTN	3.450%	02/13/23	95	94,535

				18,416,889

Banks — 0.1%
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%	11/09/22	240	234,284

Cable — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	110	109,075

Capital Goods — 0.4%
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%	04/01/19	600	686,700
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	25	27,188

				713,888

Chemicals — 1.1%
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	3.000%	11/15/22	165	162,281
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.250%	11/15/20	865	940,331
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.625%	01/15/20	500	561,770
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%	07/15/23	190	199,465

				1,863,847

Electric — 0.1%
Duke Energy Corp, Sr. Unsec’d. Notes	2.100%	06/15/18	250	252,756

Energy – Integrated — 0.6%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	1.375%	05/10/18	225	222,906
Chevron Corp., Sr. Unsec’d. Notes	1.718%	06/24/18	530	534,163
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	240	278,536

				1,035,605

Energy – Other — 1.5%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	665	681,144
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	760	765,882
Halliburton Co, Sr. Unsec’d. Notes(a)	2.000%	08/01/18	775	783,058
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	7.500%	01/15/20	200	246,743
Weatherford International, Inc., Gtd. Notes	6.350%	06/15/17	25	28,407

				2,505,234

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	185	210,409
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	85	86,247

				296,656

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare & Pharmaceutical — 0.9%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	170	$182,901
Baxter International, Inc., Sr. Unsec’d. Notes	1.850%	06/15/18	125	125,191
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	250	274,502
Merck & Co., Inc., Sr. Unsec’d. Notes	1.300%	05/18/18	475	470,283
Mylan Inc., Gtd. Notes	1.800%	06/24/16	60	60,850
Pfizer, Inc., Sr. Unsec’d. Notes	1.500%	06/15/18	400	396,655

				1,510,382

Healthcare Insurance — 1.3%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	160	154,565
Aetna, Inc., Sr. Unsec’d. Notes	3.950%	09/01/20	250	271,182
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.875%	10/15/20	1,250	1,342,616
WellPoint, Inc., Sr. Unsec’d. Notes(a)	2.300%	07/15/18	425	432,981

				2,201,344

Insurance — 1.4%
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	570	688,130
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	260	296,811
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%	04/15/22	350	397,990
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	65	67,370
Lincoln National Corp., Sr. Unsec’d. Notes	4.300%	06/15/15	25	25,836
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	400	444,374
MetLife, Inc., Sr. Unsec’d. Notes(a)	4.750%	02/08/21	185	206,754
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	160	159,243

				2,286,508

Non-Captive Finance — 0.1%
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN(a)	6.000%	08/07/19	195	230,987

Pipelines & Other — 0.3%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	25	27,671
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	2.650%	02/01/19	140	141,693
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.500%	03/01/21	120	121,689
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	3.950%	09/01/22	155	158,534
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	50	54,465

				504,052

Railroads — 0.7%
CSX Corp., Sr. Unsec’d. Notes	7.375%	02/01/19	1,000	1,224,066

Technology — 1.3%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	430	420,521
Oracle Corp., Sr. Unsec’d. Notes	2.375%	01/15/19	1,725	1,754,023

				2,174,544

Telecommunications — 0.5%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	25	26,596

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Telecommunications (continued)
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.650%	09/14/18	685	$732,594

				759,190

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	135	176,895

TOTAL CORPORATE BONDS (cost $36,506,869)				36,751,561

NON-CORPORATE FOREIGN AGENCIES — 2.9%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	1,480	1,499,990
Export Development Canada (Canada), Sr. Unsec’d. Notes	1.500%	10/03/18	1,690	1,691,504
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	1,656	1,637,327

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $4,787,957)				4,828,821

SOVEREIGNS — 2.9%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/06/15	200	200,479
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	600	600,732
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.750%	03/05/15	200	203,324
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%	09/15/14	200	201,036
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%	02/14/17	800	801,921
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	2.375%	09/10/14	500	501,870
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%	05/22/15	100	100,352
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%	04/25/16	200	199,709
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	0.625%	05/22/15	100	100,377
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%	03/17/16	700	721,585
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%	05/18/15	850	851,108
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%	09/12/15	430	429,772

TOTAL SOVEREIGNS (cost $4,932,843)				4,912,265

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.2%
Federal Home Loan Banks(a)	0.375%	08/28/15	510	511,105
Federal Home Loan Banks	1.000%	06/21/17	3,000	3,009,927
Federal Home Loan Mortgage Corp.(h)	1.750%	05/30/19	4,145	4,160,560
Federal Home Loan Mortgage Corp.(a)	2.375%	01/13/22	1,060	1,057,914
Federal National Mortgage Assoc.(a)(h)(k)	0.875%	05/21/18	1,005	988,132
Federal National Mortgage Assoc	1.750%	06/20/19	235	235,542
Federal National Mortgage Assoc.(k)	5.375%	06/12/17	740	835,932

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Financing Corp., Strips Principal, Series 3-P, Debs.	1.392%	(s)	11/30/17	20	$19,108
Financing Corp., Strips Principal, Series 4-P, Debs.	1.398%	(s)	10/06/17	1,640	1,573,724
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes	1.722%	(s)	09/26/19	4,400	3,966,662
Hashemite Kingdom of Jordan USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	1.945%		06/23/19	295	296,564
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	1.820%	(s)	09/15/20	3,130	2,702,433
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	2,146	2,615,950
Israel Government USAID Bond, Series 11-Z, U.S. Gov’t. Gtd. Notes	4.505%	(s)	05/15/19	90	81,778
Residual Funding Corp. Strips Principal, Bonds	2.715%	(s)	01/15/21	9,965	8,579,905

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $30,406,080)					30,635,236

U.S. TREASURY OBLIGATIONS — 20.5%
U.S. Treasury Bonds	3.625%		02/15/44	180	189,956
U.S. Treasury Notes(a)	1.500%		05/31/19	770	766,150
U.S. Treasury Notes	1.625%		04/30/19	295	295,553
U.S. Treasury Notes	1.625%		06/30/19	1,580	1,580,000
U.S. Treasury Notes	2.000%		02/28/21	11,765	11,717,211
U.S. Treasury Notes	2.000%		05/31/21	320	317,600
U.S. Treasury Notes	2.125%		01/31/21	5,979	6,008,429
U.S. Treasury Notes	2.250%		04/30/21	1,715	1,731,882
U.S. Treasury Notes	2.500%		05/15/24	340	339,522
U.S. Treasury Notes(h)	4.250%		11/15/17	2,630	2,909,438
U.S. Treasury Strips Coupon	2.783%	(s)	02/15/25	35	26,033
U.S. Treasury Strips Coupon	8.125%	(s)	08/15/21	10,055	8,565,884

TOTAL U.S. TREASURY OBLIGATIONS (cost $34,259,098)					34,447,658

TOTAL LONG-TERM INVESTMENTS (cost $165,809,457)					166,015,218

				Shares
SHORT-TERM INVESTMENTS — 6.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 5.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $9,986,649; includes $6,596,116 of cash collateral for securities on loan)(b)(w)(Note 4)				9,986,649	9,986,649

			Counterparty	Notional Amount (000)#
OPTION PURCHASED* — 0.1%
Call Option — 0.1%
Interest Rate Swap Option,
Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $90,369)			Citigroup Global Markets	7,120	89,616

TOTAL SHORT-TERM INVESTMENTS (cost $10,077,018)					10,076,265

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Value
TOTAL INVESTMENTS — 104.8% (cost $175,886,475)	$176,091,483
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (4.8)%	(8,084,421)

NET ASSETS — 100.0%	$168,007,062

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
USAID	United States Agency for International Development

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,449,339; cash collateral of $6,596,116 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Short Positions:
130	2 Year U.S. Treasury Notes	Sep. 2014	$28,552,143	$28,547,188	$4,955
37	5 Year U.S. Treasury Notes	Sep. 2014	4,404,947	4,420,054	(15,107)
65	10 Year U.S. Treasury Notes	Sep. 2014	8,102,658	8,136,172	(33,514)
41	U.S. Long Bonds	Sep. 2014	5,590,786	5,624,688	(33,902)
5	U.S. Ultra Bonds	Sep. 2014	744,399	749,687	(5,288)

					$(82,856)

(1)	U.S. Government Agency Obligation securities with a combined market value of $402,705 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
400	09/12/14	0.656%	3 month LIBOR(2)	$(1,079)	$—	$(1,079)	Barclays Capital Group
400	09/19/14	0.669%	3 month LIBOR(2)	(1,105)	—	(1,105)	JPMorgan Chase
1,200	02/21/15	0.690%	3 month LIBOR(1)	4,418	—	4,418	Citigroup Global Markets
335	03/22/16	0.535%	3 month LIBOR(2)	(824)	—	(824)	Citigroup Global Markets
980	12/08/16	1.315%	3 month LIBOR(1)	13,969	—	13,969	Barclays Capital Group
75	02/21/17	1.179%	3 month LIBOR(2)	(953)	—	(953)	JPMorgan Chase
50	10/03/17	0.778%	3 month LIBOR(2)	451	—	451	Citigroup Global Markets
3,120	02/08/18	0.956%	3 month LIBOR(2)	20,382	—	20,382	Citigroup Global Markets
100	05/17/18	0.989%	3 month LIBOR(2)	1,226	—	1,226	Credit Suisse First Boston Corp.
1,556	06/10/18	1.205%	3 month LIBOR(2)	8,422	—	8,422	UBS AG

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued)
300	09/15/18	1.671%	3 month LIBOR(1)	$4,178	$—	$4,178	Barclays Capital Group
2,050	01/17/19	1.620%	3 month LIBOR(1)	19,658	—	19,658	Citigroup Global Markets
100	10/30/19	1.311%	3 month LIBOR(2)	2,324	—	2,324	Barclays Capital Group
1,800	02/28/20	1.403%	3 month LIBOR(1)	(40,539)	—	(40,539)	Barclays Capital Group
900	03/11/20	1.453%	3 month LIBOR(1)	(17,260)	—	(17,260)	Barclays Capital Group
1,300	03/15/20	1.544%	3 month LIBOR(1)	(23,308)	—	(23,308)	Citigroup Global Markets
900	03/18/20	1.560%	3 month LIBOR(1)	(12,141)	—	(12,141)	Barclays Capital Group
600	03/19/20	1.548%	3 month LIBOR(1)	(8,559)	—	(8,559)	Barclays Capital Group
3,500	03/20/20	1.471%	3 month LIBOR(1)	(65,817)	—	(65,817)	Barclays Capital Group
5,700	03/21/20	1.460%	3 month LIBOR(1)	(111,670)	—	(111,670)	Barclays Capital Group
2,600	03/28/20	1.493%	3 month LIBOR(1)	(47,552)	—	(47,552)	Barclays Capital Group
600	04/02/20	1.460%	3 month LIBOR(1)	(13,180)	—	(13,180)	Barclays Capital Group
1,250	04/08/20	1.365%	3 month LIBOR(1)	(33,856)	—	(33,856)	Bank of Nova Scotia
4,700	04/11/20	1.370%	3 month LIBOR(1)	(127,987)	—	(127,987)	Barclays Capital Group
1,300	04/15/20	1.388%	3 month LIBOR(1)	(34,273)	—	(34,273)	Barclays Capital Group
3,255	04/17/20	1.330%	3 month LIBOR(1)	(97,191)	—	(97,191)	Bank of Nova Scotia
1,100	04/22/20	1.327%	3 month LIBOR(1)	(34,181)	—	(34,181)	Barclays Capital Group
3,700	04/25/20	1.322%	3 month LIBOR(1)	(115,077)	—	(115,077)	Bank of Nova Scotia
1,500	04/29/20	1.333%	3 month LIBOR(1)	(46,026)	—	(46,026)	Barclays Capital Group
2,500	05/07/20	1.268%	3 month LIBOR(1)	(87,757)	—	(87,757)	Barclays Capital Group
4,100	05/09/20	1.398%	3 month LIBOR(1)	(119,936)	—	(119,936)	Bank of Nova Scotia
1,700	05/10/20	1.403%	3 month LIBOR(1)	(49,239)	—	(49,239)	Barclays Capital Group
4,300	05/23/20	1.521%	3 month LIBOR(1)	(99,796)	—	(99,796)	Bank of Nova Scotia
1,300	05/24/20	1.474%	3 month LIBOR(1)	(33,768)	—	(33,768)	Bank of Nova Scotia
3,600	06/06/20	1.760%	3 month LIBOR(1)	(33,130)	—	(33,130)	JPMorgan Chase
3,200	06/10/20	1.714%	3 month LIBOR(1)	(38,748)	—	(38,748)	Bank of Nova Scotia
2,800	09/15/20	1.583%	3 month LIBOR(2)	57,083	—	57,083	UBS AG
9,000	12/31/20	0.000%	3 month LIBOR(1)	51,461	—	51,461	Citigroup Global Markets
6,500	12/31/20	0.000%	3 month LIBOR(1)	(96,385)	—	(96,385)	Barclays Capital Group
5,900	12/31/20	2.744%	3 month LIBOR(1)	856,732	—	856,732	Bank of America
4,900	12/31/20	0.000%	3 month LIBOR(1)	159,315	—	159,315	Citigroup Global Markets
4,200	12/31/20	0.000%	3 month LIBOR(1)	30,367	—	30,367	Barclays Capital Group
2,850	12/31/20	0.000%	3 month LIBOR(1)	13,634	—	13,634	Barclays Capital Group
2,750	12/31/20	0.000%	3 month LIBOR(1)	(10,904)	—	(10,904)	Barclays Capital Group
2,640	12/31/20	2.037%	3 month LIBOR(1)	107,087	—	107,087	Citigroup Global Markets
2,400	12/31/20	0.000%	3 month LIBOR(1)	(4,027)	—	(4,027)	Citigroup Global Markets
2,400	12/31/20	0.000%	3 month LIBOR(1)	(4,568)	—	(4,568)	Barclays Capital Group
900	12/31/20	0.000%	3 month LIBOR(1)	(4,338)	—	(4,338)	Barclays Capital Group
900	12/31/20	0.000%	3 month LIBOR(1)	(6,113)	—	(6,113)	Barclays Capital Group
1,850	08/11/21	2.570%	3 month LIBOR(1)	65,599	—	65,599	Hong Kong & Shanghai Bank
3,050	08/12/21	2.323%	3 month LIBOR(1)	49,831	—	49,831	UBS AG
60	12/23/21	2.090%	3 month LIBOR(2)	665	—	665	Barclays Capital Group
115	12/28/21	2.118%	3 month LIBOR(2)	1,102	—	1,102	Barclays Capital Group
3,120	01/13/22	1.846%	3 month LIBOR(2)	67,233	—	67,233	Citigroup Global Markets
135	02/07/22	1.923%	3 month LIBOR(2)	2,627	—	2,627	Barclays Capital Group
55	02/21/22	2.105%	3 month LIBOR(2)	304	—	304	JPMorgan Chase
40	02/21/22	2.100%	3 month LIBOR(2)	236	—	236	JPMorgan Chase
55	02/23/22	2.117%	3 month LIBOR(2)	264	—	264	JPMorgan Chase
160	05/15/22	1.988%	3 month LIBOR(2)	3,572	—	3,572	JPMorgan Chase
50	09/25/22	1.785%	3 month LIBOR(1)	(2,048)	—	(2,048)	Barclays Capital Group
190	10/17/22	1.740%	3 month LIBOR(2)	8,915	—	8,915	Barclays Capital Group
300	01/31/23	2.020%	3 month LIBOR(1)	(7,386)	—	(7,386)	Barclays Capital Group
400	03/08/23	2.020%	3 month LIBOR(1)	(11,157)	—	(11,157)	Barclays Capital Group
400	03/13/23	2.126%	3 month LIBOR(1)	(7,786)	—	(7,786)	Barclays Capital Group
1,100	03/14/23	2.120%	3 month LIBOR(1)	(22,043)	—	(22,043)	Barclays Capital Group
1,100	03/22/23	2.051%	3 month LIBOR(1)	(29,149)	—	(29,149)	Barclays Capital Group
700	03/25/23	2.051%	3 month LIBOR(1)	(19,754)	—	(19,754)	Barclays Capital Group
1,450	04/04/23	2.018%	3 month LIBOR(1)	(45,048)	—	(45,048)	Barclays Capital Group

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued)
540	04/05/23	1.971%	3 month LIBOR(1)	$(18,916)	$—	$(18,916)	Barclays Capital Group
2,100	04/18/23	1.890%	3 month LIBOR(1)	(90,200)	—	(90,200)	JPMorgan Chase
800	05/08/23	1.815%	3 month LIBOR(2)	40,830	—	40,830	Barclays Capital Group
900	05/28/23	2.158%	3 month LIBOR(1)	(21,910)	—	(21,910)	Bank of Nova Scotia
350	05/30/23	2.205%	3 month LIBOR(1)	(7,638)	—	(7,638)	Barclays Capital Group
140	09/06/41	3.110%	3 month LIBOR(2)	3,318	—	3,318	UBS AG
70	09/06/41	3.028%	3 month LIBOR(2)	2,769	—	2,769	UBS AG

				$(106,350)	$—	$(106,350)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3 month LIBOR(1)	$150	$—	$(150)
2,540	06/28/16	0.847%	3 month LIBOR(2)	—	(13,765)	(13,765)
3,167	08/02/18	1.614%	3 month LIBOR(2)	—	(25,653)	(25,653)
200	08/16/18	1.641%	3 month LIBOR(2)	151	(1,754)	(1,905)
1,700	09/16/18	1.861%	3 month LIBOR(2)	158	(28,575)	(28,733)
5,350	09/19/18	1.781%	3 month LIBOR(2)	174	(71,897)	(72,071)
9,150	09/23/18	1.613%	3 month LIBOR(2)	191	(57,772)	(57,963)
16,450	10/22/18	1.481%	3 month LIBOR(2)	224	3,569	3,345
8,850	10/25/18	1.434%	3 month LIBOR(2)	190	20,616	20,426
12,960	11/30/18	1.625%	3 month LIBOR(2)	(3,669)	(13,084)	(9,415)
51,550	06/03/19	1.614%	3 month LIBOR(2)	382	151,167	150,785
1,100	06/12/20	1.818%	3 month LIBOR(1)	—	(7,995)	(7,995)
6,400	06/13/20	1.923%	3 month LIBOR(1)	—	(8,752)	(8,752)
4,900	06/17/20	1.836%	3 month LIBOR(1)	—	(31,330)	(31,330)
2,500	06/20/20	1.818%	3 month LIBOR(1)	—	(19,057)	(19,057)
32,500	06/27/20	2.200%	3 month LIBOR(1)	—	458,432	458,432
4,850	07/10/20	2.401%	3 month LIBOR(1)	—	123,146	123,146
2,400	07/29/20	2.205%	3 month LIBOR(1)	—	32,277	32,277
8,150	08/06/20	2.341%	3 month LIBOR(1)	—	171,931	171,931
4,150	08/20/20	2.368%	3 month LIBOR(1)	175	92,526	92,351
7,550	08/21/20	2.440%	3 month LIBOR(1)	163	200,174	200,011
10,300	08/22/20	2.410%	3 month LIBOR(1)	212	254,015	253,803
2,250	12/10/20	2.275%	3 month LIBOR(1)	164	30,145	29,981
7,700	02/06/21	2.193%	3 month LIBOR(1)	196	47,769	47,573
9,000	05/15/21	2.375%	3 month LIBOR(2)	(68,576)	(87,761)	(19,185)
550	05/29/23	2.150%	3 month LIBOR(1)	—	(14,899)	(14,899)
4,500	06/02/24	2.533%	3 month LIBOR(2)	186	30,514	30,328
1,100	03/31/44	3.474%	3 month LIBOR(1)	169	36,514	36,345

				$(69,360)	$1,270,501	$1,339,861

A U.S. Treasury Security with a market value of $361,295 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded swap contracts at June 30, 2014.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$23,101,872	$—
Commercial Mortgage-Backed Securities	—	31,337,805	—
Corporate Bonds	—	36,751,561	—
Non-Corporate Foreign Agencies	—	4,828,821	—
Sovereigns	—	4,912,265	—
U.S. Government Agency Obligations	—	30,635,236	—
U.S. Treasury Obligations	—	34,447,658	—
Affiliated Money Market Mutual Fund	9,986,649	—	—
Option Purchased	—	89,616	—
Other Financial Instruments*
Futures Contracts	(82,856)	—	—
Interest Rate Swaps	—	1,233,511	—

Total	$9,903,793	$167,338,345	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

U.S. Treasury Obligations	20.5%
Commercial Mortgage-Backed Securities	18.7
U.S. Government Agency Obligations	18.2
Non-Residential Mortgage-Backed Securities	13.7
Banking	11.0
Affiliated Money Market Mutual Fund (3.9% represents investments purchased with collateral from securities on loan)	5.9
Sovereigns	2.9
Non-Corporate Foreign Agencies	2.9
Energy – Other	1.5
Insurance	1.4
Healthcare Insurance	1.3
Technology	1.3
Chemicals	1.1
Healthcare & Pharmaceutical	0.9
Railroads	0.7

Energy – Integrated	0.6%
Telecommunications	0.5
Capital Goods	0.4
Pipelines & Other	0.3
Foods	0.2
Automotive	0.2
Electric	0.1
Banks	0.1
Non-Captive Finance	0.1
Tobacco	0.1
Cable	0.1
Option Purchased	0.1

104.8
Liabilities in excess of other assets	(4.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker — variation margin	$1,655,689	*	Due to broker — variation margin	$398,684	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	1,597,972		Unrealized depreciation on over-the-counter swap agreements	1,704,322
Interest rate contracts	Unaffiliated investments	89,616		—	—

Total		$3,343,277			$2,103,006

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$(40,301)	$34,643	$(1,274,304)	$599,088	$(680,874)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Swaps	Total
Interest rate contracts	$(753)	$(125,831)	$5,393,733	$5,267,149

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts — Long Positions(3)	Futures Contracts — Short Positions(3)	Interest Rate Swap Agreements(4)
$89,982	$18,038	$14,727,003	$86,299,881	$332,484,000

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Bank of America	$856,732	$—	$(875,418)	$—
Bank of Nova Scotia	—	—	—	—
Barclays Capital Group	118,611	(118,611)	—	—
Citigroup Global Markets	519,621	(28,159)	(286,765)	204,697
Credit Suisse First Boston Corp.	1,226	—	—	1,226
Hong Kong & Shanghai Bank	65,599	—	—	65,599
JPMorgan Chase	4,376	(4,376)	—	—
UBS AG	121,423	—	—	121,423

	$1,687,588

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$—	$—	$—	$—
Bank of Nova Scotia	(560,282)	—	640,351	—
Barclays Capital Group	(990,493)	118,611	1,069,796	—
Citigroup Global Markets	(28,159)	28,159	—	—
Credit Suisse First Boston Corp.	—	—	—	—
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase	(125,388)	4,376	206,680	—
UBS AG	—	—	—	—

	$(1,704,322)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BOND PORTFOLIO 2020 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $6,449,339:
Unaffiliated investments (cost $165,899,826)	$166,104,834
Affiliated investments (cost $9,986,649)	9,986,649
Unrealized appreciation on over-the-counter swap agreements	1,597,972
Dividends and interest receivable	751,349
Receivable for investments sold	42,503
Prepaid expenses	298

Total Assets	178,483,605

LIABILITIES:
Payable to broker for collateral for securities on loan	6,596,116
Payable for fund share repurchased	1,965,821
Unrealized depreciation on over-the-counter swap agreements	1,704,322
Advisory fees payable	90,513
Accrued expenses and other liabilities	65,032
Payable to custodian	33,597
Due to broker—variation margin	18,904
Distribution fee payable	1,873
Affiliated transfer agent fee payable	365

Total Liabilities	10,476,543

NET ASSETS	$168,007,062

Net assets were comprised of:
Paid-in capital	$156,630,872
Retained earnings	11,376,190

Net assets, June 30, 2014	$168,007,062

Net asset value and redemption price per share, $168,007,062 / 26,048,107 outstanding shares of beneficial interest	$6.45

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$2,209,004
Affiliated dividend income	4,814
Affiliated income from securities lending, net	3,404

2,217,222

EXPENSES
Advisory fees	647,595
Distribution fee	102,224
Custodian and accounting fees	42,000
Audit fee	22,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	1,000
Loan interest expense	197
Miscellaneous	4,075

Total expenses	840,091

NET INVESTMENT INCOME	1,377,131

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	683,983
Futures transactions	(1,274,304)
Swap agreement transactions	599,088
Options written transactions	34,643

43,410

Net change in unrealized appreciation (depreciation) on:
Investments	2,761,214
Futures	(125,831)
Swap agreements	5,393,733

8,029,116

NET GAIN ON INVESTMENTS	8,072,526

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,449,657

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,377,131	$1,368,445
Net realized gain (loss) on investment transactions	43,410	(2,370,170)
Net change in unrealized appreciation (depreciation) on investments	8,029,116	(6,657,618)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,449,657	(7,659,343)

FUND SHARE TRANSACTIONS:
Fund share sold [2,161,315 and 60,329,875 shares, respectively]	13,683,316	380,909,902
Fund share repurchased [14,737,084 and 22,260,085 shares, respectively]	(93,602,010)	(138,429,547)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(79,918,694)	242,480,355

TOTAL INCREASE (DECREASE) IN NET ASSETS	(70,469,037)	234,821,012
NET ASSETS:
Beginning of period	238,476,099	3,655,087

End of period	$168,007,062	$238,476,099

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 88.0% ASSET-BACKED SECURITIES — 10.4%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-2, Class A3	0.740%		04/15/16	525	$525,582
American Express Credit Account Master Trust, Series 2014-1, Class A	0.522%	(c)	12/15/21	800	801,172
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	800	799,984
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.433%	(c)	10/10/17	800	800,071
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	800	808,787
BA Credit Card Trust, Series 2006-A7, Class A7	0.192%	(c)	12/15/16	1,790	1,789,862
BA Credit Card Trust, Series 2014-A2, Class A	0.422%	(c)	09/16/19	800	800,678
Chase Issuance Trust, Series 2007-C1, Class C1	0.612%	(c)	04/15/19	1,600	1,587,766
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.624%	(c)	03/24/17	800	799,728
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	1,540	1,749,098
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.352%	(c)	01/16/18	1,500	1,500,790
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	910	930,976
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	300	302,690
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.532%	(c)	01/15/18	1,200	1,202,286
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.553%	(c)	04/20/18	1,600	1,604,594
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.452%	(c)	02/15/18	1,825	1,825,903
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.522%	(c)	06/15/17	300	300,247

TOTAL ASSET-BACKED SECURITIES (cost $18,111,763)					18,130,214

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	1,200	1,232,933
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class AM	5.757%	(c)	04/12/38	850	913,878
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	572	578,013
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	3.061%		12/15/47	1,330	1,375,175
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%		05/10/47	900	930,964
COMM Mortgage Trust, Series 2005-LP5, Class A4	4.982%		05/10/43	1,000	1,023,539
COMM Mortgage Trust, Series 2006-C8, Class A1A	5.292%		12/10/46	1,071	1,167,379
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	1,464	1,487,110
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	500	510,776
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2	5.417%		12/10/49	273	273,238

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A	5.233%		11/10/45	277	$291,767
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4	4.761%		07/10/39	948	969,066
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A2	1.840%		02/10/46	1,000	1,005,369
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	2,700	2,852,631
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	1,170	1,268,684
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class AM	4.948%	(c)	09/12/37	1,570	1,632,712
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.447%	(c)	12/15/44	1,000	1,061,634
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDP11, Class A2	5.976%	(c)	06/15/49	80	80,281
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	1,700	1,711,155
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A1	0.730%		12/15/47	267	266,414
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5	5.150%		04/15/30	1,000	1,023,570
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	5.661%	(c)	03/15/39	447	475,291
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	235	242,148
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.862%	(c)	05/12/39	323	344,730
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	5.651%	(c)	02/12/39	485	513,774
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2	1.852%		08/10/49	180	181,655
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	2,000	2,070,366
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179%	(c)	07/15/42	1,000	1,043,620
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.455%	(c)	12/15/44	2,100	2,202,211
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.904%	(c)	05/15/43	500	539,835
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	1,000	1,006,980

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $30,657,780)					30,276,898

CORPORATE BONDS — 15.4%
Banking — 6.5%
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	715	836,521
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	2,310	2,347,168
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	145	147,174
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	4.750%		07/15/21	400	444,997
Citigroup, Inc., Sr. Unsec’d. Notes	3.750%		06/16/24	225	225,628
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	815	1,041,726
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,000	1,005,957

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	400	$449,173
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%	03/15/20	340	385,144
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.350%	08/15/21	400	433,135
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%	07/22/20	330	360,570
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN(a)	5.500%	01/26/20	825	944,269
PNC Bank NA, Sr. Unsec’d. Notes(a)	2.250%	07/02/19	575	578,069
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A(a)	1.500%	03/13/17	1,500	1,520,433
U.S. Bancorp., Sr. Unsec’d. Notes, MTN	2.200%	04/25/19	550	555,059
Wells Fargo & Co., Sub. Notes, MTN(a)	3.450%	02/13/23	150	149,266

				11,424,289

Capital Goods — 0.9%
ERAC USA Finance LLC, Gtd. Notes, Private Placement, 144A (original cost $308,080; purchased 12/17/10)(f)(g)	6.375%	10/15/17	275	316,291
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	195	199,972
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	400	430,499
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	570	619,892

				1,566,654

Electric — 0.2%
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	4.500%	06/01/21	400	436,772

Energy – Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	1.846%	05/05/17	190	194,049
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	140	144,683

				338,732

Energy – Other — 0.3%
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	4.100%	02/01/21	170	185,366
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	315	352,811

				538,177

Foods — 0.8%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	650	739,276
Dr. Pepper Snapple Group, Inc., Gtd. Notes	2.900%	01/15/16	170	175,812
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	379	431,091

				1,346,179

Healthcare & Pharmaceutical — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	600	645,533

Healthcare Insurance — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	400	433,713

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare Insurance (continued)
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	400	$445,448

				879,161

Insurance — 1.1%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	615	702,073
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%	03/15/22	375	399,976
MetLife, Inc., Sr. Unsec’d. Notes(a)	4.750%	02/08/21	750	838,192

				1,940,241

Media & Entertainment — 0.4%
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	300	332,654
Time Warner, Inc., Gtd. Notes	4.875%	03/15/20	350	392,140

				724,794

Metals — 0.4%
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%	09/20/21	240	252,769
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	380	404,415

				657,184

Non-Captive Finance — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	3.100%	01/09/23	90	89,294
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	4.625%	01/07/21	90	100,218
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	35	38,921
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN(a)	6.000%	08/07/19	330	390,901
General Electric Capital Corp., Sub. Notes	5.300%	02/11/21	215	244,481

				863,815

Pipelines & Other — 1.1%
Enterprise Products Operating LLC, Gtd. Notes(a)	5.200%	09/01/20	285	325,378
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	3.950%	09/01/22	575	588,108
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	475	517,418
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	475	506,457

				1,937,361

Railroads — 0.3%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	475	553,890

Retailers — 0.4%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	585	646,663

Technology — 0.3%
Oracle Corp.	2.800%	07/08/21	550	549,202

Telecommunications — 0.7%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	585	622,355

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Telecommunications (continued)
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	595	$612,999

				1,235,354

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	481	630,270

TOTAL CORPORATE BONDS (cost $25,765,445)				26,914,271

NON-CORPORATE FOREIGN AGENCIES — 1.6%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	880	891,886
Export Development Canada (Canada), Sr. Unsec’d. Notes(a)	1.500%	10/03/18	1,030	1,030,917
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	892	881,942

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,789,444)				2,804,745

SOVEREIGNS — 6.0%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	700	700,854
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%	09/15/14	900	904,664
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%	02/14/17	1,900	1,904,562
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%	05/22/15	610	612,150
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%	04/25/16	200	199,709
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	0.625%	05/22/15	600	602,263
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	1.125%	05/02/17	500	503,537
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%	03/17/16	610	628,810
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%	05/18/15	1,200	1,201,565
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%	09/12/15	610	609,677
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%	10/23/22	2,140	2,029,623
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%	03/06/18	500	534,320

TOTAL SOVEREIGNS (cost $10,410,967)				10,431,734

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.0%
Federal Home Loan Mortgage Corp.	1.750%	05/30/19	620	622,327
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	8,580	8,563,115
Federal Home Loan Mortgage Corp.(k)	4.875%	06/13/18	475	539,611
Federal National Mortgage Assoc.(k)	0.875%	05/21/18	530	521,104
Federal National Mortgage Assoc	1.750%	06/20/19	530	531,222
Federal National Mortgage Assoc.(a)	1.875%	02/19/19	185	187,471

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes	2.224%	(s)	09/26/19	660	$594,999
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	280	283,577
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.427%	(s)	03/15/22	765	619,820
Residual Funding Corp. Strips Principal, Bonds	2.715%	(s)	01/15/21	7,885	6,789,017

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $19,059,906)					19,252,263

U.S. TREASURY OBLIGATIONS — 26.3%
U.S. Treasury Bonds	3.375%		05/15/44	3,815	3,840,634
U.S. Treasury Bonds	3.625%		02/15/44	1,445	1,524,926
U.S. Treasury Notes(h)	0.875%		07/31/19	2,235	2,149,091
U.S. Treasury Notes	1.250%		11/30/18	130	128,822
U.S. Treasury Notes	1.500%		12/31/18	375	375,205
U.S. Treasury Notes	1.625%		04/30/19	390	390,731
U.S. Treasury Notes	1.625%		06/30/19	1,570	1,570,000
U.S. Treasury Notes	2.000%		02/28/21	11,270	11,224,221
U.S. Treasury Notes	2.000%		05/31/21	280	277,900
U.S. Treasury Notes	2.125%		01/31/21	1,245	1,251,128
U.S. Treasury Notes	2.125%		06/30/21	260	259,959
U.S. Treasury Notes	2.250%		03/31/21	9,765	9,870,276
U.S. Treasury Notes(h)	2.250%		04/30/21	1,885	1,903,556
U.S. Treasury Notes(h)	2.500%		06/30/17	3,080	3,226,540
U.S. Treasury Notes	2.500%		05/15/24	1,260	1,258,228
U.S. Treasury Notes	2.750%		02/15/24	310	317,048
U.S. Treasury Strips Coupon	2.171%	(s)	02/15/22	750	626,446
U.S. Treasury Strips Coupon	5.528%	(s)	05/15/25	7,800	5,744,677

TOTAL U.S. TREASURY OBLIGATIONS (cost $44,156,648)					45,939,388

TOTAL LONG-TERM INVESTMENTS (cost $150,951,953)					153,749,513

				Shares
SHORT-TERM INVESTMENTS — 16.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.4%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $28,685,422; includes $7,719,618 of cash collateral for securities on loan)(b)(w)(Note 4)				28,685,422	28,685,422

			Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Option
Interest Rate Swap Option, Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $56,862)			Citigroup Global Markets	4,480	56,388

TOTAL SHORT-TERM INVESTMENTS (cost $28,742,284)					28,741,810

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS — 104.4% (cost $179,694,237)	$182,491,323
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (4.4)%	(7,675,148)

NET ASSETS — 100.0%	$174,816,175

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
CDX	Credit Derivative Index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
USAID	United States Agency for International Development

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,543,887; cash collateral of $7,719,618 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(f)	Indicates a restricted security; the aggregate cost of such security is $308,080. The aggregate value of $316,291 is approximately 0.2% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized (Depreciation)(1)
Long Positions:
48	10 Year U.S. Treasury Notes	Sep. 2014	$6,008,990	$6,008,250	$(740)
27	U.S. Long Bonds	Sep. 2014	3,706,632	3,704,062	(2,570)

					(3,310)

Short Positions:
353	5 Year U.S. Treasury Notes	Sep. 2014	42,154,069	42,169,711	(15,642)
19	U.S. Ultra Bonds	Sep. 2014	2,846,848	2,848,812	(1,964)

					(17,606)

					$(20,916)

(1)	U.S. Government Agency obligations with a combined market value of $554,974 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
5,000	09/12/14	0.656%	3 month LIBOR(2)	$(13,482)	$—	$(13,482)	Barclays Capital Group
5,800	09/19/14	0.669%	3 month LIBOR(2)	(16,016)	—	(16,016)	JPMorgan Chase

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued)
16,470	10/28/14	0.809%	3 month LIBOR(2)	$(46,674)	$—	$(46,674)	Barclays Capital Group
6,240	10/28/14	0.816%	3 month LIBOR(2)	(17,899)	—	(17,899)	Barclays Capital Group
2,820	09/28/15	0.918%	3 month LIBOR(2)	(27,149)	—	(27,149)	Barclays Capital Group
32,400	09/12/16	1.154%	3 month LIBOR(2)	(461,189)	—	(461,189)	Barclays Capital Group
3,720	03/06/17	1.123%	3 month LIBOR(2)	(38,864)	—	(38,864)	Barclays Capital Group
9,100	09/25/17	0.820%	3 month LIBOR(2)	58,767	—	58,767	Bank of Nova Scotia
25,000	09/27/17	0.803%	3 month LIBOR(1)	(177,962)	—	(177,962)	Citigroup Global Markets
4,400	10/26/17	0.861%	3 month LIBOR(1)	(32,559)	—	(32,559)	Credit Suisse First Boston Corp.
6,290	05/15/18	2.318%	3 month LIBOR(1)	253,082	—	253,082	JPMorgan Chase
892	05/17/18	0.989%	3 month LIBOR(2)	10,935	—	10,935	Credit Suisse First Boston Corp.
9,600	09/06/18	1.704%	3 month LIBOR(2)	(153,854)	—	(153,854)	UBS AG
2,500	10/11/18	1.770%	3 month LIBOR(1)	39,767	—	39,767	JPMorgan Chase
2,640	03/13/19	1.616%	3 month LIBOR(2)	(13,868)	—	(13,868)	Barclays Capital Group
4,750	08/08/19	1.271%	3 month LIBOR(2)	84,342	—	84,342	Credit Suisse First Boston Corp.
2,600	10/29/19	1.376%	3 month LIBOR(2)	49,652	—	49,652	Barclays Capital Group
855	10/01/20	2.523%	3 month LIBOR(2)	(31,068)	—	(31,068)	UBS AG
14,100	08/18/21	2.355%	3 month LIBOR(1)	274,925	—	274,925	Citigroup Global Markets
13,900	08/24/21	2.253%	3 month LIBOR(1)	162,321	—	162,321	Bank of America
555	09/06/21	2.223%	3 month LIBOR(1)	4,675	—	4,675	UBS AG
28,785	09/27/21	1.933%	3 month LIBOR(1)	(403,426)	—	(403,426)	Citigroup Global Markets
8,805	10/06/21	1.965%	3 month LIBOR(1)	(114,996)	—	(114,996)	JPMorgan Chase
12,000	10/13/21	2.340%	3 month LIBOR(1)	155,484	—	155,484	UBS AG
4,120	10/14/21	2.405%	3 month LIBOR(1)	71,952	—	71,952	UBS AG
7,875	11/29/21	2.129%	3 month LIBOR(1)	(49,306)	—	(49,306)	JPMorgan Chase
2,045	11/30/21	2.229%	3 month LIBOR(1)	1,576	—	1,576	JPMorgan Chase
950	12/31/21	2.865%	3 month LIBOR(1)	143,415	—	143,415	Bank of America
3,300	10/25/22	1.801%	3 month LIBOR(1)	(141,142)	—	(141,142)	Credit Suisse First Boston Corp.
10,200	11/15/22	1.639%	3 month LIBOR(2)	586,152	—	586,152	Barclays Capital Group
50,345	06/05/23	2.303%	3 month LIBOR(1)	(650,242)	—	(650,242)	Citigroup Global Markets
31,300	06/05/23	2.343%	3 month LIBOR(2)	299,813	—	299,813	Barclays Capital Group
670	10/06/26	2.312%	3 month LIBOR(1)	(34,169)	—	(34,169)	JPMorgan Chase
5,970	03/30/27	2.674%	3 month LIBOR(2)	88,039	—	88,039	Bank of Nova Scotia
1,590	09/06/41	3.028%	3 month LIBOR(2)	62,888	—	62,888	UBS AG
1,590	09/06/41	3.110%	3 month LIBOR(2)	37,682	—	37,682	UBS AG

				$(38,398)	$—	$(38,398)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3 month LIBOR(1)	$150	$—	$(150)
5,600	08/06/18	1.693%	3 month LIBOR(1)	—	62,298	62,298
4,000	08/16/18	1.650%	3 month LIBOR(1)	168	36,502	36,334
12,055	11/30/18	1.625%	3 month LIBOR(2)	12,375	(12,171)	(24,546)
1,850	12/10/18	1.560%	3 month LIBOR(1)	158	2,427	2,269
5,450	06/03/19	1.614%	3 month LIBOR(2)	175	15,981	15,806
2,000	06/12/20	1.818%	3 month LIBOR(1)	—	(14,537)	(14,537)
1,800	06/13/20	1.923%	3 month LIBOR(1)	—	(2,461)	(2,461)
500	08/20/20	2.368%	3 month LIBOR(1)	153	11,148	10,995
6,500	10/22/20	2.113%	3 month LIBOR(2)	189	(33,154)	(33,343)
45,000	05/09/21	2.230%	3 month LIBOR(1)	420	255,106	254,686
7,900	05/15/21	2.375%	3 month LIBOR(2)	(43,449)	(77,035)	(33,586)
500	10/25/23	2.653%	3 month LIBOR(2)	154	(5,103)	(5,257)
650	03/31/44	3.474%	3 month LIBOR(1)	161	21,577	21,416

				$(29,346)	$260,578	$289,924

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.20	06/20/18	2,000	1.000%	$(29,236)	$(43,362)	$(14,126)

U.S. Treasury obligations with a combined market value of $994,166 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2014.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$18,130,214	$—
Commercial Mortgage-Backed Securities	—	30,276,898	—
Corporate Bonds	—	26,914,271	—
Non-Corporate Foreign Agencies	—	2,804,745	—
Sovereigns	—	10,431,734	—
U.S. Government Agency Obligations	—	19,252,263	—
U.S. Treasury Obligations	—	45,939,388	—
Option Purchased	—	56,388	—
Affiliated Money Market Mutual Fund	28,685,422	—	—
Other Financial Instruments*
Futures Contracts	(20,916)	—	—
Interest Rate Swaps	—	251,526	—
Credit Default Swaps	—	(14,126)	—

Total	$28,664,506	$154,043,301	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

U.S. Treasury Obligations	26.3%
Commercial Mortgage-Backed Securities	17.3
Affiliated Money Market Mutual Fund (4.4% represents investments purchased with collateral from securities on loan)	16.4
U.S. Government Agency Obligations	11.0
Non-Residential Mortgage-Backed Securities	10.4
Banking	6.5
Sovereigns	6.0
Non-Corporate Foreign Agencies	1.6
Insurance	1.1
Pipelines & Other	1.1
Capital Goods	0.9
Foods	0.8
Telecommunications	0.7
Healthcare Insurance	0.5

Non-Captive Finance	0.5%
Media & Entertainment	0.4
Metals	0.4
Retailers	0.4
Healthcare & Pharmaceutical	0.4
Tobacco	0.4
Railroads	0.3
Technology	0.3
Energy – Other	0.3
Electric	0.2
Energy – Integrated	0.2

104.4
Liabilities in excess of other assets	(4.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	$—		Due from broker — variation margin	$14,126	*
Interest rate contracts	Due from broker — variation margin	403,804	*	Due from broker — variation margin	134,796	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	2,385,467		Unrealized depreciation on over-the-counter swap agreements	2,423,865
Interest rate contracts	Unaffiliated investments	56,388		—	—

Total		$2,845,659			$2,572,787

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(10,056)	$(10,056)
Interest rate contracts	(17,665)	22,087	103,673	(1,564,226)	(1,456,131)

Total	$(17,665)	$22,087	$103,673	$(1,574,282)	$(1,466,187)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Swaps	Total
Credit contracts	$—	$—	$(3,600)	$(3,600)
Interest rate contracts	13,665	(204,063)	5,537,560	5,347,162

Total	$13,665	$(204,063)	$5,533,960	$5,343,562

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts — Long Positions(3)	Futures Contracts — Short Positions(3)	Interest Rate Swaps(4)	Credit Default Swap as Buyer(4)
$56,863	$11,662	$9,822,808	$27,928,097	$601,862,000	$2,000,000

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Bank of America	$305,736	$—	$(350,865)	$—
Bank of Nova Scotia	146,806	—	(306,266)	—
Barclays Capital Group	935,617	(619,125)	(436,656)	—
Citigroup Global Markets	331,313	(331,313)	—	—
Credit Suisse First Boston Corp.	95,277	(95,277)	—	—
JPMorgan Chase	294,425	(214,487)	—	79,938
UBS AG	332,681	(184,922)	(270,935)	—

	$2,441,855

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$—	$—	$—	$—
Bank of Nova Scotia	—	—	—	—
Barclays Capital Group	(619,125)	619,125	—	—
Citigroup Global Markets	(1,231,630)	331,313	1,133,902	—
Credit Suisse First Boston Corp.	(173,701)	95,277	—	(78,424)
JPMorgan Chase	(214,487)	214,487	—	—
UBS AG	(184,922)	184,922	—	—

	$(2,423,865)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BOND PORTFOLIO 2021 (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $7,543,887:
Unaffiliated investments (cost $151,008,815)	$153,805,901
Affiliated investments (cost $28,685,422)	28,685,422
Cash	51,573
Unrealized appreciation on over-the-counter swap agreements	2,385,467
Receivable for fund share sold	1,120,885
Dividends and interest receivable	785,365
Receivable for investments sold	670,439
Due from broker—variation margin	2,667
Prepaid expenses	201

Total Assets	187,507,920

LIABILITIES:
Payable to broker for collateral for securities on loan	7,719,618
Unrealized depreciation on over-the-counter swap agreements	2,423,865
Payable for investments purchased	2,407,897
Advisory fees payable	85,568
Accrued expenses and other liabilities	52,513
Distribution fee payable	1,919
Affiliated transfer agent fee payable	365

Total Liabilities	12,691,745

NET ASSETS	$174,816,175

Net assets were comprised of:
Paid-in capital	$83,611,787
Retained earnings	91,204,388

Net assets, June 30, 2014	$174,816,175

Net asset value and redemption price per share, $174,816,175 / 12,742,278 outstanding shares of beneficial interest	$13.72

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$1,600,089
Affiliated dividend income	11,216
Affiliated income from securities lending, net	7,456

1,618,761

EXPENSES
Advisory fees	444,710
Distribution fee	70,189
Custodian and accounting fees	38,000
Audit fee	23,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	3,000
Insurance expenses	1,000
Miscellaneous	5,037

Total expenses	603,936

NET INVESTMENT INCOME	1,014,825

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	568,888
Futures transactions	103,673
Swap agreement transactions	(1,574,282)
Options written transactions	22,087

(879,634)

Net change in unrealized appreciation (depreciation) on:
Investments	1,891,937
Futures	(204,063)
Swap agreements	5,533,960

7,221,834

NET GAIN ON INVESTMENTS	6,342,200

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,357,025

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,014,825	$2,488,198
Net realized gain (loss) on investment transactions	(879,634)	51,705,873
Net change in unrealized appreciation (depreciation) on investments	7,221,834	(68,185,646)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,357,025	(13,991,575)

FUND SHARE TRANSACTIONS:
Fund share sold [6,043,759 and 5,374,651 shares, respectively]	81,232,682	70,753,532
Fund share repurchased [1,877,124 and 24,035,488 shares, respectively]	(25,358,923)	(326,377,628)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	55,873,759	(255,624,096)

TOTAL INCREASE (DECREASE) IN NET ASSETS	63,230,784	(269,615,671)
NET ASSETS:
Beginning of period	111,585,391	381,201,062

End of period	$174,816,175	$111,585,391

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 94.5% ASSET-BACKED SECURITIES — 14.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
American Express Credit Account Master Trust, Series 2014-1, Class A	0.522%	(c)	12/15/21	500	$500,732
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	400	399,992
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.433%	(c)	10/10/17	500	500,044
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	500	505,492
BA Credit Card Trust, Series 2014-A2, Class A	0.422%	(c)	09/16/19	500	500,424
Chase Issuance Trust, Series 2007-C1, Class C1 .	0.612%	(c)	04/15/19	900	893,119
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.624%	(c)	03/24/17	600	599,796
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	100	113,578
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.434%	(c)	05/26/20	200	200,061
Discover Card Execution Note Trust, Series 2012-A3, Class A3	0.860%		11/15/17	1,300	1,305,442
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.352%	(c)	01/16/18	800	800,422
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	700	716,136
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	0.720%		12/15/16	263	263,072
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	200	201,793
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.532%	(c)	01/15/18	1,600	1,603,048
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.553%	(c)	04/20/18	2,000	2,005,742
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770%		01/15/16	250	250,553
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.452%	(c)	02/15/18	1,000	1,000,495
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.522%	(c)	06/15/17	300	300,247

TOTAL ASSET-BACKED SECURITIES (cost $12,652,393)					12,660,188

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.7%
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	1,500	1,541,166
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	3.061%		12/15/47	750	775,474
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	412	418,250
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%		04/10/38	900	950,877
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	610	661,450
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class AM .	4.948%	(c)	09/12/37	490	509,573
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.976%	(c)	06/15/49	230	229,375

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	1,800	$1,811,812
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5	5.150%		04/15/30	500	511,785
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.862%	(c)	05/12/39	160	170,764
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.651%	(c)	02/12/39	49	51,377
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	2,280	2,360,217
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.455%	(c)	12/15/44	2,680	2,810,441
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011%	(c)	06/15/45	800	866,086
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	1,280	1,288,934

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,265,160)					14,957,581

CORPORATE BONDS — 21.9%
Aerospace & Defense — 0.3%
Precision Castparts Corp., Sr. Unsec’d. Notes	2.500%		01/15/23	235	225,078

Automotive — 0.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	560	572,046

Banking — 6.3%
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	615	713,636
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	150	169,460
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	500	508,045
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	200	222,498
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	375	407,626
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	125	159,774
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	585	588,485
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	450	505,320
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	125	144,648
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes.	4.000%		03/30/22	250	265,974
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes.	4.875%		01/14/22	250	280,560
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	405	406,849
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	200	216,568
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	125	147,790
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	675	784,097
Wells Fargo & Co., Sub. Notes	3.450%		02/13/23	150	149,266

					5,670,596

Cable — 0.8%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.800%		03/15/22	420	433,699
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	305	302,434

					736,133

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Capital Goods — 0.5%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	65	$66,657
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	200	215,250
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	40	41,385
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	140	152,254

				475,546

Chemicals — 1.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	150	147,043
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	600	739,049
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	550	540,936

				1,427,028

Electric — 0.2%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	125	136,491

Energy – Integrated — 0.6%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.375%	05/10/18	400	396,278
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	100	102,131
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	70	72,342

				570,751

Energy – Other — 1.1%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	575	588,959
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	245	263,411
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	150	168,005

				1,020,375

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	80	76,659
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	104	118,294

				194,953

Healthcare & Pharmaceutical — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	100	107,589
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	385	422,732

				530,321

Healthcare Insurance — 1.2%
Aetna, Inc., Sr. Unsec’d. Notes(h)	2.750%	11/15/22	575	555,468
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	125	135,535
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	125	139,202
WellPoint, Inc., Sr. Unsec’d. Notes	3.300%	01/15/23	235	234,720

				1,064,925

Insurance — 2.2%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	140	159,821
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%	03/15/22	320	341,313

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	350	$391,156
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	125	155,505
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	525	513,384
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	2.875%	12/06/22	175	167,496
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	245	263,179

				1,991,854

Media & Entertainment — 0.6%
Time Warner, Inc., Gtd. Notes	4.000%	01/15/22	30	31,634
Time Warner, Inc., Gtd. Notes	4.875%	03/15/20	50	56,020
Viacom, Inc., Sr. Unsec’d. Notes (original cost $462,154; purchased 06/07/12)(f)(g)	3.125%	06/15/22	465	456,598

				544,252

Non-Captive Finance — 0.7%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	155	153,783
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%	01/07/21	45	50,109
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	60	66,722
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	75	88,841
General Electric Capital Corp., Sub. Notes, MTN	5.300%	02/11/21	250	284,280

				643,735

Paper — 0.4%
International Paper Co., Sr. Unsec’d. Notes	4.750%	02/15/22	290	319,773

Pipelines & Other — 1.6%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.500%	09/01/23	385	373,912
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.950%	09/01/22	175	178,989
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	600	653,580
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21	60	62,741
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	150	159,934

				1,429,156

Railroads — 0.4%
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes	4.500%	01/15/22	200	220,007
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	150	174,913

				394,920

Real Estate Investment Trusts (REITs) — 0.2%
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	65	67,755
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	65	75,624

				143,379

Retailers — 0.1%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	100	110,541

Telecommunications — 1.6%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	210	215,928

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Telecommunications (continued)
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	305	$324,475
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	200	206,050
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	630	705,029

				1,451,482

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	33	43,241

TOTAL CORPORATE BONDS (cost $19,019,062)				19,696,576

NON-CORPORATE FOREIGN AGENCIES — 3.7%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	840	851,346
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, 144A	2.375%	03/31/16	370	381,951
Export Development Canada (Canada), Sr. Unsec’d. Notes.	1.500%	10/03/18	1,030	1,030,917
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A.	1.125%	05/23/18	1,118	1,105,393

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $3,340,935)				3,369,607

SOVEREIGNS — 7.4%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	850	851,037
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%	09/15/14	1,100	1,105,700
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%	02/14/17	100	100,240
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%	05/22/15	720	722,538
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%	04/25/16	200	199,709
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	1.125%	05/02/17	500	503,537
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%	03/17/16	680	700,968
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%	05/18/15	1,210	1,211,578
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%	09/12/15	710	709,624
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%	03/06/18	500	534,320

TOTAL SOVEREIGNS (cost $6,664,015)				6,639,251

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.4%
Federal Farm Credit Bank	1.625%	11/19/14	500	502,872
Federal Home Loan Mortgage Corp.	1.750%	05/30/19	610	612,290
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	330	329,351
Federal National Mortgage Assoc.(h)	0.875%	05/21/18	1,120	1,101,202
Federal National Mortgage Assoc	1.750%	06/20/19	640	641,476
Federal National Mortgage Assoc	1.875%	02/19/19	335	339,474

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Financing Corp., Strips Principal, Series 4P, Debs.	1.398%	(s)	10/06/17	960	$921,204
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes	2.842%	(s)	09/26/19	2,185	1,969,808
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	295	298,769
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.427%	(s)	03/15/22	170	137,738
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23-12/04/23	400	487,434
Residual Funding Corp. Strips Principal, Bonds	2.715%	(s)	01/15/21	4,880	4,201,700
Resolution Funding Corp., Interest Strips, Bonds	4.496%	(s)	01/15/22	1,700	1,398,604

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,360,447)					12,941,922

U.S. TREASURY OBLIGATIONS — 16.3%
U.S. Treasury Bonds	3.625%		02/15/44	90	94,978
U.S. Treasury Notes	0.625%		04/30/18	380	371,034
U.S. Treasury Notes(h)	1.375%		06/30/18	8,575	8,594,431
U.S. Treasury Notes	1.500%		05/31/19	250	248,750
U.S. Treasury Notes	1.625%		04/30/19-06/30/19	2,460	2,463,038
U.S. Treasury Notes	2.500%		05/15/24	1,965	1,962,237
U.S. Treasury Notes	2.750%		02/15/24	240	245,456
U.S. Treasury Strips Coupon(k)	2.171%	(s)	02/15/22	830	693,267

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,640,018)					14,673,191

TOTAL LONG-TERM INVESTMENTS (cost $83,942,030)					84,938,316

				Shares
SHORT-TERM INVESTMENTS — 3.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 3.4%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,074,222)(w)(Note 4)				3,074,222	3,074,222

			Counterparty	Notional Amount (000)#
OPTION PURCHASED* — 0.1%
Call Option
Interest Rate Swap Option, Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $44,931)			Citigroup Global Markets	3,540	44,557

TOTAL SHORT-TERM INVESTMENTS (cost $3,119,153)					3,118,779

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS — 98.0% (cost $87,061,183)	$88,057,095
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 2.0%	1,759,071

NET ASSETS — 100.0%	$89,816,166

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
CDX	Credit Derivative Index
LIBOR	London Interbank Offered Rate MTN Medium Term Note
USAID	United States Agency for International Development

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(f)	Indicates a restricted security; the aggregate cost of such securities is $462,154. The aggregate value of $456,598 is approximately 0.5% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
61	2 Year U.S. Treasury Notes	Sep. 2014	$13,383,368	$13,395,219	$11,851
1	U.S. Long Bonds	Sep. 2014	136,283	137,188	905
4	U.S. Ultra Bonds	Sep. 2014	590,500	599,750	9,250

					22,006

Short Positions:
22	5 Year U.S. Treasury Notes	Sep. 2014	2,626,055	2,628,141	(2,086)
29	10 Year U.S. Treasury Notes	Sep. 2014	3,619,037	3,629,985	(10,948)

					(13,034)

					$8,972

(1)	A U.S. Treasury obligation with a market value of $167,052 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
7,855	08/27/14	0.630%	3 month LIBOR(2)	$(20,125)	$—	$(20,125)	Barclays Capital Group
7,855	08/28/14	0.630%	3 month LIBOR(2)	(20,080)	—	(20,080)	Barclays Capital Group
1,400	09/19/14	0.669%	3 month LIBOR(2)	(3,866)	—	(3,866)	JPMorgan Chase
20,000	08/29/15	0.531%	3 month LIBOR(2)	(69,404)	—	(69,404)	Bank of Nova Scotia
4,950	09/28/15	0.491%	3 month LIBOR(1)	15,991	—	15,991	Credit Suisse First Boston Corp.
18,640	11/30/16	0.936%	3 month LIBOR(2)	(95,415)	—	(95,415)	JPMorgan Chase
18,640	11/30/16	0.935%	3 month LIBOR(2)	(95,108)	—	(95,108)	JPMorgan Chase

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued)
10,000	12/02/16	1.310%	3 month LIBOR(2)	$(143,575)	$—	$(143,575)	Barclays Capital Group
4,900	10/26/17	0.861%	3 month LIBOR(1)	(36,259)	—	(36,259)	Credit Suisse First Boston Corp.
270	05/15/18	2.318%	3 month LIBOR(1)	10,864	—	10,864	JPMorgan Chase
1,118	05/17/18	0.989%	3 month LIBOR(2)	13,705	—	13,705	Credit Suisse First Boston Corp.
51,000	05/31/18	1.218%	3 month LIBOR(1)	(214,105)	—	(214,105)	Barclays Capital Group
5,300	02/21/19	1.643%	3 month LIBOR(2)	(39,124)	—	(39,124)	JPMorgan Chase
4,000	08/08/19	1.271%	3 month LIBOR(2)	71,025	—	71,025	Credit Suisse First Boston Corp.
19,500	08/29/19	1.299%	3 month LIBOR(2)	360,010	—	360,010	Bank of Nova Scotia
2,950	10/02/19	1.188%	3 month LIBOR(2)	79,761	—	79,761	Bank of Nova Scotia
3,200	10/11/19	1.220%	3 month LIBOR(2)	83,240	—	83,240	Bank of Nova Scotia
17,400	10/29/19	1.376%	3 month LIBOR(2)	332,285	—	332,285	Barclays Capital Group
8,100	12/03/19	1.179%	3 month LIBOR(2)	262,786	—	262,786	Bank of Nova Scotia
50,000	02/25/20	1.483%	3 month LIBOR(2)	813,824	—	813,824	Bank of Nova Scotia
1,100	04/16/20	1.359%	3 month LIBOR(2)	30,929	—	30,929	JPMorgan Chase
5,400	04/18/20	1.346%	3 month LIBOR(2)	157,185	—	157,185	JPMorgan Chase
100	07/28/21	3.085%	3 month LIBOR(1)	7,353	—	7,353	Bank of America
3,000	08/24/21	2.252%	3 month LIBOR(1)	35,033	—	35,033	Bank of America
2,900	09/06/21	2.265%	3 month LIBOR(2)	(33,201)	—	(33,201)	UBS AG
10,695	09/27/21	1.933%	3 month LIBOR(1)	(149,892)	—	(149,892)	Citigroup Global Markets
920	10/06/21	2.060%	3 month LIBOR(2)	5,839	—	5,839	UBS AG
16,300	10/13/21	2.340%	3 month LIBOR(1)	211,199	—	211,199	UBS AG
4,985	10/14/21	2.405%	3 month LIBOR(1)	87,058	—	87,058	UBS AG
13,565	11/29/21	2.129%	3 month LIBOR(1)	(84,931)	—	(84,931)	JPMorgan Chase
8,950	11/30/21	2.229%	3 month LIBOR(1)	6,895	—	6,895	JPMorgan Chase
4,850	01/31/22	2.038%	3 month LIBOR(1)	(45,097)	—	(45,097)	Citigroup Global Markets
1,145	02/21/22	2.105%	3 month LIBOR(2)	6,326	—	6,326	JPMorgan Chase
765	02/21/22	2.100%	3 month LIBOR(2)	4,515	—	4,515	JPMorgan Chase
1,160	02/23/22	2.117%	3 month LIBOR(2)	5,559	—	5,559	JPMorgan Chase
28,400	03/19/22	2.389%	3 month LIBOR(1)	385,776	—	385,776	Bank of Nova Scotia
3,100	03/23/22	2.368%	3 month LIBOR(1)	32,263	—	32,263	Citigroup Global Markets
2,650	05/15/22	1.988%	3 month LIBOR(2)	59,170	—	59,170	JPMorgan Chase
15,000	05/21/22	1.892%	3 month LIBOR(1)	(450,673)	—	(450,673)	Bank of Nova Scotia
12,300	06/07/22	1.771%	3 month LIBOR(1)	(498,884)	—	(498,884)	Bank of Nova Scotia
9,900	10/25/22	1.801%	3 month LIBOR(1)	(423,426)	—	(423,426)	Credit Suisse First Boston Corp.
4,015	12/31/22	3.510%	3 month LIBOR(1)	828,186	—	828,186	Citigroup Global Markets
3,500	12/31/22	4.063%	3 month LIBOR(1)	1,025,378	—	1,025,378	Citigroup Global Markets
2,500	12/31/22	3.843%	3 month LIBOR(1)	680,614	—	680,614	JPMorgan Chase
3,565	02/14/23	2.069%	3 month LIBOR(1)	(77,903)	—	(77,903)	Bank of Nova Scotia
3,000	06/05/23	2.299%	3 month LIBOR(1)	(39,749)	—	(39,749)	Citigroup Global Markets
4,445	10/05/26	2.410%	3 month LIBOR(1)	(178,287)	—	(178,287)	Barclays Capital Group
3,830	10/06/26	2.312%	3 month LIBOR(1)	(195,323)	—	(195,323)	JPMorgan Chase
27,700	11/30/26	2.550%	3 month LIBOR(1)	(828,537)	—	(828,537)	JPMorgan Chase
1,350	12/21/26	2.388%	3 month LIBOR(2)	66,968	—	66,968	Barclays Capital Group
1,000	02/23/27	2.540%	3 month LIBOR(2)	27,419	—	27,419	Barclays Capital Group
2,700	04/19/27	2.552%	3 month LIBOR(2)	83,690	—	83,690	Barclays Capital Group
4,500	07/12/27	2.065%	3 month LIBOR(2)	380,790	—	380,790	Barclays Capital Group
345	09/06/41	3.110%	3 month LIBOR(2)	8,176	—	8,176	UBS AG
345	09/06/41	3.028%	3 month LIBOR(2)	13,645	—	13,645	UBS AG

				$2,450,493	$—	$2,450,493

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
1,000	08/06/18	1.693%	3 month LIBOR(1)	$—	$11,125	$11,125
6,875	11/30/18	1.625%	3 month LIBOR(2)	(1,702)	(6,941)	(5,239)
42,000	05/06/19	1.743%	3 month LIBOR(1)	339	176,288	175,949

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
1,700	10/22/20	2.113%	3 month LIBOR(2)	$160	$(8,671)	$(8,831)
3,000	12/05/20	2.210%	3 month LIBOR(1)	168	28,467	28,299
29,250	05/06/21	2.261%	3 month LIBOR(2)	326	(229,532)	(229,858)
5,350	05/15/21	2.375%	3 month LIBOR(2)	(40,476)	(52,169)	(11,693)
15,800	06/03/21	2.105%	3 month LIBOR(2)	245	53,015	52,770
550	08/16/23	2.891%	3 month LIBOR(1)	43	17,657	17,614
660	10/25/23	2.653%	3 month LIBOR(2)	67	(6,737)	(6,804)
600	10/28/23	2.638%	3 month LIBOR(2)	155	(5,274)	(5,429)
1,450	02/06/24	2.761%	3 month LIBOR(2)	162	(24,227)	(24,389)
1,000	05/19/24	2.641%	3 month LIBOR(2)	158	(3,394)	(3,552)
11,000	05/06/29	3.139%	3 month LIBOR(2)	260	(180,478)	(180,738)
250	03/31/44	3.474%	3 month LIBOR(1)	154	8,299	8,145

				$(39,941)	$(222,572)	$(182,631)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation
Exchange-traded credit default swaps—Buy Protection(1):
CDX.NA.IG.20	06/20/18	2,000	1.000%	$(29,236)	$(43,363)	$(14,127)
CDX.NA.IG.22	06/20/19	2,500	1.000%	(38,198)	(49,562)	(11,364)

				$(67,434)	$(92,925)	$(25,491)

A U.S. Government Agency obligation with a market value of $1,101,202 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2014.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$12,660,188	$—
Commercial Mortgage-Backed Securities	—	14,957,581	—
Corporate Bonds	—	19,696,576	—
Non-Corporate Foreign Agencies	—	3,369,607	—
Sovereigns	—	6,639,251	—
U.S. Government Agency Obligations	—	12,941,922	—
U.S. Treasury Obligations	—	14,673,191	—
Affiliated Money Market Mutual Fund	3,074,222	—	—
Options Purchased	—	44,557	—
Other Financial Instruments*
Futures Contracts	8,972	—	—
Interest Rate Swaps	—	2,267,862	—
Credit Default Swaps	—	(25,491)	—

Total	$3,083,194	$87,225,244	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 were as follows:

Commercial Mortgage-Backed Securities	16.7%
U.S. Treasury Obligations	16.3
U.S. Government Agency Obligations	14.4
Non-Residential Mortgage-Backed Securities	14.1
Sovereigns	7.4
Banking	6.3
Non-Corporate Foreign Agencies	3.7
Affiliated Money Market Mutual Fund	3.4
Insurance	2.2
Telecommunications	1.6
Pipelines & Other	1.6
Chemicals	1.6
Healthcare Insurance	1.2
Energy – Other	1.1
Cable	0.8
Non-Captive Finance	0.7
Automotive	0.6

Energy – Integrated	0.6%
Media & Entertainment	0.6
Healthcare & Pharmaceutical	0.6
Capital Goods	0.5
Railroads	0.4
Paper	0.4
Aerospace & Defense	0.3
Foods	0.2
Real Estate Investment Trusts (REITs)	0.2
Electric	0.2
Retailers	0.1
Tobacco	0.1
Option Purchased	0.1

98.0
Other assets in excess of liabilities	2.0

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	$—		Due to broker — variation margin	$25,491	*
Interest rate contracts	Due to broker — variation margin	315,908	*	Due to broker — variation margin	489,567	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	6,193,457		Unrealized depreciation on over-the-counter swap agreements	3,742,964
Interest rate contracts	Unaffiliated investments	44,557		—	—

Total		$6,553,922			$4,258,022

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(31,874)	$(31,874)
Interest rate contracts	(17,812)	14,851	(1,080,694)	974,959	(108,696)

Total	$(17,812)	$14,851	$(1,080,694)	$943,085	$(140,570)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Swaps	Total
Credit contracts	$—	$—	$(7,431)	$(7,431)
Interest rate contracts	14,363	(70,275)	4,536,836	4,480,924

Total	$14,363	$(70,275)	$4,529,405	$4,473,493

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts — Long Positions(3)	Futures Contracts — Short Positions(3)	Interest Rate Swap Agreements(4)	Credit Default Swaps as Buyer(4)
$46,758	$6,266	$29,530,754	$25,894,516	$562,668,000	$4,666,667

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Bank of America	$42,386	$—	$—	$42,386
Bank of Nova Scotia	1,985,397	(1,096,864)	(826,277)	62,256
Barclays Capital Group	891,152	(576,172)	(478,078)	—
Citigroup Global Markets	1,930,384	(234,738)	(1,654,298)	41,348
Credit Suisse First Boston Corp.	100,721	(100,721)	—	—
JPMorgan Chase	962,057	(962,057)	—	—
UBS AG	325,917	(33,201)	(286,889)	5,827

	$6,238,014

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$—	$—	$—	$—
Bank of Nova Scotia	(1,096,864)	1,096,864	—	—
Barclays Capital Group	(576,172)	576,172	—	—
Citigroup Global Markets	(234,738)	234,738	—	—
Credit Suisse First Boston Corp.	(459,685)	100,721	407,209	—
JPMorgan Chase	(1,342,304)	962,057	461,060	—
UBS AG	(33,201)	33,201	—	—

	$(3,742,964)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BOND PORTFOLIO 2022 (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Unaffiliated investments (cost $83,986,961)	$84,982,873
Affiliated investments (cost $3,074,222)	3,074,222
Unrealized appreciation on over-the-counter swap agreements	6,193,457
Dividends and interest receivable	365,967
Prepaid expenses	205

Total Assets	94,616,724

LIABILITIES:
Unrealized depreciation on over-the-counter swap agreements	3,742,964
Payable for fund share repurchased	427,321
Payable for investments purchased	399,992
Accrued expenses and other liabilities	72,663
Due to broker-variation margin	59,788
Payable to custodian	48,784
Advisory fees payable	47,689
Distribution fee payable	992
Affiliated transfer agent fee payable	365

Total Liabilities	4,800,558

NET ASSETS	$89,816,166

Net assets were comprised of:
Paid-in capital	$58,120,204
Retained earnings	31,695,962

Net assets, June 30, 2014	$89,816,166

Net asset value and redemption price per share, $89,816,166 / 7,207,660 outstanding shares of beneficial interest	$12.46

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$1,065,113
Affiliated dividend income	1,262

1,066,375

EXPENSES
Advisory fees	314,913
Distribution fee	49,708
Custodian and accounting fees	38,000
Audit fee	22,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Commitment fee on syndicated credit agreement	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Shareholders’ reports	3,000
Insurance expenses	1,000
Loan interest expense	256
Miscellaneous	4,997

Total expenses	452,874

NET INVESTMENT INCOME	613,501

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	6,436
Futures transactions	(1,080,694)
Swap agreement transactions	943,085
Options written transactions	14,851

(116,322)

Net change in unrealized appreciation (depreciation) on:
Investments	1,813,610
Futures	(70,275)
Swap agreements	4,529,405

6,272,740

NET GAIN ON INVESTMENTS	6,156,418

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,769,919

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$613,501	$2,951,399
Net realized gain (loss) on investment transactions	(116,322)	5,970,932
Net change in unrealized appreciation (depreciation) on investments	6,272,740	(32,233,825)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,769,919	(23,311,494)

FUND SHARE TRANSACTIONS:
Fund share sold [317,478 and 4,634,267 shares, respectively]	3,873,285	57,089,937
Fund share repurchased [2,510,363 and 30,254,790 shares, respectively]	(30,534,289)	(376,971,940)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(26,661,004)	(319,882,003)

TOTAL DECREASE IN NET ASSETS	(19,891,085)	(343,193,497)
NET ASSETS:
Beginning of period	109,707,251	452,900,748

End of period	$89,816,166	$109,707,251

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 97.4% ASSET-BACKED SECURITIES — 16.6%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-1, Class A3	0.930%		02/15/16	15	$15,251
American Express Credit Account Master Trust, Series 2012-3, Class A	0.302%	(c)	03/15/18	400	400,229
American Express Credit Account Master Trust, Series 2013-1, Class A	0.572%	(c)	02/16/21	4,300	4,312,079
American Express Credit Account Master Trust, Series 2014-1, Class A	0.522%	(c)	12/15/21	2,200	2,203,223
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	0.740%		11/08/16	1,380	1,381,663
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.433%	(c)	10/10/17	700	700,062
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	2,500	2,527,460
BA Credit Card Trust, Series 2006-A7, Class A7	0.192%	(c)	12/15/16	1,000	999,923
BA Credit Card Trust, Series 2014-A2, Class A	0.422%	(c)	09/16/19	2,200	2,201,863
Bank of America Auto Trust, Series 2012-1, Class A3	0.780%		06/15/16	41	40,668
CarMax Auto Owner Trust, Series 2012-1, Class A3	0.890%		09/15/16	26	26,305
CarMax Auto Owner Trust, Series 2013-3, Class A2	0.590%		08/15/16	2,485	2,487,328
Chase Issuance Trust, Series 2007-C1, Class C1	0.612%	(c)	04/15/19	3,900	3,870,181
Chase Issuance Trust, Series 2012-A7, Class A7	2.160%		09/15/24	2,000	1,896,988
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	3,200	3,209,379
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.624%	(c)	03/24/17	2,630	2,629,106
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2	1.303%	(c)	01/23/20	1,900	1,956,344
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.434%	(c)	05/24/18	1,000	1,000,306
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.020%		02/22/19	3,000	2,998,476
Discover Card Execution Note Trust, Series 2012-A3, Class A3	0.860%		11/15/17	435	436,821
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.352%	(c)	01/16/18	537	537,283
Discover Card Execution Note Trust, Series 2013-A3, Class A3	0.332%	(c)	10/15/18	1,000	999,946
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	1,942	1,950,319
Fifth Third Auto Trust, Series 2013-1, Class A2	0.590%		03/15/16	1,450	1,451,246
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	300	306,915
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	0.720%		12/15/16	53	52,614
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	691	695,212
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	657	657,893
Ford Credit Auto Owner Trust, Series 2013-C, Class A2	0.550%		04/15/16	1,643	1,643,760
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	1,000	1,008,966
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.532%	(c)	01/15/18	500	500,952

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.553%	(c)	04/20/18	800	$802,297
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	0.730%		01/25/16	3,046	3,051,189
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770%		01/15/16	23	22,778
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	800	800,947
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	1,900	1,906,829
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2	0.490%		06/15/15	420	420,418
Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A2	0.500%		03/15/16	2,263	2,264,501
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, 144A	0.690%		05/09/16	1,897	1,899,103
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3	0.730%		05/15/16	26	26,527
Nissan Auto Receivables Owner Trust, Series 2013-B, Class A2	0.520%		04/15/16	2,275	2,276,577
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.452%	(c)	02/15/18	775	775,384
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2	0.890%		09/15/16	484	485,017
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.522%	(c)	06/15/17	1,600	1,601,315
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/20/15	2,385	2,386,951
World Omni Auto Receivables Trust, Series 2012-B, Class A2	0.430%		11/15/15	24	23,779

TOTAL ASSET-BACKED SECURITIES (cost $63,753,374)					63,842,373

COMMERCIAL MORTGAGE-BACKED SECURITIES — 21.5%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	5.731%	(c)	05/10/45	700	750,168
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	50	51,166
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	5,603	5,756,769
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4	5.405%		12/11/40	60	62,413
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3	5.736%		06/11/50	38	38,116
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	98	105,088
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799%		08/10/42	7,635	7,702,180
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%		04/10/37	7,138	7,395,004
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	3,100	3,146,599
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	6,900	7,036,337
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	5.014%	(c)	02/15/38	7,177	7,232,446

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	5.100%		08/15/38	618	$636,008
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	50	53,630
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%		02/25/23	4,000	4,173,484
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A	4.751%		07/10/39	3,515	3,587,334
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%		04/10/38	130	137,349
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	1,520	1,648,204
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	2,500	2,587,245
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4	5.405%	(c)	12/15/44	6,450	6,744,836
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.976%	(c)	06/15/49	23	22,938
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	6.146%	(c)	02/15/51	17	16,853
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	600	603,937
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A2	2.665%		01/15/46	5,400	5,563,312
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%		07/12/38	2,225	2,301,631
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.862%	(c)	05/12/39	150	160,091
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	6.066%	(c)	06/12/46	299	321,842
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	750	807,100
Morgan Stanley Capital I Trust, Series 2005-IQ9, Class A5	4.700%		07/15/56	41	41,400
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	8,100	8,257,375
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	155	160,234
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	1,000	1,035,183
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.455%	(c)	12/15/44	1,000	1,048,672
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	500	532,360
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.904%	(c)	05/15/43	300	323,901
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	469	506,192
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	1,536	1,664,490
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.140%	(c)	02/15/51	100	109,424
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	500	503,490

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $83,961,169)					82,824,801

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS — 17.6%
Aerospace & Defense
Precision Castparts Corp., Sr. Unsec’d. Notes	2.500%	01/15/23	75	$71,833

Automotive — 0.4%
Cummins, Inc., Sr. Unsec’d. Notes	3.650%	10/01/23	455	472,116
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	01/16/18	200	204,302
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	8.125%	01/15/20	800	1,021,434

				1,697,852

Banking — 8.2%
American Express Co., Sr. Unsec’d. Notes(a)	2.650%	12/02/22	1,185	1,155,552
Bank of America Corp., Sr. Unsec’d. Notes	5.700%	01/24/22	700	812,268
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%	01/11/23	2,210	2,178,300
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%	10/29/15	4,895	4,973,761
Bank of Nova Scotia (Canada), Covered Bonds, 144A	2.150%	08/03/16	8,650	8,902,840
Citigroup, Inc., Sr. Unsec’d. Notes	3.375%	03/01/23	1,660	1,653,649
Citigroup, Inc., Sub. Notes	5.500%	09/13/25	1,010	1,126,624
Discover Bank, Sr. Unsec’d. Notes(a)	2.000%	02/21/18	600	603,574
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%	03/15/20	2,675	3,030,178
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	4.000%	03/30/22	100	106,390
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%	01/14/22	50	56,112
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	50	54,787
JPMorgan Chase & Co., Sub. Notes(a)(h)	3.375%	05/01/23	2,840	2,787,515
Morgan Stanley, Sr. Unsec’d. Notes(a)	5.750%	01/25/21	325	377,528
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%	07/28/21	425	488,251
Morgan Stanley, Sub. Notes, MTN(a)	4.100%	05/22/23	725	735,449
Morgan Stanley, Sub. Notes, MTN	4.875%	11/01/22	1,690	1,814,076
PNC Bank NA, Sub. Notes	2.950%	01/30/23	250	244,679
Wells Fargo & Co., Sub. Notes, MTN	3.450%	02/13/23	370	368,190

				31,469,723

Cable — 0.1%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.800%	03/15/22	50	51,631
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	175	173,528

				225,159

Capital Goods
John Deere Capital Corp., Sr. Unsec’d. Notes	2.800%	01/27/23	50	49,264

Chemicals — 1.5%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	15	14,704
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	175	215,556
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	3.000%	11/15/22	150	147,528
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.250%	11/15/20	3,620	3,935,259
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.625%	01/15/20	669	751,648
LYB International Finance BV (Netherlands), Gtd. Notes(a)	4.000%	07/15/23	645	677,131

				5,741,826

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric — 0.4%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,535	$1,547,730

Energy – Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.375%	05/10/18	345	341,789
Chevron Corp., Sr. Unsec’d. Notes	3.191%	06/24/23	275	279,307
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	275	319,155

				940,251

Energy – Other — 0.5%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	350	358,497
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	4.150%	12/15/21	550	591,330
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(a)	7.500%	01/15/20	800	986,970
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	50	56,002

				1,992,799

Foods
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	80	76,659

Healthcare & Pharmaceutical — 1.6%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/15/22	50	51,542
Baxter International, Inc., Sr. Unsec’d. Notes(a)	3.200%	06/15/23	925	917,446
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%	05/18/23	3,420	3,341,897
Mylan, Inc., Gtd. Notes	1.800%	06/24/16	225	228,186
Pfizer, Inc., Sr. Unsec’d. Notes(h)	3.000%	06/15/23	1,645	1,642,932

				6,182,003

Healthcare Insurance — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	175	169,056
Aetna, Inc., Sr. Unsec’d. Notes	3.950%	09/01/20	1,350	1,464,386
WellPoint, Inc., Sr. Unsec’d. Notes(a)	3.300%	01/15/23	25	24,970

				1,658,412

Insurance — 1.5%
Allstate Corp. (The), Sr. Unsec’d. Notes	3.150%	06/15/23	740	742,519
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	1,000	1,207,246
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%	04/15/22	1,300	1,478,247
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	500	518,234
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	1,400	1,555,310
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	150	146,681
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	20	19,905
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	2.875%	12/06/22	55	52,642

				5,720,784

Media & Entertainment
Viacom, Inc., Sr. Unsec’d. Notes (original cost $50,339; purchased 06/27/12)(f)(g)	3.125%	06/15/22	50	49,096

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Non-Captive Finance — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	1,915	$1,899,967
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	5	5,560

				1,905,527

Pipelines & Other — 0.3%
Enterprise Products Operating LLC, Gtd. Notes(a)	3.350%	03/15/23	500	500,874
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.500%	09/01/23	350	339,920
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	215	234,200

				1,074,994

Road & Rail — 0.7%
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%	04/01/19	2,250	2,575,125

Technology — 0.2%
Oracle Corp., Sr. Unsec’d. Notes	3.625%	07/15/23	630	649,058

Telecommunications — 1.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	02/15/22	50	49,776
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	3,720	4,163,025

				4,212,801

TOTAL CORPORATE BONDS (cost $66,631,833)				67,840,896

NON-CORPORATE FOREIGN AGENCIES — 4.4%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	4,360	4,418,891
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	4.250%	10/20/14	150	151,838
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes	3.500%	07/01/14	127	127,000
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	4.750%	10/15/14	388	393,005
Export Development Canada (Canada), Sr. Unsec’d. Notes	1.500%	10/03/18	5,260	5,264,681
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	08/17/15	340	341,054
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	6,346	6,274,442
Societe de Financement de l’Economie Francaise (France), Gov’t. Gtd. Notes, RegS	2.875%	09/22/14	100	100,586

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $16,971,685)				17,071,497

SOVEREIGNS — 5.6%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	2,400	2,402,928
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	0.875%	09/14/15	300	301,968
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.750%	03/05/15	1,400	1,423,268

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
SOVEREIGNS (continued)
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%		09/15/14	600	$603,109
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%		02/14/17	2,200	2,205,282
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	2.375%		09/10/14	3,000	3,011,220
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%		05/22/15	550	551,939
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	1,600	1,597,670
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	2,530	2,608,015
Kingdom of Sweden (Sweden), Notes, MTN, 144A	0.375%		12/22/15	300	300,024
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	2,240	2,242,921
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	640	639,661
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, RegS	0.250%		09/12/15	1,300	1,299,464
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	440	417,306
Republic of Austria (Austria), Sr. Unsec’d. Notes, MTN, RegS	1.750%		06/17/16	1,500	1,536,270
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%		03/06/18	500	534,320

TOTAL SOVEREIGNS (cost $21,765,426)					21,675,365

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.2%
Federal Home Loan Banks(a)	0.375%		08/28/15	695	696,505
Federal Home Loan Banks	1.000%		06/21/17	1,545	1,550,112
Federal Home Loan Mortgage Corp.	0.500%		04/17/15	800	802,306
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	4,960	4,978,620
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	2,415	2,410,247
Federal National Mortgage Assoc.(a)(h)(k)	0.875%		05/21/18	12,060	11,857,585
Federal National Mortgage Assoc.	1.750%		06/20/19	4,895	4,906,288
Federal National Mortgage Assoc.(h)	1.875%		09/18/18	6,975	7,089,571
Federal National Mortgage Assoc.(a)	1.875%		02/19/19	1,950	1,976,044
Financing Corp., Strips Principal, Series 4P, Debs.	1.398%	(s)	10/06/17	4,740	4,548,447
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes	1.804%	(s)	09/26/19	2,760	2,488,179
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	1.945%		06/23/19	375	376,988
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	1,350	1,367,248
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	1.820%	(s)	09/15/20	8,085	6,980,565
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23-04/26/24	6,481	7,900,472
Residual Funding Corp. Strips Principal, Bonds	2.228%	(s)	10/15/19	23,035	20,782,615
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.598%	(s)	07/15/20	115	100,785
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.875%		02/15/21	500	550,313

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $80,339,440)					81,362,890

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS — 10.5%
U.S. Treasury Bonds	3.625%		02/15/44	1,495	$1,577,691
U.S. Treasury Notes	1.250%		11/30/18	285	282,417
U.S. Treasury Notes	1.500%		12/31/18	835	835,457
U.S. Treasury Notes(a)	1.500%		05/31/19	825	820,875
U.S. Treasury Notes	1.625%		04/30/19-06/30/19	6,055	6,059,659
U.S. Treasury Notes	2.000%		05/31/21	700	694,750
U.S. Treasury Notes	2.500%		05/15/24	8,315	8,303,309
U.S. Treasury Strips Coupon	2.171%	(s)	02/15/22	16,680	13,932,153
U.S. Treasury Strips Coupon	2.695%	(s)	08/15/21	9,120	7,769,355
U.S. Treasury Strips Coupon	2.783%	(s)	02/15/25	20	14,876

TOTAL U.S. TREASURY OBLIGATIONS (cost $40,102,027)					40,290,542

TOTAL LONG-TERM INVESTMENTS (cost $373,524,954)					374,908,364

				Shares
SHORT-TERM INVESTMENTS — 7.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 7.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $30,301,626; includes $20,825,902 of cash collateral for securities on loan)(b)(w)(Note 4)				30,301,626	30,301,626

	Counterparty			Notional Amount (000)#
OPTION PURCHASED*
Call Option
Interest Rate Swap Option, Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $207,392)	Citigroup Global Markets			16,340	205,665

TOTAL SHORT-TERM INVESTMENTS (cost $30,509,018)					30,507,291

TOTAL INVESTMENTS — 105.3% (cost $404,033,972)					405,415,655
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (5.3)%					(20,480,577)

NET ASSETS — 100.0%					$384,935,078

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
CDX	Credit Derivative Index
FHLMC	Federal Home Loan Mortgage Corporation LIBOR London Interbank Offered Rate MTN Medium Term Note
USAID	United States Agency for International Development

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,377,723; cash collateral of $20,825,902 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(f)	Indicates a restricted security; the aggregate cost of such security is $50,339. The aggregate value of $49,096 is approximately 0.0% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
520	5 Year U.S. Treasury Notes	Sep. 2014	$62,052,761	$62,119,688	$66,927
48	10 Year U.S. Treasury Notes	Sep. 2014	6,006,615	6,008,250	1,635

					68,562

Short Positions:
281	2 Year U.S. Treasury Notes	Sep. 2014	61,711,663	61,705,844	5,819
133	U.S. Long Bonds	Sep. 2014	18,156,499	18,245,938	(89,439)
35	U.S. Ultra Bonds	Sep. 2014	5,240,497	5,247,812	(7,315)

					(90,935)

					$(22,373)

(1)	A U.S. Government Agency obligation with a market value of $531,464 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
790	07/03/14	0.553%	3 month LIBOR(1)	$1,734	$—	$1,734	Bank of Nova Scotia
2,275	12/03/15	0.450%	3 month LIBOR(2)	(2,553)	—	(2,553)	Citigroup Global Markets
190	03/22/16	0.535%	3 month LIBOR(2)	(468)	—	(468)	Citigroup Global Markets
990	11/30/16	0.935%	3 month LIBOR(2)	(5,051)	—	(5,051)	JPMorgan Chase
990	11/30/16	0.936%	3 month LIBOR(2)	(5,068)	—	(5,068)	JPMorgan Chase
165	01/27/17	1.138%	3 month LIBOR(2)	(2,098)	—	(2,098)	Bank of Nova Scotia
960	03/29/17	1.267%	3 month LIBOR(2)	(13,164)	—	(13,164)	Bank of Nova Scotia
500	04/13/17	1.168%	3 month LIBOR(1)	4,694	—	4,694	Bank of Nova Scotia
585	07/16/17	0.847%	3 month LIBOR(2)	862	—	862	Bank of Nova Scotia
750	09/25/17	0.820%	3 month LIBOR(2)	4,843	—	4,843	Bank of Nova Scotia
900	11/06/17	0.844%	3 month LIBOR(2)	7,846	—	7,846	Citigroup Global Markets
1,400	11/09/17	0.774%	3 month LIBOR(2)	15,820	—	15,820	Bank of Nova Scotia
7,930	02/08/18	0.956%	3 month LIBOR(2)	51,805	—	51,805	Citigroup Global Markets
438	05/17/18	0.989%	3 month LIBOR(2)	5,369	—	5,369	Credit Suisse First Boston Corp.
33,908	06/10/18	1.205%	3 month LIBOR(2)	183,533	—	183,533	UBS AG
35	02/21/19	1.573%	3 month LIBOR(2)	(160)	—	(160)	Citigroup Global Markets
650	05/14/19	1.538%	3 month LIBOR(1)	(2,563)	—	(2,563)	Bank of Nova Scotia
490	08/06/19	1.211%	3 month LIBOR(2)	10,223	—	10,223	Bank of Nova Scotia
200	10/11/19	1.220%	3 month LIBOR(2)	5,202	—	5,202	Bank of Nova Scotia
2,900	12/03/19	1.179%	3 month LIBOR(2)	94,084	—	94,084	Bank of Nova Scotia
9,300	04/10/20	1.358%	3 month LIBOR(2)	257,452	—	257,452	Bank of Nova Scotia
3,300	04/16/20	1.359%	3 month LIBOR(2)	92,787	—	92,787	JPMorgan Chase
1,365	04/17/20	1.330%	3 month LIBOR(1)	(40,758)	—	(40,758)	Bank of Nova Scotia

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued)
7,235	09/15/20	1.583%	3 month LIBOR(2)	$147,499	$—	$147,499	UBS AG
7,930	01/13/22	1.846%	3 month LIBOR(2)	170,883	—	170,883	Citigroup Global Markets
60	01/24/22	2.113%	3 month LIBOR(2)	143	—	143	Bank of Nova Scotia
35	02/02/22	1.914%	3 month LIBOR(2)	633	—	633	Citigroup Global Markets
30	02/17/22	2.018%	3 month LIBOR(2)	353	—	353	Bank of Nova Scotia
15	02/21/22	2.100%	3 month LIBOR(2)	89	—	89	JPMorgan Chase
25	02/21/22	2.105%	3 month LIBOR(2)	138	—	138	JPMorgan Chase
160	05/15/22	1.988%	3 month LIBOR(2)	3,572	—	3,572	JPMorgan Chase
450	06/07/22	1.771%	3 month LIBOR(1)	(18,252)	—	(18,252)	Bank of Nova Scotia
700	08/02/22	1.590%	3 month LIBOR(1)	(36,190)	—	(36,190)	Bank of Nova Scotia
300	08/29/22	1.777%	3 month LIBOR(2)	11,709	—	11,709	Citigroup Global Markets
220	09/11/22	1.833%	3 month LIBOR(2)	7,885	—	7,885	Bank of Nova Scotia
1,400	09/12/22	1.790%	3 month LIBOR(1)	(55,021)	—	(55,021)	Bank of Nova Scotia
1,650	09/27/22	1.728%	3 month LIBOR(1)	(75,188)	—	(75,188)	Bank of Nova Scotia
2,600	10/25/22	1.801%	3 month LIBOR(1)	(111,203)	—	(111,203)	Credit Suisse First Boston Corp.
1,800	11/15/22	1.639%	3 month LIBOR(2)	103,439	—	103,439	Barclays Capital Group
1,400	01/03/23	1.750%	3 month LIBOR(1)	(62,722)	—	(62,722)	Citigroup Global Markets
2,000	01/31/23	2.020%	3 month LIBOR(1)	(49,237)	—	(49,237)	Barclays Capital Group
1,900	02/04/23	2.048%	3 month LIBOR(1)	(43,342)	—	(43,342)	Barclays Capital Group
5,000	02/26/23	2.050%	3 month LIBOR(1)	(122,994)	—	(122,994)	Barclays Capital Group
6,100	04/18/23	1.890%	3 month LIBOR(1)	(262,010)	—	(262,010)	JPMorgan Chase
28,000	06/10/23	2.267%	3 month LIBOR(2)	460,104	—	460,104	UBS AG
67,300	12/31/23	0.000%	3 month LIBOR(1)	593,119	—	593,119	Barclays Capital Group
18,200	12/31/23	0.000%	3 month LIBOR(1)	174,567	—	174,567	Citigroup Global Markets
11,800	12/31/23	0.000%	3 month LIBOR(1)	(317,308)	—	(317,308)	Credit Suisse First Boston Corp.
10,900	12/31/23	0.000%	3 month LIBOR(1)	(214,227)	—	(214,227)	Citigroup Global Markets
5,000	12/31/23	2.355%	3 month LIBOR(1)	125,947	—	125,947	Barclays Capital Group
3,850	12/31/23	0.000%	3 month LIBOR(1)	271,996	—	271,996	Citigroup Global Markets
3,750	12/31/23	0.000%	3 month LIBOR(1)	(44,227)	—	(44,227)	JPMorgan Chase
2,930	12/31/23	0.000%	3 month LIBOR(1)	196,993	—	196,993	Citigroup Global Markets
2,000	12/31/23	0.000%	3 month LIBOR(1)	(86,660)	—	(86,660)	JPMorgan Chase
1,500	12/31/23	0.000%	3 month LIBOR(1)	(60,599)	—	(60,599)	Barclays Capital Group
1,400	12/31/23	0.000%	3 month LIBOR(1)	37,892	—	37,892	Barclays Capital Group
1,100	12/31/23	0.000%	3 month LIBOR(1)	(9,856)	—	(9,856)	Barclays Capital Group
800	12/31/23	0.000%	3 month LIBOR(1)	16,682	—	16,682	Barclays Capital Group
550	12/31/23	0.000%	3 month LIBOR(1)	11,903	—	11,903	Citigroup Global Markets
430	12/31/23	0.000%	3 month LIBOR(1)	5,108	—	5,108	Barclays Capital Group
355	12/31/23	0.000%	3 month LIBOR(1)	7,667	—	7,667	Citigroup Global Markets
245	03/09/27	2.480%	3 month LIBOR(1)	(8,556)	—	(8,556)	Bank of Nova Scotia
400	05/17/27	2.360%	3 month LIBOR(1)	(22,167)	—	(22,167)	Bank of Nova Scotia
420	07/17/27	2.028%	3 month LIBOR(1)	(37,321)	—	(37,321)	Bank of Nova Scotia

				$1,375,612	$—	$1,375,612

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3 month LIBOR(1)	$150	$—	$(150)
8,650	06/28/16	0.847%	3 month LIBOR(2)	—	(46,877)	(46,877)
1,680	12/04/17	0.755%	3 month LIBOR(2)	158	23,343	23,185
346	08/02/18	1.614%	3 month LIBOR(2)	—	(2,803)	(2,803)
2,600	08/16/18	1.641%	3 month LIBOR(2)	162	(22,805)	(22,967)
15,300	09/16/18	1.861%	3 month LIBOR(2)	219	(257,177)	(257,396)
11,000	09/18/18	1.724%	3 month LIBOR(2)	199	(122,111)	(122,310)
33,850	09/19/18	1.781%	3 month LIBOR(2)	302	(454,901)	(455,203)
14,000	10/03/18	1.566%	3 month LIBOR(1)	213	57,098	56,885
29,105	11/30/18	1.625%	3 month LIBOR(2)	(43,896)	(29,384)	14,512

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements (continued)
16,700	12/10/18	1.560%	3 month LIBOR(1)	$225	$21,905	$21,680
4,750	07/29/20	2.205%	3 month LIBOR(1)	—	63,882	63,882
117,300	09/09/20	2.613%	3 month LIBOR(2)	854	(4,251,231)	(4,252,085)
26,050	05/15/21	2.375%	3 month LIBOR(2)	(199,565)	(254,019)	(54,454)
10,500	06/03/21	2.105%	3 month LIBOR(2)	213	35,232	35,019
25,250	05/29/23	2.150%	3 month LIBOR(1)	—	(683,996)	(683,996)
50,000	06/27/23	2.746%	3 month LIBOR(1)	—	1,062,523	1,062,523
57,000	08/09/23	2.791%	3 month LIBOR(1)	606	1,359,692	1,359,086
37,500	10/22/23	2.720%	3 month LIBOR(2)	450	(597,975)	(598,425)
2,950	10/25/23	2.653%	3 month LIBOR(2)	59	(30,110)	(30,169)
13,700	10/28/23	2.638%	3 month LIBOR(2)	260	(120,422)	(120,682)
133,200	12/31/23	0.000%	3 month LIBOR(1)	—	1,808,595	1,808,595
121,000	12/31/23	0.000%	3 month LIBOR(1)	—	1,053,142	1,053,142
10,600	12/31/23	0.000%	3 month LIBOR(1)	—	(523,469)	(523,469)
16,350	02/06/24	2.761%	3 month LIBOR(2)	281	(273,184)	(273,465)
12,500	05/19/24	2.641%	3 month LIBOR(2)	250	(42,421)	(42,671)
20,000	06/02/24	2.533%	3 month LIBOR(2)	310	135,617	135,307
24,300	06/03/24	2.570%	3 month LIBOR(2)	344	83,747	83,403
3,750	03/31/44	3.474%	3 month LIBOR(1)	216	124,480	124,264

				$(237,990)	$(1,883,629)	$(1,645,639)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation
Exchange-traded credit default swaps—Buy Protection(1):
CDX.NA.IG.22	06/20/19	15,500	1.000%	$(236,826)	$(307,285)	$(70,459)

U.S. Government Agency obligations with a combined market value of $6,080,952 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2014.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$63,842,373	$—
Commercial Mortgage-Backed Securities	—	82,824,801	—
Corporate Bonds	—	67,840,896	—
Non-Corporate Foreign Agencies	—	17,071,497	—
Sovereigns	—	21,675,365	—
U.S. Government Agency Obligations	—	81,362,890	—
U.S. Treasury Obligations	—	40,290,542	—
Affiliated Money Market Mutual Fund	30,301,626	—	—
Option Purchased	—	205,665	—
Other Financial Instruments*
Futures Contracts	(22,373)	—	—
Interest Rate Swaps	—	(270,027)	—
Credit Default Swaps	—	(70,459)	—

Total	$30,279,253	$374,773,543	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Commercial Mortgage-Backed Securities	21.5%
U.S Government Agency Obligations	21.2
Non-Residential Mortgage-Backed Securities	16.6
U.S. Treasury Obligations	10.5
Banking	8.2
Affiliated Money Market Mutual Fund (5.4% represents investments purchased with collateral from securities on loan)	7.9
Sovereigns	5.6
Non-Corporate Foreign Agencies	4.4
Healthcare & Pharmaceutical	1.6
Chemicals	1.5
Insurance	1.5
Telecommunications	1.1

Road & Rail	0.7%
Energy – Other	0.5
Non-Captive Finance	0.5
Automotive	0.4
Healthcare Insurance	0.4
Electric	0.4
Pipelines & Other	0.3
Energy – Integrated	0.2
Technology	0.2
Cable	0.1

105.3
Liabilities in excess of other assets	(5.3)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	$—		Due from broker-variation margin	$70,459	*
Interest rate contracts	Due from broker-variation margin	5,915,864	*	Due from broker-variation margin	7,583,876	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	3,084,575		Unrealized depreciation on over-the-counter swap agreements	1,708,963
Interest rate contracts	Unaffiliated investments	205,665		—	—

Total		$9,206,104			$9,363,298

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(144,669)	$(144,669)
Interest rate contracts	(78,751)	79,285	(2,286,006)	(2,296,524)	(4,581,996)

Total	$(78,751)	$79,285	$(2,286,006)	$(2,441,193)	$(4,726,665)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Swaps	Total
Credit contracts	$—	$—	$(10,400)	$(10,400)
Interest rate contracts	67,650	(562,202)	30,946,029	30,451,477

Total	$67,650	$(562,202)	$30,935,629	$30,441,077

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts — Long Positions(3)	Futures Contracts — Short Positions(3)	Interest Rate Swap Agreements(4)	Credit Default Swap Agreements Buy Protection(4)
$216,294	$41,779	$39,293,720	$151,723,487	$1,121,640,000	$16,000,000

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of Nova Scotia	$403,295	$(311,278)	$—	$92,017
Barclays Capital Group	882,187	(286,028)	(400,921)	195,238
Citigroup Global Markets	1,111,667	(280,130)	(750,000)	81,537
Credit Suisse First Boston Corp.	5,369	(5,369)	—	—
JPMorgan Chase.	96,586	(96,586)	—	—
UBS AG	791,136	—	(1,071,448)	—

	$3,290,240

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of Nova Scotia	$(311,278)	$311,278	$—	$—
Barclays Capital Group	(286,028)	286,028	—	—
Citigroup Global Markets	(280,130)	280,130	—	—
Credit Suisse First Boston Corp.	(428,511)	5,369	610,055	—
JPMorgan Chase	(403,016)	96,586	415,032	—
UBS AG	—	—	—	—

	$(1,708,963)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST BOND PORTFOLIO 2023 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $20,377,723:
Unaffiliated investments (cost $373,732,346)	$375,114,029
Affiliated investments (cost $30,301,626)	30,301,626
Unrealized appreciation on over-the-counter swap agreements	3,084,575
Dividends and interest receivable	1,382,371
Due from broker—variation margin	371,761
Prepaid expenses	980

Total Assets	410,255,342

LIABILITIES:
Payable to broker for collateral for securities on loan	20,825,902
Payable for fund share repurchased	2,379,213
Unrealized depreciation on over-the-counter swap agreements	1,708,963
Advisory fees payable	202,734
Accrued expenses and other liabilities	140,542
Payable to custodian	58,483
Distribution fee payable	4,062
Affiliated transfer agent fee payable	365

Total Liabilities	25,320,264

NET ASSETS	$384,935,078

Net assets were comprised of:
Paid-in capital	$383,310,052
Retained earnings.	1,625,026

Net assets, June 30, 2014	$384,935,078

Net asset value and redemption price per share, $384,935,078 / 37,552,986 outstanding shares of beneficial interest	$10.25

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$5,081,786
Affiliated income from securities lending, net	14,380
Affiliated dividend income	10,030

5,106,196

EXPENSES
Advisory fees	1,491,998
Distribution fee	235,516
Custodian and accounting fees	49,000
Audit fee	22,000
Trustees’ fees	8,000
Insurance expenses	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	3,000
Shareholders’ reports	3,000
Loan interest expense	2,113
Miscellaneous	3,819

Total expenses.	1,833,446
Less: distribution fee waiver	(17,350)

Net expenses	1,816,096

NET INVESTMENT INCOME	3,290,100

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(651,299)
Futures transactions	(2,286,006)
Swap agreement transactions	(2,441,193)
Options written transactions	79,285

(5,299,213)

Net change in unrealized appreciation (depreciation) on:
Investments	10,303,548
Futures	(562,202)
Swap agreements	30,935,629

40,676,975

NET GAIN ON INVESTMENTS	35,377,762

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,667,862

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,290,100	$4,386,667
Net realized loss on investment transactions	(5,299,213)	(2,010,658)
Net change in unrealized appreciation (depreciation) on investments	40,676,975	(40,986,553)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,667,862	(38,610,544)

FUND SHARE TRANSACTIONS:
Fund share sold [758,122 and 121,688,830 shares, respectively]	7,414,950	1,193,309,782
Fund share repurchased [24,915,763 and 73,442,179 shares, respectively]	(247,787,015)	(710,619,663)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(240,372,065)	482,690,119

TOTAL INCREASE (DECREASE) IN NET ASSETS	(201,704,203)	444,079,575
NET ASSETS:
Beginning of period	586,639,281	142,559,706

End of period	$384,935,078	$586,639,281

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 97.6% ASSET-BACKED SECURITIES — 15.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2013-SN1, Class A2	0.520%		05/20/15	254	$254,048
American Express Credit Account Master Trust, Series 2013-1, Class A	0.572%	(c)	02/16/21	2,600	2,607,303
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	0.740%		11/08/16	690	690,831
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.432%	(c)	10/08/17	200	200,018
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	1,100	1,112,082
BA Credit Card Trust, Series 2014-A2, Class A	0.422%	(c)	09/16/19	1,000	1,000,847
CarMax Auto Owner Trust, Series 2013-1, Class A2	0.420%		03/15/16	13	13,361
CarMax Auto Owner Trust, Series 2013-2, Class A2	0.420%		06/15/16	49	49,097
CarMax Auto Owner Trust, Series 2013-3, Class A2	0.590%		08/15/16	1,065	1,065,998
Chase Issuance Trust, Series 2007-C1, Class C1	0.612%	(c)	04/15/19	1,700	1,687,002
Chase Issuance Trust, Series 2012-A7, Class A7	2.160%		09/15/24	1,000	948,494
Chase Issuance Trust, Series 2014-A1, Class A	1.150%		01/15/19	1,300	1,303,810
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.624%	(c)	03/24/17	1,000	999,660
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2	1.303%	(c)	01/23/20	1,000	1,029,655
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.434%	(c)	05/24/18	200	200,061
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.020%		02/22/19	1,500	1,499,238
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	971	975,160
Fifth Third Auto Trust, Series 2013-1, Class A2	0.590%		03/15/16	725	725,623
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	450	460,373
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	300	301,829
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570%		10/15/17	200	200,267
Ford Credit Auto Owner Trust, Series 2013-C, Class A2	0.550%		04/15/16	667	667,778
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	400	403,586
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	0.730%		01/24/16	1,433	1,435,854
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	100	100,118
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%	(c)	05/15/17	1,000	1,003,594
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2	0.490%		06/15/15	53	52,552
Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A2	0.500%		03/15/16	970	970,500
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, 144A	0.690%		05/09/16	948	949,551
Nissan Auto Lease Trust, Series 2013-A, Class A2B	0.282%	(c)	09/15/15	127	126,676

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Nissan Auto Receivables Owner Trust, Series 2013-B, Class A2	0.520%		04/15/16	965	$965,821
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.452%	(c)	02/15/18	25	25,012
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2	0.890%		09/15/16	220	220,462
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.522%	(c)	06/15/17	600	600,493
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/20/15	1,022	1,022,979
World Omni Auto Receivables Trust, Series 2013-A, Class A3	0.640%		04/16/18	200	200,286

TOTAL ASSET-BACKED SECURITIES (cost $26,033,987)					26,070,019

COMMERCIAL MORTGAGE-BACKED SECURITIES — 21.0%
Banc of America Commercial Mortgage Trust, Series 2005-2, Class A5	4.857%	(c)	07/10/43	24	24,248
Banc of America Commercial Mortgage Trust, Series 2005-3, Class A4	4.668%		07/10/43	3,946	4,054,294
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A2	1.813%		09/10/45	50	50,426
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	5.401%	(c)	07/15/44	1	999
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799%	(c)	08/10/42	3,000	3,026,397
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	2,700	2,797,214
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	1,205	1,223,114
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	3,100	3,161,253
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	5.014%	(c)	02/15/38	1,510	1,521,308
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,900	2,113,357
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	50	52,596
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(c)	02/25/23	1,800	1,878,068
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A	4.751%		07/10/39	1,600	1,632,789
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	1,000	1,034,898
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class A4	4.738%		07/15/42	25	25,590
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4	5.405%	(c)	12/15/44	3,020	3,158,047
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A2	2.665%		01/15/46	2,000	2,060,486
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	100	100,081
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%	(c)	07/12/38	1,000	1,034,441
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4	4.747%	(c)	06/12/43	50	51,173

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.862%	(c)	05/12/39	1,275	$1,360,776
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447%	(c)	02/12/44	50	54,598
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	3,500	3,568,002
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	20	20,704
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.455%	(c)	12/15/44	20	20,973
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.904%	(c)	05/15/43	85	91,772
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	640	693,538
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	2.684%		11/15/44	35	36,227
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	20	20,140
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	1,200	1,241,357

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $36,448,335)					36,108,866

CORPORATE BONDS — 17.2%
Automotive — 0.4%
Cummins, Inc., Sr. Unsec’d. Notes	3.650%		10/01/23	205	212,712
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	8.125%		01/15/20	400	510,717

					723,429

Banking — 7.5%
American Express Co., Sr. Unsec’d. Notes(a)	2.650%		12/02/22	565	550,959
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	175	203,067
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	1,075	1,059,580
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	1,270	1,290,434
Bank of Nova Scotia (Canada), Covered Notes, 144A	2.150%		08/03/16	3,810	3,921,366
Citigroup, Inc., Sr. Unsec’d. Notes	3.375%		03/01/23	780	777,016
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	450	501,961
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	10	11,229
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	1,365	1,546,241
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	1,410	1,383,942
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	175	201,045
Morgan Stanley, Sub. Notes, MTN(a)	4.100%		05/22/23	345	349,972
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22	790	848,000
PNC Bank NA, Sub. Notes	3.800%		07/25/23	250	258,936
Wells Fargo & Co., Sub. Notes, MTN	3.450%		02/13/23	15	14,927

					12,918,675

Chemicals — 1.7%
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	3.000%		11/15/22	10	9,835
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.250%		11/15/20	1,645	1,788,260
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.625%		01/15/20	750	842,654

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals (continued)
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%	07/15/23	285	$299,198

				2,939,947

Diversified Financial Services — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	880	873,092

Electric — 0.4%
Nextera Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	665	670,515

Energy – Integrated — 0.6%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	1.375%	05/10/18	55	54,488
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	750	775,088
Chevron Corp., Sr. Unsec’d. Notes	3.191%	06/24/23	120	121,879
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	20	23,211

				974,666

Energy – Other — 0.4%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	45	46,092
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	4.150%	12/15/21	150	161,272
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(a)	7.500%	01/15/20	400	493,485

				700,849

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	10	9,582
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.125%	01/15/15	800	816,018

				825,600

Healthcare & Pharmaceutical — 1.5%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	15	16,138
Baxter International, Inc., Sr. Unsec’d. Notes(a)	3.200%	06/15/23	390	386,815
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%	05/18/23	1,505	1,470,630
Pfizer, Inc., Sr. Unsec’d. Notes	3.000%	06/15/23	735	734,076

				2,607,659

Healthcare Insurance — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	10	9,660
Aetna, Inc., Sr. Unsec’d. Notes	3.950%	09/01/20	650	705,074

				714,734

Insurance — 1.2%
Allstate Corp. (The), Sr. Unsec’d. Notes	3.150%	06/15/23	315	316,072
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	300	362,174
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes.	5.125%	04/15/22	500	568,556
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	210	217,658
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	600	666,562

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	10	$9,953

				2,140,975

Pharmaceuticals
Mylan, Inc., Gtd. Notes.	1.800%	06/24/16	95	96,345

Pipelines & Other — 0.1%
Enterprise Products Operating LLC, Gtd. Notes(a)	3.350%	03/15/23	150	150,262
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.500%	09/01/23	10	9,712
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	10	10,893

				170,867

Road & Rail — 0.7%
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%	04/01/19	1,000	1,144,500

Technology — 0.2%
Oracle Corp., Sr. Unsec’d. Notes	3.625%	07/15/23	280	288,470

Telecommunications — 1.1%
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	1,650	1,846,503

Tobacco
Altria Group, Inc., Gtd. Notes(a)	9.700%	11/10/18	7	9,172

TOTAL CORPORATE BONDS (cost $29,079,733)				29,645,998

NON-CORPORATE FOREIGN AGENCIES — 4.9%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	2,030	2,057,419
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	08/15/16	750	749,048
Export Development Canada (Canada), Sr. Unsec’d. Notes.	1.500%	10/03/18	2,310	2,312,056
Japan Finance Corp. (Japan), Gov’t. Gtd. Notes	2.500%	05/18/16	800	828,920
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	2,536	2,507,404

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $8,396,716)				8,454,847

SOVEREIGNS — 8.0%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/06/15	20	20,048
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	1,500	1,501,830
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.750%	03/05/15	1,520	1,545,262
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%	02/14/17	1,500	1,503,602
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	2.375%	09/10/14	1,100	1,104,114
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%	04/25/16	1,500	1,497,816

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SOVEREIGNS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	1,500	$1,546,254
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	1,500	1,501,956
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	1,520	1,519,194
Republic of Austria (Austria), Sr. Unsec’d. Notes, MTN, RegS	1.750%		06/17/16	1,500	1,536,270
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%		03/06/18	500	534,320

TOTAL SOVEREIGNS (cost $13,818,213)					13,810,666

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.6%
Federal Home Loan Banks(a)	0.375%		08/28/15	40	40,087
Federal Home Loan Banks	1.000%		06/21/17	300	300,993
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	2,050	2,057,696
Federal Home Loan Mortgage Corp.(a)	2.375%		01/13/22	1,090	1,087,855
Federal National Mortgage Assoc.(a)(h)(k)	0.875%		05/21/18	4,140	4,070,514
Federal National Mortgage Assoc.	1.750%		06/20/19	1,665	1,668,839
Federal National Mortgage Assoc.	1.875%		09/18/18	825	838,551
Federal National Mortgage Assoc.(a)	1.875%		02/19/19	870	881,620
Federal National Mortgage Assoc	5.375%		06/12/17	75	84,723
Financing Corp., Strips Principal, Series 4-P	1.400%	(s)	10/06/17	2,080	1,995,943
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes	2.121%	(s)	09/26/19	1,720	1,550,604
Hashemite Kingdom of Jordan, USAID Bond (Jordan), Gtd. Notes	2.503%		10/30/20	280	283,577
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	2,408	2,935,326
Residual Funding Corp. Strips Principal	2.231%	(s)	10/15/19	10,100	9,112,412

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $26,410,946)					26,908,740

U.S. TREASURY OBLIGATIONS — 15.7%
U.S. Treasury Bonds	3.625%		02/15/44	190	200,509
U.S. Treasury Notes	1.000%		09/30/19	435	419,639
U.S. Treasury Notes(a)	1.500%		05/31/19	185	184,075
U.S. Treasury Notes	1.625%		04/30/19	1,885	1,888,534
U.S. Treasury Notes	1.625%		06/30/19	1,590	1,590,000
U.S. Treasury Notes	2.000%		02/28/21	11,955	11,906,439
U.S. Treasury Notes	2.000%		05/31/21	310	307,675
U.S. Treasury Notes	2.125%		06/30/21	795	794,877
U.S. Treasury Notes	2.250%		04/30/21	4,180	4,221,148
U.S. Treasury Notes	2.500%		05/15/24	3,651	3,645,867
U.S. Treasury Strips Coupon	Zero	(s)	08/15/21	2,140	1,823,072

TOTAL U.S. TREASURY OBLIGATIONS (cost $26,827,188)					26,981,835

TOTAL LONG-TERM INVESTMENTS (cost $167,015,118)					167,980,971

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SHORT-TERM INVESTMENTS — 5.0%		Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 5.0%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $8,550,324; includes $7,355,113 of cash collateral for securities on loan)(b)(w)(Note 4)		8,550,324	$8,550,324

	Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Option
Interest Rate Swap Option,
Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $92,400)	Citigroup Global Markets	7,280	91,630

TOTAL SHORT-TERM INVESTMENTS (cost $8,642,724)			8,641,954

TOTAL INVESTMENTS — 102.6% (cost $175,657,842)			176,622,925
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (2.6)%			(4,393,629)

NET ASSETS — 100.0%			$172,229,296

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of U.S. persons, except pursuant to an exemption from, or in a transaction not subject to the registration requirements of the Securities Act of 1933.
CDX	Credit Derivative Index
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
USAID	United States Agency for International Development

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,205,731; cash collateral of $7,355,113 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
238	5 Year U.S. Treasury Notes	Sep. 2014	$28,418,185	$28,431,703	$13,518
165	10 Year U.S. Treasury Notes	Sep. 2014	20,602,945	20,653,359	50,414

					63,932

Short Positions:
78	2 Year U.S. Treasury Notes	Sep. 2014	17,130,733	17,128,312	2,421
163	U.S. Long Bonds	Sep. 2014	22,292,799	22,361,562	(68,763)
9	U.S. Ultra Bonds	Sep. 2014	1,353,550	1,349,438	4,112

					(62,230)

					$1,702

(1)	A U.S. Government Agency obligation with a market value of $305,100 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
250	03/27/15	0.424%	3 month LIBOR(2)	$(593)	$—	$(593)	Citigroup Global Markets
4,625	11/30/17	1.170%	3 month LIBOR(2)	(5,160)	—	(5,160)	Credit Suisse First Boston Corp.
250	02/08/18	0.956%	3 month LIBOR(2)	1,633	—	1,633	Citigroup Global Markets
14,536	06/10/18	1.205%	3 month LIBOR(2)	78,679	—	78,679	UBS AG
250	01/13/22	1.846%	3 month LIBOR(2)	5,387	—	5,387	Citigroup Global Markets
12,000	06/10/23	2.267%	3 month LIBOR(2)	197,188	—	197,188	UBS AG
109,000	12/31/24	0.000%	3 month LIBOR(1)	1,697,752	—	1,697,752	JPMorgan Chase
50,000	12/31/24	0.000%	3 month LIBOR(1)	507,129	—	507,129	JPMorgan Chase
30,450	12/31/24	0.000%	3 month LIBOR(1)	324,691	—	324,691	Barclays Capital Group
14,600	12/31/24	0.000%	3 month LIBOR(1)	107,581	—	107,581	Citigroup Global Markets

				$2,914,287	$—	$2,914,287

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
3,810	06/28/16	0.847%	3 month LIBOR(2)	$160	$(20,648)	$(20,808)
207	08/02/18	1.614%	3 month LIBOR(2)	151	(1,677)	(1,828)
1,000	08/16/18	1.641%	3 month LIBOR(2)	154	(8,771)	(8,925)
7,500	09/16/18	1.861%	3 month LIBOR(2)	184	(126,067)	(126,251)
8,700	09/18/18	1.724%	3 month LIBOR(2)	189	(96,579)	(96,768)
8,200	09/19/18	1.781%	3 month LIBOR(2)	187	(110,197)	(110,384)
6,000	10/03/18	1.566%	3 month LIBOR(1)	177	24,471	24,294
12,875	11/30/18	1.625%	3 month LIBOR(2)	(18,824)	(12,998)	5,826
9,450	12/10/18	1.560%	3 month LIBOR(1)	193	12,395	12,202
10,300	07/29/20	2.178%	3 month LIBOR(1)	212	121,992	121,780
77,700	09/09/20	2.613%	3 month LIBOR(2)	616	(2,816,033)	(2,816,649)
11,250	05/15/21	2.375%	3 month LIBOR(2)	(85,918)	(109,701)	(23,783)
17,500	10/22/23	2.720%	3 month LIBOR(2)	290	(279,055)	(279,345)
9,750	10/25/23	2.653%	3 month LIBOR(2)	166	(99,516)	(99,682)
3,200	10/28/23	2.638%	3 month LIBOR(2)	176	(28,128)	(28,304)
3,900	02/06/24	2.761%	3 month LIBOR(2)	181	(65,163)	(65,344)
9,500	05/19/24	2.641%	3 month LIBOR(2)	226	(32,240)	(32,466)
8,500	06/02/24	2.533%	3 month LIBOR(2)	218	57,637	57,419
5,500	06/03/24	2.570%	3 month LIBOR(2)	194	18,955	18,761
19,400	12/31/24	0.000%	3 month LIBOR(1)	305	1,186,666	1,186,361

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements (continued):
1,450	03/31/44	3.474%	3 month LIBOR(1)	$175	$48,132	$47,957

				$(100,588)	$(2,336,525)	$(2,235,937)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.22	06/20/19	6,000	1.000%	$(91,841)	$(118,949)	$(27,108)

A U.S. Government Agency obligation with a market value of $2,416,192 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2014.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$26,070,019	$—
Commercial Mortgage-Backed Securities	—	36,108,866	—
Corporate Bonds	—	29,645,998	—
Non-Corporate Foreign Agencies	—	8,454,847	—
Sovereigns	—	13,810,666	—
U.S. Government Agency Obligations	—	26,908,740	—
U.S. Treasury Obligations	—	26,981,835	—
Affiliated Money Market Mutual Fund	8,550,324	—	—
Option Purchased	—	91,630	—
Other Financial Instruments*
Futures Contracts	1,702	—	—
Interest Rate Swaps	—	678,350	—
Credit Default Swaps	—	(27,108)	—

Total	$8,552,026	$168,723,843	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Commercial Mortgage-Backed Securities	21.0%
U.S. Treasury Obligations	15.7
U.S. Government Agency Obligations	15.6
Non-Residential Mortgage-Backed Securities	15.2
Sovereigns	8.0
Banking	7.5
Affiliated Money Market Mutual Fund (4.3% represents investments purchased with collateral from securities on loan)	5.0
Non-Corporate Foreign Agencies	4.9
Chemicals	1.7
Healthcare & Pharmaceutical	1.5
Insurance	1.2
Telecommunications	1.1
Road & Rail	0.7

Energy – Integrated	0.6%
Diversified Financial Services	0.5
Foods	0.5
Automotive	0.4
Healthcare Insurance	0.4
Energy – Other	0.4
Electric	0.4
Technology	0.2
Pipelines & Other	0.1

102.6
Liabilities in excess of other assets	(2.6)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	$—		Due to broker — variation margin	$27,108	*
Interest rate contracts	Unaffiliated investments	91,630		—	—
Interest rate contracts	Due to broker — variation margin	1,545,065	*	Due to broker — variation margin	3,779,300	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	2,920,040		Unrealized depreciation on over-the-counter swap agreements	5,753

Total		$4,556,735			$3,812,161

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(58,742)	$(58,742)
Interest rate contracts	(35,017)	35,598	(784,047)	(1,142,111)	(1,925,577)

Total	$(35,017)	$35,598	$(784,047)	$(1,200,853)	$(1,984,319)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Swaps	Total
Credit contracts	$—	$—	$(2,348)	$(2,348)
Interest rate contracts	28,848	(176,428)	16,219,369	16,071,789

Total	$28,848	$(176,428)	$16,217,021	$16,069,441

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts — Long Positions(3)	Futures Contracts — Short Positions(3)	Interest Rate Swap Agreements(4)	Credit Default Swap Agreements Buy Protection(4)
$95,751	$18,706	$23,213,678	$62,341,494	$496,091,333	$6,333,333

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized assets(1)	Gross Amounts available for offset	Collateral Received(3)	Net Amount
Barclays Capital Group	$324,691	$—	$(259,597)	$65,094
Citigroup Global Markets	206,231	(593)	—	205,638
Credit Suisse First Boston Corp.	—	—	—	—
JPMorgan Chase.	2,204,881	—	(2,171,761)	33,120
UBS AG	275,867	—	(500,459)	—

	$3,011,670

Counterparty	Gross Amounts of Recognized liabilities(2)	Gross Amounts available for offset	Collateral Pledged(3)	Net Amount
Barclays Capital Group	$—	$—	$—	$—
Citigroup Global Markets	(593)	593	—	—
Credit Suisse First Boston Corp.	(5,160)	—	—	(5,160)
JPMorgan Chase.	—	—	—	—
UBS AG	—	—	—	—

	$(5,753)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST BOND PORTFOLIO 2024 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $7,205,731:
Unaffiliated investments (cost $167,107,518)	$168,072,601
Affiliated investments (cost $8,550,324)	8,550,324
Unrealized appreciation on over-the-counter swap agreements	2,920,040
Dividends and interest receivable	685,819
Prepaid expenses	435

Total Assets	180,229,219

LIABILITIES:
Payable to broker for collateral for securities on loan	7,355,113
Payable for fund share repurchased	339,142
Due to broker-variation margin.	121,176
Advisory fees payable	89,741
Accrued expenses and other liabilities	86,266
Unrealized depreciation on over-the-counter swap agreements	5,753
Distribution fee payable	1,891
Payable to custodian	476
Affiliated transfer agent fee payable	365

Total Liabilities	7,999,923

NET ASSETS	$172,229,296

Net assets were comprised of:
Paid-in capital	$169,445,612
Retained earnings.	2,783,684

Net assets, June 30, 2014	$172,229,296

Net asset value and redemption price per share, $172,229,296 / 17,749,283 outstanding shares of beneficial interest	$9.70

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$2,293,684
Affiliated dividend income	7,698
Affiliated income from securities lending, net	5,483

2,306,865

EXPENSES
Advisory fees	663,131
Distribution fee.	104,677
Custodian and accounting fees	33,000
Audit fee	24,000
Shareholders’ reports	8,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense	1,338
Miscellaneous	1,835

Total expenses	856,981

NET INVESTMENT INCOME	1,449,884

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(9,079)
Futures transactions	(784,047)
Swap agreement transactions	(1,200,853)
Options written transactions	35,598

(1,958,381)

Net change in unrealized appreciation (depreciation) on:
Investments	3,844,564
Futures	(176,428)
Swap agreements	16,217,021

19,885,157

NET GAIN ON INVESTMENTS	17,926,776

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,376,660

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	January 2, 2013* through December 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,449,884	$1,832,602
Net realized loss on investment transactions	(1,958,381)	(158,448)
Net change in unrealized appreciation (depreciation) on investments	19,885,157	(18,267,130)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,376,660	(16,592,976)

FUND SHARE TRANSACTIONS:
Fund share sold [1,489,505 and 64,983,209 shares, respectively]	13,867,848	601,650,946
Fund share repurchased [12,887,412 and 35,836,019 shares, respectively]	(120,672,129)	(325,401,053)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(106,804,281)	276,249,893

TOTAL INCREASE (DECREASE) IN NET ASSETS	(87,427,621)	259,656,917
NET ASSETS:
Beginning of period	259,656,917	—

End of period	$172,229,296	$259,656,917

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 85.5% ASSET-BACKED SECURITIES — 8.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2013-SN1, Class A2	0.520%		05/20/15	17	$17,332
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	100	99,998
BA Credit Card Trust, Series 2014-A2, Class A	0.422%	(c)	09/16/19	50	50,042
BMW Vehicle Lease Trust, Series 2014-1, Class A2	0.450%		03/21/16	50	50,014
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A2, 144A	0.560%		12/15/16	44	43,585
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.624%	(c)	03/24/17	50	49,983
Ford Credit Auto Owner Trust, Series 2014-A, Class A2	0.480%		11/15/16	49	49,320
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B	0.322%	(c)	04/15/18	50	50,002
Mercedes Benz Auto Lease Trust, Series 2013-B, Class A2	0.530%		09/15/15	100	100,038
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM	5.773%	(c)	07/12/44	35	38,114
Nissan Auto Lease Trust, Series 2012-B, Class A2B	0.252%	(c)	06/15/15	7	7,319
Volkswagen Auto Lease Trust, Series 2014-A, Class A2A	0.520%		10/20/16	50	50,039

TOTAL ASSET-BACKED SECURITIES (cost $605,945)					605,786

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.1%
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class AM	5.757%	(c)	04/12/38	50	53,758
COMM Mortgage Trust, Series 2012-LC4, Class A2	2.256%		12/10/44	50	51,169
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A1	0.666%		10/15/45	35	35,098
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%		10/15/45	50	50,284
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	50	51,800
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	50	52,505
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A	5.233%	(c)	11/10/45	31	32,419
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4	4.761%		07/10/39	47	48,454
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	50	52,826
GS Mortgage Securities Trust, Series 2014-GC20	3.721%		04/10/47	20	20,705
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	25	25,350
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class AM	4.948%	(c)	09/12/37	50	51,997
JPMorgan Chase Commercial Mortgage Securities Corp., Series LC9, Class A1	0.670%		12/15/47	31	30,821
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.447%	(c)	12/15/44	50	53,082

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A1	0.730%		12/15/47	63	$62,988
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5	5.150%	(c)	04/15/30	50	51,178
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291%	(c)	01/12/44	46	47,990
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.904%	(c)	05/15/43	50	53,984
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749%	(c)	07/15/45	29	31,016
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	50	51,723

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $911,367)					909,147

CORPORATE BONDS — 12.0%
Banking — 4.7%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	40	41,240
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	3.650%		02/04/24	10	10,312
Citigroup, Inc., Sr. Unsec’d. Notes	2.550%		04/08/19	25	25,196
Citigroup, Inc., Sr. Unsec’d. Notes	3.750%		06/16/24	25	25,070
Goldman Sachs Group Inc. (The), Unsec’d. Notes	2.625%		01/31/19	75	76,019
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	50	50,200
Morgan Stanley, Sr. Unsec’d. Notes	2.500%		01/24/19	50	50,559
US Bancorp, Sr. Unsec’d. Notes, MTN	3.700%		01/30/24	25	25,889
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		01/22/21	45	45,911

					350,396

Biotechnology — 0.3%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24	25	25,653

Chemicals — 0.4%
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%		07/15/23	25	26,245
Monsanto Co, Sr. Unsec’d. Notes	3.375%		07/15/24	5	5,033

					31,278

Diversified Financial Services — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%		01/09/23	25	24,804

Energy – Integrated — 0.7%
Exxon Mobil Corp., Sr. Unsec’d. Notes	0.381%	(c)	03/15/19	50	50,000

Energy – Other — 1.0%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	25	25,607
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%		04/01/20	50	50,387

					75,994

Food & Staples Retailing — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	4.000%		12/05/23	25	26,162

Foods — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	25	23,956

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare & Pharmaceutical — 1.4%
Johnson & Johnson, Sr. Unsec’d. Notes	3.375%		12/05/23	50	$52,214
Pfizer, Inc., Sr. Unsec’d. Notes	3.000%		06/15/23	50	49,937

					102,151

Healthcare Insurance — 0.7%
Aetna, Inc., Sr. Unsec’d. Notes	2.200%		03/15/19	25	25,066
WellPoint, Inc., Sr. Unsec’d. Notes	3.300%		01/15/23	25	24,970

					50,036

Insurance — 0.3%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	25	25,912

Pharmaceuticals — 0.7%
Novartis Capital Corp. (Switzerland), Gtd. Notes	3.400%		05/06/24	50	50,643

Pipelines & Other — 0.5%
Enterprise Products Operating LLC, Gtd. Notes	3.900%		02/15/24	35	36,206

Retailers — 0.4%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%		04/15/21	25	27,635

TOTAL CORPORATE BONDS (cost $884,445)					900,826

NON-CORPORATE FOREIGN AGENCY — 0.7%
Shell International Finance BV (Netherlands), Gtd. Notes (cost $50,092)	1.900%		08/10/18	50	50,590

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.8%
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	250	249,508
Federal National Mortgage Assoc	1.750%		06/20/19	15	15,035
Federal National Mortgage Assoc.(k)	1.875%		02/19/19	235	238,139
Residual Funding Corp. Strips Principal	2.715%	(s)	01/15/21	270	232,471

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $726,217)					735,153

U.S. TREASURY OBLIGATIONS — 42.8%
U.S. Treasury Bonds	3.375%		05/15/44	5	5,034
U.S. Treasury Bonds	3.625%		02/15/44	35	36,936
U.S. Treasury Notes	1.500%		05/31/19	5	4,975
U.S. Treasury Notes	1.625%		04/30/19	30	30,056
U.S. Treasury Notes	1.625%		06/30/19	70	70,000
U.S. Treasury Notes(h)	2.000%		02/28/21	2,030	2,021,754
U.S. Treasury Notes	2.500%		05/15/24	1,035	1,033,545
U.S. Treasury Strips Principal	6.062%	(s)	05/15/44	5	1,756
U.S. Treasury Strips Principal	6.999%	(s)	02/15/44	20	7,088

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,201,633)					3,211,144

TOTAL LONG-TERM INVESTMENTS (cost $6,379,699)					6,412,646

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SHORT-TERM INVESTMENTS — 14.2%		Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 14.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,068,214)(w)(Note 4)		1,068,214	$1,068,214

	Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Option
Interest Rate Swap Option,
Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $2,031)	Citigroup Global Markets	160	2,014

TOTAL SHORT-TERM INVESTMENTS (cost $1,070,245)			1,070,228

TOTAL INVESTMENTS — 99.7% (cost $7,449,944)			7,482,874
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 0.3%			19,733

NET ASSETS — 100.0%			$7,502,607

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Position:
9	U.S. Long Bonds	Sep. 2014	$1,227,403	$1,234,688	$7,285

Short Positions:
4	2 Year U.S. Treasury Notes	Sep. 2014	878,682	878,375	307
5	5 Year U.S. Treasury Notes	Sep. 2014	596,509	597,305	(796)
17	10 Year U.S. Treasury Notes	Sep. 2014	2,122,273	2,127,922	(5,649)
1	U.S. Ultra Bonds	Sep. 2014	148,530	149,938	(1,408)

					(7,546)

					$(261)

(1)	A U.S. Government Agency security with a market value of $152,795 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
1,000	01/23/15	0.293%	3 month LIBOR(2)	$151	$(280)	$(431)
500	11/30/18	1.625%	3 month LIBOR(2)	2,053	(505)	(2,558)
350	05/15/21	2.375%	3 month LIBOR(2)	(235)	(3,413)	(3,178)
4,650	12/31/25	0.000%	3 month LIBOR(1)	187	432,454	432,267

				$2,156	$428,256	$426,100

A U.S. Treasury security with a market value of $360,945 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$605,786	$—
Commercial Mortgage-Backed Securities	—	909,147	—
Corporate Bonds	—	900,826	—
Non-Corporate Foreign Agency	—	50,590	—
U.S. Government Agency Obligations	—	735,153	—
U.S. Treasury Obligations	—	3,211,144	—
Affiliated Money Market Mutual Fund	1,068,214	—	—
Option Purchased	—	2,014	—
Other Financial Instruments*
Futures Contracts	(261)	—	—
Interest Rate Swaps	—	426,100	—

Total	$1,067,953	$6,840,760	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 were as follows:

U.S. Treasury Obligations	42.8%
Affiliated Money Market Mutual Fund	14.2
Commercial Mortgage-Backed Securities	12.1
U.S. Government Agency Obligations	9.8
Non-Residential Mortgage-Backed Securities	8.1
Banking	4.7
Healthcare & Pharmaceutical	1.4
Energy – Other	1.0
Pharmaceuticals	0.7
Non-Corporate Foreign Agencies	0.7
Healthcare Insurance	0.7

Energy – Integrated	0.7%
Pipelines & Other	0.5
Chemicals	0.4
Retailers	0.4
Food & Staples Retailing	0.3
Insurance	0.3
Biotechnology	0.3
Diversified Financial Services	0.3
Foods	0.3

99.7
Other assets in excess of liabilities	0.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$439,859	*	Due from broker — variation margin	$14,020	*
Interest rate contracts	Unaffiliated investments	2,014		—	—

Total		$441,873			$14,020

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$1,288	$163	$(31,719)	$(349)	$(30,617)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Swaps	Total
Interest rate contracts	$(17)	$(261)	$426,100	$425,822

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts — Long Positions(3)	Futures Contracts — Short Positions(3)	Interest Rate Swap Agreements(4)
$2,131	$140	$613,702	$4,193,373	$6,075,000

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST BOND PORTFOLIO 2025 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Citigroup Global Markets	$2,014	$—	$—	$2,014

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Citigroup Global Markets	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST BOND PORTFOLIO 2025 (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Unaffiliated investments (cost $6,381,730)	$6,414,660
Affiliated investments (cost $1,068,214)	1,068,214
Cash	1,089
Receivable for fund share sold	171,437
Dividends and interest receivable	32,555
Due from broker—variation margin	13,086
Due from advisor	8,008
Receivable for investments sold	5,000

Total Assets	7,714,049

LIABILITIES:
Payable for investments purchased	157,931
Accrued expenses and other liabilities	53,066
Affiliated transfer agent fee payable	365
Distribution fee payable	80

Total Liabilities	211,442

NET ASSETS	$7,502,607

Net assets were comprised of:
Paid-in capital	$7,061,883
Retained earnings	440,724

Net assets, June 30, 2014	$7,502,607

Net asset value and redemption price per share, $7,502,607 / 691,050 outstanding shares of beneficial interest	$10.86

STATEMENT OF OPERATIONS

(Unaudited)

For the Period January 2, 2014* through June 30, 2014

INCOME
Interest income	$61,040
Unaffiliated dividend income	464

61,504

EXPENSES
Advisory fees	17,637
Distribution fee	2,770
Custodian and accounting fees	24,000
Audit fee	20,000
Shareholders’ reports	12,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	5,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	5,408

Total expenses	96,815
Less: advisory fee waiver	(69,255)

Net expenses	27,560

NET INVESTMENT INCOME.	33,944

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(20,084)
Futures transactions	(31,719)
Swap agreement transactions	(349)
Options written transactions	163

(51,989)

Net change in unrealized appreciation (depreciation) on:
Investments	32,930
Futures	(261)
Swap agreements	426,100

458,769

NET GAIN ON INVESTMENTS	406,780

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$440,724

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

January 2, 2014* through June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$33,944
Net realized loss on investment transactions	(51,989)
Net change in unrealized appreciation (depreciation) on investments	458,769

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	440,724

FUND SHARE TRANSACTIONS:
Fund share sold [694,933 shares]	7,103,664
Fund share repurchased [3,883 shares]	(41,781)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS.	7,061,883

TOTAL INCREASE IN NET ASSETS	7,502,607
NET ASSETS:
Beginning of period	—

End of period	$7,502,607

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS — 99.1%	Shares	Value (Note 2)
Australia — 6.5%
Australand Property Group, REIT	209,600	$877,302
CFS Retail Property Trust Group, REIT	1,153,975	2,219,129
Charter Hall Office, REIT (Escrow Shares)*	230,500	—
Charter Hall Retail REIT, REIT	274,341	1,003,445
Dexus Property Group, REIT	3,977,479	4,162,922
Federation Centres Ltd., REIT	764,425	1,793,955
Goodman Group, REIT	909,560	4,330,410
GPT Group, REIT	1,139,870	4,128,129
Investa Office Fund, REIT	751,028	2,408,691
Mirvac Group, REIT	2,190,914	3,686,917
Scentre Group*	1,700,016	5,129,704
Stockland, REIT	1,069,339	3,911,072
Westfield Corp.	1,364,379	9,198,783

		42,850,459

Austria — 0.5%
CA Immobilien Anlagen AG*	155,541	2,949,905

Brazil — 0.4%
BR Malls Participacoes SA	132,300	1,125,703
Multiplan Empreendimentos Imobiliarios SA	69,713	1,628,057

		2,753,760

Canada — 1.4%
Boardwalk Real Estate Investment Trust, REIT	57,365	3,508,402
Brookfield Canada Office Properties, REIT	43,530	1,123,894
Canadian Apartment Properties Real Estate Investment Trust, REIT	19,410	415,831
Chartwell Retirement Residences, REIT	123,754	1,257,198
RioCan Real Estate Investment Trust, REIT	101,982	2,610,120

		8,915,445

Finland — 0.2%
Sponda Oyj	299,463	1,599,240

France — 4.2%
Fonciere des Regions, REIT	45,871	4,975,755
ICADE, REIT	25,840	2,769,862
Klepierre, REIT	80,999	4,127,185
Unibail-Rodamco SE, REIT	55,277	16,086,186

		27,958,988

Germany — 2.1%
Alstria Office REIT-AG, REIT*	240,436	3,184,304
Deutsche Annington Immobilien SE	57,762	1,699,720
Deutsche Wohnen AG	98,028	2,111,585
GAGFAH SA*	154,655	2,812,976
LEG Immobilien AG*	39,656	2,667,783
Prime Office AG, REIT*	363,857	1,694,977

		14,171,345

Hong Kong — 8.3%
Cheung Kong Holdings Ltd.	434,000	7,699,878
Hang Lung Properties Ltd.	683,000	2,106,258
Henderson Land Development Co. Ltd.	961,100	5,624,920
Hongkong Land Holdings Ltd.	594,000	3,961,980
Hysan Development Co. Ltd.	338,000	1,583,069
Kerry Properties Ltd.	1,000	3,495
Link REIT (The), REIT	458,000	2,465,767
Sino Land Co. Ltd.	3,108,400	5,116,798

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hong Kong (continued)
Sun Hung Kai Properties Ltd.	1,750,000	$24,013,515
Swire Properties Ltd.	51,200	149,630
Wharf Holdings Ltd. (The)	357,000	2,570,692

		55,296,002

Ireland — 0.6%
Green REIT PLC*	1,621,089	2,730,302
Hibernia REIT PLC*	998,573	1,517,754

		4,248,056

Japan — 16.2%
Activia Properties, Inc., REIT	263	2,314,155
AEON Mall Co. Ltd.	237,310	6,257,131
AEON REIT Investment Corp.	980	1,288,545
Daiwa House Industry Co. Ltd.	440,000	9,121,474
Daiwa House REIT Investment Corp., REIT	266	1,176,283
GLP J-REIT, REIT	1,031	1,155,645
Hulic Co. Ltd.	212,000	2,796,206
Hulic REIT, Inc., REIT*	620	985,828
Industrial & Infrastructure Fund Investment Corp., REIT	43	385,048
Japan Excellent, Inc., REIT	175	232,595
Japan Logistics Fund, Inc., REIT	295	700,006
Japan Real Estate Investment Corp., REIT	228	1,328,037
Japan Retail Fund Investment Corp., REIT	976	2,195,724
Kenedix Office Investment Corp., REIT	158	860,117
Mitsubishi Estate Co. Ltd.	1,002,000	24,754,924
Mitsui Fudosan Co. Ltd.	807,000	27,235,661
Nippon Building Fund, Inc., REIT	271	1,584,509
Nippon Prologis REIT, Inc., REIT	1,174	2,737,931
Nomura Real Estate Holdings, Inc.	60,500	1,145,912
NTT Urban Development Corp.	184,300	2,075,537
Orix JREIT, Inc.	238	333,833
Sumitomo Realty & Development Co. Ltd.	253,000	10,868,009
Tokyo Tatemono Co. Ltd.	219,000	2,028,459
Tokyu Fudosan Holdings Corp.	241,100	1,903,008
United Urban Investment Corp., REIT	1,374	2,218,238

		107,682,815

Mexico — 0.4%
Prologis Property Mexico SA de CV*	1,084,545	2,303,096

Netherlands — 1.1%
Corio NV, REIT	37,535	1,915,763
Eurocommercial Properties NV, REIT	63,327	3,126,395
Wereldhave NV, REIT	26,443	2,460,143

		7,502,301

Norway — 0.1%
Norwegian Property ASA, REIT*	562,105	691,881

Singapore — 4.3%
Ascendas Real Estate Investment Trust, REIT	1,567,000	2,895,681
Cache Logistics Trust, REIT	902,000	864,993
CapitaLand Ltd.	1,753,000	4,501,788
CapitaMall Trust, REIT	1,537,000	2,436,245
CapitaRetail China Trust	912,000	1,082,918
Keppel REIT, REIT	4,800,250	4,932,681
Mapletree Commercial Trust, REIT	3,507,000	3,856,271
Mapletree Industrial Trust, REIT	2,581,280	2,962,313

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Singapore (continued)
Suntec Real Estate Investment Trust, REIT	3,238,000	$4,705,199

		28,238,089

Sweden — 1.1%
Atrium Ljungberg AB (Class B Stock)	193,565	3,157,738
Fabege AB	155,196	2,195,835
Hufvudstaden AB (Class A Stock)	159,017	2,230,787

		7,584,360

Switzerland — 0.4%
PSP Swiss Property AG*	24,426	2,297,098

United Kingdom — 5.2%
Atrium European Real Estate Ltd.*	325,959	1,947,809
Big Yellow Group PLC, REIT	184,638	1,567,046
British Land Co. PLC, REIT	745,790	8,961,086
Great Portland Estates PLC, REIT	262,136	2,887,667
Hammerson PLC, REIT	661,093	6,559,844
Land Securities Group PLC, REIT	517,509	9,169,952
Segro PLC, REIT	597,247	3,525,740

		34,619,144

United States — 46.1%
Alexandria Real Estate Equities, Inc., REIT	66,534	5,165,700
American Campus Communities, Inc., REIT	108,451	4,147,166
AvalonBay Communities, Inc., REIT	71,124	10,113,122
Aviv REIT, Inc., REIT	112,461	3,168,026
Boston Properties, Inc., REIT	120,377	14,226,154
Brixmor Property Group, Inc., REIT	56,288	1,291,810
Camden Property Trust, REIT	78,816	5,607,758
Cedar Realty Trust, Inc., REIT	321,933	2,012,081
Chesapeake Lodging Trust, REIT	170,945	5,167,667
Columbia Property Trust, Inc., REIT	102,070	2,654,841
Corporate Office Properties Trust, REIT(a)	27,967	777,762
CubeSmart, REIT	136,369	2,498,280
DDR Corp., REIT	341,653	6,023,342
Digital Realty Trust, Inc., REIT(a)	38,549	2,248,178
Duke Realty Corp., REIT	395,613	7,184,332
Empire State Realty Trust, Inc. (Class A Stock), REIT(a)	413,772	6,827,238
Equity Residential, REIT	35,695	2,248,785
Essex Property Trust, Inc., REIT	24,767	4,579,666
Excel Trust, Inc., REIT	276,206	3,681,826
Extra Space Storage, Inc., REIT	57,700	3,072,525
First Industrial Realty Trust, Inc., REIT	36,117	680,444
First Potomac Realty Trust, REIT	321,955	4,224,050
Forest City Enterprises, Inc. (Class A Stock)*	188,452	3,744,541
General Growth Properties, Inc., REIT	457,151	10,770,478
Glimcher Realty Trust, REIT	479,916	5,197,490
HCP, Inc.	40,137	1,660,869
Health Care REIT, Inc., REIT	82,163	5,149,155
Healthcare Realty Trust, Inc., REIT	130,157	3,308,591
Healthcare Trust of America, Inc.	186,142	2,241,150
Hersha Hospitality Trust, REIT	246,869	1,656,491
Hilton Worldwide Holdings, Inc.*	194,780	4,538,374
Host Hotels & Resorts, Inc., REIT(a)	511,551	11,259,238
Hudson Pacific Properties, Inc., REIT	250,972	6,359,630
Kilroy Realty Corp., REIT	65,305	4,067,195
Lexington Realty Trust, REIT(a)	312,315	3,438,588
LTC Properties, Inc., REIT	29,781	1,162,650

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Macerich Co. (The), REIT	99,042	$6,611,054
Mack-Cali Realty Corp., REIT	229,483	4,929,295
Physicians Realty Trust, REIT	263,978	3,798,643
Post Properties, Inc., REIT	149,844	8,010,660
ProLogis, Inc., REIT	311,437	12,796,946
Public Storage, REIT	81,830	14,021,572
Regency Centers Corp., REIT	115,467	6,429,203
Simon Property Group, Inc., REIT	192,614	32,027,856
SL Green Realty Corp., REIT	31,256	3,419,719
Sovran Self Storage, Inc., REIT	40,191	3,104,755
Spirit Realty Capital, Inc., REIT	461,995	5,248,263
STAG Industrial, Inc., REIT	141,478	3,396,887
Starwood Hotels & Resorts Worldwide, Inc.	42,815	3,460,308
Strategic Hotels & Resorts, Inc., REIT*	509,603	5,967,451
UDR, Inc., REIT	341,254	9,770,102
Ventas, Inc., REIT	202,430	12,975,763
Vornado Realty Trust, REIT	73,388	7,832,701

		305,956,371

TOTAL COMMON STOCKS (cost $562,782,765)		657,618,355

PREFERRED STOCK
Sweden
Klovern AB, (PRFC) (cost $175,341)	9,225	224,359

WARRANTS*
Hong Kong
Sun Hung Kai Properties Ltd., expiring 04/22/16 (cost $0)	145,833	190,420

TOTAL LONG-TERM INVESTMENTS (cost $562,958,106)		658,033,134

SHORT-TERM INVESTMENT — 3.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $24,766,308; includes $21,768,781 of cash collateral for securities on loan)(b)(w)(Note 4)	24,766,308	24,766,308

TOTAL INVESTMENTS — 102.9% (cost $587,724,414)		682,799,442
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(18,982,096)

NET ASSETS — 100.0%		$663,817,346

The following abbreviations are used in the Portfolio descriptions:

PRFC	Preference Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,950,800; cash collateral of $21,768,781 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$14,328,487	$28,521,972	$—
Austria	—	2,949,905	—
Brazil	2,753,760	—	—
Canada	8,915,445	—	—
Finland	—	1,599,240	—
France	—	27,958,988	—
Germany	6,579,001	7,592,344	—
Hong Kong	3,961,980	51,334,022	—
Ireland	4,248,056	—	—
Japan	1,288,545	106,394,270	—
Mexico	2,303,096	—	—
Netherlands	—	7,502,301	—
Norway	691,881	—	—
Singapore	—	28,238,089	—
Sweden	3,157,738	4,426,622	—
Switzerland	—	2,297,098	—
United Kingdom	1,947,809	32,671,335	—
United States	305,956,371	—	—
Preferred Stock:
Sweden	224,359	—	—
Warrants:
Hong Kong	190,420	—	—
Affiliated Money Market Mutual Fund	24,766,308	—	—

Total	$381,313,256	$301,486,186	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Retail REIT’s	21.3%
Diversified Real Estate Activities	17.5
Diversified REIT’s	14.5
Office REIT’s	9.3
Real Estate Operating Companies	7.8
Residential REIT’s	7.3
Industrial REIT’s	5.9
Health Care REIT’s	5.2
Affiliated Money Market Mutual Fund (3.3% represents investments purchased with collateral from securities on loan)	3.8

Specialized REIT’s	3.6
Hotel & Resort REIT’s	3.6
Real Estate Development	1.9
Hotels, Resorts & Cruise Lines	1.2

102.9
Liabilities in excess of other assets	(2.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$190,420	—	—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Change in Unrealized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)
Equity contracts	$190,420

(1)	Included in net change in unrealized appreciation (depreciation) in investments in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio did not have any realized gain or (loss) on derivatives recognized in income.

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $20,950,800:
Unaffiliated investments (cost $562,958,106)	$658,033,134
Affiliated investments (cost $24,766,308)	24,766,308
Foreign currency, at value (cost $24,710)	24,911
Receivable for investments sold	7,539,915
Dividends and interest receivable	2,857,179
Tax reclaim receivable	765,081
Prepaid expenses	738

Total Assets	693,987,266

LIABILITIES:
Payable to broker for collateral for securities on loan	21,768,781
Payable for investments purchased	7,760,481
Payable for fund share repurchased	274,176
Advisory fees payable	253,787
Accrued expenses and other liabilities	105,073
Distribution fee payable	7,257
Affiliated transfer agent fee payable	365

Total Liabilities	30,169,920

NET ASSETS	$663,817,346

Net assets were comprised of:
Paid-in capital	$569,891,808
Retained earnings	93,925,538

Net assets, June 30, 2014	$663,817,346

Net asset value and redemption price per share, $663,817,346 / 60,371,190 outstanding shares of beneficial interest	$11.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $589,149 foreign withholding tax)	$8,762,376
Affiliated income from securities lending, net	27,473
Affiliated dividend income	2,589
Interest income	21

8,792,459

EXPENSES
Advisory fees	3,031,363
Distribution fee	308,422
Custodian and accounting fees	93,000
Audit fee	21,000
Trustees’ fees	8,000
Insurance expenses	4,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	3,000
Loan interest expense	499
Miscellaneous	16,032

Total expenses	3,497,316

NET INVESTMENT INCOME	5,295,143

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	21,278,849
Foreign currency transactions	28,466

21,307,315

Net change in unrealized appreciation (depreciation) on:
Investments	43,660,661
Foreign currencies	12,125

43,672,786

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	64,980,101

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,275,244

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,295,143	$7,311,048
Net realized gain on investment and foreign currency transactions	21,307,315	30,222,522
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	43,672,786	(14,929,172)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	70,275,244	22,604,398

FUND SHARE TRANSACTIONS:
Fund share sold [1,206,579 and 7,886,945 shares, respectively]	12,170,585	77,489,448
Fund share repurchased [1,356,706 and 5,500,618 shares, respectively]	(13,973,815)	(52,809,209)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(1,803,230)	24,680,239

TOTAL INCREASE IN NET ASSETS	68,472,014	47,284,637
NET ASSETS:
Beginning of period	595,345,332	548,060,695

End of period	$663,817,346	$595,345,332

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 96.6% BANK LOANS(c) — 4.3%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Airlines — 0.1%
Delta Airlines, Inc., 2014 Term Loan B-1	3.500%	10/18/18	1,970	$1,967,183

Automotive — 0.1%
Chrysler Group LLC, Tranche Term Loan B	3.250%	12/31/18	1,611	1,605,260

Building Materials & Construction
Quikrete Holdings, Inc., Initial Loan (Second Lien)	7.000%	03/26/21	108	110,128

Chemicals — 0.1%
Arizona Chemical US, Inc., Initial Term Loan	8.750%	06/10/22	174	176,446
Axalta Coating Systems, Refinanced Term Loan B	4.000%	02/01/20	731	730,826
OCI Beaumont LLC, Term Loan B-3	5.000%	08/20/19	162	163,997

				1,071,269

Consumer Cyclical – Services
Realogy Corp., Extended Synthetic Commitment	4.400%	10/10/16	51	51,108
St. George’s University Scholastic Services LLC, Term Loan	8.500%	12/20/17	172	172,702

				223,810

Consumer Products — 0.1%
Serta Simmons Holdings LLC, Term Loan B	4.250%	10/01/19	891	892,651

Diversified Financial Services
Ascensus, Inc., Initial Term Loan	9.000%	12/02/20	120	122,100

Electric — 0.4%
Energy Future Intermediate Holding Co. LLC, Term Loan	4.250%	06/12/16	315	316,873
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Non-Extending)	3.737%	10/10/14	2,750	2,227,323
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending)	4.737%	10/10/17	2,750	2,246,792
Texas Competitive Electric Holdings Co. LLC, Loan	4.000%	05/12/16	806	810,228

				5,601,216

Entertainment
Intrawest Operations Group LLC, Initial Term Loan	5.500%	12/09/20	189	191,886
Warner Music Group, Tranche Refinancing Term Loan B	3.750%	07/01/20	325	319,517

				511,403

Food & Beverage — 0.3%
Dole Food Co. Inc., Tranche Term Loan B	4.500%	11/01/18	890	890,241
Pinnacle Foods Finance LLC, Tranche G Term Loan	3.250%	04/29/20	3,204	3,185,333

				4,075,574

Gaming — 0.2%
American Casino & Entertainment, Repriced Term Loan (First Lien)	4.500%	07/03/19	470	473,189

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

BANK LOANS(c) (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Gaming (continued)
CCM Merger, Inc., Term Loan	5.000%	03/01/17	450	$450,689
Graton Economic Development Authority, Closing Date Term Loan B	9.000%	08/22/18	368	380,821
Mohegan Tribal Gaming Authority, Term Loan B	5.500%	06/15/18	299	303,103
ROC Finance LLC, Funded Term Loan B	5.000%	06/20/19	969	952,420
Shingle Springs Tribal Gaming Authority, Term Facility	6.250%	08/29/19	489	503,413
Station Casinos LLC, Term Loan B	4.250%	03/02/20	379	379,861

				3,443,496

Healthcare & Pharmaceutical — 0.1%
Catalent Pharma Solutions, Inc., Term Borrowing	6.500%	12/31/17	900	906,750
inVentiv Health, Inc., Consolidated Term Loan	7.500%	08/04/16	275	275,980

				1,182,730

Independent Energy — 0.2%
Fieldwood Energy LLC, Closing Date Loan (Second Lien)	8.375%	09/30/20	1,255	1,293,278
NFR Energy LLC, Term Loan (Second Lien)	8.750%	12/31/18	667	679,167
Vantage Energy LLC, Loan (Second Lien)	8.500%	12/20/18	353	353,553

				2,325,998

Lodging
Hilton Worldwide Finance LLC, Initial Term Loan	3.500%	10/26/20	365	364,372

Media – Non-Cable — 0.6%
Clear Channel Communications, Inc., Tranche Term Loan B	3.800%	01/29/16	1,020	1,012,525
Clear Channel Communications, Inc., Tranche Term Loan D	6.900%	01/30/19	2,163	2,150,920
Clear Channel Communications, Inc., Tranche Term Loan E	7.650%	07/30/19	1,597	1,599,301
Entercom Radio LLC, Term Loan B-2	4.000%	11/23/18	236	236,617
Hubbard Radio LLC, Tranche 1 Term Loan	4.500%	04/29/19	375	374,537
Mcgraw Hill Global Education Holdings LLC, Term Loan B Refinancing	5.750%	03/22/19	324	329,770
MTL Publishing LLC, Term B Loan	3.750%	06/29/18	282	281,918
NEP/NCP Holdco, Inc., Term Loan (Second Lien)	9.500%	07/22/20	156	160,405
R.H. Donnelley, Inc., Loan	9.750%	10/24/14	674	480,866
Radio One, Inc., Term Loan	7.500%	03/31/16	1,211	1,233,740
TWCC Holding Corp., Term Loan	3.500%	02/13/17	110	108,928
Univision Communications, Inc., 2013 Incremental Term Loan	4.000%	03/01/20	326	325,650
Univision Communications, Inc., Replacement First-Lien Term Loan	4.000%	03/01/20	1,179	1,177,616
Vertis, Inc., Term Loan(g)(i)	14.000%	12/21/15	1,758	6,591

				9,479,384

Oil & Field Services — 0.1%
Floatel International Ltd., Initial Term Loan	6.000%	05/20/20	409	410,955
Shelf Drilling Holdings Ltd., Term Loan	10.000%	10/08/18	370	377,400
Stallion Oilfield, Loan	8.000%	06/19/18	395	400,557

				1,188,912

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

BANK LOANS(c) (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Packaging
Reynolds Group Holdings, Incremental U.S. Term Loan	4.000%	12/01/18	657	$657,657

Refining
Alon USA Partners LP, Tranche Term Loan B	9.250%	11/26/18	202	210,065

Retailers — 0.4%
J.C. Penney Co., Inc., Loan	6.000%	05/22/18	1,733	1,751,471
J.Crew, Initial Term Loan	4.000%	02/28/21	968	954,414
Rite Aid Corp., Tranche 1 Term Loan (Second Lien)	5.750%	08/21/20	185	188,874
Rite Aid Corp., Tranche 2 Term Loan	4.875%	06/21/21	1,417	1,432,165
Sears Roebuck Acceptance Corp., Term Loan	5.500%	06/30/18	910	919,857

				5,246,781

Supermarkets — 0.2%
SUPERVALU, Inc., New Term Loan	4.500%	03/21/19	2,338	2,334,580

Technology — 1.2%
Alcatel-Lucent USA, Inc., Term Loan C	4.500%	01/30/19	615	614,738
Avago Technologies Ltd., Term Loan	3.750%	05/06/21	505	506,399
Avaya, Inc., Term Loan B-3	4.727%	10/26/17	959	937,824
Avaya, Inc., Term Loan B-6	6.500%	03/31/18	491	491,416
CDW Corp., Term Loan	3.250%	04/29/20	765	756,705
Ceridian Corp., 2013 New Replacement US Term Loan	4.400%	05/09/17	232	231,850
Dell, Inc., Term Loan B	4.500%	04/29/20	1,244	1,249,409
Electronic Funds Source LLC, Term Loan	8.500%	05/29/22	2,175	2,169,563
Evergreen Skills Lux Sarl, Term Loan	7.750%	04/28/22	4,825	4,786,800
First Data Corp., 2018B New Term Loan	4.154%	09/24/18	724	724,427
Freescale Semiconductor, Inc., Tranche Term Loan B-4	4.250%	02/28/20	494	493,359
GO Daddy Operating Co. LLC, Initial Term Loan	4.750%	05/01/21	427	424,464
Kronos, Inc., Term Loan	9.750%	04/30/20	2,994	3,086,677
Novell, Inc., Term Loan (First Lien)	7.250%	11/22/17	23	22,925
Novell, Inc., Term Loan (First Lien)	7.250%	05/08/18	389	392,257
Syniverse Holdings, Inc., Tranche Term Loan B	4.000%	04/23/19	915	914,084

				17,802,897

Transportation Services — 0.1%
Ceva Group PLC, US Term Loan	6.500%	03/30/21	71	69,343
Ceva Logistics Canada ULC, Dutch BV Term Loan	6.500%	03/19/21	60	58,942
Ceva Logistics Canada ULC, Pre-Funded L/C Term Loan	6.500%	03/19/21	49	47,793
Navios Maritime Partners LP, Term Loan	5.250%	06/27/18	440	445,336
Ozburn-Hessey Holding Co. LLC, Term Loan	6.750%	05/22/19	198	198,331

				819,745

Water
WTG Holdings III Corp., Term Loan (Second Lien)	8.500%	01/15/22	700	702,331

Wireless
Altice Financing SA, Term Loan	5.500%	07/02/19	522	533,967

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

BANK LOANS(c) (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Wirelines — 0.1%
Cincinnati Bell, Inc., Tranche Term Loan B	4.000%	08/09/20	86	$85,638
Cincinnati Bell, Inc., Tranche Term Loan B	4.000%	09/10/20	43	43,306
Integra Telecom Holdings, Inc., Replacement Term Loan	5.250%	02/22/19	181	182,405
XO Communications LLC, Initial Term Loan	4.250%	03/25/21	207	207,715
Zayo Group LLC, Term Loan	4.000%	07/02/19	199	199,131

				718,195
TOTAL BANK LOANS (cost $64,868,704)				63,191,704

CORPORATE BONDS — 91.4%
Aerospace/Defense — 1.4%
Alliant Techsystems, Inc., Gtd. Notes, 144A	5.250%	10/01/21	1,487	1,535,328
B/E Aerospace, Inc., Sr. Unsec’d. Notes	5.250%	04/01/22	625	680,469
B/E Aerospace, Inc., Sr. Unsec’d. Notes	6.875%	10/01/20	341	370,411
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	4.750%	04/15/19	3,065	3,118,638
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.000%	10/15/22	1,025	1,050,625
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.125%	01/15/23	1,168	1,203,040
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.500%	03/15/18	825	930,187
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.750%	03/15/20	147	166,132
Esterline Technologies Corp., Gtd. Notes	7.000%	08/01/20	1,000	1,070,000
Kratos Defense & Security Solutions, Inc., Sr. Sec’d. Notes, 144A(a)	7.000%	05/15/19	349	362,960
LMI Aerospace, Inc., Sec’d. Notes, 144A(a)	7.375%	07/15/19	1,250	1,278,125
Sequa Corp., Gtd. Notes, 144A (original cost $2,691,844; purchased 12/10/12 - 12/17/13)(a)(f)(g)	7.000%	12/15/17	2,675	2,621,500
Spirit AeroSystems, Inc., Gtd. Notes, 144A	5.250%	03/15/22	584	592,760
TransDigm, Inc., Gtd. Notes(a)	7.500%	07/15/21	550	609,125
TransDigm, Inc., Gtd. Notes, 144A(a)	6.000%	07/15/22	2,765	2,841,037
TransDigm, Inc., Gtd. Notes, 144A	6.500%	07/15/24	2,315	2,410,494
Triumph Group, Inc., Gtd. Notes, 144A	5.250%	06/01/22	200	200,500

				21,041,331

Airlines — 0.4%
Continental Airlines 2003-ERJ1 Pass-Through Trust, Pass-Through Certificates	7.875%	01/02/20	921	994,871
Continental Airlines 2004-ERJ1 Pass-Through Trust, Pass-Through Certificates	9.558%	03/01/21	313	355,430
Continental Airlines 2005-ERJ1 Pass-Through Trust, Pass-Through Certificates	9.798%	10/01/22	1,073	1,233,559
Continental Airlines 2012-3 Class C Pass-Through Trust, Pass-Through Certificates	6.125%	04/29/18	692	740,440
Delta Air Lines 2012-1 Class B Pass-Through Trust, Pass-Through Certificates, 144A	6.875%	05/07/19	557	621,115
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	9.750%	07/15/18	661	756,928
US Airways 2012-2 Class B Pass-Through Trust, Pass-Through Certificates	6.750%	12/03/22	504	550,274

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Airlines (continued)
US Airways 2013-1 Class B Pass-Through Trust, Pass-Through Certificates	5.375%		05/15/23	120	$124,200

					5,376,817

Automotive — 2.4%
Allison Transmission, Inc., Gtd. Notes, 144A	7.125%		05/15/19	2,000	2,140,000
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250%		03/15/21	1,575	1,693,125
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.625%		10/15/22	1,125	1,231,875
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%		11/15/19	200	230,500
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes(a)	8.000%		06/15/19	4,548	4,940,265
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes(a)	8.250%		06/15/21	8,160	9,220,800
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	350	365,750
Dana Holding Corp., Sr. Unsec’d. Notes(a)	6.750%		02/15/21	1,050	1,132,687
General Motors Co., Sr. Unsec’d. Notes, 144A	3.500%		10/02/18	936	957,060
General Motors Co., Sr. Unsec’d. Notes, 144A	4.875%		10/02/23	2,125	2,236,563
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	375	380,625
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	7.000%		05/15/22	1,663	1,845,930
J.B. Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	9.000%		04/01/22	1,127	1,253,787
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	4.125%		12/15/18	1,223	1,259,690
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	5.625%		02/01/23	400	425,000
Lear Corp., Gtd. Notes	8.125%		03/15/20	608	654,360
Meritor, Inc., Gtd. Notes(a)	6.250%		02/15/24	1,032	1,081,020
Meritor, Inc., Gtd. Notes(a)	6.750%		06/15/21	900	968,040
Pittsburgh Glass Works LLC, Sr. Sec’d. Notes, 144A	8.000%		11/15/18	725	788,437
Stackpole International Intermediate/Stackpole International Powder (Canada), Sr. Sec’d. Notes, 144A(a)	7.750%		10/15/21	841	878,845
Tenneco, Inc., Gtd. Notes	6.875%		12/15/20	450	489,937
Titan International, Inc., Sr. Sec’d. Notes	6.875%		10/01/20	1,650	1,674,750

					35,849,046

Banking — 2.0%
Ally Financial, Inc., Gtd. Notes(a)	7.500%		09/15/20	2,655	3,199,275
Ally Financial, Inc., Gtd. Notes	8.000%		03/15/20	4,550	5,528,250
Ally Financial, Inc., Gtd. Notes	8.000%		11/01/31	1,150	1,469,125
Bank of America Corp., Jr. Sub. Notes	5.125%	(c)	12/29/49	1,610	1,603,967
Bank of America Corp., Series K, Jr. Sub. Notes	8.000%	(c)	07/29/49	1,198	1,325,892
Bank of America Corp., Series U, Jr. Sub. Notes	5.200%	(c)	12/29/49	900	861,750
Barclays Bank PLC (United Kingdom), Sub. Notes(a)	7.625%		11/21/22	560	639,240
Citigroup, Inc., Jr. Sub. Notes(a)	5.950%	(c)	07/29/49	571	576,710
Citigroup, Inc., Series D, Jr. Sub. Notes	5.350%	(c)	04/29/49	900	863,437
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.700%	(c)	12/29/49	2,459	2,540,454
JPMorgan Chase & Co., Jr. Sub. Notes	5.150%	(c)	12/29/49	925	886,844
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	07/29/49	318	323,800
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes(a)	6.100%		06/10/23	1,470	1,609,053

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	2,375	$2,597,618
Royal Bank of Scotland PLC (The) (United Kingdom), Sub. Notes, RegS	9.500%	(c)	03/16/22	495	580,387
Societe Generale SA (France), Jr. Sub. Notes, 144A	6.000%	(c)	10/27/49	337	331,945
Wachovia Capital Trust III, Ltd. Gtd. Notes	5.570%	(c)	03/29/49	640	620,800
Wells Fargo & Co., Jr. Sub. Notes	5.900%	(c)	12/29/49	2,619	2,778,104
Wells Fargo & Co., Series K, Jr. Sub. Notes	7.980%	(c)	03/29/49	1,020	1,160,250

					29,496,901

Brokerage — 0.1%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., Gtd. Notes, 144A	7.750%		02/15/18	325	351,000
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	6.875%		04/15/22	630	636,300
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	7.375%		04/01/20	249	261,450
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A	5.625%		03/15/20	575	608,063

					1,856,813

Building Materials & Construction — 1.8%
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $2,524,750; purchased 02/02/10 - 04/27/11)(f)(g)	7.000%		02/15/20	2,500	2,650,000
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $944,063; purchased 09/27/10)(f)(g)	6.875%		08/15/18	950	985,150
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.250%		05/12/20	1,500	1,640,625
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.875%		04/30/19	1,480	1,698,300
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	6.000%		04/01/24	368	383,180
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	1,765	2,076,081
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.875%		03/25/19	665	694,925
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	6.500%		12/10/19	1,000	1,071,250
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.250%		01/15/21	1,845	2,029,500
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	9.000%		01/11/18	570	612,750
Century Communities, Inc., Sr. Unsec’d. Notes, 144A	6.875%		05/15/22	310	316,975
CPG Merger Sub LLC, Gtd. Notes, 144A(a)	8.000%		10/01/21	150	157,875
HD Supply, Inc., Gtd. Notes	7.500%		07/15/20	520	568,100
HD Supply, Inc., Sr. Sec’d. Notes	8.125%		04/15/19	576	632,880
Headwaters, Inc., Gtd. Notes, 144A	7.250%		01/15/19	388	410,310
K Hovnanian Enterprises, Inc., Gtd. Notes	11.875%		10/15/15	605	674,575
K Hovnanian Enterprises, Inc., Gtd. Notes, 144A	7.000%		01/15/19	124	126,480
K Hovnanian Enterprises, Inc., Sec’d. Notes, 144A	9.125%		11/15/20	390	434,850

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Building Materials & Construction (continued)
K Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%		10/15/20		1,565	$1,698,025
Lafarge SA (France), Sr. Unsec’d. Notes	7.125%		07/15/36		600	696,000
Lennar Corp., Gtd. Notes	4.500%		06/15/19		143	146,396
Lennar Corp., Gtd. Notes	6.950%		06/01/18		145	163,487
Lennar Corp., Series B, Gtd. Notes	12.250%		06/01/17		625	793,750
M/I Homes, Inc., Gtd. Notes	8.625%		11/15/18		858	913,770
Masco Corp., Sr. Unsec’d. Notes	5.850%		03/15/17		25	27,563
Masco Corp., Sr. Unsec’d. Notes(a)	5.950%		03/15/22		870	961,350
Masco Corp., Sr. Unsec’d. Notes	7.125%		03/15/20		51	60,013
Masonite International Corp., Gtd. Notes, 144A(a)	8.250%		04/15/21		1,070	1,166,300
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500%		11/15/20		315	322,875
Meritage Homes Corp., Gtd. Notes	7.000%		04/01/22		631	694,889
US Concrete, Inc., Sr. Sec’d. Notes, 144A	8.500%		12/01/18		400	434,000
Vulcan Materials Co., Sr. Unsec’d. Notes(a)	7.500%		06/15/21		1,500	1,775,625

						27,017,849

Chemicals — 2.8%
Ashland, Inc., Gtd. Notes	4.750%		08/15/22		850	854,250
Ashland, Inc., Sr. Unsec’d. Notes	3.000%		03/15/16		578	589,560
Ashland, Inc., Sr. Unsec’d. Notes	3.875%		04/15/18		712	732,470
Axiall Corp., Gtd. Notes	4.875%		05/15/23		1,389	1,382,055
Basell Finance Co. BV (Netherlands), Gtd. Notes, 144A(a)	8.100%		03/15/27		435	584,388
Celanese US Holdings LLC, Gtd. Notes	4.625%		11/15/22		1,050	1,055,250
Chemtura Corp., Gtd. Notes(a)	5.750%		07/15/21		2,840	2,946,500
Eagle Spinco, Inc., Gtd. Notes	4.625%		02/15/21		1,386	1,375,604
Exmar NV (Belgium), Sr. Unsec’d. Notes	6.250%	(c)	07/07/17	NOK	2,000	326,265
Hexion US Finance Corp., Sr. Sec’d. Notes(a)	6.625%		04/15/20		1,275	1,351,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes(a)	9.000%		11/15/20		5,930	6,048,600
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes	8.875%		02/01/18		400	416,000
Huntsman International LLC, Gtd. Notes(a)	4.875%		11/15/20		1,000	1,035,000
INEOS Group Holdings SA (Luxembourg), Gtd. Notes, 144A	5.875%		02/15/19		239	244,975
INEOS Group Holdings SA (Luxembourg), Gtd. Notes, 144A(a)	6.125%		08/15/18		374	387,090
JM Huber Corp., Sr. Unsec’d. Notes, 144A	9.875%		11/01/19		435	495,356
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21		200	239,151
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%		08/01/23		185	202,113
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A	6.375%		10/15/19		585	612,056
OMNOVA Solutions, Inc., Gtd. Notes	7.875%		11/01/18		285	299,250
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes	6.250%		04/01/20		2,237	2,438,330
PolyOne Corp., Sr. Unsec’d. Notes(a)	5.250%		03/15/23		1,267	1,301,843
PolyOne Corp., Sr. Unsec’d. Notes	7.375%		09/15/20		734	797,307
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%		04/15/21		1,900	1,919,000
Rockwood Specialties Group, Inc., Gtd. Notes	4.625%		10/15/20		900	933,750
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	9.750%		03/31/20		3,725	4,162,687
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750%		12/15/20		2,850	3,156,375

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals (continued)
Tronox Finance LLC, Gtd. Notes(a)	6.375%	08/15/20	2,363	$2,439,797
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (Netherlands), Gtd. Notes, 144A(a)	7.375%	05/01/21	2,505	2,730,450

				41,056,972

Construction Machinery — 2.3%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	3,375	3,687,187
BlueLine Rental Finance Corp., Sec’d. Notes, 144A	7.000%	02/01/19	1,350	1,441,125
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $1,025,500; purchased 01/16/14 - 02/12/14)(f)(g)	7.000%	02/01/19	1,000	1,067,500
Case New Holland Industrial, Inc., Gtd. Notes	7.875%	12/01/17	1,825	2,126,125
Columbus Mckinnon Corp., Gtd. Notes	7.875%	02/01/19	620	661,850
H&E Equipment Services, Inc., Gtd. Notes	7.000%	09/01/22	3,650	4,033,250
Jurassic Holdings III, Inc., Sec’d. Notes, 144A	6.875%	02/15/21	2,335	2,381,700
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $550,000; purchased 04/12/13)(f)(g)	7.875%	05/01/18	550	583,000
Terex Corp., Gtd. Notes(a)	6.000%	05/15/21	2,800	3,017,000
Terex Corp., Gtd. Notes	6.500%	04/01/20	875	949,813
United Rentals North America, Inc., Gtd. Notes	5.750%	11/15/24	3,550	3,687,563
United Rentals North America, Inc., Gtd. Notes(a)	6.125%	06/15/23	799	856,928
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	1,075	1,187,875
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	3,730	4,186,925
United Rentals North America, Inc., Gtd. Notes(a)	8.375%	09/15/20	1,575	1,728,563
United Rentals North America, Inc., Sr. Unsec’d. Notes	8.250%	02/01/21	1,425	1,585,313
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A(a)	9.750%	02/01/19	900	958,500

				34,140,217

Consumer Cyclical – Services — 1.2%
24 Hour Holdings III LLC, Gtd. Notes, 144A(a)	8.000%	06/01/22	700	696,500
ADT Corp. (The), Sr. Unsec’d. Notes	3.500%	07/15/22	226	205,660
ADT Corp. (The), Sr. Unsec’d. Notes	4.125%	04/15/19	250	251,563
ADT Corp. (The), Sr. Unsec’d. Notes(a)	4.125%	06/15/23	1,235	1,139,287
ADT Corp. (The), Sr. Unsec’d. Notes(a)	6.250%	10/15/21	930	985,800
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A	6.875%	06/15/19	1,900	2,042,500
Garda World Security Corp. (Canada), Gtd. Notes, 144A	7.250%	11/15/21	910	956,637
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	1,725	1,720,687
Quad/Graphics, Inc., Sr. Unsec’d. Notes, 144A	7.000%	05/01/22	600	600,000
QVC, Inc., Sr. Sec’d. Notes, 144A	7.375%	10/15/20	1,500	1,610,143
QVC, Inc., Sr. Sec’d. Notes, 144A	7.500%	10/01/19	760	798,812
Sabre, Inc., Sr. Sec’d. Notes, 144A	8.500%	05/15/19	156	173,160
Service Corp. International, Sr. Unsec’d. Notes	4.500%	11/15/20	950	935,750
Service Corp. International, Sr. Unsec’d. Notes	5.375%	01/15/22	300	310,500
Service Corp. International, Sr. Unsec’d. Notes, 144A	5.375%	05/15/24	2,550	2,607,375
West Corp., Gtd. Notes, 144A	5.375%	07/15/22	3,438	3,403,620

				18,437,994

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Consumer Products — 0.7%
Big Heart Pet Brands, Gtd. Notes	7.625%	02/15/19	1,567	$1,632,971
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21	1,575	1,488,375
Gibson Brands Escrow Corp., Sr. Sec’d. Notes, 144A	8.875%	08/01/18	750	771,563
Jarden Corp., Gtd. Notes	7.500%	05/01/17	500	567,500
Prestige Brands, Inc., Gtd. Notes	8.125%	02/01/20	150	167,250
Prestige Brands, Inc., Sr. Unsec’d. Notes, 144A(a)	5.375%	12/15/21	415	423,300
Radio Systems Corp., Sec’d. Notes, 144A	8.375%	11/01/19	835	921,631
Revlon Consumer Products Corp., Gtd. Notes(a)	5.750%	02/15/21	563	578,483
Serta Simmons Holdings LLC, Sr. Unsec’d. Notes, 144A(a)	8.125%	10/01/20	464	503,440
Spectrum Brands, Inc., Gtd. Notes	6.625%	11/15/22	425	460,063
Sun Products Corp. (The), Sr. Unsec’d. Notes, 144A(a)	7.750%	03/15/21	1,725	1,500,750
Visant Corp., Gtd. Notes	10.000%	10/01/17	741	690,983

				9,706,309

Diversified Manufacturing — 1.3%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	2,875	3,018,750
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%	03/15/22	250	250,000
Artesyn Escrow, Inc., Sr. Sec’d. Notes, 144A	9.750%	10/15/20	187	183,727
BC Mountain LLC/BC Mountain Finance, Inc., Gtd. Notes, 144A(a)	7.000%	02/01/21	687	664,673
Entegris, Inc., Gtd. Notes, 144A	6.000%	04/01/22	217	223,510
Gardner Denver, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,906,563; purchased 07/22/13 - 07/23/13)(a)(f)(g)	6.875%	08/15/21	1,900	1,995,000
Gates Global LLC/Gates Global Co., Sr. Unsec’d. Notes, 144A	6.000%	07/15/22	2,750	2,750,000
Griffon Corp., Gtd. Notes	5.250%	03/01/22	3,590	3,567,562
Milacron LLC/Mcron Finance Corp., Gtd. Notes, 144A	7.750%	02/15/21	1,055	1,155,225
Rexel SA (France), Sr. Unsec’d. Notes, 144A	6.125%	12/15/19	1,375	1,454,063
SPX Corp., Gtd. Notes(a)	6.875%	09/01/17	1,000	1,125,000
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	9.000%	10/01/18	252	268,330
WireCo WorldGroup, Inc., Gtd. Notes	9.500%	05/15/17	3,182	3,269,505

				19,925,345

Electric — 3.5%
AES Corp., Sr. Unsec’d. Notes	5.500%	03/15/24	2,253	2,303,693
AES Corp., Sr. Unsec’d. Notes(a)	8.000%	06/01/20	5,000	6,012,500
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	6.000%	01/15/22	1,150	1,239,125
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	07/31/20	1,279	1,387,715
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	7.875%	01/15/23	4,628	5,160,220
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	03/01/24	250	258,437
Covanta Holding Corp., Sr. Unsec’d. Notes(a)	6.375%	10/01/22	975	1,057,875
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	3,175	3,492,500
Dynegy Holdings Escrow, Notes(g)(i)	7.000%	05/15/18	1,000	—
Dynegy Holdings Escrow, Notes(g)(i)	7.750%	06/01/19	2,000	—
Dynegy Roseton LLC/Dynegy Danskammer LLC Escrow Bonds, Notes(i)	7.670%	11/08/16	3,800	—
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sec’d. Notes, 144A(i)	11.750%	03/01/22	2,250	2,767,500
Genon Energy, Inc., Sr. Unsec’d. Notes(a)	9.875%	10/15/20	4,222	4,591,426

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Electric (continued)
GenOn REMA LLC, Series C, Pass-Through Certificates	9.681%	07/02/26	1,765		$1,919,437
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $1,995,950; purchased 06/11/14)(f)(g)	7.000%	06/30/23	1,910		1,972,075
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A	7.000%	06/30/23	500		516,250
Mirant Mid Atlantic Pass-Through Trust B, Pass-Through Certificates	9.125%	06/30/17	2,614		2,800,192
NRG Energy, Inc., Gtd. Notes(a)	6.625%	03/15/23	2,857		3,092,703
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18	525		602,437
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21	3,125		3,464,844
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	500		546,250
NRG Energy, Inc., Gtd. Notes, 144A	6.250%	07/15/22	2,499		2,661,435
NRG Energy, Inc., Gtd. Notes, 144A(a)	6.250%	05/01/24	5,125		5,355,625
PPL Energy Supply LLC, Sr. Unsec’d. Notes(a)	4.600%	12/15/21	141		140,417
PPL Ironwood LLC, Sr. Sec’d. Notes (original cost $268; purchased 04/22/09)(f)(g)	8.857%	11/30/25	—	(r)	365

					51,343,021

Entertainment — 1.1%
AMC Entertainment, Inc., Gtd. Notes(a)	5.875%	02/15/22	750		780,000
AMC Entertainment, Inc., Gtd. Notes	9.750%	12/01/20	3,778		4,306,920
Carmike Cinemas, Inc., Sec’d. Notes	7.375%	05/15/19	2,600		2,827,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21	350		360,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	5.375%	06/01/24	900		911,250
Cinemark USA, Inc., Gtd. Notes(a)	5.125%	12/15/22	2,250		2,303,437
Live Nation Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	5.375%	06/15/22	910		921,374
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $725,000; purchased 07/30/13)(f)(g)	5.000%	08/01/18	725		750,375
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	03/15/22	365		378,687
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	06/15/23	200		205,500
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	02/01/25	79		79,987
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.500%	10/15/27	55		62,700
Six Flags Entertainment Corp., Gtd. Notes, 144A	5.250%	01/15/21	175		179,375
Time, Inc., Gtd. Notes, 144A(a)	5.750%	04/15/22	330		333,300
Vail Resorts, Inc., Gtd. Notes	6.500%	05/01/19	300		315,375
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	8.500%	10/15/22	532		587,860
WMG Acquisition Corp., Gtd. Notes, 144A	6.750%	04/15/22	450		450,000

					15,754,140

Environmental — 0.4%
ADS Waste Holdings, Inc., Gtd. Notes	8.250%	10/01/20	1,775		1,912,563
Casella Waste Systems, Inc., Gtd. Notes(a)	7.750%	02/15/19	825		862,125
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	2,450		2,526,563

					5,301,251

Food & Beverage — 2.5%
Aramark Corp., Gtd. Notes	5.750%	03/15/20	1,000		1,057,500
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21	1,375		1,378,437

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Food & Beverage (continued)
Bumble Bee Holdings, Inc. (Luxembourg), Sr. Sec’d. Notes, 144A	9.000%	12/15/17	1,082	$1,155,035
Constellation Brands, Inc., Gtd. Notes	3.750%	05/01/21	234	232,537
Constellation Brands, Inc., Gtd. Notes(a)	4.250%	05/01/23	1,345	1,350,044
Constellation Brands, Inc., Gtd. Notes	6.000%	05/01/22	300	336,750
Crestview DS Merger Sub II, Inc., Sec’d. Notes, 144A	10.000%	09/01/21	2,620	2,927,850
Darling Escrow Corp., Gtd. Notes, 144A	5.375%	01/15/22	2,620	2,718,250
HJ Heinz Co., Sec’d. Notes(a)	4.250%	10/15/20	2,737	2,754,106
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,817,810; purchased 05/20/11)(f)(g)	7.250%	06/01/21	1,850	1,984,125
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,666,625; purchased 09/13/13)(f)(g)	7.250%	06/01/21	1,675	1,796,437
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	1,407	1,509,007
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	460	493,350
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	8.250%	02/01/20	596	646,660
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $1,725,000; purchased 06/11/14)(f)(g)	5.875%	07/15/24	1,725	1,720,687
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A	5.875%	07/15/24	841	838,897
Post Holdings, Inc., Gtd. Notes(a)	7.375%	02/15/22	2,325	2,513,906
Post Holdings, Inc., Gtd. Notes, 144A(a)	6.000%	12/15/22	100	102,000
Post Holdings, Inc., Gtd. Notes, 144A	6.750%	12/01/21	2,718	2,887,875
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19	390	427,050
Smithfield Foods, Inc., Sr. Unsec’d. Notes(a)	6.625%	08/15/22	2,530	2,770,350
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18	2,176	2,273,920
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	5.875%	08/01/21	2,437	2,577,128
TreeHouse Foods, Inc., Gtd. Notes(a)	4.875%	03/15/22	925	950,437
Wells Enterprises, Inc., Sr. Sec’d. Notes, 144A	6.750%	02/01/20	284	298,555

				37,700,893

Gaming — 4.4%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes	9.000%	05/15/18	2,925	3,085,875
Boyd Gaming Corp., Gtd. Notes(a)	9.000%	07/01/20	1,500	1,653,750
Boyd Gaming Corp., Gtd. Notes	9.125%	12/01/18	2,400	2,553,000
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(a)	9.000%	02/15/20	925	773,531
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	11.250%	06/01/17	3,945	3,609,675
Caesars Entertainment Resorts Properties LLC, Sr. Sec’d. Notes, 144A	8.000%	10/01/20	2,225	2,325,125
CCM Merger, Inc., Gtd. Notes, 144A (original cost $4,855,063; purchased 03/14/12 - 05/21/14)(f)(g)	9.125%	05/01/19	4,775	5,121,187
Chukchansi Economic Development Authority, Sec’d. Notes, 144A(i)	9.750%	05/30/20	635	444,638
Churchill Downs, Inc., Gtd. Notes, 144A	5.375%	12/15/21	425	435,625

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Gaming (continued)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	10.500%	07/01/19	238	$256,445
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A	4.875%	11/01/20	1,475	1,519,250
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	1,850	1,942,500
Graton Economic Development Authority, Sr. Sec’d. Notes, 144A	9.625%	09/01/19	285	324,187
Isle of Capri Casinos, Inc., Gtd. Notes(a)	7.750%	03/15/19	2,275	2,428,563
Isle of Capri Casinos, Inc., Gtd. Notes(a)	8.875%	06/15/20	1,780	1,909,050
MCE Finance Ltd. (Macau), Gtd. Notes, 144A	5.000%	02/15/21	675	681,750
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	3,325	3,699,063
MGM Resorts International, Gtd. Notes(a)	6.750%	10/01/20	925	1,032,531
MGM Resorts International, Gtd. Notes	7.625%	01/15/17	1,250	1,412,500
MGM Resorts International, Gtd. Notes(a)	7.750%	03/15/22	2,390	2,802,275
MGM Resorts International, Gtd. Notes(a)	8.625%	02/01/19	1,785	2,126,381
MGM Resorts International, Gtd. Notes(a)	10.000%	11/01/16	1,400	1,655,500
MTR Gaming Group, Inc., Sec’d. Notes(a)	11.500%	08/01/19	3,136	3,524,252
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.875%	11/01/21	3,500	3,307,500
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	3,200	3,376,000
Pinnacle Entertainment, Inc., Gtd. Notes(a)	7.750%	04/01/22	1,950	2,120,625
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Sr. Sec’d. Notes, 144A	9.500%	06/15/19	215	234,350
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A	5.875%	05/15/21	900	902,250
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A (original cost $301,500; purchased 05/09/13)(f)(g)	5.875%	05/15/21	300	300,750
Seneca Gaming Corp., Gtd. Notes, 144A	8.250%	12/01/18	642	682,125
Shingle Springs Tribal Gaming Authority, Sr. Unsec’d. Notes, 144A	9.750%	09/01/21	250	282,500
Station Casinos LLC, Gtd. Notes(a)	7.500%	03/01/21	909	993,082
Studio City Finance Ltd. (Hong Kong), Gtd. Notes, 144A	8.500%	12/01/20	1,050	1,162,875
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	6.375%	06/01/21	3,225	3,160,500
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.250%	10/15/21	2,911	2,991,053

				64,830,263

Gas Distributors — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21	750	782,813
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A(a)	6.750%	01/15/22	1,609	1,681,405

				2,464,218

Gas Pipelines — 1.6%
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	4.875%	03/15/24	3,375	3,564,844
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	6.125%	07/15/22	952	1,051,960

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Gas Pipelines (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%	12/15/20	850	$892,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A	6.125%	03/01/22	545	573,613
Global Partners LP/GLP Finance Corp., Gtd. Notes, 144A	6.250%	07/15/22	899	899,000
Kinder Morgan, Inc., Sr. Unsec’d. Notes, 144A	5.000%	02/15/21	875	907,813
Kinder Morgan, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625%	11/15/23	1,800	1,849,500
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%	04/15/23	1,075	1,123,375
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(a)	5.875%	03/01/22	543	589,834
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(a)	6.500%	07/15/21	1,265	1,378,850
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $505,000; purchased 02/25/14)(f)(g)	3.900%	04/15/15	500	505,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $989,125; purchased 02/21/14 - 02/25/14)(f)(g)	5.625%	04/15/20	1,025	1,055,750
SemGroup Corp., Gtd. Notes	7.500%	06/15/21	406	444,570
SemGroup LP, Notes(i)	—%	12/31/49	2,555	26
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	2,025	2,050,313
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.250%	11/15/23	700	695,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.250%	05/01/23	437	456,665
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(a)	6.375%	08/01/22	1,398	1,520,325
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875%	02/01/21	2,230	2,413,975
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	7.875%	10/15/18	1,000	1,052,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A(a)	5.875%	10/01/20	800	844,000

				23,870,038

Healthcare & Pharmaceutical — 7.4%
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	486	510,300
Acadia Healthcare Co., Inc., Gtd. Notes	12.875%	11/01/18	1,836	2,194,020
Acadia Healthcare Co., Inc., Gtd. Notes, 144A	5.125%	07/01/22	420	421,050
Alere, Inc., Gtd. Notes(a)	6.500%	06/15/20	592	621,600
Amsurg Corp., Gtd. Notes	5.625%	11/30/20	275	277,750
Biomet, Inc., Gtd. Notes	6.500%	08/01/20	3,030	3,264,824
Biomet, Inc., Gtd. Notes	6.500%	10/01/20	850	907,375
Capella Healthcare, Inc., Gtd. Notes	9.250%	07/01/17	2,500	2,625,000
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	1,015	1,045,450
Catalent Pharma Solutions, Inc., Gtd. Notes(a)	7.875%	10/15/18	1,087	1,106,023
Catamaran Corp. (Canada), Gtd. Notes	4.750%	03/15/21	875	883,750
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	1,500	1,522,500
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%	07/15/20	1,625	1,759,062
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	6,011	6,582,045
CHS/Community Health Systems, Inc., Gtd. Notes, 144A(a)	6.875%	02/01/22	3,805	4,033,300

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare & Pharmaceutical (continued)
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/15/18	505	$529,619
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes, 144A	5.125%	08/01/21	440	451,000
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(a)	8.250%	01/15/19	1,600	1,636,000
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	4,225	4,573,563
Crimson Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	6.625%	05/15/22	3,125	3,101,563
DaVita HealthCare Partners, Inc., Gtd. Notes	5.125%	07/15/24	685	689,281
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	1,250	1,437,500
Endo Finance Co., Gtd. Notes, 144A	5.750%	01/15/22	1,525	1,555,500
Endo Finance LLC & Endo Finco, Inc., Gtd. Notes, 144A	7.000%	12/15/20	271	289,970
Endo Finance LLC & Endo Finco, Inc., Gtd. Notes, 144A	7.250%	01/15/22	161	173,880
Envision Healthcare Corp., Gtd. Notes, 144A	5.125%	07/01/22	791	797,922
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.875%	02/15/21	875	955,517
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	5.000%	12/15/21	1,100	1,205,446
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.625%	07/31/19	974	1,061,660
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	126	139,230
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	5.750%	02/15/21	525	573,563
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	450	508,500
Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec’d. Notes, 144A(a)	5.250%	04/01/22	1,625	1,685,937
HCA Holdings, Inc., Sr. Unsec’d. Notes(a)	6.250%	02/15/21	1,550	1,664,313
HCA, Inc., Gtd. Notes(a)	5.875%	05/01/23	5,957	6,232,511
HCA, Inc., Gtd. Notes(a)	7.500%	02/15/22	2,530	2,918,987
HCA, Inc., Gtd. Notes	8.000%	10/01/18	600	709,500
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	478	482,183
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	1,098	1,113,174
HCA, Inc., Sr. Sec’d. Notes(a)	5.875%	03/15/22	1,196	1,296,165
HCA, Inc., Sr. Sec’d. Notes	6.500%	02/15/20	177	199,125
HCA, Inc., Sr. Unsec’d. Notes	7.190%	11/15/15	1,070	1,147,575
HealthSouth Corp., Gtd. Notes	7.250%	10/01/18	2,369	2,475,605
Hologic, Inc., Gtd. Notes(a)	6.250%	08/01/20	860	907,300
IASIS Healthcare LLC/IASIS Capital Corp., Gtd. Notes(a)	8.375%	05/15/19	1,143	1,218,724
inVentiv Health, Inc., Gtd. Notes, 144A(a)	11.000%	08/15/18	1,685	1,609,175
inVentiv Health, Inc., Sr. Sec’d. Notes, 144A	9.000%	01/15/18	300	322,500
Kindred Healthcare, Inc., Gtd. Notes, 144A	6.375%	04/15/22	825	829,125
LifePoint Hospitals, Inc., Gtd. Notes, 144A	5.500%	12/01/21	1,804	1,889,690
Mallinckrodt International Finance SA (Luxembourg), Gtd. Notes(a)(g)	4.750%	04/15/23	1,675	1,628,937
MedAssets, Inc., Gtd. Notes	8.000%	11/15/18	1,275	1,348,313
MPH Acquisition Holdings LLC, Gtd. Notes, 144A(a)	6.625%	04/01/22	1,210	1,267,475
National Mentor Holdings, Inc., Gtd. Notes, 144A	12.500%	02/15/18	1,512	1,606,500
Omnicare, Inc., Gtd. Notes	7.750%	06/01/20	1	1,077

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare & Pharmaceutical (continued)
ResCare, Inc., Gtd. Notes	10.750%	01/15/19	1,575	$1,720,687
Salix Pharmaceuticals Ltd., Gtd. Notes, 144A	6.000%	01/15/21	395	423,637
Select Medical Corp., Gtd. Notes, 144A	6.375%	06/01/21	1,925	2,011,625
Teleflex, Inc., Gtd. Notes, 144A	5.250%	06/15/24	430	434,300
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	4.375%	10/01/21	1,450	1,440,938
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%	04/01/21	1,100	1,106,875
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	310	316,975
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	6.250%	11/01/18	620	688,200
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.000%	10/01/20	575	625,313
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	02/01/20	1,675	1,819,469
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	350	379,313
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%	04/01/22	3,742	4,331,365
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(a)	5.000%	03/01/19	1,915	1,941,331
United Surgical Partners International, Inc., Gtd. Notes(a)	9.000%	04/01/20	1,090	1,203,088
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	5.625%	12/01/21	1,025	1,054,469
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.375%	10/15/20	3,045	3,235,313
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%	08/15/18	653	703,608
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.875%	12/01/18	1,125	1,177,031
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	7.000%	10/01/20	3,020	3,208,750
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	7.500%	07/15/21	660	730,950
VWR Funding, Inc., Gtd. Notes	7.250%	09/15/17	615	650,363

				109,191,254

Home Construction — 1.6%
Beazer Homes USA, Inc., Gtd. Notes(a)	7.250%	02/01/23	475	492,219
Beazer Homes USA, Inc., Gtd. Notes(a)	7.500%	09/15/21	2,850	3,021,000
Beazer Homes USA, Inc., Gtd. Notes, 144A	5.750%	06/15/19	1,300	1,300,000
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	872	922,140
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A(a)	6.125%	07/01/22	1,764	1,834,560
D.R. Horton, Inc., Gtd. Notes(a)	4.750%	02/15/23	2,875	2,867,813
KB Home, Gtd. Notes(a)	7.000%	12/15/21	850	926,500
KB Home, Gtd. Notes(a)	7.500%	09/15/22	1,600	1,776,000
Standard Pacific Corp., Gtd. Notes(a)	6.250%	12/15/21	175	186,813
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18	1,225	1,445,500
Standard Pacific Corp., Gtd. Notes(a)	8.375%	01/15/21	1,375	1,629,375
Standard Pacific Corp., Gtd. Notes(a)	10.750%	09/15/16	66	78,127
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%	03/01/24	650	643,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(a)	7.750%	04/15/20	2,398	2,619,815
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	275	283,250
Toll Brothers Finance Corp., Gtd. Notes	6.750%	11/01/19	68	78,370
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	3,657	3,766,710
WCI Communities, Inc., Gtd. Notes, 144A	6.875%	08/15/21	187	192,610

				24,064,302

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Independent Energy — 6.5%
Antero Resources Finance Corp., Gtd. Notes	5.375%	11/01/21	270	$280,125
Antero Resources Finance Corp., Gtd. Notes	6.000%	12/01/20	1,125	1,206,563
Antero Resources Finance Corp., Gtd. Notes, 144A	5.125%	12/01/22	1,595	1,638,862
Athlon Holdings LP/Athlon Finance Corp., Gtd. Notes, 144A(a)	6.000%	05/01/22	1,850	1,914,750
Athlon Holdings LP/Athlon Finance Corp., Gtd. Notes, 144A	7.375%	04/15/21	2,225	2,425,250
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.125%	06/01/21	175	176,094
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.625%	06/01/24	175	175,656
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%	04/15/21	2,625	2,808,750
Chesapeake Energy Corp., Gtd. Notes	3.250%	03/15/16	221	222,381
Chesapeake Energy Corp., Gtd. Notes(a)	4.875%	04/15/22	1,575	1,630,125
Chesapeake Energy Corp., Gtd. Notes	5.375%	06/15/21	560	596,400
Chesapeake Energy Corp., Gtd. Notes(a)	5.750%	03/15/23	560	622,272
Chesapeake Energy Corp., Gtd. Notes	6.125%	02/15/21	1,025	1,148,000
Cimarex Energy Co., Gtd. Notes	4.375%	06/01/24	325	331,094
Comstock Resources, Inc., Gtd. Notes	7.750%	04/01/19	600	639,000
Comstock Resources, Inc., Gtd. Notes(a)	9.500%	06/15/20	901	1,027,140
Concho Resources, Inc., Gtd. Notes(a)	6.500%	01/15/22	1,445	1,593,113
Denbury Resources, Inc., Gtd. Notes	4.625%	07/15/23	550	533,615
Denbury Resources, Inc., Gtd. Notes	5.500%	05/01/22	3,425	3,502,063
Denbury Resources, Inc., Gtd. Notes	6.375%	08/15/21	1,025	1,099,313
Diamondback Energy, Inc., Gtd. Notes, 144A	7.625%	10/01/21	788	866,800
Energy XXI Gulf Coast, Inc., Gtd. Notes	7.500%	12/15/21	625	668,750
Energy XXI Gulf Coast, Inc., Gtd. Notes	7.750%	06/15/19	350	374,500
Energy XXI Gulf Coast, Inc., Gtd. Notes, 144A(a)	6.875%	03/15/24	1,779	1,814,580
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes	9.375%	05/01/20	1,650	1,889,250
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes(a)	7.750%	09/01/22	1,072	1,208,680
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes(a)	6.875%	05/01/19	692	736,115
EXCO Resources, Inc., Gtd. Notes	8.500%	04/15/22	837	903,960
Halcon Resources Corp., Gtd. Notes	9.250%	02/15/22	1,725	1,884,563
Halcon Resources Corp., Gtd. Notes(a)	9.750%	07/15/20	918	1,001,768
Harvest Operations Corp. (South Korea), Gtd. Notes	6.875%	10/01/17	475	515,375
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.000%	12/01/24	390	390,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	7.625%	04/15/21	800	874,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	8.000%	02/15/20	500	532,500
Jones Energy Holdings LLC/Jones Energy Finance Corp., Gtd. Notes, 144A(a)	6.750%	04/01/22	1,845	1,946,475
Kodiak Oil & Gas Corp., Gtd. Notes(a)	5.500%	01/15/21	375	390,937
Kodiak Oil & Gas Corp., Gtd. Notes	5.500%	02/01/22	331	343,413
Laredo Petroleum, Inc., Gtd. Notes	5.625%	01/15/22	696	719,490
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	450	478,125
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21	1,775	1,881,500
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	7.000%	03/31/24	2,875	3,169,687
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, Gtd. Notes(a)	9.250%	06/01/21	2,550	2,798,625
Newfield Exploration Co., Sr. Unsec’d. Notes	5.625%	07/01/24	740	812,150
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%	01/30/22	1,375	1,519,375

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Independent Energy (continued)
Oasis Petroleum, Inc., Gtd. Notes, 144A	6.875%		03/15/22	640	$697,600
Petrohawk Energy Corp., Gtd. Notes	7.250%		08/15/18	1,075	1,123,375
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%		05/01/23	684	699,390
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.375%		10/01/22	1,250	1,287,500
QEP Resources, Inc., Sr. Unsec’d. Notes	6.875%		03/01/21	1,300	1,459,250
Range Resources Corp., Gtd. Notes(a)	5.000%		03/15/23	675	718,875
Range Resources Corp., Gtd. Notes	5.750%		06/01/21	1,600	1,728,000
Range Resources Corp., Gtd. Notes	6.750%		08/01/20	750	806,250
Rosetta Resources, Inc., Gtd. Notes	5.625%		05/01/21	1,090	1,121,337
Rosetta Resources, Inc., Gtd. Notes	5.875%		06/01/22	1,061	1,108,745
Rosetta Resources, Inc., Gtd. Notes(a)	5.875%		06/01/24	61	63,440
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., Gtd. Notes(a)	9.750%		02/15/17	575	600,875
Samson Investment Co., Gtd. Notes, 144A(a)	10.750%		02/15/20	5,335	5,621,756
Sanchez Energy Corp., Gtd. Notes, 144A(a)	6.125%		01/15/23	1,550	1,600,374
Sanchez Energy Corp., Gtd. Notes, 144A	7.750%		06/15/21	860	933,100
SandRidge Energy, Inc., Gtd. Notes	7.500%		03/15/21	550	596,063
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes, 144A	6.500%		07/15/22	1,015	1,040,375
SM Energy Co., Sr. Unsec’d. Notes	5.000%		01/15/24	560	557,200
SM Energy Co., Sr. Unsec’d. Notes(a)	6.500%		11/15/21	1,500	1,623,750
SM Energy Co., Sr. Unsec’d. Notes	6.500%		01/01/23	150	162,375
SM Energy Co., Sr. Unsec’d. Notes	6.625%		02/15/19	575	609,500
Stone Energy Corp., Gtd. Notes(a)	7.500%		11/15/22	1,393	1,535,783
Swift Energy Co., Gtd. Notes(a)	7.875%		03/01/22	407	425,315
Swift Energy Co., Gtd. Notes	8.875%		01/15/20	500	532,500
Talos Production LLC/Talos Production Finance, Inc., Gtd. Notes, 144A	9.750%		02/15/18	652	691,120
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%		11/01/20	1,675	1,737,813
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A(a)	5.750%		12/15/18	1,495	1,569,750
Vanguard Natural Resources LLC/VNR Finance Corp., Gtd. Notes	7.875%		04/01/20	495	535,838
W&T Offshore, Inc., Gtd. Notes	8.500%		06/15/19	1,166	1,259,280
Whiting Petroleum Corp., Gtd. Notes	5.000%		03/15/19	975	1,026,188
Whiting Petroleum Corp., Gtd. Notes	5.750%		03/15/21	3,300	3,613,500
WPX Energy, Inc., Sr. Unsec’d. Notes	5.250%		01/15/17	900	958,500
WPX Energy, Inc., Sr. Unsec’d. Notes	6.000%		01/15/22	6,450	6,885,376

					96,221,277

Independent Power & Renewable Electricity Producers — 0.3%
Dynegy, Inc., Gtd. Notes(a)	5.875%		06/01/23	4,400	4,433,000

Life Insurance — 0.2%
American International Group, Inc., Jr. Sub. Notes	8.175%	(c)	05/15/68	1,215	1,673,663
Fidelity & Guaranty Life Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/01/21	445	477,263
Hartford Financial Services Group, Inc., Jr. Sub. Notes	8.125%	(c)	06/15/68	500	591,250

					2,742,176

Lodging — 0.4%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes, 144A(a)	5.625%		10/15/21	2,300	2,443,750

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Lodging (continued)
MISA Investments Ltd., Unsec’d. Notes, PIK, 144A	8.625%	08/15/18		532	$544,635
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	5.000%	04/15/21		2,284	2,278,290

					5,266,675

Media – Cable — 3.6%
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	8.000%	04/15/20		2,303	2,615,344
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17		5,250	6,109,687
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.125%	02/15/23		310	312,713
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.250%	03/15/21		1,951	1,999,775
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	09/30/22		540	548,100
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750%	09/01/23		2,675	2,771,969
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.750%	01/15/24		2,570	2,627,825
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	6.500%	04/30/21		1,861	1,981,965
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20		762	824,865
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.125%	12/15/21		2,150	2,141,937
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20		2,175	2,310,937
Cogeco Cable, Inc. (Canada), Gtd. Notes, 144A	4.875%	05/01/20		178	180,225
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21		693	762,300
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19		365	433,894
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	5.250%	06/01/24		263	258,726
DigitalGlobe, Inc., Gtd. Notes	5.250%	02/01/21		360	356,400
DISH DBS Corp., Gtd. Notes	5.125%	05/01/20		163	171,354
DISH DBS Corp., Gtd. Notes(a)	6.750%	06/01/21		2,456	2,799,840
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19		109	129,437
Harron Communications LP/Harron Finance Corp., Sr. Unsec’d. Notes, 144A	9.125%	04/01/20		205	228,575
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	4.875%	05/15/22		1,425	1,439,250
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes	9.125%	08/15/19		773	811,650
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A	8.875%	12/01/18		1,725	1,841,437
Numericable Group SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22		3,746	3,895,840
Numericable Group SA (France), Sr. Sec’d. Notes, 144A(a)	6.250%	05/15/24		739	771,331
Ono Finance II PLC (Spain), Gtd. Notes, 144A	10.875%	07/15/19		625	682,813
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.750%	01/15/23		3,411	3,504,803
RCN Telecom Services LLC/RCN Capital Corp., Sr. Unsec’d. Notes, 144A	8.500%	08/15/20		450	481,500
Unitymedia Hessen GmbH & Co KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.125%	01/21/23	EUR	489	719,807

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media – Cable (continued)
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625%	07/01/20	700	$745,500
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%	11/15/21	900	990,000
UPCB Finance VI Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.875%	01/15/22	1,165	1,272,763
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	1,877	1,928,618
Videotron Ltd. (Canada), Gtd. Notes, 144A(a)	5.375%	06/15/24	583	597,575
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	8.375%	10/15/19	238	251,685
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.375%	04/15/23	354	384,090
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	5.375%	04/15/21	1,000	1,050,000
VTR Finance BV (Niger), Sr. Sec’d. Notes, 144A	6.875%	01/15/24	2,377	2,552,275

				53,486,805

Media – Non-Cable — 3.9%
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	625	699,219
Bankrate, Inc., Gtd. Notes, 144A	6.125%	08/15/18	317	336,416
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., Gtd. Notes, 144A	5.250%	02/15/22	145	148,987
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., Gtd. Notes, 144A(a)	5.625%	02/15/24	1,145	1,182,213
Cenveo Corp., Sec’d. Notes	8.875%	02/01/18	575	603,618
Cenveo Corp., Sec’d. Notes, 144A	8.500%	09/15/22	590	585,575
Cenveo Corp., Sr. Sec’d. Notes, 144A	6.000%	08/01/19	715	715,000
Clear Channel Communications, Inc., Sr. Sec’d. Notes(a)	9.000%	12/15/19	613	653,611
Clear Channel Communications, Inc., Sr. Sec’d. Notes	9.000%	03/01/21	87	93,090
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	6.500%	11/15/22	2,773	2,987,907
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	7.625%	03/15/20	1,500	1,618,125
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes(a)	6.500%	11/15/22	1,589	1,696,257
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes(a)	7.625%	03/15/20	800	856,000
DreamWorks Animation SKG, Inc., Gtd. Notes, 144A	6.875%	08/15/20	360	387,900
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	525	601,125
Gannett Co., Inc., Gtd. Notes, 144A(a)	5.125%	07/15/20	250	256,563
Gannett Co., Inc., Gtd. Notes, 144A	6.375%	10/15/23	1,000	1,067,500
Gray Television, Inc., Gtd. Notes(a)	7.500%	10/01/20	3,010	3,243,275
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Unsec’d. Notes, 144A(a)	7.000%	10/15/20	630	577,237
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	5.500%	08/01/23	3,350	3,333,250
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	790	786,050
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	6.625%	12/15/22	2,600	2,713,750
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	2,110	2,273,524
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	7.500%	04/01/21	1,200	1,314,000

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media – Non-Cable (continued)
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	1,802	$1,907,867
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(a)	8.125%	06/01/23	1,045	1,129,906
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30	1,850	2,044,250
LIN Television Corp., Gtd. Notes	8.375%	04/15/18	611	640,023
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr. Sec’d. Notes(a)	9.750%	04/01/21	334	383,265
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr. Unsec’d. Notes	9.750%	04/01/21	2,750	3,155,625
Mood Media Corp. (Canada), Gtd. Notes, 144A	9.250%	10/15/20	900	810,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	1,750	1,824,375
Netflix, Inc., Sr. Unsec’d. Notes	5.375%	02/01/21	529	554,127
Netflix, Inc., Sr. Unsec’d. Notes, 144A	5.750%	03/01/24	400	418,000
Nexstar Broadcasting, Inc., Gtd. Notes(a)	6.875%	11/15/20	400	431,000
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000%	04/15/22	1,325	1,334,937
Radio One, Inc., Sr. Sub. Notes, 144A	9.250%	02/15/20	450	487,125
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(a)	6.000%	04/01/24	1,500	1,515,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	7.625%	06/15/20	319	362,065
Sinclair Television Group, Inc., Gtd. Notes(a)	5.375%	04/01/21	815	820,093
Sinclair Television Group, Inc., Sr. Unsec’d. Notes(a)	6.125%	10/01/22	2,325	2,429,625
Sirius XM Radio, Inc., Gtd. Notes, 144A(a)	5.750%	08/01/21	1,000	1,050,000
Sirius XM Radio, Inc., Gtd. Notes, 144A	6.000%	07/15/24	600	624,000
Sirius XM Radio, Inc., Sr. Unsec’d. Notes, 144A(a)	4.250%	05/15/20	353	348,146
Sirius XM Radio, Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/23	253	242,247
Sirius XM Radio, Inc., Sr. Unsec’d. Notes, 144A	5.875%	10/01/20	185	195,637
SiTV LLC/SiTV Finance, Inc., Sr. Sec’d. Notes, 144A	10.375%	07/01/19	875	896,875
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000%	05/15/17	550	567,187
Univision Communications, Inc., Gtd. Notes, 144A(a)	8.500%	05/15/21	1,080	1,197,450
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(a)	5.125%	05/15/23	250	264,688
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	2,750	3,042,188

				57,405,893

Metals & Mining — 4.5%
AK Steel Corp., Gtd. Notes(a)	7.625%	05/15/20	800	824,000
AK Steel Corp., Sr. Sec’d. Notes(a)	8.750%	12/01/18	675	756,000
Alcoa, Inc., Sr. Unsec’d. Notes	5.400%	04/15/21	512	555,419
Alcoa, Inc., Sr. Unsec’d. Notes	5.720%	02/23/19	575	639,384
Alcoa, Inc., Sr. Unsec’d. Notes	5.870%	02/23/22	227	253,015
Alcoa, Inc., Sr. Unsec’d. Notes	5.900%	02/01/27	512	547,645
Alcoa, Inc., Sr. Unsec’d. Notes	6.150%	08/15/20	465	525,337
Alcoa, Inc., Sr. Unsec’d. Notes	6.750%	01/15/28	383	426,866
Aleris International, Inc., Gtd. Notes	7.625%	02/15/18	104	107,380
Aleris International, Inc., Gtd. Notes	7.875%	11/01/20	412	428,480
APERAM (Luxembourg), Sr. Unsec’d. Notes, 144A	7.375%	04/01/16	300	309,000

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals & Mining (continued)
APERAM (Luxembourg), Sr. Unsec’d. Notes, 144A	7.750%	04/01/18	950	$1,010,563
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.028%	02/25/17	1,000	1,057,500
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.000%	03/01/21	2,000	2,165,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.750%	02/25/22	8,280	9,273,600
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.500%	10/15/39	600	660,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	10.350%	06/01/19	1,500	1,920,000
Arch Coal, Inc., Gtd. Notes(a)	7.250%	10/01/20	450	335,250
Arch Coal, Inc., Gtd. Notes	9.875%	06/15/19	850	724,625
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	500	495,000
Barminco Finance Pty Ltd. (Australia), Gtd. Notes, 144A (original cost $401,500; purchased 07/30/13)(f)(g)	9.000%	06/01/18	440	431,200
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia), Gtd. Notes, 144A	7.125%	05/01/18	285	306,019
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Gtd. Notes	6.375%	03/15/24	305	318,725
Coeur Mining, Inc., Gtd. Notes	7.875%	02/01/21	781	784,905
Commercial Metals Co., Sr. Unsec’d. Notes	4.875%	05/15/23	2,605	2,539,875
Commercial Metals Co., Sr. Unsec’d. Notes	7.350%	08/15/18	100	114,500
CONSOL Energy, Inc., Gtd. Notes(a)	8.250%	04/01/20	290	313,925
CONSOL Energy, Inc., Gtd. Notes, 144A	5.875%	04/15/22	540	565,650
Constellium NV (Netherlands), Gtd. Notes, 144A	5.750%	05/15/24	253	265,650
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.125%	12/15/20	3,750	3,787,500
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(a)	6.750%	02/15/20	3,149	3,243,470
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(a)	7.000%	02/15/21	2,299	2,365,096
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(a)	7.250%	05/15/22	1,662	1,732,634
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	6.000%	04/01/17	1,000	1,032,500
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	6.875%	02/01/18	3,600	3,780,000
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	8.250%	11/01/19	500	544,375
GrafTech International Ltd., Gtd. Notes(a)	6.375%	11/15/20	900	927,000
Hecla Mining Co., Gtd. Notes	6.875%	05/01/21	803	796,977
HudBay Minerals, Inc. (Canada), Gtd. Notes	9.500%	10/01/20	105	115,500
JMC Steel Group, Sr. Unsec’d. Notes, 144A	8.250%	03/15/18	615	627,300
Kaiser Aluminum Corp., Gtd. Notes	8.250%	06/01/20	1,169	1,315,125
KGHM International Ltd. (Canada), Gtd. Notes, 144A	7.750%	06/15/19	297	318,904
New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	7.000%	04/15/20	3,190	3,409,313
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.250%	11/15/22	1,387	1,442,480
Novelis, Inc., Gtd. Notes(a)	8.750%	12/15/20	946	1,050,060
Peabody Energy Corp., Gtd. Notes	6.000%	11/15/18	950	990,375
Peabody Energy Corp., Gtd. Notes(a)	6.250%	11/15/21	1,775	1,768,344
Peabody Energy Corp., Gtd. Notes(a)	6.500%	09/15/20	975	982,313
Plains Exploration & Production Co., Gtd. Notes	6.500%	11/15/20	393	438,686
Plains Exploration & Production Co., Gtd. Notes	6.750%	02/01/22	169	192,026

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals & Mining (continued)
Prince Mineral Holding Corp., Sr. Sec’d. Notes, 144A	11.750%		12/15/19	350	$394,625
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	8.000%		12/01/18	395	414,750
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	8.250%		01/15/21	545	572,250
Ryerson, Inc./Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes	9.000%		10/15/17	420	449,400
Steel Dynamics, Inc., Gtd. Notes	6.375%		08/15/22	310	337,125
Steel Dynamics, Inc., Gtd. Notes	7.625%		03/15/20	435	465,994
Taseko Mines Ltd. (Canada), Gtd. Notes	7.750%		04/15/19	650	653,250
TMS International Corp., Gtd. Notes, 144A(g)	7.625%		10/15/21	2,600	2,775,500
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	10.750%		02/01/18	1,350	1,449,563
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes, 144A	10.750%		02/01/18	300	322,125

					67,349,073

Non-Captive – Consumer — 0.2%
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	3,150	3,260,250
Springleaf Finance Corp., Gtd. Notes	8.250%		10/01/23	350	399,000

					3,659,250

Non-Captive – Diversified — 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland), Gtd. Notes, 144A	3.750%		05/15/19	475	478,563
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland), Gtd. Notes, 144A	4.500%		05/15/21	1,245	1,266,788
Aircastle Ltd., Sr. Unsec’d. Notes	6.250%		12/01/19	120	131,400
Aircastle Ltd., Sr. Unsec’d. Notes(a)	7.625%		04/15/20	715	834,763
CIT Group, Inc., Sr. Unsec’d. Notes(a)	3.875%		02/19/19	82	83,279
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	800	852,500
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.000%		08/15/22	5,605	5,801,175
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.250%		03/15/18	2,765	2,968,919
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.375%		05/15/20	1,534	1,646,652
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	2,000	2,167,500
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	6.625%		04/01/18	650	729,625
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A(a)	5.210%	(c)	12/21/65	1,516	1,485,680
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	6.250%	(c)	12/21/65	2,791	2,791,000
International Lease Finance Corp., Sr. Unsec’d. Notes	4.625%		04/15/21	439	453,267
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	560	627,200
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	8.250%		12/15/20	3,554	4,389,190
iStar Financial, Inc., Sr. Unsec’d. Notes	9.000%		06/01/17	389	449,295

					27,156,796

Oil & Field Services — 2.4%
Basic Energy Services, Inc., Gtd. Notes(a)	7.750%		02/15/19	625	662,500
Basic Energy Services, Inc., Gtd. Notes	7.750%		10/15/22	382	426,885
Bluewater Holding BV (Netherlands), Gtd. Notes, 144A	10.000%		12/10/19	1,800	1,917,000
Bristow Group, Inc., Gtd. Notes	6.250%		10/15/22	1,400	1,505,000
CGG SA (France), Gtd. Notes, 144A	6.875%		01/15/22	2,647	2,640,382

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil & Field Services (continued)
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., Gtd. Notes	6.625%	11/15/19	625	$671,875
Cie Generale de Geophysique-Veritas (France), Gtd. Notes(a)	6.500%	06/01/21	675	669,937
Exterran Partners LP, Gtd. Notes, 144A(a)	6.000%	10/01/22	460	466,900
Hercules Offshore, Inc., Gtd. Notes, 144A(a)	7.500%	10/01/21	1,400	1,389,500
Hercules Offshore, Inc., Gtd. Notes, 144A	10.250%	04/01/19	500	548,750
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	1,325	1,371,375
Key Energy Services, Inc., Gtd. Notes(a)	6.750%	03/01/21	1,272	1,322,880
Memorial Resource Development Corp., Gtd. Notes, 144A	5.875%	07/01/22	2,605	2,624,538
Memorial Resource Development LLC/Memorial Resource Finance Corp., Sr. Unsec’d. Notes, PIK, 144A	10.000%	12/15/18	290	296,676
Ocean Rig UDW, Inc. (Mauritania), Sr. Unsec’d. Notes, 144A	7.250%	04/01/19	1,764	1,746,360
Offshore Group Investment Ltd., Sr. Sec’d. Notes	7.500%	11/01/19	325	343,687
Parker Drilling Co., Gtd. Notes	7.500%	08/01/20	1,215	1,312,200
Parker Drilling Co., Gtd. Notes, 144A	6.750%	07/15/22	485	504,400
Petroleum Geo-Services ASA (Norway), Gtd. Notes, 144A	7.375%	12/15/18	702	749,385
PHI, Inc., Gtd. Notes, 144A(a)	5.250%	03/15/19	1,343	1,369,860
Pioneer Energy Services Corp., Gtd. Notes	9.875%	03/15/18	136	142,800
Pioneer Energy Services Corp., Gtd. Notes, 144A(a)	6.125%	03/15/22	1,433	1,484,946
Precision Drilling Corp. (Canada), Gtd. Notes(a)	6.500%	12/15/21	1,500	1,631,250
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%	11/15/20	1,055	1,128,850
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	5.250%	11/15/24	665	668,325
Seadrill Ltd. (Norway), Sr. Unsec’d. Notes	6.500%	10/05/15	700	731,500
Seadrill Ltd. (Norway), Sr. Unsec’d. Notes, 144A(a)	6.625%	09/15/20	3,125	3,179,687
Shelf Drilling Holdings Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A(a)	8.625%	11/01/18	500	535,000
Trinidad Drilling Ltd. (Canada), Gtd. Notes, 144A	7.875%	01/15/19	900	951,750
Unit Corp., Gtd. Notes	6.625%	05/15/21	1,745	1,862,787

				34,856,985

Other Financial Institutions — 0.5%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	11.000%	02/01/19	1,602	1,309,635
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A (original cost $875,000; purchased 02/07/11)(f)(g)	11.000%	02/01/19	875	715,313
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	9.375%	05/15/20	1,613	1,340,806
Community Choice Financial, Inc., Sr. Sec’d. Notes	10.750%	05/01/19	230	196,650
Fly Leasing Ltd. (Ireland), Gtd. Notes	6.750%	12/15/20	220	234,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	5.875%	02/01/22	1,796	1,881,310
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes(a)	6.500%	07/01/21	632	633,580
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	6.500%	06/01/22	132	132,000
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	7.875%	10/01/20	45	47,306
Patriot Merger Corp., Sr. Unsec’d. Notes, 144A	9.000%	07/15/21	896	976,640

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Other Financial Institutions (continued)
Speedy Cash Intermediate Holdings Corp., Sec’d. Notes, 144A	10.750%	05/15/18	85	$86,275
Walter Investment Management Corp., Gtd. Notes, 144A(a)	7.875%	12/15/21	577	602,965

				8,156,780

Other Industrials — 2.0%
Belden, Inc., Gtd. Notes, 144A	5.250%	07/15/24	217	218,627
Belden, Inc., Gtd. Notes, 144A	5.500%	09/01/22	1,475	1,526,625
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A(g)	8.500%	12/01/21	2,325	2,481,937
CBRE Services, Inc., Gtd. Notes(a)	5.000%	03/15/23	2,425	2,449,250
CBRE Services, Inc., Gtd. Notes	6.625%	10/15/20	805	854,306
Deluxe Corp., Gtd. Notes	7.000%	03/15/19	249	266,430
Dycom Investments, Inc., Gtd. Notes	7.125%	01/15/21	2,823	3,034,725
General Cable Corp., Gtd. Notes, 144A	6.500%	10/01/22	1,025	1,042,937
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	9.750%	08/01/18	1,570	1,725,037
Harland Clarke Holdings Corp., Sr. Unsec’d. Notes, 144A	9.250%	03/01/21	360	377,100
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%	10/15/17	3,505	3,802,925
Laureate Education, Inc., Gtd. Notes, 144A(a)	9.250%	09/01/19	3,800	3,914,000
Modular Space Corp., Sec’d. Notes, 144A (original cost $900,000; purchased 02/19/14)(a)(f)(g)	10.250%	01/31/19	900	947,250
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,713,063; purchased 04/07/14 - 04/15/14)(a)(f)(g)	6.375%	05/01/22	1,700	1,721,250
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A(a)	6.375%	05/01/22	455	460,687
Tutor Perini Corp., Gtd. Notes	7.625%	11/01/18	1,308	1,376,670
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $3,045,000; purchased 10/10/13)(f)(g)	7.500%	02/15/19	3,000	3,135,000
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A	7.500%	02/15/19	612	639,540

				29,974,296

Packaging — 3.0%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	1,200	1,266,000
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	351	388,733
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes, 144A	7.375%	10/15/17	800	844,240
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	06/30/21	600	599,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	6.250%	01/31/19	805	825,125
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	6.750%	01/31/21	1,600	1,652,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	1,205	1,328,513

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Packaging (continued)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	7.375%	10/15/17	1,675	$1,767,627
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	432	447,485
Ball Corp., Gtd. Notes	4.000%	11/15/23	325	309,563
Berry Plastics Corp., Sec’d. Notes	5.500%	05/15/22	455	457,559
Berry Plastics Corp., Sec’d. Notes(a)	9.750%	01/15/21	2,175	2,479,500
Beverage Packaging Holdings, Luxembourg, II SA, Gtd. Notes, 144A(a)	5.625%	12/15/16	515	527,875
Beverage Packaging Holdings, Luxembourg, II SA, Gtd. Notes, 144A(a)	6.000%	06/15/17	1,645	1,686,125
BOE Intermediate Holding Corp., Sr. Unsec’d. Notes, PIK, 144A	9.000%	11/01/17	1,029	1,078,661
BOE Merger Corp., Sr. Unsec’d. Notes, PIK, 144A (original cost $2,582,500; purchased 10/24/12 - 04/30/13)(f)(g)	9.500%	11/01/17	2,475	2,608,031
Exopack Holdings SA, Gtd. Notes, 144A	7.875%	11/01/19	1,450	1,551,500
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	1,000	1,110,000
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	860	989,000
Mustang Merger Corp., Sr. Unsec’d. Notes, 144A	8.500%	08/15/21	452	492,680
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $950,000; purchased 09/25/13)(f)(g)	6.500%	10/01/21	950	1,002,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes(a)	8.250%	02/15/21	575	625,313
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes(a)	8.500%	05/15/18	2,050	2,144,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.000%	04/15/19	1,600	1,694,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.875%	08/15/19	4,425	4,900,687
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(a)	5.750%	10/15/20	4,100	4,325,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(a)	6.875%	02/15/21	1,350	1,456,819
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	7.125%	04/15/19	500	522,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	7.875%	08/15/19	1,875	2,041,406
Sealed Air Corp., Gtd. Notes, 144A	5.250%	04/01/23	775	786,625
Sealed Air Corp., Gtd. Notes, 144A(a)	6.500%	12/01/20	900	1,012,500
Sealed Air Corp., Gtd. Notes, 144A	8.375%	09/15/21	1,150	1,316,750

				44,238,630

Paper — 0.3%
Cascades, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.500%	07/15/22	550	548,625
Graphic Packaging International, Inc., Gtd. Notes	7.875%	10/01/18	1,500	1,580,550
Louisiana-Pacific Corp., Gtd. Notes	7.500%	06/01/20	333	366,300
Norbord, Inc. (Canada), Sr. Sec’d. Notes, 144A	5.375%	12/01/20	255	257,550
Rayonier AM Products, Inc., Gtd. Notes, 144A	5.500%	06/01/24	635	646,113
Resolute Forest Products, Inc., Gtd. Notes	5.875%	05/15/23	120	118,200
Sappi Papier Holding GmbH (South Africa), Sr. Sec’d. Notes, 144A	8.375%	06/15/19	200	220,500

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Paper (continued)
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%		09/15/18	950	$999,875

					4,737,713

Pipelines — 0.7%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Gtd. Notes	5.875%		08/01/23	607	617,623
Energy Transfer Equity LP, Sr. Sec’d. Notes	5.875%		01/15/24	900	940,500
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%		10/15/20	527	608,685
Genesis Energy LP, Gtd. Notes	5.625%		06/15/24	454	463,080
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	5.750%		02/15/21	625	650,000
Hiland Partners LP/Hiland Partners Finance Corp., Gtd. Notes, 144A	5.500%		05/15/22	210	212,625
Hiland Partners LP/Hiland Partners Finance Corp., Gtd. Notes, 144A	7.250%		10/01/20	316	344,440
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	6.250%		06/15/22	387	422,797
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	6.750%		11/01/20	1,500	1,627,500
Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes	7.250%		02/15/21	793	840,580
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	6.875%		10/15/21	398	423,870
PVR Partners LP/Penn Virginia Resource Finance Corp. II, Gtd. Notes	6.500%		05/15/21	141	153,690
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%		02/01/21	750	793,125
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes(a)	5.625%		04/15/23	1,535	1,600,237
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes, 144A	5.750%		05/15/24	490	510,825
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes, 144A	6.250%		03/15/22	371	403,463
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	7.500%		07/01/21	283	308,470

					10,921,510

Property & Casualty Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Sr. Unsec’d. Notes, 144A	7.875%		12/15/20	850	897,813
Catlin Insurance Co. Ltd. (Bermuda), Jr. Sub. Notes, 144A	7.249%	(c)	07/29/49	885	913,763
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.800%		03/07/87	1,135	1,339,300
Liberty Mutual Group, Inc., Gtd. Notes, 144A	10.750%	(c)	06/15/88	969	1,480,147
Onex USI Acquisition Corp., Sr. Unsec’d. Notes, 144A	7.750%		01/15/21	1,389	1,427,197

					6,058,220

Real Estate Investment Trusts (REITs) — 0.8%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	7.750%		02/15/19	1,600	1,704,000
CTR Partnership LP/CareTrust Capital Corp., Gtd. Notes, 144A	5.875%		06/01/21	625	629,687
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%		11/15/22	345	371,737
DuPont Fabros Technology LP, Gtd. Notes	5.875%		09/15/21	1,679	1,754,555

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Felcor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	1,050	$1,081,500
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%	10/01/14	181	184,403
Kennedy-Wilson, Inc., Gtd. Notes	5.875%	04/01/24	1,326	1,345,890
MPT Operating Partnership LP MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	725	744,937
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	925	948,125
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	925	971,250
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	1,975	2,307,400

				12,043,484

Refining — 0.2%
Citgo Petroleum Corp., Sr. Sec’d. Notes, 144A	11.500%	07/01/17	325	344,500
Western Refining, Inc., Gtd. Notes(a)	6.250%	04/01/21	1,979	2,068,055

				2,412,555

Restaurants — 0.8%
CEC Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	8.000%	02/15/22	3,170	3,280,950
Landry’s, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,819,188; purchased 05/01/13 - 08/14/13)(f)(g)	9.375%	05/01/20	2,600	2,860,000
Landry’s, Inc., Sr. Unsec’d. Notes, 144A	9.375%	05/01/20	500	550,000
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(a)	10.250%	06/30/20	4,375	4,462,500

				11,153,450

Retailers — 2.2%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250%	08/01/19	1,475	1,581,937
Claire’s Stores, Inc., Gtd. Notes, 144A(a)	7.750%	06/01/20	750	545,625
Claire’s Stores, Inc., Sec’d. Notes(a)	8.875%	03/15/19	2,462	2,141,940
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20	1,168	1,100,840
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(a)	9.000%	03/15/19	3,332	3,469,444
CST Brands, Inc., Gtd. Notes	5.000%	05/01/23	700	700,000
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	2,300	2,388,111
First Cash Financial Services, Inc., Gtd. Notes, 144A	6.750%	04/01/21	190	202,350
Guitar Center, Inc., Sr. Sec’d. Notes, 144A(a)	6.500%	04/15/19	467	462,330
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $2,571,750; purchased 06/06/13 - 01/03/14)(f)(g)	9.250%	06/15/21	2,525	2,802,750
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000%	05/15/19	500	532,500
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	575	622,437
L Brands, Inc., Gtd. Notes(a)	5.625%	10/15/23	1,550	1,683,687
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., Sr. Unsec’d. Notes, PIK, 144A	7.500%	08/01/18	1,650	1,685,063
Murphy Oil USA, Inc., Gtd. Notes	6.000%	08/15/23	625	657,813
Neiman Marcus Group Ltd., Inc., Gtd. Notes, 144A(a)	8.000%	10/15/21	3,717	4,005,068
Pantry, Inc. (The), Gtd. Notes	8.375%	08/01/20	5,000	5,400,000
Penske Automotive Group, Inc., Gtd. Notes(a)	5.750%	10/01/22	334	351,535

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Retailers (continued)
PVH Corp., Sr. Unsec’d. Notes(a)	4.500%	12/15/22	875	$861,875
Rite Aid Corp., Gtd. Notes	6.750%	06/15/21	590	638,675
Toys R Us Property Co. II LLC, Sr. Sec’d. Notes(a)	8.500%	12/01/17	1,000	1,021,250

				32,855,230

Supermarkets — 0.3%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	1,400	1,421,000
New Albertsons, Inc., Sr. Unsec’d. Notes	6.625%	06/01/28	38	32,395
New Albertsons, Inc., Sr. Unsec’d. Notes	7.750%	06/15/26	305	298,900
New Albertsons, Inc., Sr. Unsec’d. Notes	8.000%	05/01/31	355	346,125
New Albertsons, Inc., Sr. Unsec’d. Notes	8.700%	05/01/30	280	280,000
Roundy’s Supermarkets, Inc., Sec’d. Notes, 144A	10.250%	12/15/20	650	686,563
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes	8.875%	12/15/17	1,900	2,066,250

				5,131,233

Technology — 9.3%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%	09/15/21	1,255	1,352,262
Activision Blizzard, Inc., Gtd. Notes, 144A(a)	6.125%	09/15/23	1,300	1,430,000
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	7.500%	08/15/22	310	334,413
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	7.750%	08/01/20	178	189,793
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 144A(a)	6.750%	03/01/19	2,984	3,181,690
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 144A	7.000%	07/01/24	470	479,987
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A(a)	4.625%	07/01/17	610	629,825
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A(a)	6.750%	11/15/20	2,759	2,938,335
Alcatel-Lucent USA, Inc. (France), Sr. Unsec’d. Notes(a)	6.450%	03/15/29	609	602,910
Amkor Technology, Inc., Sr. Unsec’d. Notes(a)	6.375%	10/01/22	200	213,000
Ancestry.com, Inc., Gtd. Notes	11.000%	12/15/20	1,075	1,260,437
Ancestry.com, Inc., Sr. Unsec’d. Notes, PIK, 144A	9.625%	10/15/18	1,690	1,747,037
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21	382	407,785
Audatex North America, Inc., Gtd. Notes, 144A	6.125%	11/01/23	1,777	1,896,948
Avaya, Inc., Sec’d. Notes, 144A(a)	10.500%	03/01/21	6,617	6,104,183
Avaya, Inc., Sr. Sec’d. Notes, 144A(a)	7.000%	04/01/19	1,200	1,200,000
Blackboard, Inc., Sr. Unsec’d. Notes, 144A(a)	7.750%	11/15/19	2,490	2,602,050
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	3,760	3,868,100
Boxer Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(a)	9.000%	10/15/19	4,005	3,904,875
Brightstar Corp., Gtd. Notes, 144A (original cost $3,073,313; purchased 11/23/10 - 04/28/11)(f)(g)	9.500%	12/01/16	2,975	3,190,687
Brightstar Corp., Gtd. Notes, 144A	9.500%	12/01/16	165	176,963
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $2,525,822; purchased 07/26/13 - 08/07/13)(f)(g)	7.250%	08/01/18	2,550	2,789,063
Brightstar Corp., Sr. Unsec’d. Notes, 144A	7.250%	08/01/18	420	459,375
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%	04/01/19	2,060	2,229,950
Ceridian Corp., Sr. Sec’d. Notes, 144A	8.875%	07/15/19	239	270,070

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Technology (continued)
Ceridian HCM Holding, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,500,000; purchased 03/14/13)(f)(g)	11.000%	03/15/21	1,500	$1,732,500
Ceridian LLC/Comdata, Inc., Gtd. Notes, 144A(a)	8.125%	11/15/17	2,214	2,236,140
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	7,165	7,648,637
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21	91	92,820
CommScope, Inc., Gtd. Notes, 144A(a)	5.500%	06/15/24	91	92,479
CoreLogic, Inc., Gtd. Notes	7.250%	06/01/21	1,200	1,297,500
Denali Borrower LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A	5.625%	10/15/20	1,509	1,599,540
First Data Corp., Gtd. Notes	10.625%	06/15/21	1,516	1,766,140
First Data Corp., Gtd. Notes(a)	11.250%	01/15/21	2,865	3,344,887
First Data Corp., Gtd. Notes(a)	11.750%	08/15/21	11,801	13,998,936
First Data Corp., Gtd. Notes	12.625%	01/15/21	3,879	4,776,018
First Data Corp., Sec’d. Notes, 144A(a)	8.250%	01/15/21	1,777	1,945,815
First Data Corp., Sec’d. Notes, PIK, 144A(a)	8.750%	01/15/22	482	531,660
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20	2,290	2,478,925
First Data Corp., Sr. Sec’d. Notes, 144A	7.375%	06/15/19	700	751,625
First Data Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A	14.500%	09/24/19	2,935	3,261,519
Freescale Semiconductor, Inc., Gtd. Notes(a)	8.050%	02/01/20	1,039	1,122,120
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(a)	5.000%	05/15/21	445	456,125
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(a)	6.000%	01/15/22	2,435	2,593,275
Goodman Networks, Inc., Sr. Sec’d. Notes	12.125%	07/01/18	1,025	1,124,937
iGATE Corp., Gtd. Notes, 144A(a)	4.750%	04/15/19	360	366,300
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A(a)	8.250%	12/15/17	2,974	3,035,339
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A(a)	7.125%	05/01/21	1,632	1,668,720
Infor US, Inc., Gtd. Notes	9.375%	04/01/19	500	556,875
Iron Mountain, Inc., Gtd. Notes	5.750%	08/15/24	258	265,740
Iron Mountain, Inc., Gtd. Notes	6.000%	08/15/23	950	1,027,187
Iron Mountain, Inc., Gtd. Notes	7.750%	10/01/19	436	476,875
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.875%	02/15/22	201	215,573
NCR Corp., Gtd. Notes	5.000%	07/15/22	126	127,575
NCR Escrow Corp., Gtd. Notes, 144A	5.875%	12/15/21	785	828,175
NCR Escrow Corp., Sr. Unsec’d. Notes, 144A	6.375%	12/15/23	150	162,750
Nokia OYJ (Finland), Sr. Unsec’d. Notes	5.375%	05/15/19	511	550,603
Nokia OYJ (Finland), Sr. Unsec’d. Notes	6.625%	05/15/39	318	345,030
Nortel Networks Ltd. (Canada), Gtd. Notes(g)(i)	10.750%	07/15/16	4,000	4,590,000
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	2,976	3,080,160
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.500%	09/15/16	200	203,750
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21	1,659	1,744,024
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	1,975	2,076,219
Sanmina Corp., Sr. Sec’d. Notes, 144A	4.375%	06/01/19	440	439,450
Seagate HDD Cayman, Gtd. Notes, 144A	4.750%	06/01/23	453	456,397
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(a)	4.875%	10/15/23	3,400	3,374,500
Sitel LLC/Sitel Finance Corp., Gtd. Notes(a)	11.500%	04/01/18	936	921,960

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Technology (continued)
Sitel LLC/Sitel Finance Corp., Sr. Sec’d. Notes, 144A	11.000%	08/01/17	463	$493,095
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750%	01/15/19	2,225	2,447,500
SunGard Availability Services Capital, Inc., Gtd. Notes, 144A(a)	8.750%	04/01/22	1,500	1,395,000
SunGard Data Systems, Inc., Gtd. Notes(a)	6.625%	11/01/19	2,425	2,552,313
SunGard Data Systems, Inc., Gtd. Notes	7.625%	11/15/20	619	674,710
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	1,850	1,981,813
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	9.625%	06/15/18	4,825	5,080,725
Viasystems, Inc., Sr. Sec’d. Notes, 144A	7.875%	05/01/19	571	603,833

				138,053,527

Tobacco — 0.2%
Vector Group Ltd., Sr. Sec’d. Notes	7.750%	02/15/21	2,650	2,822,250

Transportation Services — 1.0%
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	7.875%	01/31/18	475	501,125
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	5.500%	04/01/23	777	794,483
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	9.750%	03/15/20	164	185,730
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(a)	5.125%	06/01/22	2,665	2,668,332
Hertz Corp. (The), Gtd. Notes(a)	5.875%	10/15/20	936	978,120
Hertz Corp. (The), Gtd. Notes(a)	6.750%	04/15/19	130	137,800
Hertz Corp. (The), Gtd. Notes	7.375%	01/15/21	835	905,975
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $3,077,000; purchased 12/07/12 - 12/12/13)(f)(g)	8.375%	12/15/18	3,015	3,226,050
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., Sr. Sec’d. Notes, 144A	8.125%	11/15/21	99	103,455
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	1,850	1,905,500
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay), Gtd. Notes, 144A(a)	7.250%	05/01/22	752	782,080
Ridgebury Crude Tankers LLC, Sr. Sec’d. Notes, 144A	7.625%	03/20/17	510	521,480
Sea Trucks Group (Nigeria), Sr. Sec’d. Notes, 144A	9.000%	03/26/18	1,000	972,500
Ultrapetrol Bahamas Ltd. (Bahrain), Sr. Sec’d. Notes	8.875%	06/15/21	1,416	1,532,820
World Wide Supply A/S (Norway), Sr. Sec’d. Notes, 144A	7.750%	05/26/17	325	322,563

				15,538,013

Wireless — 4.3%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500%	01/15/22	383	407,895
Altice Finco SA (Luxembourg), Gtd. Notes, 144A	8.125%	01/15/24	200	220,500
Altice SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	7.750%	05/15/22	1,138	1,214,815
Crown Castle International Corp., Sr. Unsec’d. Notes(a)	4.875%	04/15/22	433	447,614

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Wireless (continued)
Crown Castle International Corp., Sr. Unsec’d. Notes(a)	5.250%	01/15/23	1,944	$2,026,620
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A(a)	8.250%	09/30/20	1,600	1,744,000
eAccess Ltd. (Japan), Gtd. Notes, 144A(a)	8.250%	04/01/18	930	1,004,400
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20	2,580	3,083,100
MetroPCS Wireless, Inc., Gtd. Notes	6.625%	11/15/20	988	1,054,690
NII Capital Corp., Gtd. Notes	7.625%	04/01/21	2,537	729,387
NII International Telecom SCA, Gtd. Notes, 144A(a)	7.875%	08/15/19	601	519,865
NII International Telecom SCA, Gtd. Notes, 144A(a)	11.375%	08/15/19	696	615,960
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	4.875%	07/15/22	2,454	2,423,325
SBA Telecommunications, Inc., Gtd. Notes	5.750%	07/15/20	83	87,980
Softbank Corp. (Japan), Gtd. Notes, 144A(a)	4.500%	04/15/20	2,942	2,989,808
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	3,875	3,913,750
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	2,300	2,535,750
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	1,102	1,272,810
Sprint Communications, Inc., Gtd. Notes, 144A(a)	7.000%	03/01/20	792	910,800
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	3,170	3,843,625
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	12/01/16	1,140	1,241,175
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	6.000%	11/15/22	1,025	1,045,500
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	7.000%	08/15/20	2,335	2,583,094
Sprint Communications, Inc., Sr. Unsec’d. Notes	11.500%	11/15/21	243	328,050
Sprint Corp., Gtd. Notes, 144A	7.125%	06/15/24	2,713	2,875,780
Sprint Corp., Gtd. Notes, 144A(a)	7.250%	09/15/21	299	329,647
Sprint Corp., Gtd. Notes, 144A	7.875%	09/15/23	4,966	5,524,675
T-Mobile USA, Inc., Gtd. Notes	5.250%	09/01/18	360	378,000
T-Mobile USA, Inc., Gtd. Notes(a)	6.125%	01/15/22	667	707,854
T-Mobile USA, Inc., Gtd. Notes(a)	6.250%	04/01/21	747	793,687
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19	500	526,250
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/24	240	256,500
T-Mobile USA, Inc., Gtd. Notes(a)	6.625%	04/01/23	805	873,425
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	2,396	2,593,670
T-Mobile USA, Inc., Gtd. Notes(a)	6.731%	04/28/22	1,751	1,888,891
T-Mobile USA, Inc., Gtd. Notes(a)	6.836%	04/28/23	1,029	1,120,324
Wind Acquisition Finance SA (Italy), Gtd. Notes, 144A(a)	7.375%	04/23/21	4,809	5,133,608
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	4.750%	07/15/20	769	774,768
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	7.250%	02/15/18	2,951	3,117,732

				63,139,324

Wirelines — 2.5%
CenturyLink, Inc., Series G, Sr. Unsec’d. Notes	6.875%	01/15/28	2,000	2,040,000
CenturyLink, Inc., Series T, Sr. Unsec’d. Notes(a)	5.800%	03/15/22	2,000	2,082,500
Cincinnati Bell, Inc., Gtd. Notes	8.375%	10/15/20	265	290,506
Cincinnati Bell, Inc., Gtd. Notes	8.750%	03/15/18	553	579,959
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36	4,574	4,997,095
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	7.125%	01/15/23	950	1,007,000
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	8.500%	04/15/20	1,045	1,233,100

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Wirelines (continued)
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%		04/15/22	206		$238,960
Frontier Communications Corp., Sr. Unsec’d. Notes	9.250%		07/01/21	903		1,081,343
Level 3 Communications, Inc., Sr. Unsec’d. Notes	11.875%		02/01/19	5,155		5,722,050
Level 3 Financing, Inc., Gtd. Notes(a)	7.000%		06/01/20	1,425		1,556,813
Level 3 Financing, Inc., Gtd. Notes	8.125%		07/01/19	500		545,625
Level 3 Financing, Inc., Gtd. Notes	8.625%		07/15/20	2,136		2,392,320
Level 3 Financing, Inc., Gtd. Notes	9.375%		04/01/19	50		54,875
Level 3 Financing, Inc., Gtd. Notes, 144A	3.823%	(c)	01/15/18	185		188,237
Level 3 Financing, Inc., Gtd. Notes, 144A(a)	6.125%		01/15/21	1,360		1,456,900
PAETEC Holding Corp., Gtd. Notes	9.875%		12/01/18	160		172,400
Qwest Capital Funding, Inc., Gtd. Notes	6.875%		07/15/28	222		226,995
Qwest Capital Funding, Inc., Gtd. Notes	7.750%		02/15/31	804		832,140
Qwest Corp., Sr. Unsec’d. Notes	7.250%		09/15/25	650		764,460
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%		05/30/24	2,575		2,584,656
tw telecom holdings, Inc., Gtd. Notes	5.375%		10/01/22	118		129,063
tw telecom holdings, Inc., Gtd. Notes	6.375%		09/01/23	166		188,825
Windstream Corp., Gtd. Notes(a)	6.375%		08/01/23	1,875		1,900,781
Windstream Corp., Gtd. Notes(a)	7.500%		06/01/22	916		997,295
Windstream Corp., Gtd. Notes(a)	7.500%		04/01/23	1,485		1,607,513
Windstream Corp., Gtd. Notes(a)	7.750%		10/15/20	935		1,013,306
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(a)	10.125%		07/01/20	1,365		1,579,988

						37,464,705

TOTAL CORPORATE BONDS (cost $1,301,781,860)						1,355,703,824

				Shares
COMMON STOCKS — 0.2%
Automobiles
General Motors Co.				—	(u)	15

Independent Power & Renewable Electricity Producers — 0.1%
Dynegy, Inc.*				24,000		835,200

Paper & Forest Products — 0.1%
Newpage Holdings, Inc.(g)				29,628		2,073,960

Transportation Infrastructure
General Maritime Corp.*(g)				712		10,267

TOTAL COMMON STOCKS (cost $3,599,675)						2,919,442

PREFERRED STOCKS — 0.7%
Banking — 0.2%
Ally Financial, Inc., Series G, 7.000%				1,580		1,591,899
Goldman Sachs Group, Inc. (The), Series K, 6.375%*				26,000		684,320
Royal Bank of Scotland Group PLC (United Kingdom), Series M, 6.400%				14,915		359,153
Royal Bank of Scotland Group PLC (United Kingdom), Series N, 6.350%				3,875		93,039

						2,728,411

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services — 0.2%
Citigroup Capital XIII, 7.875%	80,000	$2,216,000

Insurance — 0.1%
XLIT Ltd. (Ireland), Series D, 3.354%	2,550	2,161,922

Life Insurance
Hartford Financial Services Group, Inc., 7.875%*	17,200	514,968

Metals & Mining — 0.1%
ArcelorMittal (Luxembourg), Series MTUS, CVT, 6.000%	37,500	843,375

Technology — 0.1%
Pitney Bowes International Holdings, Inc., Series F, 6.125%	1,000	1,057,813

TOTAL PREFERRED STOCKS (cost $8,830,448)		9,522,489

	Units
WARRANTS*
Gas Pipelines
SemGroup Corp. (Class A Stock), expiring 11/30/14	695	37,420

Specialty Retail
Neebo, Inc. (Class A Stock), expiring 06/20/19(g)	2,792	—
Neebo, Inc. (Class B Stock), expiring 06/29/19(g)	5,983	—

		—

Transportation Infrastructure
General Maritime Corp., expiring 05/17/17(g)	1,101	—

TOTAL WARRANTS (cost $0)		37,420

TOTAL LONG-TERM INVESTMENTS (cost $1,379,080,687)		1,431,374,879

	Shares
SHORT-TERM INVESTMENT — 30.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $457,175,260; includes $397,647,288 of cash collateral for securities on loan)(b)(w)(Note 4)	457,175,260	457,175,260

TOTAL INVESTMENTS — 127.4% (cost $1,836,255,947)		1,888,550,139
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (27.4)%		(405,785,644)

NET ASSETS — 100.0%		$1,482,764,495

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
CDX	Credit Derivative Index
CVT	Convertible Security
PIK	Payment-in-Kind

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CAD	Canadian Dollar
EUR	Euro
NOK	Norwegian Krone

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $388,312,199; cash collateral of $397,647,288 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(f)	Indicates a restricted security; the aggregate cost of such securities is $50,258,197. The aggregate value of $52,270,245 is approximately 3.5% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(r)	Less than $500 par.

(u)	Less than .5 shares.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Canadian Dollar, Expiring 07/23/14	Hong Kong & Shanghai Bank	CAD 460	$430,900	$431,157	$257

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Canadian Dollar, Expiring 07/23/14	Westpac Banking Corp.	CAD 460	$425,147	$431,157	$(6,010)
Euro, Expiring 07/23/14	Australia and New Zealand Banking Group	EUR 402	546,362	550,507	(4,145)

			$971,509	$981,664	$(10,155)

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
Dow Jones CDX NA HY-19 V1 Index	12/20/17	5.000%	14,850	$1,394,883	$(27,815)	$1,422,698	Goldman Sachs & Co.
Dow Jones CDX NA HY-19 V1 Index	12/20/17	5.000%	5,692	534,705	(46,278)	580,983	Goldman Sachs & Co.

				$1,929,588	$(74,093)	$2,003,681

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at June 30, 2014(3)	Unrealized Appreciation*
Exchange-traded credit default swap on credit indices—Sell Protection(1):
Dow Jones CDX NA HY-21 V1 Index	12/20/18	5.000%	9,900	$722,574	$917,345	$194,771

*	Cash collateral of $381,093 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio entered into credit default swap agreements on credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$63,191,704	$—
Corporate Bonds	—	1,348,407,544	7,296,280
Common Stocks	835,215	—	2,084,227
Preferred Stocks	9,522,489	—	—
Warrants	37,420	—	—
Affiliated Money Market Mutual Fund	457,175,260	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(9,898)	—
Credit Default Swaps	—	2,198,452	—

Total	$467,570,384	$1,413,787,802	$9,380,507

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (26.8% represents investments purchased with collateral from securities on loan)	30.8%
Technology	10.6
Healthcare & Pharmaceutical	7.5
Independent Energy	6.7
Gaming	4.6
Metals & Mining	4.6
Media – Non-Cable	4.5
Wireless	4.3
Electric	3.9
Media – Cable	3.6
Packaging	3.0
Chemicals	2.9
Food & Beverage	2.8
Wirelines	2.6
Retailers	2.6
Automotive	2.5
Oil & Field Services	2.5
Construction Machinery	2.3
Banking	2.2

Other Industrials	2.0%
Non-Captive – Diversified	1.8
Building Materials & Construction	1.8
Home Construction	1.6
Gas Pipelines	1.6
Aerospace/Defense	1.4
Diversified Manufacturing	1.3
Consumer Cyclical – Services	1.2
Transportation Services	1.1
Entertainment	1.1
Real Estate Investment Trusts (REITs)	0.8
Restaurants	0.8
Consumer Products	0.8
Pipelines	0.7
Other Financial Institutions	0.5
Supermarkets	0.5
Airlines	0.5
Property & Casualty Insurance	0.4
Lodging	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Environmental	0.4%
Independent Power & Renewable Electricity Producers	0.4
Paper	0.3
Non-Captive – Consumer	0.2
Life Insurance	0.2
Tobacco	0.2
Refining	0.2
Gas Distributors	0.2
Diversified Financial Services	0.2

Insurance	0.1%
Paper & Forest Products	0.1
Brokerage	0.1

127.4
Liabilities in excess of other assets	(27.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$257		Unrealized depreciation on foreign currency forward contracts	$10,155
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	2,003,681		Premiums received for swap agreements	74,093
Credit contracts	Due from broker-variation margin	194,771	*	—	—
Equity contracts	Unaffiliated investments	37,420		—	—

Total		$2,236,129			$84,248

*	Includes cumulative appreciation/depreciation as reported in the schedule of exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Forward Currency Contracts(2)	Swaps	Total
Credit contracts	$—	$—	$738,404	$738,404
Foreign exchange contracts	—	13,392	—	13,392
Equity contracts	257,074	—	—	257,074

Total	$257,074	$13,392	$738,404	$1,008,870

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(3)	Forward Currency Contracts(4)	Swaps	Total
Credit contracts	$—	$—	$(241,311)	$(241,311)
Foreign exchange contracts	—	(11,577)	—	(11,577)
Equity contracts	(242,549)	—	—	(242,549)

Total	$(242,549)	$(11,577)	$(241,311)	$(495,437)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Forward Foreign Currency Exchange Purchase Contracts(1)	Forward Foreign Currency Exchange Sale Contracts(2)	Credit Default Swap Agreements - Sell Protection(3)
$143,633	$976,863	$30,647,333

(1)	Value at Settlement Date Payable.

(2)	Value at Settlement Date Receivable.

(3)	Notional Amount.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Australia and New Zealand Banking Group	$—	$—	$—	$—
Goldman Sachs & Co.	2,003,681	(74,093)	(1,760,000)	169,588
Hong Kong & Shanghai Bank	257	—	—	257
Westpac Banking Corp.	—	—	—	—

	$2,003,938

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Australia and New Zealand Banking Group	$(4,145)	$—	$—	$(4,145)
Goldman Sachs & Co.	(74,093)	74,093	—	—
Hong Kong & Shanghai Bank	—	—	—	—
Westpac Banking Corp.	(6,010)	—	—	(6,010)

	$(84,248)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST HIGH YIELD PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $388,312,199:
Unaffiliated investments (cost $1,379,080,687)	$1,431,374,879
Affiliated investments (cost $457,175,260)	457,175,260
Foreign currency, at value (cost $174,693)	176,322
Deposit with broker	381,093
Receivable for investments sold	119,627,215
Dividends and interest receivable	22,898,426
Unrealized appreciation on over-the-counter swap agreements	2,003,681
Receivable for fund share sold	517,034
Due from broker—variation margin	306,879
Unrealized appreciation on foreign currency forward contracts	257
Prepaid expenses	1,701

Total Assets	2,034,462,747

LIABILITIES:
Payable to broker for collateral for securities on loan	397,647,288
Payable for fund share repurchased	135,713,959
Payable for investments purchased	17,681,901
Advisory fees payable	414,516
Accrued expenses and other liabilities	138,230
Premiums received for swap agreements	74,093
Distribution fee payable	17,745
Unrealized depreciation on foreign currency forward contracts	10,155
Affiliated transfer agent fee payable	365

Total Liabilities	551,698,252

NET ASSETS	$1,482,764,495

Net assets were comprised of:
Paid-in capital	$1,275,822,203
Retained earnings	206,942,292

Net assets, June 30, 2014	$1,482,764,495

Net asset value and redemption price per share, $1,482,764,495 / 171,782,326 outstanding shares of beneficial interest	$8.63

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$50,812,307
Unaffiliated dividend income	1,290,055
Affiliated income from securities lending, net	339,154
Affiliated dividend income	37,452

52,478,968

EXPENSES
Advisory fees	5,653,709
Distribution fee	785,471
Custodian and accounting fees	202,000
Audit fee	19,000
Trustees’ fees	11,000
Insurance expenses	10,000
Legal fees and expenses	5,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	6,667

Total expenses	6,703,847
Less: advisory fee waivers and/or expense reimbursement	(1,048,453)

Net expenses	5,655,394

NET INVESTMENT INCOME	46,823,574

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	16,795,292
Swap agreements transactions	738,404
Foreign currency transactions	(27,740)

17,505,956

Net change in unrealized appreciation (depreciation) on:
Investments	15,511,494
Swap agreements	(241,311)
Foreign currencies	(9,853)

15,260,330

NET GAIN ON INVESTMENTS	32,766,286

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,589,860

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$46,823,574	$91,867,350
Net realized gain on investment and foreign currency transactions	17,505,956	27,073,049
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	15,260,330	(15,475,129)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	79,589,860	103,465,270

FUND SHARE TRANSACTIONS:
Fund share sold [7,308,856 and 44,700,904 shares, respectively]	61,312,117	355,319,017
Fund share repurchased [26,034,714 and 63,688,095 shares, respectively]	(221,652,535)	(500,940,383)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(160,340,418)	(145,621,366)

TOTAL DECREASE IN NET ASSETS	(80,750,558)	(42,156,096)
NET ASSETS:
Beginning of period	1,563,515,053	1,605,671,149

End of period	$1,482,764,495	$1,563,515,053

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 111.8% ASSET-BACKED SECURITIES — 11.5%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities — 9.5%
Ally Auto Receivables Trust, Series 2012-1, Class A3	0.930%		02/16/16	1,608	$1,610,533
Ally Auto Receivables Trust, Series 2012-2, Class A3	0.740%		04/15/16	2,095	2,097,497
Ally Auto Receivables Trust, Series 2012-SN1, Class A3	0.570%		08/20/15	1,111	1,111,109
Ally Auto Receivables Trust, Series 2013-2, Class A2A	0.540%		07/15/16	4,235	4,237,915
Ally Auto Receivables Trust, Series 2013-SN1, Class A2	0.520%		05/20/15	820	820,315
American Express Credit Account Master Trust, Series 2009-2, Class A	1.418%	(c)	03/15/17	6,966	6,976,588
AmeriCredit Automobile Receivables Trust, Series 2011-4, Class A3	1.170%		05/09/16	206	205,727
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A3	1.050%		10/11/16	3,174	3,178,734
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class A2	0.490%		04/08/16	653	653,095
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class A3	0.670%		06/08/17	4,595	4,600,326
AmeriCredit Automobile Receivables Trust, Series 2013-1, Class A2	0.490%		06/08/16	1,062	1,062,583
AmeriCredit Automobile Receivables Trust, Series 2013-3, Class A2	0.680%		10/11/16	3,128	3,130,351
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	0.740%		11/08/16	3,623	3,626,865
AmeriCredit Automobile Receivables Trust, Series 2013-5, Class A2A	0.650%		03/08/17	2,531	2,533,763
BA Credit Card Trust, Series 2007-A10, Class A10	0.238%	(c)	12/15/16	8,000	7,999,568
Barclays Dryrock Issuance Trust, Series 2012-1, Class A	0.302%	(c)	08/15/17	5,050	5,050,000
Barclays Dryrock Issuance Trust, Series 2012-2, Class A	0.640%		08/15/18	3,000	3,000,510
California Republic Auto Receivables Trust, Series 2014-2, Class A2	0.540%		03/15/17	3,415	3,414,901
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2	1.260%		01/15/20	2,730	2,742,340
CarFinance Capital Auto Trust, Series 2014-1A, Class A, 144A	1.460%		12/17/18	695	694,694
CarMax Auto Owner Trust, Series 2013-4, Class A2	0.520%		11/15/16	7,966	7,972,339
Citibank Credit Card Issuance Trust, Series 2004-A8, Class A8	4.900%		12/12/16	2,090	2,132,705
Citibank Credit Card Issuance Trust, Series 2013-A1, Class A1	0.254%	(c)	04/24/17	1,605	1,604,469
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 144A	2.922%	(c)	08/15/18	10,500	10,534,041
Discover Card Execution Note Trust, Series 2011-A3, Class A	0.362%	(c)	03/15/17	5,700	5,701,585
Discover Card Execution Note Trust, Series 2012-A1, Class A1	0.810%		08/15/17	6,340	6,358,354
Discover Card Master Trust, Series 2012-A, Class A3	0.860%		11/15/17	3,500	3,514,651
Discover Card Master Trust, Series 2012-B3, Class B3	0.602%	(c)	05/15/18	3,650	3,656,315

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	1,521	$1,522,550
GE Capital Credit Card Master Note Trust, Series 2010-1, Class A	3.690%		03/15/18	4,500	4,599,882
GE Capital Credit Card Master Note Trust, Series 2012-1, Class A	1.030%		01/15/18	4,992	5,006,866
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770%		01/15/16	1,983	1,986,203
Honda Auto Receivables Owner Trust, Series 2013-4, Class A3	0.690%		09/18/17	5,699	5,709,338
Huntington Auto Trust, Series 2012-2, Class A2	0.380%		09/15/15	53	52,895
Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A3, 144A	0.660%		06/15/16	4,701	4,707,868
Hyundai Auto Receivables Trust, Series 2013-C, Class A2	0.570%		06/15/16	2,945	2,948,434
Illinois Student Assistance Commission, Series 2010-1, Class A2	1.279%	(c)	04/25/22	1,232	1,241,606
M&T Bank Auto Receivables Trust, Series 2013-1A, Class A2, 144A	0.660%		02/16/16	3,416	3,418,218
Nissan Auto Lease, Series 2013-A, Class A3	0.610%		04/15/16	2,030	2,033,898
Nissan Auto Lease Trust, Series 2012-B, Class A3	0.580%		11/16/15	4,160	4,162,409
Santander Drive Auto Receivables Trust, Series 2012-4, Class A3	1.040%		08/15/16	2,737	2,739,210
Santander Drive Auto Receivables Trust, Series 2013-2, Class A2	0.470%		03/15/16	194	194,202
Santander Drive Auto Receivables Trust, Series 2013-3, Class A2	0.550%		09/15/16	1,655	1,655,833
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2	0.890%		09/15/16	1,194	1,194,906
SLM Student Loan Trust, Series 2010-A, Class 2A, 144A	3.402%	(c)	05/16/44	3,917	4,164,755
SLM Student Loan Trust, Series 2011-1, Class A1	0.672%	(c)	03/25/26	746	749,052
SLM Student Loan Trust, Series 2012-C, Class A1, 144A	1.252%	(c)	08/15/23	2,555	2,574,453
Toyota Auto Receivables Owner Trust, Series 2013-B, Class A2	0.480%		02/15/16	2,955	2,956,677
World Omni Auto Receivables Trust, Series 2013-B, Class A2	0.480%		11/15/16	4,697	4,699,980

					158,541,108

Residential Mortgage-Backed Securities — 2.0%
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class B2, 144A	1.495%		05/16/44	2,500	2,501,500
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class C2, 144A	1.843%		05/16/44	2,250	2,253,150
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T3, Class A3, 144A	1.793%		05/15/46	2,000	1,978,800
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T5, Class AT5, 144A	1.979%		08/15/46	5,200	5,227,040
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T6, Class AT6, 144A	1.287%		09/15/44	3,275	3,276,637
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class AT7, 144A	1.981%		11/15/46	1,500	1,502,850
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class BT7, 144A	2.229%		11/15/46	4,150	4,145,435

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class B2, 144A	2.480%		10/15/45	1,420	$1,427,526
HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class D2, 144A	4.940%		10/15/45	590	604,219
HLSS Servicer Advance Receivables Trust, Series 2013-T1, Class B2, 144A	1.744%		01/16/46	2,600	2,594,020
HLSS Servicer Advance Receivables Trust, Series 2014-T1, Class CT1, 144A	1.790%		01/17/45	1,750	1,751,925
Nationstar Mortgage Advance Receivable Trust, Series 2013-T3, Class A3, 144A	2.438%		06/20/48	2,750	2,707,100
New Residential Advance Receivables Trust, Series 2014-T2, Class AT2, 144A(g)	2.377%		03/15/47	1,200	1,202,640
Option One Mortgage Loan Trust, Series 2005-1, Class A4(g)	0.952%	(c)	02/25/35	1,009	986,501
Structured Asset Securities Corp., Series 2005-WF1, Class A3(g)	0.826%	(c)	02/25/35	2,132	2,116,678

					34,276,021

TOTAL ASSET-BACKED SECURITIES (cost $192,874,861)					192,817,129

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM	5.347%		12/10/46	4,010	4,358,958
Commercial Mortgage Pass-Through Certificates, Series 2013-LC6, Class AM	3.282%		01/10/46	5,290	5,260,730
Commercial Mortgage Pass-Through Certificates, Series 2013-LC13, Class A2	3.009%		08/10/46	7,546	7,862,404
FHLMC Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.637%		01/25/23	7,100	7,063,257
FHLMC Multifamily Structured Pass-Through Certificates, Series K035, Class A2	3.458%		08/25/23	581	611,161
FHLMC Multifamily Structured Pass-Through Certificates, Series KS01, Class A2	2.522%		01/25/23	3,215	3,177,677
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	5.381%		03/10/39	592	601,815
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A3	2.773%		11/10/45	4,835	4,733,006
GS Mortgage Securities Corp. II, Series 2012-TMSQ, Class A, 144A	3.007%		12/10/30	1,400	1,346,029
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A3	3.578%		02/15/47	759	794,047
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	1,750	1,838,282
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, IO	1.454%	(c)	04/15/47	6,114	393,621
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XB, IO	0.441%	(c)	04/15/47	1,697	48,181
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	2,720	2,829,151
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS	3.372%		12/15/47	4,250	4,256,345
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3	3.669%		02/15/47	3,366	3,536,814
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class B, 144A	4.365%	(c)	08/10/49	3,600	3,778,862
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795%	(c)	07/15/45	5,670	6,138,053

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	5.246%		12/15/43	860	$861,050
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A3	3.635%		05/15/47	1,822	1,898,703
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.417%	(c)	05/15/47	12,149	970,983
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XB, IO	0.735%	(c)	05/15/47	2,346	122,651

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $61,092,089)					62,481,780

CORPORATE BONDS — 24.4%
Automobiles — 0.4%
Ford Motor Co., Sr. Unsec’d. Notes	6.375%		02/01/29	1,323	1,574,115
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28	1,792	2,217,865
Ford Motor Co., Sr. Unsec’d. Notes	7.450%		07/16/31	918	1,227,301
Kia Motors Corp. (South Korea), Sr. Unsec’d. Notes, 144A	3.625%		06/14/16	2,180	2,282,682

					7,301,963

Banks — 4.0%
Banco Bradesco SA (Brazil), Sub. Notes, 144A	5.750%		03/01/22	3,600	3,771,000
Banco Inbursa SA Institucion de Banca Multiple (Mexico), Sr. Unsec’d. Notes, 144A	4.125%		06/06/24	1,060	1,035,620
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	740	865,769
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	4,110	5,076,594
Bank of America Corp., Sub. Notes	5.700%		05/02/17	1,320	1,464,829
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	5,500	6,135,079
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	8.375%		03/01/39	1,215	1,702,285
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	238	267,258
Goldman Sachs Group, Inc. (The), Sub. Notes	5.950%		01/15/27	2,073	2,361,504
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	4,653	5,384,377
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	2,176	2,174,194
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, 144A	6.500%		09/14/20	5,374	6,307,845
Macquarie Bank Ltd. (Australia), Sub. Notes, 144A	6.625%		04/07/21	2,760	3,168,367
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%		04/28/15	1,350	1,412,784
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	562	645,641
Morgan Stanley, Sub. Notes	5.000%		11/24/25	2,610	2,783,742
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	465	471,702
PKO Finance AB (Poland), Sr. Unsec’d. Notes, 144A	4.630%		09/26/22	2,500	2,600,000
Santander UK PLC (United Kingdom), Sub. Notes, 144A	5.000%		11/07/23	4,300	4,644,133
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A	3.950%		01/11/23	3,000	2,984,247
Wells Fargo & Co., Sub. Notes	3.450%		02/13/23	6,074	6,044,280
Zions Bancorporation, Sr. Unsec’d. Notes	4.500%		03/27/17	3,375	3,601,830
Zions Bancorporation, Sr. Unsec’d. Notes	4.500%		06/13/23	2,017	2,080,519

					66,983,599

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Beverages — 0.1%
Corp. Lindley SA (Peru), Sr. Unsec’d. Notes, 144A(a)	4.625%	04/12/23	2,150	$2,107,000

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	6.400%	02/01/39	3,009	3,755,006

Building Products — 0.1%
Owens Corning, Gtd. Notes	9.000%	06/15/19	1,351	1,698,791

Capital Markets — 0.1%
Oaktree Capital Management LP, Sr. Unsec’d. Notes, 144A	6.750%	12/02/19	892	1,069,917

Chemicals — 0.9%
Basell Finance Co. BV (Netherlands), Gtd. Notes, 144A(a)	8.100%	03/15/27	2,839	3,813,969
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	4,366	5,377,812
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	4,058	4,486,606
NewMarket Corp., Gtd. Notes	4.100%	12/15/22	1,925	1,922,784

				15,601,171

Commercial Services & Supplies — 0.1%
Western Union Co. (The), Sr. Unsec’d. Notes(a)	3.350%	05/22/19	1,500	1,529,867

Construction Materials — 0.1%
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	7.250%	04/05/41	2,150	2,270,938

Consumer Finance — 0.6%
Lender Processing Services, Inc./Black Knight
Lending Solutions, Inc., Gtd. Notes	5.750%	04/15/23	4,132	4,431,570
Moody’s Corp., Sr. Unsec’d. Notes	4.500%	09/01/22	3,260	3,417,823
Moody’s Corp., Sr. Unsec’d. Notes	5.500%	09/01/20	1,975	2,245,575

				10,094,968

Diversified Consumer Services — 0.2%
Hillenbrand, Inc., Sr. Unsec’d. Notes	5.500%	07/15/20	3,436	3,763,959

Diversified Financial Services — 2.0%
Air Lease Corp., Sr. Unsec’d. Notes(a)	3.875%	04/01/21	1,252	1,277,040
Air Lease Corp., Sr. Unsec’d. Notes	4.750%	03/01/20	1,663	1,796,040
FMR LLC, Bonds, 144A	7.570%	06/15/29	2,325	3,142,735
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.750%	03/15/32	5,835	7,697,293
Jefferies Group LLC, Sr. Unsec’d. Notes	6.875%	04/15/21	3,077	3,597,413
Lazard Group LLC, Sr. Unsec’d. Notes	6.850%	06/15/17	850	964,345
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	4.250%	06/01/24	1,109	1,124,284
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	01/16/18	1,550	1,697,513
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	5.550%	01/15/20	2,436	2,702,820
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	5.250%	06/27/29	1,160	1,154,780
Raymond James Financial, Inc., Sr. Unsec’d. Notes	8.600%	08/15/19	4,173	5,269,694

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Financial Services (continued)
Scottrade Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.125%	07/11/21	2,677	$2,778,956

				33,202,913

Diversified Telecommunication Services — 0.6%
GTE Corp., Gtd. Notes.	6.940%	04/15/28	7,435	9,268,642
Verizon Communications, Inc., Sr. Unsec’d. Notes	7.750%	12/01/30	1,026	1,407,074

				10,675,716

Electric Utilities — 1.8%
CEZ A/S (Czech Republic), Sr. Unsec’d. Notes, 144A	4.250%	04/03/22	1,600	1,665,466
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.400%	09/15/20	2,770	3,288,996
Empresas Publicas de Medellin ESP (Colombia), Sr. Unsec’d. Notes, 144A	7.625%	07/29/19	1,450	1,736,375
Entergy Corp., Sr. Unsec’d. Notes	5.125%	09/15/20	4,641	5,150,911
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	4.250%	06/15/22	1,800	1,879,475
Origin Energy Finance Ltd. (Australia), Gtd. Notes, 144A	3.500%	10/09/18	4,175	4,332,711
PPL WEM Holdings PLC, Sr. Unsec’d. Notes, 144A	5.375%	05/01/21	5,764	6,483,549
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	3,460	4,154,090
Texas-New Mexico Power Co., First Mortgage, 144A	9.500%	04/01/19	625	799,955

				29,491,528

Energy Equipment & Services — 0.3%
Cameron International Corp., Sr. Unsec’d. Notes	7.000%	07/15/38	400	522,646
Weatherford International Ltd., Gtd. Notes	9.875%	03/01/39	3,214	4,996,899

				5,519,545

Food Products — 0.4%
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23	900	850,500
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	4.750%	05/22/24	670	659,950
Flowers Foods, Inc., Sr. Unsec’d. Notes	4.375%	04/01/22	838	880,544
Grupo Bimbo SAB de CV (Mexico), Gtd. Notes, 144A	4.875%	06/30/20	4,175	4,550,750
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A(a)	6.875%	12/16/19	387	448,920

				7,390,664

Health Care Providers & Services — 0.1%
Dignity Health, Unsec’d. Notes	4.500%	11/01/42	1,464	1,347,471

Hotels, Restaurants & Leisure — 0.3%
Carnival PLC, Gtd. Notes	7.875%	06/01/27	1,925	2,391,091
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	6.875%	08/15/19	1,958	2,270,182

				4,661,273

Household Durables — 0.2%
Tupperware Brands Corp., Gtd. Notes	4.750%	06/01/21	2,818	3,041,966

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Household Products — 0.1%
Energizer Holdings, Inc., Gtd. Notes	4.700%	05/19/21	1,113	$1,146,163

Independent Power & Renewable Electricity Producers — 0.1%
Alta Wind Holdings LLC, Pass-Through Certificates, 144A	7.000%	06/30/35	1,370	1,519,228

Industrial Conglomerates — 0.1%
KOC Holding A/S (Turkey), Sr. Unsec’d. Notes, 144A(a)	3.500%	04/24/20	1,000	951,450

Insurance — 0.4%
Markel Corp., Sr. Unsec’d. Notes	7.125%	09/30/19	3,189	3,840,586
Willis North America, Inc., Gtd. Notes	7.000%	09/29/19	2,101	2,465,681

				6,306,267

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc., Sr. Unsec’d. Notes	5.000%	11/15/21	2,064	2,231,075

Machinery
AGCO Corp., Sr. Unsec’d. Notes	5.875%	12/01/21	481	545,776

Media — 1.3%
21st Century Fox America, Inc., Gtd. Notes	6.200%	12/15/34	1,713	2,097,068
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	955	1,249,221
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875%	04/11/22	6,000	6,300,000
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%	03/15/22	2,296	2,362,483
Time Warner Cable, Inc., Gtd. Notes	6.550%	05/01/37	3,629	4,515,532
Time Warner Cable, Inc., Gtd. Notes	7.300%	07/01/38	2,237	3,009,264
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	1,762	2,421,002

				21,954,570

Metals & Mining — 1.0%
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	5.875%	08/15/23	2,568	2,816,736
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	9.375%	06/01/19	4,843	6,008,313
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	4.100%	05/01/23	2,769	2,757,506
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	5.450%	06/09/44	1,016	1,041,840
GTL Trade Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	04/16/44	600	630,600
Valmont Industries, Inc., Gtd. Notes	6.625%	04/20/20	2,871	3,411,604

				16,666,599

Multiline Retail — 0.8%
Family Dollar Stores, Inc., Sr. Unsec’d. Notes	5.000%	02/01/21	1,924	2,064,614
QVC, Inc., Sr. Sec’d. Notes, 144A	7.375%	10/15/20	9,950	10,680,619

				12,745,233

Oil & Gas Equipment & Services — 0.1%
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	7.500%	11/15/40	1,173	1,511,219

Oil, Gas & Consumable Fuels — 4.1%
Canadian Oil Sands Ltd. (Canada), Gtd. Notes, 144A	7.750%	05/15/19	3,925	4,830,136
CNOOC Curtis Funding No 1 Pty Ltd. (China), Gtd. Notes, 144A	4.500%	10/03/23	950	996,620

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc., Gtd. Notes	8.250%	10/01/19	1,250	$1,324,967
Delek & Avner Tamar Bond Ltd. (Israel), Sr. Sec’d. Notes, 144A	5.082%	12/30/23	347	352,251
Enbridge Energy Partners LP, Sr. Unsec’d. Notes	9.875%	03/01/19	3,125	4,101,225
Energy Transfer Partners LP, Sr. Unsec’d. Notes	7.500%	07/01/38	1,365	1,774,623
Energy Transfer Partners LP, Sr. Unsec’d. Notes	9.000%	04/15/19	2,500	3,194,803
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	5.700%	10/01/40	5,857	6,648,216
Enterprise Products Operating LLC, Gtd. Notes	7.550%	04/15/38	1,122	1,558,709
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375%	03/30/38	2,200	2,293,500
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A(g)	6.450%	05/01/21	4,250	4,550,156
Kerr-McGee Corp., Gtd. Notes	7.125%	10/15/27	1,282	1,634,059
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	1,164	1,643,970
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	7.400%	03/15/31	1,200	1,504,573
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	5.375%	07/30/14	1,960	1,966,799
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.656%	06/07/22	250	278,437
Petrohawk Energy Corp., Gtd. Notes	6.250%	06/01/19	750	810,000
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	1,865	1,941,465
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago), Sr. Unsec’d. Notes, 144A	9.750%	08/14/19	400	503,000
Petronas Global Sukuk Ltd. (Malaysia), Gtd. Notes, 144A	4.250%	08/12/14	1,980	1,987,433
Plains Exploration & Production Co., Gtd. Notes	6.750%	02/01/22	3,000	3,408,750
Rowan Cos., Inc., Gtd. Notes	7.875%	08/01/19	3,200	3,908,048
Ruby Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	04/01/22	3,849	4,344,497
Southeast Supply Header LLC, Sr. Unsec’d. Notes, 144A	4.250%	06/15/24	1,329	1,352,728
Tennessee Gas Pipeline Co. LLC, Sr. Unsec’d. Notes	8.375%	06/15/32	1,372	1,920,512
Transocean, Inc., Gtd. Notes	6.375%	12/15/21	4,040	4,673,638
Valero Energy Corp., Gtd. Notes	10.500%	03/15/39	886	1,500,072
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%	03/15/32	2,833	3,693,583

				68,696,770

Paper & Forest Products — 0.5%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	8.875%	05/15/31	4,107	6,157,502
Plum Creek Timberlands LP, Gtd. Notes	4.700%	03/15/21	2,049	2,227,011

				8,384,513

Pharmaceuticals — 0.1%
Actavis Funding SCS, Gtd. Notes, 144A	3.850%	06/15/24	2,388	2,413,915

Professional Services — 0.2%
Dun & Bradstreet Corp. (The), Sr. Unsec’d. Notes	4.375%	12/01/22	2,851	2,923,641

Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp., Sr. Unsec’d. Notes	4.700%	03/15/22	3,263	3,508,939
EPR Properties, Gtd. Notes	5.250%	07/15/23	2,746	2,856,557
EPR Properties, Gtd. Notes	7.750%	07/15/20	2,984	3,555,904
Goodman Funding Pty Ltd. (Australia), Gtd. Notes, 144A	6.375%	11/12/20	4,100	4,747,882
Healthcare Realty Trust, Inc., Sr. Unsec’d. Notes	5.750%	01/15/21	770	870,821

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Hospitality Properties Trust, Sr. Unsec’d. Notes	4.650%	03/15/24	1,150	$1,205,086
Host Hotels & Resorts LP, Sr. Unsec’d. Notes	5.250%	03/15/22	5,961	6,571,639
Omega Healthcare Investors, Inc., Gtd. Notes, 144A	4.950%	04/01/24	1,600	1,634,179

				24,951,007

Road & Rail — 0.1%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	6.750%	04/06/21	1,045	1,175,547

Software — 0.1%
Fidelity National Information Services, Inc., Gtd. Notes	5.000%	03/15/22	786	826,320

Thrifts & Mortgage Finance — 0.2%
First Niagara Financial Group, Inc., Sub. Notes	7.250%	12/15/21	3,008	3,461,682

Tobacco — 0.6%
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	1,921	3,200,077
Lorillard Tobacco Co., Gtd. Notes(a)	6.875%	05/01/20	1,318	1,566,257
Lorillard Tobacco Co., Gtd. Notes(a)	8.125%	06/23/19	1,919	2,392,521
Lorillard Tobacco Co., Gtd. Notes(a)	8.125%	05/01/40	1,955	2,634,628

				9,793,483

Transportation Infrastructure — 0.3%
Viterra, Inc. (Canada), Gtd. Notes, 144A	5.950%	08/01/20	3,597	4,105,472

Wireless Telecommunication Services — 0.2%
Turk Telekomunikasyon A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.875%	06/19/24	4,200	4,074,420

TOTAL CORPORATE BONDS (cost $391,804,961)				407,892,605

FOREIGN GOVERNMENT BONDS — 1.9%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.250%	01/07/25	3,100	3,141,850
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%	01/07/41	500	537,500
Commonwealth of the Bahamas (Bahamas), Sr. Unsec’d. Notes, 144A	6.950%	11/20/29	1,650	1,833,150
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	3.750%	10/20/16	2,000	2,117,984
Fondo MIVIVIENDA SA (Peru), Sr. Unsec’d. Notes, 144A	3.375%	04/02/19	1,000	1,010,000
Government of Aruba (Aruba), Sr. Unsec’d. Notes, 144A	4.625%	09/14/23	1,000	976,000
Government of the Cayman Islands (Cayman Islands), Sr. Unsec’d. Notes, 144A	5.950%	11/24/19	2,000	2,300,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	01/15/24	2,500	2,759,375
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	2.875%	11/09/15	3,050	3,125,112
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	5.550%	01/21/45	1,189	1,352,487
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.300%	04/29/53	600	523,200

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

FOREIGN GOVERNMENT BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%	10/21/24	1,507	$2,207,755
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	4.000%	01/22/24	1,058	1,097,675
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A(a)	3.125%	01/20/17	1,200	1,262,820
Republic of Trinidad & Tobago (Trinidad & Tobago), Unsec’d. Notes, 144A	4.375%	01/16/24	700	759,500
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A(a)	3.625%	04/29/15	4,300	4,375,250
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A(a)	4.875%	09/16/23	1,450	1,497,125

TOTAL FOREIGN GOVERNMENT BONDS (cost $30,082,322)				30,876,783

MUNICIPAL BONDS — 1.7%
California — 0.5%
Metropolitan Water District of Southern California, Revenue Bonds, BABs	6.538%	07/01/39	1,650	1,861,283
Metropolitan Water District of Southern California, Revenue Bonds, BABs	6.947%	07/01/40	1,180	1,383,869
San Diego County Regional Airport Authority, Revenue Bonds, BABs	6.628%	07/01/40	3,055	3,361,661
University of California, Revenue Bonds, BABs	6.270%	05/15/31	1,370	1,509,617

				8,116,430

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	7.055%	04/01/57	1,496	1,668,997

Illinois — 0.2%
City of Chicago IL O’Hare International Airport, Revenue Bonds, BABs	6.845%	01/01/38	650	727,597
City of Chicago IL Waterworks, Revenue Bonds, BABs	6.742%	11/01/40	2,420	2,895,506

				3,623,103

Massachusetts
University of Massachusetts Building Authority, Revenue Bonds, BABs	6.573%	05/01/39	500	550,255

Nevada — 0.2%
County of Clark NV Airport System Revenue, Revenue Bonds, BABs	6.881%	07/01/42	2,750	3,031,353

New York — 0.1%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	6.124%	06/15/42	720	802,368
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	6.491%	06/15/42	750	850,283

				1,652,651

Ohio — 0.1%
American Municipal Power, Inc., Revenue Bonds, BABs	7.834%	02/15/41	1,000	1,408,020

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%		07/01/43	1,000	$1,283,570

Texas — 0.2%
Dallas Convention Center Hotel Development Corp., Revenue Bonds, BABs	7.088%		01/01/42	2,096	2,661,648
North Texas Tollway Authority, Revenue Bonds, BABs	8.910%		02/01/30	1,268	1,517,885

					4,179,533

Washington — 0.2%
Metropolitan Washington Airports Authority, Revenue Bonds, BABs	7.462%		10/01/46	2,290	3,082,432

TOTAL MUNICIPAL BONDS (cost $27,287,882)					28,596,344

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.9%
Deutsche Mortgage Securities, Inc., Series 2009-RS2, Class 4A1, 144A(g)	0.282%	(c)	04/26/37	800	794,034
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A3	0.233%	(c)	12/20/54	1,903	1,885,703
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A7	0.353%	(c)	12/20/54	1,959	1,948,536
Sequoia Mortgage Trust, Series 2012-3, Class A1(g)	3.500%	(c)	07/25/42	1,028	1,023,200
Sequoia Mortgage Trust, Series 2012-4, Class A3(g)	2.069%	(c)	09/25/42	2,958	2,755,427
Silverstone Master Issuer PLC (United Kingdom), Series 2011-1A, Class 1A, 144A	1.778%	(c)	01/21/55	2,850	2,857,638
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 144A(g)	1.570%	(c)	12/25/59	3,308	3,305,855

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $14,755,471)					14,570,393

U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.6%
Federal Home Loan Mortgage Corp.	5.000%		09/01/20-06/01/26	10,732	11,580,648
Federal Home Loan Mortgage Corp.	5.500%		11/01/35	2,512	2,813,266
Federal National Mortgage Assoc.	1.700%		08/25/18	4,463	4,464,613
Federal National Mortgage Assoc.	3.000%		06/01/43-08/01/43	23,072	22,819,152
Federal National Mortgage Assoc.	3.500%		TBA	103,305	106,339,584
Federal National Mortgage Assoc.	3.500%		TBA	41,115	42,194,269
Federal National Mortgage Assoc.	4.500%		TBA	62,200	67,207,598
Federal National Mortgage Assoc.	5.500%		10/01/35-10/01/38	41,632	46,753,046
Government National Mortgage Assoc.	2.200%		04/16/47	738	739,747
Government National Mortgage Assoc.	4.000%		TBA	64,180	68,552,263
Tennessee Valley Authority	3.500%		12/15/42	4,345	3,987,954

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $373,593,657)					377,452,140

U.S. TREASURY OBLIGATIONS — 45.1%
U.S. Treasury Bonds	3.625%		02/15/44	72,550	76,562,886
U.S. Treasury Notes	0.250%		04/15/16	180,695	180,278,498
U.S. Treasury Notes	0.375%		03/15/15	94,174	94,365,267
U.S. Treasury Notes	0.625%		07/15/14	47,175	47,182,359
U.S. Treasury Notes(a)	0.875%		04/15/17	64,601	64,757,464

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Notes	1.250%	11/30/18	72,175	$71,520,950
U.S. Treasury Notes(a)	1.500%	05/31/19	98,499	98,006,505
U.S. Treasury Notes	2.125%	12/31/15	83,949	86,290,422
U.S. Treasury Notes(a)	2.500%	05/15/24	36,397	36,345,826

TOTAL U.S. TREASURY OBLIGATIONS (cost $754,008,883)				755,310,177

TOTAL LONG-TERM INVESTMENTS (cost $1,845,500,126)				1,869,997,351

			Shares
SHORT-TERM INVESTMENT —16.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $281,380,509; includes $184,307,735 of cash collateral for securities on loan)(b)(w)(Note 4)			281,380,509	281,380,509

TOTAL INVESTMENTS — 128.6% (cost $2,126,880,635)				2,151,377,860
LIABILITIES IN EXCESS OF OTHER ASSETS — (28.6)%				(478,275,478)

NET ASSETS — 100.0%				$1,673,102,382

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
FHLMC	Federal Home Loan Mortgage Corp.
IO	Interest Only
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
SLM	Student Loan Mortgage
TBA	To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $180,706,696; cash collateral of $184,307,735 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$153,491,108	$5,050,000
Residential Mortgage-Backed Securities	—	34,276,021	—
Commercial Mortgage-Backed Securities	—	62,481,780	—
Corporate Bonds	—	407,892,605	—
Foreign Government Bonds	—	30,876,783	—
Municipal Bonds	—	28,596,344	—
Residential Mortgage-Backed Securities	—	14,570,393	—
U.S. Government Agency Obligations	—	377,452,140	—
U.S. Treasury Obligations	—	755,310,177	—
Affiliated Money Market Mutual Fund	281,380,509	—	—

Total	$281,380,509	$1,864,947,351	$5,050,000

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

U.S. Treasury Obligations	45.1%
U.S. Government Agency Obligations	22.6
Affiliated Money Market Mutual Fund (11.0% represents investments purchased with collateral from securities on loan)	16.8
Non-Residential Mortgage-Backed Securities	9.5
Oil, Gas & Consumable Fuels	4.1
Banks	4.0
Commercial Mortgage-Backed Securities	3.7
Residential Mortgage-Backed Securities	2.9
Diversified Financial Services	2.0
Foreign Government Bonds	1.9
Electric Utilities	1.8
Municipal Bonds	1.7
Real Estate Investment Trusts (REITs)	1.5
Media	1.3
Metals & Mining	1.0
Chemicals	0.9
Multiline Retail	0.8
Diversified Telecommunication Services	0.6
Consumer Finance	0.6
Tobacco	0.6
Paper & Forest Products	0.5
Food Products	0.4
Automobiles	0.4

Insurance	0.4%
Energy Equipment & Services	0.3
Hotels, Restaurants & Leisure	0.3
Transportation Infrastructure	0.3
Wireless Telecommunication Services	0.2
Diversified Consumer Services	0.2
Biotechnology	0.2
Thrifts & Mortgage Finance	0.2
Household Durables	0.2
Professional Services	0.2
Pharmaceuticals	0.1
Construction Materials	0.1
Life Sciences Tools & Services	0.1
Beverages	0.1
Building Products	0.1
Commercial Services & Supplies	0.1
Independent Power & Renewable Electricity Producers	0.1
Oil & Gas Equipment & Services	0.1
Health Care Providers & Services	0.1
Road & Rail	0.1
Household Products	0.1
Capital Markets	0.1
Industrial Conglomerates	0.1
Software	0.1

128.6
Liabilities in excess of other assets	(28.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $180,706,696:
Unaffiliated investments (cost $1,845,500,126)	$1,869,997,351
Affiliated investments (cost $281,380,509)	281,380,509
Receivable for investments sold	114,086,474
Dividends and interest receivable	8,655,271
Receivable for fund share sold	1,930,213
Prepaid expenses	5,942

Total Assets	2,276,055,760

LIABILITIES:
Payable for investments purchased	418,168,165
Payable to broker for collateral for securities on loan	184,307,735
Advisory fees payable	261,406
Accrued expenses and other liabilities	112,783
Payable for fund share repurchased	84,557
Distribution fee payable	18,367
Affiliated transfer agent fee payable	365

Total Liabilities	602,953,378

NET ASSETS	$1,673,102,382

Net assets were comprised of:
Paid-in capital	$1,507,141,009
Retained earnings	165,961,373

Net assets, June 30, 2014	$1,673,102,382

Net asset value and redemption price per share, $1,673,102,382 / 142,126,282 outstanding shares of beneficial interest	$11.77

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$17,577,802
Affiliated income from securities lending, net	182,655
Affiliated dividend income	73,693

17,834,150

EXPENSES
Advisory fees	6,173,059
Distribution fee	802,131
Custodian and accounting fees	133,000
Insurance expenses	16,000
Audit fee	13,000
Trustees’ fees	13,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	9,878

Total expenses	7,175,068
Less: advisory fee waivers and/or expense reimbursement	(2,701,713)

Net expenses	4,473,355

NET INVESTMENT INCOME	13,360,795

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	22,827,667
Foreign currency transactions	(547)

22,827,120

Net change in unrealized appreciation (depreciation) on investments	34,399,427

NET GAIN ON INVESTMENTS	57,226,547

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,587,342

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$13,360,795	$31,890,876
Net realized gain (loss) on investment and foreign currency transactions	22,827,120	(19,322,735)
Net change in unrealized appreciation (depreciation) on investments	34,399,427	(53,271,267)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	70,587,342	(40,703,126)

FUND SHARE TRANSACTIONS:
Fund share sold [6,864,926 and 38,420,215 shares, respectively]	79,592,918	436,659,832
Fund share repurchased [5,599,004 and 118,962,530 shares, respectively]	(64,425,383)	(1,354,176,059)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	15,167,535	(917,516,227)

TOTAL INCREASE (DECREASE) IN NET ASSETS	85,754,877	(958,219,353)
NET ASSETS:
Beginning of period	1,587,347,505	2,545,566,858

End of period	$1,673,102,382	$1,587,347,505

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST NEUBERGER BERMAN CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 102.7% COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.3%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4	5.634%		07/10/46	2,215	$2,377,674
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4	5.414%		09/10/47	1,539	1,657,041
COMM Mortgage Trust, Series 2013-CR12, Class XA, IO	1.604%	(c)	10/10/46	19,736	1,780,322
Commercial Mortgage Trust, Series 2007-GG9, Class A4	5.444%		03/10/39	2,000	2,182,332
Commercial Mortgage Trust, Series 2007-GG11, Class A4	5.736%		12/10/49	1,000	1,111,707
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class A3	5.467%		09/15/39	913	984,118
GS Mortgage Securities Trust, Series 2007-GG10, Class A4	5.799%	(c)	08/10/45	908	1,005,542
GS Mortgage Securities Trust, Series 2012-GC6, Class XA, IO, 144A	2.173%	(c)	01/10/45	6,753	774,354
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4	5.814%	(c)	06/12/43	2,156	2,322,490
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3	5.336%		05/15/47	2,000	2,169,632
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	2,600	2,880,067
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3	5.420%		01/15/49	2,370	2,588,554
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4	5.991%	(c)	06/15/49	500	549,834
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	2,500	2,690,333
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4	5.737%	(c)	06/12/50	3,000	3,311,532
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class XA, IO	1.473%	(c)	05/15/46	10,865	828,489
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class XA, IO	1.413%	(c)	11/15/46	12,637	1,001,937
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class XA, IO	1.233%	(c)	04/15/47	14,477	1,141,935
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A4	5.364%		03/15/44	1,150	1,256,171
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class XA, IO, 144A	1.884%	(c)	12/10/45	4,911	534,681
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3	5.933%	(c)	06/15/49	3,186	3,486,284
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA, IO, 144A	2.261%	(c)	11/15/45	6,784	811,313
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class XA, IO, 144A	1.517%	(c)	03/15/45	16,810	1,329,458
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, IO	1.644%	(c)	03/15/47	10,961	991,861

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $39,469,339)					39,767,661

CORPORATE BONDS — 26.7%
Aerospace & Defense — 0.9%
L-3 Communications Corp., Gtd. Notes	3.950%		11/15/16	1,830	1,945,230
L-3 Communications Corp., Gtd. Notes	3.950%		05/28/24	1,290	1,298,807
Northrop Grumman Corp., Sr. Unsec’d. Notes	1.750%		06/01/18	1,875	1,865,858

					5,109,895

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Automotive Components — 0.2%
Johnson Controls, Inc., Sr. Unsec’d. Notes	3.625%		07/02/24	1,075	$1,079,736

Banks — 6.0%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	1.375%		03/13/17	2,145	2,153,119
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	1,775	1,795,879
Bank of America Corp., Sr. Unsec’d. Notes	4.000%		04/01/24	1,155	1,178,713
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	1,135	1,118,720
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes, BKNT	3.750%		05/15/24	1,295	1,299,628
BBVA Bancomer SA (Mexico), Sr. Unsec’d. Notes, 144A	4.375%		04/10/24	2,500	2,546,875
Citigroup, Inc., Sr. Unsec’d. Notes	1.350%		03/10/17	2,035	2,033,836
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	725	756,210
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Bank Gtd. Notes	5.750%		12/01/43	1,175	1,354,010
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.350%		05/30/17	1,915	1,914,364
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	2,180	2,208,309
HSBC Holdings PLC (United Kingdom), Sub. Notes	5.250%		03/14/44	1,730	1,852,484
Huntington National Bank (The), Sr. Unsec’d. Notes	1.350%		08/02/16	1,205	1,213,464
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	1.350%		02/15/17	3,220	3,231,437
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	2.450%		04/16/19	2,245	2,266,756
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec’d. Notes	1.875%		03/31/17	1,860	1,876,571
Union Bank NA, Sr. Unsec’d. Notes	2.250%		05/06/19	1,330	1,335,401
Wells Fargo & Co., Jr. Sub. Notes(a)	5.900%	(c)	12/29/49	2,650	2,810,988

					32,946,764

Beverages — 0.2%
Fomento Economico Mexicano SAB De CV (Mexico), Sr. Unsec’d. Notes	4.375%		05/10/43	1,000	929,770

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.200%		05/22/19	1,505	1,503,251

Capital Markets — 1.5%
Goldman Sachs Group, Inc. (The), MTN	4.800%		07/08/44	1,370	1,363,314
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.300%		05/03/15	2,595	2,652,635
Morgan Stanley, Sr. Unsec’d. Notes	1.750%		02/25/16	1,470	1,490,877
Morgan Stanley, Sr. Unsec’d. Notes	2.125%		04/25/18	2,595	2,623,506

					8,130,332

Chemicals — 0.2%
Monsanto Co., Sr. Unsec’d. Notes	4.400%		07/15/44	1,275	1,277,800

Commercial Services & Supplies — 0.4%
ERAC USA Finance LLC, Sr. Unsec’d. Notes, 144A	2.350%		10/15/19	1,915	1,912,185

Diversified Financial Services — 2.5%
Air Lease Corp., Sr. Unsec’d. Notes(a)	3.375%		01/15/19	1,010	1,039,037
Air Lease Corp., Sr. Unsec’d. Notes(a)	3.875%		04/01/21	1,020	1,040,400
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.700%		05/09/16	1,520	1,539,354

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Financial Services (continued)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		03/12/19	2,605	$2,617,645
General Electric Capital Corp., Sr. Sec’d. Notes	1.000%		12/11/15	555	559,266
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%		09/07/22	2,230	2,240,184
Jefferies Group LLC, Sr. Unsec’d. Notes	6.875%		04/15/21	1,605	1,876,454
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.750%		03/19/19	2,765	2,812,829

					13,725,169

Diversified Telecommunication Services — 2.4%
Orange SA (France), Sr. Unsec’d. Notes	2.750%		02/06/19	1,450	1,485,313
Orange SA (France), Sr. Unsec’d. Notes	5.500%		02/06/44	1,215	1,356,936
Qwest Corp., Sr. Unsec’d. Notes	6.750%		12/01/21	2,465	2,853,829
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%		03/15/34	1,445	1,542,199
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	3,425	3,832,894
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%		09/15/43	1,525	1,919,123

					12,990,294

Electric Utilities — 1.0%
Electricite de France (France), Sr. Unsec’d. Notes, 144A	2.150%		01/22/19	2,505	2,519,128
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	4.000%		10/01/20	2,685	2,830,610

					5,349,738

Food Products — 0.2%
Grupo Bimbo SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.875%		06/27/24	1,295	1,292,436

Health Care Equipment & Supplies — 0.2%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.300%		02/01/17	1,080	1,081,592

Industrial Conglomerates — 0.5%
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	2,370	2,469,395

Insurance — 0.3%
Allstate Corp. (The), Sub. Notes	5.750%	(c)	08/15/53	1,470	1,578,861

Media — 1.4%
Comcast Corp., Gtd. Notes(a)	3.600%		03/01/24	530	544,547
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.800%		03/15/22	665	686,690
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	4.450%		04/01/24	1,125	1,192,865
NBCUniversal Media LLC, Gtd. Notes	6.400%		04/30/40	970	1,243,587
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.300%		02/23/17	850	851,062
Thomson Reuters Corp., Sr. Unsec’d. Notes	5.650%		11/23/43	1,110	1,224,139
Time Warner, Inc., Gtd. Notes	3.550%		06/01/24	810	804,224
Time Warner, Inc., Gtd. Notes	6.100%		07/15/40	985	1,156,223

					7,703,337

Metals & Mining — 0.7%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	4.100%		05/01/23	1,215	1,209,957
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	3.125%		04/29/19	2,265	2,309,847

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals & Mining (continued)
Vale SA (Brazil), Sr. Unsec’d. Notes	5.625%	09/11/42	340	$333,098

				3,852,902

Oil, Gas & Consumable Fuels — 3.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.950%	09/15/16	1,420	1,572,731
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.814%	02/10/24	2,065	2,133,459
CNOOC Nexen Finance 2014 ULC (China), Gtd. Notes	1.625%	04/30/17	3,475	3,483,920
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.500%	02/01/42	1,750	2,090,053
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	4.150%	02/01/24	1,865	1,891,554
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.500%	03/01/44	1,440	1,520,090
Nexen Energy ULC (China), Gtd. Notes	6.400%	05/15/37	1,085	1,305,625
Petrobras Global Finance BV (Brazil), Gtd. Notes	3.000%	01/15/19	1,095	1,074,907
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.375%	01/23/45	945	1,097,381
Transocean, Inc., Gtd. Notes	3.800%	10/15/22	1,470	1,454,893

				17,624,613

Pharmaceuticals — 1.4%
Actavis Funding SCS, Gtd. Notes, 144A	4.850%	06/15/44	1,765	1,781,677
Express Scripts Holding Co., Gtd. Notes	2.250%	06/15/19	1,890	1,882,096
McKesson Corp., Sr. Unsec’d. Notes	1.292%	03/10/17	1,125	1,127,973
McKesson Corp., Sr. Unsec’d. Notes	4.883%	03/15/44	1,140	1,197,180
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44	1,845	1,920,289

				7,909,215

Real Estate Investment Trusts (REITs) — 1.5%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, Gtd. Notes, 144A	2.000%	02/06/17	2,120	2,125,101
ARC Properties Operating Partnership LP/Clark Acquisition LLC, Gtd. Notes, 144A	3.000%	02/06/19	2,200	2,208,338
EPR Properties, Gtd. Notes	5.250%	07/15/23	1,110	1,154,690
Health Care REIT, Inc., Sr. Unsec’d. Notes	2.250%	03/15/18	955	969,640
Vornado Realty LP, Sr. Unsec’d. Notes	2.500%	06/30/19	1,670	1,672,680

				8,130,449

Software — 0.2%
Oracle Corp.	3.400%	07/08/24	1,285	1,282,083

Specialty Retail — 0.3%
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	845	857,846
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.000%	04/11/43	1,030	986,646

				1,844,492

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc., Sr. Unsec’d. Notes(a)	4.450%	05/06/44	945	957,534
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.650%	06/01/16	1,800	1,858,095

				2,815,629

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	5.375%	01/31/44	960	1,051,521
Reynolds American, Inc., Gtd. Notes	4.750%	11/01/42	1,300	1,239,658

				2,291,179

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Wireless Telecommunication Services — 0.3%
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.800%	06/15/44		1,340	$1,367,951

TOTAL CORPORATE BONDS (cost $142,022,606)					146,199,068

FOREIGN GOVERNMENT BONDS — 2.0%
France Government Bond OAT (France), Unsec’d. Notes, TIPS	0.700%	07/25/30	EUR	780	1,089,157
Italy Buoni Poliennali Del Tesoro (Italy), Sr. Unsec’d. Notes, TIPS	4.500%	03/01/26	EUR	2,830	4,436,237
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	5.550%	01/21/45		480	546,000
Spanish Government Bond (Spain), Sr. Unsec’d. Notes	4.650%	07/30/25	EUR	2,920	4,659,573

TOTAL FOREIGN GOVERNMENT BONDS (cost $10,988,255)					10,730,967

U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.7%
Federal Farm Credit Bank	1.460%	11/19/19		2,695	2,608,194
Federal Home Loan Bank	0.125%	04/14/15		1,500	1,499,383
Federal Home Loan Bank	5.500%	07/15/36		2,515	3,217,900
Federal Home Loan Mortgage Corp.	3.500%	03/01/42-10/01/43		7,483	7,704,430
Federal Home Loan Mortgage Corp.	3.500%	TBA		2,630	2,703,353
Federal Home Loan Mortgage Corp.	4.000%	10/01/40-03/01/44		11,148	11,831,552
Federal Home Loan Mortgage Corp.	4.000%	TBA		6,995	7,410,328
Federal Home Loan Mortgage Corp.	4.500%	11/01/39-08/01/41		4,329	4,688,709
Federal Home Loan Mortgage Corp.	4.500%	TBA		8,175	8,847,662
Federal Home Loan Mortgage Corp.	5.000%	04/01/40-12/01/41		3,843	4,259,613
Federal Home Loan Mortgage Corp.	5.500%	03/01/28-05/01/40		3,184	3,558,902
Federal Home Loan Mortgage Corp.	6.000%	09/01/27-05/01/40		2,109	2,367,036
Federal National Mortgage Assoc.	1.600%	12/24/20		4,425	4,242,579
Federal National Mortgage Assoc.	3.000%	01/01/43-07/01/43		2,579	2,550,983
Federal National Mortgage Assoc.	3.000%	TBA		2,805	2,771,034
Federal National Mortgage Assoc.	3.000%	TBA		505	524,569
Federal National Mortgage Assoc.	3.500%	12/01/41-10/01/43		10,979	11,322,772
Federal National Mortgage Assoc.	3.500%	TBA		8,930	9,192,319
Federal National Mortgage Assoc.	4.000%	12/01/40-05/01/44		12,155	12,926,781
Federal National Mortgage Assoc.	4.000%	TBA		18,265	19,383,731
Federal National Mortgage Assoc.	4.500%	05/01/29-01/01/44		12,957	14,042,364
Federal National Mortgage Assoc.	4.500%	TBA		16,860	18,258,857
Federal National Mortgage Assoc.	5.000%	11/01/14-03/01/41		6,687	7,393,510
Federal National Mortgage Assoc.	5.000%	TBA		4,060	4,508,503
Federal National Mortgage Assoc.	5.500%	04/01/33-09/01/40		6,446	7,225,164
Federal National Mortgage Assoc.	6.000%	10/01/37-09/01/40		1,785	2,009,160
Government National Mortgage Assoc.	4.000%	TBA		1,235	1,321,643
Tennessee Valley Authority	4.625%	09/15/60		495	521,409

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $176,448,341)					178,892,440

U.S. TREASURY OBLIGATIONS — 34.0%
U.S. Treasury Bonds	4.500%	02/15/36		8,750	10,627,146
U.S. Treasury Bonds	5.500%	08/15/28		12,880	16,848,650
U.S. Treasury Bonds	6.250%	08/15/23		27,455	36,214,847
U.S. Treasury Bonds	6.875%	08/15/25		530	750,861
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%	04/15/17		4,760	5,138,541
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.750%	01/15/28		1,695	2,207,974
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.000%	01/15/26		8,720	12,270,360
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.875%	04/15/29		925	1,949,841

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Notes	0.250%	01/15/15	29,000	$29,027,202
U.S. Treasury Notes	0.375%	06/30/15	16,000	16,037,504
U.S. Treasury Notes	3.250%	03/31/17	890	950,075
U.S. Treasury Notes	3.625%	08/15/19	49,445	54,281,314

TOTAL U.S. TREASURY OBLIGATIONS (cost $185,745,731)				186,304,315

TOTAL LONG-TERM INVESTMENTS (cost $554,674,272)				561,894,451

			Shares
SHORT-TERM INVESTMENT — 12.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $68,271,034; includes $4,396,506 of cash collateral for securities on loan)(b)(w)(Note 4)			68,271,034	68,271,034

TOTAL INVESTMENTS — 115.2% (cost $622,945,306)				630,165,485
Liabilities in excess of other assets(x) — (15.2)%				(83,105,627)

NET ASSETS — 100.0%				$547,059,858

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BKNT	Bank Note
IO	Interest Only
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,286,264; cash collateral of $4,396,506 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Position:
104	90 Day Euro Dollar	Dec. 2016	$25,492,900	$25,486,500	$(6,400)

Short Positions:
73	2 Year U.S. Treasury Notes	Sep. 2014	16,030,344	16,030,344	—
366	5 Year U.S. Treasury Notes	Sep. 2014	43,716,984	43,722,703	(5,719)
249	10 Year U.S. Treasury Notes	Sep. 2014	31,078,406	31,167,797	(89,391)
9	20 Year U.S. Treasury Bonds	Sep. 2014	1,231,734	1,234,688	(2,954)
31	30 Year Euro BUXL	Sep. 2014	5,616,240	5,716,089	(99,849)
44	30 Year U.S. Ultra Treasury Bonds	Sep. 2014	6,586,594	6,597,250	(10,656)

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Short Positions (continued)
60	Euro Currency	Sep. 2014	$10,189,475	$10,273,500	$(84,025)

					(292,594)

					$(298,994)

(1)	Cash of $1,216,593 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$39,767,661	$—
Corporate Bonds	—	143,004,800	3,194,268
Foreign Government Bonds	—	10,730,967	—
U.S. Government Agency Obligations	—	178,892,440	—
U.S. Treasury Obligations	—	186,304,315	—
Affiliated Money Market Mutual Fund	68,271,034	—	—
Other Financial Instruments*
Futures	(298,994)	—	—

Total	$67,972,040	$558,700,183	$3,194,268

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Balance as of 12/31/13	$6,297,125
Realized gain (loss)	195,147
Change in unrealized appreciation (depreciation)**	(18,087)
Purchases	3,194,268
Sales	(6,473,979)
Accrued discount/premium	(206)

Balance as of 6/30/14	$3,194,268

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	Of which, $0 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation models.

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

U.S. Treasury Obligations	34.0%
U.S. Government Agency Obligations	32.7
Affiliated Money Market Mutual Fund (0.8% represents investments purchased with collateral from securities on loan)	12.5
Commercial Mortgage-Backed Securities	7.3
Banks	6.0
Oil, Gas & Consumable Fuels	3.2
Diversified Financial Services	2.5
Diversified Telecommunication Services	2.4
Foreign Government Bonds	2.0
Real Estate Investment Trusts (REITs)	1.5
Capital Markets	1.5
Pharmaceuticals	1.4
Media	1.4
Electric Utilities	1.0
Aerospace & Defense	0.9
Metals & Mining	0.7

Technology Hardware, Storage & Peripherals	0.5%
Industrial Conglomerates	0.5
Tobacco	0.4
Commercial Services & Supplies	0.4
Specialty Retail	0.3
Insurance	0.3
Biotechnology	0.3
Wireless Telecommunication Services	0.3
Food Products	0.2
Software	0.2
Chemicals	0.2
Health Care Equipment & Supplies	0.2
Automotive Components	0.2
Beverages	0.2

115.2
Liabilities in excess of other assets	(15.2)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	—	$—	Due to broker-variation margin	$298,994	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(1,296,975)
Foreign exchange contracts	24,683

Total	$(1,272,292)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(1,596,918)
Foreign exchange contracts	(84,025)

Total	$(1,680,943)

For the six months ended June 30, 2014, the Portfolio’s average value at trade date for futures long position was $25,492,900 and the average value at trade date for futures short position was $108,356,502.

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $4,286,264:
Unaffiliated investments (cost $554,674,272)	$561,894,451
Affiliated investments (cost $68,271,034)	68,271,034
Deposit with broker	1,216,593
Receivable for investments sold	19,313,825
Dividends and interest receivable	4,015,876
Receivable for fund share sold	905,879
Prepaid expenses	630

Total Assets	655,618,288

LIABILITIES:
Payable for investments purchased	97,302,362
Payable to custodian	6,461,562
Payable to broker for collateral for securities on loan	4,396,506
Due to broker-variation margin	119,764
Payable for fund share repurchased	104,239
Advisory fees payable	98,058
Accrued expenses and other liabilities	69,559
Distribution fee payable	6,015
Affiliated transfer agent fee payable	365

Total Liabilities	108,558,430

NET ASSETS	$547,059,858

Net assets were comprised of:
Paid-in capital	$488,214,622
Retained earnings	58,845,236

Net assets, June 30, 2014	$547,059,858

Net asset value and redemption price per share, $547,059,858 / 51,148,204 outstanding shares of beneficial interest	$10.70

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$6,240,241
Affiliated dividend income	34,202
Affiliated income from securities lending, net	4,919

6,279,362

EXPENSES
Advisory fees	1,763,427
Distribution fee	257,277
Custodian and accounting fees	61,000
Audit fee	19,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Insurance expenses	4,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	7,713

Total expenses	2,133,417
Less: advisory fee waivers and/or expense reimbursement	(413,976)

Net expenses	1,719,441

NET INVESTMENT INCOME	4,559,921

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	2,399,122
Futures transactions	(1,272,292)
Foreign currency transactions	(11,581)

1,115,249

Net change in unrealized appreciation (depreciation) on:
Investments	16,068,680
Futures	(1,680,943)
Foreign currencies	(30,020)

14,357,717

NET GAIN ON INVESTMENTS	15,472,966

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,032,887

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,559,921	$6,108,018
Net realized gain (loss) on investment and foreign currency transactions	1,115,249	(3,980,990)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	14,357,717	(16,148,543)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,032,887	(14,021,515)

FUND SHARE TRANSACTIONS:
Fund share sold [3,889,852 and 13,557,568 shares, respectively]	41,074,334	141,310,179
Fund share repurchased [1,710,461 and 22,239,894 shares]	(17,944,747)	(234,024,942)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	23,129,587	(92,714,763)

TOTAL INCREASE (DECREASE) IN NET ASSETS	43,162,474	(106,736,278)
NET ASSETS:
Beginning of period	503,897,384	610,633,662

End of period	$547,059,858	$503,897,384

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 97.1% ASSET-BACKED SECURITIES — 13.5%	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Collateralized Debt Obligations
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.489%	(c)	04/25/19		969	$957,045

Collateralized Loan Obligations — 8.5%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	0.000%	(c)(p)	07/15/26		6,750	6,739,672
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.408%	(c)	04/20/25		14,150	13,975,780
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25		1,500	1,445,583
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	1.763%	(c)	07/20/26		8,000	7,999,840
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.417%	(c)	07/13/25		12,700	12,543,696
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2B, 144A	3.500%		07/13/25		4,450	4,323,093
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.766%	(c)	04/28/26		11,650	11,655,476
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A	2.516%	(c)	04/28/26		3,100	3,103,498
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.326%	(c)	04/15/25		5,500	5,414,952
Avoca CLO II BV (Netherlands), Series II-A, Class A1, 144A	0.729%	(c)	01/15/20	EUR	835	1,142,314
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.628%	(c)	10/22/25		7,500	7,471,195
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	1.720%	(c)	04/17/26		7,150	7,153,279
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.370%	(c)	04/17/26		2,000	1,991,912
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%		04/17/26		2,000	2,017,540
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.426%	(c)	07/15/24		12,200	12,052,659
BMI CLO I (Cayman Islands), Series 2013-1AR, Class A1R, 144A	1.169%	(c)	08/01/21		4,844	4,815,352
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.376%	(c)	04/17/25		11,900	11,739,769
Flagship VII Ltd. CLO (Cayman Islands), Series 2013-7A, Class A1, 144A	1.698%	(c)	01/20/26		14,800	14,786,306
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.701%	(c)	03/15/20		3,000	2,953,830
ING Investment Management CLO (Cayman Islands), Series 2013-1A, Class A1, 144A	1.366%	(c)	04/15/24		7,650	7,535,919
ING Investment Management CLO, Series 2013-2A, Class A1, 144A	1.379%	(c)	04/25/25		4,200	4,138,477
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.819%	(c)	05/15/26		5,450	5,445,799
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	3.670%		05/15/26		1,500	1,504,660
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.803%		04/15/26		5,750	5,739,650
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class B, 144A	2.403%	(c)	07/15/26		2,750	2,723,875
Lafayette CLO I Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	1.630%	(c)	09/06/22		103	103,078

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Collateralized Loan Obligations (continued)
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	0.595%	(c)	01/31/22	EUR	2,330	$3,156,608
Magnetite CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.700%	(c)	07/25/26		7,500	7,496,175
Magnetite VI CLO Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	1.731%	(c)	09/15/23		12,600	12,605,729
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.708%	(c)	04/15/26		8,050	8,047,428
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.696%	(c)	05/18/23		2,450	2,448,767
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.478%	(c)	02/22/20		295	294,110
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.708%	(c)	11/22/23		9,800	9,798,704
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.148%	(c)	04/20/21		8,491	8,447,792
OZLM Funding CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.378%	(c)	07/22/25		3,500	3,450,083
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.111%	(c)	10/17/22		5,000	4,922,760
Regatta III Funding CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.773%	(c)	04/15/26		13,050	13,052,849
Regatta III Funding CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.353%	(c)	04/15/26		3,300	3,273,546
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25		4,800	4,649,233
Shackleton CLO Ltd. (Cayman Islands), Series 2014-6A, Class B1, 144A	2.392%	(c)	07/17/26		3,750	3,681,750
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.276%	(c)	04/15/25		18,150	17,814,886
Slater Mill Loan Fund CLO LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.876%	(c)	08/17/22		2,000	2,006,588
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.928%	(c)	10/20/23		2,150	2,135,692
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26		4,850	4,856,966
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.346%	(c)	07/15/25		12,100	11,913,426
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.726%	(c)	04/20/26		6,450	6,452,459
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26		2,000	2,007,875

						293,030,630

Non-Residential Mortgage-Backed Securities — 0.7%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	0.952%	(c)	05/15/20		8,400	8,458,246
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.624%	(c)	03/24/17		10,100	10,096,566
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%		08/20/29		2,054	2,071,304
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29		2,925	2,935,492

						23,561,608

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities — 4.3%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.202%	(c)	12/25/33	567	$534,520
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	0.792%	(c)	05/25/34	1,261	1,196,616
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	0.932%	(c)	04/25/34	2,260	2,132,703
Ameriquest Mortgage Securities, Inc., Series 2004-R1, Class A2	0.752%	(c)	02/25/34	280	268,369
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2003-1, Class M1	1.502%	(c)	02/25/33	1,854	1,753,083
Argent Securities, Inc., Series 2003-W10, Class M1	1.232%	(c)	01/25/34	2,295	2,207,857
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2	0.932%	(c)	10/25/34	1,493	1,447,891
Asset-Backed Funding Certificates Trust, Series 2004-OPT2, Class M1	0.977%	(c)	08/25/33	1,100	1,059,878
Asset-Backed Funding Certificates Trust, Series 2004-OPT5, Class A1	0.852%	(c)	06/25/34	894	830,237
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	3.677%	(c)	01/15/33	1,204	1,229,858
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	1.127%	(c)	12/15/33	1,424	1,343,097
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	0.977%	(c)	04/25/34	5,964	5,580,893
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	0.962%	(c)	06/25/34	3,572	3,335,970
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.052%	(c)	08/25/34	3,747	3,616,261
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.172%	(c)	06/25/34	3,014	2,704,058
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	1.652%	(c)	03/25/43	1,327	1,300,010
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.007%	(c)	07/25/34	3,024	2,782,360
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A	0.642%	(c)	07/25/35	3,340	3,306,597
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1	0.532%	(c)	06/25/36	3,162	3,106,077
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M1	0.977%	(c)	10/25/34	5,630	5,614,365
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	0.902%	(c)	02/25/34	4,891	4,634,100
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.202%	(c)	11/25/34	2,500	2,332,075
Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 144A	0.832%	(c)	06/25/33	1,784	1,717,532
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A6	5.372%		05/25/35	610	614,650
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2	1.052%	(c)	12/25/34	3,000	2,904,213
Home Equity Asset Trust, Series 2003-6, Class M1	1.202%	(c)	02/25/34	3,607	3,398,713
Home Equity Asset Trust, Series 2005-9, Class 2A4	0.492%	(c)	04/25/36	4,087	3,836,379

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
HSBC Home Equity Loan Trust, Series 2006-1, Class A2	0.333%	(c)	01/20/36	3,647	$3,623,225
HSBC Home Equity Loan Trust, Series 2007-2, Class M1	0.463%	(c)	07/20/36	3,560	3,358,557
MASTR Asset-Backed Securities Trust, Series 2004-HE1, Class M2	1.247%	(c)	09/25/34	4,000	3,957,468
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1	1.052%	(c)	04/25/34	3,440	3,241,163
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.872%	(c)	12/25/34	4,531	4,075,549
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3, Class M3	2.627%	(c)	06/25/34	1,403	1,416,163
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	1.997%	(c)	01/25/35	1,430	1,349,389
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.172%	(c)	10/25/33	336	316,220
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	1.352%	(c)	06/25/33	610	588,687
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	0.892%	(c)	01/25/34	1,566	1,519,827
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.007%	(c)	03/25/34	6,720	6,244,997
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.052%	(c)	05/25/34	3,808	3,571,033
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1	1.727%	(c)	11/25/32	1,359	1,295,807
Option Mortgage Loan Trust, Series 2004-1, Class M1	1.052%	(c)	01/25/34	8,210	7,659,033
Option One Mortgage Loan Corp. Asset-Backed Certificates, Series 2003-3, Class A4	1.092%	(c)	06/25/33	746	712,018
Option One Mortgage Loan Corp. Asset-Backed Certificates, Series 2003-5, Class A2	0.792%	(c)	08/25/33	1,638	1,534,826
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	0.652%	(c)	12/25/33	737	714,119
Saxon Asset Securities Trust, Series 2004-1, Class A	0.692%	(c)	03/25/35	405	339,199
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.917%	(c)	02/25/34	6,017	5,639,470
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	0.952%	(c)	02/25/34	18,913	17,850,898
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	0.952%	(c)	07/25/34	11,893	11,196,432
Structured Asset Investment Loan Trust, Series 2004-7, Class A7	0.992%	(c)	08/25/34	1,885	1,846,728
Structured Asset Investment Loan Trust, Series 2004-11, Class A4	1.052%	(c)	01/25/35	703	692,995
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-7, Class 3A1	5.500%		05/25/19	962	987,882
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	5.500%		05/25/37	741	778,287

					149,298,334

TOTAL ASSET-BACKED SECURITIES (cost $450,616,088)					466,847,617

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

BANK LOANS(c) — 2.0%	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Automotive — 0.1%
Allison Transmission, Inc., New Term Loan B-2	2.910%	08/07/17		309	$308,426
Schaeffler AG (Germany), Facility C	3.750%	05/31/20		2,000	2,005,000
Tank & Rast GmbH (Germany), Term Loan A	3.603%	12/10/18	EUR	1,000	1,366,904

					3,680,330

Cable — 0.2%
Cequel Communications LLC, Term Loan B	3.500%	02/14/19		1,997	1,996,396
Charter Communications Operating LLC, Term Loan F	3.000%	01/03/21		1,470	1,471,375
Virgin Media Finance PLC/Virgin Media Bristol LLC, B Facility	3.500%	06/07/20		3,000	2,988,000

					6,455,771

Capital Goods — 0.2%
OGF SA (France), Term Loan B2	4.126%	10/30/20	EUR	2,500	3,444,646
RAC Finance (Holdings) Ltd. (United Kingdom), Facility C, Private Placement (original cost $2,404,501; purchased 10/24/12)(f)(g)	5.304%	10/29/19	GBP	1,500	2,567,087

					6,011,733

Capital Markets — 0.1%
Scandlines GmbH (Denmark), Facility B	4.697%	12/03/20	EUR	3,500	4,837,055

Chemicals — 0.1%
CeramTec GmbH (Germany), Initial Euro Term Loan B-1	4.750%	08/30/20	EUR	1,534	2,113,888
CeramTec GmbH (Germany), Term Loan B2	4.750%	08/30/20	EUR	466	642,971

					2,756,859

Electric — 0.1%
Calpine Corp., Term Loan (3/11)	4.000%	04/01/18		663	664,636
Calpine Corp., Term Loan (6/11)	4.000%	04/01/18		663	664,486
Calpine Corp., Term Loan B3	4.000%	10/09/19		1,719	1,723,195

					3,052,317

Foods — 0.1%
ARAMARK Corp., US Term Loan D	3.250%	09/09/19		1,995	1,980,349
Birds Eye Iglo Group Ltd. (United Kingdom), Facility I	5.068%	01/31/18	EUR	2,150	2,941,788

					4,922,137

Gaming — 0.1%
MGM Resorts International, Term Loan A	2.981%	12/20/17		2,536	2,543,510

Healthcare & Pharmaceutical — 0.3%
Alere, Inc., Incremental Term Loan B1	4.250%	06/30/17		381	381,786
Alere, Inc., Term Loan A	3.180%	06/30/16		369	369,208
CHS/Community Health Systems, Inc., Extended Term Loan	4.250%	01/27/21		1,556	1,565,640
CHS/Community Health Systems, Inc., Incremental Term Loan	3.478%	01/25/17		584	585,033
Grifols SA, Term Loan B	3.234%	02/26/21		3,142	3,136,626
Hologic, Inc., Refinancing Tranche Term Loan A	2.150%	08/01/17		1,720	1,717,376
Lifepoint Hospitals, Inc., Incremental Term Loan B	1.900%	07/24/17		1,330	1,328,892
RPI Finance Trust, Term Loan B-3	3.250%	11/09/18		1,760	1,760,985

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

BANK LOANS(c) (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Healthcare & Pharmaceutical (continued)
Universal Health Services, Inc., Tranche Term Loan A-2	1.661%		08/15/16		1,792	$1,790,945

						12,636,491

Non-Captive Finance — 0.1%
RBS Worldpay, Inc. (United Kingdom), Term Loan B	5.750%		11/29/19	GBP	2,300	3,958,340

Retailers — 0.1%
Alliance Boots Holdings Ltd., Facility B4	3.978%		07/09/17	GBP	2,000	3,422,782

Technology — 0.5%
Avago Technologies Finance Pte Ltd. (Cayman Islands), Term Loan	3.750%		05/06/21		6,000	6,019,242
First Data Corp., New Term Loan 2018B	4.231%		09/24/18		2,800	2,804,082
Freescale Semiconductor, Inc., Tranche Term Loan B-4	4.250%		02/28/20		1,728	1,728,191
Interactive Data Corp., Term Loan B	4.750%		05/03/21		3,757	3,748,929
Trans Union LLC, Term Loan B	4.000%		04/09/21		2,244	2,243,253

						16,543,697

TOTAL BANK LOANS (cost $68,898,033)						70,821,022

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.6%
Banc of America Commercial Mortgage Trust, Series 2006-1, Class A1A	5.378%	(c)	09/10/45		4,748	5,032,837
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	5.919%	(c)	05/10/45		10,210	10,941,730
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44		7,808	8,421,016
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		2,600	2,771,470
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.730%	(c)	04/10/49		4,852	5,295,073
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51		3,485	3,868,843
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51		455	454,362
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class AJ	4.992%	(c)	11/10/41		500	503,771
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AAB	5.926%		06/11/50		5,552	5,821,468
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	3.061%		12/15/47		5,800	5,997,003
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.898%	(c)	12/10/49		8,775	9,693,549
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	6.341%	(c)	12/10/49		3,000	3,358,764
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46		9,000	8,750,475
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47		9,770	9,971,760
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48		8,425	9,048,120
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49		1,593	1,622,244

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	5.322%		12/11/49	1,255	$1,365,367
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	4,803	5,128,179
Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class AM	5.643%	(c)	02/15/39	2,840	3,024,103
Commercial Mortgage Pass-Through Certificates, Series 2007-C4, Class A3	6.051%	(c)	09/15/39	1,256	1,261,384
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	1,918,274
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	2.122%		03/10/46	3,880	3,938,324
Commercial Mortgage Pass-Through Certificates, Series 2013-CR10, Class A3	3.923%		08/10/46	4,000	4,221,080
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class A3	3.765%		10/10/46	10,000	10,416,550
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.934%	(c)	06/10/46	297	319,854
Commercial Mortgage Trust, Series 2013-CR12, Class A2	2.904%		10/10/46	15,272	15,840,821
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	12,600	12,425,767
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	8,000	8,172,424
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.816%	(c)	06/25/20	36,091	2,716,571
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.606%	(c)	05/25/22	48,694	4,468,921
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.643%	(c)	06/25/22	26,462	2,525,856
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.027%	(c)	10/25/22	34,227	2,048,515
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(c)	02/25/23	12,560	13,104,740
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Series A2	3.060%	(c)	07/25/23	10,000	10,211,480
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Series X1, IO	0.942%	(c)	10/25/23	34,381	2,041,077
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.863%	(c)	08/25/16	19,049	478,423
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.911%	(c)	05/25/19	37,572	2,773,622
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.831%	(c)	07/25/19	37,267	2,688,631
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4	5.238%	(c)	11/10/45	6,673	6,940,115
Greenwich Capital Commercial Mortgage Trust, Series 2005-GG3, Class AJ	4.859%	(c)	08/10/42	2,396	2,437,154
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	8,924	9,428,474
GS Mortgage Securities Trust, Series 2012-GC6, Class A2	2.539%		01/10/45	764	785,750
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A3	5.434%	(c)	12/15/44	1,755	1,769,808
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	9,687	10,730,464
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	5,624	5,849,686

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	5,000	$4,804,030
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	14,500	14,276,192
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263%	(c)	11/15/40	3,509	3,704,388
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.862%	(c)	05/12/39	2,025	2,175,018
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class AM	5.701%	(c)	02/12/39	930	990,575
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	17,100	18,401,874
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A3	3.960%		08/15/46	5,000	5,269,975
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	10,000	9,627,330
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	5,000	4,886,570
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	7,600	7,374,675
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.829%	(c)	10/15/42	2,533	2,672,458
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447%	(c)	02/12/44	880	960,918
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	3,000	2,934,531
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	13,600	13,376,321
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	12,200	12,022,600
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179%	(c)	07/15/42	3,500	3,652,670
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.455%	(c)	12/15/44	4,650	4,876,325
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	1,085	1,155,221
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765%	(c)	07/15/45	11,005	11,724,073
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	7,769	8,436,717
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	10,985	11,844,884
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	6,986	7,571,296
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(a)	5.509%		04/15/47	8,500	9,202,278
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.933%	(c)	06/15/49	4,974	5,473,235
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.140%	(c)	02/15/51	7,170	7,845,679
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	19,452	21,427,258
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%		07/15/46	6,600	6,948,764
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	13,200	13,373,752

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	15,000	$15,516,960

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $482,051,566)					473,110,466

CORPORATE BONDS — 29.5%
Aerospace & Defense — 0.1%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	5.250%		04/01/22	2,000	2,177,500

Airlines — 0.3%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.150%		04/11/24	4,897	5,116,867
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		10/29/24	1,215	1,238,839
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	5.300%		04/15/19	2,570	2,832,900

					9,188,606

Automotive — 1.1%
Cummins, Inc., Sr. Unsec’d. Notes	4.875%		10/01/43	330	361,711
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.375%		08/01/18	4,800	4,916,731
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.950%		01/11/17	3,400	3,535,881
Dana Holding Corp., Sr. Unsec’d. Notes	6.500%		02/15/19	2,500	2,634,375
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	4,250	4,296,703
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	2.375%		01/16/18	9,135	9,331,494
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.750%		05/15/15	3,980	4,056,412
General Motors Co., Sr. Unsec’d. Notes, 144A	4.875%		10/02/23	3,640	3,831,100
General Motors Co., Sr. Unsec’d. Notes, 144A	6.250%		10/02/43	5,215	5,984,212
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	670	692,938

					39,641,557

Banking — 10.1%
AerCap Ireland Capital Ltd./AerCap Global
Aviation Trust (Netherlands), Gtd. Notes, 144A	4.500%		05/15/21	650	661,375
American Express Co., Sr. Unsec’d. Notes(h)	2.650%		12/02/22	11,475	11,189,835
American Express Co., Sr. Unsec’d. Notes	7.000%		03/19/18	610	725,383
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	8,970	9,075,514
Bank of America Corp., Sr. Unsec’d. Notes	4.100%		07/24/23	1,245	1,292,144
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	11,210	13,007,893
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	8,000	9,359,664
Bank of America Corp., Sr. Unsec’d. Notes(a)	7.625%		06/01/19	1,795	2,217,150
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	7,315	8,164,930
Bank of America Corp., Jr. Sub. Notes	5.125%	(c)	12/29/49	4,145	4,129,469
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		05/15/24	1,370	1,374,896
Capital One Bank USA NA, Sub. Notes(a)	3.375%		02/15/23	6,600	6,555,417
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	3,995	4,054,869
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	2,000	2,224,984
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.375%		03/01/23	4,650	4,632,209
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.875%		10/25/23	4,480	4,588,685
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		05/15/18	5,655	6,515,244
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,250	3,377,203
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	10,500	13,421,006
Citigroup, Inc., Sub. Notes(a)	5.300%		05/06/44	2,100	2,190,401

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

3.CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Citigroup, Inc., Sub. Notes	6.125%	08/25/36	2,350	$2,691,218
Citigroup, Inc., Sub. Notes	6.675%	09/13/43	2,375	2,956,671
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	14,175	14,259,440
Discover Financial Services, Sr. Unsec’d. Notes	3.850%	11/21/22	2,362	2,404,833
Fifth Third Bank, Sr. Unsec’d. Notes(a)	1.450%	02/28/18	10,420	10,385,010
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	11,590	13,014,793
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	8,130	9,407,906
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	6.000%	06/15/20	9,350	10,898,407
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%	07/08/44	2,675	2,661,946
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	6.750%	10/01/37	4,750	5,714,412
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	03/30/22	2,300	2,446,958
HSBC Holdings PLC (United Kingdom), Sub. Notes	6.500%	05/02/36	8,100	9,949,846
HSBC USA, Inc., Sr. Unsec’d. Notes(a)(h)	2.375%	02/13/15	1,950	1,974,264
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(a)	2.600%	08/02/18	4,625	4,703,417
ING Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.000%	09/25/15	3,465	3,520,748
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%	01/15/16	4,820	4,954,497
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	9,245	9,287,203
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	4.250%	10/15/20	5,900	6,400,515
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	5,790	6,269,632
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	8,500	9,313,782
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	6,400	7,566,854
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%	01/13/20	6,010	6,977,015
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	4.200%	03/28/17	2,850	3,082,614
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	6.375%	01/21/21	3,175	3,833,866
Morgan Stanley, Jr. Sub. Notes	5.450%	12/31/49	2,975	3,029,264
Morgan Stanley, Sr. Unsec’d. Notes	6.375%	07/24/42	1,280	1,624,119
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%	09/23/19	12,600	14,492,633
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN(a)	5.500%	07/28/21	13,150	15,107,075
People’s United Bank, Sub. Notes	4.000%	07/15/24	1,900	1,907,515
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	3,475	3,483,330
PNC Bank NA, Sub. Notes	2.950%	01/30/23	6,825	6,679,744
PNC Bank NA, Sub. Notes	3.800%	07/25/23	765	792,343
PNC Bank NA, Sub. Notes	4.200%	11/01/25	2,545	2,692,121
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.550%	09/18/15	1,165	1,189,027
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	6.125%	01/11/21	5,425	6,381,699
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%	09/24/15	1,845	1,895,066
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%	01/10/19	1,280	1,308,951
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes(a)	3.000%	01/18/23	6,720	6,587,629
US Bancorp, Sub. Notes, MTN	2.950%	07/15/22	2,090	2,058,184

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
Banking (continued)
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.100%	05/08/17		2,375	$2,435,881
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.600%	04/01/21		6,465	7,193,916
Wells Fargo & Co., Sub. Notes	4.125%	08/15/23		5,085	5,282,323
Wells Fargo & Co., Sub. Notes	5.606%	01/15/44		2,700	3,093,271

					350,668,209

Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43		1,975	2,178,579
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16		3,050	3,099,776

					5,278,355

Building Materials & Construction — 0.2%
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.875%	04/30/19		500	573,749
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		1,786	1,779,302
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	5.250%	06/27/29		1,765	1,757,058
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	7.125%	06/26/42		2,925	3,159,000

					7,269,109

Cable — 0.7%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17		4,000	4,655,000
Comcast Corp., Gtd. Notes	6.450%	03/15/37		2,470	3,150,470
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42		3,375	3,544,199
DISH DBS Corp., Gtd. Notes	6.625%	10/01/14		2,500	2,531,250
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(a)	6.625%	07/01/20		3,000	3,195,000
Videotron Ltd. (Canada), Gtd. Notes(a)	5.000%	07/15/22		3,500	3,596,250
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	2,800	5,055,449

					25,727,618

Capital Goods — 0.9%
Actuant Corp., Gtd. Notes	5.625%	06/15/22		2,390	2,509,500
Case New Holland, Inc., Gtd. Notes	7.875%	12/01/17		4,000	4,660,000
ERAC USA Finance LLC, Gtd. Notes, 144A, Private Placement (original cost $2,387,082;purchased 10/26/11)(f)(g)	7.000%	10/15/37		2,050	2,686,218
ERAC USA Finance LLC, Gtd. Notes, Private Placement, 144A (original cost $1,223,994;purchased 05/30/13)(f)(g)	6.700%	06/01/34		1,025	1,282,910
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42		525	518,516
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44		770	802,293
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A, Private Placement (original cost $699,727; purchased 07/10/12)(f)(g)	2.500%	07/11/14		700	700,311
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A, Private Placement (original cost $5,102,437; purchased 09/24/12)(f)(g)	2.500%	03/15/16		5,110	5,252,697

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Capital Goods (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A, Private Placement (original cost $2,095,443; purchased 01/14/13)(a)(f)(g)	2.875%	07/17/18	2,100	$2,149,634
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A, Private Placement (original cost $914,112; purchased 05/08/12)(f)(g)	3.125%	05/11/15	915	934,906
SPX Corp., Gtd. Notes(a)	6.875%	09/01/17	2,000	2,250,000
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	3,390	3,550,564
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	1,950	2,120,684

				29,418,233

Chemicals — 0.8%
Ashland, Inc., Sr. Unsec’d. Notes	3.875%	04/15/18	1,010	1,039,038
Celanese US Holdings LLC, Gtd. Notes	6.625%	10/15/18	2,950	3,082,750
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	2,105	2,257,072
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	9,000	8,851,680
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	3,800	4,135,358
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	250	298,939
Monsanto Co., Sr. Unsec’d. Notes	3.375%	07/15/24	520	523,437
Monsanto Co., Sr. Unsec’d. Notes	4.200%	07/15/34	730	736,771
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	870	871,911
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	1,305	1,462,299
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	4,260	4,854,359

				28,113,614

Commercial Services & Supplies — 0.2%
President & Fellows of Harvard College, Sr. Unsec’d. Notes	4.875%	10/15/40	2,010	2,266,152
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	3,500	3,928,750

				6,194,902

Electric — 0.8%
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	07/31/20	3,074	3,335,290
Commonwealth Edison Co., First Mortgage Bonds	6.450%	01/15/38	2,110	2,813,489
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	2,175	2,370,750
Duke Energy Carolinas LLC, First Mortgage Bonds	4.250%	12/15/41	1,350	1,374,258
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	2,360	2,789,145
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	855	866,281
Florida Power & Light Co., First Mortgage(a)	4.125%	02/01/42	1,350	1,355,569
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.500%	12/15/41	3,200	3,276,557
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%	09/01/42	3,015	2,761,312
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%	11/15/41	3,675	3,826,336
San Diego Gas & Electric Co., First Mortgage Bonds	3.950%	11/15/41	1,125	1,101,031
Southern Power Co., Sr. Unsec’d. Notes	5.150%	09/15/41	1,025	1,136,647

				27,006,665

Energy – Integrated — 0.4%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.450%	09/15/42	2,350	2,327,588

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy – Integrated (continued)
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	6.750%		11/15/39	1,980	$2,574,253
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250%		11/05/19	1,050	1,190,438
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	4,175	4,507,994
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	3,450	3,501,094
TNK-BP Finance SA (Russia), Gtd. Notes, MTN, 144A(a)	6.625%		03/20/17	1,200	1,314,000

					15,415,367

Energy – Other — 1.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	2,925	3,730,097
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.940%	(s)	10/10/36	7,000	2,706,914
Cameron International Corp., Sr. Unsec’d. Notes	5.950%		06/01/41	3,935	4,641,352
Concho Resources, Inc., Gtd. Notes	5.500%		04/01/23	2,900	3,117,500
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%		04/15/32	2,045	2,895,828
Halliburton Co., Sr. Unsec’d. Notes	4.500%		11/15/41	940	978,200
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24	3,110	3,994,360
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	2,500	2,707,965
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21	1,975	2,123,413
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	4,140	4,981,753
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(a)	6.650%		03/15/17	1,350	1,536,664
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	7.500%		01/15/20	7,205	8,888,902
Transocean, Inc., Gtd. Notes	2.500%		10/15/17	1,760	1,797,298
Weatherford International Ltd., Gtd. Notes(a)	5.950%		04/15/42	795	901,602
WPX Energy, Inc., Sr. Unsec’d. Notes	5.250%		01/15/17	575	612,375

					45,614,223

Exploration & Production — 0.1%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	4,870	5,076,975

Financial Services — 0.3%
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%		04/29/49	4,350	4,861,125
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	3,550	4,012,856

					8,873,981

Foods — 0.3%
ARAMARK Corp., Gtd. Notes	5.750%		03/15/20	2,400	2,538,000
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%		05/22/23	535	505,575
Constellation Brands, Inc., Gtd. Notes	7.250%		09/01/16	2,000	2,230,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A, Private Placement (original cost $2,763,900; purchased 12/07/11-12/08/11)(a)(f)(g)	7.250%		06/01/21	2,990	3,206,775
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.125%		08/23/18	735	853,090
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%		02/10/22	1,090	1,231,700

					10,565,140

Healthcare & Pharmaceutical — 0.8%
Actavis Funding SCS, Gtd. Notes, 144A	4.850%		06/15/44	1,425	1,438,465

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare & Pharmaceutical (continued)
Amgen, Inc., Sr. Unsec’d. Notes(a)	5.375%		05/15/43	6,615	$7,299,520
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes(a)	6.450%		09/15/37	1,020	1,323,827
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%		08/15/18	3,000	3,146,250
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	695	818,988
HCA, Inc., Gtd. Notes	8.000%		10/01/18	3,750	4,434,375
HCA, Inc., Sr. Sec’d. Notes(a)	5.875%		03/15/22	2,000	2,167,500
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%		08/23/22	345	349,094
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	6.250%		11/01/18	375	416,249
Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes(a)	3.650%		11/10/21	4,180	4,289,545
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	6.750%		08/15/18	1,000	1,077,500
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.875%		12/01/18	2,500	2,615,625

					29,376,938

Healthcare Insurance — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%		11/15/22	5,000	4,830,160
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37	2,250	2,990,502
Cigna Corp., Sr. Unsec’d. Notes	5.375%		02/15/42	4,740	5,406,989
Coventry Health Care, Inc., Sr. Unsec’d. Notes	6.300%		08/15/14	1,500	1,510,724
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	2,500	2,342,022
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		11/15/41	3,360	3,505,559
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%		02/15/41	363	450,063
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	800	814,508
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	4,590	4,666,759

					26,517,286

Insurance — 1.9%
Allied World Assurance Co. Ltd., Gtd. Notes	5.500%		11/15/20	4,500	5,083,744
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	460	477,888
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	7,835	9,458,772
American International Group, Inc., Sr. Unsec’d. Notes(a)	8.250%		08/15/18	7,879	9,788,941
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.450%		05/18/17	1,780	1,985,807
Axis Specialty Finance LLC, Gtd. Notes(a)	5.875%		06/01/20	1,700	1,952,115
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)(h)	4.500%		02/11/43	4,160	4,289,264
Chubb Corp. (The), Sr. Unsec’d. Notes(h)	6.000%		05/11/37	1,910	2,402,163
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,500	1,806,156
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	1,410	1,603,329
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	1,910	2,395,333
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	950	1,163,673
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	4,200	5,276,225
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	740	768,822
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A(a)	5.375%		12/01/41	1,875	2,131,937
MetLife Capital Trust IV, Jr. Sub. Notes, 144A	7.875%		12/15/37	150	186,375
MetLife, Inc., Sr. Unsec’d. Notes	3.048%	(c)	12/15/22	1,155	1,147,475

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
MetLife, Inc., Sr. Unsec’d. Notes	5.700%	06/15/35	3,620	$4,357,506
Northwestern Mutual Life Insurance Co., Sub. Notes, 144A	6.063%	03/30/40	1,130	1,401,610
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%	06/15/39	2,375	3,653,531
Principal Financial Group, Inc., Gtd. Notes	4.625%	09/15/42	235	238,155
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39	2,916	3,888,789

				65,457,610

Leisure — 0.3%
Cedar Fair LP/Canada’s Wonderland Co., Gtd. Notes	9.125%	08/01/18	6,101	6,418,252
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	5.375%	06/01/24	700	708,750
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	4,120	4,346,600

				11,473,602

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	3,300	3,541,758
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	2,170	2,145,885
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	4.250%	03/01/22	1,865	1,916,812

				7,604,455

Machinery–Construction & Mining — 0.1%
Terex Corp., Gtd. Notes(a)	6.500%	04/01/20	1,750	1,899,625

Media & Entertainment — 0.6%
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	2,770	3,098,938
CBS Corp., Gtd. Notes, Private Placement (original cost $725,736; purchased 11/15/11)(f)(g)	5.900%	10/15/40	660	753,727
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%	07/18/20	1,550	1,708,875
News America, Inc., Gtd. Notes	6.150%	03/01/37	1,230	1,478,940
Nielsen Finance LLC/Nielsen Finance Co. (Netherlands), Gtd. Notes	7.750%	10/15/18	2,272	2,402,640
Starz LLC/Starz Finance Corp., Gtd. Notes	5.000%	09/15/19	2,525	2,629,156
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	4,945	5,950,566
Viacom, Inc., Sr. Unsec’d. Notes, Private Placement (original cost $196,544; purchased 07/25/13-11/25/13)(f)(g)	4.500%	02/27/42	225	214,723
Viacom, Inc., Sr. Unsec’d. Notes, Private Placement (original cost $970,160; purchased 08/06/13-02/11/14)(f)(g)	4.875%	06/15/43	1,055	1,061,504
Viacom, Inc., Sr. Unsec’d. Notes, Private Placement (original cost $1,276,686; purchased 08/12/13)(f)(g)	5.850%	09/01/43	1,285	1,476,244

				20,775,313

Metals — 1.0%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	4.250%	08/05/15	4,500	4,618,125
Berau Capital Resources Pte Ltd. (Indonesia), Sr. Sec’d. Notes, RegS	12.500%	07/08/15	2,535	2,614,219

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals (continued)
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	3,420	$3,779,733
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(a)	6.000%	04/01/17	3,225	3,329,812
Peabody Energy Corp., Gtd. Notes(a)	6.000%	11/15/18	725	755,812
Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Russia), Sr. Unsec’d. Notes, 144A	7.750%	04/27/17	950	939,930
Southern Copper Corp., Sr. Unsec’d. Notes(a)	6.750%	04/16/40	1,500	1,630,959
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	2,500	2,910,312
Steel Dynamics, Inc., Gtd. Notes	7.625%	03/15/20	1,800	1,928,250
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, 144A	6.000%	01/31/19	1,150	1,188,870
Xstrata Finance (Canada) Ltd. (Canada), Gtd. Notes, 144A	2.050%	10/23/15	4,690	4,743,128
Xstrata Finance (Canada) Ltd. (Canada), Gtd. Notes, 144A	2.700%	10/25/17	4,985	5,116,918
Xstrata Finance (Canada) Ltd. (Canada), Gtd. Notes, 144A	2.850%	11/10/14	1,745	1,755,001

				35,311,069

Non-Captive Finance — 0.7%
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.000%	05/15/17	4,000	4,262,500
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	4,540	5,507,951
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	6.875%	01/10/39	6,880	9,241,753
SLM Corp., Sr. Unsec’d. Notes, MTN	3.875%	09/10/15	3,975	4,054,500

				23,066,704

Packaging — 0.1%
Ball Corp., Gtd. Notes(a)	4.000%	11/15/23	3,170	3,019,425

Paper — 0.5%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, Private Placement (original cost $4,931,417; purchased 12/20/12)(f)(g)	7.375%	12/01/25	3,620	4,755,399
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	5,100	6,009,764
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	2,410	2,947,230
Rock Tenn Co., Gtd. Notes	4.000%	03/01/23	1,169	1,199,590
Rock Tenn Co., Gtd. Notes(a)	4.450%	03/01/19	1,120	1,213,512

				16,125,495

Pharmaceuticals
Mylan, Inc., Gtd. Notes	1.800%	06/24/16	1,260	1,277,843
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700%	02/01/43	420	426,588

				1,704,431

Pipelines & Other — 0.8%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41	1,200	1,466,566
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	9,053	10,020,186
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	6.450%	11/03/36	3,000	3,422,691
Enterprise Products Operating LLC, Gtd. Notes	5.950%	02/01/41	1,600	1,904,477
Nisource Finance Corp., Gtd. Notes	4.800%	02/15/44	2,460	2,487,058
ONEOK Partners LP, Gtd. Notes	6.125%	02/01/41	750	885,710
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	1,000	1,195,429

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Pipelines & Other (continued)
Sunoco Logistics Partners Operations LP, Gtd. Notes	4.950%		01/15/43	1,825	$1,830,557
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%		04/01/44	1,925	2,120,463
Williams Partners LP, Sr. Unsec’d. Notes	4.000%		11/15/21	2,100	2,195,930

					27,529,067

Railroads — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%		09/01/42	1,510	1,490,713
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes(a)	4.500%		01/15/22	4,400	4,840,154

					6,330,867

Real Estate Investment Trusts (REITs) — 0.1%
Realty Income Corp., Sr. Unsec’d. Notes	5.500%		11/15/15	1,520	1,616,014
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%		03/15/22	405	417,092
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%		05/30/18	510	593,360

					2,626,466

Retailers — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	5.300%		12/05/43	575	650,018
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	6.125%		09/15/39	1,850	2,303,574
CVS Caremark Corp., Sr. Unsec’d. Notes	6.250%		06/01/27	2,490	3,085,932
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)(h)	4.200%		04/01/43	3,295	3,224,915
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%		03/15/45	440	446,689
Ltd Brands, Inc., Gtd. Notes(a)	5.625%		02/15/22	6,150	6,657,375
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%		01/15/22	610	636,736
Target Corp., Sr. Unsec’d. Notes	7.000%		01/15/38	743	1,038,135

					18,043,374

Technology — 0.6%
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes	8.000%		12/15/18	4,906	5,212,625
CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21	1,560	1,591,200
Fidelity National Information Services, Inc., Gtd. Notes(a)	7.875%		07/15/20	3,400	3,600,804
Jabil Circuit, Inc., Sr. Unsec’d. Notes(a)	4.700%		09/15/22	2,000	2,025,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		02/15/21	4,000	4,205,000
Oracle Corp., Sr. Unsec’d. Notes	4.300%		07/08/34	3,405	3,403,638
Seagate Technology HDD Holdings, Gtd. Notes	6.800%		10/01/16	396	443,519

					20,481,786

Telecommunications — 1.9%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%		03/30/40	1,690	1,990,516
AT&T, Inc., Sr. Unsec’d. Notes	4.800%		06/15/44	2,330	2,378,601
AT&T, Inc., Sr. Unsec’d. Notes(h)	5.350%		09/01/40	4,575	4,976,319
AT&T, Inc., Sr. Unsec’d. Notes(a)	5.550%		08/15/41	850	953,064
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	(c)	12/15/30	1,960	3,121,796
Embarq Corp., Sr. Unsec’d. Notes, Private Placement (original cost $3,447,352; purchased 11/15/11)(f)(g)	7.995%		06/01/36	3,490	3,812,825
Qwest Corp., Sr. Unsec’d. Notes	7.500%		10/01/14	2,590	2,633,836
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, MTN, 144A	2.125%		05/01/18	2,075	2,076,639
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	6.000%		12/01/16	1,900	2,068,625

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Telecommunications (continued)
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	7.000%	08/15/20	2,960	$3,274,500
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41	835	842,657
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	6,045	7,404,750
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43	19,755	24,860,502
Verizon Communications, Inc., Sr. Unsec’d. Notes	7.350%	04/01/39	3,260	4,351,911

				64,746,541

Tobacco — 0.6%
Altria Group, Inc., Gtd. Notes(a)	4.000%	01/31/24	5,355	5,502,423
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	611	1,017,828
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39	1,383	2,347,858
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	7,440	7,483,956
Lorillard Tobacco Co., Gtd. Notes(a)	7.000%	08/04/41	1,350	1,652,175
Reynolds American, Inc., Gtd. Notes	6.750%	06/15/17	2,500	2,870,175

				20,874,415

Transportation
CSX Corp., Sr. Unsec’d. Notes	4.100%	03/15/44	1,500	1,413,930

Utilities
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	4.800%	11/01/43	240	255,317

TOTAL CORPORATE BONDS (cost $982,747,325)				1,020,863,770

MUNICIPAL BONDS — 1.8%
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	4.839%	01/01/41	2,500	2,837,950

California — 0.5%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	6,290	8,455,018
Los Angeles California Department, Water & Power Revenue, Series A, Revenue Bonds, BABs	5.716%	07/01/39	1,475	1,824,132
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.574%	07/01/45	750	1,048,770
State of California, Taxable, Var. Purp. 3, GO	5.950%	04/01/16	2,745	2,998,116
State of California, Taxable, Var. Purp., GO, BABs	7.500%	04/01/34	3,170	4,516,045

				18,842,081

Colorado
Colorado Bridge Enterprise, Revenue Bonds, Senior Taxable, Series A, BABs	6.078%	12/01/40	1,000	1,264,220

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Illinois — 0.2%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	2,970	$3,796,046
State of Illinois, GO	4.421%	01/01/15	1,480	1,509,097

				5,305,143

Maryland — 0.1%
Maryland State Transportation Authority, Facilities Project, Revenue Bonds, BABs	5.888%	07/01/43	2,200	2,753,476

Missouri
Curators University of Missouri, Taxable System Facilities Revenue Bonds, BABs	5.792%	11/01/41	400	509,063

New Jersey — 0.2%
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	1,750	2,448,250
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,075	1,549,129
Rutgers NJ State University, Revenue Bonds, BABs	5.665%	05/01/40	1,920	2,328,787

				6,326,166

New York — 0.5%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	5.882%	06/15/44	4,375	5,569,506
New York City Transitional Finance Authority, Revenue Bonds, Future Tax Secured Bonds	5.000%	11/01/42	6,080	6,734,330
New York City Transitional Finance Authority, Revenue Bonds, Future Tax Secured Bonds, BABs	5.767%	08/01/36	1,320	1,612,261
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	1,940	1,977,384

				15,893,481

Ohio — 0.1%
Ohio State University, General Receipts Bonds, Series A, Revenue Bonds	4.800%	06/01/2111	4,165	4,303,111

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	500	618,020
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	1,280	1,503,718

				2,121,738

Texas
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,270	1,331,989

TOTAL MUNICIPAL BONDS (cost $60,023,274)				61,488,418

NON-CORPORATE FOREIGN AGENCIES — 2.8%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23	1,965	1,855,386
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A(a)	4.875%	01/15/24	2,365	2,524,638
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45	1,545	1,597,963

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

NON-CORPORATE FOREIGN AGENCIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%		11/04/16		3,820	$4,011,000
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%		06/29/20		569	643,605
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%		03/07/22		3,000	3,250,500
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	8.625%		04/28/34		2,170	2,679,950
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%		04/23/19		5,968	7,243,660
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	5.750%		04/30/43		2,350	2,256,000
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%		07/02/18		5,580	6,723,063
Kommunalbanken A/S (Norway), Sr. Unsec’d. Notes, 144A	1.125%		05/23/18		9,504	9,396,833
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%		08/22/17		2,025	2,135,794
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875%		05/04/17		595	632,540
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS(a)	4.250%		11/02/20		3,000	3,249,777
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%		09/19/22		4,830	4,752,329
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	4.750%		07/13/21		2,600	2,873,491
Majapahit Holding BV (Indonesia), Gtd. Notes, 144A	7.750%		10/17/16		1,600	1,800,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%		10/17/16		6,970	7,841,250
Petrobras International Finance Co. (Brazil), Gtd. Notes	5.375%		01/27/21		2,400	2,501,352
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%		01/30/23		1,920	1,874,880
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%		01/24/22		2,485	2,688,273
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21		8,000	8,980,000
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		06/27/44		3,200	3,331,200
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%		12/02/24		3,300	4,240,500
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.125%		08/01/17		1,000	1,041,108
State Bank of India (India), Sr. Unsec’d. Notes, MTN, RegS	4.500%		11/30/15	EUR	1,800	2,555,031
Statoil ASA (Norway), Gtd. Notes	4.250%		11/23/41		1,475	1,486,946
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.875%		05/29/18		1,335	1,438,596

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $97,843,440)						95,605,665

SOVEREIGNS — 6.4%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	0.380%	(c)	09/23/14		1,000	989,227
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.750%		03/05/15		4,045	4,112,228
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%		09/15/14		4,800	4,824,874
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	5.625%		01/07/41		2,500	2,687,500
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	7.125%		01/20/37		2,250	2,846,250

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SOVEREIGNS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%		06/26/17	EUR	5,800	$10,150,596
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	5.625%		02/26/44		2,000	2,240,000
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	7.375%		09/18/37		2,915	3,964,400
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, MTN	3.800%		08/08/17	JPY	1,150,000	10,954,169
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	4.750%		04/17/19	EUR	1,900	2,658,179
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		4,220	4,399,350
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		2,128	2,425,920
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(a)	3.750%		04/25/22		4,950	4,807,688
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21		2,400	2,520,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.875%		01/17/18		2,000	2,287,500
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	6.500%		11/01/27	EUR	7,450	13,824,254
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	255,000	2,648,280
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	4.500%		06/08/15	JPY	120,000	1,223,226
Kingdom of Belgium (Belgium), Notes, 144A	8.875%		12/01/24		2,000	2,867,235
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, MTN, RegS	0.875%		09/14/15		3,750	3,774,600
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	2.750%		04/22/23	EUR	17,164	24,007,978
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.250%		07/14/17	EUR	6,200	9,347,967
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		2,200	2,244,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.750%		02/06/24	GBP	1,000	2,087,897
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	11.000%		05/08/17	ITL	750,000	680,223
Panama Government International (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20		2,600	2,901,600
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.640%	(s)	05/31/18		2,625	2,469,757
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS	7.500%		10/14/14	EUR	8,330	11,620,823
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	1,900	2,816,048
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	3.500%		03/25/15		5,300	5,379,500
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.750%		06/14/19	EUR	9,635	14,628,365
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A(a)	5.750%		01/20/42		2,500	2,856,250
Republic of Bulgaria (Bulgaria), Sr. Unsec’d. Notes, RegS	8.250%		01/15/15		7,894	8,190,025
Republic of Greece (Greece), Sr. Unsec’d. Notes	5.800%		07/14/15	JPY	117,900	1,182,829
Republic of Greece (Greece), Sr. Unsec’d. Notes, Series 9BR	5.800%		07/14/15	JPY	195,600	1,962,352
Republic of Korea (South Korea), Sr. Unsec’d. Notes	7.125%		04/16/19		4,600	5,669,776

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SOVEREIGNS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24		3,340	$3,552,925
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	5.000%	03/18/15	EUR	600	846,762
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	7.500%	03/31/30		1,713	1,983,315
Russian Foreign Bond – Eurobond (Russia), Sr. Unsec’d. Notes, 144A	7.500%	03/31/30		4,059	4,700,456
Slovenia Government International Bond (Slovenia), Bonds, 144A(a)	4.125%	02/18/19		1,200	1,264,140
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	4.750%	05/10/18		2,100	2,262,750
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, MTN	4.500%	04/05/16	EUR	2,000	2,895,249
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%	03/06/18		10,000	10,686,400
Turkey Government International Bond (Turkey), Bonds	5.750%	03/22/24		2,235	2,441,738
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%	04/03/18		2,000	2,258,000
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20		4,300	5,008,210
Uruguay Government International (Uruguay), Sr. Unsec’d. Notes	6.875%	01/19/16	EUR	300	444,475

TOTAL SOVEREIGNS (cost $215,192,687)					222,595,286

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.5%
Federal Home Loan Mortgage Corp.(a)	0.875%	03/07/18		4,465	4,401,253
Federal Home Loan Mortgage Corp.(a)(k)	1.000%	07/28/17		8,665	8,670,320
Federal Home Loan Mortgage Corp.(a)	1.750%	05/30/19		20,550	20,627,145
Federal Home Loan Mortgage Corp.	2.375%	01/13/22		15,400	15,369,693
Federal Home Loan Mortgage Corp.	3.000%	05/01/29		6,099	6,329,093
Federal Home Loan Mortgage Corp.	3.500%	09/01/42		1,786	1,838,340
Federal Home Loan Mortgage Corp.	4.000%	09/01/40-01/01/44		35,090	37,224,041
Federal Home Loan Mortgage Corp.	4.000%	TBA		7,000	7,415,625
Federal Home Loan Mortgage Corp.	4.500%	12/01/40-07/01/41		11,854	12,851,510
Federal National Mortgage Assoc.	0.875%	02/08/18		9,275	9,148,192
Federal National Mortgage Assoc.(k)	1.250%	01/30/17		3,430	3,472,906
Federal National Mortgage Assoc.	1.750%	06/20/19		16,190	16,227,334
Federal National Mortgage Assoc.	2.500%	04/01/28-09/01/28		4,733	4,814,157
Federal National Mortgage Assoc.	3.000%	05/01/27-11/01/43		19,763	19,627,582
Federal National Mortgage Assoc.	3.000%	TBA		20,500	20,867,503
Federal National Mortgage Assoc.	3.500%	04/01/26-09/01/42		56,922	58,811,309
Federal National Mortgage Assoc.	3.500%	TBA		148,000	152,556,876
Federal National Mortgage Assoc.	4.000%	09/01/40-12/01/43		7,780	8,268,285
Federal National Mortgage Assoc.	4.000%	TBA		6,500	6,877,559
Federal National Mortgage Assoc.	4.500%	05/01/39-12/01/40		15,212	16,628,298
Federal National Mortgage Assoc.	4.500%	TBA		74,000	80,139,706
Federal National Mortgage Assoc.	5.500%	TBA		15,000	16,793,472
Government National Mortgage Assoc.	3.500%	09/15/41-01/15/44		12,484	13,012,411
Government National Mortgage Assoc.	4.000%	01/20/40-02/20/41		8,546	9,169,593
Government National Mortgage Assoc.	4.000%	TBA		56,500	60,361,403
Government National Mortgage Assoc.	4.500%	05/20/40-02/20/41		24,937	27,321,601
Government National Mortgage Assoc.	4.500%	TBA		2,000	2,176,035

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $637,508,337)					641,001,242

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS — 9.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Bonds	3.375%		05/15/44	5,765	$5,803,735
U.S. Treasury Bonds	3.625%		02/15/44	57,100	60,258,315
U.S. Treasury Notes	0.875%		06/15/17	440	440,172
U.S. Treasury Notes	1.250%		11/30/18	510	505,378
U.S. Treasury Notes	1.375%		06/30/18	11,705	11,731,524
U.S. Treasury Notes	1.500%		12/31/18	1,500	1,500,820
U.S. Treasury Notes(a)	1.500%		05/31/19	86,825	86,390,875
U.S. Treasury Notes	2.125%		06/30/21	20,665	20,661,776
U.S. Treasury Notes	2.500%		05/15/24	35,914	35,863,505
U.S. Treasury Notes	3.500%		02/15/18	14,990	16,237,213
U.S. Treasury Notes(h)	4.250%		11/15/17	15,725	17,395,781
U.S. Treasury Strips Coupon	1.979%	(s)	05/15/22	7,060	5,844,536
U.S. Treasury Strips Coupon	2.260%	(s)	08/15/21	34,945	29,769,750
U.S. Treasury Strips Coupon	3.200%	(s)	05/15/26	22,700	16,044,928
U.S. Treasury Strips Principal(a)	6.183%	(s)	05/15/44	2,710	951,687
U.S. Treasury Strips Principal	6.810%	(s)	02/15/44	5,845	2,071,439

TOTAL U.S. TREASURY OBLIGATIONS (cost $309,840,622)					311,471,434

TOTAL LONG-TERM INVESTMENTS (cost $3,304,721,372)					3,363,804,920

				Shares
SHORT-TERM INVESTMENTS — 21.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $749,507,357; includes $250,182,378 of cash collateral for securities on loan)(b)(w)(Note 4)				749,507,357	749,507,357

			Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Option
Interest Rate Swap Option,
Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $1,282,938)			Citigroup Global Markets	101,080	1,272,252

TOTAL SHORT-TERM INVESTMENTS (cost $750,790,295)					750,779,609

TOTAL INVESTMENTS — 118.8% (cost $4,055,511,667)					4,114,584,529
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (18.8)%					(651,156,058)

NET ASSETS — 100.0%					$3,463,428,471

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Rate
bps	Basis Points
BUBOR	Budapest Interbank Offered Rate
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLICP	Chilean Indice Camara Promedio
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
COLIBOR	Columbia Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only
ITL	Italian Lira
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MOSPRIME	Moscow Prime Offered Rate
MTN	Medium Term Note
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Renminbi
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $244,857,260; cash collateral of $250,182,378 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(f)	Indicates a restricted security; the aggregate cost of such securities is $29,139,091. The aggregate value of $30,854,960 is approximately 0.9% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(p)	Interest rate not available as of June 30, 2014.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation(1)
Long Position:
7,123	5 Year U.S. Treasury Notes	Sep. 2014	$851,324,458	$850,920,258	$(404,200)

Short Positions:
882	2 Year U.S. Treasury Notes	Sep. 2014	193,349,685	193,681,687	(332,002)
386	10 Year U.S. Treasury Notes	Sep. 2014	48,279,483	48,316,344	(36,861)
86	Euro-Bond	Sep. 2014	17,158,006	17,311,872	(153,866)
68	U.S. Long Bond	Sep. 2014	9,294,403	9,328,750	(34,347)
565	U.S. Ultra Treasury Bond	Sep. 2014	84,155,966	84,714,688	(558,722)

					(1,115,798)

					$(1,519,998)

(1)	U.S. Government Agency obligations with a combined market value of $6,204,458 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/15/14	Barclays Capital Group	AUD	4,641	$4,336,630	$4,371,318	$34,688
Expiring 07/15/14	Citigroup Global Markets	AUD	2,874	2,702,500	2,706,939	4,439
Expiring 07/15/14	Deutsche Bank AG	AUD	3,525	3,293,200	3,319,716	26,516
Expiring 07/15/14	Deutsche Bank AG	AUD	2,529	2,350,295	2,382,195	31,900
Expiring 07/15/14	Goldman Sachs & Co.	AUD	3,507	3,265,800	3,302,803	37,003
Expiring 07/15/14	Goldman Sachs & Co.	AUD	1,786	1,659,800	1,682,509	22,709
Expiring 07/15/14	JPMorgan Chase	AUD	2,476	2,325,400	2,332,184	6,784
Expiring 07/15/14	JPMorgan Chase	AUD	2,471	2,308,800	2,327,235	18,435
Expiring 07/15/14	UBS AG	AUD	3,593	3,329,700	3,384,121	54,421
Brazilian Real,
Expiring 07/01/14	Barclays Capital Group	BRL	5,217	2,302,000	2,361,386	59,386
Expiring 07/01/14	Citigroup Global Markets	BRL	13,707	6,237,593	6,203,716	(33,877)
Expiring 07/01/14	Citigroup Global Markets	BRL	7,426	3,274,100	3,360,787	86,687
Expiring 07/01/14	Citigroup Global Markets	BRL	3,745	1,663,500	1,694,895	31,395
Expiring 07/01/14	Citigroup Global Markets	BRL	2,631	1,165,788	1,190,586	24,798
Expiring 07/01/14	Toronto Dominion	BRL	5,312	2,417,066	2,403,939	(13,127)
Expiring 10/01/14	Toronto Dominion	BRL	5,312	2,331,140	2,340,330	9,190
British Pound,
Expiring 07/28/14	BNP Paribas	GBP	158	265,404	270,572	5,168
Expiring 07/28/14	Citigroup Global Markets	GBP	1,980	3,319,500	3,387,181	67,681
Expiring 07/28/14	Goldman Sachs & Co.	GBP	2,172	3,654,100	3,716,369	62,269
Expiring 07/28/14	Goldman Sachs & Co.	GBP	1,964	3,313,900	3,360,384	46,484

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar,
Expiring 07/15/14	Goldman Sachs & Co.	CAD	4,686	$4,350,300	$4,390,116	$39,816
Expiring 07/15/14	JPMorgan Chase	CAD	2,530	2,325,900	2,369,800	43,900
Expiring 07/15/14	JPMorgan Chase	CAD	2,515	2,304,700	2,355,730	51,030
Expiring 07/15/14	JPMorgan Chase	CAD	1,807	1,664,000	1,693,217	29,217
Expiring 07/15/14	JPMorgan Chase	CAD	1,803	1,655,100	1,688,674	33,574
Expiring 07/15/14	Toronto Dominion	CAD	7,022	6,343,462	6,578,365	234,903
Expiring 07/15/14	UBS AG	CAD	2,513	2,306,800	2,353,836	47,036
Expiring 10/16/14	JPMorgan Chase	CAD	1,849	1,728,500	1,728,435	(65)
Chilean Peso,
Expiring 08/27/14	Citigroup Global Markets	CLP	941,333	1,703,000	1,691,519	(11,481)
Expiring 08/27/14	Citigroup Global Markets	CLP	939,309	1,689,100	1,687,880	(1,220)
Chinese Renminbi,
Expiring 07/14/14	Citigroup Global Markets	CNH	20,532	3,292,400	3,304,117	11,717
Expiring 07/14/14	Deutsche Bank AG	CNH	40,173	6,454,807	6,464,795	9,988
Expiring 07/14/14	Hong Kong & Shanghai Bank	CNH	19,399	3,117,270	3,121,742	4,472
Expiring 07/14/14	JPMorgan Chase	CNH	20,419	3,280,839	3,285,969	5,130
Expiring 07/14/14	UBS AG	CNH	19,465	3,127,505	3,132,393	4,888
Expiring 10/10/14	Citigroup Global Markets	CNH	10,791	1,728,500	1,727,366	(1,134)
Colombian Peso,
Expiring 07/01/14	Barclays Capital Group	COP	3,170,738	1,681,188	1,688,808	7,620
Expiring 07/01/14	Citigroup Global Markets	COP	3,189,991	1,691,396	1,699,063	7,667
Expiring 07/01/14	JPMorgan Chase	COP	6,360,728	3,374,392	3,387,871	13,479
Expiring 07/08/14	Citigroup Global Markets	COP	6,382,910	3,248,300	3,398,574	150,274
Euro,
Expiring 07/28/14	Citigroup Global Markets	EUR	15,601	21,562,189	21,364,634	(197,555)
Expiring 07/28/14	Citigroup Global Markets	EUR	3,170	4,359,749	4,340,673	(19,076)
Expiring 07/28/14	Citigroup Global Markets	EUR	956	1,325,248	1,309,356	(15,892)
Expiring 07/28/14	Deutsche Bank AG	EUR	4,413	6,001,031	6,044,035	43,004
Expiring 07/28/14	Deutsche Bank AG	EUR	1,172	1,620,775	1,605,278	(15,497)
Expiring 07/28/14	Hong Kong & Shanghai Bank	EUR	10,401	14,190,503	14,244,151	53,648
Expiring 07/28/14	UBS AG	EUR	1,369	1,894,034	1,874,743	(19,291)
Hungarian Forint,
Expiring 07/24/14	JPMorgan Chase	HUF	2,001,720	8,961,055	8,841,071	(119,984)
Expiring 07/28/14	Citigroup Global Markets	HUF	363,901	1,639,200	1,606,979	(32,221)
Indian Rupee,
Expiring 11/03/14	UBS AG	INR	204,056	3,300,000	3,290,078	(9,922)
Expiring 11/03/14	UBS AG	INR	100,362	1,655,600	1,618,189	(37,411)
Indonesian Rupiah,
Expiring 07/17/14	UBS AG	IDR	18,857,284	1,655,600	1,585,483	(70,117)
Malaysian Ringgit,
Expiring 07/10/14	UBS AG	MYR	10,622	3,248,300	3,305,347	57,047
Expiring 07/10/14	UBS AG	MYR	10,590	3,268,500	3,295,389	26,889
Mexican Peso,
Expiring 07/22/14	BNP Paribas	MXN	43,103	3,288,400	3,316,805	28,405
Expiring 07/22/14	Deutsche Bank AG	MXN	26,174	2,007,800	2,014,089	6,289
Expiring 07/22/14	Deutsche Bank AG	MXN	21,774	1,673,200	1,675,503	2,303
Expiring 07/22/14	JPMorgan Chase	MXN	191,468	14,507,912	14,733,436	225,524
New Zealand Dollar,
Expiring 07/15/14	Barclays Capital Group	NZD	2,647	2,304,700	2,314,424	9,724
Expiring 07/15/14	Citigroup Global Markets	NZD	1,959	1,662,700	1,712,818	50,118
Expiring 07/15/14	Goldman Sachs & Co.	NZD	4,220	3,654,100	3,689,167	35,067
Expiring 07/15/14	Goldman Sachs & Co.	NZD	2,756	2,330,800	2,409,400	78,600
Expiring 07/15/14	Goldman Sachs & Co.	NZD	1,923	1,664,000	1,681,367	17,367
Expiring 07/15/14	JPMorgan Chase	NZD	1,907	1,660,900	1,667,161	6,261
Expiring 10/23/14	Goldman Sachs & Co.	NZD	4,230	3,409,900	3,662,130	252,230
Norwegian Krone,
Expiring 07/24/14	BNP Paribas	NOK	19,414	3,293,200	3,162,061	(131,139)
Expiring 07/24/14	Deutsche Bank AG	NOK	52,287	8,710,889	8,516,094	(194,795)
Expiring 07/24/14	UBS AG	NOK	9,938	1,662,700	1,618,574	(44,126)

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Peruvian Nuevo Sol,
Expiring 07/11/14	JPMorgan Chase	PEN	18,265	$6,500,806	$6,518,302	$17,496
Philippine Peso,
Expiring 09/17/14	UBS AG	PHP	116,437	2,597,300	2,663,460	66,160
Expiring 09/17/14	UBS AG	PHP	101,989	2,269,200	2,332,972	63,772
Expiring 02/12/15	UBS AG	PHP	144,342	3,300,000	3,292,614	(7,386)
Polish Zloty,
Expiring 07/24/14	Deutsche Bank AG	PLN	10,505	3,446,600	3,453,264	6,664
Expiring 07/24/14	Deutsche Bank AG	PLN	5,077	1,655,100	1,669,056	13,956
Expiring 07/24/14	JPMorgan Chase	PLN	18,248	5,981,122	5,998,594	17,472
Expiring 07/24/14	JPMorgan Chase	PLN	10,178	3,319,000	3,345,562	26,562
Expiring 07/24/14	JPMorgan Chase	PLN	1,198	393,804	393,706	(98)
Romanian Leu,
Expiring 07/24/14	Citigroup Global Markets	RON	10,720	3,329,700	3,343,630	13,930
Russian Ruble,
Expiring 07/17/14	Barclays Capital Group	RUB	17,068	467,097	500,316	33,219
Expiring 07/17/14	Citigroup Global Markets	RUB	57,924	1,655,100	1,697,972	42,872
Expiring 07/17/14	Citigroup Global Markets	RUB	57,816	1,657,000	1,694,797	37,797
Expiring 07/17/14	Citigroup Global Markets	RUB	57,242	1,655,100	1,677,959	22,859
Expiring 07/17/14	UBS AG	RUB	57,995	1,689,100	1,700,050	10,950
Expiring 10/17/14	Citigroup Global Markets	RUB	59,657	1,725,800	1,711,169	(14,631)
Expiring 10/17/14	Citigroup Global Markets	RUB	58,409	1,689,100	1,675,361	(13,739)
Singapore Dollar,
Expiring 07/17/14	BNP Paribas	SGD	4,146	3,321,900	3,325,238	3,338
Expiring 07/17/14	Deutsche Bank AG	SGD	20,487	16,350,514	16,430,503	79,989
South African Rand,
Expiring 07/25/14	Citigroup Global Markets	ZAR	18,311	1,723,300	1,713,942	(9,358)
Expiring 07/25/14	Citigroup Global Markets	ZAR	594	55,739	55,553	(186)
Expiring 07/25/14	Deutsche Bank AG	ZAR	17,886	1,689,100	1,674,124	(14,976)
Expiring 07/25/14	JPMorgan Chase	ZAR	62,233	5,782,651	5,825,119	42,468
Expiring 07/25/14	JPMorgan Chase	ZAR	24,806	2,326,500	2,321,925	(4,575)
Expiring 07/25/14	JPMorgan Chase	ZAR	17,921	1,689,100	1,677,474	(11,626)
South Korean Won,
Expiring 07/10/14	BNP Paribas	KRW	3,412,732	3,208,903	3,371,544	162,641
Swedish Krona,
Expiring 07/24/14	Deutsche Bank AG	SEK	15,448	2,329,600	2,311,341	(18,259)
Expiring 07/24/14	Goldman Sachs & Co.	SEK	21,547	3,273,200	3,223,792	(49,408)
Expiring 07/24/14	UBS AG	SEK	21,430	3,277,200	3,206,387	(70,813)
Turkish Lira,
Expiring 07/25/14	Citigroup Global Markets	TRY	6,999	3,311,800	3,285,950	(25,850)
Expiring 07/25/14	Deutsche Bank AG	TRY	3,501	1,663,500	1,643,603	(19,897)
Expiring 07/25/14	Goldman Sachs & Co.	TRY	5,172	2,412,600	2,428,111	15,511
Expiring 07/25/14	JPMorgan Chase	TRY	7,036	3,329,700	3,303,244	(26,456)

				$338,172,896	$339,812,504	$1,639,608

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/15/14	Citigroup Global Markets	AUD	2,484	$2,325,900	$2,339,322	$(13,422)
Expiring 07/15/14	Goldman Sachs & Co.	AUD	10,608	9,797,400	9,990,586	(193,186)
Expiring 07/15/14	Goldman Sachs & Co.	AUD	3,249	2,982,500	3,059,662	(77,162)
Expiring 07/15/14	Goldman Sachs & Co.	AUD	2,500	2,330,600	2,354,453	(23,853)
Expiring 07/15/14	UBS AG	AUD	2,872	2,648,200	2,705,110	(56,910)
Brazilian Real,
Expiring 07/01/14	Barclays Capital Group	BRL	5,217	2,374,281	2,361,386	12,895
Expiring 07/01/14	Citigroup Global Markets	BRL	13,707	5,994,800	6,203,715	(208,915)
Expiring 07/01/14	Citigroup Global Markets	BRL	7,426	3,379,139	3,360,787	18,352

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real (continued)
Expiring 07/01/14	Citigroup Global Markets	BRL	3,745	$1,704,151	$1,694,895	$9,256
Expiring 07/01/14	Citigroup Global Markets	BRL	2,631	1,197,088	1,190,586	6,502
Expiring 07/01/14	Toronto Dominion	BRL	5,312	2,392,569	2,403,939	(11,370)
British Pound,
Expiring 07/28/14	Barclays Capital Group	GBP	1,987	3,319,000	3,400,216	(81,216)
Expiring 07/28/14	Citigroup Global Markets	GBP	5,779	9,700,191	9,888,019	(187,828)
Expiring 07/28/14	JPMorgan Chase	GBP	1,993	3,329,700	3,409,698	(79,998)
Canadian Dollar,
Expiring 07/15/14	Citigroup Global Markets	CAD	1,818	1,659,800	1,703,144	(43,344)
Expiring 07/15/14	Goldman Sachs & Co.	CAD	3,257	2,996,700	3,051,021	(54,321)
Expiring 07/15/14	Goldman Sachs & Co.	CAD	3,250	2,939,200	3,044,187	(104,987)
Expiring 07/15/14	JPMorgan Chase	CAD	3,609	3,265,800	3,380,914	(115,114)
Expiring 07/15/14	UBS AG	CAD	1,817	1,665,200	1,702,259	(37,059)
Chinese Renminbi,
Expiring 07/14/14	Barclays Capital Group	CNH	18,440	2,940,129	2,967,531	(27,402)
Expiring 07/14/14	Barclays Capital Group	CNH	10,279	1,638,200	1,654,170	(15,970)
Expiring 07/14/14	Citigroup Global Markets	CNH	20,555	3,274,100	3,307,802	(33,702)
Expiring 07/14/14	Citigroup Global Markets	CNH	18,954	3,046,100	3,050,127	(4,027)
Expiring 07/14/14	Citigroup Global Markets	CNH	10,425	1,659,500	1,677,594	(18,094)
Expiring 07/14/14	UBS AG	CNH	20,334	3,259,772	3,272,213	(12,441)
Colombian Peso,
Expiring 07/01/14	Barclays Capital Group	COP	3,170,738	1,645,000	1,688,807	(43,807)
Expiring 07/01/14	Citigroup Global Markets	COP	3,189,990	1,649,000	1,699,063	(50,063)
Expiring 07/08/14	JPMorgan Chase	COP	12,721,456	6,743,220	6,774,634	(31,414)
Euro,
Expiring 07/28/14	Citigroup Global Markets	EUR	960	1,320,000	1,315,141	4,859
Expiring 07/28/14	Citigroup Global Markets	EUR	275	379,240	375,916	3,324
Hungarian Forint,
Expiring 07/24/14	Credit Suisse First Boston Corp.	HUF	826,828	3,654,100	3,651,882	2,218
Expiring 07/24/14	Deutsche Bank AG	HUF	1,106,095	4,911,200	4,885,330	25,870
Expiring 07/24/14	Deutsche Bank AG	HUF	744,406	3,319,000	3,287,844	31,156
Indonesian Rupiah,
Expiring 07/17/14	Barclays Capital Group	IDR	19,330,400	1,655,000	1,625,261	29,739
Israeli Shekel,
Expiring 07/10/14	JPMorgan Chase	ILS	2,300	662,100	670,251	(8,151)
Japanese Yen,
Expiring 07/28/14	Citigroup Global Markets	JPY	63,441	621,341	626,379	(5,038)
Expiring 07/28/14	Goldman Sachs & Co.	JPY	129,313	1,262,711	1,276,764	(14,053)
Malaysian Ringgit,
Expiring 07/10/14	UBS AG	MYR	10,789	3,330,400	3,357,280	(26,880)
Mexican Peso,
Expiring 07/22/14	BNP Paribas	MXN	52,193	3,990,500	4,016,249	(25,749)
Expiring 07/22/14	Deutsche Bank AG	MXN	64,722	4,995,600	4,980,325	15,275
Expiring 07/22/14	Deutsche Bank AG	MXN	21,855	1,664,700	1,681,733	(17,033)
Expiring 07/25/14	Deutsche Bank AG	MXN	43,284	3,274,100	3,329,918	(55,818)
New Zealand Dollar,
Expiring 07/15/14	Deutsche Bank AG	NZD	2,773	2,330,300	2,424,331	(94,031)
Expiring 07/15/14	Deutsche Bank AG	NZD	1,944	1,655,100	1,699,213	(44,113)
Expiring 07/15/14	Goldman Sachs & Co.	NZD	3,830	3,265,800	3,348,375	(82,575)
Expiring 07/15/14	Goldman Sachs & Co.	NZD	1,178	995,700	1,029,509	(33,809)
Norwegian Krone,
Expiring 07/24/14	Cantor, Fitzgerald & Co.	NOK	29,378	4,886,614	4,784,904	101,710
Expiring 07/24/14	Goldman Sachs & Co.	NOK	32,629	5,315,000	5,314,366	634
Expiring 07/24/14	UBS AG	NOK	10,595	1,723,300	1,725,705	(2,405)
Philippine Peso,
Expiring 08/20/14	UBS AG	PHP	72,718	1,656,441	1,664,224	(7,783)
Polish Zloty,
Expiring 07/24/14	BNP Paribas	PLN	12,073	3,960,000	3,968,661	(8,661)

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Polish Zloty (continued)
Expiring 07/24/14	BNP Paribas	PLN	10,059	$3,288,400	$3,306,551	$(18,151)
Expiring 07/24/14	Deutsche Bank AG	PLN	6,109	1,996,800	2,008,059	(11,259)
Russian Ruble,
Expiring 07/17/14	Citigroup Global Markets	RUB	117,818	3,329,000	3,453,679	(124,679)
Expiring 07/17/14	UBS AG	RUB	35,347	996,100	1,036,137	(40,037)
Singapore Dollar,
Expiring 07/17/14	Citigroup Global Markets	SGD	6,178	4,909,900	4,954,333	(44,433)
Expiring 07/17/14	Goldman Sachs & Co.	SGD	5,834	4,641,600	4,678,900	(37,300)
Expiring 07/17/14	JPMorgan Chase	SGD	4,179	3,329,700	3,351,250	(21,550)
South African Rand,
Expiring 07/25/14	Barclays Capital Group	ZAR	34,474	3,298,300	3,226,876	71,424
Expiring 07/25/14	Barclays Capital Group	ZAR	17,950	1,662,700	1,680,164	(17,464)
Expiring 07/25/14	Deutsche Bank AG	ZAR	17,552	1,632,900	1,642,931	(10,031)
Expiring 07/25/14	Deutsche Bank AG	ZAR	17,503	1,646,200	1,638,310	7,890
Expiring 07/25/14	Deutsche Bank AG	ZAR	3,592	332,300	336,217	(3,917)
Swedish Krona,
Expiring 07/24/14	BNP Paribas	SEK	21,601	3,292,400	3,231,991	60,409
Expiring 07/24/14	Citigroup Global Markets	SEK	21,674	3,300,000	3,242,811	57,189
Expiring 07/24/14	Deutsche Bank AG	SEK	16,246	2,412,600	2,430,734	(18,134)
Turkish Lira,
Expiring 07/25/14	Barclays Capital Group	TRY	95,491	43,845,517	44,830,560	(985,043)
Expiring 07/25/14	Deutsche Bank AG	TRY	5,035	2,329,600	2,363,797	(34,197)
Expiring 07/25/14	Deutsche Bank AG	TRY	4,275	1,992,200	2,007,129	(14,929)
Expiring 07/25/14	Deutsche Bank AG	TRY	2,846	1,324,100	1,336,117	(12,017)

				$242,245,804	$245,131,947	$(2,886,143)

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
	9,504	05/17/18	0.989%	3 month LIBOR(2)	$116,504	$—	$116,504	Credit Suisse First Boston Corp.
	18,565	11/15/19	1.334%	3 month LIBOR(2)	422,046	—	422,046	Citigroup Global Markets
	4,250	12/13/27	2.200%	3 month LIBOR(1)	(350,178)	—	(350,178)	Barclays Capital Group
AUD	2,090	12/19/32	4.423%	6 month Australian Bank Bill(1)	27,901	—	27,901	Barclays Capital Group
AUD	590	12/20/32	4.420%	6 month Australian Bank Bill(1)	7,617	—	7,617	Citigroup Global Markets
BRL	57,501	01/01/17	0.000%	1 day Brazil Interbank Rate(1)	(393,754)	—	(393,754)	Hong Kong & Shanghai Bank
BRL	12,519	01/01/17	0.000%	1 day Brazil Interbank Rate(1)	(289,977)	—	(289,977)	Barclays Capital Group
BRL	9,386	01/01/17	0.000%	1 day Brazil Interbank Rate(1)	(376,453)	—	(376,453)	Citigroup Global Markets
BRL	13,485	01/01/21	0.000%	1 day Brazil Interbank Rate(1)	317,329	—	317,329	Deutsche Bank AG
CLP	580,000	02/27/24	5.240%	6 month CLICP(1)	48,982	—	48,982	Barclays Capital Group
COP	3,175,000	11/19/18	5.380%	1 day COLIBOR(1)	283	—	283	Deutsche Bank AG
COP	3,175,000	11/20/18	5.290%	1 day COLIBOR(1)	(6,032)	—	(6,032)	Deutsche Bank AG
EUR	3,330	12/13/27	2.065%	6 month EURIBOR(2)	(207,127)	—	(207,127)	Barclays Capital Group

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (continued)
ILS	66,900	11/20/18	2.163%	3 month TELBOR(1)	$751,670	$—	$751,670	Barclays Capital Group
MXN	119,600	06/20/18	6.020%	28 day Mexican Interbank Rate(1)	516,334	—	516,334	Credit Suisse First Boston Corp.
MXN	120,800	11/09/18	5.410%	28 day Mexican Interbank Rate(1)	275,905	—	275,905	Deutsche Bank AG
MXN	155,800	04/28/23	5.100%	28 day Mexican Interbank Rate(1)	(743,440)	—	(743,440)	Barclays Capital Group
MXN	60,000	10/20/23	6.540%	28 day Mexican Interbank Rate(1)	195,826	—	195,826	Deutsche Bank AG
NZD	3,300	03/26/17	3.810%	3 month BBR(1)	(10,676)	—	(10,676)	Hong Kong & Shanghai Bank
NZD	3,470	08/12/18	4.143%	3 month BBR(1)	(4,610)	—	(4,610)	Citigroup Global Markets
NZD	2,600	08/13/18	4.160%	3 month BBR(1)	(1,717)	—	(1,717)	Citigroup Global Markets
NZD	2,600	08/13/18	4.218%	3 month BBR(1)	3,661	—	3,661	Barclays Capital Group
NZD	1,970	09/25/22	3.790%	3 month BBR(1)	(101,659)	—	(101,659)	Citigroup Global Markets
NZD	3,525	08/12/23	4.648%	3 month BBR(1)	(2,090)	—	(2,090)	Citigroup Global Markets
NZD	2,565	08/13/23	4.668%	3 month BBR(1)	2,006	—	2,006	Citigroup Global Markets
NZD	2,565	08/13/23	4.730%	3 month BBR(1)	12,823	—	12,823	Barclays Capital Group
PLN	49,900	06/28/18	3.736%	6 month WIBOR(1)	592,030	—	592,030	Citigroup Global Markets
RUB	147,500	05/17/23	7.250%	3 month MOSPRIME(1)	(450,198)	—	(450,198)	Credit Suisse First Boston Corp.
RUB	147,500	05/20/23	7.250%	3 month MOSPRIME(1)	(453,040)	—	(453,040)	Credit Suisse First Boston Corp.
ZAR	100,000	06/25/18	7.420%	3 month JIBAR(1)	26,686	—	26,686	Barclays Capital Group
ZAR	20,000	09/03/33	8.970%	3 month JIBAR(1)	69,015	—	69,015	Hong Kong & Shanghai Bank

					$(4,333)	$—	$(4,333)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
	10	02/18/16	0.450%	3 month LIBOR(1)	$150	$—	$(150)
	248,990	11/30/18	1.625%	3 month LIBOR(2)	(238,986)	(251,378)	(12,392)
	162,400	05/15/21	2.375%	3 month LIBOR(2)	(927,977)	(1,583,595)	(655,618)
	250	05/09/23	1.955%	3 month LIBOR(1)	2	(10,586)	(10,588)
	48,300	08/07/23	4.248%	3 month LIBOR(1)	—	1,549,734	1,549,734
	21,040	08/08/23	4.283%	3 month LIBOR(1)	245	706,601	706,356
	21,040	08/09/23	4.231%	3 month LIBOR(1)	245	658,728	658,483
AUD	4,200	03/07/29	4.743%	6 month BBSW(1)	1,602	238,331	236,729
HUF	2,280,000	11/18/18	4.340%	6 month BUBOR(1)	(15,794)	671,868	687,662
HUF	202,000	09/02/23	6.085%	6 month BUBOR(1)	(6,553)	170,785	177,338
HUF	1,000,000	09/03/23	5.940%	6 month BUBOR(1)	(29,568)	794,973	824,541
MXN	75,000	12/02/15	5.080%	28 day Mexican Interbank Rate(1)	2,102	123,969	121,867
MXN	120,000	04/18/19	5.480%	28 day Mexican Interbank Rate(1)	(938)	250,069	251,007
MXN	64,200	05/25/22	6.370%	28 day Mexican Interbank Rate(1)	(1,067)	205,551	206,618
NZD	51,910	09/01/15	3.858%	3 month BBR(1)	(3,286)	(84,868)	(81,582)
PLN	45,000	09/03/18	3.985%	6 month WIBOR(1)	(6,122)	673,420	679,542
ZAR	77,200	02/24/16	7.200%	3 month JIBAR(1)	(1,219)	61,565	62,784
ZAR	154,400	03/04/16	7.200%	3 month JIBAR(1)	(2,117)	122,842	124,959
ZAR	63,200	11/14/23	8.190%	3 month JIBAR(1)	(10,799)	19,061	29,860

					$(1,240,080)	$4,317,070	$5,557,150

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.20	06/20/18	1.000%	200,000	$(4,442,327)	$(2,607,828)	$(1,834,499)	Bank of America
CDX.NA.IG.20	06/20/18	1.000%	200,000	(4,442,327)	(2,385,606)	(2,056,721)	Barclays Capital Group

				$(8,884,654)	$(4,993,434)	$(3,891,220)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17	12/20/16	5.000%	42,275	$3,261,041	$1,826,045	$1,434,996	Deutsche Bank AG
CDX.NA.HY.17	12/20/16	5.000%	29,688	2,290,057	1,356,554	933,503	Deutsche Bank AG
CDX.NA.HY.17	12/20/16	5.000%	26,600	2,051,891	1,165,597	886,294	Deutsche Bank AG
CDX.NA.HY.17	12/20/16	5.000%	15,438	1,190,830	647,517	543,313	Credit Suisse First Boston Corp.

				$8,793,819	$4,995,713	$3,798,106

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2014(4)	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.20	06/20/18	1.000%	110,000	$(830,973)	$(2,384,939)	$(1,553,966)
CDX.NA.IG.22	06/20/19	1.000%	275,000	(4,204,331)	(5,451,830)	(1,247,499)

				$(5,035,304)	$(7,836,769)	$(2,801,465)

A U.S. Treasury obligation with a market value of $9,443,705 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2014.

The Portfolio entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Currency swap agreements outstanding at June 30, 2014:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	Over-the-counter swap agreements:
	4,465	3 month LIBOR	EUR	3,450	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	10/17/14	$(255,172)	$—	$(255,172)
	1,234	3 month LIBOR	EUR	950	3 Month EURIBOR minus 30.50 bps	Barclays Capital Group	12/04/14	(66,074)	—	(66,074)
	35,059	3 month LIBOR	EUR	26,430	3 Month EURIBOR minus 26.25 bps	Barclays Capital Group	01/25/15	(1,086,704)	—	(1,086,704)
	2,543	3 month LIBOR	EUR	1,950	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	(117,821)	—	(117,821)
	14,515	3 month LIBOR	EUR	11,000	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	01/04/16	(494,150)	—	(494,150)
	2,108	3 month LIBOR	JPY	210,000	3 Month JPY LIBOR minus 38.43 bps	Barclays Capital Group	10/12/16	52,447	—	52,447
TRY	8,760	7.700%		4,551	3 Month LIBOR	Barclays Capital Group	07/22/18	(207,796)	—	(207,796)
TRY	9,250	7.710%		4,810	3 Month LIBOR	Barclays Capital Group	07/23/18	(223,484)	—	(223,484)
	29,284	3 month LIBOR	EUR	22,010	3 Month EURIBOR minus 26 bps	Citigroup Global Markets	01/25/15	(818,890)	—	(818,890)
	1,748	3 month LIBOR	JPY	170,355	3 Month JPY LIBOR minus 32.75 bps	Citigroup Global Markets	05/02/15	68,308	—	68,308
	1,284	3 month LIBOR	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	290,581	(73,635)	364,216
	256	3 month LIBOR	JPY	20,000	4.500%	Citigroup Global Markets	06/08/15	53,293	(10,063)	63,356
	1,562	3 month LIBOR	EUR	1,210	3 Month EURIBOR minus 30 bps	Citigroup Global Markets	09/26/15	(89,971)	—	(89,971)
	2,527	3 month LIBOR	EUR	1,920	3 Month EURIBOR minus 30 bps	Citigroup Global Markets	12/18/15	(93,648)	—	(93,648)
	706	3 month LIBOR	JPY	55,000	3.450%	Citigroup Global Markets	03/24/17	189,480	4,501	184,979
	2,658	3 month LIBOR	EUR	2,180	4.250%	Citigroup Global Markets	07/14/17	(625,196)	(227,068)	(398,128)
	269	3 month LIBOR	EUR	220	4.250%	Citigroup Global Markets	07/14/17	(63,321)	(25,141)	(38,180)
	1,928	3 month LIBOR	EUR	1,500	3 Month EURIBOR minus 29.50 bps	Credit Suisse First Boston Corp.	10/02/14	(124,162)	—	(124,162)
	9,884	3 month LIBOR	EUR	7,500	3 Month EURIBOR minus 30.50 bps	Credit Suisse First Boston Corp.	12/20/15	(351,055)	—	(351,055)
	10,098	3 month LIBOR	JPY	1,030,000	3 Month JPY LIBOR minus 31.75 bps	Deutsche Bank AG	05/14/17	(61,277)	—	(61,277)
	5,742	3 month LIBOR	EUR	4,405	3 Month EURIBOR minus 28.75 bps	Hong Kong & Shanghai Bank	10/18/14	(284,000)	—	(284,000)

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Currency swap agreements outstanding at June 30, 2014: (continued)

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	Over-the-counter swap agreements (continued)
	7,678	3 month LIBOR	EUR	5,760	3 Month EURIBOR minus 25.75 bps	Hong Kong & Shanghai Bank	01/17/15	$(198,858)	$—	$(198,858)
	14,199	3 month LIBOR	EUR	10,700	3 Month EURIBOR minus 26 bps	Hong Kong & Shanghai Bank	01/25/15	(435,591)	—	(435,591)
	1,333	3 month LIBOR	EUR	1,000	3 Month EURIBOR minus 25.75 bps	Hong Kong & Shanghai Bank	01/25/15	(33,863)	—	(33,863)
TRY	74,330	8.690%		35,770	3 Month LIBOR	Hong Kong & Shanghai Bank	09/09/15	2,084,280	—	2,084,280
	2,072	3 month LIBOR	EUR	1,600	3 Month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	09/27/15	(113,260)	—	(113,260)
	3,268	3 month LIBOR	EUR	2,500	3 Month EURIBOR minus 30.80 bps	Hong Kong & Shanghai Bank	12/17/15	(127,910)	—	(127,910)
	5,398	3 month LIBOR	EUR	4,100	3 Month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	12/19/15	(197,520)	—	(197,520)
	2,443	3 month LIBOR	EUR	1,900	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	(138,104)	—	(138,104)
	2,574	3 month LIBOR	EUR	2,000	3 Month EURIBOR minus 28.25 bps	JPMorgan Chase	10/11/14	(161,337)	—	(161,337)
	8,528	3 month LIBOR	EUR	6,500	3 Month EURIBOR minus 28.38 bps	JPMorgan Chase	10/19/14	(364,687)	—	(364,687)

								$(3,995,462)	$(331,406)	$(3,664,056)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$957,045	$—
Collateralized Loan Obligations	—	266,649,508	26,381,122
Non-Residential Mortgage-Backed Securities	—	23,561,608	—
Residential Mortgage-Backed Securities	—	149,298,334	—
Bank Loans	—	67,398,240	3,422,782
Commercial Mortgage-Backed Securities	—	473,110,466	—
Corporate Bonds	—	1,011,675,164	9,188,606
Municipal Bonds	—	61,488,418	—
Non-Corporate Foreign Agencies	—	95,605,665	—
Sovereigns	—	222,595,286	—
U.S. Government Agency Obligations	—	641,001,242	—
U.S. Treasury Obligations	—	311,471,434	—
Affiliated Money Market Mutual Fund	749,507,357	—	—
Option Purchased	—	1,272,252	—
Other Financial Instruments*
Futures Contracts	(1,519,998)	—	—
Foreign Forward Currency Contracts	—	(1,246,535)	—
Interest Rate Swaps	—	5,552,817	—
Credit Default Swaps	—	(2,894,579)	—
Currency Swap Agreements	—	(3,664,056)	—

Total	$747,987,359	$3,323,832,309	$38,992,510

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Bank Loans	Corporate Bonds
Balance as of 12/31/13	$14,740,800	$4,628,698	$9,251,968
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)**	(88)	119,146	247,309
Purchases	26,381,210	—	—
Sales	—	—	(310,671)
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(14,740,800)	(1,325,062)	—

Balance as of 06/30/14	$26,381,122	$3,422,782	$9,188,606

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $366,367 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period-end, one Bank Loan and one Collateralized Loan Obligation transferred out of Level 3 as a result of being valued by an independent pricing vendor source.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such securities are priced using single broker quotes.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (7.2% represents investments purchased with collateral from securities on loan)	21.7%
U.S. Government Agency Obligations	18.5
Commercial Mortgage-Backed Securities	13.6
Banking	10.1
U.S. Treasury Obligations	9.0
Collateralized Loan Obligations	8.5
Sovereigns	6.4
Residential Mortgage-Backed Securities	4.3

Non-Corporate Foreign Agencies	2.8%
Insurance	1.9
Telecommunications	1.9
Municipal Bonds	1.8
Energy – Other	1.3
Automotive	1.2
Healthcare & Pharmaceutical	1.1
Technology	1.1
Capital Goods	1.1
Metals	1.0

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Cable	0.9%
Chemicals	0.9
Electric	0.9
Pipelines & Other	0.8
Non-Captive Finance	0.8
Healthcare Insurance	0.8
Non-Residential Mortgage-Backed Securities	0.7
Retailers	0.6
Tobacco	0.6
Media & Entertainment	0.6
Paper	0.5
Foods	0.4
Energy – Integrated	0.4
Leisure	0.3
Airlines	0.3
Financial Services	0.3
Lodging	0.2

Building Materials & Construction	0.2%
Railroads	0.2
Commercial Services & Supplies	0.2
Brokerage	0.2
Exploration & Production	0.1
Capital Markets	0.1
Packaging	0.1
Real Estate Investment Trust (REITs)	0.1
Gaming	0.1
Aerospace & Defense	0.1
Machinery – Construction & Mining	0.1

118.8
Liabilities in excess of other assets	(18.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	$3,798,106		Unrealized depreciation on over-the-counter swap agreements	$3,891,220
Credit contracts	Premiums paid for swap agreements	4,995,713		Premiums received for swap agreements	4,993,434
Credit contracts	—	—		Due from broker-variation margin	2,801,465	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	3,353,498		Unrealized depreciation on foreign currency forward contracts	4,600,033
Interest rate contracts	Unaffiliated investments	1,272,252		—	—
Interest rate contracts	Premiums paid for swap agreements	4,501		Premiums received for swap agreements	335,907
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	6,204,204		Unrealized depreciation on over-the-counter swap agreements	9,872,593
Interest rate contracts	Due from broker-variation margin	6,317,480	*	Due from broker-variation margin	2,280,328	*

Total		$25,945,754			$28,774,980

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Currency Contracts**	Swaps	Total
Interest rate contracts	$304,828	$117,593	$(516,617)	$—	$(3,250,473)	$(3,344,669)
Foreign exchange contracts	—	—	—	(453,627)	—	(453,627)
Credit contracts	—	—	—	—	(5,487,414)	(5,487,414)

Total	$304,828	$117,593	$(516,617)	$(453,627)	$(8,737,887)	$(9,285,710)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Forward Currency Contracts**	Swaps	Total
Interest rate contracts	$(10,686)	$3,959,419	$—	$9,983,917	$13,932,650
Credit contracts	—	—	—	(1,269,777)	(1,269,777)
Foreign exchange contracts	—	—	(4,481,603)	—	(4,481,603)

Total	$(10,686)	$3,959,419	$(4,481,603)	$8,714,140	$8,181,270

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

**	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts — Long Positions(3)	Futures Contracts — Short Positions(3)	Forward Currency Contracts Purchased(4)	Forward Currency Contracts Sold(5)	Interest Rate Swaps(6)	Credit Default Swaps as Buyer(6)	Credit Default Swaps as Writer(6)	Currency Swap Agreements(6)
$897,734	$63,625	$731,039,603	$205,777,501	$324,551,808	$258,682,777	$878,557,892	$839,833,333	$114,800,333	$213,762,000

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Value at Settlement Date Payable.

(5)	Value at Settlement Date Receivable.

(6)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$—	$—	$—	$—
Barclays Capital Group	1,182,865	(1,182,865)	—	—
BNP Paribas	259,961	(183,700)	—	76,261
Cantor, Fitzgerald & Co.	101,710	—	—	101,710
Citigroup Global Markets	3,633,027	(3,371,018)	(754,082)	—
Credit Suisse First Boston Corp.	1,825,886	(1,378,455)	(543,612)	—
Deutsche Bank AG	8,693,132	(646,212)	(8,529,625)	—
Goldman Sachs & Co.	607,690	(607,690)	—	—
Hong Kong & Shanghai Bank	2,211,415	(1,933,536)	(354,423)	—
JPMorgan Chase.	537,332	(537,332)	—	—
Toronto Dominion	244,093	(24,497)	(310,717)	—
UBS AG	331,163	(331,163)	—	—

	$19,628,274

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(4,442,327)	$—	$5,737,365	$—
Barclays Capital Group	(9,655,152)	1,182,865	8,893,282	—
BNP Paribas	(183,700)	183,700	—	—
Cantor, Fitzgerald & Co.	—	—	—	—
Citigroup Global Markets	(3,371,018)	3,371,018	—	—
Credit Suisse First Boston Corp.	(1,378,455)	1,378,455	—	—
Deutsche Bank AG	(646,212)	646,212	—	—
Goldman Sachs & Co.	(670,654)	607,690	—	(62,964)
Hong Kong & Shanghai Bank	(1,933,536)	1,933,536	—	—
JPMorgan Chase.	(945,055)	537,332	560,987	—
Toronto Dominion	(24,497)	24,497	—	—
UBS AG	(442,581)	331,163	—	(111,418)

	$(23,693,187)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $244,857,260:
Unaffiliated investments (cost $3,306,004,310)	$3,365,077,172
Affiliated investments (cost $749,507,357)	749,507,357
Foreign currency, at value (cost $2,275,980)	2,300,837
Receivable for investments sold	221,099,238
Dividends and interest receivable	24,503,621
Unrealized appreciation on over-the-counter swap agreements	10,002,310
Premiums paid for swap agreements	5,000,214
Receivable for fund share sold	4,272,935
Unrealized appreciation on foreign currency forward contracts	3,353,498
Due from broker-variation margin	28,789
Tax reclaim receivable	7,079
Prepaid expenses	4,356

Total Assets	4,385,157,406

LIABILITIES:
Payable for investments purchased	645,188,254
Payable to broker for collateral for securities on loan	250,182,378
Unrealized depreciation on over-the-counter swap agreements	13,763,813
Premiums received for swap agreements	5,329,341
Unrealized depreciation on foreign currency forward contracts	4,600,033
Advisory fees payable	1,726,182
Payable for fund share repurchased	502,513
Accrued expenses and other liabilities	228,736
Payable to custodian	169,198
Distribution fee payable	38,122
Affiliated transfer agent fee payable	365

Total Liabilities	921,728,935

NET ASSETS	$3,463,428,471

Net assets were comprised of:
Paid-in capital	$3,229,438,669
Retained earnings	233,989,802

Net assets, June 30, 2014	$3,463,428,471

Net asset value and redemption price per share, $3,463,428,471 / 313,689,193 outstanding shares of beneficial interest	$11.04

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$54,748,571
Affiliated dividend income	248,815
Affiliated income from securities lending, net	238,638

55,236,024

EXPENSES
Advisory fees	10,808,606
Distribution fee	1,626,243
Custodian and accounting fees	256,000
Insurance expenses	25,000
Audit fee	20,000
Trustees’ fees	20,000
Legal fees and expenses	9,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	10,112

Total expenses	12,784,961
Less: advisory fee waiver	(627,163)

Net expenses	12,157,798

NET INVESTMENT INCOME	43,078,226

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	11,206,667
Futures transactions	(516,617)
Swap agreement transactions	(8,737,887)
Options written transactions	117,593
Foreign currency transactions	(198,698)

1,871,058

Net change in unrealized appreciation (depreciation) on:
Investments	91,731,248
Futures	3,959,419
Swap agreements	8,714,140
Foreign currencies	(4,488,595)

99,916,212

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	101,787,270

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$144,865,496

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$43,078,226	$87,336,532
Net realized gain (loss) on investment and foreign currency transactions	1,871,058	(18,338,201)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	99,916,212	(132,489,800)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	144,865,496	(63,491,469)

FUND SHARE TRANSACTIONS:
Fund share sold [18,599,745 and 76,842,157 shares, respectively]	203,125,907	820,146,313
Fund share repurchased [8,248,287 and 131,485,528 shares, respectively]	(89,107,641)	(1,421,661,026)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	114,018,266	(601,514,713)

TOTAL INCREASE (DECREASE) IN NET ASSETS	258,883,762	(665,006,182)
NET ASSETS:
Beginning of period	3,204,544,709	3,869,550,891

End of period	$3,463,428,471	$3,204,544,709

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 126.9%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 3.2%
B/E Aerospace, Inc.*	9,900	$915,651
Hexcel Corp.*(u)	59,800	2,445,820
Huntington Ingalls Industries, Inc.(u)	27,300	2,582,307
L-3 Communications Holdings, Inc.(u)	10,300	1,243,725
Lockheed Martin Corp.(u)	1,100	176,803
Northrop Grumman Corp.(u)	33,500	4,007,605
Raytheon Co.(u)	18,600	1,715,850
Spirit Aerosystems Holdings, Inc. (Class A Stock)*(u)	70,700	2,382,590
Teledyne Technologies, Inc.*	3,200	310,944
United Technologies Corp.(u)	6,600	761,970

		16,543,265

Air Freight & Logistics — 0.7%
FedEx Corp.	5,100	772,038
United Parcel Service, Inc. (Class B Stock)(u)	28,600	2,936,076

		3,708,114

Airlines — 1.5%
Alaska Air Group, Inc.(u)	33,000	3,136,650
Copa Holdings SA (Panama) (Class A Stock)	8,500	1,211,845
Southwest Airlines Co.(u)	116,200	3,121,132
Spirit Airlines, Inc.*(u)	2,500	158,100

		7,627,727

Auto Components — 1.2%
BorgWarner, Inc.(u)	29,200	1,903,548
Gentex Corp.	28,900	840,701
Johnson Controls, Inc.(u)	20,600	1,028,558
Lear Corp.	5,800	518,056
Tenneco, Inc.*	30,600	2,010,420

		6,301,283

Automobiles — 0.4%
Thor Industries, Inc.(u)	33,800	1,922,206
Winnebago Industries, Inc.*	6,800	171,224

		2,093,430

Banks — 5.4%
Bank of America Corp.(u)	177,246	2,724,271
Citigroup, Inc.(u)	124,740	5,875,254
Customers Bancorp, Inc.*	2,730	54,627
First BanCorp*	13,100	71,264
First Interstate Bancsystem, Inc.	10,000	271,800
First Niagara Financial Group, Inc.	145,700	1,273,418
Fulton Financial Corp.	47,900	593,481
JPMorgan Chase & Co.(u)	79,676	4,590,931
KeyCorp(u)	199,000	2,851,670
PNC Financial Services Group, Inc. (The)	8,400	748,020
Popular, Inc. (Puerto Rico)*	9,200	314,456
Regions Financial Corp.(u)	214,500	2,277,990
Wells Fargo & Co.(u)	121,101	6,365,068

		28,012,250

Beverages — 2.3%
Coca-Cola Co. (The)	7,000	296,520
Coca-Cola Enterprises, Inc.	54,100	2,584,898
Monster Beverage Corp.*(u)	40,300	2,862,509

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages (continued)
PepsiCo, Inc.(u)	66,600	$5,950,044

		11,693,971

Biotechnology — 4.9%
Alexion Pharmaceuticals, Inc.*(u)	20,700	3,234,375
Amgen, Inc.(u)	33,600	3,977,232
Biogen Idec, Inc.*(u)	15,500	4,887,305
Celgene Corp.*(u)	53,200	4,568,816
Gilead Sciences, Inc.*(u)	67,500	5,596,425
Ligand Pharmaceuticals, Inc.*(u)	20,300	1,264,487
Pharmacyclics, Inc.*	2,000	179,420
United Therapeutics Corp.*(u)	18,200	1,610,518

		25,318,578

Building Products — 0.6%
A.O. Smith Corp.(u)	51,500	2,553,370
AAON, Inc.	3,500	117,320
Patrick Industries, Inc.*	6,600	307,494
Universal Forest Products, Inc.	3,700	178,599

		3,156,783

Capital Markets — 2.9%
Ameriprise Financial, Inc.(u)	7,900	948,000
BGC Partners, Inc. (Class A Stock)	8,300	61,752
BlackRock, Inc.(u)	8,100	2,588,760
Franklin Resources, Inc.(u)	9,300	537,912
Goldman Sachs Group, Inc. (The)(u)	26,000	4,353,440
Lazard Ltd. (Class A Stock)	11,200	577,472
Piper Jaffray Cos.*	6,100	315,797
Raymond James Financial, Inc.(u)	31,600	1,603,068
SEI Investments Co.	16,700	547,259
T. Rowe Price Group, Inc.	17,900	1,510,939
TD Ameritrade Holding Corp.	6,400	200,640
Waddell & Reed Financial, Inc. (Class A Stock)(u)	32,100	2,009,139

		15,254,178

Chemicals — 3.0%
Celanese Corp. (Class A Stock)	4,200	269,976
Cytec Industries, Inc.(u)	10,900	1,149,078
Dow Chemical Co. (The)	16,800	864,528
FutureFuel Corp.	15,100	250,509
International Flavors & Fragrances, Inc.(u)	18,300	1,908,324
Koppers Holdings, Inc.	14,900	569,925
LyondellBasell Industries NV (Class A Stock)(u)	38,500	3,759,525
PPG Industries, Inc.(u)	9,300	1,954,395
Schulman, (A.), Inc.	11,600	448,920
Sherwin-Williams Co. (The)(u)	2,100	434,511
Westlake Chemical Corp.(u)	44,000	3,685,440

		15,295,131

Commercial Services & Supplies — 0.7%
Deluxe Corp.	25,700	1,505,506
Performant Financial Corp.*	28,300	285,830
Rollins, Inc.	5,300	159,000
Steelcase, Inc. (Class A Stock)	17,600	266,288
UniFirst Corp.	5,400	572,400
Viad Corp.	9,200	219,328
Waste Connections, Inc.	11,600	563,180

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
West Corp.	2,600	$69,680

		3,641,212

Communications Equipment — 2.7%
Cisco Systems, Inc.(u)	205,800	5,114,130
CommScope Holding Co., Inc.*	6,300	145,719
F5 Networks, Inc.*	2,700	300,888
Harmonic, Inc.*	49,100	366,286
Harris Corp.	16,300	1,234,725
Ixia*	19,200	219,456
QUALCOMM, Inc.(u)	82,700	6,549,840
ShoreTel, Inc.*	42,700	278,404

		14,209,448

Construction & Engineering — 0.4%
AECOM Technology Corp.*(u)	23,800	766,360
KBR, Inc.	28,600	682,110
Quanta Services, Inc.*	23,800	823,004

		2,271,474

Consumer Finance — 0.4%
Discover Financial Services	18,900	1,171,422
Nelnet, Inc. (Class A Stock)	17,000	704,310

		1,875,732

Diversified Consumer Services — 0.2%
Apollo Education Group, Inc.*	26,600	831,250
DeVry Education Group, Inc.	2,700	114,318
Grand Canyon Education, Inc.*	2,200	101,134

		1,046,702

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	19,900	2,518,544
CBOE Holdings, Inc.	32,400	1,594,404
Interactive Brokers Group, Inc. (Class A Stock)	4,500	104,805
McGraw Hill Financial, Inc.(u)	4,800	398,544

		4,616,297

Diversified Telecommunication Services — 1.7%
AT&T, Inc.(u)	117,300	4,147,728
Atlantic Tele-Network, Inc.	2,200	127,600
Inteliquent, Inc.	37,500	520,125
Intelsat SA*	17,200	324,048
Level 3 Communications, Inc.*	11,500	504,965
Verizon Communications, Inc.(u)	66,900	3,273,417

		8,897,883

Electric Utilities — 1.8%
Duke Energy Corp.(u)	43,600	3,234,684
Edison International	5,400	313,794
Entergy Corp.(u)	28,400	2,331,356
PPL Corp.(u)	93,900	3,336,267

		9,216,101

Electrical Equipment — 1.4%
AMETEK, Inc.	33,800	1,767,064
Emerson Electric Co.(u)	48,600	3,225,096
EnerSys	28,200	1,939,878

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electrical Equipment (continued)
Powell Industries, Inc.	2,700	$176,526

		7,108,564

Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.*	9,100	549,731
Avnet, Inc.(u)	39,500	1,750,245
Ingram Micro, Inc. (Class A Stock)*(u)	82,400	2,406,904
Insight Enterprises, Inc.*	11,300	347,362
ScanSource, Inc.*	8,400	319,872
SYNNEX Corp.*	2,500	182,125

		5,556,239

Energy Equipment & Services — 3.3%
Baker Hughes, Inc.(u)	49,700	3,700,165
Bristow Group, Inc.	4,500	362,790
Era Group, Inc.*	5,500	157,740
Forum Energy Technologies, Inc.*	12,600	459,018
Helix Energy Solutions Group, Inc.*	65,400	1,720,674
Helmerich & Payne, Inc.(u)	25,300	2,937,583
RPC, Inc.	32,400	761,076
Schlumberger Ltd.(u)	52,100	6,145,195
Unit Corp.*	9,100	626,353

		16,870,594

Food & Staples Retailing — 1.9%
CVS Caremark Corp.(u)	28,200	2,125,434
Kroger Co. (The)(u)	71,400	3,529,302
Wal-Mart Stores, Inc.(u)	58,700	4,406,609

		10,061,345

Food Products — 2.4%
Archer-Daniels-Midland Co.(u)	44,900	1,980,539
Bunge Ltd.(u)	33,600	2,541,504
Cal-Maine Foods, Inc.	9,000	668,880
ConAgra Foods, Inc.	54,600	1,620,528
Sanderson Farms, Inc.	19,800	1,924,560
Tyson Foods, Inc. (Class A Stock)(u)	68,800	2,582,752
WhiteWave Foods Co. (The)*	32,900	1,064,973

		12,383,736

Gas Utilities — 0.8%
AGL Resources, Inc.(u)	44,200	2,432,326
New Jersey Resources Corp.	6,600	377,256
Questar Corp.(u)	9,600	238,080
UGI Corp.(u)	18,200	919,100

		3,966,762

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories(u)	105,900	4,331,310
Anika Therapeutics, Inc.*	15,600	722,748
Baxter International, Inc.(u)	4,600	332,580
Becton, Dickinson and Co	8,600	1,017,380
Boston Scientific Corp.*	105,100	1,342,127
CareFusion Corp.*(u)	44,800	1,986,880
CR Bard, Inc.(u)	12,100	1,730,421
Globus Medical, Inc. (Class A Stock)*	24,000	574,080
Hill-Rom Holdings, Inc.	27,800	1,153,978
Hologic, Inc.*	28,600	725,010
Masimo Corp.*	9,000	212,400
St. Jude Medical, Inc.	13,600	941,800
STERIS Corp.	5,300	283,444

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.	9,700	$409,146

		15,763,304

Health Care Providers & Services — 3.4%
Aetna, Inc.(u)	37,200	3,016,176
CIGNA Corp.(u)	34,000	3,126,980
Express Scripts Holding Co.*(u)	56,500	3,917,145
Health Net, Inc.*	47,500	1,973,150
UnitedHealth Group, Inc.(u)	6,200	506,850
Universal Health Services, Inc. (Class B Stock)	17,600	1,685,376
WellPoint, Inc.(u)	29,200	3,142,212

		17,367,889

Health Care Technology — 0.7%
Cerner Corp.*(u)	55,700	2,873,006
Omnicell, Inc.*	18,500	531,135

		3,404,141

Hotels, Restaurants & Leisure — 2.7%
Buffalo Wild Wings, Inc.*	6,000	994,260
DineEquity, Inc.	2,400	190,776
Jack in the Box, Inc.(u)	33,400	1,998,656
Las Vegas Sands Corp.	4,700	358,234
Marriott Vacations Worldwide Corp.*	20,300	1,190,189
McDonald’s Corp.(u)	45,800	4,613,892
Panera Bread Co. (Class A Stock)*(u)	5,300	794,099
Ruth’s Hospitality Group, Inc.	18,100	223,535
Texas Roadhouse, Inc.	22,900	595,400
Wyndham Worldwide Corp.(u)	37,400	2,831,928
Yum! Brands, Inc.	3,900	316,680

		14,107,649

Household Durables — 0.1%
Whirlpool Corp.(u)	2,300	320,206

Household Products — 1.0%
Kimberly-Clark Corp.(u)	19,400	2,157,668
Procter & Gamble Co. (The)(u)	38,200	3,002,138

		5,159,806

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp.(u)	183,000	2,845,650

Industrial Conglomerates — 1.7%
Carlisle Cos., Inc.	15,600	1,351,272
General Electric Co.(u)	286,970	7,541,572

		8,892,844

Insurance — 2.5%
Aflac, Inc.(u)	52,000	3,237,000
American Financial Group, Inc.(u)	39,800	2,370,488
CNA Financial Corp.	9,700	392,074
HCC Insurance Holdings, Inc.	6,200	303,428
Navigators Group, Inc. (The)*	4,000	268,200
PartnerRe Ltd.(u)	24,800	2,708,408
Travelers Cos., Inc. (The)(u)	24,800	2,332,936
Unum Group	34,500	1,199,220

		12,811,754

Internet & Catalog Retail — 0.5%
FTD Cos., Inc.*	13,120	417,085
HSN, Inc.(u)	16,600	983,384

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet & Catalog Retail (continued)
Liberty Ventures (Class A Stock)*	10,400	$767,520
Priceline Group, Inc. (The)*	100	120,300
TripAdvisor, Inc.*	2,500	271,650

		2,559,939

Internet Software & Services — 3.5%
Akamai Technologies, Inc.*	8,400	512,904
eBay, Inc.*	15,600	780,936
Facebook, Inc. (Class A Stock)*(u)	84,700	5,699,463
Google, Inc. (Class A Stock)*(u)	8,600	5,028,162
Google, Inc. (Class C Stock)*(u)	7,200	4,142,016
LogMeIn, Inc.*	22,600	1,053,612
NIC, Inc.	24,800	393,080
Perficient, Inc.*	13,900	270,633
Travelzoo, Inc.*	6,200	119,970
Vistaprint NV*	3,700	149,702

		18,150,478

IT Services — 2.5%
Accenture PLC (Class A Stock)	8,400	679,056
Booz Allen Hamilton Holding Corp.	15,800	335,592
Broadridge Financial Solutions, Inc.	28,300	1,178,412
Cognizant Technology Solutions Corp. (Class A Stock)*	25,200	1,232,532
DST Systems, Inc.(u)	27,900	2,571,543
ExlService Holdings, Inc.*	10,400	306,280
Fiserv, Inc.*	9,200	554,944
Genpact Ltd.*	61,500	1,078,095
Global Cash Access Holdings, Inc.*	14,000	124,600
iGATE Corp.*	29,900	1,088,061
International Business Machines Corp.(u)	12,000	2,175,240
MAXIMUS, Inc.	3,900	167,778
Syntel, Inc.*	12,000	1,031,520
Visa, Inc. (Class A Stock)	2,300	484,633

		13,008,286

Leisure Products — 0.3%
Polaris Industries, Inc.	11,400	1,484,736

Life Sciences Tools & Services — 0.7%
Charles River Laboratories International, Inc.*	19,300	1,032,936
Mettler-Toledo International, Inc.*	7,900	2,000,122
PAREXEL International Corp.*	5,000	264,200
Quintiles Transnational Holdings, Inc.*	3,400	181,186
Techne Corp.	2,900	268,453

		3,746,897

Machinery — 3.3%
Blount International, Inc.*	15,800	222,938
Cummins, Inc.	4,500	694,305
Graco, Inc.	6,900	538,752
Harsco Corp.	45,000	1,198,350
Hyster-Yale Materials Handling, Inc.	4,000	354,160
IDEX Corp.	25,500	2,058,870
Illinois Tool Works, Inc.(u)	29,500	2,583,020
Meritor, Inc.*	25,000	326,000
Mueller Industries, Inc.	12,800	376,448
Oshkosh Corp.(u)	62,300	3,459,519
Parker Hannifin Corp.(u)	13,800	1,735,074
SPX Corp.	10,700	1,157,847

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Toro Co. (The)	12,200	$775,920
Trinity Industries, Inc.	18,000	786,960
WABCO Holdings, Inc.*	6,100	651,602

		16,919,765

Marine
Kirby Corp.*	1,400	163,996

Media — 4.2%
Cinemark Holdings, Inc.	34,800	1,230,528
Comcast Corp. (Class A Stock)(u)	85,500	4,589,640
DIRECTV*(u)	29,100	2,473,791
Meredith Corp.	12,400	599,664
Morningstar, Inc.	7,800	560,118
Starz (Class A Stock)*	41,200	1,227,348
Thomson Reuters Corp.	18,400	669,024
Time Warner, Inc.(u)	38,800	2,725,700
Twenty-First Century Fox, Inc. (Class A Stock)(u)	85,800	3,015,870
Walt Disney Co. (The)(u)	57,200	4,904,328

		21,996,011

Metals & Mining — 1.6%
Alcoa, Inc.(u)	207,400	3,088,186
Compass Minerals International, Inc.	15,800	1,512,692
Globe Specialty Metals, Inc.	33,200	689,896
Reliance Steel & Aluminum Co.	11,000	810,810
Southern Copper Corp.	51,400	1,561,018
Worthington Industries, Inc.	18,900	813,456

		8,476,058

Multiline Retail — 1.1%
Dillard’s, Inc. (Class A Stock)(u)	23,900	2,786,979
Macy’s, Inc.(u)	50,300	2,918,406

		5,705,385

Multi-Utilities — 0.7%
Dominion Resources, Inc.	5,400	386,208
DTE Energy Co.	3,800	295,906
MDU Resources Group, Inc.	13,500	473,850
Public Service Enterprise Group, Inc.	50,800	2,072,132
SCANA Corp.	11,000	591,910

		3,820,006

Oil, Gas & Consumable Fuels — 11.2%
Anadarko Petroleum Corp.(u)	23,700	2,594,439
Apache Corp.(u)	10,600	1,066,572
Chesapeake Energy Corp.	57,200	1,777,776
Chevron Corp.(u)	47,046	6,141,855
ConocoPhillips*(u)	58,200	4,989,486
CONSOL Energy, Inc.	60,200	2,773,414
Delek US Holdings, Inc.	4,600	129,858
EOG Resources, Inc.(u)	38,400	4,487,424
EQT Corp.(u)	27,700	2,961,130
Exxon Mobil Corp.(u)	109,100	10,984,188
Hess Corp.	4,800	474,672
Kinder Morgan, Inc.(u)	50,600	1,834,756
Laredo Petroleum, Inc.*	15,200	470,896
Marathon Oil Corp.(u)	38,400	1,532,928
Marathon Petroleum Corp.(u)	20,750	1,619,953
Occidental Petroleum Corp.	19,400	1,991,022
ONEOK, Inc.	22,200	1,511,376

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Phillips 66(u)	44,900	$3,611,307
SM Energy Co.(u)	34,000	2,859,400
Targa Resources Corp.	12,900	1,800,453
Valero Energy Corp.(u)	43,500	2,179,350

		57,792,255

Personal Products — 0.2%
Nu Skin Enterprises, Inc. (Class A Stock)(u)	16,600	1,227,736

Pharmaceuticals — 6.9%
AbbVie, Inc.(u)	24,100	1,360,204
Actavis PLC*(u)	12,500	2,788,125
Akorn, Inc.*	42,200	1,403,150
Allergan, Inc.(u)	22,600	3,824,372
Bristol-Myers Squibb Co.(u)	66,300	3,216,213
Eli Lilly & Co.(u)	32,000	1,989,440
Jazz Pharmaceuticals PLC*(u)	14,000	2,058,140
Johnson & Johnson(u)	75,500	7,898,810
Lannett Co., Inc.*(u)	49,000	2,431,380
Merck & Co., Inc.(u)	57,400	3,320,590
Pfizer, Inc.(u)	190,205	5,645,284

		35,935,708

Professional Services — 0.3%
ManpowerGroup, Inc.	13,100	1,111,535
Navigant Consulting, Inc.*	13,500	235,575
TrueBlue, Inc.*	12,000	330,840

		1,677,950

Real Estate Investment Trusts (REITs) — 3.3%
AG Mortgage Investment Trust, Inc.	20,600	389,958
Agree Realty Corp.	6,000	181,380
American Assets Trust, Inc.	15,300	528,615
American Capital Agency Corp.(u)	76,400	1,788,524
American Capital Mortgage Investment Corp.	29,500	590,590
American Tower Corp.	38,300	3,446,234
Apollo Residential Mortgage, Inc.	19,900	332,728
Camden Property Trust	9,800	697,270
Cedar Realty Trust, Inc.	8,700	54,375
Chambers Street Properties	96,100	772,644
Franklin Street Properties Corp.	46,900	590,002
General Growth Properties, Inc.	24,800	584,288
Hospitality Properties Trust(u)	71,200	2,164,480
Invesco Mortgage Capital, Inc.	19,700	341,992
LaSalle Hotel Properties	8,800	310,552
ProLogis, Inc.(u)	64,600	2,654,414
Resource Capital Corp.	65,500	368,765
RLJ Lodging Trust	15,500	447,795
Strategic Hotels & Resorts, Inc.*	41,300	483,623
Ventas, Inc.	3,400	217,940

		16,946,169

Real Estate Management & Development — 0.9%
CBRE Group, Inc. (Class A Stock)*	46,700	1,496,268
Jones Lang LaSalle, Inc.(u)	25,000	3,159,750

		4,656,018

Road & Rail — 2.5%
AMERCO	3,700	1,075,812
CSX Corp.(u)	89,000	2,742,090
Norfolk Southern Corp.(u)	23,200	2,390,296

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Road & Rail (continued)
Old Dominion Freight Line, Inc.*	21,600	$1,375,488
Union Pacific Corp.(u)	53,800	5,366,550

		12,950,236

Semiconductors & Semiconductor Equipment — 4.2%
Analog Devices, Inc.(u)	1,000	54,070
Avago Technologies Ltd. (Singapore)	42,000	3,026,940
Cabot Microelectronics Corp.*	5,300	236,645
Diodes, Inc.*	7,600	220,096
Entegris, Inc.*	13,900	191,055
Inphi Corp.*	13,500	198,180
Integrated Device Technology, Inc.*(u)	185,400	2,866,284
Intel Corp.(u)	160,980	4,974,282
Intersil Corp. (Class A Stock)	56,700	847,665
Kulicke & Soffa Industries, Inc. (Singapore)*	14,300	203,918
Lam Research Corp.	9,900	669,042
Lattice Semiconductor Corp.*	71,700	591,525
MKS Instruments, Inc.	9,900	309,276
RF Micro Devices, Inc.*	5,600	53,704
Silicon Image, Inc.*	53,900	271,656
Skyworks Solutions, Inc.(u)	84,500	3,968,120
Texas Instruments, Inc.	61,500	2,939,085
Ultra Clean Holdings, Inc.*	26,400	238,920

		21,860,463

Software — 7.1%
ANSYS, Inc.*(u)	33,600	2,547,552
Aspen Technology, Inc.*	14,200	658,880
AVG Technologies NV*	24,800	499,224
CA, Inc.(u)	80,200	2,304,948
Informatica Corp.*	17,800	634,570
Intuit, Inc.	12,200	982,466
Manhattan Associates, Inc.*	50,000	1,721,500
Microsoft Corp.(u)	250,900	10,462,530
NetScout Systems, Inc.*	12,600	558,684
Oracle Corp.(u)	168,800	6,841,464
Pegasystems, Inc.	30,000	633,600
Progress Software Corp.*	25,200	605,808
PTC, Inc.*	42,600	1,652,880
Solera Holdings, Inc.	19,000	1,275,850
SS&C Technologies Holdings, Inc.*	29,100	1,286,802
Symantec Corp.(u)	108,800	2,491,520
Synopsys, Inc.*	34,800	1,350,936

		36,509,214

Specialty Retail — 3.9%
Aaron’s, Inc.	24,000	855,360
Bed Bath & Beyond, Inc.*	10,500	602,490
Best Buy Co., Inc.(u)	104,600	3,243,646
Destination Maternity Corp.	7,100	161,667
Express, Inc.*	92,300	1,571,869
Foot Locker, Inc.(u)	47,000	2,383,840
Gap, Inc. (The)(u)	59,500	2,473,415
Haverty Furniture Cos., Inc.	8,200	206,066
Home Depot, Inc. (The)(u)	40,800	3,303,168
Lowe’s Cos., Inc.(u)	36,100	1,732,439
Ross Stores, Inc.(u)	37,000	2,446,810
TJX Cos., Inc. (The)(u)	19,600	1,041,740
Zumiez, Inc.*	4,700	129,673

		20,152,183

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.(u)	175,000	$16,262,750
Hewlett-Packard Co.(u)	152,400	5,132,832
Immersion Corp.*	7,300	92,856
NetApp, Inc.	9,100	332,332
Western Digital Corp.	10,900	1,006,070

		22,826,840

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.(u)	1,600	110,288
Michael Kors Holdings Ltd.*(u)	38,800	3,439,620
Steven Madden Ltd.*(u)	43,700	1,498,910

		5,048,818

Tobacco — 0.6%
Altria Group, Inc.(u)	22,900	960,426
Lorillard, Inc.	7,700	469,469
Philip Morris International, Inc.	19,350	1,631,399

		3,061,294

Trading Companies & Distributors — 0.6%
DXP Enterprises, Inc.*	5,000	377,700
MRC Global, Inc.*(u)	52,400	1,482,396
United Rentals, Inc.*	10,300	1,078,719

		2,938,815

Wireless Telecommunication Services
USA Mobility, Inc.	3,000	46,200

TOTAL LONG-TERM INVESTMENTS (cost $538,375,155)		657,061,498

SHORT-TERM INVESTMENTS — 2.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 2.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $10,841,787)(w) (Note 4)	10,841,787	10,841,787

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $749,959)
0.025%	09/18/14	750	749,967

TOTAL SHORT-TERM INVESTMENTS (cost $11,591,746)			11,591,754

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 129.1% (cost $549,966,901)			668,653,252

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SECURITIES SOLD SHORT(q) — (29.2)%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — (0.8)%
Astronics Corp.*	3,200	$(180,640)
DigitalGlobe, Inc.*	77,000	(2,140,600)
GenCorp, Inc.*	26,200	(500,420)
Kratos Defense & Security Solutions, Inc.*	16,800	(131,040)
Textron, Inc.	29,700	(1,137,213)

		(4,089,913)

Air Freight & Logistics — (0.2)%
UTi Worldwide, Inc.*	47,600	(492,184)
XPO Logistics, Inc.*	19,300	(552,366)

		(1,044,550)

Airlines — (0.3)%
American Airlines Group, Inc.*	40,400	(1,735,584)

Automobiles — (0.1)%
Tesla Motors, Inc.*	3,000	(720,180)

Banks — (0.1)%
Texas Capital Bancshares, Inc.*	7,100	(383,045)

Biotechnology — (1.8)%
AMAG Pharmaceuticals, Inc.*	23,100	(478,632)
Array BioPharma, Inc.*	76,200	(347,472)
Cepheid, Inc.*	50,500	(2,420,970)
Halozyme Therapeutics, Inc.*	132,400	(1,308,112)
Ironwood Pharmaceuticals, Inc.*	125,800	(1,928,514)
KYTHERA Biopharmaceuticals, Inc.*	10,300	(395,211)
Medivation, Inc.*	10,900	(840,172)
Momenta Pharmaceuticals, Inc.*	33,500	(404,680)
Portola Pharmaceuticals, Inc.*	8,000	(233,440)
Receptos, Inc.*	10,900	(464,340)
Spectrum Pharmaceuticals, Inc.*	51,900	(421,947)

		(9,243,490)

Building Products — (0.8)%
Apogee Enterprises, Inc	10,000	(348,600)
Armstrong World Industries, Inc.*	22,100	(1,269,203)
NCI Building Systems, Inc.*	25,300	(491,579)
Owens Corning	34,500	(1,334,460)
Ply Gem Holdings, Inc.*	19,400	(195,940)
Trex Co., Inc.*	26,100	(752,202)

		(4,391,984)

Capital Markets — (0.1)%
FXCM, Inc. (Class A Stock)	31,400	(469,744)

Chemicals — (0.8)%
American Vanguard Corp.	12,700	(167,894)
Flotek Industries, Inc.*	50,600	(1,627,296)
FMC Corp.	29,800	(2,121,462)

		(3,916,652)

Commercial Services & Supplies — (0.8)%
Clean Harbors, Inc.*	43,500	(2,794,875)
Healthcare Services Group, Inc.	33,800	(995,072)
MSA Safety, Inc.	2,900	(166,692)

		(3,956,639)

Communications Equipment — (0.8)%
Applied Optoelectronics, Inc.*	15,800	(366,560)
Ciena Corp.*	54,100	(1,171,806)
Finisar Corp.*	67,000	(1,323,250)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Communications Equipment (continued)
Procera Networks, Inc.*	24,700	$(249,223)
ViaSat, Inc.*	20,400	(1,182,384)

		(4,293,223)

Construction & Engineering — (0.3)%
Dycom Industries, Inc.*	21,600	(676,296)
Granite Construction, Inc.	24,400	(877,912)
Great Lakes Dredge & Dock Corp.*	27,800	(222,122)

		(1,776,330)

Containers & Packaging — (0.3)%
MeadWestvaco Corp.	33,800	(1,495,988)

Diversified Consumer Services — (0.2)%
Houghton Mifflin Harcourt Co.*	15,400	(295,064)
Sotheby’s	24,100	(1,011,959)

		(1,307,023)

Electrical Equipment — (0.1)%
Power Solutions International, Inc.*	2,800	(201,516)
PowerSecure International, Inc.*	13,400	(130,516)

		(332,032)

Electronic Equipment, Instruments & Components — (0.3)%
Knowles Corp.*	11,600	(356,584)
Maxwell Technologies, Inc.*	33,000	(499,290)
MTS Systems Corp.	6,700	(453,992)

		(1,309,866)

Energy Equipment & Services — (1.1)%
CARBO Ceramics, Inc.	1,100	(169,532)
Dresser-Rand Group, Inc.*	39,900	(2,542,827)
Geospace Technologies Corp.*	12,100	(666,468)
Key Energy Services, Inc.*	28,200	(257,748)
McDermott International, Inc.*	243,100	(1,966,679)

		(5,603,254)

Food Products — (0.5)%
Boulder Brands, Inc.*	26,600	(377,188)
Darling Ingredients, Inc.*	74,900	(1,565,410)
Hain Celestial Group, Inc. (The)*	8,500	(754,290)

		(2,696,888)

Gas Utilities — (0.1)%
Northwest Natural Gas Co.	8,300	(391,345)

Health Care Equipment & Supplies — (1.1)%
Cerus Corp.*	51,700	(214,555)
Cynosure, Inc. (Class A Stock)*	8,200	(174,250)
HeartWare International, Inc.*	11,200	(991,200)
Insulet Corp.*	53,500	(2,122,345)
Quidel Corp.*	18,300	(404,613)
STAAR Surgical Co.*	19,300	(324,240)
Wright Medical Group, Inc.*	37,000	(1,161,800)
Zeltiq Aesthetics, Inc.*	35,900	(545,321)

		(5,938,324)

Health Care Providers & Services — (2.0)%
Acadia Healthcare Co., Inc.*	40,200	(1,829,100)
Air Methods Corp.*	29,300	(1,513,345)
BioScrip, Inc.*	73,400	(612,156)

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
Brookdale Senior Living, Inc.*	49,900	$(1,663,666)
Capital Senior Living Corp.*	19,900	(474,416)
ExamWorks Group, Inc.*	23,500	(745,655)
Healthways, Inc.*	26,600	(466,564)
IPC The Hospitalist Co., Inc.*	7,200	(318,384)
MWI Veterinary Supply, Inc.*	1,700	(241,383)
Tenet Healthcare Corp.*	49,700	(2,332,918)

		(10,197,587)

Health Care Technology — (0.4)%
athenahealth, Inc.*	3,800	(475,494)
HMS Holdings Corp.*	43,100	(879,671)
Medidata Solutions, Inc.*	5,500	(235,455)
Vocera Communications, Inc.*	22,200	(293,040)

		(1,883,660)

Hotels, Restaurants & Leisure — (0.6)%
Bob Evans Farms, Inc.	26,900	(1,346,345)
Boyd Gaming Corp.*	78,400	(950,992)
Del Frisco’s Restaurant Group, Inc.*	8,800	(242,528)
Hilton Worldwide Holdings, Inc.*	27,900	(650,070)

		(3,189,935)

Household Durables — (0.2)%
Beazer Homes USA, Inc.*	28,900	(606,322)
MDC Holdings, Inc.	8,700	(263,523)

		(869,845)

Insurance — (0.1)%
eHealth, Inc.*	1,800	(68,346)
Employers Holdings, Inc.	8,900	(188,502)
Markel Corp.*	400	(262,256)

		(519,104)

Internet Software & Services — (1.4)%
ChannelAdvisor Corp.*	17,300	(456,028)
comScore, Inc.*	21,200	(752,176)
Cornerstone OnDemand, Inc.*	12,200	(561,444)
E2open, Inc.*	19,200	(396,864)
Marketo, Inc.*	41,800	(1,215,544)
Twitter, Inc.*	23,900	(979,183)
Yelp, Inc.*	37,400	(2,867,832)

		(7,229,071)

Leisure Products — (0.1)%
Callaway Golf Co.	37,000	(307,840)

Life Sciences Tools & Services — (0.1)%
Bio-Rad Laboratories, Inc. (Class A Stock)* .	1,900	(227,449)
Cambrex Corp.*	20,100	(416,070)

		(643,519)

Machinery — (0.6)%
Altra Industrial Motion Corp	6,100	(221,979)
Chart Industries, Inc.*	15,600	(1,290,744)
EnPro Industries, Inc.*	18,800	(1,375,408)
Titan International, Inc	12,700	(213,614)

		(3,101,745)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Media — (1.2)%
Charter Communications, Inc. (Class A Stock)*	9,100	$(1,441,258)
DreamWorks Animation SKG, Inc. (Class A Stock)*	74,800	(1,739,848)
Liberty Global PLC (United Kingdom) (Class A Stock)*	5,200	(229,944)
Liberty Global PLC (United Kingdom) (Class C Stock)*	10,900	(461,179)
Lions Gate Entertainment Corp.	25,400	(725,932)
Nexstar Broadcasting Group, Inc. (Class A Stock)	23,500	(1,212,835)
Sinclair Broadcast Group, Inc. (Class A Stock)	18,700	(649,825)

		(6,460,821)

Metals & Mining — (0.5)%
Freeport-McMoRan Copper & Gold, Inc.	3,300	(120,450)
Horsehead Holding Corp.*	36,500	(666,490)
Kaiser Aluminum Corp.	7,000	(510,090)
Royal Gold, Inc.	18,400	(1,400,608)

		(2,697,638)

Multiline Retail — (0.1)%
Tuesday Morning Corp.*	38,000	(677,160)

Multi-Utilities — (0.1)%
TECO Energy, Inc.	40,900	(755,832)

Oil, Gas & Consumable Fuels — (2.6)%
Antero Resources Corp.*	2,700	(177,201)
Bill Barrett Corp.*	28,200	(755,196)
GasLog Ltd. (Monaco)	14,800	(471,972)
Gastar Exploration, Inc.*	25,800	(224,718)
Gulfport Energy Corp.*	12,900	(810,120)
Kodiak Oil & Gas Corp.*	182,900	(2,661,195)
Northern Oil and Gas, Inc.*	64,200	(1,045,818)
PDC Energy, Inc.*	17,700	(1,117,755)
Penn Virginia Corp.*	67,400	(1,142,430)
Resolute Energy Corp.*	53,900	(465,696)
Rex Energy Corp.*	41,900	(742,049)
Rosetta Resources, Inc.*	16,800	(921,480)
Sanchez Energy Corp.*	15,600	(586,404)
Scorpio Tankers, Inc.	60,900	(619,353)
Stone Energy Corp.*	9,600	(449,184)
Triangle Petroleum Corp.*	89,800	(1,055,150)

		(13,245,721)

Pharmaceuticals — (0.8)%
Auxilium Pharmaceuticals, Inc.*	53,100	(1,065,186)
Pacira Pharmaceuticals, Inc.*	31,100	(2,856,846)

		(3,922,032)

Professional Services — (0.5)%
Advisory Board Co. (The)*	26,800	(1,388,240)
FTI Consulting, Inc.*	5,200	(196,664)
WageWorks, Inc.*	20,200	(973,842)

		(2,558,746)

Real Estate Investment Trusts (REITs) — (0.4)%
Glimcher Realty Trust	28,500	(308,655)

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
NorthStar Realty Finance Corp.	28,700	$(498,806)
Plum Creek Timber Co., Inc.	30,500	(1,375,550)

		(2,183,011)

Road & Rail — (0.7)%
Con-way, Inc.	9,200	(463,772)
Genesee & Wyoming, Inc. (Class A Stock)* .	20,500	(2,152,500)
Heartland Express, Inc.	41,800	(892,012)
Roadrunner Transportation Systems, Inc.*	9,700	(272,570)

		(3,780,854)

Semiconductors & Semiconductor Equipment — (1.3)%
Applied Micro Circuits Corp.*	78,100	(844,261)
Spansion, Inc. (Class A Stock)*	48,800	(1,028,216)
SunEdison, Inc.*	165,000	(3,729,000)
Ultratech, Inc.*	30,900	(685,362)
Veeco Instruments, Inc.*	12,400	(462,024)

		(6,748,863)

Software — (3.0)%
BroadSoft, Inc.*	30,500	(804,895)
Cadence Design Systems, Inc.*	204,900	(3,583,701)
Callidus Software, Inc.*	48,400	(577,896)
Concur Technologies, Inc.*	25,900	(2,417,506)
Ellie Mae, Inc.*	17,600	(547,888)
EnerNOC, Inc.*	28,600	(541,970)
FireEye, Inc.*	9,400	(381,170)
Fleetmatics Group PLC*	25,100	(811,734)
Guidewire Software, Inc.*	5,200	(211,432)
NetSuite, Inc.*	3,000	(260,640)
Proofpoint, Inc.*	4,200	(157,332)
QLIK Technologies, Inc.*	22,500	(508,950)
RealPage, Inc.*	8,300	(186,584)
salesforce.com, Inc.*	34,400	(1,997,952)
ServiceNow, Inc.*	38,600	(2,391,656)

		(15,381,306)

Specialty Retail — (1.2)%
Advance Auto Parts, Inc.	8,300	(1,119,836)
Cabela’s, Inc.*	20,400	(1,272,960)
Five Below, Inc.*	34,300	(1,368,913)
Monro Muffler Brake, Inc.	4,200	(223,398)
Tiffany & Co.	24,300	(2,436,075)

		(6,421,182)

Technology Hardware, Storage & Peripherals — (0.4)%
Cray, Inc.*	37,800	(1,005,480)
Fusion-io, Inc.*	50,400	(569,520)
Silicon Graphics International Corp.*	36,400	(350,168)

		(1,925,168)

Textiles, Apparel & Luxury Goods — (0.2)%
Crocs, Inc.*	22,000	(330,660)
Quiksilver, Inc.*	198,500	(710,630)

		(1,041,290)

Trading Companies & Distributors — (0.1)%
TAL International Group, Inc.*	11,600	(514,576)

Value (Note 2)
TOTAL SECURITIES SOLD SHORT (proceeds received $137,460,306)	$(151,352,560)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.9% (cost $412,506,595)	517,300,692
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 0.1%	521,239

NET ASSETS — 100.0%	$517,821,931

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(q)	The aggregate value of securities sold short is $151,352,560. Deposit with BNP Paribas combined with securities segregated as collateral in an amount of $487,514,762, exceeds the value of securities sold short as of June 30, 2014. Securities sold short are subject to contractual netting arrangements.

(u)	Represents security, of a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $487,462,851.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation(1)
Long Positions:
106	S&P 500 E-Mini	Sep. 2014	$10,223,008	$10,347,720	$124,712
10	S&P Mid 400 E-Mini	Sep. 2014	1,398,815	1,429,300	30,485

					$155,197

(1)	U.S. Treasury obligation with a market value of $ 712,472 has been segregated with Goldman Sachs to cover requirements for open futures contracts at June 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$16,543,265	$—	$—
Air Freight & Logistics	3,708,114	—	—
Airlines	7,627,727	—	—
Auto Components	6,301,283	—	—
Automobiles	2,093,430	—	—
Banks	28,012,250	—	—
Beverages	11,693,971	—	—
Biotechnology	25,318,578	—	—
Building Products	3,156,783	—	—
Capital Markets	15,254,178	—	—
Chemicals	15,295,131	—	—
Commercial Services & Supplies	3,641,212	—	—
Communications Equipment	14,209,448	—	—
Construction & Engineering	2,271,474	—	—
Consumer Finance	1,875,732	—	—
Diversified Consumer Services	1,046,702	—	—
Diversified Financial Services	4,616,297	—	—
Diversified Telecommunication Services	8,897,883	—	—
Electric Utilities	9,216,101	—	—
Electrical Equipment	7,108,564	—	—
Electronic Equipment, Instruments & Components	5,556,239	—	—
Energy Equipment & Services	16,870,594	—	—
Food & Staples Retailing	10,061,345	—	—
Food Products	12,383,736	—	—
Gas Utilities	3,966,762	—	—
Health Care Equipment & Supplies	15,763,304	—	—
Health Care Providers & Services	17,367,889	—	—
Health Care Technology	3,404,141	—	—
Hotels, Restaurants & Leisure	14,107,649	—	—
Household Durables	320,206	—	—
Household Products	5,159,806	—	—
Independent Power & Renewable Electricity Producers	2,845,650	—	—
Industrial Conglomerates	8,892,844	—	—
Insurance	12,811,754	—	—
Internet & Catalog Retail	2,559,939	—	—
Internet Software & Services	18,150,478	—	—
IT Services	13,008,286	—	—
Leisure Products	1,484,736	—	—
Life Sciences Tools & Services	3,746,897	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Machinery	$16,919,765	$—	$—
Marine	163,996	—	—
Media	21,996,011	—	—
Metals & Mining	8,476,058	—	—
Multiline Retail	5,705,385	—	—
Multi-Utilities	3,820,006	—	—
Oil, Gas & Consumable Fuels	57,792,255	—	—
Personal Products	1,227,736	—	—
Pharmaceuticals	35,935,708	—	—
Professional Services	1,677,950	—	—
Real Estate Investment Trusts (REITs)	16,946,169	—	—
Real Estate Management & Development	4,656,018	—	—
Road & Rail	12,950,236	—	—
Semiconductors & Semiconductor Equipment	21,860,463	—	—
Software	36,509,214	—	—
Specialty Retail	20,152,183	—	—
Technology Hardware, Storage & Peripherals	22,826,840	—	—
Textiles, Apparel & Luxury Goods	5,048,818	—	—
Tobacco	3,061,294	—	—
Trading Companies & Distributors	2,938,815	—	—
Wireless Telecommunication Services	46,200	—	—
Affiliated Money Market Mutual Fund	10,841,787	—	—
U.S. Treasury Obligation	—	749,967	—
Securities Sold Short – Common Stock
Aerospace & Defense	(4,089,913)	—	—
Air Freight & Logistics	(1,044,550)	—	—
Airlines	(1,735,584)	—	—
Automobiles	(720,180)	—	—
Banks	(383,045)	—	—
Biotechnology	(9,243,490)	—	—
Building Products	(4,391,984)	—	—
Capital Markets	(469,744)	—	—
Chemicals	(3,916,652)	—	—
Commercial Services & Supplies	(3,956,639)	—	—
Communications Equipment	(4,293,223)	—	—
Construction & Engineering	(1,776,330)	—	—
Containers & Packaging	(1,495,988)	—	—
Diversified Consumer Services	(1,307,023)	—	—
Electrical Equipment	(332,032)	—	—
Electronic Equipment, Instruments & Components	(1,309,866)	—	—
Energy Equipment & Services	(5,603,254)	—	—
Food Products	(2,696,888)	—	—
Gas Utilities	(391,345)	—	—
Health Care Equipment & Supplies	(5,938,324)	—	—
Health Care Providers & Services	(10,197,587)	—	—
Health Care Technology	(1,883,660)	—	—
Hotels, Restaurants & Leisure	(3,189,935)	—	—
Household Durables	(869,845)	—	—
Insurance	(519,104)	—	—
Internet Software & Services	(7,229,071)	—	—
Leisure Products	(307,840)	—	—
Life Sciences Tools & Services	(643,519)	—	—
Machinery	(3,101,745)	—	—
Media	(6,460,821)	—	—
Metals & Mining	(2,697,638)	—	—
Multiline Retail	(677,160)	—	—
Multi-Utilities	(755,832)	—	—
Oil, Gas & Consumable Fuels	(13,245,721)	—	—
Pharmaceuticals	(3,922,032)	—	—
Professional Services	(2,558,746)	—	—
Real Estate Investment Trusts (REITs)	(2,183,011)	—	—
Road & Rail	(3,780,854)	—	—
Semiconductors & Semiconductor Equipment	(6,748,863)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Software	$(15,381,306)	$—	$—
Specialty Retail	(6,421,182)	—	—
Technology Hardware, Storage & Peripherals	(1,925,168)	—	—
Textiles, Apparel & Luxury Goods	(1,041,290)	—	—
Trading Companies & Distributors	(514,576)	—	—
Other Financial Instruments*
Futures	155,197	—	—

Total	$516,705,922	$749,967	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 were as follows:

Oil, Gas & Consumable Fuels	11.2%
Software	7.1
Pharmaceuticals	6.9
Banks	5.4
Biotechnology	4.9
Technology Hardware, Storage & Peripherals	4.4
Media	4.2
Semiconductors & Semiconductor Equipment	4.2
Specialty Retail	3.9
Internet Software & Services	3.5
Health Care Providers & Services	3.4
Real Estate Investment Trusts (REITs)	3.3
Machinery	3.3
Energy Equipment & Services	3.3
Aerospace & Defense	3.2
Health Care Equipment & Supplies	3.0
Chemicals	3.0
Capital Markets	2.9
Communications Equipment	2.7
Hotels, Restaurants & Leisure	2.7
IT Services	2.5
Road & Rail	2.5
Insurance	2.5
Food Products	2.4
Beverages	2.3
Affiliated Money Market Mutual Fund	2.1
Food & Staples Retailing	1.9
Electric Utilities	1.8
Diversified Telecommunication Services	1.7
Industrial Conglomerates	1.7
Metals & Mining	1.6
Airlines	1.5
Electrical Equipment	1.4
Auto Components	1.2
Multiline Retail	1.1
Electronic Equipment, Instruments & Components	1.1
Household Products	1.0
Textiles, Apparel & Luxury Goods	1.0
Real Estate Management & Development	0.9
Diversified Financial Services	0.9
Gas Utilities	0.8
Multi-Utilities	0.7
Life Sciences Tools & Services	0.7
Air Freight & Logistics	0.7
Commercial Services & Supplies	0.7
Health Care Technology	0.7
Building Products	0.6
Tobacco	0.6
Trading Companies & Distributors	0.6
Independent Power & Renewable Electricity Producers	0.5
Internet & Catalog Retail	0.5
Construction & Engineering	0.4
Automobiles	0.4
Consumer Finance	0.4
Professional Services	0.3

Leisure Products	0.3%
Personal Products	0.2
Diversified Consumer Services	0.2
U.S. Treasury Obligation	0.1
Household Durables	0.1
Leisure Products	(0.1)
Electrical Equipment	(0.1)
Banks	(0.1)
Gas Utilities	(0.1)
Capital Markets	(0.1)
Trading Companies & Distributors	(0.1)
Insurance	(0.1)
Life Sciences Tools & Services	(0.1)
Multiline Retail	(0.1)
Automobiles	(0.1)
Multi-Utilities	(0.1)
Household Durables	(0.2)
Textiles, Apparel & Luxury Goods	(0.2)
Air Freight & Logistics	(0.2)
Diversified Consumer Services	(0.2)
Electronic Equipment, Instruments & Components	(0.3)
Containers & Packaging	(0.3)
Airlines	(0.3)
Construction & Engineering	(0.3)
Health Care Technology	(0.4)
Technology Hardware, Storage & Peripherals	(0.4)
Real Estate Investment Trusts (REITs)	(0.4)
Professional Services	(0.5)
Food Products	(0.5)
Metals & Mining	(0.5)
Machinery	(0.6)
Hotels, Restaurants & Leisure	(0.6)
Road & Rail	(0.7)
Chemicals	(0.8)
Pharmaceuticals	(0.8)
Commercial Services & Supplies	(0.8)
Aerospace & Defense	(0.8)
Communications Equipment	(0.8)
Building Products	(0.8)
Energy Equipment & Services	(1.1)
Health Care Equipment & Supplies	(1.1)
Specialty Retail	(1.2)
Media	(1.2)
Semiconductors & Semiconductor Equipment	(1.3)
Internet Software & Services	(1.4)
Biotechnology	(1.8)
Health Care Providers & Services	(2.0)
Oil, Gas & Consumable Fuels	(2.6)
Software	(3.0)

99.9
Other assets in excess of liabilities	0.1

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker-variation margin	$155,197	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$960,429

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(78,833)

For the period ended June 30, 2014, the Portfolio’s average value at trade date for futures long position was $9,087,375.

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Unaffiliated investments (cost $539,125,114)	$657,811,465
Affiliated investments (cost $10,841,787)	10,841,787
Deposit with broker	51,911
Dividends and interest receivable	583,047
Receivable for fund share sold	395,996
Due from broker—variation margin	8,633
Prepaid expenses	570

Total Assets	669,693,409

LIABILITIES:
Securities sold short, at value (proceeds received
$137,460,306)	151,352,560
Payable for fund share repurchased	211,923
Advisory fees payable	196,995
Accrued expenses and other liabilities	68,320
Dividends payable on securities sold short	35,672
Distribution fee payable	5,643
Affiliated transfer agent fee payable	365

Total Liabilities	151,871,478

NET ASSETS	$517,821,931

Net assets were comprised of:
Paid-in capital	$355,959,151
Retained earnings	161,862,780

Net assets, June 30, 2014	$517,821,931

Net asset value and redemption price per share, $517,821,931 / 26,126,801 outstanding shares of beneficial interest	$19.82

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $165 foreign withholding tax)	$5,614,987
Affiliated dividend income	5,948
Interest income	151

5,621,086

EXPENSES
Advisory fees	2,369,070
Distribution fee	240,224
Broker fees and expenses on short sales	601,120
Dividends on securities sold short	264,553
Custodian and accounting fees	54,000
Audit fee	19,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Shareholders’ reports	2,000
Miscellaneous	6,850

Total expenses	3,577,817

NET INVESTMENT INCOME	2,043,269

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	39,948,426
Futures transactions	960,429
Short sales transactions	(8,037,466)
Foreign currency transactions	6,650

32,878,039

Net change in unrealized appreciation (depreciation) on:
Investments	8,025,853
Futures	(78,833)
Short sales	3,958,044

11,905,064

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	44,783,103

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,826,372

STATEMENT OF CASH FLOWS

(Unaudited)

Six Months Ended June 30, 2014

INCREASE (DECREASE) IN CASH
CASH FLOWS PROVIDED FROM OPERATING ACTIVITIES:
Interest and dividends received	$5,790,286
Operating expenses paid	(2,702,878)
Dividends paid on securities sold short	(269,102)
Broker fees and expense on short sales	(601,120)
Purchases of long-term portfolio investments	(286,133,206)
Purchases of short-term portfolio investments	(4,155,167)
Proceeds from disposition of long-term portfolio investments	284,152,756
Net payments from cover of short sales	12,137,983
Net payment for futures transactions	921,089
Increase in other assets	1,490

NET CASH PROVIDED FROM OPERATING ACTIVITIES	9,142,131

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from fund share sold	24,430,101
Payment of fund share repurchased	(33,585,234)

NET CASH USED FOR FINANCING ACTIVITIES	(9,155,133)

Net change in cash	(13,002)
Cash at beginning of period	13,002

CASH AT END OF PERIOD	$—

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET CASH PROVIDED FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$46,826,372

Decrease in investments	6,918,820
Net realized gain on investment and foreign currency transactions	(32,878,039)
Increase in net unrealized appreciation on investments	(11,905,064)
Decrease in interest and dividends receivable	172,991
Increase in deposit with broker	(19,134)
Decrease in due from broker—variation margin	18,137
Decrease in prepaid expenses	3,331
Decrease in dividends payable for securities sold short	(4,549)
Increase in accrued expenses and other liabilities	9,266

Total adjustments	(37,684,241)

NET CASH PROVIDED FROM OPERATING ACTIVITIES	$9,142,131

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,043,269	$3,901,856
Net realized gain on investment and foreign currency transactions	32,878,039	64,783,461
Net change in unrealized appreciation (depreciation) on investments	11,905,064	60,339,933

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	46,826,372	129,025,250

FUND SHARE TRANSACTIONS:
Fund share sold [1,309,459 and 3,693,862 shares, respectively]	24,825,708	57,250,670
Fund share repurchased [1,820,955 and 7,664,767 shares, respectively]	(33,655,451)	(122,782,507)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(8,829,743)	(65,531,837)

TOTAL INCREASE IN NET ASSETS	37,996,629	63,493,413
NET ASSETS:
Beginning of period	479,825,302	416,331,889

End of period	$517,821,931	$479,825,302

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%
	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio*	167,970	$1,792,239
AST AQR Large-Cap Portfolio*	5,167,267	65,107,561
AST ClearBridge Dividend Growth Portfolio*	2,559,073	32,551,412
AST Federated Aggressive Growth Portfolio*	404,404	5,657,617
AST Goldman Sachs Large-Cap Value Portfolio*	632,801	16,231,355
AST Goldman Sachs Mid-Cap Growth Portfolio*	161,773	1,177,707
AST Goldman Sachs Small-Cap Value Portfolio*	151,072	2,684,543
AST Goldman Sachs Strategic Income Portfolio*	796,582	7,949,889
AST Herndon Large-Cap Value Portfolio*	911,037	12,171,459
AST High Yield Portfolio*	366,152	3,159,892
AST International Growth Portfolio*	3,023,342	42,629,122
AST International Value Portfolio*	2,257,097	42,343,149
AST Jennison Large-Cap Growth Portfolio*	580,252	11,564,413
AST Jennison Large-Cap Value Portfolio*	680,224	12,223,628
AST Large-Cap Value Portfolio*	561,511	12,179,167
AST Loomis Sayles Large-Cap Growth Portfolio*	1,010,346	30,674,119
AST Lord Abbett Core Fixed Income Portfolio*	681,759	8,024,301
AST MFS Growth Portfolio*	1,465,966	22,971,687
AST MFS Large-Cap Value Portfolio*	841,690	12,154,001
AST Mid-Cap Value Portfolio*	67,314	1,287,709
AST Money Market Portfolio*	112,596	112,596
AST Neuberger Berman Core Bond Portfolio*	468,431	5,012,217
AST Neuberger Berman Mid-Cap Growth Portfolio*	35,625	1,179,533
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	49,040	1,286,797
AST Parametric Emerging Markets Equity Portfolio*	162,489	1,559,896
AST PIMCO Limited Maturity Bond Portfolio*	298,175	3,109,966

	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS (continued)
AST PIMCO Total Return Bond Portfolio*	1,579,162	$20,071,145
AST Prudential Core Bond Portfolio*	3,089,685	34,110,120
AST QMA Emerging Markets Equity Portfolio*	108,999	1,120,513
AST QMA Large-Cap Portfolio*	5,062,020	64,996,331
AST Small-Cap Growth Portfolio*	274,144	8,429,913
AST Small-Cap Value Portfolio*	578,739	12,385,009
AST T. Rowe Price Equity Income Portfolio*	1,242,208	16,248,083
AST T. Rowe Price Large-Cap Growth Portfolio*	541,541	11,518,575
AST T. Rowe Price Natural Resources Portfolio*	26,031	678,113
AST Western Asset Core Plus Bond Portfolio*	2,247,383	25,058,315
AST Western Asset Emerging Markets Debt Portfolio*	452,771	4,731,454

TOTAL AFFILIATED MUTUAL FUNDS (cost $484,079,029)(w)		556,143,546

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $3,042,743)(w)(Note 4)	3,042,743	3,042,743

TOTAL INVESTMENTS — 100.0% (cost $487,121,772)		559,186,289
OTHER ASSETS IN EXCESS OF LIABILITIES		63,956

NET ASSETS — 100.0%		$559,250,245

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$559,186,289	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST QUANTITATIVE MODELING PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 were as follows:

Investment Type
Large/Mid-Cap Growth	40.3%
Core Bonds	18.5
Large/Mid-Cap Value	12.1
International Growth	7.6
International Value	7.6
Large/Mid-Cap Blend	5.8

Small-Cap Value	2.7%
Small-Cap Growth	2.5
Emerging Markets	1.6
High Yield	0.6
Money Market	0.6
Sector	0.1

100.0
Other assets in excess of liabilities	— *

100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST QUANTITATIVE MODELING PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Affiliated investments (cost $487,121,772)	$559,186,289
Receivable for fund share sold	1,437,215
Dividends receivable	404
Prepaid expenses	64

Total Assets	560,623,972

LIABILITIES:
Payable for investments purchased	1,286,653
Accrued expenses and other liabilities	44,915
Advisory fees payable	41,378
Payable for fund share repurchased	416
Affiliated transfer agent fee payable	365

Total Liabilities	1,373,727

NET ASSETS	$559,250,245

Net assets were comprised of:
Paid-in capital	$458,553,657
Retained earnings	100,696,588

Net assets, June 30, 2014	$559,250,245

Net asset value and redemption price per share, $559,250,245 / 42,792,181 outstanding shares of beneficial interest	$13.07

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Affiliated dividend income	$2,280

EXPENSES
Advisory fees	604,601
Custodian and accounting fees	41,000
Audit fee	10,000
Trustees’ fees	7,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	4,763

Total expenses	679,364

NET INVESTMENT LOSS	(677,084)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions (including affiliated $5,953,439)	5,953,439
Net change in unrealized appreciation (depreciation) on investments (including affiliated $19,857,025)	19,857,025

NET GAIN ON INVESTMENTS	25,810,464

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,133,380

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(677,084)	$(889,166)
Net realized gain on investment transactions	5,953,439	20,964,084
Net change in unrealized appreciation (depreciation) on investments	19,857,025	41,296,905

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	25,133,380	61,371,823

FUND SHARE TRANSACTIONS:
Fund share sold [8,570,294 and 14,646,174 shares, respectively]	107,731,675	166,572,031
Fund share repurchased [283,798 and 138,518 shares, respectively]	(3,604,156)	(1,546,872)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	104,127,519	165,025,159

TOTAL INCREASE IN NET ASSETS	129,260,899	226,396,982
NET ASSETS:
Beginning of period	429,989,346	203,592,364

End of period	$559,250,245	$429,989,346

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 100.5% ASSET-BACKED SECURITIES — 3.7%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities — 1.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 144A	2.802%		05/20/18	1,850	$1,920,544
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	1,400	1,415,378
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,600	1,599,142
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 144A	2.970%		02/20/20	2,130	2,200,754
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	8,170	8,228,571
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	6.900%	(c)	04/10/28	2,846	3,000,049
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2, 144A	1.504%	(c)	03/25/36	2,400	2,467,601
Greenpoint Manufactured Housing, Series 1999-2, Class A2	2.913%	(c)	03/18/29	2,750	2,404,087
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.270%		06/15/29	4,493	4,525,126
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2	3.535%	(c)	06/19/29	1,300	1,131,000
Greenpoint Manufactured Housing, Series 1999-4, Class A2	3.657%	(c)	02/20/30	1,300	1,131,000
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 144A	1.830%		08/25/19	2,250	2,237,659
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2	3.650%	(c)	02/20/32	1,650	1,510,151
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IIA2	3.656%	(c)	03/13/32	2,625	2,363,747
National Collegiate Student Loan Trust, Series 2006-3, Class A4	0.420%	(c)	03/26/29	10,500	9,554,990
Nelnet Student Loan Trust, Series 2005-4, Class A4R2	0.801%	(c)	03/22/32	6,700	6,307,199
Northstar Education Finance, Inc., Series 2007-1, Class A6	1.538%	(c)	01/29/46	5,925	5,409,869
SLM Student Loan Trust, Series 2012-6, Class A3	0.908%	(c)	05/26/26	1,700	1,731,081
South Carolina Student Loan Corp., Series 2010-1, Class A3	1.326%	(c)	10/27/36	2,500	2,466,925

					61,604,873

Residential Mortgage-Backed Securities — 1.9%
ACE Securities Corp Home Equity Loan Trust, Series 2003-NC1, Class M1	1.320%	(c)	07/25/33	1,808	1,720,295
Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A	0.842%	(c)	04/25/34	1,855	1,837,433
Argent Securities, Inc., Series 2004-W8, Class A2	1.110%	(c)	05/25/34	9,756	9,605,912
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3	0.720%	(c)	09/25/34	907	882,768
Bear Stearns Asset-Backed Securities Trust, Series 2007-SD1, Class 22A1	2.567%	(c)	10/25/36	259	194,313
Citigroup Mortgage Loan Trust, Inc., Series 2005-SHL1, Class M1, 144A	0.900%	(c)	07/25/44	8,579	8,057,654

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	1.157%	(c)	07/25/34	1,176	$1,108,130
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	5.071%	(c)	04/25/35	3,541	3,068,982
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	0.480%	(c)	07/25/36	1,235	921,612
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	0.305%	(c)	11/15/36	234	195,709
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	0.305%	(c)	11/15/36	447	378,549
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1	5.803%		11/25/32	5,621	5,703,217
Fremont Home Loan Trust, Series 2003-B, Class M1	1.200%	(c)	12/25/33	1,593	1,506,682
GSAA Home Equity Trust, Series 2007-4, Class A3A	0.454%	(c)	03/25/37	3,017	1,865,336
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T5, Class AT5, 144A	1.979%		08/15/46	4,725	4,749,570
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.172%	(c)	10/25/33	1,637	1,539,495
NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C	1.210%	(c)	12/25/33	1,466	1,371,968
People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1	1.050%	(c)	10/25/34	1,565	1,470,567
RAMP Series Trust, Series 2006-RZ1, Class M2	0.570%	(c)	03/25/36	10,000	8,350,910
RAMP Series Trust, Series 2006-RZ4, Class A3	0.420%	(c)	10/25/36	3,350	2,762,296
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	0.392%	(c)	11/25/36	3,822	2,002,819
Saxon Asset Securities Trust, Series 2005-1, Class M1	0.844%	(c)	05/25/35	4,434	4,151,420
Soundview Home Equity Loan Trust, Series 2004-WMC1, Class M1	0.900%	(c)	01/25/35	2,383	2,120,024
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	5.645%	(c)	10/25/36	210	209,418

					65,775,079

TOTAL ASSET-BACKED SECURITIES (cost $124,702,634)					127,379,952

BANK LOANS(c) — 3.0%
Advertising — 0.1%
Visant Corp., Tranche Term Loan B	5.250%		12/22/16	1,442	1,433,597

Aerospace & Defense — 0.1%
Accudyne Industries Borrower SCA (Luxembourg), Refinancing Term Loan	4.000%		12/13/19	2,262	2,253,303

Airlines — 0.1%
American Airlines, Inc., Term Loan B	3.750%		06/27/19	2,376	2,380,666

Commercial Services & Supplies — 0.1%
Language Line LLC, Tranche Term Loan B	6.250%		06/20/16	1,431	1,432,176
Monitronics International, Inc., Term Loan B (2013)	4.250%		03/23/18	2,977	2,981,984

					4,414,160

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

BANK LOANS(c) (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Computer Services & Software — 0.1%
First Data Corp., 2018 Dollar Term Loan	4.154%	03/24/18	2,009	$2,010,970
First Data Corp., 2018B New Term Loan	4.154%	09/24/18	350	350,510
SunGard Data Systems, Inc., Tranche Term Loan E	4.000%	03/08/20	1,092	1,095,075

				3,456,555

Construction & Engineering — 0.1%
American Builders & Contractors Supply Co., Inc., Term Loan B	3.500%	04/16/20	1,787	1,780,638

Diversified Consumer Services — 0.1%
ServiceMaster Co., Term Loan C	4.250%	01/31/17	2,709	2,708,265

Diversified Financial Services — 0.1%
Flying Fortress, Inc., New Loans	3.500%	06/30/17	1,490	1,487,206
Nielsen Finance LLC, Dollar Term Loan B-2	3.151%	05/01/16	1,853	1,852,851

				3,340,057

Diversified Manufacturing
Freedom Group, Inc., Term Loan B	5.500%	04/19/19	798	803,459

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA, Term Loan B-2	3.750%	06/30/19	2,299	2,302,349
Telesat Canada, Inc. (Canada), U.S. Term Loan B-2	3.500%	03/08/19	1,470	1,466,465
Windstream Corp., Tranche Term Loan B-4	3.500%	01/23/20	742	739,446

				4,508,260

Energy Equipment & Services — 0.3%
Energy Future Intermediate Holding Co. LLC, Term Loan 1	4.250%	04/28/16	11,540	11,612,125

Environmental Control
ADS Waste Holdings, Inc., Initial Tranche Term Loan B-2	3.750%	10/09/19	1,158	1,151,829

Food & Staples Retailing — 0.3%
ARAMARK Corp., Term Loan	3.250%	07/26/16	321	319,108
ARAMARK Corp., U.S. Term Loan F	3.250%	02/24/21	2,075	2,064,131
Big Heart Pet Brands, Term Loan	3.500%	03/08/20	2,425	2,406,325
HJ Heinz Co., Term Loan B-1	3.250%	06/07/19	515	515,312
HJ Heinz Co., Term Loan B-2	3.500%	06/05/20	1,881	1,893,922
SUPERVALU, Inc., New Term Loan	4.500%	03/21/19	2,440	2,438,125

				9,636,923

Health Care Providers & Services — 0.1%
Envision Healthcare Corp., Term Loan	4.000%	05/25/18	1,199	1,200,150
Radnet Management, Inc., Tranche Term Loan B	4.250%	10/10/18	2,955	2,960,563

				4,160,713

Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc., Term Loan B-6	5.402%	01/28/18	962	887,468
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Initial Term Loan	3.500%	09/23/20	3,199	3,191,756
Landry’s, Inc., New Term Loan	4.000%	04/19/18	4,733	4,738,437

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

BANK LOANS(c) (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Wendy’s International, Inc., Term Loan B	3.250%		05/15/19	2,433	$2,435,714

					11,253,375

Independent Power & Renewable Electricity Producers — 0.1%
NRG Energy, Inc., Term Loan (2013)	2.750%		07/01/18	2,376	2,369,339

Machinery — 0.1%
Gardner Denver, Inc., Initial Dollar Term Loan	4.250%		07/30/20	2,035	2,033,585

Media — 0.3%
Charter Communications Operating LLC, Term Loan F	3.000%		01/03/21	2,475	2,436,328
CSC Holdings LLC, Term Loan B	2.650%		04/17/20	1,679	1,658,497
Univision Communications, Inc., Replacement First-Lien Term Loan	4.000%		03/01/20	3,362	3,358,029
Virgin Media Investment Holdings Ltd., Facility B	3.500%		02/06/20	2,380	2,370,480

					9,823,334

Metals & Mining — 0.1%
FMG Resources (August 2006) Pty Ltd., Term Loan	3.750%		10/18/17	1,772	1,773,085
Schaeffler AG, Facility E	3.750%		05/12/20	1,500	1,505,310
Walter Energy, Inc., Term Loan B	7.250%		04/01/18	1,401	1,353,120

					4,631,515

Miscellaneous Manufacturing — 0.1%
Wilsonart International Holding LLC, Tranche Term Loan B	4.000%		10/31/19	1,493	1,483,172

Oil, Gas & Consumable Fuels
EquiPower Resources Holdings LLC, Term Loan B	4.250%		12/27/18	974	976,618

Pharmaceuticals — 0.1%
Par Pharmaceutical, Inc., Term Loan B-2	4.000%		09/30/19	2,551	2,549,099

Retail & Merchandising — 0.3%
Gymboree Corp. (The), Term Loan	5.000%		02/23/18	5,828	4,973,163
J. Crew Group, Inc., Initial Loan	4.000%		03/07/18	496	489,196
Michaels Stores, Inc., Term Loan B	3.750%		01/28/20	1,931	1,926,019
Party City Holdings, Inc., 2014 Replacement Term Loan	4.000%		07/27/19	3,281	3,258,965

					10,647,343

Textiles, Apparel & Luxury Goods
Phillips-Van Heusen Corp., Tranche Term Loan B	3.250%		02/13/20	803	808,224

TOTAL BANK LOANS (cost $100,839,815)					100,216,154

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.0%
ACRE Commercial Mortgage Trust, Series 2013-FL1, Class C, 144A	3.155%	(c)	06/15/30	460	465,342
ACRE Commercial Mortgage Trust, Series 2013-FL1, Class D, 144A	4.555%	(c)	06/15/30	1,680	1,716,898
Americold LLC Trust, Series 2010-ARTA, Class A2FX, 144A	4.954%		01/14/29	1,000	1,100,517

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM	5.448%		09/10/47	400	$430,083
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AJ	5.591%	(c)	06/10/49	3,139	3,277,279
Bayview Commercial Asset Trust, Series 2006-4A, Class A1, 144A	0.380%	(c)	12/25/36	3,708	3,352,265
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AJ	5.888%	(c)	06/11/50	1,340	1,376,953
CD Commercial Mortgage Securities Trust, Series 2006-CD2, Class AJ	5.391%	(c)	01/15/46	4,995	4,708,122
CD Commercial Mortgage Securities Trust, Series 2006-CD2, Class AM	5.352%	(c)	01/15/46	500	530,755
CD Commercial Mortgage Securities Trust, Series 2006-CD3, Class AJ	5.688%		10/15/48	1,830	1,768,450
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 144A	3.160%	(c)	02/15/31	3,340	3,344,389
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A	3.369%		03/13/35	370	373,573
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.482%		10/15/49	1,460	1,478,092
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJA	6.341%	(c)	12/10/49	750	754,511
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%	(c)	04/15/47	1,225	1,348,171
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A3	2.822%		10/15/45	320	315,093
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class AM	4.300%		10/10/46	900	958,201
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class B	4.762%	(c)	10/10/46	390	419,840
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class C	5.086%	(c)	10/10/46	190	205,365
Commercial Mortgage Pass-Through Certificates, Series 2013-SFS, Class A2, 144A	3.086%	(c)	04/12/35	1,650	1,628,486
Commercial Mortgage Pass-Through Certificates, Series 2014-CR17, Class XA, IO	1.380%	(c)	05/10/47	43,215	3,422,023
Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA, Class D, 144A	3.250%	(c)	06/15/34	4,760	4,760,000
Commercial Mortgage Trust, Series 2006-GG7, Class AM	6.015%	(c)	07/10/38	1,549	1,680,447
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AJ	5.749%	(c)	01/15/49	1,500	1,514,685
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AM	5.615%	(c)	01/15/49	2,759	3,023,635
Equity Mortgage Trust, Series 2014-INNS, Class D, 144A	2.501%	(c)	05/08/31	3,290	3,290,296
Extended Stay America Trust, Series 2013-ESH7, Class A27, 144A	2.958%		12/05/31	980	994,273
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.363%	(c)	04/25/20	25,193	1,302,558
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.663%	(c)	06/25/20	13,338	1,003,981
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.827%	(c)	07/25/21	15,436	1,466,620
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	1.726%	(c)	10/25/21	1,877	173,716
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class X1, IO	1.588%	(c)	12/25/21	6,151	519,763

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	1.022%	(c)	09/25/22	5,325	$311,725
Government National Mortgage Assoc., Series 2012-100, Class IO, IO	0.826%	(c)	08/16/52	8,439	559,642
Government National Mortgage Assoc., Series 2013-85, Class IA, IO	0.834%	(c)	03/16/47	51,749	3,203,115
Government National Mortgage Assoc., Series 2013-153, Class AB	2.900%	(c)	06/16/44	3,087	3,173,706
Government National Mortgage Assoc., Series 2013-154, Class AB	2.900%	(c)	02/16/44	9,700	9,841,194
Government National Mortgage Assoc., Series 2013-178, Class A	2.250%		03/16/35	2,188	2,233,587
Government National Mortgage Assoc., Series 2013-178, Class IO, IO	0.946%	(c)	06/16/55	8,384	540,707
GS Mortgage Securities Corp. II, Series 2013-GC16, Class B	5.161%	(c)	11/10/46	1,440	1,585,791
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM	5.882%	(c)	02/12/51	1,240	1,394,260
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AMFX	5.930%	(c)	02/12/51	300	336,561
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ	5.502%	(c)	06/12/47	8,190	8,178,321
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INMZ, Class A	6.383%		06/15/29	7,000	7,015,617
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class C	5.251%	(c)	11/15/45	840	909,140
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B	4.887%	(c)	01/15/47	540	589,382
LB Commercial Mortgage Trust, Series 2007-C3, Class AM	6.090%	(c)	07/15/44	1,180	1,319,048
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM	6.370%	(c)	09/15/45	1,050	1,196,066
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AJ	5.802%	(c)	08/12/43	3,460	3,559,496
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ	6.193%	(c)	09/12/49	7,630	7,409,302
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, IO, 144A	2.029%	(c)	08/15/45	8,439	758,515
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class AS	3.476%		11/15/45	800	809,928
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS	3.214%		02/15/46	1,192	1,177,462
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AJ	5.399%		12/15/43	3,920	3,655,349
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4	6.105%	(c)	06/11/49	451	498,812
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class AJ	5.909%	(c)	06/11/49	3,480	3,311,160
PFP III Ltd. (Cayman Islands), Series 2014-1, Class D, 144A	4.005%	(c)	06/14/31	2,720	2,743,074
RBSCF Trust, Series 2013-GSP, Class A, 144A	3.834%	(c)	01/13/32	3,149	3,293,256
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class AS, 144A	3.317%		12/10/45	990	980,483
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class XA, IO, 144A	1.874%	(c)	12/10/45	9,881	1,075,779
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ	5.825%	(c)	07/15/45	1,000	1,023,744

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ	5.632%	(c)	10/15/48	2,890	$2,963,270
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AM	5.383%		12/15/43	1,000	1,087,812
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ	5.660%	(c)	04/15/47	1,420	1,482,423
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	1.738%	(c)	06/15/45	17,667	1,629,268
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class D, 144A	4.608%	(c)	12/15/45	2,950	2,843,511
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class XA, IO	1.503%	(c)	03/15/47	12,237	1,017,130

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $135,337,978)					136,412,018

CORPORATE BONDS — 33.2%
Advertising — 0.1%
WPP Finance UK (United Kingdom), Gtd. Notes	8.000%		09/15/14	2,270	2,303,828

Aerospace & Defense — 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes	4.875%		02/15/20	2,400	2,736,245
Raytheon Co., Sr. Unsec’d. Notes	3.125%		10/15/20	1,330	1,375,720
United Technologies Corp., Sr. Unsec’d. Notes	4.500%		06/01/42	2,150	2,251,833

					6,363,798

Airlines — 0.2%
Delta Air Lines 2007-1 Class A Pass-Through Trust, Series 071A, Pass-Through Certificates	6.821%		02/10/24	2,765	3,262,780
Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, Pass-Through Certificates	7.750%		06/17/21	1,198	1,407,241
UAL 2009-2A Pass-Through Trust, Series 09-2, Pass-Through Certificates	9.750%		07/15/18	944	1,080,343
United Airlines, Inc., Sr. Sec’d. Notes, 144A	6.750%		09/15/15	1,480	1,492,950

					7,243,314

Automobiles — 0.7%
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	8.000%		06/15/19	1,290	1,401,263
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.300%		07/31/15	350	352,838
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.625%		09/15/16	4,920	5,083,413
Eaton Corp., Gtd. Notes	1.500%		11/02/17	950	951,177
Eaton Corp., Gtd. Notes	2.750%		11/02/22	8,610	8,337,011
Eaton Corp., Gtd. Notes	4.150%		11/02/42	2,190	2,119,051
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	5,170	5,226,813

					23,471,566

Banks — 6.3%
ANZ National International Ltd. (New Zealand), Gtd. Notes, 144A	1.850%		10/15/15	1,810	1,837,241
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	2,830	2,863,289
Bank of America Corp., Sr. Unsec’d. Notes	3.875%		03/22/17	4,580	4,884,959
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		07/01/20	600	690,260
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,500	1,740,575
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	490	552,681

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16	40	$44,336
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	990	1,222,829
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	3.300%		01/11/23	5,520	5,440,821
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	4,970	5,072,039
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	7,280	7,505,629
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%		04/01/44	3,800	3,921,353
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	3,450	3,850,855
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	7,430	7,882,806
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	5.650%		05/01/18	1,840	2,085,708
Bank of America Corp., Sub. Notes	5.420%		03/15/17	1,500	1,650,303
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	3.850%		01/22/15	1,610	1,639,759
BBVA US Sr. SAU (Spain), Bank Gtd. Notes	4.664%		10/09/15	610	637,763
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN	2.375%		09/14/17	2,500	2,560,003
BPCE SA (France), Sub. Notes, 144A	5.150%		07/21/24	1,140	1,203,504
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.000%		08/01/23	2,290	2,344,387
Citigroup, Inc., Jr. Sub. Notes	5.900	%(c)	12/29/49	1,000	1,010,000
Citigroup, Inc., Jr. Sub. Notes(a)	5.950	%(c)	07/29/49	1,510	1,525,100
Citigroup, Inc., Series D, Jr. Sub. Notes	5.350	%(c)	04/29/49	1,760	1,688,500
Citigroup, Inc., Series M, Jr. Sub. Notes	6.300	%(c)	12/29/49	2,710	2,760,813
Citigroup, Inc., Sr. Unsec’d. Notes	3.953%		06/15/16	4,400	4,642,334
Citigroup, Inc., Sr. Unsec’d. Notes	6.010%		01/15/15	4,491	4,626,386
Citigroup, Inc., Sr. Unsec’d. Notes, MTN	5.500%		10/15/14	809	820,679
Citigroup, Inc., Sub. Notes(a)	4.050%		07/30/22	300	307,349
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	1,070	1,116,061
Citigroup, Inc., Sub. Notes(a)	5.500%		09/13/25	5,840	6,514,339
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	1,620	1,855,222
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes	1.250%		09/18/15	5,600	5,656,465
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	3.750%		10/15/14	2,380	2,403,381
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	5.000%		10/15/19	1,220	1,378,515
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Bank Gtd. Notes	4.625%		12/01/23	6,130	6,479,073
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Bank Gtd. Notes(a)	5.750%		12/01/43	2,500	2,880,873
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Jr. Sub. Notes, 144A	11.000	%(c)	12/29/49	3,985	5,350,620
Credit Agricole SA (France), Jr. Sub. Notes, 144A(a)	8.375	%(c)	10/29/49	4,500	5,315,625
HBOS PLC (United Kingdom), Sub. Notes, MTN, 144A	6.750%		05/21/18	220	253,446
HSBC Holdings PLC (United Kingdom), Sub. Notes(a)	4.250%		03/14/24	2,700	2,778,640
ING Bank NV (Netherlands), Sub. Notes, 144A(a)	5.800%		09/25/23	5,250	5,914,125
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16	1,000	1,027,904
Intesa Sanpaolo SpA (Italy), Gtd. Notes, 144A(a)	5.017%		06/26/24	10,420	10,543,112
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.625%		08/12/15	1,430	1,461,038
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	1.600%		08/07/15	1,530	1,549,410
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	800	828,825

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.875%		05/13/21	4,250	$4,613,486
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	7.648%	(c)	08/29/49	420	508,200
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	280	285,775
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	6.400%		10/21/19	3,100	3,650,160
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	5.125%		05/28/24	2,150	2,183,108
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%		12/19/23	4,400	4,757,302
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes(a)	6.100%		06/10/23	4,490	4,914,727
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	2,060	2,253,092
Royal Bank of Scotland NV (Netherlands), Bank Gtd. Notes	4.650%		06/04/18	1,400	1,473,727
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	3.724%		01/20/15	1,090	1,106,130
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	3.781%		10/07/15	2,400	2,479,032
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A	5.700%		03/26/44	7,670	8,039,403
State Street Corp., Jr. Sub. Notes	4.956%		03/15/18	7,030	7,712,578
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	3.100%		01/14/16	730	755,372
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	3.150%		07/22/15	2,010	2,065,476
UBS AG (Switzerland), Sr. Unsec’d. Notes	3.875%		01/15/15	756	770,455
Wachovia Capital Trust III, Ltd. Gtd. Notes	5.570%	(c)	03/29/49	6,530	6,334,100
Wachovia Corp., Sr. Unsec’d. Notes, MTN	5.750%		02/01/18	920	1,053,211
Wells Fargo & Co., Sr. Unsec’d. Notes	1.500%		01/16/18	1,420	1,417,577
Wells Fargo & Co., Sr. Unsec’d. Notes	3.676%		06/15/16	2,470	2,606,598
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.600%		04/01/21	7,340	8,167,570
Wells Fargo & Co., Sub. Notes	3.450%		02/13/23	1,400	1,393,150
Wells Fargo & Co., Sub. Notes	5.375%		11/02/43	2,270	2,497,089
Wells Fargo & Co., Sub. Notes(a)	5.606%		01/15/44	1,731	1,983,131
Wells Fargo & Co., Series l, Sr. Unsec’d. Notes, MTN	3.750%		10/01/14	300	302,583
Wells Fargo Capital X, Ltd. Gtd. Notes	5.950%		12/01/86	1,400	1,428,000

					215,069,967

Beverages — 1.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	7,580	7,263,429
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%		04/15/20	1,380	1,569,540
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%		01/15/20	6,620	7,642,777
Diageo Capital PLC (United Kingdom), Gtd. Notes	4.828%		07/15/20	3,330	3,753,922
Diageo Investment Corp. (United Kingdom), Gtd. Notes	2.875%		05/11/22	4,795	4,771,174
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.400%		10/01/17	3,060	3,058,528
Molson Coors Brewing Co., Gtd. Notes	3.500%		05/01/22	330	333,577
PepsiCo, Inc., Sr. Unsec’d. Notes	0.700%		08/13/15	3,790	3,800,623

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Beverages (continued)
PepsiCo, Inc., Sr. Unsec’d. Notes	4.000%		03/05/42	710	$677,938
PepsiCo, Inc., Sr. Unsec’d. Notes	7.900%		11/01/18	992	1,234,778
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	4.450%		01/15/22	6,780	7,228,192
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	5.500%		01/15/42	1,140	1,266,849

					42,601,327

Biotechnology
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/22/24	1,700	1,715,035

Capital Markets — 1.5%
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	6.400%		10/02/17	3,210	3,700,908
Goldman Sachs Capital II, Ltd. Gtd. Notes	4.000%	(c)	12/29/49	3,030	2,424,000
Goldman Sachs Group, Inc. (The), Series D, Sr. Unsec’d. Notes(a)	6.000%		06/15/20	3,750	4,371,019
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.375%		01/22/18	3,140	3,188,783
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%		07/19/18	400	412,108
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.000%		03/03/24	2,610	2,656,873
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	1,560	1,751,775
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	320	366,982
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	8,870	10,820,540
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	1,770	1,768,531
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	8,010	9,073,544
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	640	769,942
Morgan Stanley, Sr. Unsec’d. Notes	4.750%		03/22/17	530	577,032
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.950%		12/28/17	5,600	6,375,426
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%		04/01/18	3,390	3,962,818

					52,220,281

Chemicals — 0.2%
Eagle Spinco, Inc., Gtd. Notes	4.625%		02/15/21	2,620	2,600,350
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%		12/08/21	530	581,178
Hexion US Finance Corp., Sr. Sec’d. Notes	6.625%		04/15/20	1,870	1,982,200
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	580	654,226
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%		04/15/24	780	920,315
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	980	1,171,840

					7,910,109

Commercial Services & Supplies — 0.1%
Catholic Health Initiatives, Sec’d. Notes	4.350%		11/01/42	440	421,660
West Corp., Gtd. Notes, 144A	5.375%		07/15/22	2,240	2,217,600

					2,639,260

Computer Services & Software — 0.2%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%		09/15/21	1,230	1,325,325
First Data Corp., Gtd. Notes	12.625%		01/15/21	1,450	1,785,313
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%		11/01/20	1,067	1,155,027

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Computer Services & Software (continued)
Oracle Corp., Sr. Unsec’d. Notes	1.200%		10/15/17	3,960	$3,954,702

					8,220,367

Consumer Finance — 1.1%
Ally Financial, Inc., Gtd. Notes	3.500%		01/27/19	1,000	1,009,700
Ally Financial, Inc., Gtd. Notes	7.500%		09/15/20	5,100	6,145,500
American Express Co., Sub. Notes	6.800%	(c)	09/01/66	5,160	5,676,000
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	5.125%		08/25/14	2,120	2,135,111
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	1.000%		08/11/15	3,560	3,576,711
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%		02/01/21	900	1,046,958
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.875%		08/02/21	1,620	1,901,982
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	2,270	2,898,320
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	12.000%		05/15/15	5,420	5,954,575
HSBC Finance Corp., Sr. Sub. Notes	6.676%		01/15/21	4,620	5,525,063

					35,869,920

Consumer Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(a)	6.875%		02/15/21	1,545	1,667,248
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	7.125%		04/15/19	2,452	2,562,340

					4,229,588

Containers & Packaging — 0.1%
Ball Corp., Gtd. Notes	4.000%		11/15/23	690	657,225
Ball Corp., Gtd. Notes	5.000%		03/15/22	1,240	1,271,000
Rock Tenn Co., Gtd. Notes	3.500%		03/01/20	690	710,018
Rock Tenn Co., Gtd. Notes	4.000%		03/01/23	470	482,299

					3,120,542

Diversified Financial Services — 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%		05/15/19	2,760	2,780,700
Boeing Capital Corp., Sr. Unsec’d. Notes	4.700%		10/27/19	2,860	3,234,697
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	5.450%		04/15/18	880	1,003,277
Countrywide Financial Corp., Sub. Notes	6.250%		05/15/16	340	371,014
General Electric Capital Corp., Sr. Unsec’d. Notes	1.625%		07/02/15	1,110	1,124,118
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.375%		09/16/20	3,180	3,512,065
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%		01/07/21	9,100	10,133,196
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%		10/17/21	340	378,094
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%		01/10/39	7,160	9,617,870
General Electric Capital Corp., Sub. Notes, MTN	6.375%	(c)	11/15/67	5,030	5,608,450
General Motors Financial Co., Inc., Gtd. Notes	2.750%		05/15/16	750	761,250
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	560	568,400
General Motors Financial Co., Inc., Gtd. Notes	4.250%		05/15/23	660	659,175
Hyundai Capital America (South Korea), Sr. Unsec’d. Notes, 144A	2.125%		10/02/17	980	994,912

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Financial Services (continued)
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.500%	09/01/14	1,930	$1,944,475
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.750%	09/01/16	5,630	6,235,225
John Deere Capital Corp., Sr. Unsec’d. Notes	1.700%	01/15/20	610	592,171
John Deere Capital Corp., Sr. Unsec’d. Notes	2.250%	04/17/19	140	141,592
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	5.350%	04/03/18	1,000	1,135,655
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	1,500	1,506,848
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.625%	05/13/24	5,560	5,582,290
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	90	97,635
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	630	682,188
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%	07/22/20	1,730	1,890,260
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	1,140	1,249,142
JPMorgan Chase & Co., Sub. Notes(a)	3.375%	05/01/23	5,840	5,732,071
JPMorgan Chase & Co., Sub. Notes	6.125%	06/27/17	2,260	2,545,018
M&T Bank Corp., Jr. Sub. Notes	6.875%	12/29/49	6,230	6,302,798
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	6.875%	04/25/18	4,150	4,889,244
Merrill Lynch & Co., Inc., Sub. Notes	6.050%	05/16/16	320	348,053
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	8.000%	03/25/20	1,920	2,220,000
Telecom Italia Capital SA (Italy), Gtd. Notes	7.175%	06/18/19	140	161,875
Toyota Motor Credit Corp. (Japan), Sr. Unsec’d. Notes, MTN	1.250%	10/05/17	4,130	4,127,150
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625%	07/01/20	2,710	2,886,150
Wachovia Bank NA, Sub. Notes	6.000%	11/15/17	4,670	5,350,433

				96,367,491

Diversified Manufacturing — 0.1%
General Electric Co., Sr. Unsec’d. Notes(a)	0.850%	10/09/15	1,970	1,979,771
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	1,200	1,250,327

				3,230,098

Diversified Telecommunication Services — 2.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	02/15/22	1,110	1,105,034
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	3,270	3,478,803
AT&T, Inc., Sr. Unsec’d. Notes(a)	3.900%	03/11/24	1,140	1,179,428
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	1,860	1,763,127
AT&T, Inc., Sr. Unsec’d. Notes	4.450%	05/15/21	230	252,556
AT&T, Inc., Sr. Unsec’d. Notes	5.500%	02/01/18	1,650	1,867,214
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%	01/15/18	1,250	1,429,726
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	560	891,942
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	5.750%	03/23/16	2,870	3,104,376
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.500%	04/01/21	340	372,300
Intelsat Jackson Holdings SA (Luxembourg), Sr. Unsec’d. Notes	5.500%	08/01/23	2,990	2,975,050
Rogers Communications, Inc. (Canada), Gtd. Notes	6.800%	08/15/18	470	558,572
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	1,560	1,801,800
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.134%	04/27/20	1,970	2,199,596
Telefonica Emisiones SAU (Spain), Gtd. Notes	6.221%	07/03/17	180	203,694
Telefonica Emisiones SAU (Spain), Gtd. Notes	6.421%	06/20/16	110	121,098

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Telecommunication Services (continued)
tw telecom holdings, Inc., Gtd. Notes	6.375%	09/01/23	3,000	$3,412,500
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.450%	11/01/22	1,150	1,078,821
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.450%	03/15/21	2,400	2,480,170
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.150%	03/15/24	2,050	2,140,512
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.600%	04/01/21	1,910	2,106,795
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	12,620	14,122,954
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.350%	04/01/19	2,530	2,991,998
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	9,660	11,832,901
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43	4,950	6,229,283
Verizon Communications, Inc., Sr. Unsec’d. Notes	7.750%	12/01/30	290	397,711
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%	04/15/21	280	294,000

				70,391,961

Electric Utilities — 1.1%
Duke Energy Progress, Inc., First Mortgage	2.800%	05/15/22	1,490	1,482,049
FirstEnergy Corp., Series A, Sr. Unsec’d. Notes	2.750%	03/15/18	1,070	1,082,805
FirstEnergy Corp., Series B, Sr. Unsec’d. Notes	4.250%	03/15/23	4,340	4,322,280
FirstEnergy Corp., Series C, Sr. Unsec’d. Notes	7.375%	11/15/31	13,060	15,434,843
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	6.500%	09/15/37	1,660	2,140,641
Mirant Mid Atlantic Pass-Through Trust C, Series C, Pass-Through Certificates	10.060%	12/30/28	4,833	5,424,482
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.800%	03/01/37	3,280	3,955,598
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	8.250%	10/15/18	930	1,161,989
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%	01/15/21	1,620	1,775,181
Progress Energy, Inc., Sr. Unsec’d. Notes	6.000%	12/01/39	1,620	2,025,716

				38,805,584

Electrical Equipment
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	4.375%	05/08/42	420	428,660

Electronic Components & Equipment
National Semiconductor Corp., Sr. Unsec’d. Notes	6.600%	06/15/17	320	370,424

Environmental Control — 0.2%
Waste Management, Inc., Gtd. Notes	3.500%	05/15/24	1,630	1,639,793
Waste Management, Inc., Gtd. Notes	4.600%	03/01/21	3,220	3,562,450

				5,202,243

Food & Staples Retailing — 1.2%
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	4,000	4,015,000
CVS Caremark Corp., Sr. Unsec’d. Notes	2.750%	12/01/22	8,890	8,586,673
CVS Caremark Corp., Sr. Unsec’d. Notes	5.750%	06/01/17	1,043	1,174,786
CVS Pass-Through Trust, Pass-Through Certificates	6.036%	12/10/28	1,219	1,403,286

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Food & Staples Retailing (continued)
CVS Pass-Through Trust, Pass-Through Certificates	6.943%		01/10/30	768	$928,634
HJ Heinz Co., Sec’d. Notes	4.250%		10/15/20	1,690	1,700,563
Kraft Foods Group, Inc., Sr. Unsec’d. Notes(a)	3.500%		06/06/22	2,080	2,135,671
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%		02/10/20	3,997	4,546,360
Kroger Co. (The), Gtd. Notes	6.900%		04/15/38	520	672,962
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%		01/15/21	1,000	1,023,702
Mondelez International, Inc., Sr. Unsec’d. Notes	4.000%		02/01/24	4,480	4,640,353
Mondelez International, Inc., Sr. Unsec’d. Notes	5.375%		02/10/20	2,703	3,107,099
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.800%		02/15/18	540	622,534
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.200%		04/15/38	340	435,007
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%		10/21/18	1,900	1,929,847
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%		10/21/19	2,030	2,081,540
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%		10/21/20	1,960	2,029,282

					41,033,299

Gas Utilities — 0.1%
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes	8.000%		03/01/32	2,550	3,484,391

Health Care Equipment & Supplies — 0.1%
Medtronic, Inc., Sr. Unsec’d. Notes	3.125%		03/15/22	350	353,343
Medtronic, Inc., Sr. Unsec’d. Notes	4.450%		03/15/20	1,550	1,716,648

					2,069,991

Health Care Providers & Services — 0.4%
DaVita HealthCare Partners, Inc., Gtd. Notes	5.125%		07/15/24	2,630	2,646,437
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%		01/31/22	2,000	2,210,000
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes	6.875%		07/15/17	1,323	1,498,297
HCA, Inc., Sr. Sec’d. Notes(a)	5.875%		03/15/22	1,170	1,267,988
HCA, Inc., Sr. Sec’d. Notes	6.500%		02/15/20	2,100	2,362,500
Humana, Inc., Sr. Unsec’d. Notes	3.150%		12/01/22	1,530	1,501,533
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.625%		03/15/19	10	9,846
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%		11/15/21	770	790,571
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		02/15/18	1,570	1,811,378
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.875%		02/15/38	250	338,501

					14,437,051

Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., Gtd. Notes, 144A(a)	5.625%		10/15/21	3,880	4,122,500

Independent Power & Renewable Electricity Producers — 0.6%
AES Corp. (The), Sr. Unsec’d. Notes	8.000%		06/01/20	4,540	5,459,350
Calpine Corp., Sr. Sec’d. Notes, 144A	5.875%		01/15/24	1,170	1,234,350
Calpine Corp., Sr. Sec’d. Notes, 144A	7.500%		02/15/21	2,022	2,193,870
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%		07/31/20	6	6,510
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	7.875%		01/15/23	272	303,280
El Paso LLC, Gtd. Notes, MTN	7.750%		01/15/32	1,030	1,127,850
Enterprise Products Operating LLC, Series A, Gtd. Notes	8.375%	(c)	08/01/66	3,400	3,827,040
Enterprise Products Operating LLC, Series N, Gtd. Notes	6.500%		01/31/19	4,610	5,468,742

					19,620,992

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance — 0.6%
American International Group, Inc., Jr. Sub. Notes	6.250%	03/15/87	870	$973,313
American International Group, Inc., Sr. Unsec’d. Notes	8.250%	08/15/18	2,000	2,484,818
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	3,000	3,424,746
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.200%	02/11/15	290	295,110
MetLife, Inc., Jr. Sub. Notes	6.400%	12/15/66	4,690	5,241,075
MetLife, Inc., Sr. Unsec’d. Notes(a)	4.750%	02/08/21	1,750	1,955,781
MetLife, Inc., Sr. Unsec’d. Notes	5.875%	02/06/41	1,220	1,503,743
Voya Financial, Inc., Gtd. Notes	2.900%	02/15/18	540	559,570
WellPoint, Inc., Sr. Unsec’d. Notes	1.250%	09/10/15	830	836,336
WellPoint, Inc., Sr. Unsec’d. Notes	3.125%	05/15/22	3,220	3,215,241
WellPoint, Inc., Sr. Unsec’d. Notes	7.000%	02/15/19	735	886,635

				21,376,368

Internet & Catalog Retail
QVC, Inc., Sr. Sec’d. Notes	5.950%	03/15/43	110	118,097

Investment Companies — 0.1%
Temasek Financial I Ltd. (Singapore), Gtd. Notes, 144A	2.375%	01/23/23	2,770	2,649,475

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.600%	08/15/21	1,530	1,589,792
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	5.300%	02/01/44	400	443,966

				2,033,758

Media — 1.7%
21st Century Fox America, Inc., Gtd. Notes	4.500%	02/15/21	590	647,154
21st Century Fox America, Inc., Gtd. Notes	6.750%	01/09/38	250	308,121
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	365	477,451
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20	1,750	1,894,375
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%	11/15/22	80	116,280
Comcast Corp., Gtd. Notes(a)	3.600%	03/01/24	4,660	4,787,908
Comcast Corp., Gtd. Notes	5.650%	06/15/35	310	365,751
Comcast Corp., Gtd. Notes	5.700%	05/15/18	2,160	2,488,352
Comcast Corp., Gtd. Notes	5.875%	02/15/18	2,800	3,227,834
Comcast Corp., Gtd. Notes	6.550%	07/01/39	1,080	1,408,330
Comcast Corp., Gtd. Notes	6.950%	08/15/37	1,390	1,873,777
COX Communications, Inc., Sr. Unsec’d. Notes	5.450%	12/15/14	448	457,868
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	4.700%	12/15/42	40	38,900
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	6.950%	06/01/38	80	98,024
DISH DBS Corp., Gtd. Notes	5.000%	03/15/23	868	884,275
DISH DBS Corp., Gtd. Notes	5.125%	05/01/20	410	431,013
DISH DBS Corp., Gtd. Notes(a)	5.875%	07/15/22	1,117	1,211,945
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19	630	748,125
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A(a)	1.974%	04/15/19	3,640	3,609,380
Numericable Group SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	2,010	2,090,400
Time Warner Cable, Inc., Gtd. Notes	4.125%	02/15/21	3,385	3,654,947
Time Warner Cable, Inc., Gtd. Notes	5.000%	02/01/20	830	930,105

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media (continued)
Time Warner Cable, Inc., Gtd. Notes	5.500%	09/01/41	260	$290,859
Time Warner Cable, Inc., Gtd. Notes	5.875%	11/15/40	1,870	2,181,280
Time Warner Cable, Inc., Gtd. Notes	6.550%	05/01/37	90	111,986
Time Warner Cable, Inc., Gtd. Notes	8.250%	04/01/19	2,880	3,649,334
Time Warner Entertainment Co. LP, Gtd. Notes	8.375%	07/15/33	630	924,289
Time Warner, Inc., Gtd. Notes	4.700%	01/15/21	1,390	1,539,146
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	710	787,281
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	1,570	1,889,260
Time Warner, Inc., Gtd. Notes	7.700%	05/01/32	5,660	7,859,725
UBM PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.750%	11/03/20	1,850	1,990,944
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	2,028	2,243,475
Viacom, Inc., Sr. Unsec’d. Notes	4.250%	09/01/23	2,530	2,654,200

				57,872,094

Metals & Mining — 2.8%
Arch Coal, Inc., Gtd. Notes(a)	7.000%	06/15/19	3,140	2,378,550
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	3.850%	04/01/22	1,230	1,223,752
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes(a)	4.100%	05/01/23	3,170	3,156,841
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	6.950%	04/01/19	4,170	4,972,975
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%	05/30/21	1,210	1,265,992
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	3.250%	11/21/21	1,150	1,182,264
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	1,950	2,155,111
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	6.500%	04/01/19	5,740	6,907,705
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes(a)	3.950%	01/15/18	3,440	3,485,852
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes(a)	4.800%	10/01/20	890	870,924
CONSOL Energy, Inc., Gtd. Notes(a)	8.250%	04/01/20	2,520	2,727,900
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	6.000%	04/01/17	1,160	1,197,700
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	6.875%	02/01/18	2,500	2,625,000
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	6.875%	04/01/22	1,180	1,265,550
Freeport-McMoRan Copper & Gold, Inc., Gtd. Notes	2.375%	03/15/18	4,660	4,729,467
Freeport-McMoRan Copper & Gold, Inc., Gtd. Notes	3.100%	03/15/20	3,210	3,241,737
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	2.500%	01/15/19	1,100	1,097,201
Peabody Energy Corp., Gtd. Notes(a)	6.500%	09/15/20	1,460	1,470,950
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Gtd. Notes	8.375%	06/01/20	2,138	2,418,613
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.500%	11/02/20	253	264,709
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	3.750%	09/20/21	2,480	2,611,948
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	4.125%	05/20/21	380	408,444

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals & Mining (continued)
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	6.500%	07/15/18	590	$696,480
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	9.000%	05/01/19	4,480	5,873,504
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes(a)	2.250%	12/14/18	1,120	1,141,683
Southern Copper Corp., Sr. Unsec’d. Notes(a)	5.250%	11/08/42	6,540	6,012,595
Steel Dynamics, Inc., Gtd. Notes	7.625%	03/15/20	3,090	3,310,163
Vale Overseas Ltd. (Brazil), Gtd. Notes(a)	4.375%	01/11/22	9,287	9,534,963
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.875%	11/21/36	4,540	5,025,962
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, RegS	9.500%	07/18/18	900	1,037,250
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050%	10/23/15	2,660	2,690,132
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.700%	10/25/17	7,830	8,037,205
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	5.800%	11/15/16	840	924,285

				95,943,407

Multi-Utilities — 0.1%
Dominion Resources, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	2,480	3,338,576
Dominion Resources, Inc., Sr. Unsec’d. Notes	8.875%	01/15/19	820	1,052,615

				4,391,191

Oil, Gas & Consumable Fuels — 4.1%
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	4.875%	05/15/23	2,440	2,571,150
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	4.875%	03/15/24	1,780	1,880,125
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	5.875%	04/15/21	170	181,900
Anadarko Finance Co., Series B, Gtd. Notes	7.500%	05/01/31	190	258,671
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	5,160	5,940,914
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	1,774	1,824,708
Apache Corp., Sr. Unsec’d. Notes	4.750%	04/15/43	1,170	1,226,140
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	2,490	2,740,716
Atwood Oceanics, Inc., Sr. Unsec’d. Notes	6.500%	02/01/20	1,010	1,076,913
Baker Hughes, Inc., Sr. Unsec’d. Notes	7.500%	11/15/18	2,750	3,381,705
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	3,800	3,927,110
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%	11/01/21	170	177,754
Chesapeake Energy Corp., Gtd. Notes	5.375%	06/15/21	1,860	1,980,900
Chesapeake Energy Corp., Gtd. Notes	6.125%	02/15/21	990	1,108,800
Chesapeake Energy Corp., Gtd. Notes	6.875%	11/15/20	140	162,400
Concho Resources, Inc., Gtd. Notes	5.500%	10/01/22	10	10,763
Concho Resources, Inc., Gtd. Notes	5.500%	04/01/23	350	376,250
Concho Resources, Inc., Gtd. Notes(a)	6.500%	01/15/22	1,812	1,997,730
ConocoPhillips, Gtd. Notes	6.000%	01/15/20	570	678,169
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	790	843,867
Continental Resources, Inc., Gtd. Notes	5.000%	09/15/22	340	369,750
Devon Energy Corp., Sr. Unsec’d. Notes(a)	2.250%	12/15/18	1,200	1,214,021
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22	5,440	5,479,892
Devon Energy Corp., Sr. Unsec’d. Notes	6.300%	01/15/19	180	211,356
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%	04/15/32	1,610	2,279,845
Devon Financing Corp. LLC, Gtd. Notes	7.875%	09/30/31	20	28,094

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45	3,320	$3,433,810
Hess Corp., Sr. Unsec’d. Notes	8.125%	02/15/19	4,610	5,799,214
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	1,420	2,005,530
Key Energy Services, Inc., Gtd. Notes(a)	6.750%	03/01/21	2,780	2,891,200
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	6.850%	02/15/20	790	948,000
Kinder Morgan, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625%	11/15/23	140	143,850
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	4.500%	07/15/23	100	102,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	5.500%	02/15/23	820	873,300
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	6.250%	06/15/22	1,054	1,151,495
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	1,050	1,157,531
Noble Energy, Inc., Sr. Unsec’d. Notes	8.250%	03/01/19	4,460	5,622,575
Occidental Petroleum Corp., Sr. Unsec’d. Notes	2.700%	02/15/23	2,660	2,582,783
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%	02/15/22	640	648,812
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	6.625%	06/15/35	7,270	8,560,425
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.250%	03/17/24	5,800	6,173,520
Petrobras International Finance Co. (Brazil), Gtd. Notes	3.875%	01/27/16	2,090	2,154,895
Petrobras International Finance Co. (Brazil), Gtd. Notes(a)	5.375%	01/27/21	8,850	9,223,736
Petrobras International Finance Co. (Brazil), Gtd. Notes	5.750%	01/20/20	2,501	2,673,069
Petrobras International Finance Co. (Brazil), Gtd. Notes	6.125%	10/06/16	1,970	2,143,360
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.375%	01/23/45	4,290	4,981,763
Plains Exploration & Production Co., Gtd. Notes	6.500%	11/15/20	670	747,888
Plains Exploration & Production Co., Gtd. Notes	6.875%	02/15/23	160	187,200
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23	2,640	2,699,400
QEP Resources, Inc., Sr. Unsec’d. Notes	6.875%	03/01/21	590	662,275
Range Resources Corp., Gtd. Notes(a)	5.000%	08/15/22	790	837,400
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23	1,470	1,565,550
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	4.500%	11/01/23	470	465,300
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%	03/01/22	1,890	2,053,013
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(a)	6.500%	07/15/21	429	467,610
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes, 144A	5.750%	05/15/24	2,270	2,366,475
Samson Investment Co., Gtd. Notes, 144A	10.750%	02/15/20	3,000	3,161,250
SESI LLC, Gtd. Notes	7.125%	12/15/21	690	777,975
Shell International Finance BV (Netherlands), Gtd. Notes(a)	4.375%	03/25/20	3,740	4,160,765
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, 144A	2.750%	05/17/17	1,880	1,934,937
Sinopec Group Overseas Development Ltd (China), Gtd. Notes, 144A	4.375%	04/10/24	6,140	6,356,552
Statoil ASA (Norway), Gtd. Notes	3.125%	08/17/17	1,300	1,375,901
Transocean, Inc., Gtd. Notes	5.050%	12/15/16	210	228,128
Transocean, Inc., Gtd. Notes	6.000%	03/15/18	1,700	1,920,199
Transocean, Inc., Gtd. Notes	6.375%	12/15/21	230	266,073
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.875%	09/01/21	1,373	1,704,630
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%	03/15/32	410	534,546

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The), Series A, Sr. Unsec’d. Notes	7.500%	01/15/31	1,231	$1,455,979

				141,129,557

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.750%	01/11/22	2,025	2,092,947

Pharmaceuticals — 1.2%
AbbVie, Inc., Sr. Unsec’d. Notes	1.750%	11/06/17	7,340	7,380,032
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	2,910	2,814,072
Express Scripts Holding Co., Gtd. Notes	2.650%	02/15/17	3,000	3,116,709
Express Scripts Holding Co., Gtd. Notes	3.500%	11/15/16	11,300	11,998,216
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%	05/08/22	3,380	3,336,317
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	6.375%	05/15/38	1,870	2,418,871
Perrigo Co. PLC, Gtd. Notes, 144A	4.000%	11/15/23	830	843,584
Pfizer, Inc., Sr. Unsec’d. Notes	6.200%	03/15/19	2,490	2,955,891
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	6.000%	03/01/19	1,256	1,475,575
Teva Pharmaceutical Finance Co. BV (Israel), Series 2, Gtd. Notes	3.650%	11/10/21	200	205,241
Wyeth LLC, Gtd. Notes	5.450%	04/01/17	620	690,718
Wyeth LLC, Gtd. Notes	5.950%	04/01/37	550	675,808
Zoetis, Inc., Sr. Unsec’d. Notes	3.250%	02/01/23	2,060	2,037,744

				39,948,778

Real Estate Management & Development — 0.1%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	1,730	1,755,950
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	7.750%	04/15/20	490	535,325

				2,291,275

Tobacco — 1.0%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	3,490	3,358,378
Altria Group, Inc., Gtd. Notes	4.000%	01/31/24	1,770	1,818,728
Altria Group, Inc., Gtd. Notes	4.750%	05/05/21	1,770	1,952,319
Altria Group, Inc., Gtd. Notes	5.375%	01/31/44	3,140	3,439,349
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	4,420	5,873,663
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	70	116,609
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	1,670	1,679,866
Lorillard Tobacco Co., Gtd. Notes	3.750%	05/20/23	1,540	1,520,929
Lorillard Tobacco Co., Gtd. Notes(a)	8.125%	06/23/19	2,470	3,079,482
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%	08/22/22	2,010	1,946,946
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.900%	11/15/21	3,330	3,357,273
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	3,040	3,093,267
Reynolds American, Inc., Gtd. Notes	3.250%	11/01/22	1,430	1,379,610
Reynolds American, Inc., Gtd. Notes	6.150%	09/15/43	1,790	2,049,813

				34,666,232

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Transportation — 0.1%
Florida East Coast Holdings Corp., Sr. Sec’d. Notes, 144A	6.750%	05/01/19		2,410	$2,545,563

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20		4,200	4,656,414
Sprint Corp., Gtd. Notes, 144A(a)	7.875%	09/15/23		5,840	6,497,000

					11,153,414

TOTAL CORPORATE BONDS (cost $1,074,811,700)					1,130,755,743

FOREIGN GOVERNMENT BONDS — 7.8%
Brazil Notas do Tesouro Nacional (Brazil), Series B, Notes	6.000%	08/15/50	BRL	10,099	10,884,840
Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Notes	10.000%	01/01/17	BRL	48,293	21,113,739
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.625%	02/26/44		4,310	4,827,200
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		7,674	8,460,585
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%	04/25/22		270	262,238
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	03/13/20		2,000	2,220,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	01/15/24		887	979,026
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	3.750%	04/25/22		2,890	2,806,913
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%	05/05/21		1,067	1,120,350
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.375%	10/17/23		340	361,709
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%	03/13/20		360	399,600
Italy Buoni Poliennali del Tesoro (Italy), Sr. Unsec’d. Notes	3.750%	05/01/21	EUR	33,210	50,432,543
Mexican Bonos (Mexico), Bonds	6.500%	06/09/22	MXN	113,726	9,317,233
Mexican Bonos (Mexico), Bonds	8.000%	06/11/20	MXN	11,549	1,023,416
Mexican Bonos (Mexico), Bonds	10.000%	12/05/24	MXN	15,130	1,557,234
Mexican Bonos (Mexico), Series M, Bonds	7.750%	11/13/42	MXN	466,474	40,716,680
Mexican Bonos (Mexico), Series M 30, Bonds	8.500%	11/18/38	MXN	40,107	3,767,829
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	4.000%	10/02/23		2,740	2,879,740
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	5.550%	01/21/45		16,080	18,291,000
New Zealand Government Bond (New Zealand), Series 420, Sr. Unsec’d. Notes	3.000%	04/15/20	NZD	16,300	13,401,896
Poland Government Bond (Poland), Sr. Unsec’d. Notes(a)	4.000%	01/22/24		9,340	9,690,250
Poland Government Bond (Poland), Series 1023, Bonds	4.000%	10/25/23	PLN	70,390	24,174,905
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A	7.500%	03/31/30		1,980	2,292,712
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	7.500%	03/31/30		6,337	7,339,058
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes(a)	5.875%	09/16/25		7,345	8,163,968

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

FOREIGN GOVERNMENT BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Turkey Government International Bond (Turkey), Bonds	5.750%		03/22/24	5,330	$5,823,025
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21	1,077	1,173,930
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.250%		09/26/22	5,316	5,990,069
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.625%		02/17/45	3,430	3,970,225
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		03/11/19	490	563,990

TOTAL FOREIGN GOVERNMENT BONDS (cost $255,509,126)					264,005,903

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 14.1%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1	2.517%	(c)	07/25/35	542	517,729
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	2.644%	(c)	09/25/35	588	476,571
Alternative Loan Trust, Series 2005-J4, Class M2	0.790%	(c)	07/25/35	5,607	4,908,939
American Home Mortgage Investment Trust, Series 2004-4, Class 1A1	0.490%	(c)	02/25/45	5,458	5,224,347
Banc of America Funding Corp., Series 2005-F, Class 2A1	2.887%	(c)	09/20/35	87	66,683
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 3A1	2.777%	(c)	09/25/33	384	381,478
Banc of America Mortgage Securities, Inc., Series 2005-12, Class A2	1.058%	(c)	01/25/36	1,790	1,616,700
Banc of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	2.767%	(c)	09/25/35	269	255,066
BCAP LLC Trust, Series 2006-AA1, Class A1	0.340%	(c)	10/25/36	3,487	2,604,941
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A3	2.692%	(c)	10/25/35	128	127,482
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1	2.587%	(c)	02/25/36	641	513,844
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	5.610%	(c)	02/25/36	321	302,648
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1	2.644%	(c)	10/25/36	705	608,807
Bear Stearns Alt-A Trust, Series 2004-11, Class 1M1	1.050%	(c)	11/25/34	11,935	9,766,753
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	0.890%	(c)	11/25/34	144	143,585
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3	1.258%	(c)	10/25/33	453	418,139
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A2, 144A	0.450%	(c)	08/25/35	417	381,826
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 144A	0.440%	(c)	10/25/35	393	365,608
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 144A	0.350%	(c)	01/25/36	595	541,654
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 144A	0.380%	(c)	07/25/36	712	615,017
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A1A	2.553%	(c)	10/25/35	538	457,907
Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 144A	2.380%	(c)	02/25/36	2,474	2,476,640
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	2.527%	(c)	11/20/34	223	214,207

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	0.440%	(c)	04/25/35	5,484	$5,030,429
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class 5AS4, IO, 144A	6.642%	(c)	04/15/36	41,536	11,384,717
DSLA Mortgage Loan Trust, Series 2004-AR2, Class A1A	0.977%	(c)	11/19/44	11,430	10,330,031
Fannie Mae, Series 409, Class C1, IO	3.000%		11/25/26	5,289	528,648
Fannie Mae, Series 409, Class C2, IO	3.000%		04/25/27	5,300	609,137
Fannie Mae, Series 409, Class C13, IO	3.500%		11/25/41	3,686	756,067
Fannie Mae, Series 409, Class C22, IO	4.500%		11/25/39	5,037	988,450
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2	5.402%	(c)	10/25/23	12,230	14,718,475
Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M2	4.552%	(c)	01/25/24	18,980	21,612,089
Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M2	2.748%	(c)	05/25/24	16,420	16,350,527
Fannie Mae REMICS, Series 2004-38, Class FK .	0.508%	(c)	05/25/34	1,179	1,179,815
Fannie Mae REMICS, Series 2006-104, Class IC, IO	6.448%	(c)	11/25/36	2,343	494,846
Fannie Mae REMICS, Series 2010-27, Class AS, IO	6.328%	(c)	04/25/40	3,728	529,160
Fannie Mae REMICS, Series 2010-100, Class SD, IO	6.428%	(c)	09/25/40	4,184	816,359
Fannie Mae REMICS, Series 2010-110, Class AE	9.750%		11/25/18	2,712	3,040,636
Fannie Mae REMICS, Series 2010-123, Class PM	4.000%		07/25/40	7,300	7,752,001
Fannie Mae REMICS, Series 2010-142, Class SM, IO	6.378%	(c)	12/25/40	993	129,858
Fannie Mae REMICS, Series 2010-150, Class SK, IO	6.378%	(c)	01/25/41	3,155	545,244
Fannie Mae REMICS, Series 2011-14, Class GD .	4.000%		04/25/40	58,533	60,649,008
Fannie Mae REMICS, Series 2011-15, Class AB .	9.750%		08/25/19	918	1,028,997
Fannie Mae REMICS, Series 2011-99, Class KS, IO	6.550%	(c)	10/25/26	3,947	663,405
Fannie Mae REMICS, Series 2011-117, Class LS, IO	6.450%	(c)	10/25/40	2,215	416,424
Fannie Mae REMICS, Series 2012-28, Class B	6.500%		06/25/39	946	1,061,530
Fannie Mae REMICS, Series 2012-46, Class BA .	6.000%		05/25/42	3,624	4,046,928
Fannie Mae REMICS, Series 2012-51, Class B	7.000%		05/25/42	1,438	1,632,354
Fannie Mae REMICS, Series 2012-70, Class HS, IO	5.850%	(c)	07/25/42	3,265	688,574
Fannie Mae REMICS, Series 2012-70, Class YS, IO	6.500%	(c)	02/25/41	482	92,230
Fannie Mae REMICS, Series 2012-74, Class AI, IO	3.000%		07/25/27	3,320	370,940
Fannie Mae REMICS, Series 2012-74, Class OA, PO	1.000%	(s)	03/25/42	287	266,162
Fannie Mae REMICS, Series 2012-74, Class SA, IO	6.500%	(c)	03/25/42	3,303	530,423
Fannie Mae REMICS, Series 2012-75, Class AO, PO	1.000%	(s)	03/25/42	431	399,244
Fannie Mae REMICS, Series 2012-75, Class NS, IO	6.450%	(c)	07/25/42	138	24,631
Fannie Mae REMICS, Series 2012-93, Class IB, IO	3.000%		09/25/27	7,997	1,016,397

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Fannie Mae REMICS, Series 2012-118, Class CI, IO	3.500%		12/25/39	1,514	$244,978
Fannie Mae REMICS, Series 2012-124, Class SE, IO	6.000%	(c)	11/25/42	2,766	587,230
Fannie Mae REMICS, Series 2012-128, Class SL, IO	6.000%	(c)	11/25/42	1,284	291,591
Fannie Mae REMICS, Series 2012-128, Class SQ, IO	6.000%	(c)	11/25/42	1,996	471,489
Fannie Mae REMICS, Series 2012-133, Class CS, IO	5.998%	(c)	12/25/42	1,241	256,054
Fannie Mae REMICS, Series 2012-133, Class SA, IO	5.998%	(c)	12/25/42	641	145,667
Fannie Mae REMICS, Series 2012-134, Class MS, IO	5.998%	(c)	12/25/42	1,764	397,570
Fannie Mae REMICS, Series 2012-134, Class SK, IO	5.998%	(c)	12/25/42	1,433	293,440
Fannie Mae REMICS, Series 2012-139, Class DI, IO	3.000%		12/25/27	3,767	457,643
Fannie Mae REMICS, Series 2013-9, Class BC	6.500%		07/25/42	4,469	4,984,382
Fannie Mae REMICS, Series 2013-9, Class CB	5.500%		04/25/42	10,034	11,240,530
Fannie Mae REMICS, Series 2013-9, Class SA, IO	5.998%	(c)	03/25/42	13,931	2,139,321
Fannie Mae REMICS, Series 2013-26, Class HI, IO	3.000%		04/25/32	5,073	634,533
Fannie Mae REMICS, Series 2013-67, Class KS, IO	5.948%	(c)	07/25/43	655	136,843
Fannie Mae REMICS, Series 2013-73, Class IA, IO	3.000%		09/25/32	17,263	2,580,843
Fannie Mae REMICS, Series 2013-126, Class CS, IO	5.998%	(c)	09/25/41	9,368	1,638,264
Fannie Mae-Aces, Series 2014-M4, Class X2, IO	0.295%	(c)	03/25/24	110,409	2,336,230
FHLMC Multifamily Structured Pass Through Certificates, Series K715, Class X1, IO	1.316%	(c)	01/25/21	40,045	2,558,974
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1	4.638%	(c)	02/25/35	160	152,941
Freddie Mac Reference REMICS, Series R007, Class ZA	6.000%		05/15/36	5,880	6,566,276
Freddie Mac REMICS, Series 2808, Class FT	0.502%	(c)	04/15/33	149	149,196
Freddie Mac REMICS, Series 2957, Class ZA	5.000%		03/15/35	7,426	8,148,067
Freddie Mac REMICS, Series 3242, Class SC, IO	6.138%	(c)	11/15/36	1,078	144,921
Freddie Mac REMICS, Series 3368, Class AI, IO	5.878%	(c)	09/15/37	2,487	349,760
Freddie Mac REMICS, Series 3621, Class SB, IO	6.078%	(c)	01/15/40	570	83,906
Freddie Mac REMICS, Series 3639, Class EY	5.000%		02/15/30	3,100	3,378,138
Freddie Mac REMICS, Series 3768, Class MB	4.000%		12/15/39	10,732	11,340,518
Freddie Mac REMICS, Series 3806, Class CZ	5.500%		07/15/34	10,490	11,893,807
Freddie Mac REMICS, Series 3947, Class SG, IO	5.798%	(c)	10/15/41	11,130	2,205,996
Freddie Mac REMICS, Series 3997, Class SK, IO	6.448%	(c)	11/15/41	1,547	282,443
Freddie Mac REMICS, Series 4054, Class SA, IO	5.898%	(c)	08/15/39	2,544	354,774
Freddie Mac REMICS, Series 4076, Class SW, IO	5.898%	(c)	07/15/42	438	93,715
Freddie Mac REMICS, Series 4092, Class AI, IO	3.000%		09/15/31	962	132,693
Freddie Mac REMICS, Series 4097, Class SG, IO	5.998%	(c)	08/15/32	4,765	1,011,019

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Freddie Mac REMICS, Series 4097, Class ST, IO	5.898%	(c)	08/15/42	793	$179,632
Freddie Mac REMICS, Series 4119, Class IN, IO	3.500%		10/15/32	1,638	314,849
Freddie Mac REMICS, Series 4136, Class SE, IO	5.998%	(c)	11/15/42	611	133,524
Freddie Mac REMICS, Series 4136, Class SJ, IO	5.998%	(c)	11/15/42	642	146,731
Freddie Mac REMICS, Series 4136, Class SQ, IO	5.998%	(c)	11/15/42	993	215,116
Freddie Mac REMICS, Series 4146, Class DI, IO	3.000%		12/15/31	9,756	1,373,105
Freddie Mac REMICS, Series 4174, Class SA, IO	6.048%	(c)	05/15/39	2,212	432,556
Freddie Mac REMICS, Series 4206, Class CZ	3.000%		05/15/43	1,240	1,008,632
Freddie Mac REMICS, Series 4210, Class Z	3.000%		05/15/43	2,529	2,126,114
Freddie Mac REMICS, Series 4226, Class GZ	3.000%		07/15/43	2,158	1,769,954
Freddie Mac REMICS, Series 4239, Class IO, IO	3.500%		06/15/27	16,188	2,020,127
Freddie Mac Strips, Series 283, Class IO, IO	3.500%		10/15/27	685	97,279
FREMF Mortgage Trust, Series 2013-K32, Class C, 144A	3.650%	(c)	10/25/46	5,207	5,023,792
Government National Mortgage Assoc., Series 2010-31, Class GS, IO	6.347%	(c)	03/20/39	1,206	160,100
Government National Mortgage Assoc., Series 2010-42, Class BS, IO	6.327%	(c)	04/20/40	551	96,205
Government National Mortgage Assoc., Series 2010-47, Class XN, IO	6.398%	(c)	04/16/34	245	11,103
Government National Mortgage Assoc., Series 2010-76, Class CS, IO	6.397%	(c)	06/20/40	6,574	1,396,093
Government National Mortgage Assoc., Series 2010-85, Class HS, IO	6.497%	(c)	01/20/40	1,004	147,020
Government National Mortgage Assoc., Series 2010-101, Class NI, IO	5.000%		11/20/36	2,472	164,700
Government National Mortgage Assoc., Series 2010-H02, Class FA	0.835%	(c)	02/20/60	7,213	7,260,481
Government National Mortgage Assoc., Series 2010-H10, Class FC	1.155%	(c)	05/20/60	7,893	8,016,749
Government National Mortgage Assoc., Series 2010-H11, Class FA	1.155%	(c)	06/20/60	8,795	8,956,716
Government National Mortgage Assoc., Series 2010-H20, Class AF	0.489%	(c)	10/20/60	15,411	15,250,710
Government National Mortgage Assoc., Series 2010-H24, Class FA	0.509%	(c)	10/20/60	13,577	13,443,515
Government National Mortgage Assoc., Series 2010-H26, Class LF	0.509%	(c)	08/20/58	1,087	1,081,353
Government National Mortgage Assoc., Series 2011-135, Class D	5.000%		04/16/40	1,200	1,318,298
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	3.500%		02/20/38	4,773	704,902
Government National Mortgage Assoc., Series 2012-98, Class SA, IO	5.948%	(c)	08/16/42	2,846	458,219
Government National Mortgage Assoc., Series 2012-124, Class AS, IO	6.048%	(c)	10/16/42	3,971	803,556
Government National Mortgage Assoc., Series 2013-69, Class AI, IO	3.500%		05/20/43	2,088	454,173
Government National Mortgage Assoc., Series 2013-147, Class QS, IO	6.597%	(c)	12/20/39	4,771	868,195
Government National Mortgage Assoc., Series 2013-152, Class HS, IO	6.547%	(c)	06/20/43	4,958	1,009,858
Government National Mortgage Assoc., Series 2013-193, Class AB	2.000%		12/16/49	4,330	4,348,604

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Government National Mortgage Assoc., Series 2014-5, Class SP, IO	5.998%	(c)	06/16/43	5,951	$1,014,297
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	0.350%	(c)	10/25/45	279	219,307
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	0.400%	(c)	04/25/36	1,762	2,980,900
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	0.380%	(c)	04/25/36	267	200,234
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 144A	0.550%	(c)	06/25/34	3,253	2,831,062
GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 144A	0.502%	(c)	01/25/35	3,425	2,879,579
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	0.508%	(c)	03/25/35	1,604	1,404,711
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	5.500%		11/25/35	712	697,592
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5	2.614%	(c)	07/25/35	755	715,235
Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1A	2.764%	(c)	01/19/35	486	482,235
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A	0.506%	(c)	01/19/35	124	94,807
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A3	0.536%	(c)	01/19/35	362	252,693
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	0.600%	(c)	07/25/34	850	845,474
Homestar Mortgage Acceptance Corp., Series 2004-6, Class A3A	0.700%	(c)	01/25/35	2,088	2,075,680
Impac Secured Assets Trust, Series 2006-2, Class 2A1	0.502%	(c)	08/25/36	240	237,092
Impac Secured Assets Trust, Series 2007-2, Class 2A	0.400%	(c)	04/25/37	4,289	3,965,897
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	0.350%	(c)	10/25/36	1,590	1,371,211
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	2.780%	(c)	08/25/35	1,400	1,319,423
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	6.500%		01/25/36	3,593	3,168,810
Lehman XS Trust, Series 2005-7N, Class 1A1A	0.422%	(c)	12/25/35	5,036	4,553,716
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	2.641%	(c)	04/21/34	1,665	1,684,628
MASTR Alternative Loans Trust, Series 2004-10, Class 5A1	0.608%	(c)	09/25/34	1,075	1,000,044
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A	2.461%	(c)	02/25/36	178	170,081
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 2A1	2.138%	(c)	02/25/36	536	530,624
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	2.670%	(c)	07/25/34	1,275	1,283,487
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	2.600%	(c)	11/25/34	3,275	3,188,438
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	0.858%	(c)	12/25/35	2,811	2,352,519
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3	2.818%	(c)	03/25/36	3,541	3,012,187
NAAC Reperforming Loan REMIC Trust, Series 2004-R3, Class A1, 144A	6.500%		02/25/35	2,911	3,002,837

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 2A	2.911%	(c)	06/25/36	1,037	$879,018
RALI Series 2005-QA1 Trust, Series 2005-QA1, Class M1, AltAA2.8	0.700%	(c)	01/25/35	6,882	5,775,966
RAMP Series Trust, Series 2005-SL1, Class A7	8.000%		05/25/32	183	175,150
RBSGC Mortgage Loan Trust, Series 2005-A, Class 5A	7.000%		04/25/35	3,868	3,307,844
RBSGC Mortgage Loan Trust, Series 2007-B, Class 1A4	0.608%	(c)	01/25/37	1,603	1,118,981
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	3.037%	(c)	12/26/35	1,012	1,012,264
Reperforming Loan REMIC Trust, Series 2004-R1, Class 1AF, 144A	0.550%	(c)	11/25/34	7,307	6,661,570
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 144A	0.558%	(c)	09/25/35	336	302,580
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	0.518%	(c)	01/25/37	449	300,686
Residential Asset Securitization Trust, Series 2007-A7, Class A3	5.999%		07/25/37	2,805	2,129,829
SACO I Trust, Series 2007-VA1, Class A, 144A	8.935%	(c)	06/25/21	1,783	1,811,756
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	0.520%	(c)	07/25/34	878	833,789
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Class 2A	2.432%	(c)	08/25/34	4,547	4,499,084
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	0.450%	(c)	09/25/34	642	573,081
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1	2.379%	(c)	06/25/35	119	111,846
Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M3	4.650%	(c)	02/25/24	3,650	4,189,755
Structured Asset Securities Corp., Series 2005-16, Class 1A2	5.500%		09/25/35	682	701,422
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	0.508%	(c)	03/25/35	3,545	2,977,506
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	6.085%	(c)	09/25/37	1,497	1,562,633
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	2.787%	(c)	08/20/35	145	126,368
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6	2.465%	(c)	02/25/33	1,286	1,277,974
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A7	2.418%	(c)	09/25/33	398	406,284
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A	0.470%	(c)	08/25/45	6,165	5,863,642
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1C3	0.640%	(c)	10/25/45	5,893	5,109,048
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	2.395%	(c)	02/25/37	875	774,500
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	2.399%	(c)	03/25/37	761	721,719
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	2.145%	(c)	09/25/36	559	494,465
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A	0.936%	(c)	07/25/47	20,389	17,713,139
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1	5.581%	(c)	04/25/36	183	181,900

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $456,857,434)					480,274,619

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal Home Loan Mortgage Corp.	2.480%	(c)	07/01/36	1,664	$1,781,640
Federal Home Loan Mortgage Corp.	3.500%		11/01/42-04/01/43	1,445	1,485,627
Federal Home Loan Mortgage Corp.	3.500%		TBA	2,700	2,775,306
Federal Home Loan Mortgage Corp.	4.000%		10/01/25-08/01/43	29,786	31,739,404
Federal Home Loan Mortgage Corp.	4.500%		12/01/43-04/01/44	63,374	69,414,564
Federal Home Loan Mortgage Corp.	5.000%		03/01/38	1,310	1,449,771
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	3,825	4,271,177
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	3,773	4,250,193
Federal Home Loan Mortgage Corp.	7.000%		03/01/39	968	1,057,270
Federal National Mortgage Assoc.	1.710%	(c)	05/01/37	140	145,396
Federal National Mortgage Assoc.	1.883%	(c)	01/01/37	131	139,811
Federal National Mortgage Assoc.	2.295%	(c)	08/01/37	147	156,859
Federal National Mortgage Assoc.	2.500%		01/01/28-10/01/42	6,966	6,911,058
Federal National Mortgage Assoc.	2.500%		TBA	9,100	9,243,608
Federal National Mortgage Assoc.	3.000%		09/01/42-02/01/43	26,692	26,431,238
Federal National Mortgage Assoc.	3.000%		TBA	3,800	3,753,986
Federal National Mortgage Assoc.	3.000%		TBA	36,100	37,498,875
Federal National Mortgage Assoc.	3.252%	(s)	10/09/19	25,050	22,013,088
Federal National Mortgage Assoc.	3.500%		06/01/33-05/01/43	64,135	66,397,793
Federal National Mortgage Assoc.	3.500%		TBA	40,400	41,586,750
Federal National Mortgage Assoc.	3.500%		TBA	18,000	19,077,188
Federal National Mortgage Assoc.	4.000%		04/01/42-07/01/43	19,224	20,443,659
Federal National Mortgage Assoc.	4.000%		TBA	153,000	161,887,158
Federal National Mortgage Assoc.	4.500%		04/01/31-04/01/44	48,047	52,449,288
Federal National Mortgage Assoc.	5.000%		07/01/33-05/01/42	17,033	19,079,523
Federal National Mortgage Assoc.	5.000%		TBA	28,900	32,092,548
Federal National Mortgage Assoc.	5.500%		11/01/28-05/01/40	5,819	6,519,525
Federal National Mortgage Assoc.	6.000%		04/01/33-09/01/37	3,047	3,444,963
Federal National Mortgage Assoc.	6.500%		05/01/40	16,696	18,825,693
Federal National Mortgage Assoc.	6.625%		11/15/30	13,100	18,603,821
Federal National Mortgage Assoc.	7.000%		04/01/37-02/01/39	6,814	7,662,205
Financing Corp., Series 1P, Debs., PO	4.463%	(s)	04/06/18-05/11/18	3,010	2,844,519
Financing Corp., Series 6P, Debs., PO	4.550%	(s)	08/03/18	1,390	1,303,492
Financing Corp., Series 7P, Debs., PO	4.549%	(s)	08/03/18	2,880	2,700,761
Financing Corp., Series 11P, Debs., PO	4.445%	(s)	02/08/18	440	418,074
Financing Corp., Series 12P, Debs., PO	3.540%	(s)	12/06/18	3,500	3,245,441
Financing Corp., Series 13P, Debs., PO	3.170%	(s)	12/27/18	7,929	7,337,655
Financing Corp., Series 15P, Debs., PO	3.385%	(s)	03/07/19	2,900	2,665,610
Financing Corp., Series 19P, Debs., PO	4.728%	(s)	06/06/19	210	191,321
Financing Corp., Series D-P, Sec’d. Notes, PO	3.631%	(s)	09/26/19	5,580	5,030,448
Financing Corp., Series E-P, Debs., PO	3.716%	(s)	11/02/18	5,800	5,395,282
Government National Mortgage Assoc.	1.833%	(c)	11/20/60	5,885	6,200,695
Government National Mortgage Assoc.	1.887%	(c)	07/20/60	4,581	4,838,163
Government National Mortgage Assoc.	1.908%	(c)	09/20/60	6,379	6,760,643
Government National Mortgage Assoc.	2.552%	(c)	04/20/60	7,469	8,056,586
Government National Mortgage Assoc.	3.500%		TBA	7,600	7,916,469
Government National Mortgage Assoc.	4.000%		TBA	20,100	21,510,140
Government National Mortgage Assoc.	4.500%		01/20/40-07/20/41	9,765	10,695,084
Government National Mortgage Assoc.	5.000%		04/15/40-11/20/40	20,220	22,445,118
Government National Mortgage Assoc.	5.500%		06/15/36	1,534	1,730,357
Government National Mortgage Assoc.	6.000%		08/20/40-02/20/42	1,177	1,318,497
Government National Mortgage Assoc.	6.500%		10/20/37	1,503	1,665,479
Tennessee Valley Authority	5.250%		09/15/39	5,050	6,128,367

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $813,983,647)					822,987,186

U.S. TREASURY OBLIGATIONS — 10.5%
U.S. Treasury Bonds	3.375%		05/15/44	44,230	44,527,181
U.S. Treasury Bonds	3.750%		11/15/43	2,680	2,894,400

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/23	17,180	$17,838,602
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%		02/15/43	13,720	12,841,665
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%		02/15/40	3,910	5,455,749
U.S. Treasury Notes	0.375%		11/15/15-04/30/16	4,400	4,405,304
U.S. Treasury Notes	0.750%		06/30/17	4,380	4,362,208
U.S. Treasury Notes(a)	0.875%		04/15/17	2,950	2,957,145
U.S. Treasury Notes	1.375%		06/30/18	2,280	2,285,166
U.S. Treasury Notes	1.500%		07/31/16-05/31/19	3,780	3,787,641
U.S. Treasury Notes	1.625%		04/30/19	17,230	17,262,306
U.S. Treasury Notes(a)	2.000%		05/31/21	71,560	71,023,300
U.S. Treasury Notes	2.125%		01/31/21	650	653,199
U.S. Treasury Notes	2.750%		02/15/24	830	848,869
U.S. Treasury Notes(a)	2.750%		11/15/23	11,640	11,930,092
U.S. Treasury Notes	3.625%		02/15/44	140,940	148,735,673
U.S. Treasury Strip Principal	4.007%	(s)	02/15/43	12,130	4,480,895

TOTAL U.S. TREASURY OBLIGATIONS (cost $351,749,510)					356,289,395

				Shares
PREFERRED STOCK
Diversified Financial Services
Citigroup Capital XIII, 7.875% (cost $1,192,693)				45,250	1,253,425

TOTAL LONG-TERM INVESTMENTS (cost $3,314,984,537)					3,419,574,395

SHORT-TERM INVESTMENTS — 11.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 11.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $403,361,446; includes $112,602,881 of cash collateral for securities on loan)(b)(w)(Note 4)				403,361,446	403,361,446

				Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
5 Year U.S. Treasury Notes, expiring 08/23/14, Strike Price $120.00				104	25,187
10 Year U.S. Treasury Notes, expiring 07/25/14, Strike Price $125.00				72	46,125
20 Year U.S. Treasury Bonds, expiring 07/25/14, Strike Price $136.00				18	30,656
expiring 07/25/14, Strike Price $137.00				60	64,687
expiring 07/25/14, Strike Price $138.00				1	625

					167,280

Put Options
20 Year U.S. Treasury Bonds, expiring 07/25/14, Strike Price $135.00				36	10,125
Currency Option USD vs EUR, expiring 07/04/14, @ FX Rate 1.36				13,000	10,400

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
Currency Option USD vs JPY, expiring 07/05/14, @ FX Rate 97.00	53	$787

		21,312

TOTAL OPTIONS PURCHASED (cost $273,023)		188,592

TOTAL SHORT-TERM INVESTMENTS (cost $403,634,469)		403,550,038

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 112.3% (cost $3,718,619,006)		3,823,124,433

	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
10 Year U.S. Treasury Notes, expiring 07/26/14, Strike Price $126.00	104	(22,750)
expiring 08/22/14, Strike Price $125.00	217	(193,266)
expiring 08/22/14, Strike Price $126.00	21	(9,189)
20 Year U.S. Treasury Bonds, expiring 08/22/14, Strike Price $138.00	83	(92,078)

		(317,283)

Put Options
5 Year U.S. Treasury Notes,
expiring 07/26/14, Strike Price $119.00	156	(24,234)
10 Year U.S. Treasury Notes,
expiring 07/26/14, Strike Price $124.00	52	(8,939)
expiring 07/26/14, Strike Price $124.50	104	(30,875)
expiring 07/26/14, Strike Price $125.00	156	(73,125)
expiring 08/22/14, Strike Price $123.50	46	(12,219)
20 Year U.S. Treasury Bonds,
expiring 07/25/14, Strike Price $132.00	64	(3,000)
expiring 07/25/14, Strike Price $133.00	64	(5,000)
expiring 07/25/14, Strike Price $134.00	84	(13,125)
expiring 08/22/14, Strike Price $135.00	77	(50,531)
Currency Option USD vs EUR,
expiring 07/04/14, @ FX Rate 1.35	7,875	(1,181)

		(222,229)

TOTAL OPTIONS WRITTEN (premiums received $680,450)		(539,512)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 112.3% (cost $3,717,938,556)		3,822,584,921
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (12.3)%		(419,213,432)

NET ASSETS — 100.0%		$3,403,371,489

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
CDX	Credit Derivative Index
CMBS	Commercial Mortgage-Backed Security
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
IO	Interest Only
MTN	Medium Term Note
PO	Principal Only
REMICS	Real Estate Mortgage Investment Conduit Security
SLM	Student Loan Mortgage
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	United States Dollar

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $109,961,295; cash collateral of $112,602,881 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,253	90 Day Euro Dollar	Dec. 2015	$309,909,013	$310,321,113	$412,100
1,105	90 Day Euro Dollar	Jun. 2016	271,547,538	272,272,000	724,462
371	2 Year U.S. Treasury Notes	Sep. 2014	81,517,531	81,469,281	(48,250)
1,465	5 Year U.S. Treasury Notes	Sep. 2014	174,762,531	175,010,274	247,743
517	30 Year U.S. Ultra Treasury Bonds	Sep. 2014	77,106,750	77,517,688	410,938

					1,746,993

Short Positions:
1,070	90 Day Euro Dollar	Jun. 2018	258,676,725	259,528,500	(851,775)
228	10 Year Euro-Bund	Sep. 2014	45,284,198	45,896,590	(612,392)
4,173	10 Year U.S. Treasury Notes	Sep. 2014	521,213,203	522,342,234	(1,129,031)
1,019	20 Year U.S. Treasury Bonds	Sep. 2014	138,946,148	139,794,063	(847,915)
319	Euro Currency	Sep. 2014	54,412,794	54,620,775	(207,981)
44	Japanese Yen Currency	Sep. 2014	5,366,900	5,434,000	(67,100)

					(3,716,194)

					$(1,969,201)

(1)	Cash of $8,906,492 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts as of June 30, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Euro,
Expiring 08/14/14	Citigroup Global Markets	EUR	18,300	$24,954,795	$25,062,502	$107,707
Polish Zloty,
Expiring 08/14/14	Citigroup Global Markets	PLN	23,934	7,847,438	7,857,305	9,867

				$32,802,233	$32,919,807	$117,574

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 08/14/14	Citigroup Global Markets	EUR	49,364	$68,759,867	$67,606,253	$1,153,614
Expiring 08/14/14	Citigroup Global Markets	EUR	12,700	17,417,758	17,393,103	24,655
Expiring 08/14/14	Morgan Stanley	EUR	23,746	33,061,675	32,520,994	540,681
Expiring 08/14/14	UBS AG	EUR	5,700	7,798,729	7,806,354	(7,625)
Japanese Yen,
Expiring 08/14/14	Charles Schwab	JPY	1,205,786	11,834,422	11,906,633	(72,211)
Expiring 08/14/14	Citigroup Global Markets	JPY	2,628,436	25,838,770	25,954,715	(115,945)
Polish Zloty,
Expiring 08/14/14	Citigroup Global Markets	PLN	23,934	7,835,684	7,857,305	(21,621)

				$172,546,905	$171,045,357	$1,501,548

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation
Exchange-traded credit default swaps—Buy Protection(1):
CDX.HY.20.V1	06/20/18	4,613	5.000%	$(171,157)	$(446,552)	$(275,395)
CDX.HY.21	12/20/18	10,583	5.000%	(734,203)	(980,641)	(246,438)

				$(905,360)	$(1,427,193)	$(521,833)

Cash of $619,274 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts as of June 30, 2014

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—other	significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$59,342,873	$2,262,000
Residential Mortgage-Backed Securities	—	65,775,079	—
Bank Loans	—	100,216,154	—
Commercial Mortgage-Backed Securities	—	124,636,401	11,775,617
Corporate Bonds	—	1,125,005,379	5,750,364
Foreign Government Bonds	—	264,005,903	—
Residential Mortgage-Backed Securities	—	480,274,619	—
U.S. Government Agency Obligations	—	822,987,186	—
U.S. Treasury Obligations	—	356,289,395	—
Preferred Stock	1,253,425	—	—
Affiliated Money Market Mutual Fund	403,361,446	—	—
Options Purchased	188,592	—	—
Options Written	(539,512)	—	—
Other Financial Instruments*
Futures	(1,969,201)	—	—
Foreign Forward Currency Exchange Contracts	—	1,619,122	—
Credit Default Swaps	—	(521,833)	—

Total	$402,294,750	$3,399,630,278	$19,787,981

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

U.S. Government Agency Obligations	24.2%
Residential Mortgage-Backed Securities	16.0
Affiliated Money Market Mutual Fund (3.3% represents investments purchased with collateral from securities on loan)	11.8
U.S. Treasury Obligations	10.5
Foreign Government Bonds	7.8
Banks	6.3
Oil, Gas & Consumable Fuels	4.1
Commercial Mortgage-Backed Securities	4.0
Metals & Mining	2.9
Diversified Financial Services	2.9
Diversified Telecommunication Services	2.2
Media	2.0
Non-Residential Mortgage-Backed Securities	1.8
Capital Markets	1.5
Food & Staples Retailing	1.5
Pharmaceuticals	1.3
Beverages	1.3
Consumer Finance	1.1
Electric Utilities	1.1
Tobacco	1.0
Automobiles	0.7
Independent Power & Renewable Electricity Producers	0.7
Insurance	0.6
Health Care Providers & Services	0.5
Hotels, Restaurants & Leisure	0.4
Aerospace & Defense	0.3

Airlines	0.3%
Computer Services & Software	0.3
Energy Equipment & Services	0.3
Retail & Merchandising	0.3
Wireless Telecommunication Services	0.3
Advertising	0.2
Chemicals	0.2
Commercial Services & Supplies	0.2
Environmental Control	0.2
Construction & Engineering	0.1
Consumer Products	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Diversified Manufacturing	0.1
Gas Utilities	0.1
Health Care Equipment & Supplies	0.1
Investment Companies	0.1
Life Sciences Tools & Services	0.1
Machinery	0.1
Miscellaneous Manufacturing	0.1
Multi-Utilities	0.1
Paper & Forest Products	0.1
Real Estate Management & Development	0.1
Transportation	0.1

112.3
Liabilities in excess of other assets	(12.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are credit risk, interest rate risk, foreign exchange risk, commodity risk and equity risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$1,795,243	*	Due to broker-variation margin	$3,489,363	*
Interest rate contracts	Unaffiliated investments	177,405		Written options outstanding, at value	538,331
Foreign exchange contracts	Unaffiliated investments	11,187		Due to broker-variation margin	275,081	*
Foreign exchange contracts	—	—		Written options outstanding, at value	1,181
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,836,524		Unrealized depreciation on foreign currency forward contracts	217,402
Credit contracts	—	—		Due to broker-variation margin	521,833	*

Total		$3,820,359			$5,043,191

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options(1)	Futures	Written Options	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$(1,930,458)	$(4,591,467)	$4,843,452	$(135,522)	$—	$(1,813,995)
Foreign exchange contracts	(95,582)	325,687	(204)	—	(2,655,678)	(2,425,777)
Credit contracts	—	—	—	(503,089)	—	(503,089)

Total	$(2,026,040)	$(4,265,780)	$4,843,248	$(638,611)	$(2,655,678)	$(4,742,861)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options(3)	Futures	Written Options	Swaps	Forward Currency Contracts(4)	Total
Interest rate contracts	$(101,984)	$720,654	$(57,368)	$—	$—	$561,302
Foreign exchange contracts	(215,615)	(239,812)	30,319	—	1,692,188	1,267,080
Credit contracts	—	—	—	104,230	—	104,230

Total	$(317,599)	$480,842	$(27,049)	$104,230	$1,692,188	$1,932,612

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts – Long Positions(3)	Futures Contracts – Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)	Interest Rate Swap Agreements(6)	Credit Default Swap Agreements – Buy Protection(6)
$481,708	$691,582	$898,356,848	$683,643,612	$23,037,178	$175,206,012	$179,753,333	$18,432,000

(1)	Cost.

(2)	Premiums Received.

(3)	Value at Trade Date.

(4)	Value at Settlement Date Payable.

(5)	Value at Settlement Date Receivable.

(6)	Notional Amount.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Charles Schwab	$—	$—	$—	$—
Citigroup Global Markets	1,295,843	(137,566)	—	1,158,277
Morgan Stanley	540,681	—	—	540,681
UBS AG	—	—	—	—

	$1,836,524

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Charles Schwab	$(72,211)	$—	$—	$(72,211)
Citigroup Global Markets	(137,566)	137,566	—	—
Morgan Stanley	—	—	—	—
UBS AG	(7,625)	—	—	(7,625)

	$(217,402)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $109,961,295:
Unaffiliated investments (cost $3,315,257,560)	$3,419,762,987
Affiliated investments (cost $403,361,446)	403,361,446
Foreign currency, at value (cost $7,649,590)	7,777,411
Deposit with broker	9,525,766
Receivable for investments sold	247,892,064
Dividends and interest receivable	24,694,014
Receivable for fund share sold	3,396,803
Unrealized appreciation on foreign currency forward contracts	1,836,524
Prepaid expenses	3,068

Total Assets	4,118,250,083

LIABILITIES:
Payable for investments purchased	588,901,573
Payable to broker for collateral for securities on loan	112,602,881
Payable to custodian	11,309,200
Advisory fees payable	549,576
Written options outstanding, at value (premiums received $680,450)	539,512
Due to broker-variation margin	311,991
Payable for fund share repurchased	263,522
Unrealized depreciation on foreign currency forward contracts	217,402
Accrued expenses and other liabilities	145,152
Distribution fee payable	37,420
Affiliated transfer agent fee payable	365

Total Liabilities	714,878,594

NET ASSETS	$3,403,371,489

Net assets were comprised of:
Paid-in capital	$3,035,784,106
Retained earnings	367,587,383

Net assets, June 30, 2014	$3,403,371,489

Net asset value and redemption price per share, $3,403,371,489 / 305,332,438 outstanding shares of beneficial interest	$11.15

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$55,813,665
Affiliated dividend income	203,060
Affiliated income from securities lending, net	170,818
Unaffiliated dividend income	44,542

56,232,085

EXPENSES
Advisory fees	10,648,229
Distribution fee	1,601,722
Custodian and accounting fees	244,000
Audit fee	19,000
Insurance expenses	18,000
Trustees’ fees	17,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Shareholders’ reports.	3,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	11,370

Total expenses	12,575,321
Less: advisory fee waivers and/or expense reimbursement	(2,402,583)

Net expenses	10,172,738

NET INVESTMENT INCOME	46,059,347

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	14,111,036
Futures transactions	(4,265,780)
Options written transactions	4,843,248
Short sales transactions	(26,321)
Swap agreements transactions	(638,611)
Foreign currency transactions	(5,704,664)

8,318,908

Net change in unrealized appreciation (depreciation) on:
Investments and other assets	118,199,062
Futures	480,842
Options written	(27,049)
Swap agreements	104,230
Foreign currencies	1,845,094

120,602,179

NET GAIN ON INVESTMENTS	128,921,087

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$174,980,434

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$46,059,347	$70,658,259
Net realized gain on investment and foreign currency transactions	8,318,908	20,183,960
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	120,602,179	(123,394,360)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	174,980,434	(32,552,141)

FUND SHARE TRANSACTIONS:
Fund share sold [17,519,685 and 110,568,546 shares, respectively]	192,246,278	1,172,249,934
Fund share repurchased [8,834,419 and 80,363,585 shares, respectively]	(95,729,774)	(863,860,523)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	96,516,504	308,389,411

TOTAL INCREASE IN NET ASSETS	271,496,938	275,837,270
NET ASSETS:
Beginning of period	3,131,874,551	2,856,037,281

End of period	$3,403,371,489	$3,131,874,551

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 80.5% CORPORATE OBLIGATIONS — 1.0%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals & Mining
Southern Copper Corp., Sr. Unsec’d. Notes	5.250%	11/08/42	668	$614,130
Southern Copper Corp., Sr. Unsec’d. Notes(a)	6.750%	04/16/40	2,373	2,580,177
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	410	477,291

(cost $3,811,582)				3,671,598

FOREIGN BONDS — 35.8%
Argentina — 0.2%
Arcos Dorados Holdings, Inc., Gtd. Notes, 144A	6.625%	09/27/23	690	724,500

Brazil — 7.9%
Andrade Gutierrez International SA, Gtd. Notes, 144A	4.000%	04/30/18	1,260	1,253,700
BRF SA, Sr. Unsec’d. Notes, 144A	4.750%	05/22/24	673	662,905
Centrais Eletricas Brasileiras SA, Sr. Unsec’d. Notes, RegS(a)	5.750%	10/27/21	712	730,427
CSN Resources SA, Gtd. Notes, RegS	6.500%	07/21/20	1,544	1,598,040
Fibria Overseas Finance Ltd., Gtd. Notes	5.250%	05/12/24	240	238,800
Gerdau Trade, Inc., Gtd. Notes, 144A	4.750%	04/15/23	790	781,113
GTL Trade Finance, Inc., Gtd. Notes, 144A	7.250%	04/16/44	500	525,500
Hypermarcas SA, Sr. Unsec’d. Notes, 144A	6.500%	04/20/21	837	910,237
JBS Investments GmbH, Gtd. Notes, 144A	7.250%	04/03/24	720	745,200
Marfrig Holding Europe BV, Gtd. Notes, 144A	6.875%	06/24/19	1,040	1,051,960
Marfrig Holding Europe BV, Sr. Unsec’d. Notes, RegS	8.375%	05/09/18	750	797,587
Marfrig Overseas Ltd., Gtd. Notes, 144A	9.500%	05/04/20	400	430,000
OAS Finance Ltd., Gtd. Notes, 144A	8.000%	07/02/21	650	656,500
OAS Investments GmbH, Gtd. Notes, 144A	8.250%	10/19/19	830	859,050
Odebrecht Finance Ltd., Gtd. Notes, 144A	4.375%	04/25/25	770	760,375
Odebrecht Finance Ltd., Gtd. Notes, 144A	5.250%	06/27/29	2,286	2,275,713
Odebrecht Offshore Drilling Finance Ltd., Sr. Sec’d. Notes, 144A	6.625%	10/01/23	371	394,942
Oi SA, Sr. Unsec’d. Notes, 144A	5.750%	02/10/22	547	545,906
Oi SA, Sr. Unsec’d. Notes, RegS	5.750%	02/10/22	364	363,272
Petrobras Global Finance BV, Gtd. Notes(a)	4.375%	05/20/23	350	337,067
Petrobras International Finance Co., Gtd. Notes(a)	5.375%	01/27/21	1,976	2,059,446
Petrobras International Finance Co., Gtd. Notes(a)	6.750%	01/27/41	1,179	1,214,370
Rearden G Holdings EINS GmbH, Gtd. Notes, 144A	7.875%	03/30/20	535	565,763
Rearden G Holdings EINS GmbH, Gtd. Notes, RegS	7.875%	03/30/20	91	96,233
Samarco Mineracao SA, Sr. Unsec’d. Notes, 144A	4.125%	11/01/22	1,408	1,334,080
Suzano Trading Ltd., Gtd. Notes, 144A	5.875%	01/23/21	100	104,000
Vale Overseas Ltd., Gtd. Notes(a)	4.375%	01/11/22	2,970	3,049,299
Vale Overseas Ltd., Gtd. Notes	6.875%	11/21/36	2,326	2,574,975
Vale SA, Sr. Unsec’d. Notes(a)	5.625%	09/11/42	637	624,069
Virgolino de Oliveira Finance SA, Sr. Sec’d. Notes, 144A	10.875%	01/13/20	1,430	1,415,700
Virgolino de Oliveira Finance SA, Sr. Unsec’d. Notes, RegS	10.500%	01/28/18	200	160,000

				29,116,229

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

FOREIGN BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Chile — 2.7%
AES Gener SA, Sr. Unsec’d. Notes, 144A	5.250%	08/15/21	564	$601,239
Banco del Estado de Chile, Sr. Unsec’d. Notes, 144A	3.875%	02/08/22	355	357,597
Celulosa Arauco y Constitucion SA, Sr. Unsec’d. Notes	4.750%	01/11/22	664	686,280
Colbun SA, Sr. Unsec’d. Notes, RegS	6.000%	01/21/20	974	1,080,971
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	3.000%	07/17/22	2,921	2,828,945
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, RegS	3.000%	07/17/22	641	620,799
Empresa Nacional de Electricidad SA, Sr. Unsec’d. Notes	4.250%	04/15/24	370	372,058
ENTEL Chile SA, Sr. Unsec’d. Notes, 144A	4.875%	10/30/24	710	739,352
GeoPark Latin America Ltd. Agencia en Chile, Sr. Sec’d. Notes, 144A	7.500%	02/11/20	730	790,225
Inversiones CMPC SA, Gtd. Notes, 144A	4.500%	04/25/22	696	701,963
Inversiones CMPC SA, Gtd. Notes, RegS	4.500%	04/25/22	146	147,251
Inversiones CMPC SA, Unsec’d. Notes, 144A(a)	4.375%	05/15/23	1,000	993,671

				9,920,351

China — 0.5%
Agile Property Holdings Ltd., Gtd. Notes, RegS	8.875%	04/28/17	210	218,652
CNOOC Curtis Funding No. 1 Pty Ltd., Gtd. Notes, RegS	4.500%	10/03/23	700	734,352
State Grid Overseas Investment 2013 Ltd., Gtd. Notes, 144A	3.125%	05/22/23	940	914,936

				1,867,940

Colombia — 2.5%
Ecopetrol SA, Sr. Unsec’d. Notes	5.875%	05/28/45	530	548,168
Empresas Publicas de Medellin ESP, Sr. Unsec’d. Notes, RegS(a)	7.625%	07/29/19	500	598,750
Oleoducto Central SA, Sr. Unsec’d. Notes, 144A	4.000%	05/07/21	730	730,000
Pacific Rubiales Energy Corp., Gtd. Notes, 144A	5.125%	03/28/23	2,100	2,084,250
Pacific Rubiales Energy Corp., Gtd. Notes, 144A	5.375%	01/26/19	1,420	1,480,350
Pacific Rubiales Energy Corp., Gtd. Notes, RegS	5.375%	01/26/19	1,188	1,238,490
Pacific Rubiales Energy Corp., Sr. Unsec’d. Notes, RegS	7.250%	12/12/21	1,124	1,247,640
Transportadora de Gas Internacional SA ESP, Sr. Unsec’d. Notes, 144A	5.700%	03/20/22	976	1,049,200
Transportadora de Gas Internacional SA ESP, Sr. Unsec’d. Notes, RegS	5.700%	03/20/22	262	281,650

				9,258,498

India — 1.7%
Bharti Airtel International Netherlands BV, Gtd. Notes, 144A	5.350%	05/20/24	450	466,897
Reliance Holdings USA, Inc., Gtd. Notes, RegS	5.400%	02/14/22	1,356	1,464,153
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	6.000%	01/31/19	910	940,758
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	7.125%	05/31/23	300	316,500
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	9.500%	07/18/18	810	933,525
Vedanta Resources PLC, Sr. Unsec’d. Notes, RegS	6.750%	06/07/16	1,156	1,222,470

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

FOREIGN BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
India (continued)
Vedanta Resources PLC, Sr. Unsec’d. Notes, RegS	9.500%	07/18/18		751	$865,527

					6,209,830

Indonesia — 1.2%
Indosat Palapa Co. BV, Gtd. Notes, 144A	7.375%	07/29/20		787	852,951
Indosat Palapa Co. BV, Gtd. Notes, RegS	7.375%	07/29/20		91	98,626
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A	4.300%	05/20/23		700	660,625
Pertamina Persero PT, Sr. Unsec’d. Notes, RegS	6.000%	05/03/42		2,138	1,999,030
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A(a)	5.500%	11/22/21		965	1,013,250

					4,624,482

Kazakhstan — 1.0%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, RegS	7.000%	05/05/20		3,414	3,883,425

Malaysia — 0.8%
Petronas Capital Ltd., Gtd. Notes, RegS	5.250%	08/12/19		2,459	2,793,559

Mexico — 8.7%
Alfa SAB de CV, Sr. Unsec’d. Notes, 144A	5.250%	03/25/24		210	219,135
Alfa SAB de CV, Sr. Unsec’d. Notes, 144A	6.875%	03/25/44		200	218,000
Alpek SA de CV, Sr. Unsec’d. Notes, 144A	4.500%	11/20/22		1,473	1,479,629
America Movil SAB de CV, Sr. Unsec’d. Notes	3.125%	07/16/22		1,515	1,490,760
Axtel SAB de CV, Sr. Sec’d. Notes, 144A	8.000%	01/31/20		2,292	2,332,110
Axtel SAB de CV, Sr. Sec’d. Notes, CVT, 144A	8.000%	01/31/20	MXN	1,929	245,386
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	9.375%	10/12/22		1,370	1,611,463
Cemex Finance LLC, Sr. Sec’d. Notes, RegS	9.375%	10/12/22		613	721,041
Cemex SAB de CV, Sr. Sec’d. Notes, RegS(a)	9.000%	01/11/18		3,008	3,233,600
Comision Federal de Electricidad, Sr. Unsec’d. Notes, 144A(a)	4.875%	01/15/24		640	683,200
Empresas ICA SAB de CV, Gtd. Notes, 144A	8.875%	05/29/24		2,288	2,352,064
Mexichem SAB de CV, Gtd. Notes, 144A(a)	4.875%	09/19/22		596	619,840
Mexichem SAB de CV, Gtd. Notes, RegS	4.875%	09/19/22		472	490,880
Offshore Drilling Holding SA, Sr. Sec’d. Notes, 144A	8.375%	09/20/20		1,250	1,384,375
Petroleos Mexicanos, Gtd. Notes	4.875%	01/24/22		3,664	3,963,715
Petroleos Mexicanos, Gtd. Notes	5.500%	06/27/44		2,043	2,126,763
Petroleos Mexicanos, Gtd. Notes	6.500%	06/02/41		2,631	3,058,537
Petroleos Mexicanos, Gtd. Notes, 144A	6.375%	01/23/45		5,243	6,088,434

					32,318,932

Morocco — 0.3%
OCP SA, Sr. Unsec’d. Notes, 144A	5.625%	04/25/24		1,200	1,258,500

Peru — 0.8%
Alicorp SAA, Sr. Unsec’d. Notes, 144A	3.875%	03/20/23		530	512,775
Cementos Pacasmayo SAA, Gtd. Notes, 144A	4.500%	02/08/23		610	582,550
Gas Natural de Lima y Callao SA, Sr. Unsec’d. Notes, 144A	4.375%	04/01/23		750	727,500
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, 144A	4.250%	04/30/28		1,000	942,500
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, RegS	4.250%	04/30/28		390	367,575

					3,132,900

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

FOREIGN BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Qatar — 0.5%
Ooredoo International Finance Ltd., Gtd. Notes, 144A	4.750%	02/16/21	464	$504,136
Ras Laffan Liquefied Natural Gas Co. Ltd. III, Sr. Sec’d. Notes, RegS	6.750%	09/30/19	1,096	1,320,680

				1,824,816

Russia — 4.8%
EDC Finance Ltd., Gtd. Notes, 144A(a)	4.875%	04/17/20	1,920	1,876,800
Evraz Group SA, Sr. Unsec’d. Notes, 144A	6.500%	04/22/20	1,570	1,464,025
Evraz Group SA, Sr. Unsec’d. Notes, RegS	6.750%	04/27/18	1,660	1,637,175
Lukoil International Finance BV, Gtd. Notes, RegS	6.656%	06/07/22	2,221	2,473,639
Rosneft Finance SA, Gtd. Notes, RegS	7.875%	03/13/18	2,655	3,030,019
Severstal OAO Via Steel Capital SA, Sr. Unsec’d. Notes, 144A	4.450%	03/19/18	750	740,655
Sibur Securities Ltd., Gtd. Notes, 144A	3.914%	01/31/18	1,270	1,222,375
TMK OAO Via TMK Capital SA, Sr. Unsec’d. Notes, 144A	6.750%	04/03/20	1,070	1,043,250
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A	9.125%	04/30/18	400	454,800
VimpelCom Holdings BV, Gtd. Notes, RegS	7.504%	03/01/22	3,470	3,743,263

				17,686,001

Singapore — 0.2%
Puma International Financing SA, Gtd. Notes, 144A	6.750%	02/01/21	710	731,371

South Africa — 0.4%
AngloGold Ashanti Holdings PLC, Gtd. Notes(a)	8.500%	07/30/20	658	736,960
Myriad International Holdings BV, Gtd. Notes, 144A	6.000%	07/18/20	690	760,725

				1,497,685

Trinidad & Tobago — 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., Sr.
Unsec’d. Notes, 144A	9.750%	08/14/19	810	1,018,575
Petroleum Co. of Trinidad & Tobago Ltd., Sr.
Unsec’d. Notes, RegS	9.750%	08/14/19	280	352,100

				1,370,675

Turkey — 0.6%
Mersin Uluslararasi Liman Isletmeciligi A/S, Sr. Unsec’d. Notes, 144A	5.875%	08/12/20	550	581,295
Turk Telekomunikasyon A/S, Sr. Unsec’d. Notes, 144A	3.750%	06/19/19	910	899,444
Turk Telekomunikasyon A/S, Sr. Unsec’d. Notes, 144A	4.875%	06/19/24	650	630,565

				2,111,304

United Arab Emirates — 0.6%
Dolphin Energy Ltd., Sr. Sec’d. Notes, RegS	5.500%	12/15/21	1,979	2,248,639

TOTAL FOREIGN BONDS (cost $131,707,966)				132,579,637

SOVEREIGN ISSUES — 43.7%
Argentina Boden (Argentina), Bonds(a)	7.000%	10/03/15	3,435	3,321,645

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SOVEREIGN ISSUES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Brazil Notas do Tesouro Nacional (Brazil), Sr. Notes, MTN	10.000%	01/01/17	BRL	19,939	$8,717,347
Chile Government International (Chile), Sr. Unsec’d. Notes	3.250%	09/14/21		433	446,207
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	5.625%	02/26/44		4,750	5,320,000
Costa Rica Government International (Costa Rica), Sr. Unsec’d. Notes, 144A	7.000%	04/04/44		1,230	1,279,200
Croatia Government International (Croatia), Sr. Unsec’d. Notes, 144A(a)	5.500%	04/04/23		1,660	1,724,325
Croatia Government International (Croatia), Sr. Unsec’d. Notes, 144A(a)	6.625%	07/14/20		760	849,300
Croatia Government International (Croatia), Sr. Unsec’d. Notes, RegS	5.500%	04/04/23		1,450	1,506,187
Ecuador Government International Bond (Ecuador), Bonds, 144A	7.950%	06/20/24		1,527	1,578,155
Gabonese Republic (Gabon), Bonds, 144A	6.375%	12/12/24		930	1,015,876
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		2,948	3,250,170
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	01/15/24		4,690	5,176,587
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.625%	04/15/43		220	191,950
Kenya Government International Bond (Kenya), Notes, 144A	5.875%	06/24/19		1,090	1,112,345
Lithuania Government International (Lithuania), Sr. Unsec’d. Notes, 144A(a)	6.125%	03/09/21		2,760	3,224,784
Mexican Bonos (Mexico), Bonds	6.500%	06/09/22	MXN	82,622	6,769,029
Mexican Bonos (Mexico), Bonds	7.750%	11/13/42	MXN	24,255	2,117,141
Mexican Bonos (Mexico), Bonds	8.500%	11/18/38	MXN	30,239	2,840,804
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	5.550%	01/21/45		1,800	2,047,500
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, 144A	6.375%	07/12/23		200	215,750
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, RegS	5.125%	07/12/18		200	207,300
Panama Government International (Panama), Sr. Unsec’d. Notes	6.700%	01/26/36		17	20,969
Poland Government International (Poland), Sr. Unsec’d. Notes(a)	5.000%	03/23/22		6,507	7,232,531
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24		760	783,560
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	6.125%	01/18/41		3,767	4,510,983
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	3.750%	04/25/22		4,800	4,662,000
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	5.250%	01/17/42		6,531	6,204,450
Republic of Paraguay (Paraguay), Sr. Unsec’d. Notes, RegS	4.625%	01/25/23		200	203,200
Republic of Peru (Peru), Sr. Unsec’d. Notes	5.625%	11/18/50		3,168	3,546,576
Republic of Peru (Peru), Sr. Unsec’d. Notes	6.550%	03/14/37		3,750	4,711,875
Republic of Peru (Peru), Sr. Unsec’d. Notes(a)	7.125%	03/30/19		3,278	3,990,965
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	5.625%	03/30/21		1,110	1,209,900
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	6.250%	09/26/22		5,697	6,419,380
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	6.750%	05/30/40		2,531	2,953,171
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	7.500%	07/14/17		5,353	6,090,772
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24		530	563,788

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SOVEREIGN ISSUES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A(a)	4.875%	09/16/23	1,800	$1,858,500
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A(a)	5.625%	04/04/42	2,600	2,710,500
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	7.500%	03/31/30	10,391	12,034,754
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, 144A	6.000%	01/14/19	2,040	2,147,100
Turkey Government International Bond (Turkey), Bonds	5.750%	03/22/24	690	753,825
Turkey Government International Bond (Turkey), Unsec’d. Notes.	4.875%	04/16/43	2,570	2,415,800
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS	6.750%	11/14/17	1,444	1,377,576
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS	7.750%	09/23/20	578	551,412
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS	7.800%	11/28/22	935	883,575
United Mexican States (Mexico), Sr. Unsec’d. Notes	6.050%	01/11/40	3,500	4,242,000
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	1,092	1,113,840
Uruguay Government International (Uruguay), Sr. Unsec’d. Notes.	5.100%	06/18/50	760	750,500
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes	9.250%	09/15/27	4,406	3,789,160
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes, RegS	5.750%	02/26/16	575	544,525
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes, RegS	7.750%	10/13/19	23,332	20,182,180
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes, RegS	6.750%	01/29/20	410	463,300

TOTAL SOVEREIGN ISSUES (cost $163,717,170)				161,834,269

TOTAL LONG-TERM INVESTMENTS (cost $299,236,718)				298,085,504

SHORT-TERM INVESTMENT — 11.0%			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $40,746,959; includes $39,176,067 of cash collateral for securities on loan)(b)(w) (Note 4)			40,746,959	40,746,959

TOTAL INVESTMENTS — 91.5% (cost $339,983,677)				338,832,463
Other assets in excess of liabilities(x) — 8.5%				31,620,044

NET ASSETS — 100.0%				$370,452,507

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
CVT	Convertible Security
MTN	Medium Term Note
BRL	Brazilian Real
MXN	Mexican Peso
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,111,213; cash collateral of $39,176,067 (included in liabilities) was received with which the Portfolio purchased highly liquid short- term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Brazilian Real,
Expiring 07/15/14	Citigroup Global Markets	BRL14,334	$6,323,070	$6,457,155	$134,085
Expiring 07/15/14	Citigroup Global Markets	BRL5,100	2,249,868	2,297,375	47,507
Expiring 07/15/14	Citigroup Global Markets	BRL3,389	1,505,940	1,526,681	20,741

			$10,078,878	$10,281,211	$202,333

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Brazilian Real,
Expiring 07/15/14	Citigroup Global Markets	BRL28,669	$12,564,116	$12,914,310	$(350,194)

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Corporate Obligations	$—	$3,671,598	$—
Foreign Bonds	—	132,579,637	—
Sovereign Issues	—	161,834,269	—
Affiliated Money Market Mutual Fund	40,746,959	—	—
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	(147,861)	—

Total	$40,746,959	$297,937,643	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 were as follows:

Sovereign Issues	43.7%
Foreign Bonds	35.8
Affiliated Money Market Mutual Fund (10.6% representsinvestments purchased with collateral from securities onloan)	11.0
Metals & Mining	1.0

91.5
Other assets in excess of liabilities	8.5

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with derivative instruments is foreign exchange risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$202,333	Unrealized depreciation on foreign currency forward contracts	$350,194

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(1)
Foreign exchange contracts	$(377,712)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(2)
Foreign exchange contracts	$(573,135)

SEE NOTES TO FINANCIAL STATEMENTS.

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AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average value at settlement date payable for forward foreign currency exchange purchase contracts was $5,599,005 and the average value at settlement date receivable for foreign currency exchange sale contracts was $12,962,688.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Citigroup Global Markets	$202,333	$(202,333)	$—	$—

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Citigroup Global Markets	$(350,194)	$202,333	$—	$(147,861)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

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AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $38,111,213:
Unaffiliated investments (cost $299,236,718)	$298,085,504
Affiliated investments (cost $40,746,959)	40,746,959
Cash	1,794,629
Foreign currency, at value (cost $586,377)	589,014
Receivable for fund share sold	64,433,422
Dividends and interest receivable	4,991,598
Unrealized appreciation on foreign currency forward contracts	202,333
Prepaid expenses	385

Total Assets	410,843,844

LIABILITIES:
Payable to broker for collateral for securities onloan	39,176,067
Payable for investments purchased	650,000
Unrealized depreciation on foreign currency forward contracts	350,194
Advisory fees payable	88,132
Accrued expenses and other liabilities	72,065
Payable for fund share repurchased	51,151
Distribution fee payable	3,363
Affiliated transfer agent fee payable	365

Total Liabilities	40,391,337

NET ASSETS	$370,452,507

Net assets were comprised of:
Paid-in capital	$346,754,287
Retained earnings	23,698,220

Net assets, June 30, 2014	$370,452,507

Net asset value and redemption price per share, $370,452,507 / 35,456,618 outstanding shares of beneficial interest	$10.45

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$8,305,036
Affiliated income from securities lending, net	60,790
Affiliated dividend income	2,758

8,368,584

EXPENSES
Advisory fees	1,194,450
Distribution fee	142,196
Custodian and accounting fees	55,000
Audit fee	19,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	2,000
Loan interest expense	34
Miscellaneous	5,822

Total expenses	1,439,502
Less: advisory fee waivers and/or expense reimbursement	(71,098)

Net expenses	1,368,404

NET INVESTMENT INCOME	7,000,180

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(4,002,916)
Foreign currency transactions	(1,153,625)

(5,156,541)

Net change in unrealized appreciation (depreciation) on:
Investments	23,353,394
Foreign currencies	(532,334)

22,821,060

NET GAIN ON INVESTMENTS	17,664,519
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,664,699

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,000,180	$13,076,942
Net realized loss on investment and foreign currency transactions	(5,156,541)	(7,637,799)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	22,821,060	(31,515,444)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,664,699	(26,076,301)

FUND SHARE TRANSACTIONS:
Fund share sold [6,931,421 and 7,829,469 shares, respectively]	72,083,282	78,856,242
Fund share repurchased [121,372 and 7,287,351 shares, respectively]	(1,214,125)	(71,679,048)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	70,869,157	7,177,194

TOTAL INCREASE (DECREASE) IN NET ASSETS	95,533,856	(18,899,107)
NET ASSETS:
Beginning of period	274,918,651	293,817,758

End of period	$370,452,507	$274,918,651

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2014 consisted of 89 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 20 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives:

AST Bond Portfolio 2015 (“Bond Portfolio 2015”), AST Bond Portfolio 2016 (“Bond Portfolio 2016”), AST Bond Portfolio 2017 (“Bond Portfolio 2017”), AST Bond Portfolio 2018 (“Bond Portfolio 2018”), AST Bond Portfolio 2019 (“Bond Portfolio 2019”), AST Bond Portfolio 2020 (“Bond Portfolio 2020”), AST Bond Portfolio 2021 (“Bond Portfolio 2021”), AST Bond Portfolio 2022 (“Bond Portfolio 2022”), AST Bond Portfolio 2023 (“Bond Portfolio 2023”), AST Bond Portfolio 2024 (“Bond Portfolio 2024”) and AST Bond Portfolio 2025 (“Bond Portfolio 2025”): To seek the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

AST Global Real Estate Portfolio (“Global Real Estate”):    Capital appreciation and income.

AST High Yield Portfolio (“High Yield”):    Maximum total return, consistent with preservation of capital and prudent investment management.

AST Lord Abbett Core Fixed Income Portfolio (“Lord Abbett Core Fixed Income”):    Income and capital appreciation to produce a high total return.

AST Neuberger Berman Core Bond Portfolio (“Neuberger Berman Core Bond”):    Maximize total return consistent with preservation of capital.

AST Prudential Core Bond Portfolio (“Prudential Core Bond”):    Maximize total return, consistent with the long-term preservation of capital and liquidity needs.

AST QMA US Equity Alpha Portfolio (“QMA US Equity Alpha”):    Long-term capital appreciation.

AST Quantitative Modeling Portfolio (“Quantitative Modeling”):    High potential return while attempting to mitigate downside risk during adverse market cycles.

AST Western Asset Core Plus Bond Portfolio (“Western Asset Core Plus Bond”):    Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Western Asset Core Plus Bond Portfolio.

AST Western Asset Emerging Markets Debt Portfolio (“Western Asset Emerging Markets Debt”):    Maximize total return.

2.	Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Security Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”). Under the current Valuation

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Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified

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institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Upon entering into these contacts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Options:    Certain Portfolios either purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

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When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed in either directly with a counterparty (“OTC-traded”) or through a central clearing facility,

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such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount, known as “variation margin”, based on the daily changes in valuation of the swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios have entered into credit default swaps to provide a measure of protection against defaults of the issuers. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Portfolio’s favor, from the point of entering into the contract.

B5

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2014, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Portfolio holds such warrants and rights as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment in kind securities:    Certain fixed income Portfolios may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined

B6

price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains and losses with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual. Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-dividend date.

B7

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2014, the Investment Manager has engaged the following firms as Sub-advisers for their respective Portfolios:

J.P. Morgan Investment Management, Inc. for a portion of High Yield;

Lord Abbett & Co. LLC for Lord Abbett Core Fixed Income;

Neuberger Berman Fixed Income LLC for Neuberger Berman Core Bond;

Prudential Investment Management, Inc. (“PIM”) for Bond Portfolio 2015, Bond Portfolio 2016, Bond Portfolio 2017, Bond Portfolio 2018, Bond Portfolio 2019, Bond Portfolio 2020, Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Global Real Estate, Prudential Core Bond and a portion of High Yield;

Quantitative Management Associates LLC (“QMA”) for QMA US Equity Alpha and Quantitative Modeling Portfolio;

Western Asset Management Company and Western Asset Management Company Limited for Western Asset Core Plus Bond and Western Asset Emerging Markets Debt.

Advisory Fees and Expense Limitations:    The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has agreed to waive a portion of their advisory fee and/or reimburse certain Portfolios so that advisor fees plus other annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Each voluntary waiver/reimbursement may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees at June 30, 2014	Effective Advisory Fees
Bond Portfolio 2015*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.49%

Bond Portfolio 2016*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.00%#

Bond Portfolio 2017*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.63%

Bond Portfolio 2018*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.63%

Bond Portfolio 2019*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.63%

Bond Portfolio 2020*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.63%

Bond Portfolio 2021*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.63%

B8

	Advisory Fees at June 30, 2014	Effective Advisory Fees
Bond Portfolio 2022*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.63%

Bond Portfolio 2023*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.63%

Bond Portfolio 2024*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.63%

Bond Portfolio 2025*	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.00%#

Global Real Estate	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	0.98%

High Yield	0.74% first $300 million; 0.73% on next $200 million; 0.72% on next $250 million; 0.71% on next $2.5 billion; 0.70% on next $2.75 billion; 0.67% on next $4 billion; 0.65% in excess of $10 billion	0.59%

Lord Abbett Core Fixed Income	0.79% first $300 million; 0.78% on next $200 million; 0.77% on next $250 million; 0.76% on next $2.5 billion; 0.75% on next $2.75 billion; 0.72% on next $4 billion; 0.70% in excess of $10 billion	0.43%

Neuberger Berman Core Bond	0.69% first $300 million; 0.68% on next $200 million; 0.67% on next $250 million; 0.66% on next $2.5 billion; 0.65% on next $2.75 billion; 0.62% on next $4 billion; 0.60% in excess of $10 billion	0.52%

Prudential Core Bond	0.69% first $300 million; 0.68% on next $200 million; 0.67% on next $250 million; 0.66% on next $2.5 billion; 0.65% on next $2.75 billion; 0.62% on next $4 billion; 0.60% in excess of $10 billion	0.63%

QMA US Equity Alpha	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	0.99%

Quantitative Modeling	0.25%	0.25%

Western Asset Core Plus Bond	0.69% first $300 million; 0.68% on next $200 million; 0.67% on next $250 million; 0.66% on next $2.5 billion; 0.65% on next $2.75 billion; 0.62% on next $4 billion; 0.60% in excess of $10 billion	0.51%

B9

	Advisory Fees at June 30, 2014	Effective Advisory Fees
Western Asset Emerging Markets Debt	0.84% first $300 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $2.5 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.79%

	Fee Waivers and/or Expense Limitations through June 30, 2014	Fee Waivers and/or Expense Limitations effective July 1, 2014

High Yield	voluntarily limit expenses to 0.72%	N/A

Lord Abbett Core Fixed Income	contractually waive 0.31% first $500 million; 0.335% next $500 million; 0.36% in excess of $1 billion through June 30, 2014	contractually waive 0.26% first $500 million; 0.285% next $500 million; 0.31% in excess of $1 billion through June 30, 2015

Neuberger Berman Core Bond	contractually waive 0.16% first $500 million; 0.185% next $500 million; 0.21% in excess of $1 billion through June 30, 2014	contractually waive 0.14% first $500 million; 0.165% next $500 million; 0.19% in excess of $1 billion through June 30, 2015

Prudential Core Bond	contractually waive 0.00% first $500 million; 0.025% next $500 million; 0.05% in excess of $1 billion through June 30, 2015	contractually waive 0.00% first $500 million; 0.025% next $500 million; 0.05% in excess of $1 billion through June 30, 2015

Western Asset Core Plus Bond	contractually waive 0.15% through June 30, 2014	contractually waive 0.20% through June 30, 2015

Western Asset Emerging Markets Debt	contractually waive 0.05% through June 30, 2015	contractually waive 0.05% through June 30, 2015

*	Advisory fees are calculated based on an aggregation of net assets of certain Portfolios of the Trust. Portfolio expenses are contractually limited to .99% through June 30, 2015.

#	The advisory fee amount waived exceeds the advisory fee for the current period due to expense limitations described above.

AST Investment Services, Inc., PI, PIM and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Trust, excluding Quantitative Modeling Portfolio, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Quantitative Modeling Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio.

PAD has contractually agreed to reduce its 12b-1 fees for each of the Bond Portfolio 2015, Bond Portfolio 2016, Bond Portfolio 2017, Bond Portfolio 2018, Bond Portfolio 2019, Bond Portfolio 2020, Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024 and Bond Portfolio 2025 (collectively, the Bond Portfolios), so that the effective distribution and service fee rate paid by each Bond Portfolio is reduced based on the average daily net assets of each Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Managers and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows for each Bond Portfolio:

B10

Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver
Up to and including $300 million	0.10% (no waiver)
Over $300 million up to and including $500 million	0.08%
Over $500 million up to and including $750 million	0.07%
Over $ 750 million	0.06%

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

PIM, an indirect, wholly-owned subsidiary of Prudential, acts as the Trust’s securities lending agent. For the six months ended June 30, 2014, PIM was compensated as follows for these services by the Portfolios:

Amount
Bond Portfolio 2017	$5,900
Bond Portfolio 2018	2,106
Bond Portfolio 2020	1,017
Bond Portfolio 2021	2,227
Bond Portfolio 2023	4,295
Bond Portfolio 2024	1,638
Global Real Estate	8,281
High Yield	101,372
Lord Abbett Core Fixed Income	55,010
Neuberger Berman Core Bond	1,452
Prudential Core Bond	71,282
Western Asset Core Plus Bond	50,892
Western Asset Emerging Markets Debt	18,142

5.	Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2014, were as follows:

	Cost of Purchases	Proceeds from Sales
Bond Portfolio 2015	$3,751,855	$12,469,221
Bond Portfolio 2016	453,150	6,475,764
Bond Portfolio 2017	16,959,674	50,770,320
Bond Portfolio 2018	22,052,011	62,310,100
Bond Portfolio 2019	12,208,525	26,948,128
Bond Portfolio 2020	33,799,602	36,172,402
Bond Portfolio 2021	40,635,812	18,347,998
Bond Portfolio 2022	10,645,318	22,392,450
Bond Portfolio 2023	45,899,618	152,509,723
Bond Portfolio 2024	20,073,022	62,343,876
Bond Portfolio 2025	3,194,976	246,813
Global Real Estate	176,298,130	181,992,526
High Yield	452,527,024	552,542,345
Lord Abbett Core Fixed Income	3,451,789,805	3,646,830,532
Neuberger Berman Core Bond	681,636,924	692,772,237
Prudential Core Bond	4,527,808,679	4,434,304,060
QMA US Equity Alpha	395,168,959	405,511,932

B11

	Cost of Purchases	Proceeds from Sales
Quantitative Modeling	$134,057,689	$31,174,440
Western Asset Core Plus Bond.	4,148,794,104	3,959,681,003
Western Asset Emerging Markets Debt.	87,354,238	75,717,516

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2014, is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Quantitative Modeling
AQR Emerging Markets Equity	$844,655	$911,491	$78,079	$—	$1,792,239
AQR Large-Cap	49,763,677	12,026,398	895,062	—	65,107,561
ClearBridge Dividend Growth	24,916,591	6,215,454	810,204	—	32,551,412
Federated Aggressive Growth	4,524,095	1,659,518	716,547	—	5,657,617
Goldman Sachs Large Cap Value	12,522,892	2,921,592	520,005	—	16,231,355
Goldman Sachs Mid-Cap Growth	344,335	820,029	48,150	—	1,177,707
Goldman Sachs Small-Cap Value	2,539,514	—	—	—	2,684,543
Goldman Sachs Strategic Income	—	7,967,434	240	—	7,949,889
Herndon Large-Cap Value	9,352,817	2,664,344	329,502	—	12,171,459
High Yield	3,600,239	1,099,420	1,752,209	—	3,159,892
International Growth	33,899,196	9,135,668	503,778	—	42,629,122
International Value	33,896,710	8,813,060	1,318,831	—	42,343,149
Jennison Large-Cap Growth	11,681,137	3,672,636	4,200,294	—	11,564,413
Jennison Large-Cap Value	9,345,571	2,213,488	266,005	—	12,223,628
Large-Cap Value	9,355,046	2,332,610	488,382	—	12,179,167
Loomis Sayles Large-Cap Growth	17,661,512	11,925,027	56,618	—	30,674,119
Lord Abbett Core Fixed Income	5,942,115	1,836,286	49,132	—	8,024,301
MFS Growth	17,614,801	5,314,598	557,608	—	22,971,687
MFS Large-Cap Value	9,383,777	2,390,371	159,710	—	12,154,001
Mid-Cap Value	949,528	274,742	21,462	—	1,287,709
Money Market	750,211	437,322	1,074,937	—	112,596
Neuberger Berman Core Bond	3,697,520	1,157,744	8,786	—	5,012,217
Neuberger Berman Mid-Cap Growth	1,425,867	489,234	748,317	—	1,179,533
Neuberger Berman/LSV Mid-Cap Value	949,233	262,740	24,113	—	1,286,797
Parametric Emerging Markets Equity	1,397,130	374,117	311,477	—	1,559,896
PIMCO Limited Maturity	2,285,021	807,186	2,392	—	3,109,966
PIMCO Total Return Bond	20,657,360	5,953,575	7,221,415	—	20,071,145
Prudential Core Bond	25,130,642	7,720,012	26,295	—	34,110,120
QMA Emerging Markets Equity	1,217,057	330,496	473,813	—	1,120,513
QMA Large-Cap	49,891,311	11,711,483	1,626,465	—	64,996,331
Small-Cap Growth	6,712,385	2,526,010	893,116	—	8,429,913
Small-Cap Value	9,623,737	3,474,455	1,268,485	—	12,385,009
T. Rowe Price Equity Income	12,473,324	3,050,728	208,548	—	16,248,083
T. Rowe Price Large-Cap Growth	11,696,702	3,765,578	4,274,726	—	11,518,575
T. Rowe Price Natural Resources	521,502	121,646	50,737	—	678,113
Western Asset Core Plus Bond	18,512,645	5,473,035	86,382	—	25,058,315
Western Asset Emerging Markets Debt	2,369,978	2,208,162	102,618	—	4,731,454

	$427,449,833	$134,057,689	$31,174,440	$—	$556,143,546

B12

Written options transactions, during the six months ended June 30, 2014, were as follows:

	AST Bond Portfolio 2015		AST Bond Portfolio 2016
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	1,340,026	10,559	460,003	2,064
Expired options	(6)	(1,778)	(1)	(61)
Closed options	(1,340,020)	(8,781)	(460,002)	(2,003)

Balance at end of period	—	$—	—	$—

	AST Bond Portfolio 2017		AST Bond Portfolio 2018
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	5,040,091	38,241	7,440,134	56,457
Expired options	(33)	(7,168)	(47)	(10,120)
Closed options	(5,040,058)	(31,073)	(7,440,087)	(46,337)

Balance at end of period	—	$—	—	$—

	AST Bond Portfolio 2019		AST Bond Portfolio 2020
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	3,480,064	27,174	7,120,127	54,114
Expired options	(22)	(4,852)	(45)	(9,772)
Closed options	(3,480,042)	(22,322)	(7,120,082)	(44,342)

Balance at end of period	—	$—	—	$—

	AST Bond Portfolio 2021		AST Bond Portfolio 2022
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	4,480,089	34,986	3,540,035	18,798
Expired options	(35)	(7,290)	(23)	(5,419)
Closed options	(4,480,054)	(27,696)	(3,540,012)	(13,379)

Balance at end of period	—	$—	—	$—

	AST Bond Portfolio 2023		AST Bond Portfolio 2024
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	16,340,295	125,338	7,280,133	56,117
Expired options	(103)	(22,169)	(31)	(9,148)
Closed options	(16,340,192)	(103,169)	(7,280,102)	(46,969)

Balance at end of period	—	$—	—	$—

B13

	AST Bond Portfolio 2025		AST Prudential Core Bond Portfolio
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	160,000	279	101,080,230	190,876
Expired options	—	—	(230)	(14,375)
Closed options	(160,000)	(279)	(101,080,000)	(176,501)

Balance at end of period	—	$—	—	$—

			AST Western Asset Core Plus Bond
			Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period			1,088,000	$567,582
Written options			21,828,000	6,113,657
Expired options			(11,091,000)	(4,557,956)
Closed options			(2,722,000)	(1,442,833)

Balance at end of period			9,103,000	$680,450

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Line of Credit

The Portfolios, along with other affiliated registered investment companies (the “Funds”), were parties to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

B14

	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at June 30, 2014
Bond Portfolio 2015	$314,000	1.42%	1	—
Bond Portfolio 2016	138,100	1.41%	30	—
Bond Portfolio 2017	533,618	1.40%	34	—
Bond Portfolio 2018	532,207	1.40%	29	$728,000
Bond Portfolio 2019	819,333	1.40%	6	—
Bond Portfolio 2020	547,556	1.40%	9	—
Bond Portfolio 2022	413,739	1.40%	23	—
Bond Portfolio 2023	2,584,714	1.40%	21	—
Bond Portfolio 2024	2,644,923	1.40%	13	—
Global Real Estate	1,425,222	1.40%	9	—
Western Asset Emerging Market Debt	217,000	1.40%	4	—

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Ownership

As of June 30, 2014, substantially all shares of each Portfolio were owned of record by PALAC, Pruco Life Arizona, PLNJ and PICA on behalf of the owners of the variable insurance products issued by each of these entities.

B15

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2015
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013(c)	2012(c)	2011(c)	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.05		$9.08	$9.66	$11.96	$11.39	$11.49

Income (Loss) From Investment Operations:
Net investment income	.05		.15	.15	.21	.16	.09
Net realized and unrealized gain (loss) on investments	(.03)		(.18)	.13	.47	.89	(.14)

Total from investment operations	.02		(.03)	.28	.68	1.05	(.05)

Less Distributions:	—		—	(.86)	(2.98)	(.48)	(.05)

Net Asset Value, end of period	$9.07		$9.05	$9.08	$9.66	$11.96	$11.39

Total Return(a)	.22%		(.33)%	3.02%	6.40%	9.38%	(.38)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$35.5		$41.5	$83.7	$115.4	$134.1	$189.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.99	%(d)	.98%	.90%	.87%	.83%	.81%
Expenses Before Waivers and/or Expense Reimbursement	1.13	%(d)	1.00%	.90%	.87%	.83%	.81%
Net investment income	1.17	%(d)	1.61%	1.62%	2.03%	1.02%	.71%
Portfolio turnover rate(e)	127	%(f)	252%	364%	292%	181%	303%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(f)	Not annualized.

	AST Bond Portfolio 2016
	Six Months Ended June 30, 2014(d)		Year Ended December 31,				January 2, 2009(c) through December 31, 2009
			2013(d)	2012(d)	2011(d)	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.66		$8.71	$8.48	$10.56	$9.55	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.06		.06	.05	.04	.21	—	(e)
Net realized and unrealized gain (loss) on investments	.02		(.11)	.29	.82	.80	(.45)

Total from investment operations	.08		(.05)	.34	.86	1.01	(.45)

Less Distributions:	—		—	(.11)	(2.94)	—	—

Net Asset Value, end of period	$8.74		$8.66	$8.71	$8.48	$10.56	$9.55

Total Return(a)	.92%		(.57)%	4.17%	9.64%	10.58%	(4.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10.2		$15.0	$49.3	$104.9	$43.0	$28.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.99	%(f)	.99%	.96%	.98%	.93%	1.00	%(f)
Expenses Before Waivers and/or Expense Reimbursement	2.01	%(f)	1.22%	.96%	.98%	.93%	1.74	%(f)
Net investment income (loss)	1.35	%(f)	.73%	.53%	.42%	1.04%	(.09	)%(f)
Portfolio turnover rate(g)	64	%(h)	409%	355%	368%	615%	455	%(h)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2017
	Six Months Ended June 30, 2014(d)		Year Ended December 31,			January 4, 2010(c) through December 31, 2010(d)
			2013(d)	2012(d)	2011(d)
Per Share Operating Performance:
Net Asset Value, beginning of period.	$11.90		$12.15	$11.61	$10.96	$10.00

Income (Loss) From Investment Operations:
Net investment income	.08		.12	.08	.09	.09
Net realized and unrealized gain (loss) on investments	.10		(.37)	.51	1.12	.87

Total from investment operations	.18		(.25)	.59	1.21	.96

Less Distributions:	—		—	(.05)	(.56)	—

Net Asset Value, end of period.	$12.08		$11.90	$12.15	$11.61	$10.96

Total Return(a)	1.51%		(2.06)%	5.12%	11.41%	9.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$122.9		$161.8	$355.6	$508.2	$177.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.86	%(e)	.80%	.78%	.80%	.88	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.86	%(e)	.80%	.79%	.80%	.88	%(e)
Net investment income	1.30	%(e)	.97%	.72%	.76%	.85	%(e)
Portfolio turnover rate(f)	85	%(g)	269%	422%	462%	695	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

	AST Bond Portfolio 2018
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013(c)	2012(c)	2011(c)	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.02		$12.41	$11.85	$11.91	$11.16	$12.23

Income (Loss) From Investment Operations:
Net investment income	.08		.12	.09	.09	.16	.08
Net realized and unrealized gain (loss) on investments	.20		(.51)	.58	1.39	1.07	(.83)

Total from investment operations	.28		(.39)	.67	1.48	1.23	(.75)

Less Distributions:	—		—	(.11)	(1.54)	(.48)	(.32)

Net Asset Value, end of period	$12.30		$12.02	$12.41	$11.85	$11.91	$11.16

Total Return(a)	2.33%		(3.14)%	5.72%	13.58%	11.19%	(5.97)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$186.5		$248.7	$515.6	$682.9	$100.7	$150.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.83	%(d)	.78%	.77%	.77%	.87%	.83%
Expenses Before Waivers and/or Expense Reimbursement	.83	%(d)	.79%	.78%	.78%	.87%	.83%
Net investment income	1.29	%(d)	1.02%	.71%	.75%	.95%	.69%
Portfolio turnover rate(e)	74	%(f)	311%	417%	495%	208%	392%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2019
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013(c)	2012(c)	2011(c)	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.85		$10.35	$11.08	$11.86	$11.32	$12.31

Income (Loss) From Investment Operations:
Net investment income	.05		.08	.07	.16	.09	.08
Net realized and unrealized gain (loss) on investments	.27		(.58)	.55	1.47	1.18	(1.03)

Total from investment operations	.32		(.50)	.62	1.63	1.27	(.95)

Less Distributions:	—		—	(1.35)	(2.41)	(.73)	(.04)

Net Asset Value, end of period	$10.17		$9.85	$10.35	$11.08	$11.86	$11.32

Total Return(a)	3.25%		(4.83)%	5.86%	15.97%	11.36%	(7.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$85.0		$116.5	$199.0	$56.6	$88.2	$103.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.91	%(d)	.84%	.89%	.95%	.88%	.86%
Expenses Before Waivers and/or Expense Reimbursement	.91	%(d)	.84%	.89%	.95%	.88%	.86%
Net investment income	.99	%(d)	.79%	.65%	1.44%	.62%	.64%
Portfolio turnover rate(e)	85	%(f)	351%	552%	252%	222%	399%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(f)	Not annualized.

	AST Bond Portfolio 2020
	Six Months Ended June 30, 2014(d)		Year Ended December 31,				January 2, 2009(c) through December 31, 2009
			2013(d)	2012(d)	2011(d)	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.17		$6.60	$10.26	$10.01	$8.95	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.04		.06	.10	.12	.07	—	(e)
Net realized and unrealized gain (loss) on investments	.24		(.49)	.44	1.57	.99	(1.05)

Total from investment operations	.28		(.43)	.54	1.69	1.06	(1.05)

Less Distributions:	—		—	(4.20)	(1.44)	—	—

Net Asset Value, end of period	$6.45		$6.17	$6.60	$10.26	$10.01	$8.95

Total Return(a)	4.54%		(6.52)%	6.32%	18.67%	11.84%	(10.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$168.0		$238.5	$3.7	$24.8	$106.7	$8.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.82	%(f)	.85%	1.00%	.96%	.89%	1.00	%(f)
Expenses Before Waivers and/or Expense Reimbursement	.82	%(f)	.85%	2.38%	.96%	.89%	2.59	%(f)
Net investment income (loss)	1.35	%(f)	.94%	1.17%	1.26%	.66%	(.06	)%(f)
Portfolio turnover rate(g)	125	%(h)	415%	470%	306%	854%	433	%(h)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2021
	Six Months Ended June 30, 2014(d)		Year Ended December 31,			January 4, 2010(c) through December 31, 2010(d)
			2013(d)	2012(d)	2011(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.01		$14.00	$13.47	$11.21	$10.00

Income (Loss) From Investment Operations:
Net investment income	.10		.15	.12	.10	.08
Net realized and unrealized gain (loss) on investments	.61		(1.14)	.79	2.17	1.13

Total from investment operations	.71		(.99)	.91	2.27	1.21

Less Distributions:	—		—	(.38)	(.01)	—

Net Asset Value, end of period	$13.72		$13.01	$14.00	$13.47	$11.21

Total Return(a)	5.46%		(7.07)%	6.80%	20.30%	12.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$174.8		$111.6	$381.2	$652.7	$168.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.86	%(e)	.82%	.77%	.77%	1.00	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.86	%(e)	.82%	.78%	.78%	1.03	%(e)
Net investment income	1.45	%(e)	1.13%	.91%	.83%	0.82	%(e)
Portfolio turnover rate(f)	222	%(g)	341%	383%	428%	863	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

	AST Bond Portfolio 2022
	Six Months Ended June 30, 2014(d)		Year Ended December 31,		January 3, 2011(c) through December 31, 2011
			2013(d)	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.67		$12.93	$12.24	$10.00

Income (Loss) From Investment Operations:
Net investment income	.07		.15	.08	.01
Net realized and unrealized gain (loss) on investments	.72		(1.41)	.64	2.23

Total from investment operations	.79		(1.26)	.72	2.24

Less Distributions:	—		—	(.03)	—

Net Asset Value, end of period	$12.46		$11.67	$12.93	$12.24

Total Return(a)	6.77%		(9.74)%	5.85%	22.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$89.8		$109.7	$452.9	$339.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.91	%(e)	.81%	.78%	.90	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.91	%(e)	.81%	.78%	.90	%(e)
Net investment income	1.23	%(e)	1.17%	.63%	.13	%(e)
Portfolio turnover rate(f)	214	%(g)	404%	420%	585	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2023
	Six Months Ended June 30, 2014(d)		Year Ended December 31, 2013(d)	January 3, 2012(c) through December 31, 2012(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.51		$10.59	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.07		.10	(.02)
Net realized and unrealized gain (loss) on investments	.67		(1.18)	.61

Total from investment operations	.74		(1.08)	.59

Net Asset Value, end of period	$10.25		$9.51	$10.59

Total Return(a)	7.78%		(10.20)%	5.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$384.9		$586.6	$142.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.77	%(e)	.77%	1.00	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.78	%(e)	.78%	1.07	%(e)
Net investment income (loss)	1.40	%(e)	1.00%	(.18	)%(e)
Portfolio turnover rate(f)	77	%(g)	434%	537	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

	AST Bond Portfolio 2024
	Six Months Ended June 30, 2014(d)		January 2, 2013(c) through December 31, 2013(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.91		$10.00

Income (Loss) From Investment Operations:
Net investment income	.06		.10
Net realized and unrealized gain (loss) on investments	.73		(1.19)

Total from investment operations	.79		(1.09)

Net Asset Value, end of period	$9.70		$8.91

Total Return(a)	8.87%		(10.90)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$172.2		$259.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.82	%(e)	.82	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.82	%(e)	.82	%(e)
Net investment income	1.39	%(e)	1.10	%(e)
Portfolio turnover rate(f)	86	%(g)	462	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2025
	January 2, 2014(c) through June 30, 2014(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income	.06
Net realized and unrealized gain on investments	.80

Total from investment operations	.86

Net Asset Value, end of period	$10.86

Total Return(a)	8.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.99	%(e)
Expenses Before Waivers and/or Expense Reimbursement	3.48	%(e)
Net investment income	1.22	%(e)
Portfolio turnover rate(f)	219	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

	AST Global Real Estate Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012(c)	2011	2010(c)	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.84		$9.43	$7.57	$8.13	$6.89	$5.23

Income (Loss) From Investment Operations:
Net investment income	.09		.12	.14	.16	.17	.14
Net realized and unrealized gain (loss) on investments	1.07		.29	1.86	(.56)	1.19	1.66

Total from investment operations	1.16		.41	2.00	(.40)	1.36	1.80

Less Distributions:	—		—	(.14)	(.16)	(.12)	(.14)

Net Asset Value, end of period	$11.00		$9.84	$9.43	$7.57	$8.13	$6.89

Total Return(a)	11.79%		4.35%	26.81%	(5.04)%	20.20%	35.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$663.8		$595.3	$548.1	$321.7	$380.1	$244.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.13	%(d)	1.14%	1.16%	1.18%	1.19%	1.23%
Expenses Before Waivers and/or Expense Reimbursement	1.13	%(d)	1.14%	1.17%	1.18%	1.19%	1.23%
Net investment income	1.72	%(d)	1.21%	1.66%	2.00%	2.89%	2.64%
Portfolio turnover rate	29	%(e)	41%	39%	55%	37%	59%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	AST High Yield Portfolio
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013(c)	2012	2011	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.21		$7.66	$7.21	$7.43	$6.86	$5.30

Income (Loss) From Investment Operations:
Net investment income	.25		.48	.49	.52	.47	.48
Net realized and unrealized gain (loss) on investments	.17		.07	.46	(.28)	.43	1.35

Total from investment operations	.42		.55	.95	.24	.90	1.83

Less Distributions:	—		—	(.50)	(.46)	(.33)	(.27)

Net Asset Value, end of period	$8.63		$8.21	$7.66	$7.21	$7.43	$6.86

Total Return(a)	5.12%		7.18%	13.88%	3.17%	13.67%	35.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,482.8		$1,563.5	$1,605.7	$1,337.7	$1,384.5	$897.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.72	%(d)	.76%	.82%	.86%	.87%	.89%
Expenses Before Waivers and/or Expense Reimbursement	.85	%(d)	.86%	.88%	.88%	.88%	.91%
Net investment income	5.96	%(d)	6.07%	6.47%	6.71%	6.63%	7.98%
Portfolio turnover rate	30	%(e)	63%	64%	93%	116%	76%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Lord Abbett Core Fixed Income Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(c)	2012	2011(c)	2010(c)	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.27		$11.50	$11.30	$10.43	$9.87	$7.92

Income (Loss) From Investment Operations:
Net investment income	.09		.16	.14	.24	.62	.49
Net realized and unrealized gain (loss) on investments	.41		(.39)	.52	.81	.63	2.16

Total from investment operations	.50		(.23)	.66	1.05	1.25	2.65

Less Distributions:	—		—	(.46)	(.18)	(.69)	(.70)

Net Asset Value, end of period	$11.77		$11.27	$11.50	$11.30	$10.43	$9.87

Total Return(a)	4.44%		(2.00)%	5.93%	10.17%	13.41%	34.77%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,673.1		$1,587.3	$2,545.6	$1,951.6	$424.0	$441.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.56	%(d)	.65%	.75%	.80%	.96%	.96%
Expenses Before Waivers and/or Expense Reimbursement	.90	%(d)	.89%	.92%	.93%	.96%	.96%
Net investment income	1.67	%(d)	1.37%	1.39%	2.15%	6.12%	6.74%
Portfolio turnover rate	268	%(e)	625%	580%	696%	55%	48%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	AST Neuberger Berman Core Bond Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,		October 17, 2011(c) through December 31, 2011(d)
			2013(d)	2012(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.29		$10.59	$10.13	$10.00

Income (Loss) From Investment Operations:
Net investment income	.07		.11	.13	.03
Net realized and unrealized gain (loss) on investments	.34		(.41)	.36	.10

Total from investment operations	.41		(.30)	.49	.13

Less Distributions:.	—		—	(.03)	—

Net Asset Value, end of period	$10.70		$10.29	$10.59	$10.13

Total Return(a)	3.98%		(2.83)%	4.88%	1.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$547.1		$503.9	$610.6	$894.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.67	%(e)	.75%	.79%	.84	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.83	%(e)	.83%	.82%	.87	%(e)
Net investment income	1.77	%(e)	1.10%	1.23%	1.51	%(e)
Portfolio turnover rate	165	%(f)	352%	361%	51	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Prudential Core Bond Portfolio
	Six Months Ended June 30, 2014(d)		Year Ended December 31,		October 17, 2011(c) through December 31, 2011
			2013(d)	2012(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.56		$10.81	$10.14	$10.00

Income (Loss) From Investment Operations:
Net investment income	.14		.26	.24	.02
Net realized and unrealized gain (loss) on investments	.34		(.51)	.48	.12

Total from investment operations	.48		(.25)	.72	.14

Less Distributions:	—		—	(.05)	—

Net Asset Value, end of period	$11.04		$10.56	$10.81	$10.14

Total Return(a)	4.55%		(2.31)%	7.11%	1.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,463.4		$3,204.5	$3,869.6	$1,792.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.75	%(e)	.75%	.75%	.78	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.79	%(e)	.79%	.82%	.84	%(e)
Net investment income	2.65	%(e)	2.46%	2.38%	1.38	%(e)
Portfolio turnover rate(f)	163	%(g)	667%	532%	309	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	AST QMA US Equity Alpha Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(c)		2012		2011		2010		2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.01		$13.60		$11.55		$11.24		$9.84		$8.23

Income From Investment Operations:
Net investment income	.08		.13		.13		.10		.08		.06
Net realized and unrealized gain on investments	1.73		4.28		2.03		.29		1.39		1.71

Total from investment operations	1.81		4.41		2.16		.39		1.47		1.77

Less Distributions:	—		—		(.11)		(.08)		(.07)		(.16)

Net Asset Value, end of period	$19.82		$18.01		$13.60		$11.55		$11.24		$9.84

Total Return(a)	10.05%		32.43%		18.81%		3.46%		15.05%		21.82%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$517.8		$479.8		$416.3		$305.2		$339.7		$277.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.49	%(d)(e)	1.60	%(e)	1.78	%(e)	1.49	%(e)	1.57	%(e)	1.80	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.49	%(d)(e)	1.60	%(e)	1.78	%(e)	1.66	%(e)	1.66	%(e)	1.80	%(e)
Net investment income	.85	%(d)	.84%		1.01%		.81%		.83%		.89%
Portfolio turnover rate	52	%(f)	103%		137%		128%		89%		96%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.36% for the six months ended June 30, 2014 and 0.47%, 0.63%, 0.49%, 0.49% and 0.60% for the years December 31, 2013, 2012, 2011, 2010 and 2009, respectively.

(f)	Not annualized.

	AST Quantitative Modeling Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,		May 2, 2011(c) through December 31, 2011
			2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.46		$10.18	$9.00	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(.02)		(.05)	.05	.01
Net realized and unrealized gain (loss) on investments	.63		2.33	1.13	(1.01)

Total from investment operations	.61		2.28	1.18	(1.00)

Less Distributions:	—		—	— (d)	—

Net Asset Value, end of period.	$13.07		$12.46	$10.18	$9.00

Total Return(a)	4.90%		22.40%	13.16%	(10.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$559.3		$430.0	$203.6	$84.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.28	%(e)	.30%	.31%	.30	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.28	%(e)	.30%	.32%	.55	%(e)
Net investment income (loss)	(.28	)%(e)	(.30)%	.72%	.22	%(e)
Portfolio turnover rate	6	%(f)	46%	81%	264	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(Unaudited)

	AST Western Asset Core Plus Bond Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(c)	2012	2011(c)	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.56		$10.72	$10.70	$10.51	$9.98	$9.45

Income (Loss) From Investment Operations:
Net investment income	.14		.28	.28	.32	.32	.36
Net realized and unrealized gain (loss) on investments	.45		(.44)	.53	.30	.45	.71

Total from investment operations	.59		(.16)	.81	.62	.77	1.07

Less Distributions:	—		—	(.79)	(.43)	(.24)	(.54)

Net Asset Value, end of period	$11.15		$10.56	$10.72	$10.70	$10.51	$9.98

Total Return(a)	5.59%		(1.49)%	7.86%	6.02%	7.80%	11.75%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,403.4		$3,131.9	$2,856.0	$2,439.5	$3,049.4	$1,719.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.64	%(d)	.72%	.78%	.80%	.80%	.82%
Expenses Before Waivers and/or Expense Reimbursement	.79	%(d)	.79%	.82%	.83%	.83%	.83%
Net investment income	2.88	%(d)	2.60%	2.70%	2.99%	3.11%	3.66%
Portfolio turnover rate	138	%(e)	284%	302%	572%	612%	334%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Western Asset Emerging Markets Debt Portfolio
	Six Months Ended June 30, 2014(d)		Year Ended December 31, 2013(d)	August 20, 2012(c) through December 31, 2012(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.60		$10.45	$10.00

Income (Loss) From Investment Operations:
Net investment income	.24		.42	.13
Net realized and unrealized gain (loss) on investments	.61		(1.27)	.32

Total from investment operations	.85		(.85)	.45

Net Asset Value, end of period	$10.45		$9.60	$10.45

Total Return(a)	8.85%		(8.13)%	4.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$370.5		$274.9	$293.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.96	%(e)	.96%	.94	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.01	%(e)	1.01%	1.01	%(e)
Net investment income	4.92	%(e)	4.26%	3.49	%(e)
Portfolio turnover rate	27	%(f)	35%	6	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust) consists of eleven individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios (each, a Portfolio, and collectively, the Portfolios), their operations, and performs the various duties imposed on the trustees of the Board (the Trustees) by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS) (collectively, the Manager) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 18-19, 2014 (the Meeting) and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.1

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that the Strategic Investment Research Group (SIRG), a business unit of the Manager, is responsible for screening and recommending new subadvisers (except with respect to certain asset allocation Portfolios). Further, SIRG and the Manager monitor and report to the Board on the performance and operations of the Portfolios and the subadvisers. The

[1]	The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST Bond Portfolio 2025, because the Portfolio commenced operations in 2014 and the sole shareholder of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolio during 2013 for an initial period of two years. The Board noted that it would consider the renewal of the agreements for the Portfolio as part of its annual review of the Trust’s advisory agreements in 2015.

Board also considered that the Manager or its affiliates pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management individuals responsible for the oversight of the Trust, the Portfolios and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that Prudential Investment Management, Inc. (PIM) and Quantitative Management Associates LLC (QMA), which serve as subadvisers to certain of the Portfolios, are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered that information regarding the profitability the Manager included profitability information regarding PIM and QMA, each of which are affiliates of the Manager. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that, prior to February 2013 the management fee schedule for most of the Portfolios of the Trust did not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board further noted that, in February 2013 the Manager had reduced the management fee that it receives from each Portfolio covered under the newly approved distribution and services (12b-1) plan by amending the Trust’s management agreement to include management fee breakpoints in the fee schedule for each such Portfolio which did not previously have breakpoints in its management fee schedule, and to insert additional management fee breakpoints into the fee schedules for each Portfolio which had preexisting management fee breakpoints. The Board noted that the inclusion of the management fee breakpoints in the Portfolios’ management fee schedules resulted in a reduction in the management fees that otherwise would have been paid during 2013 by each of the Portfolios.

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale on a particular Portfolio or how great they may be.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included fees received by affiliates of the Manager for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2013, except as otherwise noted below.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2013. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by a Portfolio and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Lipper Inc., (Lipper) an independent provider of mutual fund data. In certain instances, the Board also considered supplemental data provided by Lipper. The comparisons used by the Board placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board noted that the Administrative Services Fee that was in effect through the end of February 2013 had been subject to a tiered Administrative Services Fee waiver, pursuant to which a portion of the 0.10% Administrative Services Fee paid by each Portfolio based on the average daily net assets of each Portfolio was waived, as follows: for a Portfolio’s average daily net assets of $300 million and below: no waiver is applicable; for a Portfolio’s average daily net assets over $300 million up to and including $500 million, the Administrative Services Fee is reduced to 0.08%; for a Portfolio’s average daily net assets over $500 million up to and including $750 million, the Administrative Services Fee is reduced to 0.07%; and for a Portfolio’s average daily net assets over $750 million, the Administrative Services Fee is reduced to 0.06%. The Board noted that, as a result of shareholder approval of a 12b-1 plan for most of the Portfolios of the Trust in February 2013 and the corresponding inclusion of contractual fee breakpoints in the Portfolios’ management fee schedules, the Administrative Services Fee had been discontinued at the end of February 2013.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Bond Portfolio 2015
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted the Portfolio’s improved performance against its Peer Universe.

•	The Board noted that the Manager had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2016
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted the Portfolio’s improved performance against its Peer Universe.

•	The Board noted that the Manager had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2017
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board considered that the Portfolio also outperformed the Barclays Target Maturity Zero Coupon Swaps 2017 Index (Barclays 2017 Index) over the one-year period. The Board noted the Manager’s belief that this index provides an appropriate basis for performance comparisons because it more accurately represents the duration and credit profile of the Portfolio’s assets, although the Portfolio’s performance may deviate from its benchmark index and its Peer Universe.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2018
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	4th Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one-year period.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2018 Index (Barclays 2018 Index) over the one-year period. The Board noted the Manager’s belief that this index provides an appropriate basis for performance comparisons because it more accurately represents the duration and credit profile of the Portfolio’s assets, although the Portfolio’s performance may deviate from its benchmark index and its Peer Universe.

•	The Board noted that the Manager had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2019
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	4th Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio’s duration and conservative glide path may cause the Portfolio to underperform its benchmark index and Peer Universe, particularly in the short-term performance comparison.

•	The Board noted that the Manager had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2020
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, though it underperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio’s duration and conservative glide path may cause the Portfolio to underperform its benchmark index and Peer Universe, particularly in the short-term performance comparison.

•	The Board noted that the Manager had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2021
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, though it underperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio’s duration and conservative glide path may cause the Portfolio to underperform its benchmark index and Peer Universe, particularly in the short-term performance comparison.

•	The Board noted that the Manager had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2022
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

•

The Board noted that the Portfolio’s duration and conservative glide path may cause the Portfolio to underperform its benchmark index and Peer Universe, particularly in the short-term performance comparison.

•	The Board noted that the Manager had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2023
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

•

The Board noted that the Portfolio’s duration and conservative glide path may cause the Portfolio to underperform its benchmark index and Peer Universe, particularly in the short-term performance comparison.

•	The Board noted that the Manager had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2024
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that because the Portfolio commenced operations during 2013, it did not yet have a full-year performance record for evaluation.

•	The Board noted that the Manager had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Global Real Estate Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST High Yield Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-, five- and ten-year periods.

•

The Board noted that the Portfolio’s then existing subadviser was replaced by Prudential Investment Management, Inc. (PIM) and J.P. Morgan Investment Management, Inc. in August 2010, and as a result some of the Portfolio’s historical performance did not reflect the current management of the Portfolio.

•	The Board and the Manager agreed to discontinue the existing voluntary cap on Portfolio expenses of 0.72%, noting the Portfolio’s recent improvement in performance.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Lord Abbett Core Fixed Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that the Manager had contractually agreed to waive a portion of its management fee through June 30, 2015, as follows: 0.10% on the first $500 million of average daily net assets; 0.125% of the average daily net assets between $500 million and $1 billion; and 0.15% of the average daily net assets in excess of $1 billion.

•	The Board and the Manager agreed to implement an additional contractual management fee waiver, pursuant to which the Manager will waive 0.16% of its management fee through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Neuberger Berman Core Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board further noted that the Portfolio does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

•

The Board noted that the Manager contractually agreed to waive a portion of its management fee through June 30, 2015, as follows: 0.025% of the average daily net assets between $500 million and $1 billion, and 0.05% of the average daily net assets in excess of $1 billion.

•	The Board and the Manager agreed to implement an additional contractual management fee waiver, pursuant to which the Manager will waive 0.14% of its management fee through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to continue to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Core Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

•

The Board noted that the Manager contractually agreed to waive a portion of its management fee through June 30, 2015, as follows: 0.025% of the average daily net assets between $500 million and $1 billion, and 0.05% of the average daily net assets in excess of $1 billion.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to continue to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA US Equity Alpha Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods, though it underperformed its benchmark index over the ten-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Quantitative Modeling Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to continue to allow the subadviser to continue to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Western Asset Core Plus Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	3rd Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board and PI agreed to increase the existing contractual management fee waiver from 0.15% to 0.20% through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Western Asset Emerging Markets Debt Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

•	The Board further noted that the Manager had agreed to contractually waive 0.05% of its management fee through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to continue to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

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The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

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The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

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0229491-00004-00    AST-SAR-B

ADVANCED SERIES TRUST

SEMIANNUAL REPORT • JUNE 30, 2014

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

AST Advanced Strategies Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio
AST Defensive Asset Allocation Portfolio
AST FI Pyramis® Quantitative Portfolio
AST Franklin Templeton Founding Funds Plus Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Growth Allocation Portfolio
AST RCM World Trends Portfolio
AST Schroders Global Tactical Portfolio
AST Schroders Multi-Asset World Strategies Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Growth Opportunities Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2014

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Advanced Strategies Portfolio	A1
	AST Balanced Asset Allocation Portfolio	A51
	AST BlackRock Global Strategies Portfolio	A55
	AST Defensive Asset Allocation Portfolio	A99
	AST FI Pyramis® Quantitative Portfolio	A102
	AST Franklin Templeton Founding Funds Plus Portfolio	A135
	AST PIMCO Limited Maturity Bond Portfolio	A137
	AST PIMCO Total Return Bond Portfolio	A154
	AST Preservation Asset Allocation Portfolio	A187
	AST Prudential Growth Allocation Portfolio	A191
	AST RCM World Trends Portfolio	A230
	AST Schroders Global Tactical Portfolio	A253
	AST Schroders Multi-Asset World Strategies Portfolio	A280
	AST T. Rowe Price Asset Allocation Portfolio	A313
	AST T. Rowe Price Growth Opportunities Portfolio	A362

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2014

■	DEAR CONTRACT OWNER:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semi-annual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2014

AST Advanced Strategies
Five Largest Holdings	(% of Net Assets	)
SPDR S&P 500 ETF Trust	3.2%
iShares MSCI EAFE ETF	2.1%
iShares Core U.S. Aggregate Bond ETF	1.4%
U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 07/15/22	1.3%
AST Small-Cap Value Portfolio	1.1%

AST Balanced Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	9.6%
AST AQR Large-Cap Portfolio	8.5%
AST QMA Large-Cap Portfolio	8.4%
AST Western Asset Core Plus Bond Portfolio	7.1%
AST PIMCO Total Return Bond Portfolio	5.6%

AST BlackRock Global Strategies
Allocation	(% of Net Assets	)
Common Stocks	21.5%
Corporate Bonds	20.4%
U.S. Government Agency Obligations	9.0%
Exchange Traded Funds	8.9%
U.S. Treasury Obligations	5.9%

AST Defensive Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	24.9%
AST Western Asset Core Plus Bond Portfolio	18.3%
AST PIMCO Total Return Bond Portfolio	14.6%
AST Lord Abbett Core Fixed-Income Portfolio	5.9%
AST Goldman Sachs Strategic Income Portfolio	5.8%

AST FI Pyramis® Quantitative
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes 0.750%, 01/15/17	1.4%
U.S. Treasury Notes 1.625%, 06/30/19	0.8%
Apple, Inc.	0.8%
U.S. Treasury Notes 0.250%, 01/15/15	0.6%
Federal National Mortgage Assoc. 3.000%, 11/01/43	0.6%

AST Franklin Templeton Founding Funds Plus
Five Largest Holdings	(% of Net Assets	)
AST Franklin Templeton Founding Funds Allocation Portfolio	75.0%
AST Templeton Global Bond Portfolio	25.0%

AST PIMCO Limited Maturity Bond
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	23.5%
Residential Mortgage-Backed Securities	19.5%
Corporate Obligations	12.2%
Foreign Government Bonds	7.0%
U.S. Government Agency Obligations	3.2%

AST PIMCO Total Return Bond
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	26.3%
Corporate Bonds	21.7%
Foreign Government Bonds	17.2%
U.S. Treasury Obligations	10.7%
Municipal Bonds	7.2%

AST Preservation Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	17.1%
AST Western Asset Core Plus Bond Portfolio	12.6%
AST PIMCO Total Return Bond Portfolio	10.0%
AST AQR Large-Cap Portfolio	5.0%
AST QMA Large-Cap Portfolio	5.0%

AST Prudential Growth Allocation
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.4%
Exxon Mobil Corp.	1.0%
General Electric Co.	0.8%
Microsoft Corp.	0.7%
Johnson & Johnson.	0.7%

AST RCM World Trends
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.1%
Wells Fargo & Co.	0.8%
Exxon Mobil Corp.	0.8%
JPMorgan Chase & Co.	0.7%
Johnson & Johnson	0.6%

AST Schroders Global Tactical
Five Largest Holdings	(% of Net Assets	)
iShares Core S&P 500 ETF	6.5%
SPDR S&P 500 ETF Trust	5.3%
T. Rowe Price Value Fund (Retail Shares)	4.8%
Neuberger Berman Genesis Fund (Institutional Shares)	4.0%
Aston Montag & Caldwell Growth Fund (Institutional Shares)	2.3%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2014

AST Schroders Multi-Assets World Strategies
Five Largest Holdings	(% of Net Assets	)
T. Rowe Price Value Fund (Retail Shares)	3.8%
MFS Emerging Markets Debt Fund (Institutional Shares)	2.8%
Vanguard REIT ETF	2.0%
iShares MSCI Emerging Markets Index Fund	2.0%
Goldman Sachs Small Cap Value Fund (Institutional Shares)	1.4%

AST T. Rowe Price Asset Allocation
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes 0.875%, 02/28/17	1.9%
U.S. Treasury Notes 0.625%, 11/30/17	1.8%
Apple, Inc.	1.3%
Exxon Mobil Corp.	0.8%
Microsoft Corp.	0.7%

AST T. Rowe Price Growth Opportunities
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes 1.250%, 08/31/15	0.9%
Amazon.com, Inc.	0.8%
Thermo Fisher Scientific, Inc.	0.8%
Visa, Inc. (Class A Stock)	0.7%
United Technologies Corp.	0.7%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2014

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Advanced Strategies Portfolio	Actual	$1,000.00	$1,059.00	0.93%	$4.75
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST Balanced Asset Allocation Portfolio	Actual	$1,000.00	$1,047.80	0.93%	$4.72
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST BlackRock Global Strategies Portfolio	Actual	$1,000.00	$1,046.30	1.12%	$5.68
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61
AST Defensive Asset Allocation Portfolio	Actual	$1,000.00	$1,043.90	0.96%	$4.87
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81
AST FI Pyramis® Quantitative Portfolio	Actual	$1,000.00	$1,026.40	0.84%	$4.22
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
AST Franklin Templeton Founding Funds Plus Portfolio	Actual	$1,000.00	$1,060.30	1.05%	$5.36
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
AST PIMCO Limited Maturity Bond Portfolio	Actual	$1,000.00	$1,007.70	0.77%	$3.83
	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86
AST PIMCO Total Return Bond Portfolio	Actual	$1,000.00	$1,034.20	0.73%	$3.68
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66
AST Preservation Asset Allocation Portfolio	Actual	$1,000.00	$1,044.80	0.90%	$4.56
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
AST Prudential Growth Allocation Portfolio	Actual	$1,000.00	$1,070.20	0.92%	$4.72
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61
AST RCM World Trends Portfolio	Actual	$1,000.00	$1,051.40	0.97%	$4.93
	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86
AST Schroders Global Tactical Portfolio	Actual	$1,000.00	$1,040.00	1.17%	$5.92
	Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2014

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Schroders Multi-Asset World Strategies Portfolio	Actual	$1,000.00	$1,050.00	1.30%	$6.61
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51
AST T. Rowe Price Asset Allocation Portfolio	Actual	$1,000.00	$1,053.00	0.87%	$4.43
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
AST T. Rowe Price Growth Opportunities Portfolio	Actual**	$1,000.00	$1,059.00	1.84%	$7.32
	Hypothetical	$1,000.00	$1,015.67	1.84%	$9.20

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2014, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** “Actual” expenses are calculated using the 141 day period ended June 30, 2014 due to the Portfolio’s inception date of February 10, 2014.

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 93.2%
AFFILIATED MUTUAL FUNDS — 3.0%	Shares	Value (Note 2)
AST Federated Aggressive Growth Portfolio*	3,875,215	$54,214,263
AST Goldman Sachs Small-Cap Value Portfolio*	2,318,188	41,194,194
AST Small-Cap Growth Portfolio*	2,362,404	72,643,919
AST Small-Cap Value Portfolio*	4,747,012	101,586,062

TOTAL AFFILIATED MUTUAL FUNDS (cost $192,838,367)(w)		269,638,438

COMMON STOCKS — 50.5%
Aerospace & Defense — 1.1%
BAE Systems PLC (United Kingdom)	1,008,900	7,472,615
Boeing Co. (The)	111,400	14,173,422
Elbit Systems Ltd. (Israel)	47,100	2,897,394
Honeywell International, Inc.	176,500	16,405,675
Lockheed Martin Corp.	50,700	8,149,011
Raytheon Co.	152,600	14,077,350
Thales SA (France)	120,700	7,298,055
United Technologies Corp.	231,600	26,738,220

		97,211,742

Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.	558,378	24,657,972
Toll Holdings Ltd. (Australia)	598,500	2,880,339
United Parcel Service, Inc. (Class B Stock)	227,204	23,324,763

		50,863,074

Airlines — 0.4%
Air New Zealand Ltd. (New Zealand)	1,087,433	1,980,001
Southwest Airlines Co.	1,320,700	35,474,002

		37,454,003

Auto Components — 0.5%
Calsonic Kansei Corp. (Japan)	406,000	2,709,303
Cie Generale des Etablissements Michelin (France) (Class B Stock)	40,200	4,799,970
Continental AG (Germany)	69,875	16,155,854
Keihin Corp. (Japan)	108,200	1,720,521
Toyo Tire & Rubber Co. Ltd. (Japan)	250,000	4,256,323
Valeo SA (France)	114,200	15,322,747
Yokohama Rubber Co. Ltd. (The) (Japan)	420,000	3,635,784

		48,600,502

Automobiles — 1.0%
Bayerische Motoren Werke AG (Germany)	116,131	14,705,641
Daihatsu Motor Co. Ltd. (Japan)	223,800	3,982,813
Daimler AG (Germany)	109,500	10,228,900
Fuji Heavy Industries Ltd. (Japan)	288,400	7,996,976
General Motors Co.	662,600	24,052,380
Nissan Motor Co. Ltd. (Japan)	330,000	3,124,922
Renault SA (France)	47,600	4,302,789
Tata Motors Ltd. (India)	2,083,745	14,997,162
Volkswagen AG (Germany)	30,200	7,788,841

		91,180,424

Banks — 3.5%
Aozora Bank Ltd. (Japan)	1,439,000	4,731,143
Banco Santander SA (Spain)	327,500	3,422,134
Bank Hapoalim BM (Israel)	478,614	2,764,465
Bank of America Corp.	2,282,800	35,086,636
Bank of Yokohama Ltd. (The) (Japan)	481,000	2,770,080

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	15,633,600	$13,621,732
Barclays PLC (United Kingdom)	761,200	2,772,867
Bendigo and Adelaide Bank Ltd. (Australia)	413,300	4,754,990
BNP Paribas SA (France)	222,039	15,089,499
Credit Agricole SA (France)	283,200	3,998,462
DBS Group Holdings Ltd. (Singapore)	455,000	6,119,611
Dexia SA (Belgium)*	15,923	632
DnB ASA (Norway)	227,300	4,153,064
Fifth Third Bancorp	463,300	9,891,455
Fukuoka Financial Group, Inc. (Japan)	461,000	2,226,660
HSBC Holdings PLC (United Kingdom)	536,500	5,442,806
Intesa Sanpaolo SpA (Italy)	5,515,455	17,016,995
JPMorgan Chase & Co.	877,500	50,561,550
Keiyo Bank Ltd. (The) (Japan)	165,000	837,751
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,049,200	6,440,742
Mizuho Financial Group, Inc. (Japan)	2,654,300	5,455,927
National Australia Bank Ltd. (Australia)	160,400	4,957,773
Nishi-Nippon City Bank Ltd. (The) (Japan)	644,000	1,583,438
Nordea Bank AB (Sweden)	412,100	5,809,765
Permanent TSB Group Holdings PLC (Ireland)*	48,500	5,114
PNC Financial Services Group, Inc. (The)	165,400	14,728,870
Resona Holdings, Inc. (Japan)	1,261,800	7,352,932
Societe Generale SA (France)	78,300	4,106,261
Sumitomo Mitsui Financial Group, Inc. (Japan)	504,700	21,175,659
Swedbank AB (Sweden) (Class A Stock)	214,700	5,686,786
U.S. Bancorp	569,000	24,649,080
Wells Fargo & Co.	507,800	26,689,968

		313,904,847

Beverages — 1.0%
Coca-Cola Co. (The)	603,053	25,545,325
Diageo PLC (United Kingdom), ADR	18,203	2,316,696
Monster Beverage Corp.*	298,020	21,168,361
PepsiCo, Inc.	248,900	22,236,726
SABMiller PLC (United Kingdom), ADR	278,276	16,290,277

		87,557,385

Biotechnology — 1.0%
Actelion Ltd. (Switzerland)*	118,522	15,001,298
Amgen, Inc.	273,481	32,371,946
CSL Ltd. (Australia)	238,489	14,970,698
Gilead Sciences, Inc.*	313,226	25,969,568

		88,313,510

Building Products — 0.3%
Daikin Industries Ltd. (Japan)	196,600	12,407,970
Geberit AG (Switzerland)	42,402	14,874,356

		27,282,326

Capital Markets — 1.9%
3i Group PLC (United Kingdom)	184,500	1,267,970
Ameriprise Financial, Inc.	116,700	14,004,000
Charles Schwab Corp. (The)	1,665,432	44,850,084
CI Financial Corp. (Canada)	334,168	10,976,607
Credit Suisse Group AG (Switzerland)*	216,400	6,154,303
Deutsche Bank AG (Germany)	48,800	1,715,076
Goldman Sachs Group, Inc. (The)	14,000	2,344,160

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
Greenhill & Co., Inc.(a)	115,087	$5,668,035
Intermediate Capital Group PLC (United Kingdom)	534,200	3,565,631
Invesco Ltd.	338,700	12,785,925
Jupiter Fund Management PLC (United Kingdom)	1,160,570	7,926,672
Morgan Stanley	902,000	29,161,660
Partners Group Holding AG (Switzerland)	46,574	12,723,785
SEI Investments Co.	564,130	18,486,540
Tullett Prebon PLC (United Kingdom)	161,500	731,352

		172,361,800

Chemicals — 1.2%
Alent PLC (United Kingdom)	220,900	1,384,405
Arkema SA (France)	26,800	2,604,059
Asahi Kasei Corp. (Japan)	416,000	3,184,697
BASF SE (Germany)	34,300	3,989,901
Celanese Corp. (Class A Stock)	579,100	37,224,548
Ecolab, Inc.	214,084	23,836,113
Huabao International Holdings Ltd. (Hong Kong)	5,026,000	2,976,405
Johnson Matthey PLC (United Kingdom)	229,932	12,192,188
NOF Corp. (Japan)	277,200	1,981,979
Sika AG (Switzerland)	1,916	7,828,021
Toagosei Co. Ltd. (Japan)	275,000	1,238,194
Yara International ASA (Norway)	105,200	5,270,419

		103,710,929

Commercial Services & Supplies — 0.7%
Babcock International Group PLC (United Kingdom)	717,786	14,267,299
Downer EDI Ltd. (Australia)	1,016,200	4,336,874
East Asiatic Co. Ltd. A/S (Denmark)	10,000	119,379
Mineral Resources Ltd. (Australia)(a)	235,600	2,132,430
Republic Services, Inc.	198,800	7,548,436
Secom Co. Ltd. (Japan)	210,500	12,850,066
Securitas AB (Sweden) (Class B Stock)	219,700	2,605,034
Stericycle, Inc.*	178,091	21,089,536
Toppan Forms Co. Ltd. (Japan)	77,600	779,966

		65,729,020

Communications Equipment — 1.3%
Cisco Systems, Inc.	2,027,956	50,394,707
Pace PLC (United Kingdom)	511,400	3,106,048
QUALCOMM, Inc.	747,853	59,229,958
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	376,100	4,543,572

		117,274,285

Construction & Engineering — 0.6%
ACS Actividades de Construccion y Servicios SA (Spain)	54,500	2,494,477
Ausdrill Ltd. (Australia)(a)	991,000	798,746
Boart Longyear Ltd.*(a)	642,500	112,082
Carillion PLC (United Kingdom)	476,600	2,700,829
Fluor Corp.	261,762	20,129,498
Kyowa Exeo Corp. (Japan)	309,700	4,414,352
Leighton Holdings Ltd. (Australia)(a)	59,488	1,104,545
NCC AB (Sweden) (Class B Stock)	29,500	1,015,364

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction & Engineering (continued)
Vinci SA (France)	259,630	$19,409,624

		52,179,517

Construction Materials — 0.1%
Vulcan Materials Co.	153,900	9,811,125

Consumer Finance — 0.6%
American Express Co.	412,842	39,166,320
Navient Corp.	424,500	7,517,895
SLM Corp.	444,500	3,693,795

		50,378,010

Containers & Packaging
Rengo Co. Ltd. (Japan)	146,000	697,877
Smurfit Kappa Group PLC (Ireland)	129,300	2,959,416

		3,657,293

Distributors
Pacific Brands Ltd. (Australia)	2,607,900	1,341,297

Diversified Consumer Services — 0.1%
Kroton Educacional SA (Brazil)	261,700	7,354,131

Diversified Financial Services — 0.4%
Challenger Ltd. (Australia)	706,100	4,953,066
First Pacific Co. Ltd. (Hong Kong)	1,650,000	1,841,844
Fuyo General Lease Co. Ltd. (Japan)	63,300	2,830,664
ING Groep NV (Netherlands), CVA*	325,100	4,561,962
ORIX Corp. (Japan)	966,100	16,018,709
Pargesa Holding SA (Switzerland)	28,900	2,593,982

		32,800,227

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	604,700	21,382,192
BT Group PLC (United Kingdom)	1,205,400	7,920,721
Nippon Telegraph & Telephone Corp. (Japan)	149,300	9,305,551
Telecom Italia SpA (Italy)*	2,280,900	2,886,939
Telefonica SA (Spain)	158,100	2,714,239
Telenor ASA (Norway)	429,560	9,780,416
TeliaSonera AB (Sweden)	726,400	5,304,159
Vivendi SA (France)*	109,200	2,672,295

		61,966,512

Electric Utilities — 0.6%
EDP – Energias de Portugal SA (Portugal)	748,100	3,753,676
Electricite de France SA (France)	121,500	3,825,780
Enel SpA (Italy)	1,307,800	7,607,001
Entergy Corp.	232,200	19,061,298
Exelon Corp.	473,300	17,265,984

		51,513,739

Electrical Equipment — 0.1%
Alstom SA (France)	123,100	4,470,670
Emerson Electric Co.	130,300	8,646,708

		13,117,378

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	236,661	22,799,921
Hoya Corp. (Japan)	252,500	8,395,075
Keyence Corp. (Japan)	26,300	11,500,667
Kingboard Chemical Holdings Ltd. (Hong Kong)	966,600	1,992,858
National Instruments Corp.	380,910	12,337,675

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd. (Switzerland)	201,700	$12,473,128

		69,499,324

Energy Equipment & Services — 1.5%
AMEC PLC (United Kingdom)	187,653	3,896,567
Baker Hughes, Inc.	213,300	15,880,185
Core Laboratories NV	140,002	23,388,734
FMC Technologies, Inc.*	420,829	25,700,027
Fred Olsen Energy ASA (Norway)	54,244	1,538,238
Petrofac Ltd. (United Kingdom)	64,700	1,330,860
ProSafe SE (Norway)	380,000	3,131,967
Schlumberger Ltd.	508,115	59,932,164

		134,798,742

Food & Staples Retailing — 1.0%
Ain Pharmaciez, Inc. (Japan)	61,200	2,952,974
Alimentation Couche Tard, Inc. (Canada) (Class B Stock)	430,155	11,783,357
Cocokara Fine, Inc. (Japan)	34,900	1,061,449
Costco Wholesale Corp.	133,779	15,405,990
Delhaize Group SA (Belgium)	70,400	4,763,771
J. Sainsbury PLC (United Kingdom)	1,018,300	5,496,710
Koninklijke Ahold NV (Netherlands)	267,507	5,016,050
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	61,500	2,128,684
Metcash Ltd. (Australia)	704,600	1,754,025
Tesco PLC (United Kingdom)	948,400	4,609,376
Tsuruha Holdings, Inc. (Japan)	27,200	1,500,989
UNY Group Holdings Co. Ltd. (Japan)	331,200	2,076,664
Wal-Mart Stores, Inc.	30,300	2,274,621
Whole Foods Market, Inc.	556,478	21,496,745
WM Morrison Supermarkets PLC (United Kingdom)	1,674,100	5,250,392

		87,571,797

Food Products — 0.9%
Dairy Crest Group PLC (United Kingdom)	112,800	907,469
Danone SA (France), ADR	1,968,723	29,393,034
GrainCorp Ltd. (Australia) (Class A Stock)	199,900	1,582,594
Kellogg Co.	145,900	9,585,630
Marine Harvest ASA (Norway)	136,100	1,857,166
Mead Johnson Nutrition Co.	284,332	26,491,212
Megmilk Snow Brand Co. Ltd. (Japan)	146,700	1,904,357
Morinaga Milk Industry Co. Ltd. (Japan)	661,000	2,377,564
Nichirei Corp. (Japan)	478,300	2,297,603
Premier Foods PLC (United Kingdom)*(a)	672,846	610,296
Tate & Lyle PLC (United Kingdom)	226,600	2,651,196

		79,658,121

Gas Utilities — 0.1%
Gas Natural SDG SA (Spain)	280,500	8,861,903

Health Care Equipment & Supplies — 1.1%
Coloplast A/S (Denmark) (Class B Stock)	160,716	14,542,411
Covidien PLC	216,000	19,478,880
Intuitive Surgical, Inc.*	57,868	23,830,042
Varian Medical Systems, Inc.*(a)	252,682	21,007,981
Zimmer Holdings, Inc.	172,317	17,896,844

		96,756,158

Health Care Providers & Services — 0.7%
Alfresa Holdings Corp. (Japan)	14,100	909,066
DaVita HealthCare Partners, Inc.*	292,846	21,178,623

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
Express Scripts Holding Co.*	427,373	$29,629,770
Nichii Gakkan Co. (Japan)	217,000	1,952,189
Primary Health Care Ltd. (Australia)	537,600	2,299,040
Toho Holdings Co. Ltd. (Japan)	156,200	3,150,913

		59,119,601

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	435,400	16,392,810
Compass Group PLC (United Kingdom)*	1,335,859	23,225,710
InterContinental Hotels Group PLC (United Kingdom)	284,367	11,764,589
MGM China Holdings Ltd. (Macau)	3,314,400	11,494,755
Plenus Co. Ltd. (Japan)	29,700	684,110
Starbucks Corp.	344,217	26,635,511
Yum! Brands, Inc.	217,508	17,661,650

		107,859,135

Household Durables — 0.1%
Berkeley Group Holdings PLC (United Kingdom)	209,885	8,674,942
Skyworth Digital Holdings Ltd. (Hong Kong)	4,468,000	2,133,131

		10,808,073

Household Products — 0.5%
Procter & Gamble Co. (The)	605,069	47,552,373

Independent Power & Renewable Electricity Producers — 0.6%
AES Corp. (The)	1,288,400	20,034,620
NRG Energy, Inc.	827,400	30,779,280

		50,813,900

Industrial Conglomerates — 1.2%
3M Co.	209,400	29,994,456
Bidvest Group Ltd. (South Africa)	369,886	9,830,265
Danaher Corp.	321,032	25,274,849
General Electric Co.	1,458,800	38,337,264
Hong Leong Asia Ltd. (Singapore)(g)	377,000	479,388
Rheinmetall AG (Germany)	69,200	4,893,361

		108,809,583

Insurance — 2.5%
Aegon NV (Netherlands)	398,200	3,473,679
AIA Group Ltd. (Hong Kong)	2,416,800	12,143,487
Allianz SE (Germany)	54,000	9,013,348
Allstate Corp. (The)	337,400	19,812,128
Aviva PLC (United Kingdom)	784,700	6,846,301
AXA SA (France)	228,600	5,462,017
Baloise Holding AG (Switzerland)	59,200	6,970,621
Beazley PLC (United Kingdom)	610,400	2,641,565
CNP Assurances SA (France)	167,700	3,480,599
Discovery Ltd. (South Africa)	1,293,503	11,818,218
Hannover Rueck SE (Germany)	49,800	4,484,566
Helvetia Holding AG (Switzerland)	5,100	2,341,509
Legal & General Group PLC (United Kingdom)	494,200	1,903,895
Mapfre SA (Spain)	1,262,881	5,031,942
Marsh & McLennan Cos., Inc.	547,900	28,392,178
MetLife, Inc.	337,400	18,745,944
Muenchener Rueckversicherungs AG (Germany)	25,200	5,580,500
Old Mutual PLC (United Kingdom)	1,974,700	6,673,396
Sampo OYJ (Finland) (Class A Stock)	294,633	14,894,410

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
SCOR SE (France)	91,700	$3,157,504
St James’s Place PLC (United Kingdom)	924,799	12,047,928
Swiss Life Holding AG (Switzerland)*	34,800	8,249,053
Swiss Re AG (Switzerland)*	110,800	9,852,027
XL Group PLC (Ireland)	446,970	14,629,328
Zurich Insurance Group AG (Switzerland)*	24,300	7,318,827

		224,964,970

Internet & Catalog Retail — 0.4%
Amazon.com, Inc.*	111,349	36,163,928
Home Retail Group PLC (United Kingdom)	525,500	1,587,826
Start Today Co. Ltd. (Japan)	108,000	2,840,236

		40,591,990

Internet Software & Services — 1.5%
Baidu, Inc. (China), ADR*	48,915	9,137,811
Facebook, Inc. (Class A Stock)*	511,295	34,405,040
Google, Inc. (Class A Stock)*	60,913	35,614,004
Google, Inc. (Class C Stock)*	60,913	35,042,031
SouFun Holdings Ltd. (China), ADR(a)	353,425	3,460,031
Tencent Holdings Ltd. (China)	1,033,000	15,715,079

		133,373,996

IT Services — 1.9%
Accenture PLC (Class A Stock)	212,915	17,212,049
Alten SA (France)(g)	63,800	3,031,369
Amadeus IT Holding SA (Spain) (Class A Stock)	270,496	11,150,737
Automatic Data Processing, Inc.	124,950	9,906,036
Cap Gemini SA (France)	229,941	16,409,462
Cielo SA (Brazil)	376,700	7,765,868
Cognizant Technology Solutions Corp. (Class A Stock)*	268,867	13,150,285
Genpact Ltd.*	854,467	14,978,806
Tieto OYJ (Finland)	95,600	2,827,452
Visa, Inc. (Class A Stock)(a)	278,813	58,748,687
Western Union Co. (The)	713,800	12,377,292

		167,558,043

Leisure Products — 0.1%
Heiwa Corp. (Japan)	119,600	2,657,333
Namco Bandai Holdings, Inc. (Japan)	130,900	3,069,035

		5,726,368

Life Sciences Tools & Services — 0.5%
Covance, Inc.*	182,719	15,637,092
Thermo Fisher Scientific, Inc.	227,200	26,809,600

		42,446,692

Machinery — 0.8%
Bradken Ltd. (Australia)	529,200	1,894,873
Bucher Industries AG (Switzerland)	8,700	2,985,343
CIMC Enric Holdings Ltd. (China)	2,456,000	3,235,037
Danieli & C Officine Meccaniche SpA (Italy)(g)	67,900	2,151,812
FANUC Corp. (Japan)	60,000	10,361,273
Georg Fischer AG (Switzerland)*	6,900	4,938,582
Illinois Tool Works, Inc.	147,500	12,915,100
IMI PLC (United Kingdom)	339,518	8,633,008
Ingersoll-Rand PLC	143,700	8,982,687
Rational AG (Germany)	16,973	5,477,903

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Singamas Container Holdings Ltd. (Hong Kong)(g)	6,354,000	$1,295,174
SMC Corp. (Japan)	40,200	10,772,061
Vesuvius PLC (United Kingdom)	152,000	1,191,802

		74,834,655

Marine — 0.1%
A.P. Moller-Maersk A/S (Denmark) (Class B Stock)	2,000	4,972,569

Media — 0.8%
Comcast Corp. (Class A Stock)	82,600	4,433,968
Comcast Corp. (Special Class A Stock)	111,000	5,919,630
Discovery Communications, Inc. (Class A Stock)*	205,249	15,245,896
SKY Perfect JSAT Holdings, Inc. (Japan)	239,700	1,405,564
Time Warner Cable, Inc.	164,800	24,275,040
Time Warner, Inc.	318,500	22,374,625
Trinity Mirror PLC (United Kingdom)*	126,600	329,326

		73,984,049

Metals & Mining — 0.3%
Anglo American PLC (United Kingdom)	147,700	3,619,869
Arrium Ltd. (Australia)	2,276,200	1,712,213
Aurubis AG (Germany)	24,400	1,242,523
Boliden AB (Sweden)	239,000	3,467,338
Fortescue Metals Group Ltd. (Australia)	702,700	2,902,260
Mount Gibson Iron Ltd. (Australia)	1,000,000	652,831
Rio Tinto Ltd. (Australia)	104,000	5,834,405
Shougang Fushan Resources Group Ltd. (China)	6,284,000	1,289,167
St Barbara Ltd. (Australia)*	581,700	64,450
Sumitomo Metal Mining Co. Ltd. (Japan)	179,000	2,921,631
Voestalpine AG (Austria)	74,100	3,532,579

		27,239,266

Multiline Retail — 0.3%
Debenhams PLC (United Kingdom)	1,464,900	1,715,506
Kohl’s Corp.	350,800	18,480,144
Myer Holdings Ltd. (Australia)	1,428,500	2,856,992

		23,052,642

Multi-Utilities — 0.5%
Centrica PLC (United Kingdom)	1,043,100	5,573,907
E.ON SE (Germany)	196,300	4,046,836
PG&E Corp.	598,000	28,715,960
RWE AG (Germany)	86,900	3,726,980

		42,063,683

Oil, Gas & Consumable Fuels — 3.4%
Anadarko Petroleum Corp.	75,700	8,286,879
Apache Corp.	325,200	32,721,624
BG Group PLC (United Kingdom)	495,599	10,457,767
BP PLC (United Kingdom)	1,817,900	16,008,207
Chevron Corp.	238,850	31,181,868
CONSOL Energy, Inc.	164,900	7,596,943
Eni SpA (Italy)	230,000	6,290,426
EQT Corp.	149,800	16,013,620
Exxon Mobil Corp.	287,900	28,985,772
Hess Corp.	207,700	20,539,453
JX Holdings, Inc. (Japan)	601,000	3,216,087
OMV AG (Austria)	117,100	5,289,991

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Repsol SA (Spain)	198,100	$5,223,241
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	216,000	17,791,920
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	472,700	20,543,488
Spectra Energy Corp.	309,100	13,130,568
Statoil ASA (Norway)	216,900	6,667,258
Suncor Energy, Inc. (Canada)	298,200	12,715,524
Total SA (France)	396,193	28,664,448
Tullow Oil PLC (United Kingdom)	613,194	8,945,689

		300,270,773

Paper & Forest Products — 0.4%
International Paper Co.	588,000	29,676,360
Mondi PLC (United Kingdom)	162,800	2,955,603

		32,631,963

Personal Products — 0.5%
Avon Products, Inc.	609,100	8,898,951
Estee Lauder Cos., Inc. (The) (Class A Stock)	315,844	23,454,575
Kao Corp. (Japan)	241,400	9,507,238
Oriflame Cosmetics SA (Sweden), SDR(a)	55,500	1,293,315

		43,154,079

Pharmaceuticals — 2.6%
Astellas Pharma, Inc. (Japan)	1,081,500	14,222,338
AstraZeneca PLC (United Kingdom)	233,500	17,371,765
GlaxoSmithKline PLC (United Kingdom)	81,200	2,161,955
Johnson & Johnson	286,200	29,942,244
KYORIN Holdings, Inc. (Japan)	95,200	1,958,923
Merck & Co., Inc.	832,897	48,183,091
Novartis AG (Switzerland)	80,600	7,299,006
Novartis AG (Switzerland), ADR(a)	259,596	23,501,226
Novo Nordisk A/S (Denmark), ADR	352,273	16,271,490
Novo Nordisk A/S (Denmark) (Class B Stock)	103,978	4,798,893
Pfizer, Inc.	1,204,100	35,737,688
Roche Holding AG (Switzerland)	67,586	20,137,715
Sanofi (France)	46,600	4,953,094
Stada Arzneimittel AG (Germany)	64,700	3,073,306
Teva Pharmaceutical Industries Ltd. (Israel)	93,600	4,917,087
Tsumura & Co. (Japan)	87,800	2,071,733

		236,601,554

Professional Services — 0.3%
Adecco SA (Switzerland)*	95,920	7,893,635
Capita PLC (United Kingdom)	754,417	14,779,916
Skilled Group Ltd. (Australia)(g)	1,278,700	2,772,123

		25,445,674

Real Estate Investment Trusts (REITs) — 0.2%
Weyerhaeuser Co.(a)	655,000	21,673,950

Real Estate Management & Development — 0.4%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	373,915	16,459,738
Cheung Kong Holdings Ltd. (Hong Kong)	194,000	3,441,881
Daito Trust Construction Co. Ltd. (Japan)	60,900	7,161,174
Lend Lease Group (Australia)	601,200	7,432,333
Poly Property Group Co. Ltd. (China)	3,679,000	1,533,882
St. Joe Co. (The)*(a)	67,500	1,716,525

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Wheelock & Co. Ltd. (Hong Kong)	495,000	$2,066,436

		39,811,969

Road & Rail — 0.8%
Canadian Pacific Railway Ltd. (Canada) (NYSE)	181,643	32,902,813
Canadian Pacific Railway Ltd. (Canada) (XTSE)	33,936	6,147,948
FirstGroup PLC (United Kingdom)*	308,200	667,364
Go-Ahead Group PLC (United Kingdom)	96,600	3,914,363
National Express Group PLC (United Kingdom)(g)	791,500	3,544,701
Sankyu, Inc. (Japan)	603,000	3,054,553
Seino Holdings Co. Ltd. (Japan)	150,000	1,703,651
Union Pacific Corp.	160,400	15,999,900
West Japan Railway Co. (Japan)	94,200	4,149,556

		72,084,849

Semiconductors & Semiconductor Equipment — 0.9%
Altera Corp.	50,011	1,738,382
Analog Devices, Inc.	59,806	3,233,710
ARM Holdings PLC (United Kingdom)	248,215	3,732,359
ARM Holdings PLC (United Kingdom), ADR(a)	389,846	17,636,633
MediaTek, Inc. (Taiwan)	817,000	13,819,793
NXP Semiconductors NV (Netherlands)*	154,522	10,226,266
Samsung Electronics Co. Ltd. (South Korea)	8,562	11,181,540
Texas Instruments, Inc.	334,100	15,966,639

		77,535,322

Software — 1.6%
ANSYS, Inc.*	140,743	10,671,134
Autodesk, Inc.*	388,539	21,905,829
FactSet Research Systems, Inc.(a)	123,545	14,859,993
Microsoft Corp.	1,123,408	46,846,114
Oracle Corp.	791,839	32,093,235
salesforce.com, Inc.*(a)	363,522	21,113,358

		147,489,663

Specialty Retail — 0.7%
Aoyama Trading Co. Ltd. (Japan)	103,300	2,828,899
Autobacs Seven Co. Ltd. (Japan)	173,500	2,911,485
Darty PLC (United Kingdom)	587,300	990,023
Lowe’s Cos., Inc.	1,048,688	50,326,537
Shimachu Co. Ltd. (Japan)	92,800	2,217,682
Valora Holding AG (Switzerland)*	4,403	1,137,873
WH Smith PLC (United Kingdom)(a)	255,400	4,673,495

		65,085,994

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.	280,085	26,028,299
Eizo Corp. (Japan)	51,500	1,368,676
Wincor Nixdorf AG (Germany)	50,700	2,887,439

		30,284,414

Textiles, Apparel & Luxury Goods — 0.3%
Cie Financiere Richemont SA (Switzerland)	89,908	9,421,395
Fossil Group, Inc.*	111,950	11,701,014

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods (continued)
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	758,000	$2,536,225

		23,658,634

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. (India)*	499,893	8,253,238
Paragon Group of Cos. PLC (United Kingdom)	428,500	2,579,417

		10,832,655

Tobacco — 0.2%
Philip Morris International, Inc.	186,800	15,749,108

Trading Companies & Distributors — 0.5%
Brenntag AG (Germany)	56,891	10,163,847
Emeco Holdings Ltd. (Australia)*	364,000	68,633
Fastenal Co.(a)	308,599	15,272,564
Marubeni Corp. (Japan)	744,000	5,445,318
Mitsubishi Corp. (Japan)	169,900	3,536,371
Mitsui & Co. Ltd. (Japan)	435,900	6,988,190
Sumitomo Corp. (Japan)	338,100	4,562,035

		46,036,958

Wireless Telecommunication Services — 0.2%
Freenet AG (Germany)	230,900	7,332,752
KDDI Corp. (Japan)	110,600	6,748,102
NTT DoCoMo, Inc. (Japan)	450,000	7,681,864

		21,762,718

TOTAL COMMON STOCKS (cost $3,629,120,060)		4,518,590,986

EXCHANGE TRADED FUNDS — 9.8%
Energy Select Sector SPDR Fund(a)	86,574	8,666,057
iShares Barclays TIPS Bond Fund(a)	213,123	24,585,869
iShares Core U.S. Aggregate Bond ETF	1,184,174	129,548,636
iShares iBoxx Investment Grade Corporate Bond Fund	28,000	3,339,280
iShares Intermediate Credit Bond ETF(a)	200,174	22,055,171
iShares JPMorgan USD Emerging Markets Bond Fund(a)	384,450	44,315,551
iShares MSCI EAFE ETF(a)	2,740,641	187,377,625
iShares Russell 1000 Growth Index Fund	442,447	40,231,706
iShares Russell 1000 Value Index Fund	509,400	51,586,938
iShares Russell 2000 Index Fund(a)	336,093	39,931,209
iShares S&P 500 Growth Index Fund	84,445	8,882,770
SPDR S&P 500 ETF Trust(a)	1,448,696	283,538,781
Vanguard REIT ETF	420,468	31,467,825

TOTAL EXCHANGE TRADED FUNDS (cost $719,292,094)		875,527,418

PREFERRED STOCK
Consumer Finance
SLM Corp., 3.953% (cost $20,250)	1,800	43,974

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES — 0.9%
Collateralized Debt Obligations — 0.1%
Banc of America Funding Ltd., Series 2012-R5, Class A, 144A
0.411%(c)	10/03/39	(g)		2,838	$2,809,606
Dryden XVI-Leveraged Loan CDO, Series 2006-16A, Class A1, 144A
0.468%(c)	10/20/20			1,079	1,071,930
Eurocredit CDO IV BV (Netherlands), Series IV-X, Class A1
0.714%(c)	02/22/20		EUR	121	166,017
Hillmark Funding (Cayman Islands), Series 2006-1A, Class A1, 144A
0.480%(c)	05/21/21			1,540	1,516,311
LCM V LP (Cayman Islands), Series 5A, Class A1, 144A
0.480%(c)	03/21/19			378	375,233

					5,939,097

Collateralized Loan Obligations — 0.2%
Aquilae CLO II PLC (Ireland), Series 2006-1X, Class A
0.637%(c)	01/17/23		EUR	219	297,237
Avoca CLO III PLC (Ireland), Series III-X, Class A
0.655%(c)	09/15/21		EUR	812	1,102,506
Dryden Senior Loan Fund (Cayman Islands), Series 2011-22A, Class A1R, 144A
1.396%(c)	01/15/22			4,400	4,369,763
Duane Street CLO III Ltd., Series 2006-3A, Class A1, 144A
0.478%(c)	01/11/21			498	495,692
Franklin CLO Ltd., Series 5A, Class A2, 144A
0.493%(c)	06/15/18			1,362	1,354,007
Grosvenor Place CLO BV (Netherlands), Series I-X, Class A2
0.788%(c)	07/20/21		GBP	68	115,688
Grosvenor Place CLO I BV (Netherlands), Series I-X, Class A1
0.577%(c)	07/20/21		EUR	42	57,840
Magi Funding PLC (Ireland), Series I-A, Class A
0.578%(c)	04/11/21		EUR	92	125,035
Series l-A, Class A, 144A
0.677%(c)	04/11/21		EUR	275	373,143
Mercator CLO II PLC (Ireland), Series II-X, Class A1
0.556%(c)	02/18/24		EUR	797	1,074,810
Penta CLO 1 SA (Luxembourg), Series 2007-1X, Class A1
0.614%(c)	06/04/24		EUR	968	1,304,406
Symphony CLO III Ltd. (Cayman Islands), Series 2007-3A, Class A1A, 144A
0.464%(c)	05/15/19			476	471,863
Wood Street CLO 1 BV (Netherlands), Series I, Class A
0.657%(c)	11/22/21		EUR	697	939,285

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Wood Street CLO BV (Netherlands), Series II-A, Class A1, 144A
0.587%(c)	03/29/21	EUR	100	$135,243

				12,216,518

Non-Residential Mortgage-Backed Securities — 0.1%
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 144A
2.902%(c)	08/15/18		900	902,918
Nelnet Student Loan Trust, Series 2008-4, Class A2
0.929%(c)	07/25/18		17	17,183
North Carolina State Education Assistance Authority, Series 2011-2, Class A1
0.679%(c)	10/26/20		221	220,894
SLM Student Loan Trust, Series 2007-3, Class A3
0.269%(c)	04/25/19		600	595,802
Series 2014-A, Class A1, 144A
0.755%(c)	07/15/22		3,665	3,672,696
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A1
0.190%	05/20/15		2,826	2,825,451
Series 2014-1, Class A2
0.420%	03/20/17		2,800	2,799,877

				11,034,821

Residential Mortgage-Backed Securities — 0.5%
Aames Mortgage Investment Trust, Series 2005-1, Class M5
1.352%(c)	06/25/35		6,000	4,601,820
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M1
0.542%(c)	03/25/36		2,900	2,420,511
Asset-Backed Funding Certificates Trust, Series 2004-OPT5, Class A1
0.852%(c)	06/25/34		87	80,438
Asset-Backed Pass-Through Certificates, Series 2005-R4, Class M2
0.602%(c)	07/25/35		7,400	6,502,247
Asset-Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1
0.700%(c)	09/25/34		8	8,343
Bear Stearns Asset-Backed Securities I Trust, Series 2006-PC1, Class M2
0.572%(c)	12/25/35		1,324	1,025,946
Series 2007-AQ1, Class A1
0.262%(c)	11/25/36		428	361,257
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD3, Class 1A1A
5.500%	08/25/36		120	119,192
Countrywide Asset-Backed Certificates, Series 2004-ECC1, Class M2
1.204%(c)	09/25/34		1,800	1,669,799
Series 2005-14, Class 3A3
0.502%(c)	04/25/36		5,363	5,253,817
Series 2006-4, Class 2A2
0.332%(c)	07/25/36		500	487,768

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1
0.212%(c)	11/25/36	28	$15,730
Series 2007-CB6, Class A1, 144A
0.274%(c)	07/25/37	65	41,764
CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A
5.684%	12/25/36	60	40,252
First NLC Trust, Series 2007-1, Class A1, 144A
0.222%(c)	08/25/37	214	113,399
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A2
0.312%(c)	07/25/37	1,232	761,305
JPMorgan Mortgage Acquisition Corp., Series 2006-WMC3, Class A3
0.262%(c)	08/25/36	131	69,709
Series 2007-HE1, Class AV1
0.212%(c)	03/25/47	81	77,769
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1
0.712%(c)	10/25/34	12	11,196
MASTR Asset-Backed Securities Trust, Series 2005-WF1, Class M2
0.582%(c)	06/25/35	1,100	1,006,147
Merrill Lynch Mortgage Investors Trust, Series 2006-RM4, Class A2A
0.232%(c)	09/25/37	4	1,107
Series 2006-RM5, Class A2A
0.212%(c)	10/25/37	49	16,201
Series 2007-HE2, Class A2A
0.272%(c)	02/25/37	14	6,526
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-WMC2, Class A2FP
0.202%(c)	07/25/36	83	39,100
Series 2007-HE6, Class A1
0.212%(c)	05/25/37	45	29,747
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1
0.202%(c)	11/25/36	1	642
Option One Mortgage Loan Trust, Series 2004-3, Class M2
1.009%(c)	11/25/34	3,336	3,195,603
Series 2005-4, Class M1
0.592%(c)	11/25/35	1,200	1,081,039
Park Place Securities, Inc., Series 2005-WCW2, Class M1
0.652%(c)	07/25/35	3,000	2,948,400
Series 2005-WHQ4, Class M1
0.622%(c)	09/25/35	1,700	1,480,503
RAMP Trust,
Series 2005-EFC4, Class M3
0.632%(c)	09/25/35	6,600	5,612,990
RASC Trust,
Series 2002-KS4, Class AIIB
0.652%(c)	07/25/32	18	15,670
Series 2005-AHL1, Class M1
0.602%(c)	09/25/35	857	821,817
Series 2005-KS10, Class M2

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
0.592%(c)	11/25/35	2,000	$1,706,232
Series 2006-KS7, Class A4
0.392%(c)	09/25/36	218	180,533
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A
0.282%(c)	05/25/37	310	217,901
Series 2007-HE1, Class A2A
0.212%(c)	12/25/36	76	27,184
Series 2007-NC1, Class A2A
0.202%(c)	12/25/36	2	1,321
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A
0.212%(c)	11/25/36	60	23,654
Wachovia Mortgage Loan Trust, Series 2005-WMC1, Class M1
0.812%(c)	10/25/35	6,300	5,577,138
Washington Mutual Asset-Backed Certificates, Series 2006-HE5, Class 2A1
0.212%(c)	10/25/36	94	43,149

			47,694,866

TOTAL ASSET-BACKED SECURITIES (cost $75,174,660)			76,885,302

BANK LOANS(c) — 0.1%
Automobiles — 0.1%
Chrysler Group LLC, Term Loan B
3.500%	05/24/17	4,400	4,416,500

Health Care Providers & Services
CHS/Community Health Systems, Inc., 2021 Term Loan D
4.250%	01/27/21	3,482	3,503,179

Media
Virgin Media Investment Holdings Ltd., Facility B
3.500%	06/20/20	1,900	1,892,400

Technology Hardware, Storage & Peripherals
Dell, Inc., Term Loan B
4.500%	04/29/20	498	499,535

TOTAL BANK LOANS (cost $10,265,558)			10,311,614

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, 144A
5.595%(c)	06/24/50	238	258,026
Series 2010-UB5, Class A4A, 144A
5.645%(c)	02/17/51	1,842	1,988,648
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A5
4.733%	10/15/41	2,247	2,256,762
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5
5.617%	10/15/48	98	105,089

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A
3.156%	07/10/46		176	$179,747
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40		76	83,114
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39		892	952,049
Series 2010-UD1, Class A, 144A
5.758%(c)	12/16/49		706	748,784
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2, 144A
3.386%	07/10/44		2,700	2,817,342
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class XA, IO
2.389%(c)	11/10/45		3,429	437,742
Hercules Eclipse PLC (United Kingdom), Series 2006-4, Class A
0.769%(c)	10/25/18	GBP	562	941,076
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class A5
4.654%	01/12/37		23	23,277
Series 2006-CB15, Class A1A
5.811%(c)	06/12/43		2,138	2,308,493
Series 2006-LDP9, Class A3
5.336%	05/15/47		110	119,330
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		1,300	1,400,816
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4
6.105%(c)	06/11/49		39	43,375
RBSCF Trust, Series 2010-RR4, Class CMLA, 144A
5.998%(c)	12/16/49		200	214,695
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, IO, 144A
1.153%(c)	03/10/46		18,977	1,330,405
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		700	750,417
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A4
5.088%(c)	08/15/41		31	30,823
Washington Mutual Commercial Mortgage Securities Trust, Series 2007-SL3, Class A1A, 144A
5.524%(c)	03/23/45		3,492	3,561,945

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $20,283,971)				20,551,955

CORPORATE BONDS — 7.9%
Airlines — 0.1%
Continental Airlines 2009-2 Class A, Pass Through Trust, Pass-Through Certificates
7.250%	05/10/21		320	374,722
Delta Air Lines 2010-1 Class A, Pass-Through Trust, Pass-Through Certificates
6.200%	01/02/20		711	797,888

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Airlines (continued)
Delta Air Lines 2012-1 Class A, Pass-Through Trust, Pass-Through Certificates
4.750%	11/07/21			3,408	$3,697,472
UAL 2009-1 Pass-Through Trust, Pass-Through Certificates
10.400%	05/01/18			236	268,570

					5,138,652

Automobiles — 0.2%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A
0.580%(c)	03/10/17			3,700	3,703,915
1.650%	04/10/15			1,700	1,716,390
2.300%	01/09/15			3,525	3,557,606
3.000%	03/28/16			2,220	2,297,720
Fiat Finance & Trade SA (Italy), Gtd. Notes, MTN
6.125%	07/08/14		EUR	800	1,095,988
7.625%	09/15/14		EUR	300	415,399
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A
0.556%(c)	11/18/15	(g)		4,300	4,313,003

					17,100,021

Banks — 3.3%
Abbey National Treasury Services PLC (United Kingdom), Bank Gtd. Notes
4.000%	04/27/16			1,900	2,003,379
Bank Gtd. Notes, 144A
3.875%	11/10/14			2,300	2,328,237
Achmea Bank NV (Netherlands), Gov’t. Liquid Gtd. Notes, 144A
3.200%	11/03/14			304	306,896
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes
5.250%	03/23/22		AUD	4,300	4,379,890
Ally Financial, Inc., Gtd. Notes
2.750%	01/30/17			2,450	2,477,563
3.500%	07/18/16			10,050	10,376,625
6.750%	12/01/14			2,100	2,144,625
8.000%	03/15/20			600	729,000
Sr. Unsec’d. Notes
6.750%	12/01/14			4,230	4,330,463
Australia & New Zealand Banking Group Ltd. (Australia), Covered Bonds, 144A
1.000%	10/06/16			400	402,792
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A
5.375%	09/16/20			2,600	2,850,250
Sr. Unsec’d. Notes, RegS
5.375%	09/16/20			500	548,125
Banco del Estado de Chile (Chile), Sr. Unsec’d. Notes, 144A
2.000%	11/09/17			2,000	2,019,744
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, RegS
6.000%	01/22/20			7,000	7,717,500

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A
4.250%	01/14/16			1,300	$1,352,650
4.500%	04/06/15			2,800	2,863,000
4.625%	02/13/17			1,700	1,808,375
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A
1.828%(c)	01/19/16			2,000	2,015,000
3.875%	09/20/22			1,000	1,006,075
Bank Nederlandse Gemeenten (Netherlands), Sr. Unsec’d. Notes, 144A
1.375%	03/23/15			3,100	3,126,164
Bank of America Corp., Sr. Unsec’d. Notes
0.487%(c)	10/14/16			500	497,857
4.500%	04/01/15			2,300	2,368,607
5.750%	12/01/17			6,600	7,444,272
Sr. Unsec’d. Notes, MTN
0.777%(c)	07/22/14		EUR	200	273,933
1.054%(c)	03/22/16			2,000	2,014,898
6.875%	04/25/18			1,500	1,767,196
Sub. Notes, MTN
0.879%(c)	05/23/17		EUR	600	810,283
Bank of America NA, Sub. Notes
0.513%(c)	06/15/16			3,300	3,282,850
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes
0.537%(c)	04/11/17			7,700	7,702,110
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A
0.640%(c)	03/10/17	(g)		4,300	4,298,903
Bankia SA (Spain), Covered Bonds
3.500%	12/14/15		EUR	1,800	2,560,949
4.500%	04/26/22		EUR	800	1,276,659
Sr. Unsec’d. Notes
0.532%(c)	01/25/16		EUR	300	404,813
Sr. Unsec’d. Notes, MTN
3.500%	01/17/19		EUR	700	1,018,599
Barclays Bank PLC (United Kingdom), Jr. Sub. Notes
14.000%(c)	11/29/49		GBP	800	1,867,470
Sub. Notes, 144A
10.179%	06/12/21			2,320	3,209,047
Sub. Notes, MTN
4.750%	02/23/15			1,000	1,019,202
BB&T Corp., Sr. Unsec’d. Notes, MTN
1.093%(c)	06/15/18			2,700	2,746,481
BBVA Bancomer SA (Mexico), Sr. Unsec’d. Notes, 144A
4.500%	03/10/16			800	842,000
Sr. Unsec’d. Notes, RegS
4.500%	03/10/16			6,000	6,315,000
BNP Paribas Home Loan SFH (France), Covered Bonds, 144A
2.200%	11/02/15			5,500	5,617,645

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
BNP Paribas SA (France), Gtd. Notes
0.533%(c)	11/07/15			5,300	$5,298,580
BPCE SA (France), Bank Gtd. Notes
0.795%(c)	11/18/16			3,000	3,007,005
BPE Financiaciones SA (Spain), Bank Gtd. Notes
2.875%	05/19/16		EUR	1,500	2,104,046
Bank Gtd. Notes, MTN
2.500%	02/01/17		EUR	600	837,946
Caixa Economica Federal (Brazil), Sr. Unsec’d. Notes, 144A
4.250%	05/13/19			7,600	7,672,200
CIT Group, Inc., Sr. Unsec’d. Notes
5.000%	05/15/17			300	319,687
Sr. Unsec’d. Notes, 144A
4.750%	02/15/15			6,765	6,900,300
Citigroup, Inc., Sr. Unsec’d. Notes
1.250%	01/15/16			1,600	1,609,637
6.000%	08/15/17			2,000	2,263,746
6.010%	01/15/15			1,400	1,442,204
6.125%	11/21/17			500	571,874
6.375%	08/12/14			2,000	2,013,308
Sr. Unsec’d. Notes, MTN
0.748%(c)	05/01/17			7,500	7,493,685
5.500%	10/15/14			188	190,714
Sub. Notes
4.875%	05/07/15			600	621,264
5.000%	09/15/14			1,430	1,442,661
Sub. Notes, MTN
0.843%(c)	05/31/17		EUR	800	1,079,009
Commonwealth Bank of Australia (Australia), Covered Bonds, RegS
2.250%	03/16/17	(g)		3,900	4,023,720
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Certificate of Deposit
0.280%(c)	06/12/15			3,800	3,799,255
Sr. Unsec’d. Notes, MTN
4.000%	09/10/15		GBP	1,000	1,767,952
Credit Agricole SA (France), Sub. Notes, RegS
8.125%(c)	09/19/33			2,000	2,280,000
Depfa ACS Bank (Ireland), Covered Bonds, MTN
3.875%	11/14/16		EUR	100	147,223
Deutsche Bank Financial LLC, Bank Gtd. Notes, MTN
5.375%	03/02/15			2,200	2,268,187
Dexia Municipal Agency SA (France), Covered Bonds, MTN
5.250%	02/16/17			700	763,672
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes
0.890%	06/16/15		JPY	100,000	957,202
2.375%	05/25/16			500	500,000
3.000%	11/17/14			6,400	6,439,040

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Eurofima (Supranational Bank), Sr. Unsec’d. Notes, MTN
5.250%	04/07/16			2,500	$2,707,250
6.250%	12/28/18		AUD	4,300	4,506,911
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes
4.000%	01/29/21			300	318,749
5.000%	04/11/22			2,600	2,941,125
HBOS Capital Funding LP (United Kingdom), Gtd. Notes
9.540%(c)	03/29/49		GBP	200	369,660
HSH N Finance Guernsey Ltd. (Germany), Bank Gtd. Notes, MTN
0.662%(c)	12/21/15		EUR	2,600	3,574,101
ING Bank NV (Netherlands), Covered Bonds, 144A
2.500%	01/14/16			1,700	1,748,382
Unsec’d. Notes, 144A
0.582%(c)	01/04/16	(g)		6,900	6,897,937
Inter-American Development Bank (Supranational Bank), Notes, MTN
6.000%	02/26/21		AUD	2,800	2,977,133
Itau Unibanco Holding SA (Brazil), Sub. Notes, 144A
5.500%	08/06/22			4,400	4,506,480
JPMorgan Chase & Co., Sr. Unsec’d. Notes
3.450%	03/01/16			4,200	4,382,784
3.700%	01/20/15			5,000	5,088,565
Sr. Unsec’d. Notes, MTN
0.847%(c)	02/26/16			3,000	3,016,965
JPMorgan Chase Bank NA, Sub. Notes
6.000%	10/01/17			900	1,023,723
KFW (Germany), Gov’t. Gtd. Notes, MTN
5.500%	02/09/22		AUD	1,800	1,864,174
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes
3.250%	09/20/16			1,000	1,043,798
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes, MTN
6.000%	08/20/20		AUD	1,400	1,481,378
6.250%	05/19/21		AUD	1,700	1,831,100
Landwirtschaftliche Rentenbank (Germany), Gov’t. Gtd. Notes
5.500%	03/29/22		AUD	1,700	1,762,500
Gov’t. Gtd. Notes, MTN
5.500%	03/09/20		AUD	3,400	3,506,043
7.000%	05/10/17		NZD	300	278,358
LBG Capital No. 2 PLC (United Kingdom), Gtd. Notes
15.000%	12/21/19		GBP	2,880	7,146,769
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A
4.375%	01/12/15			1,100	1,121,389
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49	(g)		2,600	3,770,000

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A
0.515%(c)	06/30/17	(g)		5,000	$5,004,583
Norddeutsche Landesbank Girozentrale (Germany), Pfandbrief, 144A
0.875%	10/16/15	(g)		7,000	7,032,830
Realkredit Danmark A/S (Denmark), Covered Bonds
2.000%	01/01/15		DKK	7,400	1,370,446
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes
4.375%	03/16/16			2,100	2,221,210
Sub. Notes
3.548%(c)	10/27/14		AUD	2,100	1,974,891
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A
3.724%	01/20/15			2,500	2,536,995
Sberbank of Russia Via SB Capital SA (Russia), Sr. Unsec’d. Notes
5.499%	07/07/15			1,700	1,762,934
Sr. Unsec’d. Notes, RegS
4.950%	02/07/17			7,000	7,371,000
6.125%	02/07/22			4,000	4,265,000
Stadshypotek AB (Sweden), Covered Bonds, 144A
1.875%	10/02/19	(g)		1,900	1,877,183
Covered Bonds, MTN
4.250%	10/10/17		AUD	3,800	3,647,979
Turkiye Garanti Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A
2.728%(c)	04/20/16			200	197,500
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A
6.465%	03/04/15	(g)		3,000	3,078,360
Westpac Banking Corp. (Australia), Covered Bonds, 144A
1.850%	11/26/19			2,200	2,201,868
Gov’t. Liquid Gtd. Notes, 144A
3.585%	08/14/14			700	702,704

					293,050,001

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes
4.125%	01/15/15			6,495	6,625,049
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	01/15/15			800	812,037
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A
1.850%	01/15/15			3,900	3,927,429
2.450%	01/15/17			1,000	1,030,494

					12,395,009

Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes
5.000%	10/01/14			2,400	2,427,554

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Capital Markets (continued)
Morgan Stanley, Sr. Unsec’d. Notes
2.875%	07/28/14			100	$100,178
3.800%	04/29/16			800	839,942
Sr. Unsec’d. Notes, MTN
0.748%(c)	01/16/17		EUR	100	136,559
6.000%	04/28/15			400	418,603
6.625%	04/01/18			1,800	2,104,151

					6,026,987

Communications Equipment — 0.1%
Cisco Systems, Inc., Sr. Unsec’d. Notes
0.277%(c)	09/03/15			6,900	6,903,167

Construction & Engineering — 0.1%
Obrascon Huarte Lain SA (Spain), Sr. Unsec’d. Notes, MTN
7.375%	04/28/15		EUR	5,600	8,013,145

Consumer Finance
SLM Corp., Sr. Unsec’d. Notes, MTN
3.875%	09/10/15			2,715	2,769,300
6.000%	01/25/17			400	434,500

					3,203,800

Diversified Financial Services — 0.5%
Credit Agricole Home Loan SFH (France), Covered Bonds, 144A
0.978%(c)	07/21/14			2,000	2,000,366
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
1.500%	01/17/17			1,100	1,105,980
4.207%	04/15/16			1,100	1,160,944
4.250%	02/03/17			1,000	1,073,936
5.625%	09/15/15			1,000	1,057,946
7.000%	04/15/15			2,000	2,100,240
8.700%	10/01/14			1,700	1,735,163
HSBC Finance Corp., Sr. Unsec’d. Notes
0.657%(c)	06/01/16			1,700	1,700,469
International Lease Finance Corp., Sr. Sec’d. Notes, 144A
6.500%	09/01/14			2,700	2,720,250
7.125%	09/01/18			3,200	3,712,000
LeasePlan Corp. NV (Netherlands), Sr. Unsec’d. Notes, 144A
2.500%	05/16/18	(g)		2,100	2,117,380
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(i)
2.851%	12/23/24			200	39,250
2.907%	11/16/24			400	78,500
5.625%	N/A			1,700	329,375
Macquarie Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A
7.300%	08/01/14			1,700	1,708,859
Northern Rock Asset Management PLC (United Kingdom), Covered Bonds, MTN
3.625%	04/20/15		EUR	2,000	2,809,804

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Nykredit Realkredit A/S (Denmark), Covered Bonds
2.000%	01/01/15		DKK	10,500	$1,943,115
Pearson Dollar Finance Two PLC (United Kingdom), Gtd. Notes, 144A
6.250%	05/06/18			1,000	1,140,558
QNB Finance Ltd. (Qatar), Bank Gtd. Notes, MTN
2.125%	02/14/18			3,300	3,284,985
Rio Oil Finance Trust (Brazil), Sr. Sec’d. Notes, 144A
6.250%	07/06/24	(g)		4,700	4,936,504
Rosneft Finance SA (Russia), Gtd. Notes, RegS
6.625%	03/20/17			400	438,000
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A
5.298%	12/27/17			1,100	1,127,390
Stone Street Trust, Sr. Unsec’d. Notes, 144A
5.902%	12/15/15			2,300	2,449,601
UBS AG (Switzerland), Sr. Unsec’d. Notes
5.875%	12/20/17			100	114,216

					40,884,831

Diversified Telecommunication Services — 0.8%
Altice SA (Luxembourg), Sr. Sec’d. Notes, 144A
7.750%	05/15/22			4,400	4,697,000
BellSouth Corp., Gtd. Notes, 144A
4.020%	04/26/21	(g)		7,100	7,304,303
4.973%	04/26/21			8,000	8,230,200
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A
5.350%	05/20/24			3,900	4,046,445
Gtd. Notes, RegS, 144A
3.375%	05/20/21		EUR	500	705,457
Deutsche Telekom International Finance BV (Germany), Gtd. Notes
4.875%	07/08/14			4,200	4,202,600
5.750%	03/23/16			900	973,498
Qtel International Finance Ltd. (Qatar), Gtd. Notes, RegS
4.750%	02/16/21			4,000	4,346,000
Sprint Communications, Inc., Sr. Unsec’d. Notes
6.000%	12/01/16			1,930	2,101,287
8.375%	08/15/17			1,400	1,634,500
9.125%	03/01/17			3,800	4,450,750
Telefonica Emisiones SAU (Spain), Gtd. Notes
3.992%	02/16/16			1,200	1,256,398
6.421%	06/20/16			2,500	2,752,230
Verizon Communications, Inc., Sr. Unsec’d. Notes
1.763%(c)	09/15/16			3,900	4,007,433
2.500%	09/15/16			6,750	6,957,515

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Sr. Unsec’d. Notes, 144A
0.430%(c)	03/06/15		200	$200,084
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A
9.125%	04/30/18		1,100	1,250,700
VimpelCom Holdings BV (Russia), Gtd. Notes, 144A
5.200%	02/13/19		3,500	3,505,250
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes
5.500%	01/15/21	GBP	1,000	1,780,873
Sr. Sec’d. Notes, 144A
6.000%	04/15/21	GBP	1,200	2,166,621
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes
0.611%(c)	02/19/16		1,800	1,804,662

				68,373,806

Electric Utilities — 0.2%
Abu Dhabi National Energy Co. (United Arab Emirates), Sr. Unsec’d. Notes, 144A
2.500%	01/12/18		3,000	3,043,656
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A
5.900%	12/01/21		1,000	1,180,037
Electricite de France (France), Sr. Unsec’d. Notes, 144A
0.688%(c)	01/20/17		1,300	1,305,270
1.150%	01/20/17		400	400,084
Entergy Gulf States Louisiana LLC, First Mortgage
3.950%	10/01/20		1,700	1,843,274
IPALCO Enterprises, Inc., Sr. Sec’d. Notes
5.000%	05/01/18		1,000	1,067,500
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A
3.000%	09/19/22		500	491,960
NV Energy, Inc., Sr. Unsec’d. Notes
6.250%	11/15/20		250	295,037
Pacific Gas & Electric Co., Sr. Unsec’d. Notes
0.425%(c)	05/11/15		4,500	4,501,467
Puget Energy, Inc., Sr. Sec’d. Notes
6.500%	12/15/20		1,000	1,205,579

				15,333,864

Food Products — 0.1%
BRF SA (Brazil), Gtd. Notes, 144A
5.875%	06/06/22		4,000	4,330,000
General Mills, Inc., Sr. Unsec’d. Notes
0.527%(c)	01/29/16		200	200,512
Kraft Foods Group, Inc., Sr. Unsec’d. Notes
1.625%	06/04/15		3,499	3,535,015

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Food Products (continued)
Kroger Co. (The), Sr. Unsec’d. Notes
0.756%(c)	10/17/16	2,200	$2,205,023

			10,270,550

Health Care Providers & Services
HCA, Inc., Sr. Unsec’d. Notes
6.375%	01/15/15	300	307,125

Household Durables
Lennar Corp., Gtd. Notes
5.500%	09/01/14	3,000	3,018,000

Insurance
American International Group, Inc., Sr. Unsec’d. Notes
8.250%	08/15/18	600	745,445
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes
5.750%	09/15/15	89	94,257

			839,702

Internet Software & Services — 0.1%
Baidu, Inc. (China), Sr. Unsec’d. Notes
3.250%	08/06/18	3,900	4,029,344
3.500%	11/28/22	2,700	2,652,529
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A
3.375%	05/02/19	3,100	3,169,350
Sr. Unsec’d. Notes, RegS
3.375%	03/05/18	1,600	1,654,813

			11,506,036

Media — 0.2%
21st Century Fox America, Inc., Gtd. Notes
5.300%	12/15/14	3,500	3,578,792
DISH DBS Corp., Gtd. Notes
6.625%	10/01/14	1,000	1,012,500
7.125%	02/01/16	6,175	6,676,719
7.750%	05/31/15	3,400	3,601,875
New York Times Co. (The), Sr. Unsec’d. Notes
5.000%	03/15/15	800	818,000
Time Warner Cable, Inc., Gtd. Notes
5.875%	11/15/40	1,000	1,166,460
Viacom, Inc., Sr. Unsec’d. Notes
4.250%	09/15/15	1,370	1,428,909

			18,283,255

Metals & Mining — 0.2%
ALROSA Finance SA (Russia), Gtd. Notes, 144A
7.750%	11/03/20	600	663,780
Gtd. Notes, RegS

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
7.750%	11/03/20	1,200	$1,327,560
AngloGold Ashanti Holdings PLC (South Africa), Gtd. Notes
5.375%	04/15/20	3,500	3,554,481
Gerdau Trade, Inc. (Brazil), Gtd. Notes, 144A
5.750%	01/30/21	2,900	3,095,750
Gold Fields Orogen Holding BVI Ltd. (South Africa), Gtd. Notes, 144A
4.875%	10/07/20	5,800	5,336,000
GTL Trade Finance, Inc. (Brazil), Gtd. Notes, 144A
7.250%	04/16/44	1,500	1,576,500
Mongolian Mining Corp. (Mongolia), Gtd. Notes, RegS
8.875%	03/29/17	1,400	910,000
Walter Energy, Inc., Gtd. Notes
8.500%	04/15/21	1,100	616,000

			17,080,071

Oil, Gas & Consumable Fuels — 1.5%
BG Energy Capital PLC (United Kingdom), Gtd. Notes, 144A
2.875%	10/15/16	1,000	1,040,776
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes
0.609%(c)	03/30/16	4,000	4,008,668
CNOOC Finance 2013 Ltd. (China), Gtd. Notes
3.000%	05/09/23	5,000	4,721,085
CNOOC Nexen Finance 2014 ULC (China), Gtd. Notes
4.250%	04/30/24	2,800	2,870,935
CNPC General Capital Ltd. (Hong Kong), Gtd. Notes, 144A
1.124%(c)	05/14/17	2,600	2,607,285
1.450%	04/16/16	3,000	3,004,167
Delek & Avner Tamar Bond Ltd. (Israel), Sr. Sec’d. Notes, 144A
2.803%	12/30/16	5,000	5,018,235
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes
5.875%	09/18/23	7,000	7,857,500
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A
8.125%	07/31/14	3,800	3,817,252
Sr. Unsec’d. Notes, RegS
8.146%	04/11/18	7,000	8,041,250
Harvest Operations Corp. (South Korea), Gtd. Notes, 144A
2.125%	05/14/18	2,100	2,099,223
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A
5.750%	04/30/43	1,600	1,536,000
Lukoil International Finance BV (Russia), Gtd. Notes, RegS
6.125%	11/09/20	4,200	4,541,250

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil), Sr. Sec’d. Notes, 144A
6.350%	06/30/21	3,780	$4,063,500
ONEOK Partners LP, Gtd. Notes
3.250%	02/01/16	1,350	1,402,612
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, 144A
4.300%	05/20/23	4,200	3,963,750
Petrobras Global Finance BV (Brazil), Gtd. Notes
2.594%(c)	03/17/17	4,200	4,249,980
3.000%	01/15/19	400	392,660
6.250%	03/17/24	6,500	6,918,600
Petrobras International Finance Co. (Brazil), Gtd. Notes
2.875%	02/06/15	2,400	2,425,608
7.875%	03/15/19	3,300	3,847,272
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS
5.250%	04/12/17	7,300	6,164,850
Petroleos Mexicanos (Mexico), Gtd. Notes
6.000%	03/05/20	4,000	4,576,000
8.000%	05/03/19	10,000	12,390,000
Rosneft Oil Co. via Rosneft International Finance Ltd. (Russia), Sr. Unsec’d. Notes, 144A
3.149%	03/06/17	3,600	3,604,500
Shell International Finance BV (Netherlands), Gtd. Notes
0.293%(c)	11/10/15	1,700	1,700,930
0.434%(c)	11/15/16	1,400	1,401,329
Sinopec Group Overseas Development Ltd. (China), Gtd. Notes, 144A
1.147%(c)	04/10/19	500	501,160
4.375%	04/10/24	10,600	10,973,851
Spectra Energy Capital LLC, Gtd. Notes
6.200%	04/15/18	700	803,361
Statoil ASA (Norway), Gtd. Notes
0.685%(c)	11/08/18	4,500	4,530,942
Thai Oil PCL (Thailand), Sr. Unsec’d. Notes, 144A
3.625%	01/23/23	3,000	2,868,216
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A
4.500%	11/10/14	6,900	6,995,310

			134,938,057

Pharmaceuticals
Cardinal Health, Inc., Sr. Unsec’d. Notes
6.000%	06/15/17	250	281,021
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC (Israel), Gtd. Notes
3.000%	06/15/15	1,281	1,312,242

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Gtd. Notes, 144A
6.750%	08/15/21		2,200	$2,343,000

				3,936,263

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., Sr. Unsec’d. Notes
7.000%	10/15/17		2,200	2,560,261
Goodman Funding Pty Ltd. (Australia), Gtd. Notes, 144A
6.375%	11/12/20		4,200	4,863,684
6.375%	04/15/21		2,325	2,692,515
Health Care REIT, Inc., Sr. Unsec’d. Notes
5.875%	05/15/15		300	313,532
Kilroy Realty LP, Gtd. Notes
5.000%	11/03/15		900	949,646

				11,379,638

Road & Rail — 0.1%
Con-way, Inc., Sr. Unsec’d. Notes
7.250%	01/15/18		400	466,430
Hellenic Railways Organization SA (Greece), Gov’t. Gtd. Notes
4.028%	03/17/17	EUR	900	1,162,372
Russian Railways via RZD Capital PLC (Russia), Sr. Unsec’d. Notes, RegS
7.487%	03/25/31	GBP	1,500	2,733,947

				4,362,749

Specialty Retail
Autozone, Inc., Sr. Unsec’d. Notes
6.950%	06/15/16		2,400	2,670,768

Technology Hardware, Storage & Peripherals
Apple, Inc., Sr. Unsec’d. Notes
2.850%	05/06/21		500	504,307
3.450%	05/06/24		600	606,686

				1,110,993

Textiles, Apparel & Luxury Goods
Macy’s Retail Holdings, Inc., Gtd. Notes
5.750%	07/15/14		1,400	1,402,744

Tobacco
Altria Group, Inc., Gtd. Notes
9.250%	08/06/19		222	295,012
9.700%	11/10/18		222	290,894
Reynolds American, Inc., Gtd. Notes
1.050%	10/30/15		700	699,865

				1,285,771

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes
6.450%	12/05/22	MXN	65,000	$4,968,268
7.125%	12/09/24	MXN	23,000	1,814,861

				6,783,129

TOTAL CORPORATE BONDS (cost $691,354,880)				705,598,134

FOREIGN GOVERNMENT BONDS — 7.3%
Australia Government Bond (Australia), Sr. Unsec’d. Notes
5.250%	03/15/19	AUD	4,700	4,874,749
5.500%	04/21/23	AUD	3,800	4,133,992
Autonomous Community of Catalonia (Spain), Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	1,300	1,992,277
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec’d. Notes, 144A
4.000%	04/14/19		3,300	3,349,500
5.750%	09/26/23		4,000	4,300,000
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN
2.750%	03/05/15		700	711,634
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany), Bonds, TIPS
0.750%	04/15/18	EUR	14,100	21,660,791
Chile Government International Bond (Chile), Sr. Unsec’d. Notes
3.875%	08/05/20		800	857,600
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes
7.375%	03/18/19		1,000	1,217,500
Deutsche Bundesrepublik Inflation Linked (Germany), Bonds, TIPS
0.100%	04/15/23	EUR	800	1,175,612
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes
1.050%	06/20/23	JPY	150,000	1,544,246
European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN
0.500%	09/01/23	AUD	600	385,828
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN
0.500%	08/10/23	AUD	2,900	1,865,486
Export Development Canada (Canada), Sr. Unsec’d. Notes
3.875%	03/16/17	NZD	2,800	2,415,412
France Government Bond OAT (France), Bonds
1.000%	05/25/18	EUR	10,700	15,024,980
3.250%	05/25/45	EUR	2,800	4,260,171
3.500%	04/25/26	EUR	1,300	2,081,638
4.000%	10/25/38	EUR	3,900	6,707,850
4.500%	04/25/41	EUR	7,600	14,164,431
Bonds, TIPS
0.100%	07/25/21	EUR	1,800	2,567,859
0.250%	07/25/18	EUR	2,100	3,110,014
1.300%	07/25/19	EUR	1,100	1,770,319

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, MTN
3.800%	08/08/17	JPY	150,000	$1,428,805
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, MTN
4.000%	12/08/14	GBP	1,200	2,079,361
4.530%	03/17/16	CAD	100	96,275
5.000%	04/10/17		500	544,090
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN
4.500%	08/16/16	NZD	1,000	878,309
Italy Buoni Poliennali del Tesoro (Italy), Bonds
1.150%	05/15/17	EUR	3,300	4,557,190
2.750%	12/01/15	EUR	3,000	4,235,102
3.000%	06/15/15	EUR	5,300	7,432,787
3.000%	11/01/15	EUR	3,200	4,527,104
3.500%	06/01/18	EUR	13,100	19,539,682
3.750%	08/01/15	EUR	5,000	7,087,799
3.750%	04/15/16	EUR	4,600	6,653,466
3.750%	08/01/16	EUR	12,000	17,484,672
4.500%	07/15/15	EUR	4,100	5,847,634
4.500%	08/01/18	EUR	9,300	14,416,847
4.500%	03/01/19	EUR	2,400	3,763,494
4.500%	05/01/23	EUR	10,600	16,693,512
4.750%	05/01/17	EUR	100	151,813
4.750%	06/01/17	EUR	3,000	4,563,878
4.750%	09/01/21	EUR	2,300	3,707,601
5.500%	09/01/22	EUR	9,700	16,303,916
5.500%	11/01/22	EUR	5,000	8,397,166
Bonds, TIPS
1.700%	09/15/18	EUR	2,200	3,212,328
2.100%	09/15/16	EUR	600	918,619
2.100%	09/15/21	EUR	1,000	1,598,094
2.250%	05/15/16	EUR	1,600	2,257,352
3.100%	09/15/26	EUR	100	166,310
4.750%	09/15/16	EUR	300	447,106
Sr. Unsec’d. Notes
4.750%	09/01/28	EUR	1,600	2,543,941
Sr. Unsec’d. Notes, TIPS
2.250%	04/22/17	EUR	400	570,604
Unsec’d. Notes
2.350%	09/15/24	EUR	15,700	23,194,241
Italy Certificati di Credito del Tesoro (Italy), Bonds
0.792%(s)	04/29/16	EUR	4,200	5,684,004
1.880%(s)	06/30/15	EUR	3,700	5,043,501
Italy Government International Bond (Italy), Sr. Unsec’d. Notes
5.250%	09/20/16		900	982,206
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28	GBP	2,100	4,096,100
Junta de Castilla y Leon (Spain), Sr. Unsec’d. Notes
6.270%	02/19/18	EUR	2,700	4,343,255
Mexican Bonos (Mexico), Bonds
6.500%	06/09/22	MXN	50,000	4,096,370
7.500%	06/03/27	MXN	264,500	23,127,700
7.750%	05/29/31	MXN	49,400	4,355,078

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
8.500%	11/18/38	MXN	20,000	$1,878,889
9.500%	12/18/14	MXN	76,000	6,028,841
10.000%	12/05/24	MXN	24,900	2,562,797
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	17,300	1,531,753
Mexican Bonos de Proteccion al Ahorro (Mexico), Bonds
3.560%(c)	01/30/20	MXN	46,600	3,638,008
3.990%(c)	01/04/18	MXN	53,400	4,173,016
Mexican Udibonos (Mexico), Bonds, TIPS
4.000%	11/15/40	MXN	1,400	625,796
4.000%	11/08/46	MXN	17,100	7,657,096
New South Wales Treasury Corp. (Australia), Local Gov’t. Gtd. Notes
2.500%	11/20/35	AUD	700	872,700
2.750%	11/20/25	AUD	400	513,667
6.000%	03/01/22	AUD	2,800	3,057,312
New Zealand Government (New Zealand), Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	9,500	8,061,867
5.000%	03/15/19	NZD	600	545,360
5.500%	04/15/23	NZD	5,700	5,377,555
6.000%	12/15/17	NZD	1,500	1,397,587
6.000%	05/15/21	NZD	3,200	3,085,128
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes
8.375%	06/17/19		1,000	1,273,750
Province of British Columbia (Canada), Unsec’d. Notes
4.300%	06/18/42	CAD	300	318,339
Province of Ontario (Canada), Bonds
4.000%	06/02/21	CAD	2,900	2,968,243
Sr. Unsec’d. Notes
2.450%	06/29/22		800	781,144
Sr. Unsec’d. Notes, MTN
4.000%	10/07/19		600	660,173
Unsec’d. Notes
3.150%	06/02/22	CAD	7,500	7,231,995
Province of Quebec (Canada), Bonds
5.000%	12/01/41	CAD	200	226,214
Notes
4.250%	12/01/21	CAD	1,100	1,140,235
Notes, MTN
7.295%	07/22/26		2,400	3,186,842
Sr. Unsec’d. Notes
2.750%	08/25/21		2,200	2,221,903
Unsec’d. Notes
3.500%	12/01/22	CAD	1,600	1,572,350
Republic of Azerbaijan International Bond (Azerbaijan), Sr. Unsec’d. Notes, 144A
4.750%	03/18/24		4,400	4,532,000
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, 144A
6.875%	03/09/17		5,940	6,682,500
Sr. Unsec’d. Notes, RegS
6.625%	02/17/37		1,000	1,110,000
6.875%	01/17/18		1,800	2,058,750

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Republic of Korea (South Korea), Sr. Unsec’d. Notes
4.125%	06/10/44		3,300	$3,495,657
Republic of Peru (Peru), Sr. Unsec’d. Notes
7.125%	03/30/19		3,600	4,383,000
Republic of South Africa (South Africa), Bonds
8.000%	12/21/18	ZAR	6,700	640,189
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN
4.875%	11/07/19	EUR	500	776,017
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS
5.625%	04/04/42		400	417,000
7.500%	03/31/30		4,795	5,553,281
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes
5.125%	03/30/26	EUR	1,000	1,587,430
Sr. Unsec’d. Notes, 144A
4.700%	11/01/16	EUR	5,900	8,746,914
Sr. Unsec’d. Notes, RegS
5.500%	10/26/22		800	876,000
Unsec’d. Notes, 144A
5.250%	02/18/24		4,700	5,052,500
Unsec’d. Notes, RegS
5.250%	02/18/24		1,400	1,505,000
Spanish Government Bond (Spain), Bonds
2.100%	04/30/17	EUR	7,800	11,074,847
3.000%	04/30/15	EUR	2,500	3,498,870
3.150%	01/31/16	EUR	1,000	1,427,553
3.300%	07/30/16	EUR	9,600	13,889,306
3.750%	10/31/15	EUR	3,000	4,290,522
3.750%	10/31/18	EUR	15,300	23,204,965
3.800%	04/30/24	EUR	8,500	12,755,354
4.000%	07/30/15	EUR	6,400	9,106,175
4.250%	10/31/16	EUR	3,000	4,448,898
4.500%	01/31/18	EUR	9,800	15,081,466
5.150%	10/31/28	EUR	100	165,027
5.400%	01/31/23	EUR	18,600	31,284,319
Sr. Unsec’d. Notes
3.800%	01/31/17	EUR	5,000	7,392,757
4.400%	10/31/23	EUR	4,300	6,761,357
5.500%	07/30/17	EUR	10,100	15,777,602
5.850%	01/31/22	EUR	3,600	6,203,555
Sr. Unsec’d. Notes, MTN
5.250%	04/06/29	GBP	200	363,051
United Kingdom Gilt (United Kingdom), Bonds
4.250%	06/07/32	GBP	500	974,971
4.250%	03/07/36	GBP	400	781,253
4.250%	12/07/40	GBP	900	1,772,799
6.000%	12/07/18	GBP	1,000	2,302,779
Bonds, RegS
4.250%	09/07/39	GBP	600	1,179,090
Unsec’d. Notes
3.250%	01/22/44	GBP	7,600	12,594,498
4.500%	09/07/34	GBP	200	403,183

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
United Kingdom Gilt Inflation Linked, TIPS (United Kingdom), Bonds
2.500%	07/26/16	GBP	200	$1,146,872
Xunta de Galicia (Spain), Sr. Unsec’d. Notes
5.763%	04/03/17	EUR	3,100	4,779,438

TOTAL FOREIGN GOVERNMENT BONDS (cost $626,345,652)				649,864,506

MUNICIPAL BONDS — 0.4%
California — 0.2%
Los Angeles Community College District, General Obligation Unlimited, BABs
6.750%	08/01/49		2,700	3,804,489
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs
7.618%	08/01/40		5,600	7,433,496
San Diego County Regional Airport Authority, Revenue Bonds, BABs
6.628%	07/01/40		1,100	1,210,418
State of California, General Obligation Unlimited
5.000%	06/01/37		600	639,174
5.000%	11/01/37		1,150	1,234,559
5.000%	04/01/38		1,200	1,296,048

				15,618,184

Illinois
Chicago Transit Authority, Revenue Bonds
6.899%	12/01/40		600	744,564

Kentucky
Kentucky State Property & Building Commission, Revenue Bonds, BABs
5.373%	11/01/25		600	682,086

New Jersey
New Jersey State Turnpike Authority, Revenue Bonds
5.000%	01/01/27		500	572,945

New York — 0.1%
New York City Municipal Water Finance Authority, Revenue Bonds
5.750%	06/15/40		500	570,325
New York City Transitional Finance Authority, Revenue Bonds, BABs
4.725%	11/01/23		200	222,278
4.905%	11/01/24		200	225,668
5.075%	11/01/25		200	228,050
Port Authority of New York & New Jersey, Revenue Bonds
4.458%	10/01/62		6,600	6,727,182
5.750%	11/01/30		1,200	1,360,296

				9,333,799

Ohio
American Municipal Power, Inc., Revenue Bonds, BABs

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
MUNICIPAL BONDS (continued)
Ohio (continued)
5.939%	02/15/47		700	$807,597
8.084%	02/15/50		800	1,194,656

				2,002,253

Texas — 0.1%
Dallas/Fort Worth International Airport, Revenue Bonds
5.000%	11/01/32		7,200	7,690,464

TOTAL MUNICIPAL BONDS (cost $34,382,593)				36,644,295

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.3%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1
2.737%(c)	09/25/35		260	236,617
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 144A
5.150%(c)	03/25/58		216	216,374
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
1.823%(c)	09/25/45		187	177,872
Banc of America Funding Corp., Series 2006-8T2, Class A10
5.753%	10/25/36		49	38,523
Series 2006-J, Class 4A1
2.938%(c)	01/20/47		1,493	1,157,880
Banc of America Mortgage Securities, Inc., Series 2005-D, Class 2A7
2.765%(c)	05/25/35		872	810,600
Series 2005-E, Class 2A1
2.628%(c)	06/25/35		96	91,998
Series 2005-H, Class 2A1
2.767%(c)	09/25/35		54	51,013
Series 2005-H, Class 2A5
2.767%(c)	09/25/35		641	608,500
Bancaja 8 Fondo de Titulizacion de Activos (Spain), Series 8, Class A
0.442%(c)	10/25/37	EUR	525	671,717
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
12.414%(c)	04/26/37		245	70,351
Series 2011-RR4, Class 8A2, 144A
10.837%(c)	02/26/36		2,555	1,093,154
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37		710	739,106
Series 2011-RR5, Class 12A1, 144A
5.208%(c)	03/26/37		258	255,211
Series 2011-RR5, Class 12A2, 144A
5.208%(c)	03/26/37		1,995	685,520
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 1A2
2.475%(c)	08/25/33		13	13,327
Series 2003-7, Class 6A
2.636%(c)	10/25/33		9	8,764
Series 2003-9, Class 2A1
2.771%(c)	02/25/34		131	129,209
Series 2004-2, Class 22A
2.654%(c)	05/25/34		27	26,555

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-10, Class 13A1
2.568%(c)	01/25/35		150	$146,684
Series 2004-10, Class 21A1
2.881%(c)	01/25/35		228	229,729
Series 2004-10, Class 22A1
2.564%(c)	01/25/35		82	82,032
Series 2005-1, Class 2A1
2.797%(c)	03/25/35		60	58,847
Series 2005-2, Class A1
2.580%(c)	03/25/35		188	190,747
Series 2005-2, Class A2
2.533%(c)	03/25/35		46	46,625
Series 2005-4, Class 3A1
2.723%(c)	08/25/35		875	788,779
Series 2005-5, Class A1
2.150%(c)	08/25/35		16	16,092
Series 2005-5, Class A2
2.250%(c)	08/25/35		418	423,770
Series 2005-8, Class A3, 144A
5.147%(c)	08/25/35		17	17,289
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1
2.583%(c)	05/25/35		2,312	2,257,369
Series 2005-7, Class 22A1
2.790%(c)	09/25/35		333	290,218
Series 2005-9, Class 24A1
2.562%(c)	11/25/35		165	128,707
Series 2005-10, Class 24A1
2.360%(c)	01/25/36		69	52,941
2.737%(c)	01/25/36		206	158,824
Series 2006-2, Class 23A1
2.655%(c)	03/25/36		284	210,047
Series 2006-4, Class 21A1
2.524%(c)	08/25/36		248	182,207
Series 2006-5, Class 2A2
2.699%(c)	08/25/36		365	276,015
Series 2006-6, Class 32A1
2.648%(c)	11/25/36		519	363,412
Series 2006-8, Class 3A1
0.312%(c)	02/25/34		114	105,201
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1
2.045%(c)	01/26/36		1,734	1,443,009
Series 2007-R6, Class 2A1
2.492%(c)	12/26/46		1,008	692,604
Berica ABS Srl (Italy), Series 2011-1, Class A1
0.613%(c)	12/31/55	EUR	4,071	5,471,790
Berica Residential MBS Srl (Italy), Series 8, Class A
0.616%(c)	03/31/48	EUR	2,137	2,832,166
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A1
2.602%(c)	02/25/37		160	164,606
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A
2.500%(c)	10/25/35		2,019	1,996,373
Series 2004-HYB2, Class 2A

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
2.622%(c)	03/25/34	74	$74,569
Series 2005-6, Class A1
2.200%(c)	09/25/35	26	26,152
Series 2005-6, Class A2
2.280%(c)	09/25/35	44	43,691
Series 2005-10, Class 1A2A
2.582%(c)	12/25/35	81	56,659
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A3
5.250%	06/25/35	18	16,582
Series 2005-56, Class 2A2
2.164%(c)	11/25/35	24	19,046
Series 2005-56, Class 2A3
1.624%(c)	11/25/35	23	18,527
Series 2005-62, Class 2A1
1.126%(c)	12/25/35	465	364,511
Series 2005-76, Class 2A1
1.124%(c)	02/25/36	24	21,791
Series 2005-81, Class A1
0.432%(c)	02/25/37	2,519	2,006,258
Series 2006-2CB, Class A14
5.500%	03/25/36	55	44,646
Series 2006-15CB, Class A1
6.500%	06/25/36	135	106,792
Series 2006-OA11, Class A1B
0.344%(c)	09/25/46	138	112,585
Series 2006-OA14, Class 2A1
0.342%(c)	11/25/46	247	194,759
Series 2006-OA19, Class A1
0.332%(c)	02/20/47	847	631,323
Series 2006-OA22, Class A1
0.312%(c)	02/25/47	208	182,427
Series 2007-OA4, Class A1
0.322%(c)	05/25/47	962	841,853
Series 2007-16CB, Class 5A1
6.250%	08/25/37	48	39,591
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-12, Class 11A1
2.747%(c)	08/25/34	150	133,758
Series 2004-12, Class 12A1
2.610%(c)	08/25/34	445	390,098
Series 2004-22, Class A3
2.498%(c)	11/25/34	30	28,296
Series 2004-HYB5, Class 2A1
2.509%(c)	04/20/35	114	116,260
Series 2005-2, Class 1A1
0.472%(c)	03/25/35	983	752,432
Series 2005-9, Class 1A1
0.452%(c)	05/25/35	980	858,024
Series 2005-HYB6, Class 5A1
5.020%(c)	10/20/35	233	196,147
Series 2005-HYB9, Class 5A1
2.376%(c)	02/20/36	462	398,297
Series 2005-R2, Class 1AF1, 144A
0.492%(c)	06/25/35	35	31,611
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1
2.526%(c)	08/25/33	24	23,930

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-AR6, Class 9A2
0.892%(c)	10/25/34		97	$96,361
Credit Suisse Mortgage Capital Certificates, Series 2007-3, Class 1A6A
5.579%(c)	04/25/37		271	158,381
Credit SuisseCommercial Mortgage, Series 2010-18R, Class 4A4, 144A
2.346%(c)	04/26/38		1,700	1,649,734
Crusade Global Trust (Australia), Series 2005-2, Class A2
2.798%(c)	08/14/37	AUD	485	456,077
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2003-3, Class 3A1
5.000%	10/25/18		122	125,664
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A2
5.886%	10/25/36		116	93,710
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A1B1
0.252%(c)	10/25/36		15	9,457
Eurosail PLC (United Kingdom), Series 2006-4X, Class A3C
0.694%(c)	12/10/44	GBP	2,142	3,516,399
Fannie Mae REMICS, Series 2005-54, Class ZM
4.500%	06/25/35		150	166,446
Series 2006-16, Class FC
0.452%(c)	03/25/36		80	80,366
Series 2006-118, Class A2
0.212%(c)	12/25/36		114	111,180
Series 2011-3, Class FA
0.832%(c)	02/25/41		438	443,530
Series 2011-53, Class FT
0.732%(c)	06/25/41		3,581	3,604,691
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1
1.526%(c)	07/25/44		371	370,546
First Horizon Alternative Mortgage Securities, Series 2005-AA1, Class 1A1
2.279%(c)	03/25/35		747	605,328
First Horizon Asset Securities, Inc., Series 2007-AR1, Class 1A1
2.596%(c)	05/25/37		643	524,753
Fosse Master Issuer PLC (United Kingdom), Series 2012-1A, Class 2B2, 144A
2.628%(c)	10/18/54	GBP	2,000	3,476,800
Freddie Mac Reference REMICS, Series R006, Class ZA
6.000%	04/15/36		311	338,057
Freddie Mac REMICS, Series 2906, Class GZ
5.000%	09/15/34		643	706,107
Series 3172, Class FK
0.602%(c)	08/15/33		440	441,468
Series 3174, Class FM
0.392%(c)	05/15/36		25	25,010

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Strips, Series 278, Class F1
0.602%(c)	09/15/42		1,356	$1,352,836
Gosforth Funding PLC (United Kingdom), Series 2011-1, Class A2
1.979%(c)	04/24/47	GBP	506	874,405
Government National Mortgage Assoc., Series 2007-8, Class FA
0.449%(c)	03/20/37		397	397,484
Granite Master Issuer PLC (United Kingdom), Series 2005-1, Class A4
0.352%(c)	12/20/54		577	574,330
Granite Mortgages PLC (United Kingdom), Series 2003-2, Class 1A3
0.728%(c)	07/20/43		537	537,416
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1
2.795%(c)	10/25/33		692	681,435
GSR Mortgage Loan Trust, Series 2003-1, Class A2
1.850%(c)	03/25/33		9	9,394
Series 2005-AR1, Class 1A1
3.014%(c)	01/25/35		50	48,898
Series 2005-AR2, Class 2A1
2.646%(c)	04/25/35		438	432,495
Series 2005-AR3, Class 6A1
2.613%(c)	05/25/35		485	450,368
Series 2006-AR1, Class 2A1
2.657%(c)	01/25/36		261	245,807
Harborview Mortgage Loan Trust, Series 2003-1, Class A
2.492%(c)	05/19/33		27	26,931
Series 2004-1, Class 2A
2.396%(c)	04/19/34		161	162,583
Series 2005-2, Class 2A1A
0.372%(c)	05/19/35		811	714,578
Series 2005-4, Class 3A1
2.564%(c)	07/19/35		57	53,225
Series 2005-10, Class 2A1A
0.462%(c)	11/19/35		871	770,960
Series 2006-1, Class 2A1A
0.392%(c)	03/19/36		535	393,774
Series 2006-5, Class 2A1A
0.332%(c)	07/19/46		145	97,368
Series 2006-SB1, Class A1A
0.976%(c)	12/19/36		512	417,057
Holmes Master Issuer PLC (United Kingdom), Series 2011-1A, Class A3, 144A
1.678%(c)	10/15/54	EUR	667	914,158
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1
2.785%(c)	11/25/35		124	111,127
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
0.392%(c)	07/25/35		81	74,506
Series 2006-AR12, Class A1
0.342%(c)	09/25/46		373	319,952

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1
1.990%(c)	11/25/33		16	$16,144
Series 2005-A2, Class 7CB1
3.072%(c)	04/25/35		112	114,257
Series 2005-A6, Class 2A1
2.780%(c)	08/25/35		61	61,280
Series 2005-ALT1, Class 3A1
2.505%(c)	10/25/35		155	132,296
Series 2006-A1, Class 3A2
2.578%(c)	02/25/36		78	68,612
Series 2007-A1, Class 1A1
2.703%(c)	07/25/35		75	76,224
Series 2007-S3, Class 1A90
7.000%	08/25/37		373	340,709
Lanark Master Issuer PLC (United Kingdom), Series 2012-2A, Class 1A, 144A
1.628%(c)	12/22/54		1,203	1,221,122
Leek Finance Number Eighteen PLC (United Kingdom), Series 18A, Class A2D, 144A
0.494%(c)	09/21/38		3,653	3,776,017
Ludgate Funding PLC (United Kingdom), Series 2007-1, Class A2B
0.470%(c)	01/01/61	EUR	2,318	2,959,297
Mansard Mortgages PLC (United Kingdom), Series 2007-2X, Class A1
1.208%(c)	12/15/49	GBP	3,471	5,835,442
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 2A1
2.182%(c)	12/25/33		174	174,885
Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1
2.219%(c)	02/25/33		91	87,558
Series 2005-2, Class 1A
1.572%(c)	10/25/35		79	77,776
Series 2005-2, Class 2A
2.400%(c)	10/25/35		571	578,861
Series 2005-A8, Class A3A2
0.402%(c)	08/25/36		25	23,968
Series 2005-A10, Class A
0.362%(c)	02/25/36		220	201,642
Morgan Stanley Mortgage Loan Trust, Series 2006-8AR, Class 5A4
2.177%(c)	06/25/36		202	191,817
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.606%(c)	10/07/20		359	360,663
Series 2010-R2, Class 1A
0.544%(c)	11/06/17		338	338,889
Series 2010-R3, Class 1A
0.711%(c)	12/08/20		289	290,670
Series 2010-R3, Class 2A
0.712%(c)	12/08/20		2,085	2,098,393
Newgate Funding PLC (United Kingdom), Series 2006-1, Class MB
0.541%(c)	12/01/50	EUR	704	896,905
Series 2007-3X, Class A2B
0.842%(c)	12/15/50	EUR	3,100	4,130,042

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-3X, Class A3
1.517%(c)	12/15/50	GBP	1,600	$2,660,915
Series 2007-3X, Class BA
1.808%(c)	12/15/50	GBP	400	650,144
Provident Funding Mortgage Loan Trust, Series 2003-1, Class A
2.497%(c)	08/25/33		83	86,001
Puma Finance Ltd. (Australia), Series G5, Class A1, 144A
0.367%(c)	02/21/38		109	108,312
Residential Accredit Loans, Inc., Series 2005-QS13, Class 2A3
5.750%	09/25/35		189	171,235
Series 2006-QO6, Class A1
0.332%(c)	06/25/46		796	365,203
Series 2007-QO2, Class A1
0.302%(c)	02/25/47		387	228,170
Residential Asset Securitization Trust, Series 2005-A4, Class A1
0.602%(c)	04/25/35		458	351,465
Series 2006-R1, Class A2
0.552%(c)	01/25/46		115	62,591
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21
3.060%(c)	09/25/35		461	386,018
Series 2006-SA1, Class 2A1
3.800%(c)	02/25/36		101	88,890
ResLoC UK PLC (United Kingdom), Series 2007-1X, Class A3B
0.677%(c)	12/15/43	GBP	1,030	1,638,896
Series 2007-1X, Class M1B
0.778%(c)	12/15/43	GBP	1,064	1,651,378
RMAC PLC (United Kingdom), Series 2004-NSP4, Class A2
0.725%(c)	12/12/36	GBP	1,216	1,962,333
Sequoia Mortgage Trust, Series 2007-3, Class 1A1
0.384%(c)	07/20/36		227	217,110
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A1
2.467%(c)	02/25/34		254	257,453
Series 2004-4, Class 3A2
2.458%(c)	04/25/34		40	40,575
Series 2004-12, Class 7A1
2.568%(c)	09/25/34		38	38,159
Series 2004-18, Class 5A
5.500%(c)	12/25/34		63	61,747
Series 2005-1, Class 2A
2.389%(c)	02/25/35		6,428	6,364,005
Series 2005-18, Class 6A1
2.580%(c)	09/25/35		773	699,966
Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1
0.481%(c)	10/19/34		15	14,735
Series 2005-AR5, Class A2
0.434%(c)	07/19/35		342	325,315
Series 2006-AR3, Class 12A1
0.372%(c)	05/25/36		235	175,606

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-AR4, Class A3
0.372%(c)	09/25/47		700	$562,201
Structured Asset Securities Corp. Trust, Series 2006-11, Class A1, 144A
2.630%(c)	10/28/35		37	34,616
Superannuation Members Home Loan Programme (The) (Australia), Series 2009-3, Class A1
4.055%(c)	11/07/40	AUD	192	180,808
SWAN Trust (Australia), Series 2006-1E, Class A2
2.967%(c)	05/12/37	AUD	175	163,387
TBW Mortgage Backed Pass-Through Certificates, Series 2006-4, Class A6
5.970%	09/25/36		284	60,725
Thornburg Mortgage Securities Trust, Series 2007-3, Class 2A1
1.402%(c)	06/25/47		168	150,330
Series 2007-3, Class 3A1
5.750%(c)	06/25/47		289	255,136
Torrens Trust (Australia), Series 2007-1, Class A
3.078%(c)	10/19/38	AUD	139	129,944
Wachovia Mortgage Loan Trust LLC, Series 2007-A, Class 3A1
2.522%(c)	03/20/37		277	266,227
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-2, Class 1A3
0.602%(c)	04/25/35		1,462	1,140,017
Series 2006-AR5, Class 3A
1.064%(c)	07/25/46		65	38,606
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A
1.326%(c)	11/25/42		2	1,967
Series 2003-AR5, Class A7
2.449%(c)	06/25/33		10	10,261
Series 2005-AR10, Class 3A1
5.256%(c)	08/25/35		26	24,888
Series 2005-AR16, Class 1A3
2.467%(c)	12/25/35		988	952,875
Series 2006-AR2, Class 2A1
4.141%(c)	03/25/36		340	310,105
Series 2006-AR5, Class A12A
1.106%(c)	06/25/46		101	100,332
Series 2006-AR7, Class 3A
2.201%(c)	07/25/46		357	323,622
Series 2006-AR10, Class 1A2
2.344%(c)	09/25/36		98	87,791
Series 2006-AR13, Class 2A
2.201%(c)	10/25/46		194	177,781
Series 2006-AR15, Class 2A
2.201%(c)	11/25/46		117	115,400
Series 2006-AR19, Class 1A1A
0.854%(c)	01/25/47		221	205,866
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A
2.027%(c)	02/25/33		10	9,541

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities 2005-AR4 Trust, Series 2005-AR4, Class 1A3
2.623%(c)	04/25/35		2,977	$3,072,025
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1
2.618%(c)	09/25/34		65	66,717
Series 2005-AR11, Class 1A1
2.615%(c)	06/25/35		236	237,556
Series 2006-AR2, Class 2A1
2.633%(c)	03/25/36		640	640,561
Series 2006-AR2, Class 2A3
2.614%(c)	03/25/36		457	457,806
Series 2006-AR6, Class 3A1
2.613%(c)	03/25/36		295	287,723
Series 2006-AR8, Class 3A1
2.616%(c)	04/25/36		182	174,994
Series 2006-AR10, Class 5A6
2.612%(c)	07/25/36		354	345,731

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $101,190,532)				113,345,371

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
Federal Home Loan Bank
0.065%	07/11/14		10,700	10,699,807
0.070%	08/13/14		6,800	6,799,677
Federal Home Loan Mortgage Corp.
2.250%(c)	03/01/35		15	14,591
2.500%	10/02/19		2,300	2,311,334
4.500%	09/01/41		695	752,822
5.500%	10/01/36		28	31,074
Federal National Mortgage Assoc.
1.326%(c)	11/01/42-07/01/44		222	228,840
1.625%	11/27/18		8,100	8,143,359
1.875%	09/18/18	(k)	8,000	8,131,408
2.157%(c)	06/01/35		53	53,173
2.393%(c)	09/01/19		1	980
3.500%	TBA		39,000	41,333,908
4.000%	08/01/41		252	268,130
4.295%	06/01/21		2,961	3,273,661
4.500%	03/01/25-11/01/25		244	259,352
4.500%	TBA		48,000	51,982,512
4.500%	TBA		13,000	14,046,604
5.000%	04/01/30		575	639,803
5.500%	12/01/36		38	42,888
6.000%	06/01/38		295	333,483
Government National Mortgage Assoc.
4.000%	10/15/40-11/15/43		18,598	19,900,253
4.000%	TBA		34,000	36,316,250
4.500%	06/15/40-03/15/41		4,810	5,277,378
Overseas Private Investment Corp., Gov’t. Gtd. Notes
4.140%	05/15/30		980	1,061,242

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $210,159,791)				211,902,529

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Bonds
2.750%	08/15/42	(h)(k)	600	$536,625
3.125%	11/15/41	(k)	3,900	3,779,342
3.375%	05/15/44		6,900	6,946,361
3.625%	08/15/43	(h)	3,100	3,274,375
3.750%	11/15/43		7,300	7,884,000
U.S. Treasury Floating Rate Note
0.094%(c)	04/30/16	(h)(k)	33,800	33,808,788
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-07/15/22		193,750	203,961,141
0.125%	01/15/23	(h)(k)	78,900	80,748,573
0.125%	04/15/18	(k)	52,100	55,187,883
0.375%	07/15/23	(h)(k)	27,100	28,138,889
0.500%	04/15/15		2,700	2,996,026
0.625%	07/15/21-02/15/43		73,850	78,217,694
0.750%	02/15/42		1,800	1,777,517
1.125%	01/15/21		18,700	21,949,897
1.250%	07/15/20		30,400	36,210,443
1.375%	01/15/20-02/15/44	(h)	38,800	44,534,333
1.625%	01/15/15	(h)(k)	3,400	4,290,144
1.750%	01/15/28		5,800	7,555,309
1.875%	07/15/15		7,400	9,366,359
1.875%	07/15/19	(k)	200	249,932
2.000%	01/15/26		15,000	21,107,271
2.000%	07/15/14	(k)	200	251,984
2.010%	01/15/16	(h)	8,700	10,954,762
2.125%	01/15/19-02/15/40		9,300	12,156,535
2.375%	01/15/25-01/15/27		51,300	75,682,449
2.500%	01/15/29		9,900	13,791,083
3.375%	04/15/32		600	1,157,038
3.625%	04/15/28		3,150	6,483,494
3.875%	04/15/29	(k)	16,100	33,937,770
U.S. Treasury Notes
2.000%	05/31/21		35,100	34,836,750
2.500%	05/15/24		3,000	2,995,782

TOTAL U.S. TREASURY OBLIGATIONS (cost $839,021,677)				844,768,549

TOTAL LONG-TERM INVESTMENTS (cost $7,149,450,085)				8,333,673,071

			Shares
SHORT-TERM INVESTMENTS — 17.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 11.4%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,022,259,671; includes $425,709,902 of cash collateral for securities on loan)(b)(w)(Note 4)			1,022,259,671	1,022,259,671

			Principal Amount (000)#
REPURCHASE AGREEMENTS(m) — 3.3%
Barclays Capital, Inc., 0.090%, dated 06/27/14, due 07/03/14 in the amount of $80,001,200			80,000	80,000,000

		Principal Amount (000)#	Value (Note 2)
REPURCHASE AGREEMENTS(m) (continued)
Barclays Capital, Inc., 0.130%, dated 06/30/14, due 07/01/14 in the amount of $16,000,058		16,000	$16,000,000
Credit Suisse Securities (USA) LLC, 0.150%, dated 06/30/14, due 07/01/14 in the amount of $76,500,319		76,500	76,500,000
Goldman Sachs & Co., 0.200%, dated 06/30/14, due 07/01/14 in the amount of $3,300,018		3,300	3,300,000
JPMorgan Securities LLC, 0.140%, dated 06/30/14, due 07/01/14 in the amount of $20,200,079		20,200	20,200,000
JPMorgan Securities LLC, 0.140%, dated 06/30/14, due 07/01/14 in the amount of $56,100,218		56,100	56,100,000
JPMorgan Securities LLC, 0.200%, dated 06/30/14, due 07/01/14 in the amount of $4,000,022		4,000	4,000,000
Morgan Stanley & Co. LLC, 0.150%, dated 06/30/14, due 07/01/14 in the amount of $15,700,065		15,700	15,700,000
Morgan Stanley & Co. LLC, 0.150%, dated 06/30/14, due 07/01/14 in the amount of $22,000,092		22,000	22,000,000

TOTAL REPURCHASE AGREEMENTS (cost $293,800,000)			293,800,000

COMMERCIAL PAPER(n) — 0.9%
Edision International
0.007%	07/01/14	8,600	8,600,000
Entergy Corp.
0.930%	09/03/14	4,900	4,895,992
0.950%	07/10/14	1,100	1,099,870
0.950%	08/05/14	4,400	4,398,039
Ford Motor Credit Co. LLC,
0.720%	03/03/15	100	99,546
Glencore Fund
0.580%	08/19/14	4,100	4,098,406
0.650%	10/16/14	400	399,626
0.694%	10/07/14	8,800	8,792,595
Holcim US Finance
0.391%	08/01/14	8,600	8,597,885
Mohawk Industries
0.070%	07/07/14	4,400	4,399,664
NiSource Finance Corp.
0.610%	07/23/14	5,500	5,497,950
0.610%	07/28/14	4,000	3,998,170
Noble Corp.
0.419%	07/18/14	3,400	3,399,541
0.427%	07/02/14	1,100	1,099,991
0.440%	07/02/14	7,900	7,899,937
Thermo Fisher Scientific, Inc.
0.006%	07/02/14	4,100	4,099,946
Vodafone Group PLC
0.510%	06/01/15	4,500	4,479,252
0.550%	04/01/15	7,800	7,771,340

TOTAL COMMERCIAL PAPER (cost $83,604,304)			83,627,750

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CERTIFICATES OF DEPOSIT(n) — 0.6%
Banco Bilbao Vizcaya Argentaria (Spain)
0.976%	10/23/15			7,500	$7,498,035
1.075%	05/16/16			3,250	3,248,742
Bank of Nova Scotia (Canada)
1.276%	02/10/15			6,700	6,231,524
Barclays Bank (United Kingdom)
0.531%	05/01/15			12,000	11,997,024
China Construction Bank Corp. (Switzerland)
0.900%	07/28/14	(g)		8,800	8,794,073
Credit Suisse (Switzerland)
0.465%	03/17/15			600	599,911
Intesa Sanpaolo SpA (Italy)
1.608%	04/11/16			4,700	4,743,658
1.650%	04/07/15			8,000	8,040,072
Itau Unibanco
1.151%	06/04/15			2,500	2,499,523

TOTAL CERTIFICATES OF DEPOSIT (cost $53,446,974)					53,652,562

FOREIGN TREASURY OBLIGATIONS(n) — 0.5%
Hellenic Republic Treasury Bills
1.796%	09/19/14		EUR	2,100	2,863,617
2.134%	08/18/14		EUR	700	956,274
2.525%	07/18/14		EUR	1,300	1,778,778
3.100%	10/10/14		EUR	2,700	3,677,583
Mexico Cetes
3.530%	09/04/14		MXN	2,660,000	20,394,871
3.760%	07/10/14		MXN	1,730,000	13,324,207

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $42,530,554)					42,995,330

U.S. TREASURY OBLIGATIONS(n) — 0.3%
U.S. Treasury Bills
0.023%	07/17/14	(h)(k)		23	23,000
0.023%	09/18/14	(k)		350	349,985
0.025%	09/18/14	(k)		18,800	18,799,173
0.028%	07/17/14	(k)		360	359,996
0.029%	07/24/14	(h)		58	57,999
0.030%	08/14/14	(h)(k)		681	680,979
0.038%	10/23/14	(h)		113	112,987
0.040%	12/18/14	(h)		900	899,788
0.045%	11/13/14	(k)		100	99,981
0.050%	10/16/14	(h)		202	201,975
0.060%	12/26/14	(h)		81	80,974
0.063%	12/04/14	(h)		260	259,944
0.066%	12/11/14	(h)		280	279,937
0.070%	09/04/14	(h)		98	97,997
0.090%	03/05/15	(h)		215	214,915
0.092%	03/05/15			427	426,831
0.112%	03/05/15			24	23,991

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,970,066)					22,970,452

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.2%
Federal National Mortgage Assoc.
0.060%	10/01/14			9,000	8,998,848

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) (continued)
0.070%	10/15/14		3,800	$3,799,441

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,797,837)				12,798,289

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
WTI Crude Futures,
expiring 11/17/15, Strike Price $150.00			25	3,500

Put Options
Interest Rate Swap Options,
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, expiring 11/10/14	Goldman Sachs & Co.	EUR	9,300	16,430
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America		5,000	299,721
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets		3,300	197,816
WTI Crude,
expiring 11/17/14, Strike Price $85.00			1	240

				514,207

TOTAL OPTIONS PURCHASED (cost $964,692)				517,707

TOTAL SHORT-TERM INVESTMENTS (cost $1,532,374,098)				1,532,621,761

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTIONS WRITTEN — 110.4% (cost $8,681,824,183)				9,866,294,832

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (1.1)%
U.S. GOVERNMENT AGENCY OBLIGATIONS — (1.0)%
3.500%	TBA		5,000	(5,146,875)
4.000%	TBA		38,000	(40,327,500)
4.500%	TBA		39,000	(42,139,812)
5.500%	TBA		2,000	(2,239,130)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $89,446,565)				(89,853,317)

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
U.S. TREASURY OBLIGATION — (0.1)%
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/19		4,900	$(5,104,200)

(proceeds received $5,105,387)
TOTAL SECURITIES SOLD SHORT (proceeds received $94,551,952)				(94,957,517)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
90 Day Euro Euribor,
expiring 12/15/14, Strike Price $99.50		EUR	92,000	(107,867)
10 Year Euro-Bund,
expiring 07/25/14, Strike Price $148.00		EUR	3,700	(12,159)
expiring 07/25/14, Strike Price $147.50		EUR	5,200	(27,769)
Brent Crude Futures,
expiring 08/11/14, Strike Price $119.00			3	(1,470)
expiring 11/10/15, Strike Price $160.00			25	(7,500)
Coffee C Futures,
expiring 08/08/14, Strike Price $210.00			150	(3,450)
expiring 08/08/14, Strike Price $210.00			75	(1,725)
Currency option USD vs BRL,
expiring 03/09/15, @ FX Rate 2.54	Citigroup Global Markets		1,100	(20,665)
expiring 03/11/15, @ FX Rate 2.60	Citigroup Global Markets		3,100	(47,516)
expiring 05/29/15, @ FX Rate 2.65	Goldman Sachs & Co.		9,200	(202,646)
expiring 06/08/15, @ FX Rate 2.65	Goldman Sachs & Co.		9,300	(215,167)
expiring 06/08/15, @ FX Rate 2.65	Morgan Stanley		9,300	(215,167)
expiring 06/10/15, @ FX Rate 2.64	Bank of America		3,200	(77,037)
Currency option USD vs INR,
expiring 07/25/14, @ FX Rate 60.40	Citigroup Global Markets		800	(4,576)
expiring 07/31/14, @ FX Rate 60.60	UBS AG		9,200	(54,395)
expiring 08/14/14, Strike Price $61.30	Citigroup Global Markets		2,300	(11,593)
expiring 08/14/14, @ FX Rate 61.30	Morgan Stanley Credit Suisse		7,100	(35,788)
expiring 08/21/14, @ FX Rate 60.00	First Boston Corp.		1,600	(24,145)
expiring 08/21/14, @ FX Rate 60.00	Hong Kong & Shanghai Bank		2,100	(31,691)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Call Options (continued)
Interest Rate Swap Options,
Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14	Morgan Stanley	7,500		$(3,029)
Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14	JPMorgan Chase	6,600		(2,666)
Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14	Royal Bank of Scotland Group PLC	3,000		(1,212)
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, expiring 09/02/14	Morgan Stanley	2,400		(6,783)
Pay a fixed rate of 2.60% and receive a floating rate based on 3-month LIBOR, expiring 09/02/14	Royal Bank of Scotland Group PLC	14,000		(78,868)
Pay a fixed rate of 2.55% and receive a floating rate based on 3-month LIBOR, expiring 09/02/14	Morgan Stanley	2,500		(10,149)
Pay a fixed rate of 2.55% and receive a floating rate based on 3-month LIBOR, expiring 09/02/14	Royal Bank of Scotland Group PLC	2,500		(10,149)
Pay a fixed rate of 1.56% and receive a floating rate based on 3-month LIBOR, expiring 09/02/14	JPMorgan Chase	9,100		(8,809)
LME Nickel Futures,
expiring 07/02/14, Strike Price $21,750.00		—	(r)	—
expiring 07/02/14, Strike Price $21,750.00		—	(r)	—
expiring 07/02/14, Strike Price $21,750.00		—	(r)	—
WTI -Brent ICSO,
expiring 11/12/14, Strike Price $2.00		3		(1,410)
expiring 07/15/14, Strike Price $5.00		6		(1,740)
expiring 08/13/14, Strike Price $6.00		6		(5,760)

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Call Options (continued)
expiring 11/12/14, Strike Price $5.00			8	$(8,000)
expiring 11/12/14, Strike Price $6.00			14	(17,920)

				(1,258,821)

Put Options
90 Day Euro Euribor,
expiring 12/15/14, Strike Price $99.50		EUR	92,000	(787)
5 Year iTraxx.O EU.21,
expiring 09/17/14, Strike Price $1.10	JPMorgan Chase	EUR	1,000	(416)
expiring 09/17/14, Strike Price $0.95	Goldman Sachs & Co.	EUR	1,200	(908)
expiring 09/17/14, Strike Price $1.10	Goldman Sachs & Co.	EUR	900	(374)
expiring 09/17/14, Strike Price $1.10	BNP Paribas	EUR	2,300	(956)
expiring 09/17/14, Strike Price $0.95	Citigroup Global Markets	EUR	2,500	(1,893)
expiring 09/17/14, Strike Price $1.00	Citigroup Global Markets	EUR	600	(364)
expiring 09/17/14, Strike Price $0.95	JPMorgan Chase Credit Suisse	EUR	2,300	(1,741)
expiring 07/16/14, Strike Price $0.75	First Boston Corp.	EUR	1,100	(279)
Brent Crude Futures,
expiring 11/10/14, Strike Price $95.00			1	(310)
Coffee C Futures,
expiring 08/08/14, Strike Price $150.00			150	(1,215)
expiring 08/08/14, Strike Price $150.00			75	(609)
Currency option USD vs JPY,
expiring 02/18/16, @ FX Rate 91.00	Goldman Sachs & Co.		4,500	(64,510)
expiring 02/18/19, @ FX Rate 80.00	Bank of America		400	(16,262)
Currency option USD vs ZAR,
expiring 07/21/14, @ FX Rate 10.53	Citigroup Global Markets		2,000	(7,665)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 01/22/18, Strike Price $ —	Deutsche Bank AG		700	(2,154)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		4,200	(2,747)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		700	(453)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		400	(259)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank AG		800	(379)
expiring 05/16/24, Strike Price $4.00	JPMorgan Chase		600	(3,997)
Interest Rate Swap Options,

	Counterparty	Notional Amount (000)#			Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, expiring 07/28/14	Morgan Stanley		300		$—
Receive a fixed rate of 3.10% and pay a floating rate based on 3-month LIBOR, expiring 09/02/14	Morgan Stanley		2,400		(1,714)
Receive a fixed rate of 1.86% and pay a floating rate based on 3-month LIBOR, expiring 09/02/14	JPMorgan Chase		9,100		(34,373)
Receive a fixed rate of 3.03% and pay a floating rate based on 3-month LIBOR, expiring 09/02/14	Royal Bank of Scotland Group PLC		19,000		(21,956)
Receive a fixed rate of 1.24% and pay a floating rate based on 3-month LIBOR, expiring 11/10/14	Goldman Sachs & Co.	EUR	18,600		(10,605)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Royal Bank of Scotland Group PLC		20,200		(305,988)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America		21,000		(318,106)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets		13,900		(210,556)
Platinum Gold Futures,
expiring 10/01/14, Strike Price $ —			1		(216)
expiring 10/02/14, Strike Price $ —			—	(r)	(45)
WTI -Brent ICSO,
expiring 11/12/14, Strike Price $18.00			3		(480)
expiring 07/15/14, Strike Price $9.00			6		(1,740)
expiring 08/13/14, Strike Price $12.00			6		(1,440)
expiring 11/12/14, Strike Price $14.00			8		(4,800)

					(1,020,297)

TOTAL OPTIONS WRITTEN (premiums received $3,739,099)					(2,279,118)

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 109.3% (cost $8,583,533,132)	$9,769,058,197
Liabilities in excess of other assets(x) — (9.3)%	(829,148,059)

NET ASSETS — 100.0%	$8,939,910,138

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
bps	Basis Points
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange Traded Fund
Euribor	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRC	Financial Reporting Council
GOLDLNPM	London Gold Market Fixing
iBoxx	Bond Market Indices
IO	Interest Only
iTraxx	International Credit Derivative Index
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MBS	Mortgage-Backed Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
N/A	Not Applicable
NCUA	National Credit Union Administration
NSA	Non-Seasonally Adjusted
NYSE	New York Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduits
SDR	Swedish Depositary Receipts
SFH	Single Family Housing
SILVERLND	London Silver Market Fixing
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
ULSD	Ultra Low Sulfur Diesel
WTI	West Texas Intermediate

XTSE	Toronto Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $416,552,588; cash collateral of $425,709,902 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by FHLMC (coupon rate 5.500%, maturity date 05/01/40), FNMA (coupon rate 1.670%, maturity date 12/17/18), and U.S. Treasury Securities (coupon rates 0.375%- 3.625%, maturity dates 03/31/16-02/15/42) with the aggregate value, including accrued interest, of $299,861,140. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreement held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,398	90 Day Euro Dollar	Sep. 2014	$348,442,072	$348,661,200	$219,128
422	90 Day Euro Dollar	Dec. 2014	105,066,523	105,209,875	143,352
423	90 Day Euro Dollar	Sep. 2015	104,969,230	104,999,175	29,945
3,195	90 Day Euro Dollar	Dec. 2015	790,679,567	791,281,688	602,121
930	90 Day Euro Dollar	Mar. 2016	229,622,305	229,768,125	145,820
80	90 Day Euro Dollar	Jun. 2016	19,715,979	19,712,000	(3,979)
30	90 Day Euro Dollar	Sep. 2016	7,378,926	7,371,375	(7,551)
100	90 Day Euro Euribor	Sep. 2014	34,131,521	34,172,600	41,079
71	90 Day Euro Euribor	Dec. 2014	24,223,658	24,266,192	42,534
327	90 Day Sterling	Sep. 2014	69,457,853	69,494,915	37,062
196	2 Year U.S. Treasury Notes	Sep. 2014	43,061,672	43,040,375	(21,297)
78	5 Year Euro-Bobl	Sep. 2014	13,628,906	13,684,979	56,073
236	5 Year U.S. Treasury Notes	Sep. 2014	28,247,360	28,192,781	(54,579)
2,228	10 Year U.S. Treasury Notes	Sep. 2014	278,735,341	278,882,937	147,596
239	20 Year U.S. Treasury Bonds	Sep. 2014	32,647,302	32,787,813	140,511
266	Euro-BTP Italian Government Bond	Sep. 2014	45,020,581	45,959,030	938,449
21	Euro-OAT	Sep. 2014	3,982,610	4,040,983	58,373
958	Mini MSCI EAFE Index	Sep. 2014	93,777,590	94,310,310	532,720
182	Russell 2000 Mini Index	Sep. 2014	21,061,005	21,663,460	602,455
78	S&P 500 E-Mini	Sep. 2014	7,526,512	7,614,360	87,848
483	S&P 500 Index	Sep. 2014	232,848,263	235,752,300	2,904,037

					6,641,697

Short Positions:
159	90 Day Sterling	Sep. 2015	33,541,103	33,479,878	61,225
134	3 Year Australian Treasury Bonds	Sep. 2014	36,968,757	37,046,802	(78,045)
99	5 Year U.S. Treasury Notes	Sep. 2014	11,830,500	11,826,633	3,867
146	10 Year Australian Treasury Bonds	Sep. 2014	120,893,899	121,231,420	(337,521)
244	10 Year Canadian Government Bonds	Sep. 2014	30,814,807	31,094,251	(279,444)
4	10 Year Euro-Bund	Sep. 2014	797,152	805,203	(8,051)
68	10 Year U.K. Gilt	Sep. 2014	12,783,167	12,791,895	(8,728)
578	10 Year U.S. Treasury Notes	Sep. 2014	71,951,048	72,349,344	(398,296)

					(1,044,993)

					$5,596,704

Commodity futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
46	Brent Crude	Aug. 2014	$5,259,176	$5,168,560	$(90,616)
17	Brent Crude	Dec. 2015	1,725,820	1,793,500	67,680
34	Canadian Canola	Nov. 2014	295,445	291,424	(4,021)
44	Cocoa	Dec. 2014	1,450,609	1,452,560	1,951
109	Corn	Dec. 2014	2,605,464	2,317,613	(287,851)
1	European Gasoil Crack Spread Swap	Jul. 2014	15,810	10,960	(4,850)
1	European Gasoil Crack Spread Swap	Aug. 2014	15,810	11,811	(3,999)
1	European Gasoil Crack Spread Swap	Sep. 2014	15,810	12,609	(3,201)
1	European Gasoil Crack Spread Swap	Oct. 2014	15,620	13,216	(2,404)
1	European Gasoil Crack Spread Swap	Nov. 2014	15,620	13,607	(2,013)
1	European Gasoil Crack Spread Swap	Dec. 2014	15,620	13,814	(1,806)
47	Gold 100 OZ	Aug. 2014	5,994,726	6,213,400	218,674
11	Henry Hub Natural Gas Swap	Jan. 2016	115,400	121,770	6,370
11	Henry Hub Natural Gas Swap	Feb. 2016	115,400	121,247	5,847
11	Henry Hub Natural Gas Swap	Mar. 2016	115,400	119,625	4,225
11	Henry Hub Natural Gas Swap	Apr. 2016	115,400	112,750	(2,650)
11	Henry Hub Natural Gas Swap	May 2016	115,400	113,053	(2,347)

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Commodity futures contracts open at June 30, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions (continued)
11	Henry Hub Natural Gas Swap	Jun. 2016	$115,400	$113,850	$(1,550)
11	Henry Hub Natural Gas Swap	Jul. 2016	115,400	114,565	(835)
11	Henry Hub Natural Gas Swap	Aug. 2016	115,400	114,785	(615)
11	Henry Hub Natural Gas Swap	Sep. 2016	115,400	114,537	(863)
11	Henry Hub Natural Gas Swap	Oct. 2016	115,400	115,143	(257)
11	Henry Hub Natural Gas Swap	Nov. 2016	115,400	117,205	1,805
11	Henry Hub Natural Gas Swap	Dec. 2016	115,400	121,853	6,453
2	LLS (Argus) vs. WTI Spread Calendar Swap	Jan. 2015	5,800	5,860	60
2	LLS (Argus) vs. WTI Spread Calendar Swap	Feb. 2015	5,800	5,800	—
2	LLS (Argus) vs. WTI Spread Calendar Swap	Mar. 2015	5,800	5,780	(20)
2	LLS (Argus) vs. WTI Spread Calendar Swap	Apr. 2015	5,800	5,780	(20)
2	LLS (Argus) vs. WTI Spread Calendar Swap	May 2015	5,800	5,760	(40)
2	LLS (Argus) vs. WTI Spread Calendar Swap	Jun. 2015	5,800	5,700	(100)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Jul. 2015	3,050	2,880	(170)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Aug. 2015	3,050	2,880	(170)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Sep. 2015	3,050	2,880	(170)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2015	3,050	2,900	(150)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2015	3,050	2,880	(170)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2015	3,050	2,820	(230)
38	Mill Wheat	Mar. 2015	542,945	487,163	(55,782)
57	Natural Gas	Oct. 2014	2,529,846	2,527,380	(2,466)
160	Natural Gas	Dec. 2014	7,126,390	7,251,200	124,810
39	Natural Gas	May 2015	1,554,024	1,576,770	22,746
39	Natural Gas	Aug. 2015	1,640,740	1,598,610	(42,130)
17	Natural Gas	Mar. 2016	757,818	739,500	(18,318)
13	No. 2 Soft Red Winter Wheat	Sep. 2014	385,344	375,375	(9,969)
4	NY Harbor ULSD	Sep. 2014	486,107	501,564	15,457
9	NY Harbor ULSD	Dec. 2014	1,098,459	1,137,440	38,981
20	Red Spring Wheat	Dec. 2014	707,603	687,000	(20,603)
10	Soybean Meal	Sep. 2014	416,107	392,600	(23,507)
36	White Sugar	Oct. 2014	872,174	860,220	(11,954)
29	WTI Crude	Mar. 2015	2,824,477	2,896,230	71,753
160	WTI Crude	Jun. 2015	14,707,562	15,638,400	930,838
55	WTI Crude	Sep. 2015	4,892,573	5,272,850	380,277
48	WTI Crude	Dec. 2015	4,360,365	4,541,760	181,395
10	WTI Crude	Mar. 2016	915,268	930,100	14,832
27	WTI Light Sweet Crude Oil	Mar. 2015	2,476,655	2,696,490	219,835

					1,718,142

Short Positions:
46	Brent Crude	Sep. 2014	5,237,249	5,155,220	82,029
27	Brent Crude	Mar. 2015	2,817,625	2,953,800	(136,175)
17	Brent Crude	Dec. 2016	1,661,009	1,728,390	(67,381)
44	Cocoa	Sep. 2014	1,462,076	1,466,868	(4,792)
55	Corn	Sep. 2014	1,195,546	1,151,563	43,983
4	Gasoline RBOB	Sep. 2014	479,907	504,924	(25,017)
9	Gasoline RBOB	Dec. 2014	998,419	1,041,352	(42,933)
13	Hard Red Winter Wheat	Sep. 2014	466,682	455,163	11,519
18	Hard Red Winter Wheat	Dec. 2014	658,343	635,850	22,493
217	Natural Gas	Sep. 2014	9,987,298	9,634,800	352,498
4	Natural Gas	Jan. 2015	187,828	183,480	4,348
18	Natural Gas	Mar. 2015	822,731	803,520	19,211
17	Natural Gas	Apr. 2015	699,757	692,070	7,687
39	Natural Gas	Oct. 2015	1,649,100	1,600,560	48,540
17	Natural Gas	Apr. 2016	710,302	697,000	13,302
2	No. 2 Soft Red Winter Wheat	Dec. 2014	62,525	59,825	2,700
23	No. 2 Soft Red Winter Wheat	Mar. 2015	829,442	712,137	117,305
1	Rotterdam 3.5% Fuel Oil Crack Swap	Jul. 2014	15,450	19,456	(4,006)
1	Rotterdam 3.5% Fuel Oil Crack Swap	Aug. 2014	15,450	19,291	(3,841)

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Commodity futures contracts open at June 30, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Short Positions (continued)
1	Rotterdam 3.5% Fuel Oil Crack Swap	Sep. 2014	$15,450	$19,255	$(3,805)
1	Rotterdam 3.5% Fuel Oil Crack Swap	Oct. 2014	14,450	19,147	(4,697)
1	Rotterdam 3.5% Fuel Oil Crack Swap	Nov. 2014	14,450	18,943	(4,493)
1	Rotterdam 3.5% Fuel Oil Crack Swap	Dec. 2014	14,450	18,814	(4,364)
10	Soybean	Aug. 2014	681,179	664,875	16,304
25	Soybean	Nov. 2014	1,546,550	1,446,563	99,987
10	Soybean Meal	Aug. 2014	446,220	430,700	15,520
36	Sugar #11 (World)	Oct. 2014	738,289	726,163	12,126
123	WTI Crude	Sep. 2014	12,282,933	12,881,790	(598,857)
81	WTI Crude	Dec. 2014	8,144,309	8,276,580	(132,271)

					(163,080)

					$1,555,062

(1)	Cash of $2,013,000 and FNMA and U.S. Treasury Securities with an aggregate market value of $26,963,210 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts as of June 30, 2014.

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/02/14	Deutsche Bank AG	AUD	42,611	$40,192,594	$40,173,712	$(18,882)
Expiring 07/02/14	Deutsche Bank AG	AUD	11,916	11,234,262	11,234,392	130
Expiring 08/05/14	BNP Paribas	AUD	2,159	2,026,226	2,030,097	3,871
Expiring 08/05/14	Deutsche Bank AG	AUD	1,001	941,892	941,235	(657)
Expiring 08/05/14	JPMorgan Chase	AUD	2,193	2,055,354	2,062,066	6,712
Brazilian Real,
Expiring 07/02/14	Barclays Capital Group	BRL	25,678	11,383,401	11,614,376	230,975
Expiring 07/02/14	Barclays Capital Group	BRL	19,409	8,589,951	8,778,815	188,864
Expiring 07/02/14	Citigroup Global Markets	BRL	20,823	9,304,527	9,418,199	113,672
Expiring 07/02/14	Credit Suisse First Boston Corp.	BRL	20,984	9,527,435	9,491,280	(36,155)
Expiring 07/02/14	Credit Suisse First Boston Corp.	BRL	3,702	1,654,269	1,674,666	20,397
Expiring 07/02/14	Goldman Sachs & Co.	BRL	10,091	4,464,000	4,564,167	100,167
Expiring 07/02/14	Goldman Sachs & Co.	BRL	1,160	517,000	524,859	7,859
Expiring 07/02/14	Goldman Sachs & Co.	BRL	616	275,000	278,807	3,807
Expiring 07/02/14	JPMorgan Chase	BRL	4,072	1,848,600	1,841,585	(7,015)
Expiring 07/02/14	JPMorgan Chase	BRL	3,830	1,738,952	1,732,353	(6,599)
Expiring 07/02/14	JPMorgan Chase	BRL	494	220,000	223,593	3,593
Expiring 07/02/14	JPMorgan Chase	BRL	449	200,000	203,244	3,244
Expiring 07/02/14	Morgan Stanley	BRL	5,045	2,290,777	2,282,084	(8,693)
Expiring 07/02/14	UBS AG	BRL	40,842	18,543,239	18,472,870	(70,369)
Expiring 07/02/14	UBS AG	BRL	3,830	1,701,334	1,732,354	31,020
Expiring 07/02/14	UBS AG	BRL	449	204,018	203,244	(774)
Expiring 08/04/14	JPMorgan Chase	BRL	4,072	1,802,325	1,823,038	20,713
Expiring 08/04/14	JPMorgan Chase	BRL	3,830	1,695,422	1,714,906	19,484
Expiring 08/04/14	UBS AG	BRL	944	417,470	422,539	5,069
British Pound,
Expiring 07/02/14	Deutsche Bank AG	GBP	20,088	34,139,556	34,377,858	238,302
Expiring 07/02/14	JPMorgan Chase	GBP	6,160	10,449,559	10,541,996	92,437
Expiring 08/05/14	Barclays Capital Group	GBP	3,043	5,185,682	5,206,220	20,538
Expiring 08/05/14	Goldman Sachs & Co.	GBP	8,310	14,147,019	14,217,445	70,426
Canadian Dollar,
Expiring 09/18/14	Barclays Capital Group	CAD	53	48,728	49,570	842
Chinese Yuan,
Expiring 07/23/14	Barclays Capital Group	CNY	16,640	2,678,714	2,675,290	(3,424)
Expiring 07/23/14	Citigroup Global Markets	CNY	14,263	2,295,856	2,293,106	(2,750)
Expiring 07/23/14	UBS AG	CNY	16,640	2,677,852	2,675,290	(2,562)
Expiring 07/23/14	UBS AG	CNY	3,176	511,145	510,656	(489)

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (continued),
Expiring 09/08/15	Barclays Capital Group	CNY	2,210	$360,000	$351,635	$(8,365)
Expiring 09/08/15	Barclays Capital Group	CNY	762	125,966	121,206	(4,760)
Expiring 09/08/15	Citigroup Global Markets	CNY	7,911	1,311,248	1,258,565	(52,683)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,520	581,818	559,969	(21,849)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,472	239,000	234,207	(4,793)
Expiring 09/08/15	Morgan Stanley	CNY	1,046	170,000	166,320	(3,680)
Expiring 09/08/15	Morgan Stanley	CNY	739	120,000	117,498	(2,502)
Danish Krone,
Expiring 07/01/14	Deutsche Bank AG	DKK	148,485	27,106,438	27,270,884	164,446
Expiring 08/13/14	Barclays Capital Group	DKK	130,255	24,318,955	23,928,781	(390,174)
Euro,
Expiring 07/02/14	Barclays Capital Group	EUR	2,206	2,990,895	3,020,700	29,805
Expiring 07/02/14	Barclays Capital Group	EUR	1,668	2,260,127	2,284,011	23,884
Expiring 07/02/14	BNP Paribas	EUR	863	1,169,955	1,181,715	11,760
Expiring 07/02/14	Credit Suisse First Boston Corp.	EUR	164,767	224,758,944	225,617,511	858,567
Expiring 07/02/14	Credit Suisse First Boston Corp.	EUR	76,859	104,843,362	105,243,858	400,496
Expiring 07/02/14	Credit Suisse First Boston Corp.	EUR	2,274	3,077,859	3,113,813	35,954
Expiring 07/02/14	Credit Suisse First Boston Corp.	EUR	909	1,233,968	1,244,704	10,736
Expiring 07/02/14	Deutsche Bank AG	EUR	54,922	74,644,490	75,205,287	560,797
Expiring 07/02/14	Deutsche Bank AG	EUR	51,464	69,944,722	70,470,210	525,488
Expiring 07/02/14	Deutsche Bank AG	EUR	3,352	4,545,312	4,589,930	44,618
Expiring 07/02/14	Deutsche Bank AG	EUR	2,606	3,549,111	3,568,424	19,313
Expiring 07/02/14	Goldman Sachs & Co.	EUR	753	1,027,546	1,031,091	3,545
Expiring 07/02/14	JPMorgan Chase	EUR	9,315	12,606,423	12,755,130	148,707
Expiring 07/02/14	JPMorgan Chase	EUR	1,790	2,428,325	2,451,066	22,741
Expiring 07/02/14	JPMorgan Chase	EUR	958	1,304,337	1,311,800	7,463
Expiring 07/30/14	Goldman Sachs & Co.	EUR	2,908	4,023,919	3,982,342	(41,577)
Expiring 07/30/14	Goldman Sachs & Co.	EUR	179	248,435	245,746	(2,689)
Indian Rupee,
Expiring 07/23/14	Barclays Capital Group	INR	201,776	3,424,000	3,334,957	(89,043)
Expiring 07/23/14	Barclays Capital Group	INR	97,644	1,648,000	1,613,859	(34,141)
Expiring 07/23/14	Barclays Capital Group	INR	49,610	839,000	819,955	(19,045)
Expiring 07/23/14	Deutsche Bank AG	INR	210,483	3,506,000	3,478,857	(27,143)
Expiring 07/23/14	Goldman Sachs & Co.	INR	222,470	3,739,000	3,676,991	(62,009)
Expiring 07/23/14	Goldman Sachs & Co.	INR	63,304	1,052,000	1,046,290	(5,710)
Expiring 07/23/14	JPMorgan Chase	INR	192,332	3,199,000	3,178,860	(20,140)
Expiring 07/23/14	JPMorgan Chase	INR	175,656	2,918,000	2,903,241	(14,759)
Expiring 07/23/14	JPMorgan Chase	INR	139,171	2,317,000	2,300,211	(16,789)
Expiring 07/23/14	JPMorgan Chase	INR	115,813	1,953,000	1,914,155	(38,845)
Expiring 07/23/14	JPMorgan Chase	INR	72,724	1,227,000	1,201,987	(25,013)
Expiring 07/23/14	JPMorgan Chase	INR	25,804	435,000	426,492	(8,508)
Expiring 07/23/14	JPMorgan Chase	INR	22,560	375,000	372,871	(2,129)
Expiring 07/23/14	Societe Generale	INR	350,155	5,833,000	5,787,359	(45,641)
Expiring 07/30/14	Barclays Capital Group	INR	14,246	240,000	235,041	(4,959)
Expiring 08/04/14	JPMorgan Chase	INR	164,082	2,760,000	2,704,017	(55,983)
Expiring 08/20/14	JPMorgan Chase	INR	51,530	863,000	846,144	(16,856)
Japanese Yen,
Expiring 07/02/14	JPMorgan Chase	JPY	7,429,698	73,156,831	73,341,096	184,265
Expiring 07/02/14	JPMorgan Chase	JPY	794,900	7,827,016	7,846,730	19,714
Expiring 07/02/14	JPMorgan Chase	JPY	184,100	1,812,748	1,817,314	4,566
Mexican Peso,
Expiring 07/23/14	Barclays Capital Group	MXN	49,813	3,818,639	3,832,801	14,162
Expiring 07/23/14	UBS AG	MXN	14,727	1,121,186	1,133,151	11,965
Expiring 08/25/14	Goldman Sachs & Co.	MXN	40,141	3,047,317	3,081,817	34,500
Expiring 09/23/14	Goldman Sachs & Co.	MXN	41,949	3,216,587	3,214,447	(2,140)
Expiring 09/23/14	Goldman Sachs & Co.	MXN	27,226	2,087,618	2,086,229	(1,389)
Expiring 09/23/14	Goldman Sachs & Co.	MXN	18,056	1,382,146	1,383,556	1,410
New Zealand Dollar,
Expiring 07/02/14	Deutsche Bank AG	NZD	22,581	19,656,873	19,766,849	109,976

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone,
Expiring 08/13/14	UBS AG	NOK	26,225	$4,393,432	$4,268,075	$(125,357)
Polish Zloty,
Expiring 07/30/14	BNP Paribas	PLN	1,032	338,969	338,961	(8)
Expiring 07/30/14	BNP Paribas	PLN	1,032	338,969	338,961	(8)
Expiring 07/30/14	BNP Paribas	PLN	1,032	338,969	338,961	(8)
Expiring 07/30/14	Hong Kong & Shanghai Bank	PLN	5,430	1,787,630	1,784,300	(3,330)
Expiring 07/30/14	JPMorgan Chase	PLN	30,911	10,151,413	10,156,616	5,203

				$944,757,657	$947,883,466	$3,125,809

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/02/14	Barclays Capital Group	AUD	222	$206,263	$209,301	$(3,038)
Expiring 07/02/14	BNP Paribas	AUD	42,389	39,137,871	39,964,411	(826,540)
Expiring 07/02/14	BNP Paribas	AUD	11,916	11,003,657	11,234,391	(230,734)
Expiring 08/05/14	Deutsche Bank AG	AUD	42,611	40,094,631	40,067,013	27,618
Expiring 08/05/14	Societe Generale	AUD	11,916	11,206,942	11,204,553	2,389
Brazilian Real,
Expiring 07/02/14	Barclays Capital Group	BRL	45,087	20,470,874	20,393,190	77,684
Expiring 07/02/14	BNP Paribas	BRL	449	204,018	203,244	774
Expiring 07/02/14	Citigroup Global Markets	BRL	19,046	8,647,245	8,614,430	32,815
Expiring 07/02/14	Citigroup Global Markets	BRL	1,160	517,000	524,836	(7,836)
Expiring 07/02/14	Citigroup Global Markets	BRL	617	275,000	278,932	(3,932)
Expiring 07/02/14	Credit Suisse First Boston Corp.	BRL	24,687	11,036,112	11,165,946	(129,834)
Expiring 07/02/14	Goldman Sachs & Co.	BRL	6,810	3,091,931	3,080,198	11,733
Expiring 07/02/14	Goldman Sachs & Co.	BRL	5,058	2,232,000	2,287,636	(55,636)
Expiring 07/02/14	JPMorgan Chase	BRL	4,072	1,818,870	1,841,584	(22,714)
Expiring 07/02/14	JPMorgan Chase	BRL	3,830	1,710,986	1,732,353	(21,367)
Expiring 07/02/14	Morgan Stanley	BRL	5,045	2,232,000	2,282,084	(50,084)
Expiring 07/02/14	UBS AG	BRL	40,842	18,142,095	18,472,870	(330,775)
Expiring 07/02/14	UBS AG	BRL	3,830	1,738,952	1,732,353	6,599
Expiring 07/02/14	UBS AG	BRL	944	421,290	426,837	(5,547)
British Pound,
Expiring 07/02/14	Barclays Capital Group	GBP	392	659,100	670,854	(11,754)
Expiring 07/02/14	BNP Paribas	GBP	25,422	42,806,479	43,506,268	(699,789)
Expiring 07/02/14	JPMorgan Chase	GBP	434	738,362	742,732	(4,370)
Expiring 08/05/14	Deutsche Bank AG	GBP	20,088	34,130,878	34,368,236	(237,358)
Expiring 09/11/14	Barclays Capital Group	GBP	5,379	9,028,700	9,200,000	(171,300)
Expiring 09/11/14	Barclays Capital Group	GBP	3,586	6,019,133	6,133,333	(114,200)
Canadian Dollar,
Expiring 09/18/14	Citigroup Global Markets	CAD	15,210	13,969,713	14,225,642	(255,929)
Expiring 09/18/14	Citigroup Global Markets	CAD	508	466,576	475,124	(8,548)
Expiring 02/10/15	Citigroup Global Markets	CAD	6,636	6,057,808	6,183,728	(125,920)
Chinese Yuan,
Expiring 07/23/14	JPMorgan Chase	CNY	66,173	10,679,103	10,638,841	40,262
Danish Krone,
Expiring 07/01/14	UBS AG	DKK	148,485	27,386,156	27,270,884	115,272
Expiring 10/01/14	Deutsche Bank AG	DKK	148,485	27,120,548	27,285,574	(165,026)
Euro,
Expiring 07/02/14	Barclays Capital Group	EUR	10,157	13,830,598	13,908,090	(77,492)
Expiring 07/02/14	Barclays Capital Group	EUR	3,090	4,218,466	4,231,170	(12,704)
Expiring 07/02/14	Barclays Capital Group	EUR	2,186	2,965,351	2,993,314	(27,963)
Expiring 07/02/14	Barclays Capital Group	EUR	1,600	2,178,766	2,190,897	(12,131)
Expiring 07/02/14	Barclays Capital Group	EUR	1,165	1,585,528	1,595,247	(9,719)
Expiring 07/02/14	Barclays Capital Group	EUR	500	678,417	684,655	(6,238)
Expiring 07/02/14	BNP Paribas	EUR	24,550	33,504,539	33,616,580	(112,041)

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued),
Expiring 07/02/14	BNP Paribas	EUR	9,256	$12,624,185	$12,673,807	$(49,622)
Expiring 07/02/14	BNP Paribas	EUR	9,146	12,388,092	12,523,716	(135,624)
Expiring 07/02/14	BNP Paribas	EUR	2,002	2,732,594	2,741,360	(8,766)
Expiring 07/02/14	BNP Paribas	EUR	1,100	1,491,252	1,506,241	(14,989)
Expiring 07/02/14	Citigroup Global Markets	EUR	450	608,853	616,190	(7,337)
Expiring 07/02/14	Credit Suisse First Boston Corp.	EUR	3,743	5,090,570	5,125,330	(34,760)
Expiring 07/02/14	Goldman Sachs & Co.	EUR	166,440	227,948,346	227,907,533	40,813
Expiring 07/02/14	Goldman Sachs & Co.	EUR	86,582	118,578,898	118,557,667	21,231
Expiring 07/02/14	Goldman Sachs & Co.	EUR	44,624	61,115,067	61,104,125	10,942
Expiring 07/02/14	Goldman Sachs & Co.	EUR	3,960	5,387,291	5,422,471	(35,180)
Expiring 07/02/14	JPMorgan Chase	EUR	3,556	4,841,568	4,869,269	(27,701)
Expiring 07/02/14	JPMorgan Chase	EUR	600	812,008	821,587	(9,579)
Expiring 07/30/14	BNP Paribas	EUR	244	338,969	334,016	4,953
Expiring 07/30/14	BNP Paribas	EUR	244	338,969	334,063	4,906
Expiring 07/30/14	BNP Paribas	EUR	244	338,969	333,929	5,040
Expiring 07/30/14	Hong Kong & Shanghai Bank	EUR	1,287	1,787,630	1,762,663	24,967
Expiring 08/05/14	Barclays Capital Group	EUR	5,952	8,129,522	8,151,205	(21,683)
Expiring 08/05/14	Barclays Capital Group	EUR	5,420	7,376,677	7,422,636	(45,959)
Expiring 08/05/14	Citigroup Global Markets	EUR	10,562	14,384,990	14,464,554	(79,564)
Expiring 08/05/14	Citigroup Global Markets	EUR	5,332	7,261,955	7,302,121	(40,166)
Expiring 08/05/14	Credit Suisse First Boston Corp.	EUR	164,767	224,788,323	225,646,769	(858,446)
Expiring 08/05/14	Credit Suisse First Boston Corp.	EUR	76,859	104,857,197	105,257,637	(400,440)
Expiring 08/05/14	Deutsche Bank AG	EUR	54,922	74,653,552	75,215,133	(561,581)
Expiring 08/05/14	Deutsche Bank AG	EUR	51,464	69,953,214	70,479,437	(526,223)
Expiring 06/15/15	Barclays Capital Group	EUR	2,206	2,997,094	3,026,254	(29,160)
Expiring 06/15/15	Barclays Capital Group	EUR	909	1,236,358	1,246,992	(10,634)
Expiring 06/15/15	BNP Paribas	EUR	1,668	2,262,125	2,288,210	(26,085)
Expiring 06/15/15	Credit Suisse First Boston Corp.	EUR	2,274	3,083,885	3,119,538	(35,653)
Expiring 06/13/16	Deutsche Bank AG	EUR	3,352	4,589,558	4,634,239	(44,681)
Expiring 06/27/16	Deutsche Bank AG	EUR	2,606	3,583,380	3,601,487	(18,107)
Hungarian Forint,
Expiring 07/30/14	Goldman Sachs & Co.	HUF	904,610	4,023,919	3,994,390	29,529
Expiring 07/30/14	Goldman Sachs & Co.	HUF	55,834	248,435	246,540	1,895
Indian Rupee,
Expiring 07/23/14	UBS AG	INR	22,455	376,635	371,136	5,499
Expiring 07/30/14	Citigroup Global Markets	INR	14,246	240,000	235,041	4,959
Expiring 08/04/14	UBS AG	INR	164,082	2,760,000	2,704,017	55,983
Expiring 08/20/14	Citigroup Global Markets	INR	25,778	431,000	423,289	7,711
Expiring 08/20/14	Morgan Stanley	INR	25,778	431,000	423,289	7,711
Japanese Yen,
Expiring 07/02/14	Barclays Capital Group	JPY	7,020,698	69,059,284	69,303,717	(244,433)
Expiring 07/02/14	Barclays Capital Group	JPY	409,000	3,995,502	4,037,380	(41,878)
Expiring 07/02/14	Barclays Capital Group	JPY	144,100	1,404,613	1,422,460	(17,847)
Expiring 07/02/14	Barclays Capital Group	JPY	51,000	500,111	503,438	(3,327)
Expiring 07/02/14	JPMorgan Chase	JPY	743,900	7,303,878	7,343,292	(39,414)
Expiring 07/02/14	JPMorgan Chase	JPY	40,000	392,734	394,853	(2,119)
Expiring 08/05/14	JPMorgan Chase	JPY	7,429,698	73,173,330	73,360,829	(187,499)
Expiring 08/05/14	JPMorgan Chase	JPY	794,900	7,828,781	7,848,841	(20,060)
Expiring 08/05/14	JPMorgan Chase	JPY	184,100	1,813,157	1,817,803	(4,646)
Mexican Peso,
Expiring 07/10/14	Hong Kong & Shanghai Bank	MXN	169,933	12,856,180	13,088,380	(232,200)
Expiring 07/23/14	BNP Paribas	MXN	64,864	4,914,648	4,990,846	(76,198)
Expiring 07/23/14	Deutsche Bank AG	MXN	7,193	553,000	553,438	(438)
Expiring 07/23/14	Goldman Sachs & Co.	MXN	8,420	645,000	647,844	(2,844)
Expiring 08/25/14	Goldman Sachs & Co.	MXN	231,242	17,554,888	17,753,637	(198,749)
Expiring 08/25/14	Goldman Sachs & Co.	MXN	73,639	5,590,369	5,653,661	(63,292)
Expiring 09/04/14	Citigroup Global Markets	MXN	130,401	9,708,940	10,004,978	(296,038)
Expiring 09/04/14	Goldman Sachs & Co.	MXN	131,212	9,769,686	10,067,201	(297,515)

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (continued),
Expiring 09/23/14	Goldman Sachs & Co.	MXN	171,132	$13,122,110	$13,113,380	$8,730
Expiring 09/23/14	Goldman Sachs & Co.	MXN	11,060	846,634	847,498	(864)
Expiring 10/22/14	BNP Paribas	MXN	121,961	9,271,790	9,327,287	(55,497)
Expiring 10/22/14	Goldman Sachs & Co.	MXN	188,129	14,318,355	14,387,632	(69,277)
Expiring 12/18/14	Deutsche Bank AG	MXN	72,329	5,500,742	5,510,358	(9,616)
Expiring 12/18/14	Deutsche Bank AG	MXN	6,200	471,481	472,305	(824)
New Zealand Dollar,
Expiring 07/02/14	Barclays Capital Group	NZD	21,260	18,124,835	18,610,479	(485,644)
Expiring 07/02/14	BNP Paribas	NZD	2,398	2,031,238	2,099,150	(67,912)
Expiring 07/02/14	Goldman Sachs & Co.	NZD	363	306,061	317,762	(11,701)
Expiring 07/02/14	Goldman Sachs & Co.	NZD	292	253,886	255,609	(1,723)
Expiring 07/02/14	UBS AG	NZD	958	808,115	838,609	(30,494)
Expiring 08/05/14	Deutsche Bank AG	NZD	22,581	19,596,085	19,701,042	(104,957)
Expiring 08/05/14	Deutsche Bank AG	NZD	2,677	2,333,273	2,335,578	(2,305)
Norwegian Krone,
Expiring 08/13/14	Deutsche Bank AG	NOK	27,805	4,686,760	4,525,218	161,542
Polish Zloty,
Expiring 07/30/14	Citigroup Global Markets	PLN	3,381	1,106,000	1,110,895	(4,895)
Russian Ruble,
Expiring 08/15/14	JPMorgan Chase	RUB	113,064	3,250,360	3,291,013	(40,653)
South African Rand,
Expiring 10/15/14	Citigroup Global Markets	ZAR	152,845	14,028,000	14,109,399	(81,399)
Expiring 10/15/14	Citigroup Global Markets	ZAR	3,561	332,164	328,750	3,414
Expiring 10/15/14	JPMorgan Chase	ZAR	7,215	657,506	666,056	(8,550)
Swedish Krona,
Expiring 08/13/14	Barclays Capital Group	SEK	164	25,189	24,491	698
Swiss Franc,
Expiring 08/13/14	Barclays Capital Group	CHF	2,472	2,748,120	2,788,596	(40,476)
Expiring 08/13/14	Barclays Capital Group	CHF	1,242	1,390,849	1,401,066	(10,217)
Expiring 08/13/14	BNP Paribas	CHF	1,121	1,251,087	1,264,570	(13,483)
Expiring 08/13/14	UBS AG	CHF	2,517	2,812,140	2,839,359	(27,219)

				$1,752,640,919	$1,761,483,912	$(8,842,993)

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AUD	4,200	06/18/19	4.000%	6 month Australian Bank Bill rate(1)	$134,610	$3,930	$130,680	Deutsche Bank AG
AUD	1,100	06/18/19	4.000%	6 month Australian Bank Bill rate(1)	34,956	1,056	33,900	Barclays Capital Group
BRL	38,700	01/02/15	8.270%	Brazilian interbank lending rate(1)	(365,002)	(29,356)	(335,646)	Morgan Stanley
BRL	4,000	01/02/15	7.620%	Brazilian interbank lending rate(1)	(55,226)	(2,730)	(52,496)	Deutsche Bank AG
BRL	2,600	01/02/15	7.795%	Brazilian interbank lending rate(1)	(31,209)	(296)	(30,913)	Morgan Stanley
BRL	100	01/02/15	7.900%	Brazilian interbank lending rate(1)	(1,118)	(142)	(976)	JPMorgan Chase
BRL	6,700	01/02/17	10.910%	Brazilian interbank lending rate(1)	(2,499)	6,253	(8,752)	UBS AG
BRL	5,600	01/02/17	10.910%	Brazilian interbank lending rate(1)	(2,089)	(2,486)	397	Deutsche Bank AG
BRL	5,200	01/02/17	10.910%	Brazilian interbank lending rate(1)	(1,940)	92	(2,032)	Hong Kong & Shanghai Bank
BRL	5,000	01/02/17	8.150%	Brazilian interbank lending rate(1)	(157,703)	—	(157,703)	UBS AG
EUR	800	07/25/23	1.950%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index(1)	37,361	7,636	29,725	Deutsche Bank AG
EUR	400	07/25/23	1.950%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index(1)	18,680	4,183	14,497	Morgan Stanley
EUR	100	07/25/23	1.950%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index(1)	4,670	963	3,707	Royal Bank of Scotland Group PLC
EUR	100	07/25/23	1.950%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index(1)	4,670	1,174	3,496	Citigroup Global Markets
EUR	5,900	10/08/23	2.108%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index(1)	393,784	20,669	373,115	BNP Paribas

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
EUR	700	10/08/23	2.108%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index(1)	$46,720	$8,313	$38,407	Citigroup Global Markets
EUR	700	10/08/23	2.108%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index(1)	46,720	8,227	38,493	Deutsche Bank AG
MXN	10,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	27,854	(2,462)	30,316	Bank of America
MXN	4,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	12,153	(1,249)	13,402	JPMorgan Chase
MXN	4,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	12,153	(1,525)	13,678	Deutsche Bank AG
MXN	4,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	12,149	(1,065)	13,214	Goldman Sachs & Co.
MXN	217,700	12/26/23	6.800%	28 day Mexican interbank rate(1)	1,036,537	(4,520)	1,041,057	Hong Kong & Shanghai Bank
MXN	15,400	12/26/23	6.800%	28 day Mexican interbank rate(1)	73,324	11,017	62,307	Goldman Sachs & Co.
MXN	10,700	12/26/23	6.800%	28 day Mexican interbank rate(1)	50,946	(5,832)	56,778	JPMorgan Chase
MXN	17,200	04/27/34	7.150%	28 day Mexican interbank rate(1)	33,760	(123)	33,883	Goldman Sachs & Co.
MXN	18,000	05/19/34	6.985%	28 day Mexican interbank rate(1)	11,965	(424)	12,389	Barclays Capital Group
	2,200	12/19/15	1.728%	CPI Urban Consumers(2)	20,967	81	20,886	Deutsche Bank AG
	16,300	04/15/16	1.730%	CPI Urban Consumers(2)	116,832	(25,530)	142,362	Goldman Sachs & Co.
	3,400	10/23/16	1.935%	CPI Urban Consumers(2)	22,738	(7,833)	30,571	Royal Bank of Scotland Group PLC
	9,000	11/05/16	1.860%	CPI Urban Consumers(2)	82,218	—	82,218	Deutsche Bank AG
	6,800	11/29/16	1.825%	CPI Urban Consumers(2)	71,963	(2,893)	74,856	Deutsche Bank AG
	3,500	11/29/16	1.845%	CPI Urban Consumers(2)	34,901	—	34,901	Deutsche Bank AG
	3,400	11/29/16	1.825%	CPI Urban Consumers(2)	35,981	(834)	36,815	BNP Paribas
	2,300	02/12/17	2.415%	CPI Urban Consumers(2)	(34,748)	—	(34,748)	Goldman Sachs & Co.
	9,300	07/15/17	2.250%	CPI Urban Consumers(2)	(128,486)	13,011	(141,497)	Royal Bank of Scotland Group PLC
	12,700	04/15/18	2.033%	CPI Urban Consumers(2)	50,130	—	50,130	Goldman Sachs & Co.
	1,700	10/01/18	2.175%	CPI Urban Consumers(2)	5,924	(912)	6,836	Goldman Sachs & Co.
	2,000	11/01/18	2.172%	CPI Urban Consumers(2)	8,300	—	8,300	Deutsche Bank AG
	11,000	07/15/22	2.500%	CPI Urban Consumers(2)	(190,160)	143,093	(333,253)	BNP Paribas
	2,200	07/15/22	2.500%	CPI Urban Consumers(2)	(38,032)	32,826	(70,858)	Deutsche Bank AG

					$1,434,754	$172,312	$1,262,442

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
EUR	19,200	03/14/15	0.400%	6 month Euribor(1)	$—	$276,299	$276,299
EUR	38,300	09/17/24	2.000%	6 month Euribor(1)	(718,217)	(2,540,775)	(1,822,558)
EUR	4,000	09/17/44	2.750%	6 month Euribor(1)	(249,359)	(691,703)	(442,344)
EUR	3,600	09/17/44	2.750%	6 month Euribor(1)	(381,859)	(622,532)	(240,673)
GBP	89,600	12/17/16	1.750%	6 month LIBOR(1)	292,047	405,392	113,345
GBP	5,800	09/17/44	3.500%	6 month LIBOR(1)	(142,423)	(459,710)	(317,287)
JPY	1,350,000	09/18/23	1.000%	6 month LIBOR(1)	(103,071)	(474,923)	(371,852)
JPY	11,610,000	06/19/33	1.500%	6 month LIBOR(1)	(684,841)	1,571,351	2,256,192
	22,600	09/17/15	0.750%	3 month LIBOR(1)	51,076	90,835	39,759
	57,300	12/17/16	0.750%	3 month LIBOR(1)	182,294	157,334	(24,960)
	39,500	03/18/17	1.250%	3 month LIBOR(1)	(39,500)	(120,977)	(81,477)
	103,900	06/17/17	1.250%	3 month LIBOR(1)	278,636	139,797	(138,839)
	43,700	09/21/17	3.000%	3 month LIBOR(1)	448,176	413,196	(34,980)
	72,800	06/18/21	2.500%	3 month LIBOR(1)	(512,446)	(1,679,286)	(1,166,840)
	36,100	06/20/23	3.000%	3 month LIBOR(1)	(2,018,159)	(765,080)	1,253,079
	2,400	12/18/23	3.000%	3 month LIBOR(1)	(14,088)	(95,609)	(81,521)
	6,000	06/19/24	4.500%	3 month LIBOR(1)	(32,090)	211,170	243,260
	4,400	06/19/24	4.000%	3 month LIBOR(1)	71,502	61,702	(9,800)
	14,400	06/19/43	2.750%	3 month LIBOR(1)	862,834	1,550,671	687,837
	10,800	12/18/43	3.500%	3 month LIBOR(1)	414,302	(426,268)	(840,570)
	2,300	12/18/43	3.500%	3 month LIBOR(1)	86,340	(90,804)	(177,144)
	9,400	12/17/44	3.500%	3 month LIBOR(1)	(91,838)	(215,692)	(123,854)
	500	12/17/44	3.500%	3 month LIBOR(1)	2,033	11,473	9,440

					$(2,298,651)	$(3,294,139)	$(995,488)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
Dow Jones CDX NA IG 5 10Y	12/20/15	0.458%		330	$898	$—	$898	Morgan Stanley
iTraxx Japan Main Series 20	12/20/18	1.000%	JPY	61,000	11,062	1,791	9,271	Barclays Capital Group
iTraxx Japan Main Series 21	06/20/19	1.000%	JPY	210,000	33,536	11,808	21,728	Goldman Sachs & Co.
iTraxx Japan Main Series 21	06/20/19	1.000%	JPY	40,000	6,388	3,227	3,161	Barclays Capital Group

					$51,884	$16,826	$35,058

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Value at June 30, 2014	Value at Trade Date	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
Dow Jones CDX HY22 5Y	06/20/19	5.000%	$	3,960	$336,095	$349,045	$12,950
Dow Jones CDX NA IG 22 5Y	06/20/19	1.000%		16,400	236,614	328,589	91,975
iTraxx Japan Main Series 21	06/20/19	1.000%	EUR	24,750	515,838	633,595	117,757
iTraxx Japan Main Series 21	06/20/24	1.000%	EUR	1,600	(37,598)	(1,470)	36,128

					$1,050,949	$1,309,759	$258,810

Cash of $750,000 and U.S. Treasury Securities with market value of $8,368,452 have been segregated with Goldman Sachs & Co., Barclays Capital Group, Morgan Stanley and Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at June 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Federal Republic of Brazil	03/20/16	1.000%		1,900	0.430%	$16,204	$(2,938)	$19,142	Deutsche Bank AG
Federal Republic of Brazil	09/20/18	1.000%		20,100	1.152%	(129,748)	(766,829)	637,081	Citigroup Global Markets
Federal Republic of Brazil	09/20/18	1.000%		11,700	1.152%	(75,447)	(283,319)	207,872	Goldman Sachs & Co.
Federal Republic of Brazil	12/20/18	1.000%		8,200	1.234%	(84,298)	(355,069)	270,771	Morgan Stanley
Federal Republic of Brazil	12/20/18	1.000%		8,000	1.234%	(82,242)	(370,386)	288,144	JPMorgan Chase
Federal Republic of Brazil	12/20/18	1.000%		7,100	1.234%	(72,990)	(279,729)	206,739	Citigroup Global Markets
Federal Republic of Brazil	12/20/18	1.000%		2,600	1.234%	(26,729)	(101,123)	74,394	Goldman Sachs & Co.
Federal Republic of Brazil	12/20/18	1.000%		500	1.234%	(5,140)	(17,190)	12,050	BNP Paribas
Federal Republic of Brazil	12/20/18	1.000%		200	1.234%	(2,056)	(8,461)	6,405	Bank of America
Federal Republic of Brazil	12/20/18	1.000%		200	1.234%	(2,056)	(8,537)	6,481	Deutsche Bank AG
Federal Republic of Brazil	12/20/18	1.000%		100	1.234%	(1,028)	(3,988)	2,960	Credit Suisse First Boston Corp.
Federal Republic of Brazil	03/20/19	1.000%		6,100	1.306%	(85,406)	(206,505)	121,099	Deutsche Bank AG
Federal Republic of Brazil	03/20/19	1.000%		4,100	1.306%	(57,404)	(146,073)	88,669	Bank of America
Federal Republic of Brazil	03/20/19	1.000%		3,600	1.306%	(50,403)	(169,111)	118,708	JPMorgan Chase
Federal Republic of Brazil	03/20/19	1.000%		2,600	1.306%	(36,402)	(121,047)	84,645	Citigroup Global Markets
Federal Republic of Brazil	03/20/19	1.000%		300	1.306%	(4,200)	(12,136)	7,936	Goldman Sachs & Co.
Federal Republic of Brazil	03/20/19	1.000%		100	1.306%	(1,400)	(4,739)	3,339	Bank of America
Greece Govt.	06/20/15	1.000%	EUR	400	3.139%	(10,544)	(16,965)	6,421	Morgan Stanley
HSBC Bank PLC	06/20/19	1.000%		500	0.467%	12,703	5,873	6,830	JPMorgan Chase
Italy Govt.	06/20/17	1.000%		1,200	0.681%	11,657	6,611	5,046	Goldman Sachs & Co.
Italy Govt.	03/20/19	1.000%		3,000	0.893%	16,285	(51,853)	68,138	Barclays Capital Group
Italy Govt.	03/20/19	1.000%		2,800	0.893%	15,199	(45,685)	60,884	Deutsche Bank AG
Italy Govt.	03/20/19	1.000%		800	0.893%	4,343	(13,481)	17,824	Deutsche Bank AG
Italy Govt.	03/20/19	1.000%		800	0.893%	4,343	(14,174)	18,517	Hong Kong & Shanghai Bank
Italy Govt.	06/20/19	1.000%		800	0.921%	3,315	(4,878)	8,193	Barclays Capital Group
Italy Govt.	06/20/19	1.000%		700	0.921%	2,901	(4,592)	7,493	Barclays Capital Group
Italy Govt.	06/20/19	1.000%		500	0.921%	2,072	(2,335)	4,407	Hong Kong & Shanghai Bank
Italy Govt.	06/20/19	1.000%		200	0.921%	828	(887)	1,715	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at June 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1) (continued)
Italy Govt.	06/20/19	1.000%		100	0.921%	$414	$(716)	$1,130	Deutsche Bank AG
iTraxx Japan Main Series 19	06/20/18	1.000%	JPY	274,000	0.475%	54,691	16,136	38,555	Bank of America
iTraxx Japan Main Series 20	12/20/18	1.000%	JPY	913,000	0.585%	165,568	25,776	139,792	Bank of America
iTraxx Japan Main Series 20	12/20/18	1.000%	JPY	472,000	0.585%	85,595	25,148	60,447	Barclays Capital Group
Japan Government	06/20/18	1.000%		4,100	0.276%	120,612	63,504	57,108	Goldman Sachs & Co.
Japan Government	06/20/18	1.000%		4,000	0.276%	117,671	57,482	60,189	Goldman Sachs & Co.
Japan Government	06/20/18	1.000%		2,700	0.276%	79,428	37,564	41,864	Morgan Stanley
Japan Government	06/20/18	1.000%		2,000	0.276%	58,835	27,281	31,554	Deutsche Bank AG
Japan Government	06/20/18	1.000%		1,900	0.276%	55,894	25,338	30,556	Bank of America
Republic of China	03/20/19	1.000%		9,100	0.685%	137,933	24,430	113,503	Barclays Capital Group
Republic of China	03/20/19	1.000%		4,200	0.685%	63,661	7,509	56,152	Morgan Stanley
Republic of Colombia	03/20/16	1.000%		5,500	0.232%	70,400	23,964	46,436	Hong Kong & Shanghai Bank
Republic of Colombia	03/20/16	1.000%		3,300	0.232%	42,240	14,242	27,998	Bank of America
Republic of Colombia	03/20/16	1.000%		700	0.232%	8,960	3,022	5,938	Credit Suisse First Boston Corp.
Russian Federation	03/20/19	1.000%		5,400	1.663%	(158,273)	(288,471)	130,198	Barclays Capital Group
Russian Federation	03/20/19	1.000%		5,000	1.663%	(146,549)	(199,250)	52,701	Bank of America
Russian Federation	03/20/19	1.000%		3,700	1.663%	(108,446)	(141,149)	32,703	Hong Kong & Shanghai Bank
Russian Federation	03/20/19	1.000%		3,300	1.663%	(96,722)	(173,540)	76,818	Citigroup Global Markets
Russian Federation	03/20/19	1.000%		2,100	1.663%	(61,551)	(118,210)	56,659	Citigroup Global Markets
Russian Federation	03/20/19	1.000%		1,000	1.663%	(29,310)	(54,887)	25,577	Citigroup Global Markets
Russian Federation	03/20/19	1.000%		1,000	1.663%	(29,310)	(55,715)	26,405	Citigroup Global Markets
Russian Federation	03/20/19	1.000%		1,000	1.663%	(29,413)	(54,473)	25,060	Hong Kong & Shanghai Bank
Russian Federation	03/20/19	1.000%		900	1.663%	(26,379)	(55,908)	29,529	Citigroup Global Markets
Russian Federation	03/20/19	1.000%		600	1.663%	(17,586)	(34,161)	16,575	Citigroup Global Markets
Russian Federation	03/20/19	1.000%		600	1.663%	(17,586)	(40,394)	22,808	Hong Kong & Shanghai Bank
Russian Federation	03/20/19	1.000%		300	1.663%	(8,793)	(17,204)	8,411	Bank of America
Russian Federation	03/20/19	1.000%		300	1.663%	(8,793)	(16,590)	7,797	Barclays Capital Group
Russian Federation	03/20/19	1.000%		300	1.663%	(8,793)	(16,466)	7,673	Citigroup Global Markets
Russian Federation	03/20/19	1.000%		300	1.663%	(8,793)	(23,860)	15,067	Hong Kong & Shanghai Bank
Russian Federation	03/20/19	1.000%		200	1.663%	(5,862)	(15,587)	9,725	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at June 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1) (continued)
Russian Federation	03/20/19	1.000%		100	1.663%	$(2,941)	$(5,509)	$ 2,568	Bank of America
Russian Federation	03/20/19	1.000%		100	1.663%	(2,941)	(5,530)	2,589	Bank of America
Russian Federation	03/20/19	1.000%		100	1.663%	(2,931)	(5,447)	2,516	Barclays Capital Group
Russian Federation	03/20/19	1.000%		100	1.663%	(2,931)	(5,571)	2,640	Citigroup Global Markets
Russian Federation	03/20/19	1.000%		100	1.663%	(2,931)	(5,629)	2,698	Goldman Sachs & Co.
Russian Federation	03/20/19	1.000%		100	1.663%	(2,941)	(5,530)	2,589	Goldman Sachs & Co.
Softbank Corp.	12/20/17	1.000%	JPY	300,000	1.440%	(42,059)	(258,825)	216,766	Bank of America
Softbank Corp.	12/20/17	1.000%	JPY	32,000	1.440%	(4,486)	(28,429)	23,943	Citigroup Global Markets
Spain Govt.	03/20/19	1.000%		3,800	0.634%	67,089	(22,127)	89,216	Bank of America
Spain Govt.	03/20/19	1.000%		2,000	0.634%	35,310	(14,292)	49,602	Hong Kong & Shanghai Bank
United Mexican States	09/20/15	1.000%		10,300	0.169%	111,634	46,986	64,648	Hong Kong & Shanghai Bank
United Mexican States	09/20/15	1.000%		2,000	0.169%	21,677	8,048	13,629	Bank of America
United Mexican States	09/20/16	1.000%		4,500	0.204%	78,873	18,722	60,151	JPMorgan Chase
United Mexican States	09/20/16	1.000%		600	0.204%	10,516	2,332	8,184	Hong Kong & Shanghai Bank
United States Government	12/20/14	0.250%	EUR	3,800	0.042%	5,384	(7,709)	13,093	BNP Paribas

						$(71,578)	$(4,243,241)	$ 4,171,663

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/ Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
Cardinal Health, Inc.	06/20/17	250	0.580%	$(3,372)	$—	$(3,372)	Goldman Sachs & Co.
Cytec Industries, Inc.	09/20/17	900	1.000%	(18,211)	32,407	(50,618)	Citigroup Global Markets
Health Care REIT	06/20/15	300	2.930%	(8,615)	—	(8,615)	Barclays Capital Group
Marsh & McLennan Cos. Inc.	09/20/15	200	0.990%	(2,385)	—	(2,385)	Bank of America
New York Times Co.	03/20/15	800	5.000%	(29,794)	(9,679)	(20,115)	Deutsche Bank AG
Santander International	03/20/15	2,500	3.000%	(52,052)	4,273	(56,325)	BNP Paribas

				$(114,429)	$27,001	$(141,430)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreements outstanding at June 30, 2014:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America	12/31/14	2	Pay $6.20 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	$—	$—	$—
Bank of America	12/31/15	24	Pay $8.15 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	15,127	—	15,127
Bank of America	08/15/14	43,275	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(1,043,864)	(680,377)	(363,487)
Bank of America	04/23/15	33,281	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +32bps.	287,608	—	287,608
Bank of America	07/31/14	106,748	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +37bps.	922,504	—	922,504
Barclays Capital Group	07/31/14	46,801	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +42bps.	404,448	—	404,448
Barclays Capital Group	10/31/14	5,829	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +45bps.	50,370	—	50,370
Barclays Capital Group	10/31/14	21,653	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +47bps.	187,089	(37)	187,126
BNP Paribas	08/15/14	1,128	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(14,169)	—	(14,169)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Total return swap agreements outstanding at June 30, 2014 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets	07/17/14	526	Pay $0.0361 strike and receive variance based on WTI Crude future.	$10,915	$—	$10,915
Citigroup Global Markets	07/11/14	519	Pay $0.03705625 strike and receive variance based on Brent Crude future.	11,149	—	11,149
Citigroup Global Markets	05/14/15	330	Pay $0.040804 strike and receive variance based on S&P GSCI Crude Oil.	2,586	—	2,586
Citigroup Global Markets	05/14/15	146	Pay $0.045796 strike and receive variance based on S&P GSCI Crude Oil.	2,002	—	2,002
Citigroup Global Markets	12/31/14	1	Pay $10.10 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(5,451)	—	(5,451)
Citigroup Global Markets	12/31/14	1	Pay $10.75 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(5,062)	—	(5,062)
Citigroup Global Markets	12/31/14	1	Pay $17.76 strike and receive variance based on spread between Gasoil and Brent Oil.	(3,240)	—	(3,240)
Citigroup Global Markets	12/31/14	1	Pay $17.88 strike and receive variance based on spread between Gasoil and Brent Oil.	(3,312)	—	(3,312)
Citigroup Global Markets	12/31/14	2	Pay $6.25 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(2,010)	—	(2,010)
Citigroup Global Markets	12/31/14	16	Pay $6.50 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(22,349)	—	(22,349)
Citigroup Global Markets	08/15/14	98,822	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(77,635)	1,178,010	(1,255,645)
Deutsche Bank AG	11/04/14	257	Pay $0.0144 strike and receive variance based on Bloomberg Commodity Index.	227	—	227
Deutsche Bank AG	11/05/14	405	Pay $0.0144 strike and receive variance based on Bloomberg Commodity Index.	308	—	308
Deutsche Bank AG	09/17/14	212	Pay $0.025921 strike and receive variance based on WTI Crude future.	985	—	985
Deutsche Bank AG	09/10/14	209	Pay $0.026569 strike and receive variance based on Brent Crude future.	710	—	710
Deutsche Bank AG	08/15/14	209	Pay $0.026569 strike and receive variance based on WTI Crude future.	1,238	—	1,238
Deutsche Bank AG	08/11/14	305	Pay $0.026896 strike and receive variance based on Brent Crude future.	1,438	—	1,438

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Total return swap agreements outstanding at June 30, 2014 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	08/11/14	205	Pay $0.027556 strike and receive variance based on Brent Crude future.	$1,046	$—	$1,046
Deutsche Bank AG	08/15/14	297	Pay $0.02839225 strike and receive variance based on WTI Crude future.	2,415	—	2,415
Deutsche Bank AG	05/14/15	171	Pay $0.0324 strike and receive variance based on WTI Crude future.	1,740	—	1,740
Deutsche Bank AG	05/14/15	160	Pay $0.0324 strike and receive variance based on WTI Crude future.	1,615	—	1,615
Deutsche Bank AG	05/14/15	130	Pay $0.046225 strike and receive variance based on S&P GSCI Crude Oil.	1,823	—	1,823
Deutsche Bank AG	12/31/14	36	Pay $10.25 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	186,416	—	186,416
Deutsche Bank AG	12/31/14	4	Pay $13.65 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(19,941)	—	(19,941)
Deutsche Bank AG	12/31/14	4	Pay $17.00 strike and receive variance based on spread between Gasoil and Brent Oil.	16,706	—	16,706
Deutsche Bank AG	12/31/14	3	Pay $17.18 strike and receive variance based on spread between Gasoil and Brent Oil.	(14,461)	—	(14,461)
Deutsche Bank AG	12/31/19	24	Pay $7.20 strike and receive variance on Dec. 2019 Natural Gas future.	(52,732)	—	(52,732)
Deutsche Bank AG	12/31/14	3	Pay $9.88 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(27,915)	—	(27,915)
Deutsche Bank AG	08/15/14	18,610	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(158,812)	—	(158,812)
Goldman Sachs & Co.	02/03/15	223	Pay $0.0196 strike and receive variance based on Bloomberg Commodity Index.	(108)	—	(108)
Goldman Sachs & Co.	06/11/15	373	Pay $0.027225 strike and receive variance based on S&P GSCI Crude Oil.	—	—	—
Goldman Sachs & Co.	10/17/14	1,140	Pay $0.04020025 strike and receive variance based on S&P 500 Index Future.	30,673	—	30,673
Goldman Sachs & Co.	08/06/14	520	Pay $0.05175625 strike and receive variance based on GOLDLNPM.	16,622	—	16,622
Goldman Sachs & Co.	06/11/15	257	Pay $0.0576 strike and receive variance based on S&P GSCI Silver Index.	—	—	—
Goldman Sachs & Co.	11/25/15	190	Pay $0.06125625 strike and receive variance based on GOLDLNPM.	5,669	—	5,669

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Total return swap agreements outstanding at June 30, 2014 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	11/25/15	140	Pay $0.1089 strike and receive variance based on SILVERLND.	$5,469	$—	$5,469
Goldman Sachs & Co.	12/31/14	1	Pay $10.10 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(5,451)	—	(5,451)
Goldman Sachs & Co.	12/31/14	2	Pay $11.00 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(14,735)	—	(14,735)
Goldman Sachs & Co.	12/31/14	3	Pay $17.10 strike and receive variance based on spread between Gasoil and Brent Oil.	(14,221)	—	(14,221)
Goldman Sachs & Co.	12/31/14	1	Pay $17.70 strike and receive variance based on spread between Gasoil and Brent Oil.	(3,204)	—	(3,204)
Goldman Sachs & Co.	12/31/14	2	Pay $18.00 strike and receive variance based on spread between Gasoil and Brent Oil.	(10,151)	—	(10,151)
Goldman Sachs & Co.	12/31/14	12	Pay $6.30 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(12,086)	—	(12,086)
Goldman Sachs & Co.	12/31/14	3	Pay $9.90 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(27,855)	—	(27,855)
Goldman Sachs & Co.	04/23/15	60,149	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +32bps.	519,802	—	519,802
Goldman Sachs & Co.	11/28/14	34,527	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +44bps.	210,921	(86,709)	297,630
JPMorgan Chase	09/30/14	470	Pay $0.075625 strike and receive variance based on GOLDLNPM.	24,704	—	24,704
JPMorgan Chase	12/31/14	4	Pay $6.43 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(4,775)	—	(4,775)
JPMorgan Chase	08/15/14	44,995	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(425,135)	(98,607)	(326,528)
JPMorgan Chase	08/15/14	2,940	Receive fixed payments on the JPMorgan NIC O Index and pay variable payments based on the U.S. Treasury Bill.	19,232	—	19,232
JPMorgan Chase	08/15/14	17,445	Receive fixed payments on the JPMorgan NIC P Index and pay variable payments based on the U.S. Treasury Bill.	66,657	128,344	(61,687)
JPMorgan Chase	05/29/15	28,145	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +28bps.	465,459	—	465,459

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Total return swap agreements outstanding at June 30, 2014 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase	05/29/15	3,607	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +30bps.	$—	$—	$—
Morgan Stanley	08/11/14	173	Pay $ 0.030276 strike and receive variance based on WTI Crude future.	1,702	—	1,702
Morgan Stanley	08/11/14	159	Pay $ 0.035721 strike and receive variance based on Brent Crude future.	2,012	—	2,012
Morgan Stanley	04/21/16	910	Pay $ 0.05405625 strike and receive variance based on GOLDLNPM.	20,252	—	20,252
Morgan Stanley	04/21/16	700	Pay $ 0.09150625 strike and receive variance based on SILVERLND.	13,677	—	13,677
Morgan Stanley	08/15/14	1,870	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(15,959)	—	(15,959)

				$1,528,683	$440,624	$1,088,059

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$269,638,438	$—	$—
Common Stocks	3,042,204,740	1,476,386,246	—
Exchange Traded Funds	875,527,418	—	—
Preferred Stock	43,974	—	—
Asset-Backed Securities
Collateralized Debt Obligations	—	5,939,097	—
Collateralized Loan Obligations	—	12,216,518	—
Non-Residential Mortgage-Backed Securities	—	11,034,821	—
Residential Mortgage-Backed Securities	—	47,694,866	—
Bank Loans	—	10,311,614	—
Commercial Mortgage-Backed Securities	—	20,551,955	—
Corporate Bonds	—	700,459,482	5,138,652
Foreign Government Bonds	—	649,864,506	—
Municipal Bonds	—	36,644,295	—
Residential Mortgage-Backed Securities	—	113,345,371	—
U.S. Government Agency Obligations	—	224,700,818	—
U.S. Treasury Obligations	—	867,739,001	—
Affiliated Money Market Mutual Fund	1,022,259,671	—	—
Repurchase Agreements	—	293,800,000	—
Commercial Paper	—	83,627,750	—
Certificates of Deposit	—	53,652,562	—
Foreign Treasury Obligations	—	42,995,330	—
Options Purchased	3,740	513,967	—
Short Sales – U.S. Government Agency Obligations	—	(89,853,317)	—
Short Sales – U.S. Treasury Obligation	—	(5,104,200)	—
Options Written	(208,412)	(2,064,714)	(5,992)
Other Financial Instruments*
Financial Futures Contracts	5,596,704	—	—
Commodity Futures Contracts	1,555,062	—	—
Forward Foreign Currency Exchange Contracts	—	(5,717,184)	—
Interest Rate Swaps	—	266,954	—
Credit Default Swaps	—	4,324,101	—
Total Return Swaps	—	1,088,059	—

Total	$5,216,621,335	$4,554,417,898	$5,132,660

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (2.8% represents investments purchased with collateral from securities on loan)	11.4%
Exchange Traded Funds	9.8
U.S. Treasury Obligations	9.7
Foreign Government Bonds	7.3
Banks	6.8
Oil, Gas & Consumable Fuels	4.9
Repurchase Agreements	3.3
Affiliated Mutual Funds	3.0
Pharmaceuticals	2.6
U.S. Government Agency Obligations	2.6
Insurance	2.5
Capital Markets	2.0
IT Services	1.9
Residential Mortgage-Backed Securities	1.8
Internet Software & Services	1.6
Software	1.6
Diversified Telecommunication Services	1.5
Energy Equipment & Services	1.5
Communications Equipment	1.4
Automobiles	1.3
Chemicals	1.2
Hotels, Restaurants & Leisure	1.2
Industrial Conglomerates	1.2
Aerospace & Defense	1.1
Beverages	1.1
Health Care Equipment & Supplies	1.1
Biotechnology	1.0
Food & Staples Retailing	1.0
Food Products	1.0
Media	1.0
Commercial Paper	0.9
Diversified Financial Services	0.9
Road & Rail	0.9
Semiconductors & Semiconductor Equipment	0.9
Electric Utilities	0.8
Electronic Equipment, Instruments & Components	0.8
Machinery	0.8
Commercial Services & Supplies	0.7
Construction & Engineering	0.7
Health Care Providers & Services	0.7
Specialty Retail	0.7
Air Freight & Logistics	0.6
Certificates of Deposit	0.6

Consumer Finance	0.6%
Independent Power & Renewable Electricity Producers	0.6
Airlines	0.5
Auto Components	0.5
Foreign Treasury Obligations	0.5
Household Products	0.5
Life Sciences Tools & Services	0.5
Metals & Mining	0.5
Multi-Utilities	0.5
Personal Products	0.5
Trading Companies & Distributors	0.5
Internet & Catalog Retail	0.4
Municipal Bonds	0.4
Paper & Forest Products	0.4
Real Estate Management & Development	0.4
Real Estate Investment Trusts (REITs)	0.3
Wireless Telecommunication Services	0.3
Building Products	0.3
Multiline Retail	0.3
Professional Services	0.3
Technology Hardware, Storage & Peripherals	0.3
Textiles, Apparel & Luxury Goods	0.3
Collateralized Loan Obligations	0.2
Commercial Mortgage-Backed Securities	0.2
Tobacco	0.2
Collateralized Debt Obligations	0.1
Construction Materials	0.1
Diversified Consumer Services	0.1
Electrical Equipment	0.1
Gas Utilities	0.1
Household Durables	0.1
Leisure Products	0.1
Marine	0.1
Non-Residential Mortgage-Backed Securities	0.1
Thrifts & Mortgage Finance	0.1
U.S. Treasury Obligations	(0.1)
U.S. Government Agency Obligations	(1.0)

109.3
Liabilities in excess of other assets	(9.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, equity risk, credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$7,546,346	*	Due from broker — variation margin	$7,072,190	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	2,431,316		Unrealized depreciation on over-the-counter swap agreements	1,168,874
Interest rate contracts	Premiums paid for swap agreements	262,524		Premiums received for swap agreements	90,212
Interest rate contracts	Unaffiliated investments	513,967		Written options outstanding, at value	1,183,534
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	5,151,872		Unrealized depreciation on foreign currency forward contracts	10,869,056
Foreign exchange contracts	—	—		Written options outstanding, at value	1,028,823
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	4,206,721		Unrealized depreciation on over-the-counter swap agreements	141,430
Credit contracts	Premiums paid for swap agreements	493,474		Premiums received for swap agreements	4,692,888
Credit contracts	Due from broker — variation margin	258,810	*	Written options outstanding, at value	6,931
Equity contracts	Due from broker — variation margin	4,127,060	*	—	—
Equity contracts	Unrealized appreciation on over-the-counter swap agreements	3,533,405		Unrealized depreciation on over-the-counter swap agreements	2,445,346
Equity contracts	Premiums paid for swap agreements	1,306,354		Premiums received for swap agreements	865,730
Commodity contracts	Due from broker — variation margin	3,183,541	*	Due from broker — variation margin	1,628,479	*
Commodity contracts	Unaffiliated investments	3,740		Written options outstanding, at value	59,830

Total		$33,019,130			$31,253,323

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Purchased Options(1)	Futures	Written Options	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$—	$(184,308)	$739,772	$3,173,855	$3,588,641	$—	$7,317,960
Foreign exchange contracts	—	—	—	2,810,105	—	(11,969,921)	(9,159,816)
Credit contracts	—	—	—	58,111	2,365,014	—	2,423,125
Equity contracts	312,947	—	31,994,922	—	69,446,822	—	101,754,691
Commodity contracts	—	16,626	(543,363)	326,436	—	—	(200,301)

Total	$312,947	$(167,682)	$32,191,331	$6,368,507	$75,400,477	$(11,969,921)	$102,135,659

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Purchased Options(3)	Futures	Written Options	Swaps	Forward Currency Contracts(4)	Total
Interest rate contracts	$—	$—	$2,249,187	$—	$330,605	$—	$2,579,792
Foreign exchange contracts	—	—	—	277,207	—	(1,380,934)	(1,103,727)
Credit contracts	—	—	—	28,411	1,978,604	—	2,007,015
Equity contracts	(2,397)	(926,466)	(11,044,846)	1,159,379	547,254	—	(10,267,076)
Commodity contracts	—	(861)	1,709,671	(1,425)	—	—	1,707,385

Total	$(2,397)	$(927,327)	$(7,085,988)	$1,463,572	$2,856,463	$(1,380,934)	$(5,076,611)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts – Long Positions(3)	Futures Contracts – Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)
$952,051	$3,710,822	$2,496,305,084	$259,728,758	$761,545,899	$1,462,003,143

Interest Rate Swap Agreements(6)	Credit Default Swap Agreements – Buy Protection(6)	Credit Default Swap Agreements – Sell Protection(6)	Total Return Swap Agreements(6)
$676,119,331	$8,223,333	$237,693,037	$555,795,765

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Value at Settlement Date Payable.

(5)	Value at Settlement Date Receivable.

(6)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Bank of America	$2,366,010	$(2,127,834)	$(2,960,093)	$—
Barclays Capital Group	1,742,054	(1,742,054)	—	—
BNP Paribas	634,412	(634,412)	—	—
Citigroup Global Markets	2,852,855	(2,852,855)	—	—
Credit Suisse First Boston Corp	1,338,070	(1,338,070)	—	—
Deutsche Bank AG	2,841,126	(2,434,836)	(714,994)	—
Goldman Sachs & Co	2,139,311	(1,995,399)	(2,970,306)	—
Hong Kong & Shanghai Bank	1,426,830	(564,450)	—	862,380
JPMorgan Chase	1,785,451	(1,692,603)	(1,161,006)	—
Morgan Stanley	485,213	(485,213)	—	—
Royal Bank of Scotland Group PLC	48,252	(48,252)	—	—
Societe Generale	2,389	(2,389)	—	—
UBS AG	237,660	(237,660)	—	—

	$17,899,633

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(2,127,834)	$2,127,834	$—	$—
Barclays Capital Group	(2,332,615)	1,742,054	—	(590,561)
BNP Paribas	(2,747,740)	634,412	—	(2,113,328)
Citigroup Global Markets	(4,375,692)	2,852,855	—	(1,522,837)
Credit Suisse First Boston Corp	(1,523,700)	1,338,070	—	(185,630)
Deutsche Bank AG	(2,434,836)	2,434,836	—	—
Goldman Sachs & Co	(1,995,399)	1,995,399	—	—
Hong Kong & Shanghai Bank	(564,450)	564,450	—	—
JPMorgan Chase	(1,692,603)	1,692,603	—	—
Morgan Stanley	(1,121,793)	485,213	—	(636,580)
Royal Bank of Scotland Group PLC	(567,503)	48,252	580,695	—
Societe Generale	(45,641)	2,389	—	(43,252)
UBS AG	(814,436)	237,660	—	(576,776)

	$(22,344,242)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ADVANCED STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $416,552,588:
Unaffiliated investments (cost $7,466,726,145)	$8,574,396,723
Affiliated investments (cost $1,215,098,038)	1,291,898,109
Foreign currency, at value (cost $44,416,443)	44,652,683
Deposit with broker	2,808,486
Receivable for investments sold	359,419,787
Dividends and interest receivable	29,757,152
Unrealized appreciation on over-the-counter swap agreements	10,171,442
Tax reclaim receivable	6,124,261
Unrealized appreciation on foreign currency forward contracts	5,151,872
Receivable for fund share sold	2,576,095
Premiums paid for swap agreements	2,062,352
Due from broker—variation margin	490,357
Prepaid expenses	8,531

Total Assets	10,329,517,850

LIABILITIES:
Payable for investments purchased	821,091,200
Payable to broker for collateral for securities on loan	425,709,902
Securities sold short, at value (proceeds received $94,551,952)	94,957,517
Due to broker	13,149,000
Unrealized depreciation on foreign currency forward contracts	10,869,056
Payable to custodian	8,089,979
Premiums received for swap agreements	5,648,830
Unrealized depreciation on over-the-counter swap agreements	3,755,650
Advisory fees payable	2,752,942
Written options outstanding, at value (premiums received $3,739,099)	2,279,118
Payable for fund share repurchased	637,485
Accrued expenses and other liabilities	487,736
Distribution fee payable	94,597
Foreign capital gains tax liability accrued	83,020
Interest payable on investments sold short	1,315
Affiliated transfer agent fee payable	365

Total Liabilities	1,389,607,712

NET ASSETS	$8,939,910,138

Net assets were comprised of:
Paid-in capital	$6,768,812,747
Retained earnings	2,171,097,391

Net assets, June 30, 2014	$8,939,910,138

Net asset value and redemption price per share, $8,939,910,138 / 599,544,822 outstanding shares of beneficial interest	$14.91

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $3,432,918 foreign withholding tax)	$70,069,347
Interest income	35,182,132
Affiliated income from securities lending, net	594,925
Affiliated dividend income	370,839

106,217,243

EXPENSES
Advisory fees	33,864,636
Distribution fee	4,119,328
Custodian and accounting fees	881,000
Insurance expenses	50,000
Trustees’ fees	39,000
Audit fee	36,000
Legal fees and expenses	13,000
Interest expense	6,486
Commitment fee on syndicated credit agreement	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Loan interest expense	394
Miscellaneous	37,927

Total expenses	39,060,771
Less: advisory fee waivers and/or expense reimbursement	(1,440,299)

Net expenses	37,620,472

NET INVESTMENT INCOME	68,596,771

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $4,780,054)	169,993,505
Futures transactions	32,191,331
Options written transactions	6,368,507
Short sales transactions	(458,182)
Swap agreements transactions	75,400,477
Foreign currency transactions	(7,824,006)

275,671,632

Net change in unrealized appreciation (depreciation) on:
Investments and other assets (including affiliated $4,117,461) (net of change in foreign capital gains taxes $126,975)	154,132,705
Futures	(7,085,988)
Options written	1,463,572
Short sales	(418,025)
Swap agreements	2,856,463
Foreign currencies	(536,499)

150,412,228

NET GAIN ON INVESTMENTS	426,083,860

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$494,680,631

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$68,596,771	$83,356,314
Net realized gain on investment and foreign currency transactions	275,671,632	329,926,501
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	150,412,228	728,056,764

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	494,680,631	1,141,339,579

FUND SHARE TRANSACTIONS:
Fund share sold [10,914,942 and 98,611,301 shares, respectively]	156,621,739	1,265,935,715
Fund share repurchased [9,669,027 and 25,818,137 shares, respectively]	(137,568,043)	(331,723,858)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	19,053,696	934,211,857

TOTAL INCREASE IN NET ASSETS	513,734,327	2,075,551,436
NET ASSETS:
Beginning of period	8,426,175,811	6,350,624,375

End of period	$8,939,910,138	$8,426,175,811

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 89.8%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST AQR Emerging Markets Equity Portfolio*	2,394,855	$25,553,101
AST AQR Large-Cap Portfolio*	73,607,616	927,455,962
AST ClearBridge Dividend Growth Portfolio*	36,333,674	462,164,339
AST Federated Aggressive Growth Portfolio*	6,104,649	85,404,040
AST Goldman Sachs Large-Cap Value Portfolio*	9,130,182	234,189,173
AST Goldman Sachs Mid-Cap Growth Portfolio*	2,391,461	17,409,836
AST Goldman Sachs Small-Cap Value Portfolio*	3,946,462	70,128,626
AST Goldman Sachs Strategic Income Portfolio*	24,188,462	241,400,852
AST Herndon Large-Cap Value Portfolio*	12,803,262	171,051,582
AST High Yield Portfolio*	16,703,133	144,148,037
AST International Growth Portfolio*	42,883,025	604,650,648
AST International Value Portfolio*	32,262,152	605,237,968
AST Jennison Large-Cap Growth Portfolio*	8,459,931	168,606,417
AST Jennison Large-Cap Value Portfolio*	9,869,572	177,356,212
AST Large-Cap Value Portfolio*	8,023,179	174,022,753
AST Loomis Sayles Large-Cap Growth Portfolio*	14,257,747	432,865,204
AST Lord Abbett Core Fixed Income Portfolio*	20,908,239	246,089,967
AST MFS Growth Portfolio*	20,703,654	324,426,263
AST MFS Large-Cap Value Portfolio*	11,984,716	173,059,299
AST Mid-Cap Value Portfolio*	943,675	18,052,494
AST Money Market Portfolio*	50,450,000	50,450,000
AST Neuberger Berman Core Bond Portfolio*	14,508,884	155,245,055
AST Neuberger Berman Mid-Cap Growth Portfolio*	530,998	17,581,356
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	702,006	18,420,640
AST Parametric Emerging Markets Equity Portfolio*	2,354,500	22,603,197
AST PIMCO Limited Maturity Bond Portfolio*	8,244,197	85,986,973
AST PIMCO Total Return Bond Portfolio*	48,178,832	612,352,960
AST Prudential Core Bond Portfolio*	95,526,309	1,054,610,451
AST QMA Emerging Markets Equity Portfolio*	1,563,985	16,077,764
AST QMA Large-Cap Portfolio*	71,937,025	923,671,405
AST Small-Cap Growth Portfolio*	4,065,943	125,027,753
AST Small-Cap Value Portfolio*	7,589,445	162,414,130
AST T. Rowe Price Equity Income Portfolio*	17,684,752	231,316,557
AST T. Rowe Price Large-Cap Growth Portfolio*	7,765,151	165,164,752
AST T. Rowe Price Natural Resources Portfolio*	399,273	10,401,059
AST Templeton Global Bond Portfolio*	23,137	256,132
AST Western Asset Core Plus Bond Portfolio*	69,862,882	778,971,135

AFFILIATED MUTUAL FUNDS (continued)		Shares	Value (Note 2)
AST Western Asset Emerging Markets Debt Portfolio*		11,859,766	$123,934,552

TOTAL LONG-TERM INVESTMENTS (cost $8,307,591,113)(w)			9,857,758,644

SHORT-TERM INVESTMENTS — 9.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 9.3%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,011,849,431)(w)(Note 4)		1,011,849,431	1,011,849,431

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.3%
U.S. Treasury Bills
0.025%	09/18/14	34,000	33,998,504
0.040%	12/18/14	500	499,882

TOTAL U.S. TREASURY OBLIGATIONS (cost $34,498,042)			34,498,386

TOTAL SHORT-TERM INVESTMENTS (cost $1,046,347,473)			1,046,347,817

TOTAL INVESTMENTS — 99.4% (cost $9,353,938,586)			10,904,106,461
Other assets in excess of liabilities(x) — 0.6%			70,426,126

NET ASSETS — 100.0%			$10,974,532,587

The following abbreviations are used in the Portfolio descriptions:

CAC	French Stock Market Index
DAX	German Stock Index
FTSE	Financial Times Stock Exchange
STOXX	Stock Index of Eurozone
TOPIX	Tokyo Stock Price Index

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
819	2 Year U.S. Treasury Notes	Sep. 2014	$179,936,860	$179,847,281	$(89,579)
1,813	10 Year U.S. Treasury Notes	Sep. 2014	226,625,000	226,936,609	311,609
200	CAC40 10 Euro	Jul. 2014	12,342,674	12,110,092	(232,582)
39	DAX Index	Sep. 2014	13,218,506	13,163,101	(55,405)
851	Euro STOXX 50	Sep. 2014	37,932,602	37,661,673	(270,929)
294	FTSE 100 Index	Sep. 2014	33,731,106	33,766,327	35,221
368	Russell 2000 Mini Index	Sep. 2014	42,579,440	43,803,040	1,223,600
4,038	S&P 500 E-Mini	Sep. 2014	389,323,770	394,189,560	4,865,790
140	S&P 500 Index	Sep. 2014	67,492,250	68,334,000	841,750
273	TOPIX Index	Sep. 2014	33,178,329	34,022,260	843,931

					$7,473,406

(1)	U.S. Treasury securities with a combined market value of $34,498,386 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$10,869,608,075	$—	$—
U.S. Treasury Obligations	—	34,498,386	—
Other Financial Instruments*
Futures	7,473,406	—	—

Total	$10,877,081,481	$34,498,386	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 were as follows:

Investment Type
Large/Mid-Cap Growth	29.3%
Core Bonds	29.0
Money Market	9.7
Large/Mid-Cap Value	8.8
International Value	5.5
International Growth	5.5

Large/Mid-Cap Blend	4.2%
Small-Cap Value	2.1
Small-Cap Growth	1.9
Emerging Markets	1.7
High Yield	1.3
U.S. Treasury Obligations	0.3
Sector	0.1

99.4
Other assets in excess of liabilities	0.6

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$311,609	*	Due from broker — variation margin	$89,579	*
Equity contracts	Due from broker — variation margin	7,810,292	*	Due from broker — variation margin	558,916	*

Total		$8,121,901			$648,495

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$5,169,219
Equity contracts	50,339,828

Total	$55,509,047

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$5,013,318
Equity contracts	(11,521,390)

Total	$(6,508,072)

For the six months ended June 30, 2014, the Portfolio’s average value at trade date for futures long position was $1,010,360,721.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Affiliated investments (cost $9,319,440,544)	$10,869,608,075
Unaffiliated investments (cost $34,498,042)	34,498,386
Foreign currency, at value (cost $69,993,925)	70,832,011
Receivable for investments sold	25,147,500
Receivable for fund share sold	1,471,509
Due from broker-variation margin	842,821
Dividends receivable.	124,778
Prepaid expenses	422

Total Assets	11,002,525,502

LIABILITIES:
Payable for investments purchased	26,402,175
Due to broker	759,172
Advisory fees payable	603,446
Accrued expenses and other liabilities	168,375
Payable for fund share repurchased	59,066
Affiliated transfer agent fee payable	365
Deferred trustees’ fees	316

Total Liabilities	27,992,915

NET ASSETS	$10,974,532,587

Net assets were comprised of:
Paid-in capital	$8,043,270,279
Retained earnings	2,931,262,308

Net assets, June 30, 2014	$10,974,532,587

Net asset value and redemption price per share, $10,974,532,587 / 758,860,397 outstanding shares of beneficial interest	$14.46

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Affiliated dividend income	$638,467

EXPENSES
Advisory fees	7,931,691
Custodian and accounting fees	226,000
Trustees’ fees	49,000
Legal fees and expenses	14,000
Audit fee	11,000
Commitment fee on syndicated credit agreement	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Insurance expenses	2,000
Miscellaneous	10,011

Total expenses	8,256,702

NET INVESTMENT LOSS	(7,618,235)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $174,247,758)	174,247,759
Futures transactions	55,509,047
Foreign currency transactions	(23,215)

229,733,591

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $289,994,886)	289,995,389
Futures	(6,508,072)
Foreign currencies	971,250

284,458,567

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	514,192,158

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$506,573,923

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(7,618,235)	$(14,356,488)
Net realized gain on investment and foreign currency transactions	229,733,591	792,228,344
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	284,458,567	792,293,282

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	506,573,923	1,570,165,138

FUND SHARE TRANSACTIONS:
Fund share sold [7,722,430 and 65,868,803 shares, respectively]	107,963,167	825,237,191
Fund share repurchased [16,540,678 and 40,866,608 shares, respectively]	(230,713,759)	(516,888,323)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(122,750,592)	308,348,868

TOTAL INCREASE IN NET ASSETS	383,823,331	1,878,514,006
NET ASSETS:
Beginning of period	10,590,709,256	8,712,195,250

End of period	$10,974,532,587	$10,590,709,256

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 73.9%
COMMON STOCKS — 21.5%	Shares	Value (Note 2)
Aerospace & Defense — 0.1%
Raytheon Co.	6,925	$638,831
Rockwell Collins, Inc.	10,900	851,726

		1,490,557

Airlines — 0.2%
Delta Air Lines, Inc.	46,500	1,800,480
Southwest Airlines Co.	54,261	1,457,450
United Continental Holdings, Inc.*	38,287	1,572,447

		4,830,377

Auto Components — 0.5%
BorgWarner, Inc.	23,800	1,551,522
Goodyear Tire & Rubber Co. (The)	199,568	5,543,999
TRW Automotive Holdings Corp.*(a)	43,398	3,884,989

		10,980,510

Automobiles — 0.2%
Yamaha Motor Co. Ltd. (Japan)	336,900	5,801,554

Banks — 2.3%
Bank of America Corp.	362,286	5,568,336
BNP Paribas SA (France)	53,072	3,606,708
Citigroup, Inc.	207,847	9,789,594
JPMorgan Chase & Co.	170,911	9,847,891
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,145,700	7,033,128
Sberbank of Russia (Russia), ADR	399,700	4,064,949
SunTrust Banks, Inc.	66,200	2,651,972
U.S. Bancorp	120,275	5,210,313
UniCredit SpA (Italy)	476,097	3,980,825
Wells Fargo & Co.	21,200	1,114,272

		52,867,988

Beverages — 0.2%
Dr. Pepper Snapple Group, Inc.	45,000	2,636,100
Molson Coors Brewing Co. (Class B Stock)	23,600	1,750,176

		4,386,276

Biotechnology — 0.5%
Alkermes PLC*	99,220	4,993,743
Amgen, Inc.	18,500	2,189,845
Biogen Idec, Inc.*	10,770	3,395,889

		10,579,477

Capital Markets — 0.5%
American Capital Ltd.*	348,570	5,329,635
Credit Suisse Group AG (Switzerland)*	168,364	4,788,184
Goldman Sachs Group, Inc. (The)	13,552	2,269,147
Uranium Participation Corp. (Canada)*	8,500	38,635

		12,425,601

Chemicals — 0.2%
Advanced Emissions Solutions, Inc.*	2,840	65,121
Cabot Corp.	14,030	813,600
Dow Chemical Co. (The)	25,700	1,322,522
Huntsman Corp.	66,604	1,871,572

		4,072,815

Commercial Services & Supplies — 0.1%
Tyco International Ltd.	31,575	1,439,820

COMMON STOCKS (continued)	Shares	Value (Note 2)
Communications Equipment — 0.3%
Brocade Communications Systems, Inc.	168,898	$1,553,862
Cisco Systems, Inc.	142,400	3,538,640
QUALCOMM, Inc.	32,200	2,550,240

		7,642,742

Construction & Engineering
AECOM Technology Corp.*	17,600	566,720

Consumer Finance — 0.4%
Ally Financial, Inc.*(a)	4,495	107,475
Capital One Financial Corp.	42,854	3,539,740
Discover Financial Services	76,950	4,769,361

		8,416,576

Containers & Packaging — 0.1%
Packaging Corp. of America	34,513	2,467,334

Diversified Consumer Services
Cengage Learning Holdings II*	6,514	229,619

Diversified Financial Services — 0.2%
ING Groep NV (Netherlands), CVA*	296,519	4,160,900
NASDAQ OMX Group, Inc. (The)(a)	10,700	413,234

		4,574,134

Diversified Telecommunication Services
Level 3 Communications, Inc.*	16,340	717,489

Electrical Equipment — 0.2%
Mitsubishi Electric Corp. (Japan)	369,000	4,558,161

Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity Ltd. (Switzerland)	25,500	1,576,920
Trimble Navigation Ltd.*	109,114	4,031,762

		5,608,682

Energy Equipment & Services — 0.4%
Halliburton Co.	40,100	2,847,501
Oceaneering International, Inc.(a)	16,275	1,271,566
Schlumberger Ltd.	49,000	5,779,550

		9,898,617

Food & Staples Retailing — 0.2%
CVS Caremark Corp.	71,825	5,413,450

Food Products — 0.1%
BRF SA (Brazil)	116,000	2,814,555

Health Care Equipment & Supplies — 0.1%
Medtronic, Inc.	48,400	3,085,984

Health Care Providers & Services — 0.6%
Aetna, Inc.	42,500	3,445,900
Envision Healthcare Holdings, Inc.*	84,036	3,017,733
McKesson Corp.	18,450	3,435,575
UnitedHealth Group, Inc.	32,000	2,616,000
Universal Health Services, Inc. (Class B Stock)	25,168	2,410,088

		14,925,296

Health Care Technology — 0.2%
Cerner Corp.*	96,898	4,997,999

Hotels, Restaurants & Leisure — 0.3%
Las Vegas Sands Corp.	25,400	1,935,988
Marriott International, Inc. (Class A Stock)(a)	75,236	4,822,628

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Project Nova (Canada)*†(g)	30,902	$579,204

		7,337,820

Household Durables — 0.4%
Newell Rubbermaid, Inc.	258,424	8,008,560
Whirlpool Corp.	8,930	1,243,235

		9,251,795

Industrial Conglomerates — 0.6%
3M Co.	37,075	5,310,623
Danaher Corp.	105,140	8,277,672

		13,588,295

Insurance — 0.8%
American Financial Group, Inc.	8,500	506,260
American International Group, Inc.	146,566	7,999,573
Genworth Financial, Inc. (Class A Stock)*	136,200	2,369,880
Hartford Financial Services Group, Inc. (The)	123,673	4,428,730
Travelers Cos., Inc. (The)	23,725	2,231,811

		17,536,254

Internet & Catalog Retail — 0.1%
Priceline Group, Inc. (The)*	1,380	1,660,140

Internet Software & Services — 0.7%
Facebook, Inc. (Class A Stock)*	17,700	1,191,033
Google, Inc. (Class A Stock)*	6,050	3,537,253
Google, Inc. (Class C Stock)*	18,027	10,370,573
VeriSign, Inc.*(a)	29,100	1,420,371

		16,519,230

IT Services — 0.5%
Accenture PLC (Class A Stock)	59,553	4,814,265
Cognizant Technology Solutions Corp.
(Class A Stock)*	37,000	1,809,670
MasterCard, Inc. (Class A Stock)	65,600	4,819,632
Total System Services, Inc.	34,158	1,072,903

		12,516,470

Machinery — 0.6%
Cummins, Inc.	26,791	4,133,583
Kennametal, Inc.	18,800	870,064
Makita Corp. (Japan)	69,400	4,289,194
Oshkosh Corp.	10,000	555,300
Parker Hannifin Corp.	15,270	1,919,897
WABCO Holdings, Inc.*	12,900	1,377,978

		13,146,016

Media — 1.7%
Comcast Corp. (Class A Stock)	109,175	5,860,514
DIRECTV*	60,370	5,132,054
Discovery Communications, Inc. (Class A Stock)*	96,865	7,195,132
Grupo Televisa SAB (Mexico), ADR	214,135	7,346,972
Time Warner, Inc.	182,282	12,805,311

		38,339,983

Metals & Mining — 0.3%
POSCO (South Korea)	8,522	2,546,590
Rio Tinto PLC (United Kingdom)	70,172	3,788,866

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Vale SA (Brazil), ADR(a)	54,600	$722,358

		7,057,814

Multiline Retail — 0.1%
Macy’s, Inc.	22,200	1,288,044

Oil, Gas & Consumable Fuels — 1.6%
Apache Corp.	67,490	6,790,844
BP PLC (United Kingdom), ADR	50,300	2,653,325
Chevron Corp.	65,367	8,533,662
Exxon Mobil Corp.	7,875	792,855
Marathon Petroleum Corp.	36,491	2,848,852
PBF Energy, Inc. (Class A Stock)	18,663	497,369
Royal Dutch Shell PLC (Netherlands)
(Class A Stock)	245,171	10,131,085
Suncor Energy, Inc. (Canada)	88,175	3,758,900
Tesoro Corp.	20,472	1,201,092

		37,207,984

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (Canada)*	5,735	14,888
Domtar Corp.	38,350	1,643,297
Newpage Holdings, Inc.(a)	3,500	245,000

		1,903,185

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	35,299	2,621,304

Pharmaceuticals — 2.4%
Actavis PLC*(a)	37,161	8,288,761
AstraZeneca PLC (United Kingdom)	156,717	11,659,318
Bristol-Myers Squibb Co.	19,925	966,562
Johnson & Johnson	9,600	1,004,352
Merck & Co., Inc.	96,050	5,556,493
Mylan, Inc.*(a)	46,770	2,411,461
Novo Nordisk A/S (Denmark) (Class B Stock)	169,452	7,820,712
Pfizer, Inc.	107,150	3,180,212
Roche Holding AG (Switzerland)	24,928	7,427,469
Salix Pharmaceuticals Ltd.*(a)	10,760	1,327,246
Teva Pharmaceutical Industries Ltd. (Israel), ADR	126,830	6,648,429

		56,291,015

Road & Rail — 0.3%
Norfolk Southern Corp.	13,900	1,432,117
Union Pacific Corp.	44,748	4,463,613

		5,895,730

Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp.	4,850	149,865
Micron Technology, Inc.*	59,600	1,963,820

		2,113,685

Software — 0.4%
Microsoft Corp.	161,879	6,750,354
Oracle Corp.	67,100	2,719,563
Symantec Corp.	39,100	895,390

		10,365,307

Specialty Retail — 0.9%
AutoZone, Inc.*(a)	8,395	4,501,735

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Home Depot, Inc. (The)	115,676	$9,365,129
Lowe’s Cos., Inc.	101,400	4,866,186
Ross Stores, Inc.	32,600	2,155,838

		20,888,888

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	43,680	4,059,182
EMC Corp.	143,700	3,785,058
Hewlett-Packard Co.	65,315	2,199,809
NetApp, Inc.	8,051	294,022
Nokia OYJ (Finland)	419,767	3,176,277
SanDisk Corp.(a)	13,300	1,388,919
Western Digital Corp.	31,000	2,861,300

		17,764,567

Textiles, Apparel & Luxury Goods — 0.3%
Cie Financiere Richemont SA (Switzerland)	71,531	7,495,682

Tobacco — 0.4%
Imperial Tobacco Group PLC (United Kingdom)	205,341	9,237,845

Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc.*	23,980	680,792
WESCO International, Inc.*(a)	37,415	3,231,908

		3,912,700

TOTAL COMMON STOCKS (cost $432,703,780)		498,732,086

EXCHANGE TRADED FUNDS — 8.9%
Financial Select Sector SPDR Fund	3,979,135	90,485,530
Health Care Select Sector SPDR Fund(a)	558,292	33,960,902
iShares MSCI EMU ETF	1,935,397	81,906,001

TOTAL EXCHANGE TRADED FUNDS (cost $175,799,760)		206,352,433

PREFERRED STOCKS — 0.4%
Consumer Finance — 0.2%
Ally Financial, Inc., 7.000%	228,624	5,193,080
Ally Financial, Inc., Series A, 8.500%	8,308	229,467

		5,422,547

Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 8.125%	119,707	3,268,001
RBS Capital Funding Trust VII (Netherlands), 6.080%	14,930	359,813

		3,627,814

Oil, Gas & Consumable Fuels Chesapeake Energy Corp., 5.750%(a)	348	459,748

TOTAL PREFERRED STOCKS (cost $9,824,836)		9,510,109

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES — 3.4%
Collateralized Debt Obligations
LCM V Ltd. (Cayman Islands),
Series 5A, Class C, 144A
0.900%(c)	03/21/19	500	478,163

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations — 0.4%
ALM VIII Ltd. (Cayman Islands),
Series 2013-8A, Class B, 144A
2.978%(c)	01/20/26	250	$243,148
Series 2013-8A, Class C, 144A
3.428%(c)	01/20/26	250	234,599
Series 2013-8A, Class D, 144A
4.728%(c)	01/20/26	250	224,434
ALM XIV Ltd. (Cayman Islands),
Series 2014-14A, Class B, 144A
3.181%(c)	07/28/26	356	350,646
Series 2014-14A, Class C, 144A
3.681%(c)	07/28/26	250	237,600
Series 2014-14A, Class D, 144A
5.081%(c)	07/28/26	250	227,525
Atlas Sr. Loan Fund V Ltd. (Cayman Islands),
Series 2014-1A, Class C, 144A
3.259%(c)	07/16/26	250	245,122
Series 2014-1A, Class D, 144A
3.709%(c)	07/16/26	250	236,229
Battalion CLO V Ltd. (Cayman Islands),
Series 2013-4A, Class C, 144A
3.578%(c)	10/22/25	250	237,001
Benefit Street Partners CLO IV Ltd. (Cayman Islands),
Series 2014-IVA, Class C, 144A
3.680%(c)	07/20/26	500	477,643
Cedar Funding III CLO Ltd. (Cayman Islands),
Series 2014-3A, Class C, 144A
3.027%(c)	05/20/26	250	242,489
Series 2014-3A, Class D, 144A
3.777%(c)	05/20/26	250	238,405
CIFC Funding Ltd. (Cayman Islands),
Series 2014-3A, Class C1, 144A
2.952%(c)	07/22/26	250	241,273
Series 2014-3A, Class D, 144A
3.552%(c)	07/22/26	250	233,758
Dryden XXXI Sr. Loan Fund (Cayman Islands),
Series 2014-31A, Class E, 144A
4.520%(c)	04/18/26	500	433,957
Flatiron CLO Ltd. (Cayman Islands),
Series 2013-1A, Class C, 144A
3.890%(c)	01/17/26	500	479,605
Jamestown CLO IV Ltd. (Cayman Islands),
Series 2014-4A, Class C, 144A
3.730%(c)	07/15/26	250	235,590
LCM X LP (Cayman Islands),
Series 10AR, Class ER, 144A
5.726%(c)	04/15/22	1,000	962,450
Octagon Investment Partners XII Ltd. (Cayman Islands),
Series 2012-1AR, Class ER, 144A
5.723%(c)	05/05/23	250	247,680
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B, 144A
2.821%(c)	10/17/22	250	241,304
Series 2014-1A, Class C, 144A
4.121%(c)	10/17/22	250	244,936
Series 2014-1A, Class D, 144A
6.021%(c)	10/17/22	250	243,441

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Venture XVII CLO Ltd. (Cayman Islands),
Series 2014-17A, Class C, 144A
3.134%(c)	07/15/26	250	$238,950
Washington Mill CLO Ltd. (Cayman Islands),
Series 2014-1A, Class C, 144A
3.226%(c)	04/20/26	250	245,934
Series 2014-1A, Class D, 144A
3.676%(c)	04/20/26	250	236,701
WhiteHorse VIII Ltd. (Cayman Islands),
Series 2014-1A, Class C, 144A
2.964%(c)	05/01/26	250	241,950

			7,722,370

Non-Residential Mortgage-Backed Securities — 2.4%
Access Group, Inc.,
Series 2004-A, Class A2
0.489%(c)	04/25/29	318	315,097
Series 2005-A, Class A2
0.449%(c)	04/27/26	623	621,613
Series 2007-1, Class A2
0.259%(c)	04/25/17	491	489,903
American Express Credit Account Master Trust,
Series 2005-2, Class C, 144A
0.642%(c)	10/16/17	600	599,527
Series 2012-2, Class C, 144A
1.290%	03/15/18	510	511,248
AmeriCredit Automobile Receivables Trust,
Series 2010-2, Class D
6.240%	06/08/16	872	880,354
Series 2010-4, Class C
2.760%	05/09/16	506	509,323
Series 2010-4, Class D
4.200%	11/08/16	400	410,722
Series 2011-2, Class D
4.000%	05/08/17	300	308,507
Series 2011-3, Class C
2.860%	01/09/17	400	404,971
Series 2012-5, Class B
1.120%	11/08/17	1,100	1,104,083
Carfinance Capital Auto Trust,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	234	234,639
Series 2013-2A, Class A, 144A
1.750%	11/15/17	322	323,177
Series 2014-1A, Class A, 144A
1.460%	12/17/18	366	365,628
CPS Auto Receivables Trust,
Series 2011-B, Class B, 144A
5.680%	09/17/18	142	147,817
DT Auto Owner Trust,
Series 2012-2A, Class C, 144A
2.720%	04/17/17	100	100,327
Series 2012-2A, Class D, 144A
4.350%	03/15/19	1,600	1,631,245
Exeter Automobile Receivables Trust,
Series 2012-2A, Class B, 144A
2.220%	12/15/17	200	202,375
Series 2013-1A, Class B, 144A
2.410%	05/15/18	400	404,592

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Series 2014-1A, Class A, 144A
1.290%	05/15/18	1,967	$1,971,376
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	256	256,456
Series 2013-3A, Class A2, 144A
0.890%	09/15/17	1,279	1,280,832
Series 2014-1A, Class A2, 144A
0.800%	02/15/18	400	400,128
Flagship Credit Auto Trust,
Series 2014-1, Class A, 144A
1.210%	04/15/19	377	376,734
KeyCorp Student Loan Trust,
Series 2006-A, Class 2A3
0.424%(c)	06/27/29	902	891,708
Series 2006-A, Class 2A4
0.544%(c)	09/27/35	340	326,548
LCM VI Ltd. (Cayman Islands),
Series 6A, Class C, 144A
1.029%(c)	05/28/19	500	467,954
Northstar Education Finance, Inc.,
Series 2006-A, Class A3
0.439%(c)	05/28/26	1,119	1,119,012
Prestige Auto Receivables Trust,
Series 2013-1A, Class A2, 144A
1.090%	02/15/18	692	693,625
Santander Consumer Acquired Receivables Trust,
Series 2011-WO, Class C, 144A
3.190%	10/15/15	696	697,381
Santander Drive Auto Receivables Trust,
Series 2010-2, Class C
3.890%	07/17/17	220	221,604
Series 2010-3, Class C
3.060%	11/15/17	1,620	1,646,949
Series 2010-B, Class C, 144A
3.020%	10/17/16	424	425,402
Series 2011-1, Class C
3.110%	05/16/16	700	705,293
Series 2011-1, Class D
4.010%	02/15/17	2,000	2,062,874
Series 2011-3, Class D
4.230%	05/15/17	400	416,224
Series 2011-4, Class B
2.900%	05/16/16	492	492,801
Series 2012-1, Class C
3.780%	11/15/17	2,300	2,361,111
Series 2012-2, Class B
2.090%	08/15/16	1,543	1,549,007
Series 2012-2, Class C
3.200%	02/15/18	700	715,791
Series 2012-2, Class D
3.870%	02/15/18	300	312,305
Series 2012-3, Class D
3.640%	05/15/18	1,300	1,357,516
Series 2012-4, Class B
1.830%	03/15/17	500	503,415
Series 2012-4, Class C
2.940%	12/15/17	2,700	2,766,806
Series 2012-6, Class C

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
1.940%	03/15/18	900	$913,883
Series 2012-AA, Class C, 144A
1.780%	11/15/18	800	805,790
Series 2013-1, Class C
1.760%	01/15/19	500	504,495
Series 2013-3, Class C
1.810%	04/15/19	450	452,763
Series 2013-A, Class B, 144A
1.890%	10/15/19	400	405,579
Series 2013-A, Class C, 144A
3.120%	10/15/19	700	722,567
Series 2014-1, Class B
1.590%	10/15/18	690	693,482
Series 2014-1, Class C
2.360%	04/15/20	480	487,895
Series 2014-2, Class C
2.330%	11/15/19	430	434,200
SLM Private Credit Student Loan Trust,
Series 2003-A, Class A2
0.671%(c)	09/15/20	2,105	2,092,228
Series 2003-B, Class A2
0.631%(c)	03/15/22	1,787	1,785,324
Series 2003-C, Class A2
0.621%(c)	09/15/20	378	373,614
Series 2004-A, Class A2
0.431%(c)	03/16/20	629	626,514
Series 2004-B, Class A2
0.431%(c)	06/15/21	1,338	1,326,653
Series 2005-A, Class A2
0.371%(c)	12/15/20	171	170,283
Series 2005-B, Class A2
0.411%(c)	03/15/23	1,193	1,181,035
Series 2006-B, Class A4
0.411%(c)	03/15/24	813	805,965
SLM Private Education Loan Trust,
Series 2010-A, Class 1A, 144A
3.200%(c)	05/16/44	628	651,481
Series 2011-C, Class A1, 144A
1.552%(c)	12/15/23	552	556,582
Series 2012-A, Class A1, 144A
1.552%(c)	08/15/25	1,058	1,072,391
Series 2012-B, Class A1, 144A
1.252%(c)	12/15/21	458	460,044
Series 2012-D, Class A1, 144A
1.202%(c)	06/15/23	687	691,243
Series 2012-E, Class A1, 144A
0.902%(c)	10/16/23	1,950	1,957,838
Series 2013-A, Class A1, 144A
0.751%(c)	08/15/22	946	948,219
Series 2013-B, Class A1, 144A
0.801%(c)	07/15/22	1,312	1,315,123
Series 2013-C, Class A1, 144A
1.002%(c)	02/15/22	899	903,609

			55,922,800

Residential Mortgage-Backed Securities — 0.6%
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE1, Class 1A3
0.480%(c)	12/25/35	1,805	1,781,486

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Countrywide Asset-Backed Certificates,
Series 2004-6, Class 2A5
0.542%(c)	11/25/34	204	$201,861
Series 2004-15, Class MV2
0.692%(c)	05/25/35	285	278,830
Series 2005-BC3, Class M1
0.932%(c)	06/25/35	115	114,537
Series 2005-BC5, Class 3A3
0.522%(c)	01/25/36	68	67,568
First Franklin Mortgage Loan Trust,
Series 2005-FF4, Class M1
0.582%(c)	05/25/35	399	396,663
HLSS Servicer Advance Receivables Backed Notes,
Series 2013-T2, Class A2, 144A
1.147%	05/16/44	2,500	2,500,500
Series 2013-T2, Class B2, 144A
1.495%	05/16/44	400	400,240
Series 2013-T6, Class AT6, 144A
1.287%	09/15/44	300	300,150
HLSS Servicer Advance Receivables Trust,
Series 2012-T2, Class A2, 144A
1.990%	10/15/45	1,000	1,008,000
Series 2012-T2, Class B2, 144A
2.480%	10/15/45	200	201,060
Series 2013-T1, Class A2, 144A
1.495%	01/16/46	1,600	1,600,800
Series 2014-T1, Class AT1, 144A
1.244%	01/17/45	200	200,160
Series 2014-T1, Class BT1, 144A
1.542%	01/17/45	300	300,330
Home Equity Asset Trust,
Series 2005-5, Class M1
0.632%(c)	11/25/35	1,230	1,227,712
IXIS Real Estate Capital Trust,
Series 2005-HE2, Class M3
0.872%(c)	09/25/35	44	43,929
JPMorgan Mortgage Acquisition Corp.,
Series 2005-OPT2, Class A1B
0.442%(c)	12/25/35	170	164,955
Park Place Securities, Inc.,
Series 2005-WHQ2, Class A1B
0.422%(c)	05/25/35	1,691	1,682,110
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-MHQ1, Class M1
1.202%(c)	12/25/34	44	44,392
Series 2004-WWF1, Class M2
1.172%(c)	12/25/34	349	349,350
Series 2005-WCW3, Class A2C
0.532%(c)	08/25/35	148	144,807
Trade MAPS 1 Ltd. (Ireland),
Series 2013-1A, Class A, 144A
0.854%(c)	12/10/18	1,580	1,585,435

			14,594,875

TOTAL ASSET-BACKED SECURITIES (cost $78,567,021)			78,718,208

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
BANK LOANS(c) — 1.5%
Advertising
Affinion Group, Inc.,
Initial Second Lien Term Loan
8.500%	10/31/18	450		$451,125
Tranche Term Loan B
6.750%	10/09/16	50		50,046

				501,171

Aerospace & Defense — 0.1%
Accudyne Industries Borrower SCA (Luxembourg),
Refinancing Term Loan
4.000%	12/13/19	287		285,890
Sequa Corp.,
Initial Term Loan
5.250%	06/19/17	1,449		1,434,478

				1,720,368

Airlines
Northwest Air,
Participation Loan B757-200
1.562%	09/10/18	241		228,111
Participation Loan B757-300
1.562%	03/10/17	119		112,575
2.182%	03/10/17	261		252,195

				592,881

Chemicals
Oxea Finance LLC,
Term Loan (Second Lien)
8.250%	07/15/20	225		226,874

Coal
Arch Coal, Inc.,
Term Loan
6.250%	05/14/18	343		336,817

Commercial Services & Supplies — 0.1%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
4.750%	11/18/20	—	(r)	442
Coinmach Service Corp.,
Initial Term Loan (First Lien)
4.250%	11/02/19	487		486,938
Interactive Data Corp.,
Term Loan
4.750%	05/02/21	725		730,437
ServiceMaster Co. (The),
Tranche Term Loan C
4.250%	01/31/17	30		29,693

				1,247,510

Computer Services & Software — 0.1%
First Data Corp.,
2018 Dollar Term Loan
4.154%	03/24/18	680		680,724
Kronos, Inc.,
Initial Term Loan (Second Lien)
9.750%	04/23/20	649		669,013
Zayo Group LLC,
Term Loan
4.000%	03/31/19	607		607,705

				1,957,442

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Electric — 0.1%
American Energy Partners,
Incremental Loan (Second Lien)
11.000%	09/30/18	(g)	65	$68,575
Texas Competitive Electric Holdings Co. LLC,
2017 Term Loan (Extending)
— %(p)	10/10/14		109	89,451
— %(p)	10/10/16		360	291,600
4.651%	10/10/17		2,247	1,853,426

				2,303,052

Energy–Alternate Sources
Sandy Creek Energy Associates LP,
Term Loan
5.000%	11/04/20		235	236,279

Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc.,
2021 Term Loan D
4.250%	01/27/21		626	630,146
LHP Operations Co. LLC,
Term Loan
9.000%	06/20/18		129	123,053
Ortho-Clinical Diagnostics,
Term Loan
4.750%	06/30/21		756	760,824
Truven Health Analytics, Inc.,
New Tranche Term Loan B
4.500%	05/24/19		244	244,557

				1,758,580

Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment Operating Co., Inc.,
Term Loan B
— %(p)	01/28/18		734	676,829
9.750%	03/01/17		2,371	2,338,102
Caesars Entertainment Resort Property LLC,
Term Loan B
7.000%	10/11/20		4,028	4,050,022
Diamond Resorts Corp.,
Term Loan
5.500%	05/09/21		575	577,516
ESH Hospitality, Inc.,
Term Loan
5.000%	06/02/19		215	216,747
Hilton Worldwide Finance LLC,
Initial Term Loan
3.500%	09/23/20		674	672,304
La Quinta Intermediate Holdings LLC,
Initial Term Loan
4.000%	02/19/21		635	635,254
MGM Resorts International,
Term Loan B
3.500%	12/27/19		159	157,977
Station Casinos LLC,
Term Loan B
4.250%	03/01/20		689	690,821

				10,015,572

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
BANK LOANS(c) (continued)
Insurance
Alliant Holdings I, LLC, Initial Term Loan
4.250%	12/03/19		272		$271,763

Machinery
Gardner Denver, Inc., Initial Dollar Term Loan
4.250%	07/30/20		307		307,020

Manufacturing — 0.1%
Gates Global LLC, Term Loan
4.250%	06/11/21		1,715		1,709,106
Hillman Group, Inc., Term Loan
4.500%	06/13/21		75		75,281
Wilsonart LLC, Initial Term Loan
4.000%	10/18/19		424		421,115

					2,205,502

Media — 0.1%
Cengage Learning Acquisitions, Inc., Term Loan
7.000%	02/20/20		1,521		1,538,935
Clear Channel Communications, Inc., Tranche Term Loan B
3.800%	01/29/16		102		101,294
Tranche Term Loan C
3.800%	01/29/16		60		59,089
Tranche Term Loan D
6.900%	01/22/19		1,101		1,095,216

					2,794,534

Metals & Mining
Fortescue Metals Group Ltd., Loan
3.750%	06/30/19		706		706,786
Rexnord LLC/RBS Global, Inc., Term Loan B
4.000%	08/21/20		—	(r)	331

					707,117

Oil, Gas & Consumable Fuels — 0.1%
American Energy -Utica LLC, Loan (Second Lien)
11.000%	09/30/18	(g)	778		840,329

Pharmaceuticals
Grifols Worldwide Operations Ltd., U.S. Tranche Term Loan B
3.150%	03/03/21		813		811,540

Real Estate
Realogy Corp., Extended Synthetic Commitment
4.406%	10/10/16		21		20,974

Retail & Merchandising — 0.1%
BJ’s Wholesale Club, Inc., 2013 (November) Replacement Loan (Second Lien)
8.500%	03/31/20		240		245,800

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Retail & Merchandising (continued)
J.C. Penney Corp., Inc., Term Loan
5.000%	06/20/19	150	$150,375
Neiman Marcus Group Ltd., Inc., Other Term Loan
4.250%	10/25/20	572	570,590

			966,765

Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Ltd., Term Loan
3.750%	05/06/21	1,090	1,093,496

Software
Infor (US), Inc., Tranche Term Loan B-5
3.750%	06/03/20	637	632,226

Telecommunications — 0.1%
Alcatel-Lucent USA, Inc., U.S. Term Loan
4.500%	01/30/19	866	866,478

Trading Companies & Distributors
HD Supply, Inc., Term Loan 2014
4.000%	10/12/17	616	615,921

Transportation
Ceva Group PLC, Pre-Funded L/C Loan
0.134%	03/12/21	228	223,454
Ceva Intercompany BV, Dutch BV Term Loan
6.500%	03/19/21	240	235,054
Ceva Logistics Canada, ULC, Canadian Term Loan
6.500%	03/19/21	41	40,526
Ceva Logistics U.S. Holdings Inc., US Term Loan
6.500%	03/12/21	331	324,212

			823,246

TOTAL BANK LOANS (cost $33,065,850)			33,853,457

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM
5.448%	09/10/47	270	290,306
Series 2006-6, Class A4
5.356%	10/10/45	624	665,153
Series 2007-4, Class A4
5.948%(c)	02/10/51	506	563,610
Series 2007-5, Class A4
5.492%	02/10/51	550	599,767
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.350%(c)	09/10/47	830	867,611
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AM
5.449%(c)	12/11/40	400	422,238

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-PWR8, Class A4
4.674%	06/11/41	2,184	$2,239,336
Series 2005-PWR9, Class A4B
4.943%	09/11/42	800	835,082
COMM Mortgage Trust,
Series 2006-C7, Class AM
5.779%(c)	06/10/46	470	505,356
Series 2013-CR7, Class A4
3.213%	03/10/46	170	170,899
Commercial Mortgage Pass-Through Certificates,
Series 2013-CR12, Class A4
4.046%	10/10/46	270	287,097
Series 2013-LC6, Class AM
3.282%	01/10/46	190	188,949
Series 2014-CR17, Class A5
3.977%	05/10/47	360	379,570
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	310	333,918
Credit Suisse Commercial Mortgage Trust,
Series 2006-C3, Class A3
5.793%(c)	06/15/38	433	465,481
Series 2006-C3, Class AM
5.982%(c)	06/15/38	380	411,120
Series 2006-C5, Class A3
5.311%	12/15/39	320	345,411
Series 2007-C1, Class A3
5.383%	02/15/40	324	352,181
Series 2007-C2, Class A3
5.542%(c)	01/15/49	285	311,981
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C1, Class A4
5.014%(c)	02/15/38	1,295	1,305,165
Series 2005-C5, Class AJ
5.100%(c)	08/15/38	500	521,586
DBRR Trust,
Series 2012-EZ1, Class A, 144A
0.946%	09/25/45	25	24,533
GE Capital Commercial Mortgage,
Series 2005-C2, Class A4
4.978%(c)	05/10/43	492	503,897
GE Capital Commercial Mortgage Corp.,
Series 2006-C1, Class A4
5.456%(c)	03/10/44	945	995,940
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1, Class A4
5.238%(c)	11/10/45	925	961,702
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A4
4.799%(c)	08/10/42	430	433,784
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class AS
4.085%	05/10/45	160	169,387
Series 2013-GC14, Class A5
4.243%	08/10/46	320	345,466
Series 2013-GC16, Class A3
4.244%	11/10/46	250	269,195

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GSMS Trust,
Series 2009-RR1, Class GGA, 144A
5.990%(c)	07/12/38	326	$345,253
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(c)	08/15/46	250	268,407
Series 2013-C14, Class AS
4.409%(c)	08/15/46	130	139,745
Series 2013-C15, Class B
4.927%	11/15/45	270	294,428
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2004-C1, Class H, 144A
6.086%(c)	01/15/38	500	520,277
Series 2004-PNC1, Class B
5.363%(c)	06/12/41	500	499,916
Series 2005-CB13, Class AM
5.283%(c)	01/12/43	350	368,554
Series 2005-LDP1, Class C
5.420%(c)	03/15/46	400	406,784
Series 2005-LDP3, Class AJ
5.166%(c)	08/15/42	800	827,194
Series 2005-LDP5, Class AJ
5.526%(c)	12/15/44	400	424,016
Series 2005-LDP5, Class AM
5.242%(c)	12/15/44	850	902,389
Series 2006-CB14, Class AM
5.624%(c)	12/12/44	310	329,393
Series 2006-CB16, Class A4
5.552%	05/12/45	214	230,048
Series 2006-LDP8, Class AM
5.440%	05/15/45	1,090	1,181,311
Series 2011-C5, Class A3
4.171%	08/15/46	190	206,188
Series 2012-CBX, Class AS
4.271%	06/15/45	170	182,268
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.090%(c)	07/15/44	370	410,757
LB Commercial Mortgage Trust,
Series 2007-C3, Class AM
6.090%(c)	07/15/44	390	435,956
LB-UBS Commercial Mortgage Trust,
Series 2005-C2, Class AJ
5.205%(c)	04/15/30	200	205,771
Series 2005-C3, Class AM
4.794%	07/15/40	990	1,020,663
Series 2005-C7, Class AJ
5.323%(c)	11/15/40	1,600	1,676,003
Series 2006-C1, Class AM
5.217%(c)	02/15/31	110	116,669
Series 2006-C3, Class A1A
5.641%(c)	03/15/39	263	281,030
Series 2006-C7, Class AM
5.378%	11/15/38	170	184,266
Series 2007-C1, Class A4
5.424%	02/15/40	590	643,647
Series 2007-C7, Class A3
5.866%(c)	09/15/45	433	487,380

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-C7, Class AM
6.370%(c)	09/15/45	350	$398,689
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class AM
5.107%(c)	07/12/38	700	729,504
Series 2008-C1, Class A4
5.690%	02/12/51	489	547,091
ML-CFC Commercial Mortgage Trust,
Series 2006-1, Class A4
5.651%(c)	02/12/39	97	102,755
Series 2006-2, Class A4
6.066%(c)	06/12/46	399	429,123
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class AS
4.384%(c)	02/15/47	150	160,463
Morgan Stanley Capital I Trust,
Series 2005-IQ9, Class A5
4.700%	07/15/56	238	240,122
Series 2005-IQ10, Class AJ
5.240%(c)	09/15/42	190	197,609
Series 2006-HQ8, Class A4
5.598%(c)	03/12/44	2,410	2,534,281
Series 2007-HQ11, Class A4
5.447%(c)	02/12/44	150	163,793
Series 2007-IQ16, Class A4
5.809%	12/12/49	630	701,613
Series 2007-T25, Class A3
5.514%(c)	11/12/49	630	689,855
Series 2007-T27, Class A4
5.647%(c)	06/11/42	1,000	1,114,918
Series 2007-T27, Class AM
5.647%(c)	06/11/42	430	480,305
Series 2012-C4, Class A4
3.244%	03/15/45	330	335,549
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A, 144A
5.799%(c)	08/12/45	697	769,807
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C6, Class A4
3.244%	04/10/46	270	270,629
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class A6
4.699%	05/15/44	170	174,720
Series 2005-C19, Class B
4.892%	05/15/44	100	102,332
Series 2005-C20, Class A7
5.118%(c)	07/15/42	576	594,749
Series 2005-C20, Class AJ
5.162%(c)	07/15/42	570	595,974
Series 2005-C20, Class AMFX
5.179%(c)	07/15/42	520	542,682
Series 2006-C23, Class A4
5.418%(c)	01/15/45	827	869,310
Series 2006-C27, Class A3
5.765%(c)	07/15/45	579	617,057
Series 2006-C28, Class A4
5.572%	10/15/48	469	506,192
Series 2006-C28, Class AM

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
5.603%(c)	10/15/48		430	$464,304
Series 2007-C34, Class A3
5.678%	05/15/46		650	719,411
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class AS
3.660%	08/15/45		340	349,589
Series 2012-C10, Class A3
2.875%	12/15/45		270	265,470
Series 2012-C10, Class AS
3.241%	12/15/45		240	238,298
Series 2014-C20, Class A5
3.995%	05/15/47		340	358,200
Series 2014-C20, Class B
4.378%	05/15/47		240	249,775

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $45,490,427)				44,868,203

CONVERTIBLE BONDS — 0.2%
Insurance — 0.1%
Radian Group, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/19		382	572,523
3.000%	11/15/17		368	532,220

				1,104,743

Metals & Mining
Alpha Natural Resources, Inc.,
Gtd. Notes
3.750%	12/15/17	(a)	665	574,394

Real Estate Investment Trusts (REITs)
iStar Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/16		672	952,140

Real Estate Management & Development
IVG Finance BV (Netherlands),
Gtd. Notes
1.750%	03/29/17		400	443,653

Specialty Retail
Enterprise Funding Ltd. (United Kingdom),
Gtd. Notes
3.500%	09/10/20		100	175,332

Technology Hardware, Storage & Peripherals — 0.1%
Nokia OYJ (Finland),
Sr. Unsec’d. Notes, RegS
5.000%	10/26/17		500	1,599,890

Telecommunications
Telecom Italia Finance SA (Italy),
Gtd. Notes
6.125%	11/15/16		100	169,862

TOTAL CONVERTIBLE BONDS (cost $4,634,902)				5,020,014

CORPORATE BONDS — 20.4%
Advertising
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp,
Gtd. Notes, 144A
5.250%	02/15/22		110	113,025

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Advertising (continued)
5.625%	02/15/24	(a)	255	$263,287
Lamar Media Corp.,
Gtd. Notes, 144A
5.375%	01/15/24		318	329,130

				705,442

Aerospace & Defense — 0.4%
L-3 Communications Corp.,
Gtd. Notes
1.500%	05/28/17		95	95,130
3.950%	11/15/16		100	106,297
3.950%	05/28/24		115	115,785
4.750%	07/15/20		500	547,697
4.950%	02/15/21		966	1,070,550
LMI Aerospace, Inc.,
Sec’d. Notes, 144A
7.375%	07/15/19		151	154,397
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.070%	12/15/42		608	586,156
Meccanica Holdings USA, Inc. (Italy),
Gtd. Notes, 144A
6.250%	07/15/19		247	274,787
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
0.581%(c)	12/15/16		2,600	2,606,360
TransDigm, Inc.,
Gtd. Notes, 144A
6.000%	07/15/22		1,490	1,530,975
6.500%	07/15/24		983	1,023,549
United Technologies Corp.,
Sr. Unsec’d. Notes
4.875%	05/01/15		300	311,477

				8,423,160

Agriculture — 0.1%
Lorillard Tobacco Co.,
Gtd. Notes
6.875%	05/01/20	(a)	500	594,179
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	01/15/19		575	573,638
4.875%	11/15/43		700	753,911

				1,921,728

Airlines — 0.2%
American Airlines 2013-2 Class C Pass-Through Trust,
Pass-Through Certificates, 144A
6.000%	01/15/17		1,275	1,348,313
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18		950	1,016,500
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27		800	824,000
United Continental Holdings, Inc.,
Gtd. Notes
6.000%	12/01/20		525	548,625
Virgin Australia Trust (Australia),

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Airlines (continued)
Pass-Through Certificates, 144A
7.125%	10/23/18			905	$943,150
8.500%	10/23/16			374	389,056

					5,069,644

Apparel — 0.1%
Levi Strauss & Co.,
Sr. Unsec’d. Notes
7.750%	05/15/18		EUR	25	35,723
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21	(a)		439	447,780
VF Corp.,
Sr. Unsec’d. Notes
3.500%	09/01/21			100	104,141
William Carter Co. (The),
Gtd. Notes, 144A
5.250%	08/15/21			150	156,375
Wolverine World Wide, Inc.,
Gtd. Notes
6.125%	10/15/20			477	513,968

					1,257,987

Auto Parts & Equipment — 0.3%
Autodis SA (France),
Sr. Sec’d. Notes, RegS
6.500%	02/01/19		EUR	100	144,940
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24			575	597,046
5.000%	02/15/23			225	241,875
IDQ Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/17			265	292,163
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, RegS
5.000%	02/15/22		GBP	305	535,024
8.250%	03/15/20		GBP	344	658,629
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
1.400%	11/02/17			535	534,627
3.625%	07/02/24			245	246,079
4.625%	07/02/44			260	260,205
Rhino Bondco S.P.A (Italy),
Sr. Sec’d. Notes, RegS
7.250%	11/15/20		EUR	120	178,156
Schaeffler Finance BV (Niger),
Sr. Sec’d. Notes, RegS
2.750%	05/15/19		EUR	405	555,127
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, RegS, PIK
6.875%	08/15/18		EUR	375	540,446
Titan International, Inc.,
Sr. Sec’d. Notes
6.875%	10/01/20			390	395,850
UCI International, Inc.,
Gtd. Notes
8.625%	02/15/19			1,400	1,330,000

					6,510,167

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Automobiles — 0.1%
Asbury Automotive Group, Inc.,
Gtd. Notes
8.375%	11/15/20			391	$434,010
CNH Industrial Finance Europe SA (Italy),
Gtd. Notes, MTN
2.750%	03/18/19		EUR	365	506,752
General Motors Co.,
Sr. Unsec’d. Notes, 144A
6.250%	10/02/43			1,088	1,248,480

					2,189,242

Banks — 0.9%
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49			865	861,759
5.200%(c)	12/29/49			450	430,875
Sr. Unsec’d. Notes
1.350%	11/21/16			200	200,588
2.650%	04/01/19			1,275	1,292,340
5.700%	01/24/22			700	812,268
5.875%	01/05/21			300	350,987
Sr. Unsec’d. Notes, MTN
4.875%	04/01/44			125	128,992
5.000%	01/21/44			500	530,471
Sub. Notes
6.110%	01/29/37			500	576,819
BNP Paribas SA (France),
Bank Gtd. Notes, MTN
1.375%	03/17/17			1,100	1,100,385
Sr. Unsec’d. Notes, MTN
2.400%	12/12/18			1,000	1,008,200
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49			235	225,453
Sr. Unsec’d. Notes
3.953%	06/15/16			700	738,553
4.450%	01/10/17			800	861,607
5.375%	08/09/20			700	802,158
Sub. Notes
6.125%	08/25/36			200	229,040
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
3.875%	02/08/22			600	635,584
Sr. Unsec’d. Notes
2.250%	01/14/19			500	506,364
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18			500	502,979
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	(a)		900	896,665
5.150%(c)	12/29/49			375	359,531
6.125%(c)	12/29/49			838	856,591
6.750%(c)	01/29/49			809	870,686
Sr. Unsec’d. Notes
1.125%	02/26/16			800	803,763
3.200%	01/25/23	(a)		200	198,575
3.250%	09/23/22			400	401,826
3.450%	03/01/16	(a)		600	626,112

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
4.350%	08/15/21		400	$433,135
5.600%	07/15/41		300	351,844
Sub. Notes
3.375%	05/01/23	(a)	500	490,759
Svenska Handelsbanken AB (Sweden),
Gtd. Notes
2.250%	06/17/19		800	804,301
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
2.200%	11/15/16		300	309,384
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.000%	01/22/21		1,500	1,530,372
Sub. Notes
5.606%	01/15/44	(a)	284	325,366
Sub. Notes, MTN
4.100%	06/03/26	(a)	280	283,528

				21,337,860

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.625%	02/01/44		500	520,210
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
0.750%	11/01/16		1,500	1,498,635
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23		600	586,555
3.600%	03/01/24		500	515,071
3.600%	08/13/42		200	178,490
4.000%	03/05/42		300	286,453
7.900%	11/01/18		1,500	1,867,104

				5,452,518

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.300%	06/15/16		500	514,121
Biogen Idec, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/18		800	941,758
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18		1,900	1,930,740
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/19		800	800,537
3.050%	12/01/16		400	419,170
Laba Royalty Sub LLC,
Unsec’d. Notes, 144A
9.000%	05/15/29		525	530,250

				5,136,576

Building Materials — 0.2%
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/21		445	479,487
Cemex Finance LLC (Mexico),

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Building Materials (continued)
Sr. Sec’d. Notes, 144A
6.000%	04/01/24			540	$562,275
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21	(a)		575	605,187
Pfleiderer GmbH (Germany),
Sr. Sec’d. Notes
7.875%	08/01/19		EUR	100	135,574
Ply Gem Industries, Inc.,
Gtd. Notes, 144A
6.500%	02/01/22	(a)		700	677,250
Spie BondCo 3 SCA (Luxembourg),
Gtd. Notes, RegS
11.000%	08/15/19		EUR	215	332,683
USG Corp.,
Sr. Unsec’d. Notes
9.750%	01/15/18			574	687,365

					3,479,821

Capital Markets — 0.6%
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%(c)	12/29/49	(a)		998	1,031,059
Sr. Unsec’d. Notes
2.900%	07/19/18			600	618,162
3.625%	01/22/23			800	803,441
5.750%	01/24/22			600	694,310
5.950%	01/18/18			500	568,025
6.250%	02/01/41			800	975,922
Sr. Unsec’d. Notes, MTN
3.700%	08/01/15			500	515,709
4.800%	07/08/44			600	598,008
Sub. Notes
6.750%	10/01/37			650	781,972
Unsec’d. Notes
2.625%	01/31/19			400	405,437
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49			745	758,589
Sr. Unsec’d. Notes
1.750%	02/25/16			800	811,362
3.750%	02/25/23			2,600	2,644,925
3.800%	04/29/16			200	209,985
3.875%	04/29/24			575	581,969
4.750%	03/22/17			200	217,748
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19			400	460,084
Sub. Notes, MTN
4.100%	05/22/23	(a)		1,300	1,318,737

					13,995,444

Chemicals — 0.6%
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44			350	375,285
Chemtura Corp.,
Gtd. Notes
5.750%	07/15/21	(a)		209	216,837
Ecolab, Inc.,

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Chemicals (continued)
Sr. Unsec’d. Notes
1.000%	08/09/15			400	$401,956
3.000%	12/08/16			1,300	1,359,639
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20			189	195,615
5.125%	04/15/21		EUR	132	190,689
8.625%	03/15/21	(a)		550	607,750
Gtd. Notes, RegS
5.125%	04/15/21		EUR	193	278,810
Ineos Group Holdings SA (Luxembourg),
Gtd. Notes, RegS
6.500%	08/15/18		EUR	335	478,211
LYB International Finance BV (Netherlands),
Gtd. Notes
4.000%	07/15/23	(a)		300	314,945
4.875%	03/15/44	(a)		200	208,519
5.250%	07/15/43			200	219,018
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19			1,000	1,127,976
6.000%	11/15/21			1,400	1,674,057
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
3.250%	12/15/19			600	614,317
Monsanto Co.,
Sr. Unsec’d. Notes
2.125%	07/15/19			420	421,038
2.750%	07/15/21			200	199,922
4.400%	07/15/44			355	355,780
Nufarm Australia Ltd. (Australia),
Gtd. Notes, 144A
6.375%	10/15/19			194	202,973
Orion Engineered Carbons Bondco GmbH (Germany),
Sr. Sec’d. Notes, 144A
9.625%	06/15/18			399	429,923
Perstorp Holding AB (Sweden),
Sr. Sec’d. Notes, 144A
8.750%	05/15/17			205	219,863
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23			330	339,075
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.250%	01/15/21			240	252,000
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20			793	822,737
RPM International, Inc.,
Sr. Unsec’d. Notes
3.450%	11/15/22			325	316,083
6.125%	10/15/19			300	345,344
Solvay Finance SA (Belgium),
Gtd. Notes
4.199%(c)	05/29/49		EUR	150	214,063
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
7.375%	05/01/21	(a)		396	431,640
Sr. Sec’d. Notes, RegS

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Chemicals (continued)
5.750%	02/01/21		EUR	100	$146,518

					12,960,583

Coal — 0.1%
Arch Coal, Inc.,
Gtd. Notes
7.000%	06/15/19	(a)		320	242,400
7.250%	10/01/20			135	100,575
7.250%	06/15/21			99	72,270
CONSOL Energy, Inc.,
Gtd. Notes, 144A
5.875%	04/15/22			1,497	1,568,107

					1,983,352

Commercial Banks — 0.6%
ANZ New Zealand International Ltd. (New Zealand),
Gtd. Notes, 144A
1.125%	03/24/16			400	402,264
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes, RegS
7.000%(c)	12/29/49		EUR	200	289,607
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/29/49	(a)		150	139,500
Sr. Unsec’d. Notes, MTN
0.700%	03/04/16			600	601,188
2.100%	08/01/18			500	507,127
Bank of Nova Scotia (Canada),
Sr. Unsec’d. Notes
0.950%	03/15/16			600	603,608
1.100%	12/13/16	(a)		1,300	1,303,938
Barclays PLC (United Kingdom),
Jr. Sub. Notes
8.000%(c)	12/15/49		EUR	600	894,701
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes
1.050%	12/01/16			1,500	1,503,642
CIT Group, Inc.,
Sr. Unsec’d. Notes
6.000%	04/01/36			450	465,750
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19			286	309,953
6.625%	04/01/18			464	520,840
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
4.000%	01/29/21			100	106,250
4.000%	01/14/24			1,000	1,064,610
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.300%	03/01/19			600	603,128
Fifth Third Bank,
Sr. Unsec’d. Notes
0.900%	02/26/16			400	401,030
1.150%	11/18/16			730	732,361
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.100%	04/05/21			1,000	1,136,279
6.100%	01/14/42			300	378,131
Sub. Notes

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Commercial Banks (continued)
5.250%	03/14/44			200	$214,160
6.500%	09/15/37	(a)		150	184,958
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
0.850%	03/08/16			600	603,240
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.050%	11/25/16			1,500	1,503,750

					14,470,015

Commercial Services & Supplies — 0.8%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, RegS
9.500%	07/31/43		GBP	296	570,906
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20			315	319,725
Sr. Sec’d. Notes
6.375%	12/01/19			44	45,650
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
6.500%	07/15/22			722	788,785
Brand Energy & Infrastructure Services, Inc.,
Gtd. Notes, 144A
8.500%	12/01/21			604	644,770
Catalent Pharma Solutions, Inc.,
Gtd. Notes
7.875%	10/15/18			500	508,750
Catholic Health Initiatives,
Sec’d. Notes
4.350%	11/01/42			200	191,664
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19			1,663	1,879,190
Ceridian HCM Holding, Inc.,
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21			1,827	2,110,185
Ceridian LLC/Comdata, Inc.,
Gtd. Notes, 144A
8.125%	11/15/17			650	656,500
Garda World Security Corp. (Canada),
Gtd. Notes, 144A
7.250%	11/15/21			150	157,687
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22			416	459,680
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22			150	158,813
6.750%	04/15/19	(a)		205	217,300
7.375%	01/15/21			455	493,675
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.250%	12/15/17	(a)		315	321,497
Interactive Data Corp.,
Gtd. Notes, 144A
5.875%	04/15/19			623	629,230
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
9.500%	12/01/19			770	$841,225
Laureate Education, Inc.,
Gtd. Notes, 144A
9.250%	09/01/19			964	992,920
MasterCard, Inc.,
Sr. Unsec’d. Notes
3.375%	04/01/24	(a)		1,400	1,420,794
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18			265	280,900
TMF Group Holding BV (Netherlands),
Gtd. Notes, RegS
9.875%	12/01/19		EUR	430	654,303
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24	(a)		1,039	1,079,261
6.125%	06/15/23	(a)		500	536,250
7.375%	05/15/20	(a)		570	629,850
7.625%	04/15/22			569	638,703
Verisure Holding AB (Sweden),
Second Lien, RegS
8.750%	12/01/18		EUR	100	147,246
Sr. Sec’d. Notes, RegS
8.750%	09/01/18		EUR	128	188,240

					17,563,699

Communications Equipment
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.125%	03/01/19			1,000	1,007,770

Computer Services & Software — 0.5%
Computer Sciences Corp.,
Sr. Unsec’d. Notes
4.450%	09/15/22			400	419,416
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19			290	312,113
First Data Corp.,
Gtd. Notes
10.625%	06/15/21			563	655,895
11.750%	08/15/21			1,530	1,814,963
Sec’d. Notes, 144A
8.250%	01/15/21			688	753,360
Sec’d. Notes, 144A, PIK
8.750%	01/15/22			140	154,525
Sr. Sec’d. Notes, 144A
7.375%	06/15/19			1,251	1,343,261
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20			637	668,850
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	(a)		797	824,895
Seagate HDD,
Gtd. Notes
6.875%	05/01/20			1,000	1,081,250
Gtd. Notes, 144A
3.750%	11/15/18			800	818,000
4.750%	06/01/23			500	503,750

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Computer Services & Software (continued)
4.750%	01/01/25	(a)		800	$794,000
Sophia LP/Sophia Finance, Inc.,
Gtd. Notes, 144A
9.750%	01/15/19			195	214,500
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20			1,120	1,296,400
Sr. Sec’d. Notes
8.125%	01/01/20			750	817,500

					12,472,678

Computers & Peripherals
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19	(a)		750	789,375

Construction & Engineering — 0.1%
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18			350	369,250
Astaldi SpA (Italy),
Sr. Unsec’d. Notes, RegS
7.125%	12/01/20		EUR	465	694,794
Novafives SAS (France),
Sr. Sec’d. Notes, RegS
4.206%(c)	06/30/20		EUR	100	137,272
4.500%	06/30/21		EUR	100	138,299
Officine Maccaferri SpA (Italy),
Gtd. Notes, RegS
5.750%	06/01/21		EUR	155	217,548

					1,557,163

Consumer Finance — 0.2%
Ally Financial, Inc.,
Gtd. Notes
8.000%	03/15/20			260	315,900
8.000%	11/01/31			2,574	3,288,285
Sr. Unsec’d. Notes
8.000%	11/01/31			729	932,209

					4,536,394

Consumer Products & Services — 0.2%
Brakes Capital (United Kingdom),
Sr. Sec’d. Notes, RegS
7.125%	12/15/18		GBP	155	271,261
IVS F. SpA (Italy),
Sr. Sec’d. Notes, RegS
7.125%	04/01/20		EUR	240	353,871
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
1.900%	05/22/19			495	494,544
2.400%	03/01/22			150	146,230
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
8.250%	02/15/21	(a)		326	354,525
8.500%	05/15/18			100	104,625
9.000%	04/15/19			295	312,331
9.875%	08/15/19	(a)		838	928,085
Sr. Sec’d. Notes
5.750%	10/15/20			485	511,675

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Consumer Products & Services (continued)
7.875%	08/15/19		306	$333,157

				3,810,304

Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21		275	274,656
6.250%	01/31/19		297	304,425
Sr. Sec’d. Notes, RegS
4.250%	01/15/22	EUR	330	446,239
Ball Corp.,
Gtd. Notes
4.000%	11/15/23		306	291,465
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II,
Gtd. Notes, 144A
5.625%	12/15/16		268	274,700
6.000%	06/15/17		424	434,600
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23		111	108,114
Crown European Holdings SA (France),
Gtd. Notes, RegS
4.000%	07/15/22	EUR	270	369,748
OI European Group BV (Netherlands),
Gtd. Notes, RegS
4.875%	03/31/21	EUR	311	456,727
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25		779	833,530
8.375%	04/15/27		112	120,960
SGD Group SAS (France),
Sr. Sec’d. Notes, RegS
5.625%	05/15/19	EUR	100	141,728

				4,056,892

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/21		360	372,600
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20		1,556	1,699,930
Sec’d. Notes
11.000%	04/15/20		1,224	1,442,790
Sr. Sec’d. Notes
8.125%	04/15/19		982	1,078,973

				4,594,293

Diversified Financial Services — 0.8%
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.250%	12/01/19		123	134,685
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	03/18/19		1,100	1,104,675
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes
1.125%	10/07/16		850	854,998

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18			590	$637,200
Capital One Bank USA NA,
Sr. Unsec’d. Notes
1.150%	11/21/16			290	291,140
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.700%	02/26/16			500	500,537
DFC Finance Corp.,
Sr. Sec’d. Notes, 144A
10.500%	06/15/20			430	439,137
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16			400	405,093
1.724%	12/06/17			800	800,326
3.000%	06/12/17			900	938,925
3.875%	01/15/15			400	407,166
Gala Group Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.875%	09/01/18		GBP	464	845,858
General Electric Capital Corp.,
Sr. Unsec’d. Notes
1.625%	07/02/15			700	708,903
2.250%	11/09/15			400	409,154
2.900%	01/09/17			300	313,813
Sr. Unsec’d. Notes, MTN
2.300%	01/14/19	(a)		1,000	1,020,124
6.750%	03/15/32			200	263,832
6.875%	01/10/39			200	268,656
Sub. Notes, MTN
6.375%(c)	11/15/67			100	111,500
General Motors Financial Co., Inc.,
Gtd. Notes
4.250%	05/15/23			232	231,710
6.750%	06/01/18			222	253,913
House of Fraser Funding PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.875%	08/15/18		GBP	280	512,781
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
3.500%	03/15/17			46	46,517
4.875%	03/15/19			819	843,570
5.875%	02/01/22			473	495,467
6.000%	08/01/20			380	407,075
IntercontinentalExchange Group, Inc.,
Gtd. Notes
2.500%	10/15/18			500	511,462
Invesco Finance PLC,
Gtd. Notes
5.375%	11/30/43			500	565,635
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/22			647	653,470
7.375%	04/01/20			410	430,500
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	01/20/23			125	134,008
Legg Mason, Inc.,

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Sr. Unsec’d. Notes
2.700%	07/15/19			985	$991,926
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(i)
4.750%	01/16/14		EUR	415	113,652
5.268%	02/05/14		EUR	900	244,872
5.375%	10/17/13		EUR	50	13,693
Sallie Mae, Inc.,
Sr. Unsec’d. Notes
3.547%(s)	10/03/22			910	699,859
Servus Luxembourg Holding SCA (Luxembourg),
Sr. Sec’d. Notes, RegS
7.750%	06/15/18		EUR	194	286,104
Springleaf Finance Corp.,
Gtd. Notes, MTN
6.900%	12/15/17			605	671,550

					18,563,486

Diversified Machinery
Galapagos Holding SA (Germany),
Sr. Unsec’d. Notes, RegS
7.000%	06/15/22		EUR	100	138,984
Galapagos SA (Germany),
Sr. Sec’d. Notes, RegS
5.375%	06/15/21		EUR	100	139,156

					278,140

Diversified Telecommunication Services — 0.1%
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19			250	273,437
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20	(a)		340	371,450
8.125%	07/01/19			1,054	1,150,177
8.625%	07/15/20			550	616,000

					2,411,064

Electric — 0.7%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.000%	11/15/18			440	440,736
6.125%	04/01/36			200	247,968
6.500%	09/15/37			250	322,386
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24			485	511,675
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42			200	197,737
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/42			400	371,399
4.450%	03/15/21			500	549,550
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19			500	566,266
Duke Energy Florida, Inc.,
First Mortgage

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
3.850%	11/15/42		400	$380,105
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sec’d. Notes, 144A(i)
11.750%	03/01/22		806	991,380
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41		300	332,789
Homer City Generation LP,
Sr. Sec’d. Notes, PIK
8.734%	10/01/26		356	380,920
Mirant Mid Atlantic Pass-Through Trust,
Pass-Through Certificates
10.060%	12/30/28		335	376,214
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		300	293,774
Nextera Energy Capital Holdings, Inc.,
Gtd. Notes
2.700%	09/15/19		700	713,999
NiSource Finance Corp.,
Gtd. Notes
5.650%	02/01/45		200	225,185
NRG Energy, Inc.,
Gtd. Notes
7.875%	05/15/21		582	645,293
Gtd. Notes, 144A
6.250%	05/01/24	(a)	629	657,305
NRG REMA LLC,
Pass-Through Certificates
9.237%	07/02/17		70	73,464
9.681%	07/02/26		364	395,850
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	05/01/32		100	137,197
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21		400	412,550
3.250%	06/15/23		500	499,377
3.750%	08/15/42		400	365,529
Peco Energy Co.,
First Mortgage
2.375%	09/15/22		1,000	960,775
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		100	100,298
4.400%	01/15/21		500	547,895
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18		60	60,722
4.150%	09/15/21		250	264,068
SCANA Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/22		50	52,280
Sr. Unsec’d. Notes, MTN
4.750%	05/15/21		100	109,252
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		100	110,892
Tampa Electric Co.,

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
Sr. Unsec’d. Notes
2.600%	09/15/22			500	$483,561
Techem Energy Metering Service GmbH & Co. KG (Germany),
Gtd. Notes, RegS
7.875%	10/01/20		EUR	106	162,810
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Gtd. Notes(i)
10.500%	11/01/16			11,750	1,865,313
Trionista Holdco GmbH (Germany),
Sr. Sec’d. Notes, RegS
5.000%	04/30/20		EUR	410	587,631
Trionista Topco GmbH (Germany),
Gtd. Notes, RegS
6.875%	04/30/21		EUR	100	148,512
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.750%	05/09/16			400	400,408

					15,943,065

Electrical Equipment
GrafTech International Ltd.,
Gtd. Notes
6.375%	11/15/20	(a)		371	382,130

Electronic Components & Equipment — 0.1%
Altera Corp.,
Sr. Unsec’d. Notes
2.500%	11/15/18			700	710,753
Belden, Inc.,
Sr. Sub. Notes, RegS
5.500%	04/15/23		EUR	140	200,808
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
1.300%	02/01/17			250	250,369
3.200%	03/01/16			400	415,533

					1,577,463

Entertainment & Leisure — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes, 144A
5.375%	06/01/24			165	167,063
Cirsa Funding Luxembourg SA (Luxembourg),
Gtd. Notes, RegS
8.750%	05/15/18		EUR	758	1,076,852
Gamenet SpA (Italy),
Sr. Sec’d. Notes, RegS
7.250%	08/01/18		EUR	300	421,060
Greektown Holdings LLC/Greektown Mothership Corp.,
Sr. Sec’d. Notes, 144A
8.875%	03/15/19			240	244,800
Intralot Capital Luxembourg SA (Greece),
Gtd. Notes, RegS
6.000%	05/15/21		EUR	100	139,155
Intralot Finance Luxembourg SA (Luxembourg),
Gtd. Notes, RegS
9.750%	08/15/18		EUR	480	759,140
Mattel, Inc.,
Sr. Unsec’d. Notes
2.500%	11/01/16			50	51,648
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.,

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Entertainment & Leisure (continued)
Sr. Sec’d. Notes, 144A
5.000%	08/01/18			156	$161,460
Pinnacle Entertainment, Inc.,
Gtd. Notes
6.375%	08/01/21			228	240,540
Sabre Holdings Corp.,
Sr. Unsec’d. Notes
8.350%	03/15/16			406	449,137
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21	(a)		507	519,675
Snai SpA (Italy),
Sr. Sec’d. Notes, RegS
7.625%	06/15/18		EUR	200	297,138
Travelport LLC/Travelport Holdings, Inc.,
Gtd. Notes, 144A, PIK
13.875%	03/01/16			1,227	1,263,338
Vougeot Bidco PLC (United Kingdom),
Gtd. Notes, RegS
7.875%	07/15/20		GBP	208	387,145

					6,178,151

Environmental Control — 0.1%
ADS Waste Holdings, Inc.,
Gtd. Notes
8.250%	10/01/20			505	544,137
Bilbao Luxembourg SA (Spain),
Sr. Sec’d. Notes, RegS, PIK
10.500%	12/01/18		EUR	100	147,200
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24			235	242,931
6.375%	10/01/22			510	553,350

					1,487,618

Exploration & Production
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/18			503	528,150
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21			333	364,635

					892,785

Food & Staples Retailing — 0.1%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18			500	506,119
6.125%	08/15/16			400	444,227
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
2.550%	04/11/23			600	578,126
2.800%	04/15/16			300	312,119
4.750%	10/02/43			600	648,463
5.625%	04/01/40			100	121,037

					2,610,091

Foods — 0.3%
ARAMARK Corp.,
Gtd. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Foods (continued)
5.750%	03/15/20		600	$634,500
Boparan Finance PLC (United Kingdom),
Sr. Unsec’d. Notes, RegS
4.375%	07/15/21	EUR	105	141,994
5.250%	07/15/19	GBP	100	169,445
5.500%	07/15/21	GBP	115	193,877
Findus Bondco SA (United Kingdom),
Sr. Sec’d. Notes, RegS
9.125%	07/01/18	EUR	173	257,617
9.500%	07/01/18	GBP	100	185,267
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.750%	10/28/20		609	651,630
Kellogg Co.,
Sr. Unsec’d. Notes
4.450%	05/30/16		400	426,414
Kroger Co. (The),
Sr. Unsec’d. Notes
1.200%	10/17/16		725	727,381
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/19		800	805,477
4.125%	02/09/16		600	630,943
Premier Foods Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.500%	03/15/21	GBP	105	181,044
R&R Ice Cream PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
4.750%	05/15/20	EUR	150	205,909
5.500%	05/15/20	GBP	105	178,169
R&R PIK PLC (United Kingdom),
Sr. Sec’d. Notes, RegS, PIK
9.250%	05/15/18	EUR	313	437,534
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22		236	258,420
Sr. Unsec’d. Notes, 144A
5.875%	08/01/21		141	149,107
Treehouse Foods, Inc.,
Gtd. Notes
4.875%	03/15/22		69	70,897
Unilever Capital Corp. (Netherlands),
Gtd. Notes
2.200%	03/06/19		600	608,683
Univeg Holding BV (Netherlands),
Sr. Sec’d. Notes, RegS
7.875%	11/15/20	EUR	125	172,421

				7,086,729

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.125%	07/01/22		175	175,437
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
6.000%	10/15/21		158	167,480
CHS/Community Health Systems, Inc.,
Gtd. Notes, 144A
6.875%	02/01/22		736	780,160

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24		798	$802,987
Fresenius Medical Care US Finance, Inc. (Germany),
Gtd. Notes
6.875%	07/15/17		379	429,217
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23		320	334,800
Sr. Sec’d. Notes
3.750%	03/15/19		259	261,266
4.750%	05/01/23		161	160,799
5.000%	03/15/24		115	116,589
5.875%	03/15/22		667	722,861
6.500%	02/15/20		930	1,046,250
Howard Hughes Medical Institute,
Sr. Unsec’d. Notes
3.500%	09/01/23		1,000	1,029,564
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
6.375%	04/15/22		138	138,690
McKesson Corp.,
Sr. Unsec’d. Notes
5.700%	03/01/17		500	559,565
6.000%	03/01/41		300	361,517
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
6.625%	04/01/22(a)		185	193,787
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21		607	603,206
4.500%	04/01/21(a)		553	556,456
4.750%	06/01/20		230	235,175
6.000%	10/01/20		259	281,015
Sr. Unsec’d. Notes
8.125%	04/01/22(a)		581	672,507
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19(a)		675	684,281
Truven Health Analytics, Inc.,
Gtd. Notes
10.625%	06/01/20		270	296,325
Voyage Care Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.500%	08/01/18	GBP	250	450,310

				11,060,244

Healthcare Equipment & Services
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18		300	300,459
Catamaran Corp.,
Gtd. Notes
4.750%	03/15/21		209	211,090
IDH Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.000%	12/01/18	GBP	113	201,606

				713,155

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Healthcare Products — 0.2%
3AB Optique Developpement SAS (France),
Sr. Sec’d. Notes, RegS
5.625%	04/15/19	EUR	175	$237,231
Alere, Inc.,
Gtd. Notes
7.250%	07/01/18		80	87,200
8.625%	10/01/18		359	378,745
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		500	511,117
CareFusion Corp.,
Sr. Unsec’d. Notes
1.450%	05/15/17		115	114,914
3.875%	05/15/24		310	313,206
Covidien International Finance SA,
Gtd. Notes
3.200%	06/15/22		1,300	1,307,622
6.550%	10/15/37		450	590,840
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22		183	181,627
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes
8.750%	03/15/18		508	546,100
Ontex IV SA (Belgium),
Gtd. Notes, RegS
9.000%	04/15/19	EUR	208	307,600
Stryker Corp.,
Sr. Unsec’d. Notes
4.375%	05/15/44		500	497,508
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/16		400	427,410

				5,501,120

Holding Companies–Diversified — 0.1%
Carlson Travel Holdings, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
7.500%	08/15/19		203	207,060
CE Energy A/S (Czech Republic),
Sr. Unsec’d. Notes, RegS
7.000%	02/01/21	EUR	145	210,710
Co-operative Group Holdings (United Kingdom),
Gtd. Notes
6.875%	07/08/20	GBP	180	326,533
Leucadia National Corp.,
Sr. Unsec’d. Notes
5.500%	10/18/23		275	292,112
Monitchem HoldCo 3 SA (Luxembourg),
Sr. Sec’d. Notes, RegS
5.250%	06/15/21	EUR	109	150,373
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		611	659,880

				1,846,668

Home Builders — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Home Builders (continued)
6.875%	02/15/21		256	$256,000
Beazer Homes USA, Inc.,
Gtd. Notes
7.500%	09/15/21(a)		685	726,100
Gtd. Notes, 144A
5.750%	06/15/19		527	527,000
Sr. Sec’d. Notes
6.625%	04/15/18		627	667,755
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20		420	444,150
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21		700	749,000
K Hovnanian Enterprises, Inc.,
Gtd. Notes, 144A
7.000%	01/15/19		76	77,520
Sr. Sec’d. Notes, 144A
7.250%	10/15/20		598	648,830
KB Home,
Gtd. Notes
4.750%	05/15/19		407	410,053
7.000%	12/15/21		172	187,480
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19		48	49,140
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Sec’d. Notes
8.625%	05/15/19		731	796,790
Standard Pacific Corp.,
Gtd. Notes
8.375%	01/15/21(a)		775	918,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21		202	205,030
Weyerhaeuser Real Estate Co.,
Sr. Unsec’d. Notes, 144A
4.375%	06/15/19		355	355,888
5.875%	06/15/24		240	246,900
William Lyon Homes, Inc.,
Gtd. Notes
8.500%	11/15/20		220	246,125

				7,512,136

Home Furnishings
Brighthouse Group PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
7.875%	05/15/18	GBP	100	180,980
DFS Furniture Holdings PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
7.625%	08/15/18	GBP	100	182,614
Magnolia BC SA (France),
Sr. Sec’d. Notes, RegS
9.000%	08/01/20	EUR	275	399,151

				762,745

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
9.000%	02/15/20(a)	2,159	$1,805,464
9.000%	02/15/20(a)	1,239	1,031,467
MCE Finance Ltd. (Macau),
Gtd. Notes, 144A
5.000%	02/15/21	369	372,690
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21	774	845,595
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
3.900%	03/01/23	400	401,823
4.250%	03/01/22	250	256,945
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.250%	10/15/21	392	402,780

			5,116,764

Household Durables
Whirlpool Corp.,
Sr. Unsec’d. Notes
1.350%	03/01/17	475	475,307

Industrial Conglomerates
Danaher Corp.,
Sr. Unsec’d. Notes
2.300%	06/23/16	50	51,622
General Electric Co.,
Sr. Unsec’d. Notes
4.500%	03/11/44	225	234,436

			286,058

Insurance — 0.5%
ACE INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	930	938,097
Aflac, Inc.,
Sr. Unsec’d. Notes
6.450%	08/15/40	250	317,191
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20	406	428,837
Berkshire Hathaway Finance Corp.,
Gtd. Notes
0.950%	08/15/16	1,375	1,382,380
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.900%	01/31/17	200	204,813
2.200%	08/15/16	200	206,367
3.000%	02/11/23	600	599,266
Chubb Corp. (The),
Sr. Unsec’d. Notes
5.750%	05/15/18	700	802,612
CNO Financial Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	10/01/20	282	304,560
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22	475	518,431
Galaxy Bidco Ltd. (United Kingdom),
Sr. Sec’d. Notes, RegS

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
6.375%	11/15/20	GBP	100	$173,792
Genworth Holdings, Inc.,
Gtd. Notes
4.800%	02/15/24		575	614,432
Hockey Merger Sub 2, Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21		217	232,461
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		250	249,414
5.350%	06/01/21		100	112,336
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	06/03/24		375	374,491
Sr. Unsec’d. Notes, MTN
2.550%	10/15/18		300	306,621
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
6.500%	07/03/24		GBP 125	210,582
Protective Life Corp.,
Sr. Unsec’d. Notes
8.450%	10/15/39		100	145,609
Radian Group, Inc.,
Sr. Unsec’d. Notes
5.500%	06/01/19		545	556,581
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
3.900%	11/01/20		700	755,768
Trinity Acquisition PLC (United Kingdom),
Gtd. Notes
6.125%	08/15/43		450	499,019
Willis Group Holdings PLC,
Gtd. Notes
4.125%	03/15/16		100	104,560
XLIT Ltd. (Ireland),
Gtd. Notes
5.750%	10/01/21		300	349,817

				10,388,037

Internet Software & Services — 0.1%
Adria Bidco BV (Serbia),
Sr. Sec’d. Notes, RegS
7.875%	11/15/20		EUR 130	193,140
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.200%	11/29/17(a)		400	397,591
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19		200	200,779
3.250%	08/06/18		1,300	1,343,115
3.500%	11/28/22		250	245,605
Cerved Group SpA (Italy),
Sr. Sec’d. Notes, RegS
6.375%	01/15/20		EUR 100	148,114
Sr. Sub. Notes, RegS
8.000%	01/15/21		EUR 100	153,362

				2,681,706

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Leisure Equipment & Products
Brunswick Corp.,
Gtd. Notes, 144A
4.625%	05/15/21	207	$206,483

Machinery & Equipment — 0.1%
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19	205	218,837
Caterpillar, Inc.,
Sr. Unsec’d. Notes
4.300%	05/15/44	805	806,998
Roper Industries, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18	500	500,811

			1,526,646

Manufacturing
Crane Co.,
Sr. Unsec’d. Notes
2.750%	12/15/18	125	127,849
CTP Transportation Products LLC/CTP Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	12/15/19	220	237,050
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.375%	12/17/18	250	251,957
6.550%	10/01/17	200	231,437

			848,293

Media — 1.3%
21st Century Fox America, Inc.,
Gtd. Notes
5.300%	12/15/14	300	306,754
AMC Networks, Inc.,
Gtd. Notes
7.750%	07/15/21	185	206,969
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22	355	361,656
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23(a)	625	630,469
5.250%	09/30/22(a)	480	487,200
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	485	483,181
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19(a)	509	542,721
9.000%	03/01/21	381	407,670
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22(a)	1,547	1,663,362
7.625%	03/15/20	297	320,389
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21	700	754,250
Comcast Corp.,
Gtd. Notes
3.125%	07/15/22	1,800	1,826,757

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.500%	03/01/16		800	$834,797
3.550%	03/15/15		600	612,871
4.450%	04/01/24		300	318,097
5.150%	03/15/42		600	630,080
Discovery Communications LLC,
Gtd. Notes
3.700%	06/01/15		500	514,767
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18		601	625,040
4.625%	07/15/17		449	476,501
5.125%	05/01/20		80	84,100
Gannett Co., Inc.,
Gtd. Notes, 144A
5.125%	10/15/19		202	209,070
5.125%	07/15/20		61	62,601
6.375%	10/15/23		758	809,165
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45		200	200,398
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20		230	256,450
McClatchy Co. (The),
Sr. Sec’d. Notes
9.000%	12/15/22		300	342,375
MDC Partners, Inc.,
Gtd. Notes, 144A
6.750%	04/01/20		475	501,125
Midcontinent Communications & Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.250%	08/01/21		400	414,000
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18		680	732,700
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19		400	396,635
Jr. Sub. Notes, 144A
5.250%	03/29/49		100	104,500
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20(a)		224	241,360
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		235	236,763
Numericable Group SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		1,445	1,502,800
6.250%	05/15/24(a)		255	266,156
Sr. Sec’d. Notes, RegS
5.375%	05/15/22	EUR	135	196,178
5.625%	05/15/24	EUR	300	439,032
Radio One, Inc.,
Sr. Sub. Notes, 144A
9.250%	02/15/20		411	444,907
RCN Telecom Services LLC/RCN Capital Corp.,

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20		290	$310,300
Scripps Networks Interactive, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/16		200	208,096
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16		225	224,908
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42		400	389,392
5.000%	02/01/20		300	336,183
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19		800	795,929
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.500%	01/15/23		555	574,425
Sr. Sec’d. Notes, RegS
5.750%	01/15/23	EUR	690	1,029,851
Unitymedia KabelBW GmbH (Germany),
Sec’d. Notes, RegS
9.500%	03/15/21	EUR	140	218,761
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		580	643,075
Sr. Sec’d. Notes, 144A
5.125%	05/15/23(a)		347	367,386
6.875%	05/15/19		237	252,997
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19		1,100	1,102,958
2.500%	09/01/18		1,675	1,712,011
4.250%	09/15/15		1,000	1,042,999
VTR Finance BV (Chile),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		494	530,427
Wave Holdco LLC/Wave Holdco Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.250%	07/15/19		550	564,438

				29,747,982

Metals & Mining — 0.5%
APERAM (Luxembourg),
Sr. Unsec’d. Notes, 144A
7.375%	04/01/16		450	463,500
CONSOL Energy, Inc.,
Gtd. Notes
8.250%	04/01/20		566	612,695
Constellium NV (Netherlands),
Gtd. Notes, 144A
5.750%	05/15/24		362	380,100
Sr. Unsec’d. Notes, RegS
4.625%	05/15/21	EUR	195	277,360
Eco-Bat Finance PLC (United Kingdom),
Gtd. Notes, RegS
7.750%	02/15/17	EUR	280	396,977
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
6.750%	02/15/20(a)		716	$737,480
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.000%	04/01/17		113	116,673
Glencore Finance Canada Ltd. (Canada),
Gtd. Notes, 144A
6.000%	11/15/41		150	165,536
Global Brass & Copper, Inc.,
Sr. Sec’d. Notes
9.500%	06/01/19		120	136,800
Imperial Metals Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/15/19		90	92,363
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22		305	317,200
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20(a)		1,255	1,393,050
Ovako AB (Sweden),
Sr. Sec’d. Notes, RegS
6.500%	06/01/19	EUR	185	262,187
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21(a)		477	475,211
6.500%	09/15/20(a)		511	514,833
7.875%	11/01/26		395	413,763
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
2.250%	09/20/16		250	257,755
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes
9.000%	10/15/17		345	369,150
S&B Minerals Finance SCA/S&B Industrial Minerals North America, Inc. (Greece),
Sr. Sec’d. Notes, RegS
9.250%	08/15/20	EUR	165	255,103
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/22		269	272,363
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23		257	265,995
6.375%	08/15/22		309	336,037
Taseko Mines Ltd. (Canada),
Gtd. Notes
7.750%	04/15/19		202	203,010
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes, 144A
8.250%	06/07/21		400	448,000
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18		1,677	1,819,545

				10,982,686

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.000%	03/15/22		230	230,000

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Eaton Corp.,
Gtd. Notes
0.950%	11/02/15		400	$401,763
Gates Global LLC/Gates Global Co.,
Sr. Unsec’d. Notes, RegS
5.750%	07/15/22	EUR	180	245,242
Hydra Dutch Holdings 2BV (United Kingdom),
Sr. Sec’d. Notes, RegS
5.825%(c)	04/15/19	EUR	270	366,938
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
1.950%	03/01/19		1,100	1,101,225
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		75	76,881
5.750%	06/15/43		250	291,303

				2,713,352

Oil, Gas & Consumable Fuels — 2.1%
Antero Resources Finance Corp.,
Gtd. Notes
5.375%	11/01/21		228	236,550
Athlon Holdings LP/Athlon Finance Corp.,
Gtd. Notes, 144A
6.000%	05/01/22(a)		268	277,380
7.375%	04/15/21		216	235,440
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21		144	144,900
5.625%	06/01/24		119	119,446
Berry Petroleum Co.,
Sr. Unsec’d. Notes
6.375%	09/15/22		471	501,615
6.750%	11/01/20		186	195,765
Bonanza Creek Energy, Inc.,
Gtd. Notes
6.750%	04/15/21		378	404,460
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.237%	05/10/19		1,100	1,109,442
2.500%	11/06/22		900	858,893
3.200%	03/11/16		200	208,839
3.561%	11/01/21		150	156,842
3.814%	02/10/24(a)		800	826,522
Calfrac Holdings LP (Canada),
Gtd. Notes, 144A
7.500%	12/01/20		402	432,150
Carrizo Oil & Gas, Inc.,
Gtd. Notes
8.625%	10/15/18		205	216,019
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23		703	781,174
6.125%	02/15/21		373	417,760
6.625%	08/15/20		632	726,800
6.875%	11/15/20		370	429,200
Chevron Corp.,
Sr. Unsec’d. Notes
0.889%	06/24/16		475	478,028

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
2.427%	06/24/20	175	$177,577
Cie Generale de Geophysique - Veritas (France),
Gtd. Notes
6.500%	06/01/21(a)	561	556,793
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24	250	254,687
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
1.750%	05/09/18(a)	200	198,449
CNOOC Nexen Finance 2014 ULC (Canada),
Gtd. Notes
1.625%	04/30/17	1,100	1,102,824
Concho Resources, Inc.,
Gtd. Notes
5.500%	10/01/22	378	406,823
5.500%	04/01/23	840	903,000
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	100	136,938
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21	743	783,865
Denbury Resources, Inc.,
Gtd. Notes
5.500%	05/01/22	111	113,497
Diamondback Energy, Inc.,
Gtd. Notes, 144A
7.625%	10/01/21(a)	808	888,800
Drill Rigs Holdings, Inc. (Cyprus),
Sr. Sec’d. Notes, 144A
6.500%	10/01/17	431	440,697
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	250	258,570
El Paso LLC,
Gtd. Notes, MTN
7.750%	01/15/32	605	662,475
Energy XXI Gulf Coast, Inc.,
Gtd. Notes
7.750%	06/15/19	386	413,020
9.250%	12/15/17	110	117,150
Gtd. Notes, 144A
6.875%	03/15/24	177	180,540
EnQuest PLC (United Kingdom),
Gtd. Notes, 144A
7.000%	04/15/22	300	309,750
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sr. Sec’d. Notes
6.875%	05/01/19(a)	420	446,775
EXCO Resources, Inc.,
Gtd. Notes
7.500%	09/15/18	300	307,500
8.500%	04/15/22	188	203,040
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21	1,060	1,139,500
9.250%	02/15/22	208	227,240
9.750%	07/15/20(a)	338	368,843

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Hess Corp.,
Sr. Unsec’d. Notes
1.300%	06/15/17	225	$225,380
3.500%	07/15/24	145	145,286
5.600%	02/15/41	300	348,836
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
7.250%	10/01/20	83	90,470
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	383	383,000
7.625%	04/15/21	831	907,867
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.950%	04/15/22	1,300	1,375,295
4.000%	04/15/24	325	337,629
6.800%	09/15/37	200	264,067
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes, 144A
6.750%	04/01/22(a)	159	167,745
Kodiak Oil & Gas Corp.,
Gtd. Notes
5.500%	02/01/22	223	231,363
8.125%	12/01/19	193	213,747
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22	484	540,870
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/21	70	75,513
8.625%	04/15/20	738	797,040
Sr. Unsec’d. Notes
6.250%	11/01/19	430	450,425
Marathon Oil Corp.,
Sr. Unsec’d. Notes
0.900%	11/01/15	600	602,107
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.500%	03/15/21	990	1,049,400
7.000%	03/31/24(a)	956	1,053,990
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
7.625%	05/01/21	223	233,314
Memorial Resource Development Corp.,
Gtd. Notes, 144A
6.250%	07/01/22	528	531,960
Newfield Exploration Co.,
Sr. Sub. Notes
6.875%	02/01/20	565	598,900
Northern Oil and Gas, Inc.,
Gtd. Notes
8.000%	06/01/20	178	190,015
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	01/15/23	520	566,800
Offshore Group Investment Ltd.,
Sr. Sec’d. Notes
7.500%	11/01/19	647	684,203
Pacific Drilling SA,

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Sr. Sec’d. Notes, 144A
5.375%	06/01/20	464	$454,720
Parker Drilling Co.,
Gtd. Notes
7.500%	08/01/20	435	469,800
Gtd. Notes, 144A
6.750%	07/15/22	140	145,600
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22	490	523,075
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes
8.250%	02/15/20	208	226,720
PDC Energy, Inc.,
Gtd. Notes
7.750%	10/15/22	235	262,025
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20	231	258,143
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21(a)	300	312,669
6.750%	01/27/41	100	103,000
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	300	324,540
5.500%	01/21/21	100	112,250
6.500%	06/02/41(a)	800	930,000
Gtd. Notes, 144A
6.375%	01/23/45	650	754,813
Petroleum Geo-Services ASA (Norway),
Gtd. Notes, 144A
7.375%	12/15/18	530	565,775
Pioneer Energy Services Corp.,
Gtd. Notes, 144A
6.125%	03/15/22	106	109,843
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
5.250%	11/15/24	355	356,775
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.375%	10/01/22	233	239,990
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22(a)	106	112,360
5.000%	03/15/23(a)	246	261,990
5.750%	06/01/21	107	115,560
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23	584	578,160
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes, 144A
5.625%	07/15/22	269	272,363
Rosetta Resources, Inc.,
Gtd. Notes
5.875%	06/01/22	199	207,955
5.875%	06/01/24	204	212,160
Sabine Pass LNG LP,
Sr. Sec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
7.500%	11/30/16		669	$739,245
Sanchez Energy Corp.,
Gtd. Notes, 144A
6.125%	01/15/23(a)		457	471,853
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		125	135,469
7.500%	02/15/23		451	489,335
8.750%	01/15/20		531	570,825
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.250%	05/15/20		1,259	1,384,900
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	07/15/22		176	180,400
Shell International Finance BV (Netherlands),
Gtd. Notes
0.900%	11/15/16		1,500	1,506,174
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24		810	805,950
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42		650	614,257
Statoil ASA (Norway),
Gtd. Notes
1.950%	11/08/18		500	504,269
Stone Energy Corp.,
Gtd. Notes
7.500%	11/15/22		880	970,200
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
7.500%	07/01/21		291	317,190
Total Capital International SA (France),
Gtd. Notes
2.100%	06/19/19		800	803,571
2.750%	06/19/21		800	801,748

				49,626,472

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	12/15/17		972	1,024,245
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23		265	257,050
Metsa Board Oyj (Finland),
Sr. Unsec’d. Notes
4.000%	03/13/19	EUR	100	142,703
NewPage Corp.,
Sr. Sec’d. Notes(i)
11.375%	12/31/14(a)(g)		807	—
Sappi Papier Holding GmbH (South Africa),
Sr. Sec’d. Notes, 144A
8.375%	06/15/19		200	220,500
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Paper & Forest Products (continued)
7.500%	02/15/19		295	$308,275

				1,952,773

Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.200%	11/06/15		600	604,051
Allergan, Inc.,
Sr. Unsec’d. Notes
1.350%	03/15/18		325	313,712
3.375%	09/15/20		200	197,622
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
1.150%	05/15/17		1,100	1,098,713
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	09/18/42		350	333,483
6.450%	09/15/37(a)		500	648,935
Capsugel Financeco SCA,
Gtd. Notes, 144A
9.875%	08/01/19	EUR	100	147,556
Capsugel SA,
Sr. Unsec’d. Notes, 144A, PIK
7.000%	05/15/19		162	166,860
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.700%	03/15/18		350	348,753
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.650%	06/15/44		600	633,703
5.950%	11/15/37		300	374,050
Endo Finance LLC & Endo Finco, Inc.,
Gtd. Notes, 144A
5.375%	01/15/23		165	164,587
7.250%	01/15/22		101	109,080
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16		400	416,730
Forest Laboratories, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	02/01/19		484	522,144
5.000%	12/15/21		320	350,675
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
0.700%	03/18/16		600	601,485
6.375%	05/15/38		200	258,703
Grifols Worldwide Operations Ltd. (Spain),
Sr. Unsec’d. Notes, 144A
5.250%	04/01/22		321	333,037
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.900%	11/01/19		500	555,575
Novartis Capital Corp. (Switzerland),
Gtd. Notes
3.400%	05/06/24		1,100	1,114,141
4.400%	05/06/44(a)		700	728,565
Par Pharmaceutical Cos., Inc.,
Gtd. Notes
7.375%	10/15/20		224	240,800

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Perrigo Co. PLC,
Gtd. Notes, 144A
1.300%	11/08/16	1,500	$1,497,767
Salix Pharmaceuticals Ltd.,
Gtd. Notes, 144A
6.000%	01/15/21	77	82,583
Sanofi (France),
Sr. Unsec’d. Notes
1.250%	04/10/18	400	394,752
2.625%	03/29/16	400	414,295
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21(a)	394	405,327
6.375%	10/15/20	278	295,375
6.750%	08/15/18	966	1,040,865
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.150%	02/01/16	400	402,512

			14,796,436

Pipelines — 0.7%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23	454	478,403
4.875%	03/15/24	334	352,787
5.875%	04/15/21	697	745,790
6.125%	07/15/22	320	353,600
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18	800	813,341
4.150%	07/01/23	600	618,404
5.850%	11/15/43	250	278,574
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes, 144A
6.125%	03/01/22	261	274,703
DCP Midstream Operating LP,
Gtd. Notes
3.250%	10/01/15	600	616,501
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24	451	471,295
Sr. Sec’d. Notes, 144A
5.875%	01/15/24	890	930,050
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20	675	713,626
6.050%	06/01/41	100	113,583
9.000%	04/15/19	71	90,732
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43	200	196,189
5.100%	02/15/45	250	266,864
5.950%	02/01/41	300	357,089
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.500%	03/01/21	250	253,518
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
5.150%	10/15/43	500	547,863

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Pipelines (continued)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23		599	$610,980
6.250%	06/15/22		244	266,570
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
7.119%	12/15/17		159	161,385
ONEOK Partners LP,
Gtd. Notes
8.625%	03/01/19		200	252,496
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.000%	02/01/21		400	452,113
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23		848	884,040
Sr. Sec’d. Notes, 144A
5.625%	04/15/23		283	295,027
5.750%	05/15/24		1,425	1,485,563
Southern Star Central Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	07/15/22		480	483,600
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.450%	01/15/23		900	887,804
5.300%	04/01/44		300	315,647
6.100%	02/15/42		200	230,761
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.375%	08/01/22		185	201,187
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.550%	06/24/24		150	151,485

				15,151,570

Real Estate — 0.1%
Crescent Resources LLC/Crescent Ventures, Inc.,
Sr. Sec’d. Notes, 144A
10.250%	08/15/17		798	893,760
Realogy Group LLC,
Sr. Sec’d. Notes, 144A
7.625%	01/15/20		936	1,031,940
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
4.500%	04/15/19(a)		726	724,185
Rialto Holdings LLC/Rialto Corp.,
Gtd. Notes, 144A
7.000%	12/01/18		210	220,500
RPG Byty Sro (Czech Republic),
Sr. Sec’d. Notes, RegS
6.750%	05/01/20	EUR	220	314,802

				3,185,187

Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/19		325	340,000
4.625%	04/01/15		300	308,997
5.000%	02/15/24		800	868,902

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
5.050%	09/01/20		200	$222,853
5.900%	11/01/21		200	230,485
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23		940	979,950
Felcor Lodging LP,
Sr. Sec’d. Notes
6.750%	06/01/19		278	295,723
Geo Group, Inc. (The),
Gtd. Notes
5.875%	01/15/22		375	393,750
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.750%	10/15/23		125	123,872
iStar Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	11/01/17		135	135,506
5.000%	07/01/19		95	95,000
Rayonier AM Products, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24		63	64,103
Simon Property Group LP,
Sr. Unsec’d. Notes
4.750%	03/15/42		300	319,024
5.650%	02/01/20		100	116,829
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
6.950%	08/01/17		300	346,824

				4,841,818

Retail & Merchandising — 0.6%
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22		500	533,039
Bakkavor Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.250%	02/15/18	GBP	320	583,242
8.750%	06/15/20	GBP	200	383,352
Brinker International, Inc.,
Sr. Unsec’d. Notes
2.600%	05/15/18		175	174,999
CST Brands, Inc.,
Gtd. Notes
5.000%	05/01/23		489	489,000
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.300%	12/05/43(a)		300	339,140
Debenhams PLC (United Kingdom),
Gtd. Notes
5.250%	07/15/21	GBP	235	395,983
DriveTime Automotive Group, Inc./DT Acceptance Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/01/21		308	314,160
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21		1,200	1,388,741
Guitar Center, Inc.,
Gtd. Notes, 144A
9.625%	04/15/20(a)		215	204,787

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Retail & Merchandising (continued)
Hema Bondco I BV (Netherlands),
Sr. Sec’d. Notes, RegS
6.250%	06/15/19	EUR	210	$290,429
Hillman Group, Inc. (The),
Sr. Unsec’d. Notes, 144A
6.375%	07/15/22		216	216,000
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22		800	792,372
3.250%	06/10/24		800	802,285
Michaels Stores, Inc.,
Gtd. Notes
7.750%	11/01/18		192	203,040
Neiman Marcus Group, Inc. (The),
Gtd. Notes, 144A
8.000%	10/15/21(a)		1,354	1,458,935
New Look Bondco I PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.750%	05/14/18	GBP	100	182,691
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21		300	321,134
O’Reilly Automotive, Inc.,
Gtd. Notes
3.850%	06/15/23		725	740,296
4.625%	09/15/21		200	216,130
4.875%	01/14/21		400	437,478
Party City Holdings, Inc.,
Gtd. Notes
8.875%	08/01/20(a)		755	836,163
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22		348	366,270
Punch Taverns Finance B Ltd. (United Kingdom),
Sr. Sec’d. Notes
4.767%	06/30/33	GBP	33	55,434
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23(a)		225	228,555
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21		147	159,127
9.250%	03/15/20		183	208,620
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.500%	11/01/23		151	155,530
Starbucks Corp.,
Sr. Unsec’d. Notes
0.875%	12/05/16		475	475,461
Unique Pub Finance Co. PLC (The) (United Kingdom),
First Lien
6.542%	03/30/21	GBP	368	664,430
Walgreen Co.,
Sr. Unsec’d. Notes
5.250%	01/15/19		400	453,878
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/19		500	555,001

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Retail & Merchandising (continued)
6.875%	11/15/37	39	$50,033

			14,675,735

Road & Rail
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/16	325	349,124
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.250%	02/15/19(a)	150	152,645

			501,769

Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp.,
Sr. Unsec’d. Notes
3.300%	10/01/21	200	207,095
4.250%	12/15/42	300	293,938
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/18	250	252,952
3.375%	03/15/23	600	585,760
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.750%	06/01/18	485	486,213
5.750%	02/15/21	380	399,475
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.125%	03/15/19	250	250,442

			2,475,875

Software — 0.2%
Audatex North America, Inc.,
Gtd. Notes, 144A
6.125%	11/01/23	230	245,525
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	620	637,825
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, 144A, PIK
7.125%	05/01/21(a)	750	766,875
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19	1,066	1,187,257
Oracle Corp.,
Sr. Unsec’d. Notes
2.800%	07/08/21	505	504,520
4.500%	07/08/44	500	501,465

			3,843,467

Specialty Retail — 0.1%
Autozone, Inc.,
Sr. Unsec’d. Notes
1.300%	01/13/17	725	726,771
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.400%	03/15/45	205	208,116
5.875%	12/16/36	700	865,883
5.950%	04/01/41	300	375,983

			2,176,753

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Storage
Algeco Scotsman Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
9.000%	10/15/18	EUR	240	$350,019
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20		340	372,300

				722,319

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/06/21		1,400	1,412,061
3.850%	05/04/43(a)		1,100	1,011,812
4.450%	05/06/44(a)		275	278,647
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.750%	01/14/19		800	820,287
3.000%	09/15/16		400	416,541

				3,939,348

Telecommunications — 1.7%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
4.625%	07/01/17		290	299,425
6.750%	11/15/20(a)		645	686,925
Sr. Unsec’d. Notes
6.450%	03/15/29		637	630,630
Altice SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	05/15/22		530	565,775
Sr. Sec’d. Notes, RegS
7.250%	05/15/22	EUR	405	587,841
AT&T, Inc.,
Sr. Unsec’d. Notes
2.375%	11/27/18(a)		1,600	1,626,830
2.400%	08/15/16		100	103,047
4.800%	06/15/44		500	510,429
5.350%	09/01/40		850	924,562
5.550%	08/15/41(a)		500	560,626
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21(a)		274	252,765
Sr. Sec’d. Notes, 144A
7.000%	04/01/19(a)		265	265,000
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	02/14/17		225	225,203
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		750	752,912
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20		597	629,835
6.450%	06/15/21		125	135,625
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		210	214,200
5.500%	06/15/24(a)		216	219,510
Consolidated Communications Finance Co.,

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
Gtd. Notes
10.875%	06/01/20		245	$286,037
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		480	500,400
8.250%	09/30/20		1,005	1,095,450
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21		1,465	1,512,613
DigitalGlobe, Inc.,
Gtd. Notes
5.250%	02/01/21(a)		470	465,300
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.875%	05/15/22		260	262,600
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23		563	560,185
6.625%	12/15/22		135	140,906
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
6.750%	06/01/18		1,096	1,160,390
Phones4u Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
9.500%	04/01/18	GBP	583	1,027,673
Play Finance 2 SA (Poland),
Sr. Sec’d. Notes, RegS
5.250%	02/01/19	EUR	220	316,007
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		300	347,322
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	07/15/22		505	498,687
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		405	467,775
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20(a)		820	943,000
9.000%	11/15/18		1,751	2,123,087
Sr. Unsec’d. Notes
6.000%	12/01/16		427	464,896
Sprint Corp.,
Gtd. Notes, 144A
7.125%	06/15/24		295	312,700
7.875%	09/15/23		2,570	2,859,125
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, MTN
4.500%	01/25/21	EUR	270	394,763
4.875%	09/25/20	GBP	195	290,895
5.875%	05/19/23	GBP	450	805,965
6.375%	06/24/19	GBP	200	372,495
Telenet Finance V Luxembourg SCA (Luxembourg),
Sr. Sec’d. Notes, RegS
6.250%	08/15/22	EUR	232	348,270
6.750%	08/15/24	EUR	137	211,043
T-Mobile USA, Inc.,
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
6.125%	01/15/22(a)		73	$77,471
6.500%	01/15/24		522	557,887
6.633%	04/28/21		1,075	1,163,687
6.731%	04/28/22		530	571,737
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22		590	645,313
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.350%	06/09/17(a)		800	799,733
2.000%	11/01/16		1,600	1,633,488
3.650%	09/14/18		800	855,585
4.600%	04/01/21		400	441,214
4.750%	11/01/41		400	403,668
5.050%	03/15/34		500	533,633
6.550%	09/15/43		750	943,831
6.900%	04/15/38		200	257,482
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, RegS
7.000%	04/15/23	GBP	102	191,145
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.000%	04/15/21	GBP	1,274	2,300,229
Wind Acquisition Finance SA (Italy),
Sr. Sec’d. Notes, RegS
4.000%	07/15/20	EUR	720	983,431
4.203%(c)	07/15/20	EUR	335	461,055
Windstream Corp.,
Gtd. Notes
6.375%	08/01/23		45	45,619
7.750%	10/15/20		224	242,760
7.750%	10/01/21		190	207,575

				40,275,267

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24(a)		1,000	1,027,530
4.125%	09/11/15		500	520,255
5.375%	01/31/44(a)		1,200	1,314,401
Reynolds American, Inc.,
Gtd. Notes
1.050%	10/30/15		400	399,923
3.250%	11/01/22		300	289,429
4.850%	09/15/23		750	803,636
6.150%	09/15/43		100	114,515

				4,469,689

Toys/Games/Hobbies
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.150%	05/15/21		225	226,205

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.000%	03/15/23		600	590,215
4.375%	09/01/42		300	296,168
Ceva Group PLC (United Kingdom),
Sr. Sec’d. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Transportation (continued)
9.000%	09/01/21		125	$129,063
Florida East Coast Holdings Corp.,
Gtd. Notes, 144A
9.750%	05/01/20		235	248,219
Sr. Sec’d. Notes, 144A
6.750%	05/01/19		674	711,913
Gategroup Finance Luxembourg SA (Switzerland),
Gtd. Notes, RegS
6.750%	03/01/19	EUR	501	730,611
Global Ship Lease, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
10.000%	04/01/19		1,085	1,166,375
JCH Parent, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
10.500%	03/15/19		860	862,150

				4,734,714

Trucking & Leasing
GATX Corp.,
Sr. Unsec’d. Notes
2.500%	07/30/19		300	301,931
Jurassic Holdings III, Inc.,
Sec’d. Notes, 144A
6.875%	02/15/21		206	210,120

				512,051

Wireless Telecommunication Services — 0.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22		485	516,525
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	09/26/17		800	795,175

				1,311,700

TOTAL CORPORATE BONDS (cost $458,127,358)				474,481,359

FOREIGN GOVERNMENT BONDS — 0.3%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
1.250%	02/21/22	AUD	320	325,299
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	175	268,840
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
1.500%	04/15/16	EUR	1,310	2,151,237
Hashemite Kingdom of Jordan Government AID Bond (Jordan),
Gov’t. Gtd. Notes
1.945%	06/23/19		871	875,616
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
2.100%	09/15/16	EUR	225	344,482
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
3.500%	01/21/21		475	493,287
6.750%	09/27/34		500	647,500

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
3.000%	09/20/30	NZD	215	$195,443
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41		500	537,500
United Mexican States (Mexico),
Sr. Unsec’d. Notes
6.050%	01/11/40		100	121,200
Uruguay Government International (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		600	592,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $6,518,016)				6,552,904

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49		100	134,420
City of San Francisco CA Public Utilities Commission Water Revenue,
Revenue Bonds, BABs
6.000%	11/01/40		200	246,924
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34		150	182,863
Metropolitan Water District of Southern California,
Revenue Bonds, BABs
6.947%	07/01/40		200	234,554
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39		400	595,204

				1,393,965

Colorado
Denver City & County School District No 1,
Certificate Participation
4.242%	12/15/37		175	170,683

Florida
Florida Hurricane Catastrophe Fund Finance Corp.,
Revenue Bonds
1.298%	07/01/16		225	226,773

Georgia
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.637%	04/01/57		100	121,944

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40		100	124,094
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35		200	240,224

				364,318

New Jersey — 0.1%
New Jersey State Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40		400	576,420

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
New York
New York Build America Bonds,
General Obligation Unlimited, BABs
5.846%	06/01/40	215	$263,353
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	200	203,854

			467,207

Ohio
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.834%	02/15/41	100	140,802

Oregon
Oregon Department of Transportation,
Revenue Bonds, BABs
5.834%	11/15/34	200	250,128

Texas
Dallas Area Rapid Transit,
Revenue Bonds, BABs
5.999%	12/01/44	200	262,718

TOTAL MUNICIPAL BONDS (cost $3,915,602)			3,974,958

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Adjustable Rate Mortgage Trust,
Series 2005-3, Class 8A11
0.377%(c)	07/25/35	166	165,279
Banc of America Alternative Loan Trust,
Series 2003-11, Class 4A1
4.750%	01/25/19	241	243,966
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	273	275,109
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(c)	01/25/35	250	260,024
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.750%	11/25/19	121	123,454
Credit Suisse Mortgage Trust,
Series 2009-13R, Class 5A1, 144A
0.982%(c)	01/26/35	242	239,877
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1
1.752%(c)	01/25/24	709	721,589
GMAC Mortgage Corp. Loan Trust,
Series 2004-J5, Class A4
5.500%	01/25/35	5	5,473
Government National Mortgage Assoc.,
Series 2014-90, Class FA
0.551%(c)	10/20/38	2,008	2,022,230
MASTR Adjustable Rate Mortgages Trust,
Series 2004-14, Class M1
0.752%(c)	01/25/35	752	750,696
Medallion Trust (Australia),
Series 2005-2G, Class A
0.268%(c)	08/22/36	430	429,474

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
New Residential Advance Receivables Trust,
Series 2014-T1, Class A1, 144A
1.274%	03/15/45	300	$300,330
Series 2014-T1, Class B1, 144A
1.671%	03/15/45	100	100,050
RALI Trust,
Series 2004-QS4, Class A7
4.000%	03/25/34	172	176,270
Structured Agency Credit Risk Debt Notes,
Series 2013-DN2, Class M1
1.602%(c)	11/25/23	2,034	2,056,105

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $7,798,707)			7,869,926

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.0%
Fannie Mae Principal Strip, MTN
4.551%(s)	05/15/30	500	274,051
Federal Farm Credit Banks
1.690%	04/09/20	6,000	5,875,704
2.000%	04/04/22	447	432,662
Federal Home Loan Banks
3.375%	12/08/23	500	523,559
4.000%	09/01/28	245	257,595
Federal Home Loan Mortgage Corp.
1.763%(c)	06/01/43	78	79,480
2.472%(c)	05/01/43	71	70,869
2.500%	TBA	3,550	3,603,250
2.508%(c)	08/01/43	26	26,288
3.000%	03/01/27-04/01/43	7,511	7,536,890
3.000%	TBA	600	591,890
3.000%	TBA	450	466,453
3.247%(c)	08/01/41	320	339,081
3.500%	03/01/32-07/01/43	3,833	3,959,242
3.500%	TBA	4,000	4,111,564
3.500%	TBA	840	887,906
4.000%	12/01/40	1,149	1,218,870
4.000%	TBA	6,150	6,515,156
4.000%	TBA	1,200	1,272,703
4.500%	06/01/38-01/01/42	4,042	4,398,358
4.500%	TBA	700	757,598
4.500%	TBA	1,000	1,060,313
5.000%	01/01/37-03/01/38	792	877,150
5.000%	TBA	1,600	1,771,000
5.000%	TBA	400	424,614
5.500%	06/01/35-08/01/38	766	857,422
5.500%	TBA	1,900	2,120,318
6.000%	09/01/36	411	464,001
Federal National Mortgage Assoc.
1.923%(c)	04/01/43	154	157,081
1.938%(c)	05/01/43	643	656,745
2.088%(c)	06/01/43	269	270,369
2.491%(c)	08/01/42	364	373,931
2.500%	09/01/28	285	290,352
2.500%	TBA	740	701,497
2.500%	TBA	5,450	5,536,007

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.572%(s)	10/09/19	800	$703,013
2.798%(c)	08/01/41	520	543,970
3.000%	01/01/27-09/01/43	13,570	13,552,298
3.500%	05/01/32-05/01/43	15,864	16,388,099
4.000%	05/01/26-09/01/43	2,531	2,703,039
4.000%	TBA	18,257	19,375,353
4.000%	TBA	1,000	1,061,563
4.500%	04/01/44-06/01/44	4,314	4,688,023
4.500%	TBA	24,280	26,294,487
4.500%	TBA	1,300	1,379,828
5.000%	12/01/39-05/01/41	4,370	4,881,513
5.000%	TBA	8,600	9,524,500
5.000%	TBA	260	288,722
5.000%	TBA	400	424,485
5.500%	04/01/36-08/01/37	1,063	1,192,824
5.500%	TBA	1,500	1,679,347
6.000%	03/01/34	3,711	4,213,114
Financing Corp.
0.782%(s)	12/06/16	500	489,217
1.909%(s)	03/07/19	1,200	1,103,011
Government National Mortgage Assoc.
3.000%	05/15/43	477	481,051
3.000%	TBA	5,000	5,046,875
3.000%	TBA	400	403,000
3.500%	09/20/42-06/20/43	5,895	6,151,065
3.500%	TBA	3,050	3,177,004
3.500%	TBA	800	831,938
4.000%	12/15/40-05/20/42	2,604	2,791,202
4.000%	TBA	3,300	3,531,515
4.000%	TBA	1,650	1,762,406
4.500%	08/15/39-09/20/43	6,959	7,606,030
4.500%	TBA	1,000	1,088,945
5.000%	10/20/39	927	1,030,652
5.000%	TBA	1,000	1,101,119
5.000%	TBA	2,000	2,197,551
5.500%	07/20/40	1,577	1,761,099
6.000%	09/20/38-10/20/38	805	909,224
Resolution Funding Corp., Sr. Unsec’d. Notes
8.125%	10/15/19	500	656,625
Tennessee Valley Authority
5.880%	04/01/36	180	232,841

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $208,905,277)			210,006,517

U.S. TREASURY OBLIGATIONS — 5.9%
U.S. Treasury Bonds
3.375%	05/15/44	1,000	1,006,719
3.625%	08/15/43	4,000	4,225,000
4.500%	08/15/39(a)	2,000	2,437,812
6.250%	05/15/30	1,549	2,201,516
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-01/15/23	14,168	15,011,840
0.375%	07/15/23	2,515	2,611,414
0.625%	07/15/21-02/15/43	8,906	9,238,970
0.750%	02/15/42	1,288	1,271,814
1.125%	01/15/21	1,570	1,842,852
1.250%	07/15/20	760	905,261
1.375%	07/15/18-02/15/44	2,776	3,212,581

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
1.750%	01/15/28	1,200	$1,563,167
2.000%	01/15/26(k)	765	1,076,471
2.125%	02/15/40-02/15/41	1,283	1,785,845
2.375%	01/15/25-01/15/27	2,660	3,988,876
2.500%	07/15/16-01/15/29	2,349	3,153,532
3.375%	04/15/32	100	192,840
3.625%	04/15/28	720	1,481,941
3.875%	04/15/29	900	1,897,142
U.S. Treasury Notes
0.875%	04/30/17	562	563,010
0.875%	06/15/17(a)	9,600	9,603,754
1.000%	08/31/19	521	503,254
1.000%	03/31/17	387	389,298
1.125%	03/31/20	10,700	10,282,871
1.375%	06/30/18-09/30/18	55,460	55,534,476
1.500%	05/31/19(a)	125	124,375

TOTAL U.S. TREASURY OBLIGATIONS (cost $135,159,654)			136,106,631

TOTAL LONG-TERM INVESTMENTS (cost $1,600,511,190)			1,716,046,805

		Shares
SHORT-TERM INVESTMENTS — 34.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 34.4%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $798,833,601; includes $122,305,127 of cash collateral received for securities on loan)(b)(w)(Note 4)		798,833,601	798,833,601

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Currency Option EUR vs USD, expiring 07/05/14, @FX Rate 1.35	Deutsche Bank AG	7	—
Interest Rate Swap Options,
Receive a fixed rate of 1.66% and pay a floating rate based on 3-month LIBOR, expiring 01/07/15	Deutsche Bank AG	20	22,195
Receive a fixed rate of 3.35% and pay a floating rate based on 3-month LIBOR, expiring 05/15/17	Deutsche Bank AG	4	20,488

			42,683

Put Options
10 Year U.S. Treasury Notes Futures, expiring 07/25/14, Strike Price $122.00		14	219

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
expiring 07/25/14, Strike Price $124.00		14	$2,406
2 Year Euro$ Mid-Curve Futures, expiring 09/12/14, Strike Price $97.75		125	2,188
Currency Option EUR vs USD, expiring 07/05/14, @ FX Rate 1.39	Deutsche Bank AG	7	—
Interest Rate Swap Options, Pay a fixed rate of 1.66% and receive a floating rate based on 3-month LIBOR, expiring 01/07/15	Deutsche Bank AG	20	5,417
Pay a fixed rate of 4.35% and receive a floating rate based on 3-month LIBOR, expiring 05/15/17	Deutsche Bank AG	4	15,193

			25,423

TOTAL OPTIONS PURCHASED (cost $104,756)			68,106

TOTAL SHORT-TERM INVESTMENTS (cost $798,938,357)			798,901,707

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 108.3% (cost $2,399,449,547)			2,514,948,512

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (1.2)%
U.S. GOVERNMENT AGENCY OBLIGATIONS — (1.2)%
Federal National Mortgage Assoc.
3.000%	TBA	5,856	(5,784,745)
3.000%	TBA	3,886	(4,037,068)
3.500%	TBA	11,669	(12,011,571)
3.500%	TBA	4,950	(5,246,227)
Government National Mortgage Assoc.
4.500%	TBA	1,150	(1,255,701)

TOTAL SECURITIES SOLD SHORT (proceeds received $28,146,349)			(28,335,312)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN*
Call Options
Interest Rate Swap Options, Pay a fixed rate of 2.80% and receive a floating rate based on 3-month LIBOR, expiring 02/23/15	Deutsche Bank AG	4	$(6,608)
Put Options
10 Year U.S. Treasury Notes Futures, expiring 07/25/14, Strike Price $123.00		28	(1,312)
Interest Rate Swap Options, Receive a fixed rate of 3.85% and pay a floating rate based on 3-month LIBOR, expiring 01/23/15	Deutsche Bank AG	12	(1,183)
Receive a fixed rate of 3.80% and pay a floating rate based on 3-month LIBOR, expiring 02/23/15	Deutsche Bank AG	4	(704)
Receive a fixed rate of 3.20% and pay a floating rate based on 3-month LIBOR, expiring 07/30/15	Deutsche Bank AG	14	(25,760)

			(28,959)

TOTAL OPTIONS WRITTEN (premiums received $62,429)			(35,567)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 107.1% (cost $2,371,240,769)			2,486,577,633
Liabilities in excess of other assets(x) — (7.1)%			(163,933,410)

NET ASSETS — 100.0%			$2,322,644,223

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
BABs	Build America Bonds
bps	Basis Points
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CPTFEMU	Eurostat Eurozone HICP ex-Tobacco NSA
CVA	Certificate Van Aandelen (Bearer)
DJUBSTR	Dow Jones-UBS Commodity Index Total Return
FTSE	Financial Times and the London Stock Exchange Index
LIBOR	London Interbank Offered Rate
KOSPI	Korean Stock Exchange Index
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NIKKEI	Japanese Stock Market Index
PIK	Payment-in-Kind
REMIC	Real Estate Mortgage Investment Conduit
RMS G	MSCI US REIT Index
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
SPGCENP	S&P GSCI Energy Official Close Index
STOXX	Stock Index of Eurozone
TAIPEX	Taiwan Stock Exchange Index
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
TSX	Toronto Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	United States Dollar
*	Non-income producing security.
†	The Portfolio entered into a commitment to acquire an investment at a future date. Such commitment obligated the Portfolio to make future cash payments. Subsequent to the reporting period-end, the commitment settled, pursuant to which the Portfolio paid $2,844,899 and received preferred and common shares of the issuer as warrants.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $119,265,996; cash collateral of $122,305,127 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	Interest rate not available as of June 30, 2014.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the
following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
76	2 Year U.S. Treasury Notes	Sep. 2014	$16,674,915	$16,689,125	$14,210
42	5 Year U.S. Treasury Notes	Sep. 2014	5,003,969	5,017,359	13,390
517	10 Year Australian Treasury Bonds	Sep. 2014	432,190,102	433,359,082	1,168,980
398	10 Year U.S. Treasury Notes	Sep. 2014	49,744,863	49,818,406	73,543
54	20 Year U.S. Treasury Bonds	Sep. 2014	7,347,486	7,408,125	60,639
76	30 Year U.S. Ultra Treasury Bonds	Sep. 2014	11,234,971	11,395,250	160,279
841	British Pound Currency	Sep. 2014	88,210,388	89,855,594	1,645,206
327	Canadian Dollar Currency	Sep. 2014	30,384,759	30,603,930	219,171
3,068	Euro STOXX 50	Sep. 2014	137,131,576	135,776,749	(1,354,827)
386	Japanese Yen Currency	Sep. 2014	47,321,188	47,671,000	349,812
1,035	NASDAQ 100 E-Mini Index	Sep. 2014	78,483,015	79,498,350	1,015,335
964	Nikkei 225 Index	Sep. 2014	143,088,554	144,259,809	1,171,255
39	S&P 500 E-Mini	Sep. 2014	3,765,715	3,807,180	41,465

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Financial futures contracts open at June 30, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions (continued)
168	S&P/TSX 60 Index	Sep. 2014	$27,028,068	$27,196,776	$168,708

					4,747,166

Short Positions:
39	90 Day Euro Dollar	Jun. 2015	9,702,847	9,699,788	3,059
12	2Year U.S.Treasury Notes	Sep. 2014	2,634,895	2,635,125	(230)
318	5Year U.S.Treasury Notes	Sep. 2014	37,842,745	37,988,578	(145,833)
1	10 Year Japanese Bonds	Sep. 2014	1,433,296	1,437,738	(4,442)
1,776	10 Year U.S. Treasury Notes	Sep. 2014	221,844,389	222,305,250	(460,861)
13	20 Year U.S. Treasury Bonds	Sep. 2014	1,770,832	1,783,438	(12,606)
14	30 Year U.S. Ultra Treasury Bonds	Sep. 2014	2,090,745	2,099,125	(8,380)
945	Euro Currency	Sep. 2014	159,840,844	161,807,625	(1,966,781)
332	FTSE 100 Index.	Sep. 2014	38,562,500	38,130,682	431,818
86	S&P 500 E-Mini	Sep. 2014	8,306,680	8,395,320	(88,640)

					(2,252,896)

					$2,494,270

(1)	Cash of $30,614,000 and U.S. Treasury Obligation with a combined market value of $146,632 have been segregated with Goldman Sachs & Co. to cover requirement for open contracts at June 30, 2014.

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Brazilian Real,
Expiring 07/02/14	UBS AG	BRL	1,100	$490,743	$497,537	$6,794
Euro,
Expiring 07/23/14	Deutsche Bank AG	EUR	135	184,164	184,871	707
Expiring 07/23/14	UBS AG	EUR	892	1,217,815	1,221,524	3,709
Mexican Peso,
Expiring 07/23/14	Bank of America	MXN	4,571	350,603	351,673	1,070

				$2,243,325	$2,255,605	$12,280

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/23/14	Barclays Capital Group	AUD	337	$308,956	$317,185	$(8,229)
British Pound,
Expiring 07/23/14	Barclays Capital Group	GBP	7,218	12,126,118	12,350,487	(224,369)
Expiring 07/23/14	Barclays Capital Group	GBP	102	174,535	174,529	6
Expiring 07/23/14	Citigroup Global Markets	GBP	200	337,650	342,213	(4,563)
Euro,
Expiring 07/07/14	UBS AG	EUR	2,130	2,892,566	2,916,688	(24,122)
Expiring 07/23/14	Bank of America	EUR	235	325,759	321,814	3,945
Expiring 07/23/14	Barclays Capital Group	EUR	15,510	21,436,574	21,239,721	196,853
Expiring 07/23/14	Barclays Capital Group	EUR	434	590,471	594,328	(3,857)
Expiring 07/23/14	Barclays Capital Group	EUR	434	590,471	594,328	(3,857)
Expiring 07/23/14	Barclays Capital Group	EUR	403	554,266	551,876	2,390
Expiring 07/23/14	Barclays Capital Group	EUR	89	121,345	121,878	(533)
Expiring 07/23/14	Barclays Capital Group	EUR	76	104,119	104,076	43
Expiring 07/23/14	BNP Paribas	EUR	940	1,304,034	1,287,256	16,778
Expiring 07/23/14	BNP Paribas	EUR	200	272,656	273,884	(1,228)
Expiring 07/23/14	Deutsche Bank AG	EUR	530	725,794	725,793	1
Expiring 07/23/14	Deutsche Bank AG	EUR	385	527,167	527,227	(60)
Expiring 07/23/14	Deutsche Bank AG	EUR	120	166,338	164,330	2,008
Expiring 07/23/14	Goldman Sachs & Co.	EUR	265	366,470	362,896	3,574

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued)
Expiring 07/23/14	Goldman Sachs & Co.	EUR	100	$138,103	$136,942	$1,161
Expiring 07/23/14	Goldman Sachs & Co.	EUR	55	74,610	75,318	(708)
Expiring 07/23/14	Toronto Dominion	EUR	199	270,517	272,514	(1,997)
Expiring 07/23/14	UBS AG	EUR	250	341,120	342,355	(1,235)
Expiring 07/23/14	Westpac Banking Corp.	EUR	160	217,640	219,107	(1,467)
Expiring 09/12/14	Barclays Capital Group	EUR	388	526,758	531,824	(5,066)
Japanese Yen,
Expiring 09/12/14	Barclays Capital Group	JPY	20,225	198,981	199,754	(773)
Mexican Peso,
Expiring 07/23/14	Deutsche Bank AG	MXN	4,505	346,122	346,632	(510)
New Zealand Dollar,
Expiring 07/23/14	Bank of America	NZD	206	177,362	179,952	(2,590)

				$45,216,502	$45,274,907	$(58,405)

Cross currency exchange contracts outstanding at June 30, 2014:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
09/12/14	Buy	AUD	370	NOK	2,119	$2,591	UBS AG
09/12/14	Buy	NOK	2,125	AUD	378	(8,946)	JPMorgan Chase

						$(6,355)

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount# (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
EUR	485	11/19/15	0.000%	CPTFEMU(2)	$527	$698	$(171)	Deutsche Bank AG
	2,250	03/07/16	1.181%	CPI Urban	(57,393)	—	(57,393)	UBS AG
				Consumers(1)
	2,250	03/07/18	2.035%	CPI Urban	38,519	—	38,519	UBS AG
				Consumers(2)
	5,300	06/13/24	2.795%	CPI Urban	12,144	—	12,144	Deutsche Bank AG
				Consumers(2)

					$(6,203)	$698	$(6,901)

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
200	08/01/18	1.543%	3 month LIBOR(1)	$—	$(2,011)	$(2,011)
3,200	11/30/18	1.555%	3 month LIBOR(2)	—	5,896	5,896
17,200	07/30/20	2.169%	3 month LIBOR(1)	—	(345,296)	(345,296)
2,300	09/16/20	2.473%	3 month LIBOR(1)	—	(80,333)	(80,333)
39,100	05/02/21	2.296%	3 month LIBOR(2)	4,987	(536,630)	(541,617)
3,600	02/07/24	4.203%	3 month LIBOR(2)	—	91,987	91,987
3,800	02/11/24	4.230%	3 month LIBOR(2)	—	101,244	101,244
3,800	03/18/24	4.070%	3 month LIBOR(1)	—	71,835	71,835
600	07/02/24	2.620%	3 month LIBOR(1)	—	154	154
1,000	02/07/44	3.650%	3 month LIBOR(2)	—	(82,223)	(82,223)
900	02/10/44	3.670%	3 month LIBOR(2)	—	(77,263)	(77,263)
200	03/03/44	3.583%	3 month LIBOR(1)	—	(13,325)	(13,325)
100	03/03/44	3.584%	3 month LIBOR(1)	—	(6,688)	(6,688)

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
900	03/18/44	3.555%	3 month LIBOR(1)	$—	$(53,430)	$(53,430)
975	05/14/44	3.455%	3 month LIBOR(2)	—	(32,878)	(32,878)

				$4,987	$(958,961)	$(963,948)

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Cash of $2,255,360 has been segregated with Barclays Capital Group, UBS AG and Bank of America to cover requirement for open contracts as of June 30, 2014.

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Implied Credit Spread at June 30, 2014(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Caesars Entertainment, Inc.	12/20/15	5.000%	1,530	39.235%	$(547,859)	$(212,327)	$(335,532)	UBS AG
Caesars Entertainment, Inc.	06/20/17	5.000%	1,059	*	(565,139)	(244,599)	(320,540)	Deutsche Bank AG
Caesars Entertainment, Inc.	06/20/19	5.000%	2,200	*	(1,369,345)	(1,247,365)	(121,980)	Deutsche Bank AG
CCO Holdings LLC	09/20/17	8.000%	300	*	64,920	—	64,920	Deutsche Bank AG
Redhill Education Ltd.	09/20/15	5.000%	59	*	(31,118)	(5,499)	(25,619)	Deutsche Bank AG
Redhill Education Ltd.	09/20/15	5.000%	59	*	(31,120)	(5,506)	(25,614)	Deutsche Bank AG
Redhill Education Ltd.	09/20/15	5.000%	59	*	(31,120)	(4,511)	(26,609)	Deutsche Bank AG

					$(2,510,781)	$(1,719,807)	$(790,974)

Reference Entity/ Obligation	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps—Buy Protection(1):
Redhill Education Ltd.	09/20/18	59	5.000%	$37,576	$15,385	$22,191	Deutsche Bank AG
Redhill Education Ltd.	09/20/18	59	5.000%	37,576	15,149	22,427	Deutsche Bank AG
Redhill Education Ltd.	09/20/18	59	5.000%	37,576	13,729	23,847	Deutsche Bank AG

				$112,728	$44,263	$68,465

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreements outstanding at June 30, 2014:

Counterparty	Termination Date	Notional Amount# (000)	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America	09/12/15	90,000	Pay or receive amounts based on the market value fluctuation of the KOSPI 200 Index
Bank of America	07/06/15	76	Pay or receive amounts based on the market value fluctuation of the TAIEX Index	$(226,824)	$—	$(226,824)
			Pay fixed payments on the SPGCENP Index and receive variable payments based on the 1	332,642	—	332,642
Citigroup Global Markets	12/24/15	142	Month LIBOR +0bps Pay fixed payments on the DJUBSTR Index and receive variable payments based on the 3	(593,058)	—	(593,058)
Credit Suisse First Boston Corp.	09/05/15	549	Month U.S. Treasury Bill Rate Pay fixed payments on the DJUBSTR Index and receive variable payments based on the 3	(1,534)	—	(1,534)
Credit Suisse First Boston Corp.	09/05/15	273	Month U.S. Treasury Bill Rate Pay fixed payments on the RMS G Index and receive variable payments based on the 1 Month	216,681	—	216,681
Deutsche Bank AG	11/30/15	111	LIBOR +39bps	3,428,952	—	3,428,952

				$3,156,859	$—	$3,156,859

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$396,175,765	$101,502,498	$1,053,823
Exchange Traded Funds	206,352,433	—	—
Preferred Stocks	4,317,029	—	5,193,080
Asset-Backed Securities
Collateralized Debt Obligations	—	478,163	—
Collateralized Loan Obligations	—	6,195,978	1,526,392
Non-Residential Mortgage-Backed Securities	—	55,411,552	511,248
Residential Mortgage-Backed Securities	—	13,009,440	1,585,435
Bank Loans	—	33,260,576	592,881
Commercial Mortgage-Backed Securities	—	44,868,203	—
Convertible Bonds	—	5,020,014	—
Corporate Bonds	—	470,559,846	3,921,513
Foreign Government Bonds	—	6,552,904	—
Municipal Bonds	—	3,974,958	—
Residential Mortgage-Backed Securities	—	7,869,926	—
U.S. Government Agency Obligations	—	210,006,517	—
U.S. Treasury Obligations	—	136,106,631	—
Affiliated Money Market Mutual Fund	798,833,601	—	—
Options Purchased	4,813	63,293	—
Short Sales – U.S. Government Agency Obligations	—	(28,335,312)	—
Options Written	(1,312)	(8,495)	(25,760)
Other Financial Instruments*
Futures	2,494,270	—	—
Foreign Forward Currency Contracts	—	(52,480)	—
Interest Rate Swaps	—	(970,849)	—
Credit Default Swaps	—	(722,509)	—
Total Return Swaps	—	3,156,859	—

Total	$1,408,176,599	$1,067,947,713	$14,358,612

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (5.3% represents investments purchased with collateral from securities on loan)	34.4%
U.S. Government Agency Obligations	9.0
Exchange Traded Funds	8.9
U.S. Treasury Obligations	5.9
Oil, Gas & Consumable Fuels	3.8
Banks	3.2
Media	3.1
Pharmaceuticals	3.0
Non-Residential Mortgage-Backed Securities	2.4
Commercial Mortgage-Backed Securities	1.9
Telecommunications	1.8
Insurance	1.4
Health Care Providers & Services	1.2
Diversified Financial Services	1.2
Capital Markets	1.1
Technology Hardware, Storage & Peripherals	1.1
Specialty Retail	1.0
Commercial Services & Supplies	1.0
Residential Mortgage-Backed Securities	0.9
Hotels, Restaurants & Leisure	0.9
Metals & Mining	0.8
Internet Software & Services	0.8
Consumer Finance	0.8
Electric	0.8
Chemicals	0.8
Biotechnology	0.7
Retail & Merchandising	0.7
Pipelines	0.7
Software	0.6
Commercial Banks	0.6
Computer Services & Software	0.6
Industrial Conglomerates	0.6
Tobacco	0.6
Machinery	0.6
Aerospace & Defense	0.6
IT Services	0.5
Auto Components	0.5
Airlines	0.4
Energy Equipment & Services	0.4
Beverages	0.4
Household Durables	0.4
Collateralized Loan Obligations	0.4
Communications Equipment	0.3
Food & Staples Retailing	0.3

Automobiles	0.3%
Home Builders	0.3
Textiles, Apparel & Luxury Goods	0.3
Foods	0.3
Foreign Government Bonds	0.3
Containers & Packaging	0.3
Auto Parts & Equipment	0.3
Road & Rail	0.3
Entertainment & Leisure	0.3
Semiconductors & Semiconductor Equipment	0.3
Real Estate Investment Trusts (REITs)	0.2
Electronic Equipment, Instruments & Components	0.2
Transportation	0.2
Healthcare Products	0.2
Health Care Technology	0.2
Electrical Equipment	0.2
Distribution/Wholesale	0.2
Trading Companies & Distributors	0.2
Municipal Bonds	0.2
Paper & Forest Products	0.2
Consumer Products & Services	0.2
Building Materials	0.2
Real Estate	0.1
Diversified Telecommunication Services	0.1
Health Care Equipment & Supplies	0.1
Manufacturing	0.1
Food Products	0.1
Miscellaneous Manufacturing	0.1
Personal Products	0.1
Coal	0.1
Construction & Engineering	0.1
Agriculture	0.1
Holding Companies – Diversified	0.1
Internet & Catalog Retail	0.1
Electronic Components & Equipment	0.1
Machinery & Equipment	0.1
Environmental Control	0.1
Wireless Telecommunication Services	0.1
Multiline Retail	0.1
Apparel	0.1
U.S. Government Agency Obligations	(1.2)

107.1
Liabilities in excess of other assets	(7.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk, interest rate risk, equity risk and commodity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$1,765,216	*	Due from broker-variation margin	$1,867,416	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	50,663		Unrealized depreciation on over-the-counter swap agreements	57,564
Interest rate contracts	Premiums paid for swap agreements	698		—	—
Interest rate contracts	Unaffiliated investments	68,106		Written options outstanding, at value	35,567
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	241,630		Unrealized depreciation on foreign currency forward contracts	294,110
Foreign exchange contracts	Due from broker-variation margin	2,214,189	*	Due from broker-variation margin	1,966,781	*
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	133,385		Unrealized depreciation on over-the-counter swap agreements	855,894
Credit contracts	Premiums paid for swap agreements	44,263		Premiums received for swap agreements	1,719,807
Equity contracts	Due from broker-variation margin	2,828,581	*	Due from broker-variation margin	1,443,467	*
Equity contracts	Unrealized appreciation on over-the-counter swap agreements	3,978,275		Unrealized depreciation on over-the-counter swap agreements	821,416

Total		$11,325,006			$9,062,022

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-trade swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Purchased Options(1)	Futures	Written Options	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$—	$(54,807)	$963,467	$14,329	$2,510,629	$—	$3,433,618
Foreign exchange contracts	—	(14,627)	2,725,286	24,594	—	(1,107,101)	1,628,152
Credit contracts	—	—	—	—	6,633	—	6,633
Equity contracts	(295,791)	—	24,891,285	—	23,849,167	—	48,444,661

Total	$(295,791)	$(69,434)	$28,580,038	$38,923	$26,366,429	$(1,107,101)	$53,513,064

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(3)	Purchased Options(3)	Futures	Written Options	Swaps	Forward Currency Contracts(4)	Total
Interest rate contracts	$—	$(48,461)	$2,049,724	$28,195	$(3,489,412)	$—	$(1,459,954)
Foreign exchange contracts	—	(434)	916,783	(6,430)	—	726,639	1,636,558
Credit contracts	—	—	—	—	(123,308)	—	(123,308)
Equity contracts	141,445	—	(17,627,662)	—	552,869	—	(16,933,348)
Commodity contracts	—	—	(226,875)	—	—	—	(226,875)

Total	$141,445	$(48,895)	$(14,888,030)	$21,765	$(3,059,851)	$726,639	$(17,106,927)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts— Long Positions(3)	Futures Contracts— Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)	Interest Rate Swap Agreements(6)	Credit Default Swap Agreements— Buy Protection(6)	Credit Default Swap Agreements— Sell Protection(6)	Total Return Swap Agreements(6)
$86,452	$40,884	$1,009,981,967	$327,141,961	$2,608,305	$42,654,203	$81,825,524	$13,327,692	$5,239,395	$831,449

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Value at Settlement Date Payable.

(5)	Value at Settlement Date Receivable.

(6)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$337,657	$(229,414)	$—	$108,243
Barclays Capital Group	199,292	(199,292)	—	—
BNP Paribas	16,778	(1,228)	—	15,550
Citigroup Global Markets	—	—	—	—
Credit Suisse First Boston Corp.	216,681	(1,534)	(694,799)	—
Deutsche Bank AG	3,685,451	(2,062,838)	(2,500,000)	—
Goldman Sachs & Co.	4,735	(708)		4,027
JPMorgan Chase.	—	—	—	—
Toronto Dominion	—	—	—	—
UBS AG	51,613	(51,613)	—	—
Westpac Banking Corp.	—	—	—	—

	$4,512,207

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(229,414)	$229,414	$1,080,000	$—
Barclays Capital Group	(246,684)	199,292	1,180,360	—
BNP Paribas	(1,228)	1,228	—	—
Citigroup Global Markets	(597,621)	—	—	(597,621)
Credit Suisse First Boston Corp.	(1,534)	1,534	—	—
Deutsche Bank AG	(2,062,838)	2,062,838	—	—
Goldman Sachs & Co.	(708)	708	30,770,009	—
JPMorgan Chase.	(8,946)	—	—	(8,946)
Toronto Dominion	(1,997)	—	—	(1,997)
UBS AG	(630,609)	51,613	600,000	—
Westpac Banking Corp.	(1,467)	—	—	(1,467)

	$(3,783,046)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $119,265,996:
Unaffiliated investments (cost $1,600,615,946)	$1,716,114,911
Affiliated investments (cost $798,833,601)	798,833,601
Cash	131
Foreign currency, at value (cost $81,698,556)	81,583,095
Receivable for investments sold	525,804,080
Dividends and interest receivable	10,817,836
Unrealized appreciation on over-the-counter swap agreements	4,162,323
Receivable for fund share sold	1,425,724
Due from broker-variation margin	694,668
Tax reclaim receivable	565,858
Unrealized appreciation on foreign currency forward contracts	241,630
Premiums paid for swap agreements	44,961
Prepaid expenses and other assets	2,535

Total Assets	3,140,291,353

LIABILITIES:
Payable for investments purchased	611,462,062
Payable to broker for collateral for securities on loan	122,305,127
Due to broker	50,480,864
Securities sold short, at value (proceeds received $28,146,349)	28,335,312
Unrealized depreciation on over-the-counter swap agreements	1,734,874
Premiums received for swap agreements	1,719,807
Advisory fees payable	977,602
Unrealized depreciation on foreign currency forward contracts	294,110
Accrued expenses and other liabilities	205,452
Interest payable on investments sold short	70,030
Written options outstanding, at value (premiums received $62,429)	35,567
Distribution fee payable	25,416
Affiliated transfer agent fee payable	365
Deferred trustees’ fees	317
Payable for fund share repurchased	225

Total Liabilities	817,647,130

NET ASSETS	$2,322,644,223

Net assets were comprised of:
Paid-in capital	$1,932,549,211
Retained earnings	390,095,012

Net assets, June 30, 2014	$2,322,644,223

Net asset value and redemption price per share,
$2,322,644,223 / 193,879,018 outstanding shares of beneficial interest	$11.98

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$16,706,963
Unaffiliated dividend income (net of $220,739 foreign withholding tax)	7,626,169
Affiliated dividend income	466,756
Affiliated income from securities lending, net	137,514

24,937,402

EXPENSES
Advisory fees	10,773,817
Distribution fee	1,114,266
Custodian and accounting fees	301,000
Interest expense	59,372
Audit fee	29,000
Insurance expenses	15,000
Trustees’ fees	14,000
Legal fees and expenses	6,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	9,041

Total expenses	12,333,496

NET INVESTMENT INCOME	12,603,906

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	34,989,334
Futures transactions	28,580,038
Options written transactions	38,923
Short sales transactions	(809,485)
Swap agreements transactions	26,366,429
Foreign currency transactions	659,451

89,824,690

Net change in unrealized appreciation (depreciation) on:
Investments	18,960,702
Futures	(14,888,030)
Options written	21,765
Short sales	(227,937)
Swap agreements	(3,059,851)
Foreign currencies	(47,469)

759,180

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	90,583,870

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,187,776

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$12,603,906	$19,981,155
Net realized gain on investment and foreign currency transactions	89,824,690	123,685,529
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	759,180	64,895,790

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	103,187,776	208,562,474

FUND SHARE TRANSACTIONS:
Fund share sold [3,969,345 and 28,814,280 shares, respectively]	46,269,430	309,509,684
Fund share repurchased [2,971,702 and 7,683,730 shares, respectively]	(34,549,586)	(83,174,400)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	11,719,844	226,335,284

TOTAL INCREASE IN NET ASSETS	114,907,620	434,897,758
NET ASSETS:
Beginning of period	2,207,736,603	1,772,838,845

End of period	$2,322,644,223	$2,207,736,603

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST AQR Emerging Markets Equity Portfolio*	11,960	$127,610
AST AQR Large-Cap Portfolio*	351,181	4,424,885
AST ClearBridge Dividend Growth Portfolio*	173,984	2,213,082
AST Federated Aggressive Growth Portfolio*	29,165	408,015
AST Goldman Sachs Large-Cap Value Portfolio*	43,630	1,119,119
AST Goldman Sachs Mid-Cap Growth Portfolio*	11,607	84,499
AST Goldman Sachs Strategic Income Portfolio*	1,115,396	11,131,657
AST Herndon Large Cap Value Portfolio*	60,762	811,777
AST High Yield Portfolio*	655,374	5,655,880
AST International Growth Portfolio*	205,457	2,896,937
AST International Value Portfolio*	152,930	2,868,976
AST Jennison Large-Cap Growth Portfolio*	39,446	786,157
AST Jennison Large-Cap Value Portfolio*	46,948	843,661
AST Large-Cap Value Portfolio*	38,022	824,693
AST Loomis Sayles Large-Cap Growth Portfolio*	68,177	2,069,843
AST Lord Abbett Core Fixed Income Portfolio*	947,065	11,146,960
AST MFS Growth Portfolio*	98,165	1,538,245
AST MFS Large-Cap Value Portfolio*	57,090	824,377
AST Mid-Cap Value Portfolio*	4,496	86,016
AST Money Market Portfolio*	4,460,196	4,460,196
AST Neuberger Berman Core Bond Portfolio*	651,737	6,973,590
AST Neuberger Berman Mid-Cap Growth Portfolio*	2,388	79,058
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	3,317	87,034
AST Parametric Emerging Markets Equity Portfolio*	11,613	111,488
AST PIMCO Limited Maturity Bond Portfolio*	407,529	4,250,529

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
AST PIMCO Total Return Bond Portfolio*	2,194,090	$27,886,879
AST Prudential Core Bond Portfolio*	4,291,439	47,377,482
AST QMA Emerging Markets Equity Portfolio*	7,806	80,250
AST QMA Large-Cap Portfolio*	343,067	4,404,976
AST Small-Cap Growth Portfolio*	19,690	605,475
AST Small-Cap Value Portfolio*	51,110	1,093,751
AST T. Rowe Price Equity Income Portfolio*	84,368	1,103,535
AST T. Rowe Price Large-Cap Growth Portfolio*	36,402	774,266
AST T. Rowe Price Natural Resources Portfolio*	1,817	47,336
AST Western Asset Core Plus Bond Portfolio*	3,132,183	34,923,841
AST Western Asset Emerging Markets Debt Portfolio*	518,806	5,421,522

TOTAL LONG-TERM INVESTMENTS (cost $181,661,412)(w)		189,543,597

SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,062,156)(w)(Note 4)	1,062,156	1,062,156

TOTAL INVESTMENTS — 100.1% (cost $182,723,568)		190,605,753
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(215,126)

NET ASSETS — 100.0%		$190,390,627

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$190,605,753	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Investment Type
Core Bonds	75.5%
Large/Mid-Cap Growth	8.0
Emerging Markets	3.0
High Yield	3.0
Money Market	2.9

Large/Mid-Cap Value	2.4%
International Growth	1.5
International Value	1.5
Large/Mid-Cap Blend	1.2
Small-Cap Value	0.6
Small-Cap Growth	0.5

100.1
Liabilities in excess of other assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Affiliated investments (cost $182,723,568)	$190,605,753
Receivable for investments sold	2,659,509
Receivable for fund share sold	41,955
Dividends receivable	125
Prepaid expenses	64

Total Assets	193,307,406

LIABILITIES:
Payable for fund share repurchased	1,632,697
Payable for investments purchased	1,235,000
Accrued expenses and other liabilities	39,708
Advisory fees payable	9,009
Affiliated transfer agent fee payable	365

Total Liabilities	2,916,779

NET ASSETS	$190,390,627

Net assets were comprised of:
Paid-in capital	$181,237,498
Retained earnings	9,153,129

Net assets, June 30, 2014	$190,390,627

Net asset value and redemption price per share, $190,390,627 / 18,616,571 outstanding shares of beneficial interest	$10.23

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Affiliated dividend income	$504

EXPENSES
Advisory fees	117,271
Custodian and accounting fees	21,000
Audit fee	13,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense	90
Miscellaneous	3,286

Total expenses	173,647

NET INVESTMENT LOSS	(173,143)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions (including affiliated $1,408,336)	1,408,336
Net change in unrealized appreciation (depreciation) on investments (including affiliated $5,615,713)	5,615,713

NET GAIN ON INVESTMENTS	7,024,049

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,850,906

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	April 29, 2013* through December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(173,143)	$(176,267)
Net realized gain on investment transactions	1,408,336	212,018
Net change in unrealized appreciation (depreciation) on investments	5,615,713	2,266,472

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,850,906	2,302,223

FUND SHARE TRANSACTIONS:
Fund share sold [7,674,295 and 15,798,530 shares, respectively]	76,676,818	152,314,405
Fund share repurchased [2,242,923 and 2,613,331 shares, respectively]	(22,407,574)	(25,346,151)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	54,269,244	126,968,254

TOTAL INCREASE IN NET ASSETS	61,120,150	129,270,477
NET ASSETS:
Beginning of period	129,270,477	—

End of period	$190,390,627	$129,270,477

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 92.6%
COMMON STOCKS — 59.0%	Shares	Value (Note 2)
Aerospace & Defense — 1.5%
Airbus Group NV (France)	71,300	$4,780,524
Astronics Corp.*	14,960	844,492
BAE Systems PLC (United Kingdom)	350,000	2,592,343
Boeing Co. (The)	101,624	12,929,621
Curtiss-Wright Corp.	20,970	1,374,793
Finmeccanica SpA (Italy)*	572,400	5,435,483
Honeywell International, Inc.	88,755	8,249,777
Huntington Ingalls Industries, Inc.	27,137	2,566,889
Lockheed Martin Corp.	69,168	11,117,373
Meggitt PLC (United Kingdom)	368,586	3,191,221
Northrop Grumman Corp.	33,130	3,963,342
Rolls-Royce Holdings PLC (United Kingdom)*	246,123	4,496,825
Safran SA (France)	75,000	4,909,857
Senior PLC (United Kingdom)	118,600	574,429
Teledyne Technologies, Inc.*	21,400	2,079,438
Triumph Group, Inc.	13,310	929,304
United Technologies Corp.	74,690	8,622,961

		78,658,672

Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.*	140,790	1,178,412
Hub Group, Inc. (Class A Stock)*	21,970	1,107,288
Kintetsu World Express, Inc. (Japan)	3,600	152,841
United Parcel Service, Inc. (Class B Stock)	63,485	6,517,370

		8,955,911

Airlines — 0.4%
Alaska Air Group, Inc.	14,010	1,331,651
Delta Air Lines, Inc.	276,818	10,718,393
International Consolidated Airlines Group SA (United Kingdom)*	405,000	2,569,940
JetBlue Airways Corp.*(a)	75,520	819,392
Southwest Airlines Co.	207,629	5,576,915

		21,016,291

Auto Components — 0.4%
Continental AG (Germany)	22,100	5,109,759
Cooper Tire & Rubber Co.	37,730	1,131,900
Delphi Automotive PLC (United Kingdom)	53,480	3,676,215
Denso Corp. (Japan)	43,100	2,058,913
ElringKlinger AG (Germany)	25,300	1,042,590
Exedy Corp. (Japan)	38,000	1,131,002
Gentherm, Inc.*	14,010	622,745
Lear Corp.	34,439	3,076,091
Motorcar Parts of America, Inc.*	24,240	590,244
NHK Spring Co. Ltd. (Japan)	110,000	1,032,307
Tenneco, Inc.*	45,320	2,977,524

		22,449,290

Automobiles — 1.0%
Bayerische Motoren Werke AG (Germany)	47,929	6,069,238
Fuji Heavy Industries Ltd. (Japan)	44,500	1,233,930
General Motors Co.	256,380	9,306,594
Honda Motor Co. Ltd. (Japan)	160,800	5,611,078
Hyundai Motor Co. (South Korea)	3,874	878,316
Mazda Motor Corp. (Japan)	641,000	3,008,163
Renault SA (France)	30,100	2,720,881
Suzuki Motor Corp. (Japan)	94,000	2,948,928

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles (continued)
Toyota Motor Corp. (Japan)	270,400	$16,189,556
Yamaha Motor Co. Ltd. (Japan)	84,100	1,448,236

		49,414,920

Banks — 4.6%
Australia & New Zealand Banking Group Ltd. (Australia)	452,000	14,212,939
Axis Bank Ltd. (India), GDR, RegS	24,600	781,362
Banca Popolare dell’Emilia Romagna SC (Italy)*(a)	102,000	920,300
Bank of America Corp.	1,001,915	15,399,434
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	361,900	315,328
Banque Cantonale Vaudoise (Switzerland)	1,840	1,003,203
Banregio Grupo Financiero SAB de CV (Mexico)	69,500	412,173
Barclays PLC (United Kingdom)	1,301,205	4,739,974
BNP Paribas SA (France)	95,100	6,462,880
BOC Hong Kong Holdings Ltd. (China)	978,500	2,834,778
Boston Private Financial Holdings, Inc.	167,560	2,252,006
CaixaBank SA (Spain)	644,980	3,978,912
CaixaBank SA (Spain) (I-2014 Shares)*	7,413	45,731
Citigroup, Inc.	301,151	14,184,212
Commonwealth Bank of Australia (Australia)	100,000	7,626,825
CVB Financial Corp.	135,040	2,164,691
Dah Sing Financial Holdings Ltd. (Hong Kong)	186,000	983,949
East West Bancorp, Inc.	33,130	1,159,219
Erste Group Bank AG (Austria)	76,000	2,457,298
First Citizens BancShares, Inc. (Class A Stock)	3,470	850,150
FirstMerit Corp.	140,790	2,780,603
Hang Seng Bank Ltd. (Hong Kong)	210,000	3,429,192
HDFC Bank Ltd. (India), ADR	31,300	1,465,466
ICICI Bank Ltd. (India), ADR*	25,500	1,272,450
Intesa Sanpaolo SpA (Italy)	2,184,500	6,739,902
Investors Bancorp, Inc.	134,453	1,485,706
JPMorgan Chase & Co.	244,053	14,062,334
Jyske Bank A/S (Denmark)*	17,300	982,775
KBC Groep NV (Belgium)*	173,045	9,413,846
Liberbank SA (Spain)*	541,000	517,587
Lloyds Banking Group PLC (United Kingdom)*	6,576,782	8,359,532
M&T Bank Corp.(a)	30,440	3,776,082
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,349,800	8,286,041
Mizrahi Tefahot Bank Ltd. (Israel)	34,000	439,570
Nordea Bank AB (Sweden)	607,800	8,568,734
Opus Bank*	19,080	554,465
Regions Financial Corp.	322,884	3,429,028
Royal Bank of Canada (Canada)	57,300	4,096,194
Security Bank Corp. (Philippines)	150,300	424,627
Seven Bank Ltd. (Japan)	400,000	1,635,663
Shinhan Financial Group Co. Ltd. (South Korea)	11,180	515,804
Societe Generale SA (France)	81,500	4,274,078
South State Corp.	15,050	918,050
SpareBank 1 SR Bank ASA (Norway)*	79,400	773,438
Square 1 Financial, Inc. (Class A Stock)*	23,810	452,628
Standard Bank Group Ltd. (South Africa)	14,000	190,915

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Standard Chartered PLC (United Kingdom)	456,158	$9,323,860
Sumitomo Mitsui Financial Group, Inc. (Japan)	62,200	2,609,721
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	798,000	3,647,255
Suruga Bank Ltd. (Japan)	65,000	1,262,564
Svenska Handelsbanken AB (Sweden) (Class A Stock)	67,800	3,315,390
Swedbank AB (Sweden) (Class A Stock)	141,600	3,750,577
Synovus Financial Corp.	62,881	1,533,039
Talmer Bancorp, Inc. (Class A Stock)*	5,710	78,741
Toronto-Dominion Bank (The) (Canada)	76,400	3,932,948
Unione di Banche Italiane ScpA (Italy)	219,847	1,899,713
United Community Banks, Inc.	64,370	1,053,737
United Overseas Bank Ltd. (Singapore)	350,000	6,328,957
Wells Fargo & Co.	385,854	20,280,486
Western Alliance Bancorp*	56,380	1,341,844
Westpac Banking Corp. (Australia)	55,000	1,759,240
Yadkin Financial Corp.*	31,426	592,066

		234,340,212

Beverages — 1.3%
Anheuser-Busch InBev NV (Belgium)	127,900	14,695,757
Britvic PLC (United Kingdom)	98,264	1,223,328
C&C Group PLC (Ireland)	70,100	436,265
Cia Cervecerias Unidas SA (Chile), ADR	34,500	807,990
Coca-Cola Co. (The)	95,460	4,043,686
Coca-Cola Enterprises, Inc.	116,599	5,571,100
Coca-Cola HBC AG (Switzerland)*	20,130	462,107
Cott Corp. (Canada), (NYSE)	68,600	485,002
Cott Corp. (Canada), (XTSE)	78,800	556,817
Diageo PLC (United Kingdom)	209,754	6,680,441
Dr. Pepper Snapple Group, Inc.	133,460	7,818,087
Embotelladora Andina SA (Chile) (Class B Stock), ADR	17,200	389,408
Fomento Economico Mexicano SAB de CV (Mexico)	47,700	446,943
Monster Beverage Corp.*	158,130	11,231,974
PepsiCo, Inc.	38,180	3,411,001
SABMiller PLC (United Kingdom)	99,900	5,789,675

		64,049,581

Biotechnology — 0.7%
Ablynx NV (Belgium)*	49,600	610,916
Celldex Therapeutics, Inc.*(a)	42,780	698,170
CSL Ltd. (Australia)	120,682	7,575,586
Cubist Pharmaceuticals, Inc.*(a)	22,620	1,579,328
Cytokinetics, Inc.*	141,690	677,278
Genomic Health, Inc.*	26,950	738,430
Gilead Sciences, Inc.*	204,917	16,989,668
Idera Pharmaceuticals, Inc.*(a)	208,580	604,882
Medivation, Inc.*	35,710	2,752,527
Neurocrine Biosciences, Inc.*	4,060	60,250
NewLink Genetics Corp.*(a)	32,340	858,627
Repligen Corp.*	36,440	830,468
Sunesis Pharmaceuticals, Inc.*	124,410	811,153
Swedish Orphan Biovitrum AB (Sweden)*	112,000	1,496,298
Synageva Biopharma Corp.*	9,650	1,011,320
uniQure B.V. (Netherlands)*	1,400	19,026

		37,313,927

COMMON STOCKS (continued)	Shares	Value (Note 2)
Building Materials
Grasim Industries Ltd. (India), GDR	17,760	$1,014,668

Building Products — 0.3%
American Woodmark Corp.*	24,400	777,628
Assa Abloy AB (Sweden) (Class B Stock)	93,400	4,750,876
Builders FirstSource, Inc.*	107,266	802,350
Cie de St.-Gobain (France)	33,300	1,878,860
Daikin Industries Ltd. (Japan)	47,000	2,966,300
NCI Building Systems, Inc.*	45,110	876,487
Wienerberger AG (Austria)	48,900	819,355

		12,871,856

Capital Markets — 0.9%
Affiliated Managers Group, Inc.*	22,561	4,634,029
Ashmore Group PLC (United Kingdom)(a)	211,824	1,337,427
E*Trade Financial Corp.*	90,050	1,914,463
Eaton Vance Corp.	19,740	745,975
FXCM, Inc. (Class A Stock)(a)	84,820	1,268,907
GAM Holding AG (Switzerland)*	33,588	639,286
GCA Savvian Corp. (Japan)	118,000	1,097,571
GFI Group, Inc.	227,150	754,138
HFF, Inc. (Class A Stock)	42,380	1,576,112
Investment Technology Group, Inc.*	38,698	653,222
KIWOOM Securities Co. Ltd. (South Korea)	7,569	313,036
Macquarie Group Ltd. (Australia)	79,554	4,475,220
Morgan Stanley	212,644	6,874,780
National Holdings Corp.*	977,610	532,797
Nomura Holdings, Inc. (Japan)	425,900	3,016,781
Partners Group Holding AG (Switzerland)	4,910	1,341,388
RCS Capital Corp. (Class A Stock)	31,060	659,404
UBS AG (Switzerland)*	721,267	13,224,082
Virtus Investment Partners, Inc.*	4,410	933,818
Vontobel Holding AG (Switzerland)	32,117	1,120,908

		47,113,344

Chemicals — 1.2%
Air Liquide SA (France)	23,100	3,121,477
Arkema SA (France)	33,400	3,245,357
Asahi Kasei Corp. (Japan)	279,000	2,135,890
Ashland, Inc.	69,750	7,584,615
Eastman Chemical Co.	58,103	5,075,297
Elementis PLC (United Kingdom)	191,106	851,409
Ferro Corp.*	111,970	1,406,343
Incitec Pivot Ltd. (Australia)	313,230	856,357
Innospec, Inc.	30,410	1,312,800
Johnson Matthey PLC (United Kingdom)	21,993	1,166,183
JSR Corp. (Japan)	105,000	1,802,643
Koninklijke DSM NV (Netherlands)	60,000	4,366,343
Kuraray Co. Ltd. (Japan)	137,400	1,742,673
LyondellBasell Industries NV (Class A Stock)	93,843	9,163,769
Methanex Corp. (Canada)	32,200	1,990,754
Mitsui Chemicals, Inc. (Japan)	283,000	774,320
Nihon Parkerizing Co. Ltd. (Japan)	52,000	1,192,277
Nippon Shokubai Co. Ltd. (Japan)	109,000	1,465,117
Nufarm Ltd. (Australia)	469,570	2,060,746
Shin-Etsu Chemical Co. Ltd. (Japan)	41,100	2,499,219
Syngenta AG (Switzerland)	17,748	6,556,986
Tokyo Ohka Kogyo Co. Ltd. (Japan)	42,900	1,023,534

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Tronox Ltd. (Class A Stock)	46,000	$1,237,400

		62,631,509

Commercial Services & Supplies — 0.5%
Aeon Delight Co. Ltd. (Japan)	36,200	874,873
Civeo Corp.*	25,580	640,267
InnerWorkings, Inc.*	108,730	924,205
KAR Auction Services, Inc.	41,360	1,318,143
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	24,213	1,655,628
MSA Safety, Inc.	24,780	1,424,354
Multi-Color Corp.	72,440	2,898,324
Park24 Co. Ltd. (Japan)	193,900	3,526,506
Progressive Waste Solutions Ltd. (Canada)	16,300	418,403
Prosegur Cia de Seguridad SA (Spain)	112,800	808,272
Regus PLC (United Kingdom)	475,240	1,477,699
Sato Holdings Corp. (Japan)	52,000	1,369,053
Serco Group PLC (United Kingdom)	81,757	511,401
Shanks Group PLC (United Kingdom)	381,460	696,672
SP Plus Corp.*	3,731	79,806
Stericycle, Inc.*	38,175	4,520,683
Team, Inc.*	33,330	1,367,197
West Corp.	35,500	951,400

		25,462,886

Communications Equipment — 0.2%
Aruba Networks, Inc.*(a)	103,250	1,808,940
Harris Corp.	66,094	5,006,621
Ixia*	62,750	717,233
QUALCOMM, Inc.	46,490	3,682,008
VTech Holdings Ltd. (Hong Kong)	29,700	394,702

		11,609,504

Construction & Engineering — 0.3%
Balfour Beatty PLC (United Kingdom)	192,100	770,573
Chiyoda Corp. (Japan)	89,000	1,078,656
CTCI Corp. (Taiwan)	301,000	521,155
EMCOR Group, Inc.	56,650	2,522,625
Furmanite Corp.*	185,296	2,156,845
Larsen & Toubro Ltd. (India), GDR, RegS	55,100	1,546,657
Monadelphous Group Ltd. (Australia)	34,910	516,941
Vinci SA (France)	50,000	3,737,939

		12,851,391

Construction Materials — 0.3%
Adelaide Brighton Ltd. (Australia)	235,672	767,422
CRH PLC (Ireland)*	57,000	1,460,187
HeidelbergCement AG (Germany)	63,000	5,368,103
James Hardie Industries PLC (Ireland)	459,421	5,993,547
Martin Marietta Materials, Inc.(a)	7,170	946,799
U.S. Concrete, Inc.*	24,350	602,663

		15,138,721

Consumer Finance — 0.3%
Acom Co. Ltd. (Japan)*	343,800	1,637,423
AEON Financial Service Co. Ltd. (Japan)	32,800	857,853
Capital One Financial Corp.(a)	86,570	7,150,682
Encore Capital Group, Inc.*(a)	31,790	1,443,902
Regional Management Corp.*	32,070	496,123

COMMON STOCKS (continued)	Shares	Value (Note 2)
Consumer Finance (continued)
Springleaf Holdings, Inc.*	54,220	$1,407,009

		12,992,992

Containers & Packaging — 0.3%
Ball Corp.(a)	155,991	9,777,516
Berry Plastics Group, Inc.*	83,510	2,154,558
FP Corp. (Japan)	20,800	725,270
Graphic Packaging Holding Co.*	112,750	1,319,175
Rock-Tenn Co. (Class A Stock)	14,460	1,526,831

		15,503,350

Distributors
Core-Mark Holding Co., Inc.	25,320	1,155,352

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	95,500	4,142,328
Carriage Services, Inc.	28,420	486,835
Service Corp. International	68,830	1,426,158

		6,055,321

Diversified Financial Services — 0.8%
African Bank Investments Ltd. (South Africa)	219,400	140,078
Berkshire Hathaway, Inc. (Class B Stock)*	93,879	11,881,326
Bolsa Mexicana de Valores SAB de CV (Mexico)	170,400	361,066
Challenger Ltd. (Australia)	154,889	1,086,497
IG Group Holdings PLC (United Kingdom)	79,546	799,134
ING Groep NV (Netherlands), CVA*	389,600	5,467,058
Interactive Brokers Group, Inc. (Class A Stock)	95,900	2,233,511
Investment AB Kinnevik (Sweden) (Class B Stock)	69,600	2,965,547
Japan Exchange Group, Inc. (Japan)	37,300	919,304
London Stock Exchange Group PLC (United Kingdom)	71,099	2,441,002
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	301,400	1,732,537
NASDAQ OMX Group, Inc. (The)	28,380	1,096,036
ORIX Corp. (Japan)	416,000	6,897,612
Remgro Ltd. (South Africa)	27,700	599,176
Ricoh Leasing Co. Ltd. (Japan)	45,900	1,311,090

		39,930,974

Diversified Telecommunication Services — 1.8%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	780,000	1,459,840
BT Group PLC (United Kingdom)	597,041	3,923,175
China Communications Services Corp. Ltd. (China) (Class H Stock)	754,000	367,020
China Telecom Corp. Ltd. (China) (Class H Stock)	1,008,000	493,041
Cogent Communications Holdings, Inc.	26,130	902,791
FairPoint Communications, Inc.*(a)	68,821	961,429
HKT Trust and HKT Ltd. (Hong Kong)	7,160,000	8,437,065
Iliad SA (France)	10,505	3,175,378
Jazztel PLC (Spain)*	97,100	1,382,290
Koninklijke KPN NV (Netherlands)*	882,492	3,217,625
KT Corp. (South Korea)	22,770	687,264
Orange Polska SA (Poland)	99,900	319,085
Orange SA (France)	282,700	4,472,971
PCCW Ltd. (Hong Kong)	9,737,000	5,804,208

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services (continued)
Singapore Telecommunications Ltd. (Singapore)	1,766,000	$5,458,168
Swisscom AG (Switzerland)	15,760	9,154,616
TDC A/S (Denmark)	348,900	3,609,163
Telecom Italia SpA (Italy)*	2,519,000	3,188,303
Telefonica Brasil SA (Brazil)	33,900	605,889
Telenor ASA (Norway)	179,400	4,084,660
Telstra Corp. Ltd. (Australia)	1,726,061	8,479,751
Verizon Communications, Inc.	453,713	22,200,177

		92,383,909

Electric Utilities — 1.3%
American Electric Power Co., Inc.	152,770	8,519,983
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	573,000	3,958,362
Duke Energy Corp.	57,270	4,248,861
Edison International	214,720	12,477,380
Iberdrola SA (Spain)	754,500	5,771,579
Korea Electric Power Corp. (South Korea)	25,950	955,313
NextEra Energy, Inc.	38,180	3,912,686
Northeast Utilities	76,370	3,610,010
Pinnacle West Capital Corp.	64,960	3,757,286
Portland General Electric Co.	44,020	1,526,173
Power Assets Holdings Ltd. (Hong Kong)	477,500	4,179,527
PPL Corp.	114,550	4,069,961
Spark Infrastructure Group (Australia)	1,063,050	1,857,711
Tohoku Electric Power Co., Inc. (Japan)	110,000	1,287,349
Transmissora Alianca de Energia Eletrica SA (Brazil)	46,500	417,122
Xcel Energy, Inc.(a)	133,647	4,307,443

		64,856,746

Electrical Equipment — 0.6%
EnerSys	37,840	2,603,014
Generac Holdings, Inc.*(a)	40,550	1,976,407
Legrand SA (France)	67,600	4,139,865
LS Industrial Systems Co. Ltd. (South Korea)	8,607	560,564
Mitsubishi Electric Corp. (Japan)	509,000	6,287,545
Nidec Corp. (Japan)	44,600	2,742,916
OSRAM Licht AG (Germany)*	107,713	5,424,365
PKC Group OYJ (Finland)	58,300	1,670,048
Preformed Line Products Co.	11,580	623,351
Prysmian SpA (Italy)	31,100	702,318
Vestas Wind Systems A/S (Denmark)*	69,300	3,496,784

		30,227,177

Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc.*	60,241	3,639,159
Azbil Corp. (Japan)	30,200	773,409
CDW Corp.	51,490	1,641,501
Chroma ATE, Inc. (Taiwan)	193,000	540,214
CUI Global, Inc.*	30,470	255,948
Geovision, Inc. (Taiwan)	42,000	213,162
Hitachi Ltd. (Japan)	706,000	5,174,322
Hoya Corp. (Japan)	204,400	6,795,855
Ingenico (France)(a)	8,366	727,607
Ingram Micro, Inc. (Class A Stock)*	97,500	2,847,975
InvenSense, Inc.*(a)	121,180	2,749,574
Keyence Corp. (Japan)	6,400	2,798,641

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Kudelski SA (Switzerland)*	92,463	$1,620,592
Murata Manufacturing Co. Ltd. (Japan)	35,100	3,291,702
Oki Electric Industry Co. Ltd. (Japan)	222,000	493,642
Omron Corp. (Japan)	89,700	3,782,612
Oxford Instruments PLC (United Kingdom)	63,647	1,415,675
TDK Corp. (Japan)	55,000	2,582,289
TE Connectivity Ltd. (Switzerland)	92,636	5,728,610

		47,072,489

Energy Equipment & Services — 0.6%
Aker Solutions ASA (Norway)	89,900	1,560,312
Boustead Singapore Ltd. (Singapore)	832,000	1,257,571
Dril-Quip, Inc.*	14,320	1,564,317
Essential Energy Services Ltd. (Canada)*	268,800	695,270
Forum Energy Technologies, Inc.*	64,570	2,352,285
Halliburton Co.	177,885	12,631,614
Helix Energy Solutions Group, Inc.*	51,960	1,367,068
John Wood Group PLC (United Kingdom)	54,214	747,511
Pason Systems, Inc. (Canada)	27,300	767,537
RigNet, Inc.*	39,460	2,123,737
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	7,700	993,630
Technip SA (France)	28,100	3,070,246
TGS Nopec Geophysical Co. ASA (Norway)	21,800	696,034
Trican Well Service Ltd. (Canada)	30,400	490,879
Vantage Drilling Co.*	196,400	377,088
Western Energy Services Corp. (Canada)	105,300	1,099,332

		31,794,431

Food & Staples Retailing — 1.6%
Alimentation Couche Tard, Inc. (Canada) (Class B Stock)	171,800	4,706,166
Carrefour SA (France)	124,554	4,592,831
Chefs’ Warehouse, Inc. (The)*	33,790	668,028
Costco Wholesale Corp.	38,180	4,396,809
CVS Caremark Corp.	235,413	17,743,078
E-Mart Co. Ltd. (South Korea)	2,765	634,125
George Weston Ltd. (Canada)	57,300	4,226,684
Jeronimo Martins SGPS SA (Portugal)	17,300	284,439
Kroger Co. (The)	333,541	16,486,932
Lawson, Inc. (Japan)	38,100	2,859,688
Loblaw Cos. Ltd. (Canada)	95,500	4,261,946
Natural Grocers By Vitamin Cottage, Inc.*	22,330	478,085
President Chain Store Corp. (Taiwan)	75,000	601,058
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	9,992	512,194
Seven & I Holdings Co. Ltd. (Japan)	234,200	9,871,489
Shoprite Holdings Ltd. (South Africa)	20,900	302,828
Sundrug Co. Ltd. (Japan)	27,200	1,211,583
Woolworths Ltd. (Australia)	278,016	9,231,959

		83,069,922

Food Products — 2.6%
Amira Nature Foods Ltd. (United Arab Emirates)*(a)	4,500	61,605
Archer-Daniels-Midland Co.	269,628	11,893,291
Bunge Ltd.	58,636	4,435,227
ConAgra Foods, Inc.	222,580	6,606,174
Dairy Crest Group PLC (United Kingdom)	59,870	481,650
Danone SA (France)	53,971	4,013,201

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Darling Ingredients, Inc.*	75,790	$1,584,011
General Mills, Inc.	76,370	4,012,480
Hershey Co. (The)	38,180	3,717,587
Hormel Foods Corp.	57,270	2,826,275
Ingredion, Inc.	35,380	2,654,915
J.M. Smucker Co. (The)	38,180	4,068,843
Kellogg Co.	57,270	3,762,639
Kerry Group PLC (Ireland) (Class A Stock)	55,400	4,160,879
Lindt & Spruengli AG (Switzerland)	394	2,005,544
McCormick & Co., Inc.(a)	38,180	2,733,306
Mead Johnson Nutrition Co.	41,210	3,839,536
Mondelez International, Inc. (Class A Stock)	114,550	4,308,225
Nestle SA (Switzerland)	285,190	22,098,504
Ottogi Corp. (South Korea)	1,313	670,822
Saputo, Inc. (Canada)	76,400	4,577,341
SunOpta, Inc. (Canada)*(a)	121,200	1,706,496
Super Group Ltd. (Singapore)	538,000	608,973
Thai Union Frozen Products PCL (Thailand)	146,600	293,607
Toyo Suisan Kaisha Ltd. (Japan)	180,000	5,548,428
Tyson Foods, Inc. (Class A Stock)	169,220	6,352,519
Unilever NV (Netherlands), CVA	252,800	11,065,836
Unilever PLC (United Kingdom)	185,002	8,386,002
Uni-President Enterprises Corp. (Taiwan)	524,000	941,127
WhiteWave Foods Co. (The)*	34,310	1,110,615

		130,525,658

Gas Utilities — 0.1%
Atmos Energy Corp.	19,310	1,031,154
ENN Energy Holdings Ltd. (China)	48,000	344,674
South Jersey Industries, Inc.	21,790	1,316,334

		2,692,162

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	243,340	9,952,606
Baxter International, Inc.	57,270	4,140,621
Boston Scientific Corp.*	264,247	3,374,434
Ginko International Co. Ltd. (Taiwan)	16,000	277,095
Haemonetics Corp.*	41,240	1,454,947
Merit Medical Systems, Inc.*	75,810	1,144,731
Nagaileben Co. Ltd. (Japan)	34,700	715,728
Olympus Corp. (Japan)*	57,000	1,961,162
ResMed, Inc.(a)	75,310	3,812,945
Sartorius Stedim Biotech (France)	14,200	2,550,946
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	276,000	270,105
St Shine Optical Co. Ltd. (Taiwan)	14,000	345,922
Teleflex, Inc.	16,220	1,712,832
Top Glove Corp. Bhd (Malaysia)	218,600	311,120

		32,025,194

Health Care Providers & Services — 1.7%
Air Methods Corp.*(a)	51,370	2,653,261
AmerisourceBergen Corp.	57,270	4,161,238
Amplifon SpA (Italy)	97,500	613,162
Arseus NV (Belgium)	14,300	818,452
Bioscrip, Inc.*	88,400	737,256
Cardinal Health, Inc.	57,270	3,926,431
Catamaran Corp.*	19,100	843,439
CIGNA Corp.	43,900	4,037,483
DaVita HealthCare Partners, Inc.*	52,500	3,796,800

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
Express Scripts Holding Co.*	153,645	$10,652,208
Fleury SA (Brazil)	74,500	568,149
Fresenius SE & Co. KGaA (Germany)	31,895	4,756,680
Hanger, Inc.*	76,310	2,399,949
HCA Holdings, Inc.*	87,860	4,953,547
Humana, Inc.	29,590	3,779,235
McKesson Corp.	95,387	17,762,013
Miraca Holdings, Inc. (Japan)	130,800	6,339,104
Molina Healthcare, Inc.*(a)	37,430	1,670,501
Providence Service Corp. (The)*	20,960	766,926
Quest Diagnostics, Inc.(a)	48,590	2,851,747
Raffles Medical Group Ltd. (Singapore)	603,000	1,968,606
Ship Healthcare Holdings, Inc. (Japan)	17,100	600,106
Surgical Care Affiliates, Inc.*	33,030	960,512
Team Health Holdings, Inc.*	33,880	1,691,967
Universal Health Services, Inc. (Class B Stock)	9,230	883,865
US Physical Therapy, Inc.	21,570	737,478

		84,930,115

Health Care Technology — 0.1%
Cerner Corp.*	51,970	2,680,613
CompuGroup Medical AG (Germany)	44,200	1,257,146

		3,937,759

Hotels, Restaurants & Leisure — 1.3%
Bloomin’ Brands, Inc.*	56,640	1,270,435
Brinker International, Inc.	90,830	4,418,879
Cafe de Coral Holdings Ltd. (Hong Kong)	248,000	836,734
Carrols Restaurant Group, Inc.*	92,080	655,610
Chipotle Mexican Grill, Inc.*	2,270	1,344,998
Denny’s Corp.*	220,150	1,435,378
Einstein Noah Restaurant Group, Inc.	52,040	835,762
Fiesta Restaurant Group, Inc.*	27,363	1,269,917
Flight Centre Travel Group Ltd. (Australia)	30,228	1,266,672
Genting Hong Kong Ltd. (Hong Kong)	1,495,000	590,525
Gourmet Master Co. Ltd. (Taiwan)	78,000	604,729
InterContinental Hotels Group PLC (United Kingdom)	61,147	2,529,721
Interval Leisure Group, Inc.	44,940	985,984
Kuoni Reisen Holding AG (Switzerland)*	4,010	1,551,895
McDonald’s Corp.	38,180	3,846,253
McDonald’s Holdings Co. Japan Ltd. (Japan)(a)	133,600	3,752,603
Melco International Development Ltd. (Hong Kong)	245,000	740,670
Melia Hotels International SA (Spain)(a)	149,300	1,832,389
Minor International PCL (Thailand)	419,500	378,133
Oriental Land Co. Ltd. (Japan)	23,700	4,061,865
Papa John’s International, Inc.	30,518	1,293,658
Ruth’s Hospitality Group, Inc.	94,610	1,168,433
Sands China Ltd. (Hong Kong)	779,200	5,881,158
Shangri-La Asia Ltd. (Hong Kong)	1,112,000	1,742,375
Sodexo (France)	25,000	2,689,980
Starbucks Corp.	57,270	4,431,553
Whitbread PLC (United Kingdom)	34,000	2,564,966
Wowprime Corp. (Taiwan)	27,810	401,059
Wyndham Worldwide Corp.	67,780	5,132,302
Yum! Brands, Inc.	57,270	4,650,324

		64,164,960

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Durables — 0.5%
Consorcio ARA SAB de CV (Mexico)*	743,200	$344,862
De’ Longhi (Italy)	34,700	750,084
Iida Group Holdings Co. Ltd. (Japan)	156,300	2,375,531
M/I Homes, Inc.*	96,050	2,331,133
Man Wah Holdings Ltd. (China)	181,200	289,404
Persimmon PLC (United Kingdom)*	52,500	1,143,427
Redrow PLC (United Kingdom)	183,483	854,738
Taylor Wimpey PLC (United Kingdom)	2,586,472	5,041,133
Techtronic Industries Co. (Hong Kong)	741,500	2,377,022
Tupperware Brands Corp.	18,570	1,554,309
Whirlpool Corp.	45,780	6,373,492

		23,435,135

Household Products — 0.8%
Clorox Co. (The)(a)	38,180	3,489,652
Colgate-Palmolive Co.	38,180	2,603,112
Energizer Holdings, Inc.	6,077	741,576
Henkel AG & Co. KGaA (Germany)	26,000	2,614,708
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	130,400	365,966
LG Household & Health Care Ltd. (South Korea)	1,765	794,523
Procter & Gamble Co. (The)	88,580	6,961,502
PZ Cussons PLC (United Kingdom)	106,859	632,549
Reckitt Benckiser Group PLC (United Kingdom)	165,690	14,447,291
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	165,700	4,315,474
Unicharm Corp. (Japan)	38,800	2,313,308

		39,279,661

Independent Power & Renewable Electricity Producers — 0.1%
Boralex, Inc. (Canada) (Class A Stock)	87,100	1,106,045
China Longyuan Power Group Corp. (China) (Class H Stock)	387,000	420,104
Drax Group PLC (United Kingdom)	231,356	2,532,897
Pattern Energy Group, Inc.	50,800	1,681,988
Tractebel Energia SA (Brazil)	19,900	298,928

		6,039,962

Industrial Conglomerates — 0.4%
Danaher Corp.	65,142	5,128,630
Enka Insaat ve Sanayi A/S (Turkey)	184,500	500,848
General Electric Co.	182,393	4,793,288
Keppel Corp. Ltd. (Singapore)	260,000	2,250,683
LG Corp. (South Korea)	4,480	276,732
Quinenco SA (Chile)	268,064	555,018
Siemens AG (Germany)	24,588	3,246,456
Toshiba Corp. (Japan)	513,000	2,397,984

		19,149,639

Insurance — 2.1%
Aflac, Inc.	167,011	10,396,435
AIA Group Ltd. (Hong Kong)	1,581,800	7,947,934
Amtrust Financial Services, Inc.(a)	34,050	1,423,631
Aviva PLC (United Kingdom)	377,600	3,294,460
AXA SA (France)	313,100	7,481,005
Baloise Holding AG (Switzerland)	16,480	1,940,470
Catlin Group Ltd. (United Kingdom)	136,137	1,245,807
China Life Insurance Co. Ltd. (Taiwan)	494,000	455,815

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	111,000	$391,721
Direct Line Insurance Group PLC (United Kingdom)	612,100	2,824,743
Employers Holdings, Inc.	63,750	1,350,225
Euler Hermes Group (France)	11,200	1,345,778
Everest Re Group Ltd.	29,287	4,700,271
Fidelity & Guaranty Life	34,810	833,351
Friends Life Group Ltd. (United Kingdom)	706,914	3,811,817
Hilltop Holdings, Inc.*	57,870	1,230,316
Intact Financial Corp. (Canada)	57,300	3,951,206
Lancashire Holdings Ltd. (United Kingdom)	66,189	740,820
Meadowbrook Insurance Group, Inc.	131,900	948,361
MetLife, Inc.	187,462	10,415,389
Phoenix Cos. Inc/The*	1,230	59,520
Prudential PLC (United Kingdom)	439,212	10,062,934
Reinsurance Group of America, Inc.	101,110	7,977,579
Sampo OYJ (Finland) (Class A Stock)	89,900	4,544,662
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	2,827	719,522
SCOR SE (France)	16,000	550,928
Sony Financial Holdings, Inc. (Japan)	138,900	2,371,316
StanCorp Financial Group, Inc.	20,510	1,312,640
Third Point Reinsurance Ltd. (Bermuda)*	87,200	1,330,672
Tokio Marine Holdings, Inc. (Japan)	85,900	2,827,291
Travelers Cos., Inc. (The)	71,605	6,735,882
W.R. Berkley Corp.	59,340	2,748,035

		107,970,536

Internet & Catalog Retail — 0.1%
ASOS PLC (United Kingdom)*	7,300	369,700
Cj O Shopping Co. Ltd. (South Korea)	2,111	762,253
HomeAway, Inc.*	24,320	846,822
Rakuten, Inc. (Japan)	437,400	5,655,187

		7,633,962

Internet Software & Services — 0.8%
Bankrate, Inc.*	48,140	844,376
Endurance International Group Holdings, Inc.*(a)	54,110	827,342
Global Eagle Entertainment, Inc.*(a)	80,270	995,348
GMO internet, Inc. (Japan)	78,300	885,871
Google, Inc. (Class A Stock)*	22,661	13,249,207
Google, Inc. (Class C Stock)*	22,671	13,042,173
Internet Initiative Japan, Inc. (Japan)	25,500	626,699
IntraLinks Holdings, Inc.*	132,070	1,174,102
Kakaku.com, Inc. (Japan)	271,800	4,766,281
Move, Inc.*	85,390	1,262,918
NetEase, Inc. (China), ADR	4,000	313,440
Points International Ltd. (Canada)*	33,000	748,440
United Internet AG (Germany)	38,423	1,688,006

		40,424,203

IT Services — 1.0%
Accenture PLC (Class A Stock)	46,600	3,767,144
Alten SA (France)	25,200	1,197,343
Amadeus IT Holding SA (Spain) (Class A Stock)	140,000	5,771,262
AtoS (France)	24,308	2,024,633
Computer Sciences Corp.	51,008	3,223,706

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
EVERTEC, Inc. (Puerto Rico)	46,100	$1,117,464
Fujitsu Ltd. (Japan)	228,000	1,708,369
Genpact Ltd.*	74,300	1,302,479
Global Cash Access Holdings, Inc.*	104,160	927,024
Global Payments, Inc.	18,880	1,375,408
Heartland Payment Systems, Inc.(a)	31,050	1,279,571
Infosys Ltd. (India), ADR	16,200	871,074
International Business Machines Corp.	26,801	4,858,217
MasterCard, Inc. (Class A Stock)	111,663	8,203,881
MoneyGram International, Inc.*	56,300	829,299
Obic Co. Ltd. (Japan)	40,100	1,322,500
Total System Services, Inc.	133,641	4,197,664
Unisys Corp.*(a)	56,040	1,386,430
Virtusa Corp.*	52,820	1,890,956
Wipro Ltd. (India), ADR	25,500	303,195
Xerox Corp.	277,740	3,455,086

		51,012,705

Leisure Products — 0.1%
Amer Sports OYJ (Finland)	65,500	1,340,354
Brunswick Corp.	71,940	3,030,832
Goodbaby International Holdings Ltd. (China)	672,000	331,453

		4,702,639

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	170,516	9,794,439
Bio-Rad Laboratories, Inc. (Class A Stock)*	7,360	881,066
Bruker Corp.*	120,466	2,923,710
Lonza Group AG (Switzerland)*	1,948	211,842
Tecan Group AG (Switzerland)	12,330	1,409,671
Thermo Fisher Scientific, Inc.	43,957	5,186,926

		20,407,654

Machinery — 0.9%
Andritz AG (Austria)	38,300	2,213,021
Bodycote PLC (United Kingdom)	94,169	1,107,975
Caterpillar, Inc.	77,230	8,392,584
Commercial Vehicle Group, Inc.*	87,730	880,809
Deutz AG (Germany)	160,400	1,276,117
GEA Group AG (Germany)	134,276	6,347,786
Global Brass & Copper Holdings, Inc.	37,270	629,863
Glory Ltd. (Japan)	44,000	1,435,087
IHI Corp. (Japan)	243,000	1,132,725
Interpump Group SpA (Italy)	76,500	1,052,328
JTEKT Corp. (Japan)	119,400	2,014,621
Jungheinrich AG (Germany)	28,500	2,006,630
King Slide Works Co. Ltd. (Taiwan)	25,000	357,319
Komatsu Ltd. (Japan)	153,500	3,563,240
Konecranes OYJ (Finland)	33,200	1,070,910
Luxfer Holdings PLC (United Kingdom), ADR	47,900	907,705
Makita Corp. (Japan)	30,200	1,866,479
Navistar International Corp.*(a)	27,360	1,025,453
NGK Insulators Ltd. (Japan)	74,000	1,679,858
Nippon Thompson Co. Ltd. (Japan)	127,000	665,079
OC Oerlikon Corp. AG (Switzerland)*	50,360	728,951
Singamas Container Holdings Ltd. (Hong Kong)	3,084,000	628,630
THK Co. Ltd. (Japan)	45,700	1,077,401

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
TK Corp. (South Korea)*	14,649	$233,614
Trimas Corp.*	33,710	1,285,362
WABCO Holdings, Inc.*	25,167	2,688,339

		46,267,886

Marine — 0.1%
AP Moeller - Maersk A/S (Denmark) (Class B Stock)	1,550	3,853,741
SITC International Holdings Co. Ltd. (China)	327,000	133,784

		3,987,525

Media — 1.3%
Aimia, Inc. (Canada)	46,600	815,789
Altice SA (Luxembourg)*	57,200	3,985,124
Comcast Corp. (Class A Stock)(a)	266,948	14,329,769
CTS Eventim AG & Co KGaA (Germany)	22,328	636,854
Dentsu, Inc. (Japan)	54,000	2,199,140
Fuji Media Holdings, Inc. (Japan)	133,700	2,325,027
GFK SE (Germany)	14,900	776,702
Havas SA (France)	65,800	540,524
Informa PLC (United Kingdom)	134,560	1,102,443
IPSOS (France)	37,500	1,407,237
ITV PLC (United Kingdom)	1,961,427	5,977,324
MDC Partners, Inc. (Class A Stock)	63,000	1,353,870
Mediaset Espana Comunicacion SA (Spain)*	90,000	1,050,288
Megacable Holdings SAB de CV (Mexico)	91,000	384,804
Naspers Ltd. (South Africa) (Class N Stock)	3,900	459,197
Omnicom Group, Inc.	52,189	3,716,901
Phoenix Satellite Television Holdings Ltd. (Hong Kong)	1,818,000	677,735
Publicis Groupe SA (France)	24,000	2,034,155
Quebecor, Inc. (Canada) (Class B Stock)	64,100	1,551,063
Reed Elsevier NV (Netherlands)	90,301	2,073,604
Rentrak Corp.*	19,770	1,036,937
Rightmove PLC (United Kingdom)	21,000	769,779
RTL Group SA (Germany)	27,000	2,996,884
Sky Deutschland AG (Germany)*	262,000	2,414,179
Starz (Class A Stock)*	32,990	982,772
Time Warner Cable, Inc.	33,150	4,882,995
Viacom, Inc. (Class B Stock)	51,012	4,424,271

		64,905,367

Metals & Mining — 0.9%
BHP Billiton Ltd. (Australia)	94,878	3,235,787
BHP Billiton PLC (United Kingdom)	137,534	4,471,071
Copper Mountain Mining Corp. (Canada)*(a)	122,600	281,496
Detour Gold Corp. (Canada)*	53,500	732,018
Dominion Diamond Corp. (Canada)*	68,400	988,452
Dowa Holdings Co. Ltd. (Japan)	86,000	811,101
Franco-Nevada Corp. (Canada)	14,500	832,318
Fresnillo PLC (Mexico)	70,000	1,051,924
Hindalco Industries Ltd. (India), GDR, 144A	195,282	533,510
Hitachi Metals Ltd. (Japan)	110,000	1,677,130
JFE Holdings, Inc. (Japan)	92,000	1,902,947
Randgold Resources Ltd. (United Kingdom) .	75,358	6,345,704
Rio Tinto Ltd. (United Kingdom)	174,000	9,761,409
Rio Tinto PLC (United Kingdom)	255,879	13,815,928
Tahoe Resources, Inc.*	45,700	1,196,624

		47,637,419

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multiline Retail — 0.5%
Dollar General Corp.*	65,350	$3,748,476
Dollarama, Inc. (Canada)	57,300	4,717,497
Don Quijote Holdings Co. Ltd. (Japan)	48,500	2,705,881
Lifestyle International Holdings Ltd. (Hong Kong)	1,278,500	2,504,081
Macy’s, Inc.	174,381	10,117,586

		23,793,521

Multi-Utilities — 1.1%
Alliant Energy Corp.(a)	57,271	3,485,513
CenterPoint Energy, Inc.	19,090	487,559
CMS Energy Corp.	449,350	13,997,253
DTE Energy Co.	38,180	2,973,077
GDF Suez (France)	336,400	9,268,345
National Grid PLC (United Kingdom)	298,300	4,294,546
NiSource, Inc.	21,910	861,939
PG&E Corp.	76,370	3,667,287
RWE AG (Germany)	115,900	4,970,736
SCANA Corp.	57,274	3,081,914
Sempra Energy	38,180	3,997,828
Suez Environnement Co. (France)	140,000	2,678,225
YTL Corp. Bhd (Malaysia)	1,001,300	505,522

		54,269,744

Oil, Gas & Consumable Fuels — 3.1%
Alon USA Energy, Inc.	49,070	610,431
Ardmore Shipping Corp. (Ireland)	42,528	588,162
BG Group PLC (United Kingdom)	732,414	15,454,864
Chevron Corp.	170,562	22,266,869
Diamondback Energy, Inc.*	8,170	725,496
EOG Resources, Inc.	87,980	10,281,343
EQT Corp.	71,670	7,661,523
Exxon Mobil Corp.	136,128	13,705,367
Hess Corp.	43,660	4,317,537
Inpex Corp. (Japan)	180,000	2,738,196
Inter Pipeline Ltd. (Canada)	31,800	987,035
JX Holdings, Inc. (Japan)	290,000	1,551,855
Laredo Petroleum, Inc.*	56,550	1,751,919
Marathon Oil Corp.	263,672	10,525,786
Memorial Resource Development Corp.*	5,200	126,672
Northern Oil and Gas, Inc.*(a)	67,300	1,096,317
Oil Search Ltd. (Australia)	430,399	3,927,172
ONEOK, Inc.	51,380	3,497,950
Phillips 66	63,728	5,125,643
Rice Energy, Inc.*	18,570	565,457
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	492,311	20,343,534
San-Ai Oil Co. Ltd. (Japan)	126,000	949,298
Total SA (France)	310,750	22,482,672
Tullow Oil PLC (United Kingdom)	20,000	291,774
Valero Energy Corp.	77,893	3,902,439
Western Refining, Inc.	24,440	917,722
World Fuel Services Corp.	76,770	3,779,387

		160,172,420

Paper & Forest Products — 0.3%
Canfor Corp. (Canada)*	55,900	1,223,770
International Paper Co.	165,177	8,336,483
Mondi PLC (United Kingdom)	63,969	1,161,345

COMMON STOCKS (continued)	Shares	Value (Note 2)
Paper & Forest Products (continued)
Stora Enso OYJ (Finland) (Class R Stock)	244,200	$2,374,143

		13,095,741

Personal Products — 0.2%
Elizabeth Arden, Inc.*	33,170	710,501
Estee Lauder Cos., Inc. (The) (Class A Stock)	129,200	9,594,392
Hengan International Group Co. Ltd. (China)	45,500	479,141
Natura Cosmeticos SA (Brazil)	26,000	441,276

		11,225,310

Pharmaceuticals — 4.2%
AbbVie, Inc.	172,562	9,739,399
Actavis PLC*(a)	19,100	4,260,255
Allergan, Inc.	32,901	5,567,507
Astellas Pharma, Inc. (Japan)	788,600	10,370,537
AstraZeneca PLC (United Kingdom)	112,991	8,406,223
Bayer AG (Germany)	110,000	15,518,056
Bristol-Myers Squibb Co.	351,323	17,042,679
Cempra, Inc.*(a)	85,370	916,020
Dr Reddy’s Laboratories Ltd. (India), ADR	19,000	819,850
Endo International PLC*	21,110	1,478,122
Hikma Pharmaceuticals PLC (United Kingdom)	182,910	5,249,818
Johnson & Johnson	97,956	10,248,157
Merck & Co., Inc.	310,282	17,949,814
Mitsubishi Tanabe Pharma Corp. (Japan)	286,400	4,287,141
Novartis AG (Switzerland)	181,703	16,454,731
Novo Nordisk A/S (Denmark) (Class B Stock)	183,500	8,469,069
Perrigo Co. PLC(a)	24,700	3,600,272
Pfizer, Inc.	81,495	2,418,772
Roche Holding AG (Switzerland)	90,055	26,832,508
Rohto Pharmaceutical Co. Ltd. (Japan)	29,100	452,646
Sagent Pharmaceuticals, Inc.*	31,480	814,073
Salix Pharmaceuticals Ltd.*(a)	14,740	1,818,179
Sanofi (France)	89,935	9,559,153
Santen Pharmaceutical Co. Ltd. (Japan)	101,200	5,701,109
Shire PLC (Ireland)	201,855	15,834,046
Teva Pharmaceutical Industries Ltd. (Israel)	9,100	478,050
Teva Pharmaceutical Industries Ltd. (Israel), ADR	82,800	4,340,376
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	208,000	303,840
UCB SA (Belgium)	42,000	3,553,291

		212,483,693

Professional Services — 0.7%
Adecco SA (Switzerland)*	37,587	3,093,182
Bureau Veritas SA (France)	84,390	2,343,803
Capita PLC (United Kingdom)	125,790	2,464,374
CBIZ, Inc.*	61,240	552,997
Dun & Bradstreet Corp. (The)	26,140	2,880,628
ManpowerGroup, Inc.	64,318	5,457,382
Meitec Corp. (Japan)	56,900	1,776,317
On Assignment, Inc.*	34,440	1,225,031
Seek Ltd. (Australia)	160,909	2,406,254
SGS SA (Switzerland)	1,530	3,661,175
Sthree PLC (United Kingdom)	94,310	626,299

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Professional Services (continued)
Teleperformance (France)	31,800	$1,948,127
TriNet Group, Inc.*	18,030	433,982
Verisk Analytics, Inc. (Class A Stock)*	130,930	7,858,418

		36,727,969

Real Estate Investment Trusts (REITs) — 1.9%
Acadia Realty Trust	7,200	202,248
Alexandria Real Estate Equities, Inc.	23,750	1,843,950
Arbor Realty Trust, Inc.	136,089	945,819
Armada Hoffler Properties, Inc.	135,154	1,308,291
Ashford Hospitality Prime, Inc.	56,460	968,854
AvalonBay Communities, Inc.	2,750	391,023
Boardwalk Real Estate Investment Trust (Canada)	8,900	544,318
Boston Properties, Inc.	23,650	2,794,957
British Land Co. PLC (United Kingdom)	202,845	2,437,297
Cedar Realty Trust, Inc.	51,770	323,563
Coresite Realty Corp.	41,670	1,378,027
Corrections Corp. of America	14,800	486,180
Cousins Properties, Inc.	32,300	402,135
Crown Castle International Corp.	52,840	3,923,898
CyrusOne, Inc.	11,000	273,900
Daiwa Office Investment Corp. (Japan)(a)	190	904,512
DCT Industrial Trust, Inc.	139,000	1,141,190
Digital Realty Trust, Inc.(a)	29,200	1,702,944
Douglas Emmett, Inc.	27,500	776,050
Dream Industrial Real Estate Investment Trust (Canada)	28,900	263,527
Education Realty Trust, Inc.	82,530	886,372
Equity LifeStyle Properties, Inc.	48,830	2,156,333
Equity One, Inc.	2,100	49,538
Equity Residential(a)	15,600	982,800
Essex Property Trust, Inc.	12,500	2,311,375
Eurocommercial Properties NV (Netherlands), CVA	23,659	1,168,023
Excel Trust, Inc.	18,000	239,940
Extra Space Storage, Inc.	6,500	346,125
Federal Realty Investment Trust	15,250	1,844,030
FelCor Lodging Trust, Inc.	207,440	2,180,194
Fortune Real Estate Investment Trust (Hong Kong)	794,000	696,915
Goodman Group (Australia)	252,314	1,201,265
Great Portland Estates PLC (United Kingdom)	101,041	1,113,059
Hansteen Holdings PLC (United Kingdom)	401,807	706,903
HCP, Inc.	50,000	2,069,000
Health Care REIT, Inc.	9,100	570,297
Host Hotels & Resorts, Inc.(a)	48,700	1,071,887
Investa Office Fund (Australia)	199,555	640,011
Kite Realty Group Trust	9,300	57,102
LaSalle Hotel Properties(a)	40,600	1,432,774
Lexington Realty Trust(a)	43,000	473,430
Liberty Property Trust	9,300	352,749
Mid-America Apartment Communities, Inc.	22,200	1,621,710
Mirvac Group (Australia)	980,693	1,650,331
National Retail Properties, Inc.(a)	42,500	1,580,575
Nippon Prologis REIT, Inc. (Japan)	955	2,227,193
NorthStar Realty Finance Corp.	143,460	2,493,335
Piedmont Office Realty Trust, Inc. (Class A Stock)(a)	78,600	1,488,684

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Post Properties, Inc.	27,700	$1,480,842
ProLogis, Inc.	36,500	1,499,785
Public Storage	15,300	2,621,655
RAIT Financial Trust	167,720	1,387,044
Redwood Trust, Inc.(a)	80,880	1,574,734
Scentre Group (Australia)*	681,504	2,056,401
Segro PLC (United Kingdom)	223,044	1,316,700
Select Income REIT	3,500	103,740
Senior Housing Properties Trust	59,000	1,433,110
Simon Property Group, Inc.	34,250	5,695,090
SL Green Realty Corp.	19,300	2,111,613
Spirit Realty Capital, Inc.	22,400	254,464
STAG Industrial, Inc.	90,430	2,171,224
Sun Communities, Inc.	500	24,920
Taubman Centers, Inc.	21,500	1,629,915
Terreno Realty Corp.	16,300	315,079
UDR, Inc.	36,800	1,053,584
Unibail-Rodamco SE (France)	15,500	4,510,662
Ventas, Inc.	30,300	1,942,230
Vornado Realty Trust	3,450	368,219
Warehouses De Pauw SCA (Belgium)	9,114	682,895
Washington Prime Group, Inc.*	27,825	521,441
Westfield Corp. (Australia)	546,954	3,687,620
Weyerhaeuser Co.	16,300	539,367
WP Carey, Inc.	16,600	1,069,040

		96,676,007

Real Estate Management & Development — 0.7%
Aeon Mall Co. Ltd. (Japan)	65,000	1,713,849
Castellum AB (Sweden)	95,400	1,690,976
First Capital Realty, Inc. (Canada)	121,600	2,121,917
Forest City Enterprises, Inc. (Class A Stock)*	94,140	1,870,562
GAGFAH SA (Germany)*	67,000	1,218,644
Global Logistic Properties Ltd. (Singapore)	800,000	1,733,793
Goldcrest Co. Ltd. (Japan)	29,600	650,632
Great Eagle Holdings Ltd. (Hong Kong)	335,878	1,228,984
Hongkong Land Holdings Ltd. (Hong Kong)	390,000	2,601,300
Howard Hughes Corp. (The)*	5,310	838,077
Hulic Co. Ltd. (Japan)	52,000	685,862
Hysan Development Co. Ltd. (Hong Kong)	1,109,000	5,194,152
Jones Lang LaSalle, Inc.	21,537	2,722,061
Kennedy-Wilson Holdings, Inc.	95,350	2,557,287
Mitsui Fudosan Co. Ltd. (Japan)	164,000	5,534,880
Sumitomo Realty & Development Co. Ltd. (Japan)	70,000	3,006,959
Tokyo Tatemono Co. Ltd. (Japan)	209,000	1,935,835

		37,305,770

Road & Rail — 0.3%
ComfortDelGro Corp. Ltd. (Singapore)	931,000	1,866,984
East Japan Railway Co. (Japan)	75,400	5,940,923
Genesee & Wyoming, Inc. (Class A Stock)*	11,310	1,187,550
Go-Ahead Group PLC (United Kingdom)	24,636	998,284
J.B. Hunt Transport Services, Inc.	57,270	4,225,381
MTR Corp. Ltd. (Hong Kong)	382,000	1,471,122
Quality Distribution, Inc.*	64,020	951,337

		16,641,581

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment — 0.7%
Ambarella, Inc.*(a)	40,400	$1,259,672
ASM Pacific Technology Ltd. (Hong Kong)	246,400	2,692,775
Cavium, Inc.*(a)	58,090	2,884,749
Edison Opto Corp. (Taiwan)	172,000	208,863
Epistar Corp. (Taiwan)*	131,000	324,730
Everlight Electronics Co. Ltd. (Taiwan)	124,000	319,802
EZchip Semiconductor Ltd. (Israel)*	22,356	574,357
Lam Research Corp.	133,690	9,034,770
Lattice Semiconductor Corp.*	146,384	1,207,668
Lextar Electronics Corp. (Taiwan)	262,000	265,054
M/A-COM Technology Solutions Holdings, Inc.*	78,450	1,763,556
Monolithic Power Systems, Inc.	85,290	3,612,031
NXP Semiconductor NV (Netherlands)*	74,000	4,897,320
Peregrine Semiconductor Corp.*(a)	129,350	887,341
RF Micro Devices, Inc.*(a)	112,500	1,078,875
Shinko Electric Industries Co. Ltd. (Japan)	62,500	569,287
Silergy Corp. (Taiwan)*	30,000	280,867
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	390,000	1,650,303
Tessera Technologies, Inc.	55,080	1,216,166
Ultratech, Inc.*	39,050	866,129

		35,594,315

Software — 1.0%
Aspen Technology, Inc.*	122,770	5,696,528
Callidus Software, Inc.*	120,760	1,441,874
Capcom Co. Ltd. (Japan)	43,600	739,245
Clicksoftware Technologies Ltd. (Israel)*	92,600	747,282
Comverse, Inc.*	28,440	758,779
Constellation Software, Inc. (Canada)	12,000	3,058,450
Fidessa Group PLC (United Kingdom)	26,953	1,021,254
Intuit, Inc.	38,180	3,074,635
Microsoft Corp.	289,759	12,082,950
NICE Systems Ltd. (Israel), ADR	28,400	1,159,004
Nintendo Co. Ltd. (Japan)	5,000	600,436
Oracle Corp.	242,622	9,833,470
Playtech PLC (United Kingdom)	56,570	596,028
Progress Software Corp.*	50,570	1,215,703
Proofpoint, Inc.*	24,090	902,411
PTC, Inc.*	74,490	2,890,212
Rovi Corp.*	77,970	1,868,161
SDL PLC (United Kingdom)*	63,549	372,221
Synopsys, Inc.*	97,290	3,776,798

		51,835,441

Specialty Retail — 1.3%
ABC-Mart, Inc. (Japan)	17,800	952,507
AutoZone, Inc.*(a)	6,950	3,726,868
Bed Bath & Beyond, Inc.*	51,022	2,927,642
Chico’s FAS, Inc.	55,870	947,555
Children’s Place, Inc. (The)	26,380	1,309,239
Chiyoda Co. Ltd. (Japan)	30,200	676,610
Dufry AG (Switzerland)*	7,050	1,280,757
Foot Locker, Inc.	93,650	4,749,928
Hennes & Mauritz AB (Sweden) (Class B Stock)	172,461	7,529,619
Home Depot, Inc. (The)	186,683	15,113,856
Inditex SA (Spain)	26,000	4,001,528
Kingfisher PLC (United Kingdom)	285,308	1,751,468

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
O’Reilly Automotive, Inc.*	24,830	$3,739,398
PetSmart, Inc.(a)	67,170	4,016,766
Seobu T&D (South Korea)*	33,704	647,849
Shimamura Co. Ltd. (Japan)	13,900	1,368,227
TJX Cos., Inc. (The)	194,616	10,343,840
Vitamin Shoppe, Inc.*(a)	29,940	1,288,019
Xebio Co. Ltd. (Japan)	27,800	545,308

		66,916,984

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	421,860	39,203,450
Chicony Electronics Co. Ltd. (Taiwan)	122,000	329,618
Cray, Inc.*	59,502	1,582,753
Electronics For Imaging, Inc.*	61,720	2,789,744
EMC Corp.	420,203	11,068,147
Hewlett-Packard Co.	363,448	12,240,929
Lenovo Group Ltd. (China)	678,000	926,240
NCR Corp.*	26,800	940,412
NEC Corp. (Japan)	423,000	1,350,008
NetApp, Inc.	88,485	3,231,472
Nokia OYJ (Finland)	533,500	4,036,868
Ricoh Co. Ltd. (Japan)	135,800	1,618,551
Seiko Epson Corp. (Japan)	55,800	2,373,966

		81,692,158

Textiles, Apparel & Luxury Goods — 0.8%
Adidas AG (Germany)	35,800	3,619,960
Burberry Group PLC (United Kingdom)	81,409	2,066,234
Cie Financiere Richemont SA (Switzerland)	52,000	5,449,043
Gildan Activewear, Inc. (Canada)(a)	29,500	1,736,960
Iconix Brand Group, Inc.*	33,390	1,433,767
Kering (France)	11,000	2,413,082
LVMH Moet Hennessy Louis Vuitton SA (France)	14,000	2,701,564
NIKE, Inc. (Class B Stock)	57,270	4,441,289
Skechers U.S.A. Inc (Class A Stock)*	37,350	1,706,895
Steven Madden Ltd.*	60,970	2,091,271
Texwinca Holdings Ltd. (Hong Kong)	628,000	622,180
Tod’s SpA (Italy)(a)	6,306	802,676
Vera Bradley, Inc.*(a)	37,650	823,406
VF Corp.	52,120	3,283,560
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,902,000	6,363,984

		39,555,871

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	33,933	1,561,059
Essent Group Ltd.*	52,000	1,044,680
EverBank Financial Corp.(a)	83,750	1,688,400
TFS Financial Corp.*	83,450	1,189,997
Waterstone Financial, Inc.	71,450	815,245

		6,299,381

Tobacco — 0.9%
British American Tobacco PLC (United Kingdom)	152,220	9,057,389
Imperial Tobacco Group PLC (United Kingdom)	222,912	10,028,327
Japan Tobacco, Inc. (Japan)	289,500	10,555,782
KT&G Corp. (South Korea)	6,724	594,780
Lorillard, Inc.	168,681	10,284,481

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Tobacco (continued)
Reynolds American, Inc.	76,370	$4,608,929

		45,129,688

Trading Companies & Distributors — 0.6%
Brammer PLC (United Kingdom)	59,582	465,739
Bunzl PLC (United Kingdom)	213,582	5,929,328
DXP Enterprises, Inc.*	24,450	1,846,953
ITOCHU Corp. (Japan)	317,300	4,073,430
MISUMI Group, Inc. (Japan)	32,300	888,655
MRC Global, Inc.*	87,460	2,474,243
Noble Group Ltd. (Hong Kong)	2,279,000	2,508,483
Ramirent OYJ (Finland)	108,300	1,210,611
Rexel SA (France)	171,800	4,017,998
Rush Enterprises, Inc. (Class A Stock)*	50,480	1,750,142
Travis Perkins PLC (United Kingdom)	87,544	2,451,688
WESCO International, Inc.*(a)	21,550	1,861,489
Wolseley PLC (United Kingdom)	39,466	2,161,980

		31,640,739

Transportation Infrastructure — 0.1%
Aegean Marine Petroleum Network, Inc. (Greece)(a)	106,100	1,070,549
Ansaldo STS SpA (Italy)	69,500	742,441
China Merchants Holdings International Co. Ltd. (China)	114,000	355,966
Sydney Airport (Australia)	520,000	2,068,997

		4,237,953

Water Utilities — 0.1%
Aguas Andinas SA (Chile) (Class A Stock)	775,720	489,251
American Water Works Co., Inc.	79,120	3,912,484
Pennon Group PLC (United Kingdom)	46,118	619,881

		5,021,616

Wireless Telecommunication Services — 0.8%
Axiata Group Bhd (Malaysia)	244,000	529,642
Drillisch AG (Germany)	74,600	2,963,875
KDDI Corp. (Japan)	177,300	10,817,708
Millicom International Cellular SA (Luxembourg), SDR	5,400	494,306
SBA Communications Corp. (Class A Stock)*(a)	123,920	12,677,016
SoftBank Corp. (Japan)	85,000	6,334,453
StarHub Ltd. (Singapore)	398,000	1,332,105
Taiwan Mobile Co. Ltd. (Taiwan)	133,000	411,574
Vodafone Group PLC (United Kingdom)	2,249,090	7,517,050

		43,077,729

TOTAL COMMON STOCKS (cost $2,851,981,465)		3,004,459,118

EXCHANGE TRADED FUNDS
Market Vectors India Small-Cap Index ETF	18,100	934,865
WisdomTree India Earnings Fund	65,200	1,465,044

TOTAL EXCHANGE TRADED FUNDS (cost $1,922,069)		2,399,909

PREFERRED STOCKS — 0.3%
Aerospace & Defense
Rolls-Royce Holdings PLC (United Kingdom) (PRFC C)*	29,000,682	49,631

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)	41,900	$10,974,309

Chemicals — 0.1%
Fuchs Petrolub AG (Germany) (PRFC)	34,200	1,543,154

Food & Staples Retailing
Cia Brasileira de Distribuicao (Brazil) (PRFC)	8,400	391,582

Semiconductors & Semiconductor Equipment
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	1,119	1,172,596

TOTAL PREFERRED STOCKS (cost $14,066,191)		14,131,272

	Units
RIGHTS*
Banks
Banca Popolare dell’Emilia Romagna SC (Italy), expiring 07/18/14(a)	15,700	13,393
Security Bank Corp. (Philippines), expiring 07/04/14	150,300	—

		13,393

Wireless Telecommunication Services
Hkt Trust And Hkt Ltd. (Hong Kong), expiring 07/15/14	1,288,800	381,261

TOTAL RIGHTS
(cost $ — )		394,654

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.4%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust,
Series 2014-SN1, Class A3
0.750%	02/21/17	1,772	1,772,067
Ally Master Owner Trust,
Series 2012-5, Class A
1.540%	09/15/19	1,161	1,161,462
Series 2014-3, Class A
1.330%	03/15/19	2,440	2,440,751
American Credit Acceptance Receivables Trust,
Series 2014-1, Class A, 144A
1.140%	03/12/18	4,634	4,639,217
Americredit Automobile Receivables Trust,
Series 2014-1, Class A3
0.900%	02/08/19	711	712,271
BMW Vehicle Lease Trust,
Series 2014-1, Class A3
0.730%	02/21/17	950	950,814
Capital One Multi-Asset Execution Trust,
Series 2013-A3, Class A3
0.960%	09/16/19	661	661,082
Series 2014-A2, Class A2
1.260%	01/15/20	2,370	2,380,712
CarFinance Capital Auto Trust,
Series 2013-2A, Class A, 144A
1.750%	11/15/17	2,900	2,909,884

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Series 2014-1A, Class A, 144A
1.460%	12/17/18	3,656	$3,656,284
CarMax Auto Owner Trust,
Series 2013-3, Class A3
0.970%	04/16/18	940	945,083
Citibank Credit Card Issuance Trust,
Series 2014-A2, Class A2
1.020%	02/22/19	4,750	4,747,587
Colony American Homes,
Series 2014-2A, Class A, 144A
1.100%(c)	07/17/31	4,317	4,319,653
CPS Auto Receivables Trust,
Series 2014-A, Class A, 144A
1.210%	08/15/18	2,718	2,721,482
Discover Card Execution Note Trust,
Series 2013-A2, Class A2
0.690%	08/15/18	4,750	4,753,909
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18	4,000	3,999,532
Fieldstone Mortgage Investment Trust,
Series 2005-2, Class 1A2
0.750%(c)	12/25/35	2,474	2,462,909
Ford Credit Auto Lease Trust,
Series 2014-A, Class A3
0.680%	04/15/17	476	475,920
Ford Credit Floorplan Master Owner Trust A,
Series 2012-2, Class A
1.920%	01/15/19	2,340	2,386,716
Series 2012-5, Class A
1.490%	09/15/19	2,370	2,371,882
GE Capital Credit Card Master Note Trust,
Series 2012-5, Class A
0.950%	06/15/18	1,970	1,977,210
HLSS Servicer Advance Receivables Backed Notes,
Series 2013-T2, Class A2, 144A
1.147%	05/16/44	6,000	6,001,200
Series 2013-T6, Class AT6, 144A
1.287%	09/15/44	2,500	2,501,250
John Deere Owner Trust,
Series 2014-A, Class A3
0.920%	04/16/18	995	996,936
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Class A3
0.590%	02/15/16	3,550	3,552,485
Series 2014-A, Class A3
0.680%	12/15/16	1,180	1,181,422
PennyMac Loan Trust,
Series 2011-NPL1, Class M1, 144A
5.000%(c)	09/25/51	1,502	1,508,067
Santander Drive Auto Receivables Trust,
Series 2013-4, Class B
2.160%	01/15/20	800	819,315

TOTAL ASSET-BACKED SECURITIES (cost $68,994,974)			69,007,102

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) — 2.7%
Aerospace & Defense — 0.1%
Doncasters US Holdings,
Term Loans B
4.500%	04/10/20	454	$454,704
TransDigm, Inc.,
Term Loan C
3.750%	02/28/20	1,095	1,089,703
Tranche Term Loan D
3.750%	06/04/21	1,000	994,500

			2,538,907

Biotechnology
Grifols SA,
U.S. Tranche Term Loan B
3.150%	03/07/21	998	995,754

Capital Markets
Redtop Acquisitions Ltd.,
Initial Dollar Term Loan (First Lien)
4.500%	11/22/20	399	400,995

Chemicals — 0.2%
American Rock Salt Co. LLC,
Closing Date Loan
4.750%	05/16/21	750	748,829
Arysta Life,
Initial Term Loan (First Lien)
4.500%	05/29/20	995	1,000,571
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.),
Refinanced Term Loan B
4.000%	02/01/20	366	366,249
AZ Chem US, Inc.,
Term Loan 2
7.500%	06/10/22	60	60,844
Term Loan B-1
— %(p)	06/10/21	190	191,623
Huntsman International,
Term Loan B
— %(p)	10/31/20	1,500	1,497,000
Kronos Worldwide, Inc.,
Incremental Term Loan (First Lien)
4.500%	10/30/19	585	589,095
Initial Term Loan
4.750%	04/30/20	129	129,557
Initial Term Loan (Second Lien)
9.750%	02/11/20	515	530,879
MacDermid, Inc.,
Tranche Term Loan B (First Lien)
4.000%	06/07/20	396	396,000
Momentive Performance Materials USA, Inc.,
Initial Term Loan (DIP)
4.000%	04/30/15	375	375,234
OCI Beaumont,
Term Loan B-3
5.000%	08/20/19	995	1,007,437
Taminco Global Chemical Corp.,
Initial Tranche Dollar Term Loan B-3
3.250%	02/15/19	489	485,409

			7,378,727

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc.,
Initial Tranche Term Loan B-2
3.750%	10/09/19	950	$944,563
Harland Clarke Holdings Corp.,
Tranche Term Loan B-4
6.000%	08/04/19	988	1,002,806
Hertz Corp. (The),
Tranche Term Loan B-1
3.750%	03/11/18	844	842,967
Tranche Term Loan B-2
3.000%	03/11/18	970	962,899
Laureate Education, Inc.,
New Series 2018 Extended Term Loan
5.000%	06/16/18	1,495	1,457,530
Spin Holdco (CoinMach Services),
Initial Term Loan (First Lien)
4.250%	11/14/19	1,164	1,164,441
Transunion,
2014 Replacement Term Loan
4.000%	03/21/21	998	997,001

			7,372,207

Communications Equipment
Alcatel-Lucent USA, Inc.,
New Term Loan C
4.500%	01/30/19	384	384,270

Construction & Engineering
Interline Brands,
1st Lien Term Loan
4.000%	03/28/20	329	327,666
Tomkins PLC,
Term Loan B-2
5.000%	09/29/16	696	695,853

			1,023,519

Containers & Packaging — 0.1%
Anchor Glass Container Corp.,
Term Loan B
— %(p)	05/16/21	470	471,029
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA),
Dollar Term Loan
4.250%	12/02/19	66	66,375
New Term Loan
4.000%	12/17/19	1,000	999,167
Berry Plastics Corp.,
Term Loan D
3.500%	02/08/20	988	978,859
Berry Plastics Group, Inc.,
Term Loan E
3.750%	01/06/21	499	496,880
Consolidated Container Company LLC,
Term Loan 2
7.750%	01/03/20	750	750,937
Rexam PLC,
Term Loan (Second Lien)
8.000%	04/11/22	500	501,250
Term Loan B (First Lien)
4.250%	04/11/21	750	750,469

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Containers & Packaging (continued)
Signode Industrial Group Lux S.A.,
Initial Term Loan B
4.000%	04/08/21	750	$746,875

			5,761,841

Distributors
Aramark Corporation,
U.S. Term Loan F
3.250%	02/19/21	998	990,174

Diversified Consumer Services
Nord Anglia,
Initial Term Loan
4.500%	03/21/21	1,500	1,501,875
Servicemaster Co.,
Term Loan B
4.250%	06/30/21	750	748,594

			2,250,469

Diversified Financial Services — 0.1%
AlixPartners, LLP,
2014 January Replacement Term Loan B-2 (First Lien)
4.000%	07/10/20	282	281,496
Electronic Funds Source LLC,
Term Loan B-1
5.500%	05/29/21	245	247,144
Fly Funding II Sàrl,
Term Loan
4.500%	08/09/19	390	393,575
Flying Fortress, Inc.,
New Loans
3.500%	06/30/17	833	831,771
Sears Roebuck Acceptance Corp. (KMART Corp.),
Term Loan
5.500%	06/30/18	997	1,008,003

			2,761,989

Diversified Telecommunication Services — 0.1%
Altice Financing SA,
Term Loan
5.500%	06/24/19	1,995	2,038,628
Numericable U.S. LLC,
Dollar Denominated Tranche Loan B-1
4.500%	04/23/20	810	814,020
Dollar Denominated Tranche Loan B-2
4.500%	04/23/20	700	704,238
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien)
4.750%	04/17/20	497	498,323
Zayo Group LLC,
Term Loan B
4.000%	07/02/19	570	570,445

			4,625,654

Electric Utilities — 0.1%
Alinta Energy Finance Pty. Ltd.,
Delayed Draw Term Loan
0.500%	08/13/19	62	62,618
Term Loan B
6.375%	08/13/19	936	949,404

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Electric Utilities (continued)
Atlantic Power Limited Partnership,
Term Loan
4.750%	02/20/21	295	$298,255
Calpine Corp.,
Term Loan
4.000%	10/09/19	786	787,746
Term Loan B-1
4.000%	04/01/18	970	972,619
Energy Future Holdings Corp.,
Term Loan 1
4.250%	04/28/16	315	316,912
Essential Power LLC,
Term Loan
4.750%	08/08/19	1,244	1,251,291
InterGen N.V.,
Term Advance
5.500%	06/13/20	499	502,066
Topaz Power Holdings LLC,
Term Loan B Advance
6.250%	02/26/20	609	604,703

			5,745,614

Electrical Equipment
Generac Power Systems, Inc.,
Term Loan B
3.250%	05/31/20	494	489,769

Electronic Equipment, Instruments & Components
CDW LLC,
Term Loan
3.250%	04/29/20	499	492,712
Custom Sensors & Technologies, Inc.,
Term Loan B
— %(p)	06/30/21	180	180,900

			673,612

Energy Equipment & Services — 0.1%
Floatel International Ltd.,
Term Loan B
6.000%	05/23/20	549	551,368
OPE USIC Holdings, Inc.,
Term Loan B
4.000%	07/29/20	249	246,877
Panda Moxie Patriot,
Construction B-1 Advances
6.750%	12/18/20	500	507,813
Panda Sherman Power LLC,
Construction Term Loan Advances
9.000%	09/14/18	500	510,000
Panda Temple Power II, LLC,
Construction Term Loan Advance
7.250%	04/03/19	500	510,625

			2,326,683

Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc.,
New 2013 (November) Replacement Loan (First Lien)
4.500%	09/26/19	1,168	1,169,116

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Food & Staples Retailing (continued)
Grocery Outlet, Inc.,
Term Loan B-1
5.500%	12/17/18	498	$498,290
Performance Food Group, Inc.,
Initial Loan (Second Lien)
6.250%	11/14/19	999	1,008,104
Stater Bros., Inc.,
Term Loan B
4.750%	05/09/21	500	501,563

			3,177,073

Food Products — 0.1%
Ferrara Candy Co., Inc.,
Initial Term Loan
7.500%	06/18/18	499	491,247
H. J. Heinz Co.,
Term Loan B-2
3.500%	06/05/20	1,737	1,749,411
JBS USA LLC,
Incremental Term Loan
3.750%	09/18/20	695	691,855
Term Loan B
3.750%	05/27/18	866	865,836
Post Holdings, Inc.,
Series A Incremental Term Loan
3.750%	05/28/21	165	166,289
Shearer’s Foods, Inc.,
Term Loan 2
7.750%	06/19/22	590	594,425
Term Loan B-1
4.500%	06/19/21	320	320,600

			4,879,663

Health Care Providers & Services — 0.2%
CHS/Community Health Systems, Inc.,
2021 Term Loan D
4.250%	01/27/21	809	814,230
Term Loan E
3.478%	01/25/17	304	304,254
Davita Healthcare Partners I,
Term Loan B
3.500%	06/19/21	750	753,482
Drumm Investors LLC,
Term Loan
6.750%	05/04/18	895	894,075
DSI Renal, Inc.,
Term Loan B (First Lien)
4.750%	04/21/21	655	655,819
Term Loan B (Second Lien)
7.750%	10/22/21	500	502,500
HCR Healthcare LLC,
Initial Term Loan
5.000%	04/06/18	995	957,551
MPH Acquisition Holdings LLC,
Initial Term Loan
4.000%	03/21/21	540	538,244
PharMEDium Healthcare Corp.,
Initial Term Loan (First Lien)
4.250%	01/23/21	486	486,554

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Health Care Providers & Services (continued)
Initial Term Loan (Second Lien)
7.750%	01/28/22	516	$521,805
Sheridan Holdings, Inc.,
Initial Term Loan
4.500%	06/29/18	251	251,386
Skilled Healthcare Group, Inc.,
Term Loan
7.000%	04/09/16	750	746,250
US Renal Care,
Incremental Term Loan
8.500%	07/30/20	35	35,394
Tranche Term Loan B-2 (First lien)
4.250%	07/03/19	573	575,160

			8,036,704

Hotels, Restaurants & Leisure — 0.3%
24 Hour Fitness USA, Inc.,
Term Loan B
4.750%	05/20/21	300	301,500
Bally Technologies,
Term Loan B
4.250%	11/25/20	1,047	1,050,326
Belmond Interfin Ltd.,
Dollar Term Loan
4.000%	03/19/21	394	394,751
Caesars Entertainment Resort Properties LLC,
Term Loan B
7.000%	10/11/20	2,241	2,249,334
Term Loan B (First Lien)
6.250%	04/10/21	550	549,116
CCM Merger, Inc.,
Term Loan
5.000%	03/01/17	498	497,853
CEC Entertainment, Inc.,
Term Loan B
4.250%	02/14/21	998	990,954
Extended Stay, Inc.,
Term Loan B
— %(p)	06/06/19	110	110,894
Four Seasons (Canada),
Term Loan B-1
3.500%	06/27/20	199	198,004
Hilton Worldwide Finance LLC,
Initial Term Loan
3.500%	10/25/20	1,475	1,471,662
La Quinta Holdings LLC,
Initial Term Loan
4.000%	02/21/21	1,039	1,039,506
Mohegan Tribal Gaming Authority,
Term Loan B
5.500%	11/19/19	498	505,584
Pinnacle Entertainment, Inc.,
Tranche Term Loan B-2
3.750%	08/13/20	852	853,002
Planet Fitness,
Term Loan
4.750%	03/27/21	170	170,211

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Hotels, Restaurants & Leisure (continued)
Playa Resorts,
Initial Term Loan
4.000%	08/09/19	497	$497,494
Scientific Games International, Inc.,
Initial Term Loan
4.250%	10/18/20	1,031	1,019,586
Station Casinos LLC,
Term Loan B
4.250%	02/22/20	964	966,355
TGI Friday’s, Inc.,
Term Loan B-1
— %(p)	06/30/20	500	500,000

			13,366,132

Household Durables
Otter Products LLC,
Term Loan B
5.750%	06/03/20	500	495,313
Tempur-Pedic International, Inc.,
New Term Loan B
3.500%	03/18/20	787	783,460

			1,278,773

Household Products
Reynolds Group Holdings,
Incremental U.S. Term Loan
4.000%	12/28/18	530	530,942

Independent Power & Renewable Electricity Producers — 0.1%
Bayonne Energy Center LLC,
Term Loan B
— %(p)	06/30/21	540	544,275
Empire Generating Co. LLC,
Term Loan B (Advance)
5.250%	03/13/21	723	725,657
Term Loan C (Advance)
5.250%	03/13/21	51	50,649
Exgen Renewables,
Term Loan B
5.250%	02/06/21	496	504,507
NRG Energy, Inc.,
Term Loan (2013)
2.750%	07/01/18	970	967,523

			2,792,611

Insurance
HUB International Ltd.,
Initial Term Loan (New)
4.250%	10/02/20	499	499,270

Internet Software & Services
Peak 10, Inc.,
Term Loan (Second Lien)
8.250%	06/10/22	140	139,956
Term Loan B-1
5.000%	06/10/21	320	320,900
Telx Group, Inc. (The),
Initial Term Loan
7.500%	04/03/21	750	752,500

			1,213,356

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
IT Services
Datapipe, Inc.,
Term Loan B-1
5.250%	03/15/19	748	$748,125
First Data Corp.,
2018 Dollar Term Loan
4.154%	03/24/18	500	500,532
Genpact Limited,
Term Loan
3.500%	08/16/19	559	559,294
Vantiv LLC,
Term Loan B
3.750%	06/13/21	285	283,219

			2,091,170

Life Sciences Tools & Services — 0.1%
Arysta LifeScience SPC LLC,
Term Loan (Second Lien)
8.250%	11/30/20	500	509,375
Envision Healthcare Corp.,
Term Loan
4.000%	05/25/18	842	842,406
Pharmaceutical Product Development, Inc.,
2013 Term Loan
4.000%	12/05/18	985	987,052
Truven Health Analytics, Inc.,
Term Loan B
4.500%	05/31/19	985	973,956

			3,312,789

Machinery — 0.1%
AFGlobal Corp.,
Initial Term Loan (First Lien)
5.000%	01/25/20	249	250,622
Doosan Infracore International, Inc.,
Term Loan B
4.500%	05/14/21	345	346,150
North American Lifting Holdings, Inc.,
Initial Term Loan (First Lien)
5.500%	11/27/20	995	1,001,219
Loan (Second Lien)
10.000%	11/27/21	500	501,250
Schaeffler Group USA, Inc.,
Term Loan E
3.750%	05/12/20	500	501,770
UTEX Industries, Inc.,
Initial Term Loan (First Lien)
5.000%	05/15/21	135	136,097

			2,737,108

Marine
HGIM Corp.,
Term Loan B
5.500%	06/18/20	747	741,731

Media — 0.2%
Alpha Topco Ltd.,
New Facility B
4.500%	04/30/19	978	980,908

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Media (continued)
Catalina Market Services, Inc.,
Initial Loan (Second Lien)
7.750%	04/03/22	250	$249,687
Term Loan B (First Lien)
4.500%	04/03/21	500	500,157
CBS Outdoor Americas Capital LLC,
Term Loan
3.000%	01/31/21	500	497,813
Cengage Learning Holdings II,
Term Loan
7.000%	03/06/20	439	444,021
Cequel Communications LLC,
Term Loan B
3.500%	02/14/19	949	948,289
Charter Communications Operating LLC,
Term Loan E
3.000%	07/01/20	997	982,270
Clear Channel Communications, Inc.,
Tranche Term Loan D
6.900%	01/30/19	1,000	995,000
Getty Images,
Initial Term Loan
4.750%	09/28/19	996	960,322
Liberty Cablevision of Puerto Rico Ltd.,
Term Loan 1
— %(p)	06/30/21	135	135,084
Term Loan 2
— %(p)	06/30/23	250	250,469
LIN Television Corp.,
Replacement Tranche Term Loan B
4.000%	12/21/18	418	417,869
Springer SBM Two GMBH,
Initial Term Loan B2
5.000%	08/14/20	1,494	1,496,066
Virgin Media,
Facility Term Loan B
3.500%	06/07/20	1,000	996,000

			9,853,955

Metals & Mining
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.),
Term Loan
3.750%	06/30/19	1,483	1,483,997
Murray Energy Corp.,
Term Loan
5.250%	12/05/19	499	504,465

			1,988,462

Multiline Retail
J.C. Penney Co.,
Term Loan
5.000%	06/20/19	160	161,486

Oil, Gas & Consumable Fuels — 0.1%
Alon USA Partners,
Tranche Term Loan B
9.250%	11/26/18	558	576,770
Chief Oil & Gas LLC,
Term Loan (Second Lien)
8.750%	05/12/21	500	505,000

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Oil, Gas & Consumable Fuels (continued)
Fieldwood Energy LLC,
Closing Date Loan
3.875%	09/25/18	904	$906,100
Term Loan 2
8.375%	09/25/20	970	1,000,659
Offshore Group Investment Limited (Vantage Delaware Holdings LLC),
Second Term Loan
5.750%	03/28/19	1,244	1,237,590
TPF II LLC,
1st Lien
6.500%	08/21/19	15	14,877
Walter Energy,
Term Loan B
7.250%	04/01/18	1,000	965,893
Wayne Fueling Systems LLC,
Term Loan B-1
4.750%	06/19/21	500	500,625

			5,707,514

Pharmaceuticals
Akorn,
Term Loan
4.500%	08/27/20	455	455,492
PRA Holdings, Inc.,
Tranche Loan B-1
4.500%	09/23/20	746	740,955
Valeant Pharmaceuticals International, Inc.,
Series D-2 Tranche Term Loan B
3.750%	02/13/19	534	533,362
Series E-1 Tranche Term Loan B
3.750%	08/05/20	459	458,002

			2,187,811

Professional Services
WME IMG Hldgs,
Term Loan (First Lien)
5.250%	03/21/21	750	754,687
5.250%	03/21/22	500	503,125

			1,257,812

Real Estate Investment Trusts (REITs)
Crown Castle Operating Co.,
Extended Incremental Tranche Term Loan B-2
3.000%	01/31/21	498	497,189
Ryman Hospitality Properties,
Term Loan B
3.750%	01/15/21	100	100,500

			597,689

Real Estate Management & Development
Realogy Corp.,
Initial Term Loan B 2014
3.750%	03/05/20	747	747,939
Stadium Management (SMG),
Term Loan B
4.500%	02/25/20	552	552,915

			1,300,854

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Road & Rail
Swift Transportation Co. LLC,
Term Loan B
3.750%	06/09/21	848	$847,875

Software — 0.1%
Activision Blizzard,
Term Loan
3.250%	10/12/20	848	849,316
BMC Foreign Holding Co.,
Initial Foreign USD Term Loan
5.000%	09/10/20	250	249,375
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	08/09/20	845	842,402
Infor (US), Inc.,
Tranche Term Loan B-5
3.750%	06/03/20	1,689	1,678,739
Patheon, Inc.,
Term Loan B
4.250%	01/23/21	1,000	991,250
Renaissance Learning, Inc.,
Initial Term Loan (First Lien)
4.500%	04/09/21	498	497,575
Initial Term Loan (Second Lien)
8.000%	04/11/22	970	966,767
TCH-2 Holdings, LLC,
Initial Term Loan (First Lien)
5.500%	05/08/21	260	260,000

			6,335,424

Specialty Retail — 0.1%
Bass Pro Group,
Term Loan B
3.750%	11/20/19	973	973,102
J. Crew Group, Inc.,
Initial Loan
4.000%	03/05/21	500	492,969
J.C. Penney Co.,
Loan
6.000%	05/22/18	1,494	1,507,586
Party City Holdings, Inc.,
2014 Replacement Term Loan
4.000%	07/27/19	393	390,428
Sports Authority, Inc. (The),
Term Loan B
7.500%	11/16/17	1,000	1,001,250

			4,365,335

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC,
Term Loan C
3.750%	10/29/18	1,098	1,097,523
Dell, Inc.,
Term Loan B
4.500%	04/29/20	1,125	1,129,338
Fibertech Networks LLC,
Term Loan
4.000%	12/20/19	647	645,917

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Technology Hardware, Storage & Peripherals (continued)
Oberthur Technologies Holding SAS,
Tranche B-2
4.500%	10/10/19	775	$780,813

			3,653,591

Textiles, Apparel & Luxury Goods
Polymer Group, Inc.,
1st Lien Term Loan B
2.125%	12/19/19	46	45,656
Initial Loan
5.250%	12/19/19	134	134,205

			179,861

Thrifts & Mortgage Finance
Home Loan Servicing Solutions, Ltd.,
Initial Term Loan
4.500%	06/26/20	1,238	1,241,367

Trading Companies & Distributors — 0.1%
Delos Finance Sàrl,
Term Loan B
3.500%	02/27/21	1,000	998,571
Husky Injection Molding Systems, Inc.,
Term Loan 1
— %(p)	06/30/21	750	752,813
Ravago Holdings America, Inc.,
Term Loan 1
5.500%	12/20/20	998	1,004,333

			2,755,717

Transportation Infrastructure
Landmark Aviation LLC,
Term Loan 1
— %(p)	10/25/19	250	250,156
Lineage Logistic,
Term Loan
4.500%	03/31/21	998	991,266
YRC Worldwide, Inc.,
Initial Term Loans
8.000%	02/12/19	995	1,009,925

			2,251,347

Water Utilities
Tervita,
Term Loan
6.250%	05/15/18	1,247	1,250,406

Wireless Telecommunication Services — 0.1%
Digicel Ltd.,
Term Loan D-2
— %(p)	03/31/19	215	213,925
Intelsat Jackson Holdings S.A.,
Term Loan B-2
3.750%	06/30/19	949	950,498
Level 3 Financing, Inc.,
Tranche 2020 Term Loan B
4.000%	01/15/20	400	400,500
LTS Buyer LLC (Sidera Networks, Inc.),
Term B Loan (First Lien)
4.000%	04/13/20	697	695,434

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Wireless Telecommunication Services (continued)
Telesat Canada,
U.S. Term Loan B-2
3.500%	03/28/19	673	$671,606

			2,931,963

TOTAL BANK LOANS (cost $139,002,745)			139,245,975

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14, Class A1A
5.189%	12/11/38	433	470,479
CAM Mortgage Trust,
Series 2014-2, Class A, 144A
2.600%(c)	05/15/48	4,318	4,318,081
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%	10/15/49	1,071	1,161,799
Commercial Mortgage Pass-Through Certificates,
Series 2014-KYO, Class A, 144A
1.054%(c)	06/11/27	4,000	4,000,000
Series 2014-UBS3, Class A2
2.844%	06/10/47	960	988,347
Commercial Mortgage Trust,
Series 2006-C7, Class A4
5.945%(c)	06/10/46	545	583,855
Series 2006-C8, Class A1A
5.292%	12/10/46	860	937,016
Series 2006-GG7, Class A4
6.015%(c)	07/10/38	8,532	9,183,285
Credit Suisse Mortgage Capital Certificates,
Series 2014-3R, Class 2A1, 144A
0.852%(c)	05/27/37	2,098	1,999,083
Credit Suisse Mortgage Trust,
Series 2011-17R, Class 2A1, 144A
3.400%(c)	12/27/37	862	874,412
Series 2014-ICE, Class A, 144A
1.050%(c)	04/15/27	2,039	2,040,580
Federal Home Loan Mortgage Corp. Multifamily Structured,
Series K032, Class A2
3.310%(c)	05/25/23	4,000	4,165,416
Series K034, Class A2
3.531%(c)	07/25/23	4,300	4,541,931
GE Capital Commercial Mortgage Corp. Trust,
Series 2006-C1, Class A1A
5.456%(c)	03/10/44	443	469,274
Government National Mortgage Assoc.,
Series 2011-H05, Class FB
0.652%(c)	12/20/60	1,742	1,736,666
Series 2014-H03, Class FA
0.752%(c)	01/20/64	8,442	8,451,805
Granite Mortgages 03-2 PLC (United Kingdom),
Series 2003-2, Class 1B, RegS
1.208%(c)	07/20/43	5,550	5,591,932
Granite Mortgages 03-3 PLC (United Kingdom),
Series 2003-3, Class 1A3
0.628%(c)	01/20/44	2,553	2,550,650

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Granite Mortgages 04-1 PLC (United Kingdom),
Series 2004-1, Class 2A1
0.551%(c)	03/20/44	468	$466,730
GS Mortgage Securities Trust,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	376	397,255
Series 2006-GG8, Class A4
5.560%	11/10/39	437	473,859
Hilton USA Trust,
Series 2013-HLT, Class DFX, 144A
4.407%	11/05/30	1,077	1,115,239
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP7, Class A4
6.057%(c)	04/15/45	1,865	2,006,063
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
6.090%(c)	07/15/44	5,784	6,420,582
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class A4
5.372%	09/15/39	957	1,035,767
Series 2007-C7, Class A3
5.866%(c)	09/15/45	829	932,379
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class ASB
3.654%	04/15/47	3,000	3,145,131
Morgan Stanley Capital I Trust,
Series 2006-HQ9, Class A4
5.731%(c)	07/12/44	439	471,477
Series 2007-T27, Class A1A
5.831%(c)	06/11/42	1,058	1,177,115
Morgan Stanley Re-REMIC Trust,
Series 2010-R6, Class 1A, 144A
2.606%(c)	02/26/37	4,513	4,612,067
RBSSP Resecuritization Trust,
Series 2010-2, Class 11A1, 144A
4.810%(c)	07/26/45	3,742	3,852,605
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C25, Class A1A
5.899%(c)	05/15/43	872	940,960
Series 2006-C28, Class A4
5.572%	10/15/48	5,702	6,148,203
Series 2006-C29, Class A1A
5.297%	11/15/48	6,873	7,502,055
Series 2007-C30, Class A5
5.342%	12/15/43	9,115	9,938,896
Series 2007-C31, Class A4
5.509%	04/15/47	9,250	10,014,244
Series 2007-C33, Class A4
6.140%(c)	02/15/51	9,237	10,107,467
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-S8, Class 2A2
5.250%	01/25/18	2,350	2,355,676

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $127,515,551)			127,178,381

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS — 8.3%
Aerospace & Defense
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42		100	$104,736

Automobiles — 0.2%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.375%	08/01/18		2,400	2,458,366
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		436	440,791
Hyundai Capital America (South Korea),
Sr. Unsec’d. Notes, 144A
2.550%	02/06/19		2,065	2,081,508
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19		1,730	1,731,211
Volkswagen International Finance NV (Germany),
Gtd. Notes, 144A
2.375%	03/22/17		2,050	2,114,186

				8,826,062

Banks — 2.0%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes
2.250%	06/13/19		950	953,762
Bank of America Corp.,
Sr. Unsec’d. Notes
2.600%	01/15/19		4,700	4,755,286
Sr. Unsec’d. Notes, MTN
2.650%	04/01/19		1,180	1,196,048
3.300%	01/11/23		1,689	1,664,773
4.125%	01/22/24		1,500	1,546,489
5.875%	02/07/42		686	814,687
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.375%	01/25/19	(a)	1,405	1,427,885
Bank of Nova Scotia (Canada),
Sr. Unsec’d. Notes
1.375%	07/15/16		2,646	2,676,217
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.500%	02/20/19	(a)	1,650	1,671,293
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	02/01/19		2,360	2,389,375
BNP Paribas SA (France),
Gtd. Notes, MTN
2.450%	03/17/19		710	714,871
BPCE SA (France),
Bank Gtd. Notes, MTN
1.625%	02/10/17	(a)	1,185	1,193,722
Sub. Notes, 144A
5.150%	07/21/24		781	824,506
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.550%	04/08/19	(a)	1,180	1,189,228
8.500%	05/22/19		2,188	2,796,682
Sub. Notes
5.300%	05/06/44	(a)	1,200	1,251,658

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
5.500%	09/13/25		1,357	$1,513,691
6.675%	09/13/43	(a)	1,037	1,290,976
Comerica, Inc.,
Sr. Unsec’d. Notes
2.125%	05/23/19		882	881,177
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes
2.250%	03/13/19		3,600	3,631,216
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
4.625%	12/01/23		778	822,303
Sr. Unsec’d. Notes
2.250%	01/14/19	(a)	1,895	1,919,120
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19	(a)	1,130	1,152,002
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		1,900	1,911,318
4.200%	08/08/23	(a)	784	827,296
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.300%	03/01/19		710	713,701
Sub. Notes
4.500%	06/01/18		2,172	2,369,869
8.250%	03/01/38		1,230	1,810,145
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24		1,500	1,498,755
HSBC Holdings PLC (United Kingdom),
Sub. Notes
5.250%	03/14/44		400	428,320
6.800%	06/01/38		328	418,491
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	(a)	3,101	3,107,943
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	04/01/19		2,375	2,378,142
Intesa Sanpaolo SpA (Italy),
Bank Gtd. Notes
2.375%	01/13/17		1,187	1,204,922
Gtd. Notes, MTN, 144A
5.017%	06/26/24	(a)	600	607,089
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.350%	01/28/19	(a)	7,055	7,137,572
4.625%	05/10/21		700	771,579
5.400%	01/06/42		751	857,073
Sr. Unsec’d. Notes, MTN
1.350%	02/15/17	(a)	1,200	1,204,262
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.300%	12/13/18		1,000	1,011,656
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes, BKNT
2.300%	01/30/19		1,500	1,517,625

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
1.550%	10/17/17		1,200	$1,198,702
2.450%	04/16/19		1,200	1,211,629
Morgan Stanley,
Sr. Unsec’d. Notes
2.500%	01/24/19	(a)	945	955,584
Sub. Notes, MTN
4.875%	11/01/22		1,500	1,610,127
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.375%	04/04/19		470	474,427
PNC Bank NA,
Sr. Unsec’d. Notes
2.250%	07/02/19	(a)	1,500	1,508,005
Sr. Unsec’d. Notes, BKNT
2.200%	01/28/19		1,418	1,431,967
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24		171	174,248
Regions Bank,
Sub. Notes, BKNT
7.500%	05/15/18		2,206	2,625,608
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.500%	01/16/18		2,500	2,508,453
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.550%	09/18/15	(a)	1,500	1,530,936
Sub. Notes
5.125%	05/28/24		1,591	1,615,500
6.000%	12/19/23		2,443	2,641,384
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes
2.450%	01/10/19		1,865	1,907,183
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		2,000	2,025,574
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
2.375%	10/19/16		4,500	4,657,392
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.150%	01/15/19		1,500	1,513,602
Sub. Notes
5.375%	11/02/43	(a)	767	843,730
Sub. Notes, MTN
4.100%	06/03/26		100	101,260
4.125%	08/15/23	(a)	750	779,104
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.200%	05/19/17	(a)	2,390	2,391,910

				101,759,050

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
1.250%	01/17/18		1,441	1,430,606
4.000%	01/17/43		160	151,653

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
1.375%	07/15/17		1,900	$1,906,392
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.200%	08/01/18	(a)	2,362	2,386,924
2.450%	01/15/17		2,171	2,237,202
4.950%	01/15/42		391	422,519

				8,535,296

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
1.250%	05/22/17		960	959,141
3.875%	11/15/21		1,500	1,582,957
5.375%	05/15/43		376	414,908

				2,957,006

Capital Markets — 0.4%
Corporate Office Properties LP,
Gtd. Notes
3.700%	06/15/21		920	919,497
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18		3,342	3,393,921
6.250%	02/01/41	(a)	691	842,953
Sub. Notes
6.750%	10/01/37		150	180,455
Unsec’d. Notes
2.625%	01/31/19	(a)	4,731	4,795,304
Merrill Lynch & Co., Inc.,
Sub. Notes
6.110%	01/29/37	(a)	1,468	1,693,539
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23	(a)	2,468	2,510,645
Sr. Unsec’d. Notes, MTN
2.125%	04/25/18	(a)	3,781	3,822,534

				18,158,848

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19		728	935,676
Monsanto Co.,
Sr. Unsec’d. Notes
3.375%	07/15/24		293	294,937
4.200%	07/15/34		1,269	1,280,771
4.400%	07/15/44		1,526	1,529,351
4.700%	07/15/64		1,277	1,281,934

				5,322,669

Commercial Services & Supplies
Cenveo Corp.,
Sr. Sec’d. Notes, 144A
6.000%	08/01/19		90	90,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Communications Equipment — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/06/21		1,190	$1,200,252
3.850%	05/04/43	(a)	936	860,960
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.125%	03/01/19		950	957,381
2.900%	03/04/21		1,000	1,015,349
5.500%	01/15/40		370	430,810

				4,464,752

Consumer Finance — 0.1%
Capital One Bank USA NA,
Sr. Unsec’d. Notes
2.300%	06/05/19	(a)	1,710	1,717,416
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.450%	04/24/19		950	958,910

				2,676,326

Containers & Packaging
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
3.232%(c)	12/15/19		750	748,125

Diversified Financial Services — 0.4%
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18		2,400	2,392,361
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes
2.125%	10/10/18	(a)	1,000	1,015,865
Aon Corp. (United Kingdom),
Gtd. Notes
5.000%	09/30/20		1,045	1,172,166
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.000%	03/03/17	(a)	1,600	1,600,770
CME Group, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/43		376	433,888
Discover Financial Services,
Sr. Unsec’d. Notes
5.200%	04/27/22		1,740	1,931,125
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.000%	06/12/17		1,000	1,043,250
4.250%	09/20/22	(a)	1,200	1,279,961
5.875%	08/02/21		750	880,547
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
6.875%	01/10/39		936	1,257,308
Sub. Notes, MTN
6.375%(c)	11/15/67	(a)	2,236	2,493,140
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18		923	944,159
Moody’s Corp.,
Sr. Unsec’d. Notes
4.500%	09/01/22		855	896,392

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Morgan Stanley,
Sr. Unsec’d. Notes
6.375%	07/24/42	(a)	1,348	$1,710,400
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
6.550%	10/01/17		820	948,892

				20,000,224

Diversified Telecommunication Services — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17		1,913	1,904,975
5.550%	08/15/41	(a)	2,108	2,363,599
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	02/14/19	(a)	1,420	1,431,800
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	09/15/20	(a)	2,171	2,388,083
6.400%	09/15/33		500	612,469
6.550%	09/15/43	(a)	5,197	6,540,118

				15,241,044

Electric Utilities — 0.5%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17		1,731	1,740,185
2.950%	12/15/22		500	485,885
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
5.150%	11/15/43		380	426,051
Commonwealth Edison Co.,
First Mortgage
6.150%	09/15/17		1,216	1,397,289
Duke Energy Indiana, Inc.,
First Mortgage
4.900%	07/15/43		742	822,037
Duke Energy Progress, Inc.,
First Mortgage
4.375%	03/30/44		700	730,419
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20		3,228	3,832,807
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19		710	712,800
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18		1,643	1,662,662
4.250%	03/15/23		1,500	1,493,875
MidAmerican Energy Co.,
First Mortgage
2.400%	03/15/19	(a)	2,309	2,352,347
NiSource Finance Corp.,
Gtd. Notes
5.450%	09/15/20		1,230	1,407,884
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42		457	417,617

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric Utilities (continued)
PPL Capital Funding, Inc.,
Gtd. Notes
3.950%	03/15/24		300	$311,611
Public Service Electric & Gas Co.,
First Mortgage, MTN
1.800%	06/01/19		1,440	1,426,918
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44		200	204,392
Wisconsin Energy Corp.,
Jr. Sub. Notes
6.250%(c)	05/15/67		4,580	4,728,850

				24,153,629

Electrical Equipment
General Electric Co.,
Sr. Unsec’d. Notes
4.500%	03/11/44		1,320	1,375,359

Energy Equipment & Services
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42	(a)	1,142	1,295,132

Food & Staples Retailing — 0.1%
C&S Group Enterprises LLC,
Sr. Sec’d. Notes, 144A
5.375%	07/15/22		175	175,875
CVS Caremark Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18		1,000	1,012,237
5.750%	05/15/41	(a)	354	424,456
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17	(a)	1,809	1,824,659
4.400%	09/15/42		430	414,507
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.300%	04/22/44		500	505,003
6.500%	08/15/37		618	821,411

				5,178,148

Food Products
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18		1,339	1,342,228

Gas Utilities
Williams Partners LP,
Sr. Unsec’d. Notes
4.900%	01/15/45		300	299,058

Health Care Providers & Services — 0.1%
Express Scripts Holding Co.,
Gtd. Notes
2.250%	06/15/19		720	716,989
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19		1,000	1,008,750
McKesson Corp.,
Sr. Unsec’d. Notes
2.284%	03/15/19		470	471,649

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.625%	03/15/19		1,445	$1,422,721
4.250%	03/15/43		1,246	1,217,677
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.350%	08/15/20		1,299	1,417,614
4.625%	05/15/42		423	430,671

				6,686,071

Independent Power & Renewable Electricity Producers
AES Corp.,
Sr. Unsec’d. Notes
3.227%(c)	06/01/19		190	191,425

Industrial Conglomerates
General Electric Co.,
Sr. Unsec’d. Notes
3.375%	03/11/24		1,190	1,212,570

Insurance — 0.5%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
2.250%	03/11/19		454	454,305
American International Group, Inc.,
Sr. Unsec’d. Notes
3.800%	03/22/17		2,015	2,153,245
4.125%	02/15/24	(a)	393	413,686
6.250%	05/01/36		661	830,909
6.400%	12/15/20		190	229,377
Aon PLC,
Gtd. Notes
4.450%	05/24/43		500	485,742
Berkshire Hathaway Finance Corp.,
Gtd. Notes
1.300%	05/15/18		1,921	1,904,476
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43	(a)	825	850,635
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
4.875%	06/19/64		150	150,793
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43		877	844,724
5.125%	04/15/22		1,664	1,892,156
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22		873	954,850
5.000%	06/01/21		669	735,885
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.050%	10/15/23		767	807,259
4.800%	07/15/21		1,308	1,452,756
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.350%	04/09/19		1,660	1,674,221
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	(a)	442	430,158

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.300%	04/10/19	(a)	1,660	$1,677,266
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39		1,000	1,341,992
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39		500	769,165
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		1,370	1,421,444
Progressive Corp. (The),
Sr. Unsec’d. Notes
4.350%	04/25/44		75	76,069
UNUM Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	(a)	3,310	3,415,804
Voya Financial, Inc.,
Gtd. Notes
5.500%	07/15/22		823	942,597
Sr. Unsec’d. Notes
5.700%	07/15/43		250	292,932

				26,202,446

Internet & Catalog Retail
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22		1,022	966,652

IT Services — 0.1%
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.625%	05/15/20	(a)	996	959,826
MasterCard, Inc.,
Sr. Unsec’d. Notes
2.000%	04/01/19		802	805,264
3.375%	04/01/24	(a)	710	720,546
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17		2,068	2,158,694
4.250%	02/15/15		2,252	2,303,859

				6,948,189

Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
5.300%	02/01/44		382	423,987

Machinery
Caterpillar, Inc.,
Sr. Unsec’d. Notes
4.300%	05/15/44		75	75,186
4.750%	05/15/64		75	78,166
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		1,200	1,230,094
5.750%	06/15/43		150	174,782

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Machinery (continued)
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
3.350%	06/12/24		100	$100,664

				1,658,892

Media — 0.3%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	02/15/41	(a)	1,183	1,433,752
6.900%	03/01/19	(a)	1,140	1,375,677
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21		200	215,500
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	(a)	1,268	1,292,688
5.150%	03/01/20		1,642	1,881,652
6.950%	08/15/37		626	843,874
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43		514	518,359
Numericable Group SA (France),
Sr. Sec’d. Notes, 144A
4.875%	05/15/19		240	246,300
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42		477	464,350
5.850%	05/01/17	(a)	2,065	2,322,441
6.750%	07/01/18		1,464	1,732,366
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20	(a)	2,000	2,240,802
4.900%	06/15/42		511	520,412
6.200%	03/15/40		1,208	1,436,074
Viacom, Inc.,
Sr. Unsec’d. Notes
5.850%	09/01/43		155	178,068
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
4.125%	06/01/44		200	196,792

				16,899,107

Metals & Mining — 0.2%
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
1.176%(c)	04/15/16		1,000	1,003,176
2.625%	09/27/17		935	958,655
4.125%	04/15/21	(a)	470	481,088
Corp Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	11/03/21		1,181	1,223,622
Freeport-McMoRan Copper & Gold, Inc.,
Gtd. Notes
5.450%	03/15/43	(a)	1,442	1,496,056
Sr. Unsec’d. Notes
3.550%	03/01/22		720	713,016
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.750%	09/20/21		1,500	1,579,808

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
3.500%	03/22/22	(a)	1,400	$1,436,588

				8,892,009

Multiline Retail
Target Corp.,
Sr. Unsec’d. Notes
2.300%	06/26/19		1,500	1,510,925

Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
1.100%	05/15/17		1,000	995,922
6.125%	04/01/36	(a)	675	836,891
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44	(a)	200	204,662
Dominion Resources, Inc.,
Jr. Sub. Notes
7.500%(c)	06/30/66		4,346	4,706,718
Sr. Unsec’d. Notes
1.250%	03/15/17		1,000	1,003,935
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		423	427,653
PG&E Corp.,
Sr. Unsec’d. Notes
2.400%	03/01/19		163	164,471
Puget Energy, Inc.,
Sr. Sec’d. Notes
5.625%	07/15/22		1,500	1,741,340
Sempra Energy,
Sr. Unsec’d. Notes
3.550%	06/15/24		150	151,050
4.050%	12/01/23		395	417,282
6.150%	06/15/18		2,000	2,321,384
6.500%	06/01/16		1,672	1,847,416

				14,818,724

Oil, Gas & Consumable Fuels — 1.1%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16		3,337	3,695,918
6.375%	09/15/17		2,498	2,876,048
6.450%	09/15/36		340	433,584
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.561%	11/01/21		1,500	1,568,421
3.814%	02/10/24	(a)	1,700	1,756,358
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	04/15/24		517	532,930
Chesapeake Energy Corp.,
Gtd. Notes
3.479%(c)	04/15/19		260	262,925
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39		315	422,446

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.,
Gtd. Notes, 144A
3.800%	06/01/24		1,400	$1,415,126
4.900%	06/01/44		250	258,324
DCP Midstream LLC,
Jr. Sub. Notes, 144A
5.850%(c)	05/21/43		2,994	2,844,300
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21		216	227,948
5.350%	03/15/20		1,435	1,588,309
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19		141	142,822
5.600%	04/01/44	(a)	744	821,930
Devon Energy Corp.,
Sr. Unsec’d. Notes
2.250%	12/15/18	(a)	1,500	1,517,526
El Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
5.000%	10/01/21		928	1,014,533
Enable Midstream Partners LP,
Gtd. Notes, 144A
2.400%	05/15/19		446	446,412
5.000%	05/15/44		200	201,554
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
0.678%(c)	06/02/17		1,000	1,002,013
3.500%	06/10/24		600	597,690
4.500%	06/10/44		250	246,759
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19		700	709,971
Enterprise Products Operating LLC,
Gtd. Notes
5.100%	02/15/45		404	431,252
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41		169	196,511
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.950%	02/15/18		607	692,588
Nabors Industries, Inc.,
Gtd. Notes
2.350%	09/15/16		3,454	3,526,078
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43		393	433,247
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.000%	01/15/19	(a)	1,468	1,441,062
3.250%	03/17/17	(a)	470	481,886
4.375%	05/20/23	(a)	530	510,417
5.625%	05/20/43		500	452,500
7.250%	03/17/44	(a)	1,005	1,108,013
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21	(a)	1,000	1,042,230
7.875%	03/15/19		1,000	1,165,840

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petrofac Ltd. (United Kingdom),
Gtd. Notes, 144A
3.400%	10/10/18		1,392	$1,444,975
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		1,140	1,233,252
5.500%	06/27/44		1,939	2,018,499
6.000%	03/05/20		1,000	1,144,000
Gtd. Notes, 144A
6.375%	01/23/45		794	922,033
Phillips 66,
Gtd. Notes
2.950%	05/01/17	(a)	1,974	2,068,813
5.875%	05/01/42		357	427,712
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.150%	06/01/42		392	425,397
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24		1,121	1,141,014
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	05/15/42	(a)	864	936,784
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34		815	864,411
Western Gas Partners LP,
Sr. Unsec’d. Notes
2.600%	08/15/18		700	713,211
4.000%	07/01/22	(a)	1,623	1,680,918
5.375%	06/01/21		321	363,503
5.450%	04/01/44		400	440,616
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		438	421,329
4.550%	06/24/24		860	868,515
5.750%	06/24/44		1,385	1,396,917
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22		1,786	1,771,405
4.300%	03/04/24		710	740,458
5.400%	03/04/44		500	536,415

				57,625,648

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17		1,748	1,757,534
Actavis Funding SCS,
Gtd. Notes, 144A
2.450%	06/15/19		750	752,100
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16		2,866	2,985,870
6.125%	11/15/41		343	417,519

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
7.000%	03/01/39		100	$142,157

				6,055,180

Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20		1,370	1,430,480
Sr. Unsec’d. Notes, MTN
4.200%	12/15/23	(a)	756	800,017
BioMed Realty LP,
Gtd. Notes
2.625%	05/01/19		273	274,642
4.250%	07/15/22		141	145,378
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	(a)	1,190	1,227,170
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	(a)	990	996,601
Camden Property Trust,
Sr. Unsec’d. Notes
4.250%	01/15/24		929	972,125
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21		1,500	1,527,669
7.500%	04/01/17		750	865,439
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21		940	976,437
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23		1,500	1,462,973
4.500%	07/01/44		210	210,686
Essex Portfolio LP,
Gtd. Notes, 144A
3.875%	05/01/24		470	477,860
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.700%	09/15/17		650	711,051
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21		1,000	1,000,538
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21	(a)	710	711,836
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24		513	518,800
Liberty Property LP,
Sr. Unsec’d. Notes
4.400%	02/15/24	(a)	2,440	2,559,184
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22		1,500	1,519,097
7.750%	08/15/19		1,548	1,843,459

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23		940	$983,992
Omega Healthcare Investors, Inc.,
Gtd. Notes, 144A
4.950%	04/01/24		481	491,275
Piedmont Operating Partnership LP,
Gtd. Notes
4.450%	03/15/24		650	665,815
Regency Centers LP,
Gtd. Notes
3.750%	06/15/24		928	931,269
Simon Property Group LP,
Sr. Unsec’d. Notes
2.200%	02/01/19	(a)	1,900	1,918,090
4.750%	03/15/42		393	417,922
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20		1,000	1,048,821
Ventas Realty LP,
Gtd. Notes
1.250%	04/17/17		713	713,094
3.750%	05/01/24		600	599,183
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.250%	08/15/22		990	978,749

				28,979,652

Real Estate Management & Development
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22		1,000	972,012

Road & Rail
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.450%	03/15/43		419	416,640
4.900%	04/01/44		400	427,596
CSX Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/44		447	421,351

				1,265,587

Semiconductors & Semiconductor Equipment
Intel Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/42	(a)	437	428,170

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.875%	12/15/43		385	423,165
Oracle Corp.,
Sr. Unsec’d. Notes
1.200%	10/15/17		1,423	1,421,096
3.400%	07/08/24		1,500	1,496,595
5.375%	07/15/40		365	414,919

				3,755,775

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Specialty Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/22		2,066	$2,126,133
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.400%	03/15/45		150	152,280
5.875%	12/16/36		336	415,624
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
2.750%	06/15/21	(a)	721	721,267

				3,415,304

Technology Hardware, Storage & Peripherals
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
6.000%	09/15/41		200	230,207

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		1,745	1,679,189
9.250%	08/06/19		1,035	1,375,394
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	08/21/17		1,425	1,420,778
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		1,747	1,685,439
4.750%	11/01/42	(a)	898	856,318

				7,017,118

Trading Companies & Distributors — 0.1%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.875%	04/01/21	(a)	2,070	2,111,400

Wireless Telecommunication Services
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23	(a)	914	952,841
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.350%	06/09/17	(a)	700	699,766

				1,652,607

TOTAL CORPORATE BONDS (cost $414,342,045)				422,447,349

FOREIGN GOVERNMENT BONDS — 0.2%
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19		1,200	1,218,000
5.750%	09/26/23		400	430,000
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41		500	537,500
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
5.550%	01/21/45	(a)	788	896,350
Sr. Unsec’d. Notes, MTN

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
4.750%	03/08/44	884	$901,680
Province of New Brunswick Canada (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18	4,357	4,561,779

TOTAL FOREIGN GOVERNMENT BONDS (cost $8,345,873)			8,545,309

MUNICIPAL BONDS — 0.2%
California — 0.1%
State of California,
General Obligation Unlimited, BABs
7.500%	04/01/34	1,000	1,424,620
7.550%	04/01/39	1,825	2,715,618
7.600%	11/01/40	1,415	2,143,640

			6,283,878

Illinois — 0.1%
City of Chicago, IL,
General Obligation Unlimited, Ser. B
6.314%	01/01/44	1,305	1,442,991
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	2,085	2,089,212
5.877%	03/01/19	1,040	1,163,220

			4,695,423

New York
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.668%	11/15/39	645	846,175
Port Authority of New York & New Jersey,
Revenue Bonds
5.647%	11/01/40	200	238,524

			1,084,699

TOTAL MUNICIPAL BONDS (cost $11,352,416)			12,064,000

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
BCAP LLC Trust,
Series 2010-RR7, Class 1A1, 144A
4.977%(c)	04/26/35	1,179	1,187,084
Series 2010-RR11, Class 6A1, 144A
2.518%(c)	03/27/36	3,223	3,215,750
Fannie Mae REMICS,
Series 2005-47, Class SW, IO
6.568%(c)	06/25/35	4,771	867,966
Series 2006-116, Class SG, IO
6.488%(c)	12/25/36	4,454	712,951
Series 2007-40, Class SE, IO
6.288%(c)	05/25/37	2,736	378,180
Series 2012-9, Class CS, IO(g)
6.398%(c)	02/25/42	811	150,396
Freddie Mac REMICS,
Series 2014-3115, Class SM, IO
6.448%(c)	02/15/36	3,912	582,441
Series 2014-4302, Class DA
3.000%	07/15/39	4,563	4,685,902

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Granite Master Issuer PLC (United Kingdom),
Series 2006-1A, Class A5, 144A
0.293%(c)	12/20/54	2,327	$2,312,586

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $14,109,614)			14,093,256

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.8%
Federal Home Loan Bank
0.875%	05/24/17	215	215,008
Federal Home Loan Mortgage Corp.
0.500%	04/17/15-05/13/16	3,586	3,591,811
0.875%	02/22/17	2,176	2,179,634
1.250%	10/02/19	1,504	1,460,722
3.000%	06/01/43-10/01/43	13,629	13,460,437
3.298%(c)	07/01/41	1,992	2,095,689
3.500%	TBA	11,700	12,026,325
4.000%	10/01/43-11/01/43	13,024	13,816,180
5.000%	08/01/39	1,864	2,062,638
6.250%	07/15/32	530	730,946
Federal National Mortgage Assoc.
0.500%	05/27/15-03/30/16	4,097	4,106,481
1.125%	04/27/17	2,362	2,373,895
1.625%	11/27/18	1,916	1,926,256
1.750%	06/20/19	13,480	13,511,085
2.500%	01/01/43-03/01/43	1,476	1,400,873
2.500%	TBA	3,500	3,555,234
2.500%	TBA	1,200	1,137,563
2.534%(c)	11/01/43	4,813	4,931,759
3.000%	10/01/42-03/20/44	47,606	47,091,990
3.000%	TBA	15,200	15,163,434
3.189%(c)	01/01/44	4,837	5,061,364
3.500%	04/01/20-08/01/43	27,076	27,922,810
3.500%	TBA	12,500	12,979,921
4.000%	09/01/40-01/01/44	33,119	35,235,212
4.000%	TBA	19,400	20,588,250
4.500%	07/01/25-10/01/41	19,273	20,822,832
4.500%	TBA	24,700	26,749,335
5.000%	TBA	6,900	7,662,235
5.500%	11/01/29-12/01/38	24,208	27,209,798
6.500%	10/01/37	2,746	3,096,268
7.250%	05/15/30	787	1,160,912
Government National Mortgage Assoc.
3.000%	04/20/44	703	710,602
3.000%	TBA	2,100	2,119,688
3.500%	TBA	20,100	20,936,978
4.000%	09/20/40-08/20/41	13,424	14,402,393
4.000%	TBA	7,500	8,026,172
4.500%	08/15/39-08/20/41(h)	11,346	12,396,926
4.500%	TBA	3,000	3,275,742
5.000%	11/15/33-06/15/40	1,227	1,357,700

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $393,670,411)			398,553,098

U.S. TREASURY OBLIGATIONS — 9.9%
U.S. Treasury Bonds
3.375%	05/15/44	9,913	9,979,606

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
3.625%	08/15/43-02/15/44	19,845	$20,945,381
3.750%	11/15/43	9,193	9,928,440
4.375%	02/15/38	3,855	4,602,508
4.500%	02/15/36	8,473	10,290,721
6.125%	11/15/27	2,056	2,823,466
U.S. Treasury Notes
0.250%	01/15/15-10/15/15	32,317	32,347,520
0.375%	03/15/15-04/30/16	26,138	26,181,442
0.500%	06/30/16	21,460	21,478,434
0.625%	07/15/16-08/31/17	20,399	20,388,335
0.750%	01/15/17-02/28/18	77,573	77,603,639
0.875%	09/15/16-01/31/18	67,998	68,059,211
1.000%	05/31/18	11,285	11,162,456
1.375%	06/30/18-02/28/19	24,394	24,346,043
1.500%	08/31/18-01/31/19	26,500	26,514,947
1.625%	04/30/19-06/30/19	43,841	43,846,646
2.000%	11/30/20-05/31/21	15,289	15,218,060
2.125%	01/31/21-06/30/21	26,945	26,997,645
2.250%	03/31/21-04/30/21(a)	22,758	23,000,499
2.375%	12/31/20	7,079	7,231,637
2.500%	08/15/23-05/15/24	11,970	11,964,406
2.750%	11/15/23-02/15/24	11,489	11,765,493

TOTAL U.S. TREASURY OBLIGATIONS (cost $503,928,903)			506,676,535

TOTAL LONG-TERM INVESTMENTS (cost $4,549,232,257)			4,719,195,958

Shares
SHORT-TERM INVESTMENTS — 13.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 13.0%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $664,063,925; includes $188,560,295 of cash collateral for securities on loan)(b)(w)(Note 4)	664,063,925	664,063,925

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
0.024%	09/18/14	4,850	4,849,787
0.025%	09/18/14	410	409,982
0.030%	08/21/14	100	99,998
0.032%	08/21/14	410	409,993
0.033%	08/21/14	11,950	11,949,793

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,719,158)			17,719,553

TOTAL SHORT-TERM INVESTMENTS (cost $681,783,083)			681,783,478

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS — 106.0% (cost $5,231,015,340)	$5,400,979,436
Liabilities in excess of other assets(x) — (6.0)%	(305,624,242)

NET ASSETS — 100.0%	$5,095,355,194

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless
otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to
Regulation S and may not be offered, sold or delivered
within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or
in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
BABs	Build America Bonds
BKNT	Bank Note
CVA	Certificate Van Aandelen (Bearer)
DIP	Debtor-in Possession
EAFE	Europe, Australasia, Far East
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
IO	Interest Only
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
PRFC	Preference Shares

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SDR	Swedish Depositary Receipts
TBA	To Be Announced
XTSE	Toronto Stock Exchange

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $182,311,587; cash collateral of $188,560,295 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2014.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2-Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation(1)
Long Positions:
1,885	Mini MSCI EAFE Index	Sep. 2014	$185,032,760	$185,568,825	$536,065
1,602	S&P 500 E-Mini	Sep. 2014	154,431,065	156,387,240	1,956,175

					$2,492,240

(1)	U.S. Treasury Securities with a combined market value of $16,833,445 have been segregated with Goldman Sachs to cover requirements for open contracts as of June 30, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
19,286	09/17/16	1.000%	3 month LIBOR(1)	$(113,344)	$(111,431)	$1,913
2,000	09/17/16	2.250%	3 month LIBOR(1)	(33,220)	(41,350)	(8,130)
5,313	09/17/17	1.500%	3 month LIBOR(1)	(43,606)	(56,511)	(12,905)
640	09/17/24	3.250%	3 month LIBOR(2)	(24,191)	(31,992)	(7,801)
3,997	06/18/44	4.000%	3 month LIBOR(2)	(411,931)	(521,523)	(109,592)

				$(626,292)	$(762,807)	$(136,515)

U.S. Government Agency Securities with a combined market value of $537,740 have been segregated with Citigroup Global Markets to cover requirements for open contracts as of June 30, 2014.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments.

These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,669,616,151	$1,334,842,967	$—
Exchange Traded Funds	2,399,909	—	—
Preferred Stocks	391,582	13,739,690	—
Rights	13,393	381,261	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	69,007,102	—
Bank Loans	—	139,245,975	—
Commercial Mortgage-Backed Securities	—	118,860,300	8,318,081
Corporate Bonds	—	420,950,754	1,496,595
Foreign Government Bonds	—	8,545,309	—
Municipal Bonds	—	12,064,000	—
Residential Mortgage-Backed Securities	—	14,093,256	—
U.S. Government Agency Obligations	—	398,553,098	—
U.S. Treasury Obligations	—	524,396,088	—
Affiliated Money Market Mutual Fund	664,063,925	—	—
Other Financial Instruments*
Futures	2,492,240	—	—
Interest Rate Swaps	—	(136,515)	—

Total	$2,338,977,200	$3,054,543,285	$9,814,676

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (3.7% represents investments purchased with collateral from securities on loans)	13.0%
U.S. Treasury Obligations	10.3
U.S. Government Agency Obligations	7.8
Banks	6.6
Oil, Gas & Consumable Fuels	4.3
Pharmaceuticals	4.3
Food Products	2.7
Insurance	2.6
Commercial Mortgage-Backed Securities	2.5
Real Estate Investment Trusts (REITs)	2.5
Diversified Telecommunication Services	2.2
Health Care Providers & Services	2.0
Electric Utilities	1.9
Food & Staples Retailing	1.8
Media	1.8
Technology Hardware, Storage & Peripherals	1.7
Chemicals	1.6
Aerospace & Defense	1.6
Hotels, Restaurants & Leisure	1.6
Specialty Retail	1.5
Beverages	1.5
Automobiles	1.4
Multi-Utilities	1.4
Non-Residential Mortgage-Backed Securities	1.4
Capital Markets	1.3
Diversified Financial Services	1.3
Software	1.2
IT Services	1.1
Metals & Mining	1.1
Tobacco	1.1
Machinery	1.0
Wireless Telecommunication Services	0.9
Electronic Equipment, Instruments & Components	0.9
Internet Software & Services	0.8
Biotechnology	0.8
Household Products	0.8
Textiles, Apparel & Luxury Goods	0.8

Trading Companies & Distributors	0.8%
Real Estate Management & Development	0.7
Professional Services	0.7
Semiconductors & Semiconductor Equipment	0.7
Energy Equipment & Services	0.7
Commercial Services & Supplies	0.6
Electrical Equipment	0.6
Health Care Equipment & Supplies	0.6
Multiline Retail	0.5
Household Durables	0.5
Life Sciences Tools & Services	0.5
Auto Components	0.4
Containers & Packaging	0.4
Airlines	0.4
Industrial Conglomerates	0.4
Consumer Finance	0.4
Road & Rail	0.3
Communications Equipment	0.3
Construction Materials	0.3
Residential Mortgage-Backed Securities	0.3
Construction & Engineering	0.3
Paper & Forest Products	0.3
Building Products	0.3
Municipal Bonds	0.2
Personal Products	0.2
Air Freight & Logistics	0.2
Foreign Government Bonds	0.2
Independent Power & Renewable Electricity Producers	0.2
Internet & Catalog Retail	0.1
Diversified Consumer Services	0.1
Thrifts & Mortgage Finance	0.1
Transportation Infrastructure	0.1
Water Utilities	0.1
Marine	0.1
Leisure Products	0.1
Health Care Technology	0.1
Gas Utilities	0.1

106.0
Liabilities in excess of other assets	(6.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$1,913	*	Due from broker — variation margin	$138,428	*
Equity contracts	Unaffiliated investments	394,654		—	—
Equity contracts	Due from broker —variation margin	$2,492,240	*	—	—

Total		$2,888,807			$138,428

*	Includes cumulative appreciation/depreciation reported in the schedule of open futures contracts and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Swaps	Total
Interest rate contracts	$—	$4,847,251	$(133,491)	$4,713,760
Equity contracts	995,582	10,734,698	—	11,730,280

Total	$995,582	$15,581,949	$(133,491)	$16,444,040

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures	Swaps	Total
Interest rate contracts	$—	$(1,025,187)	$(136,515)	$(1,161,702)
Equity contracts	394,654	(4,696,123)	—	(4,301,469)

Total	$394,654	$(5,721,310)	$(136,515)	$(5,463,171)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)	Interest Rate Swap Agreements(2)
$243,901,919	$26,675,609	$14,522,000

(1)	Value at Trade Date.

(2)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $182,311,587:
Unaffiliated investments (cost $4,566,951,415)	$4,736,915,511
Affiliated investments (cost $664,063,925)	664,063,925
Cash	1,461,716
Foreign currency, at value (cost $152,324)	151,898
Receivable for investments sold	191,940,823
Dividends and interest receivable	13,408,250
Tax reclaim receivable	3,026,643
Receivable for fund share sold	1,013,116
Due from broker-variation margin	137,909
Prepaid expenses	5,532

Total Assets	5,612,125,323

LIABILITIES:
Payable for investments purchased	326,245,755
Payable to broker for collateral for securities on loan	188,560,295
Advisory fees payable	1,171,062
Payable for fund share repurchased	591,074
Accrued expenses and other liabilities	145,938
Distribution fee payable	55,640
Affiliated transfer agent fee payable	365

Total Liabilities	516,770,129

NET ASSETS	$5,095,355,194

Net assets were comprised of:
Paid-in capital	$4,210,202,377
Retained earnings	885,152,817

Net assets, June 30, 2014	$5,095,355,194

Net asset value and redemption price per share, $5,095,355,194 / 422,935,979 outstanding shares of beneficial interest	$12.05

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $2,707,242 foreign withholding tax)	$45,601,356
Interest income	19,069,066
Affiliated dividend income	292,747
Affiliated income from securities lending, net	235,723

65,198,892

EXPENSES
Advisory fees	19,965,754
Distribution fee	2,465,966
Custodian and accounting fees	376,000
Insurance expenses	32,000
Trustees’ fees	25,000
Audit fee	19,000
Legal fees and expenses	13,000
Commitment fee on syndicated credit agreement	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Shareholders’ reports	3,000
Miscellaneous	13,569

Total expenses	22,922,289
Less: advisory fee waivers and/or expense reimbursement	(2,226,297)

Net expenses	20,695,992

NET INVESTMENT INCOME	44,502,900

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	409,615,435
Futures transactions	15,581,949
Short sales transactions	(106,522)
Swap agreements transactions	(133,491)
Foreign currency transactions	(391,664)

424,565,707

Net change in unrealized appreciation (depreciation) on:
Investments	(333,027,758)
Futures	(5,721,310)
Swap agreements	(136,515)
Foreign currencies	1,279

(338,884,304)

NET GAIN ON INVESTMENTS	85,681,403

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$130,184,303

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$44,502,900	$82,607,777
Net realized gain on investment and foreign currency transactions	424,565,707	166,975,932
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(338,884,304)	380,013,352

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	130,184,303	629,597,061

FUND SHARE TRANSACTIONS:
Fund share sold [4,767,693 and 62,647,022 shares, respectively]	55,599,407	670,915,220
Fund share repurchased [10,379,692 and 35,952,379 shares, respectively]	(120,403,356)	(383,192,557)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(64,803,949)	287,722,663

TOTAL INCREASE IN NET ASSETS	65,380,354	917,319,724
NET ASSETS:
Beginning of period	5,029,974,840	4,112,655,116

End of period	$5,095,355,194	$5,029,974,840

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST Franklin Templeton Founding Funds Allocation Portfolio*	42,993,181	$622,971,199
AST Templeton Global Bond Portfolio*	18,758,543	207,657,067

TOTAL LONG-TERM INVESTMENTS (cost $761,538,435)(w)		830,628,266

SHORT-TERM INVESTMENT	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $100,600)(w) (Note 4)	100,600	$100,600

TOTAL INVESTMENTS — 100.0% (cost $761,639,035)		830,728,866
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(46,170)

NET ASSETS — 100.0%		$830,682,696

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$830,728,866	$—	$—

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Investment Type
Affiliated Mutual Funds	100.0%
Affiliated Money Market Mutual Fund	—	*

	100.0
Liabilities in excess of other assets	—	*

	100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Affiliated investments (cost $761,639,035)	$830,728,866
Receivable for fund share sold	5,417,868
Dividends and interest receivable	12
Prepaid expenses	64

Total Assets	836,146,810

LIABILITIES:
Payable for investments purchased	5,416,828
Accrued expenses and other liabilities	44,673
Advisory fees payable	2,248
Affiliated transfer agent fee payable	365

Total Liabilities	5,464,114

NET ASSETS	$830,682,696

Net assets were comprised of:
Paid-in capital	$762,055,707
Retained earnings	68,626,989

Net assets, June 30, 2014	$830,682,696

Net asset value and redemption price per share, $830,682,696 / 71,622,955 outstanding shares of beneficial interest	$11.60

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Affiliated dividend income	$63
Interest income	3

66

EXPENSES
Advisory fees	64,014
Custodian and accounting fees	32,000
Audit fee	13,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	5,752

Total expenses	133,766

NET INVESTMENT LOSS	(133,700)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions (including affiliated $(18,428))	(18,428)
Net change in unrealized appreciation (depreciation) on investments (including affiliated $41,364,746)	41,364,746

NET GAIN ON INVESTMENTS	41,346,318

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,212,618

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	April 29, 2013* through December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(133,700)	$(134,528)
Net realized loss on investment transactions	(18,428)	(176,186)
Net change in unrealized appreciation (depreciation) on investments	41,364,746	27,725,085

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	41,212,618	27,414,371

FUND SHARE TRANSACTIONS:
Fund share sold [26,767,101 and 45,896,551 shares, respectively]	298,608,492	473,993,281
Fund share repurchased [350,925 and 689,772 shares, respectively]	(3,772,209)	(6,773,857)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	294,836,283	467,219,424

TOTAL INCREASE IN NET ASSETS	336,048,901	494,633,795
NET ASSETS:
Beginning of period	494,633,795	—

End of period	$830,682,696	$494,633,795

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 67.1% ASSET-BACKED SECURITIES — 0.9%	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Collateralized Loan Obligations
BlueMountain CLO Ltd. (Cayman Islands), Series 2005-1A, Class A1F, 144A	0.461%	(c)	11/15/17		154	$153,477

Non-Residential Mortgage-Backed Securities — 0.1%
EFS Volunteer LLC, Series 2010-1, Class A1, 144A	1.089%	(c)	10/26/26		849	853,164

Residential Mortgage-Backed Securities — 0.8%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class M1	0.782%	(c)	09/25/34		1,123	1,029,752
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE7, Class 1A1	1.152%	(c)	10/25/37		3,112	2,889,564
Carrington Mortgage Loan Trust, Series 2007-HE1, Class A1	0.252%	(c)	06/25/37		601	588,938
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	0.852%	(c)	07/25/32		3	2,193
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	0.892%	(c)	08/25/32		98	84,819
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	0.274%	(c)	07/25/37		832	534,577
First NLC Trust, Series 2007-1, Class A1, 144A	0.222%	(c)	08/25/37		1,686	893,017
Household Home Equity Loan Trust, Series 2005-1, Class A	0.443%	(c)	01/20/34		1,183	1,176,330
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	0.712%	(c)	10/25/34		23	20,993
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	0.652%	(c)	12/25/33		245	237,128
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	0.512%	(c)	11/25/34		136	113,885
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	0.282%	(c)	05/25/37		1,220	857,987

						8,429,183

TOTAL ASSET-BACKED SECURITIES (cost $11,115,497)						9,435,824

BANK LOAN(c) — 0.3%
Health Care Providers & Services
HCA, Inc., Term Loan A-2, (cost $3,343,622)	2.650%		05/02/16		3,350	3,350,000

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.4%
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A (cost $4,067,563)	3.156%		07/10/46		3,961	4,044,311

CORPORATE OBLIGATIONS — 12.2%
Airlines — 0.1%
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A, Pass-Through Trust (United Arab Emirates), Pass-Through Certificates, 144A	5.125%		11/30/24		907	971,153

Banks — 5.1%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, MTN, 144A	4.500%		01/20/16	EUR	4,900	6,981,980

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Banks (continued)
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.500%		01/22/15		2,000	$2,036,200
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	1.828%	(c)	01/19/16		6,500	6,548,750
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.750%		09/22/15		4,500	4,634,784
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19		400	494,072
Citigroup, Inc., Sr. Unsec’d. Notes	0.503%	(c)	11/05/14		2,800	2,801,154
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	3.200%		04/03/17		900	946,997
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20		390	426,128
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19		200	236,464
JPMorgan Chase Bank NA, Sub. Notes	0.863%	(c)	05/31/17	EUR	4,100	5,588,306
JPMorgan Chase Bank NA, Sub. Notes	6.000%		10/01/17		2,400	2,729,928
JPMorgan Chase Bank NA, Sub. Notes, RegS	4.375%	(c)	11/30/21	EUR	1,700	2,454,676
KFW (Germany), Gov’t. Gtd. Notes, MTN	6.250%		05/19/21	AUD	4,800	5,170,164
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	1.250%		07/20/16		10,500	10,590,648

						51,640,251

Capital Markets — 0.3%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.450%		07/15/14		1,300	1,302,809
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		01/18/18		1,000	1,136,050
Lehman Brothers Holdings, Inc., MTN(i)	3.011%		N/A		4,200	824,250

						3,263,109

Consumer Finance — 1.7%
Ally Financial, Inc., Gtd. Notes	5.500%		02/15/17		2,100	2,275,875
Ally Financial, Inc., Gtd. Notes	6.750%		12/01/14		100	102,125
Ally Financial, Inc., Notes(g)	2.500%		03/15/17		5,200	5,201,535
Ally Financial, Inc., Sr. Unsec’d. Notes	6.750%		12/01/14		700	716,625
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18		7,200	7,354,872
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.875%		01/15/15		800	814,332
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	7.000%		04/15/15		1,000	1,050,120

						17,515,484

Diversified Financial Services — 1.1%
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes, MTN	1.570%		02/14/18	JPY	500,000	4,503,465
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes, MTN	5.500%		06/26/17		500	535,600
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	0.890%		06/16/15	JPY	100,000	957,202
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	2.000%		09/15/15		2,000	1,998,000
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	2.375%		05/25/16		900	900,000
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	3.000%		11/17/14		450	452,745
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	5.500%		05/25/16		500	532,500
Morgan Stanley, Sr. Unsec’d. Notes	3.450%		11/02/15		800	827,761

						10,707,273

Electric Utilities — 0.2%
Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A	2.500%		08/15/15		1,500	1,518,681

Energy Equipment & Services — 0.5%
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A(g)	4.000%		07/15/15		1,150	1,183,482

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Energy Equipment & Services (continued)
Transocean, Inc., Gtd. Notes	4.950%		11/15/15		4,100	$4,322,884

						5,506,366

Food & Staples Retailing — 0.1%
Woolworths Ltd. (Australia), Gtd. Notes, 144A	2.550%		09/22/15		623	636,612

Health Care Providers & Services — 1.2%
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes	6.875%		07/15/17		4,500	5,096,250
HCA, Inc., Sr. Sec’d. Notes	3.750%		03/15/19		6,900	6,960,375

						12,056,625

Household Durables — 1.2%
D.R. Horton, Inc., Gtd. Notes	6.500%		04/15/16		2,500	2,706,250
Lennar Corp., Gtd. Notes	5.600%		05/31/15		9,195	9,516,825

						12,223,075

Insurance — 0.3%
American International Group, Inc., Sr. Unsec’d. Notes	8.250%		08/15/18		765	950,443
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.450%		05/18/17		1,900	2,119,682

						3,070,125

Metals & Mining — 0.1%
CSN Islands XI Corp. (Brazil), Gtd. Notes, 144A	6.875%		09/21/19		700	742,000

Oil, Gas & Consumable Fuels — 0.1%
Reliance Holdings USA, Inc. (India), RegS(g)	4.500%		10/19/20		300	313,192
Southwestern Energy Co., Gtd. Notes	4.100%		03/15/22		900	953,849

						1,267,041

Technology Hardware, Storage & Peripherals — 0.2%
Denali Borrower LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A	5.625%		10/15/20		1,800	1,908,000

TOTAL CORPORATE OBLIGATIONS (cost $119,257,182)						123,025,795

FOREIGN GOVERNMENT BONDS — 7.0%
Brazil Letras do Tesouro Nacional (Brazil), Bills	11.460%	(s)	01/01/18	BRL	192,800	58,926,207
Brazil Notas do Tesouro Nacional (Brazil), Notes	9.762%		01/01/23	BRL	126	51,096
Brazil Notas do Tesouro Nacional (Brazil), Notes	10.000%		01/01/21	BRL	16,826	6,953,115
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	4.700%		11/01/16	EUR	3,000	4,447,583

TOTAL FOREIGN GOVERNMENT BONDS (cost $69,167,282)						70,378,001

MUNICIPAL BOND — 0.1%
New Jersey
New Jersey Transportation Trust Fund Authority, Revenue Bonds, BABs (cost $504,582)	6.875%		12/15/39		500	557,165

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 19.5%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banc of America Alternative Loan Trust, Series 2006-2, Class 6A1	5.500%		03/25/21	1,638	$1,683,508
Banc of America Alternative Loan Trust, Series 2007-1, Class 1A1	5.829%	(c)	04/25/22	1,021	1,039,071
Banc of America Funding Corp., Series 2004-A, Class 1A3	5.143%	(c)	09/20/34	230	230,731
Banc of America Funding Corp., Series 2005-D, Class A1	2.632%	(c)	05/25/35	349	357,859
Banc of America Mortgage Trust, Series 2005-6, Class 1A1	5.500%		07/25/35	617	623,649
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37	1,360	1,278,582
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	2.504%	(c)	04/25/33	71	71,855
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	2.737%	(c)	01/25/34	303	307,500
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	2.771%	(c)	02/25/34	301	297,181
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	2.744%	(c)	11/25/34	3,082	2,800,997
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	2.150%	(c)	08/25/35	330	335,252
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	2.708%	(c)	09/25/35	1,965	1,714,924
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	2.360%	(c)	01/25/36	2,538	1,958,830
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	2.096%	(c)	01/26/36	3,220	2,679,874
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	2.488%	(c)	12/26/46	3,227	2,217,697
Chase Mortgage Finance Corp., Series 2005-S3, Class A10	5.500%		11/25/35	5,900	5,830,504
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-3, Class 1A2	5.500%		04/25/35	23	23,324
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	2.200%	(c)	09/25/35	623	627,658
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	1.930%	(c)	09/25/35	130	130,268
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33	82	84,146
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	0.552%	(c)	08/25/18	32	30,986
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	5.818%	(c)	01/25/34	259	268,161
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	0.492%	(c)	02/25/35	728	656,814
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J9, Class 2A5	5.500%		01/25/35	777	816,155
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	0.442%	(c)	04/25/35	1,130	922,714
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	2.488%	(c)	04/25/35	1,038	933,811
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	0.492%	(c)	06/25/35	1,482	1,327,682
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	6.500%		04/25/33	35	35,891
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	2.230%	(c)	06/25/33	829	829,147

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Fannie Mae REMICS, Series 1988-22, Class A	1.932%	(c)	08/25/18	2	$1,868
Fannie Mae REMICS, Series 1996-39, Class H	8.000%		11/25/23	26	29,204
Fannie Mae REMICS, Series 2004-11, Class A	0.272%	(c)	03/25/34	296	293,837
Fannie Mae REMICS, Series 2006-5, Class 3A2	2.369%	(c)	05/25/35	242	249,890
Fannie Mae REMICS, Series 2007-114, Class A6	0.352%	(c)	10/27/37	11,300	11,273,818
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	6.500%		07/25/43	1,403	1,575,688
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	858	980,466
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.544%	(c)	07/25/44	1,125	1,122,536
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.344%	(c)	10/25/44	3,964	4,032,994
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.192%	(c)	12/25/36	2,274	2,259,265
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	2.193%	(c)	09/25/34	692	681,571
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A	2.986%	(c)	06/25/34	253	258,968
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	2.879%	(c)	06/25/34	609	584,099
Government National Mortgage Assoc., Series 1998-15, Class C	6.500%		06/20/28	620	691,014
Government National Mortgage Assoc., Series 2012-H08, Class FB	0.752%	(c)	03/20/62	4,879	4,884,043
Government National Mortgage Assoc., Series 2012-H20, Class PT	1.016%	(c)	07/20/62	15,180	15,273,758
Government National Mortgage Assoc., Series 2012-H27, Class FA	0.552%	(c)	10/20/62	28,347	28,131,975
Government National Mortgage Assoc., Series 2012-H29, Class FA	0.667%	(c)	10/20/62	53,815	53,673,329
GreenPoint Mortgage Funding Trust, Series 2005-AR2, Class A1	0.382%	(c)	06/25/45	447	388,914
GreenPoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	2.792%	(c)	10/25/33	475	467,270
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	2.282%	(c)	06/25/34	87	87,741
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	2.648%	(c)	09/25/35	1,320	1,332,308
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	4.862%	(c)	11/25/35	762	707,581
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	2.593%	(c)	04/25/36	2,293	2,080,200
HarborView Mortgage Loan Trust, Series 2004-6, Class 3A2A	2.680%	(c)	08/19/34	1,156	1,171,684
HomeBanc Mortgage Trust, Series 2005-4, Class A1	0.422%	(c)	10/25/35	670	600,161
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1	3.554%	(c)	02/25/35	84	83,872
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1	2.550%	(c)	11/25/33	503	506,404
JP Morgan Mortgage Trust, Series 2007-A1, Class 1A1	2.703%	(c)	07/25/35	1,149	1,168,774
JP Morgan Mortgage Trust, Series 2007-A1, Class 3A3	2.625%	(c)	07/25/35	542	547,052
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	2.400%	(c)	10/25/35	882	894,603

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	1.165%	(c)	10/25/35	1,203	$1,146,346
NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A2, 144A	7.500%		03/25/34	1,399	1,501,314
NCUA Guaranteed Notes, Series 2010-R2, Class 1A	0.526%	(c)	11/06/17	3,973	3,981,945
Reperforming Loan REMIC Trust, Series 2004-R1, Class 2A, 144A	6.500%		11/25/34	174	182,025
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	2.458%	(c)	04/25/34	1,295	1,298,393
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	2.557%	(c)	01/25/36	230	223,460
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	0.401%	(c)	07/19/35	628	571,222
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	1.932%	(c)	02/27/34	150	148,717
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class A5	2.142%	(c)	03/25/33	217	217,383
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7	2.449%	(c)	06/25/33	394	400,177
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	2.443%	(c)	09/25/33	1,934	1,961,361
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A	2.408%	(c)	03/25/34	197	198,364
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A	0.472%	(c)	01/25/45	34	32,228
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A	0.382%	(c)	04/25/45	1,111	1,053,860
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A	0.472%	(c)	07/25/45	3,491	3,304,615
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	0.455%	(c)	10/25/45	9,152	8,596,620
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1	0.412%	(c)	11/25/45	441	412,311
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	1.126%	(c)	02/25/46	1,228	1,155,013
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	1.124%	(c)	08/25/46	742	656,906
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1	2.618%	(c)	12/25/33	117	117,574
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1	2.620%	(c)	06/25/34	2,652	2,703,505
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR1, Class 2A1	2.610%	(c)	02/25/35	800	785,122

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $199,159,407)					196,798,119

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
Federal Home Loan Mortgage Corp.	2.368%	(c)	01/01/34	47	49,660
Federal Home Loan Mortgage Corp.	2.460%	(c)	12/01/26	10	10,468
Federal Home Loan Mortgage Corp.	2.526%	(c)	07/01/29	37	39,556
Federal National Mortgage Assoc.	2.011%	(c)	01/01/25	4	4,568
Federal National Mortgage Assoc.	2.391%	(c)	12/01/29	31	30,737
Federal National Mortgage Assoc.	2.395%	(c)	04/01/32	8	7,968
Federal National Mortgage Assoc.	4.000%		12/01/41-04/01/42	28,063	29,825,304
Federal National Mortgage Assoc.	4.127%	(c)	04/01/24	12	12,949
Federal National Mortgage Assoc.	4.500%		06/01/39-12/01/41	778	844,918
Federal National Mortgage Assoc.	5.000%		TBA	1,000	1,110,469

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Assoc.	5.176%	(c)	03/01/17	33	$32,948
Government National Mortgage Assoc.	1.625%	(c)	05/20/24-11/20/29	252	259,555
Government National Mortgage Assoc.	2.000%	(c)	07/20/17-07/20/24	18	18,311
Government National Mortgage Assoc.	2.500%	(c)	09/20/17	6	5,980

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $32,382,865)					32,253,391

U.S. TREASURY OBLIGATIONS — 23.5%
U.S. Treasury Bond	2.000%		05/31/21	14,300	14,192,750
U.S. Treasury Floating Rate Note	0.094%	(c)	04/30/16(k)	20,700	20,705,382
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.625%		01/15/24	19,600	20,633,843
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.000%		01/15/26	14,800	20,825,841
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/27	7,100	10,241,077
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.500%		01/15/29	2,970	4,137,325
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.875%		04/15/29	900	1,897,142
U.S. Treasury Notes	1.125%		04/30/20	8,600	8,251,967
U.S. Treasury Notes	1.500%		08/31/18	2,900	2,915,179
U.S. Treasury Notes	1.750%		10/31/20	19,000	18,731,321
U.S. Treasury Notes	2.250%		04/30/21	28,000	28,275,632
U.S. Treasury Notes	2.500%		05/15/24	6,400	6,391,002
U.S. Treasury Notes	2.750%		02/15/24	77,200	78,955,065

TOTAL U.S. TREASURY OBLIGATIONS (cost $236,649,753)					236,153,526

TOTAL LONG-TERM INVESTMENTS (cost $675,647,753)					675,996,132

SHORT-TERM INVESTMENTS — 32.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 23.4%
Federal Home Loan Bank	0.058%		08/01/14	300	299,985
Federal Home Loan Bank	0.060%		07/23/14	81,000	80,988,249
Federal Home Loan Bank	0.085%		09/12/14	19,600	19,598,412
Federal Home Loan Bank	0.533%		07/14/14	21,500	21,499,586
Federal Home Loan Mortgage Corp.	0.075%		10/16/14	5,400	5,399,195
Federal Home Loan Mortgage Corp.	0.080%		01/13/15	103,600	103,554,830
Federal National Mortgage Assoc.	0.055%		07/29/14	3,900	3,899,402

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $235,246,728)					235,239,659

REPURCHASE AGREEMENTS(m) — 7.9%
Barclays Capital, Inc., 0.130%, dated 06/30/14, due 07/01/14 in the amount of $20,000,072				20,000	20,000,000
Citigroup Global Markets, Inc., 0.140%, dated 06/30/14, due 07/01/14 in the amount of $8,300,032				8,300	8,300,000
JPMorgan Securities LLC, 0.140%, dated 06/30/14, due 07/01/14 in the amount of $24,900,097				24,900	24,900,000
JPMorgan Securities LLC, 0.200%, dated 06/30/14, due 07/01/14 in the amount of $4,000,022				4,000	4,000,000
Morgan Stanley Co. LLC, 0.150%, dated 06/30/14, due 07/01/14 in the amount of $22,000,092				22,000	22,000,000

TOTAL REPURCHASE AGREEMENTS (cost $79,200,000)					79,200,000

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)##	Value (Note 2)
U.S. TREASURY OBLIGATIONS(n) — 0.5%
U.S. Treasury Bills	0.020%	07/31/14(h)	1,661	$1,660,959
U.S. Treasury Bills	0.035%	10/02/14(h)	100	99,990
U.S. Treasury Bills	0.045%	11/13/14(h)(k)	1,500	1,499,718
U.S. Treasury Bills	0.049%	10/16/14(k)	8	7,999
U.S. Treasury Bills	0.050%	10/09/14(h)	726	725,940
U.S. Treasury Bills	0.056%	08/21/14(h)	641	640,989

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,635,557)				4,635,595

FOREIGN TREASURY OBLIGATIONS(n) — 0.3%
Hellenic Republic Government Bond (Greece)	2.970%	10/10/14	1,005	1,368,878
Mexico Cetes (Mexico)	3.690%	07/10/14	266,840	2,055,163

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $3,409,801)				3,424,041

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.2%
Prudential Investment Portfolios2 — Prudential Core Taxable Money Market Fund (cost $2,359,164)(w)			2,359,164	2,359,164

TOTAL SHORT-TERM INVESTMENTS (cost $324,851,250)				324,858,459

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 99.4% (cost $1,000,499,003)				1,000,854,591

SECURITIES SOLD SHORT — (7.4)%			Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal National Mortgage Assoc.	4.000%	TBA	44,000	(46,555,784)
Federal National Mortgage Assoc.	4.000%	TBA	26,000	(27,592,500)

TOTAL SECURITIES SOLD SHORT (proceeds received $73,979,844)				(74,148,284)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 92.0% (cost $926,519,159)				926,706,307
Other assets in excess of liabilities(x) — 8.0%.				80,252,623

NET ASSETS — 100.0%				$1,006,958,930

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

MTN	Medium Term Note
N/A	Not Applicable
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
USD	United States Dollar

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	The aggregate value of Repurchase Agreements is $79,200,000. Repurchase agreements are collateralized by FHLB (coupon rate 0.420%, maturity date 06/06/16), U.S. Treasury Bonds (coupon rates 2.125% - 2.875%, maturity dates 02/15/41 - 05/15/43), U.S. Treasury Notes (coupon rates 2.000% - 2.375%, maturity dates 08/31/14 - 02/28/21), with the value, including accrued interest, of $80,762,754. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Position:
521	10 Year U.S. Treasury Notes	Sep. 2014	$65,061,609	$65,214,547	$152,938

Short Positions:
565	10 Year Australian Treasury Bonds	Sep. 2014	467,842,637	469,148,989	(1,306,352)
47	20 Year U.S. Treasury Bonds	Sep. 2014	6,401,914	6,447,813	(45,899)
7	30 Year U.S. Ultra Treasury Bonds	Sep. 2014	1,039,091	1,049,563	(10,472)
4	30 Year USD Deliverable Interest Rate Swap	Sep. 2014	443,500	452,250	(8,750)

					(1,371,473)

					$(1,218,535)

(1)	U.S. Treasury Securities with a combined market value of $2,189,474 have been segregated with Morgan Stanley, Citigroup Global Markets and Deutsche Bank AG to cover requirements for open contracts at June 30, 2014.

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/02/14	Deutsche Bank AG	AUD	5,822	$5,491,555	$5,488,975	$(2,580)
Brazilian Real,
Expiring 07/02/14	Barclays Capital Group	BRL	2,184	991,600	986,316	(5,284)
Expiring 07/02/14	BNP Paribas	BRL	15,062	6,661,000	6,812,725	151,725
Expiring 07/02/14	Citigroup Global Markets	BRL	12,097	5,387,809	5,471,420	83,611
Expiring 07/02/14	Credit Suisse First Boston Corp.	BRL	24,052	10,920,440	10,862,245	(58,195)
Expiring 07/02/14	Credit Suisse First Boston Corp.	BRL	2,184	970,020	987,837	17,817
Expiring 07/02/14	Hong Kong & Shanghai Bank	BRL	2,468	1,120,751	1,114,779	(5,972)

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real (continued),
Expiring 07/02/14	JPMorgan Chase	BRL	44,097	$19,699,236	$19,945,244	$246,008
Expiring 07/02/14	JPMorgan Chase	BRL	5,010	2,226,000	2,266,032	40,032
Expiring 07/02/14	UBS AG	BRL	43,046	19,544,333	19,440,181	(104,152)
Expiring 07/02/14	UBS AG	BRL	7,151	3,192,575	3,234,610	42,035
Expiring 08/04/14	UBS AG	BRL	45,963	20,159,381	20,580,160	420,779
Expiring 01/05/15	Citigroup Global Markets	BRL	67,752	28,754,992	29,097,063	342,071
British Pound,
Expiring 07/02/14	Deutsche Bank AG	GBP	382	649,209	653,741	4,532
Chinese Yuan,
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	2,040,000	1,926,455	(113,545)
Euro,
Expiring 07/02/14	Barclays Capital Group	EUR	845	1,150,661	1,157,068	6,407
Expiring 07/02/14	Deutsche Bank AG	EUR	23,449	31,869,536	32,108,969	239,433
Japanese Yen,
Expiring 07/02/14	JPMorgan Chase	JPY	615,800	6,063,500	6,078,773	15,273
South Korean Won,
Expiring 07/23/14	Barclays Capital Group	KRW	128,212	125,000	126,597	1,597
Expiring 07/23/14	Credit Suisse First Boston Corp.	KRW	10,281,686	10,027,000	10,152,161	125,161

				$177,044,598	$178,491,351	$1,446,753

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/02/14	BNP Paribas	AUD	5,822	$5,375,453	$5,488,975	$(113,522)
Expiring 08/05/14	Deutsche Bank AG	AUD	5,822	5,478,170	5,474,396	3,774
Brazilian Real,
Expiring 07/02/14	Barclays Capital Group	BRL	2,184	973,609	987,837	(14,228)
Expiring 07/02/14	BNP Paribas	BRL	15,062	6,838,677	6,802,234	36,443
Expiring 07/02/14	Citigroup Global Markets	BRL	7,582	3,442,563	3,424,218	18,345
Expiring 07/02/14	Citigroup Global Markets	BRL	4,514	2,010,718	2,041,922	(31,204)
Expiring 07/02/14	Credit Suisse First Boston Corp.	BRL	26,236	11,728,852	11,866,836	(137,984)
Expiring 07/02/14	Hong Kong & Shanghai Bank	BRL	2,468	1,101,448	1,116,498	(15,050)
Expiring 07/02/14	JPMorgan Chase	BRL	49,107	22,295,885	22,177,070	118,815
Expiring 07/02/14	UBS AG	BRL	45,515	20,218,039	20,586,664	(368,625)
Expiring 07/02/14	UBS AG	BRL	4,683	2,090,586	2,118,112	(27,526)
Expiring 08/04/14	Credit Suisse First Boston Corp.	BRL	2,184	961,268	977,889	(16,621)
Expiring 08/04/14	JPMorgan Chase	BRL	44,097	19,520,037	19,744,365	(224,328)
Expiring 08/04/14	UBS AG	BRL	7,151	3,163,622	3,202,033	(38,411)
Expiring 10/02/14	Credit Suisse First Boston Corp.	BRL	5,761	2,487,000	2,537,491	(50,491)
Expiring 10/02/14	Goldman Sachs & Co.	BRL	3,777	1,626,000	1,663,882	(37,882)
Expiring 10/02/14	Goldman Sachs & Co.	BRL	3,763	1,626,050	1,657,701	(31,651)
Expiring 10/02/14	Goldman Sachs & Co.	BRL	1,500	651,000	660,833	(9,833)
Expiring 01/05/15	Citigroup Global Markets	BRL	38,183	16,205,399	16,398,180	(192,781)
Expiring 01/05/15	Hong Kong & Shanghai Bank	BRL	25,016	10,618,681	10,743,177	(124,496)
Expiring 01/05/15	JPMorgan Chase	BRL	63,988	27,175,560	27,480,169	(304,609)
Expiring 01/05/15	UBS AG	BRL	47,909	20,159,381	20,574,949	(415,568)
British Pound,
Expiring 07/02/14	BNP Paribas	GBP	382	643,225	653,740	(10,515)
Expiring 08/05/14	Deutsche Bank AG	GBP	382	649,044	653,558	(4,514)
Chinese Yuan,
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	1,882,955	1,926,456	(43,501)
Euro,
Expiring 07/02/14	Goldman Sachs & Co.	EUR	24,294	33,271,993	33,266,036	5,957
Expiring 08/05/14	Deutsche Bank AG	EUR	23,449	31,873,405	32,113,172	(239,767)
Japanese Yen,
Expiring 07/02/14	JPMorgan Chase	JPY	615,800	6,046,146	6,078,773	(32,627)

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (continued),
Expiring 08/05/14	JPMorgan Chase	JPY	615,800	$6,064,868	$6,080,409	$(15,541)
Mexican Peso,
Expiring 07/23/14	BNP Paribas	MXN	3,092	233,682	237,925	(4,243)
Expiring 07/23/14	Hong Kong & Shanghai Bank	MXN	14,347	1,099,227	1,103,913	(4,686)
Expiring 09/23/14	Goldman Sachs & Co.	MXN	9,504	727,528	728,270	(742)

				$268,240,071	$270,567,683	$(2,327,612)

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
	Over-the-counter swap agreements:
BRL	20,300	01/04/21	11.680%	Brazilian interbank overnight lending rate(1)	$(72,436)	$17,734	$(90,170)	Goldman Sachs & Co.
BRL	12,400	01/04/21	11.680%	Brazilian interbank overnight lending rate(1)	(44,247)	6,540	(50,787)	Barclays Capital Group

					$(116,683)	$24,274	$(140,957)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
AUD	543,100	03/16/17	3.500%	6 month Australian Bank Bill rate(1)	$922,997	$2,023,823	$1,100,826
AUD	98,700	06/18/19	4.000%	6 month Australian Bank Bill rate(1)	(202,950)	3,038,011	3,240,961
	113,300	06/18/19	2.000%	3 month LIBOR(1)	(580,096)	1,787,296	2,367,392
	37,300	06/18/34	3.750%	3 month LIBOR(1)	747,865	(3,277,053)	(4,024,918)
	5,200	06/19/43	2.750%	3 month LIBOR(1)	311,579	559,934	248,355
	50,300	12/18/43	3.250%	3 month LIBOR(1)	2,407,861	507,845	(1,900,016)
	13,900	12/18/43	3.500%	3 month LIBOR(1)	786,740	(548,733)	(1,335,473)

					$4,393,996	$4,091,123	$(302,873)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Cash of $1,045,000 and U.S. Treasury Securities with a combined market value of $12,436,535 have been segregated with Barclays, Citigroup, Credit Suisse, Deutsche Bank, Morgan Stanley and UBS to cover requirements for open contracts at June 30, 2014.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
BP Capital Markets America	06/20/15	5.000%	1,950	0.099%	$97,468	$5,998	$91,470	Goldman Sachs & Co.
BP Capital Markets America	06/20/15	5.000%	1,400	0.099%	69,977	8,252	61,725	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Credit default swap agreements outstanding at June 30, 2014 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at June 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1) (continued)
BP Capital Markets America	06/20/15	5.000%		700	0.099%	$34,706	$(4,301)	$ 39,007	Goldman Sachs & Co.
Citigroup, Inc.	09/20/14	1.000%		8,600	0.172%	18,812	(11,290)	30,102	Deutsche Bank AG
Federal Republic of Brazil	03/20/16	1.000%		6,200	0.430%	52,918	(20,152)	73,070	Citigroup Global Markets
Finmeccanica Finance SA	03/20/19	5.000%	EUR	500	1.772%	101,110	72,493	28,617	Credit Suisse First Boston Corp.
Japan Gov’t. Series 55	03/20/16	1.000%		4,400	0.134%	67,416	10,957	56,459	Goldman Sachs & Co.
Japan Gov’t. Series 55	03/20/16	1.000%		2,800	0.134%	43,134	9,003	34,131	Royal Bank of Scotland PLC
Lloyds Bank	09/20/17	3.000%	EUR	4,300	0.369%	499,691	21,512	478,179	Morgan Stanley
Lloyds Bank	09/20/17	3.000%	EUR	1,200	0.369%	139,449	7,194	132,255	Deutsche Bank AG
People’s Republic of China	09/20/16	1.000%		4,400	0.245%	74,283	(8,369)	82,652	Morgan Stanley

						$1,198,964	$91,297	$1,107,667

The Portfolio entered into credit default swap agreements on corporate and sovereign issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/ Obligation	Termination Date	Notional Amount (000)#(4)		Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
Credit Agricole SA	12/20/16	EUR	2,800	1.000%	$(57,443)	$141,354	$(198,797)	Citigroup Global Markets
Credit Agricole SA	12/20/16	EUR	1,650	1.000%	(33,850)	85,716	(119,566)	Goldman Sachs & Co.
Lennar Corp.	06/20/15		9,200	5.000%	(435,899)	(160,519)	(275,380)	BNP Paribas
Pulte Group, Inc.	03/20/15		3,000	1.000%	(19,361)	33,982	(53,343)	Barclays Capital Group

					$(546,553)	$100,533	$(647,086)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Credit default swap agreements outstanding at June 30, 2014 (continued):

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$153,477	$—
Non-Residential Mortgage-Backed Securities	—	853,164	—
Residential Mortgage-Backed Securities	—	8,429,183	—
Bank Loan	—	3,350,000	—
Commercial Mortgage-Backed Security	—	4,044,311	—
Corporate Obligations	—	117,824,260	5,201,535
Foreign Government Bonds	—	70,378,001	—
Municipal Bond	—	557,165	—
Residential Mortgage-Backed Securities	—	196,798,119	—
U.S. Government Agency Obligations	—	267,493,050	—
U.S. Treasury Obligations	—	240,789,121	—
Repurchase Agreements	—	79,200,000	—
Foreign Treasury Obligations	—	3,424,041	—
Affiliated Money Market Mutual Fund	2,359,164	—	—
Short Sales — U.S. Government Agency Obligations	—	(74,148,284)	—
Other Financial Instruments*
Futures	(1,218,535)	—	—
Foreign Forward Currency Contracts	—	(880,859)	—
Interest Rate Swaps	—	(443,830)	—
Credit Default Swaps	—	460,581	—

Total	$1,140,629	$918,281,500	$5,201,535

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Residential Mortgage-Backed Securities	Corporate Obligations
Balance as of 12/31/13	$21,607,865	$952,676
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	—	1,535
Purchases	—	5,200,000
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(21,607,865)	(952,676)

Balance as of 06/30/14	$—	$5,201,535

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $1,535 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were three Residential Mortgage-Backed Securities transferred out of Level 3 and one Corporate Obligation transferred out of Level 3 as a result of being priced by a vendor.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 were as follows:

U.S. Government Agency Obligations	26.6%
U.S. Treasury Obligations	24.0
Residential Mortgage-Backed Securities	20.3
Repurchase Agreements	7.9
Foreign Government Bonds	7.0
Banks	5.1
Consumer Finance	1.7
Health Care Providers & Services	1.5
Household Durables	1.2
Diversified Financial Services	1.1
Energy Equipment & Services	0.5
Commercial Mortgage-Backed Security	0.4
Foreign Treasury Obligations	0.3

Capital Markets	0.3%
Insurance	0.3
Affiliated Money Market Mutual Fund	0.2
Technology Hardware, Storage & Peripherals	0.2
Electric Utilities	0.2
Oil, Gas & Consumable Fuels	0.1
Airlines	0.1
Non-Residential Mortgage-Backed Securities	0.1
Metals & Mining	0.1
Food & Staples Retailing	0.1
Municipal Bond	0.1
U.S. Government Agency Obligations	(7.4)

92.0
Other assets in excess of liabilities	8.0

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	7,110,472	*	Due to broker-variation margin	8,631,880	*
Interest rate contracts	Premiums paid for swap agreements	24,274		Unrealized depreciation on over-the-counter swap agreements	140,957
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,919,815		Unrealized depreciation on foreign currency forward contracts	2,800,674
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	1,107,667		Unrealized depreciation on over-the-counter swap agreements	647,086
Credit contracts	Premiums paid for swap agreements	396,461		Premiums received for swap agreements	204,631

Total		$10,558,689			$12,425,228

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts(1)	Total
Interest rate contracts	$(2,313,318)	$722,058	$(2,524,931)	$—	$(4,116,191)
Foreign exchange contracts		—	—	(3,650,434)	(3,650,434)
Credit contracts	—	—	(5,550,149)	—	(5,550,149)

Total	$(2,313,318)	$722,058	$(8,075,080)	$(3,650,434)	$(13,316,774)

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$1,556,047	$(4,050,759)	$—	$(2,494,712)
Foreign exchange contracts	—	—	(458,924)	(458,924)
Credit contracts	—	4,451,482	—	4,451,482

Total	$1,556,047	$400,723	$(458,924)	$1,497,846

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For	the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Written Options(1)	Futures Contracts — Long Positions(2)	Futures Contracts — Short Positions(2)	Forward Foreign Currency Exchange Purchase Contracts(3)	Forward Foreign Currency Exchange Sale Contracts(4)	Interest Rate Swap Agreements(5)	Credit Default Swap Agreements — Buy Protection(5)	Credit Default Swap Agreements — Sell Protection(5)
$230,809	$437,859,208	$310,862,443	$117,410,445	$214,022,700	$447,906,040	$80,489,533	$38,466,918

(1)	Premium Received.

(2)	Value at Trade Date.

(3)	Value at Settlement Date Payable.

(4)	Value at Settlement Date Receivable.

(5)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of recognized assets(1)	Gross Amounts available for offset	Collateral Received(3)	Net Amount
Barclays Capital Group	$48,526	$(48,526)	$—	$—
BNP Paribas	188,168	(188,168)	—	—
Citigroup Global Markets	658,451	(442,934)	(300,000)	—
Credit Suisse First Boston Corp.	244,088	(244,088)	—	—
Deutsche Bank AG	417,290	(258,151)	(190,015)	—
Goldman Sachs & Co	383,275	(294,145)	(260,020)	—
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase.	420,128	(420,128)	—	—
Morgan Stanley	582,343	(8,369)	(555,043)	18,931
Royal Bank of Scotland Group PLC	43,134	—	—	43,134
UBS AG	462,814	(462,814)	—	—

	$3,448,217

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Barclays Capital Group	$(123,642)	$48,526	$—	$(75,116)
BNP Paribas	(564,179)	188,168	475,965	—
Citigroup Global Markets	(442,934)	442,934	—	—
Credit Suisse First Boston Corp.	(263,291)	244,088	—	(19,203)
Deutsche Bank AG	(258,151)	258,151	—	—
Goldman Sachs & Co.	(294,145)	294,145	—	—
Hong Kong & Shanghai Bank	(150,204)	—	—	(150,204)
JPMorgan Chase	(734,151)	420,128	571,908	—
Morgan Stanley	(8,369)	8,369	—	—
Royal Bank of Scotland Group PLC	—	—	—	—
UBS AG	(954,282)	462,814	380,934	(110,534)

	$(3,793,348)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Unaffiliated investments (cost $998,139,839)	$998,495,427
Affiliated investments (cost $2,359,164)	2,359,164
Foreign currency, at value (cost $2,029,242)	2,044,057
Deposit with broker	1,045,003
Receivable for investments sold	120,266,999
Dividends and interest receivable	3,770,748
Receivable for fund share sold	3,694,839
Unrealized appreciation on foreign currency forward contracts	1,919,815
Unrealized appreciation on over-the-counter swap agreements	1,107,667
Premiums paid for swap agreements	420,735
Prepaid expenses	10,592

Total Assets	1,135,135,046

LIABILITIES:
Securities sold short, at value (proceeds received $73,979,844)	74,148,284
Payable for investments purchased	47,977,657
Unrealized depreciation on foreign currency forward contracts	2,800,674
Due to broker	1,305,000
Unrealized depreciation on over-the-counter swap agreements	788,043
Due to broker-variation margin	544,081
Advisory fees payable	258,473
Premiums received for swap agreements	204,631
Accrued expenses and other liabilities	104,931
Payable for fund share repurchased	32,978
Distribution fee payable	10,999
Affiliated transfer agent fee payable	365

Total Liabilities	128,176,116

NET ASSETS	$1,006,958,930

Net assets were comprised of:
Paid-in capital	$1,007,213,442
Retained earnings	(254,512)

Net assets, June 30, 2014	$1,006,958,930

Net asset value and redemption price per share, $1,006,958,930 / 96,538,771 outstanding shares of beneficial interest	$10.43

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$10,747,943
Affiliated dividend income	1,181

10,749,124

EXPENSES
Advisory fees	3,175,654
Distribution fee	507,999
Custodian and accounting fees	139,000
Audit fee	28,000
Trustees’ fees	10,000
Insurance expenses	8,000
Legal fees and expenses	6,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	8,799

Total expenses	3,892,452

NET INVESTMENT INCOME	6,856,672

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	53,753
Futures transactions	(2,313,318)
Options written transactions	722,058
Short sales transactions	(727,129)
Swap agreements transactions	(8,075,080)
Foreign currency transactions	(7,853,111)

(18,192,827)

Net change in unrealized appreciation (depreciation) on:
Investments	17,711,853
Futures	1,556,047
Short sales	(171,565)
Swap agreements	400,723
Foreign currencies	(464,336)

19,032,722

NET GAIN ON INVESTMENTS	839,895

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,696,567

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,856,672	$12,235,905
Net realized loss on investment and foreign currency transactions	(18,192,827)	(2,912,245)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	19,032,722	(33,144,130)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,696,567	(23,820,470)

FUND SHARE TRANSACTIONS:
Fund share sold [2,285,502 and 14,734,225 shares, respectively]	23,740,839	154,225,514
Fund share repurchased [7,415,972 and 24,461,728 shares, respectively]	(77,024,260)	(255,908,387)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(53,283,421)	(101,682,873)

TOTAL DECREASE IN NET ASSETS	(45,586,854)	(125,503,343)
NET ASSETS:
Beginning of period	1,052,545,784	1,178,049,127

End of period	$1,006,958,930	$1,052,545,784

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 95.0% ASSET-BACKED SECURITIES — 2.6%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Debt Obligations — 0.4%
Hillmark Funding Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A	0.480%	(c)	05/21/21	27,541	$27,115,208

Collateralized Loan Obligations — 0.3%
ACA CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A	0.479%	(c)	07/25/18	685	683,844
Commercial Industrial Finance Corp. (Cayman Islands), Series 2006-2A, Class A1L, 144A	0.487%	(c)	03/01/21	3,182	3,158,878
Commercial Industrial Finance Corp. (Cayman Islands), Series 2007-1A, Class A1L, 144A	0.483%	(c)	05/10/21	11,519	11,414,915
Galaxy VIII CLO Ltd. (Cayman Islands), Series 2007-8A, Class A, 144A	0.469%	(c)	04/25/19	5,226	5,197,732

					20,455,369

Non-Residential Mortgage-Backed Securities — 0.6%
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 144A	2.902%	(c)	08/15/18	34,000	34,110,228
SLM Private Education Loan Trust, Series 2010-C, Class A2, 144A	2.802%	(c)	12/16/19	1,784	1,817,089

					35,927,317

Residential Mortgage-Backed Securities — 1.3%
Accredited Mortgage Loan Trust, Series 2005-3, Class M3	0.630%	(c)	09/25/35	3,100	2,292,586
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE4, Class A2A	0.212%	(c)	10/25/36	461	163,756
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R9, Class M3	1.172%	(c)	10/25/34	1,100	939,896
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A1	0.700%	(c)	09/25/34	856	851,021
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class M1	0.702%	(c)	06/25/36	5,100	4,308,801
BNC Mortgage Loan Trust, Series 2007-2, Class A2	0.252%	(c)	05/25/37	2,790	2,652,255
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	0.212%	(c)	11/25/36	224	124,098
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	0.892%	(c)	05/25/40	1,623	1,461,503
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	0.392%	(c)	06/25/32	1,275	1,258,677
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A5	0.512%	(c)	11/25/35	4,400	2,721,919
First NLC Trust, Series 2007-1, Class A1, 144A	0.222%	(c)	08/25/37	6,582	3,487,018
Fremont Home Loan Trust, Series 2006-3, Class 2A3	0.322%	(c)	02/25/37	24,471	12,885,554
Fremont Home Loan Trust, Series 2006-E, Class 2A1	0.212%	(c)	01/25/37	97	42,919
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	0.192%	(c)	08/25/36	64	29,820
HSBC Home Equity Loan Trust, Series 2005-1, Class A	0.443%	(c)	01/20/34	3,032	3,014,345
JP Morgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	0.212%	(c)	03/25/47	693	668,815
Lehman XS Trust, Series 2007-2N, Class 3A3	0.322%	(c)	02/25/37	11,340	6,193,178

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	0.712%	(c)	10/25/34	127	$114,759
MASTR Asset-Backed Securities Trust, Series 2005-WF1, Class M2	0.582%	(c)	06/25/35	6,100	5,579,542
MASTR Asset-Backed Securities Trust, Series 2006-NC2, Class A5	0.392%	(c)	08/25/36	4,526	2,497,997
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE7, Class A2C	1.402%	(c)	07/25/37	8,600	5,444,961
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	0.202%	(c)	11/25/36	8	4,280
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	5.726%	(c)	10/25/36	432	272,598
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	0.512%	(c)	04/25/37	1,025	573,307
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ1, Class M2	1.142%	(c)	09/25/34	5,862	5,573,426
RAAC Trust, Series 2006-SP1, Class M1	0.552%	(c)	09/25/45	5,000	4,008,640
RAMP Trust, Series 2003-RS11, Class MII1	1.247%	(c)	12/25/33	5,374	4,940,967
RAMP Trust, Series 2006-RS5, Class A3	0.322%	(c)	09/25/36	751	719,936
Securitized Asset-Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	0.212%	(c)	12/25/36	152	54,370
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A	0.212%	(c)	11/25/36	231	90,672
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	0.232%	(c)	06/25/37	908	538,665
Structured Asset Investment Loan Trust, Series 2005-7, Class M1	0.642%	(c)	08/25/35	8,000	7,062,120
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC2, Class A3	0.302%	(c)	09/25/36	4,790	3,933,852
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF1, Class M2	0.492%	(c)	02/25/36	1,500	1,246,334

					85,752,587

TOTAL ASSET-BACKED SECURITIES (cost $170,956,874)					169,250,481

BANK LOANS(c) — 0.2%
Energy Equipment & Services — 0.1%
Energy Future Intermediate Holding Co. LLC, Term Loan 1	4.250%		04/28/16	6,300	6,339,375

Health Care Providers & Services — 0.1%
HCA, Inc., Term Loan A-2	2.650%		05/02/16	2,255	2,254,808
HCA, Inc., Term Loan B5	—(p)		03/31/17	5,000	5,010,715

					7,265,523

TOTAL BANK LOANS (cost $13,614,022)					13,604,898

CERTIFICATE OF DEPOSIT(n) — 0.2%
Banco Bilbao Vizcaya Argentaria (Spain) (cost $14,000,000)	1.075%		05/16/16	14,000	13,994,582

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class A4	5.331%		02/11/44	385	415,791

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4	5.471%	(c)	01/12/45		1,100	$1,211,474
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799%	(c)	08/10/42		200	201,760
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37		34,978	36,237,376
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39		3,716	4,033,886
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A3	5.383%		02/15/40		914	993,332
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class A3A	4.678%		07/15/42		251	252,601
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	5.866%	(c)	09/15/45		13,267	14,918,076
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%	(c)	03/12/51		2,300	2,526,233
Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4A, 144A	5.997%	(c)	08/12/45		87	96,226
Silenus European Loan Conduit No. 25 Ltd. (Ireland), Series 25X, Class A	0.485%	(c)	05/15/19	EUR	283	382,453
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 144A	0.231%	(c)	06/15/20		1,197	1,189,400

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $59,790,193)						62,458,608

CORPORATE BONDS — 21.7%
Airlines
UAL 1991 Pass-Through Trust AB, Pass-Through Certificates(d)	10.020%		03/22/14		252	109,689

Banks — 11.0%
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec’d. Notes	3.375%		09/26/16		2,200	2,274,250
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.250%		01/14/16		10,000	10,405,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico), Sr. Unsec’d. Notes, 144A	4.125%		11/09/22		6,700	6,800,500
Bank of America Corp., Sr. Unsec’d. Notes	3.700%		09/01/15		8,100	8,373,983
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15		19,700	20,287,631
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16		5,855	6,489,618
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.625%		03/17/16		19,370	20,231,984
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18		11,900	14,019,759
Bank of America Corp., Sub. Notes	0.554%	(c)	08/15/16		1,900	1,883,394
Bank of America NA, Sr. Unsec’d. Notes	0.643%	(c)	05/08/17		5,700	5,696,711
Bank of America NA, Sub. Notes	6.000%		10/15/36		1,500	1,819,253
Bank of China Hong Kong Ltd. (Hong Kong), Sub. Notes, 144A	5.550%		02/11/20		2,900	3,202,435
Bank of Montreal (Canada), Covered Bonds, 144A	2.850%		06/09/15		4,400	4,504,148
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.950%		01/30/17		800	820,604
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	5.200%		07/10/14		900	900,810
Barclays PLC (United Kingdom), Jr. Sub. Notes	6.500%	(c)	06/15/49	EUR	7,800	10,760,646
BBVA Bancomer SA (Mexico), Sr. Unsec’d. Notes, 144A	4.500%		03/10/16		4,000	4,210,000

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Banks (continued)
BBVA Bancomer SA (Mexico), Sub. Notes, 144A	6.500%		03/10/21		8,000	$9,020,000
BNP Paribas SA (France), Gtd. Notes	0.533%	(c)	11/07/15		28,900	28,892,255
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17		2,100	2,237,813
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	4.750%		02/15/15		2,000	2,040,000
Citigroup, Inc., Sr. Unsec’d. Notes	1.023%	(c)	04/01/16		2,200	2,213,961
Citigroup, Inc., Sr. Unsec’d. Notes	1.189%	(c)	07/25/16		2,500	2,527,140
Citigroup, Inc., Sr. Unsec’d. Notes	1.250%		01/15/16		8,700	8,752,400
Citigroup, Inc., Sr. Unsec’d. Notes	6.010%		01/15/15		7,400	7,623,080
Citigroup, Inc., Sr. Unsec’d. Notes, MTN	0.748%	(c)	05/01/17		63,000	62,946,954
Citigroup, Inc., Sr. Unsec’d. Notes, MTN	5.500%		10/15/14		14,417	14,625,124
Citigroup, Inc., Sub. Notes	4.875%		05/07/15		5,200	5,384,288
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A(g)	1.031%	(c)	09/18/15		20,000	20,170,820
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Certificate of Deposit	0.280%	(c)	06/12/15		16,600	16,596,746
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Sr. Unsec’d. Notes	0.556%	(c)	04/28/17		12,100	12,110,903
Credit Agricole Home Loan SFH (France), Covered Bonds, 144A	0.978%	(c)	07/21/14		33,500	33,506,131
Credit Agricole SA (France), Jr. Sub. Notes, 144A	8.375%	(c)	10/29/49		6,700	7,914,375
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	5.500%		05/25/16		16,500	17,572,500
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	4.000%		01/29/21		2,600	2,762,490
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	0.853%	(c)	06/04/17		2,500	2,500,320
ING Bank NV (Netherlands), Unsec’d. Notes, 144A(g)	0.582%	(c)	01/04/16		49,200	49,185,289
JPMorgan Chase & Co., Sr. Unsec’d. Notes	0.744%	(c)	02/15/17		52,300	52,490,267
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%		07/05/16		600	625,409
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.450%		03/01/16		31,800	33,183,936
JPMorgan Chase & Co., Unsec’d. Notes, MTN	0.779%	(c)	04/25/18		11,700	11,699,965
JPMorgan Chase Bank NA, Sub. Notes	0.863%	(c)	05/31/17	EUR	6,400	8,723,210
JPMorgan Chase Bank NA, Sub. Notes	6.000%		10/01/17		1,800	2,047,446
Lloyds Bank PLC (United Kingdom), Jr. Sub. Notes, 144A(g)	12.000%	(c)	12/29/49		20,000	29,000,000
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A(g)	0.515%	(c)	06/30/17		35,800	35,832,818
National Westminster Bank PLC (United Kingdom), Sub. Notes	7.875%		09/09/15	GBP	1,750	3,184,100
Northern Rock Asset Management PLC (United Kingdom), Covered Bonds, 144A(g)	5.625%		06/22/17		37,200	41,515,126
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, RegS	6.875%		03/19/20	EUR	5,800	9,548,914
Sberbank of Russia Via SB Capital SA (Russia), Sr. Unsec’d. Notes	5.499%		07/07/15		25,700	26,651,414
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.500%		07/27/15		7,000	7,209,804
Turkiye Garanti Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A	2.728%	(c)	04/20/16		2,400	2,370,000
US Bank NA, Sr. Unsec’d. Notes	0.345%	(c)	04/22/16		6,000	6,000,684

						701,346,408

Capital Markets — 0.8%
Blackstone Group LP (The), Notes(g)	9.625%		03/19/19		2,600	2,620,247
Morgan Stanley, Sr. Unsec’d. Notes	5.375%		10/15/15		8,600	9,106,179
Morgan Stanley, Sr. Unsec’d. Notes, MTN	1.509%	(c)	04/25/18		34,100	34,776,135

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Capital Markets (continued)
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%		04/28/15		1,400	$1,465,110

						47,967,671

Chemicals — 0.1%
Braskem Finance Ltd. (Brazil), Gtd. Notes, 144A	5.750%		04/15/21		3,300	3,450,150

Diversified Financial Services — 4.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	2.750%		05/15/17		2,450	2,465,313
Ally Financial, Inc., Gtd. Notes	2.750%		01/30/17		6,700	6,775,375
Ally Financial, Inc., Gtd. Notes	7.500%		09/15/20		6,900	8,314,500
Ally Financial, Inc., Series 8, Gtd. Notes	6.750%		12/01/14		3,000	3,063,750
Bank One Capital III, Ltd. Gtd. Notes	8.750%		09/01/30		1,100	1,493,864
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	5.300%		10/30/15		5,500	5,829,995
Fifth Third Bancorp, Sub. Notes	0.651%	(c)	12/20/16		2,300	2,283,748
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.750%		05/15/15		4,345	4,428,420
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.984%		06/15/16		900	951,005
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.625%		09/15/15		23,400	24,755,936
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	6.625%		08/15/17		5,500	6,331,127
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	7.000%		04/15/15		16,300	17,116,956
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	12.000%		05/15/15		8,100	8,898,903
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, MTN	0.673%	(c)	11/08/16		20,400	20,390,290
General Electric Capital Corp., Sub. Notes, MTN	6.375%	(c)	11/15/67		6,175	6,885,125
General Electric Capital Corp./LJ VP Holdings LLC, Sr. Unsec’d. Notes, 144A(g)	3.800%		06/18/19		4,600	4,886,263
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.750%		09/01/16		5,400	5,980,500
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16		1,400	1,499,750
LBG Capital No. 1 PLC (United Kingdom), Bank Gtd. Notes, 144A	8.500%	(c)	12/29/49		700	772,309
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	0.617%	(c)	08/26/14	EUR	3,100	4,246,741
Navient Corp., Sr. Unsec’d. Notes, MTN	5.050%		11/14/14		38,000	38,522,500
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17		11,300	12,274,625
Navient Corp., Sr. Unsec’d. Notes, MTN	6.250%		01/25/16		7,200	7,650,000
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil), Sr. Sec’d. Notes, 144A	6.350%		06/30/21		2,610	2,805,750
Springleaf Finance Corp., Gtd. Notes, MTN	5.400%		12/01/15		1,900	1,995,950
Springleaf Finance Corp., Gtd. Notes, MTN	6.500%		09/15/17		5,000	5,425,000
Springleaf Finance Corp., Gtd. Notes, MTN	6.900%		12/15/17		44,000	48,840,000
UBS Preferred Funding Trust V (Switzerland), Jr. Sub. Notes	6.243%	(c)	05/29/49		5,800	6,184,250

						261,067,945

Diversified Telecommunication Services — 1.0%
BellSouth Corp., Gtd. Notes, 144A(g)	4.020%		04/26/21		63,800	65,635,845
Ooredoo International Finance Ltd. (Qatar), Gtd. Notes, 144A	3.375%		10/14/16		400	419,416

						66,055,261

Electric Utilities — 0.3%
Korea Electric Power Corp. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%		10/05/15		16,000	16,408,960

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric Utilities (continued)
Red Oak Power LLC, Sr. Sec’d. Notes	8.540%	11/30/19	2,421	$2,632,697

				19,041,657

Food & Staples Retailing
CVS Pass-Through Trust, Pass-Through Certificates	6.943%	01/10/30	1,013	1,224,572

Health Care Providers & Services — 0.6%
HCA, Inc., Sr. Unsec’d. Notes	6.375%	01/15/15	33,597	34,394,929
HCA, Inc., Sr. Unsec’d. Notes	6.500%	02/15/16	1,700	1,829,625

				36,224,554

Insurance — 0.7%
American International Group, Inc., Jr. Sub. Notes	6.250%	03/15/87	5,500	6,153,125
American International Group, Inc., Sr. Unsec’d. Notes	5.050%	10/01/15	800	843,377
American International Group, Inc., Sr. Unsec’d. Notes	8.250%	08/15/18	2,200	2,733,300
Principal Life Global Funding II, Sec’d. Notes, 144A	1.200%	05/19/17	23,900	23,916,802
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	5.550%	04/27/15	8,100	8,443,310

				42,089,914

Media — 0.6%
DISH DBS Corp., Gtd. Notes	6.625%	10/01/14	40,000	40,500,000

Metals & Mining — 0.3%
Codelco, Inc. (Chile), Sr. Unsec’d. Notes, 144A	7.500%	01/15/19	3,700	4,496,162
CSN Resources SA (Brazil), Gtd. Notes, 144A	6.500%	07/21/20	1,150	1,190,250
Gerdau Holdings, Inc. (Brazil), Gtd. Notes, 144A	7.000%	01/20/20	9,200	10,396,000
Gerdau Trade, Inc. (Brazil), Gtd. Notes, 144A	5.750%	01/30/21	2,100	2,241,750

				18,324,162

Multi-Utilities — 0.4%
Entergy Corp., Sr. Unsec’d. Notes	3.625%	09/15/15	14,700	15,167,328
Majapahit Holding BV (Indonesia), Gtd. Notes, 144A	7.750%	01/20/20	5,000	5,850,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250%	06/28/17	4,400	4,977,500

				25,994,828

Oil, Gas & Consumable Fuels — 0.6%
Novatek OAO via Novatek Finance Ltd. (Russia), Sr. Unsec’d. Notes, 144A	5.326%	02/03/16	3,100	3,251,280
Petrobras International Finance Co. (Brazil), Gtd. Notes	5.375%	01/27/21	5,230	5,450,863
Petrobras International Finance Co. (Brazil), Gtd. Notes	7.875%	03/15/19	4,800	5,596,032
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes, 144A	5.298%	09/30/20	1,064	1,157,448
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes, RegS	5.298%	09/30/20	2,594	2,821,279

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Southern Gas Networks PLC (United Kingdom), Sr. Unsec’d. Notes	0.817%	(c)	10/21/15	GBP	13,500	$23,087,622

						41,364,524

Road & Rail
Con-way, Inc., Sr. Unsec’d. Notes	7.250%		01/15/18		1,700	1,982,327

Technology Hardware, Storage & Peripherals
Apple, Inc., Sr. Unsec’d. Notes	3.450%		05/06/24		3,000	3,033,429

Thrifts & Mortgage Finance — 0.1%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	6.250%		02/25/20		3,800	4,486,831

Wireless Telecommunication Services — 1.1%
Verizon Communications, Inc., Sr. Unsec’d. Notes	0.631%	(c)	06/09/17		29,300	29,333,842
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.763%	(c)	09/15/16		18,400	18,906,865
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.981%	(c)	09/14/18		2,900	3,059,662
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500%		09/15/16		3,700	3,813,749
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.650%		09/14/18		9,900	10,587,862
Verizon Virginia, Inc., Gtd. Notes	7.875%		01/15/22		3,000	3,574,008

						69,275,988

TOTAL CORPORATE BONDS (cost $1,340,258,740)						1,383,539,910

FOREIGN GOVERNMENT BONDS — 17.2%
Autonomous Community of Valencia (Spain), Sr. Unsec’d. Notes, MTN	4.375%		07/16/15	EUR	1,900	2,678,940
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec’d. Notes	4.125%		09/15/17	EUR	2,700	3,941,120
Brazil Letras do Tesouro Nacional (Brazil), Bills	10.590%	(s)	01/01/17	BRL	13,000	4,465,051
Brazil Letras do Tesouro Nacional (Brazil), Bills	11.128%	(s)	04/01/15	BRL	24,000	10,031,826
Italy Buoni Poliennali del Tesoro (Italy), Bonds	2.250%		05/15/16	EUR	39,700	56,010,541
Italy Buoni Poliennali del Tesoro (Italy), Bonds	2.750%		12/01/15	EUR	3,700	5,223,292
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.000%		06/15/15	EUR	16,800	23,560,533
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.000%		11/01/15	EUR	35,600	50,364,031
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.750%		08/01/15	EUR	36,300	51,457,425
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.750%		04/15/16	EUR	58,000	83,891,524
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.750%		08/01/16	EUR	83,100	121,081,354
Italy Buoni Poliennali del Tesoro (Italy), Bonds	4.500%		07/15/15	EUR	54,500	77,730,746
Italy Certificati di Credito del Tesoro (Italy), Bonds	0.844%	(s)	04/29/16	EUR	27,700	37,487,359
Italy Certificati di Credito del Tesoro (Italy), Bonds	0.890%	(s)	12/31/15	EUR	9,600	13,034,994
Italy Certificati di Credito del Tesoro (Italy), Bonds	1.880%	(s)	06/30/15	EUR	24,500	33,396,154
Korea Housing Finance Corp. (South Korea), Covered Bonds	4.125%		12/15/15		2,700	2,824,330
Mexican Bonos (Mexico), Bonds	9.500%		12/18/14	MXN	498,000	39,504,776
Province of British Columbia (Canada), Sr. Unsec’d. Notes	1.200%		04/25/17		22,400	22,569,680
Province of Ontario (Canada), Bonds	4.000%		06/02/21	CAD	23,400	23,950,653

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

FOREIGN GOVERNMENT BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Province of Ontario (Canada), Bonds	4.200%	03/08/18	CAD	1,400	$1,429,429
Province of Ontario (Canada), Notes, MTN	5.500%	06/02/18	CAD	3,200	3,419,881
Province of Ontario (Canada), Sr. Unsec’d. Notes	1.000%	07/22/16		2,700	2,718,249
Province of Ontario (Canada), Sr. Unsec’d. Notes	1.650%	09/27/19		2,800	2,756,631
Province of Ontario (Canada), Sr. Unsec’d. Notes	3.000%	07/16/18		2,700	2,854,459
Province of Ontario (Canada), Sr. Unsec’d. Notes	4.400%	04/14/20		3,800	4,259,507
Province of Ontario (Canada), Sr. Unsec’d. Notes, MTN	4.000%	10/07/19		800	880,230
Province of Ontario (Canada), Unsec’d. Notes	3.150%	06/02/22	CAD	7,000	6,749,862
Province of Ontario (Canada), Unsec’d. Notes	4.200%	06/02/20	CAD	11,100	11,496,232
Province of Ontario (Canada), Unsec’d. Notes	4.300%	03/08/17	CAD	1,100	1,108,443
Province of Quebec (Canada), Debs	4.500%	12/01/17	CAD	400	410,320
Province of Quebec (Canada), Notes	4.250%	12/01/21	CAD	17,900	18,554,737
Province of Quebec (Canada), Notes	4.500%	12/01/20	CAD	29,700	31,245,608
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%	08/25/21		3,700	3,736,837
Province of Quebec (Canada), Unsec’d. Notes	3.500%	07/29/20		1,700	1,819,325
Province of Quebec (Canada), Unsec’d. Notes	3.500%	12/01/22	CAD	1,400	1,375,806
Spanish Government (Spain), Bonds	2.100%	04/30/17	EUR	2,500	3,549,630
Spanish Government (Spain), Bonds	3.150%	01/31/16	EUR	31,400	44,825,166
Spanish Government (Spain), Bonds	3.300%	07/30/16	EUR	68,700	99,395,344
Spanish Government (Spain), Bonds	3.750%	10/31/15	EUR	83,100	118,847,451
Spanish Government (Spain), Bonds	4.000%	07/30/15	EUR	34,600	49,230,262
Spanish Government (Spain), Bonds	4.250%	10/31/16	EUR	5,800	8,601,202
Spanish Government (Spain), Sr. Unsec’d. Notes	3.000%	04/30/15	EUR	9,600	13,435,662
Xunta de Galicia (Spain), Sr. Unsec’d. Notes	6.131%	04/03/18	EUR	350	557,927

TOTAL FOREIGN GOVERNMENT BONDS (cost $1,094,277,968)					1,096,462,529

MUNICIPAL BONDS — 7.2%
California — 4.1%
Bay Area Toll Authority, Series S1, Revenue Bonds, BABs	7.043%	04/01/50		6,700	9,626,225
California Infrastructure & Economic Development Bank, Revenue Bonds, BABs	6.486%	05/15/49		2,600	3,229,408
California State University, Revenue Bonds, BABs	6.484%	11/01/41		4,500	5,686,335
California Statewide Communities Development Authority, Revenue Bonds	7.550%	05/15/40		11,085	14,984,370
City of Los Angeles Wastewater System, Revenue Bonds, BABs	5.713%	06/01/39		2,400	2,809,440
City of Riverside CA Electric, Revenue Bonds, BABs	7.605%	10/01/40		9,300	12,966,897
Los Angeles County Public Works Financing Authority, Series Z, Revenue Bonds, BABs	7.618%	08/01/40		18,200	24,158,862
Los Angeles Unified School District, General Obligation Unlimited, BABs	6.758%	07/01/34		14,700	19,699,911
Orange County Local Transportation Authority, Series A, Revenue Bonds, BABs	6.908%	02/15/41		16,100	21,804,069
State of California, General Obligation Unlimited	5.950%	04/01/16		2,000	2,184,420
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34		23,400	33,336,108
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39		20,200	30,057,802
State of California, General Obligation Unlimited, BABs	7.600%	11/01/40		7,100	10,756,074
University of California, Series D, Revenue Bonds	5.000%	05/15/37		500	539,050

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
California (continued)
University of California, Series F, Revenue Bonds, BABs	6.583%	05/15/49	42,800	$55,491,912
University of California, Series H, Revenue Bonds, BABs	6.398%	05/15/31	10,900	13,288,626

				260,619,509

Florida
County of Seminole Water & Sewer, Series B, Revenue Bonds, BABs	6.443%	10/01/40	400	459,276

Illinois — 0.7%
Chicago Transit Authority, Series A, Revenue Bonds	6.300%	12/01/21	300	332,961
Chicago Transit Authority, Series A, Revenue Bonds	6.899%	12/01/40	18,200	22,585,108
Chicago Transit Authority, Series B, Revenue Bonds, BABs	6.200%	12/01/40	2,900	3,303,535
Chicago Transit Authority, Series B, Revenue Bonds	6.899%	12/01/40	10,200	12,657,588
Illinois Municipal Electric Agency, Revenue Bonds, BABs	6.832%	02/01/35	4,800	5,319,408
Regional Transportation Authority, Series A, Revenue Bonds	5.000%	07/01/25	1,600	1,725,216

				45,923,816

Iowa — 0.1%
State of Iowa, Revenue Bonds, BABs	6.750%	06/01/34	6,800	7,633,748

Massachusetts — 0.1%
Massachusetts Port Authority, Series B, Revenue Bonds	6.352%	07/01/37	7,900	9,149,780

Mississippi — 0.1%
Mississippi Development Bank, Revenue Bonds, BABs	6.313%	01/01/33	3,100	3,740,956

Nebraska — 0.1%
Public Power Generation Agency, Revenue Bonds, BABs	7.242%	01/01/41	3,600	4,059,144

Nevada — 0.1%
County of Clark NV Airport, Series C, Revenue Bonds, BABs	6.820%	07/01/45	5,400	7,313,976
Truckee Meadows Water Authority, Series A, Revenue Bonds	5.000%	07/01/36	195	201,839

				7,515,815

New Jersey — 0.1%
New Jersey State Turnpike Authority, Series A, Revenue Bonds, BABs	7.102%	01/01/41	5,500	7,694,500

New York
New York City Municipal Water Finance Authority, Series DD, Revenue Bonds	5.750%	06/15/40	300	342,195

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
North Carolina — 0.1%
North Carolina Turnpike Authority, Series SE, Revenue Bonds, BABs	6.700%		01/01/39		5,300	$5,817,969

Ohio — 0.4%
American Municipal Power, Inc., Series B, Revenue Bonds, BABs	8.084%		02/15/50		18,200	27,178,424

Rhode Island
Tobacco Settlement Financing Corp., Series A, Revenue Bonds	6.125%		06/01/32		1,205	1,204,880
Tobacco Settlement Financing Corp., Series A, Revenue Bonds	6.250%		06/01/42		400	398,768

						1,603,648

Tennessee — 0.6%
Metropolitan Government of Nashville & Davidson County, Revenue Bonds, BABs	6.693%		07/01/41		21,000	27,538,980
Metropolitan Government of Nashville & Davidson County, Series B-D, Revenue Bonds, BABs	6.568%		07/01/37		7,700	9,833,670

						37,372,650

Texas — 0.6%
Dallas Convention Center Hotel Development Corp., Revenue Bonds, BABs	7.088%		01/01/42		27,500	34,921,425
Dallas County Hospital District, Series B, General Obligation Ltd., BABs	6.171%		08/15/34		1,600	1,774,288

						36,695,713

Wisconsin — 0.1%
State of Wisconsin, Series A, Revenue Bonds	5.050%		05/01/18		2,500	2,867,925
State of Wisconsin, Series A, Revenue Bonds	5.700%		05/01/26		510	595,185

						3,463,110

TOTAL MUNICIPAL BONDS (cost $380,447,840)						459,270,253

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.8%
ABN AMRO Mortgage Corp., Series 2003-13, Class A3	5.500%		01/25/34		760	782,975
ACA CLO Ltd., Series 2004-A1, Class 1A1	1.990%	(c)	02/25/34		100	99,937
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	2.737%	(c)	09/25/35		3,357	3,049,725
Alternative Loan Trust, Series 2003-20CB, Class 1A4	5.500%		10/25/33		7,397	7,752,174
Alternative Loan Trust, Series 2006-17T1, Class A1	6.250%		06/25/36		4,683	3,868,624
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	2.319%	(c)	02/25/45		716	722,657
Arran Residential Mortgages Funding PLC (United Kingdom), Series 2010-1A, Class A2B, 144A	1.728%	(c)	05/16/47	EUR	5,810	8,045,412
Banc of America Funding Trust, Series 2005-D, Class A1	2.623%	(c)	05/25/35		853	874,766
Banc of America Funding Trust, Series 2006-J, Class 4A1	2.938%	(c)	01/20/47		1,194	926,304
Banc of America Mortgage Trust, Series 2004-2, Class 5A1	6.500%		10/25/31		22	22,768

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banc of America Mortgage Trust, Series 2004-F, Class 1A1	2.623%	(c)	07/25/34	1,227	$1,241,752
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	5.208%	(c)	03/26/37	1,463	1,446,195
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	2.344%	(c)	02/25/33	49	47,202
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	2.667%	(c)	02/25/33	102	96,134
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	2.504%	(c)	04/25/33	48	48,862
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	2.625%	(c)	01/25/34	10	10,147
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	2.784%	(c)	01/25/34	276	277,441
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	2.757%	(c)	07/25/34	1,451	1,447,197
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	2.068%	(c)	11/25/34	4,031	3,879,008
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	2.564%	(c)	01/25/35	769	765,628
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	2.533%	(c)	03/25/35	687	695,901
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	2.250%	(c)	08/25/35	12,477	12,660,518
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	2.376%	(c)	12/25/33	2,425	2,473,232
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	2.583%	(c)	05/25/35	2,186	2,134,686
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2	2.539%	(c)	05/25/35	1,583	1,599,588
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	2.790%	(c)	09/25/35	1,149	1,002,571
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	2.655%	(c)	03/25/36	425	315,071
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	0.312%	(c)	02/25/34	2,257	2,077,723
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	2.096%	(c)	01/26/36	4,359	3,628,138
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	2.488%	(c)	12/26/46	2,324	1,597,424
Chase Mortgage Finance Trust, Series 2007-S3, Class 1A12	6.000%		05/25/37	4,960	4,411,329
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	2.606%	(c)	08/25/35	3,635	2,044,395
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	2.582%	(c)	12/25/35	377	264,409
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR9, Class 1A3	0.392%	(c)	11/25/36	1,600	1,426,549
Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	5.315%	(c)	11/25/35	675	553,159
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	0.422%	(c)	05/25/36	121	70,648
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	0.402%	(c)	10/25/46	269	119,287
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1	0.332%	(c)	02/20/47	3,972	2,959,328
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	0.332%	(c)	05/25/47	5,308	4,581,468

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	2.498%	(c)	11/25/34	2,727	$2,560,800
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	2.481%	(c)	02/20/35	4,514	4,481,414
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	5.020%	(c)	10/20/35	366	308,231
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	2.417%	(c)	02/20/36	461	425,068
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	0.492%	(c)	03/25/36	507	276,198
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	0.502%	(c)	02/25/36	160	74,824
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	2.510%	(c)	05/20/36	782	630,972
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1A, Class A, 144A	0.799%	(c)	03/25/32	31	29,626
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B	6.250%	(c)	07/25/36	501	363,639
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A	0.342%	(c)	08/25/47	9,360	7,953,140
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	0.475%	(c)	07/19/45	213	35,664
Fannie Mae REMIC Trust, Series 2003-W1, Class 1A1	5.921%	(c)	12/25/42	496	560,524
Fannie Mae REMICS, Series 1993-70, Class Z	6.900%		05/25/23	22	24,514
Fannie Mae REMICS, Series 2001-29, Class Z	6.500%		07/25/31	53	59,917
Fannie Mae REMICS, Series 2002-56, Class MC	5.500%		09/25/17	19	19,529
Fannie Mae REMICS, Series 2003-25, Class KP	5.000%		04/25/33	1,250	1,366,483
Fannie Mae REMICS, Series 2003-33, Class PU	4.500%		05/25/33	65	69,717
Fannie Mae REMICS, Series 2005-75, Class FL	0.602%	(c)	09/25/35	3,527	3,534,679
Fannie Mae REMICS, Series 2006-5, Class 3A2	2.272%	(c)	05/25/35	194	199,912
Fannie Mae REMICS, Series 2006-118, Class A1	0.212%	(c)	12/25/36	557	542,778
Fannie Mae REMICS, Series 2007-30, Class AF	0.462%	(c)	04/25/37	2,576	2,570,978
Fannie Mae REMICS, Series 2007-73, Class A1	0.212%	(c)	07/25/37	2,214	2,165,227
Fannie Mae REMICS, Series 2012-55, Class PC	3.500%		05/25/42	52,839	54,290,778
Fannie Mae Trust, Series 2004-W2, Class 2A2	7.000%		02/25/44	104	120,114
Fannie Mae Trust, Series 2004-W2, Class 5A	7.500%		03/25/44	92	106,097
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.526%	(c)	07/25/44	1,065	1,063,249
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.329%	(c)	10/25/44	730	742,583
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	1.320%	(c)	02/25/45	182	185,775
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.192%	(c)	12/25/36	3,944	3,918,412
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1	2.236%	(c)	09/25/35	103	91,045
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1	2.613%	(c)	08/25/35	1,055	995,418
Freddie Mac REMICS, Series 2064, Class ZA	6.500%		05/15/28	466	522,609
Freddie Mac REMICS, Series 2145, Class MZ	6.500%		04/15/29	1,554	1,741,800
Freddie Mac REMICS, Series 2378, Class PE	5.500%		11/15/16	30	31,523
Freddie Mac REMICS, Series 2662, Class DG	5.000%		10/15/22	164	166,120
Freddie Mac REMICS, Series 2694, Class QH	4.500%		03/15/32	67	67,397
Freddie Mac REMICS, Series 2721, Class PE	5.000%		01/15/23	128	131,147
Freddie Mac REMICS, Series 2737, Class YD	5.000%		08/15/32	8	7,891
Freddie Mac REMICS, Series 2764, Class LZ	4.500%		03/15/34	12,044	12,851,488
Freddie Mac REMICS, Series 3149, Class LF	0.451%	(c)	05/15/36	1,599	1,595,255

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Freddie Mac REMICS, Series 3335, Class BF	0.301%	(c)	07/15/19		1,020	$1,020,216
Freddie Mac REMICS, Series 3335, Class FT	0.301%	(c)	08/15/19		2,768	2,768,741
Freddie Mac REMICS, Series 3346, Class FA	0.381%	(c)	02/15/19		242	242,141
Freddie Mac REMICS, Series 3838, Class GZ	4.000%		04/15/41		31,867	31,790,192
Freddie Mac REMICS, Series 3886, Class AF	0.731%	(c)	07/15/41		9,700	9,761,359
Freddie Mac REMICS, Series 3898, Class NF	0.721%	(c)	07/15/41		34,718	34,952,961
Government National Mortgage Assoc., Series 2000-14, Class F	0.802%	(c)	02/16/30		6	6,484
Granite Master Issuer PLC (United Kingdom), Series 2005-1, Class A4	0.352%	(c)	12/20/54		1,776	1,767,080
Granite Master Issuer PLC (United Kingdom), Series 2005-4, Class A5	0.313%	(c)	12/20/54	EUR	2,123	2,891,949
Granite Master Issuer PLC (United Kingdom), Series 2007-1, Class 3A2	0.313%	(c)	12/20/54	EUR	3,264	4,447,757
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 3A2	0.340%	(c)	12/17/54	EUR	2,050	2,795,998
Granite Mortgages PLC (United Kingdom), Series 2003-3, Class 2A	0.707%	(c)	01/20/44	EUR	278	379,278
Granite Mortgages PLC (United Kingdom), Series 2003-3, Class 3A	0.908%	(c)	01/20/44	GBP	430	734,049
Granite Mortgages PLC (United Kingdom), Series 2004-3, Class 2A2	0.496%	(c)	09/20/44	EUR	282	384,430
Granite Mortgages PLC (United Kingdom), Series 2004-3, Class 3A2	0.904%	(c)	09/20/44	GBP	2,174	3,712,396
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	0.422%	(c)	04/25/36		147	49,153
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	2.795%	(c)	10/25/33		1,622	1,596,504
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	2.282%	(c)	06/25/34		846	851,089
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	2.651%	(c)	09/25/35		1,807	1,823,159
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	5.013%	(c)	11/25/35		2,011	2,004,126
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	6.000%		03/25/37		2,663	2,439,607
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	0.372%	(c)	05/19/35		520	458,409
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	2.564%	(c)	07/19/35		2,822	2,634,638
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	0.405%	(c)	09/19/46		97	10,287
Holmes Master Issuer PLC (United Kingdom), Series 2011-1A, Class A3, 144A	1.678%	(c)	10/15/54	EUR	2,855	3,910,564
HomeBanc Mortgage Trust, Series 2006-2, Class A1	0.332%	(c)	12/25/36		432	380,281
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	1.717%	(c)	01/25/32		1	1,433
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A2	1.751%	(c)	01/25/32		17	16,531
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	2.499%	(c)	12/25/34		1,098	1,020,453
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	2.639%	(c)	06/25/35		313	263,506
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	4.581%	(c)	09/25/35		360	319,586
JP Morgan Alternative Loan Trust, Series 2008-R4, Class 1A1, 144A	6.000%		12/27/36		4,320	3,779,554

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1	3.139%	(c)	02/25/35	267	$265,594
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A2	5.750%		01/25/36	2,213	2,047,369
JP Morgan Mortgage Trust, Series 2007-A1, Class 2A1	2.612%	(c)	07/25/35	2,478	2,485,188
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A6	2.663%	(c)	07/25/35	226	207,973
Lehman XS Trust, Series 2006-14N, Class 1A2	0.392%	(c)	09/25/46	73	16,749
Lehman XS Trust, Series 2006-16N, Class A4B	0.392%	(c)	11/25/46	183	26,460
MASTR Asset Securitization Trust, Series 2003-7, Class 1A2	5.500%		09/25/33	350	363,391
MASTR Reperforming Loan Trust, Series 2006-1, Class 1A4, 144A	8.000%		07/25/35	732	754,515
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	0.452%	(c)	03/25/37	605	264,281
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	2.175%	(c)	05/25/33	1,983	1,932,112
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	0.362%	(c)	02/25/36	2,678	2,456,361
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-1, Class 2A1	2.768%	(c)	04/25/37	688	581,251
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	2.146%	(c)	12/25/34	234	233,004
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A	1.572%	(c)	10/25/35	12,654	12,502,468
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	1.152%	(c)	10/25/35	441	419,789
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	0.402%	(c)	11/25/35	1,963	1,905,081
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5	4.976%	(c)	05/25/35	2,889	2,719,282
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	6.138%	(c)	03/25/47	406	412,750
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	5.820%	(c)	03/25/47	402	408,556
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	0.552%	(c)	02/25/34	213	199,737
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	0.552%	(c)	02/25/19	3	2,971
RALI Trust, Series 2007-QH4, Class A2	0.382%	(c)	05/25/37	327	79,384
RALI Trust, Series 2007-QS8, Class A7	6.000%		06/25/37	31,242	25,339,451
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	3.060%	(c)	09/25/35	4,313	3,614,532
RFMSI Trust, Series 2005-S1, Class 1A6	5.500%		02/25/35	2,178	2,183,084
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	9.950%		08/01/17	7	7,766
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	2.492%	(c)	01/25/35	4,631	4,340,543
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	2.633%	(c)	08/25/35	739	692,408
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	5.506%	(c)	02/25/36	378	304,916
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 1A2	0.412%	(c)	05/25/46	218	79,233
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A2	0.412%	(c)	05/25/46	219	43,524

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Structured Asset Mortgage Investments II Trust, Series 2006-AR7, Class A1BG	0.272%	(c)	08/25/36	3,001	$2,377,771
Structured Asset Securities Corp. Trust, Series 2006-11, Class A1, 144A	2.621%	(c)	10/28/35	777	735,584
Structured Asset Security Corp. Mortgage Pass-Through Certificates, Series 2002-1A, Class 4A	2.516%	(c)	02/25/32	31	30,705
Structured Asset Security Corp. Mortgage Pass-Through Certificates, Series 2003-40A, Class 3A2	2.388%	(c)	01/25/34	466	464,150
Thornburg Mortgage Securities Trust, Series 2003-2, Class A1	0.832%	(c)	04/25/43	116	116,928
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	4.840%	(c)	10/25/46	7,042	7,218,253
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	1.096%	(c)	05/25/46	2,412	1,839,259
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	1.932%	(c)	02/27/34	346	343,194
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	1.326%	(c)	11/25/42	217	212,432
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	2.443%	(c)	09/25/33	198	201,165
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1B2	0.642%	(c)	11/25/34	786	729,424
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A	6.000%		06/25/34	198	214,079
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	0.442%	(c)	10/25/45	1,948	1,829,786
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1B2	0.562%	(c)	11/25/45	514	462,478
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2	0.562%	(c)	12/25/45	456	419,970
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1	2.349%	(c)	09/25/36	512	459,473
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	2.056%	(c)	12/25/36	141	122,967
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A	0.946%	(c)	12/25/46	1,036	859,192
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	0.936%	(c)	12/25/46	1,435	1,317,300
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	2.201%	(c)	12/25/46	394	376,857
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1	1.855%	(c)	01/25/37	596	524,268
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	1.951%	(c)	04/25/37	1,766	1,537,941
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	2.027%	(c)	02/25/33	8	7,951
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A12	5.250%		01/25/34	32,657	33,897,006
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	2.615%	(c)	12/25/34	1,814	1,854,371
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-CC, Class A1	2.615%	(c)	01/25/35	542	543,995

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1	2.633%	(c)	03/25/36	1,980	$1,982,690

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $428,885,787)					433,685,690

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.3%
Federal Home Loan Mortgage Corp.	0.875%		03/07/18	2,400	2,365,735
Federal Home Loan Mortgage Corp.	1.000%		09/29/17	28,000	27,942,264
Federal Home Loan Mortgage Corp.(h)(k)	1.000%		03/08/17-06/29/17	24,200	24,281,002
Federal Home Loan Mortgage Corp.(h)	1.000%		07/28/17	22,000	22,013,508
Federal Home Loan Mortgage Corp.	1.250%		05/12/17-10/02/19	53,100	52,001,739
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	1,400	1,405,256
Federal Home Loan Mortgage Corp.(k)	2.375%		01/13/22	53,600	53,494,515
Federal Home Loan Mortgage Corp.	3.750%		03/27/19	36,500	40,113,829
Federal Home Loan Mortgage Corp.	4.288%	(c)	11/01/35	304	324,855
Federal Home Loan Mortgage Corp.	4.500%		04/01/41	5,932	6,439,727
Federal Home Loan Mortgage Corp.	4.500%		TBA	5,000	5,399,402
Federal Home Loan Mortgage Corp.	4.500%		TBA	43,000	46,538,160
Federal Home Loan Mortgage Corp.	5.500%		08/23/17-02/01/40	28,206	31,544,344
Federal Home Loan Mortgage Corp.	6.000%		02/01/16-07/01/40	28,981	32,555,840
Federal Home Loan Mortgage Corp.	6.000%		TBA	1,000	1,124,063
Federal National Mortgage Assoc.(k)	0.875%		08/28/17-05/21/18	24,400	24,130,728
Federal National Mortgage Assoc.(h)(k)	1.125%		04/27/17	16,700	16,784,101
Federal National Mortgage Assoc.	1.250%		01/30/17	8,300	8,403,825
Federal National Mortgage Assoc.	1.329%	(c)	06/01/43	1,334	1,371,250
Federal National Mortgage Assoc.	1.875%		09/18/18	1,000	1,016,426
Federal National Mortgage Assoc.	2.097%	(c)	08/01/35	997	1,062,375
Federal National Mortgage Assoc.	2.260%	(c)	06/01/35	281	283,770
Federal National Mortgage Assoc.	2.310%		08/01/22	700	685,903
Federal National Mortgage Assoc.	2.870%		09/01/27	6,800	6,432,782
Federal National Mortgage Assoc.	2.944%	(c)	08/01/29	39	41,125
Federal National Mortgage Assoc.	3.000%		10/01/27-06/01/29	41,213	42,865,313
Federal National Mortgage Assoc.	3.000%		TBA	23,000	23,891,250
Federal National Mortgage Assoc.	3.156%		05/01/22	5,896	6,180,223
Federal National Mortgage Assoc.	3.283%	(c)	05/01/36	3,025	3,172,726
Federal National Mortgage Assoc.	3.330%		11/01/21	1,625	1,718,931
Federal National Mortgage Assoc.	3.500%		TBA	68,000	72,069,378
Federal National Mortgage Assoc.	3.787%	(c)	05/01/36	22	22,558
Federal National Mortgage Assoc.	3.869%	(c)	11/01/35	932	981,483
Federal National Mortgage Assoc.	4.000%		04/01/18-02/01/42	105,329	112,654,620
Federal National Mortgage Assoc.	4.000%		TBA	11,000	11,673,750
Federal National Mortgage Assoc.	4.378%	(c)	12/01/36	609	648,384
Federal National Mortgage Assoc.	4.500%		02/01/18-11/01/43	253,218	274,479,554
Federal National Mortgage Assoc.	4.500%		TBA	81,000	87,521,148
Federal National Mortgage Assoc.	4.500%		TBA	40,000	43,318,760
Federal National Mortgage Assoc.	4.505%	(c)	01/01/28	33	35,070
Federal National Mortgage Assoc.(h)(k)	5.000%		05/11/17-01/01/42	68,334	76,189,406
Federal National Mortgage Assoc.	5.000%		TBA	127,000	141,029,538
Federal National Mortgage Assoc.	5.344%	(c)	01/01/36	363	391,546
Federal National Mortgage Assoc.(k)	5.375%		06/12/17	1,000	1,129,638
Federal National Mortgage Assoc.	5.500%		08/01/15-09/01/41	151,153	169,316,520
Federal National Mortgage Assoc.	5.500%		TBA	6,000	6,705,201
Federal National Mortgage Assoc.	5.500%		TBA	17,000	19,032,602
Federal National Mortgage Assoc.	6.000%		04/01/17-05/01/41	76,076	85,734,533
Federal National Mortgage Assoc.	6.000%		TBA	26,000	29,286,556
Federal National Mortgage Assoc.	6.500%		09/01/16	35	36,500

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Government National Mortgage Assoc.	1.625%	(c)	03/20/17-02/20/32	2,862	$2,954,740
Government National Mortgage Assoc.	2.000%	(c)	09/20/24-12/20/26	208	216,481
Government National Mortgage Assoc.	5.000%		04/15/38-09/15/40	23,400	25,730,464
Government National Mortgage Assoc.	6.000%		05/15/37	17	19,267
Government National Mortgage Assoc.	7.000%		02/15/24	7	7,338
Residual Funding Corp. Strips Principal, PO.	3.730%	(s)	10/15/19	7,600	6,856,864
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130%		09/01/23	309	335,994
Small Business Administration Participation Certificates, Series 2004-20F, Class 1	5.520%		06/01/24	76	83,491
Small Business Administration Participation Certificates, Series 2007-20K, Class 1	5.510%		11/01/27	9,985	11,103,528
Small Business Administration Participation Certificates, Series 2009-20E, Class 1	4.430%		05/01/29	13,752	14,906,931

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,648,676,289)					1,680,056,810

U.S. TREASURY OBLIGATIONS — 10.7%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		01/15/22	47,900	50,499,785
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/23	3,500	3,634,174
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%		07/15/21	71,510	79,223,054
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125%		01/15/21	9,700	11,385,775
U.S. Treasury Inflation Indexed Bonds, TIPS	1.250%		07/15/20	25,200	30,016,551
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750%		01/15/28	57,100	74,380,708
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000%		01/15/26	9,500	13,367,938
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/27	19,600	28,271,143
U.S. Treasury Inflation Indexed Bonds, TIPS(h)(k)	2.375%		01/15/25	158,900	242,086,346
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500%		01/15/29	109,700	152,816,347
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625%		04/15/28	700	1,440,776

TOTAL U.S. TREASURY OBLIGATIONS (cost $710,116,009)					687,122,597

PREFERRED STOCKS — 1.1%				Shares
Automobiles
Motors Liquidation Co. (Class A Stock), CVT, 5.250%*(g)				68,000	—

Diversified Financial Services — 1.1%
GMAC Capital Trust I, Series 2, 8.125%				2,508,000	68,468,400

TOTAL PREFERRED STOCKS (cost $62,700,000)					68,468,400

TOTAL LONG-TERM INVESTMENTS (cost $5,923,723,722)					6,067,914,758

SHORT-TERM INVESTMENTS — 11.3%				Principal Amount (000)#
REPURCHASE AGREEMENTS(m) — 5.2%
Barclays Capital, Inc., 0.130%, dated 06/30/14, due 07/01/14 in the amount of $29,400,106				29,400	29,400,000

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

REPURCHASE AGREEMENTS(m) (continued)			Principal Amount (000)#	Value (Note 2)
Citigroup Global Markets, Inc., 0.140%, dated 06/30/14, due 07/01/14 in the amount of $71,200,277			71,200	$71,200,000
Credit Suisse Securities (USA) LLC, 0.150%, dated 06/30/14, due 07/01/14 in the amount of $26,200,109			26,200	26,200,000
Credit Suisse Securities (USA) LLC, 0.150%, dated 06/30/14, due 07/01/14 in the amount of $29,900,125			29,900	29,900,000
JPMorgan Securities LLC, 0.140%, dated 06/30/14, due 07/01/14 in the amount of $35,800,139			35,800	35,800,000
JPMorgan Securities LLC, 0.200%, dated 06/30/14, due 07/01/14 in the amount of $4,000,022			4,000	4,000,000
Morgan Stanley & Co. LLC, 0.150%, dated 06/30/14, due 07/01/14 in the amount of $22,000,092			22,000	22,000,000
RBS Securities, Inc., 0.130%, dated 06/30/14, due 07/01/14 in the amount of $115,800,418			115,800	115,800,000

TOTAL REPURCHASE AGREEMENTS (cost $334,300,000)				334,300,000

	Interest Rate	Maturity Date
CERTIFICATES OF DEPOSIT(n) — 4.1%
Barclays Bank PLC (United Kingdom)	0.531%	05/01/15	126,800	126,768,554
Credit Suisse (Switzerland)	0.465%	03/17/15	4,500	4,499,329
Ford Motor Credit Co.	0.635%	10/06/14	6,600	6,590,999
Itau Unibanco (Brazil)	1.380%	10/31/14	9,200	9,165,758
Macquarie Bank Ltd	0.056%	05/01/15	45,400	45,436,624
Vodafone Group PLC	0.550%	04/01/15	72,500	72,233,613

TOTAL CERTIFICATES OF DEPOSIT (cost $264,642,258)				264,694,877

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 1.9%
Federal Home Loan Bank	0.070%	08/13/14	69,300	69,296,712
Federal Home Loan Bank	0.085%	09/12/14	27,100	27,097,805
Federal Home Loan Bank	0.086%	09/12/14	23,100	23,098,129

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $119,485,755)				119,492,646

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,071,392)(w) (Note 4)			3,071,392	3,071,392

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n)
U.S. Treasury Bills(h)	0.023%	07/17/14	310	309,996
U.S. Treasury Bills(h)	0.028%	08/21/14	110	109,998
U.S. Treasury Bills(h)	0.030%	08/14/14	180	179,995

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS(n) (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Bills(h)	0.050%	10/09/14	102	$101,992

TOTAL U.S. TREASURY OBLIGATIONS (cost $701,952)				701,981

TOTAL SHORT-TERM INVESTMENTS (cost $722,201,357)				722,260,896

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 106.3% (cost $6,645,925,079)				6,790,175,654

		Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
Interest Rate Swap Options,
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, expiring 09/02/14		Morgan Stanley	14,100	(39,849)
Pay a fixed rate of 2.55% and receive a floating rate based on 3-month LIBOR, expiring 09/02/14		Morgan Stanley	20,800	(84,436)
Pay a fixed rate of 2.55% and receive a floating rate based on 3-month LIBOR, expiring 09/02/14		Royal Bank of Scotland Group PLC	21,200	(86,059)
Pay a fixed rate of 2.60% and receive a floating rate based on 3-month LIBOR, expiring 09/02/14		Royal Bank of Scotland Group PLC	111,000	(625,307)
Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14		JPMorgan Chase	56,900	(22,982)
Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14		Morgan Stanley	76,000	(30,696)
Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14		Royal Bank of Scotland Group PLC	30,200	(12,198)
Pay a fixed rate of 1.56% and receive a floating rate based on 3-month LIBOR, expiring 09/02/14		JPMorgan Chase	74,000	(71,632)

				(973,159)

Put Options
Currency Option USD vs JPY, expiring 02/18/19, @ FX Rate 80.00		Bank of America	340,000	(138,229)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/10/20, Strike Price $215.95		Deutsche Bank AG	6,000	(2,329)
expiring 03/12/20, Strike Price $215.95		Citigroup Global Markets	16,800	(11,060)
expiring 04/07/20, Strike Price $216.69		Citigroup Global Markets	40,100	(26,224)
expiring 09/29/20, Strike Price $217.97		Citigroup Global Markets	18,200	(11,776)
expiring 10/13/20, Strike Price $218.01		Deutsche Bank AG	18,700	(8,856)
Interest Rate Swap Options,
Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, expiring 07/28/14		Morgan Stanley	91,200	(128)
Receive a fixed rate of 3.10% and pay a floating rate based on 3-month LIBOR, expiring 09/02/14		Morgan Stanley	14,100	(10,069)
Receive a fixed rate of 1.86% and pay a floating rate based on 3-month LIBOR, expiring 09/02/14		JPMorgan Chase	74,000	(279,520)
Receive a fixed rate of 3.03% and pay a floating rate based on 3-month LIBOR, expiring 09/02/14		Royal Bank of Scotland Group PLC	153,000	(176,807)

				(664,998)

TOTAL OPTIONS WRITTEN (premiums received $6,910,338)				(1,638,157)

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.3% (cost $6,639,014,741)	$6,788,537,497
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (6.3)%	(399,566,632)

NET ASSETS — 100.0%	$6,388,970,865

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
CMBX	Commercial Mortgage-Backed Index
CPI	Consumer Price Index
CVT	Convertible Security
Euribor	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
SLM	Student Loan Mortgage
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
TRY	Turkish Lira
USD	United States Dollar

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post-maturity.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by Federal Home Loan Bank (coupon rate 0.420%, maturity date 06/06/16), and U.S. Treasuries (coupon rates 0.375%-2.875%, maturity dates 03/31/16-05/15/43), with the aggregate value, including accrued interest, of $341,252,250. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2014.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation(1)
Long Positions:
6,931	90 Day Euro Dollar	Sep. 2015	$1,715,842,307	$1,720,447,475	$4,605,168
12,709	90 Day Euro Dollar	Dec. 2015	3,145,488,299	3,147,542,713	2,054,414
5,247	90 Day Euro Dollar	Mar. 2016	1,295,895,637	1,296,336,938	441,301
927	90 Day Euro Dollar	Jun. 2016	228,259,714	228,412,800	153,086
2,184	90 Day Euro Dollar	Sep. 2016	532,841,613	536,636,100	3,794,487
29	90 Day Euro Dollar	Dec. 2016	7,100,650	7,106,813	6,163
29	90 Day Euro Dollar	Mar. 2017	7,084,350	7,091,588	7,238
202	90 Day Euro Euribor	Jun. 2016	68,923,884	68,942,216	18,332
202	90 Day Euro Euribor	Sep. 2016	68,879,330	68,897,268	17,938
202	90 Day Euro Euribor	Dec. 2016	68,832,552	68,852,321	19,769
202	90 Day Euro Euribor	Mar. 2017	68,777,780	68,807,374	29,594
50	5 Year U.S. Treasury Notes	Sep. 2014	5,943,082	5,973,047	29,965
13,594	10 Year U.S. Treasury Notes	Sep. 2014	1,698,516,772	1,701,586,469	3,069,697
190	20 Year U.S. Treasury Bonds	Sep. 2014	25,756,941	26,065,625	308,684

					$14,555,836

(1)	Cash of $9,000 and FHLMC, FNMA and U.S. Treasury Securities with a combined market value of $30,859,278 have been segregated with Bank of America, Citigroup Global Markets, Goldman Sachs & Co. and State Street Bank to cover requirement for open contracts as of June 30, 2014.

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/02/14	BNP Paribas	BRL	4,494	$2,000,000	$2,032,439	$32,439
Expiring 07/02/14	JPMorgan Chase	BRL	18,986	8,481,350	8,587,267	105,917
Expiring 07/02/14	UBS AG	BRL	4,292	1,910,000	1,941,196	31,196
Expiring 08/04/14	UBS AG	BRL	8,785	3,886,428	3,933,615	47,187
Expiring 08/04/14	UBS AG	BRL	6,242	2,737,602	2,794,743	57,141
British Pound,
Expiring 07/02/14	Deutsche Bank AG	GBP	17,827	30,296,987	30,508,467	211,480
Canadian Dollar,
Expiring 09/18/14	Goldman Sachs & Co.	CAD	5,544	5,176,205	5,185,205	9,000
Euro,
Expiring 07/02/14	Barclays Capital Group	EUR	21,639	29,470,154	29,630,516	160,362
Expiring 07/02/14	Barclays Capital Group	EUR	18,106	24,548,115	24,792,741	244,626
Expiring 07/02/14	Barclays Capital Group	EUR	13,692	18,552,550	18,748,603	196,053
Expiring 07/02/14	Credit Suisse First Boston Corp.	EUR	638,252	870,639,553	873,965,349	3,325,796
Expiring 07/02/14	Credit Suisse First Boston Corp.	EUR	18,660	25,256,310	25,551,339	295,029
Expiring 07/02/14	Credit Suisse First Boston Corp.	EUR	7,454	10,118,805	10,206,843	88,038
Expiring 07/02/14	Deutsche Bank AG	EUR	27,505	37,296,780	37,662,893	366,113
Expiring 07/02/14	Deutsche Bank AG	EUR	6,115	8,317,085	8,373,336	56,251
Japanese Yen,
Expiring 07/02/14	JPMorgan Chase	JPY	6,169,859	60,751,774	60,904,794	153,020
Mexican Peso,
Expiring 07/23/14	BNP Paribas	MXN	71,991	5,502,637	5,539,261	36,624
Expiring 08/25/14	Goldman Sachs & Co.	MXN	315,470	23,949,122	24,220,264	271,142
Expiring 09/23/14	Goldman Sachs & Co.	MXN	123,810	9,477,570	9,487,242	9,672
Expiring 09/23/14	Goldman Sachs & Co.	MXN	117,872	9,038,187	9,032,174	(6,013)

				$1,187,407,214	$1,193,098,287	$5,691,073

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Brazilian Real,
Expiring 07/02/14	UBS AG	BRL	18,986	$8,433,503	$8,587,267	$(153,764)
Expiring 07/02/14	UBS AG	BRL	8,785	3,921,996	3,973,636	(51,640)
Expiring 08/04/14	JPMorgan Chase	BRL	18,986	8,404,197	8,500,780	(96,583)
Expiring 01/05/15	UBS AG	BRL	6,506	2,737,602	2,794,035	(56,433)
Expiring 04/02/15	BNP Paribas	BRL	140	56,702	58,596	(1,894)
Expiring 04/02/15	BNP Paribas	BRL	110	44,707	46,247	(1,540)
Expiring 04/02/15	Credit Suisse First Boston Corp.	BRL	11,860	4,814,101	4,981,938	(167,837)
Expiring 04/02/15	Hong Kong & Shanghai Bank	BRL	11,890	4,827,798	4,994,288	(166,490)
British Pound,
Expiring 07/02/14	BNP Paribas	GBP	15,875	26,730,897	27,167,887	(436,990)
Expiring 07/02/14	Citigroup Global Markets	GBP	1,952	3,271,719	3,340,580	(68,861)
Expiring 08/05/14	Deutsche Bank AG	GBP	17,827	30,289,285	30,499,927	(210,642)
Canadian Dollar,
Expiring 09/18/14	Citigroup Global Markets	CAD	114,502	105,165,028	107,091,684	(1,926,656)
Euro,
Expiring 07/01/14	BNP Paribas	EUR	3,200	4,048,000	4,381,778	(333,778)
Expiring 07/02/14	Barclays Capital Group	EUR	11,649	15,860,532	15,951,102	(90,570)
Expiring 07/02/14	Barclays Capital Group	EUR	8,062	10,955,062	11,039,383	(84,321)
Expiring 07/02/14	Barclays Capital Group	EUR	7,414	10,095,858	10,152,070	(56,212)
Expiring 07/02/14	Barclays Capital Group	EUR	3,864	5,242,809	5,291,017	(48,208)
Expiring 07/02/14	BNP Paribas	EUR	7,814	10,593,315	10,699,795	(106,480)
Expiring 07/02/14	Citigroup Global Markets	EUR	3,635	4,918,180	4,977,445	(59,265)
Expiring 07/02/14	Deutsche Bank AG	EUR	701,646	955,618,698	960,771,437	(5,152,739)
Expiring 07/02/14	JPMorgan Chase	EUR	3,742	5,064,223	5,123,961	(59,738)
Expiring 07/02/14	UBS AG	EUR	3,597	4,919,221	4,925,411	(6,190)
Expiring 08/01/14	BNP Paribas	EUR	2,500	3,164,000	3,423,675	(259,675)
Expiring 08/05/14	Citigroup Global Markets	EUR	2,943	4,006,238	4,030,409	(24,171)
Expiring 08/05/14	Credit Suisse First Boston Corp.	EUR	638,252	870,754,439	874,079,772	(3,325,333)
Expiring 06/15/15	Barclays Capital Group	EUR	18,106	24,598,993	24,838,330	(239,337)
Expiring 06/15/15	BNP Paribas	EUR	13,692	18,568,953	18,783,078	(214,125)
Expiring 06/15/15	Credit Suisse First Boston Corp.	EUR	18,660	25,305,759	25,598,323	(292,564)
Expiring 06/15/15	Credit Suisse First Boston Corp.	EUR	7,454	10,138,409	10,225,611	(87,202)
Expiring 06/13/16	Deutsche Bank AG	EUR	27,505	37,659,846	38,026,478	(366,632)
Expiring 06/27/16	Barclays Capital Group	EUR	21,639	29,754,707	29,915,599	(160,892)
Japanese Yen,
Expiring 07/02/14	Barclays Capital Group	JPY	5,841,059	57,455,733	57,659,096	(203,363)
Expiring 07/02/14	Barclays Capital Group	JPY	328,800	3,224,245	3,245,697	(21,452)
Expiring 08/05/14	JPMorgan Chase	JPY	6,169,859	60,765,475	60,921,180	(155,705)
Mexican Peso,
Expiring 12/18/14	Deutsche Bank AG	MXN	514,571	39,133,852	39,202,266	(68,414)
Turkish Lira,
Expiring 07/16/14	JPMorgan Chase	TRY	3,833	1,798,410	1,803,037	(4,627)

				$2,412,342,492	$2,427,102,815	$(14,760,323)

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
BRL	9,400	01/02/17	8.860%	Brazilian Interbank lending rate(1)	$(184,733)	$5,186	$(189,919)	Bank of America
BRL	5,000	01/02/17	9.095%	Brazilian Interbank lending rate(1)	(102,367)	—	(102,367)	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
BRL	4,000	01/02/17	10.630%	Brazilian Interbank lending rate(1)	$(16,685)	$334	$(17,019)	Bank of America
BRL	2,600	01/02/17	8.900%	Brazilian Interbank lending rate(1)	(57,225)	1,587	(58,812)	UBS AG
BRL	1,100	01/02/17	10.630%	Brazilian Interbank lending rate(1)	(4,588)	374	(4,962)	Goldman Sachs & Co.
BRL	1,000	01/02/17	10.630%	Brazilian Interbank lending rate(1)	(4,171)	195	(4,366)	Deutsche Bank AG
BRL	100	01/02/17	10.630%	Brazilian Interbank lending rate(1)	(417)	207	(624)	Morgan Stanley
MXN	85,200	09/06/16	5.600%	28 day Mexican interbank rate(1)	247,923	15,680	232,243	Morgan Stanley
MXN	25,000	09/06/16	5.600%	28 day Mexican interbank rate(1)	72,747	6,440	66,307	Hong Kong & Shanghai Bank
MXN	566,800	09/13/17	5.500%	28 day Mexican interbank rate(1)	1,675,484	(110,300)	1,785,784	Barclays Capital Group
MXN	208,200	09/13/17	5.500%	28 day Mexican interbank rate(1)	615,442	(34,934)	650,376	Hong Kong & Shanghai Bank
MXN	109,000	09/13/17	5.500%	28 day Mexican interbank rate(1)	321,878	(29,971)	351,849	Morgan Stanley
MXN	11,600	09/13/17	5.000%	28 day Mexican interbank rate(1)	20,565	(6,102)	26,667	Hong Kong & Shanghai Bank
MXN	3,900	09/13/17	5.000%	28 day Mexican interbank rate(1)	6,914	(1,483)	8,397	Barclays Capital Group
MXN	206,000	06/11/18	5.000%	28 day Mexican interbank rate(1)	290,071	(265,859)	555,930	Hong Kong & Shanghai Bank
MXN	133,000	06/11/18	5.000%	28 day Mexican interbank rate(1)	187,279	(174,266)	361,545	Morgan Stanley
MXN	12,400	06/11/18	5.500%	28 day Mexican interbank rate(1)	35,160	(4,311)	39,471	Goldman Sachs & Co.
MXN	10,900	06/11/18	5.500%	28 day Mexican interbank rate(1)	30,907	(3,796)	34,703	Morgan Stanley
MXN	8,800	06/11/18	5.250%	28 day Mexican interbank rate(1)	18,419	(9,282)	27,701	Goldman Sachs & Co.
MXN	6,000	06/11/18	5.250%	28 day Mexican interbank rate(1)	12,556	(6,022)	18,578	Morgan Stanley
MXN	4,900	06/11/18	5.250%	28 day Mexican interbank rate(1)	10,254	(5,236)	15,490	Barclays Capital Group
MXN	4,100	06/11/18	5.500%	28 day Mexican interbank rate(1)	11,338	(1,017)	12,355	Hong Kong & Shanghai Bank
MXN	3,900	06/11/18	5.250%	28 day Mexican interbank rate(1)	8,191	(2,391)	10,582	JPMorgan Chase
MXN	3,800	06/11/18	5.500%	28 day Mexican interbank rate(1)	10,801	(1,369)	12,170	Barclays Capital Group
MXN	1,900	06/11/18	5.500%	28 day Mexican interbank rate(1)	5,343	(441)	5,784	JPMorgan Chase
MXN	94,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	290,891	(23,139)	314,030	Bank of America
MXN	32,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	112,540	(8,514)	121,054	Goldman Sachs & Co.
MXN	32,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	99,027	(9,990)	109,017	JPMorgan Chase

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
MXN	31,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	$109,023	$(11,817)	$120,840	Deutsche Bank AG
MXN	31,900	06/02/21	6.350%	28 day Mexican interbank rate(1)	120,315	5,691	114,624	Morgan Stanley
MXN	116,100	09/02/22	5.500%	28 day Mexican interbank rate(1)	(170,682)	(196,854)	26,172	Hong Kong & Shanghai Bank
MXN	63,400	09/02/22	5.500%	28 day Mexican interbank rate(1)	(93,206)	(92,334)	(872)	Morgan Stanley
MXN	61,000	09/02/22	5.750%	28 day Mexican interbank rate(1)	(10,417)	(4,275)	(6,142)	Barclays Capital Group
MXN	36,000	09/02/22	5.750%	28 day Mexican interbank rate(1)	(6,148)	(3,321)	(2,827)	UBS AG
MXN	10,400	06/05/23	6.000%	28 day Mexican interbank rate(1)	6,293	(37,171)	43,464	JPMorgan Chase
MXN	7,700	06/05/23	5.750%	28 day Mexican interbank rate(1)	(6,108)	(11,379)	5,271	Hong Kong & Shanghai Bank
MXN	6,500	06/05/23	5.750%	28 day Mexican interbank rate(1)	(5,156)	(14,580)	9,424	Goldman Sachs & Co.
MXN	6,300	06/05/23	6.000%	28 day Mexican interbank rate(1)	3,859	(9,996)	13,855	Barclays Capital Group
MXN	6,100	06/05/23	5.750%	28 day Mexican interbank rate(1)	(4,839)	(9,292)	4,453	Deutsche Bank AG
MXN	3,100	06/05/23	5.750%	28 day Mexican interbank rate(1)	(2,459)	(3,619)	1,160	BNP Paribas
MXN	2,700	06/05/23	5.750%	28 day Mexican interbank rate(1)	(2,118)	(6,964)	4,846	Barclays Capital Group
MXN	86,700	04/19/24	6.570%	28 day Mexican interbank rate(1)	277,882	(1,508)	279,390	Hong Kong & Shanghai Bank

					$3,929,783	$(1,065,839)	$4,995,622

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
MXN	13,000	09/13/17	5.500%	28 day Mexican interbank rate(1)	$38,540	$38,364	$(176)
MXN	21,900	09/02/22	5.500%	28 day Mexican interbank rate(1)	(61,095)	(36,036)	25,059
	345,900	03/18/16	1.500%	3 month LIBOR(1)	2,727,397	2,992,381	264,984
	1,299,000	12/16/16	1.500%	3 month LIBOR(1)	1,070,482	2,391,710	1,321,228
	532,200	06/15/17	1.750%	3 month LIBOR(1)	14,288	(224,920)	(239,208)
	828,000	09/21/17	3.000%	3 month LIBOR(1)	5,290,063	7,828,945	2,538,882
	229,100	10/15/17	1.000%	Daily Effective Federal Funds Rate(1)	(270,029)	(1,954,142)	(1,684,113)
	42,300	06/18/24	2.750%	3 month LIBOR(1)	—	(568,732)	(568,732)
	29,600	06/19/24	4.000%	3 month LIBOR(1)	487,638	415,085	(72,553)
	229,100	06/15/41	4.250%	3 month LIBOR(1)	(97,694,648)	(41,695,028)	55,999,620
	177,700	06/19/43	2.750%	3 month LIBOR(1)	11,553,296	19,135,493	7,582,197
	98,000	12/18/43	3.500%	3 month LIBOR(1)	4,825,717	(3,869,103)	(8,694,820)

					$(72,018,351)	$(15,545,983)	$56,472,368

(1)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CMBX.NA.AAA.6	05/11/63	0.500%	5,900	$(87,402)	$(253,922)	$166,520	Bank of America

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2014(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Bank of America Corp.	09/20/14	1.000%	6,500	0.172%	$14,484	$9,409	$ 5,075	Deutsche Bank AG
Berkshire Hathaway, Inc.	03/20/15	1.000%	3,500	0.085%	24,402	(8,927)	33,329	UBS AG
Export-Import Bank	06/20/17	1.000%	500	0.690%	4,392	(12,541)	16,933	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	13,400	0.271%	92,529	(27,656)	120,185	Hong Kong & Shanghai Bank
Federal Republic of Brazil	06/20/15	1.000%	8,100	0.271%	55,932	(39,624)	95,556	Credit Suisse First Boston Corp.
Federal Republic of Brazil	06/20/15	1.000%	6,500	0.271%	44,884	(13,415)	58,299	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	1,800	0.271%	12,425	(3,231)	15,656	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	1,800	0.271%	12,429	(3,271)	15,700	Morgan Stanley
Federal Republic of Brazil	06/20/15	1.000%	1,700	0.271%	11,730	(9,117)	20,847	Citigroup Global Markets
Federal Republic of Brazil	06/20/15	1.000%	1,200	0.271%	8,286	(3,251)	11,537	Barclays Capital Group
Federal Republic of Brazil	09/20/15	1.000%	20,300	0.293%	167,754	(40,192)	207,946	Hong Kong & Shanghai Bank
Federal Republic of Brazil	09/20/15	1.000%	18,000	0.293%	148,628	(34,286)	182,914	Barclays Capital Group
Federal Republic of Brazil	09/20/15	1.000%	7,900	0.293%	65,064	(23,487)	88,551	Credit Suisse First Boston Corp.
Federal Republic of Brazil	09/20/15	1.000%	1,200	0.293%	9,819	(4,557)	14,376	Citigroup Global Markets
Federal Republic of Brazil	09/20/15	1.000%	900	0.293%	7,365	(2,088)	9,453	UBS AG
Federal Republic of Brazil	12/20/15	1.000%	43,800	0.373%	367,911	(73,527)	441,438	Deutsche Bank AG
Federal Republic of Brazil	06/20/16	1.000%	3,800	0.503%	32,952	(5,176)	38,128	Deutsche Bank AG
General Electric Capital Corp.	09/20/15	1.000%	2,800	0.260%	26,467	20,828	5,639	Deutsche Bank AG
General Electric Capital Corp.	12/20/15	1.000%	6,500	0.276%	77,162	(37,353)	114,515	Morgan Stanley
General Electric Capital Corp.	03/20/16	1.000%	3,600	0.287%	48,957	(12,089)	61,046	Citigroup Global Markets
JPMorgan Chase & Co.	09/20/14	1.000%	3,000	0.137%	6,511	4,755	1,756	Citigroup Global Markets
MetLife, Inc.	12/20/14	1.000%	25,000	0.054%	118,634	(57,763)	176,397	Bank of America
MetLife, Inc.	12/20/14	1.000%	2,800	0.054%	13,047	(11,458)	24,505	Deutsche Bank AG

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Credit default swap agreements outstanding at June 30, 2014 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2014(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1) (continued):
MetLife, Inc.	12/20/14	1.000%		2,600	0.054%	$12,321	$(13,092)	$ 25,413	Citigroup Global Markets
MetLife, Inc.	12/20/14	1.000%		1,200	0.054%	5,686	(3,273)	8,959	Credit Suisse First Boston Corp.
Morgan Stanley	09/20/14	1.000%		1,700	0.175%	3,766	(4,284)	8,050	Credit Suisse First Boston Corp.
People’s Republic of China	06/20/15	1.000%		9,300	0.139%	80,582	29,372	51,210	Royal Bank of Scotland Group PLC
People’s Republic of China	06/20/15	1.000%		3,100	0.139%	26,861	9,505	17,356	Citigroup Global Markets
People’s Republic of China	12/20/18	1.000%		1,900	0.635%	31,848	15,338	16,510	Citigroup Global Markets
People’s Republic of China	12/20/18	1.000%		600	0.635%	10,057	5,102	4,955	Barclays Capital Group
Republic of Indonesia	09/20/15	1.000%		1,300	0.321%	10,441	(7,299)	17,740	Deutsche Bank AG
Republic of Indonesia	06/20/16	1.000%		6,000	0.595%	48,245	(37,147)	85,392	Barclays Capital Group
Republic of Indonesia	06/20/16	1.000%		4,200	0.595%	33,771	(29,648)	63,419	Citigroup Global Markets
Republic of Indonesia	06/20/16	1.000%		1,700	0.595%	13,669	(12,301)	25,970	Citigroup Global Markets
Republic of Indonesia	09/20/16	1.000%		6,500	0.645%	52,033	(41,946)	93,979	Morgan Stanley
Republic of Indonesia	09/20/16	1.000%		2,900	0.645%	23,215	(19,912)	43,127	UBS AG
Republic of Italy	06/20/17	1.000%		8,000	0.681%	80,461	44,902	35,559	Citigroup Global Markets
Republic of Italy	06/20/17	1.000%		2,400	0.681%	24,138	8,154	15,984	Barclays Capital Group
Republic of Italy	06/20/17	1.000%		2,300	0.681%	23,132	7,248	15,884	Morgan Stanley
Republic of Italy	06/20/17	1.000%		700	0.681%	7,040	3,856	3,184	Goldman Sachs & Co.
Republic of Italy	06/20/19	1.000%		2,500	0.921%	10,361	(15,245)	25,606	Barclays Capital Group
Republic of Italy	06/20/19	1.000%		2,400	0.921%	9,947	(15,744)	25,691	Barclays Capital Group
Republic of Italy	06/20/19	1.000%		2,200	0.921%	9,118	(10,511)	19,629	Hong Kong & Shanghai Bank
Republic of Italy	06/20/19	1.000%		1,000	0.921%	4,144	(7,160)	11,304	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%		900	0.921%	3,730	(6,444)	10,174	Hong Kong & Shanghai Bank
Republic of Italy	06/20/19	1.000%		800	0.921%	3,316	(3,636)	6,952	Goldman Sachs & Co.
U.S. Treasury Note	03/20/16	0.250%	EUR	22,200	0.061%	92,905	(109,908)	202,813	BNP Paribas
United Kingdom Treasury	12/20/15	1.000%		1,100	0.051%	15,951	7,166	8,785	UBS AG
United Mexican States	09/20/15	1.000%		16,000	0.169%	173,412	(29,877)	203,289	Hong Kong & Shanghai Bank
United Mexican States	09/20/15	1.000%		15,000	0.169%	162,574	(28,009)	190,583	Barclays Capital Group
United Mexican States	09/20/15	1.000%		500	0.169%	5,422	1,993	3,429	Bank of America
United Mexican States	03/20/16	1.000%		36,900	0.192%	523,103	(78,740)	601,843	Morgan Stanley

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Credit default swap agreements outstanding at June 30, 2014 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2014(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1) (continued)
United Mexican States	03/20/16	1.000%	31,500	0.192%	$446,551	$(106,233)	$ 552,784	Hong Kong & Shanghai Bank
United Mexican States	03/20/16	1.000%	9,600	0.192%	136,092	(26,478)	162,570	Citigroup Global Markets
United Mexican States	03/20/16	1.000%	400	0.192%	5,670	(1,039)	6,709	Barclays Capital Group
United Mexican States	03/20/16	0.920%	100	0.192%	1,508	—	1,508	JPMorgan Chase
United Mexican States	06/20/16	1.000%	9,800	0.199%	155,463	(8,778)	164,241	Citigroup Global Markets
United Mexican States	09/20/16	1.000%	700	0.204%	12,274	2,721	9,553	Hong Kong & Shanghai Bank
United Mexican States	09/20/16	1.000%	500	0.204%	8,767	2,026	6,741	JPMorgan Chase
United Mexican States	06/20/17	1.000%	1,900	0.296%	39,472	(14,225)	53,697	Morgan Stanley
United Mexican States	12/20/18	1.000%	1,500	0.541%	30,387	(2,711)	33,098	Bank of America
United Mexican States	12/20/18	1.000%	800	0.541%	16,345	(1,787)	18,132	Goldman Sachs & Co.
United Mexican States	12/20/18	1.000%	600	0.541%	12,155	(828)	12,983	Citigroup Global Markets
United Mexican States	12/20/18	1.000%	600	0.541%	12,155	(892)	13,047	JPMorgan Chase
United Mexican States	06/20/19	1.000%	3,300	0.627%	59,276	23,077	36,199	Citigroup Global Markets
United Mexican States	06/20/19	1.000%	1,000	0.627%	17,963	6,039	11,924	Deutsche Bank AG
United Mexican States	06/20/19	1.000%	200	0.627%	3,593	1,351	2,242	Hong Kong & Shanghai Bank

					$3,830,684	$(857,314)	$4,687,998

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2014(4)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX IG.22 5Y BP	06/20/19	1.000%	$21,100	$347,279	$422,624	$75,345

Cash of $2,145,000 and U.S. Treasury and U.S. Government Agency Securities with a combined market value of $42,845,843 have been segregated with Barclays Bank PLC, Citigroup Global Markets, Credit Suisse, Morgan Stanley and UBS to cover the requirements for open exchange-traded and cleared swap contracts at June 30, 2014.

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$27,115,208	$—
Collateralized Loan Obligations	—	20,455,369	—
Non-Residential Mortgage-Backed Securities	—	35,927,317	—
Residential Mortgage-Backed Securities	—	85,752,587	—
Bank Loans	—	13,604,898	—
Commercial Mortgage-Backed Securities	—	62,458,608	—
Corporate Bonds	—	1,383,430,221	109,689
Foreign Government Bonds	—	1,096,462,529	—
Municipal Bonds	—	459,270,253	—
Residential Mortgage-Backed Securities	—	433,685,690	—
U.S. Government Agency Obligations	—	1,799,549,456	—
U.S. Treasury Obligations	—	687,824,578	—
Preferred Stocks	68,468,400	—	—
Repurchase Agreements	—	334,300,000	—
Certificates of Deposit	—	278,689,459	—
Affiliated Money Market Mutual Fund	3,071,392	—	—
Options Written	—	(1,577,912)	(60,245)
Other Financial Instruments*
Futures Contracts	14,555,836	—	—
Foreign Forward Currency Exchange Contracts	—	(9,069,250)	—
Interest Rate Swaps	—	61,467,990	—
Credit Default Swaps	—	4,929,863	—

Total	$86,095,628	$6,774,276,864	$49,444

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

U.S. Government Agency Obligations	28.2%
Foreign Government Bonds	17.2
Banks	11.0
U.S. Treasury Obligations	10.7
Residential Mortgage-Backed Securities	8.1
Municipal Bonds	7.2
Repurchase Agreements	5.2
Diversified Financial Services	5.2
Certificates of Deposit	4.3
Wireless Telecommunication Services	1.1
Diversified Telecommunication Services	1.0
Commercial Mortgage-Backed Securities	1.0
Capital Markets	0.8
Health Care Providers & Services	0.7

Insurance	0.7%
Oil, Gas & Consumable Fuels	0.6
Media	0.6
Non-Residential Mortgage-Backed Securities	0.6
Collateralized Debt Obligations	0.4
Multi-Utilities	0.4
Collateralized Loan Obligations	0.3
Electric Utilities	0.3
Metals & Mining	0.3
Energy Equipment & Services	0.1
Thrifts & Mortgage Finance	0.1
Chemicals	0.1
Affiliated Money Market Mutual Fund	0.1

106.3
Liabilities in excess of other assets	(6.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$82,287,806	*	Due from broker — variation margin	$11,259,602	*
Interest rate contracts	—	—		Written options outstanding, at value	1,499,928
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	5,383,532		Unrealized depreciation on over-the-counter swap agreements	387,910
Interest rate contracts	Premiums paid for swap agreements	35,694		Premiums received for swap agreements	1,101,533
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	5,697,086		Unrealized depreciation on foreign currency forward contracts	14,766,336
Foreign exchange contracts	—	—		Written options outstanding, at value	138,229
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	4,854,518		—	—
Credit contracts	Premiums paid for swap agreements	202,842		Premiums received for swap agreements	1,314,078
Credit contracts	Due from broker — variation margin	75,345	*	—	—

Total		$98,536,823			$30,467,616

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts(1)	Total
Interest rate contracts	$11,620,484	$9,794,794	$(9,105,130)	$—	$12,310,148
Foreign exchange contracts	—	—	—	(445,687)	(445,687)
Credit contracts	—	138,910	2,295,580	—	2,434,490

Total	$11,620,484	$9,933,704	$(6,809,550)	$(445,687)	$14,298,951

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$23,014,764	$972,302	$(43,331,389)	$—	$(19,344,323)
Foreign exchange contracts	—	51,661	—	2,480,551	2,532,212
Credit contracts	—	(18,595)	1,015,534	—	996,939

Total	$23,014,764	$1,005,368	$(42,315,855)	$2,480,551	$(15,815,172)

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Written Options(1)	Futures Contracts – Long Positions(2)	Forward Foreign Currency Exchange Purchase Contracts(3)	Forward Foreign Currency Exchange Sale Contracts(4)	Interest Rate Swap Agreements(5)	Credit Default Swap Agreements – Sell Protection(5)
$8,534,271	$8,223,131,528	$785,161,684	$1,720,755,446	$3,949,295,864	$415,010,948

(1)	Premium Received.

(2)	Value at Trade Date.

(3)	Value at Settlement Date Payable.

(4)	Value at Settlement Date Receivable.

(5)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Bank of America	$700,987	$(682,702)	$—	$18,285
Barclays Capital Group	3,004,210	(1,184,841)	(2,110,177)	—
BNP Paribas	273,036	(273,036)	—	—
Citigroup Global Markets	755,822	(755,822)	—	—
Credit Suisse First Boston Corp.	3,909,979	(3,909,979)	—	—
Deutsche Bank AG	1,442,249	(1,442,249)	—	—
Goldman Sachs & Co.	519,962	(155,452)	(290,012)	74,498
Hong Kong & Shanghai Bank	2,758,782	(905,056)	(1,780,132)	73,594
JPMorgan Chase	451,106	(451,106)	—	—
Morgan Stanley	2,037,986	(648,598)	(2,790,192)	—
Royal Bank of Scotland Group PLC	80,582	(80,582)	(580,047)	—
UBS AG	238,971	(238,971)	—	—

	$16,173,672

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(682,702)	$682,702	$—	$—
Barclays Capital Group	(1,184,841)	1,184,841	—	—
BNP Paribas	(1,468,009)	273,036	701,985	(492,988)
Citigroup Global Markets	(2,244,901)	755,822	—	(1,489,079)
Credit Suisse First Boston Corp.	(3,943,604)	3,909,979	—	(33,625)
Deutsche Bank AG	(5,968,894)	1,442,249	1,012,540	(3,514,105)
Goldman Sachs & Co.	(155,452)	155,452	—	—
Hong Kong & Shanghai Bank	(905,056)	905,056	—	—
JPMorgan Chase	(741,672)	451,106	373,932	—
Morgan Stanley	(648,598)	648,598	—	—
Royal Bank of Scotland Group PLC	(900,371)	80,582	907,901	—
UBS AG	(363,914)	238,971	—	(124,943)

	$(19,208,014)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Unaffiliated investments (cost $6,642,853,687)	$6,787,104,262
Affiliated investments (cost $3,071,392)	3,071,392
Foreign currency, at value (cost $7,313,814)	7,324,342
Deposit with broker	2,154,068
Receivable for investments sold	179,111,602
Dividends and interest receivable	44,509,898
Unrealized appreciation on over-the-counter swap agreements	10,238,050
Unrealized appreciation on foreign currency forward contracts	5,697,086
Receivable for fund share sold	4,240,496
Premiums paid for swap agreements	238,536
Due from broker-variation margin	169,537
Prepaid expenses	9,080

Total Assets	7,043,868,349

LIABILITIES:
Payable for investments purchased.	623,996,839
Unrealized depreciation on foreign currency forward contracts	14,766,336
Due to broker	9,488,000
Premiums received for swap agreements	2,415,611
Written options outstanding, at value (premiums received $6,910,338)	1,638,157
Advisory fees payable	1,515,190
Unrealized depreciation on over-the-counter swap agreements	387,910
Accrued expenses and other liabilities	386,474
Payable for fund share repurchased	212,051
Distribution fee payable	70,111
Interest payable on investments sold short	19,593
Deferred trustees’ fees	847
Affiliated transfer agent fee payable	365

Total Liabilities	654,897,484

NET ASSETS	$6,388,970,865

Net assets were comprised of:
Paid-in capital	$5,600,151,885
Retained earnings	788,818,980

Net assets, June 30, 2014	$6,388,970,865

Net asset value and redemption price per share, $6,388,970,865 / 502,609,459 outstanding shares of beneficial interest	$12.71

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$80,637,916
Unaffiliated dividend income	2,547,175
Affiliated dividend income	4,379

83,189,470

EXPENSES
Advisory fees	20,327,755
Distribution fee	3,367,917
Custodian and accounting fees	615,000
Insurance expenses	53,000
Trustees’ fees	39,000
Audit fee	29,000
Legal fees and expenses	12,000
Commitment fee on syndicated credit agreement	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Miscellaneous	19,452

Total expenses	24,476,124

NET INVESTMENT INCOME	58,713,346

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	18,771,180
Futures transactions	11,620,484
Options written transactions	9,933,704
Short sales transactions	(209,297)
Swap agreements transactions	(6,809,550)
Foreign currency transactions	(858,953)

32,447,568

Net change in unrealized appreciation (depreciation) on:
Investments	152,009,630
Futures	23,014,764
Options written	1,005,368
Swap agreements	(42,315,855)
Foreign currencies	2,484,321

136,198,228

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	168,645,796

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$227,359,142

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$58,713,346	$112,145,699
Net realized gain on investment and foreign currency transactions	32,447,568	241,083
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	136,198,228	(247,247,769)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	227,359,142	(134,860,987)

FUND SHARE TRANSACTIONS:
Fund share sold [12,152,576 and 82,050,126 shares, respectively]	152,879,270	1,018,120,643
Fund share repurchased [82,935,712 and 160,453,179 shares, respectively]	(1,037,113,384)	(1,996,884,736)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(884,234,114)	(978,764,093)

TOTAL DECREASE IN NET ASSETS	(656,874,972)	(1,113,625,080)
NET ASSETS:
Beginning of period	7,045,845,837	8,159,470,917

End of period	$6,388,970,865	$7,045,845,837

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 91.5%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST AQR Emerging Markets Equity Portfolio*	975,843	$10,412,242
AST AQR Large-Cap Portfolio*	30,406,145	383,117,430
AST ClearBridge Dividend Growth Portfolio*	15,039,897	191,307,495
AST Federated Aggressive Growth Portfolio*	2,511,083	35,130,047
AST Goldman Sachs Large-Cap Value Portfolio*	3,729,770	95,668,601
AST Goldman Sachs Mid-Cap Growth Portfolio*	990,280	7,209,238
AST Goldman Sachs Small-Cap Value Portfolio*	1,988,052	35,327,681
AST Goldman Sachs Strategic Income Portfolio*	30,481,081	304,201,187
AST Herndon Large-Cap Value Portfolio*	5,295,973	70,754,204
AST High Yield Portfolio*	20,781,162	179,341,427
AST International Growth Portfolio*	17,667,775	249,115,630
AST International Value Portfolio*	13,198,631	247,606,312
AST Jennison Large-Cap Growth Portfolio*	3,422,420	68,208,825
AST Jennison Large-Cap Value Portfolio*	3,984,513	71,601,692
AST Large-Cap Value Portfolio*	3,318,145	71,970,565
AST Loomis Sayles Large-Cap Growth Portfolio*	5,889,771	178,813,442
AST Lord Abbett Core Fixed Income Portfolio*	26,202,215	308,400,067
AST MFS Growth Portfolio*	8,490,942	133,053,068
AST MFS Large-Cap Value Portfolio*	4,918,164	71,018,290
AST Mid-Cap Value Portfolio*	404,602	7,740,034
AST Money Market Portfolio*	113,454,116	113,454,116
AST Neuberger Berman Core Bond Portfolio*	17,830,477	190,786,103
AST Neuberger Berman Mid-Cap Growth Portfolio*	219,584	7,270,437
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	296,091	7,769,439
AST Parametric Emerging Markets Equity Portfolio*	947,685	9,097,776
AST PIMCO Limited Maturity Bond Portfolio*	10,901,781	113,705,580
AST PIMCO Total Return Bond Portfolio*	60,630,436	770,612,843
AST Prudential Core Bond Portfolio*	119,059,238	1,314,413,986
AST QMA Emerging Markets Equity Portfolio*	646,263	6,643,584
AST QMA Large-Cap Portfolio*	29,707,332	381,442,142
AST Small-Cap Growth Portfolio*	1,713,869	52,701,467
AST Small-Cap Value Portfolio*	2,917,543	62,435,415
AST T. Rowe Price Equity Income Portfolio*	7,357,213	96,232,342
AST T. Rowe Price Large-Cap Growth Portfolio*	3,156,056	67,129,317
AST T. Rowe Price Natural Resources Portfolio*	181,711	4,733,579
AST Templeton Global Bond Portfolio*	132,031	1,461,588
AST Western Asset Core Plus Bond Portfolio*	86,955,745	969,556,553
AST Western Asset Emerging Markets Debt Portfolio*	14,550,956	152,057,495

TOTAL LONG-TERM INVESTMENTS (cost $6,242,235,624)(w)		7,041,501,239

SHORT-TERM INVESTMENTS — 8.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 8.0%	Shares	Value (Note 2)
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $615,633,377)(w)(Note 4)	615,633,377	$615,633,377

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $14,999,177)	0.025%	09/18/14	15,000	14,999,340

TOTAL SHORT-TERM INVESTMENTS (cost $630,632,554)				630,632,717

TOTAL INVESTMENTS — 99.7% (cost $6,872,868,178)				7,672,133,956
Other assets in excess of liabilities(x) — 0.3%				23,670,924

NET ASSETS — 100.0%				$7,695,804,880

The following abbreviations are used in the Portfolio descriptions:

CAC	French Stock Market Index
DAX	German Stock Index
FTSE	Financial Times Stock Exchange
STOXX	Stock Index of Eurozone
TOPIX	Tokyo Stock Price Index

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
618	2 Year U.S.Treasury Notes	Sep. 2014	$135,776,532	$135,708,938	$(67,594)
1,662	10 Year U.S. Treasury Notes	Sep. 2014	207,750,000	208,035,656	285,656
158	CAC40 10 Euro	Jul. 2014	9,750,712	9,566,972	(183,740)
29	DAX Index.	Sep. 2014	9,829,146	9,787,947	(41,199)
243	Euro STOXX 50	Sep. 2014	10,831,519	10,754,156	(77,363)
88	FTSE 100 Index.	Sep. 2014	10,096,386	10,106,928	10,542
129	Russell 2000 Mini Index	Sep. 2014	14,925,945	15,354,870	428,925
1,567	S&P 500 E-Mini	Sep. 2014	151,082,305	152,970,540	1,888,235
39	S&P 500 Index	Sep. 2014	18,801,413	19,035,900	234,487
90	TOPIX Index	Sep. 2014	10,937,911	11,216,130	278,219

					$2,756,168

(1)	A U.S. Treasury security with a market value of $14,999,340 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized costs.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,657,134,616	$—	$—
U.S. Treasury Obligation	—	14,999,340	—
Other Financial Instruments*
Futures	2,756,168	—	—

Total	$7,659,890,784	$14,999,340	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 were as follows:

Investment Type
Core Bonds	51.6%
Large/Mid-Cap Growth	17.2
Money Market	9.5
Large/Mid-Cap Value	5.2
International Growth	3.2
International Value	3.2
Large/Mid-Cap Blend	2.5
High Yield	2.3

Emerging Markets	2.3%
Small-Cap Value	1.3
Small-Cap Growth	1.1
U.S. Treasury Obligations	0.2
Sector	0.1

99.7
Other assets in excess of liabilities	0.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$285,656	*	Due from broker — variation margin	$67,594	*
Equity contracts	Due from broker — variation margin	2,840,408	*	Due from broker — variation margin	302,302	*

Total		$3,126,064			$369,896

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$4,166,803
Equity contracts	19,674,523

Total	$23,841,326

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$4,543,551
Equity contracts	(3,546,146)

Total	$997,405

For the six months ended June 30, 2014, the Portfolio’s average value at trade date for futures long position was $569,605,678.

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Affiliated investments (cost $6,857,869,001)	$7,657,134,616
Unaffiliated investments (cost $14,999,177)	14,999,340
Foreign currency, at value (cost $27,701,785)	27,935,234
Receivable for investments sold	32,500,000
Due from broker-variation margin	377,605
Dividends receivable	76,519
Receivable for fund share sold	30,232
Prepaid expenses	346

Total Assets	7,733,053,892

LIABILITIES:
Payable for investments purchased	32,500,000
Payable for fund share repurchased	3,886,578
Advisory fees payable	415,874
Due to broker	306,466
Accrued expenses and other liabilities	138,246
Deferred trustees’ fees	1,483
Affiliated transfer agent fee payable	365

Total Liabilities	37,249,012

NET ASSETS	$7,695,804,880

Net assets were comprised of:
Paid-in capital	$5,957,716,003
Retained earnings	1,738,088,877

Net assets, June 30, 2014	$7,695,804,880

Net asset value and redemption price per share, $7,695,804,880 / 559,637,835 outstanding shares of beneficial interest	$13.75

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2014

INCOME
Affiliated dividend income	$397,489

EXPENSES
Advisory fees	5,663,881
Custodian and accounting fees	170,000
Trustees’ fees	37,000
Audit fee	12,000
Legal fees and expenses	12,000
Commitment fee on syndicated credit agreement	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Shareholders’ reports	3,000
Insurance expenses	2,000
Miscellaneous	9,558

Total expenses	5,918,439

NET INVESTMENT LOSS	(5,520,950)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $117,134,141)	117,139,448
Futures transactions	23,841,326
Foreign currency transactions	(48,900)

140,931,874

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $199,417,921)	199,418,117
Futures	997,405
Foreign currencies	318,696

200,734,218

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	341,666,092

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$336,145,142

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(5,520,950)	$(11,580,649)
Net realized gain on investment and foreign currency transactions	140,931,874	471,229,379
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	200,734,218	216,405,784

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	336,145,142	676,054,514

FUND SHARE TRANSACTIONS:
Fund share sold [2,202,981 and 30,075,694 shares, respectively]	29,559,812	373,810,676
Fund share repurchased [25,416,389 and 84,183,848 shares, respectively]	(339,083,214)	(1,057,885,678)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(309,523,402)	(684,075,002)

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,621,740	(8,020,488)
NET ASSETS:
Beginning of period	7,669,183,140	7,677,203,628

End of period	$7,695,804,880	$7,669,183,140

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 92.0%
COMMON STOCKS — 73.1%	Shares	Value (Note 2)
Aerospace & Defense — 1.4%
Alliant Techsystems, Inc.	5,300	$709,776
B/E Aerospace, Inc.*	63,100	5,836,119
Curtiss-Wright Corp.	6,300	413,028
Ducommun, Inc.*	13,500	352,755
Engility Holdings, Inc.*(a)	1,500	57,390
Exelis, Inc.	46,000	781,080
HEICO Corp.	6,600	342,804
Hexcel Corp.*	90,200	3,689,180
Honeywell International, Inc.	66,100	6,143,995
Huntington Ingalls Industries, Inc.	70,541	6,672,473
L-3 Communications Holdings, Inc.	48,500	5,856,375
Lockheed Martin Corp.	8,000	1,285,840
Northrop Grumman Corp.	171,100	20,468,693
Precision Castparts Corp.	23,500	5,931,400
Raytheon Co.	207,000	19,095,750
Safran SA (France)	15,645	1,024,196
Senior PLC (United Kingdom)	24,174	117,085
Teledyne Technologies, Inc.*(a)	23,200	2,254,344
Thales SA (France)	70,195	4,244,300
United Technologies Corp.	97,700	11,279,465

		96,556,048

Air Freight & Logistics — 0.4%
Deutsche Post AG (Germany)	190,120	6,862,365
FedEx Corp.	38,000	5,752,440
Park-Ohio Holdings Corp.	2,900	168,519
TNT Express NV (Netherlands)	20,631	186,655
United Parcel Service, Inc. (Class B Stock)	133,500	13,705,110

		26,675,089

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	2,072,781	3,774,126
Alaska Air Group, Inc.	96,300	9,153,315
Copa Holdings SA (Panama) (Class A Stock)	15,900	2,266,863
Deutsche Lufthansa AG (Germany)	97,804	2,099,564
easyJet PLC (United Kingdom)	205,210	4,792,183
International Consolidated Airlines Group SA (United Kingdom)*	60,786	385,719
Latam Airlines Group SA (Chile)*	10,578	142,503
Republic Airways Holdings, Inc.*	137,400	1,489,416
Southwest Airlines Co.	277,600	7,456,336
Spirit Airlines, Inc.*	10,500	664,020

		32,224,045

Auto Components — 0.7%
Autoneum Holding AG (Switzerland)*	3,764	754,582
Bridgestone Corp. (Japan)	39,200	1,372,920
Continental AG (Germany)	26,845	6,206,854
Dana Holding Corp.(a)	62,200	1,518,924
Drew Industries, Inc.	19,500	975,195
Gentex Corp.	242,000	7,039,780
Hyundai Mobis (South Korea)	1,324	371,836
Hyundai Wia Corp. (South Korea)	501	97,076
Johnson Controls, Inc.	366,400	18,294,352
Koito Manufacturing Co. Ltd. (Japan)	5,800	148,629
NGK Spark Plug Co. Ltd. (Japan)	10,000	282,341
Shiloh Industries, Inc.*	15,900	293,514
Standard Motor Products, Inc.	2,545	113,685

COMMON STOCKS (continued)	Shares	Value (Note 2)
Auto Components (continued)
Sumitomo Rubber Industries Ltd. (Japan)	10,400	$150,317
Tenneco, Inc.*	58,600	3,850,020
Tower International, Inc.*	8,300	305,772
Toyo Tire & Rubber Co. Ltd. (Japan)	5,500	93,639
Toyota Industries Corp. (Japan)	9,900	511,536
Valeo SA (France)	45,932	6,162,911

		48,543,883

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	37,232	4,714,679
Daimler AG (Germany)	108,365	10,122,874
Fuji Heavy Industries Ltd. (Japan)	208,000	5,767,583
Hyundai Motor Co. (South Korea)	8,515	1,930,527
Kia Motors Corp. (South Korea)	20,215	1,130,936
Mahindra & Mahindra Ltd. (India), GDR	11,057	212,958
Peugeot SA (France)*	263,138	3,893,296
Suzuki Motor Corp. (Japan)	139,400	4,373,198
Tata Motors Ltd. (India), ADR	22,100	863,226
Thor Industries, Inc.	172,700	9,821,449
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	4,315	26,790
Toyota Motor Corp. (Japan)	79,300	4,747,899
UMW Holdings Bhd (Malaysia)	18,800	63,967
Volkswagen AG (Germany)	1,792	462,172
Winnebago Industries, Inc.*	25,600	644,608

		48,776,162

Banks — 5.5%
1st Source Corp.	7,500	229,650
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	137,500	264,308
Access National Corp.	9,400	142,504
Agricultural Bank of China Ltd. (China) (Class H Stock)	2,116,000	933,946
Alpha Bank A.E. (Greece)*	125,954	117,120
American National Bankshares, Inc.	2,000	43,460
Aozora Bank Ltd. (Japan)	779,000	2,561,195
Associated Banc-Corp.	123,800	2,238,304
Australia & New Zealand Banking Group Ltd. (Australia)	316,259	9,944,624
BancFirst Corp.	2,300	142,370
Banco de Chile (Chile)	522,467	69,468
Banco de Credito e Inversiones (Chile)	904	52,293
Banco do Brasil SA (Brazil)	32,700	367,033
Banco Latinoamericano de Comercio
Exterior SA (Panama)	13,200	391,644
Banco Santander Brasil SA (Brazil)	13,100	89,646
Banco Santander Chile (Chile)	572,993	37,767
Banco Santander SA (Spain)	178,689	1,867,169
Bank Hapoalim BM (Israel)	219,944	1,270,392
Bank Mandiri Persero Tbk PT (Indonesia)	301,200	246,694
Bank Millennium SA (Poland)	29,916	76,565
Bank Negara Indonesia Persero Tbk PT (Indonesia)	1,831,600	736,522
Bank of America Corp.	1,867,500	28,703,475
Bank of China Ltd. (China) (Class H Stock)	3,957,000	1,771,605
Bank of Communications Co. Ltd. (China) (Class H Stock)*	284,000	196,038
Bank of East Asia Ltd. (Hong Kong)	258,200	1,070,505
Bank of Georgia Holdings PLC (Georgia)	2,266	91,124
Bank of Kentucky Financial Corp. (The)	4,600	160,034

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Bank of Yokohama Ltd. (The) (Japan)	69,000	$397,371
Bank Pekao SA (Poland)	5,339	305,806
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,122,600	978,134
Bank Zachodni WBK SA (Poland)	398	48,381
Barclays Africa Group Ltd. (South Africa)	10,859	164,902
BBCN Bancorp, Inc.	33,900	540,705
BDO Unibank, Inc. (Philippines)	53,880	115,368
Camden National Corp.	1,300	50,388
Capital Bank Financial Corp. (Class A Stock)*	15,700	370,677
Cathay General Bancorp	84,248	2,153,379
Chang Hwa Commercial Bank (Taiwan)	150,000	92,970
Chemical Financial Corp.	8,117	227,925
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,370,000	830,679
China Construction Bank Corp. (China) (Class H Stock)*	2,340,000	1,769,629
China Development Financial Holding Corp. (Taiwan)	2,590,000	851,866
China Merchants Bank Co. Ltd. (China) (Class H Stock)*	494,000	973,883
Chongqing Rural Commercial Bank (China) (Class H Stock)	80,000	36,957
Citigroup, Inc.	806,600	37,990,860
Citizens & Northern Corp.	9,400	183,206
Commerce Bancshares, Inc.	12,995	604,267
Commonwealth Bank of Australia (Australia)	159,951	12,199,182
Credit Agricole SA (France)	372,654	5,261,451
Customers Bancorp, Inc.*	13,330	266,734
DBS Group Holdings Ltd. (Singapore)	104,000	1,398,768
DnB ASA (Norway)	311,043	5,683,157
Dubai Islamic Bank PJSC (United Arab Emirates)	122,446	215,009
Eagle Bancorp, Inc.*	11,770	397,237
East West Bancorp, Inc.	168,145	5,883,394
Enterprise Financial Services Corp.	16,700	301,602
Fidelity Southern Corp.	8,256	107,245
Fifth Third Bancorp	74,800	1,596,980
Financial Institutions, Inc.	12,300	288,066
First BanCorp*	118,500	644,640
First Bancorp	13,200	242,220
First Community Bancshares, Inc.	13,400	192,022
First Financial Corp.	9,400	302,586
First Financial Holding Co. Ltd. (Taiwan)	221,000	142,096
First Gulf Bank PJSC (United Arab Emirates)	57,300	248,194
First Interstate Bancsystem, Inc.	60,100	1,633,518
First Merchants Corp.	25,600	541,184
First Midwest Bancorp, Inc.	61,252	1,043,122
First NBC Bank Holding Co.*	38,200	1,280,082
First Niagara Financial Group, Inc.	810,600	7,084,644
FirstMerit Corp.	86,800	1,714,300
Fukuoka Financial Group, Inc. (Japan)	100,000	483,007
Fulton Financial Corp.	572,600	7,094,514
Great Southern Bancorp, Inc.	11,800	378,190
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	32,800	97,767
Hang Seng Bank Ltd. (Hong Kong)	65,900	1,076,113
Hanmi Financial Corp.	4,317	91,002

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Heartland Financial USA, Inc.	3,600	$89,028
Hong Leong Bank Bhd (Malaysia)	18,100	77,816
Hong Leong Financial Group Bhd (Malaysia)	97,500	490,144
Horizon Bancorp	4,000	87,360
HSBC Holdings PLC (United Kingdom)	1,133,851	11,502,947
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	1,285,000	804,792
ICICI Bank Ltd. (India), ADR*	16,800	838,320
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	2,380,000	1,504,958
Industrial Bank of Korea (South Korea)	55,848	745,020
International Bancshares Corp.	39,715	1,072,305
Intesa Sanpaolo SpA (Italy)	56,820	150,921
JPMorgan Chase & Co.	690,100	39,763,562
Kasikornbank PCL (Thailand)	169,500	1,070,666
KeyCorp	1,010,700	14,483,331
Lakeland Financial Corp.	3,600	137,376
MainSource Financial Group, Inc.	14,100	243,225
Masraf Al Rayan (Qatar)	24,100	301,340
mBank (Poland)	4,310	717,178
Mega Financial Holding Co. Ltd. (Taiwan)	128,526	106,953
MidWestOne Financial Group, Inc.	6,100	146,339
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,562,700	9,592,973
Mizuho Financial Group, Inc. (Japan)	3,652,700	7,508,143
National Australia Bank Ltd. (Australia)	6,018	186,009
National Penn Bancshares, Inc.	17,300	183,034
Natixis (France)	54,004	346,592
NBT Bancorp, Inc.	10,408	250,000
Nedbank Group Ltd. (South Africa)	6,609	142,464
OFG Bancorp	51,214	942,850
Old National Bancorp	12,900	184,212
Oversea-Chinese Banking Corp. Ltd. (Singapore)	559,194	4,289,089
Pacific Continental Corp.	8,510	116,842
PNC Financial Services Group, Inc. (The)	207,600	18,486,780
Popular, Inc. (Puerto Rico)*	27,500	939,950
Preferred Bank*	5,500	130,020
PrivateBancorp, Inc.	48,833	1,419,087
Regions Financial Corp.	598,700	6,358,194
Resona Holdings, Inc. (Japan)	722,500	4,210,250
Sandy Spring Bancorp, Inc.	10,300	256,573
Sberbank of Russia (Russia), ADR	38,284	387,817
Simmons First National Corp. (Class A Stock)	900	35,451
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	456,925	6,098,923
Southwest Bancorp, Inc.	5,100	87,006
Standard Bank Group Ltd. (South Africa)	38,844	529,709
State Bank of India (India), GDR, RegS	9,642	860,066
Stock Yards Bancorp, Inc.	6,500	194,350
Suffolk Bancorp*	1,600	35,696
Sumitomo Mitsui Financial Group, Inc. (Japan)	76,100	3,192,922
Susquehanna Bancshares, Inc.	122,800	1,296,768
SVB Financial Group*	32,800	3,825,136
Svenska Handelsbanken AB (Sweden) (Class A Stock)	94,273	4,609,909
Swedbank AB (Sweden) (Class A Stock)	213,934	5,666,496

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Taishin Financial Holding Co. Ltd. (Taiwan)	244,000	$125,038
TCF Financial Corp.	49,900	816,863
Tompkins Financial Corp.	800	38,544
United Community Banks, Inc.	23,800	389,606
United Overseas Bank Ltd. (Singapore)	36,000	650,978
Univest Corp. of Pennsylvania	19,400	401,580
VTB Bank OJSC (Russia), GDR, RegS	21,915	53,473
Webster Financial Corp.	71,798	2,264,509
Wells Fargo & Co.	876,700	46,079,352
WesBanco, Inc.	30,603	949,917
Western Alliance Bancorp*	25,700	611,660
Westpac Banking Corp. (Australia)	333,555	10,669,150
Wilshire Bancorp, Inc.	33,050	339,424
Wintrust Financial Corp.	11,500	529,000
Yamaguchi Financial Group, Inc. (Japan)	12,000	126,552
Yapi ve Kredi Bankasi A/S (Turkey)	28,519	62,194

		381,195,566

Beverages — 1.4%
AMBEV SA (Brazil)	66,800	472,845
Anheuser-Busch InBev NV (Belgium)	75,600	8,686,468
Arca Continental SAB de CV (Mexico)	113,600	769,154
Asahi Group Holdings Ltd. (Japan)	3,900	122,471
Britvic PLC (United Kingdom)	14,177	176,495
C&C Group PLC (Ireland)	20,702	128,838
Carlsberg A/S (Denmark) (Class B Stock)	6,323	681,011
Coca-Cola Co. (The)	275,200	11,657,472
Coca-Cola Enterprises, Inc.	279,100	13,335,398
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	73,500	835,022
Diageo PLC (United Kingdom)	21,271	677,459
Fomento Economico Mexicano SAB de CV (Mexico)	107,200	1,004,450
Kirin Holdings Co. Ltd. (Japan)	50,000	721,942
Monster Beverage Corp.*	251,800	17,885,354
PepsiCo, Inc.	400,618	35,791,212
SABMiller PLC (United Kingdom)	8,774	508,495
Vina Concha y Toro SA (Chile)	100,780	204,106

		93,658,192

Biotechnology — 1.6%
Acorda Therapeutics, Inc.*	61,700	2,079,907
Actelion Ltd. (Switzerland)*	5,946	752,584
Aegerion Pharmaceuticals, Inc.*(a)	28,000	898,520
Alexion Pharmaceuticals, Inc.*	60,900	9,515,625
Amgen, Inc.	168,200	19,909,834
Biogen Idec, Inc.*	89,000	28,062,590
Celgene Corp.*	163,800	14,067,144
Clovis Oncology, Inc.*	15,100	625,291
Dyax Corp.*	35,800	343,680
Emergent Biosolutions, Inc.*	10,015	224,937
Genomic Health, Inc.*	15,706	430,344
Gilead Sciences, Inc.*(a)	267,700	22,195,007
ImmunoGen, Inc.*(a)	140,400	1,663,740
Isis Pharmaceuticals, Inc.*(a)	23,900	823,355
Ligand Pharmaceuticals, Inc.*(a)	37,600	2,342,104
MacroGenics, Inc.*	18,600	404,178
PDL BioPharma, Inc.(a)	25,600	247,808
Pharmacyclics, Inc.*(a)	6,700	601,057
Prothena Corp. PLC (Ireland), ADR*	53,000	1,195,150

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
Regulus Therapeutics, Inc.*	49,000	$393,960
Repligen Corp.*	37,200	847,788
United Therapeutics Corp.*(a)	75,000	6,636,750

		114,261,353

Building Products — 0.3%
A.O. Smith Corp.	267,666	13,270,880
AAON, Inc.	30,300	1,015,656
Daikin Industries Ltd. (Japan)	13,900	877,267
Geberit AG (Switzerland)	16,273	5,708,467
Gibraltar Industries, Inc.*	12,800	198,528
KCC Corp. (South Korea)	67	40,850
Nibe Industrier AB (Sweden) (Class B Stock)	4,859	152,551
Patrick Industries, Inc.*	10,900	507,831
Sanwa Holdings Corp. (Japan)	15,000	105,585
Universal Forest Products, Inc.	28,400	1,370,868

		23,248,483

Capital Markets — 1.7%
3i Group PLC (United Kingdom)	522,724	3,592,403
Affiliated Managers Group, Inc.*	31,400	6,449,560
Ameriprise Financial, Inc.	38,900	4,668,000
BGC Partners, Inc. (Class A Stock)	161,400	1,200,816
BinckBank NV (Netherlands)	15,018	190,014
BlackRock, Inc.	39,200	12,528,320
Capital Southwest Corp.	1,600	57,616
CETIP SA — Mercados Organizados (Brazil)	3,800	54,089
Close Brothers Group PLC (United Kingdom)	96,299	2,103,952
Daiwa Securities Group, Inc. (Japan)	99,000	857,763
Fifth Street Finance Corp.	144,653	1,421,939
Franklin Resources, Inc.	89,900	5,199,816
GAMCO Investors, Inc. (Class A Stock)	7,700	639,485
Goldman Sachs Group, Inc. (The)	160,600	26,890,864
Haitong International Securities Group Ltd. (Hong Kong)	566,000	292,001
Henderson Group PLC (United Kingdom)	700,111	2,881,615
HFF, Inc. (Class A Stock)	19,895	739,895
Intermediate Capital Group PLC (United Kingdom)	23,834	159,085
Investment Technology Group, Inc.*	22,700	383,176
Janus Capital Group, Inc.	26,700	333,216
KCG Holdings, Inc. (Class A Stock)*(a)	127,100	1,509,948
Lazard Ltd. (Class A Stock)	7,300	376,388
Macquarie Group Ltd. (Australia)	63,120	3,550,744
Manning & Napier, Inc.	5,100	88,026
Morgan Stanley	61,800	1,997,994
New Mountain Finance Corp.(a)	9,800	145,628
Oppenheimer Holdings, Inc. (Class A Stock)	5,800	139,142
PennantPark Investment Corp.(a)	29,300	335,778
Piper Jaffray Cos.*(a)	51,500	2,666,155
Platinum Asset Management Ltd. (Australia)	15,349	91,157
Raymond James Financial, Inc.	171,800	8,715,414
Schroders PLC (United Kingdom)	5,987	256,554
SEI Investments Co.	135,331	4,434,797
Solar Capital Ltd.	11,700	248,976
T. Rowe Price Group, Inc.	139,400	11,766,754
Tetragon Financial Group Ltd. (Guernsey)	43,704	438,351
Virtus Investment Partners, Inc.*(a)	1,800	381,150

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
Waddell & Reed Financial, Inc. (Class A Stock)	197,636	$12,370,037
Westwood Holdings Group, Inc.	3,500	210,140
Yuanta Financial Holding Co. Ltd. (Taiwan)	643,000	347,705

		120,714,463

Chemicals — 2.0%
Asahi Kasei Corp. (Japan)	175,000	1,339,716
BASF SE (Germany)	84,398	9,817,483
Borregaard ASA (Norway)	40,740	294,556
Cabot Corp.	2,600	150,774
China BlueChemical Ltd. (China) (Class H Stock)	864,000	471,454
Cytec Industries, Inc.	58,200	6,135,444
Daicel Corp. (Japan)	526,000	5,029,230
Denki Kagaku Kogyo KK (Japan)	25,000	96,055
Dow Chemical Co. (The)	493,900	25,416,094
EMS-Chemie Holding AG (Switzerland)	3,383	1,349,971
Frutarom Industries Ltd. (Israel)	44,994	1,124,641
FutureFuel Corp.	28,289	469,315
Hanwha Corp. (South Korea)	25,926	662,082
Hawkins, Inc.	1,100	40,854
Hitachi Chemical Co. Ltd. (Japan)	6,200	102,649
Huabao International Holdings Ltd. (Hong Kong)	292,000	172,923
International Flavors & Fragrances, Inc.	47,600	4,963,728
Israel Chemicals Ltd. (Israel)	172,674	1,479,480
K+S AG (Germany)	101,225	3,324,068
Koppers Holdings, Inc.	40,900	1,564,425
LyondellBasell Industries NV (Class A Stock)	226,200	22,088,430
Novozymes A/S (Denmark) (Class B Stock)	13,679	686,091
Olin Corp.(a)	18,800	506,096
OM Group, Inc.	14,500	470,235
Petronas Chemicals Group Bhd (Malaysia)	90,900	191,684
PPG Industries, Inc.	39,300	8,258,895
PTT Global Chemical PCL (Thailand)	52,900	110,022
Rayonier Advanced Materials, Inc.*	33,000	1,278,750
RPM International, Inc.(a)	107,400	4,959,732
Schulman, (A.), Inc.	55,432	2,145,218
Scotts Miracle-Gro Co. (The) (Class A Stock)	29,000	1,648,940
Sensient Technologies Corp.	16,700	930,524
Sherwin-Williams Co. (The)	6,900	1,427,679
Sika AG (Switzerland)	214	874,320
Sumitomo Bakelite Co. Ltd. (Japan)	25,000	99,252
Tokyo Ohka Kogyo Co. Ltd. (Japan)	25,900	617,938
Tosoh Corp. (Japan)	395,000	1,915,814
Trecora Resources*	21,025	248,936
Tredegar Corp.	18,400	430,744
Valspar Corp. (The)	41,352	3,150,609
Westlake Chemical Corp.	231,100	19,356,936
Yara International ASA (Norway)	73,894	3,702,019
Yingde Gases Group Co. Ltd. (China)	35,500	38,485

		139,142,291

Commercial Services & Supplies — 0.3%
Berendsen PLC (United Kingdom)	10,028	167,949
Brady Corp. (Class A Stock)	58,100	1,735,447
Cewe Stiftung & Co. KGAA (Germany)	2,943	209,794

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
China Everbright International Ltd. (China)	562,000	$802,694
Civeo Corp.*(a)	35,600	891,068
Copart, Inc.*	38,600	1,388,056
Dai Nippon Printing Co. Ltd. (Japan)	15,000	156,719
Deluxe Corp.(a)	138,700	8,125,046
Kimball International, Inc. (Class B Stock)	7,300	122,056
Performant Financial Corp.*(a)	108,100	1,091,810
Rollins, Inc.	34,001	1,020,030
Steelcase, Inc. (Class A Stock)	66,800	1,010,684
Toppan Printing Co. Ltd. (Japan)	33,000	255,165
UniFirst Corp.	13,100	1,388,600
Viad Corp.	31,600	753,344
Waste Connections, Inc.	63,700	3,092,635
West Corp.	44,400	1,189,920

		23,401,017

Communications Equipment — 1.3%
Aruba Networks, Inc.*(a)	41,000	718,320
Cisco Systems, Inc.	1,097,800	27,280,330
CommScope Holding Co., Inc.*	36,000	832,680
Harmonic, Inc.*	158,700	1,183,902
Harris Corp.	96,300	7,294,725
Hitachi Kokusai Electric, Inc. (Japan)	44,000	609,679
Ixia*	87,100	995,553
JDS Uniphase Corp.*	98,300	1,225,801
Pace PLC (United Kingdom)	87,139	529,249
Plantronics, Inc.	106,573	5,120,833
Polycom, Inc.*	193,652	2,426,460
QUALCOMM, Inc.	462,200	36,606,240
ShoreTel, Inc.*	145,500	948,660
Sonus Networks, Inc.*	197,900	710,461
Ubiquiti Networks, Inc.*(a)	5,600	253,064

		86,735,957

Construction & Engineering — 0.5%
Acs Actividades de Construccion y Servicios SA (Spain)	130,303	5,963,998
AECOM Technology Corp.*	139,100	4,479,020
Argan, Inc.	15,400	574,266
Astaldi SpA (Italy)	8,644	98,116
China Communications Construction Co. Ltd. (China) (Class H Stock)	144,000	96,511
China Railway Construction Corp. Ltd. (China) (Class H Stock)	819,000	721,056
China Railway Group Ltd. (China) (Class H Stock)	1,535,000	750,317
China State Construction International Holdings Ltd. (China)	58,000	101,722
Chudenko Corp. (Japan)	13,500	212,590
Ferrovial SA (Spain)	4,153	92,533
Hochtief AG (Germany)	13,193	1,141,831
IJM Corp. Bhd (Malaysia)	36,900	76,995
KBR, Inc.	106,500	2,540,025
Kyowa Exeo Corp. (Japan)	122,500	1,746,071
Larsen & Toubro Ltd. (India), GDR, RegS	9,994	280,532
Leighton Holdings Ltd. (Australia)(a)	185,102	3,436,886
MYR Group, Inc.*	16,500	417,945
Pike Corp.*	24,400	218,624
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*	8,600	114,740

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction & Engineering (continued)
Quanta Services, Inc.*	72,500	$2,507,050
Shikun & Binui Ltd. (Israel)	35,256	85,160
Vinci SA (France)	89,853	6,717,301

		32,373,289

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	216,500	742,619
Asia Cement Corp. (Taiwan)	59,000	80,869
BBMG Corp. (China) (Class H Stock)	157,500	101,628
Cemex Latam Holdings SA (Colombia)*	37,744	369,901
Cemex SAB de CV (Mexico)*	133,328	176,455
China National Building Material Co. Ltd. (China) (Class H Stock)	816,000	718,493
China Resources Cement Holdings Ltd. (Hong Kong)	434,000	272,102
Imerys SA (France)	2,027	170,946
PPC Ltd. (South Africa)	17,406	51,282
Semen Indonesia Persero Tbk PT (Indonesia)	94,800	120,839
Sumitomo Osaka Cement Co. Ltd. (Japan)	1,087,000	4,134,454
Taiwan Cement Corp. (Taiwan)	48,000	72,712
United States Lime & Minerals, Inc.	4,300	278,640

		7,290,940

Consumer Finance — 0.3%
Capital One Financial Corp.(a)	31,300	2,585,380
Cash America International, Inc.	5,800	257,694
Cembra Money Bank AG (Switzerland)	1,453	91,755
Compartamos SAB de CV (Mexico)(a)	34,300	66,255
Credit Acceptance Corp.*	5,000	615,500
Discover Financial Services	158,800	9,842,424
EZCORP, Inc. (Class A Stock)*	75,700	874,335
Green Dot Corp. (Class A Stock)*	22,100	419,458
Navient Corp.	19,800	350,658
Nelnet, Inc. (Class A Stock)	90,900	3,765,987
Regional Management Corp.*	15,400	238,238

		19,107,684

Containers & Packaging — 0.2%
Graphic Packaging Holding Co.*	130,800	1,530,360
Klabin SA (Brazil)	15,000	75,492
Mayr Melnhof Karton AG (Austria)	1,306	155,600
Packaging Corp. of America	93,442	6,680,169
Rock-Tenn Co. (Class A Stock)	28,500	3,009,315

		11,450,936

Distributors — 0.1%
Canon Marketing Japan, Inc. (Japan)	242,800	4,557,590
Core-Mark Holding Co., Inc.	28,000	1,277,640
LKQ Corp.*	31,900	851,411

		6,686,641

Diversified Consumer Services — 0.2%
Apollo Education Group, Inc.*	121,400	3,793,750
Capella Education Co.	11,200	609,168
DeVry Education Group, Inc.	73,100	3,095,054
Estacio Participacoes SA (Brazil)	65,100	858,277
Grand Canyon Education, Inc.*	63,000	2,896,110
Kroton Educacional SA (Brazil)	31,800	893,624
Service Corp. International	189,900	3,934,728

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Consumer Services (continued)
Strayer Education, Inc.*	19,500	$1,023,945

		17,104,656

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	170,186	21,538,740
Bolsas y Mercados Espanoles SA (Spain)	30,048	1,434,314
CBOE Holdings, Inc.	71,100	3,498,831
Challenger Ltd. (Australia)	32,283	226,455
Dubai Financial Market (United Arab Emirates)	68,327	48,548
FirstRand Ltd. (South Africa)	278,888	1,068,396
Fubon Financial Holding Co. Ltd. (Taiwan)	676,000	976,509
Industrivarden AB (Sweden) (Class C Stock)	233,613	4,611,601
Interactive Brokers Group, Inc. (Class A Stock)	54,200	1,262,318
Investor AB (Sweden) (Class B Stock)	161,544	6,053,245
Marlin Business Services Corp.	13,500	245,565
McGraw Hill Financial, Inc.	61,200	5,081,436
NASDAQ OMX Group, Inc. (The)(a)	51,600	1,992,792
ORIX Corp. (Japan)	78,800	1,306,567
RMB Holdings Ltd. (South Africa)	59,420	293,937

		49,639,254

Diversified Telecommunication Services — 1.4%
AT&T, Inc.(a)	841,200	29,744,832
Atlantic Tele-Network, Inc.	25,600	1,484,800
Cable & Wireless Communications PLC (United Kingdom)	3,210,784	2,704,709
Cbeyond, Inc.*	23,900	237,805
China Telecom Corp. Ltd. (China) (Class H Stock)	462,000	225,977
China Unicom Hong Kong Ltd. (China)	138,000	212,207
Chorus Ltd. (New Zealand)	736,528	1,118,844
IDT Corp. (Class B Stock)	6,300	109,746
Inteliquent, Inc.	100,000	1,387,000
Intelsat SA*	18,600	350,424
KT Corp. (South Korea)	24,652	744,068
LG Uplus Corp. (South Korea)	25,510	232,344
Nippon Telegraph & Telephone Corp. (Japan)	109,200	6,806,204
Orange Polska SA (Poland)	21,234	67,822
Orange SA (France)	307,374	4,863,371
Premiere Global Services, Inc.*	42,917	572,942
Telecom Italia SpA (Italy)	5,435,908	5,377,113
Telefonica SA (Spain)	400,546	6,876,518
Telekom Austria AG (Austria)	13,408	131,146
Telekom Malaysia Bhd (Malaysia)	358,905	709,762
True Corp. PCL (Thailand)*	70,000	20,598
Verizon Communications, Inc.	672,500	32,905,425

		96,883,657

Electric Utilities — 1.0%
American Electric Power Co., Inc.	15,500	864,435
CEZ A/S (Czech Republic)*	2,224	67,118
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	38,000	262,509
Chubu Electric Power Co., Inc. (Japan)*	39,100	485,601
Chugoku Electric Power Co., Inc. (The) (Japan)	17,900	243,914

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
Contact Energy Ltd. (New Zealand)	21,225	$98,581
Duke Energy Corp.(a)	236,400	17,538,516
Edison International	25,000	1,452,750
EDP — Energias de Portugal SA (Portugal)	379,345	1,903,406
El Paso Electric Co.	25,892	1,041,117
Electricite de France SA (France)	14,519	457,173
Empire District Electric Co. (The)	20,100	516,168
Energa SA (Poland)	110,010	749,121
Enersis SA (Chile)	2,215,963	746,916
Entergy Corp.(a)	220,400	18,092,636
Exelon Corp.(a)	36,700	1,338,816
Fortum OYJ (Finland)	232,897	6,253,745
Great Plains Energy, Inc.	45,700	1,227,959
Hokuriku Electric Power Co. (Japan)	9,700	128,594
IDACORP, Inc.(a)	55,400	3,203,782
Kansai Electric Power Co., Inc. (The) (Japan)*	43,000	405,324
Korea Electric Power Corp. (South Korea)	8,340	307,026
Kyushu Electric Power Co., Inc. (Japan)*	25,300	284,826
MGE Energy, Inc.	9,300	367,443
OGE Energy Corp.	90,300	3,528,924
PPL Corp.	124,400	4,419,932
Reliance Infrastructure Ltd. (India), GDR	1,186	44,416
Shikoku Electric Power Co., Inc. (Japan)*	10,100	140,833
Southern Co. (The)(a)	57,000	2,586,660
Spark Infrastructure Group (Australia)	74,064	129,429
SSE PLC (United Kingdom)	56,748	1,520,217
Tohoku Electric Power Co., Inc. (Japan)	26,900	314,815
Tokyo Electric Power Co., Inc. (Japan)*	87,900	365,365
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	3,000	26,911
Westar Energy, Inc.(a)	18,400	702,696

		71,817,674

Electrical Equipment — 0.8%
Acuity Brands, Inc.(a)	35,000	4,838,750
AMETEK, Inc.	78,700	4,114,436
Eaton Corp. PLC	120,600	9,307,908
Emerson Electric Co.	325,300	21,586,908
Encore Wire Corp.	12,000	588,480
EnerSys	72,300	4,973,517
Franklin Electric Co., Inc.	10,700	431,531
Fuji Electric Co. Ltd. (Japan)	80,000	379,606
Fujikura Ltd. (Japan)	19,000	92,551
Hubbell, Inc. (Class B Stock)	7,800	960,570
Mitsubishi Electric Corp. (Japan)	143,000	1,766,442
Nissin Electric Co. Ltd. (Japan)	85,000	559,139
Nitto Kogyo Corp. (Japan)	48,500	1,067,688
Powell Industries, Inc.	8,600	562,268
Preformed Line Products Co.	2,000	107,660
Regal-Beloit Corp.	36,800	2,891,008
Teco Electric and Machinery Co. Ltd. (Taiwan)	416,000	478,855
Thermon Group Holdings, Inc.*	38,600	1,015,952

		55,723,269

Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics, Inc.*	101,900	6,155,779
Avnet, Inc.	139,089	6,163,034
Benchmark Electronics, Inc.*	35,615	907,470

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
CTS Corp.	6,000	$112,200
Delta Electronics, Inc. (Taiwan)	61,000	444,272
FUJIFILM Holdings Corp. (Japan)	206,500	5,763,539
Hirose Electric Co. Ltd. (Japan)	1,800	267,591
Hitachi High-Technologies Corp. (Japan)	4,000	95,243
Hon Hai Precision Industry Co. Ltd. (Taiwan)	361,800	1,212,958
Hoya Corp. (Japan)	25,100	834,520
Ibiden Co. Ltd. (Japan)	6,700	135,170
Ingram Micro, Inc. (Class A Stock)*	258,500	7,550,785
Insight Enterprises, Inc.*	45,500	1,398,670
Largan Precision Co. Ltd. (Taiwan)	13,000	1,037,118
Multi-Fineline Electronix, Inc.*	11,300	124,752
Murata Manufacturing Co. Ltd. (Japan)	35,200	3,301,080
Nippon Electric Glass Co. Ltd. (Japan)	22,000	128,213
PC Connection, Inc.	25,900	535,612
Rogers Corp.*	16,100	1,068,235
Sanmina Corp.*	35,900	817,802
ScanSource, Inc.*	40,500	1,542,240
Simplo Technology Co. Ltd. (Taiwan)	79,000	489,779
SYNNEX Corp.*	34,400	2,506,040
Tech Data Corp.*	11,800	737,736
Truly International Holdings Ltd. (Hong Kong)	896,000	546,016
Vishay Intertechnology, Inc.(a)	62,900	974,321
Zebra Technologies Corp. (Class A Stock)*	17,400	1,432,368
Zhen Ding Technology Holding Ltd. (Taiwan)	10,000	32,934

		46,315,477

Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	276,900	20,615,205
Bolt Technology Corp.	4,200	77,070
Bristow Group, Inc.	16,500	1,330,230
C&J Energy Services, Inc.*	3,900	131,742
China Oilfield Services Ltd. (China) (Class H Stock)	120,000	288,593
Era Group, Inc.*	17,500	501,900
Forum Energy Technologies, Inc.*	47,900	1,744,997
Helix Energy Solutions Group, Inc.*(a)	293,500	7,721,985
Helmerich & Payne, Inc.	79,100	9,184,301
Matrix Service Co.*	41,600	1,364,064
Oil States International, Inc.*	17,800	1,140,802
PHI, Inc.*	2,600	115,882
Pioneer Energy Services Corp.*	22,500	394,650
RPC, Inc.	88,500	2,078,865
Sapurakencana Petroleum Bhd (Malaysia)*	45,300	61,790
Schlumberger Ltd.	200,200	23,613,590
SEACOR Holdings, Inc.*	6,800	559,300
Superior Energy Services, Inc.	125,100	4,521,114
Transocean Ltd.	21,349	959,172
Unit Corp.*	93,868	6,460,934
Willbros Group, Inc.*	46,200	570,570

		83,436,756

Food & Staples Retailing — 1.4%
Almacenes Exito SA (Colombia)	6,504	109,468
Andersons, Inc. (The)	8,450	435,851
Axfood AB (Sweden)	3,187	173,098
Carrefour SA (France)	45,690	1,684,783
Casino Guichard Perrachon SA (France)	40,079	5,313,684

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Cencosud SA (Chile)	79,388	$260,696
CVS Caremark Corp.	177,600	13,385,712
E-Mart Co. Ltd. (South Korea)	3,536	810,946
Fresh Market, Inc. (The)*	12,500	418,375
Heiwado Co. Ltd. (Japan)	7,400	113,385
J Sainsbury PLC (United Kingdom)	817,550	4,413,076
Kesko OYJ (Finland) (Class B Stock)	55,522	2,194,006
Koninklijke Ahold NV (Netherlands)	88,064	1,651,297
Kroger Co. (The)	417,680	20,645,922
Pantry, Inc. (The)*	10,000	162,000
President Chain Store Corp. (Taiwan)	24,000	192,338
PriceSmart, Inc.(a)	1,500	130,560
Rallye SA (France)	47,183	2,574,282
Roundy’s, Inc.	31,100	171,361
Sonae (Portugal)	945,500	1,552,598
Spar Group Ltd. (The) (South Africa)	60,559	708,509
Sun Art Retail Group Ltd. (China)	76,500	87,551
UNY Group Holdings Co. Ltd. (Japan)	556,100	3,486,814
Village Super Market, Inc. (Class A Stock)	6,900	163,047
Wal-Mart Stores, Inc.	435,400	32,685,478
Weis Markets, Inc.	7,200	329,256
Woolworths Ltd. (Australia)	19,391	643,909

		94,498,002

Food Products — 1.6%
Archer-Daniels-Midland Co.	301,700	13,307,987
Astra Agro Lestari Tbk PT (Indonesia)	21,500	51,144
Austevoll Seafood ASA (Norway)	140,559	922,609
Bumitama Agri Ltd. (Indonesia)	384,000	371,721
Bunge Ltd.(a)	55,000	4,160,200
Calavo Growers, Inc.	1,500	50,745
Cal-Maine Foods, Inc.	50,000	3,716,000
Cermaq ASA (Norway)	61,048	840,998
China Agri-Industries Holdings Ltd. (China)	1,613,000	614,118
Ebro Foods SA (Spain)	60,276	1,339,208
Felda Global Ventures Holdings Bhd (Malaysia)	205,200	265,908
First Resources Ltd. (Singapore)	50,000	95,506
Golden Agri-Resources Ltd. (Singapore)	421,000	187,761
Greencore Group PLC (Ireland)	581,428	2,642,855
Hershey Co. (The)	29,500	2,872,415
Hillshire Brands Co. (The)	13,300	828,590
Indofood Sukses Makmur Tbk PT (Indonesia)	142,200	80,441
Ingredion, Inc.	23,600	1,770,944
IOI Corp. Bhd (Malaysia)	510,300	834,736
JBS SA (Brazil)	201,700	687,396
J-Oil Mills, Inc. (Japan)	87,000	282,488
Lancaster Colony Corp.	23,700	2,255,292
Leroy Seafood Group ASA (Norway)	26,145	955,087
Lindt & Spruengli AG (Switzerland)	6	370,636
Marine Harvest ASA (Norway)	420,766	5,741,604
N.H. Food Ltd. (Japan)	10,000	195,242
Nestle SA (Switzerland)	130,676	10,125,685
Nippon Flour Mills Co. Ltd. (Japan)	184,000	978,668
Nutreco NV (Netherlands)	4,205	185,723
Pilgrim’s Pride Corp.*	64,752	1,771,615
PPB Group Bhd (Malaysia)	81,200	382,852
Salmar ASA (Norway)	27,823	485,526
Sanderson Farms, Inc.(a)	71,000	6,901,200

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Schouw & Co. (Denmark)	14,739	$724,046
Seaboard Corp.*	232	700,703
Tassal Group Ltd. (Australia)	65,668	239,018
Tyson Foods, Inc. (Class A Stock)	376,900	14,148,826
Unilever NV (Netherlands), CVA	150,070	6,569,027
Unilever PLC (United Kingdom)	114,516	5,190,925
Uni-President Enterprises Corp. (Taiwan)	141,220	253,637
Universal Robina Corp. (Philippines)	28,280	99,953
WhiteWave Foods Co. (The)*	321,800	10,416,666
Wilmar International Ltd. (Singapore)	1,908,000	4,884,211

		109,499,912

Gas Utilities — 0.5%
AGL Resources, Inc.	259,000	14,252,770
Atmos Energy Corp.	43,983	2,348,692
Chesapeake Utilities Corp.	10,300	734,699
China Gas Holdings Ltd. (Hong Kong)	28,000	58,098
Enagas SA (Spain)	11,761	378,573
GAIL India Ltd. (India), GDR, RegS	11,832	547,112
Gas Natural SDG SA (Spain)	79,749	2,519,529
New Jersey Resources Corp.(a)	37,600	2,149,216
Questar Corp.	150,400	3,729,920
Southwest Gas Corp.	17,121	903,818
UGI Corp.	127,500	6,438,750
WGL Holdings, Inc.	19,700	849,070

		34,910,247

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	541,300	22,139,170
Align Technology, Inc.*	9,900	554,796
Anika Therapeutics, Inc.*	7,500	347,475
Atrion Corp.	700	228,200
Becton, Dickinson and Co.	53,200	6,293,560
Boston Scientific Corp.*	454,600	5,805,242
C.R. Bard, Inc.	43,000	6,149,430
Cantel Medical Corp.(a)	31,300	1,146,206
CareFusion Corp.*	150,700	6,683,545
Coloplast A/S (Denmark) (Class B Stock)	53,350	4,827,383
Cooper Cos., Inc. (The)(a)	7,700	1,043,581
Cyberonics, Inc.*(a)	11,300	705,798
Globus Medical, Inc. (Class A Stock)*	58,000	1,387,360
Greatbatch, Inc.*	8,700	426,822
Hill-Rom Holdings, Inc.	132,695	5,508,170
Hologic, Inc.*	296,400	7,513,740
IDEXX Laboratories, Inc.*	7,900	1,055,203
Invacare Corp.	55,900	1,026,883
Masimo Corp.*(a)	92,200	2,175,920
Merit Medical Systems, Inc.*	26,900	406,190
Natus Medical, Inc.*	10,600	266,484
Nihon Kohden Corp. (Japan)	2,400	120,497
Smith & Nephew PLC (United Kingdom)	50,128	887,160
St. Jude Medical, Inc.	75,500	5,228,375
STERIS Corp.(a)	117,066	6,260,690
SurModics, Inc.*	22,400	479,808
Symmetry Medical, Inc.*	55,600	492,616
Teleflex, Inc.	8,800	929,280
Thoratec Corp.*	47,500	1,655,850
Vascular Solutions, Inc.*	17,200	381,668
West Pharmaceutical Services, Inc.	47,188	1,990,390

		94,117,492

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services — 1.4%
Aetna, Inc.	144,000	$11,675,520
Alfresa Holdings Corp. (Japan)	28,600	1,843,921
Almost Family, Inc.*	2,400	52,992
CIGNA Corp.	181,600	16,701,752
Express Scripts Holding Co.*	261,200	18,108,996
Fresenius SE & Co. KGaA (Germany)	15,237	2,272,379
Health Net, Inc.*	134,000	5,566,360
Henry Schein, Inc.*	6,400	759,488
LHC Group, Inc.*	7,900	168,823
Life Healthcare Group Holdings Ltd. (South Africa)	30,407	118,636
Mediclinic International Ltd. (South Africa)	16,898	129,819
Medipal Holdings Corp. (Japan)	324,600	4,602,119
MEDNAX, Inc.*	3,800	220,970
National Healthcare Corp.	6,200	348,998
Netcare Ltd. (South Africa)	274,201	739,828
Orpea (France)	11,613	814,424
Primary Health Care Ltd. (Australia)	724,098	3,096,597
Providence Service Corp. (The)*	14,400	526,896
Select Medical Holdings Corp.	107,496	1,676,938
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	346,400	720,475
Sonic Healthcare Ltd. (Australia)	25,794	421,944
Suzuken Co. Ltd. (Japan)	22,100	823,246
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	19,100	342,463
UnitedHealth Group, Inc.(a)	14,900	1,218,075
Universal Health Services, Inc. (Class B Stock)	87,900	8,417,304
VCA, Inc.*	152,000	5,333,680
WellCare Health Plans, Inc.*	59,900	4,472,134
WellPoint, Inc.	59,800	6,435,078

		97,609,855

Health Care Technology — 0.1%
Cerner Corp.*(a)	105,900	5,462,322
Computer Programs & Systems, Inc.	6,700	426,120
MedAssets, Inc.*	27,000	616,680
Omnicell, Inc.*	73,800	2,118,798
Quality Systems, Inc.	96,500	1,548,825

		10,172,745

Hotels, Restaurants & Leisure — 1.4%
Accor SA (France)	16,562	860,819
Bally Technologies, Inc.*(a)	25,600	1,682,432
Betfair Group PLC (United Kingdom)	5,506	96,491
BJ’s Restaurants, Inc.*	13,600	474,776
Brinker International, Inc.	93,300	4,539,045
Buffalo Wild Wings, Inc.*(a)	5,000	828,550
Compass Group PLC (United Kingdom)*	50,263	873,890
Cracker Barrel Old Country Store, Inc.	5,000	497,850
DineEquity, Inc.	22,900	1,820,321
Domino’s Pizza, Inc.	25,400	1,856,486
Enterprise Inns PLC (United Kingdom)*	40,540	87,640
Fiesta Restaurant Group, Inc.*	8,728	405,066
International Speedway Corp. (Class A Stock)	10,300	342,784
Interval Leisure Group, Inc.	4,300	94,342
Jack in the Box, Inc.	112,856	6,753,303
Jollibee Foods Corp. (Philippines)	92,630	373,542

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Marcus Corp. (The)	24,200	$441,650
Marriott Vacations Worldwide Corp.*	101,400	5,945,082
McDonald’s Corp.	197,600	19,906,224
Monarch Casino & Resort, Inc.*	16,000	242,240
Panera Bread Co. (Class A Stock)*	23,100	3,461,073
Ruth’s Hospitality Group, Inc.	84,600	1,044,810
Sands China Ltd. (Hong Kong)	260,000	1,962,399
Spirit Pub Co. PLC (United Kingdom)	74,857	94,801
Texas Roadhouse, Inc.	74,700	1,942,200
TUI AG (Germany)(a)	110,339	1,854,506
TUI Travel PLC (United Kingdom)	361,020	2,457,616
Wyndham Worldwide Corp.	235,900	17,862,348
Yum! Brands, Inc.	245,900	19,967,080

		98,769,366

Household Durables — 0.7%
Barratt Developments PLC (United Kingdom)	402,658	2,572,742
Cavco Industries, Inc.*	3,000	255,900
Coway Co. Ltd. (South Korea)	9,644	807,187
CSS Industries, Inc.	3,000	79,110
Helen of Troy Ltd.*	9,300	563,859
Iida Group Holdings Co. Ltd. (Japan)	7,700	117,029
Jarden Corp.*	54,409	3,229,174
JM AB (Sweden)	28,791	1,067,080
La-Z-Boy, Inc.	77,525	1,796,254
LG Electronics, Inc. (South Korea)	12,256	900,133
Libbey, Inc.*	9,900	263,736
NACCO Industries, Inc. (Class A Stock)	4,000	202,400
Nexity SA (France)	40,325	1,853,442
NVR, Inc.*	4,600	5,292,760
PanaHome Corp. (Japan)	12,000	93,724
Panasonic Corp. (Japan)	572,900	6,944,726
Persimmon PLC (United Kingdom)*	199,662	4,348,552
Sekisui Chemical Co. Ltd. (Japan)	58,000	672,429
Steinhoff International Holdings Ltd. (South Africa)	56,358	314,192
TomTom NV (Netherlands)*	129,010	1,009,273
Tupperware Brands Corp.	26,400	2,209,680
Universal Electronics, Inc.*	15,400	752,752
Whirlpool Corp.	80,100	11,151,522

		46,497,656

Household Products — 0.7%
Church & Dwight Co., Inc.(a)	9,400	657,530
Colgate-Palmolive Co.	39,300	2,679,474
Energizer Holdings, Inc.	21,700	2,648,051
Henkel AG & Co. KGaA (Germany)	30,734	3,090,786
Kimberly-Clark Corp.	105,600	11,744,832
Orchids Paper Products Co.	11,300	362,052
Procter & Gamble Co. (The)	285,600	22,445,304
Reckitt Benckiser Group PLC (United Kingdom)	38,770	3,380,539

		47,008,568

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	470,300	7,313,165
China Resources Power Holdings Co. Ltd. (China)	304,000	864,423

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power & Renewable Electricity Producers (continued)
Electric Power Development Co. Ltd. (Japan)	6,800	$220,665
Huaneng Power International, Inc. (China) (Class H Stock)*	728,000	823,334

		9,221,587

Industrial Conglomerates — 1.1%
3M Co.	4,600	658,904
Alfa SAB de CV (Mexico) (Class A Stock)	60,500	167,414
Alliance Global Group, Inc. (Philippines)	1,014,700	676,086
Bidvest Group Ltd. (South Africa)	10,285	273,339
Carlisle Cos., Inc.	48,647	4,213,803
CJ Corp. (South Korea)	202	27,954
DCC PLC (Ireland)	85,117	5,219,301
DMCI Holdings, Inc. (Philippines)	379,290	644,256
Doosan Corp. (South Korea)	1,401	173,029
General Electric Co.	2,137,100	56,162,988
Grupo Carso SAB de CV (Mexico) (Class A1 Stock)(a)	11,700	60,784
Hopewell Holdings Ltd. (Hong Kong)	131,000	456,402
Hutchison Whampoa Ltd. (Hong Kong)	459,000	6,277,543
Indus Holding AG (Germany)	10,712	530,941
NWS Holdings Ltd. (Hong Kong)	387,000	718,035
Roper Industries, Inc.	10,600	1,547,706
Shanghai Industrial Holdings Ltd. (China)	16,000	48,746
Siemens AG (Germany)	9,958	1,314,796

		79,172,027

Insurance — 2.4%
Aegon NV (Netherlands)	109,315	953,604
Aflac, Inc.	311,200	19,372,200
Ageas (Belgium)	13,251	528,466
Alleghany Corp.*	9,600	4,205,952
Allianz SE (Germany)	16,277	2,716,857
American Financial Group, Inc.	157,300	9,368,788
Argo Group International Holdings Ltd.	1,300	66,443
Arthur J Gallagher & Co.	7,000	326,200
Aspen Insurance Holdings Ltd.	94,900	4,310,358
Baloise Holding AG (Switzerland)	2,865	337,345
BB Seguridade Participacoes SA (Brazil)	45,200	660,356
Cathay Financial Holding Co. Ltd. (Taiwan)	686,000	1,071,503
Donegal Group, Inc. (Class A Stock)	7,700	117,810
EMC Insurance Group, Inc.	6,300	193,914
Enstar Group Ltd.*	1,100	165,803
Everest Re Group Ltd.	18,900	3,033,261
FBL Financial Group, Inc. (Class A Stock)	4,400	202,400
Fidelity & Guaranty Life	21,000	502,740
Genworth Financial, Inc. (Class A Stock)*	7,700	133,980
Hannover Rueck SE (Germany)	51,306	4,620,184
Harel Insurance Investments & Financial Services Ltd. (Israel)	91,324	540,594
HCC Insurance Holdings, Inc.	95,413	4,669,512
Helvetia Holding AG (Switzerland)	2,618	1,201,975
Horace Mann Educators Corp.	20,300	634,781
Insurance Australia Group Ltd. (Australia)	1,006,387	5,543,140
Kemper Corp.	52,052	1,918,637
Liberty Holdings Ltd. (South Africa)	44,942	549,491
Mercury General Corp.	2,500	117,600
MMI Holdings Ltd. (South Africa)	32,925	81,267

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Muenchener Rueckversicherungs AG (Germany)	24,968	$5,529,124
National Western Life Insurance Co. (Class A Stock)	1,000	249,410
Navigators Group, Inc. (The)*	15,300	1,025,865
Old Mutual PLC (United Kingdom)	436,068	1,473,669
PartnerRe Ltd.	136,200	14,874,402
Phoenix Holdings Ltd. (The) (Israel)	24,556	90,414
Platinum Underwriters Holdings Ltd.	12,200	791,170
Porto Seguro SA (Brazil)	27,900	398,517
Powszechny Zaklad Ubezpieczen SA (Poland)	6,339	926,181
Primerica, Inc.	7,700	368,445
Protective Life Corp.	20,400	1,414,332
Prudential PLC (United Kingdom)	153,733	3,522,228
Reinsurance Group of America, Inc.	22,539	1,778,327
Safety Insurance Group, Inc.	4,900	251,762
Sampo OYJ (Finland) (Class A Stock)	119,082	6,019,883
Sanlam Ltd. (South Africa)	175,948	1,021,572
Shin Kong Financial Holding Co. Ltd. (Taiwan)	94,272	29,085
Swiss Life Holding AG (Switzerland)*	17,385	4,120,971
Swiss Re AG (Switzerland)*	74,607	6,633,846
Symetra Financial Corp.	20,668	469,990
Third Point Reinsurance Ltd. (Bermuda)*	61,400	936,964
Tokio Marine Holdings, Inc. (Japan)	42,200	1,388,960
Travelers Cos., Inc. (The)	221,800	20,864,726
UnipolSai SpA (Italy)	1,486,130	4,774,057
UNIQA Insurance Group AG (Austria)	19,883	255,377
United Fire Group, Inc.	7,300	214,036
Unum Group	318,600	11,074,536
W.R. Berkley Corp.	89,200	4,130,852
Zurich Insurance Group AG (Switzerland)*	8,843	2,663,390

		165,437,252

Internet & Catalog Retail — 0.4%
Amazon.com, Inc.*(a)	7,100	2,305,938
B2W Cia Digital (Brazil)*	3,600	45,474
Expedia, Inc.	63,600	5,009,136
FTD Cos., Inc.*	21,900	696,201
Home Retail Group PLC (United Kingdom)	1,619,762	4,894,197
HSN, Inc.	78,440	4,646,786
Liberty Ventures (Class A Stock)*	88,900	6,560,820
Priceline Group, Inc. (The)*	1,900	2,285,700
TripAdvisor, Inc.*(a)	11,300	1,227,858

		27,672,110

Internet Software & Services — 1.8%
AOL, Inc.*	111,400	4,432,606
Constant Contact, Inc.*	8,000	256,880
Conversant, Inc.*(a)	38,410	975,614
CoStar Group, Inc.*	700	110,719
Digital River, Inc.*	16,200	249,966
eBay, Inc.*	123,200	6,167,392
Equinix, Inc.*(a)	2,200	462,198
Facebook, Inc. (Class A Stock)*	536,700	36,114,543
Google, Inc. (Class A Stock)*	60,500	35,372,535
Google, Inc. (Class C Stock)*	51,200	29,454,336
IntraLinks Holdings, Inc.*	33,498	297,797
Limelight Networks, Inc.*	17,223	52,702

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
LogMeIn, Inc.*	57,400	$2,675,988
NIC, Inc.	81,000	1,283,850
Opentable, Inc.*	3,900	404,040
Perficient, Inc.*	78,800	1,534,236
QuinStreet, Inc.*	38,100	209,931
Tencent Holdings Ltd. (China)	188,600	2,869,181
Travelzoo, Inc.*	39,800	770,130
VistaPrint NV*	6,100	246,806
Web.com Group, Inc.*	3,200	92,384
XO Group, Inc.*	38,607	471,778

		124,505,612

IT Services — 1.6%
Accenture PLC (Class A Stock)	76,700	6,200,428
Alten SA (France)	11,450	544,031
Altran Technologies SA (France)	32,726	349,550
Amadeus IT Holding SA (Spain) (Class A Stock)	102,727	4,234,746
Broadridge Financial Solutions, Inc.	224,492	9,347,847
Cardtronics, Inc.*	5,500	187,440
Cielo SA (Brazil)	37,700	777,205
Cognizant Technology Solutions Corp. (Class A Stock)*	325,600	15,925,096
CoreLogic, Inc.*	37,991	1,153,407
Datalink Corp.*	15,400	154,000
DST Systems, Inc.	195,800	18,046,886
ExlService Holdings, Inc.*	9,500	279,775
Fiserv, Inc.*	116,000	6,997,120
Fujitsu Ltd. (Japan)	808,000	6,054,221
Genpact Ltd.*	126,300	2,214,039
Higher One Holdings, Inc.*	22,900	87,249
iGATE Corp.*	183,300	6,659,370
Infosys Ltd. (India), ADR(a)	4,500	241,965
International Business Machines Corp.	90,400	16,386,808
Jack Henry & Associates, Inc.	12,600	748,818
MAXIMUS, Inc.	3,900	167,778
NeuStar, Inc. (Class A Stock)*(a)	79,145	2,059,353
Sapient Corp.*	14,300	232,375
Sopra Group SA (France)	10,925	1,196,926
Syntel, Inc.*	91,215	7,840,842
Total System Services, Inc.	52,000	1,633,320
Visa, Inc. (Class A Stock)(a)	14,100	2,971,011
Wipro Ltd. (India), ADR(a)	75,100	892,939

		113,584,545

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	4,000	93,783
Giant Manufacturing Co. Ltd. (Taiwan)	27,000	210,304
JAKKS Pacific, Inc.*	7,100	54,954
Nautilus, Inc.*(a)	46,400	514,576
Polaris Industries, Inc.	42,100	5,483,104
Shimano, Inc. (Japan)	4,800	532,637

		6,889,358

Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.*	92,100	4,929,192
Covance, Inc.*	6,300	539,154
Mettler-Toledo International, Inc.*	36,479	9,235,753
PAREXEL International Corp.*	48,800	2,578,592

COMMON STOCKS (continued)	Shares	Value (Note 2)
Life Sciences Tools & Services (continued)
Quintiles Transnational Holdings, Inc.*	19,800	$1,055,142
Siegfried Holding AG (Switzerland)*	519	94,811
Techne Corp.	32,400	2,999,268

		21,431,912

Machinery — 2.0%
Aalberts Industries NV (Netherlands)	5,709	186,461
Actuant Corp. (Class A Stock)	6,000	207,420
Aida Engineering Ltd. (Japan)	38,900	394,058
Alamo Group, Inc.	11,400	616,626
Alfa Laval AB (Sweden)	34,847	897,312
Atlas Copco AB (Sweden) (Class B Stock)	23,364	623,478
Blount International, Inc.*	83,900	1,183,829
Bucher Industries AG (Switzerland)	7,853	2,694,701
Caterpillar, Inc.	80,400	8,737,068
China International Marine Containers Group Co. Ltd. (China) (Class H Stock)	8,800	16,969
Dover Corp.	19,000	1,728,050
Duerr AG (Germany)	52,200	4,621,579
Ebara Corp. (Japan)	26,000	164,393
FANUC Corp. (Japan)	10,100	1,744,148
Federal Signal Corp.	40,600	594,790
Global Brass & Copper Holdings, Inc.	6,900	116,610
Graco, Inc.	30,200	2,358,016
Greenbrier Cos., Inc. (The)*(a)	3,800	218,880
Harsco Corp.	217,500	5,792,025
Hyster-Yale Materials Handling, Inc.	24,587	2,176,933
IDEX Corp.	104,800	8,461,552
Illinois Tool Works, Inc.	235,200	20,594,112
Industria Macchine Automatiche SpA (Italy)	25,818	1,219,879
Kadant, Inc.	10,800	415,260
Komatsu Ltd. (Japan)	56,000	1,299,944
KUKA AG (Germany)	1,734	104,857
LB Foster Co. (Class A Stock)	4,200	227,304
Lincoln Electric Holdings, Inc.	75,575	5,281,181
Meritor, Inc.*	145,600	1,898,624
Mueller Industries, Inc.	72,000	2,117,520
NSK Ltd. (Japan)	366,000	4,762,882
OC Oerlikon Corp. AG (Switzerland)*	51,712	748,521
Oshkosh Corp.	296,200	16,447,986
Parker Hannifin Corp.	88,300	11,101,959
SPX Corp.	72,100	7,801,941
Standex International Corp.	14,300	1,065,064
Tadano Ltd. (Japan)	218,000	3,628,230
Timken Co. (The)	94,955	6,441,747
Toro Co. (The)	11,400	725,040
Trelleborg AB (Sweden) (Class B Stock)	14,763	313,967
Trinity Industries, Inc.(a)	137,800	6,024,616
United Tractors Tbk PT (Indonesia)	54,600	106,542
WEG SA (Brazil)	31,070	391,908
Yangzijiang Shipbuilding Holdings Ltd. (China)	112,000	97,030

		136,351,012

Marine — 0.2%
A.P. Moeller-Maersk A/S (Denmark) (Class A Stock)	174	409,521
A.P. Moeller-Maersk A/S (Denmark) (Class B Stock)	2,365	5,880,063
Kawasaki Kisen Kaisha Ltd. (Japan)	248,000	519,393

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Marine (continued)
Kirby Corp.*	31,200	$3,654,768
MISC Bhd (Malaysia)	380,700	770,679
Nippon Yusen KK (Japan)	100,000	288,458

		11,522,882

Media — 1.8%
Astro Malaysia Holdings Bhd (Malaysia)	21,200	23,162
Cinemark Holdings, Inc.	223,000	7,885,280
Comcast Corp. (Class A Stock)(a)	356,300	19,126,184
CTS Eventim AG (Germany)	2,876	82,031
Cumulus Media, Inc. (Class A Stock)*	22,700	149,593
Dentsu, Inc. (Japan)	13,400	545,713
DIRECTV*	212,600	18,073,126
Harte-Hanks, Inc.	62,689	450,734
ITV PLC (United Kingdom)	1,830,269	5,577,628
JCDecaux SA (France)	7,801	291,357
Journal Communications, Inc. (Class A Stock)*	23,900	211,993
Live Nation Entertainment, Inc.*	7,500	185,175
Meredith Corp.	29,900	1,445,964
Morningstar, Inc.	26,600	1,910,146
Naspers Ltd. (South Africa) (Class N Stock)	12,582	1,481,442
News Corp. (Class A Stock)*(a)	105,800	1,898,052
REA Group Ltd. (Australia)	76,416	3,078,817
RTL Group SA (Germany)	2,332	258,842
Starz (Class A Stock)*	32,100	956,259
Surya Citra Media Tbk PT (Indonesia)	857,100	259,232
Technicolor SA (France)*	80,238	649,343
Time Warner, Inc.	266,900	18,749,725
Time, Inc.*	24,287	588,231
Trinity Mirror PLC (United Kingdom)*	175,725	457,116
Twenty-First Century Fox, Inc. (Class A Stock)	229,600	8,070,440
Walt Disney Co. (The)	336,300	28,834,362
Wiley, (John) & Sons, Inc. (Class A Stock)	20,200	1,223,918

		122,463,865

Metals & Mining — 1.3%
African Rainbow Minerals Ltd. (South Africa)	3,495	61,556
Alcoa, Inc.	1,047,000	15,589,830
Assore Ltd. (South Africa)	795	26,657
BHP Billiton Ltd. (Australia)	194,495	6,633,197
BHP Billiton PLC (United Kingdom)	269,537	8,762,335
Centamin PLC (Egypt)*	3,343,843	3,633,866
Century Aluminum Co.*	69,600	1,091,328
Commercial Metals Co.	46,600	806,646
Compass Minerals International, Inc.	105,600	10,110,144
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	456,366	817,315
Ferrexpo PLC (United Kingdom)	651,590	1,458,070
Fosun International Ltd. (China)	55,500	73,722
Globe Specialty Metals, Inc.	166,200	3,453,636
Highland Gold Mining Ltd. (United Kingdom)	238,903	288,549
Hyundai Hysco Co. Ltd. (South Korea)	5,046	337,072
Hyundai Steel Co. (South Korea)	4,335	318,681
JFE Holdings, Inc. (Japan)	28,400	587,431
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	19,000	30,083
KGHM Polska Miedz SA (Poland)*	4,580	187,771
Kobe Steel Ltd. (Japan)	142,000	213,562

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Kumba Iron Ore Ltd. (South Africa)	1,096	$35,066
Mitsubishi Materials Corp. (Japan)	66,000	231,543
MMC Norilsk Nickel OJSC (Russia), ADR	43,122	854,247
Mount Gibson Iron Ltd. (Australia)	675,751	441,151
Nippon Steel & Sumitomo Metal Corp. (Japan)	460,000	1,473,615
Olympic Steel, Inc.	5,100	126,225
POSCO (South Korea)	4,447	1,328,877
Reliance Steel & Aluminum Co.	82,738	6,098,618
Rio Tinto PLC (United Kingdom)	61,995	3,347,357
Sesa Sterlite Ltd. (India), ADR	8,700	168,432
Southern Copper Corp.	146,300	4,443,131
Steel Dynamics, Inc.	107,400	1,927,830
Sumitomo Metal Mining Co. Ltd. (Japan)	364,000	5,941,194
Tata Steel Ltd. (India), GDR, RegS	57,704	503,756
Vale SA (Brazil)	84,500	1,118,253
Voestalpine AG (Austria)	54,549	2,600,521
Worthington Industries, Inc.	116,500	5,014,160
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	206,000	46,966

		90,182,393

Multiline Retail — 0.4%
Big Lots, Inc.*	62,800	2,869,960
Lotte Shopping Co. Ltd. (South Korea)	1,351	411,881
Macy’s, Inc.	311,800	18,090,636
Next PLC (United Kingdom)	57,945	6,414,658
Takashimaya Co. Ltd. (Japan)	34,000	330,226

		28,117,361

Multi-Utilities — 0.8%
Alliant Energy Corp.	59,764	3,637,237
Avista Corp.(a)	53,941	1,808,102
Centrica PLC (United Kingdom)	293,861	1,570,275
Dominion Resources, Inc.	67,900	4,856,208
DTE Energy Co.	16,200	1,261,494
GDF Suez (France)	266,387	7,339,378
Iren SpA (Italy)	145,732	224,880
MDU Resources Group, Inc.	278,900	9,789,390
National Grid PLC (United Kingdom)	554,864	7,988,231
Public Service Enterprise Group, Inc.	215,300	8,782,087
SCANA Corp.	114,863	6,180,778
Vectren Corp.	65,100	2,766,750

		56,204,810

Oil, Gas & Consumable Fuels — 5.6%
Adams Resources & Energy, Inc.	4,000	312,520
Adaro Energy Tbk PT (Indonesia)	6,546,000	650,037
Anadarko Petroleum Corp.	106,300	11,636,661
Apache Corp.	55,400	5,574,348
BP PLC (United Kingdom)	1,706,329	15,025,726
Callon Petroleum Co.*	47,300	551,045
Chevron Corp.	338,600	44,204,230
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,547,300	1,471,084
Cimarex Energy Co.	54,100	7,761,186
Clayton Williams Energy, Inc.*	3,000	412,110
CNOOC Ltd. (China)	247,000	444,023
ConocoPhillips*	309,000	26,490,570
Delek Group Ltd. (Israel)	3,215	1,329,884

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Delek US Holdings, Inc.	76,700	$2,165,241
Empresas COPEC SA (Chile)	14,699	191,377
Eni SpA (Italy)	259,854	7,106,924
EOG Resources, Inc.(a)	212,200	24,797,692
EQT Corp.	65,000	6,948,500
Evolution Petroleum Corp.	21,600	236,520
Exxon Mobil Corp.	692,900	69,761,172
Gazprom OAO (Russia), ADR*	271,129	2,362,889
Grupa Lotos SA (Poland)*	2,112	25,740
Hess Corp.	63,200	6,249,848
Hollyfrontier Corp.(a)	159,100	6,951,079
IRPC PCL (Thailand)	318,500	33,170
JX Holdings, Inc. (Japan)	128,000	684,957
Kinder Morgan, Inc.	348,100	12,622,106
Lukoil OAO (Russia), ADR	27,866	1,663,879
Marathon Oil Corp.	302,925	12,092,766
Marathon Petroleum Corp.	96,400	7,525,948
Matador Resources Co.*	7,100	207,888
Neste Oil Oyj (Finland)(a)	137,685	2,686,583
Occidental Petroleum Corp.	91,500	9,390,645
OMV AG (Austria)	72,603	3,279,840
Panhandle Oil and Gas, Inc. (Class A Stock)	4,900	274,547
PetroChina Co. Ltd. (China) (Class H Stock)	124,000	155,989
Petroleo Brasileiro SA (Brazil)	249,600	1,830,061
Phillips 66	268,800	21,619,584
PTT Exploration & Production PCL (Thailand)	60,000	309,659
Reliance Industries Ltd. (India), GDR, 144A	39,262	1,321,166
REX American Resources Corp.*	28,300	2,074,673
Rosneft OAO (Russia), GDR, RegS*	40,988	299,827
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	319,447	13,200,357
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	150,922	6,559,053
RSP Permian, Inc.*	12,100	392,524
Sasol Ltd. (South Africa)	29,841	1,772,672
Showa Shell Sekiyu KK (Japan)	11,300	128,447
SM Energy Co.	88,300	7,426,030
Soco International PLC (United Kingdom)*	16,306	114,951
Statoil ASA (Norway)	38,257	1,175,976
Surgutneftegas OAO (Russia), ADR*	45,863	354,521
Targa Resources Corp.	34,700	4,843,079
Total SA (France)	197,709	14,304,188
Vaalco Energy, Inc.*(a)	118,200	854,586
Valero Energy Corp.	286,600	14,358,660
Warren Resources, Inc.*	33,100	205,220
Western Refining, Inc.	11,500	431,825
Woodside Petroleum Ltd. (Australia)	38,614	1,497,121
World Fuel Services Corp.	55,600	2,737,188
WPX Energy, Inc.*	16,100	384,951

		391,475,043

Paper & Forest Products — 0.2%
Domtar Corp.(a)	68,800	2,948,080
KapStone Paper and Packaging Corp.*(a)	62,500	2,070,625
Mondi PLC (United Kingdom)	132,537	2,406,184
Neenah Paper, Inc.	15,700	834,455
Nippon Paper Industries Co. Ltd. (Japan) (Class L Stock)	53,500	1,006,176

COMMON STOCKS (continued)	Shares	Value (Note 2)
Paper & Forest Products (continued)
P.H. Glatfelter Co.	29,300	$777,329
Portucel SA (Portugal)	65,063	304,618
UPM-Kymmene OYJ (Finland)	13,752	234,906

		10,582,373

Personal Products — 0.1%
AMOREPACIFIC Group (South Korea)	918	677,749
Avon Products, Inc.	245,600	3,588,216
Medifast, Inc.*	13,754	418,259
USANA Health Sciences, Inc.*(a)	7,200	562,608

		5,246,832

Pharmaceuticals — 4.2%
AbbVie, Inc.	415,900	23,473,396
Actavis PLC*(a)	88,600	19,762,230
Akorn, Inc.*	84,200	2,799,650
Allergan, Inc.	112,300	19,003,406
AstraZeneca PLC (United Kingdom)	75,796	5,639,016
Bayer AG (Germany)	12,792	1,804,609
Boiron SA (France)	5,289	459,954
Bristol-Myers Squibb Co.	395,800	19,200,258
Daiichi Sankyo Co. Ltd. (Japan)	126,500	2,364,507
Depomed, Inc.*	36,500	507,350
Dr Reddy’s Laboratories Ltd. (India), ADR	20,300	875,945
Eli Lilly & Co.	136,300	8,473,771
Endo International PLC*	52,900	3,704,058
GlaxoSmithKline PLC (United Kingdom)	284,704	7,580,261
Hikma Pharmaceuticals PLC (United Kingdom)	8,376	240,405
Jazz Pharmaceuticals PLC*	4,300	632,143
Johnson & Johnson	467,200	48,878,464
Kissei Pharmaceutical Co. Ltd. (Japan)	13,900	332,907
Kyowa Hakko Kirin Co. Ltd. (Japan)	13,000	176,130
Lannett Co., Inc.*(a)	109,500	5,433,390
Merck & Co., Inc.	237,900	13,762,515
Merck KGaA (Germany)	9,862	855,200
Nektar Therapeutics*	29,800	382,036
Novartis AG (Switzerland)	150,234	13,604,949
Novo Nordisk A/S (Denmark) (Class B Stock)	12,939	597,173
Orion OYJ (Finland) (Class B Stock)	6,041	225,165
Otsuka Holdings Co. Ltd. (Japan)	182,900	5,671,753
Pfizer, Inc.	1,558,200	46,247,376
Prestige Brands Holdings, Inc.*	14,000	474,460
Questcor Pharmaceuticals, Inc.	10,700	989,643
Recordati SpA (Italy)	96,270	1,617,895
Richter Gedeon Nyrt (Hungary)	6,099	116,981
Roche Holding AG (Switzerland)	49,800	14,838,253
Salix Pharmaceuticals Ltd.*(a)	8,700	1,073,145
Sanofi (France)	70,741	7,519,031
Shionogi & Co. Ltd. (Japan)	150,400	3,141,346
Shire PLC (Ireland)	35,124	2,755,220
Stada Arzneimittel AG (Germany)	3,674	174,518
Teva Pharmaceutical Industries Ltd. (Israel)	144,618	7,597,215
Yuhan Corp. (South Korea)	253	45,235

		293,030,959

Professional Services — 0.3%
Adecco SA (Switzerland)*	8,673	713,735
Amadeus Fire AG (Germany)	3,813	291,474

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Professional Services (continued)
Bertrandt AG (Germany)	987	$156,848
Capita PLC (United Kingdom)	291,695	5,714,648
Exponent, Inc.	8,500	629,935
Hays PLC (United Kingdom)	390,319	975,605
Huron Consulting Group, Inc.*	18,600	1,317,252
ICF International, Inc.*	6,900	243,984
ManpowerGroup, Inc.	83,191	7,058,756
Navigant Consulting, Inc.*	78,446	1,368,883
Resources Connection, Inc.	23,500	308,085
TrueBlue, Inc.*	37,200	1,025,604
VSE Corp.	5,300	372,696

		20,177,505

Real Estate Investment Trusts (REITs) — 2.3%
AG Mortgage Investment Trust, Inc.	155,900	2,951,187
Agree Realty Corp.	7,600	229,748
Alexander’s, Inc.	400	147,788
Alexandria Real Estate Equities, Inc.	3,698	287,113
Altisource Residential Corp.	1,400	36,442
American Assets Trust, Inc.	26,133	902,895
American Campus Communities, Inc.	192,900	7,376,496
American Capital Mortgage Investment Corp.	74,987	1,501,240
American Tower Corp.	211,600	19,039,768
Apollo Residential Mortgage, Inc.	208,272	3,482,308
Ares Commercial Real Estate Corp.	20,800	258,128
Armada Hoffler Properties, Inc.	9,500	91,960
Ashford Hospitality Prime, Inc.	11,520	197,683
Ashford Hospitality Trust, Inc.	24,600	283,884
BioMed Realty Trust, Inc..	181,000	3,951,230
British Land Co. PLC (United Kingdom)	17,368	208,686
Camden Property Trust	114,600	8,153,790
CapitaCommercial Trust (Singapore)	1,120,000	1,529,719
Cedar Realty Trust, Inc.	72,545	453,406
Chambers Street Properties(a)	726,300	5,839,452
Champion REIT (Hong Kong)	2,187,000	1,015,966
Chatham Lodging Trust	10,744	235,294
Chesapeake Lodging Trust	7,900	238,817
Corrections Corp. of America	17,600	578,160
CyrusOne, Inc.	37,407	931,434
Dexus Property Group (Australia)	3,167,305	3,314,975
DiamondRock Hospitality Co.	28,300	362,806
Duke Realty Corp.	285,400	5,182,864
Dynex Capital, Inc.	48,408	428,411
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	614,014	772,746
Extra Space Storage, Inc.	84,000	4,473,000
Federation Centres Ltd. (Australia)	2,092,988	4,911,831
Fibra Uno Administracion SA de CV (Mexico)	50,800	178,124
First Industrial Realty Trust, Inc.(a)	20,200	380,568
Franklin Street Properties Corp.	397,654	5,002,487
Frasers Centrepoint Trust (Singapore)	124,000	188,537
Frasers Commercial Trust (Singapore)	103,000	112,027
General Growth Properties, Inc.	25,700	605,492
Geo Group, Inc. (The)	43,497	1,554,148
GPT Group (The) (Australia)	748,224	2,709,752
Growthpoint Properties Ltd. (South Africa)	88,993	206,737
Hammerson PLC (United Kingdom)	345,203	3,425,355
Home Properties, Inc.	14,600	933,816

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Hospitality Properties Trust	387,046	$11,766,198
Invesco Mortgage Capital, Inc.	133,727	2,321,501
Investors Real Estate Trust	44,400	408,924
Kite Realty Group Trust	102,100	626,894
Land Securities Group PLC (United Kingdom)	47,954	849,716
Lexington Realty Trust(a)	143,600	1,581,036
Liberty Property Trust	43,801	1,661,372
Link REIT (The) (Hong Kong)	1,083,500	5,833,317
Mapletree Commercial Trust (Singapore)	1,284,000	1,411,877
Mapletree Greater China Commercial Trust (Singapore)	727,000	504,447
Mapletree Industrial Trust (Singapore)	350,000	401,665
Monmouth Real Estate Investment Corp. (Class A Stock)	15,800	158,632
One Liberty Properties, Inc.	4,000	85,360
Potlatch Corp.	105,800	4,380,120
ProLogis, Inc.	140,300	5,764,927
Prosperity REIT (Hong Kong)	412,000	128,666
PS Business Parks, Inc.	4,700	392,403
Rayonier, Inc.	99,000	3,519,450
Redefine Properties Ltd. (South Africa)	844,353	761,592
Regal Real Estate Investment Trust (Hong Kong)	556,000	149,933
Resource Capital Corp.	392,440	2,209,437
RLJ Lodging Trust	132,370	3,824,169
Select Income REIT	7,400	219,336
Senior Housing Properties Trust	180,700	4,389,203
SL Green Realty Corp.	4,200	459,522
Starhill Global REIT (Singapore)	159,000	105,292
Strategic Hotels & Resorts, Inc.*	308,300	3,610,193
Sunlight Real Estate Investment Trust (Hong Kong)	805,000	339,751
Sunstone Hotel Investors, Inc.	294,400	4,395,392
Taubman Centers, Inc.	56,500	4,283,265
UDR, Inc.	60,900	1,743,567

		162,953,427

Real Estate Management & Development — 0.7%
Argosy Property Ltd. (New Zealand)	578,508	493,850
Barwa Real Estate Co. (Qatar)	3,332	32,510
Castellum AB (Sweden)	37,200	659,374
CBRE Group, Inc. (Class A Stock)*	372,787	11,944,095
Cheung Kong Holdings Ltd. (Hong Kong)	353,000	6,262,804
Daiwa House Industry Co. Ltd. (Japan)	35,000	725,572
Deutsche Euroshop AG (Germany)	9,562	472,693
Deutsche Wohnen AG (Germany)	17,243	371,425
Emaar Properties PJSC (United Arab Emirates)	62,286	142,717
Evergrande Real Estate Group Ltd. (China)	185,000	71,856
Franshion Properties China Ltd. (China)	118,000	31,050
Gazit-Globe Ltd. (Israel)	13,619	182,332
Great Eagle Holdings Ltd. (Hong Kong)	44,000	160,997
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	65,600	81,012
Henderson Land Development Co. Ltd. (Hong Kong)	69,300	405,584
Hysan Development Co. Ltd. (Hong Kong)	613,000	2,871,069
Jones Lang LaSalle, Inc.	157,989	19,968,230

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Kowloon Development Co. Ltd. (Hong Kong)	188,000	$220,996
LEG Immobilien AG (Germany)*	2,943	197,985
Mobimo Holding AG (Switzerland)*	2,340	495,959
Poly Property Group Co. Ltd. (China)	29,000	12,091
PSP Swiss Property AG (Switzerland)*	18,414	1,731,710
Savills PLC (United Kingdom)	8,744	94,126
Shimao Property Holdings Ltd. (Hong Kong)*	372,500	684,346
Shui On Land Ltd. (China)	780,000	190,172
Sino Land Co. Ltd. (Hong Kong)	174,000	286,425
Sino-Ocean Land Holdings Ltd. (China)	651,000	330,093
SOHO China Ltd. (China)	59,500	46,895
ST Modwen Properties PLC (United Kingdom)	16,350	100,341
Wallenstam AB (Sweden) (Class B Stock)	17,006	283,125
Wheelock & Co. Ltd. (Hong Kong)	59,000	246,302
Wihlborgs Fastigheter AB (Sweden)	6,288	120,359
Yuexiu Property Co. Ltd. (China)	164,000	31,310

		49,949,405

Road & Rail — 0.8%
AMERCO	6,600	1,919,016
BTS Group Holdings PCL (Thailand)	79,600	21,215
ComfortDelGro Corp. Ltd. (Singapore)	109,000	218,584
CSX Corp.(a)	328,100	10,108,761
Landstar System, Inc.	1,900	121,600
Nippon Konpo Unyu Soko Co. Ltd. (Japan)	17,500	303,193
Norfolk Southern Corp.	88,700	9,138,761
Old Dominion Freight Line, Inc.*	108,100	6,883,808
Union Pacific Corp.	285,600	28,488,600

		57,203,538

Semiconductors & Semiconductor Equipment — 2.0%
Advanced Semiconductor Engineering, Inc. (Taiwan)	200,000	259,161
ASM International NV (Netherlands)	85,915	3,560,931
Avago Technologies Ltd. (Singapore)	34,600	2,493,622
Cabot Microelectronics Corp.*	22,900	1,022,485
Diodes, Inc.*	16,100	466,256
Entegris, Inc.*	18,200	250,159
Infineon Technologies AG (Germany)	442,382	5,522,321
Inotera Memories, Inc. (Taiwan)*	459,000	834,560
Inphi Corp.*	8,700	127,716
Integrated Device Technology, Inc.*	606,700	9,379,582
Intel Corp.(a)	1,361,900	42,082,710
Intersil Corp. (Class A Stock)	281,200	4,203,940
Lattice Semiconductor Corp.*	82,700	682,275
MediaTek, Inc. (Taiwan)	46,000	778,103
Melexis NV (Belgium)	3,295	146,091
Mimasu Semiconductor Industry Co. Ltd. (Japan)	23,400	216,840
MKS Instruments, Inc.	37,100	1,159,004
Monolithic Power Systems, Inc.	4,600	194,810
Pericom Semiconductor Corp.*	21,400	193,456
PMC-Sierra, Inc.*	64,038	487,329
Power Integrations, Inc.	29,200	1,680,168
RF Micro Devices, Inc.*(a)	954,000	9,148,860
Rohm Co. Ltd. (Japan)	53,300	3,057,017

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Samsung Electronics Co. Ltd. (South Korea)	3,604	$4,706,642
Semtech Corp.*	189,000	4,942,350
Silicon Image, Inc.*	221,900	1,118,376
Siliconware Precision Industries Co. (Taiwan)	95,000	156,394
SK Hynix, Inc. (South Korea)*	23,795	1,142,585
Skyworks Solutions, Inc.	377,600	17,732,096
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	903,000	3,821,086
Texas Instruments, Inc.	383,800	18,341,802
Ultra Clean Holdings, Inc.*	41,400	374,670
Vanguard International Semiconductor Corp. (Taiwan)	453,000	727,935

		141,011,332

Software — 2.4%
ANSYS, Inc.*	116,400	8,825,448
Aspen Technology, Inc.*	24,200	1,122,880
AVG Technologies NV*	91,200	1,835,856
CA, Inc.	236,189	6,788,072
Fair Isaac Corp.(a)	36,654	2,337,059
Informatica Corp.*	101,600	3,622,040
Manhattan Associates, Inc.*	174,100	5,994,263
Microsoft Corp.	1,232,300	51,386,910
NetScout Systems, Inc.*	26,243	1,163,615
Oracle Corp.	957,900	38,823,687
Pegasystems, Inc.	91,000	1,921,920
Progress Software Corp.*	76,900	1,848,676
PTC, Inc.*	187,100	7,259,480
Rovi Corp.*	49,000	1,174,040
SolarWinds, Inc.*	19,800	765,468
Solera Holdings, Inc.	89,363	6,000,725
SS&C Technologies Holdings, Inc.*(a)	56,500	2,498,430
Symantec Corp.	572,500	13,110,250
Synopsys, Inc.*	158,045	6,135,307
TIBCO Software, Inc.*	107,300	2,164,241
Tyler Technologies, Inc.*	1,500	136,815
Verint Systems, Inc.*	17,500	858,375

		165,773,557

Specialty Retail — 1.5%
Aaron’s, Inc.	101,800	3,628,152
Aoyama Trading Co. Ltd. (Japan)	129,100	3,535,439
Ascena Retail Group, Inc.*	52,600	899,460
Bed Bath & Beyond, Inc.*(a)	180,800	10,374,304
Best Buy Co., Inc.	729,600	22,624,896
Big 5 Sporting Goods Corp.	21,400	262,578
Bilia AB (Sweden) (Class A Stock)	10,221	309,429
Cato Corp. (The) (Class A Stock)	9,200	284,280
Chico’s FAS, Inc.	156,370	2,652,035
Citi Trends, Inc.*	22,800	489,288
Destination Maternity Corp.	34,231	779,440
Dick’s Sporting Goods, Inc.	37,000	1,722,720
Dixons Retail PLC (United Kingdom)*	999,646	851,223
Express, Inc.*	202,195	3,443,381
Folli Follie SA (Greece)*	1,093	43,508
Foot Locker, Inc.	252,434	12,803,452
Gap, Inc. (The)	165,239	6,868,985

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
GOME Electrical Appliances Holding Ltd. (China)	4,402,000	$720,789
Groupe Fnac (France)*	14,832	772,775
Halfords Group PLC (United Kingdom)	115,411	933,599
Haverty Furniture Cos., Inc.	50,800	1,276,604
Home Depot, Inc. (The)	125,000	10,120,000
Howden Joinery Group PLC (United Kingdom)	37,872	200,686
Kirkland’s, Inc.*	12,100	224,455
Lookers PLC (United Kingdom)	486,814	1,112,227
Murphy USA, Inc.*	19,200	938,688
New York & Co., Inc.*	30,900	114,021
Pier 1 Imports, Inc.	18,800	289,708
Rent-A-Center, Inc.(a)	12,200	349,896
Ross Stores, Inc.	117,800	7,790,114
Select Comfort Corp.*	12,400	256,184
Tilly’s, Inc. (Class A Stock)*	12,710	102,188
TJX Cos., Inc. (The)	85,800	4,560,270
WH Smith PLC (United Kingdom)	18,209	333,202
Zumiez, Inc.*	31,400	866,326

		102,534,302

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	1,045,800	97,186,194
Asustek Computer, Inc. (Taiwan)	22,000	245,871
Brother Industries Ltd. (Japan)	109,600	1,900,195
Canon, Inc. (Japan)	68,200	2,228,912
Catcher Technology Co. Ltd. (Taiwan)	86,000	802,579
Electronics For Imaging, Inc.*	26,223	1,185,280
Hewlett-Packard Co.	865,000	29,133,200
Immersion Corp.*	11,000	139,920
Lexmark International, Inc. (Class A Stock)(a)	76,800	3,698,688
Pegatron Corp. (Taiwan)	410,000	783,609
QLogic Corp.*	36,500	368,285
Ricoh Co. Ltd. (Japan)	39,900	475,554
Seiko Epson Corp. (Japan)	198,800	8,457,786
Western Digital Corp.	60,400	5,574,920

		152,180,993

Textiles, Apparel & Luxury Goods — 0.6%
Anta Sports Products Ltd. (China)	31,000	49,262
Carter’s, Inc.	63,600	4,383,948
Culp, Inc.	9,700	168,877
Deckers Outdoor Corp.*(a)	30,700	2,650,331
Hanesbrands, Inc.	8,700	856,428
Michael Kors Holdings Ltd.*	203,700	18,058,005
Pandora A/S (Denmark)	77,525	5,949,559
Steven Madden Ltd.*	155,100	5,319,930
Swatch Group AG (The) (Switzerland)	2,989	331,602
VF Corp.	91,700	5,777,100

		43,545,042

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	11,095	510,416
Brookline Bancorp, Inc.	39,500	370,115
Capitol Federal Financial, Inc.	75,000	912,000
Charter Financial Corp.	19,422	215,584
Federal Agricultural Mortgage Corp. (Class C Stock)	5,900	183,372

COMMON STOCKS (continued)	Shares	Value (Note 2)
Thrifts & Mortgage Finance (continued)
First Defiance Financial Corp.	4,600	$132,020
Home Loan Servicing Solutions Ltd.	78,400	1,782,032
Northfield Bancorp, Inc.	12,453	163,259
OceanFirst Financial Corp.	9,900	163,944
Paragon Group of Cos. PLC (The) (United Kingdom)	366,611	2,206,867
Provident Financial Services, Inc.	16,600	287,512
Radian Group, Inc.(a)	45,900	679,779
Territorial Bancorp, Inc.	3,000	62,640
Walker & Dunlop, Inc.*	10,500	148,155
Washington Federal, Inc.	97,149	2,179,052

		9,996,747

Tobacco — 0.7%
Altria Group, Inc.(a)	208,500	8,744,490
British American Tobacco Malaysia Bhd (Malaysia)	4,700	95,941
British American Tobacco PLC (United Kingdom)	112,155	6,673,443
ITC Ltd. (India), GDR, RegS*	8,124	43,935
Japan Tobacco, Inc. (Japan)	184,900	6,741,845
KT&G Corp. (South Korea)	11,421	1,010,258
Lorillard, Inc.	36,100	2,201,017
Philip Morris International, Inc.	254,000	21,414,740

		46,925,669

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	13,900	705,147
Ashtead Group PLC (United Kingdom)	170,876	2,556,278
Bunzl PLC (United Kingdom)	19,192	532,796
DXP Enterprises, Inc.*	10,400	785,616
ITOCHU Corp. (Japan)	86,600	1,111,752
Marubeni Corp. (Japan)	100,000	731,898
Mitsubishi Corp. (Japan)	305,500	6,358,807
Mitsui & Co. Ltd. (Japan)	171,400	2,747,822
Samsung C&T Corp. (South Korea)	4,059	299,404
Sojitz Corp. (Japan)	2,816,400	4,980,611
Sumitomo Corp. (Japan)	187,600	2,531,316
Travis Perkins PLC (United Kingdom)	3,203	89,701
United Rentals, Inc.*(a)	134,600	14,096,658
W.W. Grainger, Inc.(a)	7,295	1,854,900
Watsco, Inc.(a)	26,400	2,712,864

		42,095,570

Transportation Infrastructure
Airports of Thailand PCL (Thailand)	123,500	755,346
ASTM SpA (Italy)	29,944	473,704
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)*	114,600	776,102
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	2,000	25,413
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	48,000	48,617

		2,079,182

Water Utilities
American States Water Co.	39,800	1,322,554
Connecticut Water Service, Inc.	6,515	220,663
Middlesex Water Co.	10,800	228,744

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Water Utilities (continued)
Severn Trent PLC (United Kingdom)	14,404	$476,161

		2,248,122

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) (Class L Stock)	1,110,300	1,153,647
China Mobile Ltd. (China)	98,000	951,849
DiGi.Com Bhd (Malaysia)	487,900	870,608
ENTEL Chile SA (Chile)	3,825	47,102
KDDI Corp. (Japan)	117,900	7,193,501
MegaFon OAO (Russia), GDR, RegS*	3,002	94,563
Millicom International Cellular SA (Luxembourg), SDR	3,963	362,766
Mobile Telesystems OJSC (Russia), ADR	16,700	329,658
MTN Group Ltd. (South Africa)	30,433	641,035
Shenandoah Telecommunications Co.	7,500	228,450
Sistema JSFC (Russia), GDR, RegS*	28,744	885,315
SK Telecom Co. Ltd. (South Korea)	3,339	780,506
Telephone & Data Systems, Inc.	22,297	582,175
Tim Participacoes SA (Brazil)	147,800	859,575
USA Mobility, Inc.	39,033	601,108
Vodafone Group PLC (United Kingdom)	1,582,805	5,290,150
Vodafone Qatar (Qatar)	4,814	20,760

		20,892,768

TOTAL COMMON STOCKS (cost $4,457,173,075)		5,078,705,717

EXCHANGE TRADED FUNDS — 0.2%
iShares MSCI EAFE ETF(a)	20,000	1,367,400
iShares MSCI EAFE Small-Cap Index Fund(a)	176,900	9,361,548
iShares MSCI Emerging Markets Index Fund	70,000	3,026,100

TOTAL EXCHANGE TRADED FUNDS (cost $12,949,111)		13,755,048

PREFERRED STOCKS — 0.1%
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	3,240	310,205
Hyundai Motor Co. (South Korea) (2nd PRFC)	600	94,903
Hyundai Motor Co. (South Korea) (PRFC)	600	89,851

		494,959

Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	68,600	996,633
Banco Davivienda SA (Colombia) (PRFC),	25,670	414,548
Itau Unibanco Holding SA (Brazil) (PRFC)	109,164	1,571,626
Itausa — Investimentos Itau SA (Brazil) (PRFC),	104,100	407,071

		3,389,878

Chemicals
Braskem SA (Brazil) (PRFC A)	3,900	24,923

Diversified Telecommunication Services
Oi SA (Brazil) (PRFC)	835,500	741,154

Electric Utilities
Cia Paranaense de Energia (Brazil) (PRFC B)	47,900	731,670

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing
Cia Brasileira de Distribuicao (Brazil) (PRFC)	1,600	$74,587

Independent Power & Renewable Electricity Producers
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	5,700	71,537

Metals & Mining
Gerdau SA (Brazil) (PRFC)	28,000	164,870
Metalurgica Gerdau SA (Brazil) (PRFC)	71,500	504,173
Vale SA (Brazil) (PRFC)	15,000	178,276

		847,319

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Brazil) (PRFC)	50,500	395,178

Semiconductors & Semiconductor Equipment
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	200	209,579

TOTAL PREFERRED STOCKS (cost $6,626,248)		6,980,784

	Units
RIGHTS*
Construction & Engineering
Mota-Engil Africa SGPS SA (Portugal) (cost $24,161)	44,553	—

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.8%
Collateralized Loan Obligations — 1.6%
A Voce CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
0.100%(s)	07/15/26	2,750	2,745,793
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class A, 144A
1.763%(c)	07/20/26	3,200	3,199,936
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.417%(c)	07/13/25	5,200	5,136,002
Series 2013-1A, Class A2B, 144A
3.500%	07/13/25	4,650	4,517,389
Series 2014-3A, Class A1, 144A
1.766%(c)	04/28/26	4,600	4,602,162
Series 2014-3A, Class A2A, 144A
2.516%(c)	04/28/26	1,200	1,201,354
Ares VIR CLO Ltd.,
Series 2006-6RA, Class A1C, 144A
0.620%(c)	03/12/18	3,123	3,116,515
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.326%(c)	04/15/25	2,400	2,362,888
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class A, 144A
1.328%(c)	04/20/25	2,800	2,756,412
Series 2013-IA, Class B, 144A
1.828%(c)	04/20/25	5,000	4,862,663

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Battalion CLO IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
1.628%(c)	10/22/25	2,900	$2,888,862
Battalion CLO V Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A
1.720%(c)	04/17/26	2,800	2,801,284
Series 2014-5A, Class A2A, 144A
2.370%(c)	04/17/26	1,000	995,956
Series 2014-5A, Class A2B, 144A
4.410%	04/17/26	500	504,385
Benefit Street Partners CLO II Ltd. (Cayman Islands),
Series 2013-IIA, Class A1, 144A
1.426%(c)	07/15/24	5,650	5,581,764
Series 2013-IIA, Class A2B, 144A
3.339%	07/15/24	5,000	4,813,617
BMI CLO I (Cayman Islands),
Series 2013-1AR, Class A1R, 144A
1.169%(c)	08/01/21	4,878	4,848,792
Fairway Loan Funding Co. (Cayman Islands),
Series 2006-1A, Class A1L, 144A
0.466%(c)	10/17/18	626	626,368
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.819%(c)	05/15/26	2,300	2,298,227
Series 2014-1A, Class A2, 144A
3.670%	05/15/26	500	501,553
Series 2014-2A, Class A, 144A
1.774%(c)	04/15/26	2,500	2,495,550
Magnetite CLO Ltd. (Cayman Islands),
Series 2014-9A, Class A1, 144A
1.700%(c)	07/25/26	4,300	4,297,807
Magnetite VI Ltd. (Cayman Islands),
Series 2012-6A, Class A, 144A
1.731%(c)	09/15/23	4,900	4,902,228
Magnetite VIII Ltd. (Cayman Islands),
Series 2014-8A, Class A, 144A
1.708%(c)	04/15/26	3,700	3,698,818
Mayport CLO Ltd. (Cayman Islands),
Series 2006-1A, Class A1L, 144A
0.478%(c)	02/22/20	397	396,409
Octagon Investment Partners XVI Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.346%(c)	07/17/25	6,500	6,379,989
OZLM Funding IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
1.378%(c)	07/22/25	2,200	2,168,623
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A2, 144A
2.111%(c)	10/17/22	2,150	2,116,787
Regatta III Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
1.773%(c)	04/15/26	5,150	5,151,124
Series 2014-1A, Class A2, 144A
2.353%(c)	04/15/26	1,300	1,289,579
Seneca Park CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
1.704%(c)	07/17/26	1,600	1,599,347
Series 2014-1A, Class B2, 144A
4.350%	07/17/26	1,100	1,104,263

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-6A, Class B1, 144A
2.392%(c)	07/17/26	1,250	$1,227,250
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B2, 144A
4.730%	04/18/26	1,900	1,902,729
Tyron Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.346%(c)	07/15/25	5,500	5,415,194
Washington Mill CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.726%(c)	04/20/26	2,800	2,801,067
Series 2014-1A, Class B2, 144A
4.250%	04/20/26	500	501,969

			107,810,655

Non-Residential Mortgage-Backed Securities — 0.1%
Chase Issuance Trust,
Series 2007-C1, Class C1
0.612%(c)	04/15/19	5,600	5,557,182
Citibank Credit Card Issuance Trust,
Series 2005-C2, Class C2
0.624%(c)	03/24/17	3,500	3,498,810

			9,055,992

Residential Mortgage-Backed Securities — 1.1%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
1.232%(c)	10/25/34	4,113	4,037,511
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R6, Class M1
0.752%(c)	08/25/35	3,200	3,108,989
Argent Securities, Inc.,
Series 2003-W5, Class AV2
0.912%(c)	10/25/33	958	827,245
Series 2003-W7, Class A2
0.932%(c)	03/25/34	791	767,420
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2
3.677%(c)	01/15/33	916	935,056
Series 2005-HE1, Class M1
0.902%(c)	03/25/35	8,056	7,720,314
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD2, Class A1
3.539%(c)	03/25/44	1,779	1,783,456
Chase Funding Trust,
Series 2003-1, Class 2A2
0.812%(c)	11/25/32	724	684,450
GSAMP Trust,
Series 2004-HE2, Class M1
1.127%(c)	09/25/34	8,268	7,589,525
Home Equity Asset Trust,
Series 2002-1, Class M1
1.472%(c)	11/25/32	2,188	2,040,899
Series 2004-2, Class M1
0.947%(c)	07/25/34	7,363	6,856,240
MASTR Asset-Backed Securities Trust,
Series 2004-HE1, Class M3
1.802%(c)	09/25/34	3,340	3,309,980

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class A3
0.872%(c)	07/25/34	329	$310,884
Series 2004-HE2, Class A1A
0.952%(c)	08/25/35	811	769,190
Series 2005-WMC1, Class M1
0.902%(c)	09/25/35	1,611	1,509,527
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1
1.172%(c)	10/25/33	783	728,733
Series 2004-NC3, Class M1
0.947%(c)	03/25/34	3,695	3,499,502
Series 2005-HE2, Class M1
0.552%(c)	01/25/35	2,000	1,852,900
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M2
0.622%(c)	08/25/35	3,000	2,848,920
Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
Series 2003-4, Class A2
0.792%(c)	07/25/33	1,347	1,251,622
Series 2003-6, Class A2
0.812%(c)	11/25/33	2,614	2,441,029
Option One Mortgage Loan Trust,
Series 2003-1, Class A2
0.992%(c)	02/25/33	2,245	2,084,331
RAMP Trust,
Series 2005-EFC2, Class M3
0.642%(c)	07/25/35	9,000	8,634,978
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC1, Class M1
0.917%(c)	02/25/35	1,336	1,261,395
Series 2004-BC4, Class A2C
1.132%(c)	10/25/35	8,982	8,479,523
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-BC3, Class M1
1.277%(c)	04/25/33	3,903	3,710,168

			79,043,787

TOTAL ASSET-BACKED SECURITIES (cost $197,307,370)			195,910,434

BANK LOANS(c) — 0.4%
Aerospace & Defense
Sequa Corp.,
Initial Term Loan
5.250%	06/19/17	192	190,154

Auto Components
ASP HHI Acquisition Co., Inc.,
Additional Term Loan
5.000%	10/05/18	801	802,222

Automobiles
Chrysler Group LLC,
Sr. Sec’d. Tranche Term Loan B
3.500%	05/24/17	975	978,008

Biotechnology
Grifols Worldwide Operations USA, Inc.,
US Tranche Term Loan B
3.150%	02/26/21	998	995,754

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Capital Markets — 0.1%
Financiere Lilas IV. (France),
Facility B2
4.259%	10/30/20	1,300	$1,791,216
Hamilton Lane Advisors, LLC,
Term Loan
4.000%	02/28/18	412	411,350

			2,202,566

Chemicals
Axalta Coating Systems US Holdings, Inc.,
Refinanced Term Loan B
4.000%	02/01/20	183	183,125
HII Holding Corp.,
First Lien US Term Loan
4.000%	12/20/19	286	285,293

			468,418

Commercial Services & Supplies
ADS Waste Holdings, Inc.,
Tranche Term Loan B-2
3.750%	10/09/19	950	944,563
WCA Waste Corp.,
New Term Loan
4.000%	03/23/18	326	325,324

			1,269,887

Containers & Packaging
Reynolds Group Holdings, Inc.,
Incremental US Term Loan
4.000%	12/01/18	531	531,235

Food Products
Pinnacle Foods Finance LLC,
Tranche Term Loan G
3.250%	04/29/20	423	420,834

Health Care Equipment & Supplies
Alere, Inc.,
Term Loan
4.250%	06/30/17	489	489,356

Health Care Providers & Services
Community Health Systems, Inc.,
2021 Term Loan D
4.250%	01/27/21	1,244	1,251,135
Select Medical Corp.,
Series E, Tranche Term Loan B
3.750%	06/01/18	220	219,844

			1,470,979

Health Care Technology
Truven Health Analytics, Inc.,
New Tranche Term Loan B
4.500%	06/06/19	983	971,496

Healthcare Equipment & Supplies
Convatec, Inc.,
Dollar Term Loan
4.000%	12/22/16	296	296,436
Kinetic Concepts, Inc.,
Dollar Term Loan E-1
4.000%	05/04/18	443	443,464

			739,900

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Household Durables
Serta Simmons Holdings LLC,
Term Loan
4.250%	10/01/19	776	$777,008

Independent Power & Renewable Electricity Producers
FREIF North American Power I LLC,
Term Loan B-1
4.750%	03/29/19	239	241,786
Term Loan C-1
4.750%	03/29/19	39	39,645

			281,431

IT Services
Syniverse Holdings, Inc.,
Term Loan
4.000%	04/23/19	960	958,927
Tranche Term Loan B
4.000%	04/23/19	276	276,055

			1,234,982

Life Sciences Tools & Services
Quintiles Transnational Corp.,
Term Loan B-3
3.750%	06/08/18	1,085	1,083,718

Marine — 0.1%
Scandlines GmbH (France),
Facility B
4.697%	12/03/20	1,500	2,073,023

Media — 0.1%
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.750%	07/01/19	949	950,498
NEP/NCP Holdco, Inc.,
First Lien Amendment No. 3 Incremental Term Loan
4.250%	01/22/20	286	286,203
Sinclair Television Group, Inc.,
Tranche Term Loan B
3.000%	04/09/20	675	666,408
Univision Communications, Inc.,
Replacement First Lien Term Loan, (original cost $764,356; purchased 02/04/14)(f)(g)
4.000%	03/01/20	764	762,998

			2,666,107

Metals & Mining
FMG Resources (August 2006) Pty Ltd.,
Term Loan
3.750%	06/30/19	737	737,341
WireCo WorldGroup, Inc.,
Term Loan
6.000%	02/15/17	292	293,784

			1,031,125

Pharmaceuticals
Catalent Pharma Solutions, Inc.,
Dollar Term Loan
4.500%	05/20/21	687	690,221

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Pharmaceuticals (continued)
Par Pharmaceutical Cos., Inc.,
Term Loan B-2
4.000%	09/30/19	992	$991,212

			1,681,433

Professional Services
Trans Union LLC,
2014 Replacement Term Loan
4.000%	04/09/21	998	997,001

Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Finance Pte. Ltd.,
Term Loan
3.750%	05/06/21	2,300	2,307,376

Software
Deltek, Inc.,
First Lien Term Loan, (original cost $329,175; purchase date 10/04/12)(f)(g)
4.500%	10/10/18	328	330,180

Trading Companies & Distributors
Flying Fortress, Inc.,
New Term Loan
3.500%	06/30/17	833	831,771

TOTAL BANK LOANS (cost $26,648,418)			26,825,964

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
Banc of America Commercial Mortgage Trust,
Series 2007-5, Class A1A
5.361%	02/10/51	1,394	1,547,538
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-5, Class A4
5.115%(c)	10/10/45	1,924	2,002,274
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.898%(c)	12/10/49	8,000	8,837,424
Series 2014-GC21, Class A4
3.575%	05/10/47	3,850	3,929,506
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD4, Class A4
5.322%	12/11/49	7,500	8,159,565
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.223%	08/15/48	6,718	7,172,278
Commercial Mortgage Pass-Through Certificates,
Series 2013-CR8, Class A4
3.334%	06/10/46	7,000	7,098,875
Series 2013-CR9, Class A3
4.022%	07/10/45	7,000	7,453,292
Series 2013-CR10, Class A3
3.923%	08/10/46	1,600	1,688,432
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37	470	486,922
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.816%(c)	06/25/20	14,035	1,056,444
Series K025, Class X1, IO
1.027%(c)	10/25/22	13,432	803,923

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K029, Class A2
3.320%(c)	02/25/23	3,900	$4,069,147
Series K033, Class A2
3.060%(c)	07/25/23	3,000	3,063,444
Series K036, Class X1, IO
0.942%(c)	10/25/23	13,210	784,210
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3
2.860%	06/10/46	7,900	7,690,626
Series 2013-GC14, Class A4
3.955%	08/10/46	4,700	4,959,755
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	660	731,094
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	6,750	6,479,271
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A3
3.272%	07/15/45	5,000	5,174,490
Series 2014-C19, Class A3
3.669%	04/15/47	6,240	6,554,789
ML-CFC Commercial Mortgage Trust,
Series 2007-5, Class A4
5.378%	08/12/48	4,919	5,307,240
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C11, Class A3
3.960%	08/15/46	2,000	2,107,990
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3
2.533%	12/10/45	6,836	6,762,739
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45	7,033	7,492,829
Series 2006-C28, Class A1A
5.559%	10/15/48	2,119	2,300,923
Series 2007-C32, Class A1A
5.933%(c)	06/15/49	1,899	2,089,781
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A3
3.986%	07/15/46	2,600	2,737,392
Series 2014-LC16, Class A4
3.548%	08/15/50	5,200	5,268,448
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3
2.749%	05/15/45	2,850	2,766,732

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $126,367,701)			126,577,373

CORPORATE BONDS — 6.5%
Aerospace & Defense
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	815	853,602

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Airlines
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		976	$1,151,569

Auto Components — 0.1%
Cummins, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/43		130	142,492
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.500%	02/15/19		1,000	1,053,750
United Rentals North America, Inc.,
Gtd. Notes
7.625%	04/15/22		1,500	1,683,750

				2,879,992

Automobiles — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	(a)	1,040	1,051,429
General Motors Co.,
Sr. Unsec’d. Notes, 144A
4.875%	10/02/23		1,395	1,468,237
6.250%	10/02/43		2,005	2,300,737

				4,820,403

Banks — 2.1%
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49		1,630	1,623,892
Sr. Unsec’d. Notes
1.500%	10/09/15	(a)	5,000	5,046,040
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		4,000	3,942,624
4.000%	04/01/24	(a)	1,380	1,408,333
5.000%	01/15/15		2,000	2,047,240
5.000%	01/21/44		695	737,355
5.875%	02/07/42		945	1,122,273
6.875%	04/25/18		4,900	5,772,842
Sub. Notes
6.110%	01/29/37		3,080	3,553,202
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15		7,750	7,771,251
2.150%	03/23/15		4,700	4,757,053
4.750%	07/15/21	(a)	2,500	2,781,230
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17		1,600	1,705,000
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.875%	10/25/23	(a)	925	947,441
4.450%	01/10/17		3,500	3,769,531
8.500%	05/22/19		3,219	4,114,497
4.950%	11/07/43	(a)	700	747,459
5.875%	01/30/42	(a)	1,150	1,375,771
Sub. Notes
5.000%	09/15/14		10,400	10,492,082
6.125%	08/25/36		2,700	3,092,037

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.700%	05/30/24		1,995	$1,995,606
Discover Bank,
Sr. Unsec’d. Notes
4.200%	08/08/23		2,675	2,822,727
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	01/22/23	(a)	1,000	1,004,301
6.250%	02/01/41		5,600	6,831,457
Sr. Unsec’d. Notes, MTN
6.000%	06/15/20		1,600	1,864,968
HSBC USA, Inc.,
Sr. Unsec’d. Notes
2.375%	02/13/15		11,700	11,845,583
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.600%	08/02/18		1,825	1,855,943
JPMorgan Chase & Co.,
Jr. Sub. Notes
7.900%(c)	04/29/49		1,650	1,843,875
Sr. Unsec’d. Notes
6.400%	05/15/38		6,400	8,123,795
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		4,000	4,549,880
KeyCorp, Sr. Unsec’d. Notes, MTN
3.750%	08/13/15		5,200	5,379,218
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes
2.300%	11/27/18		750	761,487
Bank Gtd. Notes, MTN, 144A
5.800%	01/13/20		2,500	2,902,253
Morgan Stanley, Sr. Unsec’d. Notes
6.375%	07/24/42		3,700	4,694,719
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21		5,900	6,778,079
PNC Bank NA, Sub. Notes
3.800%	07/25/23		685	709,483
4.200%	11/01/25		2,005	2,120,905
Sumitomo Mitsui Banks Corp. (Japan), Bank Gtd. Notes
2.450%	01/10/19		1,695	1,733,337
SunTrust Banks, Inc., Sr. Unsec’d. Notes
2.350%	11/01/18		1,715	1,736,930
Wells Fargo Bank NA, Sub. Notes
5.950%	08/26/36		5,815	7,292,225
Westpac Banks Corp. (Australia), Covered Bonds, 144A
2.000%	05/21/19	(a)	2,525	2,523,892

				146,177,816

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Building Products
CEMEX Espana SA (Mexico), Sr. Sec’d. Notes, 144A
9.875%	04/30/19		580	$665,550
Griffon Corp., Gtd. Notes
5.250%	03/01/22		505	501,844

				1,167,394

Capital Markets
AGL Capital Corp., Gtd. Notes
4.400%	06/01/43		1,200	1,225,549
Morgan Stanley, Jr. Sub. Notes
5.450%(c)	07/29/49		1,175	1,196,432

				2,421,981

Chemicals — 0.3%
Ashland, Inc., Sr. Unsec’d. Notes
3.875%	04/15/18		2,000	2,057,500
Celanese US Holdings LLC, Gtd. Notes
6.625%	10/15/18		1,300	1,358,500
CF Industries, Inc., Gtd. Notes
4.950%	06/01/43	(a)	975	976,491
5.375%	03/15/44		825	884,600
Dow Chemical Co. (The), Sr. Unsec’d. Notes
8.550%	05/15/19		9,800	12,595,636
Monsanto Co., Sr. Unsec’d. Notes
3.375%	07/15/24		200	201,322
4.200%	07/15/34		275	277,551
4.400%	07/15/44		325	325,714
Mosaic Co. (The), Sr. Unsec’d. Notes
5.450%	11/15/33		485	543,460
5.625%	11/15/43		1,590	1,811,838

				21,032,612

Communications Equipment
CommScope, Inc., Gtd. Notes, 144A
5.000%	06/15/21		675	688,500

Construction & Engineering
Odebrecht Finance Ltd. (Brazil), Gtd. Notes
5.125%	06/26/22		300	327,300
Gtd. Notes, 144A
5.250%	06/27/29		315	313,583

				640,883

Consumer Finance — 0.3%
Capital One Financial Corp., Sr. Unsec’d. Notes
3.750%	04/24/24		1,210	1,228,133

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
4.250%	02/03/17		4,500	$4,832,712
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN
2.150%	01/09/15		10,300	10,401,455
6.750%	03/15/32		5,150	6,793,669

				23,255,969

Containers & Packaging
Ball Corp., Gtd. Notes
4.000%	11/15/23		2,250	2,143,125

Diversified Telecommunication Services — 0.3%
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes
9.625%	12/15/30		735	1,170,673
Qwest Corp., Sr. Unsec’d. Notes
6.750%	12/01/21		2,800	3,241,672
Sprint Capital Corp., Gtd. Notes
6.900%	05/01/19		1,500	1,653,750
Verizon Communications, Inc., Sr. Unsec’d. Notes
7.750%	12/01/30	(a)	2,150	2,948,547
6.400%	09/15/33		2,320	2,841,856
6.550%	09/15/43		7,575	9,532,691

				21,389,189

Electric Utilities — 0.6%
American Electric Power Co., Inc., Sr. Unsec’d. Notes
1.650%	12/15/17		6,600	6,635,020
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes
6.125%	04/01/36	(a)	2,600	3,223,579
Calpine Corp., Sr. Sec’d. Notes, 144A
7.500%	02/15/21		2,220	2,408,700
Commonwealth Edison Co., First Mortgage
6.150%	09/15/17		2,300	2,642,898
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes
7.125%	12/01/18		700	850,503
Constellation Energy Group, Inc., Gtd. Notes
4.550%	06/15/15		9,050	9,382,759
Covanta Holding Corp., Sr. Unsec’d. Notes
7.250%	12/01/20		1,000	1,090,000
DPL, Inc., Sr. Unsec’d. Notes
7.250%	10/15/21		1,500	1,650,000
Duke Energy Corp., Sr. Unsec’d. Notes
3.950%	09/15/14		3,200	3,223,107

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric Utilities (continued)
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		490	$496,465
NRG Energy, Inc., Gtd. Notes
7.625%	01/15/18	(a)	2,000	2,295,000
Pacific Gas & Electric Co., Sr. Unsec’d. Notes
6.050%	03/01/34	(a)	3,100	3,833,807
Southern Power Co., Series D, Sr. Unsec’d. Notes
4.875%	07/15/15		1,600	1,672,986

				39,404,824

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes
8.000%	12/15/18		1,976	2,099,500
Jabil Circuit, Inc., Sr. Unsec’d. Notes
5.625%	12/15/20		5,400	5,872,500

				7,972,000

Food & Staples Retailing
CVS Caremark Corp., Sr. Unsec’d. Notes
5.750%	05/15/41		865	1,037,158
5.300%	12/05/43		310	350,444

				1,387,602

Food Products — 0.1%
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A
3.950%	05/22/23		215	203,175
Constellation Brands, Inc., Gtd. Notes
4.250%	05/01/23	(a)	1,500	1,505,625
Kraft Foods Group, Inc., Sr. Unsec’d. Notes
6.500%	02/09/40		2,070	2,625,029

				4,333,829

Hotels, Restaurants & Leisure — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A
5.375%	06/01/24		330	334,125
Choice Hotels International, Inc., Gtd. Notes
5.750%	07/01/22		1,275	1,368,407
Pinnacle Entertainment, Inc., Gtd. Notes
6.375%	08/01/21		1,700	1,793,500
Wyndham Worldwide Corp., Sr. Unsec’d. Notes
2.950%	03/01/17		2,130	2,212,382

				5,708,414

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance — 0.5%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,318	$1,340,958
Allstate Corp. (The),
Sr. Unsec’d. Notes
4.500%	06/15/43		190	197,389
American International Group, Inc.,
Sr. Unsec’d. Notes
3.800%	03/22/17		4,030	4,306,490
6.250%	05/01/36		3,700	4,651,078
Cigna Corp.,
Sr. Unsec’d. Notes
5.375%	02/15/42		2,180	2,486,759
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42		2,000	2,508,202
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	(a)	3,200	4,387,008
MetLife, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/16	(a)	5,500	6,111,957
4.875%	11/13/43		2,305	2,492,489
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		2,420	3,001,678
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42	(a)	2,790	2,613,697
WellPoint Inc,
Sr. Unsec’d. Notes
4.650%	01/15/43		2,580	2,623,145

				36,720,850

Internet & Catalog Retail — 0.1%
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	(a)	3,000	3,047,394

IT Services — 0.1%
Fidelity National Information Services, Inc.,
Gtd. Notes
7.875%	07/15/20		1,300	1,376,778
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16		2,890	3,002,210

				4,378,988

Machinery
Terex Corp.,
Gtd. Notes
6.500%	04/01/20	(a)	1,750	1,899,625

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37		1,750	2,104,183
AMC Networks, Inc.,
Gtd. Notes
7.750%	07/15/21		500	559,375
4.750%	12/15/22	(a)	1,511	1,511,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.750%	01/15/24	(a)	2,000	$2,045,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
9.125%	08/01/18		3,000	3,156,000
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		4,400	6,395,387
CSC Holdings LLC,
Sr. Unsec’d. Notes
7.625%	07/15/18		700	808,500
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.000%	07/18/20		600	661,500
Gtd. Notes, RegS
6.375%	07/28/17		900	990,000
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
7.750%	10/15/18		988	1,044,810
Starz LLC/Starz Finance Corp.,
Gtd. Notes
5.000%	09/15/19		1,000	1,041,250
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.000%	05/15/17		1,900	1,959,375
Time Warner Cable, Inc.,
Gtd. Notes
8.250%	04/01/19		2,300	2,914,399
Viacom, Inc.,
Sr. Unsec’d. Notes (original cost $283,194; purchased 02/11/14)(f)(g)
4.875%	06/15/43		300	301,849
Sr. Unsec’d. Notes (original cost $645,857; purchased 08/12/13)(f)(g)
5.850%	09/01/43		650	746,738
Videotron Ltee (Canada),
Gtd. Notes
5.000%	07/15/22		1,900	1,952,250
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
0.450%	12/01/15		750	750,745

				28,942,361

Metals & Mining — 0.1%
Berau Capital Resources Pte Ltd. (Indonesia),
Sr. Sec’d. Notes, RegS
12.500%	07/08/15		150	154,687
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43		1,315	1,453,318
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
1.700%	05/27/16		5,375	5,423,923
GrafTech International Ltd.,
Gtd. Notes
6.375%	11/15/20	(a)	629	647,870

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
Southern Copper Corp., Sr. Unsec’d. Notes
5.250%	11/08/42		1,500	$1,379,035
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, 144A
6.000%	01/31/19		400	413,520

				9,472,353

Multi-Utilities — 0.1%
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A
4.800%	11/01/43		85	90,425
Sempra Energy, Sr. Unsec’d. Notes
6.500%	06/01/16		2,500	2,762,285

				2,852,710

Oil, Gas & Consumable Fuels — 0.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes
6.375%	09/15/17		4,000	4,605,360
4.623%(s)	10/10/36		3,000	1,160,106
Concho Resources, Inc., Gtd. Notes
5.500%	04/01/23	(a)	1,150	1,236,250
DCP Midstream LLC, Sr. Unsec’d. Notes
8.125%	08/16/30		3,500	4,585,161
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes
5.875%	05/28/45		605	625,739
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes
7.300%	08/15/33		275	349,499
5.500%	03/01/44	(a)	880	928,944
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38	(a)	1,500	1,849,307
Lukoil International Finance BV (Russia), Gtd. Notes, 144A
7.250%	11/05/19		500	566,875
Noble Energy, Inc., Sr. Unsec’d. Notes
6.000%	03/01/41		825	992,741
ONEOK Partners LP, Gtd. Notes
6.850%	10/15/37		2,400	3,024,065
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A
5.375%	01/26/19		1,810	1,886,925
Pioneer Natural Resources Co., Sr. Unsec’d. Notes
3.950%	07/15/22		3,000	3,150,621
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A
5.400%	02/14/22		2,000	2,159,518
Sasol Financing International PLC (South Africa), Gtd. Notes
4.500%	11/14/22		1,200	1,217,772

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Partners LP, Sr. Unsec’d. Notes
3.800%	02/15/15		7,400	$7,542,339

				35,881,222

Paper & Forest Products
Rock-Tenn Co., Gtd. Notes
4.900%	03/01/22	(a)	1,750	1,910,118

Pharmaceuticals — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes
1.875%	11/15/14		6,100	6,134,313
5.750%	03/15/40		1,670	1,938,237
HCA, Inc., Gtd. Notes
8.000%	10/01/18		1,350	1,596,375
Sr. Sec’d. Notes
4.750%	05/01/23	(a)	1,000	998,750
Merck & Co., Inc., Sr. Unsec’d. Notes
4.150%	05/18/43		975	954,109
Wyeth LLC, Gtd. Notes
5.950%	04/01/37		2,500	3,071,853

				14,693,637

Professional Services
Ceridian LLC, Sr. Sec’d. Notes, 144A (original cost $1,177,500;purchased 05/01/13)(f)(g)
8.875%	07/15/19		1,000	1,130,000

Road & Rail — 0.1%
CSX Corp., Sr. Unsec’d. Notes
4.100%	03/15/44		1,100	1,036,882
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,303,284; purchased 05/14/13)(f)(g)
7.000%	10/15/37		1,780	2,332,423
Hertz Corp. (The), Gtd. Notes
6.750%	04/15/19	(a)	2,000	2,120,000

				5,489,305

Semiconductors & Semiconductor Equipment
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A
3.750%	06/01/18	(a)	1,800	1,804,500

Software
Oracle Corp., Sr. Unsec’d. Notes
4.300%	07/08/34		1,295	1,294,482

Specialty Retail — 0.1%
Home Depot, Inc. (The), Sr. Unsec’d. Notes
5.875%	12/16/36		3,600	4,453,114

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Specialty Retail (continued)
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22			1,700	$1,840,250

					6,293,364

Tobacco — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	(a)		1,200	1,233,036
10.200%	02/06/39	(a)		1,029	1,746,888
Lorillard Tobacco Co.,
Gtd. Notes
3.750%	05/20/23	(a)		1,125	1,111,068

					4,090,992

Wireless Telecommunication Services — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.800%	06/15/44			3,300	3,368,835
Sprint Corp.,
Gtd. Notes, 144A
7.875%	09/15/23			655	728,687
T-Mobile USA, Inc.,
Gtd. Notes
6.464%	04/28/19			1,445	1,520,863

					5,618,385

TOTAL CORPORATE BONDS (cost $436,338,474)					452,949,990

FOREIGN GOVERNMENT BONDS — 1.2%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41	(a)		2,000	2,150,000
7.125%	01/20/37			1,000	1,265,000
Unsec’d. Notes
11.000%	06/26/17		EUR	2,000	3,500,205
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44	(a)		1,170	1,310,400
7.375%	09/18/37	(a)		1,000	1,360,000
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
4.750%	04/17/19		EUR	1,200	1,678,850
5.800%	07/14/15		JPY	102,700	1,030,335
Sr. Unsec’d. Notes, MTN
3.800%	08/08/17		JPY	390,000	3,714,892
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.125%	02/19/18			1,480	1,542,900
6.375%	03/29/21			808	921,120
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, RegS
4.875%	05/05/21			2,500	2,625,000
6.875%	01/17/18			3,000	3,431,250
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
2.250%	06/24/21			6,080	6,090,196

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
6.500%	11/01/27		EUR	2,800	$5,195,693
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, RegS
4.500%	06/08/15		JPY	300,000	3,058,066
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.750%	04/22/23		EUR	3,000	4,196,221
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
5.200%	01/30/20	(a)		985	1,099,260
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.250%	03/15/16		EUR	800	1,185,705
7.750%	01/14/31			1,000	1,381,250
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, RegS, MTN
3.500%	03/25/15			1,900	1,928,500
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, RegS
4.750%	06/14/19		EUR	6,000	9,109,517
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.750%	01/20/42			800	914,000
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, 144A
4.875%	01/22/24			1,308	1,391,385
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
7.500%(c)	03/31/30			1,524	1,765,150
Sr. Unsec’d. Notes, RegS
7.500%(c)	03/31/30			671	777,459
Slovenia Government International Bond (Slovenia),
Bonds, 144A
4.125%	02/18/19	(a)		500	526,725
Sr. Unsec’d. Notes, RegS
4.750%	05/10/18			900	969,750
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, MTN
4.500%	04/05/16		EUR	700	1,013,337
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, MTN, 144A
4.000%	03/06/18			6,000	6,411,840
Turkey Government International Bond (Turkey),
Bonds
5.750%	03/22/24			895	977,787
Sr. Unsec’d. Notes
7.000%	06/05/20			2,000	2,329,400
United Mexican States (Mexico),
Sr. Unsec’d. Notes, MTN
3.625%	03/15/22			1,250	1,296,875
4.750%	03/08/44			4,400	4,488,000
6.050%	01/11/40			250	303,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $78,818,732)					80,939,068

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS — 0.2%
California
Bay Area Toll Authority, Revenue Bonds, BABs
6.263%	04/01/49	1,330	$1,787,786

Colorado
Regional Transportation District, Revenue Bonds, Ser. B, BABs
5.844%	11/01/50	1,470	1,885,246

District of Columbia
District of Columbia Water & Sewer Authority, Revenue Bonds, Sub Lien Ser. A, BABs
5.522%	10/01/44	1,340	1,590,017

New York — 0.1%
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds, Sub Series A-1
5.000%	11/01/42	2,785	3,084,722

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs
6.105%	12/01/39	1,035	1,279,301
Revenue Bonds, Series C, BABs
5.000%	12/01/43	1,805	1,970,627

			3,249,928

TOTAL MUNICIPAL BONDS (cost $11,361,262)			11,597,699

NON-CORPORATE FOREIGN AGENCIES — 0.4%
CNOOC Finance Ltd. (China), Gtd. Notes
3.000%	05/09/23	1,095	1,033,918
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	910	971,425
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A
5.375%	11/04/16	1,300	1,365,000
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes
5.125%	06/29/20	2,000	2,262,232
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A
6.510%	03/07/22	1,000	1,083,500
9.250%	04/23/19	2,000	2,427,500
Sr. Unsec’d. Notes, MTN, 144A
8.625%	04/28/34	750	926,250
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A
5.750%	04/30/43	800	768,000
9.125%	07/02/18	2,000	2,409,700
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes
3.500%	08/22/17	1,000	1,054,713
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A
3.000%	09/19/22	1,500	1,475,879
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS
7.750%	10/17/16	3,300	3,712,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
NON-CORPORATE FOREIGN AGENCIES (continued)
Petrobras International Finance Co. (Brazil), Gtd. Notes
5.375%	01/27/21		800	$833,784
Petroleos Mexicanos (Mexico), Gtd. Notes
5.500%	01/21/21		2,000	2,245,000
5.500%	06/27/44		1,150	1,197,150
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS
7.390%	12/02/24		1,270	1,631,950
State Bank of India (India), Sr. Unsec’d. Notes, 144A
4.125%	08/01/17		350	364,388
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A
6.875%	05/29/18		550	592,680

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $26,747,055)				26,355,569

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
Federal Home Loan Mortgage Corp.
2.375%	01/13/22	(a)	9,155	9,136,983
3.000%	06/01/29		2,527	2,622,301
4.000%	09/01/40-01/01/44		16,540	17,545,746
4.000%	TBA		2,000	2,118,750
Federal National Mortgage Assoc.
1.750%	06/20/19		11,180	11,205,781
1.875%	02/19/19	(a)	3,285	3,328,874
2.500%	04/01/28-01/01/29		3,364	3,421,725
3.000%	08/01/43		2,939	2,906,803
3.000%	TBA		2,500	2,596,875
3.000%	TBA		5,500	5,419,651
3.500%	05/01/42		20,177	20,802,154
3.500%	TBA		2,500	2,649,609
3.500%	TBA		5,000	5,285,938
3.500%	TBA		19,500	20,011,875
3.500%	TBA		37,000	38,086,875
4.000%	09/01/40-12/01/43		5,154	5,477,313
4.500%	TBA		39,000	42,235,791
Government National Mortgage Assoc.
4.000%	TBA		7,000	7,491,093
4.000%	TBA		19,000	20,276,562
4.500%	TBA		12,000	13,102,967
Ukraine Government AID Bonds
1.844%	05/16/19		3,000	2,996,616

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $236,155,533)				238,720,282

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Notes
0.375%	05/31/16		8,970	8,977,705
0.875%	06/15/17		12,540	12,544,903
1.000%(k)	09/30/19	(h)	16,365	15,787,119
1.500%	05/31/19	(a)	24,715	24,591,425
1.625%	04/30/19		1,570	1,572,944

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
2.500%	05/15/24	(a)	14,644	$14,623,411
3.625%	02/15/44		15,000	15,829,680
U.S. Treasury Strip Coupon
6.875%	05/15/25		2,500	1,841,243
7.625%	05/15/22		47,429	39,263,529

TOTAL U.S. TREASURY OBLIGATIONS (cost $136,274,124)				135,031,959

TOTAL LONG-TERM INVESTMENTS (cost $5,752,791,264)				6,394,349,887

			Shares
SHORT-TERM INVESTMENTS —14.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,014,501,885; includes $316,177,464 of cash collateral for securities on loan)(b)(w)(Note 4)			1,014,501,885	1,014,501,885

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.020%	09/18/14	100	99,996
0.025%	09/18/14	12,800	12,799,437
0.040%	09/18/14	600	599,974

TOTAL U.S. TREASURY OBLIGATIONS (cost $13,499,241)			13,499,407

	Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Options
Interest Rate Swap Options, Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $502,108)	Citigroup Global Markets	396	497,925

TOTAL SHORT-TERM INVESTMENTS (cost $1,028,503,234)			1,028,499,217

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 106.8% (cost $6,781,294,498)			7,422,849,104

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
SECURITY SOLD SHORT — (0.1)%
U.S. TREASURY OBLIGATION
U.S. Treasury Notes
0.500%	06/30/16	8,970	$(8,977,705)

(proceeds received $8,975,957)
TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 106.7% (cost $6,772,318,541)			7,413,871,399
Liabilities in excess of other assets(x) — (6.7)%			(468,129,262)

NET ASSETS — 100.0%			$6,945,742,137

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
bps	Basis Points
CAC	French Stock Market Index
CDX	Credit Derivative Index
CHF	Swiss Franc
CDX	Credit Derivative Index
CHI-X	European Equity Exchange
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
DAX	German Stock Index
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp
FTSE	Financial Times and the London Stock Exchange Index
GDR	Global Depositary Receipt
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotation
NZDBBR	New Zealand Bank Bill Rate
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
UTS	Unit Trust Security

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $307,462,551; cash collateral of $316,177,464 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(f)	Indicates a restricted security; the aggregate cost of such securities is $5,503,366. The aggregate value of $5,604,188 is approximately 0.08% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
175	2 Year U.S. Treasury Notes	Sep. 2014	$38,448,047	$38,428,906	$(19,141)
2,371	5 Year U.S. Treasury Notes	Sep. 2014	283,345,390	283,241,884	(103,506)
547	10 Year U.S. Treasury Notes	Sep. 2014	68,223,437	68,469,016	245,579
112	CAC40 10 Euro	Jul. 2014	6,911,897	6,781,651	(130,246)
17	DAX Index	Sep. 2014	5,761,913	5,737,762	(24,151)
61	FTSE 100 Index	Sep. 2014	6,998,631	7,005,939	7,308
433	Mini MSCI EAFE Index	Sep. 2014	42,385,905	42,626,685	240,780
202	Russell 2000 Mini Index	Sep. 2014	23,372,410	24,044,060	671,650
1,387	S&P 500 E-Mini	Sep. 2014	133,727,605	135,398,940	1,671,335
66	S&P 500 Index	Sep. 2014	31,817,775	32,214,600	396,825
55	TOPIX Index	Sep. 2014	6,684,279	6,854,301	170,022

					3,126,455

Short Positions:
29	2 Year U.S. Treasury Notes	Sep. 2014	6,365,453	6,368,219	(2,766)
31	10 Year Euro-Bund	Sep. 2014	6,184,719	6,240,326	(55,607)
1	20 Year U.S. Treasury Bonds	Sep. 2014	136,344	137,188	(844)
155	30 Year U.S. Ultra Treasury Bonds	Sep. 2014	23,107,781	23,240,313	(132,532)

					(191,749)

					$2,934,706

(1)	Cash of $840,051 and U.S. Treasury Securities with a combined market value of $15,445,609 have been segregated with Goldman Sachs & Co. and Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/15/14	Barclays Capital Group	AUD	1,814	$1,695,081	$1,708,634	$13,553
Expiring 07/15/14	Barclays Capital Group	AUD	1,382	1,287,200	1,301,864	14,664
Expiring 07/15/14	Barclays Capital Group	AUD	974	910,500	917,758	7,258
Expiring 07/15/14	Citigroup Global Markets	AUD	1,416	1,311,800	1,333,335	21,535
Expiring 07/15/14	Citigroup Global Markets	AUD	989	918,948	931,417	12,469
Expiring 07/15/14	Credit Suisse First Boston Corp.	AUD	701	651,400	660,201	8,801
Expiring 07/15/14	Deutsche Bank AG	AUD	1,390	1,298,300	1,308,749	10,449
Expiring 07/15/14	JPMorgan Chase	AUD	1,112	1,045,500	1,047,233	1,733
Expiring 07/15/14	JPMorgan Chase	AUD	972	912,700	915,395	2,695
Brazilian Real,
Expiring 07/01/14	Barclays Capital Group	BRL	2,056	907,000	930,106	23,106
Expiring 07/01/14	Citigroup Global Markets	BRL	2,926	1,290,300	1,324,046	33,746
Expiring 07/01/14	Citigroup Global Markets	BRL	1,470	653,000	665,115	12,115
Expiring 07/01/14	Citigroup Global Markets	BRL	566	250,824	256,079	5,255
Expiring 10/01/14	Toronto Dominion	BRL	1,622	711,869	714,662	2,793
British Pound,
Expiring 07/28/14	Barclays Capital Group	GBP	777	1,302,700	1,329,071	26,371
Expiring 07/28/14	Citigroup Global Markets	GBP	797	1,337,742	1,363,636	25,894
Expiring 07/28/14	Credit Suisse First Boston Corp.	GBP	769	1,296,930	1,316,255	19,325
Expiring 07/28/14	Goldman Sachs & Co.	GBP	852	1,434,200	1,458,631	24,431
Expiring 07/28/14	Goldman Sachs & Co.	GBP	774	1,305,900	1,324,209	18,309
Canadian Dollar,
Expiring 07/15/14	Barclays Capital Group	CAD	991	910,100	928,721	18,621
Expiring 07/15/14	Citigroup Global Markets	CAD	1,830	1,698,500	1,713,987	15,487
Expiring 07/15/14	Citigroup Global Markets	CAD	993	912,600	929,940	17,340
Expiring 07/15/14	Citigroup Global Markets	CAD	991	908,100	928,262	20,162
Expiring 07/15/14	Citigroup Global Markets	CAD	710	651,900	665,179	13,279
Expiring 07/15/14	Citigroup Global Markets	CAD	710	653,200	664,616	11,416
Expiring 07/15/14	Toronto Dominion	CAD	2,767	2,499,693	2,592,265	92,572
Expiring 10/16/14	Citigroup Global Markets	CAD	703	656,800	656,775	(25)
Chilean Peso,
Expiring 08/27/14	Citigroup Global Markets	CLP	363,411	653,500	653,028	(472)
Expiring 08/27/14	Citigroup Global Markets	CLP	361,277	653,600	649,193	(4,407)
Chinese Yuan,
Expiring 07/14/14	Barclays Capital Group	CNY	7,891	1,267,909	1,269,909	2,000
Expiring 07/14/14	Citigroup Global Markets	CNY	15,820	2,541,838	2,545,765	3,927
Expiring 07/14/14	Citigroup Global Markets	CNY	8,090	1,297,300	1,301,914	4,614
Expiring 07/14/14	JPMorgan Chase	CNY	7,838	1,259,359	1,261,325	1,966
Expiring 10/10/14	Citigroup Global Markets	CNY	4,101	656,800	656,595	(205)
Colombian Peso,
Expiring 07/01/14	JPMorgan Chase	COP	2,508,372	1,330,702	1,335,963	5,261
Expiring 07/08/14	Citigroup Global Markets	COP	2,511,860	1,278,300	1,337,438	59,138
Euro,
Expiring 07/28/14	Citigroup Global Markets	EUR	961	1,321,706	1,315,913	(5,793)
Expiring 07/28/14	Citigroup Global Markets	EUR	459	634,096	628,028	(6,068)
Expiring 07/28/14	Hong Kong & Shanghai Bank	EUR	4,809	6,561,237	6,585,992	24,755
Hungarian Forint,
Expiring 07/24/14	Deutsche Bank AG	HUF	118,043	523,900	521,364	(2,536)
Expiring 07/24/14	JPMorgan Chase	HUF	785,682	3,517,245	3,470,150	(47,095)
Expiring 07/28/14	Barclays Capital Group	HUF	143,462	646,300	633,524	(12,776)
Indian Rupee,
Expiring 11/03/14	Citigroup Global Markets	INR	80,461	1,300,900	1,297,177	(3,723)
Expiring 11/03/14	Citigroup Global Markets	INR	39,558	652,400	637,754	(14,646)
Indonesian Rupiah,
Expiring 07/17/14	Citigroup Global Markets	IDR	7,434,098	652,400	625,039	(27,361)
Malaysian Ringgit,
Expiring 07/10/14	Citigroup Global Markets	MYR	4,184	1,278,300	1,301,942	23,642
Expiring 07/10/14	Citigroup Global Markets	MYR	4,170	1,286,000	1,297,779	11,779

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso,
Expiring 07/22/14	Barclays Capital Group	MXN	10,220	$783,900	$786,396	$2,496
Expiring 07/22/14	Citigroup Global Markets	MXN	16,984	1,295,700	1,306,932	11,232
Expiring 07/22/14	Citigroup Global Markets	MXN	8,502	653,300	654,216	916
Expiring 07/22/14	JPMorgan Chase	MXN	80,863	6,127,125	6,222,364	95,239
New Zealand Dollar,
Expiring 07/15/14	Barclays Capital Group	NZD	1,086	918,300	949,050	30,750
Expiring 07/15/14	Barclays Capital Group	NZD	1,043	908,100	911,926	3,826
Expiring 07/15/14	Citigroup Global Markets	NZD	769	652,600	672,267	19,667
Expiring 07/15/14	JPMorgan Chase	NZD	1,656	1,434,200	1,447,842	13,642
Expiring 07/15/14	JPMorgan Chase	NZD	1,582	1,362,433	1,383,343	20,910
Expiring 07/15/14	JPMorgan Chase	NZD	755	653,200	659,999	6,799
Expiring 07/15/14	JPMorgan Chase	NZD	750	652,800	655,543	2,743
Norwegian Krone,
Expiring 07/24/14	BNP Paribas	NOK	7,654	1,298,300	1,246,601	(51,699)
Expiring 07/24/14	Citigroup Global Markets	NOK	3,900	652,600	635,233	(17,367)
Expiring 07/24/14	Deutsche Bank AG	NOK	20,775	3,461,129	3,383,732	(77,397)
Peruvian Nuevo Sol,
Expiring 07/11/14	JPMorgan Chase	PEN	7,188	2,558,402	2,565,280	6,878
Philippine Peso,
Expiring 09/17/14	Citigroup Global Markets	PHP	45,621	1,017,200	1,043,576	26,376
Expiring 09/17/14	Citigroup Global Markets	PHP	39,956	889,000	913,984	24,984
Expiring 02/12/15	Citigroup Global Markets	PHP	56,901	1,300,900	1,297,987	(2,913)
Polish Zloty,
Expiring 07/24/14	Barclays Capital Group	PLN	7,247	2,374,907	2,382,155	7,248
Expiring 07/24/14	Citigroup Global Markets	PLN	4,008	1,306,800	1,317,469	10,669
Expiring 07/24/14	Citigroup Global Markets	PLN	2,001	652,300	657,786	5,486
Expiring 07/24/14	JPMorgan Chase	PLN	3,992	1,309,800	1,312,410	2,610
Expiring 07/24/14	JPMorgan Chase	PLN	475	156,259	156,220	(39)
Romanian Leu,
Expiring 07/24/14	Citigroup Global Markets	RON	4,224	1,311,800	1,317,288	5,488
Russian Ruble,
Expiring 07/17/14	Barclays Capital Group	RUB	6,956	190,376	203,913	13,537
Expiring 07/17/14	Citigroup Global Markets	RUB	22,829	652,300	669,188	16,888
Expiring 07/17/14	Citigroup Global Markets	RUB	22,781	652,900	667,784	14,884
Expiring 07/17/14	Citigroup Global Markets	RUB	22,546	651,900	660,895	8,995
Expiring 07/17/14	Citigroup Global Markets	RUB	22,438	653,500	657,728	4,228
Expiring 10/17/14	Citigroup Global Markets	RUB	22,666	655,700	650,086	(5,614)
Expiring 10/17/14	Citigroup Global Markets	RUB	22,598	653,500	648,130	(5,370)
Singapore Dollar,
Expiring 07/17/14	Deutsche Bank AG	SGD	8,028	6,406,886	6,438,243	31,357
Expiring 07/17/14	JPMorgan Chase	SGD	1,628	1,303,900	1,305,292	1,392
South African Rand,
Expiring 07/25/14	Barclays Capital Group	ZAR	6,960	654,900	651,430	(3,470)
Expiring 07/25/14	Citigroup Global Markets	ZAR	9,738	913,100	911,501	(1,599)
Expiring 07/25/14	Citigroup Global Markets	ZAR	254	23,873	23,793	(80)
Expiring 07/25/14	JPMorgan Chase	ZAR	24,473	2,273,994	2,290,685	16,691
Expiring 07/25/14	JPMorgan Chase	ZAR	6,934	653,500	648,999	(4,501)
Expiring 07/25/14	JPMorgan Chase	ZAR	6,920	653,500	647,759	(5,741)
South Korean Won,
Expiring 07/10/14	BNP Paribas	KRW	1,339,084	1,259,106	1,322,923	63,817
Swedish Krona,
Expiring 07/24/14	Barclays Capital Group	SEK	8,446	1,291,400	1,263,685	(27,715)
Expiring 07/24/14	Barclays Capital Group	SEK	6,065	914,500	907,387	(7,113)
Expiring 07/24/14	Citigroup Global Markets	SEK	8,492	1,290,000	1,270,564	(19,436)
Turkish Lira,
Expiring 07/25/14	Barclays Capital Group	TRY	2,772	1,311,800	1,301,633	(10,167)
Expiring 07/25/14	Barclays Capital Group	TRY	1,966	916,800	922,800	6,000
Expiring 07/25/14	Citigroup Global Markets	TRY	2,758	1,304,700	1,294,699	(10,001)

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Turkish Lira (continued),
Expiring 07/25/14	JPMorgan Chase	TRY	1,374	$653,000	$645,278	$(7,722)

				$118,392,769	$119,095,927	$703,158

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/15/14	Citigroup Global Markets	AUD	4,181	$3,861,500	$3,937,424	$(75,924)
Expiring 07/15/14	Citigroup Global Markets	AUD	1,280	1,175,300	1,205,640	(30,340)
Expiring 07/15/14	Citigroup Global Markets	AUD	1,132	1,043,700	1,066,131	(22,431)
Expiring 07/15/14	JPMorgan Chase	AUD	981	914,900	924,243	(9,343)
Expiring 07/15/14	JPMorgan Chase	AUD	974	912,600	917,828	(5,228)
Brazilian Real,
Expiring 07/01/14	Citigroup Global Markets	BRL	5,396	2,360,000	2,441,477	(81,477)
Expiring 07/01/14	Toronto Dominion	BRL	1,622	730,627	733,868	(3,241)
British Pound,
Expiring 07/28/14	Barclays Capital Group	GBP	782	1,306,800	1,338,769	(31,969)
Expiring 07/28/14	Citigroup Global Markets	GBP	785	1,311,800	1,343,305	(31,505)
Canadian Dollar,
Expiring 07/15/14	Citigroup Global Markets	CAD	1,422	1,287,200	1,332,493	(45,293)
Expiring 07/15/14	Citigroup Global Markets	CAD	1,283	1,180,600	1,202,116	(21,516)
Expiring 07/15/14	Citigroup Global Markets	CAD	1,281	1,158,500	1,199,762	(41,262)
Expiring 07/15/14	Citigroup Global Markets	CAD	715	655,600	670,167	(14,567)
Expiring 07/15/14	Citigroup Global Markets	CAD	714	651,400	668,412	(17,012)
Chinese Yuan,
Expiring 07/14/14	Barclays Capital Group	CNY	8,209	1,306,800	1,321,036	(14,236)
Expiring 07/14/14	Barclays Capital Group	CNY	7,268	1,158,741	1,169,538	(10,797)
Expiring 07/14/14	Citigroup Global Markets	CNY	8,101	1,290,300	1,303,579	(13,279)
Expiring 07/14/14	UBS AG	CNY	7,967	1,277,168	1,282,039	(4,871)
Colombian Peso,
Expiring 07/01/14	Barclays Capital Group	COP	1,250,948	649,000	666,256	(17,256)
Expiring 07/01/14	Citigroup Global Markets	COP	1,257,425	650,000	669,706	(19,706)
Expiring 07/08/14	JPMorgan Chase	COP	2,508,372	1,329,221	1,335,581	(6,360)
Euro,
Expiring 07/28/14	Barclays Capital Group	EUR	114	157,345	155,438	1,907
Expiring 07/28/14	Citigroup Global Markets	EUR	26,768	36,997,343	36,658,087	339,256
Expiring 07/28/14	Citigroup Global Markets	EUR	379	520,400	518,481	1,919
Expiring 07/28/14	Citigroup Global Markets	EUR	111	153,077	151,734	1,343
Expiring 07/28/14	UBS AG	EUR	795	1,099,737	1,088,527	11,210
Hungarian Forint,
Expiring 07/24/14	Citigroup Global Markets	HUF	435,998	1,935,500	1,925,688	9,812
Expiring 07/24/14	Citigroup Global Markets	HUF	147,548	654,900	651,681	3,219
Expiring 07/24/14	Credit Suisse First Boston Corp.	HUF	324,522	1,434,200	1,433,329	871
Indonesian Rupiah,
Expiring 07/17/14	Barclays Capital Group	IDR	7,615,360	652,000	640,279	11,721
Israeli Shekel,
Expiring 07/10/14	Citigroup Global Markets	ILS	906	260,900	264,073	(3,173)
Japanese Yen,
Expiring 07/28/14	BNP Paribas	JPY	359,427	3,509,720	3,548,779	(39,059)
Expiring 07/28/14	Citigroup Global Markets	JPY	23,242	227,635	229,481	(1,846)
Malaysian Ringgit,
Expiring 07/10/14	Citigroup Global Markets	MYR	4,247	1,311,100	1,321,477	(10,377)
Mexican Peso,
Expiring 07/22/14	BNP Paribas	MXN	20,485	1,566,200	1,576,305	(10,105)
Expiring 07/22/14	Citigroup Global Markets	MXN	8,579	653,500	660,145	(6,645)
Expiring 07/22/14	Deutsche Bank AG	MXN	25,480	1,966,700	1,960,684	6,016
Expiring 07/25/14	Citigroup Global Markets	MXN	17,057	1,290,300	1,312,231	(21,931)

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
New Zealand Dollar,
Expiring 07/15/14	Barclays Capital Group	NZD	766	$651,900	$669,209	$(17,309)
Expiring 07/15/14	Citigroup Global Markets	NZD	1,359	1,158,500	1,188,132	(29,632)
Expiring 07/15/14	Citigroup Global Markets	NZD	1,088	914,700	951,542	(36,842)
Expiring 07/15/14	Citigroup Global Markets	NZD	618	522,700	540,449	(17,749)
Norwegian Krone,
Expiring 07/24/14	Goldman Sachs & Co.	NOK	12,825	2,089,100	2,088,852	248
Expiring 07/24/14	JPMorgan Chase	NOK	4,026	654,900	655,718	(818)
Expiring 07/24/14	Toronto Dominion	NOK	11,578	1,925,789	1,885,707	40,082
Philippine Peso,
Expiring 08/20/14	UBS AG	PHP	28,191	642,162	645,179	(3,017)
Polish Zloty,
Expiring 07/24/14	Citigroup Global Markets	PLN	4,758	1,561,100	1,564,167	(3,067)
Expiring 07/24/14	Credit Suisse First Boston Corp.	PLN	3,963	1,295,700	1,302,667	(6,967)
Expiring 07/24/14	JPMorgan Chase	PLN	2,398	783,900	788,301	(4,401)
Russian Ruble,
Expiring 07/17/14	Citigroup Global Markets	RUB	46,246	1,306,700	1,355,622	(48,922)
Expiring 07/17/14	Citigroup Global Markets	RUB	13,871	390,900	406,606	(15,706)
Singapore Dollar,
Expiring 07/17/14	Barclays Capital Group	SGD	2,297	1,827,800	1,842,428	(14,628)
Expiring 07/17/14	Barclays Capital Group	SGD	1,646	1,311,800	1,320,208	(8,408)
Expiring 07/17/14	Credit Suisse First Boston Corp.	SGD	2,435	1,935,000	1,952,644	(17,644)
South African Rand,
Expiring 07/25/14	Barclays Capital Group	ZAR	7,048	652,600	659,748	(7,148)
Expiring 07/25/14	Barclays Capital Group	ZAR	6,918	643,600	647,557	(3,957)
Expiring 07/25/14	Citigroup Global Markets	ZAR	13,592	1,300,700	1,272,240	28,460
Expiring 07/25/14	Citigroup Global Markets	ZAR	6,896	648,600	645,481	3,119
Expiring 07/25/14	JPMorgan Chase	ZAR	1,410	130,400	131,942	(1,542)
Swedish Krona,
Expiring 07/24/14	Barclays Capital Group	SEK	8,511	1,297,300	1,273,402	23,898
Expiring 07/24/14	Barclays Capital Group	SEK	6,174	916,800	923,693	(6,893)
Expiring 07/24/14	Citigroup Global Markets	SEK	8,544	1,300,900	1,278,355	22,545
Swiss Franc,
Expiring 07/24/14	JPMorgan Chase	CHF	1,173	1,306,800	1,323,096	(16,296)
Turkish Lira,
Expiring 07/25/14	Barclays Capital Group	TRY	35,600	16,346,095	16,713,264	(367,169)
Expiring 07/25/14	Barclays Capital Group	TRY	1,679	781,900	788,056	(6,156)
Expiring 07/25/14	Citigroup Global Markets	TRY	1,122	521,800	526,563	(4,763)
Expiring 07/25/14	JPMorgan Chase	TRY	1,976	914,500	927,650	(13,150)

				$126,336,960	$127,094,267	$(757,307)

Cross currency exchange contracts outstanding at June 30, 2014:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation	Counterparty
07/24/14	Buy	CHF	1,174	HUF	293,086	$29,087	Barclays Capital Group

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL 22,930	01/01/17	0.000%	Brazilian interbank lending rate(1)	$(157,018)	$—	$(157,018)	Hong Kong & Shanghai Bank

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (continued)
BRL	5,252	01/01/21	0.000%	Brazilian interbank lending rate(1)	$123,580	$—	$123,580	Deutsche Bank AG
CLP	230,000	02/27/24	5.240%	3 Month LIBOR(1)	24,250	—	24,250	Barclays Capital Group
COP	1,205,000	11/19/18	5.380%	3 Month LIBOR(1)	1,313	—	1,313	Deutsche Bank AG
COP	1,205,000	11/20/18	5.290%	3 Month LIBOR(1)	(841)	—	(841)	Deutsche Bank AG
EUR	10,500	05/03/16	0.468%	Euro 6 Month LIBOR(2)	(40,286)	—	(40,286)	Citigroup Global Markets
EUR	9,000	05/03/18	0.744%	Euro 6 Month LIBOR(2)	(125,836)	—	(125,836)	Citigroup Global Markets
EUR	9,400	05/03/23	1.471%	Euro 6 Month LIBOR(2)	(226,468)	—	(226,468)	Citigroup Global Markets
ILS	25,400	11/20/18	2.163%	3 Month LIBOR(1)	286,859	—	286,859	Barclays Capital Group
MXN	47,400	06/20/18	6.020%	Mexican 3 Month LIBOR(1)	204,830	—	204,830	Credit Suisse First Boston Corp.
MXN	45,500	11/09/18	5.410%	Mexican 3 Month LIBOR(1)	102,024	—	102,024	Deutsche Bank AG
MXN	116,100	04/28/23	5.100%	Mexican 3 Month LIBOR(1)	(548,976)	—	(548,976)	Barclays Capital Group
MXN	22,200	10/20/23	6.540%	Mexican 3 Month LIBOR(1)	75,524	—	75,524	Deutsche Bank AG
NZD	1,700	08/12/18	4.143%	NZDBBR(1)	(2,865)	—	(2,865)	Citigroup Global Markets
NZD	1,275	08/13/18	4.218%	NZDBBR(1)	1,330	—	1,330	Barclays Capital Group
NZD	1,275	08/13/18	4.160%	NZDBBR(1)	(1,304)	—	(1,304)	Citigroup Global Markets
NZD	1,725	08/12/23	4.648%	NZDBBR(1)	(1,679)	—	(1,679)	Citigroup Global Markets
NZD	1,255	08/13/23	4.730%	NZDBBR(1)	5,786	—	5,786	Barclays Capital Group
NZD	1,255	08/13/23	4.668%	NZDBBR(1)	498	—	498	Citigroup Global Markets
PLN	19,800	06/28/18	3.736%	Polish 6 Month LIBOR(1)	235,860	—	235,860	Citigroup Global Markets
RUB	65,000	05/17/23	7.250%	Russian 3 Month LIBOR(1)	(199,486)	—	(199,486)	Credit Suisse First Boston Corp.
RUB	65,000	05/20/23	7.250%	Russian 3 Month LIBOR(1)	(199,971)	370	(200,341)	Credit Suisse First Boston Corp.
ZAR	40,000	06/25/18	7.420%	South African 3 Month LIBOR(1)	10,635	—	10,635	Barclays Capital Group
ZAR	10,000	09/03/33	8.970%	3 month JIBAR(1)	34,925	(198)	35,123	Hong Kong & Shanghai Bank

					$(397,316)	$172	$(397,488)

Notional Amount# (000)		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
	1,650	06/18/15	0.433%	3 Month LIBOR(1)	$—	$2,563	$2,563
	97,730	11/30/18	1.625%	3 Month LIBOR(2)	(88,986)	(98,667)	(9,681)
	63,750	05/15/21	2.375%	3 Month LIBOR(2)	(377,716)	(621,639)	(243,923)
	8,310	08/08/23	4.283%	3 month LIBOR(1)	—	279,080	279,080
	8,310	08/09/23	4.231%	3 month LIBOR(1)	—	260,172	260,172
	2,900	03/31/44	3.474%	3 Month LIBOR(1)	201	96,246	96,045
AUD	1,800	03/07/29	4.743%	6 Month LIBOR(1)	—	92,876	92,876
HUF	860,000	11/18/18	4.340%	6 Month LIBOR(1)	—	341,865	341,865
HUF	77,900	09/02/23	6.085%	6 Month LIBOR(1)	—	80,100	80,100
HUF	400,000	09/03/23	5.940%	6 Month LIBOR(1)	—	389,133	389,133
MXN	50,000	04/18/19	5.480%	Mexican 3 Month LIBOR(1)	—	107,220	107,220
NZD	20,190	09/01/15	3.858%	3 month LIBOR(1)	—	(33,009)	(33,009)
PLN	15,000	09/03/18	3.985%	6 Month LIBOR(1)	—	340,987	340,987
	10	02/18/16	0.450%	3 Month LIBOR(1)	—	14	14

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount# (000)		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements (continued)
ZAR	30,300	02/24/16	7.200%	3 Month LIBOR(1)	$—	$28,257	$28,257
ZAR	60,600	03/04/16	7.200%	3 Month LIBOR(1)	—	54,369	54,369
ZAR	23,800	11/14/23	8.190%	3 Month LIBOR(1)	—	14,428	14,428

					$(466,501)	$1,333,995	$1,800,496

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Notional Amount (000)(2)#	Fixed Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation
Exchange-traded credit default swaps—Buy Protection(1):
CDX.NA.IG.20-V1	06/20/18	60,000	1.000%	$(428,637)	$(1,318,810)	$(890,173)
CDX.NA.IG.22	06/20/19	31,000	1.000%	(474,100)	(623,836)	(149,736)

				$(902,737)	$(1,942,646)	$(1,039,909)

U.S. Treasury and U.S. Government Agency Securities with a combined market value of $3,262,392 have been segregated with Citigroup Global Markets to cover requirements for open contracts as of June 30, 2014.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at June 30, 2014:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	448	3 month LIBOR	JPY	43,650	3 Month LIBOR minus 35.75 bps	Citigroup Global Markets	05/02/15	$17,762	$—	$17,762
TRY	27,450	8.69%		13,210	3 month LIBOR	Hong Kong & Shanghai Bank	09/09/15	809,802	—	809,802
TRY	3,440	7.70%		1,787	3 month LIBOR	Barclays Capital Group	07/22/18	(77,146)	—	(77,146)
TRY	3,630	7.71%		1,888	3 month LIBOR	Barclays Capital Group	07/23/18	(83,050)	—	(83,050)
	3,431	3 month LIBOR	JPY	350,000	3 Month LIBOR minus 35.75 bps	Deutsche Bank AG	05/14/17	(21,639)	—	(21,639)

								$645,729	$—	$645,729

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$4,070,870,224	$1,007,835,493	$—
Exchange Traded Funds	13,755,048	—	—
Preferred Stocks	6,276,246	704,538	—
Rights	—	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	90,541,283	17,269,372
Non-Residential Mortgage-Backed Securities	—	9,055,992	—
Residential Mortgage-Backed Securities	—	79,043,787	—
Bank Loans	—	26,825,964	—
Commercial Mortgage-Backed Securities	—	126,577,373	—
Corporate Bonds	—	450,503,939	2,446,051
Municipal Bonds	—	11,597,699	—
Non-Corporate Foreign Agencies	—	26,355,569	—
Foreign Government Bonds	—	80,939,068	—
U.S. Government Agency Obligations	—	238,720,282	—
U.S. Treasury Obligations	—	148,531,366	—
Affiliated Money Market Mutual Fund	1,014,501,885	—	—
Options Purchased	—	497,925	—
Short Sales — U.S. Treasury Obligations	—	(8,977,705)	—
Other Financial Instruments*
Futures	2,934,706	—	—
Foreign Forward Currency Contracts	—	(25,062)	—
Interest Rate Swaps	—	1,403,008	—
Credit Default Swaps	—	(1,039,909)	—
Currency Swap Agreements	—	645,729	—

Total	$5,108,338,109	$2,289,736,339	$19,715,423

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (3.2% represents investments purchased with collateral from securities on loan)	14.6%
Banks	7.7
Oil, Gas & Consumable Fuels	6.1
Pharmaceuticals	4.4
U.S. Government Agency Obligations	3.4
Insurance	2.9
Software	2.4
Real Estate Investment Trusts (REITs)	2.3
Chemicals	2.3
Media	2.3
Technology Hardware, Storage & Peripherals	2.2
U.S. Treasury Obligations	2.1
Semiconductors & Semiconductor Equipment	2.1
Machinery	2.0
Commercial Mortgage-Backed Securities	1.8
Capital Markets	1.8
Internet Software & Services	1.8
IT Services	1.7
Diversified Telecommunication Services	1.7
Food Products	1.7
Biotechnology	1.6
Electric Utilities	1.6
Specialty Retail	1.6
Collateralized Loan Obligations	1.6
Hotels, Restaurants & Leisure	1.5
Metals & Mining	1.4
Health Care Providers & Services	1.4
Aerospace & Defense	1.4
Food & Staples Retailing	1.4
Health Care Equipment & Supplies	1.4
Beverages	1.4
Communications Equipment	1.3
Energy Equipment & Services	1.2
Foreign Government Bonds	1.2
Industrial Conglomerates	1.1
Residential Mortgage-Backed Securities	1.1
Road & Rail	0.9
Multi-Utilities	0.9
Electrical Equipment	0.8
Automobiles	0.8
Electronic Equipment, Instruments & Components	0.8
Auto Components	0.8
Tobacco	0.8
Real Estate Management & Development	0.7
Diversified Financial Services	0.7
Household Durables	0.7
Household Products	0.7
Textiles, Apparel & Luxury Goods	0.6
Trading Companies & Distributors	0.6
Consumer Finance	0.6
Gas Utilities	0.5
Airlines	0.5
Construction & Engineering	0.5
Internet & Catalog Retail	0.5
Multiline Retail	0.4
Air Freight & Logistics	0.4
Wireless Telecommunication Services	0.4
Non-Corporate Foreign Agencies	0.4

Commercial Services & Supplies	0.3%
Building Products	0.3
Life Sciences Tools & Services	0.3
Professional Services	0.3
Marine	0.3
Diversified Consumer Services	0.2
Containers & Packaging	0.2
Exchange Traded Funds	0.2
Paper & Forest Products	0.2
Municipal Bonds	0.2
Health Care Technology	0.1
Thrifts & Mortgage Finance	0.1
Independent Power & Renewable Electricity Producers	0.1
Non-Residential Mortgage-Backed Securities	0.1
Construction Materials	0.1
Leisure Products	0.1
Distributors	0.1
Personal Products	0.1
U.S. Treasury Obligations	(0.1)

106.7
Liabilities in excess of other assets	(6.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risks associated with these derivative instruments are interest rate risk, foreign exchange risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$2,332,688	*	Due from broker — variation margin	$601,009	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	1,107,612		Unrealized depreciation on over-the-counter swap agreements	1,505,100
Interest rate contracts	Premiums paid for swap agreements	370		Premiums received for swap agreements	198
Interest rate contracts	Unaffiliated investments	497,925		—	—
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,620,922		Unrealized depreciation on foreign currency forward contracts	1,645,984
Foreign exchange contracts	Unrealized appreciation on over-the-counter swap agreements	827,564		Unrealized depreciation on over-the-counter swap agreements	181,835
Credit contracts	—	—		Due from broker — variation margin	1,039,909	*
Equity contracts	Due from broker — variation margin	3,157,920	*	Due from broker — variation margin	154,397	*

Total		$9,545,001			$5,128,432

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Purchased Options(1)	Futures	Written Options	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$—	$128,267	$2,471,952	$45,923	$(172,825)	$—	$2,473,317
Foreign exchange contracts	—	—	—	—	(491,148)	(201,507)	(692,655)
Credit contracts	—	—	—	—	(730,352)	—	(730,352)
Equity contracts	620	—	20,741,451	—	—	—	20,742,071

Total	$620	$128,267	$23,213,403	$45,923	$(1,394,325)	$(201,507)	$21,792,381

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Purchased Options(3)	Futures	Swaps	Forward Currency Contracts(4)	Total
Interest rate contracts	$—	$(4,183)	$3,037,454	$1,025,125	$—	$4,058,396
Foreign exchange contracts	—	—		1,168,068	(1,402,562)	(234,494)
Credit contracts	—	—	—	42,871	—	42,871
Equity contracts	(24,161)	—	(6,797,765)	—	—	(6,821,926)

Total	$(24,161)	$(4,183)	$(3,760,311)	$2,236,064	$(1,402,562)	$(2,955,153)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts — Long Positions(3)	Futures Contracts — Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)	Interest Rate Swap Agreements(6)	Credit Default Swap Agreements — Buy Protection(6)	Currency Swap Agreements(6)
$351,351	$24,868	$579,305,918	$31,153,890	$119,389,529	$134,568,463	$291,219,287	$92,083,333	$18,476,667

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Value at Settlement Date Payable.

(5)	Value at Settlement Date Receivable.

(6)	Notional Amount.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Barclays Capital Group	$564,903	$(564,903)	$—	$—
BNP Paribas	63,817	(63,817)	—	—
Citigroup Global Markets	1,603,329	(1,138,483)	(735,373)	—
Credit Suisse First Boston Corp.	234,197	(234,197)	—	—
Deutsche Bank AG	350,263	(102,413)	—	247,850
Goldman Sachs & Co.	42,988	—	—	42,988
Hong Kong & Shanghai Bank	869,680	(157,216)	(594,004)	118,460
JPMorgan Chase.	178,559	(122,236)	—	56,323
Toronto Dominion	135,447	(3,241)	—	132,206
UBS AG	11,210	(7,888)	—	3,322

	$4,054,393

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Barclays Capital Group	$(1,276,339)	$564,903	$771,284	$—
BNP Paribas	(100,863)	63,817	—	(37,046)
Citigroup Global Markets	(1,138,483)	1,138,483	—	—
Credit Suisse First Boston Corp.	(424,438)	234,197	582,691	—
Deutsche Bank AG	(102,413)	102,413	—	—
Goldman Sachs & Co.	—	—	—	—
Hong Kong & Shanghai Bank	(157,216)	157,216	—	—
JPMorgan Chase.	(122,236)	122,236	—	—
Toronto Dominion	(3,241)	3,241	—	—
UBS AG	(7,888)	7,888	—	—

	$(3,333,117)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $307,462,551:
Unaffiliated investments (cost $5,766,792,613)	$6,408,347,219
Affiliated investments (cost $1,014,501,885)	1,014,501,885
Foreign currency, at value (cost $2,478,970)	2,480,205
Deposit with broker	840,051
Receivable for investments sold	127,189,400
Dividends and interest receivable	16,616,001
Receivable for fund share sold	4,987,303
Tax reclaim receivable	2,565,961
Unrealized appreciation on over-the-counter swap agreements	1,935,176
Unrealized appreciation on foreign currency forward contracts	1,620,922
Due from broker-variation margin	1,548,830
Premiums paid for swap agreements	370
Prepaid expenses	6,736

Total Assets	7,582,640,059

LIABILITIES:
Payable to broker for collateral for securities on loan	316,177,464
Payable for investments purchased.	306,193,107
Securities sold short, at value (proceeds received $8,975,957)	8,977,705
Unrealized depreciation on over-the-counter swap agreements	1,686,935
Unrealized depreciation on foreign currency forward contracts	1,645,984
Advisory fees payable	1,530,913
Accrued expenses and other liabilities	391,197
Payable to custodian	208,612
Distribution fee payable	75,753
Interest payable on investments sold short	9,689
Affiliated transfer agent fee payable	365
Premiums received for swap agreements	198

Total Liabilities	636,897,922

NET ASSETS	$6,945,742,137

Net assets were comprised of:
Paid-in capital	$5,544,565,064
Retained earnings	1,401,177,073

Net assets, June 30, 2014	$6,945,742,137

Net asset value and redemption price per share, $6,945,742,137 / 542,617,013 outstanding shares of beneficial interest.	$12.80

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $2,298,226 foreign withholding tax)	$59,579,301
Interest income	17,099,521
Affiliated dividend income	421,300
Affiliated income from securities lending, net	329,018

77,429,140

EXPENSES
Advisory fees	26,058,263
Distribution fee	3,237,355
Custodian and accounting fees	662,000
Insurance expenses	39,000
Trustees’ fees	31,000
Audit fee	19,000
Legal fees and expenses	11,000
Commitment fee on syndicated credit agreement	9,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Loan interest expense	637
Miscellaneous.	51,113

Total expenses	30,126,368
Less: advisory fee waivers and/or expense reimbursement	(647,471)

Net expenses	29,478,897

NET INVESTMENT INCOME	47,950,243

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	193,123,996
Futures transactions	23,213,403
Options written transactions	45,923
Short sales transactions	(769,024)
Swap agreements transactions	(1,394,325)
Foreign currency transactions	(46,197)

214,173,776

Net change in unrealized appreciation (depreciation) on:
Investments.	185,968,555
Futures	(3,760,311)
Short sales	(1,748)
Swap agreements	2,236,064
Foreign currencies	(1,374,108)

183,068,452

NET GAIN ON INVESTMENTS	397,242,228

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$445,192,471

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$47,950,243	$73,970,491
Net realized gain on investment and foreign currency transactions	214,173,776	522,882,981
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	183,068,452	293,059,488

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	445,192,471	889,912,960

FUND SHARE TRANSACTIONS:
Fund share sold [24,278,006 and 122,499,837 shares, respectively]	297,076,200	1,331,327,558
Fund share repurchased [14,942,507 and 83,280,097 shares, respectively]	(176,013,094)	(890,679,552)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	121,063,106	440,648,006

TOTAL INCREASE IN NET ASSETS	566,255,577	1,330,560,966
NET ASSETS:
Beginning of period	6,379,486,560	5,048,925,594

End of period	$6,945,742,137	$6,379,486,560

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST RCM WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 88.8%
COMMON STOCKS — 60.2%	Shares	Value (Note 2)
Argentina
Banco Macro SA, ADR	3,268	$117,746
BBVA Banco Frances SA, ADR*	9,351	108,846
Telecom Argentina SA, ADR	8,820	207,711

		434,303

Australia — 0.7%
Arrium Ltd.	1,680,898	1,264,413
Australia & New Zealand Banking Group Ltd.	301,409	9,477,672
BC Iron Ltd.	96,007	290,624
Bendigo and Adelaide Bank Ltd.	195,446	2,248,594
Cromwell Property Group	948,159	871,747
Downer EDI Ltd.	782,762	3,340,622
Flight Centre Travel Group Ltd.	28,284	1,185,211
Fortescue Metals Group Ltd.	1,354,722	5,595,211
Goodman Fielder Ltd.	1,505,939	965,619
iiNET Ltd.	132,643	914,336
Primary Health Care Ltd.	454,527	1,943,779
Westpac Banking Corp.	169,330	5,416,220

		33,514,048

Austria — 0.2%
AMS AG	22,295	3,700,664
Schoeller-Bleckmann Oilfield Equipment AG	17,900	2,309,867
Wienerberger AG	69,200	1,159,496

		7,170,027

Belgium — 0.2%
Anheuser-Busch InBev NV	45,459	5,223,256
Arseus NV	20,151	1,153,330
Delhaize Group SA	31,249	2,114,532
Ontex Group NV*	40,986	1,058,464

		9,549,582

Bermuda — 0.1%
Aspen Insurance Holdings Ltd.	58,580	2,660,704
Montpelier Re Holdings Ltd.	39,310	1,255,955

		3,916,659

Brazil — 0.2%
AES Tiete SA	24,800	182,955
AMBEV SA, ADR	214,813	1,512,284
Banco do Brasil SA	27,700	310,912
BB Seguridade Participacoes SA	25,700	375,468
BM&FBovespa SA	89,700	472,148
Braskem SA (PRFC A)	53,800	343,814
Cia de Saneamento Basico do Estado de Sao Paulo	36,000	385,499
Cia Energetica de Minas Gerais, ADR(a)	24,154	192,990
Cia Paranaense de Energia, ADR(a)	39,151	599,402
Cielo SA	26,200	540,127
Cosan Ltd.	20,454	277,356
Duratex SA	101,860	412,142
Embraer SA	42,200	383,897
Fibria Celulose SA*	66,900	646,745
JBS SA	248,400	846,550
Kroton Educacional SA	10,900	306,305
M Dias Branco SA	8,700	381,587
MRV Engenharia e Participacoes SA	82,400	275,972
Petroleo Brasileiro SA, ADR	13,023	190,526

COMMON STOCKS (continued)	Shares	Value (Note 2)
Brazil (continued)
Porto Seguro SA	16,100	$229,969
Sul America SA, UTS	58,900	415,059
Telefonica Brasil SA, ADR	9,634	197,593
Tractebel Energia SA	33,200	498,714
Transmissora Alianca de Energia Eletrica SA, UTS	16,100	144,423
Vale SA, ADR(a)	29,518	390,523

		10,512,960

Canada — 2.3%
Agrium, Inc.	75,253	6,893,754
Alimentation Couche Tard, Inc. (Class B Stock)	320,445	8,778,040
Atco Ltd. (Class I Stock)	48,115	2,332,138
Bank of Montreal	131,669	9,696,406
BCE, Inc.	93,093	4,222,577
Brookfield Residential Properties, Inc.*	36,575	758,931
Canadian Natural Resources Ltd. (XTSE)	20,670	949,768
Canadian Tire Corp. Ltd. (Class A Stock)	73,208	7,023,385
Canfor Corp.*	116,107	2,541,830
CCL Industries, Inc. (Class B Stock)	29,359	2,827,081
CGI Group, Inc. (Class A Stock)*	26,491	938,934
DH Corp.	23,890	695,173
Empire Co. Ltd. (Class A Stock)	66,940	4,551,958
Genworth MI Canada, Inc.	44,306	1,578,249
George Weston Ltd.	19,680	1,451,678
Husky Energy, Inc.	106,640	3,443,901
Magna International, Inc.	116,991	12,593,211
Methanex Corp.	21,440	1,325,521
Metro, Inc.	70,157	4,337,432
National Bank of Canada	152,604	6,472,852
Newalta Corp.	22,930	460,513
Norbord, Inc.	62,858	1,542,217
Parkland Fuel Corp.	65,122	1,254,776
Royal Bank of Canada	147,865	10,570,397
Shaw Communications, Inc. (Class B Stock)	138,770	3,558,172
Stantec, Inc.	15,708	972,761
Toronto-Dominion Bank (The)	67,680	3,484,056
Western Forest Products, Inc.	307,350	642,323
Whitecap Resources, Inc.	55,690	859,579

		106,757,613

Cayman Islands
Herbalife Ltd.(a)	7,670	495,022

Chile
Banco de Chile, ADR	3,238	259,396
Corpbanca SA, ADR	17,342	323,255

		582,651

China — 0.5%
Agricultural Bank of China Ltd. (Class H Stock)	1,763,000	778,142
Bank of China Ltd. (Class H Stock)	4,082,000	1,827,569
Bank of Communications Co. Ltd. (Class H Stock)*	796,000	549,458
Beijing Capital International Airport Co. Ltd. (Class H Stock)	406,000	279,117
Bolina Holding Co. Ltd.	404,000	152,730
Brilliance China Automotive Holdings Ltd.	206,000	386,690

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
China CITIC Bank Corp. Ltd. (Class H Stock)	857,000	$519,629
China Communications Construction Co. Ltd. (Class H Stock)	375,000	251,331
China Construction Bank Corp. (Class H Stock)*	2,701,000	2,042,636
China Merchants Bank Co. Ltd. (Class H Stock)*	139,000	274,028
China Minsheng Banking Corp Ltd. (Class H Stock)	526,600	477,156
China Mobile Ltd.	106,500	1,034,407
China National Building Material Co. Ltd. (Class H Stock)	316,000	278,240
China Petroleum & Chemical Corp. (Class H Stock)	1,174,200	1,116,362
China Power International Development Ltd.	1,265,000	500,180
China Railway Construction Corp. Ltd. (Class H Stock)	294,000	258,841
China Shanshui Cement Group Ltd.	496,000	174,471
China South City Holdings Ltd.	500,000	262,558
China Southern Airlines Co. Ltd. (Class H Stock)	388,000	117,097
China Travel International Investment Hong Kong Ltd.	1,468,000	287,852
Chongqing Rural Commercial Bank (Class H Stock)	740,000	341,848
CNOOC Ltd.	859,000	1,544,195
Country Garden Holdings Co.	260,000	103,283
Fosun International Ltd.	271,117	360,130
Giant Interactive Group, Inc., ADR	34,769	411,665
Great Wall Motor Co. Ltd. (Class H Stock)	113,000	420,207
Guangdong Investment Ltd.	234,000	270,247
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	304,800	376,410
Huadian Power International Corp. Ltd. (Class H Stock)	454,000	274,911
Huaneng Power International, Inc. (Class H Stock)*	158,000	178,691
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,765,000	1,748,407
KWG Property Holding Ltd.	479,000	273,771
Lenovo Group Ltd.	584,000	797,823
Minth Group Ltd.	160,000	310,830
NetEase, Inc., ADR	2,506	196,370
PetroChina Co. Ltd. (Class H Stock)	326,000	410,100
PICC Property & Casualty Co. Ltd. (Class H Stock)	150,860	228,576
Ping An Insurance Group Co. (Class H Stock)	81,500	630,975
Poly Property Group Co. Ltd.	622,000	259,330
Shenzhen International Holdings Ltd.	282,750	347,995
Shenzhen Investment Ltd.	250,000	79,964
Sino-Ocean Land Holdings Ltd.	298,000	151,103
Sinopec Engineering Group Co. Ltd. (Class H Stock)	148,500	167,002
Tencent Holdings Ltd.	58,900	896,049
TPV Technology Ltd.	1,500,000	276,870
Xinyi Solar Holdings Ltd.	234,000	60,124
Xinyuan Real Estate Co. Ltd., ADR	76,459	322,657

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
Yuexiu Property Co. Ltd.	1,008,000	$192,443

		23,200,470

Colombia
Corporacion Financiera Colombiana SA	18,810	384,115
Pacific Rubiales Energy Corp.	37,162	755,046

		1,139,161

Czech Republic
Komercni Banka A/S	1,239	284,949

Denmark — 0.9%
A.P. Moller-Maersk A/S (Class B Stock)	3,325	8,266,896
Carlsberg A/S (Class B Stock)	46,878	5,048,938
Chr Hansen Holding A/S	42,600	1,794,011
D/S Norden A/S(a)	20,974	703,711
DSV A/S	195,436	6,372,852
GN Store Nord A/S	41,500	1,189,332
Novo Nordisk A/S (Class B Stock)	192,810	8,898,753
OW Bunker A/S*	55,560	1,821,439
SimCorp A/S	113,826	3,918,939
Topdanmark A/S*	68,900	2,096,731

		40,111,602

Finland — 0.2%
Amer Sports Oyj	71,600	1,465,180
Cramo Oyj	18,977	461,194
Huhtamaki Oyj	42,481	1,110,295
Neste Oil Oyj(a)	173,509	3,385,599
Sampo PLC (Class A Stock)	33,922	1,714,839
UPM-Kymmene Oyj	62,251	1,063,344
Vacon PLC	45,900	1,863,529

		11,063,980

France — 2.3%
Airbus Group NV	18,962	1,271,365
AXA SA	70,725	1,689,856
BNP Paribas SA	82,486	5,605,648
Bureau Veritas SA	127,952	3,553,671
Christian Dior SA	16,308	3,246,900
Cie Generale des Etablissements Michelin	58,278	6,958,524
Credit Agricole SA	99,980	1,411,604
Dassault Systemes	19,926	2,562,106
Edenred	61,852	1,875,598
Essilor International SA	17,654	1,870,901
GameLoft SE*	135,500	1,250,806
Ingenico(a)	37,061	3,223,266
Korian-Medica*	57,500	2,196,700
Legrand SA	110,577	6,771,802
L’Oreal SA	19,931	3,431,702
LVMH Moet Hennessy Louis Vuitton SA	18,486	3,567,223
Naturex(a)	15,100	1,382,182
Orange SA	257,224	4,069,881
Renault SA	51,763	4,679,102
Safran SA	34,690	2,270,973
Sartorius Stedim Biotech	12,600	2,263,516
Schneider Electric SE	65,891	6,213,088
SCOR SE	70,375	2,423,221
Societe BIC SA	15,409	2,108,536
Sodexo	41,982	4,517,229
Teleperformance	24,867	1,523,398

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
Thales SA	39,008	$2,358,596
Total SA	222,104	16,069,160
Valeo SA	30,861	4,140,764
Virbac SA	6,600	1,524,940
Zodiac Aerospace	105,690	3,578,390

		109,610,648

Germany — 2.6%
Aareal Bank AG	54,400	2,502,626
BASF SE	86,664	10,081,073
Bayerische Motoren Werke AG	24,602	3,115,345
Bechtle AG	23,000	1,966,628
Bertrandt AG	8,900	1,414,331
Brenntag AG	11,434	2,042,738
CANCOM SE	34,707	1,774,254
Continental AG	32,701	7,560,824
Daimler AG	93,706	8,753,509
Deutsche Lufthansa AG	230,825	4,955,134
Deutsche Post AG	310,575	11,210,178
Deutsche Telekom AG	298,999	5,244,148
DMG MORI SEIKI AG	37,248	1,294,598
Duerr AG	29,926	2,649,528
Fresenius SE & Co. KGaA	25,614	3,819,959
GAGFAH SA*	125,043	2,274,372
Gerry Weber International AG	28,200	1,375,958
Hannover Rueck SE	36,860	3,319,299
Hugo Boss AG	43,927	6,559,153
Infineon Technologies AG	384,799	4,803,503
Jenoptik AG	70,200	1,142,402
Linde AG	16,118	3,425,012
MTU Aero Engines AG	9,100	835,724
Muenchener Rueckversicherungs AG	39,324	8,708,237
Rational AG	5,729	1,848,990
SAP AG	142,609	10,988,697
Suedzucker AG(a)	55,360	1,117,874
Symrise AG	26,800	1,460,367
Volkswagen AG	9,700	2,501,714
Wirecard AG	34,300	1,479,285

		120,225,460

Greece — 0.1%
Hellenic Exchanges – Athens Stock Exchange SA Holding*	108,800	1,235,188
Metka SA	51,000	900,335
OPAP SA	82,100	1,459,680
Public Power Corp. SA	84,000	1,297,644

		4,892,847

Hong Kong — 0.3%
Anxin-China Holdings Ltd.	1,024,000	137,417
Cheung Kong Holdings Ltd.	30,000	532,250
Dah Sing Banking Group Ltd.	133,200	223,509
Hua Han Bio-Pharmaceutical Holdings Ltd.	1,041,600	211,170
Hutchison Whampoa Ltd.	60,000	820,594
Jardine Matheson Holdings Ltd.	27,600	1,639,026
Ju Teng International Holdings Ltd.	654,000	469,432
K Wah International Holdings Ltd.	417,000	291,095
New World Development Co. Ltd.	1,576,000	1,794,112
Shimao Property Holdings Ltd.*	1,448,000	2,660,222
SJM Holdings Ltd.	738,000	1,848,798

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hong Kong (continued)
TCC International Holdings Ltd.	200,000	$79,973
Texhong Textile Group Ltd.	302,500	229,185
Truly International Holdings Ltd.	2,700,000	1,645,362
VST Holdings Ltd.	547,200	134,665
Wharf Holdings Ltd.	187,000	1,346,553
Xinyi Glass Holdings Ltd.	446,000	261,805
Yue Yuen Industrial Holdings Ltd.	332,500	1,112,526

		15,437,694

India — 0.1%
Dr Reddy’s Laboratories Ltd., ADR	10,407	449,062
ICICI Bank Ltd., ADR*	9,615	479,789
Infosys Ltd., ADR(a)	12,763	686,267
Reliance Industries Ltd., GDR, 144A	12,081	406,526
Tata Motors Ltd., ADR(a)	14,480	565,589
Wipro Ltd., ADR(a)	32,999	392,358

		2,979,591

Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	585,500	479,546
Bank Negara Indonesia Persero Tbk PT	1,235,000	496,618
Bank Rakyat Indonesia Persero Tbk PT	587,500	511,895
Indofood Sukses Makmur Tbk PT	661,300	374,090
Telekomunikasi Indonesia Persero Tbk PT	3,858,800	802,640
United Tractors Tbk PT	103,700	202,352

		2,867,141

Ireland — 0.6%
DCC PLC	18,400	1,128,272
Glanbia PLC	122,595	1,856,635
Greencore Group PLC	293,935	1,336,068
ICON PLC*	23,733	1,118,062
Kerry Group PLC (Class A Stock)	39,710	2,982,464
Kingspan Group PLC*	166,943	2,806,276
Shire PLC	127,091	9,969,358
Smurfit Kappa Group PLC	213,055	4,876,398

		26,073,533

Israel
Mizrahi Tefahot Bank Ltd.	31,165	402,917

Italy — 0.4%
A2A SpA	2,193,171	2,525,693
Anima Holding SpA*	141,711	855,350
Banca Popolare di Milano Scarl*	2,580,696	2,310,417
Credito Valtellinese Scarl*	919,348	1,300,446
De’ Longhi	124,379	2,688,609
Eni SpA	183,137	5,008,738
FinecoBank Banca Fineco SpA*	90,443	458,221
Mediolanum SpA	24,025	185,014
Recordati SpA	32,549	547,012
World Duty Free SpA*	44,323	539,706

		16,419,206

Japan — 3.1%
Asahi Kasei Corp.	814,000	6,231,594
Central Japan Railway Co.	44,000	6,280,923
COMSYS Holdings Corp.	143,700	2,671,767
Daicel Corp.	93,000	889,199
Daihatsu Motor Co. Ltd.	104,400	1,857,934
Denki Kagaku Kogyo KK	173,000	664,698
ITOCHU Corp.	569,500	7,311,120

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
J Trust Co. Ltd.	53,900	$792,915
Japan Airlines Co. Ltd.	125,200	6,922,247
JFE Holdings, Inc.	140,100	2,897,857
JX Holdings, Inc.	1,024,300	5,481,260
KDDI Corp.	174,500	10,646,870
Kewpie Corp.	91,400	1,488,042
Marubeni Corp.	454,000	3,322,815
Matsumotokiyoshi Holdings Co. Ltd.	45,300	1,567,958
Mitsubishi Corp.	288,900	6,013,287
Mitsubishi UFJ Financial Group, Inc.	542,400	3,329,640
Mitsui & Co. Ltd.	525,800	8,429,434
Mizuho Financial Group, Inc.	934,200	1,920,253
Namco Bandai Holdings, Inc.	185,200	4,342,134
Nippon Paper Industries Co. Ltd.	124,900	2,348,999
Nippon Telegraph & Telephone Corp.	188,100	11,723,873
Ricoh Co. Ltd.	405,000	4,827,049
Sekisui House Ltd.	314,000	4,308,862
Seven & I Holdings Co. Ltd.	45,200	1,905,172
Sumitomo Corp.	416,000	5,613,152
Sumitomo Mitsui Financial Group, Inc.	238,300	9,998,335
Sumitomo Osaka Cement Co. Ltd.	745,000	2,833,641
Toyo Suisan Kaisha Ltd.	90,000	2,774,214
Toyota Motor Corp.	152,700	9,142,549
TV Asahi Holdings Corp.	31,500	576,243
West Japan Railway Co.	99,700	4,391,834
Yokohama Rubber Co. Ltd. (The)	337,000	2,917,284

		146,423,154

Macau
MGM China Holdings Ltd.	88,400	306,582

Malaysia — 0.1%
AMMB Holdings Bhd	152,500	338,218
Hong Leong Financial Group Bhd	131,200	659,558
KLCC Property Holdings Bhd	98,100	199,500
MISC Bhd	164,100	332,200
Tenaga Nasional Bhd	317,900	1,207,708
UMW Holdings Bhd	29,000	98,673

		2,835,857

Mexico — 0.1%
Alfa SAB de CV (Class A Stock)	208,600	577,234
America Movil SAB de CV (Class L Stock)	526,700	547,263
Banregio Grupo Financiero SAB de CV	26,000	154,194
Coca-Cola Femsa SAB de CV, ADR	1,648	187,246
Gruma SAB de CV (Class B Stock)*	71,800	859,320
Grupo Aeroportuario del Centro Norte Sabde CV, ADR*(a)	7,850	253,241
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)*	39,900	270,213
Grupo Aeroportuario del Sureste SAB de CV, ADR	2,695	342,319
Industrias Bachoco SAB de CV, ADR	7,291	392,037

		3,583,067

Netherlands — 1.0%
Aegon NV	735,298	6,414,338
Akzo Nobel NV	36,387	2,728,270
ASM International NV	19,356	802,251
ASML Holding NV	51,645	4,816,484
Brunel International NV	33,606	980,782

COMMON STOCKS (continued)	Shares	Value (Note 2)
Netherlands (continued)
Delta Lloyd NV	30,600	$776,920
Heineken Holding NV	29,769	1,956,273
ING Groep NV, CVA*	170,917	2,398,391
Koninklijke DSM NV	74,188	5,398,838
Nutreco NV	49,224	2,174,091
Reed Elsevier NV	61,402	1,409,989
Royal Dutch Shell PLC (Class A Stock)	194,921	8,054,628
Royal Dutch Shell PLC (Class B Stock)	238,909	10,382,958

		48,294,213

Norway — 0.3%
DNB ASA	259,659	4,744,305
Marine Harvest ASA	282,417	3,853,750
Prosafe SE	221,900	1,828,904
TGS Nopec Geophysical Co. ASA	72,600	2,317,984

		12,744,943

Panama
Copa Holdings SA (Class A Stock)	7,808	1,113,187

Peru
Credicorp Ltd.	3,782	587,988

Philippines
Alliance Global Group, Inc.	352,500	234,868
Universal Robina Corp.	203,930	720,773

		955,641

Poland
Cyfrowy Polsat SA	29,286	215,613
KGHM Polska Miedz SA*	6,601	270,629
Polskie Gornictwo Naftowe I Gazownictwo SA	93,904	162,227
Tauron Polska Energia SA*	152,759	260,090

		908,559

Puerto Rico
Popular, Inc.*	25,490	871,248

Russia — 0.2%
Gazprom Neft OAO, ADR	39,819	888,760
Gazprom OAO, ADR*	119,212	1,038,933
Lukoil OAO, ADR	18,223	1,090,100
Magnit OJSC, GDR, 144A	7,945	471,933
MegaFon OAO, GDR, 144A*	14,568	458,892
Mobile Telesystems OJSC, ADR	26,909	531,184
NovaTek OAO, GDR, 144A	4,120	514,279
Pharmstandard OJSC, GDR, 144A*	7,212	66,344
Sberbank of Russia, ADR	131,025	1,332,524
Sistema JSFC, GDR, 144A*	14,153	436,285
Surgutneftegas OAO, ADR*	89,111	688,828
Tatneft OAO, ADR*	23,673	916,145

		8,434,207

Singapore — 0.1%
ComfortDelGro Corp. Ltd.	103,000	206,551
DBS Group Holdings Ltd.	62,000	833,881
Ezion Holdings Ltd.	1,494,000	2,494,709
Kulicke & Soffa Industries, Inc.*	54,518	777,427
StarHub Ltd.	29,000	97,063
UOL Group Ltd.	381,000	1,994,317
Wing Tai Holdings Ltd.	242,000	382,545

		6,786,493

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Africa — 0.2%
African Rainbow Minerals Ltd.	24,201	$426,244
Imperial Holdings Ltd.	32,403	609,296
Liberty Holdings Ltd.	65,124	796,250
Mondi Ltd.	69,331	1,265,822
Mpact Ltd.	71,758	188,183
MTN Group Ltd.	83,256	1,753,688
Netcare Ltd.	154,758	417,556
Omnia Holdings Ltd.	16,374	355,316
Sanlam Ltd.	148,167	860,273
Sappi Ltd.*	106,333	383,987
Sasol Ltd.	33,464	1,987,892
Steinhoff International Holdings Ltd.	168,937	941,811
Telkom SA SOC Ltd.*	61,150	262,703
Tongaat Hulett Ltd.	9,697	135,346
Vodacom Group Ltd.	36,236	447,875

		10,832,242

South Korea — 0.2%
Daeduck Electronics Co.	30,010	239,851
Dong-A Socio Holdings Co. Ltd.	1,407	177,961
Dongbu Insurance Co. Ltd.	3,523	181,011
Hana Financial Group, Inc.	12,313	456,298
Hanil Cement Co. Ltd.	1,995	272,099
Hankook Tire Worldwide Co. Ltd.	22,440	497,758
Hyundai Marine & Fire Insurance Co. Ltd.	3,770	107,514
Hyundai Mobis	1,325	372,117
Hyundai Motor Co.	5,281	1,197,312
Kia Motors Corp.	12,842	718,451
KJB Financial Group Co. Ltd.*	618	6,810
KNB Financial Group Co. Ltd.*	945	12,002
Korea Electric Power Corp.	14,970	551,100
KT Corp.	10,663	321,840
POSCO	2,787	832,826
Samsung Electronics Co. Ltd.	387	505,402
Samsung Electronics Co. Ltd., GDR, 144A	3,265	2,117,831
SK Hynix, Inc.*	25,714	1,234,731
SK Innovation Co. Ltd.	2,267	253,203
SK Telecom Co. Ltd., ADR	40,353	1,046,757
Soulbrain Co. Ltd.	2,268	77,278
Woori Finance Holdings Co. Ltd.*	8,155	97,092

		11,277,244

Spain — 0.7%
Almirall SA*	80,700	1,308,846
Amadeus IT Holding SA (Class A Stock)	45,879	1,891,284
Bolsas y Mercados Espanoles SA	35,400	1,689,787
Distribuidora Internacional de Alimentacion SA	308,717	2,841,502
Enagas SA	94,248	3,033,736
Gamesa Corp. Tecnologica SA*	112,000	1,396,922
Gas Natural SDG SA	122,374	3,866,191
Inditex SA	39,701	6,110,179
Mapfre SA	434,899	1,732,852
Melia Hotels International SA(a)	132,814	1,630,053
Obrascon Huarte Lain SA	55,488	2,435,126
Repsol SA	187,861	4,953,272
Tecnicas Reunidas SA	8,799	544,212

		33,433,962

COMMON STOCKS (continued)	Shares	Value (Note 2)
Sweden — 1.4%
Atlas Copco AB (Class A Stock)	181,621	$5,243,610
Axis Communications AB(a)	43,800	1,277,108
Betsson AB*	47,400	1,638,564
BioGaia AB (Class B Stock)	42,800	1,236,300
Elekta AB (Class B Stock)(a)	259,824	3,299,999
Hexagon AB (Class B Stock)	171,275	5,518,290
Hexpol AB	25,155	2,283,737
Investor AB (Class B Stock)	49,942	1,871,386
JM AB	42,800	1,586,295
Meda AB (Class A Stock)	88,100	1,529,458
Net Entertainment NE AB (Class B Stock)*	95,900	2,242,742
Nibe Industrier AB (Class B Stock)	37,500	1,177,336
Nordea Bank AB	298,471	4,207,829
Scandi Standard AB*	118,064	839,332
Skandinaviska Enskilda Banken AB (Class A Stock)	468,450	6,252,755
Svenska Cellulosa AB (Class B Stock)	217,631	5,667,959
Swedbank AB (Class A Stock)	291,339	7,716,732
Swedish Match AB	84,920	2,948,633
Trelleborg AB (Class B Stock)	248,935	5,294,133
Wallenstam AB (Class B Stock)	99,600	1,658,195

		63,490,393

Switzerland — 1.3%
Burckhardt Compression Holding AG	3,080	1,658,424
Cie Financiere Richemont SA	91,678	9,606,872
Clariant AG*	161,744	3,162,879
DKSH Holding AG	6,768	514,212
Georg Fischer AG*	1,490	1,066,447
Interroll Holding AG*	2,320	1,373,478
Julius Baer Group Ltd.*	54,828	2,258,877
Lindt & Spruengli AG	538	2,738,534
Nestle SA	24,190	1,874,409
Roche Holding AG	71,496	21,302,726
Sika AG	931	3,803,699
Swiss Re AG*	124,906	11,106,293
Swissquote Group Holding SA	18,600	708,931
TE Connectivity Ltd.	31,280	1,934,355

		63,110,136

Taiwan — 0.3%
Advanced Semiconductor Engineering, Inc., ADR(a)	93,029	604,689
Asustek Computer, Inc.	43,000	480,565
Chailease Holding Co. Ltd.*	130,700	328,735
Chicony Electronics Co. Ltd.	97,160	262,506
China Development Financial Holding Corp.	752,000	247,337
Compeq Manufacturing Co. Ltd.	1,541,000	1,014,578
Fubon Financial Holding Co. Ltd.	720,000	1,040,069
Hon Hai Precision Industry Co. Ltd.	211,000	707,391
Inotera Memories, Inc.*	407,000	740,013
Lite-On Technology Corp.	264,767	442,194
Mega Financial Holding Co. Ltd.	712,000	592,489
Micro-Star International Co. Ltd.	343,000	516,470
POU Chen Corp.	223,000	268,669
Ritek Corp.*	1,097,000	172,988
SinoPac Financial Holdings Co. Ltd.	580,000	261,238
Taiwan Semiconductor Manufacturing Co. Ltd.	719,000	3,042,481
Taiwan Styrene Monomer*	246,000	155,623

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Teco Electric and Machinery Co. Ltd.	338,000	$389,070
Transcend Information, Inc.	38,000	130,598
Vanguard International Semiconductor Corp.	237,000	380,840
Winbond Electronics Corp.*	836,000	335,970

		12,114,513

Thailand — 0.1%
Advanced Info Service PCL	59,500	403,328
Bangkok Bank PCL	32,900	196,135
Delta Electronics Thailand PCL, NVDR	220,200	424,438
Kasikornbank PCL	82,500	521,120
Krung Thai Bank PCL	778,600	501,394
PTT Exploration & Production PCL	82,200	424,234
PTT Global Chemical PCL	236,400	491,665
PTT PCL	58,600	574,173

		3,536,487

Turkey — 0.1%
Albaraka Turk	139,552	117,173
Dogus Otomotiv Servis ve Ticaret A/S	83,238	328,845
Eregli Demir ve Celik Fabrikalari TAS	349,378	625,708
Ford Otomotiv Sanayi A/S*	14,317	178,444
Haci Omer Sabanci Holding A/S	60,111	280,774
Sekerbank TAS*	149,738	137,923
TAV Havalimanlari Holding A/S	57,156	454,529
Turk Hava Yollari*	112,743	345,707
Turkcell Iletisim Hizmetleri A/S, ADR*(a)	17,837	278,257
Turkiye Halk Bankasi A/S	56,514	424,281
Turkiye Sinai Kalkinma Bankasi A/S	315,561	257,691
Yazicilar Holding A/S (Class A Stock)	13,426	118,838

		3,548,170

Ukraine
MHP SA, GDR, 144A	13,424	198,689

United Arab Emirates
Dragon Oil PLC	25,407	266,394

United Kingdom — 4.6%
Associated British Foods PLC	149,392	7,791,130
AstraZeneca PLC	139,070	10,346,430
Aveva Group PLC	80,882	2,817,590
Barclays PLC	1,903,701	6,934,721
Berkeley Group Holdings PLC	73,924	3,055,418
Booker Group PLC	704,205	1,563,021
BP PLC	1,571,248	13,836,219
British American Tobacco PLC	109,317	6,504,576
BT Group PLC	1,887,436	12,402,401
Bunzl PLC	89,676	2,489,528
Centrica PLC	724,907	3,873,611
Close Brothers Group PLC	53,288	1,164,242
CNH Industrial NV	847,026	8,691,251
Compass Group PLC*	275,883	4,796,598
Croda International PLC	35,836	1,349,617
CSR PLC	108,800	1,101,790
Daily Mail & General Trust PLC (Class A Stock)	140,500	1,999,412
Delphi Automotive PLC	17,710	1,217,385
Diageo PLC	194,687	6,200,573
DS Smith Plc	171,000	809,781
Dunelm Group PLC	104,800	1,497,604
easyJet PLC	248,315	5,798,796

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Elementis PLC	324,170	$1,444,231
Genus PLC	90,000	1,764,868
Greene King PLC	71,424	1,031,085
Halma PLC	152,000	1,533,274
Hikma Pharmaceuticals PLC	74,100	2,126,792
HSBC Holdings PLC	405,456	4,113,361
J Sainsbury PLC	115,187	621,771
John Wood Group PLC	123,100	1,697,322
Just Eat PLC*	172,500	752,798
Ladbrokes PLC	368,416	884,494
Legal & General Group PLC	1,893,388	7,294,236
Lloyds Banking Group PLC*	3,855,585	4,900,708
Mondi PLC	327,795	5,951,056
Moneysupermarket.com Group PLC	632,306	2,039,220
Oxford Instruments PLC	85,250	1,896,182
Pace PLC	165,318	1,004,078
Paragon Group of Cos. PLC	132,427	797,163
Pets At Home Group PLC*	370,368	1,299,381
Prudential PLC	383,438	8,785,077
Reckitt Benckiser Group PLC	120,435	10,501,295
Restaurant Group PLC (The)	109,000	1,120,072
Rightmove PLC	25,500	934,731
Rotork PLC	76,212	3,477,751
SABMiller PLC	71,015	4,115,653
Safestore Holdings PLC	166,136	619,826
Senior PLC	312,800	1,515,021
Spectris PLC	96,519	3,667,598
Spirax-Sarco Engineering PLC	61,435	2,871,609
St James’s Place PLC	395,855	5,157,048
TUI Travel PLC	538,971	3,669,004
Victrex PLC	66,088	1,924,028
Vodafone Group PLC	1,022,106	3,416,147
WH Smith PLC(a)	63,846	1,168,301
Whitbread PLC	54,900	4,141,665
William Hill PLC	651,611	3,658,483
WM Morrison Supermarkets PLC	659,786	2,069,252
WPP PLC	205,766	4,484,005

		214,690,280

United States — 34.6%
3M Co.	2,540	363,830
8x8, Inc.*	54,811	442,873
ABM Industries, Inc.	24,120	650,758
Acadia Healthcare Co., Inc.*(a)	23,262	1,058,421
ACE Ltd.	60,700	6,294,590
ACI Worldwide, Inc.*	13,801	770,510
Activision Blizzard, Inc.	130,027	2,899,602
Advanced Energy Industries, Inc.*	28,920	556,710
AerCap Holdings NV*	78,675	3,603,315
Aetna, Inc.	41,080	3,330,766
AGL Resources, Inc.	19,990	1,100,050
Air Lease Corp.	49,012	1,890,883
Aircastle Ltd.	49,112	872,720
Akamai Technologies, Inc.*(a)	46,670	2,849,670
Alaska Air Group, Inc.	88,471	8,409,169
Albany Molecular Research, Inc.*	52,638	1,059,077
Alliance Data Systems Corp.*(a)	8,720	2,452,500
Allied World Assurance Co. Holdings AG	89,595	3,406,402
Allstate Corp. (The)	110,525	6,490,028
Altisource Portfolio Solutions, SA*	26,643	3,052,755

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Amazon.com, Inc.*(a)	830	$269,567
American Airlines Group, Inc.*	206,921	8,889,326
American Electric Power Co., Inc.	187,047	10,431,611
American Express Co.	5,190	492,375
American Railcar Industries, Inc.(a)	28,878	1,957,062
American States Water Co.	56,326	1,871,713
Ameriprise Financial, Inc.	74,128	8,895,360
AmerisourceBergen Corp.	144,161	10,474,738
Amgen, Inc.	182,933	21,653,779
Amsurg Corp.*	14,080	641,626
Amtrust Financial Services, Inc.(a)	71,161	2,975,241
Andersons, Inc. (The)	11,660	601,423
Anika Therapeutics, Inc.*	19,561	906,261
Antares Pharma, Inc.*(a)	35,290	94,224
Apple, Inc.	532,364	49,472,587
ArcBest Corp.	24,142	1,050,418
Archer-Daniels-Midland Co.	156,382	6,898,010
ARRIS Group, Inc.*	44,882	1,460,011
Arrow Electronics, Inc.*	98,128	5,927,912
Aspen Technology, Inc.*	28,902	1,341,053
Assurant, Inc.	33,860	2,219,523
AT&T, Inc.	711,442	25,156,589
AutoNation, Inc.*(a)	53,290	3,180,347
AutoZone, Inc.*(a)	12,311	6,601,651
Avery Dennison Corp.	13,480	690,850
Avnet, Inc.	71,980	3,189,434
Axis Capital Holdings Ltd.	137,742	6,099,216
B&G Foods, Inc.	23,262	760,435
B/E Aerospace, Inc.*	21,300	1,970,037
Baker Hughes, Inc.	63,320	4,714,174
Bank of America Corp.	152,730	2,347,460
BB&T Corp.	19,730	777,954
Becton, Dickinson and Co.	18,430	2,180,269
Benchmark Electronics, Inc.*	33,860	862,753
Berkshire Hathaway, Inc. (Class B Stock)*	120,222	15,215,296
BlackRock, Inc.	19,005	6,073,998
Blucora, Inc.*(a)	23,710	447,408
Boeing Co. (The)	50,650	6,444,199
BofI Holding, Inc.*	7,068	519,286
Boise Cascade Co.*	28,369	812,488
Bonanza Creek Energy, Inc.*	19,502	1,115,319
Booz Allen Hamilton Holding Corp.	51,008	1,083,410
Borderfree, Inc.*	16,478	273,040
BorgWarner, Inc.	33,260	2,168,219
Boston Scientific Corp.*	393,440	5,024,229
Boulder Brands, Inc.*(a)	60,393	856,373
Broadridge Financial Solutions, Inc.	92,410	3,847,952
Brocade Communications Systems, Inc.	120,260	1,106,392
CA, Inc.	122,695	3,526,254
Cadence Design Systems, Inc.*(a)	48,641	850,731
Capital One Financial Corp.	130,792	10,803,419
Cardinal Health, Inc.	21,380	1,465,813
Carrizo Oil & Gas, Inc.*(a)	21,618	1,497,263
Caterpillar, Inc.	41,810	4,543,493
Cathay General Bancorp	36,659	937,004
CDW Corp.	40,670	1,296,560
Celgene Corp.*	50,770	4,360,128
Centene Corp.*	14,215	1,074,796
CenturyLink, Inc.(a)	45,850	1,659,770
Cheesecake Factory, Inc. (The)(a)	19,266	894,328

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Chemtura Corp.*(a)	29,138	$761,376
Chesapeake Energy Corp.(a)	27,030	840,092
Chevron Corp.	160,526	20,956,669
CIGNA Corp.	35,740	3,287,008
Cincinnati Financial Corp.	52,370	2,515,855
Cintas Corp.	42,040	2,671,222
Cisco Systems, Inc.	265,294	6,592,556
Citigroup, Inc.	182,350	8,588,685
CMS Energy Corp.	299,071	9,316,062
Coca-Cola Co. (The)	17,340	734,522
Coca-Cola Enterprises, Inc.	9,890	472,544
Comcast Corp. (Class A Stock)(a)	527,089	28,294,138
Comcast Corp. (Special Class A Stock)	87,113	4,645,736
Computer Sciences Corp.	63,922	4,039,870
ConocoPhillips*	271,815	23,302,700
Constant Contact, Inc.*	27,975	898,277
Control4 Corp.*(a)	40,930	800,591
Convergys Corp.	67,909	1,455,969
CoreLogic, Inc.*	106,498	3,233,279
Core-Mark Holding Co., Inc.	29,138	1,329,567
Corning, Inc.	140,600	3,086,170
Cracker Barrel Old Country Store, Inc.	11,380	1,133,107
Cubist Pharmaceuticals, Inc.*(a)	10,101	705,252
Cumulus Media, Inc. (Class A Stock)*	155,571	1,025,213
Curtiss-Wright Corp.	17,621	1,155,233
CVR Energy, Inc.(a)	70,977	3,420,382
CVS Caremark Corp.	142,057	10,706,836
Cynosure, Inc. (Class A Stock)*	27,311	580,359
Deckers Outdoor Corp.*(a)	10,581	913,458
Delek US Holdings, Inc.	53,542	1,511,491
Deluxe Corp.	69,649	4,080,038
Devon Energy Corp.	10,550	837,670
Diamondback Energy, Inc.*	16,917	1,502,230
Dillard’s, Inc. (Class A Stock)	79,076	9,221,052
DIRECTV*	28,930	2,459,339
Discover Financial Services	48,990	3,036,400
Domtar Corp.	13,620	583,617
Dow Chemical Co. (The)	103,570	5,329,712
Dr. Pepper Snapple Group, Inc.	8,740	511,989
DTE Energy Co.	118,569	9,232,968
Duke Energy Corp.(a)	19,150	1,420,739
Dycom Industries, Inc.*	29,608	927,026
Eagle Materials, Inc.	9,631	908,011
eBay, Inc.*	93,430	4,677,106
EchoStar Corp. (Class A Stock)*	18,561	982,619
Edison International	86,124	5,004,666
Electronics For Imaging, Inc.*	53,831	2,433,161
Eli Lilly & Co.	303,937	18,895,763
EMC Corp.	175,924	4,633,838
Endologix, Inc.*	42,903	652,555
Energy XXI Bermuda Ltd.	49,127	1,160,877
EnerSys	87,944	6,049,668
EOG Resources, Inc.	35,815	4,185,341
EverBank Financial Corp.(a)	50,043	1,008,867
Everest Re Group Ltd.	57,219	9,183,077
ExamWorks Group, Inc.*	20,852	661,634
Exxon Mobil Corp.	369,628	37,214,147
Facebook, Inc. (Class A Stock)*	26,520	1,784,531
FedEx Corp.	7,680	1,162,598
Fifth Third Bancorp.	343,168	7,326,637

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Finisar Corp.*(a)	25,022	$494,185
Fiserv, Inc.*	108,154	6,523,849
FleetCor Technologies, Inc.*	51,726	6,817,487
Fluidigm Corp.*	13,753	404,338
Foot Locker, Inc.	21,430	1,086,930
Fortune Brands Home & Security, Inc.	20,590	822,159
Forward Air Corp.	9,900	473,715
Frontier Communications Corp.	87,110	508,722
Gap, Inc. (The)	129,619	5,388,262
GATX Corp.	27,630	1,849,552
General Electric Co.	691,512	18,172,935
Gentherm, Inc.*	24,229	1,076,979
Gilead Sciences, Inc.*(a)	39,370	3,264,167
Globus Medical, Inc. (Class A Stock)*	35,879	858,226
Goldman Sachs Group, Inc. (The)	61,073	10,226,063
Google, Inc. (Class A Stock)*	33,180	19,399,351
Google, Inc. (Class C Stock)*	16,328	9,393,172
Graham Holdings Co. (Class B Stock)	590	423,685
Grand Canyon Education, Inc.*	55,721	2,561,494
Gt Advanced Technologies, Inc.*(a)	58,265	1,083,729
Guidewire Software, Inc.*	18,438	749,689
H&E Equipment Services, Inc.*	22,488	817,214
Halliburton Co.	23,000	1,633,230
Hanger, Inc.*	21,492	675,923
Hanover Insurance Group, Inc. (The)	11,800	745,170
Harbinger Group, Inc.*	57,520	730,504
HealthSouth Corp.	19,530	700,541
Heartland Payment Systems, Inc.(a)	50,950	2,099,649
Helmerich & Payne, Inc.	42,112	4,889,624
Hershey Co. (The)	24,454	2,381,086
Hess Corp.	45,807	4,529,854
Hewlett-Packard Co.	67,170	2,262,286
Hilltop Holdings, Inc.*	50,054	1,064,148
HollyFrontier Corp.	11,530	503,746
Home Depot, Inc. (The)	30,670	2,483,043
Home Loan Servicing Solutions Ltd.	164,411	3,737,062
Horizon Pharma, Inc.*(a)	57,397	908,021
Huntington Ingalls Industries, Inc.	15,044	1,423,012
Huron Consulting Group, Inc.*	20,896	1,479,855
Hyster-Yale Materials Handling, Inc.	7,010	620,665
ICG Group, Inc.*	46,998	981,318
Iconix Brand Group, Inc.*(a)	103,205	4,431,623
IDACORP, Inc.	50,556	2,923,653
Insys Therapeutics, Inc.*(a)	19,000	593,370
Intel Corp.	881,677	27,243,819
International Business Machines Corp.	90,448	16,395,509
Interparfums SA	28,889	1,061,722
Intuitive Surgical, Inc.*	6,855	2,822,889
ION Geophysical Corp.*	193,622	817,085
J.M. Smucker Co. (The)	67,693	7,214,043
j2 Global, Inc.(a)	69,152	3,517,071
Jazz Pharmaceuticals PLC*	2,520	370,465
JetBlue Airways Corp.*(a)	33,010	358,159
Johnson & Johnson	277,792	29,062,599
JPMorgan Chase & Co.	592,325	34,129,767
Kaiser Aluminum Corp.(a)	16,411	1,195,870
KapStone Paper and Packaging Corp.*	108,584	3,597,388
Kennedy-Wilson Holdings, Inc	25,769	691,125
Keryx Biopharmaceuticals, Inc.*(a)	45,822	704,742
Keurig Green Mountain, Inc.	62,253	7,757,346

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
KeyCorp	24,610	$352,661
Kimberly-Clark Corp.	79,301	8,819,857
Kohl’s Corp.	7,790	410,377
Kraton Performance Polymers, Inc.*	18,575	415,894
Kroger Co. (The)	343,257	16,967,194
Lam Research Corp.	50,460	3,410,087
Las Vegas Sands Corp.	11,840	902,445
Lear Corp.	42,000	3,751,440
Legg Mason, Inc.	57,990	2,975,467
Lexmark International, Inc. (Class A Stock)(a)	19,320	930,451
Liberty Ventures*	7,420	547,596
Ligand Pharmaceuticals, Inc.*(a)	14,569	907,503
Lincoln National Corp.	151,901	7,813,787
LinnCo LLC(a)	11,870	371,412
Loral Space & Communications, Inc.*	9,840	715,270
LyondellBasell Industries NV (Class A Stock)	129,792	12,674,189
Macquarie Infrastructure Co. LLC	16,212	1,011,142
Macy’s, Inc.	146,883	8,522,152
Manitowoc Co., Inc. (The)	26,220	861,589
Marathon Oil Corp.	104,055	4,153,876
Marriott Vacations Worldwide Corp.*	53,675	3,146,965
Marvell Technology Group Ltd.	348,530	4,994,435
Matador Resources Co.*	45,352	1,327,907
Maxim Integrated Products, Inc.	145,435	4,917,157
MAXIMUS, Inc.	22,086	950,140
MB Financial, Inc.	31,729	858,269
McDonald’s Corp.(a)	46,505	4,684,914
McKesson Corp.	35,352	6,582,896
Mead Johnson Nutrition Co.	42,825	3,990,005
Mentor Graphics Corp.	87,623	1,890,028
Merck & Co., Inc.	27,060	1,565,421
Meritor, Inc.*	66,370	865,465
Methode Electronics, Inc.	21,801	833,016
MetLife, Inc.	110,660	6,148,270
MFA Financial, Inc.(a)	475,042	3,900,095
Micron Technology, Inc.*(a)	279,970	9,225,012
Microsoft Corp.	635,569	26,503,227
Middleby Corp. (The)*	13,383	1,107,042
Mitel Networks Corp.*	37,991	400,540
Molson Coors Brewing Co. (Class B Stock)	98,123	7,276,802
Mondelez International, Inc. (Class A Stock)	167,140	6,286,135
Morgan Stanley	38,340	1,239,532
Motorcar Parts of America, Inc.*	34,137	831,236
Motorola Solutions, Inc.	10,698	712,166
Murphy Oil Corp.	95,960	6,379,421
Murphy USA, Inc.*	16,920	827,219
MWI Veterinary Supply, Inc.*	4,093	581,165
Mylan, Inc.*(a)	245,772	12,672,004
National Oilwell Varco, Inc.	46,450	3,825,158
Navient Corp.	11,700	207,207
NCR Corp.*	18,420	646,358
Nektar Therapeutics*	60,159	771,238
NeuStar, Inc. (Class A Stock)*(a)	96,807	2,518,918
New York Community Bancorp, Inc.(a)	99,380	1,588,092
Newport Corp.*	37,650	696,525
NextEra Energy, Inc.	92,100	9,438,408
NiSource, Inc.	56,280	2,214,055
Norfolk Southern Corp.	8,640	890,179

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Northrop Grumman Corp.	128,717	$15,398,415
NOW, Inc.*	1	18
NPS Pharmaceuticals, Inc.*(a)	35,857	1,185,074
Oasis Petroleum, Inc.*(a)	19,502	1,089,967
Omnicare, Inc.	104,963	6,987,387
On Assignment, Inc.*	25,378	902,695
Oracle Corp.	286,000	11,591,580
O’Reilly Automotive, Inc.*(a)	14,230	2,143,038
Outerwall, Inc.*(a)	16,420	974,527
P.H. Glatfelter Co.	27,850	738,861
Pacira Pharmaceuticals, Inc.*(a)	17,154	1,575,766
Packaging Corp. of America	36,620	2,617,964
PAREXEL International Corp.*	19,502	1,030,486
Parker Drilling Co.*	130,660	851,903
PartnerRe Ltd.	42,922	4,687,512
PDL BioPharma, Inc.(a)	335,070	3,243,478
Penn Virginia Corp.*(a)	53,953	914,503
PennyMac Mortgage Investment Trust	75,614	1,658,971
PepsiCo, Inc.	53,400	4,770,756
Pfizer, Inc.	686,627	20,379,089
Phibro Animal Health Corp.*	36,900	809,955
Pinnacle Entertainment, Inc.*(a)	33,837	852,016
Pinnacle West Capital Corp.	76,217	4,408,391
Pitney Bowes, Inc.(a)	52,890	1,460,822
Plexus Corp.*	8,380	362,770
PNC Financial Services Group, Inc. (The)	98,226	8,747,025
PNM Resources, Inc.	77,062	2,260,228
Polycom, Inc.*	61,314	768,264
PolyOne Corp.	30,506	1,285,523
Portfolio Recovery Associates, Inc.*	13,688	814,847
Portland General Electric Co.	160,585	5,567,482
Praxair, Inc.	29,065	3,860,995
Primoris Services Corp.	38,555	1,111,926
Principal Financial Group, Inc.	48,753	2,461,051
PrivateBancorp, Inc.	38,166	1,109,104
Procter & Gamble Co. (The)	51,158	4,020,507
Protective Life Corp.	38,862	2,694,302
PTC, Inc.*	26,081	1,011,943
Public Service Enterprise Group, Inc.	37,190	1,516,980
QUALCOMM, Inc.	133,073	10,539,382
Quanta Services, Inc.*	149,915	5,184,061
Questcor Pharmaceuticals, Inc.(a)	24,493	2,265,358
Raytheon Co.	43,240	3,988,890
ResMed, Inc.(a)	98,661	4,995,206
Reynolds American, Inc.	87,387	5,273,805
Rite Aid Corp.*	680,874	4,881,867
Roadrunner Transportation Systems, Inc.*	32,662	917,802
Rockwood Holdings, Inc.	59,970	4,557,120
Ryder System, Inc.	50,087	4,412,164
Saia, Inc.*	20,297	891,647
Salix Pharmaceuticals Ltd.*(a)	4,641	572,467
Sanchez Energy Corp.*(a)	30,312	1,139,428
Sanderson Farms, Inc.(a)	8,930	867,996
SanDisk Corp.(a)	36,730	3,835,714
SCANA Corp.	52,120	2,804,577
Schlumberger Ltd.	73,420	8,659,889
Schweitzer-Mauduit International, Inc.	30,343	1,324,775
Science Applications International Corp.	17,670	780,307
Sealed Air Corp.	21,380	730,555
SEI Investments Co.	87,295	2,860,657

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Sensient Technologies Corp.	27,304	$1,521,379
Service Corp. International	61,960	1,283,811
Six Flags Entertainment Corp.	27,727	1,179,784
Skechers USA, Inc. (Class A Stock)*	10,180	465,226
SLM Corp.	11,700	97,227
SM Energy Co.	19,470	1,637,427
Snap-on, Inc.	22,050	2,613,366
South State Corp.	13,627	831,247
Southwest Airlines Co.	137,470	3,692,444
Southwest Gas Corp.	14,500	765,455
Southwestern Energy Co.*	61,785	2,810,600
SpartanNash Co.	20,050	421,251
Spectrum Brands Holdings, Inc.	34,550	2,972,337
Spirit Airlines, Inc.*	21,147	1,337,336
St. Jude Medical, Inc.	14,300	990,275
Starwood Hotels & Resorts Worldwide, Inc.	40,220	3,250,580
Starwood Property Trust, Inc.(a)	177,794	4,226,163
Starwood Waypoint Residential Trust*	35,559	931,996
SunEdison, Inc.*(a)	69,103	1,561,728
SunTrust Banks, Inc.	20,810	833,649
Super Micro Computer, Inc.*	33,400	844,018
Swift Transportation Co.*(a)	44,411	1,120,490
Synaptics, Inc.*	13,047	1,182,580
Synchronoss Technologies, Inc.*	29,372	1,026,845
Synergy Resources Corp.*	60,803	805,640
Syntel, Inc.*	14,531	1,249,085
TAL International Group, Inc.*	72,772	3,228,166
Target Corp.(a)	59,950	3,474,103
Team Health Holdings, Inc.*(a)	20,458	1,021,673
Tenneco, Inc.*	5,880	386,316
Thermo Fisher Scientific, Inc.	15,270	1,801,860
Time Warner Cable, Inc.	93,727	13,805,987
Time Warner, Inc.	183,282	12,875,561
Time, Inc.*	22,910	554,886
TJX Cos., Inc.	56,655	3,011,213
Torchmark Corp.	34,756	2,847,212
Tower International, Inc.*	38,772	1,428,360
Travelers Cos., Inc. (The)	118,546	11,151,622
Trimas Corp.*	14,689	560,092
Trinity Industries, Inc.(a)	218,404	9,548,623
Tutor Perini Corp.*	41,121	1,305,181
Tyson Foods, Inc. (Class A Stock)	245,201	9,204,846
U.S. Bancorp	210,795	9,131,639
Ubiquiti Networks, Inc.*(a)	21,382	966,253
Ultimate Software Group, Inc.*	7,047	973,684
Umpqua Holdings Corp.	42,036	753,293
Union Pacific Corp.	19,396	1,934,751
United Therapeutics Corp.*(a)	55,866	4,943,582
UnitedHealth Group, Inc.	153,227	12,526,307
Universal Corp.(a)	38,366	2,123,558
Unum Group	103,717	3,605,203
Urban Outfitters, Inc.*	133,465	4,519,125
USANA Health Sciences, Inc.*(a)	5,780	451,649
Valeant Pharmaceuticals International, Inc.*	91,832	11,613,148
Valero Energy Corp.	91,210	4,569,621
Validus Holdings Ltd.	113,175	4,327,812
Vectren Corp.	39,730	1,688,525
Verint Systems, Inc.*	28,966	1,420,782
Verizon Communications, Inc.	266,064	13,018,512
Viacom, Inc. (Class B Stock)	10,390	901,125

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Visa, Inc. (Class A Stock)(a)	9,080	$1,913,247
Vonage Holdings Corp.*	203,087	761,576
Voya Financial, Inc.	66,140	2,403,528
Vulcan Materials Co.	59,105	3,767,944
Wabash National Corp.*	54,048	770,184
Wal-Mart Stores, Inc.	182,322	13,686,913
Walt Disney Co. (The)	62,850	5,388,759
Waste Management, Inc.	11,840	529,603
Web.com Group, Inc.*	29,897	863,126
WellPoint, Inc.	90,370	9,724,716
Wells Fargo & Co.	716,187	37,642,789
Wendy’s Co. (The)	266,420	2,272,563
Westar Energy, Inc.(a)	79,690	3,043,361
Western Alliance Bancorp*	44,759	1,065,264
Western Digital Corp.	83,091	7,669,299
Western Refining, Inc.	49,252	1,849,413
WEX, Inc.*	9,589	1,006,557
Whirlpool Corp.	36,980	5,148,356
William Lyon Homes (Class A Stock)*	15,588	474,499
Williams-Sonoma, Inc.	17,217	1,235,836
Wintrust Financial Corp.	43,866	2,017,836
Worthington Industries, Inc.	58,005	2,496,535
Wynn Resorts Ltd.	2,110	437,952
Xcel Energy, Inc.	127,230	4,100,623
Xerox Corp.	133,669	1,662,842
XPO Logistics, Inc.*(a)	33,367	954,964

		1,621,253,059

TOTAL COMMON STOCKS (cost $2,445,313,876)		2,819,238,772

PREFERRED STOCKS — 0.6%
Brazil — 0.2%
AES Tiete SA (PRFC)	23,400	206,517
Banco Bradesco SA (PRFC)	76,300	1,108,500
Banco do Estado do Rio Grande do Sul SA (PRFC B)	28,200	137,203
Bradespar SA (PRFC)	21,800	199,796
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (PRFC)	12,417	575,280
Cia Energetica de Sao Paulo (PRFC B)	22,400	281,128
Gerdau SA (PRFC)	64,500	379,790
Itau Unibanco Holding SA (PRFC)	104,668	1,506,897
Itausa – Investimentos Itau SA (PRFC)	176,770	691,239
Petroleo Brasileiro SA, ADR (PRFC)	105,700	827,134
Vale SA (PRFC), ADR	55,447	659,819

		6,573,303

Germany — 0.3%
Fuchs Petrolub SE (PRFC)	46,779	2,110,737
Volkswagen AG (PRFC)	42,617	11,162,103

		13,272,840

South Korea — 0.1%
Hyundai Motor Co. (PRFC)	9,303	1,393,143
Samsung Electronics Co. Ltd. (PRFC)	3,188	3,340,693

PREFERRED STOCKS (continued)		Shares	Value (Note 2)
South Korea (continued)
Samsung Electronics Co. Ltd. (PRFC), GDR, 144A		2,657	$1,389,611

			6,123,447

TOTAL PREFERRED STOCKS (cost $21,864,484)			25,969,590

UNAFFILIATED MUTUAL FUND
Chemtrade Logistics Income Fund (cost $459,007)		23,910	470,559

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 10.5%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
1.625%	02/24/17	1,000	1,017,523
Westpac Banking Corp.,
Sr. Unsec’d. Notes, MTN
0.950%	01/12/16	4,000	4,020,812

			5,038,335

Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22	2,000	1,916,472
5.375%	01/15/20	1,000	1,154,498
Delhaize Group SA,
Gtd. Notes
5.700%	10/01/40	1,000	1,066,634

			4,137,604

Brazil — 0.1%
Petrobras Global Finance BV,
Gtd. Notes
2.000%	05/20/16	3,000	3,004,332
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22	2,000	2,053,400

			5,057,732

Canada — 0.4%
Barrick Gold Corp.,
Sr. Unsec’d. Notes
4.100%	05/01/23	1,000	995,849
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	2,000	2,092,548
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
3.600%	01/15/17	2,500	2,622,903
4.250%	10/25/22	1,000	1,012,816
Royal Bank of Canada,
Sr. Unsec’d. Notes, MTN
1.500%	01/16/18	3,000	3,010,143
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38	2,000	2,568,830

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada (continued)
Teck Resources Ltd.,
Gtd. Notes(a)
2.500%	02/01/18	3,000	$3,055,725
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20	2,000	2,153,100
7.625%	01/15/39	1,000	1,453,659

			18,965,573

China
CNOOC Curtis Funding No 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23	1,200	1,258,889

Ecuador — 0.1%
Ecuador Government International Bond,
Sr. Unsec’d. Notes
7.950%	06/20/24	3,000	3,077,211

France — 0.3%
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24	1,300	1,372,417
Credit Agricole SA/London,
Sr. Unsec’d. Notes, 144A
2.500%	04/15/19	4,000	4,036,876
Electricite de France,
Jr. Sub. Notes, 144A
5.625%(c)	12/29/49	1,500	1,567,950
Orange SA,
Sr. Unsec’d. Notes
2.750%	09/14/16	3,000	3,112,305
Total Capital International SA,
Gtd. Notes
2.875%	02/17/22	3,000	2,994,642

			13,084,190

Germany — 0.1%
Daimler Finance North America LLC,
Gtd. Notes, 144A
1.250%	01/11/16	2,000	2,017,436
Deutsche Telekom International Finance BV,
Gtd. Notes
5.750%	03/23/16	950	1,027,581

			3,045,017

Israel
Teva Pharmaceutical Finance IV LLC,
Gtd. Notes
2.250%	03/18/20	2,000	1,955,778

Japan — 0.1%
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
5.000%	03/04/15	3,000	3,084,081
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	10/05/17	2,000	1,998,620

			5,082,701

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Lithuania
Lithuania Government International Bond,
Sr. Unsec’d. Notes, 144A
7.375%	02/11/20	1,600	$1,960,000

Luxembourg
SES Global Americas Holdings GP,
Gtd. Notes, 144A
2.500%	03/25/19	1,600	1,611,397

Mexico — 0.1%
America Movil SAB de CV,
Gtd. Notes(a)
2.375%	09/08/16	5,000	5,141,150

Netherlands — 0.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.950%	11/09/22	3,000	3,049,884
4.625%	12/01/23	3,000	3,170,835
Koninklijke Philips NV,
Sr. Unsec’d. Notes
5.750%	03/11/18	2,000	2,280,908
Shell International Finance BV,
Gtd. Notes
6.375%	12/15/38	2,000	2,635,064

			11,136,691

New Zealand — 0.1%
ANZ New Zealand International Ltd.,
Gtd. Notes, 144A
1.400%	04/27/17	3,000	3,005,718

Russia — 0.1%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, 144A
4.950%	05/23/16	3,000	3,150,000

Spain — 0.1%
Telefonica Emisiones SAU,
Gtd. Notes
3.992%	02/16/16	4,000	4,187,992
7.045%	06/20/36	1,000	1,275,491

			5,463,483

Swaziland — 0.1%
UBS AG/Stamford CT,
Sub. Notes, MTN
5.875%	07/15/16	2,000	2,190,716

Switzerland — 0.1%
Credit Suisse,
Sr. Unsec’d. Notes
5.300%	08/13/19	3,000	3,431,850
UBS AG,
Sr. Unsec’d. Notes, BKNT
5.750%	04/25/18	2,900	3,324,969

			6,756,819

United Kingdom — 0.7%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.625%	04/03/17	3,000	3,081,330

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United Kingdom (continued)
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37	1,000	$1,297,870
Barclays Bank PLC,
Sr. Unsec’d. Notes(a)
2.500%	02/20/19	5,000	5,064,525
BP Capital Markets PLC,
Gtd. Notes
3.125%	10/01/15	2,000	2,066,900
3.245%	05/06/22	2,000	2,024,732
Diageo Capital PLC,
Gtd. Notes
3.875%	04/29/43	1,000	927,040
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38	2,000	2,587,028
HSBC Holdings PLC,
Sub. Notes
6.500%	09/15/37	4,000	4,932,220
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40	2,000	2,211,390
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes
4.375%	03/16/16	3,000	3,173,157
Standard Chartered PLC,
Sub. Notes, 144A(a)
5.200%	01/26/24	3,000	3,199,524

			30,565,716

United States — 7.7%
21st Century Fox America, Inc.,
Gtd. Notes
6.200%	12/15/34	2,000	2,448,416
ACE INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	3,000	3,026,121
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43	1,000	963,992
4.750%	05/05/21	3,000	3,309,015
Amazon.com, Inc.,
Sr. Unsec’d. Notes
0.650%	11/27/15	2,000	2,003,226
American Express Co.,
Sr. Unsec’d. Notes
4.050%	12/03/42	1,500	1,443,611
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	03/24/17	3,000	3,101,436
American International Group, Inc.,
Sr. Unsec’d. Notes
3.800%	03/22/17	3,000	3,205,824
Amgen, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/16	3,000	3,107,286
3.875%	11/15/21	3,000	3,165,915

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16	2,000	$2,215,114
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	05/04/43	2,000	1,839,658
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	08/15/16	3,000	3,091,401
5.350%	09/01/40	3,000	3,263,160
5.800%	02/15/19	2,000	2,327,016
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20	3,000	3,451,302
Sr. Unsec’d. Notes, MTN
6.400%	08/28/17	3,000	3,426,837
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21	2,000	2,102,242
Sr. Unsec’d. Notes, MTN
2.300%	07/28/16	2,000	2,062,598
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43	2,000	2,062,146
Boeing Co. (The),
Sr. Unsec’d. Notes
4.875%	02/15/20	3,000	3,420,306
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
1.750%	03/01/19	2,000	1,983,144
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42	2,000	1,982,566
5.650%	05/01/17	3,000	3,368,103
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
2.050%	08/01/16	3,000	3,082,338
CBS Corp.,
Gtd. Notes
4.850%	07/01/42	1,000	992,467
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20	3,000	3,323,640
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.350%	03/10/17	5,000	4,997,140
Sub. Notes
6.125%	08/25/36	4,000	4,580,796
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.500%	11/15/15	3,000	3,044,835
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, MTN
1.750%	03/15/19	4,000	3,989,240
Comcast Corp.,
Gtd. Notes(a)
3.600%	03/01/24	1,000	1,027,448
6.450%	03/15/37	2,000	2,550,988

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	2,000	$2,682,194
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.700%	06/15/40	2,000	2,424,638
CVS Caremark Corp.,
Sr. Unsec’d. Notes
4.000%	12/05/23	3,000	3,139,398
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	1,000	977,758
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24	1,500	1,557,511
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.500%	03/01/16	2,000	2,086,992
6.375%	03/01/41	2,000	2,419,342
Discovery Communications LLC,
Gtd. Notes
6.350%	06/01/40	1,000	1,206,479
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	3,000	3,996,801
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	3,000	3,127,299
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes
6.100%	06/01/37	1,500	1,880,839
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	3,000	3,026,313
3.050%	08/15/22	1,000	995,988
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/01/16	2,000	2,077,662
4.450%	02/15/43	2,000	1,961,894
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	2,000	2,108,462
4.250%	06/15/22	2,000	2,088,306
Fedex Corp.,
Gtd. Notes
4.100%	04/15/43	1,500	1,401,390
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	3,000	2,859,453
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18	2,000	2,043,020
2.375%	03/12/19	3,000	3,014,562
2.750%	05/15/15	2,000	2,038,398
3.000%	06/12/17	4,000	4,173,000
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.625%	05/01/18	3,000	3,437,505
5.875%	01/14/38	2,000	2,426,410

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Sub. Notes
5.300%	02/11/21	3,000	$3,411,357
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	02/15/24	1,500	1,533,972
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22	3,000	2,986,110
Glencore Funding LLC,
Gtd. Notes, 144A
3.125%	04/29/19	3,000	3,059,400
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.900%	07/19/18	1,000	1,030,270
5.250%	07/27/21	3,000	3,368,799
6.150%	04/01/18	4,000	4,587,280
6.250%	02/01/41	1,500	1,829,855
Sr. Unsec’d. Notes, MTN
1.600%	11/23/15	2,000	2,020,752
Google, Inc.,
Sr. Unsec’d. Notes(a)
3.375%	02/25/24	3,000	3,070,506
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21	2,000	2,068,692
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18	2,000	2,030,660
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17	2,000	2,067,094
4.650%	12/09/21	1,000	1,091,012
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36	2,000	2,473,952
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	02/15/19	1,000	1,136,474
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41	2,000	2,158,214
Intel Corp.,
Sr. Unsec’d. Notes(a)
4.800%	10/01/41	1,000	1,059,007
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/06/17	2,000	2,016,266
7.000%	10/30/25	1,000	1,323,098
Johnson & Johnson,
Sr. Unsec’d. Notes
4.850%	05/15/41	1,500	1,703,405
5.950%	08/15/37	1,000	1,297,731
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.250%	10/15/20	3,000	3,254,499
6.000%	01/15/18	3,000	3,435,357
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/21/18	1,000	1,052,648

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.500%	03/01/16	2,000	$2,082,472
5.125%	11/15/14	1,800	1,830,571
Sr. Unsec’d. Notes, MTN(a)
6.950%	01/15/38	1,000	1,232,871
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	2,000	2,274,886
Kroger Co. (The),
Sr. Unsec’d. Notes
4.000%	02/01/24	2,000	2,074,818
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.125%	09/15/16	1,000	1,029,437
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42	2,000	2,098,552
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.625%	06/01/24	4,000	3,979,748
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22	3,000	2,971,395
Medco Health Solutions, Inc.,
Gtd. Notes
2.750%	09/15/15	2,000	2,047,820
Merck & Co., Inc.,
Gtd. Notes
6.500%	12/01/33	3,000	3,996,036
MetLife, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/16	3,000	3,333,795
Microsoft Corp.,
Sr. Unsec’d. Notes
4.500%	10/01/40	1,000	1,037,688
Mondelez International, Inc.,
Sr. Unsec’d. Notes
6.500%	02/09/40	2,000	2,561,056
Morgan Stanley,
Sr. Unsec’d. Notes
3.800%	04/29/16	3,000	3,149,781
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21	3,000	3,446,481
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	2,000	2,295,088
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/16	3,000	3,222,684
Oracle Corp.,
Sr. Unsec’d. Notes
5.750%	04/15/18	2,000	2,298,304
6.125%	07/08/39	3,000	3,764,367
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.500%	12/15/41	3,000	3,071,772

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
PacifiCorp,
First Mortgage
2.950%	02/01/22	3,000	$3,039,516
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20	2,000	2,083,494
5.500%	01/15/40	1,000	1,172,862
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.500%	05/16/16	2,200	2,278,349
3.875%	08/21/42	1,000	929,484
PNC Bank NA,
Sub. Notes, BKNT
2.700%	11/01/22	2,000	1,927,920
Praxair, Inc.,
Sr. Unsec’d. Notes
3.550%	11/07/42	1,000	913,020
Pride International, Inc.,
Gtd. Notes
6.875%	08/15/20	2,000	2,430,286
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.550%	03/05/37	2,000	2,437,200
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22	2,000	2,067,504
Sempra Energy,
Sr. Unsec’d. Notes
4.050%	12/01/23	3,000	3,169,233
Simon Property Group LP,
Sr. Unsec’d. Notes
5.650%	02/01/20	3,000	3,504,855
Stanley Black & Decker, Inc.,
Jr. Sub. Notes
5.750%(c)	12/15/53	2,000	2,160,000
State Street Corp.,
Sr. Sub. Notes
3.100%	05/15/23	2,000	1,963,978
Target Corp.,
Sr. Unsec’d. Notes
2.900%	01/15/22	2,000	2,007,264
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
4.300%	11/23/23	3,000	3,144,972
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21	3,000	3,204,708
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19	4,000	3,979,644
4.875%	03/15/20	3,000	3,361,203
Travelers Cos. Inc. (The),
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37	2,000	2,579,222
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40	2,000	2,353,612

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21	3,000	$3,127,821
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	1,000	1,047,364
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.000%	02/15/18	3,000	3,461,232
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/21	3,000	3,090,750
3.650%	09/14/18	5,000	5,347,405
3.850%	11/01/42	2,000	1,760,926
6.550%	09/15/43	1,000	1,258,441
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19	5,000	5,013,445
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
6.000%	05/15/37	1,900	2,406,019
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35	2,000	2,252,892
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37	2,000	2,658,288
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22	2,000	1,927,692
WellPoint, Inc.,
Sr. Unsec’d. Notes
2.375%	02/15/17	3,000	3,084,726
4.650%	01/15/43	2,000	2,033,446
Wells Fargo & Co.,
Sub. Notes
3.450%	02/13/23	3,000	2,985,321
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.500%	01/15/31	1,000	1,182,761
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	2,000	2,152,706
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/19	3,000	3,055,806
2.800%	05/15/20	4,000	3,993,532

			360,525,872

TOTAL CORPORATE BONDS (cost $494,939,227)			492,210,592

FOREIGN GOVERNMENT BONDS — 5.0%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes(a)
4.875%	01/22/21	2,600	2,834,000
5.875%	01/15/19	1,500	1,716,750
7.125%	01/20/37	2,600	3,289,000
8.250%	01/20/34	2,500	3,462,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
8.750%	02/04/25	3,700	$5,189,250
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	2,600	2,789,800
5.625%	02/26/44	2,000	2,240,000
7.375%	03/18/19	4,200	5,113,500
7.375%	09/18/37	1,700	2,312,000
8.125%	05/21/24	2,500	3,375,000
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
6.000%	01/26/24	2,700	2,895,750
6.250%	04/27/17	5,500	5,957,160
6.750%	11/05/19	1,100	1,233,375
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
9.375%	12/15/15	3,000	3,191,250
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.000%	03/25/19	5,800	5,974,557
5.375%	03/25/24	2,400	2,568,000
6.250%	01/29/20	4,400	4,973,672
7.625%	03/29/41	1,400	1,792,868
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A(a)
3.750%	04/25/22	7,000	6,798,750
5.875%	03/13/20	1,800	1,998,000
5.875%	01/15/24	1,340	1,479,025
6.750%	01/15/44	1,600	1,840,000
6.875%	03/09/17	3,800	4,275,000
6.875%	01/17/18	1,800	2,058,750
7.750%	01/17/38	1,800	2,241,000
8.500%	10/12/35	2,300	3,047,500
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes(a)
3.625%	03/15/22	4,500	4,668,750
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	4,500	4,590,000
Sr. Unsec’d. Notes(a)
5.125%	01/15/20	6,500	7,364,500
5.750%	10/12/10	1,600	1,697,600
6.050%	01/11/40	2,600	3,151,200
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34	3,200	4,144,000
8.300%	08/15/31	1,600	2,346,400
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	2,500	3,083,750
8.875%	09/30/27	2,000	2,860,000
9.375%	04/01/29	1,200	1,785,600
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	1,100	1,231,450
7.350%	07/21/25	2,500	3,312,500
8.750%	11/21/33	1,300	1,978,600
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
5.000%	01/13/37	1,100	1,215,500
5.500%	03/30/26	4,000	4,610,000
6.375%	10/23/34	2,000	2,520,000
7.750%	01/14/31	1,800	2,486,250

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
8.375%	06/17/19	1,200	$1,528,500
9.500%	02/02/30	1,800	2,814,750
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
6.750%	02/07/22	4,600	5,491,250
Russian Foreign Bond – Eurobond (Russia),
Sr. Unsec’d. Notes, 144A(a)
4.500%	04/04/22	6,000	6,135,000
5.000%	04/29/20	2,000	2,132,000
5.625%	04/04/42	3,600	3,753,000
7.500%	03/31/30	4,795	5,553,281
11.000%	07/24/18	2,800	3,686,480
12.750%	06/24/28	3,000	5,194,500
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes(a)
4.665%	01/17/24	3,000	3,056,250
5.500%	03/09/20	2,000	2,188,500
5.875%	05/30/22	1,100	1,223,750
6.875%	05/27/19	2,800	3,237,500
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21	2,900	3,161,000
5.750%	03/22/24	2,400	2,622,000
6.625%	02/17/45	3,000	3,472,500
6.750%	04/03/18	3,600	4,064,400
6.875%	03/17/36	2,400	2,826,000
7.000%	03/11/19	2,000	2,302,000
7.000%	06/05/20	2,900	3,377,630
7.250%	03/05/38	2,000	2,470,000
7.375%	02/05/25	4,000	4,860,000
7.500%	07/14/17	3,500	3,982,384
11.875%	01/15/30	1,300	2,224,040
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes(a)
9.250%	09/15/27	10,000	8,600,000
9.375%	01/13/34	10,000	8,425,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $238,655,423)			236,074,272

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
Federal Home Loan Mortgage Corp.,
Sr. Unsec’d. Notes(a)
1.000%	06/29/17	20,000	20,043,280
Federal National Mortgage Assoc.,
Sr. Unsec’d. Notes
1.375%	11/15/16	23,000	23,331,108

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $43,699,097)			43,374,388

U.S. TREASURY OBLIGATIONS — 11.6%
U.S. Treasury Bonds
3.125%	02/15/43	15,100	14,536,106
4.375%	05/15/41	17,000	20,437,196
4.500%	05/15/38	15,900	19,333,414
5.375%(a)	02/15/31	6,000	7,877,814
6.875%(a)	08/15/25	8,000	11,333,752
7.625%	11/15/22	20,000	28,204,680
7.875%(k)	02/15/21	19,000	25,976,572

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
0.375%	03/15/16	10,000	$10,005,470
0.750%	02/28/18	25,000	24,607,425
0.875%	07/31/19	6,000	5,769,372
1.000%	09/30/16-03/31/17	42,300	42,627,302
1.000%(k)	06/30/19	23,000	22,292,037
1.125%	03/31/20	16,000	15,376,256
1.375%	11/30/15	21,000	21,339,612
1.500%	02/28/19	17,900	17,870,626
1.750%	07/31/15	21,000	21,362,586
1.875%	10/31/17	22,000	22,610,148
2.000%	05/31/21-02/15/23	46,100	45,191,482
2.125%	02/29/16-08/31/20	38,200	39,007,366
2.250%	07/31/18	24,000	24,877,488
2.750%	05/31/17	18,000	18,984,384
3.000%	02/28/17	20,000	21,193,760
3.125%	05/15/19	17,000	18,231,174
4.125%	05/15/15	9,700	10,037,987
4.250%(k)	08/15/15	20,200	21,125,564
4.625%(a)	11/15/16	13,700	14,998,294

TOTAL U.S. TREASURY OBLIGATIONS (cost $553,493,217)			545,207,867

TOTAL LONG-TERM INVESTMENTS (cost $3,798,424,331)			4,162,546,040

		Shares
SHORT-TERM INVESTMENT — 15.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $701,654,510; includes $235,147,663 of cash collateral for securities on loan)(b)(w) (Note 4)		701,654,510	701,654,510

TOTAL INVESTMENTS — 103.8% (cost $4,500,078,841)			4,864,200,550
LIABILITIES IN EXCESS OF OTHER ASSETS(X) — (3.8)%			(180,274,746)

NET ASSETS — 100.0%			$4,683,925,804

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BKNT	Bank Note
CNX	CRISIL NSE Index
CVA	Certificate Van Aandelen (Bearer)
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SGX	Singapore Exchange
SPI	Swiss Performance Index
STOXX	Stock Index of Eurozone
TOPIX	Tokyo Stock Price Index
UTS	Unit Trust Security
XTSE	Toronto Stock Exchange
EUR	Euro
JPY	Japanese Yen

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $229,114,932; cash collateral of $235,147,663 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
917	2 Year U.S. Treasury Notes	Sep. 2014	$201,489,031	$201,367,469	$(121,562)
2,309	5 Year U.S. Treasury Notes	Sep. 2014	276,242,039	275,835,306	(406,733)
436	10 Year U.S. Treasury Notes	Sep. 2014	54,554,500	54,574,938	20,438
336	30 Year U.S. Ultra Treasury Bonds	Sep. 2014	50,071,875	50,379,000	307,125
355	Euro STOXX 50	Sep. 2014	15,919,827	15,710,804	(209,023)
32	MSCI Taiwan Stock Index	Jul. 2014	1,051,680	1,063,680	12,000
290	S&P 500 Index	Sep. 2014	141,303,375	141,549,000	245,625
450	SGX CNX Nifty Index	Jul. 2014	6,838,252	6,863,850	25,598

					(126,532)

Short Positions:
28	ASX SPI 200 Index	Sep. 2014	3,581,518	3,533,993	47,525
63	FTSE 100 Index	Sep. 2014	7,296,558	7,235,641	60,917
800	Russell 2000 Mini Index	Sep. 2014	94,320,950	95,224,000	(903,050)
131	TOPIX Index	Sep. 2014	15,997,246	16,325,700	(328,454)

					(1,123,062)

					$(1,249,594)

(1)	Cash of $14,427,972 and U.S. Treasury securities with a combined market value of $25,927,101 have been segregated with Goldman Sachs & Co. to cover requirement for open contracts at June 30, 2014.

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Euro,
Expiring 07/23/14	Bank of New York Mellon	EUR	60,000	$81,455,402	$82,165,263	$(709,861)
Japanese Yen,
Expiring 07/23/14	Bank of New York Mellon	JPY	12,000,000	117,484,654	118,476,499	(991,845)

				$198,940,056	$200,641,762	$(1,701,706)

Total return swap agreements outstanding at June 30, 2014:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Capital Group	07/14/14	200,000	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	$(2,544,938)	$49	$(2,544,987)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$434,303	$—	$—
Australia	—	32,548,429	965,619
Austria	2,309,867	4,860,160	—
Belgium	1,058,464	8,491,118	—
Bermuda	3,916,659	—	—
Brazil	10,512,960	—	—
Canada	106,757,613	—	—
Cayman Islands	495,022	—	—
Chile	582,651	—	—
China	1,083,422	22,117,048	—
Colombia	1,139,161	—	—
Czech Republic	—	284,949	—
Denmark	1,821,439	38,290,163	—
Finland	5,249,128	5,814,852	—
France	2,196,700	107,413,948	—
Germany	1,460,367	118,765,093	—
Greece	—	4,892,847	—
Hong Kong	1,639,026	13,798,668	—
India	2,979,591	—	—
Indonesia	—	2,867,141	—
Ireland	8,421,501	17,652,032	—
Israel	—	402,917	—
Italy	855,350	15,563,856	—
Japan	—	146,423,154	—
Macau	—	306,582	—
Malaysia	199,500	2,636,357	—
Mexico	3,312,854	270,213	—
Netherlands	—	48,294,213	—
Norway	—	12,744,943	—
Panama	1,113,187	—	—
Peru	587,988	—	—
Philippines	—	955,641	—
Poland	—	908,559	—
Puerto Rico	871,248	—	—
Russia	8,434,207	—	—
Singapore	777,427	6,009,066	—
South Africa	188,183	10,644,059	—
South Korea	3,455,499	7,821,745	—
Spain	—	33,433,962	—
Sweden	5,024,265	58,466,128	—
Switzerland	6,755,298	56,354,838	—
Taiwan	604,689	11,509,824	—
Thailand	1,970,560	1,565,927	—
Turkey	278,257	3,269,913	—
Ukraine	198,689	—	—
United Arab Emirates	—	266,394	—
United Kingdom	5,386,994	209,303,286	—
United States	1,620,421,812	831,247	—
Preferred Stocks:
Brazil	6,573,303	—	—
Germany	—	13,272,840	—
South Korea	1,389,611	4,733,836	—
Unaffiliated Mutual Fund	470,559	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Corporate Bonds	$—	$492,210,592	$—
Foreign Government Bonds	—	236,074,272	—
U.S. Government Agency Obligations	—	43,374,388	—
U.S. Treasury Obligations	—	545,207,867	—
Affiliated Money Market Mutual Fund	701,654,510	—	—
Other Financial Instruments*
Futures	(1,249,594)	—	—
Foreign Forward Currency Contracts	—	(1,701,706)	—
Total Return Swaps	—	(2,544,987)	—

Total	$2,521,332,270	$2,336,406,374	$965,619

Fair Value of Level 2 investments at 12/31/13 was $2,167,038,448 which was a result of valuing investments using third party vendor modeling tools. An amount of $51,006,373 was transferred from Level 2 into Level 1 at 06/30/14 as a result of using quoted prices in active market for such foreign securities.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (5.0% represents investments purchased with collateral from securities on loan)	15.0%
U.S. Treasury Obligations	11.6
Banks	7.0
Oil, Gas & Consumable Fuels	5.6
Foreign Government Bonds	5.0
Pharmaceuticals	3.8
Insurance	3.6
Media	2.6
Diversified Telecommunication Services	2.4
Chemicals	2.0
Food Products	1.9
Food & Staples Retailing	1.9
Technology Hardware, Storage & Peripherals	1.8
Semiconductors & Semiconductor Equipment	1.8
Software	1.8
IT Services	1.7
Health Care Providers & Services	1.7
Electric Utilities	1.6
Machinery	1.4
Capital Markets	1.4
Hotels, Restaurants & Leisure	1.2
Diversified Financial Services	1.1
Internet Software & Services	1.1
Automobiles	1.1
Biotechnology	1.1
Beverages	1.0
Aerospace & Defense	1.0
Trading Companies & Distributors	1.0
Specialty Retail	1.0
Auto Components	1.0
Electronic Equipment, Instruments & Components	1.0
Multi-Utilities	0.9
U.S. Government Agency Obligations	0.9
Airlines	0.9
Metals & Mining	0.8
Energy Equipment & Services	0.8
Household Products	0.8
Multiline Retail	0.7
Textiles, Apparel & Luxury Goods	0.7

Road & Rail	0.7%
Communications Equipment	0.6
Wireless Telecommunication Services	0.6
Health Care Equipment & Supplies	0.6
Tobacco	0.5
Paper & Forest Products	0.5
Industrial Conglomerates	0.5
Electrical Equipment	0.5
Consumer Finance	0.4
Household Durables	0.4
Real Estate Management & Development	0.4
Real Estate Investment Trusts (REITs)	0.4
Commercial Services & Supplies	0.4
Air Freight & Logistics	0.4
Construction & Engineering	0.3
Containers & Packaging	0.3
Thrifts & Mortgage Finance	0.3
Professional Services	0.2
Personal Products	0.2
Marine	0.2
Gas Utilities	0.2
Construction Materials	0.2
Building Products	0.2
Transportation Infrastructure	0.2
Leisure Products	0.2
Life Sciences Tools & Services	0.1
Diversified Consumer Services	0.1
Banking	0.1
Electrical Utilities	0.1
Internet & Catalog Retail	0.1
Water Utilities	0.1
Distributors	0.1

103.8
Liabilities in excess of other assets	(3.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange risk, interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker — variation margin	$327,563	*	Due to broker — variation margin	$528,295	*
Foreign exchange contracts	—	—		Unrealized depreciation on foreign currency forward contracts	1,701,706
Equity contracts	Premiums paid for swap agreements	49		Unrealized depreciation on over-the-counter swap agreements	2,544,987
Equity contracts	Due to broker — variation margin	391,665	*	Due to broker-variation margin	1,440,527	*

Total		$719,277			$6,215,515

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$—	$3,829,105	$—	$—	$3,829,105
Foreign exchange contracts	—	—	—	828,090	828,090
Equity contracts	139,386	5,870,159	1,599,132	—	7,608,677

Total	$139,386	$9,699,264	$1,599,132	$828,090	$12,265,872

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Futures	Swaps	Forward Currency Contracts(4)	Total
Interest rate contracts	$—	$(1,341,542)	$—	$—	$(1,341,542)
Foreign exchange contracts	—	—	—	(4,004,478)	(4,004,478)
Equity contracts	(2,213)	(6,666,287)	(2,400,286)	—	(9,068,786)

Total	$(2,213)	$(8,007,829)	$(2,400,286)	$(4,004,478)	$(14,414,806)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)	Total Return Swap Agreements(4)
$569,595,992	$79,536,056	$6,861,096	$175,377,570	$70,371,000

(1)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(2)	Value at Settlement Date Payable.

(3)	Value at Settlement Date Receivable.

(4)	Notional Amount.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Bank of New York Mellon	$—	$—	$—	$—
Barclays Capital Group	49	(49)	—	—

	$49

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Bank of New York Mellon	$(1,701,706)	$—	$—	$(1,701,706)
Barclays Capital Group	(2,544,987)	49	549,000	(1,995,938)

	$(4,246,693)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST RCM WORLD TRENDS PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $229,114,932:
Unaffiliated investments (cost $3,798,424,331)	$4,162,546,040
Affiliated investments (cost $701,654,510)	701,654,510
Foreign currency, at value (cost $21,571,196)	21,742,790
Deposit with broker	14,427,972
Receivable for investments sold	426,280,587
Dividends and interest receivable	17,335,937
Tax reclaim receivable	2,432,912
Receivable for fund share sold	1,784,107
Premiums paid for swap agreements	49
Prepaid expenses	4,981

Total Assets	5,348,209,885

LIABILITIES:
Payable for investments purchased	422,720,427
Payable to broker for collateral for securities on loan	235,147,663
Unrealized depreciation on over-the-counter swap agreements	2,544,987
Unrealized depreciation on foreign currency forward contracts	1,701,706
Advisory fees payable	1,293,174
Accrued expenses and other liabilities	404,315
Payable for fund share repurchased	297,920
Due to broker-variation margin	122,326
Distribution fee payable	51,198
Affiliated transfer agent fee payable	365

Total Liabilities	664,284,081

NET ASSETS	$4,683,925,804

Net assets were comprised of:
Paid-in capital	$3,741,719,540
Retained earnings	942,206,264

Net assets, June 30, 2014	$4,683,925,804

Net asset value and redemption price per share, $4,683,925,804 / 388,161,840 outstanding shares of beneficial interest	$12.07

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $2,363,815 foreign withholding tax)	$41,820,782
Interest income	14,673,228
Affiliated income from securities lending, net	491,882
Affiliated dividend income	336,725

57,322,617

EXPENSES
Advisory fees	20,410,915
Distribution fee	2,241,432
Custodian and accounting fees	461,000
Insurance expenses	29,000
Trustees’ fees	23,000
Audit fee	19,000
Commitment fee on syndicated credit agreement	10,000
Legal fees and expenses	9,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Miscellaneous	29,609

Total expenses	23,240,956
Less: advisory fee waivers and/or expense reimbursement	(1,569,002)

Net expenses	21,671,954

NET INVESTMENT INCOME	35,650,663

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	11,849,302
Futures transactions	9,699,264
Swap agreements transactions	1,599,132
Foreign currency transactions	(234,114)

22,913,584

Net change in unrealized appreciation (depreciation) on:
Investments	178,479,855
Futures	(8,007,829)
Swap agreements	(2,400,286)
Foreign currencies	(3,888,504)

164,183,236

NET GAIN ON INVESTMENTS	187,096,820

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$222,747,483

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$35,650,663	$30,066,420
Net realized gain on investment and foreign currency transactions	22,913,584	379,413,661
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	164,183,236	70,882,783

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	222,747,483	480,362,864

FUND SHARE TRANSACTIONS:
Fund share sold [6,916,214 and 61,339,942 shares, respectively]	80,764,536	651,419,263
Fund share repurchased [6,657,193 and 27,614,147 shares, respectively]	(76,911,906)	(291,337,872)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	3,852,630	360,081,391

TOTAL INCREASE IN NET ASSETS	226,600,113	840,444,255
NET ASSETS:
Beginning of period	4,457,325,691	3,616,881,436

End of period	$4,683,925,804	$4,457,325,691

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 76.0%
COMMON STOCKS — 25.2%	Shares	Value (Note 2)
Australia — 0.9%
Acrux Ltd.	52,717	$49,973
Adelaide Brighton Ltd.	144,321	469,954
ALS Ltd.	139,628	1,166,326
Ausdrill Ltd.(a)	170,325	137,282
AWE Ltd.*	15,682	26,612
Beach Energy Ltd.	410,937	650,636
BHP Billiton Ltd.	84,017	2,865,376
Bradken Ltd.	60,899	218,057
Brambles Ltd.	665,975	5,769,937
Cabcharge Australia Ltd.	49,976	190,114
Cardno Ltd.	47,923	285,458
Coca-Cola Amatil Ltd.	308,367	2,753,400
Collection House Ltd.	113,056	200,647
Commonwealth Bank of Australia	7,785	593,748
Credit Corp. Group Ltd.	18,417	151,088
Decmil Group Ltd.	86,190	145,236
Downer EDI Ltd.	141,797	605,152
DWS Ltd.	20,894	22,854
Emeco Holdings Ltd.*	322,936	60,890
Fleetwood Corp. Ltd.(a)	24,599	54,073
iiNET Ltd.	55,668	383,731
JB Hi-Fi Ltd.	18,601	321,625
Kingsgate Consolidated Ltd.,*	60,710	50,076
MACA Ltd.	52,578	91,968
Macmahon Holdings Ltd.*	206,784	19,499
Macquarie Group Ltd.	61,364	3,451,967
MaxiTRANS Industries Ltd.	40,027	36,611
Metcash Ltd.	265,781	661,633
Mineral Resources Ltd.	99,990	905,015
MMG Ltd.	632,000	189,782
Monadelphous Group Ltd.	31,245	462,671
Myer Holdings Ltd.	87,911	175,821
NRW Holdings Ltd.	77,988	67,689
OrotonGroup Ltd.	7,132	29,523
OZ Minerals Ltd.	127,624	492,561
Programmed Maintenance Services Ltd.	54,249	144,335
Ramelius Resources Ltd.*	286,977	21,084
RCR Tomlinson Ltd.	69,790	184,245
Resolute Mining Ltd.*	229,480	135,367
Scentre Group*	707,988	2,136,315
Sedgman Ltd.(a)	121,312	57,196
St. Barbara Ltd.*	226,155	25,057
Super Retail Group Ltd.	23,262	185,540
Tatts Group Ltd.	181,587	559,855
Telstra Corp. Ltd.	683,880	3,359,749
Thorn Group Ltd.	50,947	103,768
UGL Ltd.	42,869	276,530
Wesfarmers Ltd.	25,825	1,019,093
Woodside Petroleum Ltd.	87,159	3,379,282
Woolworths Ltd.	72,264	2,399,640
WorleyParsons Ltd.	78,977	1,295,408

		39,039,449

Austria — 0.2%
BUWOG AG*	2,500	48,302
CA Immobilien Anlagen AG*	5,369	101,826
EVN AG	8,087	118,362
Immofinanz AG*	50,004	176,654
Mayr Melnhof Karton AG	2,196	261,638

COMMON STOCKS (continued)	Shares	Value (Note 2)
Austria (continued)
Oesterreichische Post AG	30,322	$1,506,135
OMV AG	65,890	2,976,581
Raiffeisen Bank International AG	7,208	229,790
Verbund AG(a)	72,654	1,407,217

		6,826,505

Belgium — 0.2%
Ageas	35,460	1,414,188
Barco NV	3,481	277,281
Belgacom SA(a)	73,903	2,453,337
Colruyt SA	9,877	501,664
Gimv NV	4,689	234,675
RHJ International*	18,704	91,100
UCB SA	75,276	6,368,513

		11,340,758

Brazil — 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	34,100	365,552
Cia Energetica de Minas Gerais, ADR(a)	38,098	304,406
Cia Paranaense de Energia, ADR(a)	38,000	581,780
EcoRodovias Infraestrutura e Logistica SA	41,100	280,138
Eternit SA	19,500	74,929
Gerdau SA, ADR	40,200	236,778
Helbor Empreendimentos SA	11,800	36,049
MRV Engenharia e Participacoes SA	7,000	23,444
Petroleo Brasileiro SA, ADR	43,900	642,257
Santos Brasil Participacoes SA, UTS	24,200	211,935
Souza Cruz SA	55,300	573,648
Telefonica Brasil SA, ADR	37,100	760,921
Tractebel Energia SA	82,646	1,241,467
Transmissora Alianca de Energia Eletrica SA, UTS	30,300	271,802
Vale SA	116,200	1,537,763

		7,142,869

Cambodia
NagaCorp Ltd.	528,000	465,318

Canada — 1.0%
Agrium, Inc.	16,700	1,529,849
Amerigo Resources Ltd.*	61,000	24,296
Bank of Montreal	25,647	1,888,704
BCE, Inc.	53,497	2,426,554
Bell Aliant, Inc.	22,568	589,871
Canadian Imperial Bank of Commerce	20,121	1,830,982
Canadian Oil Sands Ltd.	122,300	2,771,392
Centerra Gold, Inc.	93,400	589,084
Corus Entertainment, Inc. (Class B Stock)	30,400	711,389
Dream Office Real Estate Investment Trust	8,500	233,321
Dundee Corp. (Class A Stock)*	19,400	312,349
Genworth MI Canada, Inc.	42,900	1,528,165
Great-West Lifeco, Inc.	49,900	1,411,351
IAMGOLD Corp.	138,300	568,986
Jean Coutu Group PJC, Inc. (The) (Class A Stock)	8,800	186,878
Magna International, Inc.	17,200	1,851,452
Medical Facilities Corp.	20,000	340,378
Metro, Inc.	26,500	1,638,353
Morguard Corp.	700	95,122

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Canada (continued)
Morguard Real Estate Investment Trust, REIT	5,500	$91,542
National Bank of Canada	43,205	1,832,584
North West Co., Inc. (The)	3,200	70,925
Potash Corp. of Saskatchewan, Inc.	28,900	1,099,069
Power Financial Corp.	34,800	1,083,087
Rogers Communications, Inc. (Class B Stock)	73,200	2,945,699
Shaw Communications, Inc. (Class B Stock)	107,400	2,753,820
Suncor Energy, Inc.	48,700	2,076,613
Teck Resources Ltd. (Class B Stock)	95,200	2,173,349
Toronto-Dominion Bank (The)	155,816	8,021,154
Torstar Corp. (Class B Stock)	13,100	97,662
Transcontinental, Inc. (Class A Stock)	50,300	706,618
Yellow Media Ltd.*(a)	23,738	404,439

		43,885,037

Chile
Administradora de Fondos de Pensiones Habitat SA	94,134	125,864
Inversiones Aguas Metropolitanas SA	24,765	40,080

		165,944

China — 0.4%
361 Degrees International Ltd.	478,000	109,200
Asia Cement China Holdings Corp.	150,500	95,344
Bank of China Ltd. (Class H Stock)	1,433,000	641,574
Bank of Communications Co. Ltd. (Class H Stock)*	1,129,000	779,319
Baoye Group Co. Ltd. (Class H Stock)	296,000	172,626
BOC Hong Kong Holdings Ltd.	694,000	2,010,563
Bolina Holding Co. Ltd.	190,000	71,829
Centron Telecom International Holdings Ltd.*	278,000	26,543
Changyou.com Ltd., ADR*(a)	9,500	246,810
China BlueChemical Ltd. (Class H Stock)	734,000	400,517
China Construction Bank Corp. (Class H Stock)*	818,000	618,614
China Lilang Ltd.	165,000	105,169
China Lumena New Materials Corp.	1,222,000	168,154
China Mobile Ltd.	251,500	2,442,754
China Petroleum & Chemical Corp. (Class H Stock)	1,026,800	976,223
China Properties Group Ltd.*	112,000	24,722
China Sanjiang Fine Chemicals Co. Ltd.	305,000	118,108
China Shenhua Energy Co. Ltd. (Class H Stock)	190,000	548,869
China Taifeng Beddings Holdings Ltd.	242,000	29,353
China Travel International Investment Hong Kong Ltd.	652,000	127,847
Chongqing Rural Commercial Bank (Class H Stock)	224,000	103,478
CNOOC Ltd. (Class H Stock)	1,387,000	2,493,363
Coastal Greenland Ltd.*	1,454,000	42,047
Dongfang Electric Corp. Ltd. (Class H Stock)	145,400	249,983
Guangdong Investment Ltd.	1,318,000	1,522,162
Harbin Electric Co. Ltd. (Class H Stock)	112,000	67,887
Jiangsu Expressway Co. Ltd. (Class H Stock)	486,000	575,139

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
Jiangxi Copper Co. Ltd. (Class H Stock)	222,000	$351,497
Lonking Holdings Ltd.	701,000	120,375
Nam Tai Electronics, Inc.	18,700	140,998
NetEase, Inc., ADR	2,932	229,752
Pacific Online Ltd.	279,000	153,248
Peak Sport Products Co. Ltd.	416,000	101,444
Powerlong Real Estate Holdings Ltd.*	533,000	74,250
Qingling Motors Co. Ltd. (Class H Stock)	298,000	84,589
Shandong Luoxin Pharmacy Stock Co. Ltd.	72,000	103,777
Shenguan Holdings Group Ltd.	696,000	294,001
Shenzhen Investment Ltd.	288,000	92,119
Shougang Fushan Resources Group Ltd.	824,000	169,044
Shui On Land Ltd.	268,500	65,463
Silver Grant International Ltd.	432,000	51,837
SinoMedia Holding Ltd.	246,000	190,167
Sino-Ocean Land Holdings Ltd.	301,175	152,713
SOHO China Ltd.	261,500	206,101
TCL Multimedia Technology Holdings Ltd.*	132,000	46,160
Xinhua Winshare Publishing and Media Co. Ltd. (Class H Stock)	109,000	70,178
XTEP International Holdings	403,000	169,977
Yangzijiang Shipbuilding Holdings Ltd.	1,229,000	1,064,730
Zijin Mining Group Co. Ltd. (Class H Stock)	1,760,000	401,260
Zoomlion Heavy Industry Science and Technology Co. Ltd. (Class H Stock)	195,400	120,989

		19,222,866

Cyprus
Globaltrans Investment PLC, GDR	24,070	275,657

Czech Republic
CEZ A/S*	28,111	848,364
Komercni Banka A/S	1,484	341,295

		1,189,659

Denmark — 0.1%
A.P. Moeller-Maersk A/S (Class A Stock)	301	708,425
A.P. Moeller-Maersk A/S (Class B Stock)	1,311	3,259,519
H. Lundbeck A/S	11,849	291,609

		4,259,553

Finland — 0.4%
Elisa OYJ	23,815	728,505
Fortum OYJ	61,790	1,659,184
Nokia OYJ	1,202,810	9,101,378
Nokian Renkaat OYJ	16,837	656,424
Orion OYJ (Class B Stock)	60,726	2,263,427
Sampo OYJ (Class A Stock)	42,501	2,148,528
Sponda OYJ	24,042	128,393
Stora Enso OYJ (Class R Stock)	48,366	470,220
Tieto OYJ	19,202	567,916
Tikkurila OYJ	31,338	857,643
UPM-Kymmene OYJ	46,943	801,860

		19,383,478

France — 1.7%
Altamir	5,758	89,488
Arkema SA	49,396	4,799,630
BNP Paribas SA	171,775	11,673,619
Boiron SA	591	51,396
Bouygues SA	22,885	952,250

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
Christian Dior SA	1,177	$234,339
Cie Generale des Etablissements Michelin	25,025	2,988,041
CNP Assurances SA	88,132	1,829,172
Credit Agricole SA	28,654	404,562
Danone SA	6,326	470,392
Essilor International SA	35,559	3,768,401
Euler Hermes Group	13,335	1,602,317
Eutelsat Communications SA	25,414	883,129
FFP*	1,026	65,398
GDF Suez	73,158	2,015,617
Kering	24,150	5,297,812
L’Oreal SA	2,378	409,442
Metropole Television SA	71,445	1,451,303
Neopost SA	8,867	664,092
Safran SA	120,633	7,897,211
Sanofi	100,670	10,700,172
Schneider Electric SA	106,821	10,072,518
SCOR SE	14,168	487,846
SEB SA	7,863	696,155
Societe d’Edition de Canal+	4,812	40,852
Societe Generale SA	15,531	814,487
Thales SA	6,060	366,414
Total Gabon	73	43,061
Total SA	30,473	2,204,713
Valeo SA	9,923	1,331,415
Vinci SA	21,922	1,638,862

		75,944,106

Germany — 1.4%
Adidas AG	51,540	5,211,529
Allianz SE	10,305	1,720,047
BASF SE	19,563	2,275,640
Bayerische Motoren Werke AG	41,396	5,241,966
Bijou Brigitte AG	694	65,614
Commerzbank AG*	35,334	553,793
Continental AG	34,560	7,990,645
Daimler AG	2,187	204,298
Deutsche Bank AG	11,001	386,630
Deutsche Lufthansa AG	68,295	1,466,093
E.ON SE	91,387	1,883,995
GEA Group AG	110,341	5,216,279
Hannover Rueck SE	14,026	1,263,063
HeidelbergCement AG	68,664	5,850,721
K+S AG	33,445	1,098,281
Merck KGaA	41,320	3,583,136
Muenchener Rueckversicherungs AG	5,002	1,107,685
OSRAM Licht AG*	177	8,914
ProSiebenSat.1 Media AG	14,997	667,502
Rio Tinto Ltd.	19,856	1,113,923
RTL Group SA	8,874	984,976
RWE AG	45,911	1,969,038
SAP AG	95,587	7,365,430
Siemens AG	1,774	234,229
Software AG	14,308	516,299
Stada Arzneimittel AG	34,415	1,634,743
Suedzucker AG(a)	57,552	1,162,136
Talanx AG	41,646	1,458,585

		62,235,190

COMMON STOCKS (continued)	Shares	Value (Note 2)
Guernsey
Tetragon Financial Group Ltd.	12,606	$126,723

Hong Kong — 1.0%
AIA Group Ltd.	1,448,400	7,277,651
Allied Properties HK Ltd.	354,000	66,219
Asian Citrus Holdings Ltd.	568,376	133,748
Bank of East Asia Ltd.	433,400	1,796,890
C C Land Holdings Ltd.	208,000	38,360
Champion REIT	482,000	223,912
Cheung Kong Holdings Ltd.	30,000	532,250
China Ocean Resources Co. Ltd.*	50,230	82,719
CLP Holdings Ltd.	142,000	1,166,519
CSI Properties Ltd.	4,390,000	158,598
CST Mining Group Ltd.*	5,000,000	34,183
Dah Sing Banking Group Ltd.	500,000	838,997
Dah Sing Financial Holdings Ltd.	138,000	730,027
Dan Form Holdings Co. Ltd.*	367,000	34,080
Dickson Concepts International Ltd.	63,500	38,704
Emperor Entertainment Hotel Ltd.	105,000	39,295
Emperor International Holdings	736,000	167,179
Far East Consortium International Ltd.	527,000	191,772
Geely Automobile Holdings Ltd.	1,310,000	461,390
Giordano International Ltd.	218,000	128,607
Great Eagle Holdings Ltd.	60,097	219,896
Hang Seng Bank Ltd.	79,200	1,293,296
Henderson Land Development Co. Ltd.	84,700	495,714
HKR International Ltd.	76,000	31,575
Hongkong & Shanghai Hotels (The)	84,500	120,365
Hongkong Land Holdings Ltd.	746,000	4,975,820
Hopewell Holdings Ltd.	153,000	533,050
Huabao International Holdings Ltd.	1,204,000	713,011
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,488,000	606,689
Hutchison Whampoa Ltd.	127,000	1,736,924
Hysan Development Co. Ltd.	134,000	627,607
Jardine Strategic Holdings Ltd.	185,000	6,610,050
Kerry Properties Ltd.	148,500	519,065
Kowloon Development Co. Ltd.	113,000	132,833
Lai Fung Holdings Ltd.	2,823,000	56,482
Lai Sun Development*	2,336,000	55,735
Lai Sun Garment International Ltd.*	227,000	31,632
Lifestyle International Holdings Ltd.	209,000	409,349
Link REIT (The), REIT	171,000	920,625
Loudong General Nice Resources China Holdings Ltd.*	573,000	38,444
Luk Fook Holdings International Ltd.	99,000	290,310
New World Development Co. Ltd.	227,000	258,416
Pacific Textile Holdings Ltd.	200,000	250,052
Ports Design Ltd.	169,000	76,319
Power Assets Holdings Ltd.	248,500	2,175,105
Real Nutriceutical Group Ltd.	808,000	182,346
Regal Hotels International Holdings Ltd.	78,000	48,746
Regent Manner International Holdings Ltd.	449,000	97,895
Samson Holding Ltd.	363,000	44,028
Sino Land Co. Ltd.	394,000	648,571
Sinolink Worldwide Holdings Ltd.*	1,010,000	82,096
Sitoy Group Holdings Ltd.	74,000	45,168
SJM Holdings Ltd.	226,000	566,163
SmarTone Telecommunications Holdings Ltd.	285,500	359,527

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hong Kong (continued)
Soundwill Holdings Ltd.	56,000	$95,087
Sun Hung Kai Properties Ltd.	96,000	1,317,313
SUNeVision Holdings Ltd.	925,000	313,955
Sunlight Real Estate Investment Trust, REIT	513,000	216,512
Swire Pacific Ltd. (Class A Stock)	55,500	683,112
Swire Properties Ltd.	204,600	597,934
Television Broadcasts Ltd.	88,000	571,687
Tianneng Power International Ltd.	290,000	109,343
VTech Holdings Ltd.	50,700	673,785
Wasion Group Holdings Ltd.	64,000	48,054
Wharf Holdings Ltd.	140,000	1,008,115
Wheelock & Co. Ltd.	184,000	768,130
YGM Trading Ltd.	14,000	30,636

		45,827,667

Hungary
MOL Hungarian Oil & Gas PLC	9,667	516,880
OTP Bank PLC	71,525	1,374,217

		1,891,097

Indonesia — 0.1%
Bank Pembangunan Daerah Jawa Timur Tbk PT	2,417,500	83,197
Indo Tambangraya Megah Tbk PT	157,500	358,753
Perusahaan Gas Negara Persero Tbk PT	1,645,500	773,361
Telekomunikasi Indonesia Persero Tbk PT	5,037,000	1,047,709
United Tractors Tbk PT	405,000	790,286

		3,053,306

Ireland — 0.1%
Shire PLC	43,770	3,433,436

Israel — 0.4%
Babylon Ltd.	11,989	17,353
Bank Hapoalim BM	411,882	2,379,023
Bank Leumi Le-Israel BM*	472,141	1,840,199
Bezeq Israeli Telecommunication Corp. Ltd.	1,360,153	2,545,649
Check Point Software Technologies Ltd.*(a)	92,402	6,193,706
Delek Automotive Systems Ltd.	3,519	37,878
First International Bank of Israel Ltd.	9,796	157,179
Israel Chemicals Ltd.	211,291	1,810,352
Israel Discount Bank Ltd. (Class A Stock)*	434,854	736,185
Ituran Location and Control Ltd.	14,157	344,307
Migdal Insurance & Financial Holding Ltd.	427,808	698,009
Teva Pharmaceutical Industries Ltd., ADR	54,646	2,864,543
Union Bank of Israel*	10,655	46,452

		19,670,835

Italy — 0.3%
ASTM SpA	50,106	792,661
Banca Popolare dell’Etruria e del Lazio*(a)	59,346	59,284
Danieli & C Officine Meccaniche SpA	10,005	317,068
Enel SpA	43,659	253,949
Eni SpA	153,318	4,193,198
Fiat SpA*	20,952	206,577
Intesa Sanpaolo SpA	1,888,313	5,826,067
Mediobanca SpA*	42,377	421,975
Recordati SpA	91,110	1,531,177
Societa Iniziative Autostradali e Servizi SpA	17,270	221,608

		13,823,564

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan — 4.2%
77 Bank Ltd. (The)	67,000	$353,416
ABC-Mart, Inc.	10,200	545,819
Achilles Corp.	48,000	70,622
ADEKA Corp.	12,500	167,710
Aeon Delight Co. Ltd.	16,400	396,351
Aichi Steel Corp.	27,000	107,759
Ain Pharmaciez, Inc.	7,600	366,709
Aisan Industry Co. Ltd.	12,700	113,151
Aisin Seiki Co. Ltd.	12,700	505,536
Aizawa Securities Co. Ltd.	11,600	65,257
Alpen Co. Ltd.	8,300	145,940
Alpine Electronics, Inc.	10,400	146,672
Amuse, Inc.	3,300	66,090
ANA Holdings, Inc.(a)	756,000	1,784,150
Anest Iwata Corp.	10,000	70,892
Aoyama Trading Co. Ltd.	13,500	369,701
Arisawa Manufacturing Co. Ltd.	7,900	57,257
Asahi Broadcasting Corp.	14,300	90,431
Asahi Glass Co. Ltd.	50,000	294,784
Asahi Holdings, Inc.	10,500	180,878
Asahi Kasei Corp.	250,000	1,913,880
Asax Co. Ltd.	3,300	41,110
Astellas Pharma, Inc.	430,000	5,654,744
Atsugi Co. Ltd.	74,000	81,087
Autobacs Seven Co. Ltd.	26,700	448,050
Avex Group Holdings, Inc.	9,100	160,339
Awa Bank Ltd. (The)	18,000	102,382
Axell Corp.	2,800	41,933
Bank of Iwate Ltd. (The)	1,100	54,156
Bank of Kochi Ltd. (The)	66,000	97,126
Bank of Okinawa Ltd. (The)	1,100	47,583
Bank of the Ryukyus Ltd.	4,900	70,268
Bank of Yokohama Ltd. (The)	92,000	529,828
Best Bridal, Inc.	30,600	197,252
BML, Inc.	11,300	437,284
Bridgestone Corp.	325,500	11,400,137
Brother Industries Ltd.	33,800	586,009
Canon Electronics, Inc.	11,100	209,187
Canon Marketing Japan, Inc.	10,100	189,587
Canon, Inc.	99,500	3,251,859
Central Japan Railway Co.	11,600	1,655,880
Chiba Bank Ltd. (The)	59,000	416,712
Chiba Kogyo Bank Ltd. (The)	5,500	42,749
Chori Co. Ltd.	8,000	97,207
Chudenko Corp.	16,900	266,131
Chugoku Bank Ltd. (The)	18,000	276,862
Chugoku Marine Paints Ltd.	14,000	101,148
Cleanup Corp.	7,400	66,369
Corona Corp.	11,200	125,651
Create Restaurants Holdings, Inc.	2,200	64,740
Dai Nippon Printing Co. Ltd.	17,000	177,615
Daihatsu Diesel Manufacturing Co. Ltd.	19,000	129,624
Daihatsu Motor Co. Ltd.	71,000	1,263,538
Daiichi Jitsugyo Co. Ltd.	12,000	56,514
Dai-ichi Seiko Co. Ltd.	3,000	51,457
Daiichikosho Co. Ltd.	18,900	542,844
Daikoku Denki Co. Ltd.	4,100	68,119
Daikokutenbussan Co. Ltd.	1,900	48,534
Dainichi Co. Ltd.	6,700	49,897
Daishi Bank Ltd. (The)	67,000	251,521

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Daishinku Corp.	14,000	$55,429
Daiwa Industries Ltd.	34,000	234,247
Daiwa Securities Group, Inc.	254,000	2,200,726
Danto Holdings Corp.*	34,000	40,657
Dena Co. Ltd.	25,100	339,625
Denki Kogyo Co. Ltd.	7,000	46,797
Denyo Co. Ltd.	5,800	90,246
Doshisha Co. Ltd.	12,400	218,601
Doutor Nichires Holdings Co. Ltd.	10,800	191,354
Dr. Ci:Labo Co. Ltd.	10,400	392,644
Duskin Co. Ltd.	16,700	323,328
Dynam Japan Holdings Co. Ltd.	174,600	521,530
East Japan Railway Co.	73,300	5,775,460
Eighteenth Bank Ltd. (The)	43,000	111,632
Elecom Co. Ltd.	3,400	88,497
ESPEC Corp.	5,800	50,677
Exedy Corp.	13,300	395,851
FamilyMart Co. Ltd.	38,100	1,642,597
FCC Co. Ltd.	25,100	472,132
Fields Corp.	19,200	284,251
First Juken Co. Ltd.	4,700	62,399
FJ Next Co. Ltd.	14,400	68,976
Foster Electric Co. Ltd.	18,000	246,275
Fuji Heavy Industries Ltd.	69,000	1,913,285
Fuji Kosan Co. Ltd.	8,900	57,271
FUJIFILM Holdings Corp.	32,500	907,095
Fujikura Kasei Co. Ltd.	8,100	42,221
Fujimori Kogyo Co. Ltd.	3,100	100,717
Fujishoji Co. Ltd.	10,700	133,183
Fujitsu General Ltd.	42,000	463,296
Fukuda Denshi Co. Ltd.	4,000	233,103
Fukuoka Financial Group, Inc.	32,000	154,562
Fukushima Industries Corp.	13,200	210,958
Funai Electric Co. Ltd.	6,800	68,592
Futaba Corp.	9,200	157,643
Fuyo General Lease Co. Ltd.	4,800	214,647
Gendai Agency, Inc.	9,600	64,927
Geo Holdings Corp.	20,000	174,235
Gree, Inc.*	45,000	394,604
Gunma Bank Ltd. (The)	124,000	733,667
Gunze Ltd.	46,000	132,155
Hachijuni Bank Ltd. (The)	96,000	594,449
Hamakyorex Co. Ltd.	1,900	57,436
Hankyu Hanshin Holdings, Inc.	122,000	696,576
Hazama Ando Corp.	53,100	320,823
Higashi-Nippon Bank Ltd. (The)	20,000	50,967
Higo Bank Ltd. (The)	71,000	395,448
HI-LEX Corp.	7,100	196,241
Hirano Tecseed Co. Ltd.	4,800	47,844
Hitachi Ltd.	966,000	7,079,880
Hogy Medical Co. Ltd.	1,200	65,070
Hokkoku Bank Ltd. (The)	30,000	103,098
Hoya Corp.	52,700	1,752,160
Hyakugo Bank Ltd. (The)	50,000	208,404
Hyakujushi Bank Ltd. (The)	50,000	180,225
Ichirokudo Co. Ltd.	7,500	34,271
Ichiyoshi Securities Co. Ltd.	13,300	187,827
Idemitsu Kosan Co. Ltd.	21,700	471,209
Imasen Electric Industrial	2,000	29,321
Inabata & Co. Ltd.	5,100	47,940

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Infocom Corp.	7,400	$68,086
Inpex Corp.	167,400	2,546,522
Isuzu Motors Ltd.	296,000	1,960,105
ITOCHU Corp.	59,900	768,983
Itochu-Shokuhin Co. Ltd.	1,200	42,537
Iwatsu Electric Co. Ltd.	50,000	45,394
Iyo Bank Ltd. (The)	68,000	687,801
Japan Airlines Co. Ltd.	3,800	210,100
Japan Digital Laboratory Co. Ltd.	19,100	337,670
Japan Foundation Engineering Co. Ltd.	15,500	53,410
Japan Petroleum Exploration Co	18,000	750,918
Japan Tobacco, Inc.	4,800	175,018
Juroku Bank Ltd. (The)	67,000	250,816
JVC Kenwood Corp.*	26,600	55,934
JX Holdings, Inc.	86,500	462,881
Kagoshima Bank Ltd. (The)	79,000	533,717
Kamei Corp.	8,000	61,366
Kamigumi Co. Ltd.	72,000	662,775
Kandenko Co. Ltd.	51,000	296,569
Kaneka Corp.	58,000	363,146
Kanematsu Corp.	209,000	376,107
Kanematsu Electronics Ltd.	6,000	84,760
Kato Sangyo Co. Ltd.	9,500	213,774
Kawagishi Bridge Works Co. Ltd.	9,000	32,580
KDDI Corp.	45,600	2,782,219
Keihin Corp.	15,700	249,650
Keiyo Bank Ltd. (The)	63,000	319,869
Kenko Mayonnaise Co. Ltd.	5,500	54,067
Kimoto Co. Ltd.	17,200	67,677
Kinden Corp.	51,000	496,273
Kinki Sharyo Co. Ltd. (The)*	19,000	58,893
Komatsu Wall Industry Co. Ltd.	2,700	71,869
Konaka Co. Ltd.	4,900	38,396
Konica Minolta, Inc.	166,400	1,644,713
Konishi Co. Ltd.	13,400	284,891
Kura Corp.	3,900	105,485
Kuroda Electric Co. Ltd.	23,600	364,142
Kyoei Steel Ltd.	6,000	108,666
KYORIN Holdings, Inc.	8,000	164,615
Kyudenko Corp.	28,000	272,490
Lawson, Inc.	42,500	3,189,940
LEC, Inc.	4,900	52,430
Lintec Corp.	13,700	275,594
Lonseal Corp.*	46,000	61,880
Maeda Road Construction Co. Ltd.	17,000	294,556
Mars Engineering Corp.	3,600	71,063
Marubeni Corp.	171,000	1,251,545
Maruka Machinery Co. Ltd.	5,300	71,714
Matsuda Sangyo Co. Ltd.	10,600	131,440
Megachips Corp.	4,500	62,393
Meiko Network Japan Co. Ltd.	5,600	71,590
MID Reit, Inc., REIT	28	64,828
Ministop Co. Ltd.	6,400	103,566
Miraca Holdings, Inc.	23,900	1,158,292
Mitani Corp.	5,200	122,730
Mitsubishi Corp.	27,600	574,478
Mitsubishi UFJ Financial Group, Inc.	174,500	1,071,206
Mitsuboshi Belting Co. Ltd.	7,000	43,055
Mitsui & Co. Ltd.	134,700	2,159,462
Mitsui Knowledge Industry Co. Ltd.	25,400	41,376

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Mitsui Matsushima Co. Ltd.	102,000	$138,219
Mitsui Mining & Smelting Co. Ltd.	133,000	380,107
Miyazaki Bank Ltd. (The)	11,000	36,385
Mochida Pharmaceutical Co. Ltd.	6,600	473,978
Moonbat Co. Ltd.	19,000	38,831
Morita Holdings Corp.	23,000	216,157
Musashino Bank Ltd. (The)	3,200	112,200
Nabtesco Corp.	308,400	6,825,203
NAC Co. Ltd.	17,000	256,605
Namco Bandai Holdings, Inc.	27,300	640,066
Namura Shipbuilding Co. Ltd.(a)	33,900	350,003
Neturen Co. Ltd.	28,500	217,651
Nexon Co. Ltd.	107,000	1,022,648
NHK Spring Co. Ltd.	89,000	835,230
NIFTY Corp.	8,900	133,094
Nihon Parkerizing Co. Ltd.	20,500	470,032
Nippon Denko Co. Ltd.	50,000	157,850
Nippon Electric Glass Co. Ltd.	105,000	611,927
Nippon Hume Corp.	9,000	60,623
Nippon Konpo Unyu Soko Co. Ltd.	11,000	190,578
Nippon Pillar Packing Co. Ltd.	24,000	196,666
Nippon Piston Ring Co. Ltd.	31,000	58,141
Nippon Road Co. Ltd. (The)	14,000	78,803
Nippon Seiki Co. Ltd.	8,000	154,583
Nippon Seisen Co. Ltd.	12,000	56,280
Nippon Steel & Sumikin Texeng Co. Ltd.	47,000	249,307
Nippon Synthetic Chemical Industry Co. Ltd. (The)	24,000	191,418
Nippon Telegraph & Telephone Corp.	65,100	4,057,544
Nippon Yusen Kabushiki Kaisha	595,000	1,716,324
Nishi-Nippon City Bank Ltd. (The)	54,000	132,773
Nissan Chemical Industries Ltd.	30,000	466,555
Nissan Motor Co. Ltd.	829,100	7,851,128
Nisshin Fudosan Co.	19,600	78,012
Nissin Kogyo Co. Ltd.	14,800	293,772
Nitori Holdings Co. Ltd.	14,700	804,265
Nittetsu Mining Co. Ltd.	30,000	128,483
Nitto Denko Corp.	25,700	1,203,825
Nitto Kogyo Corp.	12,000	264,170
Nittoc Construction Co. Ltd.	14,600	54,218
Nittoku Engineering Co. Ltd.	8,500	86,307
NOF Corp.	52,000	371,800
Nojima Corp.	6,900	47,045
North Pacific Bank Ltd.	36,900	159,283
NTT DoCoMo, Inc.	155,200	2,649,390
Ogaki Kyoritsu Bank Ltd. (The)	21,000	58,912
Ohara, Inc.	4,200	24,541
Oita Bank Ltd. (The)	52,000	187,953
Okinawa Cellular Telephone Co.	1,500	40,396
OKK Corp.	37,000	52,312
Otsuka Holdings Co. Ltd.	95,200	2,952,165
Otsuka Kagu Ltd.	5,600	55,349
Pal Co. Ltd.	5,900	140,189
PanaHome Corp.	28,000	218,688
Piolax, Inc.	5,700	219,475
Press Kogyo Co. Ltd.	24,000	91,945
Renown, Inc.*	35,900	44,304
Rhythm Watch Co. Ltd.	43,000	63,729
Ricoh Leasing Co. Ltd.	8,900	254,220
Right On Co. Ltd.	6,200	46,164

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Riken Corp.	35,000	$161,803
Riken Keiki Co. Ltd.	6,500	68,742
Sakai Chemical Industry Co. Ltd.	21,000	66,131
Sakata INX Corp.	7,000	65,236
San-A Co. Ltd.	14,800	448,936
San-Ai Oil Co. Ltd.	9,000	67,807
San-In Godo Bank Ltd. (The)	44,000	327,096
Sanki Engineering Co. Ltd.	22,000	165,881
Sanoh Industrial Co. Ltd.	6,900	50,267
Sanyo Housing Nagoya Co. Ltd.	4,700	50,688
Seino Holdings Co. Ltd.	47,000	533,811
Sekisui Chemical Co. Ltd.	611,000	7,083,697
Sekisui Jushi Corp.	21,000	300,145
Shiga Bank Ltd. (The)	14,000	84,327
Shimachu Co. Ltd.	13,200	315,446
Shin-Etsu Polymer Co. Ltd.	39,600	194,747
Shinko Electric Industries Co. Ltd.	26,900	245,021
Shionogi & Co. Ltd.	58,000	1,211,424
Showa Corp.	30,700	374,019
Showa Shell Sekiyu KK	85,900	976,425
Sinanen Co. Ltd.	14,000	58,105
Sinko Industries Ltd.	16,700	167,455
Sintokogio Ltd.	5,800	41,453
SKY Perfect JSAT Holdings, Inc.	36,600	214,617
Skymark Airlines, Inc.*	37,800	106,442
SMC Corp.	35,100	9,405,456
SNT Corp.	11,900	53,750
Sodick Co. Ltd.	15,800	70,695
Sogo Medical Co. Ltd.	3,400	153,762
Sony Financial Holdings, Inc.	92,600	1,580,877
SRA Holdings, Inc.	5,700	87,849
St. Marc Holdings Co. Ltd.	3,000	160,840
Sumiken Mitsui Road Co. Ltd.	23,000	57,487
Sumitomo Bakelite Co. Ltd.	61,000	242,174
Sumitomo Densetsu Co. Ltd.	18,100	207,423
Sumitomo Forestry Co. Ltd.	28,900	352,859
Sumitomo Metal Mining Co. Ltd.	33,000	538,625
Sumitomo Mitsui Financial Group, Inc.	305,100	12,801,058
Tachi-S Co. Ltd.	6,500	112,444
Taihei Dengyo Kaisha Ltd.	15,000	110,889
Taiyo Holdings Co. Ltd.	2,600	80,615
Takamatsu Construction Group Co. Ltd.	2,200	37,447
Taka-Q Ltd.	16,500	36,491
Takara Standard Co. Ltd.	31,000	273,304
Takeda Pharmaceutical Co. Ltd.	9,000	417,715
TBK Co. Ltd.	17,000	90,455
Tecmo Koei Holdings Co. Ltd.	22,600	301,612
Teikoku Sen-I Co. Ltd. (Class I Stock)	24,000	507,892
Tenma Corp.	4,100	63,974
TKC Corp.	5,000	113,182
TOA ROAD Corp.	29,000	118,760
Toagosei Co. Ltd.	101,000	454,755
Tocalo Co. Ltd.	6,000	100,693
Tochigi Bank Ltd. (The)	29,000	124,262
Tokai Carbon Co. Ltd.	41,000	117,080
Tokai Corp.	6,400	177,296
Tokai Rika Co. Ltd.	30,300	608,693
Token Corp.	850	39,656
Tokyo Energy & Systems, Inc.	8,000	43,533
Tokyo Ohka Kogyo Co. Ltd.	15,400	367,423

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Tokyo Tekko Co. Ltd.	12,000	$60,332
Tomoe Engineering Co. Ltd.	8,800	146,575
Toppan Forms Co. Ltd.	19,300	193,986
Toppan Printing Co. Ltd.	29,000	224,236
Topre Corp.	22,800	310,003
Topy Industries Ltd.	49,000	102,625
Towa Bank Ltd. (The)	51,000	49,866
Toyo Ink SC Holdings Co. Ltd.	39,000	192,551
Toyo Kohan Co. Ltd.	14,000	82,364
Toyo Machinery & Metal Co. Ltd.	11,900	61,877
Toyo Seikan Group Holdings Ltd.	24,800	381,253
Toyoda Gosei Co. Ltd.	15,300	318,042
Trancom Co. Ltd.	7,500	294,854
Transcosmos, Inc.	12,500	268,435
Trend Micro, Inc.	16,600	547,001
Trusco Nakayama Corp.	11,400	286,493
TS Tech Co. Ltd.	29,800	868,252
Unipres Corp.	19,100	459,279
Universal Entertainment Corp.	7,100	126,016
Utoc Corp.	15,400	56,149
Vital KSK Holdings, Inc.	5,100	41,097
Wakita & Co. Ltd.	27,000	346,934
Warabeya Nichiyo Co. Ltd.	7,200	145,711
Welcia Holdings Co. Ltd.	11,800	723,187
West Japan Railway Co.	44,300	1,951,437
Wowow, Inc.	2,600	98,766
Yamaguchi Financial Group, Inc.	13,000	137,098
Yamanashi Chuo Bank Ltd. (The)	10,000	47,393
Yamazen Corp.	15,100	114,444
Yellow Hat Ltd.	7,600	175,703
Yodogawa Steel Works Ltd.	11,000	48,838
Yorozu Corp.	6,200	123,141
Zappallas, Inc.	10,900	66,319

		190,102,166

Kazakhstan
KazMunaiGas Exploration Production JSC, GDR, RegS.	58,271	930,774
KCell JSC, GDR	7,002	105,380

		1,036,154

Liechtenstein
Verwaltungs-und Privat-Bank AG	458	41,033

Luxembourg — 0.1%
ArcelorMittal	20,756	309,434
Millicom International Cellular SA, SDR	33,841	3,097,744
SES SA	37,944	1,439,201

		4,846,379

Malaysia
Berjaya Sports Toto Bhd	144,074	174,179
KLCC Property Holdings Bhd	27,200	55,315
Land & General Bhd*	277,600	47,577
Mudajaya Group Bhd	238,500	186,447
Padini Holdings Bhd	192,100	117,856

		581,374

Mexico — 0.1%
America Movil SAB de CV (Class L Stock), ADR	21,300	441,975

COMMON STOCKS (continued)	Shares	Value (Note 2)
Mexico (continued)
Grupo Financiero Banorte SAB de CV (Class O Stock)	428,033	$3,061,079
Industrias Bachoco SAB de CV, ADR	5,100	274,227

		3,777,281

Netherlands — 0.6%
Aegon NV	74,106	646,460
Amsterdam Commodities NV	6,853	158,610
Exact Holding NV	1,395	49,692
Fugro NV, CVA	19,068	1,090,384
Heineken Holding NV	10,568	694,477
ING Groep NV, CVA*	47,078	660,622
Koninklijke Ahold NV	165,963	3,111,983
Royal Dutch Shell PLC (Class A Stock), (XEQT)	257,799	10,644,545
Royal Dutch Shell PLC (Class A Stock), (XLON)	44,097	1,822,199
Royal Dutch Shell PLC (Class B Stock)	50,155	2,179,731
Sligro Food Group NV	3,060	126,540
Unilever NV, CVA	64,175	2,809,138
Wolters Kluwer NV	85,682	2,538,027

		26,532,408

New Zealand
Air New Zealand Ltd.	108,563	197,672
Kathmandu Holdings Ltd.	61,467	171,516
New Zealand Oil & Gas Ltd.	45,904	31,952
Nuplex Industries Ltd.	29,578	79,770
Restaurant Brands New Zealand Ltd.	16,718	48,743
Skellerup Holdings Ltd.	27,563	42,225
SKY Network Television Ltd.	113,820	684,518
Warehouse Group Ltd. (The)	22,953	62,337

		1,318,733

Norway — 0.6%
DNB ASA	401,490	7,335,740
Fred Olsen Energy ASA	26,112	740,478
Gjensidige Forsikring ASA	31,142	558,478
Kongsberg Gruppen ASA	32,591	738,549
Leroy Seafood Group ASA	3,625	132,423
Petroleum Geo-Services ASA	48,717	515,822
Seadrill Ltd.	32,071	1,270,993
Songa Offshore SE*	39,749	17,043
Statoil ASA	313,081	9,623,752
Telenor ASA	124,886	2,843,461
TGS Nopec Geophysical Co. ASA	41,554	1,326,743
Yara International ASA	42,070	2,107,667

		27,211,149

Peru
Cia de Minas Buenaventura SAA, ADR	24,100	284,621

Philippines
Aboitiz Power Corp.	89,400	75,127
Philippine Long Distance Telephone Co., ADR	5,100	343,638

		418,765

Poland — 0.1%
Asseco Poland SA	34,995	474,051
Enea SA	68,380	355,680
KGHM Polska Miedz SA*	41,983	1,721,225

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Poland (continued)
PGE SA	175,207	$1,248,217
Polskie Gornictwo Naftowe i Gazownictwo SA	303,610	524,510
Powszechny Zaklad Ubezpieczen SA	9,043	1,321,259
Synthos SA	239,774	349,836
Tauron Polska Energia SA*	380,695	648,176

		6,642,954

Portugal — 0.1%
EDP – Energias de Portugal SA	372,799	1,870,561
Portucel SA	229,776	1,075,787
Semapa-Sociedade de Investimento e Gestao	8,149	115,155

		3,061,503

Russia — 0.3%
CTC Media, Inc.	38,300	421,683
Federal Grid Co. Unified Energy System JSC, GDR*	89,656	71,725
Gazprom OAO, ADR*	163,091	1,421,338
Lukoil OAO, ADR	13,949	834,429
MegaFon OAO, GDR*	13,964	439,866
MMC Norilsk Nickel OJSC, ADR	50,020	995,898
Mobile Telesystems OJSC, ADR	46,200	911,988
Rosneft OAO, GDR*	111,000	809,765
RusHydro JSC, ADR	127,499	238,423
Sberbank of Russia, ADR	398,945	4,057,271
Surgutneftegas OAO, ADR*	94,993	734,296
Tatneft OAO, ADR*	18,900	731,430

		11,668,112

Singapore — 0.4%
Boustead Singapore Ltd.	154,000	232,772
ComfortDelGro Corp. Ltd.	860,000	1,724,604
DBS Group Holdings Ltd.	508,000	6,832,446
Frasers Commercial Trust, REIT	39,000	42,418
Haw Par Corp. Ltd.	6,600	45,256
Hong Fok Corp. Ltd.	124,000	106,389
Hong Leong Finance Ltd.	24,000	52,546
Jardine Cycle & Carriage Ltd.	29,000	1,030,658
Lippo-Malls Indonesia Retail Trust, REIT	119,000	38,197
Mapletree Logistics Trust, REIT	300,000	280,461
Metro Holdings Ltd.	90,000	72,568
Oversea-Chinese Banking Corp. Ltd.	228,000	1,748,789
Pan-United Corp. Ltd.	238,000	205,212
Sembcorp Industries Ltd.	282,000	1,215,156
Singapore Exchange Ltd.	82,000	457,369
Singapore Telecommunications Ltd.	757,000	2,339,656
UMS Holdings Ltd.	130,000	56,821
United Overseas Bank Ltd.	100,000	1,808,273
UOL Group Ltd.	109,000	570,553

		18,860,144

South Africa — 0.3%
Gold Fields Ltd.	47,920	177,207
Gold Fields Ltd., ADR	41,300	153,636
Harmony Gold Mining Co. Ltd., ADR*	54,600	162,162
Kumba Iron Ore Ltd.	27,686	885,794
Lewis Group Ltd.	31,069	189,306
Liberty Holdings Ltd.	63,511	776,528
Life Healthcare Group Holdings Ltd.	215,516	840,857

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Africa (continued)
MMI Holdings Ltd.	252,247	$622,607
MTN Group Ltd.	133,432	2,810,586
Raubex Group Ltd.	11,845	25,227
Reunert Ltd.	69,419	423,944
Sasol Ltd.	20,015	1,188,969
Sun International Ltd.	34,053	352,217
Telkom SA SOC Ltd.*	57,766	248,165
Truworths International Ltd.	50,116	353,550
Vodacom Group Ltd.	201,607	2,491,853
Wilson Bayly Holmes-Ovcon Ltd.	24,280	289,999
Woolworths Holdings Ltd.	104,159	765,646

		12,758,253

South Korea — 0.3%
ASIA Holdings Co. Ltd.	588	84,340
AtlasBX Co. Ltd.	5,131	207,395
Chongkundang Holdings Corp.	7,880	334,149
Daechang Forging Co. Ltd.	1,880	94,390
Daelim Industrial Co. Ltd.	4,006	333,744
Dongil Industries Co. Ltd.	1,090	58,062
Dongkook Industrial Co. Ltd.*	26,870	90,095
Dongsuh Co., Inc.	4,643	77,073
Dongyang E&P, Inc.	8,974	128,668
Global & Yuasa Battery Co. Ltd.	4,450	208,363
Husteel Co. Ltd.	3,150	59,825
Hyundai Hy Communications & Networks Co. Ltd.	8,180	33,425
Hyundai Mobis	4,523	1,270,253
Industrial Bank of Korea	9,810	130,867
INFAC Corp.	9,490	86,609
INTOPS Co. Ltd.	5,130	96,267
Jinro Distillers Co. Ltd.	3,707	84,816
KB Financial Group, Inc.	48,740	1,693,807
Keyang Electric Machinery Co. Ltd.	17,420	76,199
Kia Motors Corp.	32,525	1,819,624
Korea Zinc Co. Ltd.	746	292,515
KT&G Corp.	15,908	1,407,161
Kyungdong Pharm Co. Ltd.	12,021	249,912
MegaStudy Co. Ltd.	2,461	146,911
Neowiz Holdings Corp.*	2,416	33,663
S&T Dynamics Co. Ltd.	14,630	157,541
Saeron Automotive Corp.	6,880	71,039
Samsung Electronics Co. Ltd.	2,760	3,604,421
SeAH Steel Corp.	531	60,112
Sebang Co. Ltd.	3,010	59,651
Yoosung Enterprise Co. Ltd.	9,130	52,154
Youngone Holdings Co. Ltd.	1,490	116,886

		13,219,937

Spain — 0.1%
Duro Felguera SA	82,594	550,844
Enagas SA	35,340	1,137,554
Gas Natural SDG SA	49,607	1,567,246
Red Electrica Corp. SA	27,740	2,535,774

		5,791,418

Sweden — 0.4%
Axfood AB	26,383	1,432,960
Industrivarden AB (Class C Stock)	88,027	1,737,683
Intrum Justitia AB	36,207	1,079,946

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Sweden (continued)
Investment AB Oresund*	1,969	$44,056
Investor AB (Class B Stock)	108,361	4,060,415
JM AB	20,810	771,281
NCC AB (Class B Stock)	8,677	298,655
Nolato AB (Class B Stock)	13,693	311,310
Oriflame Cosmetics SA, SDR(a)	34,175	796,379
Svenska Cellulosa AB SCA (Class B Stock)	211,803	5,516,175
Swedish Match AB	31,830	1,105,217
Telefonaktiebolaget LM Ericsson (Class B Stock)	116,756	1,410,501
TeliaSonera AB	168,600	1,231,114

		19,795,692

Switzerland — 1.8%
ABB Ltd.*	7,035	161,878
Adecco SA*	69,370	5,708,731
Alpiq Holding AG*	818	94,040
APG SGA SA	150	49,053
Autoneum Holding AG*	1,662	333,187
Baloise Holding AG	7,259	854,725
BB Biotech AG	5,517	975,946
Credit Suisse Group AG*	297,676	8,465,750
Helvetia Holding AG	1,415	649,654
Implenia AG*	6,158	414,514
Inficon Holding AG*	135	43,995
Kardex AG*	942	47,157
Lonza Group AG*	56,001	6,090,028
Mobilezone Holding AG*	8,043	91,599
Nestle SA	173,976	13,480,870
Novartis AG	32,394	2,933,548
PSP Swiss Property AG*	7,892	742,189
Roche Holding AG	58,212	17,344,666
Swatch Group AG (The)	8,092	897,733
Swiss Re AG*	13,552	1,205,006
Swisscom AG	5,470	3,177,395
Syngenta AG	17,616	6,508,218
Vaudoise Assurances Holding SA (Class B Stock)	506	230,804
Vontobel Holding AG	25,982	906,792
Walter Meier AG*	2,440	131,107
Zurich Insurance Group AG*	29,766	8,965,111

		80,503,696

Taiwan — 0.3%
Accton Technology Corp.	135,000	88,096
Alcor Micro Corp.	67,000	86,235
Aten International Co. Ltd.	46,000	134,222
Audix Corp.	47,000	48,004
AV Tech Corp.	32,000	106,852
Capella Microsystems Taiwan, Inc.	37,000	140,067
Chicony Electronics Co. Ltd.	130,000	351,233
China Ecotek Corp.	16,000	40,666
Chin-Poon Industrial Co.	121,000	232,297
Chipbond Technology Corp.	258,000	454,480
CviLux Corp.	33,000	57,257
Cyberlink Corp.	29,680	98,437
Draytek Corp.	51,000	52,681
DYNACOLOR, Inc.	33,000	84,092
Dynapack International Technology Corp.	55,000	163,745
Far EasTone Telecommunications Co. Ltd.	315,000	717,556

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Faraday Technology Corp.	228,000	$316,014
Formosan Rubber Group, Inc.	92,000	87,261
Foxconn Technology Co. Ltd.	85,000	206,134
Gigabyte Technology Co. Ltd.	226,000	362,094
Global Mixed Mode Technology, Inc.	50,000	180,157
Grape King Bio Ltd.	65,000	293,631
Great China Metal Industry	36,000	43,774
Greatek Electronics, Inc.*	315,000	424,163
Holtek Semiconductor, Inc.	169,000	336,541
Ibase Technology, Inc.*	41,000	92,735
Kung Long Batteries Industrial Co. Ltd.	63,000	218,666
Lite-On Technology Corp.	126,000	210,436
Lumax International Corp. Ltd.	97,000	233,216
Mirle Automation Corp.	195,000	208,600
New Era Electronics Co. Ltd.	56,000	70,305
Novatek Microelectronics Corp.	220,000	1,082,012
Phison Electronics Corp.	64,000	515,686
Polytronics Technology Corp.	24,000	66,277
Radiant Opto-Electronics Corp.	165,511	710,188
Realtek Semiconductor Corp.	248,730	788,905
Richtek Technology Corp.	68,000	415,235
Ruentex Industries Ltd.	99,000	256,029
Sea Sonic Electronics Co. Ltd.	62,000	136,543
Sigurd Microelectronics Corp.	476,000	590,485
Simplo Technology Co. Ltd.	153,000	948,559
Sirtec International Co. Ltd.	79,000	170,672
Sonix Technology Co. Ltd.	160,000	325,528
Stark Technology, Inc.	56,000	53,611
Syncmold Enterprise Corp.	44,000	107,107
Taiwan Chinsan Electronic Industrial Co. Ltd.	118,000	217,738
Taiwan Surface Mounting Technology Co. Ltd.	54,000	82,474
Teco Electric and Machinery Co. Ltd.	147,000	169,211
Test Research, Inc.	176,282	300,514
Tong Hsing Electronic Industries Ltd.	75,000	404,738
Transcend Information, Inc.	197,000	677,048
United Integrated Services Co. Ltd.	85,000	95,114
Vanguard International Semiconductor Corp.	685,000	1,100,740
Zeng Hsing Industrial Co. Ltd.	46,000	260,459

		15,614,520

Thailand — 0.1%
Amata Corp. PCL	136,100	70,918
BEC World PCL, NVDR	305,000	457,974
BTS Group Holdings Pcl, NVDR	726,700	193,709
Delta Electronics Thailand PCL, NVDR	507,500	978,212
Hana Microelectronics PCL, NVDR	450,400	464,902
PTT Exploration & Production PCL, NVDR	427,900	2,208,603
PTT PCL, NVDR	156,600	1,535,497
TTW PCL	334,700	111,592

		6,021,407

Turkey — 0.1%
Aksa Akrilik Kimya Sanayii	25,118	90,926
EGE Seramik Sanayi Ve Ticaret A/S	54,280	76,377
Eregli Demir ve Celik Fabrikalari TAS	802,190	1,436,659
Gubre Fabrikalari TAS	180,404	381,048
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S*	57,371	72,750
Is Gayrimenkul Yatirim Ortakligi A/S, REIT	171,184	105,122

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Turkey (continued)
Koza Altin Isletmeleri A/S	76,273	$874,072
Koza Anadolu Metal Madencilik Isletmeleri A/S*	294,521	356,093
Sinpas Gayrimenkul Yatirim Ortakligi A/S, REIT*	129,568	51,367
Tofas Turk Otomobil Fabrikasi A/S	35,964	223,289
Turk Hava Yollari A/S*	—	1
Turk Telekomunikasyon A/S	162,638	469,970
Turk Traktor ve Ziraat Makineleri A/S	8,762	285,366
Turkcell Iletisim Hizmet A/S*	90,426	565,984
Turkiye Is Bankasi (Class C Stock)	117,637	318,241

		5,307,265

United Kingdom — 4.0%
Aberdeen Asset Management PLC	113,827	883,385
Afren PLC*	249,008	616,869
AMEC PLC	45,902	953,143
Amlin PLC	225,439	1,804,423
Anglo American PLC, (JSE)	36,201	888,076
Anglo American PLC, (XLON)	103,295	2,531,580
Antofagasta PLC	117,991	1,541,421
ARM Holdings PLC	16,311	245,265
Ashmore Group PLC(a)	161,308	1,018,476
AstraZeneca PLC	151,311	11,257,127
Atrium European Real Estate Ltd.*	6,865	41,023
BAE Systems PLC	316,519	2,344,360
Barclays PLC	1,636,797	5,962,454
Beazley PLC	268,951	1,163,911
Berendsen PLC	10,549	176,674
Berkeley Group Holdings PLC	18,525	765,673
BG Group PLC	393,371	8,300,627
BHP Billiton PLC	309,878	10,073,773
BP PLC	565,941	4,983,608
British American Tobacco PLC	42,518	2,529,904
British Sky Broadcasting Group PLC	316,598	4,898,079
BT Group PLC	921,234	6,053,457
Cairn Energy PLC*	258,442	884,287
Capita PLC	357,639	7,006,569
Catlin Group Ltd	176,041	1,610,973
Centrica PLC	783,250	4,185,373
Chesnara PLC	9,881	54,197
Cobham PLC	300,533	1,605,625
Compass Group PLC*	119,293	2,074,070
Dart Group PLC	91,632	323,045
Debenhams PLC	113,570	132,999
Diageo PLC	224,920	7,163,462
Fenner PLC	56,982	349,116
Ferrexpo PLC	64,567	144,482
GlaxoSmithKline PLC	167,226	4,452,402
Go-Ahead Group PLC	25,433	1,030,580
Greggs PLC	57,144	524,028
Halfords Group PLC	82,159	664,612
Highland Gold Mining Ltd.	116,875	141,162
Hiscox Ltd.	135,475	1,639,183
HSBC Holdings PLC, (QMTF)	1,368,727	13,885,769
HSBC Holdings PLC, (XHKG)	290,400	2,953,284
Imperial Tobacco Group PLC	39,892	1,794,654
International Consolidated Airlines Group SA*	241,450	1,532,129
Interserve PLC	47,712	489,683

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
ITE Group PLC	69,708	$282,444
JKX Oil & Gas PLC*	216,992	214,617
Kazakhmys PLC*	39,164	203,823
Ladbrokes PLC	112,095	269,118
Lancashire Holdings Ltd.	36,772	411,571
Legal & General Group PLC	791,441	3,049,009
Majestic Wine PLC	8,309	59,924
Micro Focus International PLC	66,229	982,650
Mitie Group PLC	219,922	1,199,560
Moneysupermarket.com Group PLC	245,536	791,867
National Grid PLC	15,603	224,632
Pace PLC	60,337	366,464
Playtech PLC	109,158	1,150,101
Premier Farnell PLC	52,177	181,822
Premier Oil PLC	725,431	4,141,597
Prudential PLC	398,361	9,126,983
QinetiQ Group PLC	222,254	786,215
Reckitt Benckiser Group PLC	11,619	1,013,115
Resolution Ltd.	245,379	1,323,131
Royal Bank of Scotland Group PLC*	452,492	2,543,091
SABMiller PLC	6,809	394,614
Sage Group PLC (The)	225,423	1,480,566
Smiths Group PLC	84,332	1,868,768
Soco International PLC*	52,368	369,174
Spirent Communications PLC	120,192	195,308
SSE PLC	73,300	1,963,627
St. Ives PLC	41,234	152,426
Stagecoach Group PLC	41,179	264,874
Standard Chartered PLC	34,545	706,099
Tate & Lyle PLC	189,419	2,216,182
Tesco PLC.	336,931	1,637,539
Tullett Prebon PLC	84,936	384,632
Unilever PLC	69,610	3,155,369
Vodafone Group PLC	2,822,452	9,433,376
WH Smith PLC(a)	36,410	666,257
WPP PLC	230,786	5,029,235
WS Atkins PLC	51,543	1,162,626
Xchanging PLC	52,821	133,520

		183,210,918

United States — 2.9%
3M Co.	2,674	383,024
Abbott Laboratories	12,331	504,338
AES Corp.	113,567	1,765,967
Air Products & Chemicals, Inc.	3,181	409,140
American Capital Agency Corp.	77,621	1,817,108
American Electric Power Co., Inc.	6,636	370,090
Annaly Capital Management, Inc.	153,849	1,758,494
Archer-Daniels-Midland Co.	39,438	1,739,610
Assurant, Inc.	26,571	1,741,729
AT&T, Inc.	58,087	2,053,956
Automatic Data Processing, Inc.	4,910	389,265
Ball Corp.	30,128	1,888,423
Baxter International, Inc.	5,374	388,540
Becton, Dickinson and Co.	15,286	1,808,334
Bristol-Myers Squibb Co.	6,843	331,954
Cablevision Systems Corp. (Class A Stock)(a)	105,386	1,860,063
Catamaran Corp.*	26,685	1,178,386
Caterpillar, Inc.	18,621	2,023,544

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Chevron Corp.	17,996	$2,349,378
Church & Dwight Co., Inc.	26,498	1,853,535
Clorox Co. (The)(a)	19,906	1,819,408
Coca-Cola Co. (The)	12,886	545,851
Colgate-Palmolive Co.	9,943	677,914
Comcast Corp. (Class A Stock)	6,336	340,116
ConAgra Foods, Inc.	57,751	1,714,050
ConocoPhillips*	25,656	2,199,489
Crown Holdings, Inc.*	36,672	1,824,799
CSX Corp.	8,857	272,884
Cummins, Inc.	1,390	214,463
Deere & Co.	3,208	290,484
Dominion Resources, Inc.	5,603	400,727
Dr. Pepper Snapple Group, Inc.	30,065	1,761,208
Duke Energy Corp.	31,786	2,358,203
Eaton Corp. PLC	2,202	169,950
EI du Pont de Nemours & Co.	3,157	206,594
Eli Lilly & Co.	5,940	369,290
Emerson Electric Co.	4,263	282,893
Everest Re Group Ltd.	11,045	1,772,612
Exelon Corp.	8,776	320,148
Exxon Mobil Corp.	20,930	2,107,232
Fidelity National Information Services, Inc.	32,312	1,768,759
Fiserv, Inc.*	30,435	1,835,839
Flextronics International Ltd.*	167,481	1,854,015
Frontier Communications Corp.	306,652	1,790,848
General Mills, Inc.	56,141	2,949,648
Harris Corp.	23,913	1,811,410
Henry Schein, Inc.*	15,449	1,833,333
Hess Corp.	19,661	1,944,276
Hewlett-Packard Co.	6,551	220,638
Illinois Tool Works, Inc.	3,783	331,239
Intel Corp.	85,479	2,641,301
International Business Machines Corp.	1,890	342,600
International Paper Co.	38,287	1,932,345
Johnson & Johnson	29,719	3,109,202
Kellogg Co.	26,712	1,754,978
Kimberly-Clark Corp.	11,555	1,285,147
L-3 Communications Holdings, Inc.	14,965	1,807,024
Laboratory Corp. of America Holdings*	17,473	1,789,235
Lockheed Martin Corp.	7,805	1,254,498
Lowe’s Cos., Inc.	8,486	407,243
M&T Bank Corp.(a)	14,497	1,798,353
McDonald’s Corp.	27,432	2,763,500
Medtronic, Inc.	7,162	456,649
Merck & Co., Inc.	30,518	1,765,466
Mondelez International, Inc. (Class A Stock)	12,133	456,322
Monsanto Co.	2,661	331,933
NextEra Energy, Inc.	9,889	1,013,425
NIKE, Inc. (Class B Stock)	4,953	384,105
Norfolk Southern Corp.	2,949	303,835
Occidental Petroleum Corp.	2,333	239,436
Omnicom Group, Inc.	25,369	1,806,780
PepsiCo, Inc.	29,373	2,624,184
Pfizer, Inc.	72,930	2,164,562
Philip Morris International, Inc.	3,258	274,682
PPG Industries, Inc.	1,664	349,690
Praxair, Inc.	16,200	2,152,008
Procter & Gamble Co. (The)	7,864	618,032
QUALCOMM, Inc.	4,753	376,438

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Raytheon Co.	9,006	$830,803
RenaissanceRe Holdings Ltd.	17,153	1,835,371
Republic Services, Inc.	50,135	1,903,626
Southern Co. (The)(a)	51,393	2,332,214
Sysco Corp.	48,071	1,800,259
Target Corp.	7,832	453,864
Texas Instruments, Inc.	7,660	366,071
Torchmark Corp.	22,121	1,812,152
Transocean Ltd.	43,350	1,947,636
Travelers Cos., Inc. (The)	20,159	1,896,357
U.S. Bancorp	42,820	1,854,962
United Parcel Service, Inc. (Class B Stock)	17,766	1,823,858
United Technologies Corp.	6,539	754,928
Verizon Communications, Inc.	46,113	2,256,309
Visa, Inc. (Class A Stock)	1,807	380,753
W.R. Berkley Corp.	39,525	1,830,403
Walgreen Co.	8,242	610,979
Wal-Mart Stores, Inc.	31,622	2,373,864
Waste Management, Inc.	42,554	1,903,440
Wells Fargo & Co.	35,097	1,844,698
Williams Cos., Inc. (The)	4,723	274,926
Windstream Holdings, Inc.	195,839	1,950,556
Xerox Corp.	144,742	1,800,590
Yum! Brands, Inc.	5,454	442,865
Zoetis, Inc.	3,268	105,459

		134,193,114

TOTAL COMMON STOCKS (cost $1,062,332,259)		1,152,002,013

EXCHANGE TRADED FUNDS — 17.5%
iShares Core S&P 500 ETF(a)	1,514,667	298,389,399
iShares Core Total US Bond Market ETF	349,701	38,257,289
iShares iBoxx $ High Yield Corporate Bond ETF(a)	400,009	38,080,857
iShares JPMorgan USD Emerging Markets Bond ETF(a)	389,172	44,859,856
iShares MSCI Emerging Markets Index ETF	2,092,854	90,474,078
SPDR Barclays High Yield Bond ETF(a)	1,120,395	46,754,083
SPDR S&P 500 ETF Trust	1,244,792	243,630,690

TOTAL EXCHANGE TRADED FUNDS (cost $660,350,713)		800,446,252

PREFERRED STOCKS — 0.1%
Brazil — 0.1%
AES Tiete SA (PRFC)	61,000	538,357
Itausa – Investimentos Itau SA (PRFC)	56,960	222,736
Petroleo Brasileiro SA (PRFC), ADR(a)	18,200	284,648
Vale SA (PRFC)	138,300	1,643,701
Vale SA (PRFC), ADR	147,600	1,756,440

		4,445,882

Germany
KSB AG (PRFC)	248	178,814

TOTAL PREFERRED STOCKS (cost $4,905,487)		4,624,696

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

		Shares	Value (Note 2)
UNAFFILIATED MUTUAL FUNDS — 11.1%
Aston Montag & Caldwell Growth Fund (Institutional Shares)*		3,647,347	$106,867,252
Neuberger Berman Genesis Fund (Institutional Shares)*		2,913,840	181,677,929
T. Rowe Price Value Fund (Retail Shares)		5,939,557	219,050,865

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $395,270,576)			507,596,046

WARRANTS* — 0.2%
Hong Kong
Sun Hung Kai Properties Ltd., expiring 04/22/16.		8,000	10,446

India — 0.2%
Idea Cellular Ltd., expiring 03/13/17		3,108,401	6,826,049

TOTAL WARRANTS (cost $5,463,466)			6,836,495

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.2%
Non-Residential Mortgage-Backed Securities — 2.2%
American Credit Acceptance Receivables Trust,
Series 2012-2, Class A, 144A
1.890%	07/15/16	248	248,319
Series 2012-3, Class A, 144A
1.640%	11/15/16	389	389,622
Series 2013-1, Class A, 144A
1.450%	04/16/18	749	751,714
American Express Credit Account Master Trust,
Series 2013-1, Class A
0.602%(c)	02/16/21	7,410	7,430,815
AmeriCredit Automobile Receivables Trust,
Series 2013-1, Class C
1.570%	01/08/19	610	612,419
Series 2013-5, Class C
2.290%	11/08/19	4,095	4,143,587
Series 2014-1, Class C
2.150%	03/09/20	3,000	3,008,076
Series 2014-2, Class C
2.180%	06/08/20	2,400	2,408,458
ARL Second LLC,
Series 2014-1A, Class A2, 144A
3.970%	06/15/44	2,315	2,325,128
Carfinance Capital Auto Trust,
Series 2013-2A, Class A, 144A
1.750%	11/15/17	599	601,109
CLI Funding V LLC,
Series 2013-1A, Class NOTE, 144A
2.830%	03/18/28	1,168	1,164,299
Series 2013-2A, Class NOTE, 144A
3.220%	06/18/28	1,673	1,687,166
Cronos Containers Program Ltd. (Bermuda),
Series 2012-2A, Class A, 144A
3.810%	09/18/27	2,640	2,653,234
Series 2013-1A, Class A, 144A
3.080%	04/18/28	1,537	1,542,347

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
DT Auto Owner Trust,
Series 2014-2A, Class C, 144A
2.460%	01/15/20	2,715	$2,717,207
Exeter Automobile Receivables Trust,
Series 2014-1A, Class A, 144A
1.290%	05/15/18	2,143	2,147,979
Series 2014-2A, Class A, 144A
1.060%	08/15/18	505	504,941
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	2,455	2,459,774
Series 2013-2, Class A, 144A
1.940%	01/15/19	1,673	1,678,909
Series 2014-1, Class B, 144A
2.550%	02/18/20	960	962,140
GE Capital Credit Card Master Note Trust,
Series 2012-7, Class A
1.760%	09/15/22	2,715	2,642,662
Global Container Assets Ltd. (Bermuda),
Series 2013-1A, Class A1, 144A
2.200%	11/05/28	1,934	1,937,859
Global SC Finance II SRL (Barbados),
Series 2013-1A, Class A, 144A
2.980%	04/17/28	7,482	7,492,787
OnDeck Asset Securitization Trust,
Series 2014-1A, Class A, 144A
3.150%	05/17/18	3,075	3,076,058
OneMain Financial Issuance Trust,
Series 2014-1A, Class A, 144A
2.430%	06/18/24	5,130	5,129,897
Prestige Auto Receivables Trust,
Series 2014-1A, Class B, 144A
1.910%	04/15/20	1,830	1,827,334
Santander Drive Auto Receivables Trust,
Series 2013-3, Class C
1.810%	04/15/19	1,355	1,363,320
Series 2013-5, Class C
2.250%	06/17/19	5,030	5,076,487
Series 2014-1, Class C
2.360%	04/15/20	4,935	5,016,171
Series 2014-2, Class C
2.330%	11/15/19	3,010	3,039,402
Series 2014-3, Class C
2.130%	08/17/20	4,385	4,389,815
TAL Advantage V LLC,
Series 2013-2A, Class A, 144A
3.550%	11/20/38	4,431	4,514,726
Series 2014-1A, Class A, 144A
3.510%	02/22/39	4,116	4,181,780
Series 2014-2A, Class A2, 144A
3.330%	05/20/39	2,875	2,894,204
Temporary Deal,
Series NS-189, Class A
4.255%	03/01/34	3,780	4,103,072
Westlake Automobile Receivables Trust,
Series 2014-1A, Class B, 144A
1.240%	11/15/19	1,669	1,668,559
Series 2014-1A, Class C, 144A
1.700%	11/15/19	2,620	2,621,635

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Wheels SPV LLC,
Series 2012-1, Class A2, 144A
1.190%	03/20/21	306	$307,266

			100,720,277

Residential Mortgage-Backed Securities
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
Series T-15, Class A6
0.550%(c)	11/25/28	60	59,372

TOTAL ASSET-BACKED SECURITIES (cost $100,210,126)			100,779,649

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class C, 144A
1.555%(c)	06/15/33	2,250	2,256,149
Series 2014-388G, Class D, 144A
1.905%(c)	06/15/33	2,155	2,161,674
Commercial Mortgage Trust,
Series 2014-TWC, Class A, 144A
1.002%(c)	02/13/32	2,165	2,167,895
Series 2014-SAVA, Class A
1.442%(c)	05/15/19	3,305	3,306,033
Credit Suisse Mortgage Trust,
Series 2014, Class B, 144A
2.000%(c)	04/15/27	920	922,688
2.736%(c)	04/15/27	1,255	1,255,745
Extended Stay America Trust,
Series 2013-ESH7, Class A27, 144A
2.958%	12/05/31	1,830	1,856,652
Series 2013-ESH7, Class B7, 144A
3.604%	12/05/31	1,830	1,876,638
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through,
Series K038, Class X1, IO
1.203%(c)	03/25/24	28,140	2,552,830
Federal National Mortgage Assoc.,
Series 2012-M14, Class X2, IO
0.540%(c)	09/25/22	51,704	1,687,988
FREMF Mortgage Trust,
Series 2011-K702, Class B
4.936%(c)	04/25/44	530	575,392
Series 2012-K18, Class B
4.265%(c)	01/25/45	875	926,389
Series 2012-K22, Class B
3.687%(c)	08/25/45	3,410	3,460,874
Series 2012-K22, Class C
3.687%(c)	08/25/45	1,655	1,633,449
Series 2012-K706, Class B
4.023%(c)	11/25/44	3,805	4,034,145
Series 2012-K709, Class C
3.741%(c)	03/25/19	2,636	2,706,257
Series 2012-K711, Class B
3.562%(c)	08/25/45	3,815	3,955,640
Series 2012-KF01, Class B
2.782%(c)	10/25/44	5,780	5,954,862
Series 2013-K712, Class B
3.367%(c)	05/25/45	2,654	2,717,114
Series 2013-KF02, Class B

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
2.821%(c)	12/25/44	5,666	$5,789,994
Series 2014-K36, Class B
4.361%(c)	10/25/20	2,195	2,323,879
Series 2014-K37, Class B
4.558%(c)	01/25/24	2,865	3,072,260
Series 2014-K38, Class B, 144A
4.483%(c)	06/25/41	1,740	1,816,060
Series 2014-K38, Class C, 144A
4.636%(c)	06/25/41	700	731,943
Series 2014-K714, Class C, 144A
3.856%(c)	06/25/41	1,055	1,075,319
Series 2014-K715, Class B
4.119%(c)	01/25/21	3,410	3,569,022
Government National Mortgage Assoc.,
Series 2012-53, Class IO, IO
1.021%(c)	03/16/47	12,161	849,352
Series 2012-70, Class IO, IO
0.963%(c)	08/16/52	17,209	1,108,186
Series 2012-107, Class IO, IO
0.700%(c)	12/16/53	33,068	2,036,795
Series 2012-123, Class IO, IO
0.953%(c)	12/16/51	19,352	1,384,171
Series 2012-132, Class IO, IO
1.140%(c)	06/16/54	3,715	271,007
Series 2012-135, Class IO, IO
1.043%(c)	01/16/53	36,930	2,888,057
Series 2012-152, Class IO, IO
0.750%(c)	01/15/54	13,989	930,167
Series 2014-47, Class 1A, IO
1.383%(c)	02/16/54	20,946	1,728,213
Series 2014-75, Class IO, IO
0.963%(c)	08/16/54	12,045	830,559
GP Portfolio Trust,
Series 2014-GPP, Class A, 144A
1.102%(c)	02/15/27	4,000	4,003,664
Hilton USA Trust,
Series 2013-HLF, Class AFL, 144A
1.151%(c)	11/05/30	1,855	1,857,334
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-FBLU, Class A, 144A
1.102%(c)	12/15/28	4,100	4,100,783
LSTAR Commercial Mortgage Trust,
Series 2014-2, Class B, 144A
4.205%(c)	01/20/41	1,225	1,237,591
SCG Trust,
Series 2013-SRP1, Class A, 144A
1.552%(c)	11/15/26	1,300	1,305,356

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $88,252,465)			88,918,126

CORPORATE BONDS — 7.6%
Australia
BHP Billiton Finance USA Ltd.,
Gtd. Notes
5.000%	09/30/43	1,410	1,558,311

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	11/15/14		1,755	$1,786,555

Brazil — 0.1%
Marfrig Holding Europe BV,
Gtd. Notes, 144A
6.875%	06/24/19		1,280	1,294,720
OAS Finance Ltd.,
Gtd. Notes, 144A
8.000%	07/02/21		1,005	1,015,050
Odebrecht Offshore Drilling Finance Ltd.,
Sr. Sec’d. Notes, 144A
6.750%	10/01/22	(a)	2,897	3,101,689

				5,411,459

Canada — 1.0%
Bank of Montreal,
Covered Bonds, 144A
1.950%	01/30/18	(a)	5,050	5,179,931
Bank of Nova Scotia,
Covered Bonds, 144A
1.950%	01/30/17		5,475	5,616,009
2.150%	08/03/16		4,620	4,755,043
Canadian Imperial Bank of Commerce,
Covered Bonds, 144A
2.750%	01/27/16		8,560	8,859,001
Cogeco Cable, Inc.,
Gtd. Notes, 144A
4.875%	05/01/20		1,205	1,220,063
MEG Energy Corp.,
Gtd. Notes, 144A
7.000%	03/31/24	(a)	4,350	4,795,875
Rogers Communications, Inc.,
Gtd. Notes
5.000%	03/15/44		2,215	2,309,829
Toronto-Dominion Bank (The),
Covered Notes, 144A
1.500%	03/13/17	(a)	12,580	12,751,365

				45,487,116

Chile
VTR Finance BV,
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		800	858,990

China
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23		1,220	1,151,945

Colombia
Ecopetrol SA,
Sr. Unsec’d. Notes
5.875%	05/28/45		1,025	1,060,137

Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16		1,985	2,087,229

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
France — 0.4%
BPCE SA,
Gtd. Notes
4.000%	04/15/24	(a)	4,140	$4,226,319
Electricite de France,
Sub. Notes, 144A
5.250%(c)	01/29/49	(a)	3,505	3,575,556
Societe Generale SA,
Sub. Notes, 144A
5.000%	01/17/24	(a)	8,775	9,177,211

				16,979,086

Germany — 0.3%
Deutsche Annington Finance BV,
Gtd. Notes, 144A
3.200%	10/02/17		3,525	3,650,906
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes
1.625%	11/20/18		4,995	5,008,526
Norddeutsche Landesbank Girozentrale,
Sec’d. Notes, 144A
0.875%	10/16/15	(a)	4,400	4,420,636
2.000%	02/05/19	(a)	1,800	1,805,166

				14,885,234

Ireland
XLIT Ltd.,
Gtd. Notes
5.750%	10/01/21		1,410	1,644,140

Italy — 0.1%
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		2,570	2,579,637

Luxembourg
ArcelorMittal,
Sr. Unsec’d. Notes
4.250%	02/25/15		1,270	1,290,637

Mexico — 0.2%
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		1,880	1,959,900
Mexico Generadora de Energia S de RL,
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		2,255	2,305,737
Pemex Project Funding Master Trust,
Gtd. Notes
6.625%	06/15/35		4,165	4,904,287

				9,169,924

Netherlands — 0.1%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.875%	02/08/22	(a)	750	794,480
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	(a)	4,435	4,623,909

				5,418,389

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Norway — 0.2%
Eksportfinans ASA,
Sr. Unsec’d. Notes
3.000%	11/17/14	(a)	2,475	$2,490,097
SpareBank 1 Boligkreditt A/S,
Covered Bonds, 144A
1.750%	11/15/20		7,695	7,525,279

				10,015,376

Panama
ENA Norte Trust,
Pass-Through Certificates, 144A
4.950%	04/25/28		1,086	1,116,331

Peru — 0.1%
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18		1,680	1,715,700
Cementos Pacasmayo SAA,
Gtd. Notes, 144A
4.500%	02/08/23		1,725	1,647,375

				3,363,075

Supranational Bank — 0.2%
Eurasian Development Bank,
Sr. Unsec’d. Notes, 144A
4.767%	09/20/22		440	434,500
5.000%	09/26/20		7,390	7,596,920

				8,031,420

Sweden
Swedbank Hypotek AB,
Covered Bonds, 144A
2.375%	04/05/17		1,115	1,154,821

Switzerland — 0.2%
Credit Suisse AG,
Covered Bonds, 144A
1.625%	03/06/15		2,385	2,405,845
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
6.250%(c)	12/29/49	(a)	1,850	1,857,030
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23	(a)	3,670	3,685,931
UBS AG,
Covered Bonds, 144A
2.250%	03/30/17		2,790	2,872,877

				10,821,683

United Kingdom — 0.8%
Abbey National Treasury Services PLC,
Bank Gtd. Notes
3.050%	08/23/18	(a)	1,780	1,864,059
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.750%	05/22/19	(a)	1,800	2,167,668
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22	(a)	2,995	3,186,366
Sub. Notes
5.250%	03/14/44	(a)	2,310	2,473,548

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United Kingdom (continued)
Inmarsat Finance PLC,
Gtd. Notes, 144A
4.875%	05/15/22		1,620	$1,636,200
Rio Tinto Finance USA PLC,
Gtd. Notes
2.250%	12/14/18	(a)	3,590	3,659,502
3.500%	03/22/22	(a)	2,210	2,267,756
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes
4.375%	03/16/16		8,750	9,255,041
Standard Chartered PLC,
Sub. Notes, 144A
5.700%	03/26/44	(a)	4,895	5,130,753
UBM PLC,
Sr. Unsec’d. Notes, 144A
5.750%	11/03/20		1,395	1,501,279
WPP Finance UK,
Gtd. Notes
8.000%	09/15/14		1,005	1,019,977

				34,162,149

United States — 3.6%
Actavis Funding SCS,
Gtd. Notes, 144A
4.850%	06/15/44		4,630	4,673,749
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.750%	04/15/17		1,565	1,737,150
Alexandria Real Estate Equities, Inc.,
Gtd. Notes, REIT
3.900%	06/15/23		1,700	1,692,853
Ally Financial, Inc.,
Gtd. Notes
3.500%	07/18/16	(a)	1,160	1,197,700
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	(a)	1,720	1,767,352
9.950%	11/10/38		2,847	4,742,644
American Axle & Manufacturing, Inc.,
Gtd. Notes
7.750%	11/15/19	(a)	1,635	1,884,337
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23	(a)	1,035	989,768
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20		1,720	1,978,746
Sr. Unsec’d. Notes, MTN
1.103%(c)	04/01/19		4,960	4,992,166
3.300%	01/11/23		4,960	4,888,854
5.000%	01/21/44		1,195	1,267,827
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23		1,080	1,048,789
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18	(a)	1,845	1,886,022

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.100%	05/29/15		815	$821,148
Chesapeake Energy Corp.,
Gtd. Notes
3.479%(c)	04/15/19		810	819,113
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes
6.625%	11/15/19		1,595	1,714,625
Citigroup, Inc.,
Sub. Notes
6.675%	09/13/43	(a)	1,605	1,998,087
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44		1,620	1,705,220
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.800%	09/01/16		1,380	1,412,407
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24		2,290	2,377,801
Digital Realty Trust LP,
Gtd. Notes, REIT
5.250%	03/15/21	(a)	880	945,322
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.150%	03/15/42		4,255	4,468,316
DuPont Fabros Technology LP,
Gtd. Notes, REIT
5.875%	09/15/21		2,160	2,257,200
Eastman Chemical Co.,
Sr. Unsec’d. Notes
4.650%	10/15/44		2,730	2,701,622
4.800%	09/01/42	(a)	540	548,301
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20		3,795	4,012,165
Express Scripts Holding Co.,
Gtd. Notes
6.125%	11/15/41		810	985,978
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16		2,280	2,309,031
4.250%	02/03/17		1,715	1,841,800
5.000%	05/15/18		2,045	2,274,962
General Electric Co.,
Sr. Unsec’d. Notes
4.500%	03/11/44		3,160	3,292,527
General Motors Financial Co., Inc.,
Gtd. Notes
4.750%	08/15/17		600	638,250
George Washington University (The),
Bonds
3.485%	09/15/22		1,275	1,272,158
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
4.000%	03/03/24	(a)	4,530	4,611,354
Sr. Unsec’d. Notes, MTN
1.830%(c)	11/29/23		4,375	4,509,225

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
4.800%	07/08/44		3,295	$3,284,061
Health Care REIT, Inc.,
Sr. Unsec’d. Notes, REIT
4.125%	04/01/19		2,600	2,796,797
ING US, Inc.,
Gtd. Notes
5.500%	07/15/22		3,275	3,750,916
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44		3,650	3,678,799
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22		1,970	1,978,993
4.850%	02/01/44		4,465	4,734,356
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		2,975	3,383,973
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	04/15/42		1,435	1,516,746
5.150%	08/01/43	(a)	940	1,015,473
Leucadia National Corp.,
Sr. Unsec’d. Notes
5.500%	10/18/23		2,745	2,915,805
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	(a)	1,910	1,833,390
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18	(a)	1,160	1,327,563
Monsanto Co.,
Sr. Unsec’d. Notes
4.700%	07/15/64		2,795	2,805,800
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23		2,900	2,950,109
6.375%	07/24/42	(a)	1,240	1,573,365
Nisource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		1,260	1,273,859
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	(a)	1,470	1,580,465
6.000%	03/01/41		595	715,977
Nordstrom, Inc.,
Sr. Unsec’d. Notes
5.000%	01/15/44		4,095	4,488,558
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22		2,195	2,100,007
3.400%	07/08/24		4,785	4,774,138
Rowan Cos., Inc.,
Gtd. Notes
5.400%	12/01/42		2,380	2,373,110
5.850%	01/15/44	(a)	1,940	2,094,244
Signet UK Finance PLC,
Gtd. Notes
4.700%	06/15/24		1,440	1,463,227

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/20		1,670	$1,837,000
Valero Energy Corp.,
Gtd. Notes
4.500%	02/01/15		315	322,249
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.550%	09/15/43	(a)	7,145	8,991,561
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	(a)	2,200	2,236,791
Wells Fargo & Co.,
Sub. Notes, MTN
4.100%	06/03/26	(a)	2,465	2,496,057
Williams Cos. Inc. (The),
Sr. Unsec’d. Notes
4.550%	06/24/24		2,485	2,509,604
Williams Partners LP,
Sr. Unsec’d. Notes
5.400%	03/04/44		2,260	2,424,598

				163,492,160

Venezuela — 0.1%
Petroleos de Venezuela SA,
Sr. Unsec’d. Notes
4.900%	10/28/14		3,250	3,243,175

TOTAL CORPORATE BONDS (cost $334,485,588)				346,768,979

FOREIGN GOVERNMENT BONDS — 0.5%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44		4,400	4,928,000
Ecuador Government International Bond (Ecuador),
Bonds
7.950%	06/20/24		1,120	1,148,826
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
5.500%	12/11/42		1,290	1,267,915
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.300%	04/29/53		880	767,360
7.125%	01/29/26		3,530	4,483,100
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24		6,225	6,458,437
Province of Manitoba (Canada),
Unsec’d. Notes
9.625%	12/01/18		1,170	1,504,977
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18		2,230	2,334,810

TOTAL FOREIGN GOVERNMENT BONDS (cost $21,658,468)				22,893,425

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS — 0.8%
California — 0.1%
State of California,
General Obligation Unlimited,
5.000%	02/01/43	2,500	$2,756,450
University of California,
Revenue Bonds,
5.000%	05/15/38	1,445	1,616,088

			4,372,538

Florida — 0.4%
County of Miami-Dade,
Revenue Bonds,
5.000%	07/01/42	7,225	7,818,461
Orlando-Orange County Expressway Authority,
Revenue Bonds,
5.000%	07/01/35	4,275	4,693,822
State Board of Administration Finance Corp.,
Revenue Bonds,
2.995%	07/01/20	7,695	7,766,794

			20,279,077

Georgia
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs,
6.637%	04/01/57	1,195	1,457,231

Illinois
Chicago O’Hare International Airport,
Revenue Bonds,
5.000%	01/01/44	1,855	1,967,005

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds,
5.000%	11/15/43	1,150	1,246,600
New York State Thruway Authority,
Revenue Bonds,
5.000%	01/01/41	2,450	2,666,359

			3,912,959

Ohio — 0.1%
American Municipal Power, Inc.,
Revenue Bonds,
5.000%	02/15/42	1,125	1,203,604
Revenue Bonds, BABs,
8.084%	02/15/50	265	395,730
Ohio State Turnpike Commission,
Revenue Bonds,
5.250%	02/15/39	570	635,596

			2,234,930

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds,
5.000%	12/01/43	1,560	1,703,146
Philadelphia Authority for Industrial Development,
Revenue Bonds,
3.964%	04/15/26	2,720	2,700,334

			4,403,480

TOTAL MUNICIPAL BONDS (cost $36,651,005)			38,627,220

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.2%
Fannie Mae REMICS,
Series 2011-14, Class PB
5.000%	03/25/41	2,593	$2,948,027
Series 2012-111, Class HS
3.518%(c)	10/25/42	1,770	1,438,704
Series 2012-128, Class HS
5.732%(c)	11/25/42	2,851	2,366,717
Series 2012-134, Class IL, IO
3.500%	12/25/32	1,779	293,504
Series 2012-137, Class US
5.181%(c)	12/25/42	661	551,543
Series 2012-150, Class DS
5.732%(c)	01/25/43	2,535	2,124,788
Series 2013-51, Class GI, IO
3.000%	05/25/33	5,578	764,372
Series 2014-9, Class A
4.000%	05/25/37	984	1,048,668
Series 2014-11, Class KZ
2.500%	10/25/41	2,455	1,936,202
Series 2014-26, Class V
4.000%	04/25/33	6,218	6,560,399
Federal National Mortgage Assoc.,
Series 2012-15, Class PZ
4.000%	03/25/42	3,403	3,438,799
Freddie Mac REMICS,
Series 2646, Class SH
13.544%(c)	07/15/33	3	2,963
Series 3792, Class DS, IO
6.418%(c)	11/15/40	4,030	413,094
Series 3792, Class SP, IO
6.418%(c)	06/15/39	9,187	773,098
Series 3904, Class JI, IO
4.500%	12/15/38	6,797	925,233
Series 4149, Class IO, IO
3.000%	01/15/33	4,503	667,760
Series 4170, Class QI, IO
3.000%	05/15/32	5,809	683,742
Series 4192, Class US
5.181%(c)	03/15/43	3,163	2,621,484
Series 4357, Class MA
3.000%	10/15/42	1,835	1,876,861
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2, Class M1
1.002%(c)	04/25/24	1,973	1,976,869
Government National Mortgage Assoc.,
Series 2004-65, Class VG
5.500%	10/20/23	8,282	9,057,212
Series 2010-98, Class DG
4.500%	09/20/38	1,030	1,137,696
Series 2013-99, Class PS, IO
6.470%(c)	07/20/43	9,660	2,058,741
Series 2014-20, Class SA, IO
5.947%(c)	02/20/44	12,843	2,249,770
Series 2014-43, Class Z
4.000%	03/20/44	3,101	3,084,802
Impac Secured Assets Trust,
Series 2006-1, Class 2A2
0.594%(c)	05/25/36	809	795,710

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-2, Class 2A1
0.534%(c)	08/25/36		18	$17,782
Series 2006-2, Class 2M1
0.652%(c)	08/25/36		790	709,316
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3
2.237%(c)	04/25/45		2,211	2,243,666
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-16, Class A5
5.000%	11/25/36		505	523,978

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $56,748,807)				55,291,500

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.8%
Federal Home Loan Mortgage Corp.
3.000%	01/01/43-03/01/43		12,415	12,268,121
4.000%	04/01/44		1,604	1,704,369
Federal National Mortgage Assoc.
2.630%	10/10/24		6,965	6,596,733
3.000%	04/01/43-08/01/43		24,588	24,342,318
3.259%(c)	06/01/42		1,841	1,914,012
4.000%	01/01/44-04/01/44		20,177	21,446,853
4.500%	12/01/43		46,902	50,815,660
Government National Mortgage Assoc.
4.000%	03/20/42		349	373,776
4.500%	07/20/41		387	423,135
5.500%	02/20/34-01/15/37		1,066	1,209,793
6.000%	12/15/38		389	440,747
Tennessee Valley Authority, Sr. Unsec’d. Notes
3.500%	12/15/42		4,515	4,143,984

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $123,935,928)				125,679,501

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bond
2.250%	04/30/21		525	530,168
2.500%	05/15/24	(a)	21,880	21,849,237
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/19		9,030	9,406,312
0.625%	01/15/24		85,800	90,325,701
U.S. Treasury Notes
0.250%	02/28/15-04/15/16		7,750	7,736,483
0.375%	06/30/15-02/15/16		11,085	11,105,792
0.625%	04/30/18		43,090	42,073,335
0.875%	05/15/17		2,820	2,823,745
1.375%	07/31/18-09/30/18		5,310	5,315,712
1.500%	05/31/19	(a)	14,895	14,820,525
1.625%	03/31/19-06/30/19		11,205	11,234,532
3.625%	02/15/44		3,525	3,719,975

TOTAL U.S. TREASURY OBLIGATIONS (cost $219,456,503)				220,941,517

TOTAL LONG-TERM INVESTMENTS (cost $3,109,721,391)				3,471,405,419

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 28.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,280,713,669; includes $258,854,690 of cash collateral for securities on loan)(b)(w) (Note 4)	1,280,713,669	$1,280,713,669

TOTAL INVESTMENTS — 104.0% (cost $4,390,435,060)		4,752,119,088
Liabilities in excess of other assets(x) — (4.0)%		(184,735,740)

NET ASSETS — 100.0%		$4,567,383,348

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless
otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to
Regulation S and may not be offered, sold or delivered
within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or
in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BABs	Build America Bonds
CVA	Certificate Van Aandelen (Bearer)
ETF	Exchange Traded Fund
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
iBoxx	Bond Market Indices
IO	Interest Only
JSE	Johannesburg Stock Exchange
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
PRFC	Preference Shares
QMTF	Quote Multilateral Trading Facility

REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit
SDR	Sweden Depositary Receipts
SPDR	Standard & Poor’s Depository Receipts
SPI	Swiss Performance Index
STOXX	Stock Index of Eurozone
TIPS	Treasury Inflation Protected Securities
TSX	Toronto Stock Exchange
USD	United States Dollar
UTS	Units Trust Security
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $252,378,794; cash collateral of $258,854,690 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
103	2 Year U.S.Treasury Notes	Sep. 2014	$22,630,404	$22,618,156	$(12,248)
92	10 Year U.S. Treasury Notes	Sep. 2014	11,455,625	11,515,812	60,187
122	20 Year U.S. Treasury Bonds	Sep. 2014	16,823,555	16,736,875	(86,680)
3,084	Euro STOXX 50	Sep. 2014	137,883,684	136,484,842	(1,398,842)
989	Nikkei 225 Index	Sep. 2014	147,786,081	148,000,987	214,906
11,065	S&P 500 E-Mini	Sep. 2014	1,067,757,412	1,080,165,300	12,407,888
121	S&P/TSX 60 Index	Sep. 2014	19,361,331	19,588,154	226,823

					11,412,034

Short Positions:
7	90 Day Euro Dollar	Dec. 2014	1,738,704	1,745,188	(6,484)
7	90 Day Euro Dollar	Mar. 2015	1,735,738	1,743,788	(8,050)
7	90 Day Euro Dollar	Jun. 2015	1,731,888	1,740,988	(9,100)
7	90 Day Euro Dollar	Sep. 2015	1,724,975	1,737,575	(12,600)
7	90 Day Euro Dollar	Dec. 2015	1,720,075	1,733,638	(13,563)
7	90 Day Euro Dollar	Mar. 2016	1,714,825	1,729,438	(14,613)
7	90 Day Euro Dollar	Jun. 2016	1,709,575	1,724,800	(15,225)
7	90 Day Euro Dollar	Sep. 2016	1,705,988	1,719,988	(14,000)
822	5 Year U.S. Treasury Notes	Sep. 2014	98,356,246	98,196,891	159,355
179	30 Year U.S. Ultra Treasury Bonds	Sep. 2014	26,505,017	26,838,813	(333,796)
579	ASX SPI 200 Index	Sep. 2014	73,023,338	73,077,935	(54,597)
1,551	Russell 2000 Mini Index	Sep. 2014	180,939,705	184,615,530	(3,675,825)

					(3,998,498)

					$7,413,536

(1)	Cash of $68,914,834 has been segregated to cover requirements for open contracts at June 30, 2014.

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Australian Dollar,
Expiring 09/25/14	Commonwealth Securities & Investment, Inc.	AUD	14,408	$13,474,563	$13,500,959	$26,396
British Pound,
Expiring 09/25/14	Toronto Dominion	GBP	9,574	16,297,391	16,372,862	75,471
Japanese Yen,
Expiring 09/25/14	Citigroup Global Markets	JPY	5,933,537	58,576,222	58,608,400	32,178
Expiring 09/25/14	Deutsche Bank AG	JPY	7,959,678	78,578,404	78,621,569	43,165

				$166,926,580	$167,103,790	$177,210

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 09/25/14	Royal Bank of Scotland Group PLC	GBP	51,324	$87,213,333	$87,771,127	$(557,794)
Canadian Dollar,
Expiring 09/25/14	Toronto Dominion	CAD	120,569	112,040,062	112,746,627	(706,565)
Expiring 09/25/14	Toronto Dominion	CAD	28,061	25,876,798	26,240,249	(363,451)
Euro,
Expiring 09/25/14	Citigroup Global Markets	EUR	31,426	42,729,461	43,045,813	(316,352)
Japanese Yen,
Expiring 09/25/14	Citigroup Global Markets	JPY	5,933,537	58,258,291	58,608,400	(350,109)
Norwegian Krone,
Expiring 09/25/14	Deutsche Bank AG	NOK	101,150	16,472,506	16,434,855	37,651

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Swiss Franc,
Expiring 09/25/14	Credit Suisse First Boston Corp.	CHF 13,384	$14,964,389	$15,103,810	$(139,421)

			$357,554,840	$359,950,881	$(2,396,041)

Cross currency exchange contracts outstanding at June 30, 2014:

Settlement	Type	Notional Amount (000)		In Exchange for (000)	Unrealized Depreciation	Counterparty
09/25/14	Buy	AUD	48,139	NZD 52,144	$(167,656)	Royal Bank of Scotland Group PLC
09/25/14	Buy	NOK	659,380	EUR 78,976	(1,041,657)	Deutsche Bank AG

					$(1,209,313)

Total Return swap agreements outstanding at June 30, 2014:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase	11/24/14	141,038	Receive fixed payments on the S&P 500 and pay variable payments based on the U.S. Treasury Bill	$(1,759,995)	$—	$(1,759,995)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$3,159,367	$35,880,082	$—
Austria	3,399,946	3,426,559	—
Belgium	325,775	11,014,983	—
Brazil	7,142,869	—	—
Cambodia	—	465,318	—
Canada	43,885,037	—	—
Chile	165,944	—	—
China	1,464,719	17,589,993	168,154
Cyprus	275,657	—	—
Czech Republic	—	1,189,659	—
Denmark	291,609	3,967,944	—
Finland	2,387,689	16,995,789	—
France	1,741,498	74,202,608	—
Germany	—	62,235,190	—
Guernsey	126,723	—	—
Hong Kong	15,783,025	30,044,642	—
Hungary	—	1,891,097	—
Indonesia	—	3,053,306	—
Ireland	—	3,433,436	—
Israel	9,104,701	10,566,134	—
Italy	—	13,823,564	—
Japan	—	190,102,166	—
Kazakhstan	1,036,154	—	—
Liechtenstein	41,033	—	—
Luxembourg	1,439,201	3,407,178	—
Malaysia	173,171	408,203	—
Mexico	3,777,281	—	—
Netherlands	126,540	26,405,868	—
New Zealand	80,695	1,238,038	—
Norway	3,421,737	23,789,412	—
Peru	284,621	—	—
Philippines	343,638	75,127	—
Poland	—	6,642,954	—
Portugal	115,155	2,946,348	—
Russia	11,668,112	—	—
Singapore	154,623	18,705,521	—
South Africa	882,548	11,875,705	—
South Korea	1,586,367	11,633,570	—
Spain	—	5,791,418	—
Sweden	3,378,612	16,417,080	—
Switzerland	1,361,751	79,141,945	—
Taiwan	407,366	15,207,154	—
Thailand	464,902	5,556,505	—
Turkey	—	5,307,265	—
United Kingdom	8,267,771	174,943,147	—
United States	132,245,478	1,947,636	—
Exchange Traded Funds	800,446,252	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Preferred Stocks
Brazil	$4,445,882	$—	$—
Germany	—	178,814	—
Unaffiliated Mutual Funds	507,596,046	—	—
Warrants
Hong Kong	10,446	—	—
India	—	6,826,049	—
Asset-Backed Securities	—	89,221,552	11,558,097
Commercial Mortgage-Backed Securities	—	85,612,093	3,306,033
Corporate Bonds	—	341,994,841	4,774,138
Foreign Government Bonds	—	22,893,425	—
Municipal Bonds	—	38,627,220	—
Residential Mortgage-Backed Securities	—	53,414,639	1,876,861
U.S. Government Agency Obligations	—	125,679,501	—
U.S. Treasury Obligations	—	220,941,517	—
Affiliated Money Market Mutual Fund	1,280,713,669	—	—
Other Financial Instruments*
Futures	7,413,536	—	—
Foreign Forward Currency Contracts	—	(3,428,144)	—
Total Return Swap	—	(1,759,995)	—

Total	$2,861,137,146	$1,871,524,056	$21,683,283

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (5.7% represents investments purchased with collateral from securities on loan)	28.0%
Exchange Traded Funds	17.5
Unaffiliated Mutual Funds	11.1
Banks	6.3
U.S. Treasury Obligations	4.8
U.S. Government Agency Obligations	2.8
Oil, Gas & Consumable Fuels	2.6
Non-Residential Mortgage-Backed Securities	2.2
Pharmaceuticals	2.1
Commercial Mortgage-Backed Securities	2.0
Insurance	1.7
Wireless Telecommunication Services	1.2
Residential Mortgage-Backed Securities	1.2
Metals & Mining	1.2
Chemicals	1.0
Diversified Telecommunication Services	0.9
Media	0.9
Municipal Bonds	0.8
Food Products	0.8
Auto Components	0.8
Machinery	0.8
Electric Utilities	0.8
Software	0.7
Food & Staples Retailing	0.6
Foreign Government Bonds	0.5
Automobiles	0.5
Real Estate Management & Development	0.4
Diversified Financial Services	0.4
Capital Markets	0.4
Beverages	0.4
Commercial Services & Supplies	0.4
Aerospace & Defense	0.4
Electronic Equipment, Instruments & Components	0.4
Technology Hardware, Storage & Peripherals	0.4
Real Estate Investment Trusts (REITs)	0.4

Semiconductors & Semiconductor Equipment	0.3%
Professional Services	0.3
Road & Rail	0.3
Tobacco	0.3
Construction & Engineering	0.3
Textiles, Apparel & Luxury Goods	0.3
Industrial Conglomerates	0.3
Household Products	0.3
Electrical Equipment	0.3
Household Durables	0.3
Health Care Providers & Services	0.3
Multi-Utilities	0.2
Energy Equipment & Services	0.2
Hotels, Restaurants & Leisure	0.2
Pipelines	0.2
Retail	0.2
Paper & Forest Products	0.2
IT Services	0.2
Health Care Equipment & Supplies	0.2
Trading Companies & Distributors	0.2
Specialty Retail	0.2
Construction Materials	0.1
Life Sciences Tools & Services	0.1
Marine	0.1
Airlines	0.1
Communications Equipment	0.1
Containers & Packaging	0.1
Auto Parts & Equipment	0.1
Independent Power & Renewable Electricity Producers	0.1
Air Freight & Logistics	0.1
Gas Utilities	0.1
Holding Companies	0.1
Transportation Infrastructure	0.1
Internet Software & Services	0.1

104.0
Liabilities in excess of other assets	(4.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange risk, interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$219,542	*	Due from broker-variation margin	$526,359	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	214,861		Unrealized depreciation on foreign currency forward contracts	3,643,005
Equity contracts	Unaffiliated investments	6,836,495		Unrealized depreciation on swap agreements	1,759,995
Equity contracts	Due from broker-variation margin	12,849,617	*	Due from broker-variation margin	5,129,264	*

Total		$20,120,515			$11,058,623

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Rights(1)	Futures	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts		$—	$571,164	$—	$—	$571,164
Foreign exchange contracts		—	—	—	(4,847,976)	(4,847,976)
Equity contracts		182,859	69,753,924	1,059,140	—	70,995,923

Total		$182,859	$70,325,088	$1,059,140	$(4,847,976)	$66,719,111

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Futures	Swaps	Forward Currency Contracts(4)	Total
Interest rate contracts	$—	$—	$(576,849)	$—	$—	$(576,849)
Foreign exchange contracts	—	—	—	—	(7,260,226)	(7,260,226)
Equity contracts	(8,099)	(1,348,126)	(36,359,603)	(5,825,786)	—	(43,541,614)

Total	$(8,099)	$(1,348,126)	$(36,936,452)	$(5,825,786)	$(7,260,226)	$(51,378,689)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts – Long Positions(1)	Futures Contracts – Short Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)	Total Return Swap Agreements(4)
$1,348,510,192	$304,246,310	$217,334,432	$526,950,835	$130,014,624

(1)	Value at Trade Date.

(2)	Value at Settlement Date Payable.

(3)	Value at Settlement Date Receivable.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Citigroup Global Markets	$32,178	$(32,178)	$—	$—
Commonwealth Securities & Investment, Inc.	26,396	—	—	26,396
Credit Suisse First Boston Corp.	—	—	—	—
Deutsche Bank AG	80,816	(80,816)	—	—
JPMorgan Chase	—	—	—	—
Royal Bank of Scotland Group PLC	—	—	—	—
Toronto Dominion	75,471	(75,471)	—	—

	$214,861

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for Offset	Collateral Pledged(3)	Net Amount
Citigroup Global Markets	$(666,461)	$32,178	$—	$(634,283)
Commonwealth Securities & Investment, Inc.	—	—	—	—
Credit Suisse First Boston Corp.	(139,421)	—	—	(139,421)
Deutsche Bank AG	(1,041,657)	80,816	—	(960,841)
JPMorgan Chase	(1,759,995)	—	610,000	(1,149,995)
Royal Bank of Scotland Group PLC	(725,450)	—	—	(725,450)
Toronto Dominion	(1,070,016)	75,471	—	(994,545)

	$(5,403,000)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $252,378,794:
Unaffiliated investments (cost $3,109,721,391)	$3,471,405,419
Affiliated investments (cost $1,280,713,669)	1,280,713,669
Foreign currency, at value (cost $9,419,161)	9,538,274
Deposit with broker	68,914,834
Receivable for investments sold	22,151,111
Dividends and interest receivable	12,347,587
Tax reclaim receivable	2,712,786
Unrealized appreciation on foreign currency forward contracts	214,861
Due from broker-variation margin	189,021
Receivable for fund share sold	22,742
Prepaid expenses	4,613

Total Assets	4,868,214,917

LIABILITIES:
Payable to broker for collateral for securities on loan	258,854,690
Payable for investments purchased	31,604,230
Unrealized depreciation on foreign currency forward contracts	3,643,005
Payable for fund share repurchased	3,036,370
Unrealized depreciation on swap agreements	1,759,995
Advisory fees payable	1,491,472
Accrued expenses and other liabilities	391,427
Distribution fee payable	49,971
Affiliated transfer agent fee payable	365
Foreign withheld taxes payable	44

Total Liabilities	300,831,569

NET ASSETS.	$4,567,383,348

Net assets were comprised of:
Paid-in capital	$3,486,513,818
Retained earnings	1,080,869,530

Net assets, June 30, 2014	$4,567,383,348

Net asset value and redemption price per share, $4,567,383,348 / 313,880,841 outstanding shares of beneficial interest	$14.55

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $2,246,419 foreign withholding tax)	$35,740,337
Interest income	14,057,656
Affiliated dividend income	767,868
Affiliated income from securities lending, net	727,577

51,293,438

EXPENSES
Advisory fees	19,884,471
Distribution fee	2,182,938
Custodian and accounting fees	564,000
Audit fee	27,000
Insurance expenses	27,000
Trustees’ fees	21,000
Legal fees and expenses	8,000
Commitment fee on syndicated credit agreement	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Shareholders’ reports	3,000
Loan interest expense	1,598
Miscellaneous	64,065

Total expenses	22,792,072

NET INVESTMENT INCOME	28,501,366

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	60,921,505
Futures transactions	70,325,088
Swap agreements transactions	1,059,140
Foreign currency transactions	(3,912,461)

128,393,272

Net change in unrealized appreciation (depreciation) on:
Investments	67,642,681
Futures	(36,936,452)
Swap agreements	(5,825,786)
Foreign currencies	(7,000,005)

17,880,438

NET GAIN ON INVESTMENTS	146,273,710

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$174,775,076

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$28,501,366	$61,584,676
Net realized gain on investment and foreign currency transactions	128,393,272	272,255,718
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	17,880,438	284,934,869

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	174,775,076	618,775,263

FUND SHARE TRANSACTIONS:
Fund share sold [9,506,749 and 71,365,085 shares, respectively]	132,856,185	905,329,585
Fund share repurchased [4,994,640 and 16,186,388 shares, respectively]	(69,944,935)	(205,666,967)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	62,911,250	699,662,618

TOTAL INCREASE IN NET ASSETS	237,686,326	1,318,437,881
NET ASSETS:
Beginning of period	4,329,697,022	3,011,259,141

End of period	$4,567,383,348	$4,329,697,022

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 76.3%
COMMON STOCKS — 33.5%	Shares	Value (Note 2)
Australia — 1.1%
Adelaide Brighton Ltd.	292,051	$951,009
ALS Ltd.	133,157	1,112,273
ARB Corp. Ltd.	8,677	100,166
Ausdrill Ltd.(a)	168,449	135,770
AWE Ltd.*	23,074	39,156
Beach Energy Ltd.	765,289	1,211,681
BHP Billiton Ltd.	155,040	5,287,595
Bradken Ltd.	50,241	179,895
Cabcharge Australia Ltd.	86,756	330,029
Cardno Ltd.	138,861	827,140
Coca-Cola Amatil Ltd.	113,529	1,013,697
Collection House Ltd.	167,792	297,791
Commonwealth Bank of Australia	5,315	405,366
Decmil Group Ltd.	143,889	242,462
Emeco Holdings Ltd.*	356,569	67,232
Fleetwood Corp. Ltd.(a)	46,387	101,967
JB Hi-Fi Ltd.	12,680	219,247
Kingsgate Consolidated Ltd.*(a)	72,345	59,673
MACA Ltd.	88,361	154,559
Macquarie Group Ltd.	91,342	5,138,368
Metcash Ltd.	595,233	1,481,768
Mineral Resources Ltd.(a)	195,804	1,772,234
MMG Ltd.	1,024,000	307,494
Monadelphous Group Ltd.	63,524	940,652
Myer Holdings Ltd.	243,790	487,579
NRW Holdings Ltd.	163,280	141,716
Orica Ltd.	1,314	24,133
OZ Minerals Ltd.	157,788	608,978
Platinum Asset Management Ltd.	44,749	265,762
Programmed Maintenance Services Ltd.	52,500	139,682
Qantas Airways Ltd.*	77,236	91,877
RCR Tomlinson Ltd.	111,491	294,336
Resolute Mining Ltd.*	426,796	251,762
Scentre Group*	496,613	1,498,503
Sirtex Medical Ltd.	25,434	405,058
St Barbara Ltd.*(a)	407,787	45,181
Tatts Group Ltd.	123,274	380,069
Telstra Corp. Ltd.	1,244,907	6,115,949
Thorn Group Ltd.	89,736	182,772
Woodside Petroleum Ltd.	164,723	6,386,550
Woolworths Ltd.	65,047	2,159,988
WorleyParsons Ltd.	55,313	907,263
Wotif.com Holdings Ltd.	66,208	151,859

		42,916,241

Austria — 0.2%
CAT Oil AG	26,653	683,136
Oesterreichische Post AG	47,781	2,373,348
OMV AG	60,083	2,714,249
Verbund AG(a)	69,140	1,339,156

		7,109,889

Belgium — 0.2%
Ageas	17,503	698,041
Barco NV	7,619	606,895
Belgacom SA(a)	119,689	3,973,283
Colruyt SA	36,023	1,829,650

		7,107,869

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Bermuda
Montpelier Re Holdings Ltd.	18,300	$584,685

Brazil — 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	43,800	469,536
Cia Energetica de Minas Gerais, ADR(a)	120,492	962,732
Cia Hering	13,900	139,535
Cia Paranaense de Energia, ADR(a)	46,300	708,853
Cielo SA	15,300	315,418
Eternit SA	30,100	115,659
EZ TEC Empreendimentos e Participacoes SA	42,000	446,707
Gerdau SA, ADR	48,100	283,309
Petroleo Brasileiro SA, ADR	118,200	1,729,266
Santos Brasil Participacoes SA, UTS	59,778	523,514
Souza Cruz SA	88,000	912,858
Telefonica Brasil SA, ADR(a)	47,400	972,174
Tractebel Energia SA	105,161	1,579,676
Transmissora Alianca de Energia Eletrica SA, UTS	24,800	222,465
Vale SA	129,100	1,708,479

		11,090,181

Cambodia
NagaCorp Ltd.	656,000	578,123

Canada — 1.0%
Agrium, Inc.	17,700	1,621,456
Bank of Montreal	17,504	1,289,035
BCE, Inc.	27,111	1,229,720
Bell Aliant, Inc.	15,564	406,804
Canadian Imperial Bank of Commerce	13,858	1,261,058
Canadian Oil Sands Ltd.	280,400	6,354,034
Centerra Gold, Inc.	116,200	732,886
Constellation Software, Inc.	2,300	586,203
Genworth MI Canada, Inc.	51,500	1,834,511
Gran Tierra Energy, Inc.*	138,300	1,122,996
Great-West Lifeco, Inc.	48,100	1,360,440
IAMGOLD Corp.	147,900	608,482
Magna International, Inc.	24,900	2,680,300
MFC Industrial Ltd.	15,000	114,750
National Bank of Canada	29,451	1,249,194
Power Financial Corp.	40,800	1,269,826
Rogers Communications, Inc. (Class B Stock)	120,000	4,829,015
Shaw Communications, Inc. (Class B Stock)	187,800	4,815,339
Suncor Energy, Inc.	16,500	703,575
Teck Resources Ltd. (Class B Stock)	111,700	2,550,032
Toronto-Dominion Bank (The)	25,746	1,325,362
Transcontinental, Inc. (Class A Stock)	54,200	761,406
Vermilion Energy, Inc.	17,700	1,231,643
Yellow Media Ltd.*(a)	27,136	462,333

		40,400,400

Chile
Administradora de Fondos de Pensiones Habitat SA	321,204	429,472
Inversiones Aguas Metropolitanas SA	116,423	188,419

		617,891

China — 0.6%
361 Degrees International Ltd.	724,000	165,399

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
Bank of China Ltd. (Class H Stock)	1,877,000	$840,359
Bank of Communications Co. Ltd. (Class H Stock)*	1,327,000	915,993
Baoye Group Co. Ltd. (Class H Stock)	342,000	199,453
Changyou.com Ltd., ADR*(a)	7,600	197,448
China BlueChemical Ltd. (Class H Stock)	1,412,000	770,477
China Lilang Ltd.	350,000	223,085
China Lumena New Materials Corp.	2,722,000	374,563
China Mobile Ltd.	609,500	5,919,916
China Petroleum & Chemical Corp. (Class H Stock)	870,000	827,146
China Properties Group Ltd.*	187,000	41,277
China Rare Earth Holdings Ltd.*	600,000	75,930
China Sanjiang Fine Chemicals Co. Ltd.	459,000	177,743
China Shenhua Energy Co. Ltd. (Class H Stock)	244,000	704,863
China Taifeng Beddings Holdings Ltd.	478,000	57,979
China Tontine Wines Group Ltd.*	2,674,000	110,297
China Travel International Investment Hong Kong Ltd.	914,000	179,221
Chongqing Rural Commercial Bank (Class H Stock)	494,000	228,207
CNOOC Ltd. (Class H Stock)	3,047,000	5,477,489
Coastal Greenland Ltd.*	2,414,000	69,809
Guangdong Investment Ltd.	1,610,000	1,859,393
Jiangsu Expressway Co. Ltd. (Class H Stock)	668,000	790,521
Jiangxi Copper Co. Ltd. (Class H Stock)	260,000	411,663
Nam Tai Electronics, Inc.	22,900	172,666
NetEase, Inc., ADR	18,712	1,466,272
Pacific Online Ltd.	255,000	140,065
Parkson Retail Group Ltd.	230,500	66,029
Peak Sport Products Co. Ltd.	786,000	191,670
Shenguan Holdings Group Ltd.	1,258,000	531,398
Shenzhen Investment Ltd.	328,000	104,913
Shougang Fushan Resources Group Ltd.	532,000	109,140
Silver Grant International Ltd.	510,000	61,197
SinoMedia Holding Ltd.	218,000	168,522
Sino-Ocean Land Holdings Ltd.	598,000	303,219
SOHO China Ltd.	393,000	309,742
Travelsky Technology Ltd. (Class H Stock)	285,000	262,163
Weiqiao Textile Co. (Class H Stock)	91,000	44,858
Xinhua Winshare Publishing and Media Co.
Ltd. (Class H Stock)	269,000	173,192
XTEP International Holdings	255,500	107,764
Yangzijiang Shipbuilding Holdings Ltd.	558,000	483,417
Zijin Mining Group Co. Ltd. (Class H Stock)	1,548,000	352,927

		25,667,385

Cyprus
Globaltrans Investment PLC, GDR	10,644	121,898

Czech Republic — 0.1%
CEZ A/S*	70,217	2,119,085

Denmark — 0.1%
A.P. Moeller-Maersk A/S (Class A Stock)	209	491,896
A.P. Moeller-Maersk A/S (Class B Stock)	1,172	2,913,926
Coloplast A/S (Class B Stock)	8,630	780,887
Novozymes A/S (Class B Stock)	14,170	710,717

COMMON STOCKS (continued)	Shares	Value (Note 2)
Denmark (continued)
Pandora A/S	9,133	$700,901

		5,598,327

Finland — 0.3%
Elisa OYJ	30,050	919,235
Fortum OYJ	51,347	1,378,769
Kone OYJ (Class B Stock)	67,185	2,801,350
Nokian Renkaat OYJ	13,541	527,923
Orion OYJ (Class B Stock)	146,353	5,454,984
Sampo OYJ (Class A Stock)	42,209	2,133,767
Tikkurila OYJ	7,994	218,776

		13,434,804

France — 0.7%
BNP Paribas SA	76,868	5,223,855
Boiron SA	4,022	349,770
Cie Generale des Etablissements Michelin	37,433	4,469,584
CNP Assurances SA	71,283	1,479,473
Euler Hermes Group	645	77,502
GDF Suez	46,070	1,269,300
Metropole Television SA	114,661	2,329,174
Neopost SA(a)	19,943	1,493,626
Sanofi	42,727	4,541,435
SCOR SE	9,695	333,828
Societe BIC SA	3,127	427,892
Societe Generale SA	26,788	1,404,834
Total Gabon	888	523,814
Total SA	30,169	2,182,718
Vinci SA	15,835	1,183,805

		27,290,610

Germany — 0.6%
Allianz SE	9,835	1,641,598
BASF SE	46,775	5,441,039
Bertrandt AG(a)	6,041	959,997
Bijou Brigitte AG	1,621	153,258
Commerzbank AG*	37,246	583,760
Deutsche Bank AG	6,020	211,573
Deutsche Lufthansa AG	47,483	1,019,320
E.ON SE	63,036	1,299,523
Hannover Rueck SE	25,196	2,268,938
Hugo Boss AG	6,350	948,178
K+S AG	40,908	1,343,354
Merck KGaA	15,866	1,375,848
ProSiebenSat.1 Media AG	16,942	754,072
Rio Tinto Ltd.	10,355	580,916
RTL Group SA	6,042	670,636
RWE AG	31,591	1,354,879
SAP AG	14,206	1,094,639
Stada Arzneimittel AG	6,479	307,758
Suedzucker AG(a)	73,022	1,474,519
Talanx AG	14,428	505,318

		23,989,123

Greece
Aegean Airlines SA*	6,574	62,832
Metka SA	7,393	130,513

		193,345

Hong Kong — 0.7%
AMVIG Holdings Ltd.	196,000	69,122

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hong Kong (continued)
Asian Citrus Holdings Ltd.	805,888	$189,639
Bank of East Asia Ltd.	67,400	279,443
BOC Hong Kong Holdings Ltd.	226,500	656,185
C C Land Holdings Ltd.	363,000	66,946
Champion REIT	430,000	199,756
Chaoda Modern Agriculture Holdings Ltd.*	1,052,000	99,940
Cheung Kong Holdings Ltd.	19,000	337,091
China Ocean Resources Co. Ltd.*	63,490	104,555
CLP Holdings Ltd.	95,000	780,418
CSI Properties Ltd.	5,120,000	184,971
Dah Sing Financial Holdings Ltd.	173,600	918,353
Dan Form Holdings Co. Ltd.*	722,000	67,045
Emperor Entertainment Hotel Ltd.	605,000	226,413
Emperor International Holdings	1,538,000	349,350
Emperor Watch & Jewellery Ltd.	920,000	61,704
Enerchina Holdings Ltd.*	4,761,000	135,264
Fairwood Holdings Ltd.	34,500	70,960
Geely Automobile Holdings Ltd.	1,675,000	589,946
Giordano International Ltd.	640,000	377,561
Great Eagle Holdings Ltd.	127,049	464,875
Hang Seng Bank Ltd.	36,600	597,659
HKR International Ltd.	233,600	97,052
Hongkong Land Holdings Ltd.	9,000	60,030
Huabao International Holdings Ltd.	2,140,000	1,267,311
Hutchison Whampoa Ltd.	86,000	1,176,185
Hysan Development Co. Ltd.	180,000	843,054
Kerry Properties Ltd.	117,000	408,961
Lai Sun Development*	4,019,000	95,889
Lai Sun Garment International Ltd.*	550,000	76,641
Lifestyle International Holdings Ltd.	206,500	404,453
Link REIT (The)	61,500	331,102
Luk Fook Holdings International Ltd.	153,000	448,660
New World Development Co. Ltd.	618,000	703,529
Pacific Textile Holdings Ltd.	387,000	483,850
Phoenix Satellite Television Holdings Ltd.	576,000	214,728
Ports Design Ltd.	431,000	194,635
Power Assets Holdings Ltd.	266,000	2,328,281
Real Nutriceutical Group Ltd.	733,000	165,421
Sino Biopharmaceutical Ltd.	964,000	781,714
Sino Land Co. Ltd.	448,000	737,462
Sinolink Worldwide Holdings Ltd.*	1,022,000	83,072
Sitoy Group Holdings Ltd.	87,000	53,103
SJM Holdings Ltd.	231,000	578,689
Sun Hung Kai Properties Ltd.	203,000	2,785,568
SUNeVision Holdings Ltd.	1,941,000	658,796
Swire Pacific Ltd. (Class A Stock)	93,500	1,150,829
Swire Properties Ltd.	252,600	738,212
Television Broadcasts Ltd.	185,000	1,201,841
Tibet 5100 Water Resources Holdings Ltd.	655,000	224,801
VTech Holdings Ltd.	59,100	785,418
Wasion Group Holdings Ltd.	88,000	66,074
Wharf Holdings Ltd.	179,000	1,288,946
Wheelock & Co. Ltd.	206,000	859,971

		28,121,474

Hungary
MOL Hungarian Oil & Gas PLC	13,521	722,948

India
Vedanta Resources PLC	9,099	172,565

COMMON STOCKS (continued)	Shares	Value (Note 2)
Indonesia — 0.2%
Adaro Energy Tbk PT	1,698,900	$168,706
Indo Tambangraya Megah Tbk PT	407,500	928,202
Perusahaan Gas Negara Persero Tbk PT	2,512,500	1,180,839
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,617,000	511,528
Surya Semesta Internusa Tbk PT	3,613,500	208,795
Tambang Batubara Bukit Asam Tbk PT	214,000	193,846
Telekomunikasi Indonesia Persero Tbk PT	12,249,000	2,547,823
United Tractors Tbk PT	140,500	274,161

		6,013,900

Ireland
Anglo Irish Bank Corp. PLC*	20,646	—
Irish Bank Resolution Corp.*	2,500	—
Paddy Power PLC	6,150	403,743

		403,743

Israel — 0.4%
Bank Hapoalim BM	145,082	837,991
Bank Leumi Le-Israel BM*	126,802	494,219
Bezeq Israeli Telecommunication Corp. Ltd.	1,562,247	2,923,886
Israel Chemicals Ltd.	378,198	3,240,420
Israel Discount Bank Ltd. (Class A Stock)*	546,888	925,853
Ituran Location and Control Ltd.	15,664	380,959
Osem Investments Ltd.	12,425	280,332
Taro Pharmaceutical Industries Ltd.*	12,600	1,767,024
Teva Pharmaceutical Industries Ltd., ADR	77,838	4,080,268

		14,930,952

Italy — 0.2%
ASTM SpA	49,542	783,738
Banca Popolare dell’Etruria e del Lazio*(a)	55,248	55,190
Danieli & C Officine Meccaniche SpA	14,244	451,405
DiaSorin SpA	38,976	1,633,117
Eni SpA	128,209	3,506,475
Recordati SpA	204,732	3,440,686

		9,870,611

Japan — 3.1%
77 Bank Ltd. (The)	30,000	158,246
ABC-Mart, Inc.	12,400	663,545
Achilles Corp.	37,000	54,438
Ai Holdings Corp.	17,800	323,769
Aichi Bank Ltd. (The)	1,600	83,708
Ain Pharmaciez, Inc.	6,000	289,507
Aisan Industry Co. Ltd.	24,000	213,829
Aisin Seiki Co. Ltd.	9,600	382,137
Alpen Co. Ltd.	13,900	244,406
Alpine Electronics, Inc.	11,300	159,365
Amuse, Inc.	4,300	86,117
ANA Holdings, Inc.(a)	538,000	1,269,673
Aoyama Trading Co. Ltd.	12,000	328,623
Asahi Holdings, Inc.	11,500	198,105
Asahi Kasei Corp.	167,000	1,278,472
Bank of the Ryukyus Ltd.	5,400	77,438
BML, Inc.	2,800	108,354
Bridgestone Corp.	141,900	4,969,829
BRONCO BILLY Co. Ltd.	1,900	51,029
Canon, Inc.	110,500	3,611,361
Cawachi Ltd.	7,100	135,656
Central Glass Co. Ltd.	72,000	265,162

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Central Japan Railway Co.	20,400	$2,912,064
Chiba Bank Ltd. (The)	98,000	692,166
Chori Co. Ltd.	15,800	191,984
Chugoku Marine Paints Ltd.	31,000	223,971
Corona Corp.	15,600	175,014
Create SD Holdings Co. Ltd.	6,900	236,477
Dai Nippon Printing Co. Ltd.	48,000	501,502
Daihatsu Motor Co. Ltd.	94,000	1,672,852
Daiichi Jitsugyo Co. Ltd.	6,000	28,257
Dai-ichi Seiko Co. Ltd.	4,500	77,185
Daiichikosho Co. Ltd.	42,500	1,220,680
Daishi Bank Ltd. (The)	10,000	37,540
Daiwa Industries Ltd.	49,000	337,592
Daiwa Securities Group, Inc.	37,000	320,578
Dena Co. Ltd.(a)	57,800	782,084
Doshisha Co. Ltd.	2,800	49,362
Dr. Ci:Labo Co. Ltd.	18,500	698,454
Duskin Co. Ltd.	8,400	162,632
Dynam Japan Holdings Co. Ltd.	271,400	810,671
Eagle Industry Co. Ltd.	8,000	143,178
Eighteenth Bank Ltd. (The)	53,000	137,593
Elecom Co. Ltd.	4,900	127,540
ESPEC Corp.	15,200	132,809
FamilyMart Co. Ltd.	51,800	2,233,242
FCC Co. Ltd.	7,200	135,432
Fields Corp.	17,600	260,563
FJ Next Co. Ltd.	16,000	76,640
Foster Electric Co. Ltd.	17,100	233,961
Fuji Heavy Industries Ltd.	44,000	1,220,066
FUJIFILM Holdings Corp.	45,700	1,275,514
Fujimori Kogyo Co. Ltd.	4,100	133,206
Fujitsu General Ltd.	90,000	992,777
Fukuda Denshi Co. Ltd.	3,000	174,827
Fukushima Industries Corp.	6,800	108,675
Fuyo General Lease Co. Ltd.	4,500	201,232
Gendai Agency, Inc.	14,600	98,743
Geo Holdings Corp.	9,500	82,762
Graphite Design, Inc.	4,100	34,807
Gree, Inc.*	114,000	999,662
GungHo Online Entertainment, Inc.(a)	83,200	537,612
Gunma Bank Ltd. (The)	40,000	236,667
Hachijuni Bank Ltd. (The)	57,000	352,954
Hankyu Hanshin Holdings, Inc.	82,000	468,190
Hard Off Corp. Co. Ltd.	23,300	202,498
Higo Bank Ltd. (The)	102,000	568,108
HI-LEX Corp.	7,000	193,477
Hino Motors Ltd.	34,000	469,076
Hoya Corp.	102,900	3,421,201
Hyakugo Bank Ltd. (The)	14,000	58,353
Hyakujushi Bank Ltd. (The)	16,000	57,672
Idemitsu Kosan Co. Ltd.	22,100	479,895
Imasen Electric Industrial	17,300	253,626
Inabata & Co. Ltd.	19,100	179,540
Infocom Corp.	12,200	112,251
Inpex Corp.	175,300	2,666,699
Isuzu Motors Ltd.	584,000	3,867,234
ITOCHU Corp.	45,000	577,700
Japan Airlines Co. Ltd.	6,000	331,737
Japan Digital Laboratory Co. Ltd.	19,300	341,206
Japan Petroleum Exploration Co.	20,500	855,213

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Juroku Bank Ltd. (The)	14,000	$52,409
Kagoshima Bank Ltd. (The)	96,000	648,567
Kakaku.com, Inc.	40,100	703,193
Kaken Pharmaceutical Co. Ltd.	51,000	1,079,179
Kamei Corp.	18,000	138,075
Kandenko Co. Ltd.	42,000	244,233
Kanematsu Corp.	175,000	314,922
Kanematsu Electronics Ltd.	10,500	148,330
Kato Sangyo Co. Ltd.	15,800	355,540
KDDI Corp.	67,000	4,087,910
Keihin Corp.	1,900	30,212
Keiyo Bank Ltd. (The)	67,000	340,178
Kimoto Co. Ltd.	22,000	86,564
Kinden Corp.	66,000	642,236
Kinki Sharyo Co. Ltd. (The)*	60,000	185,978
Kohnan Shoji Co. Ltd.	13,100	132,692
Konica Minolta, Inc.	115,300	1,139,636
Kosaido Co. Ltd.	24,800	109,944
Kura Corp.	15,200	411,122
Kuroda Electric Co. Ltd.	26,500	408,888
Lawson, Inc.	65,800	4,938,778
Maeda Road Construction Co. Ltd.	11,000	190,595
Marubeni Corp.	149,000	1,090,527
Megachips Corp.	12,300	170,541
Meiko Network Japan Co. Ltd.	6,700	85,652
Ministop Co. Ltd.	12,100	195,805
Miraca Holdings, Inc.	31,200	1,512,080
Mitsubishi Steel Manufacturing Co. Ltd.	39,000	91,019
Mitsubishi UFJ Financial Group, Inc.	187,100	1,148,554
Mitsui & Co. Ltd.	59,000	945,867
Mitsui Matsushima Co. Ltd.	151,000	204,619
Mochida Pharmaceutical Co. Ltd.	7,000	502,703
MonotaRO Co. Ltd.	22,100	610,649
Moonbat Co. Ltd.	19,000	38,831
NAC Co. Ltd.	7,800	117,736
Namura Shipbuilding Co. Ltd.(a)	45,500	469,768
Neturen Co. Ltd.	29,400	224,524
Nexon Co. Ltd.	233,200	2,228,799
NHK Spring Co. Ltd.	77,000	722,615
NIFTY Corp.	10,100	151,039
Nihon Parkerizing Co. Ltd.	13,000	298,069
Nippon Denko Co. Ltd.	29,000	91,553
Nippon Electric Glass Co. Ltd.	80,000	466,230
Nippon Konpo Unyu Soko Co. Ltd.	58,000	1,004,868
Nippon Pillar Packing Co. Ltd.	26,000	213,055
Nippon Piston Ring Co. Ltd.	56,000	105,029
Nippon Seiki Co. Ltd.	5,000	96,615
Nippon Steel & Sumikin Texeng Co. Ltd.	35,000	185,654
Nippon Synthetic Chemical Industry Co. Ltd. (The)	47,000	374,860
Nippon Telegraph & Telephone Corp.	33,600	2,094,217
Nippon Yusen Kabushiki Kaisha	420,000	1,211,523
Nissan Chemical Industries Ltd.	102,000	1,586,285
Nisshin Fudosan Co.	29,800	118,610
Nissin Kogyo Co. Ltd.	19,200	381,109
Nitori Holdings Co. Ltd.	18,300	1,001,228
Nittetsu Mining Co. Ltd.	40,000	171,311
Nitto Kogyo Corp.	6,400	140,891
Nittoc Construction Co. Ltd.	15,800	58,674
Nittoku Engineering Co. Ltd.	11,400	115,753

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
NOF Corp.	62,000	$443,300
Nojima Corp.	8,200	55,909
North Pacific Bank Ltd.	48,500	209,356
NTT DoCoMo, Inc.	323,200	5,517,285
Ogaki Kyoritsu Bank Ltd. (The)	50,000	140,267
Oita Bank Ltd. (The)	64,000	231,326
Oracle Corp. Japan	21,200	927,346
Oriental Land Co. Ltd.	2,000	342,773
Otsuka Holdings Co. Ltd.	159,200	4,936,813
Pal Co. Ltd.	12,700	301,763
Piolax, Inc.	10,200	392,745
Riken Corp.	45,000	208,032
San-Ai Oil Co. Ltd.	16,000	120,546
San-In Godo Bank Ltd. (The)	91,000	676,494
Sanrio Co. Ltd.(a)	7,800	226,649
Sanyo Housing Nagoya Co. Ltd.	15,800	170,398
Seino Holdings Co. Ltd.	39,000	442,949
Sekisui Chemical Co. Ltd.	79,000	915,895
Sekisui Jushi Corp.	36,000	514,534
Shiga Bank Ltd. (The)	15,000	90,350
Shimachu Co. Ltd.	11,600	277,210
Shin-Etsu Polymer Co. Ltd.	51,300	252,286
Shinko Electric Industries Co. Ltd.	40,100	365,255
Shiroki Corp.	64,000	136,495
Showa Corp.	19,400	236,351
Showa Shell Sekiyu KK	62,200	707,027
Sinko Industries Ltd.	23,000	230,627
Sintokogio Ltd.	6,600	47,171
Skymark Airlines, Inc.*	46,300	130,377
SNT Corp.	18,300	82,658
Sogo Medical Co. Ltd.	5,100	230,643
Sony Financial Holdings, Inc.	103,600	1,768,671
St Marc Holdings Co. Ltd.	6,000	321,681
Studio Alice Co. Ltd.	6,000	87,525
Sugi Holdings Co. Ltd.	100	4,563
Sumitomo Bakelite Co. Ltd.	72,000	285,845
Sumitomo Densetsu Co. Ltd.	22,000	252,116
Sumitomo Metal Mining Co. Ltd.	30,000	489,659
Sumitomo Mitsui Financial Group, Inc.	31,200	1,309,056
Sundrug Co. Ltd.	24,300	1,082,407
T. RAD Co. Ltd.	58,000	158,764
Tachi-S Co. Ltd.	13,200	228,348
Taihei Dengyo Kaisha Ltd.	26,000	192,208
Taiho Kogyo Co. Ltd.	3,800	40,969
Taiko Pharmaceutical Co. Ltd.	2,700	41,291
Taiyo Holdings Co. Ltd.	15,100	468,189
Taka-Q Ltd.	39,000	86,250
TBK Co. Ltd.	12,000	63,851
Tecmo Koei Holdings Co. Ltd.	6,400	85,412
Teikoku Sen-I Co. Ltd. (Class I Stock)	33,000	698,351
Toagosei Co. Ltd.	195,000	877,992
Tocalo Co. Ltd.	9,200	154,396
Tokai Corp.	14,200	393,374
Tokai Rika Co. Ltd.	26,600	534,364
Token Corp.	5,040	235,134
Tokyo Ohka Kogyo Co. Ltd.	9,300	221,885
Tokyo Tekko Co. Ltd.	36,000	180,997
Tomoe Engineering Co. Ltd.	10,600	176,556
Toppan Forms Co. Ltd.	30,400	305,554
Toppan Printing Co. Ltd.	64,000	494,865

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Topre Corp.	5,000	$67,983
Towa Bank Ltd. (The)	135,000	131,997
Toyo Kohan Co. Ltd.	17,000	100,014
Toyo Seikan Group Holdings Ltd.	26,200	402,775
Trancom Co. Ltd.	1,500	58,971
Trend Micro, Inc.	44,800	1,476,244
TS Tech Co. Ltd.	50,500	1,471,366
Unipres Corp.	18,100	435,233
Universal Entertainment Corp.	15,700	278,656
USS Co. Ltd.	62,800	1,071,888
Wakita & Co. Ltd.	36,000	462,578
Warabeya Nichiyo Co. Ltd.	3,300	66,784
Welcia Holdings Co. Ltd.	14,200	870,276
West Japan Railway Co.	30,200	1,330,325
Yahoo! Japan Corp.	295,500	1,364,607
Yamazen Corp.	26,200	198,572
Yellow Hat Ltd.	5,000	115,594
Yodogawa Steel Works Ltd.	65,000	288,590
Yorozu Corp.	16,300	323,743

		129,051,314

Kazakhstan
KazMunaiGas Exploration Production JSC, GDR, RegS	105,488	1,684,981

Luxembourg — 0.1%
ArcelorMittal	32,066	478,045
Millicom International Cellular SA, SDR	7,497	686,262
SES SA	26,128	991,025

		2,155,332

Macau
Wynn Macau Ltd.	137,200	537,367

Malaysia
Malton Bhd	170,000	52,162
Media Prima Bhd	88,400	71,028
Mudajaya Group Bhd	100,700	78,722
Padini Holdings Bhd	527,800	323,814
Petronas Chemicals Group Bhd	178,300	375,987
YTL Power International Bhd*	1	—

		901,713

Malta
Kambi Group PLC*	16,591	85,667

Mexico
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	626,000	1,756,863

Netherlands — 0.3%
Aegon NV	127,796	1,114,822
Exact Holding NV	7,033	250,526
Heineken Holding NV	7,089	465,854
Koninklijke Ahold NV	189,118	3,546,170
Reed Elsevier NV	13,935	319,993
Royal Dutch Shell PLC (Class A Stock), (XEQT)	51,271	2,116,984
Royal Dutch Shell PLC (Class A Stock), (XLON)	50,235	2,075,837
Royal Dutch Shell PLC (Class B Stock)	30,088	1,307,621
Unilever NV, CVA	49,318	2,158,801

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Netherlands (continued)
Wolters Kluwer NV	10,772	$319,082

		13,675,690

New Zealand — 0.1%
Air New Zealand Ltd.	163,782	298,215
SKY Network Television Ltd.	254,363	1,529,749
Warehouse Group Ltd. (The)	43,394	117,852

		1,945,816

Norway — 0.5%
Fred Olsen Energy ASA	17,233	488,689
Kongsberg Gruppen ASA	17,513	396,864
Petroleum Geo-Services ASA	8,830	93,571
Songa Offshore SE*	38,510	16,512
Statoil ASA	209,854	6,450,672
Telenor ASA	234,796	5,345,942
TGS Nopec Geophysical Co. ASA	95,206	3,039,752
Yara International ASA	91,233	4,570,686

		20,402,688

Panama — 0.1%
Copa Holdings SA (Class A Stock)	19,100	2,723,087

Peru
Cia de Minas Buenaventura SAA, ADR	59,500	702,695

Poland — 0.2%
Asseco Poland SA	24,501	331,897
Enea SA	89,881	467,518
Grupa Lotos SA*	7,230	88,114
KGHM Polska Miedz SA*	80,069	3,282,680
PGE SA	346,236	2,466,670
Polskie Gornictwo Naftowe i Gazownictwo SA	403,278	696,695
Powszechny Zaklad Ubezpieczen SA	8,636	1,261,792
Tauron Polska Energia SA*	502,304	855,230

		9,450,596

Portugal — 0.1%
EDP – Energias de Portugal SA	264,613	1,327,725
Portucel SA	522,816	2,447,770
Semapa-Sociedade de Investimento e Gestao	6,149	86,893
Sonaecom – SGPS SA*	98,390	237,790

		4,100,178

Puerto Rico
Doral Financial Corp.*(a)	8,865	38,297
Triple-S Management Corp. (Class B Stock)*	13,200	236,676

		274,973

Russia — 0.3%
CTC Media, Inc.	59,300	652,893
Gazprom OAO, ADR*	240,431	2,095,356
Lukoil OAO, ADR	18,372	1,099,013
Mail.ru Group Ltd., GDR, RegS*	8,945	315,248
MMC Norilsk Nickel OJSC, ADR	104,813	2,086,827
Mobile Telesystems OJSC, ADR	100,900	1,991,766
Rosneft Oil Co., GDR*	111,600	814,143
RusHydro JSC, ADR	90,228	168,726
Surgutneftegas OAO, ADR*	118,733	917,806
Tatneft, ADR*	42,505	1,644,943

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Russia (continued)
Yandex NV*	18,333	$653,388

		12,440,109

Singapore — 0.2%
Boustead Singapore Ltd.	124,000	187,426
ComfortDelGro Corp. Ltd.	621,000	1,245,324
Great Eastern Holdings Ltd.	7,000	122,877
Hong Fok Corp. Ltd.	357,000	306,298
Hong Leong Asia Ltd.	88,000	111,900
Hong Leong Finance Ltd.	34,000	74,441
Jardine Cycle & Carriage Ltd.	34,000	1,208,358
Kulicke & Soffa Industries, Inc.*	19,500	278,070
Oversea-Chinese Banking Corp. Ltd.	157,000	1,204,210
Sembcorp Industries Ltd.	183,000	788,559
Singapore Exchange Ltd.	91,000	507,569
UMS Holdings Ltd.	423,750	185,214
United Overseas Bank Ltd.	68,000	1,229,626
UOL Group Ltd.	199,000	1,041,651

		8,491,523

South Africa — 0.6%
African Rainbow Minerals Ltd.	6,695	117,917
AVI Ltd.	107,585	619,613
Coronation Fund Managers Ltd.	50,122	450,250
Gold Fields Ltd.	70,032	258,977
Harmony Gold Mining Co. Ltd., ADR*(a)	25,300	75,141
Hudaco Industries Ltd.	3,366	30,150
Kumba Iron Ore Ltd.	36,746	1,175,662
Lewis Group Ltd.	36,837	224,451
Liberty Holdings Ltd.	42,641	521,358
Life Healthcare Group Holdings Ltd.	399,155	1,557,342
MMI Holdings Ltd.	494,993	1,221,764
Mr. Price Group Ltd.	12,811	217,817
MTN Group Ltd.	206,634	4,352,499
Raubex Group Ltd.	56,898	121,179
Reunert Ltd.	220,719	1,347,938
Sanlam Ltd.	85,590	496,944
Sasol Ltd.	53,775	3,194,445
Truworths International Ltd.	190,468	1,343,680
Vodacom Group Ltd.	335,763	4,150,016
Wilson Bayly Holmes-Ovcon Ltd.	27,225	325,174
Woolworths Holdings Ltd.	99,851	733,979

		22,536,296

South Korea — 0.5%
Chinyang Holdings Corp.	72,190	225,336
Chongkundang Holdings Corp.	2,740	116,189
Daechang Forging Co. Ltd.	3,140	157,652
Daelim Industrial Co. Ltd.	3,280	273,260
Dongsuh Co., Inc.	11,820	196,211
Dongyang E&P, Inc.	8,764	125,657
Global & Yuasa Battery Co. Ltd.	2,980	139,533
Grand Korea Leisure Co. Ltd.	15,220	625,718
Halla Visteon Climate Control Corp.	7,820	354,168
Hankook Tire Co. Ltd.	3,190	190,319
Hyundai Hy Communications & Networks Co. Ltd.	10,720	43,803
Hyundai Mobis	2,630	738,617
INTOPS Co. Ltd.	9,489	178,065
KB Financial Group, Inc.	35,430	1,231,259

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Korea (continued)
Kia Motors Corp.	50,416	$2,820,543
Korea Zinc Co. Ltd.	1,677	657,571
KT&G Corp.	27,703	2,450,503
Kyung Nong Corp.	28,580	171,530
MegaStudy Co. Ltd.	2,287	136,524
Neowiz Holdings Corp.*	11,666	162,546
S&T Dynamics Co. Ltd.	12,750	137,297
Samsung Electronics Co. Ltd.	6,644	8,676,729
Sejong Industrial Co. Ltd.	15,860	266,490
Sun Kwang Co. Ltd.	5,910	116,217
Tae Kyung Chemical Co. Ltd.	10,160	64,465
Tae Kyung Industrial Co. Ltd.	23,720	146,472
Tailim Packaging Industrial Co. Ltd.	50,370	95,580
Youngone Holdings Co. Ltd.	2,680	210,238

		20,708,492

Spain — 0.2%
Enagas SA	78,674	2,532,427
Red Electrica Corp. SA	42,117	3,850,007

		6,382,434

Sweden — 0.3%
Atlas Copco AB (Class A Stock)	33,912	979,079
Axfood AB	45,487	2,470,569
Axis Communications AB(a)	17,153	500,142
Hexpol AB	11,312	1,026,978
Industrivarden AB (Class C Stock)	49,779	982,655
Investment AB Oresund*	2,655	59,406
Investor AB (Class B Stock)	66,939	2,508,284
JM AB	5,004	185,463
Net Entertainment NE AB (Class B Stock)*	17,607	411,762
Nolato AB (Class B Stock)	3,659	83,187
Oriflame Cosmetics SA, SDR(a)	41,353	963,648
Swedish Match AB	56,463	1,960,535
TeliaSonera AB	149,493	1,091,595

		13,223,303

Switzerland — 0.5%
Actelion Ltd.*	21,727	2,749,981
Alpiq Holding AG*	631	72,542
Autoneum Holding AG*	1,481	296,901
Baloise Holding AG	4,964	584,496
BB Biotech AG	11,612	2,054,139
Geberit AG	1,848	648,267
Inficon Holding AG*	185	60,290
Nestle SA	15,463	1,198,181
Novartis AG	14,016	1,269,266
Roche Holding AG	26,249	7,821,070
Swatch Group AG (The)	5,546	615,278
Swisscom AG	2,046	1,188,474
Vontobel Holding AG	2,828	98,699
Walter Meier AG*	1,295	69,584
Zurich Insurance Group AG*	4,151	1,250,224

		19,977,392

Taiwan — 0.4%
Alcor Micro Corp.	85,000	109,402
AV Tech Corp.	58,000	193,670
Boardtek Electronics Corp.	142,000	161,043
Capella Microsystems Taiwan, Inc.	35,000	132,496
Catcher Technology Co. Ltd.	202,000	1,885,128

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Chenbro Micom Co. Ltd.	109,000	$225,926
Chicony Electronics Co. Ltd.	114,000	308,004
Chipbond Technology Corp.	131,000	230,763
CviLux Corp.	85,000	147,481
Draytek Corp.	69,000	71,274
Dynapack International Technology Corp.	40,000	119,087
Faraday Technology Corp.	390,000	540,549
Formosan Rubber Group, Inc.	399,000	378,448
Gigabyte Technology Co. Ltd.	337,000	539,937
Global Mixed Mode Technology, Inc.	58,000	208,982
Grape King Bio Ltd.	19,000	85,831
Greatek Electronics, Inc.*	255,000	343,370
Hi-Clearance, Inc.	48,000	179,904
Holiday Entertainment Co. Ltd.	157,000	215,587
Holtek Semiconductor, Inc.	218,000	434,118
Lumax International Corp. Ltd.	63,300	152,191
Novatek Microelectronics Corp.	278,000	1,367,270
Phison Electronics Corp.	54,000	435,110
Polytronics Technology Corp.	55,000	151,884
Radiant Opto-Electronics Corp.	105,000	450,543
Realtek Semiconductor Corp.	279,720	887,197
Richtek Technology Corp.	187,000	1,141,897
Sigurd Microelectronics Corp.	32,000	39,697
Simplo Technology Co. Ltd.	261,000	1,618,130
Sinmag Equipment Corp.	8,000	45,036
Sirtec International Co. Ltd.	84,000	181,474
Sonix Technology Co. Ltd.	121,000	246,181
Stark Technology, Inc.	52,000	49,782
Syncmold Enterprise Corp.	39,000	94,936
Taiwan Chinsan Electronic Industrial Co. Ltd.	43,000	79,345
Taiwan Secom Co. Ltd.	42,000	109,297
Taiwan Sogo Shin Kong Security Corp.	165,000	224,875
Taiwan Surface Mounting Technology Co. Ltd.	157,000	239,785
Test Research, Inc.	221,177	377,049
Tong Hsing Electronic Industries Ltd.	35,000	188,878
Transcend Information, Inc.	79,000	271,507
United Integrated Services Co. Ltd.	153,000	171,205
Vanguard International Semiconductor Corp.	1,016,000	1,632,631

		16,666,900

Thailand — 0.2%
Advanced Info Service PCL, NVDR	113,100	766,710
BEC World PCL, NVDR	441,300	662,637
Delta Electronics Thailand PCL, NVDR	929,700	1,792,007
MCOT PCL, NVDR	183,200	148,230
PTT Exploration & Production PCL, NVDR	678,600	3,502,589
PTT PCL, NVDR	182,600	1,790,433
TTW PCL, NVDR	1,543,900	514,749

		9,177,355

Turkey — 0.1%
Aygaz A/S	70,806	302,469
Eczacibasi Yatirim Holding Ortakligi A/S	43,560	107,945
EGE Seramik Sanayi Ve Ticaret A/S	46,724	65,745
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S*	64,388	81,648
Is Gayrimenkul Yatirim Ortakligi A/S, REIT	75,041	46,081
Koza Altin Isletmeleri A/S	90,544	1,037,615

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Turkey (continued)
Koza Anadolu Metal Madencilik Isletmeleri A/S*	113,772	$137,557
Tofas Turk Otomobil Fabrikasi A/S	25,812	160,258
Turk Telekomunikasyon A/S	388,546	1,122,770
Turk Traktor ve Ziraat Makineleri A/S	20,849	679,022
Turkcell Iletisim Hizmet A/S*	112,871	706,470

		4,447,580

United Kingdom — 3.9%
Aberdeen Asset Management PLC	153,720	1,192,985
Admiral Group PLC	99,004	2,623,265
Aero Inventory PLC*	16,478	—
Amlin PLC	371,060	2,969,979
Anglo American PLC, (JSE)	54,008	1,324,914
Anglo American PLC, (XLON)	124,231	3,044,684
Antofagasta PLC	259,506	3,390,158
Ashmore Group PLC(a)	434,176	2,741,326
AstraZeneca PLC	123,004	9,151,163
Barclays PLC	219,591	799,917
Beazley PLC	373,666	1,617,076
BHP Billiton PLC	170,822	5,553,225
BP PLC	473,178	4,166,748
British American Tobacco PLC	47,457	2,823,785
British Sky Broadcasting Group PLC	502,476	7,773,794
Burberry Group PLC	23,673	600,842
Cairn Energy PLC*	293,128	1,002,969
Catlin Group Ltd.	167,888	1,536,364
Centrica PLC	1,137,366	6,077,626
Chesnara PLC	14,260	78,216
Cobham PLC	639,583	3,417,030
Compass Group PLC*	75,295	1,309,105
Dart Group PLC	131,498	463,592
Delphi Automotive PLC	73,300	5,038,642
Diploma PLC	27,543	302,147
Domino Printing Sciences PLC	8,792	90,279
Dunelm Group PLC	20,261	289,532
Fenner PLC	11,659	71,432
Ferrexpo PLC	62,953	140,871
GlaxoSmithKline PLC	355,887	9,475,512
Greggs PLC	172,106	1,578,265
Halfords Group PLC	123,678	1,000,474
Halma PLC	63,173	637,247
Highland Gold Mining Ltd.	204,029	246,428
Hiscox Ltd.	239,282	2,895,199
HSBC Holdings PLC, (QMTF)	868,332	8,809,250
HSBC Holdings PLC, (XHKG)	669,600	6,809,638
IG Group Holdings PLC	32,495	326,451
IMI PLC	68,979	1,753,943
Imperial Tobacco Group PLC	54,107	2,434,156
International Consolidated Airlines Group SA*	175,659	1,114,650
Interserve PLC	59,356	609,189
ITE Group PLC	108,177	438,313
JKX Oil & Gas PLC*	160,343	158,588
Kazakhmys PLC*	69,607	362,259
Lancashire Holdings Ltd.	54,109	605,615
Legal & General Group PLC	1,632,977	6,291,008
Micro Focus International PLC	77,038	1,143,029
Mitie Group PLC	372,008	2,029,110
Moneysupermarket.com Group PLC	269,161	868,058

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Next PLC	9,354	$1,035,511
Pace PLC	138,908	843,674
Petropavlovsk PLC	87,021	67,641
Playtech PLC	70,510	742,901
QinetiQ Group PLC	532,715	1,884,458
Reckitt Benckiser Group PLC	38,829	3,385,683
Rotork PLC	13,516	616,770
Royal Bank of Scotland Group PLC*	630,971	3,546,178
Sage Group PLC (The)	385,209	2,530,032
Senior PLC	211,725	1,025,473
Smith & Nephew PLC	161,009	2,849,520
Smiths Group PLC	62,808	1,391,804
Spectris PLC	14,835	563,711
Spirax-Sarco Engineering PLC	23,521	1,099,424
SSE PLC	47,635	1,276,090
St. Ives PLC	36,303	134,198
Tate & Lyle PLC	124,725	1,459,269
Tesco PLC	215,288	1,046,334
Ultra Electronics Holdings PLC	33,994	1,084,323
Unibet Group PLC	16,591	824,391
Unilever PLC	135,945	6,162,286
Victrex PLC	18,977	552,480
Vodafone Group PLC	718,595	2,401,734
Weir Group PLC (The)	10,275	460,395
WH Smith PLC	115,231	2,108,581
William Hill PLC	66,198	371,670
WS Atkins PLC	35,325	796,806

		159,439,385

United States — 15.1%
3M Co.	19,100	2,735,884
Aaron’s, Inc.	9,600	342,144
AbbVie, Inc.	153,339	8,654,453
ACE Ltd.	70,200	7,279,740
Adams Resources & Energy, Inc.	2,200	171,886
ADT Corp. (The)	15,864	554,288
AES Corp.	79,631	1,238,262
Aetna, Inc.	48,586	3,939,353
Aflac, Inc.	131,800	8,204,550
Alaska Air Group, Inc.	11,225	1,066,936
Alliance Resource Partners LP(a)	40,500	1,889,325
Allied World Assurance Co. Holdings AG	24,300	923,886
Altria Group, Inc.	71,200	2,986,128
American Capital Agency Corp.	52,771	1,235,369
American Capital Ltd.*	24,900	380,721
American Equity Investment Life Holding Co.(a)	94,900	2,334,540
American Financial Group, Inc.	47,300	2,817,188
American International Group, Inc.	27,600	1,506,408
Amgen, Inc.	37,659	4,457,696
Amsurg Corp.*	61,900	2,820,783
Analog Devices, Inc.	7,400	400,118
Annaly Capital Management, Inc.	103,045	1,177,804
Apollo Education Group, Inc.*	26,600	831,250
Apple, Inc.	104,139	9,677,637
Arch Capital Group Ltd.*	25,100	1,441,744
Archer-Daniels-Midland Co.	27,107	1,195,690
Aspen Insurance Holdings Ltd.	12,041	546,902
Assurant, Inc.	18,350	1,202,843
Assured Guaranty Ltd.	85,300	2,089,850

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
AT&T, Inc.	183,422	$6,485,802
Axis Capital Holdings Ltd.	98,300	4,352,724
AXT, Inc.*	16,200	34,668
Babcock & Wilcox Co. (The)	57,700	1,872,942
Ball Corp.	20,569	1,289,265
Bank of America Corp.	275,400	4,232,898
Baxter International, Inc.	53,000	3,831,900
Becton, Dickinson and Co.	38,589	4,565,079
Bed Bath & Beyond, Inc.*(a)	36,000	2,065,680
Biogen Idec, Inc.*	3,987	1,257,141
Booz Allen Hamilton Holding Corp.	25,300	537,372
BP Prudhoe Bay Royalty Trust(a)	4,300	425,442
Broadcom Corp. (Class A Stock)	68,100	2,527,872
Brocade Communications Systems, Inc.	218,400	2,009,280
Buckle, Inc. (The)(a)	17,100	758,556
C.R. Bard, Inc.	22,100	3,160,521
CA, Inc.	126,300	3,629,862
Cablevision Systems Corp. (Class A Stock)(a)	71,640	1,264,446
Capital One Financial Corp.	64,200	5,302,920
Capital Southwest Corp.	11,300	406,913
Cardinal Health, Inc.	6,600	452,496
Cash America International, Inc.	13,800	613,134
Catamaran Corp.*	18,440	814,294
Caterpillar, Inc.	11,547	1,254,812
Cato Corp. (The) (Class A Stock)	712	22,001
CBOE Holdings, Inc.	11,200	551,152
CF Industries Holdings, Inc.	19,400	4,666,282
Chemed Corp.(a)	32,200	3,017,784
Chevron Corp.	54,970	7,176,333
Chubb Corp. (The)	11,500	1,059,955
Church & Dwight Co., Inc.	48,972	3,425,591
Cirrus Logic, Inc.*(a)	19,000	432,060
Cisco Systems, Inc.	242,000	6,013,700
Citigroup, Inc.	144,170	6,790,407
Clorox Co. (The)	13,591	1,242,217
CNA Financial Corp.	23,200	937,744
CNO Financial Group, Inc.	71,000	1,263,800
Coach, Inc.	65,315	2,233,120
ConAgra Foods, Inc.	39,695	1,178,148
ConocoPhillips*	76,527	6,560,660
Corning, Inc.	172,400	3,784,180
Corvel Corp.*	10,000	451,800
Cracker Barrel Old Country Store, Inc.	6,100	607,377
Crown Holdings, Inc.*	25,784	1,283,012
CSX Corp.	21,100	650,091
Cummins, Inc.	18,300	2,823,507
CVR Energy, Inc.(a)	20,700	997,533
Deere & Co.	6,600	597,630
Deluxe Corp.	49,200	2,882,136
Diamond Offshore Drilling, Inc.(a)	100,700	4,997,741
DIRECTV*	33,800	2,873,338
Discover Financial Services	73,100	4,530,738
Dolby Laboratories, Inc. (Class A Stock)*(a)	14,600	630,720
Dollar Tree, Inc.*	7,100	386,666
Dorchester Minerals LP	12,300	375,642
Dover Corp.	20,700	1,882,665
Dr. Pepper Snapple Group, Inc.	21,104	1,236,272
Duke Energy Corp.(a)	17,755	1,317,243
eBay, Inc.*	26,500	1,326,590

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Eli Lilly & Co.	155,369	$9,659,291
EMC Corp.	225,800	5,947,572
Emerson Electric Co.	45,700	3,032,652
Endurance Specialty Holdings Ltd.*	12,400	639,716
Energizer Holdings, Inc.	34,200	4,173,426
Ensco PLC (Class A Stock)(a)	26,400	1,467,048
EOG Resources, Inc.	6,100	712,846
Everest Re Group Ltd.	7,634	1,225,181
Exelis, Inc.	144,000	2,445,120
Exponent, Inc.	1,000	74,110
Express, Inc.*	20,500	349,115
Exxon Mobil Corp.	79,748	8,029,029
F5 Networks, Inc.*(a)	9,000	1,002,960
FactSet Research Systems, Inc.(a)	10,400	1,250,912
Fidelity National Information Services, Inc.	22,313	1,221,414
Fiserv, Inc.*	21,185	1,277,879
Flextronics International Ltd.*	121,054	1,340,068
Foot Locker, Inc.	10,200	517,344
Forward Air Corp.	12,600	602,910
Franklin Resources, Inc.	27,000	1,561,680
Frontier Communications Corp.	205,665	1,201,084
FutureFuel Corp.	30,600	507,654
GameStop Corp. (Class A Stock)(a)	21,000	849,870
Gap, Inc. (The)	26,900	1,118,233
General Dynamics Corp.(a)	2,700	314,685
General Mills, Inc.	106,470	5,593,934
Genuine Parts Co.	7,200	632,160
Genworth Financial, Inc. (Class A Stock)*	31,600	549,840
Gilead Sciences, Inc.*(a)	24,200	2,006,422
Goldman Sachs Group, Inc. (The)	41,737	6,988,443
Google, Inc. (Class A Stock)*	2,000	1,169,340
Google, Inc. (Class C Stock)*	1,000	575,280
Graco, Inc.	3,800	296,704
Guess?, Inc.	44,600	1,204,200
Harris Corp.(a)	41,358	3,132,869
HCC Insurance Holdings, Inc.	13,700	670,478
Helmerich & Payne, Inc.	32,700	3,796,797
Henry Schein, Inc.*	10,560	1,253,155
Hess Corp.	13,739	1,358,650
Hewlett-Packard Co.	60,900	2,051,112
HollyFrontier Corp.	9,400	410,686
Honeywell International, Inc.	32,900	3,058,055
Horace Mann Educators Corp.	32,000	1,000,640
Hormel Foods Corp.	25,000	1,233,750
Hubbell, Inc. (Class B Stock)	9,600	1,182,240
Humana, Inc.	29,600	3,780,512
Illinois Tool Works, Inc.	18,000	1,576,080
Intel Corp.	379,154	11,715,859
InterDigital, Inc.	7,600	363,280
International Business Machines Corp.	27,400	4,966,798
International Paper Co.	26,138	1,319,185
ITT Educational Services, Inc.*(a)	2,500	41,725
j2 Global, Inc.(a)	22,400	1,139,264
Jack Henry & Associates, Inc.	19,500	1,158,885
Johnson & Johnson	24,971	2,612,466
Joy Global, Inc.(a)	43,600	2,684,888
JPMorgan Chase & Co.	154,200	8,885,004
Kellogg Co.	18,244	1,198,631
Kimberly-Clark Corp.	34,500	3,837,090
KLA-Tencor Corp.	38,100	2,767,584

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Kohl’s Corp.	27,300	$1,438,164
Kraft Foods Group, Inc.	23,700	1,420,815
L-3 Communications Holdings, Inc.	28,933	3,493,660
Laboratory Corp. of America Holdings*	39,146	4,008,550
Lancaster Colony Corp.	14,600	1,389,336
Landstar System, Inc.	14,200	908,800
Leggett & Platt, Inc.	45,100	1,546,028
Lexmark International, Inc. (Class A Stock)(a)	36,300	1,748,208
Lincoln Electric Holdings, Inc.	31,800	2,222,184
Lockheed Martin Corp.	39,868	6,407,984
Lorillard, Inc.	41,459	2,527,755
LTC Properties, Inc., REIT	3,300	128,832
LyondellBasell Industries NV (Class A Stock)	59,200	5,780,880
M&T Bank Corp.(a)	10,035	1,244,842
Marathon Petroleum Corp.	26,900	2,100,083
Mattel, Inc.	74,600	2,907,162
Maxim Integrated Products, Inc.	115,600	3,908,436
MBIA, Inc.*	34,100	376,464
McDonald’s Corp.(a)	43,474	4,379,571
McGraw Hill Financial, Inc.	7,600	631,028
MEDNAX, Inc.*(a)	36,600	2,128,290
Medtronic, Inc.(a)	143,700	9,162,312
Merck & Co., Inc.	179,993	10,412,595
Meredith Corp.	6,600	319,176
Meridian Bioscience, Inc.	29,000	598,560
Microsoft Corp.	236,700	9,870,390
Monsanto Co.	5,300	661,122
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	9,300	889,452
Murphy Oil Corp.	38,700	2,572,776
Myriad Genetics, Inc.*(a)	74,300	2,891,756
National Oilwell Varco, Inc.	29,900	2,462,265
National Western Life Insurance Co. (Class A Stock)	3,600	897,876
Nature’s Sunshine Products, Inc.	14,800	251,156
NetApp, Inc.	66,800	2,439,536
NeuStar, Inc. (Class A Stock)*(a)	30,900	804,018
NewMarket Corp.	2,400	941,064
Northrop Grumman Corp.	42,100	5,036,423
Nu Skin Enterprises, Inc. (Class A Stock)	13,700	1,013,252
Nutraceutical International Corp.*	5,731	136,742
Occidental Petroleum Corp.	63,700	6,537,531
Omnicom Group, Inc.	17,307	1,232,605
Oracle Corp.	146,200	5,925,486
Oshkosh Corp.	20,400	1,132,812
Parker Hannifin Corp.	16,100	2,024,253
Paychex, Inc.	98,900	4,110,284
PDL BioPharma, Inc.(a)	271,500	2,628,120
PepsiCo, Inc.	18,903	1,688,794
PetMed Express, Inc.(a)	9,500	128,060
PetSmart, Inc.(a)	29,600	1,770,080
Pfizer, Inc.	342,824	10,175,016
Philip Morris CR A/S	842	437,933
Philip Morris International, Inc.	33,500	2,824,385
Phillips 66	3,250	261,397
Pitney Bowes, Inc.(a)	34,251	946,013
Polaris Industries, Inc.	4,100	533,984
Portfolio Recovery Associates, Inc.*	9,100	541,723

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Praxair, Inc.	9,196	$1,221,597
Priceline Group, Inc. (The)*	1,193	1,435,179
ProAssurance Corp.	38,100	1,691,640
Procter & Gamble Co. (The)	10,900	856,631
QUALCOMM, Inc.	44,700	3,540,240
Quality Systems, Inc.	50,800	815,340
Quest Diagnostics, Inc.(a)	101,700	5,968,773
Ralph Lauren Corp.	4,200	674,898
Raytheon Co.	54,200	4,999,950
RenaissanceRe Holdings Ltd.	61,216	6,550,112
Renewable Energy Group, Inc.*	14,400	165,168
Republic Services, Inc.	34,860	1,323,634
ResMed, Inc.(a)	24,200	1,225,246
Reynolds American, Inc.	50,500	3,047,675
Rockwell Automation, Inc.	12,900	1,614,564
Rockwell Collins, Inc.	19,100	1,492,474
Ross Stores, Inc.	16,100	1,064,693
Schlumberger Ltd.	28,000	3,302,600
Schweitzer-Mauduit International, Inc.	14,900	650,534
Scripps Networks Interactive, Inc. (Class A Stock)	23,500	1,906,790
Seagate Technology PLC(a)	45,300	2,573,946
SEI Investments Co.	24,200	793,034
Sigma-Aldrich Corp.(a)	3,900	395,772
SolarWinds, Inc.*	13,700	529,642
Southern Co. (The)(a)	28,745	1,304,448
Spirit Airlines, Inc.*	5,200	328,848
St. Jude Medical, Inc.	33,400	2,312,950
Staples, Inc.	139,800	1,515,432
Strayer Education, Inc.*	4,700	246,797
Stryker Corp.	17,200	1,450,304
Symantec Corp.	99,800	2,285,420
Symetra Financial Corp.	99,100	2,253,534
Syntel, Inc.*	6,500	558,740
Sysco Corp.	123,870	4,638,931
T. Rowe Price Group, Inc.	29,200	2,464,772
Take-Two Interactive Software, Inc.*	14,900	331,376
Techne Corp.	6,300	583,191
Teradata Corp.*(a)	55,100	2,215,020
Terra Nitrogen Co. LP	11,200	1,616,384
Texas Instruments, Inc.	39,600	1,892,484
TJX Cos., Inc.	22,300	1,185,245
Torchmark Corp.	25,102	2,056,356
Toro Co. (The)	24,100	1,532,760
Transocean Ltd., (CHI-X)	29,749	1,336,568
Transocean Ltd., (NYSE)	12,200	549,366
Travelers Cos., Inc. (The)	13,916	1,309,078
TripAdvisor, Inc.*(a)	9,300	1,010,538
Tupperware Brands Corp.	8,700	728,190
U.S. Bancorp	29,756	1,289,030
Union Pacific Corp.	30,600	3,052,350
United Parcel Service, Inc. (Class B Stock)	12,137	1,245,984
United Technologies Corp.	2,768	319,566
United Therapeutics Corp.*(a)	33,000	2,920,170
UnitedHealth Group, Inc.	70,300	5,747,025
Universal Insurance Holdings, Inc.	28,500	369,645
Unum Group	37,700	1,310,452
USANA Health Sciences, Inc.*(a)	8,900	695,446
Validus Holdings Ltd.	49,700	1,900,528
Valmont Industries, Inc.(a)	10,600	1,610,670

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Varian Medical Systems, Inc.*(a)	18,900	$1,571,346
Vera Bradley, Inc.*(a)	9,800	214,326
Verizon Communications, Inc.	118,082	5,777,752
VF Corp.	15,100	951,300
VMware, Inc. (Class A Stock)*(a)	2,800	271,068
W.R. Berkley Corp.	27,502	1,273,618
W.W. Grainger, Inc.(a)	3,000	762,810
Waddell & Reed Financial, Inc. (Class A Stock)	9,400	588,346
Wal-Mart Stores, Inc.	43,591	3,272,376
Waste Management, Inc.	28,820	1,289,119
Waters Corp.*	4,600	480,424
Wells Fargo & Co.	24,564	1,291,084
Western Digital Corp.	41,900	3,867,370
Western Union Co. (The)(a)	142,600	2,472,684
Wiley, (John) & Sons, Inc. (Class A Stock)	5,900	357,481
Windstream Holdings, Inc.	135,573	1,350,307
World Acceptance Corp.*(a)	6,000	455,760
Xerox Corp.	102,254	1,272,040
Zimmer Holdings, Inc.	12,500	1,298,250

		621,970,247

TOTAL COMMON STOCKS (cost $1,240,181,931)		1,373,966,025

EXCHANGE TRADED FUNDS — 5.5%
iShares MSCI Emerging Markets Index Fund	1,912,042	82,657,576
SPDR Barclays Convertible Securities ETF(a)	1,146,502	57,898,351
Vanguard REIT ETF	1,117,698	83,648,518

TOTAL EXCHANGE TRADED FUNDS (cost $214,386,148)		224,204,445

PREFERRED STOCKS — 0.2%
Brazil — 0.2%
AES Tiete SA (PRFC)	83,200	734,284
Metalurgica Gerdau SA (PRFC)	23,000	162,181
Petroleo Brasileiro SA (PRFC), ADR(a)	74,100	1,158,924
Vale SA (PRFC)	165,600	1,968,163
Vale SA (PRFC), ADR	198,300	2,359,770

		6,383,322

United States
SCE Trust III (PRFC)*	13,000	343,200
State Street Corp. (PRFC)*	40,000	1,048,000

		1,391,200

TOTAL PREFERRED STOCKS (cost $8,279,558)		7,774,522

UNAFFILIATED MUTUAL FUNDS — 8.1%
Goldman Sachs Small Cap Value Fund (Institutional Shares)	992,662	59,192,436
MFS Emerging Markets Debt Fund (Institutional Shares)*	7,468,466	114,491,586
T. Rowe Price Value Fund (Retail Shares)	4,243,775	156,510,426

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $276,178,182)		330,194,448

WARRANTS*		Units		Value (Note 2)
Hong Kong
Sun Hung Kai Properties Ltd., expiring 04/22/16 (cost $0)			18,833	$24,591

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITY
Collateralized Loan Obligation
Lambda Finance BV (United Kingdom), Series 2007-1X, Class AB1 (cost $1,158,273)
0.744%(c)	09/20/31	GBP	784	1,332,286

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Business Mortgage Finance 1 PLC (United Kingdom),
Series 1, Class M
3.328%(c)	07/20/36	GBP	463	841,185
DECO Series (Ireland),
Series 2007-E6X, Class A
0.547%(c)	04/27/18	EUR	1,595	2,119,174
Series 2012-MHLX, Class A
2.798%(c)	07/28/21	GBP	5,889	10,038,068
Series 2014-GNDL, Class A
1.764%(c)	02/22/26	EUR	4,100	5,613,995
Epic Opera Arlington Ltd. (Ireland),
Series ARL2, Class A
0.778%(c)	07/28/16	GBP	745	1,273,270
German Residential Funding PLC (Ireland),
Series 2013-1, Class B
1.918%(c)	08/27/24	EUR	7,687	10,737,897
Sandwell Commercial Finance PLC (United Kingdom),
Series 2, Class A
0.922%(c)	09/30/37	GBP	3,210	5,404,907
Semper Finance Ltd. (United Kingdom),
Series 2006-1, Class B
0.539%(c)	09/30/84	EUR	938	1,281,595
Series 2006-1, Class C
0.729%(c)	09/30/84	EUR	5,950	8,012,906
Silenus European Loan Conduit No. 25 Ltd. (Ireland),
Series 25X, Class A
0.485%(c)	05/15/19	EUR	4,221	5,707,543
Talisman-7 Finance Ltd. (Ireland),
Series 7, Class A
0.427%(c)	04/22/17	EUR	3,128	4,261,980
Taurus PLC (United Kingdom),
Series 2013-GMF1, Class B
1.818%(c)	05/21/24	EUR	771	1,071,926

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $54,192,968)				56,364,446

CORPORATE BONDS — 21.8%
Australia — 0.1%
BHP Billiton Finance USA Ltd., Gtd. Notes
5.000%	09/30/43		2,245	2,481,140

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Australia (continued)
FMG Resources August 2006 Pty Ltd., Gtd. Notes, 144A
8.250%	11/01/19	(a)	220	$239,525

				2,720,665

Barbados
Columbus International, Inc., Gtd. Notes, 144A
7.375%	03/30/21		1,750	1,885,625

Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes
3.750%	07/15/42		2,215	2,010,999
Taminco Global Chemical Corp., Sec’d. Notes, 144A
9.750%	03/31/20		340	379,950

				2,390,949

Brazil — 0.2%
Marfrig Holding Europe BV, Gtd. Notes, 144A
6.875%	06/24/19		640	647,360
Odebrecht Finance Ltd., Gtd. Notes, 144A
5.250%	06/27/29		7,645	7,610,597

				8,257,957

Canada — 0.5%
Barrick North America Finance LLC, Gtd. Notes
4.400%	05/30/21		2,875	3,008,038
Calfrac Holdings LP, Gtd. Notes, 144A
7.500%	12/01/20		1,010	1,085,750
Canadian Natural Resources Ltd., Sr. Unsec’d. Notes
5.700%	05/15/17		700	784,033
Canadian Pacific Railway Ltd., Sr. Unsec’d. Notes
5.750%	01/15/42		2,510	3,047,853
Cogeco Cable, Inc., Gtd. Notes, 144A
4.875%	05/01/20		1,655	1,675,687
Fairfax Financial Holdings Ltd., Sr. Unsec’d. Notes, 144A
5.800%	05/15/21		2,395	2,589,357
Gibson Energy, Inc., Sr. Unsec’d. Notes, 144A
6.750%	07/15/21		910	985,075
MEG Energy Corp., Gtd. Notes, 144A
7.000%	03/31/24	(a)	1,570	1,730,925
Suncor Energy, Inc., Sr. Unsec’d. Notes
6.100%	06/01/18		700	812,395
6.850%	06/01/39		1,445	1,921,521

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada (continued)
Videotron Ltd., Gtd. Notes, 144A
5.375%	06/15/24	(a)	1,395	$1,429,875

				19,070,509

Chile — 0.1%
Banco Santander Chile, Sr. Unsec’d. Notes, 144A
3.875%	09/20/22		2,115	2,127,849
VTR Finance BV, Sr. Sec’d. Notes, 144A
6.875%	01/15/24		1,200	1,288,486

				3,416,335

China — 0.1%
CNOOC Curtis Funding No 1 Pty Ltd., Gtd. Notes, 144A
4.500%	10/03/23		1,890	1,982,750
CNOOC Finance 2013 Ltd., Gtd. Notes
3.000%	05/09/23		2,260	2,133,930

				4,116,680

Colombia
Ecopetrol SA, Sr. Unsec’d. Notes
5.875%	05/28/45		1,815	1,877,218

Denmark — 0.1%
Danske Bank A/S, Sr. Unsec’d. Notes, 144A
3.875%	04/14/16		2,355	2,476,285

France — 0.8%
BNP Paribas SA, Bank Gtd. Notes, MTN
3.250%	03/03/23		1,345	1,328,331
Sr. Unsec’d. Notes, MTN
2.375%	09/14/17		2,075	2,124,802
BPCE SA, Bank Gtd. Notes
2.500%	12/10/18		5,150	5,220,375
Gtd. Notes
4.000%	04/15/24		3,355	3,424,952
Sub. Notes, 144A
5.700%	10/22/23		1,785	1,965,481
Electricite de France, Sr. Unsec’d. Notes, 144A
6.500%	01/26/19		1,230	1,465,675
Sub. Notes, 144A
5.250%(c)	01/29/49	(a)	4,730	4,825,215
Numericable Group SA, Sr. Sec’d. Notes, 144A
6.000%	05/15/22		1,345	1,398,800
6.250%	05/15/24	(a)	475	495,781
Societe Generale SA, Bank Gtd. Notes
2.750%	10/12/17	(a)	2,785	2,886,215
Jr. Sub. Notes, 144A
6.000%	10/27/49		1,305	1,285,425
Sub. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
France (continued)
5.000%	01/17/24	(a)	7,060	$7,383,602
Total Capital SA,
Gtd. Notes
2.300%	03/15/16		1,170	1,203,652

				35,008,306

Germany — 0.4%
Deutsche Annington Finance BV,
Gtd. Notes, 144A
3.200%	10/02/17		2,805	2,905,189
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.250%	03/06/17		800	820,729
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes
1.625%	11/20/18		3,980	3,990,778
KFW,
Gov’t. Gtd. Notes, MTN
2.750%	09/08/20		3,035	3,150,042
Norddeutsche Landesbank Girozentrale,
Sec’d. Notes, 144A
0.875%	10/16/15		4,600	4,621,574
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.250%	05/15/21		225	225,000
4.750%	05/15/21		300	309,000
Sr. Sec’d. Notes, RegS
4.250%	05/15/21		1,355	1,347,940
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A
5.500%	01/15/23		940	972,900

				18,343,152

Ireland — 0.1%
Fly Leasing Ltd.,
Gtd. Notes
6.750%	12/15/20	(a)	1,500	1,597,500
XLIT Ltd.,
Gtd. Notes
5.250%	09/15/14		545	550,376
5.750%	10/01/21	(a)	1,170	1,364,287

				3,512,163

Italy — 0.1%
Telecom Italia Capital SA,
Gtd. Notes
7.200%	07/18/36		400	443,000
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		1,710	1,716,413
Wind Acquisition Finance SA,
Gtd. Notes, 144A
7.375%	04/23/21	(a)	775	827,313
Sr. Sec’d. Notes, 144A
7.250%	02/15/18		1,200	1,267,800

				4,254,526

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Jamaica — 0.1%
Digicel Group Ltd.,
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		250	$260,625
Digicel Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21		750	774,375
7.000%	02/15/20		500	527,500
8.250%	09/01/17		735	756,168

				2,318,668

Luxembourg — 0.2%
Aguila 3 SA,
Sr. Sec’d. Notes, 144A
7.875%	01/31/18	(a)	910	960,050
Altice SA,
Sr. Sec’d. Notes, 144A
7.750%	05/15/22		1,180	1,259,650
ArcelorMittal,
Sr. Unsec’d. Notes
7.500%	10/15/39		1,555	1,710,500
Ardagh Finance Holdings SA,
Sr. Unsec’d. Notes, PIK, 144A
8.625%	06/15/19	(a)	720	741,600
INEOS Group Holdings SA,
Gtd. Notes, 144A
6.125%	08/15/18		200	207,000
Intelsat Jackson Holdings SA,
Gtd. Notes
6.625%	12/15/22	(a)	505	527,094
Intelsat Luxembourg SA,
Gtd. Notes
8.125%	06/01/23	(a)	1,115	1,205,594

				6,611,488

Mexico — 0.5%
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, 144A
4.875%	05/26/21		3,070	3,301,785
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		1,520	1,584,600
Kansas City Southern de Mexico SA de CV,
Sr. Unsec’d. Notes
3.000%	05/15/23		1,785	1,689,156
Pemex Project Funding Master Trust,
Gtd. Notes
6.625%	06/15/35		305	359,137
Petroleos Mexicanos,
Gtd. Notes
4.875%	01/24/22		5,050	5,463,090
4.875%	01/18/24		2,100	2,252,250
Gtd. Notes, 144A
6.375%	01/23/45		4,230	4,912,087

				19,562,105

Netherlands — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
Gtd. Notes, 144A
4.500%	05/15/21	(a)	875	890,313

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Netherlands (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.950%	11/09/22	2,130	$2,165,418
Sr. Unsec’d. Notes
2.250%	01/14/19	1,290	1,306,419
Koninklijke KPN NV,
Sr. Sub. Notes, 144A
7.000%(c)	03/28/73	1,180	1,246,080
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	3,410	3,734,260
Shell International Finance BV,
Gtd. Notes
2.375%	08/21/22	3,000	2,889,522

			12,232,012

Norway
Eksportfinans ASA,
Sr. Unsec’d. Notes
2.000%	09/15/15	1,610	1,608,390

Peru
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18	1,700	1,736,125

Poland
Eileme 2 AB,
Sr. Sec’d. Notes, 144A
11.625%	01/31/20	285	340,575

South Africa
Sappi Papier Holding GmbH,
Sr. Sec’d. Notes, 144A
6.625%	04/15/21	1,100	1,160,500

Spain — 0.1%
BBVA US Sr. SAU,
Bank Gtd. Notes
4.664%	10/09/15	1,455	1,521,221
Nara Cable Funding Ltd.,
Sr. Sec’d. Notes, 144A
8.875%	12/01/18	1,615	1,724,013

			3,245,234

Supranational Bank — 0.1%
European Investment Bank,
Sr. Unsec’d. Notes
4.875%	02/15/36	3,810	4,560,783

Sweden
Swedbank Hypotek AB,
Covered Bonds, 144A
2.375%	04/05/17	1,390	1,439,642

Switzerland — 0.3%
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
6.250%(c)	12/29/49	1,500	1,505,700
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23	3,090	3,103,414

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Switzerland (continued)
UBS AG,
Covered Bonds, 144A
1.875%	01/23/15		4,745	$4,785,190
2.250%	03/30/17		2,630	2,708,124

				12,102,428

United Kingdom — 1.5%
Abbey National Treasury Services PLC,
Bank Gtd. Notes
3.050%	08/23/18		1,495	1,565,600
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22		785	857,613
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.750%	05/22/19		1,150	1,384,899
Sub. Notes
5.140%	10/14/20		3,185	3,488,518
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22	(a)	5,745	6,112,077
4.875%	01/14/22		3,885	4,359,910
Sub. Notes
5.250%	03/14/44	(a)	1,865	1,997,042
Ineos Finance PLC,
Sr. Sec’d. Notes, 144A
7.500%	05/01/20		1,295	1,409,931
Inmarsat Finance PLC,
Gtd. Notes, 144A
4.875%	05/15/22		1,115	1,126,150
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
4.125%	12/15/18		485	499,550
5.625%	02/01/23	(a)	500	531,250
Lloyds Bank PLC,
Bank Gtd. Notes
2.300%	11/27/18		970	984,857
Lloyds TSB Bank PLC,
Bank Gtd. Notes, 144A
6.500%	09/14/20		2,860	3,356,985
Rio Tinto Finance USA Ltd.,
Gtd. Notes
7.125%	07/15/28		825	1,079,314
9.000%	05/01/19		595	780,075
Rio Tinto Finance USA PLC,
Gtd. Notes
2.250%	12/14/18	(a)	3,010	3,068,274
3.500%	03/22/22		1,885	1,934,263
Royal Bank of Scotland Group PLC,
Sub. Notes
5.125%	05/28/24		900	913,859
6.000%	12/19/23		395	427,076
6.100%	06/10/23	(a)	1,050	1,149,324
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes
5.625%	08/24/20		4,695	5,379,991
Sr. Unsec’d. Notes
1.875%	03/31/17		5,495	5,543,955

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United Kingdom (continued)
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A
8.750%	02/01/20		720	$810,000
Standard Chartered PLC,
Sub. Notes, 144A
3.950%	01/11/23		1,245	1,238,462
5.700%	03/26/44		3,710	3,888,681
Trinity Acquisition PLC,
Gtd. Notes
6.125%	08/15/43		1,855	2,057,069
UBM PLC,
Sr. Unsec’d. Notes, 144A
5.750%	11/03/20		1,405	1,512,041
Vodafone Group PLC,
Sr. Unsec’d. Notes
5.625%	02/27/17		880	979,260
WPP Finance UK,
Gtd. Notes
8.000%	09/15/14		2,570	2,608,298

				61,044,324

United States — 16.1%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21		3,300	3,619,674
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19		1,034	1,108,965
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	03/15/24		450	475,313
5.875%	04/15/21		895	957,650
6.125%	07/15/22		240	265,200
Actavis Funding SCS,
Gtd. Notes, 144A
4.850%	06/15/44		3,760	3,795,528
Activision Blizzard, Inc.,
Gtd. Notes, 144A
5.625%	09/15/21		1,125	1,212,187
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	07/01/24		339	346,204
AES Corp.,
Sr. Unsec’d. Notes
3.227%(c)	06/01/19		1,475	1,486,063
4.875%	05/15/23		815	806,850
5.500%	03/15/24		245	250,513
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		465	473,100
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
9.500%	06/15/18	(a)	620	683,550
Air Lease Corp.,
Sr. Unsec’d. Notes
4.750%	03/01/20		1,150	1,242,000
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.625%	12/15/18		465	478,950

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
6.250%	12/01/19		1,115	$1,220,925
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.900%	06/15/23		2,155	2,145,940
Alliance One International, Inc.,
Sec’d. Notes
9.875%	07/15/21		865	882,300
Ally Financial, Inc.,
Gtd. Notes
3.500%	07/18/16		635	655,637
5.500%	02/15/17		750	812,813
7.500%	09/15/20		3,000	3,615,000
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24		2,750	2,825,707
4.750%	05/05/21		1,520	1,676,568
10.200%	02/06/39		888	1,507,519
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	(a)	650	698,750
6.625%	10/15/22	(a)	980	1,073,100
7.750%	11/15/19		350	403,375
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		2,165	2,139,994
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17		1,500	1,718,259
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.497%(c)	06/05/17		5,510	5,509,311
American International Group, Inc.,
Sr. Unsec’d. Notes
6.400%	12/15/20		3,330	4,020,129
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16		1,675	1,841,493
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
6.750%	05/20/20		1,210	1,312,850
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21		1,960	2,068,398
4.500%	03/15/20		1,945	2,107,452
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.625%	06/01/21		1,080	1,150,200
Aon PLC,
Gtd. Notes
4.600%	06/14/44		3,990	3,989,920
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23		4,550	4,298,335
Athlon Holdings LP/Athlon Finance Corp.,
Gtd. Notes, 144A
6.000%	05/01/22	(a)	300	310,500
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
Gtd. Notes
5.875%	08/01/23	(a)	1,045	1,063,287

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23	(a)	3,795	$3,629,151
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
6.000%	10/15/21		360	381,600
7.750%	02/15/19		1,547	1,647,555
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	12/29/49		1,260	1,206,450
Sr. Unsec’d. Notes
5.625%	07/01/20		7,585	8,726,042
Sr. Unsec’d. Notes, MTN
1.103%(c)	04/01/19		4,015	4,041,037
3.300%	01/11/23		5,265	5,189,479
5.000%	01/21/44		1,265	1,342,093
Bank of America NA,
Sub. Notes
6.100%	06/15/17		1,400	1,579,446
Beazer Homes USA, Inc.,
Gtd. Notes, 144A
5.750%	06/15/19	(a)	600	600,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II,
Gtd. Notes, 144A
5.625%	12/15/16	(a)	1,450	1,486,250
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		1,215	1,297,013
BOE Intermediate Holding Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.000%	11/01/17		1,885	1,977,330
BOE Merger Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.500%	11/01/17		855	900,956
Bon-Ton Department Stores, Inc. (The),
Sec’d. Notes
8.000%	06/15/21	(a)	373	355,283
Boston Properties LP,
Sr. Unsec’d. Notes
3.125%	09/01/23		1,095	1,063,356
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		1,560	1,594,685
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22	(a)	720	779,400
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42		2,160	2,141,171
Caesars Entertainment Resorts Properties LLC/Caesars Entertainment Resort Properties,
Sec’d. Notes, 144A
11.000%	10/01/21	(a)	450	483,750
Sr. Sec’d. Notes, 144A
8.000%	10/01/20		1,120	1,170,400

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.,
Sec’d. Notes, 144A
9.375%	05/01/22	(a)	885	$898,275
Calpine Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22	(a)	375	404,063
7.500%	02/15/21		833	903,805
Camden Property Trust,
Sr. Unsec’d. Notes
5.000%	06/15/15		1,310	1,363,861
Capital One Bank USA NA,
Sr. Unsec’d. Notes
1.300%	06/05/17		2,310	2,309,231
Capital One Financial Corp.,
Sr. Unsec’d. Notes
4.750%	07/15/21		2,370	2,636,606
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	(a)	905	912,919
5.250%	09/30/22	(a)	1,790	1,816,850
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes, 144A
5.375%	06/01/24		315	318,937
Ceridian LLC/Comdata, Inc.,
Gtd. Notes, 144A
8.125%	11/15/17		375	378,750
Chaparral Energy, Inc.,
Gtd. Notes
9.875%	10/01/20		820	924,550
Chesapeake Energy Corp.,
Gtd. Notes
3.479%(c)	04/15/19		550	556,187
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes
6.625%	11/15/19		1,900	2,042,500
Chevron Corp.,
Sr. Unsec’d. Notes
3.191%	06/24/23		2,080	2,112,575
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19	(a)	895	972,194
CHS/Community Health Systems, Inc.,
Gtd. Notes, 144A
6.875%	02/01/22		1,105	1,171,300
Sr. Sec’d. Notes, 144A
5.125%	08/01/21		640	656,000
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/40		1,900	2,212,267
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22		1,590	1,645,650
5.000%	08/01/23	(a)	500	511,875
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49		795	762,703
Sr. Unsec’d. Notes
3.375%	03/01/23		2,930	2,918,790

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
8.125%	07/15/39		2,815	$4,225,256
Sub. Notes
6.675%	09/13/43	(a)	6,195	7,712,242
Claire’s Stores, Inc.,
Gtd. Notes, 144A
7.750%	06/01/20	(a)	475	345,563
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	(a)	850	906,313
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44		1,305	1,373,650
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43		1,965	2,003,259
4.750%	03/01/44		920	973,044
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		335	341,700
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18		800	801,929
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes, 144A
6.125%	03/01/22		1,190	1,252,475
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22		560	555,800
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22	(a)	1,345	1,390,394
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37		940	1,161,381
CVS Caremark Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18		2,285	2,312,962
5.750%	06/01/17		821	924,736
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
6.375%	11/15/22		985	1,061,337
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/21		740	773,300
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24		1,385	1,393,656
Delmarva Power & Light Co.,
First Mortgage
3.500%	11/15/23		4,670	4,797,360
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24		1,850	1,920,931
Digital Realty Trust LP,
Gtd. Notes
5.250%	03/15/21	(a)	1,305	1,401,870
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
2.400%	03/15/17		4,350	4,479,839

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
3.550%	03/15/15		800	$817,162
5.150%	03/15/42		365	383,299
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18		635	660,400
5.000%	03/15/23		1,805	1,838,844
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20		1,800	1,988,676
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19		1,925	2,180,124
Duke Energy Florida, Inc.,
First Mortgage
6.400%	06/15/38	(a)	1,720	2,300,710
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21		1,460	1,525,700
Eastman Chemical Co.,
Sr. Unsec’d. Notes
4.650%	10/15/44		2,220	2,196,923
4.800%	09/01/42		440	446,764
Edgen Murray Corp.,
Sr. Sec’d. Notes, 144A
8.750%	11/01/20		671	766,617
El Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
6.500%	04/01/20		1,740	2,038,189
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		1,110	1,212,675
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21		275	293,563
Endo Finance Co.,
Gtd. Notes, 144A
5.750%	01/15/22		625	637,500
Endo Finance LLC & Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22		1,145	1,236,600
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24		1,300	1,358,500
7.500%	10/15/20		400	462,000
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20		5,170	5,465,848
4.650%	06/01/21		60	64,631
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21		3,885	4,232,284
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22		1,680	1,730,400
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23		380	380,664
6.125%	10/15/39		2,000	2,435,894
6.450%	09/01/40		835	1,049,236

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
6.650%	04/15/18		2,000	$2,357,862
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22		825	832,219
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21		2,600	2,861,914
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19		640	672,000
Express Scripts Holding Co.,
Gtd. Notes
4.750%	11/15/21		2,360	2,612,003
6.125%	11/15/41	(a)	2,285	2,781,432
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	04/01/21		920	929,200
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	01/15/22		682	712,690
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21		440	471,900
First Data Corp.,
Gtd. Notes
10.625%	06/15/21		915	1,065,975
11.750%	08/15/21		460	545,675
Sec’d. Notes, PIK, 144A
8.750%	01/15/22	(a)	1,436	1,584,985
First Data Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
14.500%	09/24/19		880	977,900
First Republic Bank,
Sr. Unsec’d. Notes
2.375%	06/17/19		2,780	2,796,013
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16	(a)	2,150	2,177,376
4.375%	08/06/23	(a)	10,400	11,106,462
5.000%	05/15/18		1,865	2,074,721
Freeport-McMoRan Copper & Gold, Inc.,
Gtd. Notes
2.375%	03/15/18		2,800	2,841,740
3.100%	03/15/20		1,900	1,918,785
Sr. Unsec’d. Notes
3.550%	03/01/22		1,030	1,020,009
Gannett Co., Inc.,
Gtd. Notes, 144A
5.125%	10/15/19		470	486,450
5.125%	07/15/20		230	236,037
Genentech, Inc.,
Sr. Unsec’d. Notes
4.750%	07/15/15		800	836,331
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42		965	953,082
4.500%	03/11/44		5,110	5,324,308

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
General Motors Co.,
Sr. Unsec’d. Notes, 144A
3.500%	10/02/18		565	$577,713
General Motors Financial Co., Inc.,
Gtd. Notes
2.750%	05/15/16		1,270	1,289,050
GenOn Americas Generation LLC,
Sr. Unsec’d. Notes
8.500%	10/01/21	(a)	1,700	1,763,750
Genworth Holdings, Inc.,
Gtd. Notes
4.900%	08/15/23		1,905	2,039,179
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42		2,645	2,653,512
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21		3,740	4,153,393
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	(a)	1,640	1,722,000
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	01/22/23		3,285	3,299,129
4.000%	03/03/24	(a)	1,830	1,862,865
5.250%	07/27/21		5,480	6,153,673
5.750%	01/24/22		2,310	2,673,095
Sr. Unsec’d. Notes, MTN
1.830%(c)	11/29/23		3,500	3,607,380
4.800%	07/08/44		2,675	2,666,119
5.375%	03/15/20		3,965	4,491,461
Sub. Notes
6.750%	10/01/37		1,630	1,960,945
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20	(a)	1,090	1,174,475
Gulfmark Offshore, Inc.,
Sr. Unsec’d. Notes
6.375%	03/15/22		235	244,400
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22		1,075	1,187,875
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21		690	741,750
9.750%	07/15/20		155	169,144
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
6.625%	03/30/40		815	1,065,870
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
7.750%	05/15/21		2,320	2,543,300
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23		1,150	1,203,187
Sr. Sec’d. Notes
5.000%	03/15/24		600	608,292

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
HD Supply, Inc.,
Gtd. Notes
11.500%	07/15/20		325	$390,813
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.125%	04/01/19		1,425	1,532,860
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
7.250%	10/01/20		485	528,650
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.400%	04/01/21		3,620	4,057,216
5.950%	04/01/41		895	1,121,683
HSBC Finance Corp.,
Sr. Sub. Notes
6.676%	01/15/21		2,360	2,822,326
Humana, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/22		3,605	3,537,925
7.200%	06/15/18		580	688,970
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19		475	489,250
6.000%	08/01/20		1,135	1,215,869
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	(a)	1,290	1,319,025
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19		1,220	1,358,775
ING US, Inc.,
Gtd. Notes
5.500%	07/15/22		4,545	5,205,470
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18		7,285	9,007,320
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.875%	09/01/17		2,005	2,373,419
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44		2,965	2,988,394
7.300%	11/15/39		895	1,208,164
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19		1,100	1,201,750
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	01/20/23		3,445	3,693,264
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes, 144A
6.750%	04/01/22	(a)	635	669,925
JPMorgan Chase & Co.,
Jr. Sub. Notes
6.125%(c)	12/29/49		840	858,635
Sr. Unsec’d. Notes
3.250%	09/23/22		10,680	10,728,754
4.400%	07/22/20		6,100	6,665,080
4.850%	02/01/44		1,460	1,548,076

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		2,085	$2,371,625
KB Home,
Gtd. Notes
4.750%	05/15/19		1,360	1,370,200
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	11/15/23		750	770,625
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
6.375%	04/15/22		620	623,100
Kodiak Oil & Gas Corp.,
Gtd. Notes
5.500%	01/15/21	(a)	1,105	1,151,963
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	04/15/42		1,205	1,273,644
5.150%	08/01/43		770	831,823
L Brands, Inc.,
Gtd. Notes
6.625%	04/01/21		955	1,085,119
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23		750	754,687
Landry’s, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	05/01/20		1,115	1,226,500
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22		540	558,225
Lennar Corp.,
Gtd. Notes
4.750%	11/15/22		1,150	1,144,250
Leucadia National Corp.,
Sr. Unsec’d. Notes
5.500%	10/18/23		2,165	2,299,715
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22		1,105	1,218,263
7.625%	05/15/20		340	365,925
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21		1,015	1,116,478
6.500%	05/01/42		1,005	1,260,372
LifePoint Hospitals, Inc.,
Gtd. Notes, 144A
5.500%	12/01/21		790	827,525
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21		1,850	2,055,232
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	06/15/22		245	248,063
LKQ Corp.,
Gtd. Notes
4.750%	05/15/23		1,115	1,099,390

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	(a)	2,050	$1,967,775
5.125%	01/15/42		1,195	1,267,570
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	03/01/21	(a)	1,650	1,870,753
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18	(a)	275	290,125
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21		3,780	4,198,333
McKesson Corp.,
Sr. Unsec’d. Notes
7.500%	02/15/19		305	374,725
MDC Partners, Inc.,
Gtd. Notes, 144A
6.750%	04/01/20		810	854,550
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
7.625%	05/01/21		810	847,463
Men’s Wearhouse, Inc. (The),
Gtd. Notes, 144A
7.000%	07/01/22	(a)	1,225	1,267,875
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		370	407,463
Meritor, Inc.,
Gtd. Notes
6.250%	02/15/24		877	918,657
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66		5,005	5,593,087
MGM Resorts International,
Gtd. Notes
6.875%	04/01/16	(a)	495	538,313
7.750%	03/15/22	(a)	375	439,687
Microsoft Corp.,
Sr. Unsec’d. Notes
2.500%	02/08/16		3,400	3,512,404
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18	(a)	900	1,030,006
6.500%	09/15/37		2,970	3,829,943
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes
9.250%	06/01/21	(a)	395	433,513
10.750%	10/01/20		787	893,245
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		950	1,040,250
Modular Space Corp.,
Sec’d. Notes, 144A
10.250%	01/31/19		320	336,800
Monsanto Co.,
Sr. Unsec’d. Notes
4.700%	07/15/64		2,275	2,283,791

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23		4,580	$4,659,138
6.375%	07/24/42	(a)	1,965	2,493,277
Sr. Unsec’d. Notes, MTN
5.500%	01/26/20	(a)	2,660	3,044,551
5.500%	07/28/21		1,580	1,815,147
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		1,695	1,762,934
4.875%	11/15/41		270	275,553
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21		990	1,079,100
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		3,050	3,365,742
5.150%	04/30/20		5,890	6,759,034
NCR Corp.,
Gtd. Notes, 144A
5.875%	12/15/21		460	485,300
Sr. Unsec’d. Notes, 144A
6.375%	12/15/23		345	374,325
Neiman Marcus Group Ltd., Inc.,
Gtd. Notes, 144A
8.000%	10/15/21	(a)	850	915,875
Nes Rentals Holdings, Inc.,
Sec’d. Notes, 144A
7.875%	05/01/18		1,750	1,855,000
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20	(a)	575	619,563
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		1,330	1,339,975
Nisource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		1,065	1,076,714
6.125%	03/01/22		1,790	2,115,665
6.800%	01/15/19		1,000	1,192,553
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		3,000	3,225,438
6.000%	03/01/41		1,260	1,516,186
Nordstrom, Inc.,
Sr. Unsec’d. Notes
5.000%	01/15/44		5,298	5,807,175
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21		1,455	1,607,775
Northern Oil and Gas, Inc.,
Gtd. Notes
8.000%	06/01/20		365	389,637
NRG Energy, Inc.,
Gtd. Notes
8.250%	09/01/20		615	671,887
Gtd. Notes, 144A
6.250%	05/01/24	(a)	1,365	1,426,425

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Oasis Petroleum, Inc.,
Gtd. Notes, 144A
6.875%	03/15/22		320	$348,800
Omega Healthcare Investors, Inc.,
Gtd. Notes, 144A
4.950%	04/01/24	(a)	3,405	3,477,738
Omnicom Group, Inc.,
Gtd. Notes
4.450%	08/15/20		3,880	4,230,880
5.900%	04/15/16		500	542,841
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		910	1,146,625
8.625%	03/01/19		915	1,155,168
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22		9,230	8,830,553
3.400%	07/08/24		3,890	3,881,170
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		955	990,860
Parker Drilling Co.,
Gtd. Notes, 144A
6.750%	07/15/22		160	166,400
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20		850	949,875
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22	(a)	1,085	1,141,963
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
6.375%	05/16/38		1,525	1,956,595
Pinnacle Entertainment, Inc.,
Gtd. Notes
6.375%	08/01/21		785	828,175
7.500%	04/15/21		830	894,325
Pioneer Energy Services Corp.,
Gtd. Notes, 144A
6.125%	03/15/22		245	253,881
PPL Electric Utilities Corp.,
First Mortgage
4.750%	07/15/43		2,885	3,186,030
Public Service Co. of Colorado,
First Mortgage
4.750%	08/15/41		1,465	1,612,348
Quicksilver Resources, Inc.,
Gtd. Notes
7.125%	04/01/16	(a)	885	789,863
Quiksilver, Inc./QS Wholesale, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	08/01/18		540	548,100
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		2,245	2,599,126
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.875%	03/01/22		305	331,306

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Rent-A-Center, Inc.,
Gtd. Notes
4.750%	05/01/21		835	$789,075
Republic Services, Inc.,
Gtd. Notes
5.250%	11/15/21		2,895	3,298,742
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19		330	349,387
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	1,000	1,055,000
Rite Aid Corp.,
Sr. Sec’d. Notes
8.000%	08/15/20		950	1,045,000
RKI Exploration & Production LLC/RKI Finance Corp.,
Gtd. Notes, 144A
8.500%	08/01/21		1,130	1,226,050
Rohm & Haas Co.,
Sr. Unsec’d. Notes
6.000%	09/15/17		1,126	1,272,693
Rosetta Resources, Inc.,
Gtd. Notes
5.875%	06/01/24		635	660,400
Rowan Cos., Inc.,
Gtd. Notes
5.400%	12/01/42		2,280	2,273,399
5.850%	01/15/44	(a)	1,220	1,316,999
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21		750	793,125
Sr. Sec’d. Notes, 144A
5.750%	05/15/24		1,040	1,084,200
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23		1,265	1,296,625
5.500%	02/01/21		880	924,000
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		300	325,125
8.125%	10/15/22	(a)	1,410	1,552,763
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21	(a)	1,226	1,281,170
Gtd. Notes, 144A
6.375%	06/01/21		104	108,680
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	07/15/22		595	609,875
Signet UK Finance PLC,
Gtd. Notes
4.700%	06/15/24		2,340	2,377,744
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/22		385	389,813
Sinclair Television Group, Inc.,
Gtd. Notes
6.375%	11/01/21		399	424,436

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
6.000%	07/15/24		2,470	$2,568,800
SLM Corp.,
Sr. Unsec’d. Notes
5.500%	01/25/23		1,345	1,333,231
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19		215	221,579
5.500%	01/15/19		1,410	1,498,125
6.000%	01/25/17		2,065	2,243,106
Southern California Edison Co.,
First Ref. Mortgage
5.500%	03/15/40		1,395	1,683,363
Southern Co. (The),
Sr. Unsec’d. Notes
2.375%	09/15/15		3,635	3,714,650
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43		3,090	3,442,078
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22	(a)	1,600	1,632,000
7.000%	08/15/20	(a)	1,025	1,133,906
9.125%	03/01/17		1,005	1,177,106
Sprint Corp.,
Gtd. Notes, 144A
7.250%	09/15/21	(a)	1,475	1,626,187
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23		700	724,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24		695	703,687
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
2.875%	12/06/22		2,060	1,971,671
4.250%	12/06/42		1,335	1,285,933
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20		205	222,425
Sr. Unsec’d. Notes
6.750%	02/01/20	(a)	1,080	1,173,150
8.125%	04/01/22	(a)	410	474,575
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19	(a)	1,405	1,424,319
Terex Corp.,
Gtd. Notes
6.000%	05/15/21		465	501,037
T-Mobile USA, Inc.,
Gtd. Notes
6.731%	04/28/22		440	474,650
TMS International Corp.,
Gtd. Notes, 144A
7.625%	10/15/21		375	400,313
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.646%	02/15/24		804	837,058
4.163%	07/15/22		1,820	1,983,671
4.850%	06/15/44		1,505	1,664,041

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23		2,000	$2,145,000
8.375%	09/15/20	(a)	245	268,887
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42		1,420	1,487,257
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/37		1,495	1,956,118
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/20		560	616,000
Vander Intermediate Holding II Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	02/01/19	(a)	820	873,300
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.631%(c)	06/09/17		3,270	3,273,777
2.450%	11/01/22	(a)	2,335	2,190,475
6.550%	09/15/43		10,535	13,257,676
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
8.500%	10/15/22		925	1,022,125
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43		1,030	995,967
Wave Holdco LLC/Wave Holdco Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	07/15/19		918	942,097
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		1,650	1,782,000
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42		3,885	4,405,944
7.000%	03/15/38		760	943,896
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		1,465	1,491,568
4.650%	01/15/43		4,545	4,621,006
Wells Fargo & Co.,
Sub. Notes, MTN
4.100%	06/03/26		8,790	8,900,745
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.550%	06/24/24		3,990	4,029,505
Williams Partners LP,
Sr. Unsec’d. Notes
5.250%	03/15/20		4,320	4,872,969
5.400%	03/04/44		1,825	1,957,917
Willis Group Holdings PLC,
Gtd. Notes
5.750%	03/15/21	(a)	1,915	2,151,273
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	06/15/19		860	877,200

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		2,995	$3,680,079
Xerox Corp.,
Sr. Unsec’d. Notes
4.250%	02/15/15		2,750	2,813,327
Zions Bancorporation,
Jr. Sub. Notes
5.800%(c)	12/29/49		325	309,969

				661,345,465

TOTAL CORPORATE BONDS (cost $861,294,147)				896,638,109

FOREIGN GOVERNMENT BONDS — 0.5%
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24		5,005	5,192,687
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18		3,515	3,680,205
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41		1,060	1,139,500
7.875%	03/07/15		4,770	4,996,575
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22	(a)	2,700	2,801,250
6.050%	01/11/40		1,040	1,260,480
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		2,026	2,066,520

TOTAL FOREIGN GOVERNMENT BONDS (cost $20,555,152)				21,137,217

MUNICIPAL BONDS — 1.0%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs,
6.263%	04/01/49		1,275	1,713,855
State of California,
General Obligation Unlimited, BABs,
7.550%	04/01/39		2,930	4,359,869

				6,073,724

Florida — 0.2%
State Board of Administration Finance Corp.,
Revenue Bonds, Series A
2.995%	07/01/20		8,000	8,074,640

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs,
6.637%	04/01/57		3,200	3,902,208

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, BABs,
6.725%	04/01/35		3,110	3,573,172

Mississippi
State of Mississippi,
General Obligation Unlimited, BABs, Series 2010E
5.245%	11/01/34		1,370	1,560,320

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
MUNICIPAL BONDS (continued)
Missouri — 0.1%
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs,
5.445%	05/01/33		2,315	$2,707,068

New York — 0.2%
City of New York,
General Obligation Unlimited, BABs, Series F
6.271%	12/01/37		2,120	2,714,384
Metropolitan Transportation Authority,
Revenue Bonds, BABs, Series 2010E
6.814%	11/15/40		2,180	2,959,350
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs, Series EE
6.011%	06/15/42		1,840	2,381,530

				8,055,264

Ohio — 0.1%
American Municipal Power, Inc.,
Revenue Bonds, BABs,
7.834%	02/15/41		2,020	2,844,200

Texas — 0.1%
Dallas Area Rapid Transit,
Revenue Bonds, BABs,
4.922%	12/01/41		800	907,208
5.022%	12/01/48		2,435	2,785,957
University of Texas System,
Revenue Bonds, BABs, Series 2010D
5.134%	08/15/42		1,785	2,107,978

				5,801,143

TOTAL MUNICIPAL BONDS (cost $37,746,702)				42,591,739

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.3%
Aggregator of Loans Backed by Assets (United Kingdom),
Series 2011-1, Class A2
2.993%(c)	05/25/51	GBP	2,587	4,485,473
Alba PLC (United Kingdom),
Series 2005-1, Class A3
0.719%(c)	11/25/42	GBP	3,416	5,401,787
Series 2007-1, Class A2
0.686%(c)	03/17/39	GBP	2,135	3,623,183
Berica ABS 3 Srl (Italy),
Series 3, Class A
1.259%(c)	06/30/61	EUR	7,400	10,136,785
Bluestep Mortgage Securities No. 2 Ltd. (Ireland),
Series 2, Class AA
1.788%(c)	11/10/55	EUR	5,561	7,633,950
E-MAC BV (Netherlands),
Series DE09-1, Class A1
3.318%(c)	11/25/53	EUR	1,013	1,428,935
E-MAC Program BV (Netherlands),
Series 2007-NL3A, Class A1, 144A
0.304%(c)	07/25/47		10,691	10,345,838
Eurosail PLC (United Kingdom),
Series 2006-2X, Class A2C
0.718%(c)	12/15/44	GBP	4,317	7,151,362
Series 2006-3X, Class A3A
0.437%(c)	09/10/44	EUR	3,192	4,286,527

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-4X, Class A3C
0.694%(c)	12/10/44	GBP	3,623	$5,947,252
Series 2007-1X, Class A3C
0.712%(c)	03/13/45	GBP	645	1,061,101
Series 2007-2X, Class A3C
0.702%(c)	03/13/45	GBP	2,965	4,839,579
Granite Master Issuer PLC (United Kingdom),
Series 2005-1, Class M3
1.054%(c)	12/20/54	GBP	679	1,138,794
Series 2006-1X, Class M3
1.094%(c)	12/20/54	GBP	2,320	3,904,915
Series 2007-1, Class 5A1
0.714%(c)	12/20/54	GBP	499	848,722
Series 2007-2, Class 3M3
1.069%(c)	12/17/54	GBP	626	1,053,654
Mansard Mortgages PLC (United Kingdom),
Series 2006-1X, Class A2
0.725%(c)	10/15/48	GBP	1,313	2,182,804
Marble Arch Residential Securitisation No. 4 Ltd. (United Kingdom),
Series 4X, Class A3C
0.734%(c)	03/20/40	GBP	2,619	4,421,314
Money Partners Securities PLC (United Kingdom),
Series 2X, Class A2A
1.022%(c)	05/14/39	GBP	550	926,488
Series 2X, Class A2C
0.725%(c)	05/14/39		90	87,990
Series 3X, Class A2B
0.642%(c)	09/14/39	EUR	1,992	2,679,032
Series 4X, Class A1A
0.938%(c)	03/15/40	GBP	5,186	8,719,164
Mortgage Funding PLC (United Kingdom),
Series 2008-1, Class A2
1.652%(c)	03/13/46	GBP	6,557	11,045,412
Paragon Mortgages No. 9 PLC (United Kingdom),
Series 9X, Class AA
0.885%(c)	05/15/41	GBP	1,503	2,465,113
Preferred Residential Securities PLC (United Kingdom),
Series 8X, Class A1A2
0.798%(c)	12/15/42	GBP	564	940,249
Series 8X, Class A1C
0.472%(c)	12/15/42	EUR	143	191,642
Provide PLC (Ireland),
Series G02-1, Class B
0.761%(c)	12/02/48	EUR	1,000	1,311,105
Residential Mortgage Securities PLC (United Kingdom),
Series 20X, Class A2A
0.787%(c)	08/10/38	GBP	3,749	6,308,861
Series 20X, Class A2C
0.578%(c)	08/10/38	EUR	353	474,725
Series 21X, Class A3A
0.927%(c)	11/12/38	GBP	2,139	3,610,636
Series 22X, Class A3A
0.882%(c)	11/14/39	GBP	3,590	5,996,583
Series 22X, Class A3C
0.695%(c)	11/14/39	EUR	137	183,553
Series 25, Class A1
3.058%(c)	12/16/50	GBP	1,082	1,931,700
Series 26, Class A1

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
2.776%(c)	02/14/41	GBP	1,179	$2,106,670
RMAC PLC (United Kingdom),
Series 2003-NS1X, Class A3
1.035%(c)	06/12/35	GBP	98	163,986
Series 2003-NS2X, Class A3
0.985%(c)	09/12/35	GBP	1,299	2,142,597
Series 2003-NS3X, Class A3
1.435%(c)	12/12/35	GBP	5,762	9,743,321
Series 2003-NS4X, Class A3
1.275%(c)	03/12/36	GBP	732	1,224,918
RMAC Securities PLC (United Kingdom),
Series 2005-NS1X, Class A2C
0.393%(c)	06/12/37	EUR	2,053	2,655,952
Series 2006-NS1X, Class A2A
0.685%(c)	06/12/44	GBP	4,790	7,723,031
Series 2006-NS2X, Class A2A
0.685%(c)	06/12/44	GBP	964	1,553,340
Series 2006-NS4X, Class M1A
0.805%(c)	06/12/44	GBP	5,430	8,460,852
Southern Pacific Financing PLC (United Kingdom),
Series 2005-B, Class A
0.714%(c)	06/10/43	GBP	1,110	1,828,084
Series 2006-A, Class A
0.694%(c)	03/10/44	GBP	3,998	6,547,572
Thrones PLC (United Kingdom),
Series 2013-1, Class A
2.028%(c)	07/20/44	GBP	3,963	6,834,552

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $165,564,918)				177,749,103

U.S. TREASURY OBLIGATION(n)
U.S. Treasury Notes (cost $254,990)
0.875%	05/15/17		255	255,339

TOTAL LONG-TERM INVESTMENTS (cost $2,879,792,969)				3,132,232,270

SHORT-TERM INVESTMENT — 26.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,089,561,394; includes $201,163,884 of cash collateral for securities on loan)(b)(w)(Note 4)			1,089,561,394	1,089,561,394

TOTAL INVESTMENTS — 102.8% (cost $3,969,354,363)				4,221,793,664
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (2.8)%				(113,951,579)

NET ASSETS — 100.0%				$4,107,842,085

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BABs	Build America Bonds
CHI-X	European Equity Exchange
CVA	Certificate Van Aandelen (Bearer)
ETF	Exchange Traded Funds
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
JSE	Johannesburg Stock Exchange
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PRFC	Preference Shares
QMTF	Multilateral Trading Facility
REIT	Real Estate Investment Trust
SLM	Student Loan Mortgage
SDR	Sweden Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts
SPI	Swiss Performance Index
STOXX	Stock Index of Eurozone
TSX	Toronto Stock Exchange
UTS	Unit Trust Security

XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $195,283,768; cash collateral of $201,163,884 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
488	2 Year U.S. Treasury Notes	Sep. 2014	$107,217,475	$107,161,750	$(55,725)
117	5 Year U.S. Treasury Notes	Sep. 2014	13,938,984	13,976,930	37,946
21	20 Year U.S. Treasury Bonds	Sep. 2014	2,885,531	2,880,938	(4,593)
4,141	Euro STOXX 50	Sep. 2014	185,141,484	183,263,207	(1,878,277)
264	FTSE 100 Index	Sep. 2014	30,289,157	30,320,783	31,626
1,234	Nikkei 225 Index	Sep. 2014	185,170,939	184,664,528	(506,411)
5,435	S&P 500 E-Mini	Sep. 2014	524,042,700	530,564,700	6,522,000
378	S&P/TSX 60 Index	Sep. 2014	60,484,158	61,192,746	708,588

					4,855,154

Short Positions:
55	5 Year U.S. Treasury Notes	Sep. 2014	6,584,025	6,570,352	13,673
3,599	10 Year U.S. Treasury Notes	Sep. 2014	450,655,243	450,493,578	161,665
273	30 Year U.S. Ultra Treasury Bonds	Sep. 2014	40,431,774	40,932,938	(501,164)
158	ASX SPI 200 Index	Sep. 2014	19,926,921	19,941,820	(14,899)
498	Russell 2000 Mini Index	Sep. 2014	57,621,090	59,276,940	(1,655,850)

					(1,996,575)

					$2,858,579

(1)	Cash of $37,223,268 has been segregated with UBS Securities to cover requirements for open contracts at June 30, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Australian Dollar,
Expiring 09/25/14	Commonwealth Bank of Australia	AUD	52,957	$49,526,132	$49,623,148	$97,016
British Pound,
Expiring 07/17/14	Barclays Capital Group	GBP	11,096	18,663,642	18,986,157	322,515
Expiring 09/25/14	Toronto Dominion	GBP	1,162	1,978,007	1,986,326	8,319
Euro,
Expiring 09/25/14	Citigroup Global Markets	EUR	131,514	178,817,629	180,141,507	1,323,878
Japanese Yen,
Expiring 09/25/14	Barclays Capital Group	JPY	8,321,509	82,165,832	82,195,548	29,716
Expiring 09/25/14	Citigroup Global Markets	JPY	12,112,050	118,921,872	119,636,545	714,673
Swedish Krona,
Expiring 09/25/14	State Street Bank	SEK	178,790	26,646,259	26,735,287	89,028
Swiss Franc,
Expiring 09/25/14	Credit Suisse First Boston Corp.	CHF	78,891	88,206,487	89,028,296	821,809

				$564,925,860	$568,332,814	$3,406,954

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Australian Dollar, Expiring 09/25/14	Toronto Dominion	AUD	3,068	$2,863,009	$2,875,138	$(12,129)
British Pound, Expiring 07/17/14	JPMorgan Chase	GBP	4,935	8,380,451	8,445,094	(64,643)
Expiring 09/25/14	RBC Dominion Securities	GBP	98,791	167,872,610	168,946,252	(1,073,642)
Expiring 09/25/14	State Street Bank	GBP	1,162	1,977,169	1,986,325	(9,156)

				$181,093,239	$182,252,809	$(1,159,570)

Cross currency exchange contracts outstanding at June 30, 2014:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
07/17/14	Buy	GBP	32,203	EUR	40,046	$265,984	Hong Kong & Shanghai Bank
07/17/14	Buy	GBP	108	EUR	135	(375)	JPMorgan Chase
07/17/14	Buy	GBP	2,083	EUR	2,600	3,277	JPMorgan Chase
07/17/14	Buy	GBP	3,864	EUR	4,821	9,788	JPMorgan Chase
07/17/14	Buy	GBP	3,301	EUR	4,121	6,216	State Street Bank

						$284,890

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Total Return swap agreements outstanding at June 30, 2014:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase	08/29/14	255	Receive fixed payments on the S&P 500 Index and pay variable payments based on the U.S. Treasury Bill	$(648,519)	$—	$(648,519)
JPMorgan Chase	09/16/14	82	Receive fixed payments on the S&P 500 Index and pay variable payments based on the U.S. Treasury Bill	838,483	—	838,483
JPMorgan Chase	11/24/14	257	Receive fixed payments on the S&P 500 Index and pay variable payments based on the U.S. Treasury Bill	(1,606,550)	—	(1,606,550)

				$(1,416,586)	$—	$(1,416,586)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$3,317,602	$39,598,639	$—
Austria	3,712,504	3,397,385	—
Belgium	—	7,107,869	—
Bermuda	584,685	—	—
Brazil	11,090,181	—	—
Cambodia	—	578,123	—
Canada	40,400,400	—	—
Chile	617,891	—	—
China	2,602,453	22,690,369	374,563
Cyprus	121,898	—	—
Czech Republic	—	2,119,085	—
Denmark	—	5,598,327	—
Finland	2,298,004	11,136,800	—
France	3,202,758	24,087,852	—
Germany	—	23,989,123	—
Greece	62,832	130,513	—
Hong Kong	4,821,684	23,299,790	—
Hungary	—	722,948	—
India	—	172,565	—
Indonesia	—	6,013,900	—
Ireland	—	403,743	—
Israel	5,847,292	9,083,660	—
Italy	1,633,117	8,237,494	—
Japan	—	129,051,314	—
Kazakhstan	1,684,981	—	—
Luxembourg	991,025	1,164,307	—
Macau	—	537,367	—
Malaysia	394,842	506,871	—
Malta	85,667	—	—
Mexico	1,756,863	—	—
Netherlands	—	13,675,690	—
New Zealand	—	1,945,816	—
Norway	4,984,062	15,418,626	—
Panama	2,723,087	—	—
Peru	702,695	—	—
Poland	—	9,450,596	—
Portugal	324,683	3,775,495	—
Puerto Rico	274,973	—	—
Russia	12,440,109	—	—
Singapore	537,725	7,953,798	—
South Africa	1,070,534	21,465,762	—
South Korea	2,608,155	18,100,337	—
Spain	—	6,382,434	—
Sweden	5,454,158	7,769,145	—
Switzerland	228,573	19,748,819	—
Taiwan	895,603	15,771,297	—
Thailand	—	9,177,355	—
Turkey	—	4,447,580	—
United Kingdom	18,929,296	140,510,089	—
United States	620,633,679	1,336,568	—
Exchange Traded Funds	224,204,445	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Preferred Stocks
Brazil	$6,383,322	$—	$—
United States	1,391,200	—	—
Unaffiliated Mutual Funds	330,194,448	—	—
Warrants	24,591	—	—
Asset-Backed Security	—	1,332,286	—
Commercial Mortgage-Backed Securities	—	56,364,446	—
Corporate Bonds	—	892,756,939	3,881,170
Foreign Government Bonds	—	21,137,217	—
Municipal Bonds	—	42,591,739	—
Residential Mortgage-Backed Securities	—	177,749,103	—
U.S. Treasury Obligations	—	255,339	—
Affiliated Money Market Mutual Fund	1,089,561,394	—	—
Other Financial Instruments*
Futures	2,858,579	—	—
Foreign Forward Currency Contracts	—	2,532,274	—
Total Return Swaps	—	(1,416,586)	—

Total	$2,411,651,990	$1,809,860,208	$4,255,733

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (4.9% represents investments purchased with collateral from securities on loan)	26.5%
Unaffiliated Mutual Funds	8.1
Banks	7.3
Exchange Traded Funds	5.5
Oil, Gas & Consumable Fuels	4.6
Residential Mortgage-Backed Securities	4.3
Insurance	3.5
Pharmaceuticals	2.8
Media	2.0
Wireless Telecommunication Services	2.0
Electric Utilities	1.9
Metals & Mining	1.7
Health Care Providers & Services	1.7
Software	1.5
Chemicals	1.4
Diversified Financial Services	1.4
Commercial Mortgage-Backed Securities	1.4
Semiconductors & Semiconductor Equipment	1.1
Diversified Telecommunication Services	1.1
Municipal Bonds	1.0
Technology Hardware, Storage & Peripherals	0.9
Aerospace & Defense	0.9
Pipelines	0.9
Food & Staples Retailing	0.9
Machinery	0.9
Retail	0.8
Health Care Equipment & Supplies	0.8
Tobacco	0.8
Biotechnology	0.7
Commercial Services & Supplies	0.7
Food Products	0.7
Auto Components	0.6
Capital Markets	0.6
Energy Equipment & Services	0.6
Road & Rail	0.6
Specialty Retail	0.6
Real Estate Investment Trusts (REITs)	0.6
IT Services	0.5
Foreign Government Bonds	0.5
Household Products	0.5
Electronic Equipment, Instruments & Components	0.5
Communications Equipment	0.4

Construction & Engineering	0.4%
Computers	0.4
Real Estate Management & Development	0.3
Hotels, Restaurants & Leisure	0.3
Internet Software & Services	0.3
Consumer Finance	0.3
Automobiles	0.3
Multi-Utilities	0.2
Paper & Forest Products	0.2
Airlines	0.2
Textiles, Apparel & Luxury Goods	0.2
Advertising	0.2
Electrical Equipment	0.2
Containers & Packaging	0.2
Industrial Conglomerates	0.2
Auto Parts & Equipment	0.2
Trading Companies & Distributors	0.2
Beverages	0.2
Miscellaneous Manufacturers	0.2
Household Durables	0.2
Lodging	0.1
Real Estate	0.1
Marine	0.1
Multiline Retail	0.1
Air Freight & Logistics	0.1
Holding Companies	0.1
Gas Utilities	0.1
Leisure Products	0.1
Personal Products	0.1
Independent Power & Renewable Electricity Producers	0.1
Home Builders	0.1
Water Utilities	0.1
Professional Services	0.1
Office Equipment & Supplies	0.1
Internet & Catalog Retail	0.1
Auto Manufacturers	0.1
Distributors	0.1
Apparel	0.1
Transportation Infrastructure	0.1
Entertainment	0.1
Thrifts & Mortgage Finance	0.1

102.8
Liabilities in excess of other assets	(2.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange risk, interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$213,284	*	Due from broker — variation margin	$561,482	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	3,692,219		Unrealized depreciation on foreign currency forward contracts	1,159,945
Equity contracts	Due from broker — variation margin	7,262,214	*	Due from broker — variation margin	4,055,437	*
Equity contracts	Unaffiliated investments	24,591		—	—
Equity contracts	Unrealized appreciation on swap agreements	838,483		Unrealized depreciation on swap agreements	2,255,069

Total		$12,030,791			$8,031,933

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$—	$(9,422,586)	$—	$—	$(9,422,586)
Foreign exchange contracts	—	—	—	(6,888,544)	(6,888,544)
Equity contracts	236,670	57,496,905	(4,521,722)	—	53,211,853

Total	$236,670	$48,074,319	$(4,521,722)	$(6,888,544)	$36,900,723

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Futures	Swaps	Forward Currency Contracts(4)	Total
Interest rate contracts	$—	$—	$(2,324,114)	$—	$—	$(2,324,114)
Foreign exchange contracts	—	—	—	—	3,409,251	3,409,251
Equity contracts	(5,367)	24,591	(30,963,906)	(5,436,521)	—	(36,381,203)

Total	$(5,367)	$24,591	$(33,288,020)	$(5,436,521)	$3,409,251	$(35,296,066)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations. For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts – Long Positions(1)	Futures Contracts – Short Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)	Total Return Swap Agreements(4)
$1,041,216,210	$499,233,968	$695,611,379	$371,226,207	$80,522,247

(1)	Value at Trade Date.

(2)	Value at Settlement Date Payable.

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(3)	Value at Settlement Date Receivable.

(4)	Notional Amount.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Barclays Capital Group	$352,231	$—	$—	$352,231
Citigroup Global Markets	2,038,551	—	—	2,038,551
Commonwealth Bank of Australia	97,016	—	—	97,016
Credit Suisse First Boston Corp.	821,809	—	—	821,809
Hong Kong & Shanghai Bank	265,984	—	—	265,984
JPMorgan Chase	851,548	(851,548)	—	—
RBC Dominion Securities	—	—	—	—
State Street Bank	95,244	(9,156)	—	86,088
Toronto Dominion	8,319	(8,319)	—	—

	$4,530,702

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Barclays Capital Group	$—	$—	$—	$—
Citigroup Global Markets	—	—	—	—
Commonwealth Bank of Australia	—	—	—	—
Credit Suisse First Boston Corp.	—	—	—	—
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase.	(2,320,087)	851,548	—	(1,468,539)
RBC Dominion Securities	(1,073,642)	—	—	(1,073,642)
State Street Bank	(9,156)	9,156	—	—
Toronto Dominion	(12,129)	8,319	—	(3,810)

	$(3,415,014)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $195,283,768:
Unaffiliated investments (cost $2,879,792,969)	$3,132,232,270
Affiliated investments (cost $1,089,561,394)	1,089,561,394
Foreign currency, at value (cost $47,865,555)	48,310,092
Deposit with broker	37,223,268
Receivable for investments sold	101,825,045
Dividends and interest receivable	16,562,780
Unrealized appreciation on foreign currency forward contracts	3,692,219
Tax reclaim receivable	2,838,004
Unrealized appreciation on swap agreements	838,483
Due from broker-variation margin	510,929
Receivable for fund share sold	153,774
Prepaid expenses	6,034

Total Assets	4,433,754,292

LIABILITIES:
Payable to broker for collateral for securities on loan	201,163,884
Payable for investments purchased	118,127,531
Unrealized depreciation on swap agreements	2,255,069
Advisory fees payable	1,790,280
Unrealized depreciation on foreign currency forward contracts	1,159,945
Payable for fund share repurchased	931,249
Accrued expenses and other liabilities	438,979
Distribution fee payable	44,905
Affiliated transfer agent fee payable	365

Total Liabilities	325,912,207

NET ASSETS.	$4,107,842,085

Net assets were comprised of:
Paid-in capital	$3,161,991,559
Retained earnings	945,850,526

Net assets, June 30, 2014	$4,107,842,085

Net asset value and redemption price per share, $4,107,842,085 / 247,492,617 outstanding shares of beneficial interest	$16.60

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $1,628,193 foreign withholding tax)	$30,060,483
Interest income	22,245,345
Affiliated income from securities lending, net	714,154
Affiliated dividend income	599,726

53,619,708

EXPENSES
Advisory fees	21,232,901
Distribution fee	1,999,512
Custodian and accounting fees	604,000
Insurance expenses	27,000
Trustees’ fees	22,000
Audit fee	19,000
Legal fees and expenses	9,000
Shareholders’ reports.	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	65,317

Total expenses	23,989,730

NET INVESTMENT INCOME.	29,629,978

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	100,839,317
Futures transactions	48,074,319
Swap agreements transactions	(4,521,722)
Foreign currency transactions	(936,737)

143,455,177

Net change in unrealized appreciation (depreciation) on:
Investments	57,210,583
Futures	(33,288,020)
Swap agreements	(5,436,521)
Foreign currencies	3,411,317

21,897,359

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	165,352,536

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$194,982,514

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$29,629,978	$66,623,969
Net realized gain on investment and foreign currency transactions	143,455,177	361,505,178
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	21,897,359	82,915,744

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	194,982,514	511,044,891

FUND SHARE TRANSACTIONS:
Fund share sold [2,168,157 and 34,948,260 shares, respectively]	34,486,600	506,785,971
Fund share repurchased [11,240,996 and 39,073,712 shares, respectively]	(178,546,679)	(566,313,494)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(144,060,079)	(59,527,523)

TOTAL INCREASE IN NET ASSETS	50,922,435	451,517,368
NET ASSETS:
Beginning of period	4,056,919,650	3,605,402,282

End of period	$4,107,842,085	$4,056,919,650

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 88.5%
COMMON STOCKS — 55.1%	Shares	Value (Note 2)
Aerospace & Defense — 1.2%
American Science & Engineering, Inc.	8,600	$598,474
Boeing Co. (The)	331,000	42,113,130
DigitalGlobe, Inc.*	22,100	614,380
HEICO Corp. (Class A Stock)	36,097	1,465,538
Honeywell International, Inc.	72,200	6,710,990
Precision Castparts Corp.	63,600	16,052,640
Raytheon Co.	67,400	6,217,650
Rolls-Royce Holdings PLC (United Kingdom)*	566,581	10,351,799
Textron, Inc.	332,600	12,735,254
United Technologies Corp.	268,400	30,986,780

		127,846,635

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.(a)	34,400	2,194,376
FedEx Corp.	134,100	20,300,058
Toll Holdings Ltd. (Australia)	1,045,065	5,029,476
United Parcel Service, Inc. (Class B Stock)	116,300	11,939,358
UTi Worldwide, Inc.*(a)	58,700	606,958
XPO Logistics, Inc.*(a)	15,400	440,748

		40,510,974

Airlines — 0.5%
Alaska Air Group, Inc.	2,600	247,130
Allegiant Travel Co.	3,300	388,641
American Airlines Group, Inc.*	501,000	21,522,960
Delta Air Lines, Inc.	558,300	21,617,376
United Continental Holdings, Inc.*	300,800	12,353,856

		56,129,963

Auto Components — 0.6%
Aisin Seiki Co. Ltd. (Japan)	235,800	9,386,249
Autoliv, Inc.	54,698	5,836,884
Delphi Automotive PLC (United Kingdom)	239,500	16,463,230
Gentex Corp.	27,400	797,066
GKN PLC (United Kingdom)	1,417,353	8,798,853
Johnson Controls, Inc.	287,400	14,349,882
Koito Manufacturing Co. Ltd. (Japan)	110,300	2,826,504
TRW Automotive Holdings Corp.*(a)	94,400	8,450,688

		66,909,356

Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	108,891	13,788,842
General Motors Co.	603,800	21,917,940
Harley-Davidson, Inc.	163,600	11,427,460
Honda Motor Co. Ltd. (Japan)	310,500	10,834,825
Mitsubishi Motors Corp. (Japan)	489,900	5,413,601
Suzuki Motor Corp. (Japan)	335,600	10,528,302
Tesla Motors, Inc.*(a)	5,600	1,344,336
Toyota Motor Corp. (Japan)	274,700	16,447,009
Winnebago Industries, Inc.*	27,900	702,522

		92,404,837

Banks — 2.5%
Australia & New Zealand Banking Group Ltd. (Australia)	615,326	19,348,652
Bank of Kentucky Financial Corp.	36,700	1,276,793
Bank of Yokohama Ltd. (The) (Japan)	612,000	3,524,509
Bankia SA (Spain)*	2,082,156	4,036,617
BankUnited, Inc.	50,400	1,687,392

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Barclays PLC (United Kingdom), ADR(a)	480,106	$7,014,349
BBCN Bancorp, Inc.	10,700	170,665
BNP Paribas SA (France)	206,732	14,049,254
Bryn Mawr Bank Corp.	2,500	72,800
CIT Group, Inc.	23,800	1,089,088
Commerzbank AG (Germany)*	463,819	7,269,482
DBS Group Holdings Ltd. (Singapore)	779,862	10,488,906
DNB ASA (Norway)	812,867	14,852,128
East West Bancorp, Inc.	43,700	1,529,063
Glacier Bancorp, Inc.	17,700	502,326
Home BancShares, Inc.	53,768	1,764,666
Intesa Sanpaolo SpA (Italy)	3,511,506	10,834,152
Lloyds Banking Group PLC (United Kingdom)*	8,221,509	10,450,091
M&T Bank Corp.(a)	43,300	5,371,365
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,617,800	9,931,217
Nordea Bank AB (Sweden)	451,084	6,359,360
Popular, Inc. (Puerto Rico)*	24,220	827,840
Royal Bank of Scotland Group PLC (United Kingdom)*	1,093,916	6,148,017
Sandy Spring Bancorp, Inc.	18,300	455,853
Standard Chartered PLC (United Kingdom)	757,535	15,484,000
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	2,273,810	10,392,438
Svenska Handelsbanken AB (Sweden) (Class A Stock)	242,795	11,872,570
Swedbank AB (Sweden) (Class A Stock)	416,984	11,044,707
Synovus Financial Corp.	28,142	686,102
TCF Financial Corp.	32,720	535,626
Texas Capital Bancshares, Inc.*	11,200	604,240
U.S. Bancorp	330,200	14,304,264
United Overseas Bank Ltd. (Singapore)	545,000	9,855,090
Wells Fargo & Co.	1,158,024	60,865,741
Westamerica Bancorporation	14,100	737,148
Western Alliance Bancorp*	68,800	1,637,440

		277,073,951

Beverages — 1.0%
Coca-Cola Co. (The)	787,200	33,345,792
Dr. Pepper Snapple Group, Inc.	121,000	7,088,180
Kirin Holdings Co. Ltd. (Japan)	521,400	7,528,407
Monster Beverage Corp.*	20,400	1,449,012
PepsiCo, Inc.	561,146	50,132,784
Pernod-Ricard SA (France)	89,737	10,779,260

		110,323,435

Biotechnology — 1.1%
Acceleron Pharma, Inc.*	27,500	934,175
Alexion Pharmaceuticals, Inc.*	80,700	12,609,375
Alnylam Pharmaceuticals, Inc.*(a)	18,800	1,187,596
Amgen, Inc.	115,100	13,624,387
Biogen Idec, Inc.*	65,000	20,495,150
BioMarin Pharmaceutical, Inc.*	6,900	429,249
Celgene Corp.*	129,200	11,095,696
CSL Ltd. (Australia)	117,704	7,388,647
Exelixis, Inc.*(a)	234,400	794,616
Gilead Sciences, Inc.*	426,900	35,394,279
Incyte Corp. Ltd.*(a)	77,800	4,391,032
Intercept Pharmaceuticals, Inc.*	8,400	1,987,692

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
Isis Pharmaceuticals, Inc.*(a)	31,200	$1,074,840
Neurocrine Biosciences, Inc.*(a)	105,300	1,562,652
Pharmacyclics, Inc.*(a)	19,400	1,740,374
Regeneron Pharmaceuticals, Inc.*(a)	2,000	564,940
Vertex Pharmaceuticals, Inc.*	93,900	8,890,452

		124,165,152

Building Products
A.O. Smith Corp.	25,600	1,269,248
Apogee Enterprises, Inc.	6,800	237,048

		1,506,296

Capital Markets — 1.3%
Ameriprise Financial, Inc.	92,050	11,046,000
BlackRock, Inc.	33,700	10,770,520
Close Brothers Group PLC (United Kingdom)	115,825	2,530,558
Credit Suisse Group AG (Switzerland)*	278,832	7,929,837
Deutsche Bank AG (Germany)	138,940	4,883,046
E*TRADE Financial Corp.*	343,000	7,292,180
Eaton Vance Corp.	6,500	245,635
Financial Engines, Inc.	11,000	498,080
GAM Holding AG (Switzerland)*	538,313	10,245,795
Invesco Ltd.	117,700	4,443,175
LPL Financial Holdings, Inc.	128,600	6,396,564
Morgan Stanley	681,200	22,023,196
Northern Trust Corp.	213,900	13,734,519
Och-Ziff Capital Management Group LLC (Class A Stock)	253,400	3,504,522
State Street Corp.	347,100	23,345,946
TD Ameritrade Holding Corp.	281,200	8,815,620
Waddell & Reed Financial, Inc. (Class A Stock)	24,000	1,502,160

		139,207,353

Chemicals — 1.7%
Air Products & Chemicals, Inc.	2,300	295,826
Airgas, Inc.	116,900	12,731,579
Albemarle Corp.	9,840	703,560
Alent PLC (United Kingdom)	556,601	3,488,282
Asahi Kasei Corp. (Japan)	1,406,000	10,763,663
BASF SE (Germany)	120,303	13,994,084
Cabot Corp.	17,700	1,026,423
Celanese Corp.	234,100	15,047,948
Dow Chemical Co. (The)	110,500	5,686,330
Ecolab, Inc.	285,950	31,837,673
Flotek Industries, Inc.*(a)	9,500	305,520
FMC Corp.	4,200	298,998
International Flavors & Fragrances, Inc.	1,700	177,276
Koppers Holdings, Inc.	32,100	1,227,825
LyondellBasell Industries NV (Class A Stock)	136,300	13,309,695
Mexichem SAB de CV (Mexico)	73,100	302,801
Monsanto Co.	158,600	19,783,764
Mosaic Co. (The)	14,100	697,245
Platform Specialty Products Corp.*	4,400	123,332
Potash Corp. of Saskatchewan, Inc. (Canada)	116,400	4,418,544
PPG Industries, Inc.	10,210	2,145,631
Praxair, Inc.	128,000	17,003,520

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
RPM International, Inc.	103,400	$4,775,012
Senomyx, Inc.*(a)	195,500	1,691,075
Sherwin-Williams Co. (The)	92,900	19,221,939
Sociedad Quimica y Minera de Chile SA (Chile), ADR(a)	4,400	128,964
Tosoh Corp. (Japan)	395,000	1,915,814
Umicore SA (Belgium)	175,909	8,185,398
Victrex PLC (United Kingdom)	19,503	567,793

		191,855,514

Commercial Services & Supplies — 0.2%
ARC Document Solutions, Inc.*	120,640	706,950
Iron Mountain, Inc.	168,200	5,962,690
ISS A/S (Denmark)*	46,065	1,645,526
Mobile Mini, Inc.	11,100	531,579
MSA Safety, Inc.	5,900	339,132
Performant Financial Corp.*(a)	28,400	286,840
Tyco International Ltd.	328,700	14,988,720
US Ecology, Inc.	10,200	499,290
Waste Connections, Inc.	27,775	1,348,476

		26,309,203

Communications Equipment — 0.7%
Alcatel-Lucent (France)*	1,245,268	4,476,833
Aruba Networks, Inc.*(a)	88,580	1,551,922
Cisco Systems, Inc.	1,016,500	25,260,025
Finisar Corp.*(a)	13,337	263,406
Motorola Solutions, Inc.	123,000	8,188,110
QUALCOMM, Inc.	472,700	37,437,840

		77,178,136

Construction & Engineering — 0.2%
Aegion Corp.*	37,600	874,952
Bouygues SA (France)	146,482	6,095,146
Comfort Systems USA, Inc.	19,800	312,840
Jacobs Engineering Group, Inc.*(a)	91,500	4,875,120
Quanta Services, Inc.*	130,800	4,523,064

		16,681,122

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	76,000	260,688
Eagle Materials, Inc.	3,900	367,692
Holcim Ltd. (Switzerland)*	11,200	983,779
Martin Marietta Materials, Inc.(a)	92,300	12,188,215
Vulcan Materials Co.	142,600	9,090,750

		22,891,124

Consumer Finance — 0.4%
American Express Co.	302,300	28,679,201
Discover Financial Services	241,700	14,980,566
Santander Consumer USA Holdings, Inc.	96,300	1,872,072

		45,531,839

Containers & Packaging — 0.1%
Ball Corp.	112,600	7,057,768
Berry Plastics Group, Inc.*	21,800	562,440
MeadWestvaco Corp.	12,000	531,120
Myers Industries, Inc.	32,400	650,916
Vidrala SA (Spain)	1,971	97,754

		8,899,998

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Consumer Services
Ascent Capital Group, Inc. (Class A Stock)*	13,142	$867,503

Diversified Financial Services — 2.2%
Bank of America Corp.	2,677,191	41,148,426
Berkshire Hathaway, Inc. (Class B Stock)*	117,600	14,883,456
BM&FBovespa SA (Brazil)	666,900	3,510,318
CBOE Holdings, Inc.	27,900	1,372,959
Challenger Ltd. (Australia)	565,364	3,965,848
Citigroup, Inc.	1,037,231	48,853,580
CME Group, Inc.	84,600	6,002,370
Deutsche Boerse AG (Germany)	57,204	4,435,291
ING Groep NV (Netherlands), CVA*	954,763	13,397,702
Intercontinental Exchange, Inc.	63,200	11,938,480
JPMorgan Chase & Co.	1,098,768	63,311,012
London Stock Exchange Group PLC (United Kingdom)	150,275	5,159,308
Macquarie Group Ltd. (Australia)	200,818	11,296,788
McGraw Hill Financial, Inc.	36,800	3,055,504
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	547,900	3,149,493
MSCI, Inc.*	41,300	1,893,605

		237,374,140

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	744,117	26,311,977
Hutchison Telecommunications Hong Kong Holdings Ltd. (Hong Kong)	1,885,000	768,554
Nippon Telegraph & Telephone Corp. (Japan)	282,600	17,613,857
Telecom Italia SpA (Italy)	10,629,191	10,514,225
Telefonica SA (Spain)	666,602	11,444,130
Telstra Corp. Ltd. (Australia)	885,917	4,352,312
Verizon Communications, Inc.	884,400	43,273,692
Ziggo NV (Netherlands)	92,856	4,294,266

		118,573,013

Electric Utilities — 0.5%
American Electric Power Co., Inc.	267,200	14,901,744
Entergy Corp.	128,200	10,523,938
Exelon Corp.	110,390	4,027,027
FirstEnergy Corp.	170,508	5,920,038
Great Plains Energy, Inc.	35,500	953,885
Northeast Utilities	101,900	4,816,813
OGE Energy Corp.	38,100	1,488,948
PNM Resources, Inc.	68,100	1,997,373
SSE PLC (United Kingdom)	581,333	15,573,278

		60,203,044

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)*	365,409	8,408,185
AZZ, Inc.	8,400	387,072
Babcock & Wilcox Co. (The)	78,350	2,543,241
General Cable Corp.	21,500	551,690
Hubbell, Inc. (Class B Stock)	65,300	8,041,695
Legrand SA (France)	233,915	14,325,096
Mitsubishi Electric Corp. (Japan)	1,136,000	14,032,713
Roper Industries, Inc.	37,300	5,446,173

		53,735,865

Electronic Equipment, Instruments & Components — 0.1%
AVX Corp.	42,000	557,760

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Belden, Inc.	6,550	$511,948
Hamamatsu Photonics KK (Japan)	129,400	6,350,796
RealD, Inc.*	108,600	1,385,736
Trimble Navigation Ltd.*(a)	189,239	6,992,381

		15,798,621

Energy Equipment & Services — 0.8%
AMEC PLC (United Kingdom)	42,146	875,151
Baker Hughes, Inc.	55,400	4,124,530
Cameron International Corp.*	104,600	7,082,466
China Oilfield Services Ltd. (China) (Class H Stock)	2,536,000	6,098,934
Core Laboratories NV	21,000	3,508,260
Exterran Holdings, Inc.(a)	53,200	2,393,468
Gulf Island Fabrication, Inc.	15,650	336,788
Halliburton Co.	170,400	12,100,104
Helix Energy Solutions Group, Inc.*(a)	15,200	399,912
Hilong Holding Ltd. (China)	630,000	313,001
John Wood Group PLC (United Kingdom)	17,635	243,154
McDermott International, Inc.*(a)	130,600	1,056,554
National Oilwell Varco, Inc.	110,500	9,099,675
Patterson-UTI Energy, Inc.	14,700	513,618
Rignet, Inc.*	6,124	329,594
Schlumberger Ltd.	332,615	39,231,939
Superior Energy Services, Inc.	28,981	1,047,373
Tesco Corp.	7,000	149,380
WorleyParsons Ltd. (Australia)	118,972	1,951,419

		90,855,320

Food & Staples Retailing — 1.1%
Casey’s General Stores, Inc.(a)	16,400	1,152,756
Costco Wholesale Corp.	131,100	15,097,476
CVS Caremark Corp.	249,576	18,810,543
FamilyMart Co. Ltd. (Japan)	238,700	10,291,022
Fresh Market, Inc. (The)*(a)	36,900	1,235,043
Rite Aid Corp.*	832,846	5,971,506
Sysco Corp.	257,500	9,643,375
Tesco PLC (United Kingdom)	2,583,087	12,554,217
Walgreen Co.	163,600	12,127,668
Wal-Mart Stores, Inc.	384,000	28,826,880
Whole Foods Market, Inc.	201,800	7,795,534

		123,506,020

Food Products — 1.2%
Archer-Daniels-Midland Co.	229,200	10,110,012
Bunge Ltd.	27,500	2,080,100
Dean Foods Co.	37,400	657,866
Flowers Foods, Inc.	30,100	634,508
General Mills, Inc.	219,100	11,511,514
Kellogg Co.	222,900	14,644,530
Keurig Green Mountain, Inc.	18,100	2,255,441
Mondelez International, Inc. (Class A Stock)	547,785	20,602,194
Nestle SA (Switzerland)	460,147	35,655,389
Pinnacle Foods, Inc.	25,900	852,110
TreeHouse Foods, Inc.*	7,300	584,511
Unilever PLC (United Kingdom)	630,516	28,580,820
Wilmar International Ltd. (Singapore)	2,441,000	6,248,615

		134,417,610

Gas Utilities
Chesapeake Utilities Corp.	15,500	1,105,615

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Gas Utilities (continued)
GAIL India Ltd. (India)	49,495	$380,931
Infraestructura Energetica Nova SAB de CV (Mexico)	90,100	499,896
Southwest Gas Corp.	14,880	785,515

		2,771,957

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	402,400	16,458,160
Analogic Corp.	11,000	860,640
Becton, Dickinson and Co.	78,659	9,305,360
Boston Scientific Corp.*	391,600	5,000,732
CareFusion Corp.*	165,800	7,353,230
Cooper Cos., Inc. (The)	6,000	813,180
Covidien PLC	132,150	11,917,287
DENTSPLY International, Inc.	131,700	6,235,995
Elekta AB (Sweden) (Class B Stock)(a)	496,546	6,306,582
Genmark Diagnostics, Inc.*	47,800	646,734
GN Store Nord A/S (Denmark)	215,504	6,176,041
HeartWare International, Inc.*	9,400	831,900
Intuitive Surgical, Inc.*	11,700	4,818,060
Sirona Dental Systems, Inc.*	7,400	610,204
Sonova Holding AG (Switzerland)	34,990	5,334,664
St. Jude Medical, Inc.	126,300	8,746,275
STERIS Corp.	14,600	780,808
Stryker Corp.	163,800	13,811,616
Thoratec Corp.*	12,700	442,722

		106,450,190

Health Care Providers & Services — 1.0%
Aetna, Inc.	178,100	14,440,348
Cardinal Health, Inc.	29,800	2,043,088
Fresenius SE & Co. KGaA (Germany)	105,881	15,790,625
HCA Holdings, Inc.*	32,400	1,826,712
Henry Schein, Inc.*	17,800	2,112,326
Humana, Inc.	68,800	8,787,136
McKesson Corp.	111,505	20,763,346
Miraca Holdings, Inc. (Japan)	104,800	5,079,037
Team Health Holdings, Inc.*(a)	21,700	1,083,698
UnitedHealth Group, Inc.	283,500	23,176,125
WellCare Health Plans, Inc.*	14,400	1,075,104
WellPoint, Inc.	116,000	12,482,760

		108,660,305

Health Care Technology
Veeva Systems, Inc.*(a)	5,700	145,065

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	205,800	7,748,370
Chipotle Mexican Grill, Inc.*	21,200	12,561,212
Choice Hotels International, Inc.	22,300	1,050,553
Compass Group PLC (United Kingdom)*	869,957	15,125,375
Hilton Worldwide Holdings, Inc.*	222,582	5,186,161
Las Vegas Sands Corp.	151,900	11,577,818
Marriott International, Inc. (Class A Stock)(a)	4,700	301,270
McDonald’s Corp.	87,200	8,784,528
MGM Resorts International*	53,431	1,410,578
Royal Caribbean Cruises Ltd.	25,000	1,390,000
Sonic Corp.*(a)	65,425	1,444,584
Starbucks Corp.	251,200	19,437,856
Starwood Hotels & Resorts Worldwide, Inc.	149,900	12,114,918
Tim Hortons, Inc. (Canada)	67,900	3,716,167

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd. (Macau)	1,658,800	$6,496,972
Wynn Resorts Ltd.	45,700	9,485,492

		117,831,854

Household Durables — 0.3%
iRobot Corp.*(a)	50,900	2,084,355
Lennar Corp. (Class A Stock)(a)	122,400	5,138,352
Panasonic Corp. (Japan)	515,500	6,248,920
Persimmon PLC (United Kingdom)*	570,931	12,434,630
Tempur Sealy International, Inc.*(a)	20,800	1,241,760
TRI Pointe Homes, Inc.*(a)	35,800	562,776

		27,710,793

Household Products — 0.6%
Church & Dwight Co., Inc.(a)	14,600	1,021,270
Colgate-Palmolive Co.	63,900	4,356,702
Energizer Holdings, Inc.	98,029	11,962,479
Procter & Gamble Co. (The)	617,455	48,525,788

		65,866,239

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	976,100	15,178,355
Calpine Corp.*	373,500	8,893,035
NRG Energy, Inc.	494,073	18,379,516

		42,450,906

Industrial Conglomerates — 1.5%
3M Co.	212,200	30,395,528
Danaher Corp.	386,200	30,405,526
DCC PLC (Ireland)	159,766	9,796,714
General Electric Co.	1,864,100	48,988,548
Hutchison Whampoa Ltd. (Hong Kong)	1,275,400	17,443,090
Koninklijke Philips NV (Netherlands)	398,483	12,647,179
SembCorp Industries Ltd. (Singapore)	1,254,911	5,407,492
Siemens AG (Germany)	118,991	15,710,875

		170,794,952

Insurance — 2.1%
AIA Group Ltd. (Hong Kong)	1,628,600	8,183,086
Allianz SE (Germany)	51,170	8,540,982
AXA SA (France)	920,621	21,996,710
CNA Financial Corp.	135,684	5,484,347
Direct Line Insurance Group PLC (United Kingdom)	2,460,310	11,353,936
Fidelity National Financial, Inc. (Class A Stock)(a)	197,000	6,453,720
First American Financial Corp.(a)	62,300	1,731,317
Infinity Property & Casualty Corp.	14,500	974,835
Kemper Corp.	40,600	1,496,516
Loews Corp.	74,200	3,265,542
Marsh & McLennan Cos., Inc.	368,300	19,085,306
Meadowbrook Insurance Group, Inc.(a)	192,600	1,384,794
MetLife, Inc.	461,075	25,617,327
Muenchener Rueckversicherungs AG (Germany)	61,069	13,523,633
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	902,000	6,983,312
Platinum Underwriters Holdings Ltd.	14,500	940,325
Progressive Corp. (The)	510,400	12,943,744
Prudential PLC (United Kingdom)	253,406	5,805,870
QBE Insurance Group Ltd. (Australia)	359,405	3,681,134

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Selective Insurance Group, Inc.	15,300	$378,216
Sony Financial Holdings, Inc. (Japan)	459,700	7,848,049
StanCorp Financial Group, Inc.	7,900	505,600
State Auto Financial Corp.	47,900	1,122,297
Storebrand ASA (Norway)*	1,317,846	7,414,124
Sun Life Financial, Inc. (Canada)	268,400	9,865,187
Swiss Life Holding AG (Switzerland)*	33,820	8,016,752
Tokio Marine Holdings, Inc. (Japan)	349,200	11,493,483
White Mountains Insurance Group Ltd.	2,100	1,277,724
XL Group PLC (Ireland)	794,247	25,995,704

		233,363,572

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*	118,000	38,324,040
Groupon, Inc.*(a)	86,300	571,306
Netflix, Inc.*	39,700	17,491,820
Priceline Group, Inc. (The)*	20,600	24,781,800

		81,168,966

Internet Software & Services — 1.6%
Akamai Technologies, Inc.*	126,600	7,730,196
Baidu, Inc. (China), ADR*	58,400	10,909,704
Bazaarvoice, Inc.*(a)	38,900	306,921
eBay, Inc.*	103,700	5,191,222
Equinix, Inc.*(a)	22,900	4,811,061
Facebook, Inc. (Class A Stock)*	450,200	30,293,958
Google, Inc. (Class A Stock)*	72,000	42,096,240
Google, Inc. (Class C Stock)*	72,000	41,420,160
Kakaku.com, Inc. (Japan)	327,800	5,748,296
LinkedIn Corp. (Class A Stock)*	23,900	4,098,133
NAVER Corp. (South Korea)	7,645	6,299,210
Rackspace Hosting, Inc.*	39,700	1,336,302
Tencent Holdings Ltd. (China)	378,500	5,758,139
VeriSign, Inc.*(a)	177,600	8,668,656

		174,668,198

IT Services — 1.4%
Accenture PLC (Class A Stock)	168,000	13,581,120
Automatic Data Processing, Inc.	169,200	13,414,176
Blackhawk Network Holdings, Inc.*	21,700	612,374
Cognizant Technology Solutions Corp. (Class A Stock)*	146,800	7,179,988
CoreLogic, Inc.*	17,900	543,444
Fidelity National Information Services, Inc.	164,800	9,021,152
Global Payments, Inc.	19,400	1,413,290
International Business Machines Corp.	143,950	26,093,817
Jack Henry & Associates, Inc.	22,310	1,325,883
MasterCard, Inc. (Class A Stock)	376,200	27,639,414
Vantiv, Inc. (Class A Stock)*	17,300	581,626
Visa, Inc. (Class A Stock)	237,000	49,938,270

		151,344,554

Leisure Products — 0.1%
Mattel, Inc.	261,100	10,175,067
Nikon Corp. (Japan)	168,600	2,656,135

		12,831,202

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	297,500	17,088,400
Covance, Inc.*	17,000	1,454,860
Illumina, Inc.*	10,800	1,928,232

COMMON STOCKS (continued)	Shares	Value (Note 2)
Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.*	4,200	$1,063,356
Thermo Fisher Scientific, Inc.	129,500	15,281,000

		36,815,848

Machinery — 0.5%
Actuant Corp. (Class A Stock)	32,600	1,126,982
Caterpillar, Inc.	70,000	7,606,900
CLARCOR, Inc.	24,700	1,527,695
Cummins, Inc.	64,970	10,024,221
EnPro Industries, Inc.*	22,600	1,653,416
Flowserve Corp.	181,800	13,516,830
Furukawa Co. Ltd. (Japan)	134,000	273,518
Graco, Inc.	5,800	452,864
Greenbrier Companies, Inc. (The)*(a)	19,400	1,117,440
Harsco Corp.	88,900	2,367,407
Ingersoll-Rand PLC	43,920	2,745,439
John Bean Technologies Corp.	44,524	1,379,799
Middleby Corp.*	16,710	1,382,251
Nordson Corp.	22,000	1,764,180
Stanley Black & Decker, Inc.	50,000	4,391,000
Trimas Corp.*	16,500	629,145
Vallourec SA (France)	2,158	96,735
Valmont Industries, Inc.(a)	3,300	501,435
Wartsila OYJ Abp (Finland)	2,437	120,782
Xylem, Inc.	49,577	1,937,469

		54,615,508

Marine — 0.1%
AP Moeller – Maersk A/S (Denmark) (Class B Stock)	4,169	10,365,321
Nippon Yusen KK (Japan)	226,000	651,915

		11,017,236

Media — 1.9%
British Sky Broadcasting Group PLC (United Kingdom)	714,149	11,048,581
Charter Communications, Inc. (Class A Stock)*	14,500	2,296,510
Comcast Corp. (Class A Stock)	420,000	22,545,600
CyberAgent, Inc. (Japan)	100,600	4,072,378
DIRECTV*	93,900	7,982,439
Discovery Communications, Inc. (Class C Stock)*(a)	122,200	8,870,498
DISH Network Corp. (Class A Stock)*	10,700	696,356
Eutelsat Communications SA (France)	228,425	7,937,701
Informa PLC (United Kingdom)	476,191	3,901,406
Liberty Global PLC (United Kingdom) (Class A Stock)*(a)	38,532	1,703,885
Liberty Global PLC (United Kingdom) (Class C Stock)	172,132	7,282,905
Liberty Media Corp. (Class A Stock)*	10,500	1,435,140
News Corp. (Class A Stock)*	677,900	12,161,526
Time Warner Cable, Inc.	166,990	24,597,627
Twenty-First Century Fox, Inc. (Class A Stock)	837,400	29,434,610
Viacom, Inc. (Class B Stock)	221,300	19,193,349
Walt Disney Co. (The)	287,000	24,607,380
WPP PLC (United Kingdom)	1,043,888	22,748,165

		212,516,056

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining — 1.3%
African Rainbow Minerals Ltd. (South Africa)	22,788	$401,357
Agnico-Eagle Mines Ltd. (Canada)	126,654	4,849,908
Alrosa AO (Russia)*	654,297	803,237
Anglo American PLC (United Kingdom)	63,364	1,552,941
AngloGold Ashanti Ltd. (South Africa)*	127,010	2,168,134
Antofagasta PLC (United Kingdom)	221,732	2,896,682
ArcelorMittal (Luxembourg)	62,557	932,610
Barrick Gold Corp. (Canada)	137,700	2,519,910
BHP Billiton Ltd. (Australia)	513,622	17,516,932
BHP Billiton PLC (United Kingdom)	573,629	18,648,013
Carpenter Technology Corp.	22,500	1,423,125
Centamin PLC (Egypt)*	1,004,815	1,091,966
Constellium NV (Netherlands) (Class A Stock)*	35,200	1,128,512
Daido Steel Co. Ltd. (Japan)	122,000	624,245
Dowa Holdings Co. Ltd. (Japan)	56,000	528,159
Eldorado Gold Corp. (Canada)	243,000	1,858,282
First Quantum Minerals Ltd. (Canada)	36,000	769,898
Fortescue Metals Group Ltd. (Australia)	261,042	1,078,144
Franco-Nevada Corp. (Canada)	67,200	3,857,364
Freeport-McMoRan Copper & Gold, Inc.	384,490	14,033,885
Fresnillo PLC (Mexico)	155,225	2,332,641
Glencore Xstrata PLC (Switzerland)	803,050	4,475,150
Goldcorp, Inc. (Canada)	142,800	3,985,548
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	411,800	1,374,095
Haynes International, Inc.	13,700	775,283
Hindalco Industries Ltd. (India)	168,502	459,861
Hitachi Metals Ltd. (Japan)	48,000	731,839
Iluka Resources Ltd. (Australia)	113,524	872,311
JFE Holdings, Inc. (Japan)	7,000	144,789
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	136,000	215,332
Korea Zinc Co. Ltd. (South Korea)	1,943	761,873
Lonmin PLC (United Kingdom)*	35,682	144,849
Mitsubishi Materials Corp. (Japan)	65,000	228,035
MMC Norilsk Nickel OJSC (Russia), ADR	87,405	1,740,234
Nippon Steel & Sumitomo Metal Corp. (Japan)	483,000	1,547,296
Nucor Corp.	133,700	6,584,725
Orocobre Ltd. (Australia)*	100,995	215,404
Osisko Gold Royalties Ltd. (Canada)*	37,940	570,673
Petra Diamonds Ltd. (United Kingdom)*	706,885	2,277,972
Platinum Group Metals Ltd. (Canada)*	841,300	1,001,313
POSCO (South Korea)	3,519	1,051,567
Randgold Resources Ltd. (United Kingdom)	33,319	2,805,708
Rio Tinto Ltd. (Australia)	158,853	8,911,661
Rio Tinto PLC (United Kingdom)	92,224	4,979,542
Royal Gold, Inc.	13,000	989,560
Sandstorm Gold Ltd. (Canada)*	150,096	1,042,324
Sesa Goa Ltd. (India)	87,818	428,227
Silver Wheaton Corp. (Canada)	88,800	2,332,776
Southern Copper Corp.	57,960	1,760,245
SSAB AB (Sweden) (Class A Stock)*	561,697	5,208,758
Steel Dynamics, Inc.	57,000	1,023,150
Stillwater Mining Co.*(a)	75,390	1,323,095
Tahoe Resources, Inc. (Canada)*	43,700	1,144,256
ThyssenKrupp AG (Germany)*	44,836	1,304,573
UACJ Corp. (Japan)	117,000	440,154
United States Steel Corp.	8,700	226,548

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
US Silica Holdings, Inc.	18,300	$1,014,552
Usinas Siderurgicas de Minas Gerais SA (Brazil)*	183,000	568,174
Vale SA (Brazil), ADR(a)	146,900	1,943,487
Worthington Industries, Inc.	18,200	783,328
Yamana Gold, Inc. (Canada)	33,724	277,492

		148,681,704

Multiline Retail — 0.4%
Dollar General Corp.*	59,000	3,384,240
Dollar Tree, Inc.*	181,700	9,895,382
Kohl’s Corp.	153,100	8,065,308
Lojas Renner SA (Brazil)	155,400	4,980,959
Macy’s, Inc.	127,700	7,409,154
Marks & Spencer Group PLC (United Kingdom)	1,143,889	8,320,955
Target Corp.	123,700	7,168,415

		49,224,413

Multi-Utilities — 0.8%
CenterPoint Energy, Inc.	329,600	8,417,984
CMS Energy Corp.	224,400	6,990,060
E.ON SE (Germany)	480,609	9,908,027
GDF Suez (France)	440,238	12,129,244
MDU Resources Group, Inc.	40,900	1,435,590
National Grid PLC (United Kingdom)	960,509	13,828,195
NiSource, Inc.	375,900	14,787,906
PG&E Corp.	378,100	18,156,362

		85,653,368

Oil & Gas Exploration & Production
Eclipse Resources Corp.*	4,300	108,059
Parsley Energy, Inc.*	13,200	317,724

		425,783

Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp.	233,460	25,556,866
Anglo Pacific Group PLC (United Kingdom)	78,872	236,216
Apache Corp.	229,800	23,122,476
ARC Resources Ltd. (Canada)	6,500	197,915
Athlon Energy, Inc.*	19,300	920,610
Beach Energy Ltd. (Australia)	2,795,096	4,425,471
Canadian Natural Resources Ltd. (Canada)	16,200	743,742
Chesapeake Energy Corp.(a)	127,600	3,965,808
Chevron Corp.	315,022	41,126,122
Cimarex Energy Co.	79,221	11,365,045
Cloud Peak Energy, Inc.*	22,000	405,240
Concho Resources, Inc.*	85,900	12,412,550
ConocoPhillips*	109,700	9,404,581
CONSOL Energy, Inc.	56,100	2,584,527
Contango Oil & Gas Co.*	4,700	198,857
Continental Resources, Inc.*(a)	18,800	2,971,152
Delek US Holdings, Inc.	26,600	750,918
Diamondback Energy, Inc.*(a)	20,400	1,811,520
Dragon Oil PLC (United Arab Emirates)	18,342	192,317
Energy XXI Bermuda Ltd.(a)	51,300	1,212,219
Eni SpA (Italy)	407,767	11,152,297
EOG Resources, Inc.	9,800	1,145,228
EQT Corp.	119,000	12,721,100
Exxon Mobil Corp.	925,212	93,150,344
Hess Corp.	217,800	21,538,242

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Hollyfrontier Corp.	26,960	$1,177,882
Laredo Petroleum, Inc.*(a)	14,400	446,112
Matador Resources Co.*	13,700	401,136
Murphy Oil Corp.	73,400	4,879,632
Northern Oil and Gas, Inc.*(a)	97,700	1,591,533
NuVista Energy Ltd. (Canada)*	12,100	135,509
Oasis Petroleum, Inc.*	45,300	2,531,817
Occidental Petroleum Corp.	118,100	12,120,603
Ophir Energy PLC (United Kingdom)*	107,152	403,984
PDC Energy, Inc.*	6,700	423,105
Petroleo Brasileiro SA (Brazil) (PRFC), ADR(a)	254,500	3,980,380
Phillips 66	237,750	19,122,233
Pioneer Natural Resources Co.	87,900	20,200,299
Premier Oil PLC (United Kingdom)	92,668	529,056
Range Resources Corp.	160,600	13,964,170
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	388,500	33,803,385
Royal Dutch Shell PLC (Netherlands), ADR	212,900	17,536,573
Salamander Energy PLC (United Kingdom)*	192,268	460,664
Santos Ltd. (Australia)	61,357	825,413
SM Energy Co.	28,900	2,430,490
Spectra Energy Corp.	255,300	10,845,144
Statoil ASA (Norway)	635,972	19,549,052
Talisman Energy, Inc. (Canada) (NYSE)	408,000	4,324,800
Talisman Energy, Inc. (Canada) (XTSE)	52,000	549,702
Tullow Oil PLC (United Kingdom)	20,628	300,935
Valero Energy Corp.	104,700	5,245,470
WPX Energy, Inc.*	269,100	6,434,181

		467,524,623

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	18,562	1,145,647
International Paper Co.	205,700	10,381,679
KapStone Paper and Packaging Corp.*	9,200	304,796
Schweitzer-Mauduit International, Inc.	4,500	196,470
West Fraser Timber Co. Ltd. (Canada)	2,800	135,690

		12,164,282

Personal Products — 0.3%
Avon Products, Inc.	644,700	9,419,067
Estee Lauder Cos., Inc. (The) (Class A Stock)	126,400	9,386,464
L’Oreal SA (France)	82,556	14,214,419

		33,019,950

Pharmaceuticals — 3.4%
AbbVie, Inc.	522,800	29,506,832
Actavis PLC*(a)	68,000	15,167,400
Allergan, Inc.	117,800	19,934,116
Astellas Pharma, Inc. (Japan)	1,020,200	13,416,208
Bayer AG (Germany)	241,437	34,060,300
Bristol-Myers Squibb Co.	302,900	14,693,679
GlaxoSmithKline PLC (United Kingdom), ADR(a)	512,300	27,397,804
Johnson & Johnson	559,746	58,560,627
Medicines Co. (The)*	17,000	494,020
Merck & Co., Inc.	782,289	45,255,419
Novartis AG (Switzerland)	360,070	32,607,359
Novartis AG (Switzerland), ADR(a)	104,900	9,496,597

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Pacira Pharmaceuticals, Inc.*	9,500	$872,670
Perrigo Co. PLC	58,700	8,556,112
Pfizer, Inc.	810,274	24,048,932
Roche Holding AG (Switzerland)	73,396	21,868,844
Takeda Pharmaceutical Co. Ltd. (Japan)	209,700	9,732,753
Zoetis, Inc.	191,600	6,182,932

		371,852,604

Professional Services — 0.1%
Advisory Board Co. (The)*(a)	15,260	790,468
Corporate Executive Board Co. (The)	14,500	989,190
ManpowerGroup, Inc.	23,200	1,968,520
Navigant Consulting, Inc.*	30,000	523,500
Verisk Analytics, Inc. (Class A Stock)*	23,900	1,434,478

		5,706,156

Real Estate Investment Trusts (REITs) — 1.9%
Acadia Realty Trust	24,600	691,014
Alexandria Real Estate Equities, Inc.	16,700	1,296,588
American Campus Communities, Inc.	23,000	879,520
American Tower Corp.	175,735	15,812,635
AvalonBay Communities, Inc.	118,700	16,877,953
Boston Properties, Inc.	25,000	2,954,500
Brookfield Canada Office Properties (Canada)	47,400	1,223,813
Camden Property Trust	37,300	2,653,895
Canadian Real Estate Investment Trust (Canada)	15,100	650,812
CapitaMall Trust (Singapore)	501,000	794,118
CBL & Associates Properties, Inc.	54,200	1,029,800
CFS Retail Property Trust Group (Australia)	559,580	1,076,089
Charter Hall Retail REIT (Australia)	270,834	990,618
Concentradora Fibra Danhos SA de CV (Mexico)(a)	214,200	577,375
DCT Industrial Trust, Inc.	132,300	1,086,183
Derwent London PLC (United Kingdom)	18,386	842,109
Digital Realty Trust, Inc.(a)	23,300	1,358,856
Douglas Emmett, Inc.	94,500	2,666,790
Duke Realty Corp.	57,000	1,035,120
EastGroup Properties, Inc.	26,000	1,669,980
Equity One, Inc.	15,400	363,286
Equity Residential	48,400	3,049,200
Essex Property Trust, Inc.	19,209	3,551,936
Federal Realty Investment Trust	89,800	10,858,616
Frontier Real Estate Investment Corp. (Japan)	60	326,392
Gecina SA (France)	7,158	1,042,952
General Growth Properties, Inc.	287,800	6,780,568
GLP J-Reit (Japan)	475	532,426
Goodman Group (Australia)	65,825	313,392
Great Portland Estates PLC (United Kingdom)	41,757	459,991
Hammerson PLC (United Kingdom)	67,704	671,808
Hatteras Financial Corp.	47,000	931,070
Healthcare Realty Trust, Inc.	34,300	871,906
Highwoods Properties, Inc.(a)	25,100	1,052,945
Host Hotels & Resorts, Inc.(a)	57,200	1,258,972
Kilroy Realty Corp.	32,700	2,036,556
Kimco Realty Corp.	106,300	2,442,774

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Land Securities Group PLC (United Kingdom)	42,862	$759,489
LaSalle Hotel Properties(a)	30,900	1,090,461
Macerich Co. (The)	52,400	3,497,700
Mapletree Industrial Trust (Singapore)	776,000	890,549
Nippon Accommodations Fund, Inc. (Japan)	328	1,244,077
Nippon Prologis REIT, Inc. (Japan)	225	524,731
Pebblebrook Hotel Trust	23,800	879,648
Plum Creek Timber Co., Inc.	20,000	902,000
Post Properties, Inc.	4,200	224,532
Potlatch Corp.	18,560	768,384
ProLogis, Inc.	98,000	4,026,820
PS Business Parks, Inc.	8,300	692,967
Public Storage	43,258	7,412,258
Redwood Trust, Inc.(a)	44,800	872,256
Regency Centers Corp.	67,200	3,741,696
RLJ Lodging Trust	14,530	419,772
Saul Centers, Inc.	7,300	354,780
Scentre Group (Australia)*	2,645,653	7,983,111
Shaftesbury PLC (United Kingdom)	99,562	1,116,826
Simon Property Group, Inc.	180,261	29,973,799
SL Green Realty Corp.	67,118	7,343,380
Stockland (Australia)	186,320	681,459
Strategic Hotels & Resorts, Inc.*	72,200	845,462
Taubman Centers, Inc.	28,400	2,153,004
Terreno Realty Corp.	31,000	599,230
Unibail-Rodamco SE (France)	30,061	8,748,066
Urstadt Biddle Properties, Inc. (Class A Stock)	3,900	81,432
Vornado Realty Trust	151,400	16,158,922
Washington Real Estate Investment Trust	23,200	602,736
Weingarten Realty Investors(a)	73,930	2,427,861
Weyerhaeuser Co.	229,846	7,605,604

		207,335,570

Real Estate Management & Development — 0.3%
Agile Property Holdings Ltd. (China)	4,274,000	3,011,741
Alexander & Baldwin, Inc.	18,000	746,100
Aliansce Shopping Centers SA (Brazil)	21,700	173,345
BR Malls Participacoes SA (Brazil)	28,700	244,200
Deutsche Euroshop AG (Germany)	8,535	421,924
Forest City Enterprises, Inc. (Class A Stock)*	25,600	508,672
Global Logistic Properties Ltd. (Singapore)	304,000	658,841
Goldcrest Co. Ltd. (Japan)	39,640	871,319
Hang Lung Properties Ltd. (Hong Kong)	360,000	1,110,180
Hongkong Land Holdings Ltd. (Hong Kong)	163,000	1,087,210
Howard Hughes Corp. (The)*	10,100	1,594,083
Hufvudstaden AB (Sweden) (Class A Stock)	46,478	652,022
Hysan Development Co. Ltd. (Hong Kong)	45,000	210,764
Iguatemi Empresa de Shopping Centers SA (Brazil)	21,300	213,819
Inmobiliaria Colonial SA (Spain)*	180,012	143,291
Kerry Properties Ltd. (Hong Kong)	1,202,500	4,203,206
Mitsubishi Estate Co. Ltd. (Japan)	82,000	2,025,852
Mitsui Fudosan Co. Ltd. (Japan)	178,000	6,007,370
PSP Swiss Property AG (Switzerland)*	11,018	1,036,167
St. Joe Co. (The)*(a)	61,100	1,553,773
Sun Hung Kai Properties Ltd. (Hong Kong)	86,000	1,180,093

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Wharf Holdings Ltd. (Hong Kong)	103,000	$741,684

		28,395,656

Road & Rail — 0.1%
Central Japan Railway Co. (Japan)	95,600	13,646,732
J.B. Hunt Transport Services, Inc.	8,700	641,886

		14,288,618

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Energy Industries, Inc.*(a)	50,200	966,350
Altera Corp.	261,600	9,093,216
Applied Materials, Inc.	1,090,000	24,579,500
ASML Holding NV (Netherlands) (SGMX)	81,417	7,593,062
ASML Holding NV (Netherlands) (XNGS)	62,000	5,782,740
Atmel Corp.*	634,200	5,942,454
Avago Technologies Ltd.	140,900	10,154,663
Broadcom Corp. (Class A Stock)	379,280	14,078,874
BTU International, Inc.*	3,090	10,104
Cree, Inc.*(a)	15,000	749,250
CyberOptics Corp.*	9,400	75,106
Diodes, Inc.*	21,900	634,224
Lam Research Corp.	272,000	18,381,760
Maxim Integrated Products, Inc.	21,000	710,010
ON Semiconductor Corp.*	184,310	1,684,593
Samsung Electronics Co. Ltd. (South Korea)	6,661	8,698,930
Semtech Corp.*	41,610	1,088,102
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,793,749	11,821,877
Tokyo Electron Ltd. (Japan)	72,300	4,927,558

		126,972,373

Software — 1.7%
Autodesk, Inc.*	378,000	21,311,640
Cadence Design Systems, Inc.*(a)	54,800	958,452
Citrix Systems, Inc.*(a)	238,300	14,905,665
CommVault Systems, Inc.*	25,900	1,273,503
Computer Modelling Group Ltd. (Canada)	5,000	138,794
Concur Technologies, Inc.*(a)	14,100	1,316,094
FactSet Research Systems, Inc.	12,100	1,455,388
FleetMatics Group PLC*	25,400	821,436
Guidewire Software, Inc.*	16,600	674,956
Informatica Corp.*	31,000	1,105,150
Microsoft Corp.	1,898,000	79,146,600
Nintendo Co. Ltd. (Japan)	7,000	840,611
Oracle Corp.	556,600	22,558,998
Proofpoint, Inc.*	32,100	1,202,466
Red Hat, Inc.*	471,580	26,064,227
ServiceNow, Inc.*	14,000	867,440
TIBCO Software, Inc.*	41,500	837,055
VMware, Inc. (Class A Stock)*(a)	66,800	6,466,908

		181,945,383

Specialty Retail — 0.9%
Advance Auto Parts, Inc.(a)	9,600	1,295,232
American Eagle Outfitters, Inc.	76,800	861,696
AutoZone, Inc.*(a)	11,400	6,113,136
CarMax, Inc.*(a)	331,600	17,246,516
Chico’s FAS, Inc.	59,500	1,009,120
Dick’s Sporting Goods, Inc.	22,300	1,038,288
DSW, Inc. (Class A Stock)	13,900	388,366

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Five Below, Inc.*(a)	17,600	$702,416
Hibbett Sports, Inc.*	6,800	368,356
Home Depot, Inc. (The)	251,600	20,369,536
Kingfisher PLC (United Kingdom)	1,166,452	7,160,694
L Brands, Inc.	174,400	10,230,304
Lowe’s Cos., Inc.	227,500	10,917,725
Lumber Liquidators Holdings, Inc.*(a)	8,500	645,575
Monro Muffler Brake, Inc.(a)	14,800	787,212
Ross Stores, Inc.	165,700	10,957,741
Tractor Supply Co.	10,400	628,160
World Duty Free SpA (Italy)*	418,995	5,101,959
Zhongsheng Group Holdings Ltd. (China)	2,076,500	2,706,374

		98,528,406

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	1,520,400	141,290,772
Canon, Inc. (Japan)	165,550	5,410,505
SanDisk Corp.	56,000	5,848,080
Wacom Co. Ltd. (Japan)	439,700	2,509,550
Western Digital Corp.	190,700	17,601,610

		172,660,517

Textiles, Apparel & Luxury Goods — 0.5%
Cie Financiere Richemont SA (Switzerland)	134,321	14,075,401
Culp, Inc.	51,600	898,356
Deckers Outdoor Corp.*(a)	11,500	992,795
Hanesbrands, Inc.	70,300	6,920,332
Kering (France)	65,076	14,275,793
NIKE, Inc. (Class B Stock)	234,800	18,208,740
PVH Corp.	23,700	2,763,420
Quiksilver, Inc.*	130,100	465,758
Tumi Holdings, Inc.*(a)	45,900	923,967

		59,524,562

Thrifts & Mortgage Finance
Capitol Federal Financial, Inc.	137,400	1,670,784
Essa Bancorp, Inc.	50,900	566,517
First Defiance Financial Corp.	25,872	742,526
Louisiana Bancorp, Inc.	28,635	568,691
Nationstar Mortgage Holdings, Inc.*(a)	22,000	798,600
Pennymac Financial Services, Inc. (Class A Stock)*	13,100	198,989

		4,546,107

Tobacco — 0.5%
Altria Group, Inc.	101,600	4,261,104
Philip Morris International, Inc.	555,500	46,834,205

		51,095,309

Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	15,500	786,315
Fastenal Co.(a)	61,400	3,038,686
Mitsubishi Corp. (Japan)	459,100	9,555,902
Mitsui & Co. Ltd. (Japan)	548,100	8,786,940
W.W. Grainger, Inc.(a)	34,900	8,874,023

		31,041,866

Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	364,300	7,559,225
Crown Castle International Corp.	164,900	12,245,474

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services (continued)
SBA Communications Corp. (Class A Stock)*	16,700	$1,708,410
Softbank Corp. (Japan)	116,900	8,711,736
T-Mobile US, Inc.*	252,700	8,495,774
Vodafone Group PLC (United Kingdom), ADR	436,304	14,568,191

		53,288,810

TOTAL COMMON STOCKS (cost $4,772,801,233)		6,075,655,485

PREFERRED STOCKS — 0.2%
Aerospace & Defense
Rolls-Royce Holdings PLC (United Kingdom) (PRFCC)*	78,999,700	135,199

Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)	85,718	22,450,974

Consumer Finance
Ally Financial, Inc., 144A, 7.000%	725	730,460

Metals & Mining
Arcelormittal (Luxembourg), 6.000%	28,952	651,130
Bradespar SA (Brazil) (PRFC)	49,500	453,666
Vale SA (Brazil) (PRFC)	15,000	178,500

		1,283,296

Oil, Gas & Consumable Fuels
Penn Virginia Corp., 144A, 6.000%*	2,900	346,869

Real Estate Investment Trusts (REITs)
American Tower Corp., 5.250%*(a)	25,438	2,706,603

Wireless Telecommunication Services
Crown Castle International Corp., 4.500%	8,900	907,088

TOTAL PREFERRED STOCKS (cost $22,730,108)		28,560,489

RIGHTS*	Units
Real Estate Management & Development
Sun Hung Kai Properties Ltd. (Hong Kong), expiring 04/22/16 (cost $0)	7,166	9,357

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.8%
Non-Residential Mortgage-Backed Securities — 1.7%
Ally Auto Receivables Trust 2012-A,
Series 2012-A, Class D, 144A
3.150%	10/15/18	1,410	1,455,491
Ally Master Owner Trust,
Series 2012-5, Class A
1.540%	09/15/19	3,765	3,766,498
Series 2014-1, Class A2
1.290%	01/15/19	3,165	3,170,494

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
American Express Credit Account Master Trust,
Series 2012-5, Class C, 144A
1.070%	05/15/18	700	$703,595
Series 2013-1, Class A
0.572%(c)	02/16/21	2,440	2,446,854
AmeriCredit Automobile Receivables Trust,
Series 2012-1, Class A3
1.230%	09/08/16	195	194,937
Series 2012-5, Class C
1.690%	11/08/18	710	717,069
Series 2013-2, Class D
2.420%	05/08/19	5,835	5,900,037
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A
1.920%	09/20/19	3,860	3,857,931
Series 2013-2A, Class A, 144A
2.970%	02/20/20	2,150	2,221,419
Series 2014-1A, Class A, 144A
2.460%	07/20/20	6,350	6,395,523
Cabela’s Master Credit Card Trust,
Series 2012-1A, Class A1, 144A
1.630%	02/18/20	2,438	2,471,054
Capital Auto Receivables Asset Trust,
Series 2013-1, Class B
1.290%	04/20/18	230	230,820
Series 2013-1, Class C
1.740%	10/22/18	240	240,434
Series 2013-3, Class A3
1.310%	12/20/17	2,570	2,591,542
Series 2013-4, Class A3
1.090%	03/20/18	5,895	5,914,306
Capital Auto Receivables Asset Trust 2014-1,
Series 2014-1, Class C
2.840%	04/22/19	595	607,324
Capital Auto Receivables Asset Trust 2014-2,
Series 2014-2, Class A4
1.620%	10/22/18	5,765	5,793,323
CarMax Auto Owner Trust,
Series 2012-1, Class A4
1.250%	06/15/17	1,565	1,579,281
Series 2012-3, Class D
2.290%	04/15/19	995	1,011,301
Series 2013-2, Class C
1.610%	03/15/19	1,225	1,227,815
Series 2013-3, Class A3
0.970%	04/16/18	2,240	2,252,114
Series 2014-1, Class B
1.690%	08/15/19	495	494,615
Series 2014-1, Class C
1.930%	11/15/19	705	705,477
CCG Receivables Trust 2014-1,
Series 2014-1, Class A2, 144A
1.060%	11/15/21	2,630	2,632,036
Chase Issuance Trust,
Series 2013-A8, Class A8
1.010%	10/15/18	2,980	2,989,080
Series 2014-A5, Class A5
0.521%(c)	04/15/21	4,030	4,032,845

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
CIT Equipment Collateral,
Series 2012-VT1, Class A3, 144A
1.100%	08/22/16	227	$226,951
Citibank Credit Card Issuance Trust,
Series 2013-A2, Class A2
0.434%(c)	05/24/18	5,845	5,846,789
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2, 144A
4.474%	03/20/43	7,266	7,463,178
CNH Equipment Trust,
Series 2010-C, Class A4
1.750%	05/16/16	940	944,041
Series 2012-D, Class B
1.270%	05/15/20	2,075	2,077,411
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A, 144A
0.752%(c)	08/15/19	3,025	3,033,428
Diamond Resorts Owner Trust,
Series 2013-2, Class A, 144A
2.270%	05/20/26	2,986	3,004,509
Domino’s Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	6,266	6,733,723
Enterprise Fleet Financing LLC,
Series 2013-2, Class A2, 144A
1.060%	03/20/19	2,704	2,715,820
Series 2014-1, Class A2, 144A
0.870%	09/20/19	2,085	2,084,990
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18	1,215	1,214,858
Ford Credit Auto Lease Trust,
Series 2012-B, Class B, 144A
1.100%	12/15/15	505	506,920
Series 2012-B, Class C, 144A
1.500%	03/15/17	625	628,403
Ford Credit Auto Owner Trust,
Series 2013-B, Class C
1.320%	01/15/19	2,670	2,690,348
Ford Credit Auto Owner Trust/Ford Credit 2014-REV1,
Series 2014-1, Class A, 144A
2.260%	11/15/25	2,430	2,451,787
Ford Credit Floorplan Master Owner Trust,
Series 2012-2, Class A
1.920%	01/15/19	1,945	1,983,830
Series 2012-5, Class A
1.490%	09/15/19	3,695	3,697,934
Series 2013-1, Class C
1.370%	01/15/18	880	884,799
Series 2013-1, Class D
1.820%	01/15/18	380	382,841
GE Capital Credit Card Master Note Trust,
Series 2009-4, Class C, 144A
7.820%	11/15/17	775	795,741
Series 2012-2, Class A
2.220%	01/15/22	2,515	2,519,462
Series 2012-6, Class B
1.830%	08/17/20	4,900	4,898,329

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
GE Equipment Small Ticket LLC,
Series 2013-1A, Class A3, 144A
1.020%	02/24/17	3,800	$3,825,129
GreatAmerica Leasing Receivables,
Series 2014-1, Class A3, 144A
0.890%	07/15/17	2,635	2,638,958
Hilton Grand Vacations Trust 2014-A,
Series 2014-AA, Class A, 144A
1.770%	11/25/26	3,745	3,746,861
Honda Auto Receivables 2013-4 Owner Trust,
Series 2013-4, Class A4
1.040%	02/18/20	1,915	1,918,294
Huntington Auto Trust,
Series 2011-1A, Class B, 144A
1.840%	01/17/17	120	121,624
Series 2011-1A, Class C, 144A
2.530%	03/15/17	575	586,001
Series 2012-1, Class A4
1.180%	06/15/17	2,465	2,485,270
Hyundai Auto Receivables Trust,
Series 2012-A, Class A4
0.950%	12/15/16	2,425	2,435,600
Invitation Homes 2013-SFR1 Trust,
Series 2013-SFR1, Class A, 144A
1.400%(c)	12/17/30	1,056	1,060,829
Invitation Homes Trust,
Series 2014-SFR1, Class A, 144A
1.151%(c)	06/17/31	2,790	2,794,274
Kubota Credit Owner Trust 2014-1,
Series 2014-1A, Class A4, 144A
1.670%	07/15/20	1,865	1,862,329
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Class A4
0.720%	12/17/18	1,915	1,918,246
Series 2013-B, Class A4
0.760%	07/15/19	2,910	2,917,162
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, 144A
1.590%	02/08/22	2,850	2,851,000
MVW Owner Trust,
Series 2013-1A, Class A, 144A
2.150%	04/22/30	634	639,413
Navistar Financial Dealer Note Master Trust,
Series 2013-2, Class A, 144A
0.830%(c)	09/25/18	2,940	2,948,455
Nissan Auto Lease Trust 2013-B,
Series 2013-B, Class A3
0.750%	06/15/16	1,295	1,299,496
Nissan Auto Receivables Owner Trust,
Series 2013-B, Class A3
0.840%	11/15/17	1,960	1,968,655
Nordstrom Credit Card Master Note Trust II,
Series 2011-1A, Class A, 144A
2.280%	11/15/19	3,890	3,980,645
Sierra Receivables Funding Co. LLC,
Series 2014-1A, Class A, 144A
2.070%	03/20/30	3,693	3,699,411

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Sierra Timeshare 2013-1 Receivables Funding LLC,
Series 2013-1A, Class A, 144A
1.590%	11/20/29	1,147	$1,152,226
Sierra Timeshare 2013-2 Receivables Funding LLC,
Series 2013-2A, Class A, 144A
2.280%	11/20/25	1,899	1,924,396
Sierra Timeshare 2013-3 Receivables Funding LLC,
Series 2013-3A, Class A, 144A
2.200%	10/20/30	2,366	2,378,519
SMART Trust (Australia),
Series 2012-2USA, Class A4A, 144A
2.060%	03/14/18	5,785	5,909,500
Series 2012-4US, Class A4A
1.250%	08/14/18	995	996,464
Series 2013-1US, Class A4A
1.050%	10/14/18	490	489,688
Series 2013-2US, Class A4A
1.180%	02/14/19	660	658,416
Series 2014-1US, Class A4A
1.680%	12/14/19	2,685	2,689,878
Wheels SPV LLC,
Series 2012-1, Class A3, 144A
1.530%	03/20/21	625	631,464
World Omni Auto Receivables Trust,
Series 2011-B, Class A3
0.960%	08/15/16	646	647,065
Series 2012-A, Class B
1.490%	05/15/19	2,415	2,438,145

			188,002,720

Residential Mortgage-Backed Securities — 0.1%
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	12	11,833
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.757%(c)	01/25/34	525	491,293
GSAA Home Equity Trust,
Series 2005-8, Class A3
0.582%(c)	06/25/35	4,262	4,073,502
Series 2005-MTR1, Class A4
0.522%(c)	10/25/35	2,590	2,471,523
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%(c)	08/25/36	334	345,484

			7,393,635

TOTAL ASSET-BACKED SECURITIES (cost $193,756,194)			195,396,355

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
Banc of America Commercial Mortgage Trust,
Series 2006-5, Class AM
5.448%	09/10/47	8,830	9,494,087
Series 2007-1, Class AAB
5.422%	01/15/49	1,423	1,423,911
Series 2007-4, Class A4
5.948%(c)	02/10/51	1,546	1,721,652

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-4, Class AM
6.015%(c)	02/10/51	3,315	$3,710,539
Series 2007-5, Class A4
5.492%	02/10/51	5,363	5,848,087
Series 2008-1, Class A4
6.418%(c)	02/10/51	5,765	6,547,270
Banc of America Commercial Mortgage Trust 2006-3,
Series 2006-3, Class AM
6.043%(c)	07/10/44	2,615	2,775,302
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.898%(c)	09/11/38	300	323,025
Series 2007-PW17, Class A4
5.694%(c)	06/11/50	5,370	5,976,976
Citigroup Commercial Mortgage Trust 2014-GC21,
Series 2014-GC21, Class AS
4.026%	05/10/47	6,630	6,878,194
COBALT CMBS Commercial Mortgage Trust 2007-C3,
Series 2007-C3, Class AM
5.965%(c)	05/15/46	1,025	1,129,970
COMM 2006-C7 Mortgage Trust,
Series 2006-C7, Class AM
5.970%(c)	06/10/46	1,285	1,381,664
COMM Mortgage Trust,
Series 2014-CR15, Class C
4.769%(c)	02/10/47	2,070	2,194,908
Series 2014-TWC, Class A, 144A
1.002%(c)	02/13/32	1,950	1,952,607
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46	4,480	4,827,442
Series 2007-C9, Class A4
5.986%(c)	12/10/49	3,985	4,461,542
Series 2012-CR3, Class A3
2.822%	10/15/45	950	935,434
Series 2013-CR13, Class C
4.757%(c)	10/10/46	2,340	2,470,794
Series 2014-UBS2, Class C
4.983%(c)	03/10/47	2,270	2,423,550
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	3,520	3,791,589
Series 2007-GG9, Class AMFX
5.475%	03/10/39	5,160	5,558,192
Credit Suisse Commercial Mortgage Trust,
Series 2008-C1, Class A3
6.175%(c)	02/15/41	1,000	1,120,393
Credit Suisse Mortgage Trust,
2014-Ice, Class A, 144A
1.050%(c)	04/15/16	1,065	1,065,825
GMAC Commercial Mortgage Securities, Inc. Series 2006-C1 Trust,
Series 2006-C1, Class AM
5.290%(c)	11/10/45	2,225	2,336,239
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569%	08/10/42	7	6,656
Series 2006-GG7, Class A4
6.015%(c)	07/10/38	1,724	1,855,262

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities,
Series 2014-GS20, Class B
4.529%	04/10/47	1,770	$1,858,558
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	1,815	1,917,602
Series 2012-GCJ9, Class A3
2.773%	11/10/45	1,910	1,869,709
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	33	33,419
Series 2006-CB15, Class A4
5.814%(c)	06/12/43	1,251	1,347,044
Series 2006-LDP9, Class A3
5.336%	05/15/47	4,630	5,022,698
Series 2007-C1, Class A4
5.716%	02/15/51	2,945	3,242,925
Series 2007-CB18, Class A4
5.440%	06/12/47	6,466	7,052,783
Series 2007-CB19, Class A4
5.895%(c)	02/12/49	6,920	7,633,009
Series 2007-CB20, Class A4
5.794%(c)	02/12/51	1,685	1,869,491
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	5,038	5,580,683
Series 2012-C8, Class A3
2.829%	10/15/45	2,455	2,423,254
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class AJ
5.480%(c)	05/15/45	545	581,330
Series 2007-CB19, Class AM
5.892%(c)	02/12/49	7,570	8,243,306
Series 2007-LD12, Class AM
6.218%(c)	02/15/51	3,690	4,139,604
Series 2013-LC11, Class A5
2.960%	04/15/46	2,530	2,496,596
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.866%(c)	06/15/38	2,352	2,538,931
Series 2006-C7, Class A3
5.347%	11/15/38	861	938,016
Series 2007-C2, Class AM
5.493%(c)	02/15/40	2,845	3,057,556
Series 2007-C6, Class AM
6.114%(c)	07/15/40	2,710	3,011,837
Series 2008-C1, Class AM
6.320%(c)	04/15/41	1,490	1,695,173
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%(c)	08/12/43	1,310	1,420,643
Series 2007-C1, Class A4
6.032%(c)	06/12/50	2,580	2,882,389
Series 2008-C1, Class A4
5.690%	02/12/51	7,898	8,832,271
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class B
4.565%(c)	04/15/47	1,070	1,130,314

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust 2007-HQ11,
Series 2007-HQ11, Class AJ
5.508%(c)	02/12/44	2,440	$2,588,806
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45	2,108	2,238,511
Series 2007-C34, Class A3
5.678%	05/15/46	3,430	3,796,276
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4
3.001%	05/15/45	3,150	3,105,673
Series 2014-C19, Class AS
4.271%	03/15/47	2,775	2,934,130
Series 2014-C19, Class B
4.723%(c)	03/15/47	680	728,076

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $178,577,626)			178,421,723

CORPORATE OBLIGATIONS — 12.2%
Aerospace & Defense
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20	375	401,250
Ducommun, Inc.,
Gtd. Notes
9.750%	07/15/18	525	584,225
Esterline Technologies Corp.,
Gtd. Notes
7.000%	08/01/20	125	133,750
Textron, Inc.,
Sr. Unsec’d. Notes
4.300%	03/01/24	1,885	1,951,980
TransDigm, Inc.,
Gtd. Notes, 144A
6.500%	07/15/24	425	442,531

			3,513,736

Airlines — 0.2%
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19	425	431,906
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.000%	07/15/25	2,870	2,923,895
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
5.625%	01/15/21	136	140,656
American Airlines 2013-2 Class A Pass-Through Trust,
Equipment Trust, 144A
4.950%	01/15/23	5,099	5,520,159
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.000%	07/08/16	325	367,804
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	11/10/19	225	263,241
Continental Airlines 2009-2 Class B Pass-Through Trust,
Pass-Through Certificates(g)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Airlines (continued)
9.250%	05/10/17	14	$15,496
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	01/12/21(a)	237	256,161
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	04/11/24(a)	2,966	3,099,927
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	05/23/19(a)	337	367,518
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	04/15/19	134	147,215
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17	1,880	2,049,790
United Continental Holdings, Inc.,
Gtd. Notes
6.000%	12/01/20(a)	825	862,125
6.000%	07/15/26	2,100	2,047,500
6.000%	07/15/28	225	216,563
6.375%	06/01/18(a)	625	675,000
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	06/03/25(a)	2,256	2,374,382
US Airways 2012-2 Class B Pass-Through Trust,
Pass-Through Certificates
6.750%	06/03/21	58	62,889
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	11/15/25(a)	2,175	2,207,625
US Airways Group, Inc.,
Gtd. Notes
6.125%	06/01/18(a)	1,575	1,663,594

			25,693,446

Auto Components
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes, 144A
4.750%	05/15/21	675	695,250
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, PIK, 144A
6.875%	08/15/18	550	579,563

			1,274,813

Auto Parts & Equipment
Lear Corp.,
Gtd. Notes
5.375%	03/15/24	1,200	1,233,000

Automobile Manufacturers
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
5.625%	02/01/23(a)	1,175	1,248,437
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21(a)	300	313,125

			1,561,562

SEE NOTES TO FINANCIAL STATEMENTS.

A325

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Automobiles — 0.1%
Affinia Group, Inc.,
Gtd. Notes
7.750%	05/01/21	125	$131,563
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19	775	841,844
8.250%	06/15/21(a)	5,300	5,989,000
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24	4,250	4,412,949
General Motors Co.,
Sr. Unsec’d. Notes, 144A
6.250%	10/02/43	575	659,813
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22(a)	1,800	1,894,500

			13,929,669

Automotive Parts & Equipment — 0.1%
Allison Transmission, Inc.,
Gtd. Notes, 144A
7.125%	05/15/19	550	588,500
American Axle & Manufacturing, Inc.,
Gtd. Notes
5.125%	02/15/19	250	262,500
6.250%	03/15/21(a)	150	161,250
6.625%	10/15/22(a)	625	684,375
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/21	825	862,125
Gajah Tunggal Tbk PT (Indonesia),
Sr. Sec’d. Notes, RegS
7.750%	02/06/18	750	765,000
Gestamp Funding Luxembourg SA (Spain),
Sr. Sec’d. Notes, 144A
5.625%	05/31/20	575	599,437
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
6.500%	03/01/21	625	678,125
8.250%	08/15/20	350	384,125
8.750%	08/15/20	125	148,125
O’Reilly Automotive, Inc.,
Gtd. Notes
3.800%	09/01/22(a)	1,995	2,040,751
4.875%	01/14/21(a)	1,870	2,045,212
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.000%	11/15/18	375	407,813

			9,627,338

Banks — 0.9%
Argentina Bonar Bonds (Argentina),
Bonds
8.750%	05/07/24	3,946	3,689,704
Banco de Credito del Peru/Panama (Peru),
Sr. Unsec’d. Notes, RegS
5.375%	09/16/20	1,000	1,096,250
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Banks (continued)
2.500%	02/20/19		2,500	$2,532,263
Sub. Notes
5.140%	10/14/20		4,655	5,098,603
BBVA Bancomer SA/Texas (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	04/10/24		8,110	8,262,063
BPCE SA (France),
Sub. Notes, 144A
5.150%	07/21/24		6,285	6,635,106
Brazil Notas do Tesouro Nacional Series B (Brazil),
Notes
14.371%	05/15/17	BRL	5,110	5,804,440
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/17		650	678,031
5.000%	08/15/22(a)		650	672,750
5.000%	08/01/23(a)		2,200	2,252,250
5.250%	03/15/18(a)		825	885,844
5.375%	05/15/20(a)		575	617,226
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19(a)		1,550	1,679,813
Credit Agricole SA/London (France),
Sr. Unsec’d. Notes, 144A
2.500%	04/15/19		6,470	6,529,647
Credit Suisse AG (Switzerland),
Sub. Notes, 144A
6.500%	08/08/23(a)		4,885	5,422,350
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24		5,095	5,090,771
GTB Finance B.V. (Niger),
Gtd. Notes, RegS
6.000%	11/08/18		600	597,000
HDFC Bank Ltd/Bahrain (India),
Sr. Unsec’d. Notes, MTN
3.000%	03/06/18		900	902,061
HSBC Holdings PLC (United Kingdom),
Sub. Notes
4.250%	03/14/24(a)		1,005	1,034,272
ICICI Bank Ltd. (India),
Jr. Sub. Notes, RegS
6.375%(c)	04/30/22		850	879,750
Sr. Unsec’d. Notes, RegS
4.800%	05/22/19		1,000	1,056,506
Intesa Sanpaolo SpA (Italy),
Bank Gtd. Notes
3.125%	01/15/16		3,760	3,864,919
Gtd. Notes, 144A
5.017%	06/26/24(a)		4,620	4,674,585
Itau Unibanco Holding SA/Cayman Island (Belize),
Sub. Notes, RegS
5.650%	03/19/22		1,235	1,276,619
Lloyds Bank PLC (United Kingdom),
Bank Gtd. Notes, 144A
6.500%	09/14/20		4,145	4,865,281
Nordea Bank AB (Sweden),
Sub. Notes, 144A
4.875%	05/13/21		6,845	7,430,425

SEE NOTES TO FINANCIAL STATEMENTS.

A326

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Banks (continued)
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes
7.000%	07/01/19	400	$406,000
Republic of Serbia (RR),
Unsec’d. Notes, RegS
5.875%	12/03/18	375	398,906
Royal Bank of Scotland PLC (The) (United Kingdom),
Bank Gtd. Notes
6.125%	01/11/21	4,575	5,381,801
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes, RegS
5.500%(c)	02/26/24	1,000	972,500
Sistema Jsfc Via Sistema International Funding SA (Luxembourg),
Sr. Unsec’d. Notes, RegS
6.950%	05/17/19	850	894,625
Synovus Financial Corp.,
Sr. Unsec’d. Notes
7.875%	02/15/19	1,700	1,946,500
Sub. Notes
5.125%	06/15/17	1,800	1,876,500
TC Ziraat Bankasi A/S (Tunisia),
Sr. Unsec’d. Notes, 144A
4.250%	07/03/19	545	542,003
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	04/20/21	1,300	1,394,250
Sr. Unsec’d. Notes, RegS
4.000%	09/13/17	1,000	1,012,250
Turkiye Halk Bankasi A/S (Tunisia),
Sr. Unsec’d. Notes, 144A
4.750%	06/04/19	2,375	2,372,863
Turkiye Is Bankasi (Turkey),
Sub. Notes, 144A
7.850%	12/10/23	350	387,625
Sub. Notes, RegS
6.000%	10/24/22	900	900,450
VTB Bank OJSC Via VTB Capital SA (Russia),
Sub. Notes, 144A
6.950%	10/17/22	400	408,000
Sub. Notes, RegS
6.950%	10/17/22	600	612,000

			103,034,802

Beverages
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
4.625%	02/15/20	1,060	1,164,108
Constellation Brands, Inc.,
Gtd. Notes
6.000%	05/01/22	475	533,187

			1,697,295

Building Products — 0.1%
Ainsworth Lumber Co. Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	12/15/17	155	163,331
Associated Materials LLC/AMH New Finance, Inc.,
Sr. Sec’d. Notes
9.125%	11/01/17(a)	1,175	1,219,063

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Building Products (continued)
Boise Cascade Co.,
Gtd. Notes
6.375%	11/01/20	1,025	$1,101,875
Builders Firstsource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21	1,050	1,123,500
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/21(a)	850	915,875
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	1,425	1,676,156
China Shanshui Cement Group Ltd. (China),
Gtd. Notes, RegS
8.500%	05/25/16	400	416,480
Euramax International, Inc.,
Sr. Sec’d. Notes
9.500%	04/01/16	800	796,000
Grupo Cementos de Chihuahua SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
8.125%	02/08/20	560	616,000
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
5.150%	09/12/23(a)	2,420	2,670,371
6.000%	12/30/19	1,572	1,821,359
Interline Brands, Inc.,
Sr. Unsec’d. Notes, PIK
10.000%	11/15/18	225	240,750
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21	700	773,500
Owens Corning,
Gtd. Notes
9.000%	06/15/19	425	534,409
Reliance Intermediate Holdings LP (Canada),
Sr. Sec’d. Notes, 144A
9.500%	12/15/19	125	135,000
USG Corp.,
Gtd. Notes, 144A
5.875%	11/01/21	200	212,000

			14,415,669

Capital Markets — 0.3%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.300%	06/28/19	730	901,895
Merrill Lynch & Co., Inc.,
Sub. Notes
6.110%	01/29/37(a)	4,635	5,347,107
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23(a)	21,620	21,993,572
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21	1,790	2,056,400
Sub. Notes
5.000%	11/24/25(a)	5,200	5,546,154
Scotiabank Peru SA (Peru),
Sub. Notes, 144A
4.500%(c)	12/13/27	650	622,375

SEE NOTES TO FINANCIAL STATEMENTS.

A327

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Capital Markets (continued)
Sub. Notes, RegS
4.500%(c)	12/13/27		350	$335,125

				36,802,628

Chemicals — 0.2%
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
6.875%	03/25/44		285	310,650
Braskem Finance Ltd. (Ivory Coast),
Gtd. Notes
6.450%	02/03/24		1,095	1,170,281
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22		1,525	1,532,625
Ciech Group Financing AB (Poland),
Sr. Sec’d. Notes, 144A
9.500%	11/30/19	EUR	425	663,426
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20(a)		490	532,673
8.550%	05/15/19		1,500	1,927,903
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd. (Russia),
Sr. Unsec’d. Notes, 144A
5.125%	12/12/17		580	584,350
Sr. Unsec’d. Notes, RegS
5.125%	12/12/17		550	554,125
Hexion US Finance Corp.,
Sr. Sec’d. Notes
6.625%	04/15/20(a)		675	715,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
Sr. Sec’d. Notes
8.875%	02/01/18(a)		1,200	1,248,000
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19		575	628,187
Ineos Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
6.125%	08/15/18(a)		850	879,750
Kerling PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
10.625%	02/01/17	EUR	425	617,108
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		5,770	6,508,422
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23(a)		850	873,375
7.375%	09/15/20		575	624,594
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.750%	02/01/21	EUR	100	146,518
Yasar Holdings SA Via Willow No. 2 (Turkey),
Sr. Unsec’d. Notes, RegS
9.625%	10/07/15		1,150	1,184,500

				20,701,987

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Clothing & Apparel
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22		450	$496,125

Commercial Banks — 0.5%
Akbank TAS (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	10/24/22		510	506,175
7.500%	02/05/18	TRY	500	218,871
Sr. Unsec’d. Notes, RegS
6.500%	03/09/18(a)		500	542,450
Banco do Estado do Rio Grande do Sul SA (Brazil),
Sub. Notes, 144A
7.375%	02/02/22		1,170	1,251,900
Sub. Notes, RegS
7.375%	02/02/22(a)		600	642,000
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22		1,550	1,559,416
Bank of Ceylon (Sri Lanka),
Sr. Unsec’d. Notes
5.325%	04/16/18		695	701,950
Bank of Georgia JSC (Georgia),
Sr. Unsec’d. Notes, 144A
7.750%	07/05/17		900	963,000
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/29/49(a)		741	689,130
BBVA Bancomer SA/Texas (Mexico),
Sub. Notes, RegS
6.500%	03/10/21		750	845,625
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, MTN
4.000%	08/07/17		590	620,155
Sr. Unsec’d. Notes, RegS
4.000%	01/14/23		875	870,187
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18		5,320	5,402,652
3.625%	01/22/23(a)		3,885	3,901,709
5.750%	01/24/22(a)		3,850	4,455,158
Sr. Unsec’d. Notes, MTN
7.500%	02/15/19(a)		10,440	12,740,517
GTB Finance B.V. (Nigeria),
Gtd. Notes, 144A
7.500%	05/19/16		400	419,520
KFW (Germany),
Gov’t. Gtd. Notes, MTN
0.500%	04/19/16(a)		3,971	3,973,502
Provident Funding Associates LP/PFG Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/21(a)		600	607,500
Sr. Unsec’d. Notes, 144A
10.125%	02/15/19		1,250	1,356,250
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.125%	02/07/22		700	746,375
Sr. Unsec’d. Notes, RegS
6.125%	02/07/22		250	266,563

SEE NOTES TO FINANCIAL STATEMENTS.

A328

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Commercial Banks (continued)
Sub. Notes, 144A
5.125%	10/29/22		1,125	$1,065,938
Sub. Notes, RegS
5.125%	10/29/22		700	663,250
Turkiye Halk Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
3.875%	02/05/20		400	378,520
4.875%	07/19/17		685	705,550
Sr. Unsec’d. Notes, RegS
3.875%	02/05/20		300	283,890
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes, MTN
1.600%	01/12/18		3,720	3,724,442

				50,102,195

Commercial Services — 0.1%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
6.375%	04/01/20		500	532,500
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
6.500%	07/15/22		550	600,875
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19		250	282,500
Europcar Groupe SA (France),
Sec’d. Notes, 144A
11.500%	05/15/17	EUR	575	904,390
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22		25	25,719
6.750%	10/01/20(a)		650	693,875
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22		275	303,875
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20		450	470,250
Jaguar Holding Co. I,
Sr. Unsec’d. Notes, PIK, 144A
9.375%	10/15/17		175	181,125
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19		525	573,563
Laureate Education, Inc.,
Gtd. Notes, 144A
9.250%	09/01/19(a)		1,450	1,493,500
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.,
Gtd. Notes
5.750%	04/15/23		925	992,063
Red de Carreteras de Occidente SAPIB de CV (Mexico),
Sr. Sec’d. Notes, 144A
9.000%	06/10/28	MXN	4,240	310,926
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18		250	265,000
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21		350	411,250

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Commercial Services (continued)
Truven Health Analytics, Inc.,
Gtd. Notes
10.625%	06/01/20		225	$246,938
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23(a)		875	938,438
Verisure Holding AB (Sweden),
Sr. Sec’d. Notes, 144A
8.750%	09/01/18	EUR	575	845,611

				10,072,398

Computer Services & Software — 0.1%
Affiliated Computer Services, Inc.,
Sr. Unsec’d. Notes
5.200%	06/01/15		390	406,233
Dell, Inc.,
Sr. Unsec’d. Notes
4.625%	04/01/21		175	171,500
5.650%	04/15/18		2,200	2,357,300
5.875%	06/15/19(a)		600	640,500
First Data Corp.,
Gtd. Notes
12.625%	01/15/21		3,375	4,155,469
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		2,150	2,327,375
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16		580	602,520
3.500%	10/01/22		1,330	1,337,746
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19(a)		425	447,313

				12,445,956

Construction & Engineering
CeramTec Group GmbH (Germany),
Gtd. Notes, 144A
8.250%	08/15/21	EUR	625	943,533

Construction Materials — 0.1%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
4.976%(c)	10/15/18(a)		350	376,250
5.283%(c)	09/30/15		375	390,000
7.250%	01/15/21		1,800	1,980,000
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	07/02/24		1,550	1,561,634
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21(a)		425	503,094

				4,810,978

Consumer Finance — 0.1%
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20(a)		450	542,250
8.000%	03/15/20		200	243,000
8.000%	11/01/31		300	383,250

SEE NOTES TO FINANCIAL STATEMENTS.

A329

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Consumer Finance (continued)
Discover Financial Services,
Sr. Unsec’d. Notes
10.250%	07/15/19		400	$514,908
Hyundai Capital America (South Korea),
Sr. Unsec’d. Notes, 144A
1.875%	08/09/16		1,040	1,055,303
2.550%	02/06/19		3,305	3,331,420
2.875%	08/09/18		1,745	1,795,478

				7,865,609

Consumer Products
Spectrum Brands, Inc.,
Gtd. Notes
6.375%	11/15/20		200	215,000
6.625%	11/15/22		175	189,438

				404,438

Consumer Products & Services — 0.1%
Brakes Capital (Ivory Coast),
Sr. Sec’d. Notes, 144A
7.125%	12/15/18	GBP	425	743,779
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
2.050%	12/01/17		3,920	3,962,689
Prestige Brands, Inc.,
Gtd. Notes
8.125%	02/01/20		200	223,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.875%	08/15/19		375	415,313
Sr. Sec’d. Notes
5.750%	10/15/20(a)		200	211,000
7.125%	04/15/19		100	104,500

				5,660,281

Containers & Packaging — 0.1%
AEP Industries, Inc.,
Sr. Unsec’d. Notes
8.250%	04/15/19		650	685,750
Ardagh Finance Holdings SA (Luxembourg),
Sr. Unsec’d. Notes, PIK, 144A
8.625%	06/15/19		450	463,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21		650	649,187
6.250%	01/31/19		200	205,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20		693	716,890
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is,
Gtd. Notes, 144A
5.625%	12/15/16(a)		525	538,125
6.000%	06/15/17(a)		300	307,500
BWAY Holding Co.,
Gtd. Notes
10.000%	06/15/18		475	500,531
Exopack Holding Corp.,
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Containers & Packaging (continued)
10.000%	06/01/18		275	$295,625
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21		325	331,500
Greif, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/19		25	28,750
Sealed Air Corp.,
Gtd. Notes, 144A
5.250%	04/01/23		600	609,000
Tekni-Plex, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	06/01/19		266	297,255

				5,628,613

Distribution / Wholesale
Matalan Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.875%	06/01/19	GBP	525	895,111

Diversified Consumer Services
President And Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37		1,310	1,245,665

Diversified Financial Services — 0.7%
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.250%	12/01/19		600	657,000
7.625%	04/15/20		700	817,250
American Capital Ltd.,
Sr. Unsec’d. Notes, 144A
6.500%	09/15/18		775	825,375
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.875%	11/30/18(a)		1,175	1,249,074
Bank of America Corp.,
Sr. Unsec’d. Notes
3.875%	03/22/17(a)		3,955	4,218,344
5.650%	05/01/18		3,700	4,194,087
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18		13,040	13,124,147
3.300%	01/11/23(a)		5,270	5,194,407
6.875%	04/25/18		510	600,847
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18		500	540,000
CNH Capital LLC,
Gtd. Notes
3.625%	04/15/18		425	434,031
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20		1,050	1,113,000
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18		650	659,750
6.750%	06/01/18		225	257,344
Grain Spectrum Funding LLC,
Sec’d. Notes, 144A
4.000%	10/10/18		3,810	3,854,055

SEE NOTES TO FINANCIAL STATEMENTS.

A330

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Diversified Financial Services (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20	1,625	$1,740,781
Jefferies LoanCore LLC/JLC Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	06/01/20	1,200	1,212,000
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.000%	08/15/17	1,925	1,957,635
4.500%	01/24/22	12,660	13,872,056
Sub. Notes
3.375%	05/01/23(a)	2,490	2,443,982
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Sr. Unsec’d. Notes
7.375%	10/01/17	375	404,063
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21(a)	1,375	1,378,437
6.500%	06/01/22	600	600,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	03/15/20	1,425	1,506,937
5.875%	03/15/22	525	560,437
Ocwen Financial Corp.,
Gtd. Notes, 144A
6.625%	05/15/19	525	542,063
Outerwall, Inc.,
Gtd. Notes
6.000%	03/15/19	2,675	2,775,313
Peninsula Gaming LLC/Peninsula Gaming Corp.,
Gtd. Notes, 144A
8.375%	02/15/18	350	374,500
Perrigo Co. Ltd.,
Gtd. Notes, 144A
2.300%	11/08/18	5,075	5,072,914
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24	400	514,000
RCI Banque SA (France),
Sr. Unsec’d. Notes, 144A
4.600%	04/12/16(a)	1,998	2,116,188
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19	257	280,130
Swire Properties MTN Financing Ltd. (Hong Kong),
Gtd. Notes, MTN
4.375%	06/18/22	600	630,911
Telecom Italia Capital SA (Italy),
Gtd. Notes
5.250%	10/01/15	765	799,425
7.175%	06/18/19	1,385	1,601,406

			78,121,889

Diversified Manufacturing
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	08/15/21(a)	750	787,500

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Diversified Telecommunication Services — 0.4%
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, MTN
6.375%	06/24/19	GBP	850	$1,583,102
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	09/15/20(a)		4,235	4,658,466
5.050%	03/15/34		4,515	4,818,706
5.150%	09/15/23		8,300	9,288,472
6.400%	09/15/33(a)		14,470	17,724,853

				38,073,599

Electric Utilities — 0.4%
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		585	624,487
5.750%	02/14/42		700	743,750
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20(a)		2,555	2,879,684
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18(a)		2,180	2,206,088
4.250%	03/15/23		2,445	2,435,017
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.500%	10/15/18(a)		825	905,437
Hrvatska Elektroprivreda (Croatia),
Sr. Unsec’d. Notes, 144A
6.000%	11/09/17		530	561,137
Iberdrola Finance Ireland Ltd. (Spain),
Gtd. Notes, 144A
3.800%	09/11/14		1,555	1,564,426
Infinis PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.000%	02/15/19	GBP	500	919,873
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.875%	06/21/23(a)		1,245	1,425,525
Sr. Sec’d. Notes, RegS
6.875%	06/21/23		1,000	1,145,000
9.375%	01/28/20		1,400	1,747,340
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	01/20/20		1,320	1,544,400
NiSource Finance Corp.,
Gtd. Notes
5.250%	02/15/43		2,715	2,924,413
Origin Energy Finance Ltd. (Australia),
Gtd. Notes, 144A
3.500%	10/09/18		7,450	7,731,424
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.250%	10/24/42		200	171,000
5.500%	11/22/21		900	945,000
Sr. Unsec’d. Notes, RegS
5.500%	11/22/21		400	420,000
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23		970	971,387

SEE NOTES TO FINANCIAL STATEMENTS.

A331

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Electric Utilities (continued)
3.500%	12/01/22		6,160	$6,260,599
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36		300	333,216
Sr. Sec’d. Notes, RegS
6.000%	08/31/36		300	333,216

				38,792,419

Electronic Components & Equipment
Metropolitan Light International Ltd. (Hong Kong),
Gtd. Notes, MTN
5.250%	01/17/18		800	815,000
Norcell Sweden Holding 2 AB (Sweden),
Sec’d. Notes, 144A
10.750%	09/29/19	EUR	585	907,179
Techem GmbH (Germany),
Sr. Sec’d. Notes, 144A
6.125%	10/01/19	EUR	100	147,890
Trionista Holdco Gmbh (Germany),
Sr. Sec’d. Notes, 144A
5.000%	04/30/20	EUR	100	143,325

				2,013,394

Energy Equipment & Services
Odebrecht Offshore Drilling Finance Ltd. (Ivory Coast),
Sr. Sec’d. Notes, 144A
6.625%	10/01/23		198	210,636
6.750%	10/01/22		651	696,719
Sr. Sec’d. Notes, RegS
6.750%	10/01/22		964	1,032,176

				1,939,531

Engineering & Construction — 0.1%
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18	CHF	625	743,544
7.875%	01/31/18		450	474,750
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21		350	376,250
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
4.875%	07/15/21		4,343	4,737,557

				6,332,101

Entertainment & Leisure — 0.1%
Cinemark USA, Inc.,
Gtd. Notes
7.375%	06/15/21		950	1,047,375
Cirsa Funding Luxembourg SA (Spain),
Gtd. Notes, 144A
8.750%	05/15/18	EUR	825	1,172,035
DreamWorks Animation SKG, Inc.,
Gtd. Notes, 144A
6.875%	08/15/20		625	673,437
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19		750	853,125
Great Canadian Gaming Corp. (Canada),
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Entertainment & Leisure (continued)
6.625%	07/25/22	CAD	275	$274,794
Intralot Finance Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
9.750%	08/15/18	EUR	250	391,534
MU Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/01/17		205	214,728
National CineMedia LLC,
Sr. Sec’d. Notes
6.000%	04/15/22		800	834,000
Pinnacle Entertainment, Inc.,
Gtd. Notes
7.500%	04/15/21(a)		775	835,063
PortAventura Entertainment Barcelona BV (Spain),
Sr. Sec’d. Notes, 144A
7.250%	12/01/20	EUR	150	214,638
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22		2,775	2,879,063
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21(a)		600	615,000
Speedway Motorsports, Inc.,
Gtd. Notes
6.750%	02/01/19		1,225	1,298,500
Vougeot Bidco PLC (United Kingdom),
Gtd. Notes, 144A
7.875%	07/15/20	GBP	150	279,191

				11,582,483

Environmental Control — 0.1%
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21		675	689,766
5.250%	08/01/20		225	232,031
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22		2,615	2,703,261
Tervita Corp. (Canada),
Gtd. Notes, 144A
10.875%	02/15/18		875	883,750
Sr. Sec’d. Notes, 144A
8.000%	11/15/18		800	832,000
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22		2,010	1,968,747

				7,309,555

Exploration & Production — 0.1%
Alpha Natural Resources, Inc.,
Sec’d. Notes, 144A
7.500%	08/01/20(a)		725	701,437
Antero Resources Corp.,
Gtd. Notes, 144A
5.125%	12/01/22(a)		1,825	1,875,187
Antero Resources Finance Corp.,
Gtd. Notes
5.375%	11/01/21		1,575	1,634,063

SEE NOTES TO FINANCIAL STATEMENTS.

A332

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Exploration & Production (continued)
Athlon Holdings LP/Athlon Finance Corp.,
Gtd. Notes, 144A
6.000%	05/01/22(a)	1,000	$1,035,000
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21	200	201,250
CNOOC Nexen Finance 2014 ULC (Canada),
Gtd. Notes
4.250%	04/30/24	975	999,701
CONSOL Energy, Inc.,
Gtd. Notes, 144A
5.875%	04/15/22	950	995,125
Denbury Resources, Inc.,
Gtd. Notes
5.500%	05/01/22	925	945,813
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22	925	956,219
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22	1,025	1,094,187
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.450%	05/30/44	1,645	1,632,663
PVR Partners LP/Penn Virginia Resource Finance Corp. II,
Gtd. Notes
6.500%	05/15/21	275	299,750
Rosetta Resources, Inc.,
Gtd. Notes
5.875%	06/01/24(a)	1,125	1,170,000

			13,540,395

Farming & Agriculture
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.200%	06/15/17(a)	2,106	2,195,789
MHP SA (Ukraine),
Gtd. Notes, 144A
8.250%	04/02/20	1,385	1,267,552

			3,463,341

Financial Services — 0.4%
Bumble Bee Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	456	486,780
Debt and Asset Trading Corp. (Vietnam),
Gov’t. Gtd. Notes, RegS
1.000%	10/10/25	300	154,500
Dtek Finance PLC (Ukraine),
Gtd. Notes, 144A
7.875%	04/04/18	1,115	922,885
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.750%	02/01/21	10,395	12,092,368
General Electric Capital Corp.,
Sub. Notes
5.300%	02/11/21(a)	14,810	16,840,732
Harbinger Group, Inc.,
Sr. Sec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Financial Services (continued)
7.875%	07/15/19		900	$984,375
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		325	344,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19		900	927,000
IFC Development Corporate Treasury Ltd. (British Virgin Islands),
Gtd. Notes
2.375%	05/21/19		4,050	3,955,590
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18		5,510	5,570,527
Opal Acquisition, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	12/15/21		850	894,625
Patriot Merger Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21		600	654,000
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, 144A
5.250%	12/15/24		200	210,000
Walter Investment Management Corp.,
Gtd. Notes, 144A
7.875%	12/15/21(a)		2,200	2,299,000

				46,336,882

Financial–Bank & Trust — 0.1%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, MTN
6.250%	04/27/22		2,740	3,099,735
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
4.625%	12/01/23		3,835	4,053,384
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23(a)		5,050	5,454,157

				12,607,276

Food & Beverage
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
3.950%	05/22/23		360	340,200
Darling Escrow Corp.,
Gtd. Notes, 144A
5.375%	01/15/22		1,625	1,685,937
Mriya Agro Holding PLC (Ukraine),
Sr. Unsec’d. Notes, RegS
9.450%	04/19/18		400	316,000
Post Holdings, Inc.,
Gtd. Notes, 144A
6.000%	12/15/22(a)		400	408,000
Premier Foods PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	03/15/21	GBP	125	215,528

				2,965,665

SEE NOTES TO FINANCIAL STATEMENTS.

A333

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Food & Drug Retailers
Kroger Co. (The),
Sr. Unsec’d. Notes
3.300%	01/15/21		2,425	$2,482,477

Food Products — 0.2%
Avangardco Investments Public Ltd. (Ukraine),
Sr. Unsec’d. Notes
10.000%	10/29/15		200	190,000
Barry Callebaut Services NV (Belgium),
Gtd. Notes, 144A
5.500%	06/15/23		4,075	4,297,903
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
3.200%	01/25/23		3,300	3,180,758
Cosan Luxembourg SA (Brazil),
Gtd. Notes, 144A
5.000%	03/14/23		310	296,050
Cott Beverages, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	07/01/22		850	852,125
Elior Finance & Co. SCA (France),
Sr. Sec’d. Notes, 144A
6.500%	05/01/20	EUR	98	147,530
ESAL GmbH (Brazil),
Gtd. Notes, 144A
6.250%	02/05/23		1,180	1,156,400
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.750%	10/28/20		325	347,750
JBS USA LLC/JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	07/15/24(a)		1,250	1,246,875
Marfrig Holding Europe BV (Netherlands),
Gtd. Notes, 144A
6.875%	06/24/19		950	960,925
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
7.750%	01/31/23		950	1,016,500
Mriya Agro Holding PLC (Ukraine),
Sr. Unsec’d. Notes, 144A
9.450%	04/19/18		900	711,000
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22(a)		525	567,656
Gtd. Notes, 144A
6.750%	12/01/21		300	318,750
7.375%	02/15/22		275	297,344
R&R Ice Cream PLC (United Kingdom),
Sr. Sec’d. Notes, PIK, 144A
9.250%	05/15/18	EUR	475	665,052
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22		1,240	1,300,373
Ukrlandfarming PLC (Ukraine),
Unsec’d. Notes, RegS
10.875%	03/26/18		675	604,260
WM. Wrigley Jr. Co.,
Sr. Unsec’d. Notes, 144A
2.400%	10/21/18(a)		4,890	4,966,817

				$23,124,068

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Gas Utilities
Perusahaan Gas Negara Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.125%	05/16/24		505	500,581

Hand / Machine Tools
NCR Corp.,
Gtd. Notes
4.625%	02/15/21		2,550	2,569,125

Health Care Providers & Services — 0.1%
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22		1,810	1,740,346
Unsec’d. Notes
2.600%	08/01/18		1,515	1,523,190
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16		540	562,585
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21(a)		475	510,031
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
6.625%	04/01/22(a)		575	602,313
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/20		675	718,875

				5,657,340

Health Care Services — 0.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
7.750%	02/15/19		150	159,750
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17		575	603,750
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20(a)		750	811,875
8.000%	11/15/19(a)		400	438,000
Gtd. Notes, 144A
6.875%	02/01/22(a)		2,325	2,464,500
Sr. Sec’d. Notes, 144A
5.125%	08/01/21(a)		1,175	1,204,375
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.625%	07/31/19		600	654,000
5.875%	01/31/22		150	165,750
Fresenius Medical Care US Finance, Inc. (Germany),
Gtd. Notes
6.875%	07/15/17		25	28,313
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22(a)		6,300	7,268,625
Holding Medi-Partenaires SAS (France),
Sr. Sec’d. Notes, 144A
7.000%	05/15/20	EUR	550	807,716

SEE NOTES TO FINANCIAL STATEMENTS.

A334

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Health Care Services (continued)
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19(a)		600	$639,750
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22		1,120	1,130,116
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
6.375%	04/15/22		550	552,750
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21(a)		875	914,375
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.500%	04/01/21(a)		1,250	1,257,813
6.000%	10/01/20(a)		625	678,125
Voyage Care Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	08/01/18	GBP	100	177,985

				19,957,568

Health Care Supplies
Baxter International, Inc.,
Sr. Unsec’d. Notes
3.200%	06/15/23(a)		2,095	2,077,890
Universal Hospital Services, Inc.,
Sec’d. Notes
7.625%	08/15/20		575	602,313

				2,680,203

Holding Companies–Diversified — 0.1%
Eads Finance BV (Netherlands),
Gtd. Notes, 144A
2.700%	04/17/23		3,240	3,120,033
KraussMaffei Group GmbH (Germany),
Sr. Sec’d. Notes, 144A
8.750%	12/15/20	EUR	425	651,787
Votorantim Cimentos SA (Brazil),
Gtd. Notes, 144A
7.250%	04/05/41		2,260	2,387,125
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		1,000	1,080,000

				7,238,945

Home Furnishings
Arcelik A/S (Tunisia),
Sr. Unsec’d. Notes, RegS
5.000%	04/03/23		1,200	1,153,200
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.875%	03/01/18		375	399,375

				1,552,575

Hotels, Restaurants & Leisure — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
9.000%	07/01/20(a)		125	137,813
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Hotels, Restaurants & Leisure (continued)
11.250%	06/01/17	500	$457,500
Caesars Entertainment Resorts Properties LLC,
Sec’d. Notes, 144A
11.000%	10/01/21(a)	875	940,625
Sr. Sec’d. Notes, 144A
8.000%	10/01/20	900	940,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.250%	03/15/21	1,075	1,107,250
Chester Downs & Marina LLC/Chester Downs Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	02/01/20(a)	950	931,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/21(a)	1,000	1,062,500
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/16	2,515	2,650,730
MCE Finance Ltd. (Macau),
Gtd. Notes, 144A
5.000%	02/15/21	350	353,500
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21(a)	575	639,687
6.750%	10/01/20(a)	850	948,813
Playa Resorts Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	08/15/20	450	484,875
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	1,050	1,052,625
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.150%	12/01/19	200	237,777
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21	675	737,438
Studio City Finance Ltd. (China),
Gtd. Notes, 144A
8.500%	12/01/20	775	858,313

			13,540,946

Household Durables — 0.1%
Controladora Mabe SA de CV (Mexico),
Gtd. Notes, 144A
7.875%	10/28/19	1,050	1,202,250
Gtd. Notes, RegS
7.875%	10/28/19	200	229,000
KB Home,
Gtd. Notes
8.000%	03/15/20	425	487,687
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18	700	826,000
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
10.500%	01/31/20	550	617,375
Tempur Sealy International, Inc.,
Gtd. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A335

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Household Durables (continued)
6.875%	12/15/20		300	$328,500
William Lyon Homes, Inc.,
Gtd. Notes
8.500%	11/15/20		975	1,090,781

				4,781,593

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The),
Sr. Unsec’d. Notes
5.500%	03/15/24		1,050	1,073,625
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21(a)		523	567,455
7.875%	07/31/20		98	106,330
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.600%	01/27/20		1,150	1,278,629
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39(a)		1,925	2,258,576
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25(a)		5,520	5,576,972
NRG Energy, Inc.,
Gtd. Notes
6.625%	03/15/23(a)		1,625	1,759,063
Gtd. Notes, 144A
6.250%	07/15/22		2,525	2,689,125
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes
6.150%	10/01/38		640	746,703

				16,056,478

Industrial Conglomerates
Deutsche Raststaetten Gruppe IV GmbH (Germany),
Sec’d. Notes, 144A
6.750%	12/30/20	EUR	225	331,199
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/15/19(a)		425	442,000
McDermott International, Inc.,
Sec’d. Notes, 144A
8.000%	05/01/21		425	436,687
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A
7.125%	06/26/42		830	896,400
Gtd. Notes, RegS
7.125%	06/26/42		200	216,000

				2,322,286

Insurance — 0.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24(a)		3,800	4,000,013
Sr. Unsec’d. Notes, MTN
5.850%	01/16/18		1,020	1,164,414
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20		225	237,656

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Insurance (continued)
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.300%	05/15/43(a)		1,975	$1,962,070
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24(a)		3,245	3,348,353
5.875%	08/15/20		5,305	6,207,879
CNO Financial Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	10/01/20		425	459,000
ING US, Inc.,
Gtd. Notes
2.900%	02/15/18		1,585	1,642,440
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22(a)		3,285	3,263,598
Onex USI Acquisition Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21		375	385,313
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/18		730	855,067
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21		810	893,285
5.625%	03/15/17		870	950,018
6.450%	11/15/19		1,734	2,047,453
Towergate Finance PLC (United Kingdom),
Gtd. Notes, 144A
10.500%	02/15/19	GBP	675	1,114,988
Sr. Sec’d. Notes, 144A
8.500%	02/15/18	GBP	225	388,991
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24		6,490	6,697,453
5.625%	09/15/20		240	275,331

				35,893,322

Integrated Petroleum
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45		610	630,911
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	04/04/24		565	590,369

				1,221,280

Internet Services
Ancestry.com, Inc.,
Gtd. Notes
11.000%	12/15/20		400	469,000
Sr. Unsec’d. Notes, PIK, 144A
9.625%	10/15/18		850	878,687
Bankrate, Inc.,
Gtd. Notes, 144A
6.125%	08/15/18		1,050	1,114,313
Cerved Group SpA (Italy),
Sr. Sec’d. Notes, 144A
6.375%	01/15/20	EUR	150	222,171

				2,684,171

SEE NOTES TO FINANCIAL STATEMENTS.

A336

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Internet Software & Services
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/23		850	869,125
7.000%	07/15/21		1,150	1,270,750

				2,139,875

Iron/Steel
AK Steel Corp.,
Gtd. Notes
8.375%	04/01/22(a)		1,875	1,987,500

IT Services
CoreLogic, Inc.,
Gtd. Notes
7.250%	06/01/21		675	729,844

Leisure Equipment & Products
Pinnacle Entertainment, Inc.,
Gtd. Notes
6.375%	08/01/21		750	791,250

Life Sciences Tools & Services — 0.1%
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20		2,605	3,044,688
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19		865	873,802
4.150%	02/01/24		3,575	3,738,560

				7,657,050

Machinery
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		575	613,813
Ferreycorp SAA (Peru),
Gtd. Notes, 144A
4.875%	04/26/20		520	530,400
Frigoglass Finance BV (Greece),
Gtd. Notes, 144A
8.250%	05/15/18	EUR	225	326,578
Gtd. Notes, RegS
8.250%	05/15/18	EUR	400	580,583
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg),
Sr. Sec’d. Notes
8.750%	02/01/19(a)		825	888,938

				2,940,312

Machinery & Equipment — 0.1%
AGCO Corp.,
Sr. Unsec’d. Notes
5.875%	12/01/21		525	595,702
BC Mountain LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
7.000%	02/01/21(a)		1,000	967,500
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17		225	262,125

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Machinery & Equipment (continued)
Columbus Mckinnon Corp.,
Gtd. Notes
7.875%	02/01/19		125	$133,437
Manitowoc Co., Inc. (The),
Gtd. Notes
5.875%	10/15/22(a)		475	517,750
8.500%	11/01/20		125	139,375
Mcron Finance Sub LLC/Mcron Finance Corp.,
Sr. Sec’d. Notes, 144A
8.375%	05/15/19		288	315,360
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		625	684,375
Terex Corp.,
Gtd. Notes
6.000%	05/15/21(a)		875	942,813
6.500%	04/01/20(a)		800	868,400

				5,426,837

Machinery–Construction & Mining
Turkiye Sise ve Cam Fabrikalari A/S (Turkey),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/20		200	193,000
Sr. Unsec’d. Notes, RegS
4.250%	05/09/20		400	386,000

				579,000

Media — 1.3%
21st Century Fox America, Inc.,
Gtd. Notes
6.400%	12/15/35		1,960	2,440,931
Adria Bidco BV (Nigeria),
Sr. Sec’d. Notes, 144A
7.875%	11/15/20	EUR	550	817,130
Altice Finco SA (Luxembourg),
Gtd. Notes, 144A
8.125%	01/15/24		400	441,000
9.000%	06/15/23	EUR	1,200	1,904,423
Sr. Sec’d. Notes, 144A
9.875%	12/15/20(a)		1,350	1,555,875
Sr. Sec’d. Notes, RegS
9.875%	12/15/20		400	461,000
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22(a)		1,700	1,700,000
Arqiva Broadcast Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.500%	03/31/20	GBP	1,650	3,205,008
Baidu, Inc. (Ivory Coast),
Sr. Unsec’d. Notes
2.750%	06/09/19		3,800	3,814,801
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/20		300	319,500
Cable Communications Systems NV (Romania),
Sr. Sec’d. Notes, RegS
7.500%	11/01/20	EUR	875	1,313,458

SEE NOTES TO FINANCIAL STATEMENTS.

A337

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Media (continued)
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
Gtd. Notes, 144A
5.250%	02/15/22	350	$359,625
5.625%	02/15/24(a)	350	361,375
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23(a)	9,945	9,983,616
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	915	923,006
5.250%	03/15/21(a)	75	76,875
5.250%	09/30/22(a)	975	989,625
6.625%	01/31/22	3,925	4,219,375
Central European Media Enterprises Ltd. (Bangladesh),
Sec’d. Notes
5.000%	11/15/15	1,029	1,014,851
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21(a)	825	821,906
6.375%	09/15/20(a)	2,325	2,470,313
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19(a)	1,400	1,492,750
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22(a)	1,925	2,074,187
6.500%	11/15/22(a)	50	53,375
7.625%	03/15/20	175	188,781
7.625%	03/15/20(a)	50	53,500
Cogeco Cable, Inc. (Canada),
Gtd. Notes, 144A
4.875%	05/01/20	375	379,687
Comcast Corp.,
Gtd. Notes
3.125%	07/15/22	2,285	2,318,967
6.950%	08/15/37	3,499	4,716,795
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	12/15/22	2,850	2,790,871
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21	600	660,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22	1,914	1,976,427
DISH DBS Corp.,
Gtd. Notes
5.125%	05/01/20(a)	1,100	1,156,375
5.875%	07/15/22(a)	300	325,500
6.750%	06/01/21(a)	425	484,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	675	727,313
Gannett Co., Inc.,
Gtd. Notes, 144A
5.125%	10/15/19	450	465,750
6.375%	10/15/23	625	667,187
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes, MTN

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Media (continued)
7.250%	05/14/43	MXN	2,000	$133,518
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23		1,225	1,228,907
4.000%	03/15/22		2,345	2,412,902
LIN Television Corp.,
Gtd. Notes
8.375%	04/15/18		800	838,000
MDC Partners, Inc. (Canada),
Gtd. Notes, 144A
6.750%	04/01/20		1,925	2,030,875
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
6.375%	04/01/23		450	474,750
Midcontinent Communications & Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.250%	08/01/21		475	491,625
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18		425	457,938
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23(a)		9,525	9,460,011
5.150%	04/30/20		2,860	3,281,976
Nielsen Finance LLC/Nielsen Finance Co. (Netherlands),
Gtd. Notes
4.500%	10/01/20		850	856,375
7.750%	10/15/18		450	475,875
Pacnet Ltd. (Hong Kong),
Sr. Sec’d. Notes, 144A
9.000%	12/12/18		400	433,000
Sr. Sec’d. Notes, RegS
9.000%	12/12/18		300	324,750
Polish Television Holding BV (Poland),
Sr. Sec’d. Notes, PIK, 144A
11.000%	01/15/21	EUR	500	831,165
Sinclair Television Group, Inc.,
Sr. Unsec’d. Notes
6.125%	10/01/22(a)		550	574,750
Sirius XM Holdings, Inc.,
Gtd. Notes, 144A
5.250%	08/15/22		4,855	5,231,263
Sirius XM Radio, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	05/15/20		450	443,813
Starz LLC/Starz Finance Corp.,
Gtd. Notes
5.000%	09/15/19		1,025	1,067,281
TCM Sub LLC,
Gtd. Notes, 144A
3.550%	01/15/15		1,590	1,614,079
Tencent Holdings Ltd. (Ivory Coast),
Sr. Unsec’d. Notes, 144A
3.375%	05/02/19		7,610	7,780,243
Time Warner Cable, Inc.,
Gtd. Notes
6.550%	05/01/37		5,485	6,824,936
8.250%	04/01/19		5,960	7,552,095

SEE NOTES TO FINANCIAL STATEMENTS.

A338

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Media (continued)
Time, Inc.,
Gtd. Notes, 144A
5.750%	04/15/22(a)		725	$732,250
Townsquare Radio LLC/Townsquare Radio, Inc.,
Gtd. Notes, 144A
9.000%	04/01/19		450	498,375
TVN Finance Corp. III AB (Poland),
Gtd. Notes, 144A
7.375%	12/15/20	EUR	300	464,193
Unitymedia KabelBW GmbH (Germany),
Sec’d. Notes, 144A
9.500%	03/15/21	EUR	525	820,354
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23(a)		4,975	5,267,281
6.750%	09/15/22		426	471,263
7.875%	11/01/20		400	440,000
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22(a)		600	616,500
Gtd. Notes, 144A
6.875%	07/15/21	CAD	475	490,781
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
1.100%	12/01/17		4,600	4,578,306
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes
10.250%	07/15/19		550	618,063
13.375%	10/15/19		1,000	1,157,500
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22		725	725,000
Sr. Sec’d. Notes, 144A
6.000%	01/15/21		203	209,598
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22		1,810	1,849,711
4.750%	11/21/21		3,445	3,780,254

				137,265,214

Media — Cable
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.750%	09/01/23		150	155,437
Numericable Group SA (France),
Sr. Sec’d. Notes, 144A
4.875%	05/15/19		1,100	1,128,875
6.250%	05/15/24		1,200	1,252,500
VTR Finance BV (Nigeria),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		775	832,147
Ziggo Bond Co. BV (Nigeria),
Gtd. Notes, 144A
8.000%	05/15/18	EUR	750	1,137,375

				4,506,334

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Medical Supplies & Equipment
Hologic, Inc.,
Gtd. Notes
6.250%	08/01/20(a)	325	$342,875
Kinetic Concepts, Inc./KCI USA, Inc.,
Gtd. Notes
12.500%	11/01/19	250	287,500
Sec’d. Notes
10.500%	11/01/18	500	565,000

			1,195,375

Metals & Mining — 0.2%
Adaro Indonesia PT (Indonesia),
Gtd. Notes, 144A
7.625%	10/22/19	250	262,500
Gtd. Notes, RegS
7.625%	10/22/19	1,000	1,050,000
Aleris International, Inc.,
Gtd. Notes
7.875%	11/01/20	350	364,000
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.750%	08/05/20	100	107,500
6.000%	03/01/21(a)	525	568,313
6.750%	02/25/22(a)	1,050	1,176,000
10.350%	06/01/19(a)	450	576,000
Bluescope Steel Ltd./Bluescope Steel Finance (Australia),
Gtd. Notes, 144A
7.125%	05/01/18	825	885,844
Constellium NV (Niger),
Gtd. Notes, 144A
5.750%	05/15/24	600	630,000
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
5.625%	10/18/43(a)	370	408,394
Sr. Unsec’d. Notes, RegS
4.250%	07/17/42	200	182,574
5.625%	09/21/35	200	218,550
Eldorado Gold Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.125%	12/15/20(a)	1,075	1,085,750
Evraz Group SA (Russia),
Sr. Unsec’d. Notes, 144A
6.500%	04/22/20	500	466,250
Sr. Unsec’d. Notes, RegS
6.500%	04/22/20	600	559,500
Ferrexpo Finance PLC (Ukraine),
Gtd. Notes, RegS
7.875%	04/07/16	740	710,400
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
7.250%	05/15/22	1,175	1,224,937
Fresnillo PLC (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	11/13/23	350	365,750
GTL Trade Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	04/16/44	455	478,205
Imperial Metals Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/15/19	825	846,656

SEE NOTES TO FINANCIAL STATEMENTS.

A339

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Metals & Mining (continued)
JMC Steel Group,
Sr. Unsec’d. Notes, 144A
8.250%	03/15/18	675	$688,500
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20(a)	425	471,750
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II,
Gtd. Notes
8.375%	06/01/20	722	816,763
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Gtd. Notes
11.250%	10/15/18(a)	1,175	1,310,125
Sr. Sec’d. Notes
9.000%	10/15/17	800	856,000
Steel Dynamics, Inc.,
Gtd. Notes
6.125%	08/15/19	300	326,250
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.375%	02/01/20	375	400,313
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	04/01/21(a)	850	901,000
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22(a)	3,165	3,249,506
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes, 144A
6.000%	01/31/19	625	646,125
7.125%	05/31/23(a)	1,250	1,318,750
8.250%	06/07/21	800	896,000

			24,048,205

Multiline Retail — 0.1%
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19	9,665	9,829,402

Multi-Utilities
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22	240	272,779

Oil & Gas Exploration/Production — 0.1%
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22	7,400	8,047,500
Samson Investment Co.,
Gtd. Notes, 144A
10.750%	02/15/20	375	395,156

			8,442,656

Oil & Gas Services
CGG SA (France),
Gtd. Notes, 144A
6.875%	01/15/22	1,125	1,122,187
Exterran Partners LP,
Gtd. Notes, 144A
6.000%	10/01/22(a)	800	812,000
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil & Gas Services (continued)
6.000%	04/01/21	250	$252,500
FTS International, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	05/01/22	475	485,687
Parker Drilling Co.,
Gtd. Notes, 144A
6.750%	07/15/22	900	936,000

			3,608,374

Oil, Gas & Consumable Fuels — 1.8%
Antero Resources Finance Corp.,
Gtd. Notes
6.000%	12/01/20	650	697,125
Athlon Holdings LP/Athlon Finance Corp.,
Gtd. Notes, 144A
7.375%	04/15/21	1,175	1,280,750
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20	450	479,813
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22(a)	1,925	2,040,500
7.625%	10/01/19(a)	875	942,813
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23(a)	3,800	4,222,560
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23	1,940	2,035,204
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23(a)	2,875	3,090,625
7.000%	01/15/21	350	384,125
CONSOL Energy,Inc.,
Gtd. Notes
8.250%	04/01/20(a)	600	649,500
DCP Midstream Operating LP,
Gtd. Notes
2.500%	12/01/17	840	864,102
2.700%	04/01/19	265	268,424
3.250%	10/01/15	570	585,676
3.875%	03/15/23	3,645	3,690,296
Delek & Avner Tamar Bond Ltd. (Iceland),
Sr. Sec’d. Notes, 144A
5.412%	12/30/25	235	241,553
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.250%	09/18/18	2,430	2,600,100
El Paso LLC,
Gtd. Notes, MTN
8.250%	02/15/16	75	82,125
Enable Oklahoma Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
6.250%	03/15/20	375	413,006
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23(a)	10,025	9,932,760
5.200%	02/01/22	2,110	2,334,943

SEE NOTES TO FINANCIAL STATEMENTS.

A340

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil, Gas & Consumable Fuels (continued)
ENN Energy Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
6.000%	05/13/21	700	$775,448
Sr. Unsec’d. Notes, RegS
6.000%	05/13/21	1,000	1,107,783
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23(a)	2,990	2,995,227
5.950%	02/01/41	1,530	1,821,156
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21(a)	2,375	2,595,668
8.125%	06/01/19	3,145	3,935,046
Foresight Energy LLC/Foresight Energy Corp.,
Sr. Unsec’d. Notes, 144A
7.875%	08/15/21	425	454,750
GeoPark Latin America Ltd. Agencia en Chile (Chile),
Sr. Sec’d. Notes, 144A
7.500%	02/11/20	255	276,037
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
6.375%	04/09/21	200	222,700
7.000%	05/05/20	1,575	1,791,563
Kinder Morgan Finance Co. LLC,
Gtd. Notes, 144A
6.000%	01/15/18	700	764,750
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22	550	614,625
Lukoil International Finance BV (Russia),
Gtd. Notes, RegS
7.250%	11/05/19	1,000	1,141,550
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23(a)	2,375	2,422,500
Mega Advance Investments Ltd. (China),
Gtd. Notes, 144A
5.000%	05/12/21	400	429,572
Murphy Oil Corp.,
Sr. Unsec’d. Notes
4.000%	06/01/22	2,935	2,970,604
Murray Energy Corp.,
Sr. Sec’d. Notes, 144A
8.625%	06/15/21	925	1,001,313
Nabors Industries, Inc.,
Gtd. Notes
2.350%	09/15/16	515	525,747
4.625%	09/15/21(a)	4,630	5,015,151
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.750%	01/30/22	2,025	2,237,625
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. (Canada),
Gtd. Notes, 144A
6.500%	04/01/19	1,225	1,176,000
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21(a)	4,315	4,639,255
6.000%	03/01/41	2,675	3,218,886

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil, Gas & Consumable Fuels (continued)
NuStar Logistics LP,
Gtd. Notes
6.750%	02/01/21		800	$888,000
PDC Energy, Inc.,
Gtd. Notes
7.750%	10/15/22		1,675	1,867,625
Pemex Project Funding Master Trust (Mexico),
Gtd. Notes
6.625%	06/15/35		575	677,063
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20		800	894,000
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.000%	05/03/42		600	561,000
Sr. Unsec’d. Notes, RegS
5.625%	05/20/43		2,350	2,109,125
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.000%	01/15/19		1,663	1,632,484
4.375%	05/20/23(a)		3,410	3,284,001
4.875%	03/17/20		825	847,357
5.625%	05/20/43		363	328,515
6.250%	03/17/24		650	691,860
7.250%	03/17/44		200	220,500
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21		1,775	1,849,958
5.750%	01/20/20		5,585	5,969,248
5.875%	03/01/18		750	817,237
6.875%	01/20/40		200	209,500
7.875%	03/15/19		105	122,413
Petrohawk Energy Corp.,
Gtd. Notes
7.250%	08/15/18		545	569,525
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27		380	235,220
Gtd. Notes, RegS
8.500%	11/02/17		12,225	11,434,043
9.750%	05/17/35		600	491,400
Sr. Unsec’d. Notes
5.000%	10/28/15(a)		3,896	3,667,821
5.125%	10/28/16		12,894	11,366,176
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/18/18		4,620	4,855,620
4.875%	01/24/22		2,960	3,202,128
5.500%	01/21/21		910	1,021,475
5.500%	06/27/44		5,750	5,985,750
6.500%	06/02/41		5,860	6,812,250
7.190%	09/12/24	MXN	3,700	289,236
Gtd. Notes, 144A
6.375%	01/23/45		110	127,738
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19		340	427,550

SEE NOTES TO FINANCIAL STATEMENTS.

A341

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil, Gas & Consumable Fuels (continued)
Phillips 66,
Gtd. Notes
4.300%	04/01/22	3,330	$3,604,069
Pioneer Natural Resources Co., Sr. Unsec’d. Notes
3.950%	07/15/22	2,095	2,200,184
7.500%	01/15/20	150	185,057
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes
5.750%	01/15/20	850	987,233
Precision Drilling Corp. (Canada), Gtd. Notes
6.500%	12/15/21(a)	100	108,750
6.625%	11/15/20	525	561,750
Range Resources Corp., Gtd. Notes
5.000%	08/15/22	400	424,000
5.000%	03/15/23(a)	850	905,250
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes
5.875%	03/01/22(a)	600	651,750
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A
5.400%	02/14/22	880	950,188
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A
5.625%	04/15/20	200	206,000
6.850%	07/15/18	50	54,000
Rosneft Finance SA (Russia), Gtd. Notes, 144A
7.250%	02/02/20	359	409,260
Gtd. Notes, RegS
6.625%	03/20/17	1,000	1,095,000
Rowan Cos., Inc., Gtd. Notes
4.875%	06/01/22	730	781,945
5.000%	09/01/17	3,485	3,779,883
Sabine Pass LNG LP, Sr. Sec’d. Notes
6.500%	11/01/20	650	703,625
Seven Generations Energy Ltd. (Canada), Sr. Unsec’d. Notes, 144A
8.250%	05/15/20	550	605,000
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes, 144A
6.500%	07/15/22	925	948,125
Sibur Securities Ltd. (Russia), Gtd. Notes, 144A
3.914%	01/31/18	860	827,750
SM Energy Co., Sr. Unsec’d. Notes
5.000%	01/15/24	1,125	1,119,375
6.500%	11/15/21(a)	350	378,875
6.500%	01/01/23	575	622,438
6.625%	02/15/19	625	662,500
Spectra Energy Capital LLC, Gtd. Notes
3.300%	03/15/23(a)	3,115	2,981,217
Swift Energy Co., Gtd. Notes
8.875%	01/15/20	225	239,625

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil, Gas & Consumable Fuels (continued)
Talent Yield Investments Ltd. (China), Gtd. Notes, 144A
4.500%	04/25/22		500	$517,080
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes
4.250%	11/15/23(a)		1,875	1,863,281
5.250%	05/01/23		1,100	1,149,500
Western Gas Partners LP, Sr. Unsec’d. Notes
4.000%	07/01/22		4,690	4,857,367
Western Refining, Inc., Gtd. Notes
6.250%	04/01/21		625	653,125
Williams Cos., Inc. (The), Sr. Unsec’d. Notes
3.700%	01/15/23		2,025	1,947,922
4.550%	06/24/24		3,100	3,130,693
Williams Partners LP, Sr. Unsec’d. Notes
3.350%	08/15/22		1,455	1,443,110
4.125%	11/15/20		1,460	1,556,689
6.300%	04/15/40		680	807,280
WPX Energy, Inc., Sr. Unsec’d. Notes
6.000%	01/15/22(a)		1,350	1,441,125
YPF SA (Argentina), Sr. Unsec’d. Notes, RegS
8.875%	12/19/18		400	422,000

				198,206,795

Paper & Forest Products — 0.1%
Cascades, Inc. (Canada), Gtd. Notes
7.875%	01/15/20(a)		775	823,437
Clearwater Paper Corp., Gtd. Notes
7.125%	11/01/18		311	326,550
International Paper Co., Sr. Unsec’d. Notes
4.750%	02/15/22(a)		4,295	4,735,955
Mercer International, Inc., Gtd. Notes
9.500%	12/01/17		1,050	1,120,875
Pfleiderer GmbH (Georgia), Sr. Sec’d. Notes, 144A
7.875%	08/01/19	EUR	225	307,322
PH Glatfelter Co., Gtd. Notes
5.375%	10/15/20		800	832,000
Sappi Papier Holding GmbH (South Africa), Sr. Sec’d. Notes, 144A
6.625%	04/15/21		600	633,000
7.750%	07/15/17		500	556,250
8.375%	06/15/19		225	248,063

				9,583,452

SEE NOTES TO FINANCIAL STATEMENTS.

A342

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Personal Products — 0.1%
Avon Products, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/20(a)	2,935	$3,043,601
5.000%	03/15/23(a)	2,880	2,915,052

			5,958,653

Pharmaceuticals
JLL/Delta Dutch Newco BV (Nigeria),
Sr. Unsec’d. Notes, 144A
7.500%	02/01/22	350	362,250
Par Pharmaceutical Cos., Inc.,
Gtd. Notes
7.375%	10/15/20	275	295,625
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20	2,150	2,284,375
6.750%	08/15/18(a)	950	1,023,625

			3,965,875

Professional Services
Verisk Analytics, Inc.,
Gtd. Notes
5.800%	05/01/21	710	800,497

Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
7.250%	05/15/19	2,179	2,636,241
Bestgain Real Estate Ltd. (China),
Gtd. Notes, RegS
2.625%	03/13/18	1,000	955,390
BR Malls International Finance Ltd. (Brazil),
Gtd. Notes, 144A
8.500%	01/29/49	560	585,234
BR Properties SA (Brazil),
Gtd. Notes, 144A
9.000%	10/29/49	700	728,000
CBRE Services, Inc.,
Gtd. Notes
5.000%	03/15/23(a)	2,800	2,828,000
CIFI Holdings Group Co. Ltd. (Ivory Coast),
Gtd. Notes
12.250%	04/15/18	750	825,000
Corrections Corp. of America,
Gtd. Notes
4.625%	05/01/23	475	465,500
Country Garden Holdings Co. Ltd. (China),
Gtd. Notes, 144A
7.500%	01/10/23	385	371,063
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22	800	827,000
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21	625	653,125
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22	2,360	2,338,840

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Real Estate Investment Trusts (REITs) (continued)
iStar Financial, Inc.,
Sr. Unsec’d. Notes
5.000%	07/01/19	875	$875,000
7.125%	02/15/18	450	499,500
Jafz Sukuk Ltd. (United Arab Emirates),
Gtd. Notes
7.000%	06/19/19	620	709,900
Kaisa Group Holdings Ltd. (Ivory Coast),
Gtd. Notes, RegS
10.250%	01/08/20	800	842,000
Kilroy Realty LP,
Gtd. Notes
4.800%	07/15/18	1,165	1,265,073
KWG Property Holding Ltd. (China),
Gtd. Notes
13.250%	03/22/17	327	376,802
Gtd. Notes, RegS
8.625%	02/05/20	527	521,730
Longfor Properties Co. Ltd. (China),
Gtd. Notes
6.750%	01/29/23	500	473,004
Gtd. Notes, MTN
6.875%	10/18/19	400	412,480
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	06/03/24	5,270	5,262,854
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
6.375%	02/15/22	250	268,125
6.875%	05/01/21	325	354,250
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24	650	689,130
Potlatch Corp.,
Gtd. Notes
7.500%	11/01/19	125	144,844
ProLogis LP,
Gtd. Notes
4.500%	08/15/17	1,230	1,332,043
Rayonier AM Products, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24	550	559,625
Sun Hung Kai Properties Capital Market Ltd. (Ivory Coast),
Gtd. Notes, MTN
3.625%	01/16/23(a)	3,900	3,857,974
4.500%	02/14/22	400	421,762
WEA Finance LLC/WT Finance Aust Pty Ltd. (Australia),
Gtd. Notes, 144A
3.375%	10/03/22	670	711,433

			32,790,922

Real Estate Management & Development
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	549	620,370
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
6.875%	10/01/21	1,425	1,524,750

SEE NOTES TO FINANCIAL STATEMENTS.

A343

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Real Estate Management & Development (continued)
			$2,145,120

Refining & Marketing
Tesoro Corp.,
Gtd. Notes
5.125%	04/01/24(a)	825	834,281

Retail & Merchandising
DBP Holding Corp.,
Gtd. Notes, 144A
7.750%	10/15/20	500	435,000
Shearer’s Foods LLC/Chip Finance Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/19	775	848,625

			1,283,625

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.050%	03/01/41	585	633,706
5.150%	09/01/43	4,745	5,230,736
5.400%	06/01/41	965	1,107,992
Kansas City Southern Railway Co. (The),
Sr. Unsec’d. Notes
4.300%	05/15/43	5,810	5,515,212
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Unsec’d. Notes, 144A
2.500%	06/15/19	3,115	3,120,747
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/41	1,385	1,508,915

			17,117,308

Semiconductors
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	02/15/21	400	420,500
5.750%	03/15/23	575	604,469

			1,024,969

Software — 0.1%
ACI Worldwide, Inc.,
Gtd. Notes, 144A
6.375%	08/15/20	300	315,750
Activision Blizzard, Inc.,
Gtd. Notes, 144A
5.625%	09/15/21	1,600	1,724,000
6.125%	09/15/23	425	467,500
Avnet, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/20	4,780	5,390,745
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	775	797,281
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19	425	457,406
iGate Corp.,
Gtd. Notes, 144A
4.750%	04/15/19	1,800	1,831,500

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Software (continued)
InterXion Holding NV (Netherlands),
Sr. Sec’d. Notes, 144A
6.000%	07/15/20	EUR	200	$291,661
MedAssets, Inc.,
Gtd. Notes
8.000%	11/15/18		225	237,937

				11,513,780

Specialty Retail — 0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22		575	636,813
Aramark Corp.,
Gtd. Notes
5.750%	03/15/20		800	846,000
Building Materials Holding Corp.,
Sr. Sec’d. Notes, 144A
9.000%	09/15/18		800	862,000
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/21		1,050	1,095,937
Sr. Unsec’d. Notes, 144A
6.750%	01/15/22(a)		650	679,250
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
5.000%	06/01/22		250	250,000
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19(a)		975	965,250
Men’s Wearhouse, Inc. (The),
Gtd. Notes, 144A
7.000%	07/01/22(a)		425	439,875
Netflix, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21(a)		3,550	3,718,625
New Look Bondco I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	05/14/18		1,000	1,071,300
Pantry, Inc. (The),
Gtd. Notes
8.375%	08/01/20		300	324,000
PC Nextco Holdings LLC/PC Nextco Finance, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.750%	08/15/19		800	817,000
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21		1,050	1,136,625
9.250%	03/15/20		1,425	1,624,500
Sr. Unsec’d. Notes
7.700%	02/15/27(a)		600	670,500
Sears Holdings Corp.,
Sec’d. Notes
6.625%	10/15/18(a)		500	460,625
Sonic Automotive, Inc.,
Gtd. Notes
5.000%	05/15/23(a)		1,275	1,252,688
7.000%	07/15/22		250	274,375
Wok Acquisition Corp.,
Gtd. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A344

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Specialty Retail (continued)
10.250%	06/30/20(a)		525	$535,500

				17,660,863

Telecommunications — 0.4%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
6.750%	11/15/20(a)		325	346,125
8.875%	01/01/20		525	594,563
Altice SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	05/15/22		1,450	1,547,875
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.125%	03/11/23		600	614,670
5.350%	05/20/24		200	207,510
Gtd. Notes, RegS
5.125%	03/11/23		300	307,335
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20		2,850	3,006,750
6.450%	06/15/21		1,125	1,220,625
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
6.113%	01/15/20		3,409	4,012,482
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21		200	206,500
EarthLink Holdings Corp,
Gtd. Notes
8.875%	05/15/19		150	150,000
GTP Acquisition Partners I LLC,
Asset Backed, 144A
2.364%	05/15/18		2,185	2,148,989
4.347%	06/15/16		500	517,120
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21		610	698,450
Sr. Sec’d. Notes
6.500%	06/15/19		675	752,625
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
7.375%	12/01/17		850	880,770
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
6.625%	12/15/22(a)		1,125	1,174,219
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
7.750%	06/01/21		2,175	2,302,781
8.125%	06/01/23(a)		525	567,656
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20(a)		100	109,250
Matterhorn Financing & CY SCA (Luxembourg),
Sr. Sec’d. Notes, PIK, 144A
9.000%	04/15/19	EUR	700	987,265
Matterhorn Midco & CY SCA (Luxembourg),
Gtd. Notes, 144A
7.750%	02/15/20	EUR	600	877,037

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Telecommunications (continued)
Matterhorn Mobile SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.750%	05/15/19	CHF	350	$421,381
Millicom International Cellular SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
6.625%	10/15/21		550	591,250
Mobile Challenger Intermediate Group SA (Switzerland),
Sr. Sec’d. Notes, PIK, 144A
8.750%	03/15/19	CHF	150	174,222
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21		850	244,375
10.000%	08/15/16		875	271,250
NII International Telecom Sarl,
Gtd. Notes, 144A
11.375%	08/15/19		550	486,750
PCCW Capital No 4 Ltd. (Hong Kong),
Gtd. Notes, RegS
5.750%	04/17/22		400	422,759
Sable International Finance Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
8.750%	02/01/20		925	1,040,625
SBA Tower Trust,
1st Lien, 144A
2.933%	12/15/17		685	698,086
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23		1,665	1,683,598
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18(a)		1,600	1,940,000
Sr. Unsec’d. Notes
11.500%	11/15/21		300	405,000
Sunrise Communications International SA (Switzerland),
Sr. Sec’d. Notes, 144A
7.000%	12/31/17	EUR	750	1,080,891
UPC Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.750%	03/15/23	CHF	825	1,031,250
6.750%	03/15/23	EUR	200	303,300
UPCB Finance V Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21		300	330,000
UPCB Finance VI Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22		350	382,375
ViaSat, Inc.,
Gtd. Notes
6.875%	06/15/20		550	592,625
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, 144A
7.748%	02/02/21		925	1,010,563
Sr. Unsec’d. Notes, RegS
7.748%	02/02/21		300	327,750
VimpelCom Holdings BV (Russia),
Gtd. Notes, 144A
5.200%	02/13/19		290	290,435
7.504%	03/01/22		225	242,719

SEE NOTES TO FINANCIAL STATEMENTS.

A345

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Telecommunications (continued)
Gtd. Notes, RegS
7.504%	03/01/22		750	$809,063
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes
5.250%	01/15/21		615	648,825
West Corp., Gtd. Notes
7.875%	01/15/19		550	583,688
8.625%	10/01/18		300	318,750
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A
6.500%	04/30/20		550	596,063

				40,158,190

Textiles, Apparel & Luxury Goods
Boardriders SA (Luxembourg), Gtd. Notes, 144A
8.875%	12/15/17	EUR	100	142,407
Quiksilver, Inc./QS Wholesale, Inc., Gtd. Notes
10.000%	08/01/20(a)		800	804,000
Sr. Sec’d. Notes, 144A
7.875%	08/01/18		350	355,250
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21(a)		825	841,500
William Carter Co. (The),
Gtd. Notes, 144A
5.250%	08/15/21(a)		1,322	1,378,185
Wolverine World Wide, Inc.,
Gtd. Notes
6.125%	10/15/20		175	188,563

				3,709,905

Tobacco — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.750%	05/05/21		2,815	3,104,959
9.250%	08/06/19		1,690	2,245,812
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	02/11/23(a)		2,540	2,516,454
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		1,745	1,683,510

				9,550,735

Trading Companies & Distributors
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20(a)		875	955,937
11.500%	07/15/20		175	210,437

				1,166,374

Transportation — 0.1%
Brunswick Rail Finance Ltd. (Russia),
Gtd. Notes, RegS
6.500%	11/01/17		900	904,500
Gategroup Finance Luxembourg SA (Switzerland),
Gtd. Notes, 144A
6.750%	03/01/19	EUR	350	510,407

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Transportation (continued)
GATX Corp.,
Sr. Unsec’d. Notes
2.500%	03/15/19		3,175	$3,195,431
2.500%	07/30/19		2,215	2,229,254
3.500%	07/15/16		3,550	3,719,282
4.850%	06/01/21		635	697,218
Kazakhstan Temir Zholy Finance BV (Kazakhstan),
Gtd. Notes, 144A
6.375%	10/06/20		1,500	1,659,375
6.950%	07/10/42		200	219,000
Mersin Uluslararasi Liman Isletmeciligi A/S (Tunisia),
Sr. Unsec’d. Notes, RegS
5.875%	08/12/20		285	301,217

				13,435,684

Wireless Telecommunication Services — 0.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22		1,150	1,224,750
B Communications Ltd. (Iceland),
Sr. Sec’d. Notes, 144A
7.375%	02/15/21		675	725,625
Banglalink Digital Communications Ltd. (Botswana),
Sr. Unsec’d. Notes, 144A
8.625%	05/06/19		480	508,800
Bite Finance International BV (Nigeria),
Sr. Sec’d. Notes, 144A
7.835%(c)	02/15/18	EUR	800	1,109,243
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23(a)		1,675	1,746,187
Digicel Group Ltd. (Bangladesh),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		625	651,563
8.250%	09/30/20(a)		200	218,000
EarthLink, Inc.,
Sr. Sec’d. Notes
7.375%	06/01/20		300	319,875
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23(a)		1,400	1,393,000
Millicom International Cellular SA (Luxembourg),
Sr. Unsec’d. Notes, RegS
6.625%	10/15/21		400	430,000
Sprint Corp.,
Gtd. Notes, 144A
7.125%	06/15/24(a)		6,175	6,545,500
T-Mobile US, Inc.,
Gtd. Notes
6.250%	04/01/21(a)		2,025	2,151,563
6.633%	04/28/21		1,075	1,163,688
6.731%	04/28/22(a)		1,300	1,402,375
Turk Telekomunikasyon A/S (Turkey),
Sr. Unsec’d. Notes, 144A
4.875%	06/19/24		600	582,060
Wind Acquisition Finance SA (Luxembourg),
Gtd. Notes, 144A
7.375%	04/23/21		1,500	1,601,250
Sr. Sec’d. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A346

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Wireless Telecommunication Services (continued)
4.750%	07/15/20		900	$906,750

				22,680,229

TOTAL CORPORATE OBLIGATIONS
(cost $1,299,678,469)				1,345,193,099

FOREIGN GOVERNMENT BONDS — 2.5%
Arab Republic of Egypt (Egypt),
Sr. Unsec’d. Notes, RegS
6.875%	04/30/40		250	245,000
Argentina Bonar Bonds (Argentina),
Bonds
7.000%	10/03/15		1,120	1,083,040
7.000%	04/17/17		1,560	1,457,040
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.260%(c)	12/31/38(a)	EUR	2,050	1,249,144
Barbados Government International Bond (Barbados),
Unsec’d. Notes, RegS
6.625%	12/05/35		200	161,000
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23		2,410	2,410,000
4.854%	02/06/24		4,085	4,301,505
5.603%	07/20/20		1,095	1,220,925
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/24	BRL	4,024	4,539,646
Sr. Notes
10.000%	01/01/17	BRL	32,606	14,255,370
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23		2,355	2,174,843
4.250%	01/07/25		1,600	1,621,600
Bulgaria Government International Bond (Bulgaria),
Unsec’d. Notes
2.950%	09/03/24	EUR	300	402,780
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	03/18/19		700	852,250
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23		1,300	1,350,375
Sr. Unsec’d. Notes, RegS
6.625%	07/14/20		400	447,000
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.600%	01/28/24		140	152,810
Sr. Unsec’d. Notes, RegS
9.040%	01/23/18		66	72,366
Financing of Infrastrucural Projects State Enterprise (Ukraine),
Gov’t. Gtd. Notes, RegS
9.000%	12/07/17		2,500	2,400,000
Gabonese Republic (Gabon),
Bonds, RegS
6.375%	12/12/24		400	436,936
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes, RegS(g)(i)
6.000%	09/15/25		284	88,040

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Hazine Mustesarligi Varlik Kiralama A/S (Turkey),
Bonds, 144A
4.557%	10/10/18		400	$418,000
Hellenic Republic Government Bond (Greece),
Bonds
2.000%	02/24/27	EUR	2,350	2,395,295
Sr. Unsec’d. Notes, 144A
4.750%	04/17/19	EUR	970	1,357,070
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		710	759,700
5.750%	11/22/23		310	341,775
7.625%	03/29/41		100	128,062
Iceland Government International Bond (Iceland),
Unsec’d. Notes, RegS
5.875%	05/11/22		2,550	2,813,948
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
4.875%	05/05/21		2,545	2,672,250
11.625%	03/04/19		990	1,346,400
Sr. Unsec’d. Notes, RegS
3.375%	04/15/23		2,600	2,411,500
4.625%	04/15/43		2,800	2,443,000
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
6.125%	05/15/28	IDR	16,013,000	1,067,083
7.000%	05/15/27	IDR	7,987,000	592,877
8.375%	03/15/24	IDR	10,493,000	897,061
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, RegS
5.750%(c)	12/31/32		1,150	1,114,063
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	06/24/19		595	638,137
Unsec’d. Notes
10.625%	06/20/17		1,100	1,256,750
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22	MXN	17,100	1,400,958
7.500%	06/03/27	MXN	6,500	568,356
7.750%	11/13/42	MXN	123,600	10,788,560
8.000%	06/11/20	MXN	39,000	3,456,139
8.500%	12/13/18	MXN	9,000	802,835
8.500%	11/18/38	MXN	8,000	751,555
10.000%	11/20/36	MXN	2,338	250,775
Mexican Udibonos (Mexico),
Bonds
2.500%	12/10/20	MXN	2,917	1,205,422
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
5.550%	01/21/45		500	568,750
5.750%	10/12/2110		376	398,936
6.050%	01/11/40		1,820	2,205,840
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		5,706	5,820,120
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, 144A
4.125%	01/05/18		215	202,100
Sr. Unsec’d. Notes, RegS
4.125%	01/05/18		1,400	1,316,000

SEE NOTES TO FINANCIAL STATEMENTS.

A347

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
5.125%	12/05/22	600	$522,000
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22	3,725	3,729,656
Namibia International Bonds (Namibia),
Sr. Unsec’d. Notes, 144A
5.500%	11/03/21	400	428,492
Pakistan Government International Bond (Pakistan),
Bonds, 144A
7.250%	04/15/19	200	204,500
Perusahaan Penerbit SBSN Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
3.300%	11/21/22	4,050	3,726,000
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	1,680	1,691,789
Unsec’d. Notes
1.300%	04/03/17(a)	2,125	2,146,511
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18	3,155	3,133,489
1.600%	09/21/16(a)	1,980	2,018,293
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, RegS
4.500%	01/20/22	527	579,068
5.750%	01/20/42	300	342,750
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Unsec’d. Notes, RegS
7.000%	08/16/19	1,000	1,090,200
Republic of Armenia (Armenia),
Sr. Unsec’d. Notes, 144A
6.000%	09/30/20(a)	1,700	1,793,500
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21(a)	1,800	1,962,000
5.625%	01/07/41(a)	4,170	4,482,750
7.125%	01/20/37	1,410	1,783,650
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
2.625%	03/15/23	2,885	2,697,475
4.000%	02/26/24	400	412,400
4.375%	07/12/21	200	214,600
6.125%	01/18/41(a)	2,765	3,311,087
Republic of Congo (Congo),
Sr. Unsec’d. Notes, RegS
3.500%(c)	06/30/29	155	140,591
Republic of Iceland (Iceland),
Unsec’d. Notes, 144A
4.875%	06/16/16	850	892,636
5.875%	05/11/22	935	1,031,781
Unsec’d. Notes, RegS
4.875%	06/16/16	1,000	1,050,160
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, 144A
3.750%	04/25/22(a)	4,300	4,176,375
5.250%	01/17/42	1,000	950,000
Sr. Unsec’d. Notes, RegS
3.750%	04/25/22	760	738,150
4.875%	05/05/21	2,400	2,520,000
5.250%	01/17/42	750	712,500

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
5.875%	03/13/20		1,169	$1,297,590
7.750%	01/17/38		980	1,220,100
Republic of Iraq (Iraq),
Unsec’d. Notes, RegS
5.800%	01/15/28		1,590	1,431,000
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50		1,190	1,332,205
6.550%	03/14/37		460	577,990
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34		1,575	1,984,500
Republic of Serbia (Serbia),
Bonds, RegS
4.875%	02/25/20		1,165	1,179,563
Sr. Unsec’d. Notes, 144A
5.250%	11/21/17		270	281,475
Sr. Unsec’d. Notes, RegS
5.250%	11/21/17		1,175	1,224,937
6.750%(c)	11/01/24		555	561,489
7.250%	09/28/21		4,460	5,084,400
Unsec’d. Notes, 144A
5.875%	12/03/18		640	680,800
Republic of South Africa (South Africa),
Bonds
7.750%	02/28/23	ZAR	26,000	2,383,223
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.375%	08/22/23		996	1,020,701
Sr. Unsec’d. Notes, MTN
4.875%	11/07/19	EUR	160	248,325
Sr. Unsec’d. Notes, RegS
4.375%	08/22/23		1,000	1,024,800
6.750%	02/07/22		500	596,875
Russian Federal Bond - OFZ (Russia),
Bonds
7.500%	02/27/19	RUB	33,000	949,545
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, RegS
4.500%	04/04/22(a)		5,600	5,726,000
5.625%	04/04/42		1,000	1,042,500
7.500%(c)	03/31/30		19,029	22,038,593
Slovenia Government International Bond (Slovenia),
Bonds, 144A
4.125%	02/18/19(a)		840	884,898
5.850%	05/10/23		1,810	2,031,725
Bonds, RegS
5.850%	05/10/23		1,000	1,122,500
Unsec’d. Notes, 144A
5.250%	02/18/24		550	591,250
South Africa Government International Bond (South Africa),
Bonds
8.000%	12/21/18	ZAR	8,700	831,290
Sr. Unsec’d. Notes
4.665%	01/17/24(a)		3,360	3,423,000
5.500%	03/09/20		1,170	1,280,273
5.875%	05/30/22		1,300	1,446,250
5.875%	09/16/25(a)		6,705	7,452,608
6.250%	03/08/41		200	231,500
6.875%	05/27/19		1,355	1,566,719

SEE NOTES TO FINANCIAL STATEMENTS.

A348

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19	1,135	$1,194,588
Sr. Unsec’d. Notes, RegS
5.875%	07/25/22	1,000	1,028,750
6.250%	10/04/20	800	846,000
6.250%	07/27/21	400	422,000
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes
5.125%	03/01/17	345	382,959
Tanzania Government International Bond (Tanzania),
Bonds, RegS
6.450%(c)	03/08/20	1,100	1,171,500
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23(a)	3,225	2,973,450
5.625%	03/30/21	1,750	1,907,500
6.250%	09/26/22	3,350	3,774,780
6.750%	05/30/40	1,550	1,808,540
6.875%	03/17/36	600	706,500
7.000%	06/05/20	2,000	2,329,400
7.250%	03/05/38	200	247,000
7.500%	11/07/19	2,800	3,319,400
Unsec’d. Notes
4.875%	04/16/43	2,200	2,068,000
5.125%	03/25/22	4,800	5,071,200
6.000%	01/14/41	3,125	3,339,844
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
6.250%	06/17/16	400	386,080
Sr. Unsec’d. Notes, RegS
6.580%	11/21/16	6,615	6,383,475
6.750%	11/14/17	850	810,900
9.250%	07/24/17(a)	779	788,737
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25	2,040	1,570,800
Sr. Unsec’d. Notes, RegS
8.250%	10/13/24	2,200	1,765,500
9.250%	05/07/28	2,382	2,000,712
11.950%	08/05/31	4,524	4,433,030
12.750%	08/23/22	7,035	7,228,463
Wakala Global Sukuk Bhd (Malaysia),
Sr. Unsec’d. Notes, RegS
4.646%	07/06/21	1,000	1,099,620
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes, 144A
8.500%	04/14/24	200	221,510
Unsec’d. Notes, RegS
5.375%	09/20/22	1,250	1,171,875

TOTAL FOREIGN GOVERNMENT BONDS (cost $270,987,233)			274,994,127

MUNICIPAL BONDS — 0.6%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	2,375	3,192,475
City of Los Angeles Department of Airports,
Revenue Bonds, BABs

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
California (continued)
7.053%	05/15/40	1,230	$1,598,914
East Bay Municipal Utility District,
Revenue Bonds, BABs
5.874%	06/01/40	1,505	1,892,161
San Diego County Water Authority,
Revenue Bonds, BABs
6.138%	05/01/49	275	356,722
University of California,
Revenue Bonds
4.601%	05/15/31	4,385	4,765,399

			11,805,671

Colorado
Denver City & County School District No. 1,
Certificate Participation
4.242%	12/15/37	1,215	1,185,026

District of Columbia
District of Columbia,
Revenue Bonds, BABs
5.591%	12/01/34	120	143,020

Florida — 0.1%
State Board of Administration Finance Corp.,
Revenue Bonds
1.298%	07/01/16	2,100	2,116,548
2.995%	07/01/20	2,345	2,366,879

			4,483,427

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	300	372,282
City of Chicago IL O’Hare International Airport Revenue,
Revenue Bonds, BABs
6.395%	01/01/40	480	613,502
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	2,065	2,477,360

			3,463,144

Kansas
Kansas Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	125	137,976

Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.754%	07/01/41	1,140	1,380,437
5.888%	07/01/43	2,120	2,653,350

			4,033,787

Massachusetts
Commonwealth of Massachusetts,
General Obligation Ltd., BABs
4.500%	08/01/31	840	908,972

New York — 0.2%
City of New York,
General Obligation Unlimited, BABs
5.846%	06/01/40	1,180	1,445,382

SEE NOTES TO FINANCIAL STATEMENTS.

A349

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
New York (continued)
6.271%	12/01/37	645	$825,839
Metropolitan Transportation Authority,
Revenue Bonds, BABs
7.336%	11/15/39	1,940	2,816,395
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	2,121,248
Revenue Bonds, BABs
5.508%	08/01/37	1,905	2,286,800
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	265	340,435
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	4,320	4,403,246
Utility Debt Securitization Authority,
Revenue Bonds
2.042%	06/15/21	1,820	1,828,499

			16,067,844

Ohio
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	1,915	1,981,833

Oregon
State of Oregon,
General Obligation Unlimited
5.892%	06/01/27	60	72,571

Pennsylvania
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.964%	04/15/26	3,920	3,891,658

Puerto Rico
Commonwealth of Puerto Rico,
General Obligation Unlimited
8.000%	07/01/35	1,150	1,012,012
Government Development Bank for Puerto Rico,
Revenue Bonds
3.448%	02/01/15	180	174,600
3.800%	08/01/15	400	360,284
5.000%	12/01/15	810	766,633

			2,313,529

South Carolina
South Carolina State Public Service Authority,
Revenue Bonds
4.322%	12/01/27	1,460	1,503,333

Texas
Texas Transportation Commission,
Revenue Bonds, BABs
5.178%	04/01/30	2,420	2,850,324

Utah
Utah Transit Authority,
Revenue Bonds, BABs
5.937%	06/15/39	1,920	2,415,283

Virginia — 0.1%
University of Virginia,

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
Virginia (continued)
Revenue Bonds, BABs
5.000%	09/01/40	1,130	$1,280,426
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	120	139,196
Virginia Public Building Authority,
Revenue Bonds
4.250%	12/15/30	1,755	1,802,648
Revenue Bonds, BABs
5.900%	08/01/30	1,015	1,208,672

			4,430,942

TOTAL MUNICIPAL BONDS
(cost $59,005,988)			61,688,340

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.682%(c)	02/25/34	35	35,471
Series 2004-D, Class 2A2
3.109%(c)	05/25/34	16	16,446
Series 2004-H, Class 2A2
2.749%(c)	09/25/34	27	26,525
Series 2004-I, Class 3A2
3.121%(c)	10/25/34	13	12,995
Series 2005-J, Class 2A1
2.756%(c)	11/25/35	151	139,378
Series 2005-J, Class 3A1
2.806%(c)	11/25/35	41	38,471
Credit Suisse Mortgage Capital Certificates,
Series 2010-1R, Class 42A1, 144A(g)
5.000%	10/27/36	57	59,116
DSLA Mortgage Loan Trust,
Series 2004-AR1, Class A1A
0.992%(c)	09/19/44	2,276	2,181,795
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A5, 144A
1.728%(c)	10/18/54	575	585,177
Series 2012-1A, Class 3A1, 144A
1.728%(c)	10/18/54	2,620	2,703,903
Government National Mortgage Assoc.,
Series 2010-92, Class PI, IO
4.500%	11/20/37	1,430	177,464
Series 2010-103, Class IN, IO
4.500%	02/20/39	1,515	179,417
Series 2010-164, Class MI, IO
4.000%	09/20/37	6,494	712,321
Series 2011-41, Class AI, IO
4.500%	12/20/39	1,825	300,619
Series 2011-88, Class EI, IO
4.500%	11/20/39	1,680	274,051
Series 2013-24, Class OI, IO
4.000%	02/20/43	2,168	449,417
Holmes Master Issuer PLC (United Kingdom),
Series 2012-1A, Class A2, 144A
1.876%(c)	10/15/54	1,340	1,352,772
Series 2012-3A, Class B1, 144A
2.426%(c)	10/15/54	1,250	1,300,076

SEE NOTES TO FINANCIAL STATEMENTS.

A350

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
2.703%(c)	07/25/35	471	$478,943
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%(c)	02/25/40	18	17,328
Series 2013-6, Class A1
2.500%(c)	05/25/43	3,230	2,942,012
Series 2013-7, Class A2
3.000%(c)	06/25/43	1,555	1,485,082
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
2.539%(c)	09/25/35	93	93,798
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-O, Class 5A1
2.514%(c)	01/25/34	23	23,466
Series 2004-G, Class A3
3.379%(c)	06/25/34	175	175,834

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $15,238,667)			15,761,877

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.3%
Federal Home Loan Mortgage Corp.
2.202%(c)	04/01/37	293	310,205
2.348%(c)	01/01/36	5	4,808
2.358%(c)	02/01/37	165	175,964
2.375%(c)	02/01/35	85	90,240
2.388%(c)	03/01/36	34	36,020
2.410%(c)	09/01/32-07/01/35	20	21,411
2.419%(c)	02/01/37	53	56,859
2.432%(c)	01/01/37	21	22,421
2.500%	05/01/28	3,433	3,488,477
2.525%(c)	11/01/35	14	14,478
2.605%(c)	02/01/37	96	102,802
2.776%(c)	02/01/37	72	78,109
3.000%	01/01/43-07/01/43	28,932	28,573,779
3.500%	09/01/42-05/01/43	24,987	25,717,033
4.000%	08/01/26-12/01/41	16,191	17,194,608
4.500%	04/01/19-04/01/41	17,550	19,004,476
4.500%	TBA	2,305	2,494,662
5.000%	10/01/18-08/01/40	3,959	4,432,175
5.000%	TBA	5,855	6,480,753
5.500%	12/01/18-01/01/38	3,920	4,396,060
5.891%(c)	12/01/36	4	3,940
5.935%(c)	10/01/36	17	18,115
6.000%	10/01/32-08/01/38	203	228,406
6.055%(c)	11/01/36	13	14,468
6.110%(c)	10/01/36	20	21,629
6.316%(c)	08/01/36	13	14,133
6.500%	08/01/36	63	71,513
7.000%	06/01/32	5	5,375
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.426%(c)	08/25/17	1,205	1,215,180
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.875%(c)	04/25/22	1,923	1,918,537

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Assoc.
1.987%(c)	12/01/35	5	$5,689
2.200%(c)	12/01/35	31	33,151
2.250%(c)	09/01/37	34	35,944
2.293%(c)	07/01/35	38	40,254
2.325%(c)	11/01/37	193	208,338
2.500%	10/01/27-04/01/28	31,703	32,246,397
2.500%	TBA	4,510	4,581,173
2.517%(c)	12/01/35	13	13,680
2.665%(c)	12/01/36	52	56,188
2.670%(c)	11/01/35	55	59,152
2.740%(c)	08/01/37	66	70,547
2.772%(c)	08/01/36	47	50,627
2.797%(c)	01/01/37	70	75,169
3.000%	01/01/27-11/01/43	120,585	120,158,571
3.000%	TBA	3,840	3,988,800
3.000%	TBA	22,315	22,044,787
3.500%	03/01/34-12/01/43	53,217	54,902,810
3.500%	TBA	15,795	16,258,978
4.000%	04/01/24-06/01/42	74,677	79,505,348
4.000%	TBA	11,395	12,056,890
4.500%	05/01/19-04/01/42	82,932	89,792,690
4.500%	TBA	15,550	16,840,168
5.000%	05/01/18-01/01/42	55,616	61,895,049
5.000%	TBA	13,700	15,213,422
5.500%	01/01/17-03/01/40	33,043	37,045,012
5.500%	TBA	15,770	17,655,537
5.846%(c)	09/01/36	7	7,804
6.000%	04/01/21-10/01/40	32,343	36,544,216
6.500%	02/01/32-05/01/40	10,080	11,362,967
7.000%	01/01/31-04/01/37	32	34,883
Government National Mortgage Assoc.
2.500%	06/20/27-03/20/43	29,827	28,926,002
3.000%	11/20/42-12/20/42	10,807	10,940,695
3.500%	08/20/42-05/20/44	46,743	48,770,442
4.000%	09/20/25-05/20/41	21,962	23,554,288
4.500%	11/20/39-03/20/41	24,046	26,343,612
4.500%	TBA	2,785	3,040,980
5.000%	03/20/34-03/20/41	9,487	10,534,680
5.500%	10/20/32-01/20/36	10,194	11,392,922
6.000%	01/20/33	3	3,246
6.500%	09/20/32-12/20/33	16	17,190
8.000%	12/15/16-07/15/23	4	4,915
8.500%	06/15/16-07/15/26	13	14,423
9.500%	03/15/19-01/15/20	1	1,235

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $906,236,889)			912,535,507

U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bonds
3.125%	02/15/43	63,995	61,605,171
4.625%	02/15/40	13,330	16,577,108
5.375%	02/15/31	17,390	22,832,531
U.S. Treasury Inflation Indexed Bonds, TIPS
0.625%	01/15/24	26,475	27,871,479
1.375%	02/15/44	12,760	14,274,131
1.625%	01/15/15	10,835	13,671,680
2.000%	07/15/14	17,580	22,149,357

SEE NOTES TO FINANCIAL STATEMENTS.

A351

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
0.500%	08/15/14	30,060	$30,074,098
0.625%	11/30/17	204,660	201,526,246
0.875%	02/28/17	209,825	210,595,477
1.250%	10/31/18	35,830	35,552,891
1.500%	05/31/19	4,420	4,397,900
2.625%(k)	04/30/16	6,080	6,328,660
2.750%	02/15/24	3,485	3,564,228

TOTAL U.S. TREASURY OBLIGATIONS
(cost $665,711,267)			671,020,957

TOTAL LONG-TERM INVESTMENTS
(cost $8,384,723,674)			9,759,237,316

		Shares
SHORT-TERM INVESTMENTS — 16.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,792,768,854; includes $508,597,222 of cash collateral for securities on loan)(b)(w) (Note 4)		1,792,768,854	1,792,768,854

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bills(h)
(cost $39,993,758)
0.050%	10/16/14	40,000	39,994,960

TOTAL SHORT-TERM INVESTMENTS (cost $1,832,762,612)			1,832,763,814

TOTAL INVESTMENTS — 105.1%
(cost $10,217,486,286)			11,592,001,130
Liabilities in excess of other assets(x) — (5.1)%			(560,406,765)

NET ASSETS — 100.0%			$11,031,594,365

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
ADS	American Depositary Security
ASX	Australian Securities Exchange
BABs	Build America Bonds
CDX	Credit Derivative Index
CVA	Certified Van Aandelen (Bearer)

EAFE	Europe, Australasia, Far East
FTSE	Financial Times Stock Exchange
IO	Interest Only
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trusts
SGMX	Sigma X Mtf
SPI	Swiss Performance Index
STOXX	Stock Index for the Eurozone
TOPIX	Tokyo Stock Price Index
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
XNGS	Nasdaq/Ngs (Global Select Market)
XTSE	Toronto Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indian Rupee
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $496,222,242; cash collateral of $508,597,222 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A352

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
401	2 Year U.S.Treasury Notes	Sep. 2014	$88,075,891	$88,057,094	$(18,797)
668	5 Year U.S.Treasury Notes	Sep. 2014	79,823,149	79,799,906	(23,243)
710	10 Year U.S. Treasury Notes	Sep. 2014	88,716,220	88,872,031	155,811
317	30 Year U.S. Ultra Treasury Bonds	Sep. 2014	47,227,852	47,530,188	302,336
104	ASX SPI 200 Index	Sep. 2014	13,123,810	13,126,261	2,451
1,227	Euro STOXX 50	Sep. 2014	54,915,103	54,301,849	(613,254)
385	FTSE 100 Index	Sep. 2014	44,315,016	44,217,809	(97,207)
279	Mini MSCI EAFE Index	Sep. 2014	27,326,645	27,466,155	139,510
262	Russell 2000 Mini Index	Sep. 2014	30,531,915	31,185,860	653,945
4,762	S&P 500 E-Mini	Sep. 2014	460,256,198	464,866,440	4,610,242
231	TOPIX Index	Sep. 2014	28,252,169	28,788,066	535,897

					5,647,691

Short Positions:
1,499	10 Year U.S. Treasury Notes	Sep. 2014	187,109,922	187,632,641	(522,719)
47	20 Year U.S. Treasury Bonds	Sep. 2014	6,408,516	6,447,813	(39,297)

					(562,016)

					$5,085,675

(1)	U.S. Treasury securities with a combined market value of $35,814,964 have been segregated with Goldman Sachs & Co. and J.P. Morgan Securities LLC to cover requirements for open contracts at June 30, 2014.

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/18/14	Bank of New York Mellon	AUD	8,250	$7,732,478	$7,768,037	$35,559
Brazilian Real,
Expiring 08/22/14	JPMorgan Chase	BRL	4,060	1,810,883	1,809,024	(1,859)
British Pound,
Expiring 07/18/14	Citigroup Global Markets	GBP	18,380	31,165,146	31,450,717	285,571
Colombian Peso,
Expiring 08/22/14	Credit Suisse First Boston Corp.	COP	3,006,114	1,553,547	1,596,270	42,723
Euro,
Expiring 07/18/14	Royal Bank of Scotland Group PLC	EUR	550	745,385	753,167	7,782
Expiring 07/18/14	State Street Bank	EUR	25,830	34,950,317	35,371,468	421,151
Expiring 08/22/14	Goldman Sachs & Co.	EUR	904	1,225,845	1,238,702	12,857
Expiring 08/22/14	Morgan Stanley	EUR	503	691,949	688,673	(3,276)
Expiring 09/12/14	RBC Dominion Securities	EUR	760	1,034,037	1,041,645	7,608
Expiring 09/12/14	Royal Bank of Scotland Group PLC	EUR	197	268,564	270,249	1,685
Indian Rupee,
Expiring 08/22/14	Deutsche Bank AG	INR	33,459	547,521	549,167	1,646
Indonesian Rupiah,
Expiring 08/22/14	Deutsche Bank AG	IDR	17,950,367	1,535,532	1,498,764	(36,768)
Japanese Yen,
Expiring 07/18/14	Morgan Stanley	JPY	105,000	1,031,230	1,036,626	5,396
Expiring 07/18/14	Standard Chartered PLC	JPY	2,440,000	23,909,684	24,089,234	179,550
Malaysian Ringgit,
Expiring 08/22/14	Hong Kong & Shanghai Bank	MYR	1,189	367,736	368,701	965
Mexican Peso,
Expiring 08/22/14	Hong Kong & Shanghai Bank	MXN	8,238	630,140	632,598	2,458

SEE NOTES TO FINANCIAL STATEMENTS.

A353

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (continued),
Expiring 08/22/14	Pershing LLC	MXN	193	$14,753	$14,815	$62
Expiring 08/22/14	Pershing LLC	MXN	73	5,612	5,598	(14)
Peruvian Nuevo Sol, Expiring 08/22/14	Morgan Stanley	PEN	5,345	1,912,686	1,898,926	(13,760)
Polish Zloty,
Expiring 08/22/14	Bank of America	PLN	520	169,309	170,628	1,319
Expiring 08/22/14	Deutsche Bank AG	PLN	11,213	3,646,712	3,679,337	32,625
Russian Ruble,
Expiring 07/15/14	Credit Suisse First Boston Corp.	RUB	65,441	1,823,248	1,919,218	95,970
Expiring 07/15/14	Royal Bank of Scotland Group PLC	RUB	96,875	2,672,414	2,841,084	168,670
South African Rand,
Expiring 08/22/14	Bank of America	ZAR	4,002	365,580	372,887	7,307
Expiring 08/22/14	Barclays Capital Group	ZAR	19,602	1,854,254	1,826,420	(27,834)
South Korean Won, Expiring 08/22/14	Bank of America	KRW	1,872,416	1,823,190	1,846,619	23,429
Swiss Franc, Expiring 07/18/14	Bank of New York Mellon	CHF	12,575	13,976,415	14,182,404	205,989
Turkish Lira, Expiring 08/22/14	Credit Suisse First Boston Corp.	TRY	692	325,679	322,946	(2,733)

				$137,789,846	$139,243,924	$1,454,078

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 08/22/14	JPMorgan Chase	BRL	330	$145,310	$147,038	$(1,728)
Expiring 08/22/14	UBS AG	BRL	37,094	16,285,012	16,528,063	(243,051)
Expiring 08/22/14	UBS AG	BRL	7,125	3,121,440	3,174,703	(53,263)
Expiring 08/22/14	UBS AG	BRL	6,439	2,836,689	2,869,041	(32,352)
British Pound,
Expiring 07/10/14	Barclays Capital Group	GBP	4,145	6,934,703	7,093,453	(158,750)
Expiring 07/10/14	Barclays Capital Group	GBP	116	194,554	198,495	(3,941)
Expiring 07/10/14	Canadian Imperial Bank of Commerce	GBP	524	876,389	896,909	(20,520)
Expiring 07/10/14	Deutsche Bank AG	GBP	447	750,797	764,244	(13,447)
Expiring 07/10/14	Deutsche Bank AG	GBP	217	365,447	371,341	(5,894)
Expiring 07/10/14	Royal Bank of Scotland Group PLC	GBP	297	500,772	508,343	(7,571)
Chilean Peso,
Expiring 08/22/14	Bank of America	CLP	2,027,490	3,650,496	3,645,118	5,378
Expiring 08/22/14	Bank of America	CLP	116,852	207,515	210,082	(2,567)
Euro,
Expiring 08/22/14	Bank of America	EUR	225	304,799	308,155	(3,356)
Expiring 08/22/14	Goldman Sachs & Co.	EUR	430	585,473	589,089	(3,616)
Expiring 08/22/14	JPMorgan Chase	EUR	200	273,981	273,915	66
Expiring 08/22/14	Morgan Stanley	EUR	388	531,855	531,396	459
Expiring 08/22/14	Pershing LLC	EUR	102	141,522	139,150	2,372
Expiring 08/22/14	State Street Bank	EUR	6,665	9,189,709	9,128,225	61,484
Expiring 09/12/14	Bank of America	EUR	128	174,778	175,529	(751)
Expiring 09/12/14	Deutsche Bank AG	EUR	442	599,486	606,070	(6,584)
Expiring 09/12/14	Morgan Stanley	EUR	17,056	23,094,429	23,360,895	(266,466)
Hungarian Forint,
Expiring 08/22/14	Deutsche Bank AG	HUF	162,333	725,384	716,221	9,163
Indonesian Rupiah,
Expiring 08/22/14	Deutsche Bank AG	IDR	17,039,718	1,422,305	1,422,729	(424)

SEE NOTES TO FINANCIAL STATEMENTS.

A354

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Indonesian Rupiah (continued),
Expiring 08/22/14	Deutsche Bank AG	IDR	8,324,951	$715,530	$695,091	$20,439
Mexican Peso,
Expiring 08/22/14	Barclays Capital Group	MXN	157,621	12,053,300	12,103,697	(50,397)
Expiring 08/22/14	JPMorgan Chase	MXN	6,691	508,743	513,801	(5,058)
Expiring 08/22/14	JPMorgan Chase	MXN	6,353	491,015	487,846	3,169
Expiring 08/22/14	Morgan Stanley	MXN	17,194	1,317,117	1,320,344	(3,227)
Expiring 08/22/14	UBS AG	MXN	10,689	817,646	820,814	(3,168)
Peruvian Nuevo Sol, Expiring 08/22/14	Morgan Stanley	PEN	6,411	2,273,404	2,277,645	(4,241)
Romanian Leu, Expiring 07/15/14	Bank of America	RON	2,914	902,419	909,303	(6,884)
Russian Ruble,
Expiring 07/15/14	Goldman Sachs & Co.	RUB	96,903	2,656,086	2,841,914	(185,828)
Expiring 07/15/14	Morgan Stanley	RUB	65,413	1,792,137	1,918,388	(126,251)
South African Rand, Expiring 08/22/14	JPMorgan Chase	ZAR	7,044	649,228	656,294	(7,066)
Swiss Franc,
Expiring 08/12/14	Goldman Sachs & Co.	CHF	44	49,093	49,635	(542)
Expiring 08/12/14	Royal Bank of Canada	CHF	2,118	2,411,798	2,389,622	22,176

				$99,550,361	$100,642,598	$(1,092,237)

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2014(4)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX.HY.CDS1.S21	06/20/19	5.000%	23,265	$1,623,897	$2,155,760	$531,863

The portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
CDX.EM.CDS1.S21	06/20/19	36,100	5.000%	$4,363,235	$2,842,804	$1,520,431	JPMorgan Chase
People’s Republic of China	09/20/19	400	1.000%	(5,419)	(4,959)	(460)	JPMorgan Chase

				$4,357,816	$2,837,845	$1,519,971

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps—Buy Protection(2):
CDX.HY.CDS1.S22	06/20/19	1,683	5.000%	$(119,577)	$(155,949)	$(36,372)
CDX.LG.CDS1.S22	06/20/19	162,500	1.000%	2,407,183	3,270,110	862,927

				$2,287,606	$3,114,161	$826,555

U.S. Treasury Securities with a combined market value of $3,414,570 have been segregated with J.P. Morgan Securities LLC to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2014.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the

SEE NOTES TO FINANCIAL STATEMENTS.

A355

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

Level 2—other	significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$4,674,180,969	$1,401,474,516	$—
Preferred Stocks	5,974,316	22,586,173	—
Rights	9,357	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	187,344,304	658,416
Residential Mortgage-Backed Securities	—	7,393,635	—
Commercial Mortgage-Backed Securities	—	178,421,723	—
Corporate Obligations	—	1,327,446,131	17,746,968
Foreign Government Bonds	—	274,994,127	—
Municipal Bonds	—	61,688,340	—
Residential Mortgage-Backed Securities	—	15,761,877	—
U.S. Government Agency Obligations	—	912,535,507	—
U.S. Treasury Obligations	—	711,015,917	—
Affiliated Money Market Mutual Fund	1,792,768,854	—	—
Other Financial Instruments*
Futures Contracts	5,085,675	—	—
Forward Foreign Currency Exchange Contracts	—	361,841	—
Credit Default Swaps	—	2,878,389	—

Total	$6,478,019,171	$5,103,902,480	$18,405,384

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A356

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (4.6% represents investments purchased with collateral from securities on loan)	16.2%
U.S. Government Agency Obligations	8.3
U.S. Treasury Obligations	6.5
Oil, Gas & Consumable Fuels	6.0
Banks	3.4
Pharmaceuticals	3.4
Media	3.2
Diversified Financial Services	2.9
Foreign Government Bonds	2.5
Insurance	2.4
Real Estate Investment Trust (REITs)	2.2
Chemicals	1.9
Software	1.8
Non-Residential Mortgage-Backed Securities	1.7
Capital Markets	1.6
Commercial Mortgage-Backed Securities	1.6
Internet Software & Services	1.6
Technology Hardware, Storage & Peripherals	1.6
Diversified Telecommunication Services	1.5
Industrial Conglomerates	1.5
Metals & Mining	1.5
Food Products	1.4
IT Services	1.4
Aerospace & Defense	1.2
Hotels, Restaurants & Leisure	1.2
Semiconductors & Semiconductor Equipment	1.2
Automobiles	1.1
Biotechnology	1.1
Food & Staples Retailing	1.1
Health Care Providers & Services	1.1
Specialty Retail	1.1
Beverages	1.0
Health Care Equipment & Supplies	1.0
Electric Utilities	0.9
Energy Equipment & Services	0.8
Multi-Utilities	0.8
Airlines	0.7
Communications Equipment	0.7
Internet & Catalog Retail	0.7
Wireless Telecommunication Services	0.7
Auto Components	0.6
Household Products	0.6
Independent Power & Renewable Electricity Producers	0.6
Municipal Bonds	0.6

Tobacco	0.6%
Commercial Banks	0.5
Consumer Finance	0.5
Electrical Equipment	0.5
Machinery	0.5
Multiline Retail	0.5
Textiles, Apparel & Luxury Goods	0.5
Air Freight & Logistics	0.4
Financial Services	0.4
Household Durables	0.4
Life Sciences Tools & Services	0.4
Personal Products	0.4
Telecommunications	0.4
Construction Materials	0.3
Real Estate Management & Development	0.3
Road & Rail	0.3
Trading Companies & Distributors	0.3
Commercial Services & Supplies	0.2
Containers & Packaging	0.2
Construction & Engineering	0.2
Health Care Services	0.2
Paper & Forest Products	0.2
Residential Mortgage-Backed Securities	0.2
Automotive Parts & Equipment	0.1
Building Products	0.1
Commercial Services	0.1
Computer Services & Software	0.1
Consumer Products & Services	0.1
Electronic Equipment, Instruments & Components	0.1
Engineering & Construction	0.1
Entertainment & Leisure	0.1
Environmental Control	0.1
Exploration & Production	0.1
Financial-Bank & Trust	0.1
Holding Companies – Diversified	0.1
Leisure Products	0.1
Machinery & Equipment	0.1
Marine	0.1
Oil & Gas Exploration/Production	0.1
Professional Services	0.1
Transportation	0.1

105.1
Liabilities in excess of other assets	(5.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A357

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$458,147	*	Due from broker-variation margin	$604,056	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,665,028		Unrealized depreciation on foreign currency forward contracts	1,303,187
Credit contracts	Due from broker-variation margin	1,394,790	*	Due from broker-variation margin	36,372	*
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	1,520,431		Unrealized depreciation on over-the-counter swap agreements	460
Credit contracts	Premiums paid for swap agreements	2,842,804		Premiums received for swap agreements	4,959
Equity contracts	Due from broker-variation margin	5,942,045	*	Due from broker-variation margin	710,461	*
Equity contracts	Unaffiliated investments	9,357		—	—

Total		$13,832,602			$2,659,495

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Purchased Options(1)	Futures	Forward Currency Contracts(2)	Swaps	Total
Interest rate contracts	$—	$(149,031)	$33,360	$—	$—	$(115,671)
Foreign exchange contracts	—	—	—	275,003	—	275,003
Credit contracts	—	—	—	—	1,779,742	1,779,742
Equity contracts	199,616	—	53,875,388	—	—	54,075,004

Total	$199,616	$(149,031)	$53,908,748	$275,003	$1,779,742	$56,014,078

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Futures	Forward Currency Contracts(4)	Swaps	Total
Interest rate contracts	$—	$(1,602,526)	$—	$—	$(1,602,526)
Foreign exchange contracts	—	—	696,161	—	696,161
Credit contracts	—	—	—	1,524,265	1,524,265
Equity contracts	9,357	(17,923,372)	—	—	(17,914,015)

Total	$9,357	$(19,525,898)	$696,161	$1,524,265	$(17,296,115)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A358

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Purchased Options(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Purchase Contracts(3)	Forward Foreign Currency Exchange Sale Contracts(4)	Credit Default Swap Agreements— Buy Protection(5)	Credit Default Swap Agreements— Sell Protection(5)
$49,677	$917,577,853	$239,097,862	$133,390,883	$88,911,238	$127,561,000	$89,921,667

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date Payable.

(4)	Value at Settlement Date Receivable.

(5)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A359

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Bank of America	$37,433	$(13,558)	$—	$23,875
Bank of New York Mellon	241,548	—	—	241,548
Barclays Capital Group	—	—	—	—
Canadian Imperial Bank of Commerce	—	—	—	—
Citigroup Global Markets	285,571	—	—	285,571
Credit Suisse First Boston Corp.	138,693	(2,733)	—	135,960
Deutsche Bank AG	63,873	(63,117)	(300,000)	—
Goldman Sachs & Co.	12,857	(12,857)	—	—
Hong Kong & Shanghai Bank	3,423	—	—	3,423
JPMorgan Chase.	4,366,470	(21,130)	(4,450,000)	—
Morgan Stanley	5,855	(5,855)	(172,139)	—
Pershing LLC	2,434	(14)	—	2,420
RBC Dominion Securities	7,608	—	—	7,608
Royal Bank of Canada	22,176	—	—	22,176
Royal Bank of Scotland Group PLC	178,137	(7,571)	—	170,566
Standard Chartered PLC	179,550	—	—	179,550
State Street Bank	482,635	—	—	482,635
UBS AG	—	—	—	—

	$6,028,263

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(13,558)	$13,558	$—	$—
Bank of New York Mellon	—	—	—	—
Barclays Capital Group	(240,922)	—	—	(240,922)
Canadian Imperial Bank of Commerce	(20,520)	—	—	(20,520)
Citigroup Global Markets	—	—	—	—
Credit Suisse First Boston Corp.	(2,733)	2,733	—	—
Deutsche Bank AG	(63,117)	63,117	—	—
Goldman Sachs & Co.	(189,986)	12,857	309,981	—
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase.	(21,130)	21,130	—	—
Morgan Stanley	(417,221)	5,855	—	(411,366)
Pershing LLC	(14)	14	—	—
RBC Dominion Securities	—	—	—	—
Royal Bank of Canada	—	—	—	—
Royal Bank of Scotland Group PLC	(7,571)	7,571	—	—
Standard Chartered PLC	—	—	—	—
State Street Bank	—	—	—	—
UBS AG	(331,834)	—	—	(331,834)

	$(1,308,606)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A360

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $496,222,242:
Unaffiliated investments (cost $8,424,717,432)	$9,799,232,276
Affiliated investments (cost $1,792,768,854)	1,792,768,854
Foreign currency, at value (cost $9,471,257)	9,515,446
Receivable for investments sold	68,475,019
Dividends and interest receivable	40,031,102
Tax reclaim receivable	6,386,927
Receivable for fund share sold	5,498,357
Premiums paid for swap agreements	2,842,804
Unrealized appreciation on foreign currency forward contracts	1,665,028
Unrealized appreciation on over-the-counter swap agreements	1,520,431
Due from broker-variation margin	641,064
Prepaid expenses	14,023

Total Assets	11,728,591,331

LIABILITIES:
Payable to broker for collateral for securities on loan	508,597,222
Payable for investments purchased	183,247,798
Advisory fees payable	2,896,403
Unrealized depreciation on foreign currency forward contracts	1,303,187
Accrued expenses and other liabilities	455,213
Due to broker	367,492
Distribution fee payable	120,525
Premiums received for swap agreements	4,959
Payable for fund share repurchased	1,863
Foreign capital gains tax liability accrued	1,479
Unrealized depreciation on over-the-counter swap agreements	460
Affiliated transfer agent fee payable	365

Total Liabilities	696,996,966

NET ASSETS	$11,031,594,365

Net assets were comprised of:
Paid-in capital	$8,338,672,223
Retained earnings	2,692,922,142

Net assets, June 30, 2014	$11,031,594,365

Net asset value and redemption price per share, $11,031,594,365 / 470,194,119 outstanding shares of beneficial interest	$23.46

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $3,086,541 foreign withholding tax)	$86,578,820
Interest income	61,605,331
Affiliated dividend income	812,485
Affiliated income from securities lending, net	569,440

149,566,076

EXPENSES
Advisory fees	41,369,270
Distribution fee	5,232,915
Custodian and accounting fees	860,000
Insurance expenses	66,000
Trustees’ fees	47,000
Audit fee	19,000
Legal fees and expenses	15,000
Commitment fee on syndicated credit agreement	6,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Miscellaneous	40,256

Total expenses	47,663,441
Less: advisory fee waivers and/or expense reimbursement	(1,933,392)

Net expenses	45,730,049

NET INVESTMENT INCOME	103,836,027

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	247,057,912
Futures transactions	53,908,748
Short sales transactions	(107,383)
Swap agreements transactions	1,779,742
Foreign currency transactions	(422,227)

302,216,792

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(1,479))	164,505,611
Futures	(19,525,898)
Swap agreements	1,524,265
Foreign currencies	799,860

147,303,838

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	449,520,630

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$553,356,657

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$103,836,027	$144,747,009
Net realized gain on investment and foreign currency transactions	302,216,792	552,913,401
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	147,303,838	717,816,865

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	553,356,657	1,415,477,275

FUND SHARE TRANSACTIONS:
Fund share sold [10,582,956 and 79,962,571 shares, respectively]	239,354,173	1,621,162,378
Fund share repurchased [4,775,857 and 14,377,582 shares, respectively]	(106,918,125)	(294,475,172)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	132,436,048	1,326,687,206

TOTAL INCREASE IN NET ASSETS	685,792,705	2,742,164,481
NET ASSETS:
Beginning of period	10,345,801,660	7,603,637,179

End of period	$11,031,594,365	$10,345,801,660

SEE NOTES TO FINANCIAL STATEMENTS.

A361

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS — 83.0%	Shares	Value (Note 2)
Aerospace & Defense — 2.7%
Astrotech Corp.*	2,662	$8,465
B/E Aerospace, Inc.*	178	16,463
Boeing Co. (The)	7,179	913,384
European Aeronautic Defence and Space Co. NV (France)	4,543	304,599
Honeywell International, Inc.	4,900	455,455
Huntington Ingalls Industries, Inc.	270	25,539
Precision Castparts Corp.	1,595	402,578
Rockwell Collins, Inc.	880	68,763
Rolls-Royce Holdings PLC (United Kingdom)*	11,676	213,328
Tel-Instrument Electronics Corp.*	1,770	9,293
Textron, Inc.	3,574	136,848
TransDigm Group, Inc.	4	669
United Technologies Corp.	8,753	1,010,534
Zodiac Aerospace (France)	1,147	38,834

		3,604,752

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	1,188	75,783
FedEx Corp.	1,064	161,068
Toll Holdings Ltd. (Australia)	22,019	105,969
United Parcel Service, Inc. (Class B Stock)	1,739	178,526

		521,346

Airlines — 1.1%
Air Arabia PJSC (United Arab Emirates)	78,811	26,596
Alaska Air Group, Inc.	178	16,919
American Airlines Group, Inc.*	22,640	972,614
Delta Air Lines, Inc.	3,566	138,076
Flybe Group PLC (United Kingdom)*	14,738	30,199
Ryanair Holdings PLC (Ireland), ADR*	2,313	129,065
Spirit Airlines, Inc.*	270	17,075
United Continental Holdings, Inc.*	3,660	150,316

		1,480,860

Auto Components — 1.2%
Aisin Seiki Co. Ltd. (Japan)	2,600	103,496
Delphi Automotive PLC (United Kingdom)	650	44,681
Faurecia (France)	1,805	68,110
Gentex Corp.	698	20,305
GKN PLC (United Kingdom)	31,733	196,997
Hyundai Mobis (South Korea)	572	160,642
Johnson Controls, Inc.	5,436	271,419
Koito Manufacturing Co. Ltd. (Japan)	9,200	235,756
Leoni AG (Germany)	1,220	96,942
Minth Group Ltd. (China)	16,000	31,083
Musashi Seimitsu Industry Co. Ltd. (Japan)	800	20,071
NHK Spring Co. Ltd. (Japan)	3,900	36,600
Nippon Seiki Co. Ltd. (Japan)	2,000	38,646
Nokian Renkaat OYJ (Finland)	214	8,343
Press Kogyo Co. Ltd. (Japan)	9,000	34,479
TRW Automotive Holdings Corp.*	3,185	285,121
Unipres Corp. (Japan)	700	16,832

		1,669,523

Automobiles — 0.7%
General Motors Co.	5,189	188,361
Harley-Davidson, Inc.	958	66,916

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles (continued)
Honda Motor Co. Ltd. (Japan)	7,300	$254,732
Isuzu Motors Ltd. (Japan)	5,000	33,110
Mitsubishi Motors Corp. (Japan)	9,600	106,084
Nissan Motor Co. Ltd. (Japan)	16,500	156,246
Tesla Motors, Inc.*	357	85,701

		891,150

Banks — 5.5%
Axis Bank Ltd. (India), GDR, RegS	3,671	116,371
Banco Bilbao Vizcaya Argentaria SA (Spain)	21,851	278,500
Bank Central Asia Tbk PT (Indonesia)	83,700	77,726
Bank of America Corp.	29,407	451,986
Bank of the Ryukyus Ltd. (Japan)	1,900	27,247
BankMuscat SAOG (Oman), GDR, RegS	2,752	18,438
Barclays PLC (United Kingdom)	74,762	272,340
Barclays PLC (United Kingdom), ADR	14,982	218,887
Boston Private Financial Holdings, Inc.	1,593	21,410
CIT Group, Inc.	440	20,134
Citigroup, Inc.	10,961	516,263
Danske Bank A/S (Denmark)	4,114	116,297
DnB ASA (Norway)	8,181	149,477
East West Bancorp, Inc.	739	25,858
Erste Group Bank AG (Austria)	4,087	132,144
First Niagara Financial Group, Inc.	2,316	20,242
First Republic Bank	512	28,155
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	17,400	124,436
Hana Financial Group, Inc. (South Korea)	2,649	98,167
HDFC Bank Ltd. (India), ADR	3,455	161,763
Investors Bancorp, Inc.	2,209	24,409
JPMorgan Chase & Co.	16,618	957,529
Lloyds Banking Group PLC (United Kingdom)*	163,480	207,794
Piraeus Bank SA (Greece)*	34,138	75,610
PNC Financial Services Group, Inc. (The)	5,278	470,006
Preferred Bank*	855	20,212
Royal Bank of Scotland Group PLC (United Kingdom)*	32,447	182,358
Sberbank of Russia (Russia), ADR	4,852	49,151
Shinhan Financial Group Co. Ltd. (South Korea)	2,428	112,019
Signature Bank*	218	27,507
Standard Chartered PLC (United Kingdom)	13,999	286,139
SVB Financial Group*	68	7,930
Svenska Handelsbanken AB (Sweden) (Class A Stock)	5,643	275,940
TCF Financial Corp.	1,419	23,229
Turkiye Garanti Bankasi A/S (Turkey)	24,599	96,334
U.S. Bancorp	11,180	484,318
UniCredit SpA (Italy)	32,285	269,947
United Overseas Bank Ltd. (Singapore)	6,000	108,496
Valley National Bancorp	2,237	22,169
Wells Fargo & Co.	15,013	789,083

		7,366,021

Beverages — 1.2%
Anheuser-Busch InBev NV (Belgium)	1,539	176,832
Baron de Ley SA (Spain)*	142	14,330
Coca-Cola Co. (The)	1,430	60,575
Constellation Brands, Inc. (Class A Stock)*	304	26,792

SEE NOTES TO FINANCIAL STATEMENTS.

A362

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages (continued)
Diageo PLC (United Kingdom)	2,396	$76,310
Dr. Pepper Snapple Group, Inc.	2,588	151,605
Monster Beverage Corp.*	421	29,904
PepsiCo, Inc.	8,026	717,043
Pernod-Ricard SA (France)	1,706	204,926
SABMiller PLC (United Kingdom)	1,548	89,714

		1,548,031

Biotechnology — 1.9%
Abcam PLC (United Kingdom)	4,952	32,204
ACADIA Pharmaceuticals, Inc.*	1,389	31,378
Acceleron Pharma, Inc.*	628	21,333
Alexion Pharmaceuticals, Inc.*	1,718	268,438
Alkermes PLC*	296	14,898
Alnylam Pharmaceuticals, Inc.*	891	56,284
Amgen, Inc.	1,118	132,338
Biogen Idec, Inc.*	1,619	510,487
BioMarin Pharmaceutical, Inc.*	354	22,022
Celgene Corp.*	3,274	281,171
Celldex Therapeutics, Inc.*	490	7,997
Cepheid, Inc.*	353	16,923
CSL Ltd. (Australia)	1,180	74,072
Cubist Pharmaceuticals, Inc.*	253	17,664
Gilead Sciences, Inc.*	8,700	721,317
Grifols SA (Spain)	776	42,401
Grifols SA (Spain) (Class B Stock)	181	7,899
Incyte Corp. Ltd.*	304	17,158
Intercept Pharmaceuticals, Inc.*	72	17,037
InterMune, Inc.*	177	7,815
Isis Pharmaceuticals, Inc.*	870	29,972
Medivation, Inc.*	170	13,104
Pharmacyclics, Inc.*	612	54,903
Regeneron Pharmaceuticals, Inc.*	238	67,228
Regulus Therapeutics, Inc.*	726	5,837
Seattle Genetics, Inc.*	859	32,857
United Therapeutics Corp.*	132	11,681
Vertex Pharmaceuticals, Inc.*	708	67,033

		2,583,451

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	2,310	117,500
Fortune Brands Home & Security, Inc.	594	23,718
IMCD Group NV (Netherlands)*	524	16,288
Lindab International AB (Sweden)*	1,355	15,882
NCI Building Systems, Inc.*	681	13,232
Nibe Industrier AB (Sweden) (Class B Stock)	656	20,596
Polypipe Group PLC (United Kingdom)*	4,567	19,540
Sanitec Corp. (Finland)*	2,079	27,571
Sankyo Tateyama, Inc. (Japan)	1,400	28,284
Sanwa Holdings Corp. (Japan)	3,000	21,117
Volution Group PLC (United Kingdom)*	9,210	23,958

		327,686

Capital Markets — 3.1%
3i Group PLC (United Kingdom)	5,514	37,895
Ameriprise Financial, Inc.	2,911	349,320
Avanza Bank Holding AB (Sweden)	960	40,207
Banca Generali SpA (Italy)	1,210	33,266
BlackRock, Inc.	282	90,127

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
BT Investment Management Ltd. (Australia)	7,238	$44,021
Credit Suisse Group AG (Switzerland)*	14,631	416,098
Evercore Partners, Inc. (Class A Stock)	384	22,134
GAM Holding AG (Switzerland)*	4,865	92,596
Gladstone Investment Corp.	448	3,315
Greenhill & Co., Inc.	46	2,266
Intermediate Capital Group PLC (United Kingdom)	3,973	26,519
Invesco Ltd.	6,718	253,605
Investec PLC (United Kingdom)	22,896	210,944
IP Group PLC (United Kingdom)*	4,781	16,348
Julius Baer Group Ltd. (Switzerland)*	1,856	76,466
Jupiter Fund Management PLC (United Kingdom)	7,475	51,054
Leonteq AG (Switzerland)*	144	34,555
LPL Financial Holdings, Inc.	1,702	84,657
Macquarie Group Ltd. (Australia)	1,369	77,012
Morgan Stanley	19,055	616,048
Noah Holdings Ltd. (China), ADS*	1,200	16,968
Northern Trust Corp.	2,108	135,355
Partners Group Holding AG (Switzerland)	141	38,521
Rathbone Brothers PLC (United Kingdom)	254	8,607
Raymond James Financial, Inc.	492	24,959
SEI Investments Co.	787	25,790
State Street Corp.	9,497	638,768
TD Ameritrade Holding Corp.	16,321	511,663
Vostok Nafta Investment Ltd. (Sweden), SDR*	1,551	12,229
Waddell & Reed Financial, Inc. (Class A Stock)	2,418	151,343
Walter Investment Management Corp.*	284	8,458

		4,151,114

Chemicals — 2.5%
Air Liquide SA (France)	636	85,901
Air Water, Inc. (Japan)	7,000	112,049
Airgas, Inc.	792	86,257
Ashland, Inc.	235	25,554
Calgon Carbon Corp.*	657	14,671
Celanese Corp. (Class A Stock)	6,157	395,772
Ecolab, Inc.	4,850	539,999
FMC Corp.	172	12,245
Fufeng Group Ltd. (China)	52,000	19,519
Incitec Pivot Ltd. (Australia)	32,129	87,839
LyondellBasell Industries NV (Class A Stock)	2,260	220,689
Monsanto Co.	874	109,023
Mosaic Co. (The)	933	46,137
Nihon Parkerizing Co. Ltd. (Japan)	1,000	22,928
Nippon Kayaku Co. Ltd. (Japan)	2,000	26,039
Nippon Soda Co. Ltd. (Japan)	6,000	31,993
Nissan Chemical Industries Ltd. (Japan)	1,500	23,328
Potash Corp. of Saskatchewan, Inc. (Canada)	3,958	150,246
Praxair, Inc.	2,798	371,686
Rockwood Holdings, Inc.	234	17,782
RPM International, Inc.	1,511	69,778
Sherwin-Williams Co. (The)	2,507	518,723
Sigma-Aldrich Corp.	1,554	157,700
Syngenta AG (Switzerland)	361	133,371

SEE NOTES TO FINANCIAL STATEMENTS.

A363

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Victrex PLC (United Kingdom)	1,463	$42,593
WR Grace & Co.*	270	25,523

		3,347,345

Commercial Services & Supplies — 0.9%
ARC Document Solutions, Inc.*	2,680	15,705
Brambles Ltd. (Australia)	14,860	128,745
Downer EDI Ltd. (Australia)	26,281	112,160
Edenred (France)	5,006	151,802
Healthcare Services Group, Inc.	766	22,551
Iron Mountain, Inc.	1,813	64,271
ISS A/S (Denmark)*	1,891	67,550
KAR Auction Services, Inc.	604	19,249
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	291	19,898
Metalico, Inc.*	7,140	8,854
PayPoint PLC (United Kingdom)	2,845	53,454
Republic Services, Inc.	1,502	57,031
Serco Group PLC (United Kingdom)	15,344	95,979
Tyco International Ltd.	7,477	340,951

		1,158,200

Communications Equipment — 0.4%
Brocade Communications Systems, Inc.	1,768	16,266
Cisco Systems, Inc.	4,013	99,723
JDS Uniphase Corp.*	1,126	14,041
Palo Alto Networks, Inc.*	140	11,739
QUALCOMM, Inc.	3,159	250,193
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	7,625	92,116
VTech Holdings Ltd. (Hong Kong)	1,800	23,921

		507,999

Construction & Engineering — 0.1%
Carbures Europe SA (Spain)*	407	18,859
Chicago Bridge & Iron Co. NV	287	19,573
Comfort Systems USA, Inc.	889	14,046
Fluor Corp.	694	53,369
Leighton Holdings Ltd. (Australia)	4,084	75,830
Yoma Strategic Holdings Ltd. (Singapore)	24,000	13,776

		195,453

Construction Materials — 0.6%
Fletcher Building Ltd. (New Zealand)	13,672	105,397
Holcim Ltd. (Switzerland)*	5,190	455,876
James Hardie Industries PLC (Ireland)	8,834	115,247
Martin Marietta Materials, Inc.	572	75,533
Taiwan Cement Corp. (Taiwan)	11,000	16,663
Vulcan Materials Co.	29	1,849

		770,565

Consumer Finance — 0.8%
American Express Co.	4,855	460,594
Capital One Financial Corp.	3,067	253,334
Credit Saison Co. Ltd. (Japan)	1,500	31,231
Credito Real SAB de CV (Mexico)	6,900	15,450
Discover Financial Services	4,497	278,724
Santander Consumer USA Holdings, Inc.	1,740	33,826

		1,073,159

COMMON STOCKS (continued)	Shares	Value (Note 2)
Containers & Packaging — 0.2%
Amcor Ltd. (Australia)	14,355	$141,190
CPMC Holdings Ltd. (China)	22,000	18,960
FP Corp. (Japan)	1,000	34,869
Packaging Corp. of America	381	27,238
Rock-Tenn Co. (Class A Stock)	204	21,540
Smurfit Kappa Group PLC (Ireland)	1,632	37,353
Vidrala SA (Spain)	396	19,640

		300,790

Distributors
Dah Chong Hong Holdings Ltd. (China)	6,000	3,588
LKQ Corp.*	818	21,832
SA D’Ieteren NV (Belgium)	669	28,024

		53,444

Diversified Consumer Services
Apollo Education Group, Inc.*	430	13,438
MegaStudy Co. Ltd. (South Korea)	256	15,282

		28,720

Diversified Financial Services — 0.2%
Bursa Malaysia Bhd (Malaysia)(g)	8,700	21,025
Deutsche Boerse AG (Germany)	786	60,942
Intercontinental Exchange, Inc.	795	150,176
McGraw Hill Financial, Inc.	1,022	84,857
Zenkoku Hosho Co. Ltd. (Japan)	400	10,888

		327,888

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	4,080	144,269
Iliad SA (France)	416	125,746
Jazztel PLC (Spain)*	2,956	42,081
Level 3 Communications, Inc.*	390	17,125
Nippon Telegraph & Telephone Corp. (Japan)	6,700	417,597
Telecom Italia SpA (Italy)	159,153	157,432
Telefonica Deutschland Holding AG (Germany)*	10,595	87,581
Telefonica SA (Spain)	10,406	178,649
Windstream Holdings, Inc.	10,286	102,449

		1,272,929

Electric Utilities — 1.0%
American Electric Power Co., Inc.	2,703	150,746
EDP — Energias do Brasil SA (Brazil)	28,100	137,861
Entergy Corp.	3,738	306,852
Exelon Corp.	7,327	267,289
FirstEnergy Corp.	6,024	209,153
OGE Energy Corp.	754	29,466
SSE PLC (United Kingdom)	8,008	214,526

		1,315,893

Electrical Equipment — 0.5%
Acuity Brands, Inc.	198	27,374
Eaton Corp. PLC	1,673	129,122
Generac Holdings, Inc.*	720	35,093
Hubbell, Inc. (Class B Stock)	326	40,147
Kendrion NV (Netherlands)	846	29,360
LS Industrial Systems Co. Ltd. (South Korea)	223	14,524
Mersen (France)	1,155	36,171

SEE NOTES TO FINANCIAL STATEMENTS.

A364

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electrical Equipment (continued)
Nexans SA (France)*	1,517	$79,526
Prysmian SpA (Italy)	4,880	110,203
Schneider Electric SA (France)	1,592	150,115
Sensata Technologies Holding NV*	450	21,051
Vacon PLC (Finland)	765	31,059

		703,745

Electronic Equipment, Instruments & Components — 0.3%
Cognex Corp.*	416	15,974
Domino Printing Sciences PLC (United Kingdom)	2,924	30,025
Electrocomponents PLC (United Kingdom)	6,035	27,120
FEI Co.	200	18,146
Hamamatsu Photonics KK (Japan)	100	4,908
Hexagon AB (Sweden) (Class B Stock)	4,446	143,245
Ingram Micro, Inc. (Class A Stock)*	665	19,425
LRAD Corp.*	5,500	11,330
Oxford Instruments PLC (United Kingdom)	1,262	28,070
Superconductor Technologies, Inc.*	3,279	9,476
Trimble Navigation Ltd.*	889	32,849
Venture Corp. Ltd. (Singapore)	3,000	18,630
Zebra Technologies Corp. (Class A Stock)*	228	18,769

		377,967

Energy Equipment & Services — 0.5%
AMEC PLC (United Kingdom)	6,236	129,489
Core Laboratories NV	143	23,890
Electromagnetic GeoServices AS (Norway)*	4,952	5,157
ENGlobal Corp.*	3,100	9,672
Forbes Energy Services Ltd.*	2,700	12,339
National Oilwell Varco, Inc.	1,044	85,973
Nuverra Environmental Solutions, Inc.*	515	10,357
Oceaneering International, Inc.	386	30,158
Schlumberger Ltd.	2,983	351,845
Shawcor Ltd. (Canada)	547	30,419
Superior Energy Services, Inc.	626	22,624
Weatherford International PLC (Switzerland)*	780	17,940

		729,863

Food & Staples Retailing — 1.4%
Ain Pharmaciez, Inc. (Japan)	300	14,475
Convenience Retail Asia Ltd. (Hong Kong)	40,000	27,611
Costco Wholesale Corp.	1,296	149,247
CP ALL PCL (Thailand)	31,700	46,883
CVS Caremark Corp.	3,462	260,931
Delhaize Group (Belgium)	2,153	145,687
FamilyMart Co. Ltd. (Japan)	4,700	202,630
GS Retail Co. Ltd. (South Korea)(g)	1,389	33,960
Hero Supermarket Tbk PT (Indonesia)*(g)	24,500	5,784
Jeronimo Martins SGPS SA (Portugal)	4,225	69,466
Koninklijke Ahold NV (Netherlands)	6,490	121,695
Magnit OJSC (Russia), GDR, RegS	1,181	69,679
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	2,300	79,609
Raia Drogasil SA (Brazil)	1,800	14,941
Rite Aid Corp.*	6,713	48,132
Sprouts Farmers Market, Inc.*	723	23,657
Sysco Corp.	3,197	119,728
Tesco PLC (United Kingdom)	18,570	90,253
Walgreen Co.	2,390	177,171

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Wal-Mart de Mexico SAB de CV (Mexico) (Class V Stock)	28,500	$76,404
Wal-Mart Stores, Inc.	1,610	120,863
Whole Foods Market, Inc.	944	36,467

		1,935,273

Food Products — 1.3%
Archer-Daniels-Midland Co.	2,656	117,156
Binggrae Co. Ltd. (South Korea)	486	41,582
Bunge Ltd.	2,641	199,765
China Huiyuan Juice Group Ltd. (China)*(g)	44,000	21,346
China Mengniu Dairy Co. Ltd. (China)	15,000	69,339
CJ CheilJedang Corp. (South Korea)	79	26,891
ConAgra Foods, Inc.	407	12,080
Flowers Foods, Inc.	1,172	24,706
General Mills, Inc.	3,645	191,508
Grupo Lala SAB de CV (Mexico)	5,800	15,339
Ingredion, Inc.	2,225	166,964
Kellogg Co.	721	47,370
Keurig Green Mountain, Inc.	94	11,713
Mayora Indah Tbk PT (Indonesia)(g)	13,200	32,759
McCormick & Co., Inc.	945	67,653
Mondelez International, Inc. (Class A Stock)	3,030	113,958
Nestle SA (Switzerland)	6,824	528,771
Uni-President China Holdings Ltd. (China)	11,000	8,436
Want Want China Holdings Ltd. (China)	42,000	60,462

		1,757,798

Gas Utilities — 0.2%
Gas Natural SDG SA (Spain)	5,143	162,484
National Fuel Gas Co.	338	26,465
Snam SpA (Italy)	14,225	85,676
WGL Holdings, Inc.	536	23,102

		297,727

Health Care Equipment & Supplies — 1.6%
Align Technology, Inc.*	1,499	84,004
Ambu A/S (Denmark)	470	34,269
Becton, Dickinson and Co.	2,002	236,837
BioMerieux (France)	130	14,009
Cochlear Ltd. (Australia)	457	26,605
Cooper Cos., Inc. (The)	156	21,143
Covidien PLC	4,867	438,906
DENTSPLY International, Inc.	4,460	211,181
Elekta AB (Sweden) (Class B Stock)	4,288	54,461
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	9,724	40,441
GN Store Nord A/S (Denmark)	4,557	130,597
IDEXX Laboratories, Inc.*	337	45,013
Insulet Corp.*	336	13,329
Intuitive Surgical, Inc.*	163	67,123
Medtronic, Inc.	900	57,384
Nakanishi, Inc. (Japan)	1,000	41,020
OLYMPUS Corp. (Japan)*	4,400	151,388
ResMed, Inc.	390	19,746
Sirona Dental Systems, Inc.*	251	20,697
Sonova Holding AG (Switzerland)	950	144,839
Stryker Corp.	2,528	213,161
West Pharmaceutical Services, Inc.	459	19,361

SEE NOTES TO FINANCIAL STATEMENTS.

A365

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Wright Medical Group, Inc.*	522	$16,391

		2,101,905

Health Care Providers & Services — 2.2%
AmerisourceBergen Corp.	1,999	145,247
Arseus NV (Belgium)	829	47,447
Cardinal Health, Inc.	980	67,189
CIGNA Corp.	3,658	336,426
Espirito Santo Saude SGPS SA (Portugal)*	6,347	32,156
Fresenius SE & Co. KGaA (Germany)	668	99,623
HCA Holdings, Inc.*	3,787	213,511
Henry Schein, Inc.*	486	57,674
McKesson Corp.	4,824	898,277
MEDNAX, Inc.*	358	20,818
Message Co. Ltd. (Japan)	800	30,474
Miraca Holdings, Inc. (Japan)	400	19,386
Molina Healthcare, Inc.*	202	9,015
Omnicare, Inc.	316	21,036
Select Medical Holdings Corp.	708	11,045
UnitedHealth Group, Inc.	9,368	765,834
Universal Health Services, Inc. (Class B Stock)	127	12,162
WellPoint, Inc.	2,045	220,062

		3,007,382

Health Care Technology
athenahealth, Inc.*	268	33,535
Veeva Systems, Inc. (Class A Stock)*	298	7,584

		41,119

Hotels, Restaurants & Leisure — 2.7%
Ajisen China Holdings Ltd. (Hong Kong)(g)	45,000	34,942
Autogrill SpA (Italy)*	830	7,312
Bloomin’ Brands, Inc.*	797	17,877
Carnival Corp.	12,885	485,120
Chipotle Mexican Grill, Inc.*	550	325,881
Compass Group PLC (United Kingdom)*	10,006	173,968
Denny’s Corp.*	2,511	16,372
Domino’s Pizza, Inc.	312	22,804
eDreams ODIGEO SL (Spain)*	857	6,161
Gourmet Master Co. Ltd. (Taiwan)(g)	4,000	31,012
Hilton Worldwide Holdings, Inc.*	5,473	127,521
Kuoni Reisen Holding AG (Switzerland)*	2	774
Ladbrokes PLC (United Kingdom)	6,036	14,491
Las Vegas Sands Corp.	6,062	462,046
Marriott International, Inc. (Class A Stock)	2,157	138,264
McDonald’s Corp.	800	80,592
MGM Resorts International*	5,781	152,618
Paddy Power PLC (Ireland)*	300	19,725
Papa John’s International, Inc.	722	30,606
Penn National Gaming, Inc.*	1,228	14,908
Round One Corp. (Japan)	2,300	14,654
Royal Caribbean Cruises Ltd.	365	20,294
Starbucks Corp.	5,145	398,120
Starwood Hotels & Resorts Worldwide, Inc.	2,797	226,054
Tim Hortons, Inc. (Canada)	965	52,788
Tuniu Corp. (China), ADR*	1,216	21,438
William Hill PLC (United Kingdom)	23,843	133,867
Wynn Macau Ltd. (Macau)	51,200	200,533
Wynn Resorts Ltd.	1,969	408,686

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	177	$14,372

		3,653,800

Household Durables — 0.4%
Fujitsu General Ltd. (Japan)	4,000	44,123
Harman International Industries, Inc.	724	77,779
Iida Group Holdings Co. Ltd. (Japan)	2,300	34,957
Jarden Corp.*	390	23,147
Lennar Corp. (Class A Stock)	934	39,209
MDC Holdings, Inc.	693	20,991
Persimmon PLC (United Kingdom)*	4,539	98,857
Skyline Corp.*	2,988	12,281
Sony Corp. (Japan)	4,800	80,210
Tamron Co. Ltd. (Japan)	700	16,771
Tempur-Pedic International, Inc.*	306	18,268
UCP, Inc. (Class A Stock)*	994	13,588

		480,181

Household Products — 0.5%
Church & Dwight Co., Inc.	407	28,470
Colgate-Palmolive Co.	1,184	80,725
Energizer Holdings, Inc.	500	61,015
LG Household & Health Care Ltd. (South Korea)	218	98,134
Procter & Gamble Co. (The)	3,757	295,263
Svenska Cellulosa AB (Sweden) (Class B Stock)	5,695	148,320

		711,927

Independent Power & Renewable Electricity Producers — 0.8%
AES Corp. (The)	20,785	323,207
ALBIOMA (France)	423	10,765
Calpine Corp.*	9,889	235,457
Glow Energy PCL (Thailand)	7,100	18,212
NRG Energy, Inc.	12,005	446,586

		1,034,227

Industrial Conglomerates — 2.2%
3M Co.	1,847	264,564
Beijing Enterprises Holdings Ltd. (China)	8,000	75,727
Carlisle Cos., Inc.	198	17,151
Danaher Corp.	11,500	905,395
DCC PLC (Ireland)	549	33,664
General Electric Co.	30,111	791,317
Hutchison Whampoa Ltd. (Hong Kong)	10,000	136,766
Jardine Matheson Holdings Ltd. (Hong Kong)	2,400	142,344
Koninklijke Philips NV (Netherlands)	3,356	106,514
Roper Industries, Inc.	3,052	445,623

		2,919,065

Insurance — 2.8%
AIA Group Ltd. (Hong Kong)	84,200	423,072
Allstate Corp. (The)	4,511	264,886
AON PLC	2,566	231,171
Arch Capital Group Ltd.*	453	26,020
Aviva PLC (United Kingdom)	21,001	183,228
AXA SA (France)	6,414	153,252
Chubb Corp. (The)	2,175	200,470
CNA Financial Corp.	522	21,099
CNO Financial Group, Inc.	1,151	20,488

SEE NOTES TO FINANCIAL STATEMENTS.

A366

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Direct Line Insurance Group PLC (United Kingdom)	40,451	$186,675
Everest Re Group Ltd.	136	21,827
Fidelity National Financial, Inc. (Class A Stock)	2,018	66,110
First American Financial Corp.	848	23,566
FNF Group*	127	3,487
Islamic Arab Insurance Co. (United Arab Emirates)*	38,026	7,144
Marsh & McLennan Cos., Inc.	5,050	261,691
MetLife, Inc.	9,092	505,152
Muenchener Rueckversicherungs AG (Germany)	628	139,070
Old Republic International Corp.	1,506	24,909
Progressive Corp. (The)	7,825	198,442
Protective Life Corp.	381	26,415
QBE Insurance Group Ltd. (Australia)	10,356	106,069
Sony Financial Holdings, Inc. (Japan)	6,300	107,554
Symetra Financial Corp.	991	22,535
Tokio Marine Holdings, Inc. (Japan)	8,900	292,932
Willis Group Holdings PLC	425	18,403
Zurich Insurance Group AG (Switzerland)*	844	254,201

		3,789,868

Internet & Catalog Retail — 2.0%
Amazon.com, Inc.*	3,453	1,121,465
Ctrip.com International Ltd. (China), ADR*	1,399	89,592
Groupon, Inc.*	682	4,515
MySale Group PLC (Australia)*	5,355	19,509
Netflix, Inc.*	564	248,498
Priceline Group, Inc. (The)*	796	957,588
Qunar Cayman Islands Ltd. (China), ADR*	1,093	31,205
RetailMeNot, Inc.*	272	7,238
Start Today Co. Ltd. (Japan)	3,200	84,155
Takkt AG (Germany)	1,568	28,740
TripAdvisor, Inc.*	435	47,267
Vipshop Holdings Ltd. (China), ADS*	564	105,885
Yoox SpA (Italy)*	662	17,850

		2,763,507

Internet Software & Services — 3.0%
58.com, Inc. (China), ADR*	1,521	82,225
AfreecaTV Co. Ltd. (South Korea)	814	18,732
Akamai Technologies, Inc.*	2,166	132,256
Angie’s List, Inc.*	1,032	12,322
AOL, Inc.*	139	5,531
Autohome, Inc. (China), ADR*	600	20,658
Baidu, Inc. (China), ADR*	3,568	666,538
Cornerstone OnDemand, Inc.*	61	2,807
eBay, Inc.*	981	49,109
Ebiquity PLC (United Kingdom)*(g)	8,295	17,113
Equinix, Inc.*	240	50,422
Facebook, Inc. (Class A Stock)*	6,760	454,880
Gogo, Inc.*	344	6,729
Google, Inc. (Class A Stock)*	1,241	725,575
Google, Inc. (Class C Stock)*	1,292	743,262
GrubHub, Inc.*	75	2,656
Kakaku.com, Inc. (Japan)	1,100	19,290
LinkedIn Corp. (Class A Stock)*	1,438	246,574
Mail.Ru Group Ltd. (Russia), GDR, RegS*	826	29,117

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
MercadoLibre, Inc. (Argentina)	357	$34,058
NAVER Corp. (South Korea)	156	128,538
Net Element International, Inc.*	1,000	1,910
Opera Software ASA (Norway)	2,437	32,468
Pandora Media, Inc.*	1,217	35,902
PChome Online, Inc. (Taiwan)	3,000	33,294
Rackspace Hosting, Inc.*	380	12,791
Tencent Holdings Ltd. (China)	18,800	286,005
VeriSign, Inc.*	1,203	58,718
Yahoo! Japan Corp. (Japan)	18,700	86,356
Yahoo!, Inc.*	1,651	58,000
Youku.com, Inc. (China), ADR*	617	14,722

		4,068,558

IT Services — 2.3%
Accenture PLC (Class A Stock)	3,006	243,005
Alliance Data Systems Corp.*	170	47,813
Amadeus IT Holding SA (Spain) (Class A Stock)	719	29,640
AtoS (France)	1,782	148,424
Automatic Data Processing, Inc.	3,145	249,336
Cognizant Technology Solutions Corp. (Class A Stock)*	2,538	124,134
CSG Systems International, Inc.	681	17,781
Fidelity National Information Services, Inc.	1,983	108,549
Fiserv, Inc.*	2,155	129,990
FleetCor Technologies, Inc.*	233	30,709
Gartner, Inc.*	190	13,399
Infosys Ltd. (India), ADR	2,195	118,025
Jack Henry & Associates, Inc.	436	25,911
Luxoft Holding, Inc.*	509	18,355
MasterCard, Inc. (Class A Stock)	5,891	432,812
VeriFone Systems, Inc.*	332	12,201
Visa, Inc. (Class A Stock)	4,808	1,013,094
Western Union Co. (The)	3,795	65,805
Wirecard AG (Germany)	921	39,721
Xchanging PLC (United Kingdom)	15,296	38,665
Xerox Corp.	21,064	262,036

		3,169,405

Leisure Products — 0.2%
Brunswick Corp.	531	22,371
Mattel, Inc.	3,188	124,236
Polaris Industries, Inc.	218	28,392
Rapala VMC OYJ (Finland)	1,753	13,754
Sankyo Co. Ltd. (Japan)	1,900	73,088

		261,841

Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	9,972	572,792
Charles River Laboratories International, Inc.*	258	13,808
Covance, Inc.*	406	34,745
Eurofins Scientific SE (France)	184	56,597
Illumina, Inc.*	486	86,770
Mettler-Toledo International, Inc.*	112	28,356
Tecan Group AG (Switzerland)	172	19,665
Techne Corp.	158	14,626
Thermo Fisher Scientific, Inc.	9,456	1,115,808

		1,943,167

SEE NOTES TO FINANCIAL STATEMENTS.

A367

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery — 1.2%
Aalberts Industries NV (Netherlands)	595	$19,433
Colfax Corp.*	374	27,878
Douglas Dynamics, Inc.	1,134	19,981
Flowserve Corp.	1,850	137,548
GEA Group AG (Germany)	2,015	95,257
Graco, Inc.	329	25,688
Illinois Tool Works, Inc.	1,774	155,331
Lincoln Electric Holdings, Inc.	381	26,624
Manitowoc Co., Inc. (The)	105	3,450
Middleby Corp. (The)*	287	23,741
Nabtesco Corp. (Japan)	4,300	95,163
NORMA Group SE (Germany)	1,589	87,667
Obara Group, Inc. (Japan)	900	39,029
Oiles Corp. (Japan)	800	17,664
Oshkosh Corp.	341	18,936
PACCAR, Inc.	1,046	65,720
Pall Corp.	2,278	194,518
Pfeiffer Vacuum Technology AG (Germany)	188	20,710
SFS Group AG (Switzerland)*	306	23,809
Stabilus SA (Germany)*	641	21,855
Stanley Black & Decker, Inc.	741	65,075
Tecumseh Products Co.*	1,700	8,653
Terex Corp.	1,757	72,213
Vesuvius PLC (United Kingdom)	7,681	60,225
Volvo AB (Sweden) (Class B Stock)	8,564	117,897
WABCO Holdings, Inc.*	239	25,530
Wabtec Corp.	1,235	101,999
Zoomlion Heavy Industry Science and Technology Co. Ltd. (China) (Class H Stock)	90,200	55,851

		1,627,445

Marine
Kirby Corp.*	240	28,114

Media — 2.4%
AH Belo Corp. (Class A Stock)	820	9,717
Aimia, Inc. (Canada)	1,280	22,408
Altice SA (Luxembourg)*	1,430	99,628
Astro Malaysia Holdings Bhd (Malaysia)	100,500	109,801
British Sky Broadcasting Group PLC (United Kingdom)	7,181	111,097
Charter Communications, Inc. (Class A Stock)*	117	18,530
Comcast Corp. (Class A Stock)	1,083	58,135
Comcast Corp. (Special Class A Stock)	2,790	148,791
CTS Eventim AG (Germany)	963	27,467
CyberAgent, Inc. (Japan)	500	20,240
Daiichikosho Co. Ltd. (Japan)	1,100	31,594
Discovery Communications, Inc. (Class C Stock)*	2,059	149,463
DISH Network Corp. (Class A Stock)*	376	24,470
Eutelsat Communications SA (France)	2,897	100,670
Huntsworth PLC (United Kingdom)	14,179	13,104
ITE Group PLC (United Kingdom)	6,815	27,613
Liberty Global PLC (United Kingdom) (Class A Stock)*	4,411	195,054
Liberty Global PLC (United Kingdom) (Class C Stock)	2,667	112,841
Liberty Media Corp. (Class A Stock)*	173	23,646
Major Cineplex Group PCL (Thailand)	29,300	17,063

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
McClatchy Co. (The) (Class A Stock)*	560	$3,108
Multiplus SA (Brazil)	4,350	71,978
Omnicom Group, Inc.	2,184	155,544
Sirius XM Holdings, Inc.*	5,501	19,033
Sky Deutschland AG (Germany)*	14,564	134,199
Surya Citra Media Tbk PT (Indonesia)	88,500	26,767
Time Warner Cable, Inc.	1,847	272,063
Time Warner, Inc.	3,629	254,937
Toei Co. Ltd. (Japan)	4,000	21,674
Twenty-First Century Fox, Inc.	3,189	112,093
Viacom, Inc. (Class B Stock)	1,756	152,298
Walt Disney Co. (The)	4,333	371,511
WPP PLC (United Kingdom)	15,399	335,571

		3,252,108

Metals & Mining — 0.7%
Acerinox I-2014 Shares (Spain)*	230	4,075
Acerinox SA (Spain)	7,099	125,909
BHP Billiton PLC (United Kingdom)	3,306	107,474
Dominion Diamond Corp. (Canada)*	1,463	21,142
Eldorado Gold Corp. (Canada)	6,120	46,801
Mining & Metallurgical Co. Norilsk Nickel OJSC (Russia), ADR	7,102	140,691
Nucor Corp.	1,198	59,002
Petra Diamonds Ltd. (United Kingdom)*	6,118	19,716
Reliance Steel & Aluminum Co.	364	26,830
Rio Tinto PLC (United Kingdom)	5,196	280,553
Royal Gold, Inc.	165	12,560
Sims Metal Management Ltd. (Australia)*	11,059	100,944
UACJ Corp. (Japan)	3,000	11,286
US Silica Holdings, Inc.	224	12,419

		969,402

Multiline Retail — 0.6%
Burlington Stores, Inc.*	432	13,764
Dollar Tree, Inc.*	1,908	103,910
Family Dollar Stores, Inc.	494	32,673
Harvey Norman Holdings Ltd. (Australia)	8,340	24,378
J.C. Penney Co., Inc.*	10,248	92,744
Kohl’s Corp.	4,746	250,019
Lojas Renner SA (Brazil)	2,400	76,926
Marks & Spencer Group PLC (United Kingdom)	15,156	110,249
Woolworths Holdings Ltd. (South Africa)	5,448	40,047

		744,710

Multi-Utilities — 0.5%
Black Hills Corp.	384	23,574
CenterPoint Energy, Inc.	2,074	52,970
MDU Resources Group, Inc.	7,163	251,421
PG&E Corp.	5,029	241,493
Sempra Energy	1,112	116,438

		685,896

Oil, Gas & Consumable Fuels — 5.0%
Alon USA Energy, Inc.	721	8,969
Anadarko Petroleum Corp.	1,408	154,134
Antero Resources Corp.*	298	19,558
Apache Corp.	4,657	468,587
Beach Energy Ltd. (Australia)	7,792	12,337
BG Group PLC (United Kingdom)	3,730	78,708

SEE NOTES TO FINANCIAL STATEMENTS.

A368

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.	8,068	$250,753
Chevron Corp.	1,612	210,447
Cimarex Energy Co.	471	67,570
Concho Resources, Inc.*	2,541	367,175
Continental Resources, Inc.*	247	39,036
Energen Corp.	277	24,620
Eni SpA (Italy)	13,313	364,106
EOG Resources, Inc.	117	13,673
EQT Corp.	3,413	364,850
Escalera Resources Co.*	4,213	11,101
Exxon Mobil Corp.	2,367	238,310
Gulfport Energy Corp.*	246	15,449
Hollyfrontier Corp.	243	10,617
INPEX Corp. (Japan)	18,300	278,383
Kodiak Oil & Gas Corp.*	1,042	15,161
Kosmos Energy LLC*	1,106	12,420
Marathon Oil Corp.	2,780	110,978
Oasis Petroleum, Inc.*	1,085	60,641
Occidental Petroleum Corp.	1,800	184,734
Ophir Energy PLC (United Kingdom)*	4,669	17,603
OW Bunker A/S (Denmark)*	912	29,898
Phillips 66	8,588	690,733
Pioneer Natural Resources Co.	3,485	800,888
Range Resources Corp.	1,335	116,078
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	2,225	183,273
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	4,130	179,489
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	4,952	430,874
Salamander Energy PLC (United Kingdom)*.	5,698	13,652
Santos Ltd. (Australia)	10,630	143,001
SM Energy Co.	230	19,343
Spectra Energy Corp.	8,013	340,392
Syntroleum Corp. Escrow Shares*(g)	2,999	—
Tullow Oil PLC (United Kingdom)	5,653	82,470
Uranium Resources, Inc.*	3,504	9,040
Valero Energy Corp.	4,360	218,436
W&T Offshore, Inc.	668	10,935
Whiting Petroleum Corp.*	324	26,001
WPX Energy, Inc.*	242	5,786

		6,700,209

Paper & Forest Products — 0.3%
International Paper Co.	8,610	434,547

Personal Products — 0.2%
Avon Products, Inc.	6,476	94,614
Estee Lauder Cos., Inc. (The) (Class A Stock)	892	66,240
Herbalife Ltd.	31	2,001
Nu Skin Enterprises, Inc. (Class A Stock)	163	12,055
Pola Orbis Holdings, Inc. (Japan)	1,400	56,540

		231,450

Pharmaceuticals — 4.1%
AbbVie, Inc.	2,368	133,650
Actavis PLC*	205	45,725
Allergan, Inc.	1,121	189,696
Aspen Pharmacare Holdings Ltd. (South Africa)	3,887	109,295

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Bayer AG (Germany)	1,349	$190,308
Endo International PLC*	262	18,345
GlaxoSmithKline PLC (United Kingdom)	4,774	127,108
GlaxoSmithKline PLC (United Kingdom), ADR	5,378	287,615
GW Pharmaceuticals PLC (United Kingdom), ADR*	194	20,814
Hospira, Inc.*	5,562	285,720
Johnson & Johnson	7,104	743,220
Laboratorios Farmaceuticos Rovi SA (Spain)	1,892	24,586
Mallinckrodt PLC*	192	15,364
Merck & Co., Inc.	16,443	951,228
Novartis AG (Switzerland)	7,489	678,192
Otsuka Holdings Co. Ltd. (Japan)	3,500	108,535
Perrigo Co. PLC	14	2,041
Pfizer, Inc.	33,023	980,123
Rohto Pharmaceutical Co. Ltd. (Japan)	1,200	18,666
Supernus Pharmaceuticals, Inc.*	890	9,746
Takeda Pharmaceutical Co. Ltd. (Japan)	3,200	148,521
Teva Pharmaceutical Industries Ltd. (Israel), ADR	2,500	131,050
Theravance Biopharma, Inc. (Cayman Islands)*	201	6,408
Theravance, Inc.*	386	11,495
Valeant Pharmaceuticals International, Inc.*	1,791	226,189
Zoetis, Inc.	3,370	108,750

		5,572,390

Professional Services — 0.9%
Capita PLC (United Kingdom)	11,309	221,557
CBIZ, Inc.*	2,306	20,823
Corporate Executive Board Co. (The)	309	21,080
DKSH Holding AG (Switzerland)	278	21,122
DLH Holdings Corp.*	4,250	8,033
Equifax, Inc.	2,419	175,474
Exova Group PLC (United Kingdom)*	8,541	35,958
Experian PLC (United Kingdom)	9,327	157,580
Hays PLC (United Kingdom)	13,278	33,188
Hyder Consulting PLC (United Kingdom)	2,359	18,672
IHS, Inc. (Class A Stock)*	950	128,887
Intertek Group PLC (United Kingdom)	1,203	56,562
ManpowerGroup, Inc.	275	23,334
Nielsen NV	96	4,647
Robert Half International, Inc.	646	30,840
SAI Global Ltd. (Australia)	3,459	16,695
Seek Ltd. (Australia)	860	12,861
SGS SA (Switzerland)	33	78,967
Temp Holdings Co. Ltd. (Japan)	1,600	52,582
Towers Watson & Co. (Class A Stock)	188	19,595
Veda Group Ltd. (Australia)*	7,144	13,333
Verisk Analytics, Inc. (Class A Stock)*	467	28,029
YouGov PLC (United Kingdom)	14,297	28,933

		1,208,752

Real Estate Investment Trusts (REITs) — 5.0%
Acadia Realty Trust	2,496	70,113
Alexandria Real Estate Equities, Inc.	783	60,792
American Campus Communities, Inc.	914	34,951
American Capital Agency Corp.	756	17,698

SEE NOTES TO FINANCIAL STATEMENTS.

A369

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
American Capital Mortgage Investment Corp.	1,018	$20,380
American Realty Capital Properties, Inc.	410	5,137
American Residential Properties, Inc.*	1,022	19,163
American Tower Corp.	4,623	415,978
Annaly Capital Management, Inc.	6,054	69,197
Apollo Commercial Real Estate Finance, Inc.	1,220	20,118
Ashford Hospitality Trust, Inc.	421	4,858
AvalonBay Communities, Inc.	1,762	250,539
Boston Properties, Inc.	1,390	164,270
Camden Property Trust	1,905	135,541
CBL & Associates Properties, Inc.	2,294	43,586
Cherry Hill Mortgage Investment Corp.	1,004	20,130
CPN Retail Growth Leasehold Property Fund (Thailand)(g)	46,500	23,782
Crown Castle International Corp.	5,718	424,619
CYS Investments, Inc.	1,654	14,919
DCT Industrial Trust, Inc.	12,358	101,459
Digital Realty Trust, Inc.	873	50,913
Douglas Emmett, Inc.	4,526	127,724
EastGroup Properties, Inc.	919	59,027
Education Realty Trust, Inc.	2,031	21,813
Ellington Residential Mortgage REIT	1,198	20,402
Equity One, Inc.	1,302	30,714
Equity Residential	3,244	204,372
Essex Property Trust, Inc.	1,217	225,035
Excel Trust, Inc.	1,048	13,970
Federal Realty Investment Trust	1,656	200,244
First Potomac Realty Trust	1,470	19,286
Gecina SA (France)	669	97,476
General Growth Properties, Inc.	14,236	335,400
Healthcare Realty Trust, Inc.	3,192	81,141
Highwoods Properties, Inc.	2,360	99,002
Host Hotels & Resorts, Inc.	5,298	116,609
Independence Realty Trust, Inc.	527	4,985
Investors Real Estate Trust	2,121	19,534
Kilroy Realty Corp.	1,989	123,875
Kimco Realty Corp.	5,475	125,816
Land Securities Group PLC (United Kingdom)	7,972	141,259
Macerich Co. (The)	2,695	179,891
Nippon Accommodations Fund, Inc. (Japan).	7	26,550
NorthStar Realty Finance Corp.	913	15,868
Pebblebrook Hotel Trust	2,010	74,290
Plum Creek Timber Co., Inc.	1,383	62,373
Post Properties, Inc.	354	18,925
Power REIT*	392	3,552
ProLogis, Inc.	5,322	218,681
PS Business Parks, Inc.	748	62,451
Public Storage	1,268	217,272
Ramco-Gershenson Properties Trust	954	15,855
Realty Income Corp.	402	17,857
Redwood Trust, Inc.	684	13,317
Regency Centers Corp.	2,506	139,534
RLJ Lodging Trust	2,165	62,547
Select Income REIT	705	20,896
Simon Property Group, Inc.	2,778	461,926
SL Green Realty Corp.	1,718	187,966
STAG Industrial, Inc.	524	12,581

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Taubman Centers, Inc.	886	$67,168
Terreno Realty Corp.	1,634	31,585
Vornado Realty Trust	1,733	184,963
Weingarten Realty Investors	3,168	104,037
Weyerhaeuser Co.	15,711	519,877
ZAIS Financial Corp.	1,223	20,326

		6,776,115

Real Estate Management & Development — 0.8%
BR Malls Participacoes SA (Brazil)	19,300	164,218
Central Pattana PCL (Thailand)	9,600	14,494
China Overseas Land & Investment Ltd. (China)	52,000	126,129
Emaar Properties PJSC (United Arab Emirates)	39,443	90,376
Hang Lung Properties Ltd. (Hong Kong)	56,000	172,695
Jones Lang LaSalle, Inc.	193	24,393
Kerry Properties Ltd. (Hong Kong)	34,500	120,591
Mitsubishi Estate Co. Ltd. (Japan)	4,000	98,822
Realogy Holdings Corp.*	413	15,574
Soho China Ltd. (China)	72,500	57,141
Summarecon Agung Tbk PT (Indonesia)	216,400	20,724
Sun Hung Kai Properties Ltd. (Hong Kong)	10,000	137,220
Tokyo Tatemono Co. Ltd. (Japan)	3,000	27,787

		1,070,164

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)	339	61,406
Hertz Global Holdings, Inc.*	1,798	50,398
J.B. Hunt Transport Services, Inc.	172	12,690
Kansas City Southern	1,243	133,635
Norfolk Southern Corp.	1,102	113,539
Old Dominion Freight Line, Inc.*	254	16,175
Union Pacific Corp.	1,436	143,241
Werner Enterprises, Inc.	817	21,659

		552,743

Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.*	3,165	13,261
Aixtron SE (Germany)*	1,435	20,827
Amkor Technology, Inc.*	606	6,775
Amtech Systems, Inc.*	840	10,273
Analog Devices, Inc.	943	50,988
Applied Materials, Inc.	9,964	224,688
ARM Holdings PLC (United Kingdom)	9,002	135,361
ASML Holding NV (Netherlands)	2,079	193,890
Avago Technologies Ltd. (Singapore)	2,055	148,104
Cree, Inc.*	415	20,729
Cypress Semiconductor Corp.*	1,616	17,631
Intel Corp.	1,170	36,153
IQE PLC (United Kingdom)*	101,271	38,458
Microchip Technology, Inc.	1,524	74,386
Micron Technology, Inc.*	8,763	288,741
NXP Semiconductors NV (Netherlands)*	5,986	396,153
OmniVision Technologies, Inc.*	564	12,397
Rohm Co. Ltd. (Japan)	1,600	91,768
Skyworks Solutions, Inc.	544	25,546
Spansion, Inc. (Class A Stock)*	290	6,110
STR Holdings, Inc.*	7,482	10,101

SEE NOTES TO FINANCIAL STATEMENTS.

A370

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	50,000	$211,577
Texas Instruments, Inc.	11,961	571,616
Xilinx, Inc.	2,141	101,291

		2,706,824

Software — 1.1%
Activision Blizzard, Inc.	1,030	22,969
Actuate Corp.*	1,966	9,378
ANSYS, Inc.*	277	21,002
Aspen Technology, Inc.*	256	11,878
Autodesk, Inc.*	964	54,350
Aveva Group PLC (United Kingdom)	1,483	51,661
Cheetah Mobile, Inc. (China), ADR*	1,200	25,488
Computer Modelling Group Ltd. (Canada)	546	15,156
Concur Technologies, Inc.*	1,037	96,794
Descartes Systems Group, Inc. (The) (Canada)*	500	7,165
Electronic Arts, Inc.*	639	22,921
Guidewire Software, Inc.*	355	14,434
Informatica Corp.*	548	19,536
Intuit, Inc.	31	2,496
Manhattan Associates, Inc.*	489	16,836
MICROS Systems, Inc.*	352	23,901
Microsoft Corp.	7,721	321,966
NetSuite, Inc.*	700	60,816
Nuance Communications, Inc.*	770	14,453
Open Text Corp. (Canada)	565	27,110
Playtech PLC (United Kingdom)	2,735	28,816
Proofpoint, Inc.*	813	30,455
PTC, Inc.*	481	18,663
Red Hat, Inc.*	1,378	76,162
salesforce.com, Inc.*	4,060	235,805
SAP AG (Germany)	1,049	80,830
ServiceNow, Inc.*	1,675	103,783
Synopsys, Inc.*	661	25,660
Totvs SA (Brazil)	658	11,331
VMware, Inc. (Class A Stock)*	396	38,337
WANdisco PLC (United Kingdom)*	1,209	11,380
Workday, Inc. (Class A Stock)*	256	23,004
Zynga, Inc. (Class A Stock)*	2,598	8,340

		1,532,876

Specialty Retail — 1.8%
Advance Auto Parts, Inc.	183	24,690
Aeropostale, Inc.*	1,999	6,977
AutoZone, Inc.*	52	27,884
Byggmax Group AB (Sweden)	1,213	10,167
CarMax, Inc.*	1,825	94,918
Carphone Warehouse Group PLC (United Kingdom)	10,925	60,289
Dick’s Sporting Goods, Inc.	361	16,808
Dufry AG (Switzerland)*	846	153,691
Foot Locker, Inc.	409	20,744
Francesca’s Holdings Corp.*	382	5,631
Giordano International Ltd. (Hong Kong)	48,000	28,317
GNC Holdings, Inc. (Class A Stock)	377	12,856
Hikari Tsushin, Inc. (Japan)	400	30,208
Home Depot, Inc. (The)	5,281	427,550
L Brands, Inc.	3,941	231,179

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Lowe’s Cos., Inc.	8,123	$389,823
Lumber Liquidators Holdings, Inc.*	442	33,570
Office Depot, Inc.*	1,953	11,113
O’Reilly Automotive, Inc.*	1,274	191,864
Ross Stores, Inc.	4,562	301,685
Sanrio Co. Ltd. (Japan)	800	23,246
Tiffany & Co.	153	15,338
Tom Tailor Holding AG (Germany)*	993	19,104
Tractor Supply Co.	2,217	133,907
Trinity Ltd. (Hong Kong)	44,000	9,363
Ulta Salon Cosmetics & Fragrance, Inc.*	167	15,265
VT Holdings Co. Ltd. (Japan)	3,800	21,707
World Duty Free SpA (Italy)*	1,841	22,417
Yellow Hat Ltd. (Japan)	1,000	23,119

		2,363,430

Technology Hardware, Storage & Peripherals — 0.8%
3D Systems Corp.*	121	7,236
Apple, Inc.	6,970	647,722
Catcher Technology Co. Ltd. (Taiwan)	2,000	18,665
NCR Corp.*	492	17,264
Seagate Technology PLC	2,008	114,095
Stratasys Ltd.*	432	49,088
Toshiba TEC Corp. (Japan)	7,000	49,212
Western Digital Corp.	1,643	151,649

		1,054,931

Textiles, Apparel & Luxury Goods — 1.0%
Burberry Group PLC (United Kingdom)	5,319	135,001
Cie Financiere Richemont SA (Switzerland)	2,370	248,351
Fossil Group, Inc.*	162	16,932
Hanesbrands, Inc.	751	73,928
Kate Spade & Co.*	1,381	52,671
Kering (France)	1,105	242,405
Michael Kors Holdings Ltd.*	655	58,066
Moncler SpA (Italy)	4,190	69,419
NIKE, Inc. (Class B Stock)	2,475	191,936
Pacific Textile Holdings Ltd. (Hong Kong)	62,000	77,516
PVH Corp.	156	18,190
Ralph Lauren Corp.	31	4,981
Samsonite International SA (Hong Kong)	21,900	72,196
Swatch Group AG (The) (Switzerland)	52	31,354
Ted Baker PLC (United Kingdom)	1,198	37,107
Tumi Holdings, Inc.*	642	12,923
VF Corp.	77	4,851

		1,347,827

Thrifts & Mortgage Finance
New York Community Bancorp, Inc.	1,774	28,349
Ocwen Financial Corp.*	332	12,317
Severn Bancorp, Inc.*	726	3,369
Waterstone Financial, Inc.	1,368	15,609

		59,644

Tobacco — 0.8%
Japan Tobacco, Inc. (Japan)	11,100	404,729
KT&G Corp. (South Korea)	2,070	183,104
Philip Morris International, Inc.	5,421	457,045

		1,044,878

SEE NOTES TO FINANCIAL STATEMENTS.

A371

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Trading Companies & Distributors — 0.9%
AeroCentury Corp.*	800	$12,768
Brenntag AG (Germany)	606	108,265
Essex Rental Corp.*	3,974	9,657
Fastenal Co.	2,078	102,840
Indutrade AB (Sweden)	301	14,044
ITOCHU Corp. (Japan)	12,200	156,621
Mitsui & Co. Ltd. (Japan)	10,300	165,126
Nagase & Co. Ltd. (Japan)	2,100	27,183
Rexel SA (France)	5,474	128,024
Sumitomo Corp. (Japan)	25,700	346,774
W.W. Grainger, Inc.	512	130,186

		1,201,488

Transportation Infrastructure — 0.1%
China Merchants Holdings International Co. Ltd. (China)	6,000	18,735
DP World Ltd. (United Arab Emirates)	4,938	97,279

		116,014

Water Utilities
American States Water Co.	646	21,467
California Water Service Group	879	21,272

		42,739

Wireless Telecommunication Services — 0.5%
Globe Telecom, Inc. (Philippines)	895	32,817
KDDI Corp. (Japan)	1,500	91,520
Sarana Menara Nusantara Tbk PT (Indonesia)*	308,600	103,474
SBA Communications Corp. (Class A Stock)*	251	25,677
SoftBank Corp. (Japan)	1,600	119,237
SoftBank Corp. (Japan), ADR	1,635	61,476
Tim Participacoes SA (Brazil), ADR	1,845	53,560
T-Mobile US, Inc.*	491	16,507
Vodafone Group PLC (United Kingdom), ADR	4,946	165,147

		669,415

TOTAL COMMON STOCKS
(cost $108,479,994)		112,238,755

PREFERRED STOCKS — 0.3%
Aerospace & Defense
Rolls-Royce Holdings PLC (United Kingdom) (PRFC C)*(g)	781,220	1,337

Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)	752	196,961

Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC)	8,720	125,541

Health Care Equipment & Supplies
Draegerwerk AG & Co. KGaA (Germany) (PRFC),	94	10,103
Sartorius AG (Germany) (PRFC)	219	26,412

		36,515

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Brazil) (PRFC), ADR	2,300	35,972

TOTAL PREFERRED STOCKS
(cost $387,911)		396,326

RIGHTS*		Units	Value (Note 2)
Spain
Acerinox SA, expiring 07/21/14 (cost $7)		12	$7

WARRANTS*
Real Estate Management & Development
Sun Hung Kai Properties Ltd. (Hong Kong), expiring 04/22/16 (cost $0)		250	326

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.2%
Non-Residential Mortgage-Backed Securities
AmeriCredit Automobile Receivables Trust,,
Series 2014-2, Class B
1.600%	07/08/19	15	14,997
Capital Auto Receivables Asset Trust,,
Series 2014-2, Class A4
1.620%	10/22/18	15	15,074
CNH Equipment Trust,
Series 2014-A, Class A3
0.840%	05/15/19	15	14,992
CNH Equipment Trust,,
Series 2014-B, Class A4
1.610%	05/17/21	30	30,002
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18	10	9,999
Ford Credit Auto Lease Trust,
Series 2014-A, Class A4
0.900%	06/15/17	15	15,036
Ford Credit Floorplan Master Owner Trust A,
Series 2014-1, Class A1
1.200%	02/15/19	15	14,992
GE Equipment Transportation LLC,
Series 2014-1, Class A4
1.480%	08/23/22	15	15,021
John Deere Owner Trust 2014-A,
Series 2014-A, Class A3
0.920%	04/16/18	20	20,039
SMART Trust (Australia),
Series 2014-1US, Class A3A
0.950%	02/14/18	15	15,032
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Class A4
1.450%	09/21/20	40	40,121

TOTAL ASSET-BACKED SECURITIES
(cost $205,005)			205,305

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR8, Class A4
4.674%	06/11/41	45	46,653
Series 2006-T24, Class A4
5.537%	10/12/41	48	52,274

SEE NOTES TO FINANCIAL STATEMENTS.

A372

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A1
1.199%	03/10/47	14	$14,452
Series 2014-GC21, Class AS
4.026%	05/10/47	50	51,872
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	40	43,086
Series 2014-CR15, Class A1
1.218%	02/10/47	14	14,220
Series 2014-LC15, Class B
4.599%(c)	04/10/47	20	21,245
Series 2014-UBS2, Class A1
1.298%	03/10/47	15	14,508
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through,
Series K025, Class A1
1.583%	04/25/22	72	70,843
1.875%	04/25/22	19	19,330
GS Mortgage Securities Trust,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	50	52,827
Series 2014-GS20, Class B
4.529%	04/10/47	20	21,001
Series 2014-GC22, Class A1
1.322%	06/10/47	15	14,976
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(c)	04/15/47	30	31,639
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9, Class A3
5.336%	05/15/47	15	16,272
Series 2007-CB19, Class A4
5.698%(c)	02/12/49	15	16,545
Series 2014-C20, Class A1
1.268%	07/15/47	20	19,999
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class B
4.565%(c)	04/15/47	20	21,127
Series 2014-C16, Class A1
1.294%	06/15/47	10	9,990
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class A3
5.678%	05/15/46	15	16,602
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class A1
1.233%	03/15/47	62	62,420
Series 2014-C20, Class AS
4.176%	05/15/47	40	41,964

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $670,255)			673,845

CORPORATE OBLIGATIONS — 3.4%
Aerospace & Defense
United Technologies Corp.,
Sr. Unsec’d. Notes
5.700%	04/15/40	25	30,690

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Airlines
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.750%	06/17/21	31	$36,028

Auto Components
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24	25	25,959
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17	15	15,185

			41,144

Banks — 0.7%
Abbey National Treasury Services PLC (United Kingdom),
Gtd. Notes
1.375%	03/13/17	40	40,151
Bank of America Corp.,
Sr. Unsec’d. Notes
2.650%	04/01/19	40	40,544
3.875%	03/22/17	40	42,663
4.100%	07/24/23	35	36,325
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	25	25,775
BNP Paribas SA (France),
Bank Gtd. Notes, MTN
1.375%	03/17/17	15	15,005
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/16	25	25,151
3.375%	03/01/23	55	54,790
5.875%	01/30/42	25	29,908
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	30	31,264
HSBC Holdings PLC (United Kingdom),
Sub. Notes
6.500%	05/02/36	100	122,838
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	75	74,707
Sub. Notes
3.375%	05/01/23	50	49,076
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.650%	03/24/17	15	15,087
2.600%	06/24/19	45	45,284
PNC Funding Corp.,
Bank Gtd. Notes
3.300%	03/08/22	35	35,693
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.150%	03/15/19	45	45,362
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	50	50,639
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	50,523

SEE NOTES TO FINANCIAL STATEMENTS.

A373

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Banks (continued)
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35	25	$28,161
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	70	72,354

			931,300

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Series 2014-B, Gtd. Notes
2.875%	02/15/16	25	25,926
5.375%	01/15/20	25	28,862

			54,788

Biotechnology — 0.1%
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	10	10,162
4.625%	05/15/44	35	35,056
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/19	25	25,017

			70,235

Building Materials
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
6.000%	12/30/19	20	23,173

Capital Markets — 0.2%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
5.300%	03/15/20	15	17,168
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.900%	07/19/18	75	77,270
Sub. Notes
6.750%	10/01/37	35	42,106
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	75	75,824
Sub. Notes
5.000%	11/24/25	25	26,664
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	24,015

			263,047

Chemicals
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20	25	27,177

Commercial Services & Supplies — 0.1%
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	30	28,846

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Commercial Services & Supplies (continued)
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.800%	11/01/18	25	$25,821
3.850%	11/15/24	10	10,074
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.,
Gtd. Notes
5.750%	04/15/23	50	53,625
Republic Services, Inc.,
Gtd. Notes
5.500%	09/15/19	25	28,690

			147,056

Consumer Finance
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18	35	34,889

Diversified Consumer Services
President And Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	33,281

Diversified Financial Services — 0.2%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.000%	03/03/17	50	50,024
General Electric Capital Corp.,
Sr. Unsec’d. Notes
1.625%	04/02/18	85	85,139
Sr. Unsec’d. Notes, MTN
3.150%	09/07/22	42	42,192
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.125%	04/13/18	45	49,303
John Deere Capital Corp.,
Sr. Unsec’d. Notes
1.700%	01/15/20	25	24,269

			250,927

Diversified Telecommunication Services — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17	50	49,790
3.000%	02/15/22	25	24,888
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.992%	02/16/16	15	15,705
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.150%	09/15/23	75	83,932
6.350%	04/01/19	25	29,565
6.400%	09/15/33	15	18,374

			222,254

Electric — 0.1%
Nisource Finance Corp.,
Gtd. Notes
4.450%	12/01/21	50	53,820
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	50	56,476

			110,296

SEE NOTES TO FINANCIAL STATEMENTS.

A374

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Electric Utilities — 0.1%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	$35,174
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	35	38,812

			73,986

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18	30	31,017
Avnet, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/20	25	28,194

			59,211

Food & Staples Retailing
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
3.250%	10/25/20	45	47,255

Health Care Providers & Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/19	25	25,066
McKesson Corp.,
Sr. Unsec’d. Notes
1.292%	03/10/17	10	10,026
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/22	40	39,777

			74,869

Insurance — 0.1%
ACE INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	30,261
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	50	52,632
AXIS Specialty Finance PLC,
Gtd. Notes
2.650%	04/01/19	5	5,043
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	25	25,796
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	06/03/24	25	24,966
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	35	34,834

			173,532

IT Services — 0.1%
Fidelity National Information Services, Inc.,
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
IT Services (continued)
1.450%	06/05/17	35	$34,958
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16	25	25,971
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17	25	26,096

			87,025

Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	20	20,204

Media — 0.3%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21	25	27,422
Comcast Corp.,
Gtd. Notes
6.950%	08/15/37	25	33,701
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	06/01/18	35	39,794
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
2.400%	03/15/17	25	25,746
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	25	29,809
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
2.250%	11/15/17	50	50,860
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	25	28,689
Sirius XM Holdings, Inc.,
Gtd. Notes, 144A
5.250%	08/15/22	25	26,938
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16	10	9,996
Time Warner Cable, Inc.,
Gtd. Notes
8.750%	02/14/19	25	32,062
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19	35	35,094

			340,111

Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.050%	09/30/18	50	50,600
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/09/21	35	35,398
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
1.375%	06/17/16	35	35,378

SEE NOTES TO FINANCIAL STATEMENTS.

A375

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Metals & Mining (continued)
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	25	$25,668

			147,044

Multi-Utilities — 0.1%
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	25	26,315
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20	25	28,177
PPL Capital Funding, Inc.,
Gtd. Notes
1.900%	06/01/18	20	19,985
PSEG Power LLC,
Gtd. Notes
2.750%	09/15/16	35	36,335

			110,812

Oil, Gas & Consumable Fuels — 0.5%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.375%	11/06/17	25	25,035
Cameron International Corp.,
Sr. Unsec’d. Notes
1.400%	06/15/17	50	50,164
ConocoPhillips Co.,
Gtd. Notes
1.050%	12/15/17	40	39,615
DCP Midstream Operating LP,
Gtd. Notes
5.600%	04/01/44	25	27,619
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.250%	09/18/18	50	53,500
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
6.500%	02/01/42	35	41,801
Enlink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	25	25,356
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	35	35,061
Murphy Oil Corp.,
Sr. Unsec’d. Notes
2.500%	12/01/17	25	25,588
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20	15	16,830
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	25	26,879
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.625%	05/20/43	15	13,575

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.750%	01/20/20	50	$53,440
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44	50	52,050
Gtd. Notes, 144A
3.125%	01/23/19	40	41,380
Rowan Cos., Inc.,
Gtd. Notes
4.750%	01/15/24	45	47,611
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	25	27,538
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.550%	06/24/24	25	25,248
Williams Partners LP,
Sr. Unsec’d. Notes
5.400%	03/04/44	35	37,549

			665,839

Paper & Forest Products
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22	20	22,053
4.800%	06/15/44	25	25,197

			47,250

Pharmaceuticals
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.600%	06/01/44	35	35,281

Pipelines
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	50	47,853

Real Estate
American Campus Communities Operating Partnership LP,
Gtd. Notes
4.125%	07/01/24	50	50,679

Real Estate Investment Trusts (REITs) — 0.1%
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	35	35,646
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	43	48,590

			84,236

Road & Rail
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Unsec’d. Notes, 144A
2.500%	06/15/19	30	30,055

Software — 0.1%
Oracle Corp.,
Sr. Unsec’d.
2.250%	10/08/19	75	75,030

SEE NOTES TO FINANCIAL STATEMENTS.

A376

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Specialty Retail
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.400%	03/01/16	25	$26,977

Technology Hardware, Storage & Peripherals
Apple, Inc.,
Series 2014-GC21, Sr. Unsec’d. Notes
1.000%	05/03/18	30	29,339

Tobacco
Altria Group, Inc.,
Gtd. Notes
2.950%	05/02/23	45	43,080

Transportation Infrastructure
GATX Corp.,
Sr. Unsec’d. Notes
1.250%	03/04/17	25	24,914
JB Hunt Transport Services, Inc.,
Gtd. Notes
2.400%	03/15/19	25	25,111

			50,025

TOTAL CORPORATE OBLIGATIONS (cost $4,553,571)			4,595,978

FOREIGN GOVERNMENT BONDS — 0.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
5.603%	07/20/20	100	111,500
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	10	12,335
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24	25	25,938
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	25	23,711
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	50	50,351
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18	15	14,898
Province of Quebec (Canada),
Unsec’d. Notes
3.500%	07/29/20	25	26,755
Republic of Iceland (Iceland),
Unsec’d. Notes, 144A
4.875%	06/16/16	100	105,016
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24	50	53,188
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	100	109,425
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	50	58,235

TOTAL FOREIGN GOVERNMENT BONDS (cost $585,456)			591,352

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS
Illinois
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd.
5.720%	12/01/38	10	$11,997

New York
Port Authority of New York & New Jersey,
Revenue Bonds
5.310%	08/01/46	50	54,031

TOTAL MUNICIPAL BONDS (cost $64,206)			66,028

U.S. GOVERNMENT AGENCY
OBLIGATIONS — 3.9%
Federal Home Loan Mortgage Corp.
2.000%	07/01/28	34	33,598
2.500%	05/01/28	36	36,769
2.500%	TBA	85	86,275
3.000%	01/01/27-05/01/43	176	177,467
3.000%	TBA	205	202,229
3.500%	08/01/26-12/01/42	185	191,783
3.500%	TBA	145	149,044
4.000%	07/01/25-06/01/42	96	101,922
4.000%	TBA	120	127,125
4.500%	08/01/24	23	25,065
4.500%	TBA	115	124,463
5.000%	09/01/39	23	25,605
5.000%	TBA	100	110,688
5.500%	TBA	90	100,436
6.000%	04/01/35-01/01/38	50	56,792
Federal National Mortgage Assoc.
0.875%	10/26/17	85	84,376
2.500%	10/01/27-12/01/27	78	79,760
2.500%	TBA	95	96,499
3.000%	TBA	256	256,039
3.000%	TBA	75	74,092
3.000%	TBA	90	93,488
3.500%	06/01/43	183	188,361
3.500%	TBA	70	72,056
3.500%	TBA	75	79,488
4.000%	02/01/41-10/01/43	358	380,728
4.000%	TBA	50	53,078
4.000%	TBA	75	79,356
4.500%	12/01/39-05/01/41	121	131,279
4.500%	TBA	205	222,009
5.000%	07/01/35-02/01/42	145	161,765
5.500%	04/01/34-01/01/36	103	115,434
6.000%	04/01/35-01/01/40	97	109,137
6.500%	11/01/36	46	51,389
Government National Mortgage Assoc.
2.500%	01/20/43	23	22,567
3.000%	12/20/42-04/20/43	133	134,720
3.000%	TBA	110	111,031
3.000%	TBA	30	30,225
3.500%	01/15/42-05/20/44	264	275,781
3.500%	TBA	50	52,082
4.000%	08/15/40-10/20/41	241	258,304

SEE NOTES TO FINANCIAL STATEMENTS.

A377

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	05/20/40-01/20/41	216	$237,092
5.000%	05/20/33-07/20/40	143	157,864
5.500%	08/20/38	46	50,996

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $5,170,615)			5,208,257

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Bonds
3.125%	11/15/41	30	29,072
3.625%	08/15/43	390	411,938
3.875%	08/15/40	90	99,844
4.500%	02/15/36	510	619,411
U.S. Treasury Notes
0.500%	07/31/17	600	592,078
0.875%	01/31/17	410	411,826
1.000%	09/30/16	700	706,782
1.250%	08/31/15-10/31/18	1,520	1,532,899
1.500%	05/31/19	295	293,525
2.125%	02/29/16-08/15/21	1,210	1,237,878
2.625%	08/15/20	285	296,578
2.750%	02/15/24	195	199,433
3.125%	05/15/19	565	605,918
4.250%	08/15/15	115	120,269

TOTAL U.S. TREASURY OBLIGATIONS
(cost $7,125,379)			7,157,451

TOTAL LONG-TERM INVESTMENTS
(cost $127,242,399)			131,133,630

		Shares
SHORT-TERM INVESTMENT — 6.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $8,032,211)(w) (Note 4)		8,032,211	8,032,211

TOTAL INVESTMENTS — 103.0%
(cost $135,274,610)			139,165,841
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (3.0)%			(3,991,505)

NET ASSETS — 100.0%			$135,174,336

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
ADS	American Depositary Security
GDR	Global Depositary Receipt
MTN	Medium Term Note
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Special Drawing Rights
TBA	To Be Announced
JPY	Japanese Yen

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2-Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A378

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Japanese Yen,
Expiring 07/02/14	State Street Bank	JPY	26,404	$260,455	$260,639	$184

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Japanese Yen,
Expiring 07/02/14	Bank of New York Mellon	JPY	1,731	$16,994	$17,087	$(93)
Expiring 07/02/14	Bank of New York Mellon	JPY	1,533	14,992	15,133	(141)
Expiring 07/02/14	Bank of New York Mellon	JPY	1,016	10,000	10,029	(29)
Expiring 07/02/14	Bank of New York Mellon	JPY	816	8,012	8,051	(39)
Expiring 07/02/14	Deutsche Bank AG	JPY	21,308	209,414	210,338	(924)
Expiring 08/04/14	Bank of New York Mellon	JPY	1,217	12,005	12,016	(11)
Expiring 08/04/14	State Street Bank	JPY	28,031	276,575	276,776	(201)

				$547,992	$549,430	$(1,438)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$83,856,873	$28,381,882	$—
Preferred Stocks	161,513	234,813	—
Rights	7	—	—
Warrants	326	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	205,305	—
Commercial Mortgage-Backed Securities	—	673,845	—
Corporate Obligations	—	4,559,950	36,028
Foreign Government Bonds	—	591,352	—
Municipal Bonds	—	66,028	—
U.S. Government Agency Obligations	—	5,208,257	—
U.S. Treasury Obligations	—	7,157,451	—
Affiliated Money Market Mutual Fund	8,032,211	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(1,254)	—

Total	$92,050,930	$47,077,629	$36,028

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A379

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Banks	6.3%
Affiliated Money Market Mutual Fund	6.0
Oil, Gas & Consumable Fuels	5.5
U.S. Treasury Obligations	5.3
Real Estate Investment Trusts (REITs)	5.1
Pharmaceuticals	4.1
U.S. Government Agency Obligations	3.9
Capital Markets	3.3
Internet Software & Services	3.0
Insurance	2.9
Hotels, Restaurants & Leisure	2.7
Aerospace & Defense	2.7
Media	2.7
Chemicals	2.5
IT Services	2.4
Health Care Providers & Services	2.3
Industrial Conglomerates	2.2
Semiconductors & Semiconductor Equipment	2.0
Internet & Catalog Retail	2.0
Biotechnology	2.0
Specialty Retail	1.8
Health Care Equipment & Supplies	1.6
Life Sciences Tools & Services	1.4
Food & Staples Retailing	1.4
Food Products	1.3
Beverages	1.3
Software	1.2
Machinery	1.2
Auto Components	1.2
Electric Utilities	1.1
Diversified Telecommunication Services	1.1
Airlines	1.1
Textiles, Apparel & Luxury Goods	1.0
Commercial Services & Supplies	1.0
Trading Companies & Distributors	0.9
Professional Services	0.9
Automobiles	0.9

Real Estate Management & Development	0.8%
Tobacco	0.8
Technology Hardware, Storage & Peripherals	0.8
Independent Power & Renewable Electricity Producers	0.8
Consumer Finance	0.8
Metals & Mining	0.8
Multi-Utilities	0.6
Multiline Retail	0.6
Construction Materials	0.6
Wireless Telecommunication Services	0.5
Household Products	0.5
Energy Equipment & Services	0.5
Electrical Equipment	0.5
Commercial Mortgage-Backed Securities	0.5
Road & Rail	0.4
Household Durables	0.4
Foreign Government Bonds	0.4
Electronic Equipment, Instruments & Components	0.4
Diversified Financial Services	0.4
Communications Equipment	0.4
Air Freight & Logistics	0.4
Paper & Forest Products	0.3
Personal Products	0.2
Leisure Products	0.2
Gas Utilities	0.2
Containers & Packaging	0.2
Building Products	0.2
Non-Residential Mortgage-Backed Securities	0.2
Transportation Infrastructure	0.1
Electric	0.1
Construction & Engineering	0.1

103.0
Liabilities in excess of other assets	(3.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A380

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$184	Unrealized depreciation on foreign currency forward contracts	$1,438
Equity contracts	Unaffiliated investments	333	—	—

Total		$517		$1,438

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Forward Currency Contracts(2)	Total
Foreign exchange contracts	$—	$63	$63
Equity contracts	418	—	418

Total	$418	$63	$481

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(3)	Forward Currency Contracts(4)	Total
Foreign exchange contracts	$—	$(1,254)	$(1,254)
Equity contracts	326	—	326

Total	$326	$(1,254)	$(928)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the period ended June 30, 2014, the Portfolio’s average value at settlement date payable for forward foreign currency exchange purchase contracts was $130,228 and the average value at settlement date receivable for foreign currency exchange sale contracts was $359,108.

SEE NOTES TO FINANCIAL STATEMENTS.

A381

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Bank of New York Mellon	$—	$—	$—	$—
Deutsche Bank AG	—	—	—	—
State Street Bank	184	(184)	—	—

	$184

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Bank of New York Mellon	$(313)	$—	$—	$(313)
Deutsche Bank AG	(924)	—	—	(924)
State Street Bank	(201)	184	—	(17)

	$(1,438)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A382

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Unaffiliated investments (cost $127,242,399)	$131,133,630
Affiliated investments (cost $8,032,211)	8,032,211
Foreign currency, at value (cost $193,091)	194,289
Receivable for fund share sold	2,703,067
Receivable for investments sold	393,182
Dividends and interest receivable	260,926
Tax reclaim receivable	13,972
Unrealized appreciation on foreign currency forward contracts	184

Total Assets	142,731,461

LIABILITIES:
Payable for investments purchased	7,478,847
Advisory fees payable	40,684
Accrued expenses and other liabilities	34,361
Unrealized depreciation on foreign currency forward contracts	1,438
Distribution fee payable	1,430
Affiliated transfer agent fee payable	365

Total Liabilities	7,557,125

NET ASSETS	$135,174,336

Net assets were comprised of:
Paid-in capital	$131,083,834
Retained earnings	4,090,502

Net assets, June 30, 2014	$135,174,336

Net asset value and redemption price per share, $135,174,336 / 12,762,461 outstanding shares of beneficial interest	$10.59

STATEMENT OF OPERATIONS

(Unaudited)

For the Period February 10, 2014* through June 30, 2014

INCOME
Unaffiliated dividend income (net of $21,759 foreign withholding tax)	$516,605
Interest income	54,645
Affiliated dividend income	3,152

574,402

EXPENSES
Advisory fees	208,577
Distribution fee	23,436
Custodian and accounting fees	157,000
Audit fee	13,000
Trustees’ fees	8,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000)	4,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	7,576

Total expenses	430,589

NET INVESTMENT INCOME	143,813

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	69,222
Short sales transactions	(3,814)
Foreign currency transactions	(11,382)

54,026

Net change in unrealized appreciation (depreciation) on:
Investments	3,891,231
Foreign currencies	1,432

3,892,663

NET GAIN ON INVESTMENTS	3,946,689

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,090,502

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

February 10, 2014* through June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$143,813
Net realized gain on investment and foreign currency transactions	54,026
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,892,663

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,090,502

FUND SHARE TRANSACTIONS:
Fund share sold [13,263,593 shares]	136,240,530
Fund share repurchased [501,132 shares]	(5,156,696)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	131,083,834

TOTAL INCREASE IN NET ASSETS	135,174,336
NET ASSETS:
Beginning of period	—

End of period	$135,174,336

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A383

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2014 consisted of 89 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 15 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives:

AST Advanced Strategies Portfolio (“Advanced Strategies”):    High level of absolute return by using traditional and non-traditional investment strategies and investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.

AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”):    Highest potential total return consistent with its specified level of risk tolerance.

AST BlackRock Global Strategies Portfolio (“BlackRock Global Strategies”):    High total return consistent with a moderate level of risk.

AST Defensive Asset Allocation Portfolio (“Defensive Asset Allocation”):    Highest potential total return consistent with its specified level of risk tolerance.

AST FI Pyramis® Quantitative Portfolio (“ FI Pyramis® Quantitative”) formerly known as AST First Trust Balanced Target Portfolio:    Long-term capital growth balanced by current income.

AST Franklin Templeton Founding Funds Plus Portfolio (“Franklin Templeton Founding Funds Plus”):    Capital appreciation.

AST PIMCO Limited Maturity Bond Portfolio (“PIMCO Limited Maturity Bond”):    Maximize total return, consistent with preservation of capital and prudent investment management.

AST PIMCO Total Return Bond Portfolio (“PIMCO Total Return Bond”):    Maximize total return, consistent with preservation of capital and prudent investment management.

AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”):    Highest potential total return consistent with its specified level of risk tolerance.

AST Prudential Growth Allocation Portfolio (“Prudential Growth Allocation”):    Total return.

AST RCM World Trends Portfolio (“RCM World Trends”):    Highest potential total return consistent with it specified level of risk tolerance.

AST Schroders Global Tactical Portfolio (“Schroders Global Tactical”):    To outperform its blended performance benchmark. The blended performance benchmark index is currently comprised of the Russell 3000 Index (45%), the MSCI EAFE Index (USD Hedged) (12.5%), the MSCI EAFE Index (USD Unhedged) (12.5%), and the Barclays U.S. Aggregate Bond Index (30%).

AST Schroders Multi-Asset World Strategies Portfolio (“Schroders Multi-Asset World Strategies”):    Long-term capital appreciation.

AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”):    High level of total return by investing primarily in a diversified portfolio of equity and fixed-income securities.

AST T. Rowe Price Growth Opportunities Portfolio (“T. Rowe Price Growth Opportunities”):    High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.

B1

2.	Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Security Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc., with the exception of Schroders Global Tactical and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”). PI is the sole Investment Manager of Schroders Global Tactical. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

B2

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting agreement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options:    Certain Portfolios either purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends

B3

to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating-Rate Notes Issued in Conjunction with Securities Held:    The Portfolios may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with benchmarked short-term interest rates. Some of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters provide less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. The Portfolios account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may also use futures to gain additional

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market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options, and guarantees the futures and options contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements:    Certain Portfolios may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the agreement.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed in either directly with a counterparty (“OTC traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange traded swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate

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payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios have entered into credit default swaps to provide a measure of protection against defaults of the issuers. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

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Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2014, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Portfolio holds such warrants and rights as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment in kind securities:    Certain fixed income Portfolios may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains and losses with respect to the security.

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Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual. Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-dividend date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and

B8

administrative services. At June 30, 2014, the Investment Manager has engaged the following firms as Sub-advisers for their respective Portfolios:

Allianz Global Investors US LLC for RCM World Trends;

BlackRock Financial Management, Inc. for BlackRock Global Strategies;

Brown Advisory LLC for a portion of Advanced Strategies;

First Trust Advisors L.P. for FI Pyramis® Quantitative through February 7, 2014;

Loomis, Sayles & Company, L.P. for a portion of Advanced Strategies;

LSV Asset Management for a portion of Advanced Strategies;

Pacific Investment Management Company LLC (“PIMCO”) for PIMCO Total Return Bond, PIMCO Limited Maturity Bond and a portion of Advanced Strategies;

PI, through its Strategic Investment Research Group team, also directly manages a portion of the assets of the Advanced Strategies and manages Balanced Asset Allocation and Preservation Asset Allocation;

Prudential Investment Management, Inc. (“PIM”) for a portion of Prudential Growth Allocation;

Pyramis® Global Advisors, LLC for AST FI Pyramis® Quantitative Portfolio effective February 7, 2014;

Quantitative Management Associates LLC (“QMA”) for Defensive Asset Allocation, a portion of Advanced Strategies and a portion of Prudential Growth Allocation;

Schroder Investment Management North America Ltd. and Schroder Investment Management North America, Inc. for Schroders Multi-Asset World Strategies and Schroders Global Tactical;

T. Rowe Price Associates, Inc. for T. Rowe Price Asset Allocation, T. Rowe Price Growth Opportunities and a portion of Advanced Strategies;

William Blair & Company, LLC for a portion of Advanced Strategies.

Advisory Fees and Expense Limitations:    The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has agreed to waive a portion of their advisory fee and/or reimburse certain Portfolios so that the advisory fees plus other annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Each voluntary waiver/reimbursement may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees at June 30, 2014	Effective Advisory Fees
Advanced Strategies	0.84% first $300 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $ 2.5 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.76%
Balanced Asset Allocation	0.15%	0.15%
BlackRock Global Strategies	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $ 2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	0.97%
Defensive Asset Allocation	0.15%	0.15%

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	Advisory Fees at June 30, 2014	Effective Advisory Fees
FI Pyramis® Quantitative	0.84% first $300 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $ 2.5 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.72%
Franklin Templeton Founding Funds Plus	0.02%	0.02%
PIMCO Limited Maturity Bond	0.64% first $300 million; 0.63% on next $200 million; 0.62% on next $250 million; 0.61% on next $ 2.5 billion; 0.60% on next $2.75 billion; 0.57% on next $4 billion; 0.55% in excess of $10 billion	0.63%
PIMCO Total Return Bond	0.64% first $300 million; 0.63% on next $200 million; 0.62% on next $250 million; 0.61% on next $ 2.5 billion; 0.60% on next $2.75 billion; 0.57% on next $4 billion; 0.55% in excess of $10 billion	0.60%
Preservation Asset Allocation	0.15%	0.15%
Prudential Growth Allocation	0.84% first $300 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $ 2.5 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.78%
RCM World Trends	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $ 2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	0.84%
Schroders Global Tactical**	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $ 2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	0.91%
Schroders Multi-Asset World Strategies	1.09% first $300 million; 1.08% on next $200 million; 1.07% on next $250 million; 1.06% on next $ 2.5 billion; 1.05% on next $2.75 billion; 1.02% on next $4 billion; 1.00% in excess of $10 billion	1.06%
T. Rowe Price Asset Allocation	0.84% first $300 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $ 2.5 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.75%
T. Rowe Price Growth Opportunities	0.89% first $300 million; 0.88% on next $200 million; 0.87% on next $250 million; 0.86% on next $ 2.5 billion; 0.85% on next $2.75 billion; 0.82% on next $4 billion; 0.80% in excess of $10 billion	0.89%

	Fee Waivers through June 30, 2014	Fee Waivers effective July 1, 2014
Advanced Strategies	contractually waive 0.01% through June 30, 2015	contractually waive 0.01% through June 30, 2015

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	Fee Waivers through June 30, 2014	Fee Waivers effective July 1, 2014
FI Pyramis® Quantitative	contractually waive 0.093% through June 30, 2015(1)	contractually waive 0.14% through June 30, 2015
Prudential Growth Allocation	contractually waive 0.02% through June 30, 2014	N/A
RCM World Trends	contractually waive 0.07% through June 30, 2014	N/A
T. Rowe Price Asset Allocation	contractually waive 0.02% through June 30, 2014*	contractually waive 0.02% through June 30, 2015*

*	The manager has voluntarily agreed to waive two-thirds of the incremental increase in their net management fees as a result of the underlying voluntary subadvisor fee discount. For the six months ended June 30, 2014 the manager waived 0.02%.

**	Voluntarily reimburse expenses and/or waive fees to the extent that the Portfolio’s “Acquired Funds Fees and Expenses” exceed 0.20% of the Portfolio’s average daily net assets.

(1)	Contractual waiver of .093% effective February 10, 2014, prior to that date the waiver was 0.08%.

AST Investment Services, Inc., PI, PIM and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2014, brokerage commission recaptured under these agreements was as follows:

Amount
Advanced Strategies	$56,187
Prudential Growth Allocation	1,685
RCM World Trends	27,951

4.	Other Transactions with Affiliates

The Trust, excluding Balanced Asset Allocation Portfolio, Franklin Templeton Founding Funds Plus Portfolio and Preservation Asset Allocation Portfolio, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Balanced Asset Allocation Portfolio, Defensive Asset Allocation, Franklin Templeton Founding Funds Plus Portfolio, and Preservation Asset Allocation Portfolio. In addition, no 12b-1 fee is charged for the assets of Advanced Strategies Portfolio that are invested in other portfolios of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

PIM, an indirect, wholly-owned subsidiary of Prudential, acts as the Trust’s securities lending agent. For the six months ended June 30, 2014, PIM was compensated as follows for these services by the Portfolios:

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Amount
Advanced Strategies	$178,210
BlackRock Global Strategies	40,954
FI Pyramis® Quantitative	70,411
Prudential Growth Allocation	98,407
RCM World Trends	146,871
Schroders Global Tactical	218,649
Schroders Multi-Asset World Strategies	213,456
T. Rowe Price Asset Allocation	170,533

5.	Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2014, were as follows:

	Cost of Purchases	Proceeds from Sales
Advanced Strategies	$3,668,841,410	$3,131,741,118
Balanced Asset Allocation	754,592,363	899,562,700
BlackRock Global Strategies	2,255,270,171	2,148,693,642
Defensive Asset Allocation	81,324,744	27,468,055
FI Pyramis® Quantitative	6,361,987,141	6,877,000,208
Franklin Templeton Founding Funds Plus	295,078,803	389,943
PIMCO Limited Maturity Bond	182,839,065	265,679,254
PIMCO Total Return Bond	7,874,624,987	7,833,398,550
Preservation Asset Allocation	527,590,100	835,454,900
Prudential Growth Allocation	4,036,866,342	3,865,359,722
RCM World Trends	618,802,209	411,873,695
Schroders Global Tactical	1,200,092,034	1,020,138,636
Schroders Multi-Asset World Strategies	1,331,987,723	1,324,489,802
T. Rowe Price Asset Allocation	2,626,346,317	2,526,696,694
T. Rowe Price Growth Opportunities	129,899,220	9,742,645

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2014 is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Advanced Strategies
Federated Aggressive Growth	$53,330,540	$702,400	$1,520,000	$—	$54,214,263
Goldman Sachs Small-Cap Value	38,968,734	—	—	—	41,194,194
Small-Cap Growth	73,576,325	1,053,600	2,280,000	—	72,643,919
Small-Cap Value	99,487,325	6,900,000	9,478,000	—	101,586,062

	$265,362,924	$8,656,000	$13,278,000	$—	$269,638,438

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Balanced Asset Allocation
AQR Emerging Markets Equity	$14,276,794	$10,223,532	$408,300	$—	$25,553,101
AQR Large-Cap	925,744,584	4,084,480	65,674,400	—	927,455,962
ClearBridge Dividend Growth	457,951,493	2,042,240	31,347,200	—	462,164,339
Federated Aggressive Growth	85,953,420	862,492	4,096,000	—	85,404,040
Goldman Sachs Large-Cap Value	224,208,433	8,420,339	18,667,900	—	234,189,173
Goldman Sachs Mid-Cap Growth	6,579,974	10,640,401	723,400	—	17,409,836
Goldman Sachs Small-Cap Value	66,340,023	—	—	—	70,128,626
Goldman Sachs Strategic Income	—	242,732,110	770,000	—	241,400,852
Herndon Large-Cap Value	171,696,100	3,965,254	11,757,200	—	171,051,582

B12

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Balanced Asset Allocation (continued)
High Yield	$161,056,357	$—	$25,147,500	$—	$144,148,037
International Growth	609,875,225	22,707,854	27,270,700	—	604,650,648
International Value	598,064,109	33,707,854	40,770,700	—	605,237,968
Jennison Large-Cap Growth	220,701,586	9,403,023	67,665,100	—	168,606,417
Jennison Large-Cap Value	173,816,495	865,254	11,757,200	—	177,356,212
Large-Cap Value	180,983,378	765,254	23,057,200	—	174,022,753
Loomis Sayles Large-Cap Growth	329,857,340	116,656,175	30,453,600	—	432,865,204
Lord Abbett Core Fixed-Income	224,077,350	17,644,629	5,555,000	—	246,089,967
MFS Growth	329,174,897	10,940,951	24,440,200	—	324,426,263
MFS Large-Cap Value	170,242,671	4,565,254	9,757,200	—	173,059,299
Mid-Cap Value	17,567,047	78,892	920,400	—	18,052,494
Money Market	50,156,367	293,633	—	—	50,450,000
Neuberger Berman Core Bond	140,795,217	11,027,924	2,215,000	—	155,245,055
Neuberger Berman Mid-Cap Growth	26,406,726	2,108,151	11,098,400	—	17,581,356
Neuberger Berman/LSV Mid-Cap Value	17,685,653	78,892	920,400	—	18,420,640
Parametric Emerging Markets Equity	22,956,822	2,108,591	3,749,100	—	22,603,197
PIMCO Limited Maturity Bond	86,289,557	410,056	1,375,000	—	85,986,973
PIMCO Total Return Bond	779,884,343	49,839,015	240,455,000	—	612,352,960
Prudential Core Bond	949,452,473	80,009,584	18,095,000	—	1,054,610,451
QMA Emerging Markets Equity	19,660,819	1,088,915	5,181,800	—	16,077,764
QMA Large-Cap	931,310,484	4,084,480	89,674,400	—	923,671,405
Small-Cap Growth	122,764,579	7,543,739	6,136,500	—	125,027,753
Small-Cap Value	165,484,281	982,659	11,107,600	—	162,414,130
T. Rowe Price Equity Income	239,390,824	1,020,339	22,867,900	—	231,316,557
T. Rowe Price Large-Cap Growth	220,059,689	11,903,023	71,865,100	—	165,164,752
T. Rowe Price Natural Resources	9,489,962	43,317	502,300	—	10,401,059
Templeton Global Bond	249,191	—	—	—	256,132
Western Asset Core Plus Bond	697,973,815	56,139,421	14,080,000	—	778,971,135
Western Asset Emerging Markets Debt	90,308,259	25,604,636	—	—	123,934,552

	$9,538,486,337	$754,592,363	$899,562,700	$—	$9,857,758,644

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Defensive Asset Allocation
AQR Emerging Markets Equity	$53,450	$75,721	$9,576	$—	$127,610
AQR Large-Cap	3,013,538	1,737,705	634,732	—	4,424,885
Clearbridge Dividend Growth	1,506,751	864,598	317,903	—	2,213,082
Federated Aggressive Growth	268,786	179,907	56,014	—	408,015
Goldman Sachs Large-Cap Value	755,475	431,757	162,521	—	1,119,119
Goldman Sachs Mid-Cap Growth	21,887	65,274	7,276	—	84,499
Goldman Sachs Strategic Income	—	11,380,318	225,560	—	11,131,657
Herndon Large-Cap Value	567,060	331,518	123,437	—	811,777
High Yield	4,541,047	2,496,096	1,665,021	—	5,655,880
International Growth	2,031,632	1,160,226	324,858	—	2,896,937
International Value	2,032,889	1,099,320	346,893	—	2,868,976
Jennison Large-Cap Growth	708,775	456,749	413,979	—	786,157
Jennison Large-Cap Value	568,779	325,403	117,967	—	843,661
Large-Cap Value	566,225	321,098	131,587	—	824,693
Loomis Sayles Large-Cap Growth	1,062,896	1,154,322	234,575	—	2,069,843
Lord Abbett Core Fixed-Income	7,553,260	4,042,306	838,427	—	11,146,960
MFS Growth	1,062,620	676,599	251,562	—	1,538,245

B13

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Defensive Asset Allocation (continued)
MFS Large-Cap Value	$565,999	$329,188	$111,967	$—	$824,377
Mid-Cap Value	58,370	32,613	11,211	—	86,016
Money Market	2,987,437	1,624,222	151,464	—	4,460,196
Neuberger Berman Core Bond	4,720,392	2,540,022	505,960	—	6,973,590
Neuberger Berman Mid-Cap Growth	87,666	54,694	64,923	—	79,058
Neuberger Berman/LSV Mid-Cap Value	58,354	32,688	11,226	—	87,034
Parametric Emerging Markets Equity	85,546	43,781	25,045	—	111,488
PIMCO Limited Maturity Bond	2,922,679	1,583,600	283,260	—	4,250,529
PIMCO Total Return Bond	26,438,448	12,791,581	12,247,936	—	27,886,879
Prudential Core Bond	32,069,404	17,079,383	3,475,140	—	47,377,482
QMA Emerging Markets Equity	74,761	36,300	34,860	—	80,250
QMA Large Cap Value	3,016,125	1,711,295	680,817	—	4,404,976
Small-Cap Growth	402,617	281,603	88,871	—	605,475
Small-Cap Value	739,348	438,864	135,606	—	1,093,751
T. Rowe Price Equity Income	753,746	433,302	151,856	—	1,103,535
T. Rowe Price Large-Cap Growth	709,168	453,184	417,009	—	774,266
T. Rowe Price Natural Resources	31,472	17,885	8,110	—	47,336
Western Asset Core Plus Bond	23,602,571	12,504,710	2,716,029	—	34,923,841
Western Asset Emerging Markets Debt	3,023,687	2,536,912	484,877	—	5,421,522

	$128,662,860	$81,324,744	$27,468,055	$—	$189,543,597

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Franklin Templeton Founding Funds Plus
Franklin Templeton Founding Funds Allocation	$370,944,816	$215,820,369	$—	$—	$622,971,199
Templeton Global Bond	123,648,272	79,258,434	389,943	—	207,657,067

	$494,593,088	$295,078,803	$389,943	$—	$830,628,266

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Preservation Asset Allocation
AQR Emerging Markets Equity	$6,381,172	$3,624,000	$221,800	$—	$10,412,242
AQR Large-Cap	395,049,901	—	38,334,700	—	383,117,430
ClearBridge Dividend Growth	197,964,669	—	20,674,500	—	191,307,495
Federated Aggressive Growth	37,686,216	—	3,737,400	—	35,130,047
Goldman Sachs Large-Cap Value	99,318,095	1,700,000	13,834,600	—	95,668,601
Goldman Sachs Mid-Cap Growth	2,903,123	4,300,000	380,500	—	7,209,238
Goldman Sachs Small-Cap Value	33,419,151	—	—	—	35,327,681
Goldman Sachs Strategic Income	—	306,545,300	1,698,500		304,201,187
Herndon Large-Cap Value	75,590,328	700,000	8,512,600	—	70,754,204
High Yield	201,775,284	—	32,756,100	—	179,341,427
International Growth	262,194,107	6,000,000	18,724,100	—	249,115,630
International Value	259,062,990	4,500,000	21,724,300	—	247,606,312
Jennison Large-Cap Growth	96,036,791	3,000,000	33,309,600	—	68,208,825
Jennison Large-Cap Value	75,219,666	600,000	10,263,200	—	71,601,692
Large-Cap Value	77,662,136	—	12,164,000	—	71,970,565
Loomis Sayles Large-Cap Growth	143,374,439	47,450,000	19,024,400	—	178,813,442
Lord Abbett Core Fixed Income	300,030,610	9,519,300	14,170,100	—	308,400,067
MFS Growth	143,274,277	5,000,000	18,986,200	—	133,053,068
MFS Large-Cap Value	75,242,807	700,000	8,263,000	—	71,018,290

B14

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Preservation Asset Allocation (continued)
Mid-Cap Value	$8,165,497	$—	$1,011,600	$—	$7,740,034
Money Market	118,454,116	—	5,000,000	—	113,454,116
Neuberger Berman Core Bond	185,682,822	5,949,600	8,099,100	—	190,786,103
Neuberger Berman Mid-Cap Growth	11,824,358	250,000	4,860,500	—	7,270,437
Neuberger Berman/LSV Mid-Cap Value	8,099,514	—	1,011,600	—	7,769,439
Parametric Emerging Markets Equity	10,258,023	—	1,718,900	—	9,097,776
PIMCO Limited Maturity Bond	115,515,036	—	2,692,300	—	113,705,580
PIMCO Total Return Bond	1,045,139,612	25,798,200	330,809,200	—	770,612,843
Prudential Core Bond	1,264,987,378	41,456,900	48,637,000	—	1,314,413,986
QMA Emerging Markets Equity	8,801,474	—	2,369,900	—	6,643,584
QMA Large-Cap	396,707,379	—	47,833,400	—	381,442,142
Small-Cap Growth	54,146,012	3,000,000	4,836,100	—	52,701,467
Small-Cap Value	66,699,105	—	7,034,400	—	62,435,415
T. Rowe Price Equity Income	103,061,986	—	12,635,200	—	96,232,342
T. Rowe Price Large-Cap Growth	95,301,994	5,750,000	36,208,600	—	67,129,317
T. Rowe Price Natural Resources	4,375,450	—	269,800	—	4,733,579
Templeton Global Bond	1,423,730	—	1,800	—	1,461,588
Western Asset Core Plus Bond	932,362,073	29,746,800	43,489,300	—	969,556,553
Western Asset Emerging Markets Debt	119,622,656	22,000,000	156,600	—	152,057,495

	$7,032,813,977	$527,590,100	$835,454,900	$—	$7,041,501,239

Written options transactions, during the six months ended June 30, 2014, were as follows:

	Advanced Strategies		BlackRock Global Strategies
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	1,593,830,120	$3,422,439	93,850	$14,613
Written options	1,014,228,886	6,941,275	131,100	91,827
Expired options	(1,979,297,800)	(5,556,105)	(53,950)	(31,116)
Closed options	(198,721,200)	(1,068,510)	(109,000)	(12,895)

Balance at end of period	430,040,006	$3,739,099	62,000	$62,429

	PIMCO Limited Maturity		PIMCO Total Return
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	—	$—	2,130,680,000	$8,632,352
Written options	164,800,000	745,000	1,800,800,000	9,386,377
Expired options	(154,600,000)	(722,058)	(2,581,180,000)	(10,235,642)
Closed options	(10,200,000)	(22,942)	(174,000,000)	(872,749)

Balance at end of period	—	$—	1,176,300,000	$6,910,338

B15

	Prudential Growth Allocation
	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	—	$—
Written options	486,600	74,604
Expired options	(91,000)	(5,526)
Closed options	(395,600)	(69,078)

Balance at end of period	—	$—

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Line of Credit

The Portfolios, along with other affiliated registered investment companies (the “Funds”), were parties to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at June 30, 2014
Advanced Strategies	$2,535,500	1.40%	4	—
Defensive Asset Allocation	330,571	1.41%	7	—
Prudential Growth Allocation	2,721,000	1.40%	6	—
Schroders Global Tactical	10,255,750	1.40%	4	—

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Ownership

As of June 30, 2014, substantially all shares of each Portfolio were owned of record by PALAC, Pruco Life Arizona, PLNJ and PICA on behalf of the owners of the variable insurance products issued by each of these entities.

B16

Financial Highlights

(Unaudited)

	AST Advanced Strategies Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(c)	2012(c)	2011	2010	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.08		$12.08	$10.84	$10.93	$9.73	$7.96

Income (Loss) From Investment Operations:
Net investment income	.11		.14	.18	.17	.12	.17
Net realized and unrealized gain (loss) on investments	.72		1.86	1.28	(.16)	1.20	1.87

Total from investment operations	.83		2.00	1.46	.01	1.32	2.04

Less Distributions:	—		—	(.22)	(.10)	(.12)	(.27)

Net Asset Value, end of period	$14.91		$14.08	$12.08	$10.84	$10.93	$9.73

Total Return(a)	5.89%		16.56%	13.65%	.11%	13.71%	26.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8,939.9		$8,426.2	$6,350.6	$3,784.3	$3,505.8	$2,021.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.88	%(d)	.90%	.93%	.95%	.97%	1.02%
Expenses Before Waivers and/or Expense Reimbursement	.92	%(d)	.93%	.98%	.99%	.99%	1.03%
Net investment income	1.61	%(d)	1.10%	1.54%	1.74%	1.59%	1.97%
Portfolio turnover rate	68	%(e)	148%	172%	221%	155%	222%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.80		$11.73	$10.91	$11.11	$9.98	$8.23

Income (Loss) From Investment Operations:
Net investment income (loss)	(.01)		(.02)	.11	.12	.08	.17
Net realized and unrealized gain (loss) on investments	.67		2.09	1.21	(.25)	1.14	1.73

Total from investment operations	.66		2.07	1.32	(.13)	1.22	1.90

Less Distributions:	—		—	(.50)	(.07)	(.09)	(.15)

Net Asset Value, end of period	$14.46		$13.80	$11.73	$10.91	$11.11	$9.98

Total Return(a)	4.78%		17.65%	12.48%	(1.22)%	12.31%	23.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10,974.5		$10,590.7	$8,712.2	$6,447.4	$6,887.8	$4,612.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.16	%(d)	.16%	.15%	.16%	.16%	.17%
Expenses Before Waivers and/or Expense Reimbursement	.16	%(d)	.16%	.16%	.16%	.16%	.17%
Net investment income (loss)	(.14	)%(d)	(.15)%	1.06%	1.06%	.80%	1.91%
Portfolio turnover rate	8	%(e)	47%	38%	71%	34%	34%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST BlackRock Global Strategies Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,		April 29, 2011(c) through December 31, 2011
			2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.45		$10.32	$9.27	$10.00

Income (Loss) From Investment Operations:
Net investment income	.06		.09	.10	.06
Net realized and unrealized gain (loss) on investments	.47		1.04	1.00	(.79)

Total from investment operations	.53		1.13	1.10	(.73)

Less Distributions:	—		—	(.05)	—

Net Asset Value, end of period	$11.98		$11.45	$10.32	$9.27

Total Return(a)	4.63%		10.95%	11.90%	(7.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,322.6		$2,207.7	$1,772.9	$1,088.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.11	%(d)	1.10%	1.10%	1.08	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.11	%(d)	1.11%	1.13%	1.15	%(d)
Net investment income	1.13	%(d)	.98%	1.26%	1.10	%(d)
Portfolio turnover rate	151	%(e)	380%	550%	314	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

	AST Defensive Asset Allocation Portfolio
	Six Months Ended June 30, 2014		April 29, 2013(c) through December 31, 2013(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.80		$10.00

Income (Loss) From Investment Operations:
Net investment loss	(.01)		(.02)
Net realized and unrealized gain (loss) on investments	.44		(.18)

Total from investment operations	.43		(.20)

Net Asset Value, end of period	$10.23		$9.80

Total Return(a)	4.39%		(2.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$190.4		$129.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.22	%(e)	.37	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.22	%(e)	.37	%(e)
Net investment loss	(.22	)%(e)	(.37	)%(e)
Portfolio turnover rate	17	%(f)	38	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST FI Pyramis® Quantitative Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012(c)	2011	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.74		$10.23	$9.46	$9.76	$8.69	$7.33

Income (Loss) From Investment Operations:
Net investment income	.11		.18	.22	.21	.22	.24
Net realized and unrealized gain (loss) on investments	.20		1.33	.77	(.35)	1.00	1.45

Total from investment operations	.31		1.51	.99	(.14)	1.22	1.69

Less Distributions:	—		—	(.22)	(.16)	(.15)	(.33)

Net Asset Value, end of period	$12.05		$11.74	$10.23	$9.46	$9.76	$8.69

Total Return(a)	2.64%		14.76%	10.64%	(1.51)%	14.36%	23.85%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,095.4		$5,030.0	$4,112.7	$2,784.0	$2,787.4	$1,671.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.84	%(d)	.89%	.93%	.94%	.94%	.98%
Expenses Before Waivers and/or Expense Reimbursement	.93	%(d)	.93%	.97%	.98%	.98%	.99%
Net investment income	1.80	%(d)	1.79%	2.23%	2.33%	2.46%	3.08%
Portfolio turnover rate	173	%(e)	69%	94%	130%	62%	49%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Franklin Templeton Founding Funds Plus Portfolio
	Six Months Ended June 30, 2014		April 29, 2013(c) through December 31, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.94		$10.00

Income (Loss) From Investment Operations:
Net investment loss	—	(d)	—	(d)
Net realized and unrealized gain on investments	.66		.94

Total from investment operations	.66		.94

Net Asset Value, end of period	$11.60		$10.94

Total Return(a)	6.03%		9.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$830.7		$494.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.04	%(e)	.09	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.04	%(e)	.09	%(e)
Net investment loss	(.04	)%(e)	(.09	)%(e)
Portfolio turnover rate	0	%(f)(g)	2	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

(g)	Less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST PIMCO Limited Maturity Bond Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012(c)	2011(c)	2010(c)		2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.35		$10.58	$10.55	$10.58	$10.46		$10.85

Income (Loss) From Investment Operations:
Net investment income	.08		.13	.10	.14	.11		.30
Net realized and unrealized gain (loss) on investments	—	(d)	(.36)	.38	.11	.29		.75

Total from investment operations	.08		(.23)	.48	.25	.40		1.05

Less Distributions:	—		—	(.45)	(.28)	(.28)		(1.44)

Net Asset Value, end of period	$10.43		$10.35	$10.58	$10.55	$10.58		$10.46

Total Return(a)	.77%		(2.17)%	4.60%	2.34%	3.90%		10.33%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,007.0		$1,052.5	$1,178.0	$1,026.2	$968.4		$1,033.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.77	%(e)	.76%	.76%	.77%	.79	%(f)	.79%
Expenses Before Waivers and/or Expense Reimbursement	.77	%(e)	.76%	.78%	.78%	.80	%(f)	.79%
Net investment income	1.35	%(e)	1.09%	.95%	1.34%	1.02%		2.78%
Portfolio turnover rate	66	%(g)	85%	297%	575%	368%		363%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Includes interest expense of 0.01% for the year ended December 31, 2010.

(g)	Not annualized.

	AST PIMCO Total Return Bond Portfolio
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013(c)	2012(c)		2011(c)		2010(c)		2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.29		$12.52	$11.91		$12.16		$11.70		$11.31

Income (Loss) From Investment Operations:
Net investment income	.11		.18	.25		.26		.25		.35
Net realized and unrealized gain (loss) on investments	.31		(.41)	.84		.13		.64		1.41

Total from investment operations	.42		(.23)	1.09		.39		.89		1.76

Less Distributions:	—		—	(.48)		(.64)		(.43)		(1.37)

Net Asset Value, end of period	$12.71		$12.29	$12.52		$11.91		$12.16		$11.70

Total Return(a)	3.42%		(1.84)%	9.32%		3.18%		7.72%		16.53%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6,389.0		$7,045.8	$8,159.5		$6,925.1		$9,779.9		$8,417.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.73	%(d)	.72%	.73	%(e)	.74	%(e)	.74	%(e)	.75	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.73	%(d)	.73%	.77	%(e)	.77	%(e)	.77	%(e)	.78	%(e)
Net investment income	1.74	%(d)	1.46%	2.06%		2.14%		2.09%		3.03%
Portfolio turnover rate	151	%(f)	348%	482%		755%		633%		445%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with inverse floater securities.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST Preservation Asset Allocation Portfolio
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013(c)	2012(c)	2011(c)	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.16		$12.05	$11.76	$11.75	$10.78	$9.10

Income (Loss) From Investment Operations:
Net investment income (loss)	(.01)		(.02)	.17	.16	.13	.27
Net realized and unrealized gain (loss) on investments	.60		1.13	1.00	(.04)	1.00	1.54

Total from investment operations	.59		1.11	1.17	.12	1.13	1.81

Less Distributions:	—		—	(.88)	(.11)	(.16)	(.13)

Net Asset Value, end of period	$13.75		$13.16	$12.05	$11.76	$11.75	$10.78

Total Return(a)	4.48%		9.21%	10.38%	.99%	10.57%	20.04%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7,695.8		$7,669.2	$7,677.2	$5,854.6	$5,299.9	$3,666.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.16	%(d)	.16%	.15%	.16%	.17%	.17%
Expenses Before Waivers and/or Expense Reimbursement	.16	%(d)	.16%	.16%	.16%	.17%	.17%
Net investment income (loss)	(.15	)%(d)	(.15)%	1.40%	1.34%	1.13%	2.71%
Portfolio turnover rate	8	%(e)	30%	26%	58%	24%	21%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Prudential Growth Allocation Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.96		$10.22	$9.20	$9.91	$8.42	$6.86

Income (Loss) From Investment Operations:
Net investment income	.08		.13	.16	.15	.14	.15
Net realized and unrealized gain (loss) on investments	.76		1.61	1.02	(.76)	1.44	1.60

Total from investment operations	.84		1.74	1.18	(.61)	1.58	1.75

Less Distributions:	—		—	(.16)	(.10)	(.09)	(.19)

Net Asset Value, end of period	$12.80		$11.96	$10.22	$9.20	$9.91	$8.42

Total Return(a)	7.02%		17.03%	12.92%	(6.22)%	19.02%	25.98%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6,945.7		$6,379.5	$5,048.9	$3,253.6	$4,030.3	$2,419.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.91	%(d)	.92%	.93%	.93%	.93%	.97%
Expenses Before Waivers and/or Expense Reimbursement	.93	%(d)	.94%	.97%	.98%	.98%	.98%
Net investment income	1.48	%(d)	1.28%	1.86%	1.43%	1.61%	2.00%
Portfolio turnover rate	73	%(e)	288%	98%	150%	89%	58%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	AST RCM World Trends Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.49		$10.21	$9.60	$9.96	$8.95	$7.28

Income (Loss) From Investment Operations:
Net investment income	.09		.07	.05	.06	.06	.13
Net realized and unrealized gain (loss) on investments	.49		1.21	.91	(.24)	1.00	1.57

Total from investment operations	.58		1.28	.96	(.18)	1.06	1.70

Less Distributions:	—		—	(.35)	(.18)	(.05)	(.03)

Net Asset Value, end of period	$12.07		$11.49	$10.21	$9.60	$9.96	$8.95

Total Return(a)	5.05%		12.54%	10.28%	(1.82)%	11.92%	23.39%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,683.9		$4,457.3	$3,616.9	$2,196.5	$1,974.6	$877.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.97	%(d)	.74%	.21%	.23%	.23%	.27%
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(d)	.82%	.30%	.32%	.32%	.33%
Net investment income	1.59	%(d)	.73%	.73%	.72%	.66%	1.61%
Portfolio turnover rate	13	%(e)	153%	96%	113%	44%	44%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Schroders Global Tactical Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(c)	2012(c)	2011	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.00		$11.85	$10.34	$10.71	$9.40	$7.44

Income (Loss) From Investment Operations:
Net investment income	.09		.21	.11	.06	.05	.10
Net realized and unrealized gain (loss) on investments	.46		1.94	1.52	(.31)	1.29	1.90

Total from investment operations	.55		2.15	1.63	(.25)	1.34	2.00

Less Distributions:	—		—	(.12)	(.12)	(.03)	(.04)

Net Asset Value, end of period	$14.55		$14.00	$11.85	$10.34	$10.71	$9.40

Total Return(a)	3.93%		18.14%	15.91%	(2.39)%	14.34%	27.02%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,567.4		$4,329.7	$3,011.3	$1,613.7	$1,586.4	$603.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.04	%(d)	1.05%	.81%	.23%	.24%	.31%
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(d)	1.06%	.86%	.32%	.32%	.36%
Net investment income	1.31	%(d)	1.63%	.93%	.61%	.52%	1.11%
Portfolio turnover rate	43	%(e)	165%	361%	133%	60%	48%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	AST Schroders Multi-Asset World Strategies Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.81		$13.83	$12.74	$13.50	$12.17	$9.69

Income (Loss) From Investment Operations:
Net investment income	.14		.26	.24	.27	.33	.31
Net realized and unrealized gain (loss) on investments	.65		1.72	1.15	(.73)	1.09	2.35

Total from investment operations	.79		1.98	1.39	(.46)	1.42	2.66

Less Distributions:	—		—	(.30)	(.30)	(.09)	(.18)

Net Asset Value, end of period	$16.60		$15.81	$13.83	$12.74	$13.50	$12.17

Total Return(a)	5.00%		14.32%	11.13%	(3.52)%	11.78%	27.73%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,107.8		$4,056.9	$3,605.4	$2,612.7	$2,702.7	$1,072.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.20	%(d)	1.20%	1.20%	1.22%	1.23%	1.35%
Expenses Before Waivers and/or Expense Reimbursement	1.20	%(d)	1.21%	1.24%	1.24%	1.25%	1.35%
Net investment income	1.48	%(d)	1.71%	1.98%	2.14%	2.60%	2.76%
Portfolio turnover rate	48	%(e)	93%	103%	161%	123%	142%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST T. Rowe Price Asset Allocation Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(c)	2012(c)	2011	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.28		$19.07	$17.21	$17.05	$15.45	$12.75

Income From Investment Operations:
Net investment income	.21		.33	.33	.27	.29	.28
Net realized and unrealized gain on investments	.97		2.88	1.95	.07	1.47	2.75

Total from investment operations	1.18		3.21	2.28	.34	1.76	3.03

Less Distributions:	—		—	(.42)	(.18)	(.16)	(.33)

Capital Contributions:(d)	—		—	—	— (e)	—	—

Net Asset Value, end of period	$23.46		$22.28	$19.07	$17.21	$17.05	$15.45

Total Return(a)	5.30%		16.83%	13.50%	1.98%	11.53%	24.14%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11,031.6		$10,345.8	$7,603.6	$4,259.7	$3,523.9	$1,794.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.87	%(f)	.89%	.93%	.95%	.96%	.99%
Expenses Before Waivers and/or Expense Reimbursement	.91	%(f)	.92%	.97%	.98%	.98%	1.01%
Net investment income	1.98	%(f)	1.58%	1.77%	1.84%	1.84%	2.03%
Portfolio turnover rate	29	%(g)	54%	51%	92%	51%	55%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	AST T. Rowe Price Growth Opportunities Portfolio
	February 10, 2014(c) through June 30, 2014(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income From Investment Operations:
Net investment income	.02
Net realized and unrealized gain on investments	.57

Total from investment operations	.59

Net Asset Value, end of period	$10.59

Total Return(a)	5.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$135.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.84	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.84	%(e)
Net investment income	.61	%(e)
Portfolio turnover rate	22	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust) consists of eleven individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios (each, a Portfolio, and collectively, the Portfolios), their operations, and performs the various duties imposed on the trustees of the Board (the Trustees) by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 18-19, 2014 (the Meeting) and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.2

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the

[1]	PI serves as the sole investment manager for the AST Schroders Global Tactical Portfolio. When used herein, the “Manager” refers to (i) PI with respect to the AST Schroders Global Tactical Portfolio; and (ii) PI and ASTIS, collectively, with respect to all other Portfolios of the Trust.

[2]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST T. Rowe Price Growth Opportunities Portfolio, because the Portfolio commenced operations in 2014 and the sole shareholder of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolio during 2013 for an initial period of two years. The Board noted that it would consider the renewal of the agreements for the Portfolio as part of its annual review of the Trust’s advisory agreements in 2015.

oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that the Strategic Investment Research Group (SIRG), a business unit of the Manager, is responsible for screening and recommending new subadvisers (except with respect to certain asset allocation Portfolios). Further, SIRG and the Manager monitor and report to the Board on the performance and operations of the Portfolios and the subadvisers. The Board also considered that the Manager or its affiliates pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management individuals responsible for the oversight of the Trust, the Portfolios and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that Prudential Investment Management, Inc. (PIM), Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered that information regarding the profitability the Manager included profitability information regarding PIM, Jennison and QMA, each of which are affiliates of the Manager. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that, prior to February 2013 the management fee schedule for most of the Portfolios of the Trust did not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board further noted that, in February 2013 the Manager had reduced the management fee that it receives from each Portfolio covered under the newly approved distribution and services (12b-1) plan by amending the Trust’s management agreement to include management fee breakpoints in the fee schedule for each such Portfolio which did not previously have breakpoints in its management fee schedule, and to insert additional management fee breakpoints into the fee schedules for each Portfolio which had preexisting management fee breakpoints. The Board noted that the inclusion of the management fee breakpoints in the Portfolios’ management fee schedules resulted in a reduction in the management fees that otherwise would have been paid during 2013 by each of the Portfolios.

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale on a particular Portfolio or how great they may be.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included fees received by affiliates of the Manager for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2013, except as otherwise noted below.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2013. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by a Portfolio and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Lipper Inc., (Lipper) an independent provider of mutual fund data. In certain instances, the Board also considered supplemental data provided by Lipper. Further, to the extent that the Board deemed it appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board noted that the Administrative Services Fee that was in effect through the end of February 2013 had been subject to a tiered Administrative Services Fee waiver, pursuant to which a portion of the 0.10% Administrative Services Fee paid by each Portfolio based on the average daily net assets of each Portfolio was waived, as follows: for a Portfolio’s average daily net assets of $300 million and below: no waiver is applicable; for a Portfolio’s average daily net assets over $300 million up to and including $500 million, the Administrative Services Fee is reduced to 0.08%; for a Portfolio’s average daily net assets over $500 million up to and including $750 million, the Administrative Services Fee is reduced to 0.07%; and for a Portfolio’s average daily net assets over $750 million, the Administrative Services Fee is reduced to 0.06%. The Board noted that, as a result of shareholder approval of a 12b-1 plan for most of the Portfolios of the Trust in February 2013 and the corresponding inclusion of contractual fee breakpoints in the Portfolios’ management fee schedules, the Administrative Services Fee had been discontinued at the end of February 2013.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Advanced Strategies Portfolio*
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and it shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Lipper did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Balanced Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five-year period, though it underperformed its benchmark index over the one- and three-year periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Global Strategies Portfolio*
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board further noted that the Portfolio does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and it shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Lipper did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Defensive Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that because the Portfolio commenced operations during 2013, it did not yet have a full-year performance record for evaluation.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadvisers to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST FI Pyramis® Quantitative Portfolio (formerly, AST First Trust Balanced Target Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that in February 2014, the Portfolio’s investment policies and investment strategies were changed and a new subadviser assumed management of the Portfolio, and that as a result, the Portfolio’s performance history was not attributable to the current subadviser.

•	The Board and the Manager agreed to increase the existing contractual management fee waiver from 0.093% to 0.14% through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement and to continue to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Franklin Templeton Founding Funds Plus Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that because the Portfolio commenced operations during 2013, it did not yet have a full-year performance record for evaluation.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement to continue to allow the managers to develop a performance record, and that the management fees and total expenses were reasonable in light of the services provided.

AST PIMCO Limited Maturity Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•	The Manager advised the Board that it would continue to monitor any developments at PIMCO, including the turnover of personnel.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST PIMCO Total Return Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Manager advised the Board that it would continue to monitor any developments at PIMCO, including the turnover of personnel.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Preservation Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five-year period, though it underperformed its benchmark index over the one- and three-year periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Growth Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	3rd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five-year period, though it underperformed its benchmark index over the one- and three-year periods.

•

The Board noted that in April 2013, the Portfolio adopted new investment policies and investment strategies, and new subadvisers had assumed responsibility for managing the Portfolio, and that as a result, most of the Portfolio’s historical performance was not attributable to the Portfolio’s current subadvisers.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements and to continue to allow the subadvisers to develop a performance record to be compared against, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST RCM World Trends Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that in April 2013, the Portfolio adopted new investment policies and investment strategies, and a new subadviser had assumed responsibility for managing the Portfolio, and that as a result, most of the Portfolio’s historical performance was not attributable to the Portfolio’s current subadviser.

•

The Board concluded that in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements and to continue to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Schroders Global Tactical Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five- year periods, though it underperformed its benchmark index over the one-year period.

•

The Board concluded that in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to continue to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Schroders Multi-Asset World Strategies Portfolio*
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed its benchmark index over the one- and three-year periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Lipper did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST T. Rowe Price Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•	The Board and the Manager agreed to contractually waive 0.02% of the Manager’s management fee through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

©2014 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229393-00006-00    AST-SAR-C

ADVANCED SERIES TRUST

SEMIANNUAL REPORT • JUNE 30, 2014

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

AST Academic Strategies Asset Allocation Portfolio
AST AQR Large-Cap Portfolio
AST Capital Growth Asset Allocation Portfolio
AST ClearBridge Dividend Growth Portfolio
AST FI Pyramis® Asset Allocation Portfolio
AST Franklin Templeton Founding Funds Allocation Portfolio
AST Goldman Sachs Multi-Asset Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST New Discovery Asset Allocation Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2014

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Academic Strategies Asset Allocation Portfolio	A1
	AST AQR Large-Cap Portfolio	A81
	AST Capital Growth Asset Allocation Portfolio	A88
	AST ClearBridge Dividend Growth Portfolio	A92
	AST FI Pyramis® Asset Allocation Portfolio	A96
	AST Franklin Templeton Founding Funds Allocation Portfolio	A124
	AST Goldman Sachs Multi-Asset Portfolio	A143
	AST Investment Grade Bond Portfolio	A202
	AST J.P. Morgan Global Thematic Portfolio	A219
	AST J.P. Morgan Strategic Opportunities Portfolio	A284
	AST New Discovery Asset Allocation Portfolio	A353

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2014

■	DEAR CONTRACT OWNER:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semi-annual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2014

AST Academic Strategies Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST International Value Portfolio	7.0%
AST Global Real Estate Portfolio	6.4%
AST High Yield Portfolio	5.2%
AST International Growth Portfolio	4.9%
AST Cohen & Steers Realty Portfolio	3.9%

AST AQR Large-Cap
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.3%
Johnson & Johnson	2.1%
Pfizer, Inc.	1.9%
Wells Fargo & Co.	1.5%
Berkshire Hathaway, Inc. (Class B Stock)	1.4%

AST Capital Growth Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST QMA Large-Cap Portfolio	10.4%
AST AQR Large-Cap Portfolio	10.3%
AST International Growth Portfolio	6.7%
AST International Value Portfolio	6.7%
AST Prudential Core Bond Portfolio	5.3%

AST ClearBridge Dividend Growth
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	3.1%
Schlumberger Ltd.	2.9%
General Electric Co.	2.6%
Intel Corp.	2.4%
MetLife, Inc.	2.4%

AST FI Pyramis® Asset Allocation
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes 0.625%, 11/30/17	5.0%
Microsoft Corp.	1.2%
U.S. Treasury Notes 0.750%, 02/28/18	1.2%
Chevron Corp.	1.1%
U.S. Treasury Notes 0.750%, 12/31/17	0.8%

AST Franklin Templeton Founding Funds Allocation
Five Largest Holdings	(% of Net Assets	)
Merck & Co., Inc.	1.7%
Microsoft Corp.	1.6%
Teva Pharmaceuticals Industries Ltd. (Israel), ADR	1.2%
Medtronic, Inc.	1.1%
Apple, Inc.	1.1%

AST Goldman Sachs Multi-Asset
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes 0.125%, 04/30/15	3.2%
U.S. Treasury Notes 0.250%, 04/15/16	2.3%
Federal National Mortgage Assoc. 3.500%, TBA	1.8%
Federal National Mortgage Assoc. 4.000%, TBA	0.9%
U.S. Treasury Notes 1.625%, 03/31/19	0.9%

AST Investment Grade Bond
Allocation	(% of Net Assets	)
Corporate Bonds	66.8%
Commercial Mortgage-Backed Securities	20.9%
Asset-Backed Securities	4.9%
Sovereigns	4.0%
Municipal Bonds	3.9%

AST J.P. Morgan Global Thematic
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes. 0.25%, 01/31/15	1.5%
U.S. Treasury Notes. 8.75%, 02/28/17	0.7%
Johnson & Johnson	0.6%
Apple, Inc	0.6%
Wells Fargo & Co.	0.6%

AST J.P. Morgan Strategic Opportunities
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Strip Coupon 1.643%, 02/15/21	0.8%
Wells Fargo & Co.	0.8%
U.S. Treasury Notes 0.875%, 02/28/17	0.7%
Johnson & Johnson	0.6%
U.S. Treasury Notes 0.250%, 01/31/15	0.6%

AST New Discovery Asset Allocation
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.3%
CVS Caremark Corp.	1.3%
American International Group, Inc.	1.1%
UnitedHealth Group, Inc.	0.9%
Wells Fargo & Co.	0.8%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2014

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Academic Strategies Asset Allocation Portfolio	Actual	$1,000.00	$1,060.50	1.48%	$7.56
	Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40
AST AQR Large-Cap Portfolio	Actual	$1,000.00	$1,070.50	0.65%	$3.34
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
AST Capital Growth Asset Allocation Portfolio	Actual	$1,000.00	$1,049.30	0.94%	$4.78
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71
AST ClearBridge Dividend Growth Portfolio	Actual	$1,000.00	$1,075.20	0.83%	$4.27
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
AST FI Pyramis® Asset Allocation Portfolio	Actual	$1,000.00	$1,042.10	0.94%	$4.76
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71
AST Franklin Templeton Founding Funds Allocation Portfolio	Actual	$1,000.00	$1,071.00	1.03%	$5.29
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
AST Goldman Sachs Multi-Asset Portfolio	Actual	$1,000.00	$1,047.30	0.88%	$4.47
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
AST Investment Grade Bond Portfolio	Actual	$1,000.00	$1,053.20	0.76%	$3.87
	Hypothetical	$1,000.00	$1,021.03	0.76%	$3.81
AST J.P. Morgan Global Thematic Portfolio	Actual	$1,000.00	$1,045.30	1.06%	$5.38
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31
AST J.P. Morgan Strategic Opportunities Portfolio	Actual	$1,000.00	$1,036.50	1.25%	$6.31
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
AST New Discovery Asset Allocation Portfolio	Actual	$1,000.00	$1,044.00	1.00%	$5.07
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2014, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 83.3%
AFFILIATED MUTUAL FUNDS — 57.0%	Shares	Value (Note 2)
AST AQR Emerging Markets Equity Portfolio*	20,077,642	$214,228,438
AST ClearBridge Dividend Growth Portfolio* .	5,580,867	70,988,625
AST Cohen & Steers Realty Portfolio*	35,092,491	312,323,166
AST Federated Aggressive Growth Portfolio*	979,290	13,700,267
AST Global Real Estate Portfolio*	46,816,953	514,986,484
AST Goldman Sachs Large-Cap Value Portfolio*	2,225,587	57,086,304
AST Goldman Sachs Mid-Cap Growth Portfolio*	11,153,156	81,194,973
AST Goldman Sachs Small-Cap Value Portfolio*	4,722,205	83,913,582
AST Goldman Sachs Strategic Income Portfolio*	2,690,000	26,846,200
AST Herndon Large-Cap Value Portfolio*	3,234,346	43,210,868
AST High Yield Portfolio*	47,864,372	413,069,530
AST International Growth Portfolio*	27,832,275	392,435,077
AST International Value Portfolio*	29,884,873	560,640,226
AST Jennison Large-Cap Growth Portfolio* .	1,091,409	21,751,773
AST Jennison Large-Cap Value Portfolio*	2,416,760	43,429,185
AST Large-Cap Value Portfolio*	1,962,933	42,576,018
AST Loomis Sayles Large Cap Growth Portfolio*	1,841,381	55,904,322
AST Lord Abbett Core Fixed Income Portfolio*	2,066,531	24,323,074
AST MFS Growth Portfolio*	2,678,057	41,965,150
AST MFS Large-Cap Value Portfolio*	2,918,777	42,147,136
AST Mid-Cap Value Portfolio*	8,284,161	158,476,009
AST Money Market Portfolio*	246,715	246,715
AST Neuberger Berman Core Bond Portfolio*	1,398,845	14,967,638
AST Neuberger Berman Mid-Cap Growth
Portfolio*	2,484,077	82,247,780
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	6,130,062	160,852,827
AST Parametric Emerging Markets Equity Portfolio*	19,539,382	187,578,068
AST PIMCO Limited Maturity Bond Portfolio*	69,159	721,324
AST PIMCO Total Return Bond Portfolio*	5,391,785	68,529,589
AST Prudential Core Bond Portfolio*	10,906,886	120,412,026
AST QMA Emerging Markets Equity Portfolio*	13,350,269	137,240,770
AST QMA US Equity Alpha Portfolio*	11,072,305	219,453,081
AST Small-Cap Growth Portfolio*	669,793	20,596,129
AST Small-Cap Value Portfolio*	6,661,436	142,554,720
AST T. Rowe Price Equity Income Portfolio* .	4,379,325	57,281,574
AST T. Rowe Price Large-Cap Growth Portfolio*	1,016,380	21,618,404
AST T. Rowe Price Natural Resources Portfolio*	821,942	21,411,597
AST Western Asset Core Plus Bond Portfolio*	7,795,222	86,916,725

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,620,533,713)(w)		4,557,825,374

COMMON STOCKS — 11.0%
Aerospace & Defense — 0.1%
B/E Aerospace, Inc.*(u)	8,700	804,663

COMMON STOCKS (continued)	Shares	Value (Note 2)
Aerospace & Defense (continued)
Hexcel Corp.*(u)	20,100	$822,090
Honeywell International, Inc.(u)	17,110	1,590,375
Huntington Ingalls Industries, Inc.(u)	8,300	785,097
Kratos Defense & Security Solutions, Inc.*	6,807	53,095
L-3 Communications Holdings, Inc.(u)	4,440	536,130
Northrop Grumman Corp.(u)	4,900	586,187
Orbital Sciences Corp.*	3,927	116,043
Teledyne Technologies, Inc.*(u)	2,600	252,642
United Technologies Corp.(u)	17,570	2,028,457

		7,574,779

Air Freight & Logistics
Echo Global Logistics, Inc.*(u)	1,100	21,087
XPO Logistics, Inc.*	8,430	241,267

		262,354

Airlines
Alaska Air Group, Inc.(u)	12,300	1,169,115
Allegiant Travel Co.(u)	600	70,662
Copa Holdings SA (Panama) (Class A Stock)(u)	6,300	898,191
Delta Air Lines, Inc.(u)	14,270	552,534
Republic Airways Holdings, Inc.*(u)	9,400	101,896
Southwest Airlines Co.(u)	8,300	222,938
United Continental Holdings, Inc.*(u)	16,980	697,369

		3,712,705

Auto Components
BorgWarner, Inc.(u)	3,000	195,570
Drew Industries, Inc.(u)	1,900	95,019
Gentex Corp.(u)	7,200	209,448
Lear Corp.(u)	1,600	142,912
Magna International, Inc. (Canada)(u)	2,010	216,578
Tenneco, Inc.*(u)	14,300	939,510
Tower International, Inc.*(u)	1,400	51,576
TRW Automotive Holdings Corp.*(u)	6,070	543,386

		2,393,999

Automobiles
Ford Motor Co.(u)	45,384	782,420
General Motors Co.(u)	17,590	638,517
Thor Industries, Inc.(u)	13,900	790,493
Winnebago Industries, Inc.*(u)	4,900	123,382

		2,334,812

Banks — 0.1%
1st United Bancorp, Inc.	49,930	430,397
Banco Santander Brasil SA (Brazil), ADS	4,469	30,925
Banco Santander Brasil SA (Brazil), UTS	155	1,061
Bank of America Corp.(u)	54,660	840,124
BB&T Corp.(u)	9,570	377,345
CIT Group, Inc.(u)	16,490	754,582
Citigroup, Inc.(u)	12,750	600,525
Customers Bancorp, Inc.*(u)	990	19,810
Eagle Bancorp, Inc.*(u)	4,320	145,800
East West Bancorp, Inc.(u)	3,700	129,463
Financial Institutions, Inc.(u)	3,900	91,338
First Bancorp*(u)	9,300	50,592
First Banks, Inc.*(g)	211	77,155
First Citizens BancShares, Inc. (Class A Stock)(u)	600	147,000

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
First Interstate Bancsystem, Inc.(u)	8,200	$222,876
First Merchants Corp.(u)	1,600	33,824
First NBC Bank Holding Co.*(u)	2,000	67,020
First Niagara Financial Group, Inc.(u)	46,400	405,536
Fulton Financial Corp.(u)	19,200	237,888
Heritage Financial Corp.	7,858	126,435
Huntington Bancshares, Inc.	67	639
Iberiabank Corp.	2	138
KeyCorp(u)	60,200	862,666
Mercantile Bank Corp.	7,538	172,469
North Valley Bancorp*	5,240	114,180
Old National Bancorp	7,244	103,444
OmniAmerican Bancorp, Inc.	21,830	545,750
PNC Financial Services Group, Inc. (The)(u).	2,620	233,311
Popular, Inc. (Puerto Rico)*(u)	5,600	191,408
Taylor Capital Group, Inc.*	2,869	61,339
Umpqua Holdings Corp.(u)	13,915	249,357
United Bancorp, Inc.*	10,125	126,259
Wells Fargo & Co.(u)	22,490	1,182,074
Wintrust Financial Corp.	20,921	962,366

		9,595,096

Beverages
Coca-Cola Co. (The)(u)	15,220	644,719
Coca-Cola Enterprises, Inc.(u)	9,830	469,677
Constellation Brands, Inc. (Class A Stock)*(u)	8,834	778,540
Dr. Pepper Snapple Group, Inc.(u)	7,910	463,368
Monster Beverage Corp.*(u)	4,400	312,532
PepsiCo, Inc.(u)	2,800	250,152

		2,918,988

Biotechnology — 0.1%
Acorda Therapeutics, Inc.*(u)	7,800	262,938
Alexion Pharmaceuticals, Inc.*(u)	9,990	1,560,938
Biogen Idec, Inc.*(u)	6,810	2,147,261
BioMarin Pharmaceutical, Inc.*(u)	1,880	116,955
Celgene Corp.*(u)	21,040	1,806,915
Emergent Biosolutions, Inc.*(u)	5,900	132,514
Gilead Sciences, Inc.*(u)	3,300	273,603
Heron Therapeutics, Inc.*	4,500	55,440
Idenix Pharmaceuticals, Inc.*	60,418	1,456,074
ImmunoGen, Inc.*(u)	6,900	81,765
Ligand Pharmaceuticals, Inc.*(u)	10,200	635,358
NeoStem, Inc.*	4,000	26,080
Pharmacyclics, Inc.*(u)	1,200	107,652
Prothena Corp. PLC (Ireland)*	7,782	175,484
QLT, Inc. (Canada)*	19,387	119,812
Repligen Corp.*(u)	6,900	157,251
RXi Pharmaceuticals Corp.*	320	966
United Therapeutics Corp.*(u)	8,700	769,863
Vertex Pharmaceuticals, Inc.*(u)	6,500	615,420

		10,502,289

Building Products — 0.1%
A.O. Smith Corp.(u)	18,000	892,440
AAON, Inc.(u)	2,800	93,856
Allegion PLC	37,510	2,126,067
Gibraltar Industries, Inc.*(u)	6,200	96,162
Lennox International, Inc.(u)	10,500	940,485

COMMON STOCKS (continued)	Shares	Value (Note 2)
Building Products (continued)
Masco Corp.(u)	18,160	$403,152
Patrick Industries, Inc.*(u)	2,400	111,816
Universal Forest Products, Inc.(u)	1,000	48,270
WaterFurnace Renewable Energy, Inc. (Canada)	3,916	111,236

		4,823,484

Capital Markets — 0.1%
BGC Partners, Inc. (Class A Stock)(u)	3,400	25,296
Charles Schwab Corp. (The)(u)	14,270	384,291
Gabelli Healthcare & WellnessRx Trust (The)	917	9,482
Goldman Sachs Group, Inc. (The)(u)	2,740	458,786
Invesco Ltd.(u)	18,220	687,805
KCG Holdings, Inc. (Class A Stock)*(u)	6,200	73,656
Lazard Ltd. (Class A Stock)(u)	4,300	221,708
LPL Financial Holdings, Inc.(u)	8,000	397,920
Morgan Stanley(u)	33,680	1,088,874
Penson Technologies LLC (Class B Stock), UTS*(g)	1,197,330	146,781
Piper Jaffray Cos.*(u)	1,000	51,770
Raymond James Financial, Inc.(u)	12,400	629,052
SEI Investments Co.(u)	5,000	163,850
State Street Corp.(u)	9,370	630,226
SWS Group, Inc.*	3,357	24,439
Waddell & Reed Financial, Inc. (Class A Stock)(u)	13,100	819,929

		5,813,865

Chemicals — 0.1%
Axiall Corp.(u)	12,980	613,565
China Gengsheng Minerals, Inc.*	1,865	280
Cytec Industries, Inc.(u)	3,800	400,596
Dow Chemical Co. (The)(u)	11,150	573,779
Ferro Corp.*(u)	17,400	218,544
FutureFuel Corp.(u)	6,600	109,494
International Flavors & Fragrances, Inc.(u)	9,900	1,032,372
Koppers Holdings, Inc.(u)	5,400	206,550
LyondellBasell Industries NV (Class A Stock)(u)	7,000	683,550
Monsanto Co.(u)	4,330	540,124
Mosaic Co. (The)(u)	6,190	306,096
RPM International, Inc.(u)	7,100	327,878
Schulman, (A.), Inc.(u)	4,500	174,150
Valspar Corp. (The)(u)	3,400	259,046
Westlake Chemical Corp.(u)	14,400	1,206,144

		6,652,168

Commercial Services & Supplies — 0.1%
Civeo Corp.*	50,318	1,259,460
Deluxe Corp.(u)	11,200	656,096
Herman Miller, Inc.(u)	3,400	102,816
Performant Financial Corp.*(u)	14,400	145,440
Pitney Bowes, Inc.(u)	19,700	544,114
Rollins, Inc.(u)	4,400	132,000
Schawk, Inc.	5,149	104,834
Spotless Group Holdings Ltd. (Australia)*	70,621	109,877
Spotless Group Holdings Ltd. (Australia), 144A*	1,612,622	2,509,030
Steelcase, Inc. (Class A Stock)(u)	9,900	149,787

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
UniFirst Corp.(u)	2,300	$243,800
Viad Corp.(u)	4,200	100,128
Waste Connections, Inc.(u)	4,500	218,475
West Corp.(u)	1,900	50,920

		6,326,777

Communications Equipment — 0.1%
ADTRAN, Inc.(u)	11,300	254,928
Aruba Networks, Inc.*(u)	15,600	273,312
Black Box Corp.(u)	1,300	30,472
Brocade Communications Systems, Inc.(u)	43,800	402,960
CommScope Holding Co., Inc.*(u)	5,965	137,970
F5 Networks, Inc.*(u)	3,300	367,752
Harmonic, Inc.*(u)	21,900	163,374
Harris Corp.(u)	7,000	530,250
Ixia*(u)	8,800	100,584
Orckit Communications Ltd. (Israel)*	1,659	66
Plantronics, Inc.(u)	3,000	144,150
Polycom, Inc.*(u)	11,500	144,095
QUALCOMM, Inc.(u)	18,850	1,492,920
Riverbed Technology, Inc.*(u)	41,166	849,255
ShoreTel, Inc.*(u)	20,200	131,704
Sonus Networks, Inc.*(u)	21,000	75,390
Telestone Technologies Corp. (China)*	12,647	1,265
Ubiquiti Networks, Inc.*(u)	9,100	411,229

		5,511,676

Construction & Engineering — 0.3%
AECOM Technology Corp.*(u)	16,600	534,520
Argan, Inc.(u)	3,700	137,973
Ferrovial SA (Spain)	382,163	8,514,955
Fluor Corp.(u)	20,250	1,557,225
Foster Wheeler AG (Switzerland)	87,521	2,981,840
Promotora y Operadora de Infraestructura
SAB de CV (Mexico)*	409,138	5,458,642
Quanta Services, Inc.*(u)	15,600	539,448

		19,724,603

Construction Materials
Lafarge SA (France)	2,919	253,834
Martin Marietta Materials, Inc.(u)	2,920	385,586
Texas Industries, Inc.*	219	20,227

		659,647

Consumer Finance — 0.1%
Ally Financial, Inc.*(u)	12,810	306,287
Capital One Financial Corp.(u)	5,330	440,258
Cash America International, Inc.	9,440	419,419
Credit Acceptance Corp.*(u)	300	36,930
Navient Corp.	116,576	2,064,561
Nelnet, Inc. (Class A Stock)(u)	15,500	642,165
Nicholas Financial, Inc.	66,937	961,215
SLM Corp.	110,312	916,693

		5,787,528

Containers & Packaging
Crown Holdings, Inc.*(u)	5,830	290,101
Graphic Packaging Holding Co.*(u)	18,200	212,940
Owens-Illinois, Inc.*(u)	10,400	360,256

COMMON STOCKS (continued)	Shares	Value (Note 2)
Containers & Packaging (continued)
Packaging Corp. of America(u)	2,500	$178,725

		1,042,022

Distributors
Core-Mark Holding Co., Inc.(u)	3,200	146,016

Diversified Consumer Services
Apollo Education Group, Inc.*(u)	2,500	78,125
Capella Education Co.(u)	1,200	65,268
DeVry Education Group, Inc.(u)	4,500	190,530
Graham Holdings Co. (Class B Stock)(u)	200	143,622
Grand Canyon Education, Inc.*(u)	9,700	445,909
School Specialty, Inc.*	999	110,389

		1,033,843

Diversified Financial Services — 0.2%
Aquasition Corp. (United Kingdom)*	90,000	919,800
Boulevard Acquisition Corp.*	71,993	705,531
Cambridge Capital Acquisition Corp.*	105,600	1,030,656
Capitol Acquisition Corp. II*	161,993	1,600,491
Chart Acquisition Corp.*(u)	134,325	1,204,895
CIS Acquisition Ltd. (Russia) (Class A Stock)*	90,000	928,800
Collabrium Japan Acquisition Corp.*	63,000	557,550
Garnero Group Acquisition Co. (Brazil)*	172,260	1,727,768
Global Defense & National Security Systems, Inc.*	59,700	610,731
Hennessy Capital Acquisition Corp.*	54,000	525,960
HF2 Financial Management, Inc. (Class A Stock)*	147,403	1,518,251
Highclere Holdings Ltd. (Cayman Islands)*(g)	720	—
Intercontinental Exchange, Inc.(u)	1,800	340,020
Levy Acquisition Corp.*	135,000	1,310,850
MergeWorthRx Corp.*	55,912	455,403
Prime Acquisition Corp. (China)*(u)	2,139	4,877
Quartet Merger Corp.*	64,800	653,184
ROI Acquisition Corp. II*	63,000	619,290
Silver Eagle Acquisition Corp.*	166,250	1,633,406
Voya Financial, Inc.(u)	3,500	127,190
WL Ross Holding Corp., UTS*	207,000	2,132,100

		18,606,753

Diversified Telecommunication Services — 0.1%
Atlantic Tele-Network, Inc.(u)	1,000	58,000
Inteliquent, Inc.(u)	14,400	199,728
Intelsat SA*(u)	7,000	131,880
Level 3 Communications, Inc.*(u)	5,400	237,114
Premiere Global Services, Inc.*(u)	6,600	88,110
Telecom Italia SpA (Italy)*	4,047,456	5,122,872
tw telecom, Inc.*	3,939	158,781
Verizon Communications, Inc.(u)	19,080	933,584
Ziggo NV (Netherlands)	39,830	1,841,998

		8,772,067

Electric Utilities — 0.8%
Alupar Investimento SA (Brazil), 144A*(g)	206,089	1,517,569
Alupar Investimento SA (Brazil), UTS	43,355	319,251
American Electric Power Co., Inc.(u)	11,070	617,374
Edison International(u)	125,148	7,272,350
EDP - Energias de Portugal SA (Portugal)	675,234	3,388,063

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
EDP - Energias de Portugal SA (Portugal), 144A	97,857	$491,008
Enel SpA (Italy)	1,366,289	7,947,211
Entergy Corp.(u)	6,920	568,063
Exelon Corp.(u)	146,789	5,354,862
ITC Holdings Corp.	133,462	4,868,694
Korea Electric Power Corp. (South Korea), ADR(a)	422,174	7,768,002
NextEra Energy, Inc.(u)	51,398	5,267,267
NRG Yield, Inc. (Class A Stock)(a)	226,562	11,792,552
Pepco Holdings, Inc.	79,166	2,175,482
PPL Corp.(u)	13,500	479,655
UNS Energy Corp.	27,006	1,631,432

		61,458,835

Electrical Equipment — 0.1%
Acuity Brands, Inc.(u)	1,100	152,075
AMETEK, Inc.(u)	2,600	135,928
Eaton Corp. PLC(u)	10,570	815,793
Emerson Electric Co.(u)	21,680	1,438,685
EnerSys(u)	10,300	708,537
Powell Industries, Inc.(u)	300	19,614
Rockwell Automation, Inc.	23,879	2,988,696
Thermon Group Holdings, Inc.*(u)	3,300	86,856

		6,346,184

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.*(u)	13,600	821,576
Gerber Scientific Escrow Shares*(u)	101,412	—
Ingram Micro, Inc. (Class A Stock)*(u)	35,800	1,045,718
Insight Enterprises, Inc.*(u)	5,700	175,218
Knowles Corp.*	35,893	1,103,351
ScanSource, Inc.*(u)	4,000	152,320
SYNNEX Corp.*(u)	2,200	160,270
Tech Data Corp.*(u)	2,900	181,308

		3,639,761

Energy Equipment & Services — 0.2%
Baker Hughes, Inc.(u)	10,600	789,170
Bourbon SA (France)	4,149	130,526
Bristow Group, Inc.(u)	8,600	693,332
Dril-Quip, Inc.*(u)	2,500	273,100
Ensco PLC (Class A Stock)(u)	1,830	101,693
Era Group, Inc.*(u)	1,300	37,284
FMC Technologies, Inc.*(u)	3,450	210,692
Forum Energy Technologies, Inc.*(u)	3,800	138,434
Helix Energy Solutions Group, Inc.*(u)	26,500	697,215
Helmerich & Payne, Inc.(u)	4,800	557,328
Integrated Drilling Equipment Holdings Corp.*(g)	9,296	29,980
Matrix Service Co.*(u)	5,200	170,508
National Oilwell Varco, Inc.	32,578	2,682,798
Noble Corp. PLC(u)	4,420	148,335
Oceaneering International, Inc.(u)	10,400	812,552
Oil States International, Inc.*	10,554	676,406
Parker Drilling Co.*(u)	10,100	65,852
RPC, Inc.(u)	10,100	237,249
SAExploration Holdings, Inc.*	3,568	30,185
Schlumberger Ltd.(u)	5,420	639,289
SEACOR Holdings, Inc.*(u)	1,300	106,925

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services (continued)
Secure Energy Services, Inc. (Canada)	209,029	$4,593,721
Unit Corp.*(u)	9,500	653,885
Willbros Group, Inc.*(u)	4,300	53,105

		14,529,564

Food & Staples Retailing — 0.1%
Andersons, Inc. (The)(u)	1,050	54,159
Costco Wholesale Corp.(u)	3,460	398,454
CVS Caremark Corp.(u)	6,520	491,412
Kroger Co. (The)(u)	17,800	879,854
Safeway, Inc.	44,802	1,538,501
Wal-Mart Stores, Inc.(u)	6,700	502,969

		3,865,349

Food Products — 0.1%
Archer-Daniels-Midland Co.(u)	19,490	859,704
Bunge Ltd.(u)	4,300	325,252
Cal-Maine Foods, Inc.(u)	2,800	208,096
Chiquita Brands International, Inc.*(u)	7,100	77,035
ConAgra Foods, Inc.(u)	3,300	97,944
Hillshire Brands Co. (The)(u)	30,070	1,873,361
Ingredion, Inc.(u)	7,500	562,800
Kellogg Co.(u)	2,390	157,023
Mondelez International, Inc. (Class A Stock)(u)	28,970	1,089,562
Pilgrim’s Pride Corp.*(u)	26,300	719,568
Pinnacle Foods, Inc.	11,478	377,626
Sanderson Farms, Inc.(u)	3,600	349,920
Seaboard Corp.*(u)	30	90,608
WhiteWave Foods Co. (The)*(u)	30,100	974,337

		7,762,836

Gas Utilities
AGL Resources, Inc.(u)	11,100	610,833
New Jersey Resources Corp.(u)	3,300	188,628
ONE Gas, Inc.	35,004	1,321,401
Southwest Gas Corp.(u)	1,100	58,069

		2,178,931

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories(u)	3,700	151,330
Align Technology, Inc.*(u)	9,800	549,192
Anika Therapeutics, Inc.*(u)	3,500	162,155
Atrion Corp.(u)	300	97,800
Boston Scientific Corp.*(u)	42,630	544,385
C.R. Bard, Inc.(u)	3,300	471,933
Cantel Medical Corp.(u)	2,200	80,564
CareFusion Corp.*(u)	19,000	842,650
Covidien PLC(u)	36,134	3,258,564
Cyberonics, Inc.*(u)	8,600	537,156
Globus Medical, Inc. (Class A Stock)*(u)	4,700	112,424
Hill-Rom Holdings, Inc.(u)	13,100	543,781
Hologic, Inc.*(u)	20,800	527,280
InspireMD, Inc. (United Kingdom)*(g)	111	327
Invacare Corp.(u)	6,800	124,916
Medical Action Industries, Inc.*	8,799	120,810
Natus Medical, Inc.*(u)	2,500	62,850
Rotech Healthcare, Inc.*(g)	5,517	71,754
STERIS Corp.(u)	7,400	395,752
Stryker Corp.(u)	11,470	967,150

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.(u)	6,900	$291,042

		9,913,815

Health Care Providers & Services — 0.1%
Acadia Healthcare Co., Inc.*	1,261	57,375
Aetna, Inc.(u)	9,280	752,422
Catamaran Corp.*(u)	7,900	348,864
Centene Corp.*(u)	800	60,488
Chemed Corp.	1,530	143,392
CIGNA Corp.(u)	6,700	616,199
Emeritus Corp.*	38,938	1,232,388
Ensign Group, Inc. (The)	11,333	352,230
Express Scripts Holding Co.*(u)	10,000	693,300
Gentiva Health Services, Inc.*	6,985	105,194
Health Net, Inc.*(u)	15,600	648,024
Humana, Inc.(u)	8,722	1,113,974
McKesson Corp.(u)	2,650	493,457
National Healthcare Corp.(u)	1,100	61,919
UnitedHealth Group, Inc.(u)	7,590	620,483
Universal Health Services, Inc. (Class B Stock)(u)	5,200	497,952
WellCare Health Plans, Inc.*(u)	7,500	559,950

		8,357,611

Health Care Technology
Authentidate Holding Corp.*	26,081	17,213
Cerner Corp.*(u)	19,950	1,029,021
Computer Programs & Systems, Inc.(u)	8,500	540,600
Omnicell, Inc.*(u)	7,300	209,583
Quality Systems, Inc.(u)	6,600	105,930

		1,902,347

Hotels, Restaurants & Leisure — 0.1%
Ark Restaurants Corp	6,747	150,053
Biglari Holdings, Inc.*(u)	800	338,376
Brinker International, Inc.(u)	4,300	209,195
Buffalo Wild Wings, Inc.*(u)	1,300	215,423
Chipotle Mexican Grill, Inc.*(u)	700	414,757
ClubCorp Holdings, Inc.	7,116	131,931
Cracker Barrel Old Country Store, Inc.(u)	1,700	169,269
Dunkin’ Brands Group, Inc.(u)	3,040	139,262
Hilton Worldwide Holdings, Inc.*	8,100	188,730
Jack in the Box, Inc.(u)	12,500	748,000
Marriott Vacations Worldwide Corp.*(u)	9,700	568,711
Morgans Hotel Group Co.*	5,164	40,951
MTR Gaming Group, Inc.*	9,383	50,199
Panera Bread Co. (Class A Stock)*(u)	1,400	209,762
Papa John’s International, Inc.(u)	6,300	267,057
Penn National Gaming, Inc.*	39,770	482,808
Royal Caribbean Cruises Ltd.(u)	8,920	495,952
Ruth’s Hospitality Group, Inc.(u)	7,700	95,095
Starbucks Corp.(u)	3,950	305,651
Starwood Hotels & Resorts Worldwide, Inc.(u)	2,000	161,640
Texas Roadhouse, Inc.(u)	14,100	366,600
Wyndham Worldwide Corp.(u)	11,300	855,636
Yum! Brands, Inc.(u)	3,060	248,472

		6,853,530

Household Durables
Cavco Industries, Inc.*(u)	300	25,590

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Durables (continued)
Harman International Industries, Inc.(u)	4,210	$452,280
Installed Building Products, Inc.*	5,453	66,799
La-Z-Boy, Inc.(u)	14,300	331,331
M/I Homes, Inc.*	592	14,368
NACCO Industries, Inc. (Class A Stock)(u)	2,200	111,320
NVR, Inc.*(u)	360	414,216
PulteGroup, Inc.(u)	15,830	319,133
Universal Electronics, Inc.*(u)	1,300	63,544
Whirlpool Corp.(u)	7,800	1,085,916

		2,884,497

Household Products
Central Garden & Pet Co.*	10,158	92,438
Central Garden & Pet Co. (Class A Stock)*	17,098	157,302
Procter & Gamble Co. (The)(u)	12,410	975,302

		1,225,042

Independent Power & Renewable Electricity Producers — 0.6%
Abengoa Yield PLC (United Kingdom)*	128,136	4,846,104
AES Corp. (The)(u)	51,800	805,490
Calpine Corp.*	227,502	5,416,823
China Longyuan Power Group Corp. (China) (Class H Stock)	8,025,076	8,711,533
Drax Group PLC (United Kingdom)	765,831	8,384,355
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	20,371,089	10,674,402
Meridian Energy Ltd. (New Zealand), 144A(g)	5,928,575	6,436,543
NRG Energy, Inc	159,310	5,926,332

		51,201,582

Industrial Conglomerates — 0.1%
Carlisle Cos., Inc.(u)	2,600	225,212
Siemens AG (Germany), ADR(a)	30,189	3,990,684

		4,215,896

Insurance — 0.2%
ACE Ltd.(u)	18,050	1,871,785
Aflac, Inc.(u)	8,650	538,463
Allied World Assurance Co. Holdings AG(u) .	5,400	205,308
American Financial Group, Inc.(u)	16,700	994,652
Aspen Insurance Holdings Ltd.	35,544	1,614,408
Axis Capital Holdings Ltd.(u)	12,120	536,674
CNA Financial Corp.(u)	4,300	173,806
Erie Indemnity Co. (Class A Stock)(u)	900	67,734
Everest Re Group Ltd.(u)	2,400	385,176
Hartford Financial Services Group, Inc. (The)(u)	19,950	714,410
HCC Insurance Holdings, Inc.(u)	8,200	401,308
Marsh & McLennan Cos., Inc.(u)	10,510	544,628
MetLife, Inc.(u)	38,910	2,161,840
Navigators Group, Inc. (The)*(u)	1,500	100,575
PartnerRe Ltd.(u)	8,400	917,364
ProAssurance Corp.(u)	2,000	88,800
Protective Life Corp.	4,589	318,155
Symetra Financial Corp.(u)	13,700	311,538
Tower Group International Ltd.	166,827	300,289
Travelers Cos., Inc. (The)(u)	1,500	141,105
Unum Group(u)	1,700	59,092
Willis Group Holdings PLC(u)	3,440	148,952

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
XL Group PLC (Ireland)(u)	7,280	$238,274

		12,834,336

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.*(u)	1,490	483,922
Blue Nile, Inc.*(u)	1,000	28,000
FTD Cos., Inc.*(u)	18,926	601,658
HSN, Inc.(u)	10,900	645,716
Lands’ End, Inc.*	41,318	1,387,458
Liberty Ventures (Class A Stock)*(u)	6,100	450,180
Priceline Group, Inc. (The)*(u)	190	228,570

		3,825,504

Internet Software & Services — 0.1%
Akamai Technologies, Inc.*(u)	4,200	256,452
Blucora, Inc.*(u)	4,900	92,463
Constant Contact, Inc.*(u)	2,600	83,486
CoStar Group, Inc.*(u)	2,100	332,157
Digital River, Inc.*(u)	2,800	43,204
eBay, Inc.*(u)	10,810	541,149
Facebook, Inc. (Class A Stock)*(u)	13,100	881,499
Google, Inc. (Class A Stock)*(u)	2,200	1,286,274
Google, Inc. (Class C Stock)*(u)	2,490	1,432,447
IntraLinks Holdings, Inc.*(u)	8,400	74,676
LogMeIn, Inc.*(u)	7,300	340,326
NIC, Inc.(u)	9,100	144,235
OpenTable, Inc.*(u)	100	10,360
Perficient, Inc.*(u)	6,800	132,396
Travelzoo, Inc.*(u)	3,600	69,660
United Online, Inc	9,218	95,867
VistaPrint NV*(u)	4,500	182,070
Yahoo!, Inc.*	32,201	1,131,221

		7,129,942

IT Services — 0.1%
Accenture PLC (Class A Stock)(u)	7,860	635,402
Alliance Data Systems Corp.*(u)	1,280	360,000
Blackhawk Network Holdings, Inc. (Class B Stock)*	22,073	592,660
Booz Allen Hamilton Holding Corp.(u)	3,600	76,464
Broadridge Financial Solutions, Inc.(u)	7,600	316,464
Cognizant Technology Solutions Corp. (Class A Stock)*(u)	6,880	336,501
CoreLogic, Inc.*(u)	13,700	415,932
DST Systems, Inc.(u)	6,800	626,756
ExlService Holdings, Inc.*(u)	1,200	35,340
Fidelity National Information Services, Inc.(u)	4,200	229,908
Genpact Ltd.*(u)	18,700	327,811
Global Cash Access Holdings, Inc.*(u)	2,400	21,360
iGATE Corp.*(u)	12,400	451,236
Leidos Holdings, Inc.(u)	18,056	692,267
NeuStar, Inc. (Class A Stock)*(u)	3,300	85,866
Science Applications International Corp.	10,318	455,643
Sykes Enterprises, Inc.*(u)	4,300	93,439
Syntel, Inc.*(u)	4,300	369,628
Visa, Inc. (Class A Stock)(u)	2,010	423,527

		6,546,204

Leisure Products
Nautilus, Inc.*(u)	2,400	26,616

COMMON STOCKS (continued)	Shares	Value (Note 2)
Leisure Products (continued)
Polaris Industries, Inc.(u)	4,600	$599,104

		625,720

Life Sciences Tools & Services — 0.1%
Bruker Corp.*(u)	6,600	160,182
Charles River Laboratories International, Inc.*(u)	6,900	369,288
Furiex Pharmaceuticals, Inc.*	16,825	1,786,479
Mettler-Toledo International, Inc.*(u)	3,100	784,858
Nordion, Inc. (Canada)*	97,014	1,218,496
PAREXEL International Corp.*(u)	4,000	211,360
Techne Corp.(u)	1,400	129,598

		4,660,261

Machinery — 0.2%
Blount International, Inc.*(u)	6,800	95,948
China CNR Corp. Ltd. (China) (Class H Stock), 144A*	7,501,676	5,033,123
Dover Corp.(u)	6,138	558,251
Graco, Inc.(u)	2,000	156,160
Harsco Corp.(u)	16,200	431,406
Hyster-Yale Materials Handling, Inc.(u)	4,600	407,284
IDEX Corp.(u)	9,500	767,030
Ingersoll-Rand PLC	9,187	574,279
Lincoln Electric Holdings, Inc.(u)	7,900	552,052
Meritor, Inc.*(u)	8,500	110,840
Mueller Industries, Inc.(u)	8,200	241,162
Oshkosh Corp.(u)	20,100	1,116,153
PACCAR, Inc.(u)	12,710	798,569
SPX Corp.(u)	11,670	1,262,811
Standex International Corp.(u)	1,600	119,168
Sun Hydraulics Corp.(u)	3,250	131,950
Toro Co. (The)(u)	9,000	572,400
WABCO Holdings, Inc.*(u)	9,200	982,744

		13,911,330

Marine — 0.1%
Genco Shipping & Trading Ltd.*	244,613	229,936
Kirby Corp.*(u)	47,282	5,538,613

		5,768,549

Media — 0.4%
CBS Corp. (Class B Stock)(u)	12,820	796,635
CBS Outdoor Americas, Inc.(u)	9,000	294,120
Charter Communications, Inc. (Class A Stock)*	34,701	5,495,944
Cinemark Holdings, Inc.(u)	25,600	905,216
Comcast Corp. (Class A Stock)(u)	21,850	1,172,908
Cumulus Media, Inc. (Class A Stock)*(u)	9,400	61,946
DIRECTV*	35,453	3,013,860
DISH Network Corp. (Class A Stock)*(u)	8,820	574,006
Friendfinder Networks, Inc.*(g)	641	47,193
Global Sources Ltd. (Bermuda)*(u)	13,319	110,281
Gray Television, Inc.*(u)	7,300	95,849
Liberty Global PLC (United Kingdom) (Class C Stock)	111,343	4,710,922
Madison Square Garden Co. (The) (Class A
Stock)*(u)	14,400	899,280
Meredith Corp.(u)	1,800	87,048
Morningstar, Inc.(u)	3,200	229,792
New Media Investment Group, Inc.*	10,117	142,751

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
News Corp. (Class A Stock)*(u)	19,415	$348,305
Scripps Networks Interactive, Inc. (Class A Stock)(u)	6,000	486,840
Sirius XM Holdings, Inc.*(u)	317,788	1,099,546
Starz (Class A Stock)*(u)	19,700	586,863
Time Warner Cable, Inc.(u)	28,025	4,128,083
Time Warner, Inc.(u)	38,748	2,722,048
Time, Inc.*(u)	26,777	648,539
Twenty-First Century Fox, Inc. (Class A Stock)	26,662	937,169
Twenty-First Century Fox, Inc. (Class B Stock)(u)	46,284	1,584,301
Walt Disney Co. (The)(u)	1,800	154,332
Wiley, (John) & Sons, Inc. (Class A Stock)(u)	1,400	84,826

		31,418,603

Metals & Mining — 0.1%
Alcoa, Inc.(u)	137,890	2,053,182
Alumina Ltd. (Australia), ADR*(u)	43,920	221,796
Century Aluminum Co.*(u)	5,400	84,672
Coeur Mining, Inc.*(u)	26,600	244,188
Commercial Metals Co.(u)	8,200	141,942
Compass Minerals International, Inc.(u)	7,200	689,328
Energy Fuels, Inc. (Canada)*	1,600	12,071
Freeport-McMoRan Copper & Gold, Inc.(u)	18,140	662,110
Globe Specialty Metals, Inc.(u)	12,100	251,438
Jaguar Mining, Inc.*(g)(u)	167,948	124,715
Lion One Metals Ltd. (Canada)*	79,592	26,107
Lumina Copper Corp. (Canada)*	55,156	510,182
Mines Management, Inc.*	1,481	1,659
Noranda Aluminum Holding Corp.(u)	1,600	5,648
Reliance Steel & Aluminum Co.(u)	3,400	250,614
Southern Arc Minerals, Inc. (Canada)*(g)	24,506	1,148
Steel Dynamics, Inc.(u)	19,200	344,640
Sulliden Gold Corp. Ltd. (Canada)*	73,753	95,384
United States Steel Corp.(u)	17,500	455,700
Worthington Industries, Inc.(u)	16,300	701,552

		6,878,076

Multiline Retail
Dollar General Corp.*(u)	2,590	148,562
Dollar Tree, Inc.*(u)	3,610	196,601
Macy’s, Inc.(u)	2,200	127,644

		472,807

Multi-Utilities — 0.5%
Avista Corp.(u)	9,000	301,680
CMS Energy Corp.(u)	25,760	802,424
Dominion Resources, Inc.(u)	82,776	5,920,140
Integrys Energy Group, Inc.	17	1,209
MDU Resources Group, Inc.(u)	4,600	161,460
National Grid PLC (United Kingdom), ADR(a)	65,631	4,881,634
NiSource, Inc.(u)	146,698	5,771,100
Public Service Enterprise Group, Inc.(u)	6,010	245,148
SCANA Corp.(u)	8,000	430,480
Sempra Energy(u)	68,975	7,222,372
Suez Environnement Co. (France)	346,675	6,631,954
Vectren Corp.(u)	1,600	68,000

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multi-Utilities (continued)
Veolia Environnement SA (France)	388,902	$7,408,869

		39,846,470

Oil, Gas & Consumable Fuels — 2.1%
AltaGas Ltd. (Canada)	116,243	5,346,710
Apache Corp.(u)	4,700	472,914
Cabot Oil & Gas Corp.(u)	8,000	273,120
Callon Petroleum Co.*(u)	3,100	36,115
Cheniere Energy Partners LP Holdings LLC .	131,982	3,278,433
Cheniere Energy, Inc.*(u)	143,190	10,266,723
Chesapeake Energy Corp.(u)	31,800	988,344
Chevron Corp.(u)	2,400	313,320
ConocoPhillips*(u)	2,500	214,325
CONSOL Energy, Inc.(u)	18,500	852,295
CVR Energy, Inc.(u)	4,700	226,493
Delek US Holdings, Inc.(u)	11,300	318,999
Denbury Resources, Inc.(u)	26,400	487,344
Enbridge, Inc. (Canada)(a)	147,673	7,010,037
Energy Transfer Equity MLP	170,580	10,053,985
Enlink Midstream LLC	99,911	4,162,292
EOG Resources, Inc.(u)	3,200	373,952
EQT Corp.(u)	8,500	908,650
EQT Midstream Partners LP(a)	119,327	11,543,694
Equal Energy Ltd.	91,729	497,171
Forest Oil Corp.*	8,432	19,225
Gulf United Energy, Inc. (Canada)*(g)	196,239	167
Hess Corp.(u)	2,430	240,303
Kinder Morgan, Inc.(u)	3,900	141,414
Laredo Petroleum, Inc.*(u)	14,900	461,602
Marathon Oil Corp.(u)	25,960	1,036,323
Marathon Petroleum Corp.(u)	5,450	425,482
Mission Newenergy Ltd. (Australia)*	2,482	20
MPLX LP(a)	171,477	11,060,267
Occidental Petroleum Corp.(u)	3,960	406,415
ONEOK, Inc.(u)	166,819	11,357,037
Phillips 66(u)	11,350	912,881
Phillips 66 Partners LP(a)	177,606	13,419,909
Plains GP Holdings LP(a)	231,543	7,407,061
REX American Resources Corp.*(u)	2,700	197,937
Royal Dutch Shell PLC (Netherlands), ADR .	4,211	346,860
SemGroup Corp. (Class A Stock)	144,499	11,393,746
SM Energy Co.(u)	11,300	950,330
Surge Energy, Inc. (Canada)	8,878	65,063
Targa Resources Corp.(u)	169,305	23,629,899
Teekay Corp. (Bermuda)	56,064	3,489,984
Tesoro Corp.(u)	7,000	410,690
Tourmaline Oil Corp. (Canada)*	3,171	167,190
Vaalco Energy, Inc.*(u)	19,200	138,816
Veresen, Inc. (Canada)	250,441	4,400,702
Western Gas Equity Partners LP(a)	111,669	7,001,646
Whiting Petroleum Corp.*(u)	3,500	280,875
Williams Cos., Inc. (The)	198,357	11,546,361

		168,533,121

Paper & Forest Products
Ainsworth Lumber Co. Ltd. (Canada)*	169,051	438,847
Clearwater Paper Corp.*(u)	1,700	104,924
Domtar Corp.(u)	6,400	274,240
International Paper Co.(u)	3,910	197,338
KapStone Paper and Packaging Corp.*(u)	13,500	447,255

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Paper & Forest Products (continued)
Neenah Paper, Inc.(u)	2,000	$106,300
P.H. Glatfelter Co.(u)	3,600	95,508

		1,664,412

Personal Products
Avon Products, Inc.(u)	7,700	112,497
Estee Lauder Cos., Inc. (The) (Class A Stock)(u)	1,660	123,272
Nu Skin Enterprises, Inc. (Class A Stock)(u) .	10,100	746,996
USANA Health Sciences, Inc.*(u)	900	70,326

		1,053,091

Pharmaceuticals — 0.2%
Access Pharmaceuticals, Inc.*	23,606	6,964
Akorn, Inc.*(u)	4,700	156,275
Allergan, Inc.(u)	8,886	1,503,689
AstraZeneca PLC (United Kingdom), ADR	13,913	1,033,875
Bristol-Myers Squibb Co.(u)	26,990	1,309,285
Depomed, Inc.*(u)	4,300	59,770
Forest Laboratories, Inc.*(u)	40,614	4,020,786
Jazz Pharmaceuticals PLC*(u)	7,000	1,029,070
Johnson & Johnson(u)	19,450	2,034,859
Lannett Co., Inc.*(u)	18,300	908,046
Mallinckrodt PLC*	714	57,134
NeuroBioPharm, Inc. (Canada)*(g)	355	1
Prestige Brands Holdings, Inc.*(u)	2,900	98,281
Questcor Pharmaceuticals, Inc.	15,505	1,434,057
Shire PLC (Ireland), ADR	4,322	1,017,788
Teva Pharmaceutical Industries Ltd. (Israel), ADR	6,229	326,524
Theravance Biopharma, Inc. (Cayman Islands)*	8,759	279,237
Theravance, Inc.*(u)	30,659	913,025
Transcept Pharmaceuticals, Inc.	8,632	17,178

		16,205,844

Professional Services
Barrett Business Services, Inc.(u)	600	28,200
Exponent, Inc.(u)	900	66,699
Huron Consulting Group, Inc.*(u)	900	63,738
ICF International, Inc.*(u)	2,800	99,008
ManpowerGroup, Inc.(u)	7,800	661,830
Navigant Consulting, Inc.*(u)	7,500	130,875
Premier Alliance Group, Inc.*	9,164	7,514
Resources Connection, Inc.(u)	4,100	53,751
TrueBlue, Inc.*(u)	1,900	52,383

		1,163,998

Real Estate Investment Trusts (REITs) — 0.5%
AG Mortgage Investment Trust, Inc.(u)	7,900	149,547
American Assets Trust, Inc.(u)	5,800	200,390
American Capital Agency Corp.(u)	23,600	552,476
American Capital Mortgage Investment Corp.(u)	21,800	436,436
American Realty Capital Healthcare Trust, Inc.	126,832	1,381,200
American Tower Corp.(u)	72,949	6,563,951
Annaly Capital Management, Inc.(u)	25,400	290,322
Apollo Residential Mortgage, Inc.(u)	1,400	23,408
Ashford Hospitality Prime, Inc.(u)	28,158	483,192
Ashford Hospitality Trust, Inc.(u)	133,834	1,544,444

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities, Inc.(u)	4,290	$609,995
Boston Properties, Inc.(u)	3,850	454,993
Brixmor Property Group, Inc.	8,100	185,895
CareTrust REIT, Inc.*	15,172	300,406
Chambers Street Properties(u)	36,000	289,440
Chatham Lodging Trust(u)	24,034	526,345
Chesapeake Lodging Trust(u)	4,300	129,989
DDR Corp.(u)	24,850	438,106
DiamondRock Hospitality Co.(u)	17,900	229,478
Duke Realty Corp.(u)	11,290	205,026
Essex Property Trust, Inc.	7,325	1,354,466
Extra Space Storage, Inc.(u)	4,650	247,613
Franklin Street Properties Corp.(u)	18,300	230,214
Gaming and Leisure Properties, Inc.	47,554	1,615,409
General Growth Properties, Inc.(u)	4,810	113,324
Geo Group, Inc. (The)(u)	10,100	360,873
Highwoods Properties, Inc.(u)	7,610	319,240
Hospitality Properties Trust(u)	25,700	781,280
Invesco Mortgage Capital, Inc.(u)	32,300	560,728
Investors Real Estate Trust(u)	8,500	78,285
Kilroy Realty Corp.(u)	3,610	224,831
Lexington Realty Trust(u)	21,100	232,311
Liberty Property Trust(u)	6,300	238,959
Mid-America Apartment Communities, Inc.(u)	6,140	448,527
New Residential Investment Corp.	106,711	672,279
Newcastle Investment Corp.	126,851	607,616
Nippon Prologis REIT, Inc. (Japan)	4,035	9,410,180
Nippon Prologis REIT, Inc. (Japan), 144A(g) .	540	1,259,355
NorthStar Realty Finance Corp.	132,114	2,296,141
Potlatch Corp.(u)	1,400	57,960
Prologis, Inc.(u)	2,400	98,616
Resource Capital Corp.(u)	31,100	175,093
Retail Opportunity Investments Corp.	6,503	102,292
RLJ Lodging Trust(u)	20,500	592,245
Ryman Hospitality Properties, Inc.(u)	1,400	67,410
Simon Property Group, Inc.	3,057	508,318
Starwood Property Trust, Inc.(u)	27,501	653,699
Starwood Waypoint Residential Trust*	4,257	111,576
Strategic Hotels & Resorts, Inc.*(u)	35,200	412,192
Summit Hotel Properties, Inc.(u)	9,100	96,460
Sunstone Hotel Investors, Inc.(u)	30,770	459,397
Taubman Centers, Inc.(u)	1,500	113,715
Terreno Realty Corp.	1,826	35,297
Washington Prime Group, Inc.*	25,603	479,800
Winthrop Realty Trust(u)	18,200	279,370
WP Carey, Inc.(u)	3,000	193,200
ZAIS Financial Corp.	734	12,199

		40,495,509

Real Estate Management & Development
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	20,049	882,557
CBRE Group, Inc. (Class A Stock)*(u)	16,400	525,456
Jones Lang LaSalle, Inc.(u)	9,400	1,188,066

		2,596,079

Road & Rail — 0.6%
AMERCO(u)	3,500	1,017,660
Asciano Ltd. (Australia)	1,750,805	9,302,820

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Road & Rail (continued)
Canadian Pacific Railway Ltd. (Canada) (NYSE)(u)	4,850	$878,529
Canadian Pacific Railway Ltd. (Canada) (TSX)	52,350	9,483,884
CSX Corp.(u)	22,520	693,841
East Japan Railway Co. (Japan)	70,743	5,573,988
Genesee & Wyoming, Inc. (Class A Stock)* .	76,181	7,999,005
Norfolk Southern Corp.(u)	2,350	242,121
Old Dominion Freight Line, Inc.*(u)	13,900	885,152
Union Pacific Corp.(u)	89,840	8,961,540

		45,038,540

Semiconductors & Semiconductor Equipment — 0.3%
Altera Corp.(u)	4,510	156,768
Applied Materials, Inc.(u)	9,580	216,029
ASML Holding NV (Netherlands)(u)	4,200	391,734
Atmel Corp.*(u)	20,200	189,274
Avago Technologies Ltd. (Singapore)(u)	36,921	2,660,896
Broadcom Corp. (Class A Stock)(u)	25,570	949,158
Cabot Microelectronics Corp.*(u)	1,500	66,975
Cirrus Logic, Inc.*(u)	13,300	302,442
Diodes, Inc.*(u)	2,500	72,400
Entegris, Inc.*(u)	4,200	57,729
Freescale Semiconductor Ltd.*(u)	28,550	670,925
Inphi Corp.*(u)	6,400	93,952
Integrated Device Technology, Inc.*(u)	67,700	1,046,642
Intersil Corp. (Class A Stock)(u)	15,500	231,725
KLA-Tencor Corp.(u)	20,390	1,481,130
Lam Research Corp.(u)	13,983	944,971
Lattice Semiconductor Corp.*(u)	32,800	270,600
Marvell Technology Group Ltd.(u)	29,600	424,168
Maxim Integrated Products, Inc.(u)	7,820	264,394
MKS Instruments, Inc.(u)	6,500	203,060
OmniVision Technologies, Inc.*(u)	12,200	268,156
ON Semiconductor Corp.*(u)	3,900	35,646
PDF Solutions, Inc.*(u)	2,900	61,538
PLX Technology, Inc.*	42,722	276,411
PMC - Sierra, Inc.*(u)	27,400	208,514
Power Integrations, Inc.(u)	3,900	224,406
RF Micro Devices, Inc.*(u)	96,400	924,476
Semtech Corp.*(u)	3,800	99,370
Silicon Image, Inc.*(u)	27,300	137,592
Skyworks Solutions, Inc.(u)	7,400	347,504
SunEdison, Inc.*(a)	237,698	5,371,975
Teradyne, Inc.(u)	24,380	477,848
Tokyo Electron Ltd. (Japan)	36,263	2,471,480
TriQuint Semiconductor, Inc.*	4,893	77,358
Ultra Clean Holdings, Inc.*(u)	12,300	111,315
Xilinx, Inc.(u)	7,410	350,567

		22,139,128

Software — 0.2%
Adobe Systems, Inc.*(u)	10,980	794,513
ANSYS, Inc.*(u)	10,900	826,438
Aspen Technology, Inc.*(u)	12,300	570,720
AutoNavi Holdings Ltd. (China), ADR*	101,495	2,121,245
AVG Technologies NV*(u)	15,400	310,002
CA, Inc.(u)	21,300	612,162
Citrix Systems, Inc.*(u)	6,980	436,599
Compuware Corp.(u)	43,289	432,457

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
Comverse, Inc.*(u)	2,100	$56,028
Descartes Systems Group, Inc. (The) (Canada)*	2,827	40,539
Informatica Corp.*(u)	10,100	360,065
Intuit, Inc.(u)	6,400	515,392
Manhattan Associates, Inc.*(u)	18,000	619,740
Microsoft Corp.(u)	17,120	713,904
MicroStrategy, Inc. (Class A Stock)*(u)	1,200	168,744
NetScout Systems, Inc.*(u)	1,800	79,812
Oracle Corp.(u)	19,400	786,282
Pegasystems, Inc.(u)	10,800	228,096
Progress Software Corp.*(u)	9,900	237,996
PTC, Inc.*(u)	21,000	814,800
Red Hat, Inc.*(u)	3,700	204,499
Solera Holdings, Inc.(u)	8,300	557,345
SS&C Technologies Holdings, Inc.*(u)	9,500	420,090
Symantec Corp.(u)	32,200	737,380
Synopsys, Inc.*(u)	17,400	675,468
TIBCO Software, Inc.*(u)	10,200	205,734
TiVo, Inc.*(u)	45,100	582,241
VMware, Inc. (Class A Stock)*(u)	4,800	464,688

		14,572,979

Specialty Retail — 0.1%
Aaron’s, Inc.(u)	7,400	263,736
AutoZone, Inc.*(u)	380	203,771
Bed Bath & Beyond, Inc.*(u)	600	34,428
Best Buy Co., Inc.(u)	33,500	1,038,835
Chico’s FAS, Inc.(u)	13,700	232,352
Citi Trends, Inc.*(u)	2,500	53,650
Destination Maternity Corp.(u)	2,500	56,925
Express, Inc.*(u)	37,500	638,625
Foot Locker, Inc.(u)	24,300	1,232,496
GameStop Corp. (Class A Stock)(u)	17,300	700,131
Gap, Inc. (The)(u)	19,500	810,615
Groupe Fnac (France)*	1,033	53,821
Haverty Furniture Cos., Inc.(u)	1,900	47,747
Home Depot, Inc. (The)(u)	7,560	612,058
Kirkland’s, Inc.*(u)	1,200	22,260
L&L Acquisition Corp. Escrow Shares*	35,000	—
Lowe’s Cos., Inc.(u)	14,810	710,732
Murphy USA, Inc.*(u)	28,255	1,381,387
PetSmart, Inc.(u)	11,400	681,720
Ross Stores, Inc.(u)	5,700	376,941
TJX Cos., Inc. (The)(u)	13,440	714,336
Urban Outfitters, Inc.*(u)	22,500	761,850
Zumiez, Inc.*(u)	6,900	190,371

		10,818,787

Technology Hardware, Storage & Peripherals
Apple, Inc.(u)	1,330	123,597
Electronics For Imaging, Inc.*(u)	2,800	126,560
EMC Corp.(u)	22,526	593,335
Fusion-io, Inc.*(u)	12,600	142,380
Hewlett-Packard Co.(u)	35,300	1,188,904
Immersion Corp.*(u)	7,900	100,488
SanDisk Corp.(u)	2,900	302,847
Western Digital Corp.(u)	3,400	313,820

		2,891,931

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods
Carter’s, Inc.(u)	10,700	$737,551
G-III Apparel Group Ltd.*	2,700	220,482
Michael Kors Holdings Ltd.*(u)	11,600	1,028,340
RG Barry Corp.	14,120	267,574
Steven Madden Ltd.*(u)	15,000	514,500
VF Corp.(u)	8,340	525,420
Vince Holding Corp.*	2,700	98,874

		3,392,741

Thrifts & Mortgage Finance
Federal Home Loan Mortgage Corp.*	26,794	103,425
Federal National Mortgage Assoc.*	27,205	106,372
First Defiance Financial Corp.(u)	2,000	57,400
Home Loan Servicing Solutions Ltd.(u)	7,800	177,294
Hudson City Bancorp, Inc.(u)	271,083	2,664,746
OceanFirst Financial Corp.(u)	1,000	16,560
TF Financial Corp.	8,569	364,011
Washington Federal, Inc.(u)	10,500	235,515

		3,725,323

Tobacco
Philip Morris International, Inc.(u)	9,530	803,474

Trading Companies & Distributors — 0.1%
Aceto Corp.(u)	4,200	76,188
DXP Enterprises, Inc.*(u)	10,700	808,278
Kaman Corp.(u)	4,500	192,285
MRC Global, Inc.*(u)	25,300	715,737
NOW, Inc.*	24,790	897,646
United Rentals, Inc.*(u)	6,600	691,218
W.W. Grainger, Inc.(u)	2,910	739,926
Watsco, Inc.(u)	2,300	236,348

		4,357,626

Transportation Infrastructure — 0.9%
Abertis Infraestructuras SA (Spain)	515,830	11,867,338
Atlantia SpA (Italy)	565,527	16,110,721
Auckland International Airport Ltd. (New Zealand)	1,235,192	4,217,351
Flughafen Zuerich AG (Switzerland)	9,731	5,978,222
Fraport AG Frankfurt Airport Services Worldwide (Germany)	85,233	6,013,788
Groupe Eurotunnel SA (France)	992,867	13,432,611
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	2,592,163	3,067,603
Pingtan Marine Enterprise Ltd.*(g)	75,530	192,601
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	4,862,000	2,584,569
Transurban Group (Australia)	704,379	4,908,434

		68,373,238

Water Utilities — 0.1%
American States Water Co.(u)	5,000	166,150
American Water Works Co., Inc.(u)	116,515	5,761,667
Beijing Enterprises Water Group Ltd. (China)	6,646,953	4,444,025

		10,371,842

Wireless Telecommunication Services — 0.2%
SBA Communications Corp. (Class A Stock)*	101,392	10,372,402
Telephone & Data Systems, Inc.	8,704	227,261

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services (continued)
USA Mobility, Inc.	1,200	$18,480
Vodafone Group PLC (United Kingdom), ADR	60,115	2,007,240

		12,625,383

TOTAL COMMON STOCKS (cost $666,938,853)		875,272,099

EXCHANGE TRADED FUNDS — 2.3%
iShares Global 100 Index Fund(a)	228,921	18,025,239
iShares iBoxx $ High Yield Corporate Bond Fund(a)	87,400	8,320,480
iShares JPMorgan USD Emerging Markets Bond Fund(a)	77,100	8,887,317
iShares MSCI EAFE ETF(a)	1,130,000	77,258,100
iShares MSCI Emerging Markets Index Fund	690,000	29,828,700
iShares US Real Estate(a)	129,300	9,282,447
SPDR Barclays High Yield Bond(a)	214,500	8,951,085
SPDR Dow Jones REIT	238,000	19,754,000

TOTAL EXCHANGE TRADED FUNDS (cost $162,237,937)		180,307,368

PREFERRED STOCKS — 0.1%
Consumer Finance
Ally Financial, Inc., Series G, 144A, 7.000%(g)	175	176,318
SLM Corp., 3.961%(c)	900	21,987

		198,305

Electric Utilities
Exelon Corp., CVT, 6.500%*	6,675	360,094
Genie Energy Ltd., 7.500%*	24,030	184,190

		544,284

Food Products
Post Holdings, Inc., CVT, 144A, 2.500%	5,268	537,007

Health Care Providers & Services
Amsurg Corp., CVT, 5.250%*	6,475	652,033

Household Durables — 0.1%
Sealy Corp., CVT, 8.000%*(g)(u)	33,706	2,671,201

Metals & Mining
Vale SA (Brazil) (PRFC), ADR	15,674	186,521

Oil, Gas & Consumable Fuels
Chesapeake Energy Corp., CVT, 144A, 5.750%	125	160,313
Sanchez Energy Corp., CVT, 6.500%	10,885	1,045,722

		1,206,035

Paper & Forest Products
China Wood, Inc., CVT, 8.000%*(g)	20,500	557

Real Estate Investment Trusts (REITs)
iStar Financial, Inc., CVT, 4.500%	6,475	416,019

Thrifts & Mortgage Finance
Federal Home Loan Mortgage Corp., Series Z, 8.375%*	19,538	213,160
Federal National Mortgage Assoc., Series S, 8.250%*	19,538	202,218

		415,378

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Tobacco
Universal Corp., CVT, 6.750%	1,400	$1,733,452

TOTAL PREFERRED STOCKS (cost $8,204,098)		8,560,792

RIGHTS*	Units
Biotechnology
Chelsea Therapeutics International Ltd., Escrow Shares, CVR, expiring 10/30/14	296,186	23,695

Diversified Financial Services
Quartet Merger Corp., expiring 11/01/15	64,800	43,416

Health Care Equipment & Supplies
AMA Contingent(g)	27,759	3

Health Care Providers & Services
Community Health Systems, Inc., CVR, expiring 10/30/14	175,205	11,721

TOTAL RIGHTS (cost $61,003)		78,835

UNAFFILIATED MUTUAL FUNDS — 1.5%	Shares
Aberdeen Global Income Fund, Inc.	1,572	18,833
Adams Express Co. (Retail Shares)	2,236	30,745
Advent Claymore Convertible Securities & Income Fund II	56,338	431,549
Advent Claymore Enhanced Growth & Income Fund	14,630	150,689
Alliance California Municipal Income Fund, Inc.	2,026	26,622
Alpine Global Dynamic Dividend Fund	4,137	43,480
Alpine Global Premier Properties Fund	10,376	77,197
AQR Multi Strategy Alternative Fund (Institutional Class Shares)	1,016,396	9,909,862
Ares Dynamic Credit Allocation Fund, Inc.	2,590	47,164
Avenue Income Credit Strategies Fund	269	4,837
BlackRock Core Bond Trust	18,037	251,797
BlackRock Corporate High Yield Fund VI, Inc.	13,933	171,237
BlackRock Credit Allocation Income Trust	38,820	533,775
BlackRock Energy and Resources Trust	5,341	144,047
BlackRock Enhanced Equity Dividend Trust	49,642	416,496
BlackRock Global Long/Short Credit Fund (Institutional Class Shares)	1,031,130	11,332,115
BlackRock Global Opportunities Equity Trust(u)	29,155	438,783
BlackRock Income Opportunity Trust, Inc.	13,869	150,617
BlackRock International Growth and Income Trust	455	3,749
BlackRock Municipal Income Investment Quality Trust	3,764	53,261
BlackRock MuniHoldings California Quality Fund, Inc.	3,432	49,146
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	2,678	38,429
BlackRock MuniHoldings Quality Fund, Inc.	2,647	34,967
BlackRock MuniYield California Quality Fund, Inc.	140	2,062
BlackRock MuniYield Investment Quality Fund	1,953	26,229

UNAFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
BlackRock MuniYield Michigan Quality Fund II, Inc.	4,505	$58,430
BlackRock MuniYield Michigan Quality Fund, Inc.	4,463	62,348
BlackRock MuniYield New Jersey Quality Fund, Inc.	1,111	16,098
BlackRock MuniYield Pennsylvania Quality Fund	3,427	48,286
BlackRock Real Asset Equity Trust	16,269	152,766
BlackRock Resources & Commodities Strategy Trust	69,091	857,419
Blackstone/GSO Strategic Credit Fund	3,191	56,704
Calamos Market Neutral Income Fund (Institutional Class Shares)	670,657	8,705,124
CBRE Clarion Global Real Estate Income Fund	665	6,058
Central Securities Corp. (Retail Shares)(u)	19,559	458,659
Cohen & Steers Closed-End Opportunity Fund, Inc.	5,997	81,079
Cohen & Steers Ltd. Duration Preferred and Income Fund, Inc.	633	16,116
Cohen & Steers Quality Income Realty Fund, Inc.	20,857	234,641
Cohen & Steers REIT and Preferred Income Fund, Inc.	8,899	160,449
Cohen & Steers Select Preferred and Income Fund, Inc.	292	7,715
Diamond Hill Long-Short Fund (Institutional Class Shares)	233,897	5,573,767
DWS High Income Opportunities Fund, Inc.	9,862	145,662
DWS High Income Trust	670	6,305
Eaton Vance California Municipal Bond Fund	709	8,231
Eaton Vance Global Macro Absolute Return Fund (Institutional Class Shares)	1,455,735	13,552,896
Eaton Vance National Municipal Opportunities Trust	5,216	104,320
Eaton Vance New York Municipal Bond Fund	3,627	45,337
Eaton Vance Short Duration Diversified Income Fund	3,559	54,595
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	243	3,373
Ellsworth Fund Ltd.	6,831	60,318
First Trust Aberdeen Global Opportunity Income Fund	669	9,821
First Trust Enhanced Equity Income Fund	439	6,348
First Trust High Income Long/Short Fund	7,320	132,858
Fort Dearborn Income Securities, Inc.	4,317	64,280
Forum Funds - Absolute Strategies Fund (Institutional Class Shares)*	483,349	5,360,337
Franklin Templeton Limited Duration Income Trust	5,240	68,539
Gabelli ABC Fund (Advisor Class Shares)	1,156,773	11,903,195
General American Investors Co., Inc. (Retail Shares)	219	8,061
Highland Long/Short Equity Fund (Class Z Shares)	251,763	3,149,556
Invesco Advantage Municipal Income Trust II	2,192	24,879
Invesco Bond Fund	3,689	70,755

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

UNAFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
Invesco California Value Municipal Income Trust	706	$8,740
Invesco Municipal Opportunity Trust	5,778	72,803
Invesco Municipal Trust	9,771	122,333
Invesco Quality Municipal Income Trust	705	8,657
Invesco Trust for Investment Grade Municipals	2,019	26,308
John Hancock Hedged Equity & Income Fund	1,544	28,641
John Hancock Premium Dividend Fund	10,260	139,433
John Hancock Tax-Advantaged Dividend Income Fund	9,160	191,719
Liberty All Star Equity Fund	4,854	29,173
LMP Real Estate Income Fund, Inc.	3,415	39,307
Madison Covered Call & Equity Strategy Fund	15,325	134,707
MFS Investment Grade Municipal Trust	3,705	34,345
Morgan Stanley Emerging Markets Fund, Inc.	4,011	64,336
Morgan Stanley Income Securities, Inc.	23,837	430,258
Neuberger Berman High Yield Strategies Fund, Inc.	1,202	16,648
New America High Income Fund, Inc. (The)	200	2,008
Nuveen AMT-Free Municipal Income Fund	13,474	181,630
Nuveen Build America Bond Opportunity Fund	642	13,822
Nuveen California AMT-Free Municipal Income Fund	3,054	41,626
Nuveen California Dividend Advantage Municipal Fund 2	350	4,889
Nuveen California Dividend Advantage Municipal Fund 3	5,035	64,398
Nuveen Connecticut Premium Income Municipal Fund	4,418	55,844
Nuveen Diversified Dividend & Income Fund	1,252	15,350
Nuveen Dividend Advantage Municipal Fund	4,504	63,687
Nuveen Dividend Advantage Municipal Fund 2	6,895	95,841
Nuveen Dividend Advantage Municipal Fund 3	19,663	268,990
Nuveen Dividend Advantage Municipal Income Fund	10,310	145,990
Nuveen Georgia Dividend Advantage Municipal Fund 2	321	4,118
Nuveen Global Equity Income Fund	3,183	46,886
Nuveen Maryland Premium Income Municipal Fund	10,454	134,648
Nuveen Municipal Advantage Fund, Inc.	16,099	216,371
Nuveen Municipal Market Opportunity Fund, Inc.	6,043	80,674
Nuveen Municipal Opportunity Fund, Inc.	356	5,023
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	4,357	59,822
Nuveen New Jersey Premium Income Municipal Fund, Inc.	2,243	31,716
Nuveen New York Dividend Advantage Municipal Fund	1,097	15,062
Nuveen New York Performance Plus Municipal Fund, Inc.	979	14,147
Nuveen North Carolina Premium Income Municipal Fund	5,929	78,204

UNAFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
Nuveen Pennsylvania Investment Quality Municipal Fund	4,797	$66,678
Nuveen Performance Plus Municipal Fund, Inc.	2,829	41,473
Nuveen Preferred & Income Term Fund	2,433	57,127
Nuveen Preferred Income Opportunities Fund	1,679	16,286
Nuveen Premier Municipal Income Fund, Inc.	4,715	64,265
Nuveen Premium Income Municipal Fund, Inc.	17,142	232,960
Nuveen Premium Income Municipal Fund 2, Inc.	23,988	331,994
Nuveen Premium Income Municipal Fund 4, Inc.	804	10,315
Nuveen Quality Income Municipal Fund, Inc.(u)	14,030	192,492
Nuveen Quality Municipal Fund, Inc.	12,080	158,369
Nuveen Quality Preferred Income Fund	39,349	334,860
Nuveen Quality Preferred Income Fund II	64,150	579,275
Nuveen Quality Preferred Income Fund III	10,369	90,003
Nuveen Select Quality Municipal Fund, Inc.	9,868	136,770
Nuveen Tax-Advantaged Dividend Growth Fund	1,834	29,894
Nuveen Virginia Premium Income Municipal Fund	1,027	13,690
Petroleum & Resources Corp.(u)	38,246	1,192,510
PIMCO Unconstrained Bond Fund (Institutional Class Shares)	1,311,230	14,830,006
Putnam High Income Securities Fund	13,551	118,029
Putnam Managed Municipal Income Trust	5,942	42,604
Putnam Municipal Opportunities Trust	14,987	176,097
RMR Real Estate Income Fund	366	7,210
Templeton Global Income Fund	2,760	22,798
Third Avenue Focused Credit Fund (Institutional Class Shares)	440,714	5,323,828
Touchstone Merger Arbitrage Fund (Institutional Class Shares)	819,927	8,715,823
Transamerica Income Shares, Inc.	8,989	190,387
Turner Spectrum Fund (Institutional Class Shares)*	286,282	3,432,522
Voya Natural Resources Equity Income Fund	3,750	43,125
Wells Fargo Advantage Multi-Sector Income Fund	15,530	231,397
Western Asset Global Corporate Defined Opportunity Fund, Inc.	6,049	113,056
Western Asset Income Fund	2,545	35,350
Western Asset Total Return Unconstrained Fund	722,881	7,770,974
Western Asset Worldwide Income Fund, Inc.	4,031	53,008

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $120,492,893)		123,306,342

WARRANTS*	Units
Banks
Associated Banc-Corp., expiring 11/21/18	2,176	5,135
Boston Private Financial Holdings, Inc., expiring 11/21/18	10,019	62,569

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

WARRANTS* (continued)	Units	Value (Note 2)
Banks (continued)
		$67,704

Biotechnology
Mast Therapeutics, Inc., expiring 11/16/16(g)	11,250	1,026
NeoStem, Inc., expiring 07/22/16(g)	30,000	—
Venaxis, Inc., expiring 05/24/18(g)	2,700	648

		1,674

Commercial Services & Supplies
IVS Group SA (Italy), expiring 01/27/16	60,858	30,000

Construction Materials
Tecnoglass, Inc. (Colombia), expiring 12/16/16	40,897	163,588

Diversified Financial Services
Aquasition Corp. (United Kingdom), expiring 10/25/20	89,982	12,552
Arabella Exploration, Inc. (Hong Kong),expiring 12/24/16	28,070	69,052
Boulevard Acquisition Corp., expiring 02/19/19(g)	36,000	21,780
Cambridge Capital Acquisition Corp., expiring 12/19/18(g)	105,600	41,184
Capitol Acquisition Corp. II, expiring 05/15/16(g)	81,000	37,159
Chart Acquisition Corp., expiring 12/19/17(g)	134,325	87,311
CIS Acquisition Ltd. (Russia), Series A,expiring 12/18/17	90,000	13,905
Collabrium Japan Acquisition Corp., expiring 12/10/17	63,000	6,457
Electrawinds SE (Luxembourg), expiring 10/01/15	57,500	394
Hennessy Capital Acquisition Corp., expiring 03/10/19(g)	54,000	24,300
Jack Cooper Holdings Corp., expiring 12/15/17	200	31,000
Jack Cooper Holdings Corp., expiring 05/06/18(g)	50	7,750
Levy Acquisition Corp., expiring 01/06/18	67,500	31,084
Prime Acquisition Corp. (China), expiring 03/30/16(u)	64,194	10,913
Quinpario Acquisition Corp., expiring 09/27/18	163,030	221,721
RMG Networks Holding Corp., expiring 04/08/18	79,900	22,372
ROI Acquisition Corp. II, expiring 09/17/18	63,000	22,680
Silver Eagle Acquisition Corp., expiring 07/26/18	166,250	124,480

		786,094

Energy Equipment & Services
Glori Energy, Inc., expiring 07/25/19(g)	26,400	32,736
Integrated Drilling Equipment Holdings Corp., expiring 12/15/17(g)	85,000	5,950

		38,686

Health Care Providers & Services
Healthcare Corp. of America, expiring 11/07/16(g)	44,978	5,847

WARRANTS* (continued)	Units	Value (Note 2)
Household Durables
EveryWare Global, Inc., expiring 05/13/18(g)	81,000	$4,860

Internet Software & Services
Global Eagle Entertainment, Inc., expiring 05/13/16	48,308	200,478
Net Element International, Inc., expiring 10/07/15(g)	28,804	5,041

		205,519

Media
Hemisphere Media Group, Inc., expiring 04/06/18	93,601	110,449

Oil, Gas & Consumable Fuels
Green Field Energy Services, Inc., expiring 11/15/21(g)	200	—
Harvest Natural Resources, Inc., expiring 10/11/15(g)	5,813	2,907

		2,907

Pharmaceuticals
NeuroBioPharm, Inc., Unit, expiring 04/12/15(g)	711	1
Pluristem Therapeutics, Inc., expiring 09/19/17(g)	6,750	2,093

		2,094

Semiconductors & Semiconductor Equipment
TranSwitch Corp., expiring 03/28/19(g)	72,000	—

Transportation Infrastructure
Pingtan Marine Enterprise Ltd., expiring 02/26/18(g)	55,000	7,150

TOTAL WARRANTS (cost $682,735)		1,426,572

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.3%
Collateralized Debt Obligations — 0.1%
Eurocredit CDO IV BV (Netherlands), Series IV-X, Class A1
0.714%(c)	02/22/20	EUR	61	83,009
Hillmark Funding Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A
0.489%(c)	05/21/21		725	713,558
Jubilee CDO IV BV (Netherlands), Series IV-X, Class A
0.818%(c)	10/15/19	EUR	189	257,439
LCM V LP (Cayman Islands), Series 5A, Class A1, 144A
0.476%(c)	03/21/19		283	281,425
Stoney Lane Funding I Corp. (Cayman Islands), Series 2007-1A, Class A1, 144A
0.466%(c)	04/18/22		1,375	1,352,072
Venture VIII CDO Ltd., Series 2007-8A, Class A1A, 144A
0.521%(c)	07/22/21		1,600	1,551,891

				4,239,394

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations — 0.1%
ALM V Ltd. (Cayman Islands),
Series 2012-5A, Class A1R, 144A
1.454%(c)	02/13/23		1,900	$1,893,491
Aquilae CLO II PLC (Ireland),
Series 2006-1X, Class A
0.637%(c)	01/17/23	EUR	110	148,618
Cadogan Square CLO III BV (Netherlands),
Series 3X, Class A
0.627%(c)	01/17/23	EUR	71	94,996
Dryden Sr. Loan Fund (Cayman Islands),
Series 2011-22A, Class A1R, 144A
1.396%(c)	01/15/22		1,800	1,787,630
Duane Street CLO III Ltd.,
Series 2006-3A, Class A1, 144A
0.496%(c)	01/11/21		232	231,323
Franklin CLO Ltd.,
Series 5A, Class A2, 144A
0.503%(c)	06/15/18		681	677,003
Galaxy CLO Ltd. (Cayman Islands),
Series 2007-8A, Class A, 144A
0.478%(c)	04/25/19		232	231,010
Gallatin CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
1.432%(c)	07/15/23		1,000	994,454
Goldentree Loan Opportunities V Ltd. (Cayman Islands),
Series 2007-5A, Class A, 144A
0.941%(c)	10/18/21		648	643,432
Halcyon Structured Asset Management European CLO 2006-II BV (Netherlands),
Series 2006-IIX, Class A1
0.644%(c)	01/25/23	EUR	480	649,383
HarbourMaster CLO (Netherlands),
Series 4X, Class A1
2.513%(c)	10/11/19	EUR	1	1,538
LightPoint CLO V (Cayman Islands),
Series 2006-5A, Class A1, 144A
0.474%(c)	08/05/19		512	508,735
MAGI Funding PLC (Ireland),
Series I-A, Class A
0.578%(c)	04/11/21	EUR	306	416,782
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.556%(c)	02/18/24	EUR	319	429,924
Octagon Investment Partners XII Ltd. (Cayman Islands),
Series 2012-1AR, Class AR, 144A
1.496%(c)	05/05/23		900	900,032
Penta CLO 1 SA (Luxembourg),
Series 2007-1X, Class A1
0.614%(c)	06/04/24	EUR	581	782,644
Race Point III CLO Ltd. (Ireland),
Series 2006-3, Class A, 144A
0.504%(c)	04/15/20		530	527,353
Stanfield Bristol CLO Ltd.,
Series 2005-1A, Class A1, 144A
0.501%(c)	10/15/19		45	45,163
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.481%(c)	05/15/19		476	471,862

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Wood Street CLO BV (Netherlands),
Series I, Class A
0.657%(c)	11/22/21		EUR	271	$365,278
Series II-A, Class A1
0.587%(c)	03/29/21		EUR	100	135,243

					11,935,894

Non-Residential Mortgage-Backed Securities — 0.1%
Citibank Omni Master Trust,
Series 2009-A14A, Class A14, 144A
2.917%(c)	08/15/18			3,000	3,009,726
Globaldrive (Netherlands),
Series 2011-AA, Class A
0.868%(c)	04/20/19		EUR	267	366,185
Motor PLC (United Kingdom),
Series 2014-1A, Class A1, 144A
0.645%(c)	08/25/21			2,365	2,367,580
Nelnet Student Loan Trust,
Series 2008-4, Class A2
0.938%(c)	07/25/18			9	8,592
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.688%(c)	10/26/20			123	122,719

					5,874,802

Residential Mortgage-Backed Securities
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A2
0.345%(c)	07/25/36			250	243,884

TOTAL ASSET-BACKED SECURITIES (cost $22,204,611)					22,293,974

BANK LOANS(c)
Auto Components Exide Technologies,
Term Loan Advance
9.000%	10/09/14	(g)		324	325,974

Commercial Services & Supplies
RR Donnelley & Sons Co.,
Term Loan
9.750%	12/31/16			402	286,475

Diversified Financial Services
J.G. Wentworth,
Term Loan
7.000%	02/08/19			195	195,190

Energy Equipment & Services
Energy Future Intermediate Holding Co. LLC,
Term Loan
4.250%	04/28/16			350	352,125

Transportation
Overseas Shipholding,
Revolving Credit Loan(d)
— %(p)	12/31/14			450	468,769

TOTAL BANK LOANS (cost $1,563,870)					1,628,533

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CERTIFICATES OF DEPOSIT — 0.1%
Banco Bilbao Vizcaya Argentaria (Spain)
0.976%(c)	10/23/15		2,000	$1,999,476
1.075%(c)	05/16/16		750	749,710
Credit Suisse (Switzerland)
0.547%(c)	08/24/15		2,800	2,798,393
Intesa Sanpaolo SpA (Italy)
1.608%(c)	04/11/16		2,000	2,018,578

TOTAL CERTIFICATES OF DEPOSIT (cost $7,549,825)				7,566,157

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Banc of America Re-REMICS Trust,
Series 2009-UB1, Class A4A, 144A
5.611%(c)	06/24/50		238	258,026
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class A, 144A
0.900%(c)	06/15/33		600	601,289
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37		800	828,804
Series 2010-C1, Class A1, 144A
3.156%	07/10/46		88	89,874
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40		76	83,114
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39		892	952,049
Series 2010-UD1, Class A, 144A
5.758%(c)	12/16/49		971	1,029,578
Epic Opera Arlington Ltd. (Ireland),
Series ARL2, Class A
0.778%(c)	07/28/16	GBP	586	1,001,097
Extended Stay America Trust,
Series 2013-ESFL, Class A1FL, 144A
0.968%(c)	12/05/31		798	797,850
Fannie Mae-Aces,
Series 2010-M7, Class FA
0.779%(c)	11/25/20		1,026	1,036,227
GS Mortgage Securities Corp. II Trust,
Series 2012-GCJ9, Class XA, IO
2.389%(c)	11/10/45		1,372	175,097
Hercules Eclipse PLC (United Kingdom),
Series 2006-4, Class A
0.755%(c)	10/25/18	GBP	281	470,538
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		1,200	1,293,061
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.007%(c)	12/16/49		100	107,347
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		600	643,214
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C14, Class A4
5.088%(c)	08/15/41		31	30,823
Series 2007-C32, Class A2
5.932%(c)	06/15/49		234	237,965

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,408,976)				$9,635,953

CONVERTIBLE BONDS — 0.3%
Airlines — 0.1%
JetBlue Airways Corp.,
Sr. Unsec’d. Notes(u)
6.750%	10/15/39		700	1,561,000
Lufthansa Malta Blues LP (Germany),
Gtd. Notes, 144A
0.750%	04/05/17	EUR	350	799,589

				2,360,589

Automobiles — 0.1%
Volkswagen International Finance NV (Germany),
Gtd. Notes, 144A
5.500%	11/09/15	EUR	1,500	2,400,041

Biotechnology
Acorda Therapeutics, Inc.,
Sr. Unsec’d. Notes
1.750%	06/15/21		100	103,687
ARIAD Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/19		200	194,750
Spectrum Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes, 144A
2.750%	12/15/18		125	130,234

				428,671

Construction & Engineering
Layne Christensen Co.,
Sr. Unsec’d. Notes, 144A
4.250%	11/15/18		150	135,750

Consumer Finance
Encore Capital Group, Inc.,
Gtd. Notes, 144A
3.000%	07/01/20		175	203,766
Ezcorp, Inc.,
Sr. Unsec’d. Notes, 144A
2.125%	06/15/19		225	221,625

				425,391

Diversified Consumer Services
Carriage Services, Inc.,
Sub. Notes, 144A
2.750%	03/15/21		500	520,000

Diversified Financial Services
Gain Capital Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	12/01/18		275	269,844

Diversified Telecommunication Services
Axtel SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
8.000%	01/31/20	MXN	2,311	293,969
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes, 144A
— %(p)	07/01/19		125	128,984

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
Diversified Telecommunication Services (continued)
Powerwave Technologies, Inc.,
Sub. Notes(d)
3.875%	10/01/27	450	$45

			422,998

Electric Utilities
NRG Yield, Inc.,
Gtd. Notes, 144A
3.500%	02/01/19	925	1,097,859

Energy Equipment & Services
Polarcus Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.875%	04/27/16	100	96,600

Health Care Equipment & Supplies
Accuray, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/18	400	708,250
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A(d)
6.250%	12/15/16	450	563

			708,813

Health Care Providers & Services
Healthways, Inc.,
Sr. Unsec’d. Notes
1.500%	07/01/18	275	301,125

Household Durables
M/I Homes, Inc.,
Gtd. Notes
3.000%	03/01/18	225	245,391

Independent Power & Renewable Electricity Producers
Amyris, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/19	650	647,563

Insurance — 0.1%
American Equity Investment Life Holding Co.,
Sr. Unsec’d. Notes, 144A(u)
5.250%	12/06/29	550	1,420,719
Meadowbrook Insurance Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/15/20	325	344,094
Radian Group, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/19	100	149,875
Tower Group International Ltd.,
Sr. Unsec’d. Notes
5.000%	09/15/14	900	776,250

			2,690,938

Internet Software & Services
Blucora, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	04/01/19	200	219,125
j2 Global, Inc.,
Sr. Unsec’d. Notes
3.250%	06/15/29	275	278,953

			498,078

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
IT Services
ModusLink Global Solutions, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	03/01/19		625	$580,859

Leisure Products
JAKKS Pacific, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	08/01/18		700	750,313
4.875%	06/01/20		575	560,266
SouthPeak Interactive Corp.,
Notes(d)
24.000%	12/31/14	(g)	500	47,902

				1,358,481

Life Sciences Tools & Services
Albany Molecular Research, Inc.,
Sr. Unsec’d. Notes, 144A
2.250%	11/15/18		125	179,219

Metals & Mining
USEC, Inc.,
Sr. Unsec’d. Notes(d)
3.000%	10/01/14		1,200	306,000

Oil, Gas & Consumable Fuels
Alpha Natural Resources, Inc.,
Gtd. Notes
3.750%	12/15/17		100	86,375
4.875%	12/15/20		200	154,875
Emerald Oil, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	04/01/19		325	356,281
Renewable Energy Group, Inc.,
Sr. Unsec’d. Notes
2.750%	06/15/19		400	441,250

				1,038,781

Personal Products
Herbalife Ltd.,
Sr. Unsec’d. Notes, 144A
2.000%	08/15/19		550	511,500

Real Estate Investment Trusts (REITs)
American Realty Capital Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	08/01/18		750	761,719
NorthStar Realty Finance LP,
Gtd. Notes, 144A
5.375%	06/15/33		100	182,000
Resource Capital Corp.,
Sr. Unsec’d. Notes
6.000%	12/01/18		125	126,016
Spirit Realty Capital, Inc.,
Sr. Unsec’d. Notes
2.875%	05/15/19		175	175,000
3.750%	05/15/21		100	100,438
ZAIS Financial Corp.,
Sr. Unsec’d. Notes, 144A
8.000%	11/15/16		300	306,188

				1,651,361

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
Semiconductors & Semiconductor Equipment
Rambus, Inc.,
Sr. Unsec’d. Notes, 144A
1.125%	08/15/18			575	$759,719
SunEdison, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	10/01/18			275	468,016
2.750%	01/01/21			125	215,781

					1,443,516

Thrifts & Mortgage Finance
China Linen (China),
Notes(d)
7.500%	11/02/13	(g)		200	—
MGIC Investment Corp.,
Sr. Unsec’d. Notes(u)
2.000%	04/01/20			1,025	1,525,969

					1,525,969

Transportation Infrastructure
Aegean Marine Petroleum Network, Inc. (Greece),
Sr. Unsec’d. Notes
4.000%	11/01/18			100	100,875

TOTAL CONVERTIBLE BONDS (cost $20,039,992)					21,946,212

CORPORATE BONDS — 2.8%
Airlines
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19			100	101,625
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	03/15/16			1,025	1,064,719

					1,166,344

Auto Components
Exide Technologies,
Sr. Sec’d. Notes(d)
8.625%	02/01/18			1,150	690,000
IDQ Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/17			450	496,125

					1,186,125

Automobile Manufacturers
Fiat Finance & Trade SA (Italy),
Gtd. Notes, MTN
6.125%	07/08/14		EUR	400	547,994
7.625%	09/15/14		EUR	100	138,466

					686,460

Banks — 0.5%
Achmea Bank NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A
3.200%	11/03/14			244	246,325
Gov’t. Liquid Gtd. Notes, RegS
3.200%	11/03/14			113	114,077
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
1.000%	10/06/16			2,900	2,920,242

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Banca Carige SpA (Italy),
Covered Bonds, MTN
3.750%	11/25/16		EUR	600	$864,590
Banco Popolare SC (Italy),
Covered Bonds
3.250%	09/30/16		EUR	500	705,128
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.625%	02/13/17			300	319,125
Sr. Unsec’d. Notes, RegS
4.625%	02/13/17			200	212,750
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
0.674%(c)	07/22/14		EUR	500	684,834
Bankia SA (Spain),
Covered Bonds
3.500%	12/14/15		EUR	800	1,138,200
Sr. Unsec’d. Notes
0.532%(c)	01/25/16		EUR	100	134,938
Sr. Unsec’d. Notes, MTN
3.500%	01/17/19		EUR	100	145,514
BNP Paribas SA (France),
Gtd. Notes
0.533%(c)	11/07/15			1,400	1,399,625
BPCE SA (France),
Bank Gtd. Notes
0.795%(c)	11/18/16			800	801,868
Gtd. Notes, MTN
0.861%(c)	06/17/17			1,600	1,599,520
BPE Financiaciones SA (Spain),
Bank Gtd. Notes
2.875%	05/19/16		EUR	400	561,079
Bank Gtd. Notes, MTN
2.500%	02/01/17		EUR	200	279,315
Citigroup, Inc.,
Sr. Unsec’d. Notes, MTN
0.748%(c)	05/01/17			2,000	1,998,316
5.500%	10/15/14			94	95,357
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Sr. Unsec’d. Notes
0.556%(c)	04/28/17			1,900	1,901,712
Sr. Unsec’d. Notes, MTN
4.000%	09/10/15		GBP	890	1,573,478
Depfa ACS Bank (Ireland),
Covered Bonds, RegS
4.375%	01/15/15		EUR	1,100	1,536,620
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
0.618%(c)	11/07/16			2,000	2,006,068
DnB Boligkreditt A/S (Norway),
Covered Bonds, 144A
2.100%	10/14/16	(g)		1,500	1,531,200
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
2.375%	05/25/16			1,100	1,100,000
3.000%	11/17/14			600	603,660
Sr. Unsec’d. Notes, MTN
2.875%	11/16/16		CHF	200	228,575

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Eurofima (Supranational Bank),
Sr. Unsec’d. Notes, MTN
6.250%	12/28/18		AUD	800	$838,495
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	12/21/23		AUD	800	507,953
HSH Nordbank Finance Guernsey Ltd. (Germany),
Bank Gtd. Notes, MTN
0.662%(c)	12/21/15		EUR	1,100	1,512,120
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16			1,100	1,131,306
Intesa Sanpaolo SpA (Italy),
Bank Gtd. Notes
3.125%	01/15/16			200	205,581
JPMorgan Chase & Co.,
Unsec’d. Notes, MTN
0.779%(c)	04/25/18			3,200	3,199,990
Kreditanstalt Fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, MTN
6.000%	08/20/20		AUD	2,400	2,539,506
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes, MTN
5.500%	03/09/20		AUD	1,000	1,031,189
Lloyds Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49	(g)		200	290,000
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes
3.548%(c)	10/27/14		AUD	1,000	940,424
Skandinaviska Enskilda Banken AB (Sweden),
Covered Bonds
3.000%	06/20/18		SEK	2,000	318,358
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/19			1,000	1,000,849
Gov’t. Liquid Gtd. Notes, 144A
3.585%	08/14/14			400	401,545

					38,619,432

Beverages
Beam Suntory, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/22			200	197,721
3.250%	06/15/23			100	98,349

					296,070

Building Products
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22			1,390	1,634,987
Sr. Sec’d. Notes, RegS
9.375%	10/12/22			320	374,800

					2,009,787

Chemicals — 0.1%
Alpek SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.500%	11/20/22			1,372	1,378,174

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Chemicals (continued)
Braskem Finance Ltd. (Brazil),
Gtd. Notes, RegS
7.000%	05/07/20		109	$122,489
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
4.875%	09/19/22	(a)	754	784,160
Gtd. Notes, RegS
4.875%	09/19/22		266	276,640
Momentive Performance Materials, Inc.,
Sec’d. Notes
9.000%	01/15/21		650	539,500
Sr. Sec’d. Notes
8.875%	10/15/20		950	1,014,125
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
5.625%	04/25/24		1,000	1,048,750

				5,163,838

Commercial Services & Supplies
Cenveo Corp.,
Sec’d. Notes
8.875%	02/01/18		300	314,931
Sec’d. Notes, 144A
8.500%	09/15/22		125	124,063
Sr. Sec’d. Notes, 144A
6.000%	08/01/19		200	200,000
Education Management LLC/Education Management Finance Corp.,
Gtd. Notes
16.000%	07/01/18		750	374,750
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	06/15/22		100	101,250
Mersin Uluslararasi Liman Isletmeciligi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
5.875%	08/12/20		550	581,295
Quad/Graphics, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/22		300	300,000
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22		100	99,000

				2,095,289

Construction & Engineering — 0.1%
Andrade Gutierrez International SA (Brazil),
Gtd. Notes, 144A
4.000%	04/30/18		1,210	1,203,950
Empresas ICA SAB de CV (Mexico),
Gtd. Notes, 144A
8.875%	05/29/24	(a)	1,908	1,961,424
OAS Investments GmbH (Brazil),
Gtd. Notes, 144A
8.250%	10/19/19		750	776,250

				3,941,624

Construction Materials — 0.1%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, RegS
9.000%	01/11/18		2,479	2,664,925

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Construction Materials (continued)
Rearden G Holdings EINS GmbH (Brazil),
Gtd. Notes, 144A
7.875%	03/30/20		440	$465,300
Gtd. Notes, RegS
7.875%	03/30/20		109	115,267
Texas Industries, Inc.,
Gtd. Notes
9.250%	08/15/20		600	679,500

				3,924,992

Consumer Finance — 0.1%
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17		800	809,000
4.625%	06/26/15		2,400	2,478,000

				3,287,000

Containers & Packaging
Ardagh Packaging Finance PLC (Ireland),
Sr. Sec’d. Notes, 144A
7.375%	10/15/17		250	263,825
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21		100	99,875
Sr. Sec’d. Notes, 144A
7.375%	10/15/17		150	158,295

				521,995

Distributors
Global Partners LP/GLP Finance Corp.,
Gtd. Notes, 144A
6.250%	07/15/22		100	100,000

Diversified Financial Services — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes, 144A
3.750%	05/15/19		100	100,750
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.250%	03/23/22	AUD	1,100	1,120,437
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.250%	03/25/24		200	208,700
6.875%	03/25/44		200	218,000
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes
7.250%	02/01/18		500	595,037
BNP Paribas Home Loan SFH (France),
Covered Bonds, 144A
2.200%	11/02/15		2,500	2,553,475
BPA Laboratories, Inc.,
Sr. Sec’d. Notes, 144A(u)
12.250%	04/01/17(g)		625	675,000
CFG Holdings Ltd./CFG Finance LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A
11.500%	11/15/19		703	762,755
Cogent Communications Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/21		100	99,250

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Credit Agricole Home Loan SFH (France),
Covered Bonds, 144A
0.992%(c)	07/21/14		1,400	$1,400,256
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
6.125%	01/23/17	AUD	500	508,233
General Electric Capital Australia Funding Pty Ltd.,
Gtd. Notes, MTN
4.500%	01/30/18	AUD	1,900	1,836,079
Global Investments Group Finance Ltd. (Israel),
Gtd. Notes, 144A
11.000%	09/24/17		200	202,500
GMAC International Finance BV,
Gtd. Notes
7.500%	04/21/15	EUR	400	574,936
Highclere Holdings Ltd. (Cayman Islands),
Sr. Sec’d. Notes
0.515%(s)	02/26/15		203	187,293
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	09/01/14		300	302,250
Sr. Unsec’d. Notes
5.750%	05/15/16		600	642,750
Jasper Explorer PLC (Cyprus),
Sr. Sec’d. Notes, 144A
13.500%	05/27/16		700	623,000
Kistefos A/S (Norway),
Sr. Unsec’d. Notes
11.240%(c)	07/03/15	NOK	7,500	1,289,973
Lehman Holdings, Inc.,
Notes(d)
5.625%	01/24/13		2,700	523,125
National Money Mart Co.,
Gtd. Notes
10.375%	12/15/16		1,325	1,396,219
Nuveen Investments, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	10/15/20		500	592,500
OAS Finance Ltd. (Brazil),
Gtd. Notes, 144A
8.000%	07/02/21		480	484,800
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A
4.375%	04/25/25		380	375,250
5.250%	06/27/29		2,215	2,205,033
Roust Trading Ltd. (Bermuda),
Sr. Sec’d. Notes
11.000%	05/31/16		83	70,937
Vesey Street Investment Trust I,
Gtd. Notes
4.404%	09/01/16		100	106,688

				19,655,226

Diversified Telecommunication Services — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
0.654%(c)	03/30/17		2,000	2,003,804

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Axtel SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
8.000%	01/31/20	(a)	2,387	$2,428,773
BellSouth Corp.,
Gtd. Notes, 144A
4.020%	04/26/21	(g)	1,900	1,954,673
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.350%	05/20/24		370	383,893
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%	07/01/18		875	960,313
Indosat Palapa Co. BV (Indonesia),
Gtd. Notes, 144A
7.375%	07/29/20		823	891,967
Oi SA (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	02/10/22		383	382,234
Sr. Unsec’d. Notes, RegS
5.750%	02/10/22		436	435,128
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A
4.750%	02/16/21		256	278,144
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes(u)
4.875%	02/15/22		1,250	1,178,125

				10,897,054

Electric Utilities — 0.1%
AES Gener SA (Chile),
Sr. Unsec’d. Notes, 144A
5.250%	08/15/21		556	592,711
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes, RegS
5.750%	10/27/21		658	675,029
Colbun SA (Chile),
Sr. Unsec’d. Notes, RegS
6.000%	01/21/20	(a)	856	950,012
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		580	619,150
Electricite de France (France),
Sr. Unsec’d. Notes, 144A
0.688%(c)	01/20/17		400	401,622
1.150%	01/20/17		100	100,021
Empresa Nacional de Electricidad SA (Chile),
Sr. Unsec’d. Notes
4.250%	04/15/24		320	321,780
Empresas Publicas de Medellin ESP (Colombia),
Sr. Unsec’d. Notes, RegS
7.625%	07/29/19		400	479,000
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21	(a)	940	987,000
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
3.125%	05/22/23		600	584,002

				5,710,327

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Energy Equipment & Services
Energy Future Intermediate Holding Co. LLC, Escrow Shares,
Notes(d)
— %	N/A		1,875	$178,125
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		100	100,000

				278,125

Food & Staples Retailing
C&S Group Enterprises LLC,
Sr. Sec’d. Notes, 144A
5.375%	07/15/22		125	125,625

Food Products — 0.1%
Alicorp SA (Peru),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/23		630	609,525
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	05/22/24		556	547,660
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.250%	04/03/24		630	652,050
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A
5.875%	07/15/24		275	274,313
Marfrig Holding Europe BV (Brazil),
Gtd. Notes, 144A
6.875%	06/24/19		690	697,935
Gtd. Notes, RegS
8.375%	05/09/18		880	935,836
Marfrig Overseas Ltd. (Brazil),
Gtd. Notes, 144A
9.500%	05/04/20		390	419,250
US Foods, Inc.,
Gtd. Notes
8.500%	06/30/19		321	343,631
Virgolino de Oliveira Finance SA (Brazil),
Sr. Sec’d. Notes, 144A
10.875%	01/13/20		1,190	1,178,100
Sr. Unsec’d. Notes, RegS
10.500%	01/28/18	(a)	200	160,000

				5,818,300

Health Care Equipment & Supplies
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22		175	173,687

Health Care Providers & Services
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22		100	100,875
Gentiva Health Services, Inc.,
Gtd. Notes
11.500%	09/01/18		975	1,040,813
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19		1,100	1,109,625
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
5.000%	03/01/19	100	$101,375

			2,352,688

Hotels, Restaurants & Leisure
Gibson Brands Escrow Corp.,
Sr. Sec’d. Notes, 144A
8.875%	08/01/18	325	334,344
Scientific Games International, Inc.,
Gtd. Notes, 144A
6.625%	05/15/21	850	841,500

			1,175,844

Household Durables
Weyerhaeuser Real Estate Co.,
Sr. Unsec’d. Notes, 144A
4.375%	06/15/19	100	100,250
5.875%	06/15/24	100	102,875

			203,125

Household Products
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	575	596,563

Insurance
ING Capital Funding Trust III (Netherlands),
Bank Gtd. Notes
3.847%(c)	12/29/49	475	475,000
MBIA Insurance Corp.,
Sub. Notes, 144A
11.504%(c)	01/15/33	325	253,500
Radian Group, Inc.,
Sr. Unsec’d. Notes
5.500%	06/01/19	200	204,250

			932,750

Leisure Products
Pegasus Solutions, Inc.,
Sr. Sec’d. Notes, PIK, 144A(u)
13.000%	08/15/14	544	511,317

Machinery
Tempel Steel Co.,
Sr. Sec’d. Notes, 144A
12.000%	08/15/16	700	693,000

Media
Baker & Taylor Acquisitions Corp.,
Sec’d. Notes, 144A
15.000%	04/01/17	350	329,000
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
5.250%	06/01/24	175	172,156
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.000%	07/18/20	640	705,600
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes, 144A
10.250%	07/15/19	100	112,375

			1,319,131

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media & Entertainment
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		100	$100,750

Metals & Mining — 0.3%
AngloGold Ashanti Holdings PLC (South Africa),
Gtd. Notes
8.500%	07/30/20	(a)	685	767,200
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.250%	02/25/15		100	101,625
4.250%	08/05/15		200	205,250
9.500%	02/15/15		100	104,875
Compass Minerals International, Inc.,
Gtd. Notes, 144A
4.875%	07/15/24		100	100,000
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.000%	07/17/22		2,309	2,236,232
Sr. Unsec’d. Notes, RegS
3.000%	07/17/22		736	712,805
CSN Resources SA (Brazil),
Gtd. Notes, RegS
6.500%	07/21/20	(a)	1,251	1,294,785
Edgen Murray Corp.,
Sr. Sec’d. Notes, 144A
8.750%	11/01/20		343	391,877
Evraz Group SA (Russia),
Sr. Unsec’d. Notes, 144A
6.500%	04/22/20		1,570	1,464,025
Sr. Unsec’d. Notes, RegS
6.750%	04/27/18		1,140	1,124,325
Gerdau Trade, Inc. (Brazil),
Gtd. Notes, 144A
4.750%	04/15/23		640	632,800
GTL Trade Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	04/16/44		400	420,400
Jaguar Mining, Inc. Escrow Shares,
Notes(u)
— %	N/A	(g)	500	—
Northland Resources AB (Sweden),
Sec’d. Notes, PIK, 144A
4.000%	10/15/20		102	3,553
Samarco Mineracao SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.125%	11/01/22		1,352	1,281,020
Severstal OAO Via Steel Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.450%	03/19/18		600	592,524
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.250%	11/08/42		322	296,033
6.750%	04/16/40	(a)	2,542	2,763,932
7.500%	07/27/35		100	116,413
TMK OAO Via TMK Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.750%	04/03/20		700	682,500

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	(a)		1,220	$1,252,574
6.875%	11/21/36			3,484	3,856,927
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes, 144A
6.000%	01/31/19			740	765,012
9.500%	07/18/18			970	1,117,925
Sr. Unsec’d. Notes, RegS
6.750%	06/07/16			884	934,830
9.500%	07/18/18			899	1,036,097

					24,255,539

Oil, Gas & Consumable Fuels — 0.8%
Athlon Holdings LP/Athlon Finance Corp.,
Gtd. Notes, 144A
6.000%	05/01/22			100	103,500
ATP Oil & Gas Corp.,
Sec’d. Notes(d)
11.875%	05/01/15			425	6,375
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21			100	100,625
BG Energy Capital PLC (United Kingdom),
Gtd. Notes
6.500%(c)	11/30/72		GBP	100	186,542
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp.,
Sec’d. Notes(u)
13.750%	12/01/15			600	594,000
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
0.609%(c)	03/30/16			400	400,867
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23			1,100	1,153,981
Gtd. Notes, RegS
4.500%	10/03/23			650	681,898
CNOOC Finance 2012 Ltd. (China),
Gtd. Notes, 144A
3.875%	05/02/22			1,100	1,121,697
Copano Energy LLC/Copano Energy Finance Corp.,
Gtd. Notes
7.125%	04/01/21			78	88,393
Dolphin Energy Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, RegS
5.500%	12/15/21			1,111	1,262,374
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45			440	455,083
EDC Finance Ltd. (Russia),
Gtd. Notes, 144A
4.875%	04/17/20	(a)		1,810	1,769,275
Energy XXI Gulf Coast, Inc.,
Gtd. Notes, 144A
6.875%	03/15/24			225	229,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
EOAL Cyprus Holdings Ltd. (Norway),
Sec’d. Notes(d)
20.000%	06/22/14	30	$152
20.000%	06/22/14	30	298
Sr. Sec’d. Notes(d)
15.000%	07/15/14	513	5
20.000%	06/22/13	20	293
EPL Oil & Gas, Inc.,
Gtd. Notes
8.250%	02/15/18	425	454,750
Forest Oil Corp.,
Gtd. Notes
7.250%	06/15/19	859	850,410
7.500%	09/15/20	400	396,000
Gas Natural de Lima y Callao SA (Peru),
Sr. Unsec’d. Notes, 144A
4.375%	04/01/23	650	630,500
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
9.250%	04/23/19	2,100	2,548,875
GeoPark Latin America Ltd. Agencia en Chile (Chile),
Sr. Sec’d. Notes, 144A
7.500%	02/11/20	890	963,425
Golden Close Maritime Corp. Ltd. (Bermuda),
Sr. Sec’d. Notes, MTN
11.000%	12/09/15	228	238,533
Green Field Energy Services, Inc.,
Sec’d. Notes, 144A(d)
13.000%	11/15/16	200	26,000
13.250%	11/15/16	5	650
Ithaca Energy, Inc. (United Kingdom),
Gtd. Notes, 144A
8.125%	07/01/19	175	176,094
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
7.000%	05/05/20	2,666	3,032,575
Legacy Reserves LP/Legacy Reserves Finance Corp.,
Gtd. Notes, 144A
6.625%	12/01/21	100	101,500
Lonestar Resources America, Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	04/15/19	300	303,000
Lukoil International Finance BV (Russia),
Gtd. Notes, RegS
6.656%	06/07/22	1,919	2,137,286
Norshore Atlantic BV (Netherlands),
Sr. Sec’d. Notes, 144A
12.000%	12/21/18	400	419,000
Novatek OAO via Novatek Finance Ltd. (Russia),
Sr. Unsec’d. Notes, 144A
4.422%	12/13/22	200	185,750
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.625%	10/01/23	371	394,942
Offshore Drilling Holding SA (Mexico),
Sr. Sec’d. Notes, 144A
8.375%	09/20/20	1,150	1,273,625

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Oleoducto Central SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.000%	05/07/21		610	$610,000
Pacific Rubiales Energy Corp. (Colombia),
Gtd. Notes, 144A
5.125%	03/28/23		1,860	1,846,050
5.375%	01/26/19		1,020	1,063,350
Gtd. Notes, RegS
5.375%	01/26/19		1,411	1,470,967
Sr. Unsec’d. Notes
7.250%	12/12/21		976	1,083,360
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23		600	566,250
Sr. Unsec’d. Notes, RegS
6.000%	05/03/42		1,862	1,740,970
Petrobras Global Finance BV (Brazil),
Gtd. Notes
2.594%(c)	03/17/17		1,800	1,821,420
3.112%(c)	03/17/20		1,000	1,027,450
3.250%	03/17/17		800	820,232
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21	(a)	1,004	1,046,399
6.750%	01/27/41		1,471	1,515,130
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		3,886	4,203,875
5.500%	06/27/44		1,247	1,298,127
6.500%	06/02/41	(a)	3,289	3,823,463
Gtd. Notes, 144A
6.375%	01/23/45		3,196	3,711,355
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19		970	1,219,775
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, RegS
5.250%	08/12/19		691	785,014
Plains Exploration & Production Co.,
Gtd. Notes
6.875%	02/15/23		775	906,750
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
6.750%	02/01/21		650	669,565
Ras Laffan Liquefied Natural Gas Co Ltd. III (Qatar),
Sr. Sec’d. Notes, RegS
6.750%	09/30/19		434	522,970
Reliance Holdings USA, Inc. (India),
Gtd. Notes, RegS
5.400%	02/14/22		1,074	1,159,661
Rosneft Finance SA (Russia),
Gtd. Notes, RegS
6.625%	03/20/17		100	109,500
7.875%	03/13/18		2,215	2,527,869
Scorpio Tankers, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/01/19		325	343,346

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Sibur Securities Ltd. (Russia),
Gtd. Notes, 144A
3.914%	01/31/18		1,350	$1,299,375
Transportadora de Gas del Peru SA (Peru),
Sr. Unsec’d. Notes, 144A
4.250%	04/30/28		1,120	1,055,600
Sr. Unsec’d. Notes, RegS
4.250%	04/30/28		320	301,600
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.700%	03/20/22		1,114	1,197,550

				62,034,746

Paper & Forest Products
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.750%	01/11/22		596	615,998
Fibria Overseas Finance Ltd. (Brazil),
Gtd. Notes
5.250%	05/12/24		200	199,000
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
4.500%	04/25/22		874	881,488
Unsec’d. Notes, 144A
4.375%	05/15/23	(a)	680	675,696
Suzano Trading Ltd. (Brazil),
Gtd. Notes, 144A
5.875%	01/23/21		200	208,000

				2,580,182

Pharmaceuticals
Endo Finance LLC & Endo Finco, Inc.,
Gtd. Notes, 144A
5.375%	01/15/23		125	124,687
Hypermarcas SA (Brazil),
Sr. Unsec’d. Notes, 144A
6.500%	04/20/21		583	634,013
Sr. Unsec’d. Notes, RegS
6.500%	04/20/21		204	221,850

				980,550

Real Estate Management & Development
Agile Property Holdings Ltd. (China),
Gtd. Notes, RegS
8.875%	04/28/17		110	114,532

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	07/01/24		100	102,125

Software
Boxer Parent Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.000%	10/15/19		250	243,750

Specialty Retail
Arcos Dorados Holdings, Inc. (Argentina),
Gtd. Notes, 144A
6.625%	09/27/23		620	651,000

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Specialty Retail (continued)
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
5.000%	06/01/22		100	$100,000
Landry’s, Inc.,
Sr. Unsec’d. Notes, 144A(u)
9.375%	05/01/20		805	885,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24		125	126,563

				1,763,063

Technology Hardware, Storage & Peripherals
Seagate HDD Cayman,
Gtd. Notes, 144A
4.750%	01/01/25		575	570,687

Textiles, Apparel & Luxury Goods
Empire Today LLC/Empire Today Finance Corp.,
Sr. Sec’d. Notes, 144A(u)
11.375%	02/01/17		375	386,250

Thrifts & Mortgage Finance — 0.1%
Cie de Financement Foncier SA (France),
Covered Bonds, 144A
2.500%	09/16/15		900	921,086
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	01/01/15	DKK	3,300	611,145
Stadshypotek AB (Sweden),
Covered Bonds
3.000%	03/21/18	SEK	2,000	317,480
Covered Bonds, MTN
4.250%	10/10/17	AUD	900	863,995
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
4.000%	03/21/18	SEK	2,000	329,431
Swedbank Hypotek AB (Sweden),
Covered Bonds
3.750%	12/20/17	SEK	2,200	357,825
Washington Mutual Bank,
Sr. Unsec’d. Notes(d)
1.260%	05/01/14		2,250	610,313

				4,011,275

Trading Companies & Distributors
Gates Global LLC/Gates Global Co.,
Sr. Unsec’d. Notes, 144A
6.000%	07/15/22		100	100,000

Transportation Infrastructure
Atlantic Offshore A/S (Norway),
Sr. Sec’d. Notes
11.730%(c)	06/27/15	NOK	1,500	261,051
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20		900	1,037,087
Hellenic Railways Organization SA (Greece),
Gov’t. Gtd. Notes
4.028%	03/17/17	EUR	200	258,305

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Transportation Infrastructure (continued)
Songa Offshore SE (Norway),
Sr. Unsec’d. Notes
7.500%	12/11/18		NOK	2,500	$386,177
12.100%	05/17/18		NOK	1,500	245,156
Western Express, Inc.,
Sr. Sec’d. Notes, 144A
12.500%	04/15/15			225	182,250

					2,370,026

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.125%	07/16/22			995	979,080
ENTEL Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.875%	10/30/24			640	666,458
Interactive Network, Inc./FriendFinder Networks, Inc.,
Sr. Sec’d. Notes
14.000%	12/20/18			88	90,987
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	07/15/22			200	197,500
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
8.375%	08/15/17			2,300	2,685,250
Turk Telekomunikasyon A/S (Turkey),
Sr. Unsec’d. Notes, 144A
3.750%	06/19/19			760	751,184
4.875%	06/19/24			540	523,854
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22			175	191,406
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, 144A
6.493%	02/02/16			707	742,350
VimpelCom Holdings BV (Russia),
Gtd. Notes, RegS
7.504%	03/01/22			2,480	2,675,300
WCP Wireless Site Funding LLC/WCP Wireless Site Re Funding LLC,
Sr. Sec’d. Notes, 144A(u)
6.829%	11/15/40			375	390,741
Wind Acquisition Finance SA (Italy),
Sr. Sec’d. Notes, 144A
4.750%	07/15/20			125	125,938

					10,020,048

TOTAL CORPORATE BONDS
(cost $224,803,349)					223,075,241

FOREIGN GOVERNMENT BONDS — 4.7%
Argentina Boden Bonds (Argentina),
Bonds
7.000%	10/03/15	(a)		3,085	2,983,195
Australia Government (Australia),
Sr. Unsec’d. Notes
5.500%	04/21/23		AUD	300	326,368
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20		EUR	100	153,252

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Autonomous Community of Madrid Spain (Spain),
Sr. Unsub. Notes
4.200%	09/24/14		EUR	1,700	$2,345,046
Brazil Letras do Tesouro Nacional (Brazil),
Bills
10.590%(s)	01/01/17		BRL	10,900	3,743,774
10.960%(s)	07/01/15		BRL	19,200	7,820,887
Brazil Notas do Tesouro Nacional (Brazil),
Notes
9.762%	01/01/23		BRL	2,710	1,098,979
10.000%	01/01/21		BRL	7,450	3,078,611
10.000%	01/01/25		BRL	3,600	1,429,287
Sr. Notes
10.000%	01/01/17		BRL	16,433	7,184,521
Bundesrepublik Deutschland (Germany),
Bonds
1.500%	05/15/23		EUR	500	709,167
2.000%	08/15/23		EUR	500	737,094
2.500%	08/15/46		EUR	700	1,025,989
4.000%	01/04/37		EUR	3,000	5,473,819
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18		EUR	6,800	10,446,339
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes
1.125%	01/30/17			1,400	1,410,850
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24			940	969,140
4.375%	07/12/21	(a)		1,488	1,596,624
5.625%	02/26/44	(a)		2,550	2,856,000
6.125%	01/18/41	(a)		2,073	2,482,417
Costa Rica Government International (Costa Rica),
Sr. Unsec’d. Notes
7.000%	04/04/44			1,040	1,081,600
Croatia Government International (Croatia),
Sr. Unsec’d. Notes
5.500%	04/04/23	(a)		1,450	1,506,188
6.625%	07/14/20	(a)		770	860,475
Sr. Unsec’d. Notes, RegS
5.500%	04/04/23			1,090	1,132,237
Deutsche Bundesrepublik Inflationary Linked Bonds (Germany),
Bonds, TIPS
0.100%	04/15/23		EUR	300	440,855
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, MTN
1.250%	07/31/18		EUR	5,900	8,342,679
France Government Bond OAT (France),
Bonds
1.000%	05/25/18		EUR	20,100	28,224,495
1.000%	11/25/18		EUR	900	1,263,064
3.250%	05/25/45		EUR	1,100	1,673,639
4.000%	10/25/38		EUR	800	1,375,969
4.500%	04/25/41		EUR	3,500	6,523,093
Bonds, TIPS
0.100%	07/25/21		EUR	600	855,953
0.250%	07/25/18		EUR	700	1,036,671
Gabonese Republic (Gabon),
Bonds
6.375%	12/12/24			920	1,004,953

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23			2,486	$2,740,815
Indonesia Government International (Indonesia),
Sr. Unsec’d. Notes
5.875%	01/15/24			3,536	3,902,860
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
4.500%	05/01/23		EUR	2,200	3,464,691
4.500%	03/01/24		EUR	2,900	4,567,450
4.750%	09/15/16		EUR	200	298,070
4.750%	09/01/21		EUR	900	1,450,800
5.500%	09/01/22		EUR	2,200	3,697,795
5.500%	11/01/22		EUR	2,200	3,694,753
Bonds, TIPS
1.700%	09/15/18		EUR	500	730,074
2.100%	09/15/21		EUR	200	319,619
3.100%	09/15/26		EUR	100	166,309
Sr. Unsec’d. Notes
4.750%	09/01/28		EUR	1,100	1,748,959
Sr. Unsec’d. Notes, TIPS
2.250%	04/22/17		EUR	200	285,302
2.550%	10/22/16		EUR	100	142,679
Unsec’d. Notes, TIPS
2.350%	09/15/24		EUR	2,600	3,841,084
Junta de Castilla y Leon (Spain),
Sr. Unsec’d. Notes
6.505%	03/01/19		EUR	1,200	2,001,164
Kenya Government International (Kenya),
Notes
5.875%	06/24/19			910	928,655
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, MTN
6.500%	04/12/21		AUD	500	540,569
Lithuania Government International (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21	(a)		2,280	2,663,952
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22		MXN	72,253	5,919,524
7.500%	06/03/27		MXN	42,000	3,672,451
7.750%	05/29/31		MXN	69,240	6,104,162
7.750%	11/13/42		MXN	20,221	1,765,003
8.000%	12/07/23		MXN	40,000	3,602,081
8.500%	11/18/38		MXN	32,916	3,092,246
10.000%	12/05/24		MXN	15,500	1,595,315
Sr. Unsec’d. Notes
7.750%	11/23/34		MXN	7,000	619,784
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
3.560%(c)	01/30/20		MXN	13,700	1,069,543
3.990%(c)	01/04/18		MXN	16,400	1,281,601
Mexican Udibonos (Mexico),
Bonds, TIPS
4.000%	11/08/46		MXN	300	134,335
Mexico Government International (Mexico),
Sr. Unsec’d. Notes
5.550%	01/21/45	(a)		2,100	2,388,750

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.500%	11/20/35	AUD	200	$249,343
2.750%	11/20/25	AUD	1,000	1,284,168
3.750%	11/20/20	AUD	100	124,947
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	3,500	2,970,161
3.000%	09/20/30(g)	NZD	100	90,904
5.000%	03/15/19	NZD	2,600	2,363,229
5.500%	04/15/23	NZD	1,600	1,509,489
6.000%	12/15/17	NZD	1,200	1,118,070
6.000%	05/15/21	NZD	900	867,692
Nigeria Government International (Nigeria),
Sr. Unsec’d. Notes
6.375%	07/12/23		200	215,750
Sr. Unsec’d. Notes, RegS
5.125%	07/12/18		200	207,300
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.700%	12/18/22	CAD	300	282,110
Province of Ontario (Canada),
Debs
6.200%	06/02/31	CAD	100	124,769
Sr. Unsec’d. Notes
2.450%	06/29/22		300	292,929
Unsec’d. Notes
3.150%	06/02/22	CAD	1,500	1,446,399
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	226,214
Debs
6.000%	10/01/29	CAD	300	363,042
Notes
4.250%	12/01/21	CAD	600	621,946
Unsec’d. Notes
3.000%	09/01/23	CAD	700	656,952
3.500%	12/01/22	CAD	900	884,447
5.000%	12/01/38	CAD	300	335,158
Republic of Azerbaijan International (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		900	927,000
Republic of Ecuador (Ecuador),
Sr. Unsec’d. Notes
7.950%	06/20/24		1,275	1,317,713
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
3.750%	04/25/22		4,360	4,234,650
5.250%	01/17/42		6,134	5,827,300
Republic of Italy (Italy),
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28	GBP	1,500	2,925,786
Republic of Paraguay (Paraguay),
Sr. Unsec’d. Notes, RegS
4.625%	01/25/23		200	203,200
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50(a)		3,172	3,551,054
6.550%	03/14/37		4,000	5,026,000
7.125%	03/30/19(a)		782	952,085

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Republic of Poland (Poland),
Sr. Unsec’d. Notes
5.000%	03/23/22		4,823	$5,360,765
Republic of Turkey (Turkey),
Bonds
5.750%	03/22/24		640	699,200
Sr. Unsec’d. Notes
5.625%	03/30/21		450	490,500
6.250%	09/26/22		5,093	5,738,792
6.750%	05/30/40		1,829	2,134,077
7.500%	07/14/17		5,207	5,924,650
Romanian Government International (Romania),
Sr. Unsec’d. Notes
4.875%	01/22/24		480	510,600
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
4.875%	09/16/23(a)		1,600	1,652,000
5.625%	04/04/42		2,600	2,710,500
Sr. Unsec’d. Notes, RegS
7.500%	03/31/30		8,241	9,543,711
Slovenia Government International (Slovenia),
Bonds
4.125%	02/18/19		700	737,415
Sr. Unsec’d. Notes
4.700%	11/01/16	EUR	2,400	3,558,066
Unsec’d. Notes
5.250%	02/18/24		1,500	1,612,500
Spain Government (Spain),
Bonds
3.300%	07/30/16	EUR	200	289,361
3.750%	10/31/18	EUR	13,100	19,868,303
3.800%	04/30/24	EUR	900	1,350,567
4.500%	01/31/18	EUR	4,900	7,540,733
5.400%	01/31/23	EUR	7,900	13,287,425
Sr. Unsec’d. Notes
3.800%	01/31/17	EUR	800	1,182,841
4.400%	10/31/23	EUR	2,200	3,459,299
5.500%	07/30/17	EUR	1,600	2,499,422
5.850%	01/31/22	EUR	5,100	8,788,369
Sri Lanka Government International (Sri Lanka),
Sr. Unsec’d. Notes
6.000%	01/14/19		1,730	1,820,825
Sweden Government Bond (Sweden),
Bonds
4.250%	03/12/19	SEK	5,700	981,607
Turkey Government International Bond (Turkey),
Unsec’d. Notes
4.875%	04/16/43		1,590	1,494,600
Ukraine Government International (Ukraine),
Sr. Unsec’d. Notes, RegS
6.750%	11/14/17		1,437	1,370,898
7.750%	09/23/20		582	555,228
7.800%	11/28/22		697	658,665
United Kingdom Gilt (United Kingdom),
Bonds
4.250%	06/07/32	GBP	300	584,983
4.250%	03/07/36	GBP	2,300	4,492,203
4.250%	12/07/40	GBP	600	1,181,866
4.750%	12/07/30	GBP	1,200	2,470,544
Bonds, TIPS

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
1.250%	11/22/17	GBP	200	$490,899
Sr. Unsec’d. Notes
6.000%	12/07/28	GBP	600	1,381,668
Unsec’d. Notes
3.250%	01/22/44	GBP	3,600	5,965,815
4.500%	09/07/34	GBP	500	1,007,958
United Mexican States (Mexico),
Sr. Unsec’d. Notes
6.050%	01/11/40		1,500	1,818,000
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		1,308	1,334,160
Uruguay Government International (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		640	632,000
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes
9.250%	09/15/27		7,129	6,130,940
Sr. Unsec’d. Notes, RegS
5.750%	02/26/16		105	99,435
7.750%	10/13/19		16,958	14,668,670
Vietnam Government International (Vietnam),
Sr. Unsec’d. Notes, RegS
6.750%	01/29/20		380	429,400
Xunta de Galicia (Spain),
Sr. Unsec’d. Notes
5.763%	04/03/17	EUR	1,100	1,695,929

TOTAL FOREIGN GOVERNMENT BONDS
(cost $363,424,555)				373,028,821

MUNICIPAL BOND
California
City of Riverside CA Electric Revenue,
Revenue Bonds, BABs (cost $600,000)
7.455%	10/01/30		600	779,088

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.150%(c)	03/25/58		46	46,037
American Home Mortgage Assets LLC,
Series 2006-1, Class 2A1
0.355%(c)	05/25/46		162	122,175
Banc of America Funding Trust,
Series 2005-7, Class 4A3
5.750%	11/25/35		384	401,335
Series 2006-I, Class 4A1
2.737%(c)	10/20/46		160	119,983
Banc of America Mortgage Trust,
Series 2005-D, Class 2A7
2.862%(c)	05/25/35		436	405,300
Series 2005-H, Class 2A5
2.767%(c)	09/25/35		214	202,833
Bancaja 6 Fondo de Titulizacion de Activos (Spain),
Series 6, Class A2
0.568%(c)	02/20/36	EUR	143	188,847
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37		355	369,553
Series 2011-RR5, Class 12A1, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
5.208%(c)	03/26/37		172	$170,141
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
2.523%(c)	10/25/33		69	70,113
Series 2005-1, Class 2A1
2.768%(c)	03/25/35		40	39,232
Series 2005-8, Class A3, 144A
5.145%(c)	08/25/35		9	8,645
Series 2005-10, Class A2
2.660%(c)	10/25/35		49	48,881
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.613%(c)	12/31/55	EUR	472	634,410
Berica Residential MBS Srl (Italy),
Series 8, Class A
0.616%(c)	03/31/48	EUR	923	1,222,981
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 1A1
6.000%	04/25/37		30	30,875
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-10, Class 22AA
2.845%(c)	09/25/37		201	169,427
Claris ABS (Italy),
Series 2011-1, Class A
0.794%(c)	10/31/60	EUR	1,362	1,804,510
Countrywide Alternative Loan Trust,
Series 2006-OA9, Class 2A1A
0.377%(c)	07/20/46		170	115,620
Series 2007-OA4, Class A1
0.335%(c)	05/25/47		481	420,926
Series 2007-OA6, Class A1B
0.365%(c)	06/25/37		331	294,218
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
2.429%(c)	01/19/34		48	46,190
Series 2004-12, Class 12A1
2.668%(c)	08/25/34		127	111,457
Darrowby No. 2 PLC (United Kingdom),
Series 2012-1, Class A
2.224%(c)	02/20/44	GBP	885	1,542,710
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A
0.427%(c)	12/10/44	EUR	345	454,419
Series 2006-4X, Class A3C
0.683%(c)	12/10/44	GBP	829	1,361,187
Fannie Mae REMICS,
Series 2010-123, Class FK
0.615%(c)	11/25/40		664	667,007
Series 2010-123, Class FL
0.595%(c)	11/25/40		524	525,450
Series 2011-3, Class FA
0.845%(c)	02/25/41		250	253,445
Series 2011-53, Class FT
0.732%(c)	06/25/41		1,343	1,351,759
FDIC Guaranteed Notes Trust,
Series 2010-S2, Class 1A, 144A
0.670%(c)	11/29/37		628	625,917

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.517%(c)	11/15/31		180	$168,146
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 2B2, 144A
2.617%(c)	10/18/54	GBP	900	1,564,560
Freddie Mac REMICS,
Series 3172, Class FK
0.617%(c)	08/15/33		230	231,245
Series 3397, Class FC
0.767%(c)	12/15/37		166	167,285
Series 4263, Class FB
0.555%(c)	11/15/43		822	822,936
Freddie Mac Strips,
Series 278, Class F1
0.617%(c)	09/15/42		542	541,134
Giovecca Mortgages SRL (Italy),
Series 2011-1, Class A
0.928%(c)	04/23/48	EUR	523	705,573
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
1.966%(c)	04/24/47	GBP	632	1,093,006
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.467%(c)	03/20/37		386	386,741
Granite Mortgages PLC (United Kingdom),
Series 2003-3, Class 3A
0.897%(c)	01/20/44	GBP	448	764,634
Series 2004-3, Class 3A2
0.904%(c)	09/20/44	GBP	32	54,594
0.934%(c)	09/20/44	GBP	479	818,911
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.850%(c)	03/25/33		71	70,458
Series 2005-AR1, Class 1A1
2.765%(c)	01/25/35		28	27,942
Series 2005-AR3, Class 6A1
2.870%(c)	05/25/35		242	225,184
Harborview Mortgage Loan Trust,
Series 2005-13, Class 2A11
0.446%(c)	02/19/36		254	198,685
Holmes Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A3, 144A
1.678%(c)	10/15/54	EUR	371	507,865
Impac CMB Trust,
Series 2004-11, Class 2A1
0.825%(c)	03/25/35		243	223,673
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.695%(c)	11/25/35		74	66,676
Indymac Index Mortgage Loan Trust,
Series 2006-AR12, Class A1
0.355%(c)	09/25/46		186	159,976
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
2.756%(c)	08/25/35		61	61,280
Series 2007-A1, Class 1A1
2.774%(c)	07/25/35		75	76,224

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
0.506%(c)	09/21/38		1,501	$1,551,788
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.175%(c)	12/15/49	GBP	487	819,009
Maxis Loans Securitisation (Australia),
Series 2009-1, Class A1
4.808%(c)	09/12/39	AUD	70	66,484
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.609%(c)	10/20/29		19	19,320
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.229%(c)	02/25/33		94	90,211
Series 2005-A10, Class A
0.375%(c)	02/25/36		100	91,655
Morgan Stanley Mortgage Loan Trust,
Series 2005-4, Class 5A3
5.500%	08/25/35		55	55,817
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.619%(c)	10/07/20		205	206,093
Series 2010-R2, Class 2A
0.639%(c)	11/05/20		2,036	2,041,102
Series 2010-R3, Class 1A
0.729%(c)	12/08/20		144	145,335
Series 2010-R3, Class 2A
0.729%(c)	12/08/20		1,294	1,302,450
Series 2011-R1, Class 1A
0.619%(c)	01/08/20		438	440,429
Newgate Funding PLC (United Kingdom),
Series 2007-3X, Class A3
1.525%(c)	12/15/50	GBP	1,100	1,829,379
Series 2007-3X, Class BA
1.757%(c)	12/15/49	GBP	300	459,508
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32		13	13,356
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.685%(c)	12/15/43	GBP	343	546,299
RMAC Securities PLC (United Kingdom),
Series 2006-NS2X, Class A2C
0.413%(c)	06/12/44	EUR	846	1,089,599
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.517%(c)	07/20/33		170	161,592
Series 2007-3, Class 1A1
0.367%(c)	07/20/36		113	108,555
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
5.500%(c)	12/25/34		105	102,912
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.416%(c)	07/19/35		496	471,707
Series 2006-AR6, Class 2A1
0.355%(c)	07/25/46		250	211,323

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#			Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
4.055%(c)	11/07/40	AUD	115		$108,485
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
2.313%(c)	10/25/43		86		84,442
Series 2007-3, Class 2A1
1.416%(c)	06/25/47		84		75,165
Series 2007-3, Class 3A1
5.750%(c)	06/25/47		144		127,568
Series 2007-3, Class 4A1
5.750%(c)	06/25/47		152		149,278
Uropa Securities PLC (United Kingdom),
Series 2007-1, Class A2B
0.477%(c)	10/10/40	EUR	614		823,593
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR5, Class A7
2.454%(c)	06/25/33		66		66,696
Series 2005-AR10, Class 3A1
5.158%(c)	08/25/35		13		12,444
Series 2005-AR14, Class 2A1
2.482%(c)	12/25/35		218		205,027
Series 2006-AR7, Class 3A
2.201%(c)	07/25/46		357		323,622
Series 2006-AR14, Class 1A4
2.065%(c)	11/25/36		430		378,172
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR2, Class 1A1
2.616%(c)	03/25/35		334		337,077
Series 2006-AR6, Class 3A1
2.619%(c)	03/25/36		295		287,723

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $34,325,853)					37,565,526

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Mortgage Corp.
2.500%	10/02/19		900		904,435
Federal National Mortgage Assoc.
2.393%(c)	09/01/19		—	(r)	196
3.000%	04/01/43		2,863		2,831,765
3.500%	TBA		22,000		23,316,564
Small Business Administration Participation Certificates
5.600%	09/01/28		397		439,632

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $27,290,983)					27,492,592

U.S. TREASURY OBLIGATIONS — 2.3%
U.S. Treasury Bond
3.750%	11/15/43(h)		500		540,000
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-07/15/22		47,150		49,778,785
0.125%	01/15/23(h)(k)		15,900		16,272,526
0.375%	07/15/23(k)		12,900		13,394,526
0.500%	04/15/15		3,600		3,994,701
0.625%	07/15/21-02/15/43		7,050		7,131,401

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
0.750%	02/15/42	150	$148,126
1.125%	01/15/21	100	117,379
1.250%	07/15/20	15,500	18,462,561
1.375%	01/15/20-02/15/44	9,200	10,710,299
1.625%	01/15/15	500	630,904
1.750%	01/15/28	3,700	4,819,766
1.875%	07/15/15	100	126,572
2.000%	07/15/14-01/15/26	4,500	5,740,998
2.375%	01/15/25-01/15/27	17,400	25,957,602
2.500%	01/15/29	5,100	7,104,497
2.625%	07/15/17	4,600	5,889,619
3.625%	04/15/28	5,100	10,497,085
3.875%	04/15/29	2,800	5,902,221

TOTAL U.S. TREASURY OBLIGATIONS
(cost $185,207,697)			187,219,568

TOTAL LONG-TERM INVESTMENTS
(cost $5,475,570,943)			6,659,009,047

SHORT-TERM INVESTMENTS — 20.3%	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 14.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,186,419,784; includes $210,315,459 of cash collateral received for securities on loan)(b)(v)(w)(Note 4)	1,186,419,784	1,186,419,784

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 3.9%
U.S. Treasury Bills
0.003%	07/10/14(h)	400	399,998
0.004%	07/10/14	125,000	124,999,295
0.023%	07/17/14-09/18/14(k)	19,660	19,659,161
0.028%	08/21/14(k)	17,200	17,199,702
0.030%	08/14/14-08/21/14(h)(k)	693	692,988
0.038%	10/23/14	3,000	2,999,643
0.040%	12/18/14(h)(k)	740	739,826
0.050%	10/16/14-11/28/14(k)	95,400	95,378,163
0.065%	09/25/14(k)	15,901	15,899,950
0.070%	09/04/14(k)	32,332	32,330,966
0.081%	05/28/15(k)	125	124,894
0.200%	09/18/14(k)	300	299,987

TOTAL U.S. TREASURY OBLIGATIONS (cost $310,720,272)			310,724,573

REPURCHASE AGREEMENTS(m) — 0.9%
Citigroup Global Markets, Inc., 0.140%, dated 06/30/14, due 07/01/14 in the amount of $21,400,083		21,400	21,400,000

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
REPURCHASE AGREEMENTS(m) (continued)
Credit Suisse Securities (USA) LLC, 0.150%, dated 06/30/14, due 07/01/14 in the amount of $19,800,083			19,800	$19,800,000
Morgan Stanley & Co. LLC, 0.150%, dated 06/30/14, due 07/01/14 in the amount of $7,700,032			7,700	7,700,000
Morgan Stanley & Co. LLC, 0.150%, dated 06/30/14, due 07/01/14 in the amount of $24,700,103			24,700	24,700,000

TOTAL REPURCHASE AGREEMENTS (cost $73,600,000)				73,600,000

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.4%
Federal Home Loan Bank
0.055%	07/07/14		6,700	6,699,967
0.058%	07/09/14		8,400	8,399,944
0.077%	09/24/14		300	299,972
0.080%	09/19/14-10/29/14		300	299,958
0.095%	12/17/14		100	99,967
Federal Home Loan Mortgage Corp.
0.130%	06/09/15		200	199,771
0.080%	11/26/14		6,700	6,698,345
0.090%	01/14/15		1,900	1,899,168
Federal National Mortgage Assoc.
0.004%	10/14/14		5,500	5,499,197

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $30,094,708)				30,096,289

FOREIGN TREASURY OBLIGATIONS(n) — 0.2%
Hellenic Republic
1.796%	09/19/14	EUR	900	1,227,265
2.134%	08/18/14	EUR	200	273,221
2.525%	07/18/14	EUR	1,100	1,505,120
Mexico Cetes
3.240%	11/13/14	MXN	380,000	2,896,477
3.600%	08/21/14	MXN	500,000	3,837,939
3.640%	02/05/15	MXN	990,000	7,491,981
Slovenia Ministry of Finance
1.220%	10/16/14	EUR	700	957,070

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $18,222,145)				18,189,073

CERTIFICATES OF DEPOSIT(n) — 0.1%
China Contruction Bank
0.908%	07/28/14(g)		3,800	3,797,441
1.700%	04/16/15		2,000	1,997,164
Itau Unibanco
1.151%	06/04/15		700	699,866

TOTAL CERTIFICATES OF DEPOSIT (cost $6,494,605)				6,494,471

OPTIONS PURCHASED*	Notional Amount (000)#		Value (Note 2)
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 08/30/14, Strike Price $130.50		130	$2,031
British Pound Futures,
expiring 07/30/14, Strike Price $174.00		249	2,494
expiring 07/31/14, Strike Price $174.50		83	831
expiring 07/31/14, Strike Price $175.00		166	1,663
expiring 07/31/14, Strike Price $176.00		83	831
expiring 08/30/14, Strike Price $174.50		163	22,750
expiring 08/30/14, Strike Price $175.00		82	8,187
DAX Index,
expiring 07/30/14, Strike Price $1,045.00	EUR	1	1,465
expiring 07/31/14, Strike Price $1,050.00	EUR	2	2,426
expiring 08/30/14, Strike Price $1,060.00	EUR	1	4,982
Euro STOXX 50 Index,
expiring 07/30/14, Strike Price $3,425.00	EUR	2	1,216
expiring 07/31/14, Strike Price $3,450.00	EUR	4	1,787
expiring 08/30/14, Strike Price $3,525.00	EUR	2	1,758
expiring 09/30/14, Strike Price $2,750.00	EUR	7	71,720
Japanese Yen Futures,
expiring 07/30/14, Strike Price $1,000.00		163	4,063
expiring 07/31/14, Strike Price $102.50		328	1,637
expiring 07/31/14, Strike Price $130.00		328	1,637
expiring 08/30/14, Strike Price $102.00		108	7,525
expiring 08/30/14, Strike Price $102.50		163	8,125
expiring 08/30/14, Strike Price $103.00		268	9,363
expiring 08/30/14, Strike Price $103.50		108	2,687
S&P 500 Index,
expiring 07/19/14, Strike Price $1,960.00		26	378,450
expiring 07/19/14, Strike Price $2,100.00		53	2,665
expiring 09/20/14, Strike Price $1,945.00		4	164,650

			704,943

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

OPTIONS PURCHASED* (continued)	Notional Amount (000)#			Value (Note 2)
Put Options
10 Year U.S. Treasury Notes Futures,
expiring 08/30/14, Strike Price $119.50		329		$5,141
expiring 08/30/14, Strike Price $120.00		43		672
expiring 08/30/14, Strike Price $120.50		86		1,344
expiring 08/31/14, Strike Price $118.00		44		687
expiring 08/31/14, Strike Price $119.00		345		5,391
expiring 09/30/14, Strike Price $117.50		86		1,344
expiring 09/30/14, Strike Price $118.00		86		1,344
British Pound Futures,
expiring 07/30/14, Strike Price $166.00		27		269
expiring 07/30/14, Strike Price $167.50		28		275
expiring 07/31/14, Strike Price $161.50		249		2,494
expiring 07/31/14, Strike Price $162.50		16		163
expiring 07/31/14, Strike Price $163.00		166		1,663
expiring 08/30/14, Strike Price $161.00		163		1,625
expiring 08/30/14, Strike Price $161.50		163		1,631
CBS Corp. (Class B Stock),
expiring 07/19/14, Strike Price $80.00		10		183,012
CBS Outdoor Americas, Inc.,
expiring 07/19/14, Strike Price $45.00		9		121,950
DAX Index,
expiring 07/30/14, Strike Price $8,600.00	EUR	1		3,663
expiring 07/30/14, Strike Price $8,800.00	EUR	—	(r)	659
expiring 07/30/14, Strike Price $9,100.00	EUR	1		11,187
expiring 07/31/14, Strike Price $7,900.00	EUR	—	(r)	14
expiring 07/31/14, Strike Price $8,950.00	EUR	1		7,654
expiring 07/31/14, Strike Price $9,000.00	EUR	2		17,289
expiring 08/30/14, Strike Price $8,500.00	EUR	5		66,831
expiring 09/30/14, Strike Price $8,900.00	EUR	3		231,121
Euro STOXX 50 Index,
expiring 07/30/14, Strike Price $2,950.00	EUR	4		14,652

OPTIONS PURCHASED* (continued)	Counterparty	Notional Amount (000)#		Value (Note 2)
Put Options (continued)
expiring 07/31/14, Strike Price $2,575.00		EUR	4	$2,426
expiring 07/31/14, Strike Price $2,850.00		EUR	2	3,934
expiring 07/31/14, Strike Price $2,900.00		EUR	7	16,193
expiring 08/30/14, Strike Price $2,775.00		EUR	6	30,348
expiring 08/30/14, Strike Price $2,800.00		EUR	4	24,028
Interest Rate Swap Options,
Pay a fixed rate of 1.00% and receive a floating rate based on 3 Month LIBOR, expiring 11/10/14 & Co.	Goldman Sachs	EUR	2,500	4,417
Pay a fixed rate of 3.45% and receive a floating rate based on 3 Month LIBOR, expiring 09/21/15	Bank of America		2,000	119,888
Pay a fixed rate of 3.45% and receive a floating rate based on 3 Month LIBOR, expiring 09/21/15	Citigroup Global Markets		1,200	71,933
Japanese Yen Futures,
expiring 07/31/14, Strike Price $93.50			221	1,106
expiring 07/31/14, Strike Price $94.00			155	775
expiring 07/31/14, Strike Price $94.50			444	2,219
expiring 07/31/14, Strike Price $95.00			109	544
expiring 08/30/14, Strike Price $93.00			109	544
expiring 08/30/14, Strike Price $93.50			320	3,200
expiring 08/30/14, Strike Price $94.00			324	4,856
Mallinckrodt PLC,
expiring 10/18/14, Strike Price $95.00			6	118,000
S&P 500 Index,
expiring 07/19/14, Strike Price $1,500.00			51	5,100
expiring 07/19/14, Strike Price $1,650.00			18	6,405
expiring 07/19/14, Strike Price $1,700.00			47	25,630
expiring 07/19/14, Strike Price $1,850.00			15	27,720
expiring 08/16/14, Strike Price $1,550.00			11	5,350
expiring 08/16/14, Strike Price $1,600.00			60	36,060
expiring 08/16/14, Strike Price $1,650.00			11	11,342

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

OPTIONS PURCHASED* (continued)	Notional Amount (000)#	Value (Note 2)
Put Options (continued)
expiring 08/16/14, Strike Price $1,770.00	65	$189,732
expiring 08/16/14, Strike Price $1,900.00	13	156,090

		1,549,915

TOTAL OPTIONS PURCHASED (cost $3,105,900)		2,254,858

TOTAL SHORT-TERM INVESTMENTS (cost $1,628,657,414)		1,627,779,048

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 103.6% (cost $7,104,228,357)		8,286,788,095

SECURITIES SOLD SHORT(q) — (4.4)%

COMMON STOCKS — (3.9)%	Shares
Aerospace & Defense — (0.1)%
AAR Corp.	1,700	(46,852)
Astronics Corp.*	900	(50,805)
Boeing Co. (The)	12,509	(1,591,520)
DigitalGlobe, Inc.*	26,300	(731,140)
GenCorp, Inc.*	3,400	(64,940)
Kratos Defense & Security Solutions, Inc.*	9,800	(76,440)
L-3 Communications Holdings, Inc.	21,350	(2,578,013)
Lockheed Martin Corp.	12,675	(2,037,253)
Orbital Sciences Corp.*	3,500	(103,425)
Raytheon Co.	10,116	(933,201)
Rockwell Collins, Inc.	10,900	(851,726)
Taser International, Inc.*	3,900	(51,870)
Textron, Inc.	23,600	(903,644)
TransDigm Group, Inc.	400	(66,904)

		(10,087,733)

Air Freight & Logistics
United Parcel Service, Inc. (Class B Stock)	4,434	(455,194)
UTi Worldwide, Inc.*	28,500	(294,690)

		(749,884)

Airlines — (0.1)%
American Airlines Group, Inc.*	22,700	(975,192)
JetBlue Airways Corp.*	197,492	(2,142,788)
Southwest Airlines Co.	13,070	(351,060)
United Continental Holdings, Inc.*	6,700	(275,169)

		(3,744,209)

Auto Components
American Axle & Manufacturing Holdings, Inc.*	28,200	(532,698)
BorgWarner, Inc.	9,830	(640,818)
Dorman Products, Inc.*	7,700	(379,764)

		(1,553,280)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles
Ford Motor Co.	52,813	$(910,496)
General Motors Co.	23,800	(863,940)
Tesla Motors, Inc.*	3,733	(896,144)

		(2,670,580)

Banks — (0.2)%
Associated Banc-Corp.	22,331	(403,745)
Banco Santander SA (Spain)	3,237	(33,824)
BancorpSouth, Inc.	16,960	(416,707)
Bank of Hawaii Corp.	16,761	(983,703)
Bank of The Ozarks, Inc.	5,600	(187,320)
Boston Private Financial Holdings, Inc.	9,264	(124,508)
City National Corp.	3,800	(287,888)
Comerica, Inc.	400	(20,064)
Commerce Bancshares, Inc.	5,842	(271,653)
Community Bank System, Inc.	7,800	(282,360)
Cullen/Frost Bankers, Inc.	10,274	(815,961)
CVB Financial Corp.	10,900	(174,727)
First Horizon National Corp.	87,470	(1,037,394)
Glacier Bancorp, Inc.	5,700	(161,766)
Hancock Holding Co.	11,560	(408,299)
Heritage Financial Corp.	7,969	(128,221)
KeyCorp.	40,050	(573,917)
M&T Bank Corp.	29,554	(3,666,174)
MB Financial, Inc.	1,845	(49,907)
Mercantile Bank Corp.	7,648	(174,986)
National Penn Bancshares, Inc.	21,802	(230,665)
Old National Bancorp	14,232	(203,233)
PacWest Bancorp	3	(130)
Prosperity Bancshares, Inc.	5,000	(313,000)
Signature Bank*	2,780	(350,780)
Southside Bancshares, Inc.	9,996	(289,484)
Texas Capital Bancshares, Inc.*	11,300	(609,635)
Trico Bancshares	5,078	(117,505)
UMB Financial Corp.	11,911	(755,038)
Umpqua Holdings Corp.	13,953	(250,038)
Valley National Bancorp	66,622	(660,224)
Westamerica Bancorporation	4,600	(240,488)
Wintrust Financial Corp.	20,921	(962,366)

		(15,185,710)

Beverages
Brown-Forman Corp. (Class B Stock)	9,915	(933,696)

Biotechnology — (0.1)%
Acorda Therapeutics, Inc.*	1,715	(57,813)
Agios Pharmaceuticals, Inc.*	1,400	(64,148)
AMAG Pharmaceuticals, Inc.*	6,400	(132,608)
Amgen, Inc.	5,667	(670,803)
Array BioPharma, Inc.*	41,400	(188,784)
Celldex Therapeutics, Inc.*	9,100	(148,512)
Cepheid, Inc.*	20,400	(977,976)
Gilead Sciences, Inc.*	7,470	(619,338)
Halozyme Therapeutics, Inc.*	43,200	(426,816)
InterMune, Inc.*	21,100	(931,565)
Ironwood Pharmaceuticals, Inc.*	39,300	(602,469)
Isis Pharmaceuticals, Inc.*	3,380	(116,441)
KYTHERA Biopharmaceuticals, Inc.*	7,700	(295,449)

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued.)
Medivation, Inc.*	16,520	$(1,273,362)
Momenta Pharmaceuticals, Inc.*	9,700	(117,176)
Novavax, Inc.*	44,100	(203,742)
NPS Pharmaceuticals, Inc.*	30,100	(994,805)
Orexigen Therapeutics, Inc.*	32,500	(200,850)
Puma Biotechnology, Inc.*	2,300	(151,800)
Receptos, Inc.*	3,700	(157,620)
Regeneron Pharmaceuticals, Inc.*	940	(265,522)
Seattle Genetics, Inc.*	2,900	(110,925)
Spectrum Pharmaceuticals, Inc.*	6,400	(52,032)
Synageva BioPharma Corp.*	1,600	(167,680)
United Therapeutics Corp.*	2,180	(192,908)

		(9,121,144)

Building Products
Allegion PLC	1	(57)
Apogee Enterprises, Inc.	7,700	(268,422)
Armstrong World Industries, Inc.*	3,600	(206,748)
NCI Building Systems, Inc.*	9,600	(186,528)
Owens Corning	10,900	(421,612)
Ply Gem Holdings, Inc.*	8,000	(80,800)
Quanex Building Products Corp.	5,300	(94,711)
Trex Co., Inc.*	11,000	(317,020)
USG Corp.*	3,700	(111,481)

		(1,687,379)

Capital Markets — (0.1)%
Ameriprise Financial, Inc.	1,730	(207,600)
Bank of New York Mellon Corp. (The)	5,500	(206,140)
BlackRock, Inc.	2,160	(690,336)
Federated Investors, Inc. (Class B Stock)	3,900	(120,588)
Franklin Resources, Inc.	12,831	(742,145)
FXCM, Inc. (Class A Stock)	16,700	(249,832)
Greenhill & Co., Inc.	4,300	(211,775)
ICG Group, Inc.*	2,400	(50,112)
Northern Trust Corp.	8,999	(577,826)
T. Rowe Price Group, Inc.	2,865	(241,835)
WisdomTree Investments, Inc.*	22,900	(283,044)

		(3,581,233)

Chemicals — (0.1)%
Advanced Emissions Solutions, Inc.*	4,200	(96,306)
Air Products & Chemicals, Inc.	3,500	(450,170)
Airgas, Inc.	3,200	(348,512)
American Vanguard Corp.	8,900	(117,658)
Cabot Corp.	6,120	(354,899)
E.I. du Pont de Nemours & Co.	21,460	(1,404,342)
Ecolab, Inc.	6,330	(704,782)
Flotek Industries, Inc.*	23,500	(755,760)
FMC Corp.	14,200	(1,010,898)
Monsanto Co.	3,600	(449,064)
OM Group, Inc.	11,011	(357,087)
Praxair, Inc.	15,239	(2,024,349)
Sigma-Aldrich Corp.	6,800	(690,064)
Valspar Corp. (The)	4,999	(380,874)
WR Grace & Co.*	3,400	(321,402)

		(9,466,167)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies — (0.1)%
Civeo Corp.*	3,614	$(90,458)
Clean Harbors, Inc.*	15,300	(983,025)
Covanta Holding Corp.	47,500	(978,975)
Healthcare Services Group, Inc.	10,900	(320,896)
Iron Mountain, Inc.	30,400	(1,077,680)
MSA Safety, Inc.	1,100	(63,228)
Tyco International Ltd.	7,000	(319,200)

		(3,833,462)

Communications Equipment
Applied Optoelectronics, Inc.*	4,400	(102,080)
Ciena Corp.*	42,100	(911,886)
Finisar Corp.*	31,300	(618,175)
Infinera Corp.*	46,800	(430,560)
InterDigital, Inc.	6,200	(296,360)
Procera Networks, Inc.*	9,000	(90,810)
Riverbed Technology, Inc.*	6,300	(129,969)
Viasat, Inc.*	15,300	(886,788)

		(3,466,628)

Construction & Engineering
Dycom Industries, Inc.*	7,300	(228,563)
Fluor Corp.	4,200	(322,980)
Granite Construction, Inc.	8,600	(309,428)
Great Lakes Dredge & Dock Corp.*	17,600	(140,624)
Jacobs Engineering Group, Inc.*	12,600	(671,328)
Layne Christensen Co.*	3,369	(44,808)
MasTec, Inc.*	8,700	(268,134)
Tutor Perini Corp.*	8,700	(276,138)

		(2,262,003)

Construction Materials
Holcim Ltd. (Switzerland)*	2,919	(256,397)
Martin Marietta Materials, Inc.	2,560	(338,048)

		(594,445)

Consumer Finance
American Express Co.	2,250	(213,458)
Encore Capital Group, Inc.*	3,215	(146,025)
Ezcorp, Inc. (Class A Stock)*	9,454	(109,194)
First Cash Financial Services, Inc.*	2,900	(167,011)
Navient Corp.	51,750	(916,493)
SLM Corp.	51,750	(430,043)

		(1,982,224)

Containers & Packaging
Aptargroup, Inc.	5,700	(381,957)
Bemis Co., Inc.	9,280	(377,325)
MeadWestvaco Corp.	23,520	(1,040,995)

		(1,800,277)

Diversified Consumer Services
Ascent Capital Group, Inc. (Class A Stock)*	1,200	(79,212)
Carriage Services, Inc.	14,625	(250,526)
Graham Holdings Co. (Class B Stock)	373	(267,855)
Houghton Mifflin Harcourt Co.*	4,700	(90,052)
LifeLock, Inc.*	18,300	(255,468)

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Consumer Services (continued)
Matthews International Corp. (Class A Stock)	988	$(41,071)
Regis Corp.	15,800	(222,464)
Sotheby’s	19,800	(831,402)

		(2,038,050)

Diversified Financial Services
Berkshire Hathaway, Inc. (Class B Stock)*	2,900	(367,024)
Gain Capital Holdings, Inc.	7,720	(60,756)
Intercontinental Exchange, Inc.	4,200	(793,380)
NASDAQ OMX Group, Inc. (The)	5,130	(198,121)
NorthStar Asset Management Corp., Inc.*	66,056	(1,169,191)
Penson Worldwide, Inc.*	32,656	—
PHH Corp.*	4,500	(103,410)

		(2,691,882)

Diversified Telecommunication Services — (0.1)%
AT&T, Inc.	111,264	(3,934,295)
CenturyLink, Inc.	5,600	(202,720)
inContact, Inc.*	10,400	(95,576)
Iridium Communications, Inc.*	24,400	(206,424)
Level 3 Communications, Inc.*	2,758	(121,104)

		(4,560,119)

Electric Utilities — (0.1)%
Duke Energy Corp.	7,480	(554,941)
NextEra Energy, Inc.	10,481	(1,074,093)
NRG Yield, Inc. (Class A Stock)	13,313	(692,942)
PPL Corp.	10,240	(363,827)
Southern Co. (The)	44,090	(2,000,804)

		(4,686,607)

Electrical Equipment
GrafTech International Ltd.*	6,300	(65,898)
Power Solutions International, Inc.*	500	(35,985)
PowerSecure International, Inc.*	8,100	(78,894)
Rockwell Automation, Inc.	8,695	(1,088,266)
SolarCity Corp.*	2,400	(169,440)

		(1,438,483)

Electronic Equipment, Instruments & Components — (0.1)%
Corning, Inc.	38,400	(842,880)
FLIR Systems, Inc.	11,400	(395,922)
Knowles Corp.*	15,000	(461,100)
Maxwell Technologies, Inc.*	12,500	(189,125)
MTS Systems Corp.	2,200	(149,072)
National Instruments Corp.	12,100	(391,919)
OSI Systems, Inc.*	1,400	(93,450)
Trimble Navigation Ltd.*	27,200	(1,005,040)

		(3,528,508)

Energy Equipment & Services — (0.1)%
Basic Energy Services, Inc.*	21,300	(622,386)
Cameron International Corp.*	3,010	(203,807)
CARBO Ceramics, Inc.	5,200	(801,424)
Dresser-Rand Group, Inc.*	14,800	(943,204)
Geospace Technologies Corp.*	4,900	(269,892)
Hornbeck Offshore Services, Inc.*	1,800	(84,456)
Key Energy Services, Inc.*	56,100	(512,754)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services (continued)
McDermott International, Inc.*	92,300	$(746,707)
National Oilwell Varco, Inc.	32,578	(2,682,798)
Oil States International, Inc.*	1,807	(115,811)
Polarcus Ltd. (United Arab Emirates)*	38,770	(21,780)
Tenaris SA (Luxembourg), ADR	7,244	(341,555)
TETRA Technologies, Inc.*	10,300	(121,334)

		(7,467,908)

Food & Staples Retailing — (0.1)%
Chefs’ Warehouse, Inc. (The)*	4,800	(94,896)
Rite Aid Corp.*	116,700	(836,739)
Safeway, Inc.	150	(5,151)
Sysco Corp.	22,400	(838,880)
United Natural Foods, Inc.*	9,200	(598,920)
Walgreen Co.	11,270	(835,445)
Wal-Mart Stores, Inc.	9,059	(680,059)
Whole Foods Market, Inc.	3,040	(117,435)

		(4,007,525)

Food Products — (0.1)%
Annie’s, Inc.*	5,100	(172,482)
B&G Foods, Inc.	10,300	(336,707)
Boulder Brands, Inc.*	16,100	(228,298)
Campbell Soup Co.	11,710	(536,435)
ConAgra Foods, Inc.	6,010	(178,377)
Darling Ingredients, Inc.*	16,200	(338,580)
Dean Foods Co.	20,200	(355,318)
Diamond Foods, Inc.*	4,700	(132,540)
Hain Celestial Group, Inc. (The)*	10,800	(958,392)
Hershey Co. (The)	13,313	(1,296,287)
Hillshire Brands Co/The	3,900	(242,970)
JM Smucker Co. (The)	4,620	(492,353)
Kraft Foods Group, Inc.	3,240	(194,238)
McCormick & Co. Inc.	1,100	(78,749)
Mondelez International, Inc. (Class A Stock)	6,000	(225,660)
Post Holdings, Inc.*	19,060	(970,345)
TreeHouse Foods, Inc.*	3,300	(264,231)

		(7,001,962)

Gas Utilities
National Fuel Gas Co.	4,970	(389,151)
Northwest Natural Gas Co.	5,600	(264,040)
ONE Gas, Inc.	4,752	(179,388)
Piedmont Natural Gas Co., Inc.	7,900	(295,539)

		(1,128,118)

Health Care Equipment & Supplies — (0.1)%
Abaxis, Inc.	6,700	(296,877)
Baxter International, Inc.	2,620	(189,426)
Becton, Dickinson & Co.	4,600	(544,180)
Cerus Corp.*	25,400	(105,410)
China Medical Technologies, Inc. (China), ADR*	7,037	(70)
Cynosure, Inc. (Class A Stock)*	7,700	(163,625)
DexCom, Inc.*	4,400	(174,504)
Endologix, Inc.*	17,900	(272,259)
Haemonetics Corp.*	4,800	(169,344)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
HeartWare International, Inc.*	6,900	$(610,650)
ICU Medical, Inc.*	900	(54,729)
Insulet Corp.*	18,100	(718,027)
Intuitive Surgical, Inc.*	200	(82,360)
Medtronic, Inc.	48,033	(3,062,584)
Meridian Bioscience, Inc.	2,100	(43,344)
NuVasive, Inc.*	2,500	(88,925)
NxStage Medical, Inc.*	5,400	(77,598)
Quidel Corp.*	6,400	(141,504)
STAAR Surgical Co.*	5,700	(95,760)
Wright Medical Group, Inc.*	14,500	(455,300)
Zeltiq Aesthetics, Inc.*	3,700	(56,203)
Zimmer Holdings, Inc.	8,108	(842,097)

		(8,244,776)

Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	12,500	(568,750)
Air Methods Corp.*	3,400	(175,610)
Amedisys, Inc.*	8,300	(138,942)
AmerisourceBergen Corp.	8,960	(651,034)
BioScrip, Inc.*	26,100	(217,674)
Brookdale Senior Living, Inc.*	68,485	(2,283,290)
Capital Senior Living Corp.*	7,500	(178,800)
Cardinal Health, Inc.	8,800	(603,328)
Chemed Corp.	1,174	(110,027)
Cigna Corp.	3,280	(301,662)
Community Health Systems, Inc.*	5,200	(235,924)
ExamWorks Group, Inc.*	9,600	(304,608)
Express Scripts Holding Co.*	2,390	(165,699)
Healthways, Inc.*	23,955	(420,171)
IPC The Hospitalist Co., Inc.*	4,300	(190,146)
Omnicare, Inc.	13,100	(872,067)
Owens & Minor, Inc.	12,400	(421,352)
Tenet Healthcare Corp.*	18,600	(873,084)
WellPoint, Inc.	4,620	(497,158)

		(9,209,326)

Health Care Technology
Allscripts Healthcare Solutions, Inc.*	24,600	(394,830)
HMS Holdings Corp.*	13,800	(281,658)
Medidata Solutions, Inc.*	7,300	(312,513)
Vocera Communications, Inc.*	7,800	(102,960)

		(1,091,961)

Hotels, Restaurants & Leisure — (0.1)%
Aramark	2,100	(54,348)
Bob Evans Farms, Inc.	9,200	(460,460)
Boyd Gaming Corp.*	40,000	(485,200)
Carnival Corp.	20,400	(768,060)
Choice Hotels International, Inc.	15,977	(752,676)
Churchill Downs, Inc.	1,600	(144,176)
Chuy’s Holdings, Inc.*	5,400	(196,020)
Darden Restaurants, Inc.	6,970	(322,502)
Del Frisco’s Restaurant Group, Inc.*	5,500	(151,580)
Hilton Worldwide Holdings, Inc.*	45,380	(1,057,354)
Life Time Fitness, Inc.*	4,400	(214,456)
Marriott International, Inc. (Class A Stock)	6,760	(433,316)
McDonald’s Corp.	4,390	(442,249)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Red Robin Gourmet Burgers, Inc.*	3,700	$(263,440)
Scientific Games Corp. (Class A Stock)*	15,600	(173,472)
Tim Hortons, Inc. (Canada)	7,890	(431,820)
Wynn Resorts Ltd.	1,700	(352,852)

		(6,703,981)

Household Durables
Beazer Homes USA, Inc.*	9,300	(195,114)
KB Home	28,100	(524,908)
Lennar Corp. (Class A Stock)	10,700	(449,186)
M/I Homes, Inc.*	10,061	(244,180)
MDC Holdings, Inc.	8,300	(251,407)
Mohawk Industries, Inc.*	1,000	(138,340)
Ryland Group, Inc. (The)	17,400	(686,256)
Standard Pacific Corp.*	26,600	(228,760)

		(2,718,151)

Household Products
Church & Dwight Co., Inc.	16,636	(1,163,688)
Clorox Co. (The)	2,160	(197,424)

		(1,361,112)

Independent Power & Renewable Electricity Producers
NRG Energy, Inc.	14,900	(554,280)

Industrial Conglomerates — (0.1)%
3M Co.	3,870	(554,339)
Danaher Corp.	16,530	(1,301,407)
General Electric Co.	75,540	(1,985,191)

		(3,840,937)

Insurance — (0.2)%
Allstate Corp. (The)	7,950	(466,824)
Ambac Financial Group, Inc.*	17,000	(464,270)
American Equity Investment Life Holding Co.	57,471	(1,413,787)
AON PLC	4,050	(364,864)
Arch Capital Group Ltd.*	7,783	(447,056)
Arthur J. Gallagher & Co.	17,370	(809,442)
Assurant, Inc.	9,170	(601,094)
Chubb Corp. (The)	11,123	(1,025,207)
eHealth, Inc.*	6,800	(258,196)
Employers Holdings, Inc.	5,000	(105,900)
Endurance Specialty Holdings Ltd.	18,151	(936,410)
Fidelity National Financial, Inc. (Class A Stock)	24,400	(799,344)
First American Financial Corp.	8,200	(227,878)
Hartford Financial Services Group, Inc. (The)	15,300	(547,893)
Hilltop Holdings, Inc.*	735	(15,626)
Lincoln National Corp.	2,000	(102,880)
Markel Corp.*	1,300	(852,332)
MBIA, Inc.*	44,150	(487,416)
Meadowbrook Insurance Group, Inc.	23,353	(167,908)
PartnerRe Ltd.	1,010	(110,302)
Principal Financial Group, Inc.	7,470	(377,086)
Progressive Corp. (The)	29,574	(749,997)
RenaissanceRe Holdings Ltd.	7,250	(775,750)

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Stewart Information Services Corp.	4,500	$(139,545)
Torchmark Corp.	10,114	(828,539)
W.R. Berkley Corp.	11,839	(548,264)

		(13,623,810)

Internet & Catalog Retail
Amazon.com, Inc.*	2,100	(682,038)
Groupon, Inc.*	42,100	(278,702)
HomeAway, Inc.*	26,700	(929,694)
NetFlix, Inc.*	2,270	(1,000,162)
RetailMeNot, Inc.*	11,400	(303,354)

		(3,193,950)

Internet Software & Services — (0.1)%
AOL, Inc.*	13,350	(531,197)
Blucora, Inc.*	6,141	(115,881)
ChannelAdvisor Corp.*	9,000	(237,240)
comScore, Inc.*	7,500	(266,100)
Cornerstone OnDemand, Inc.*	10,100	(464,802)
E2open, Inc.*	8,600	(177,762)
Global Eagle Entertainment, Inc.*	33,106	(410,514)
j2 Global, Inc.	2,696	(137,119)
LinkedIn Corp. (Class A Stock)*	600	(102,882)
Marketo, Inc.*	15,100	(439,108)
Monster Worldwide, Inc.*	11,200	(73,248)
Twitter, Inc.*	35,480	(1,453,616)
WebMD Health Corp.*	9,900	(478,170)
Yelp, Inc.*	11,000	(843,480)
Zillow, Inc. (Class A Stock)*	800	(114,344)

		(5,845,463)

IT Services — (0.1)%
Alliance Data Systems Corp.*	3,800	(1,068,750)
Automatic Data Processing, Inc.	11,120	(881,594)
Blackhawk Network Holdings, Inc. (Class B Stock)*	3	(81)
EPAM Systems, Inc.*	6,400	(280,000)
EVERTEC, Inc. (Puerto Rico)	6,700	(162,408)
Global Payments, Inc.	5,100	(371,535)
International Business Machines Corp.	1,664	(301,633)
ManTech International Corp. (Class A Stock)	2,000	(59,040)
MasterCard, Inc. (Class A Stock)	3,200	(235,104)
ModusLink Global Solutions, Inc.*	68,582	(256,497)
Paychex, Inc.	11,940	(496,226)
ServiceSource International, Inc.*	11,400	(66,120)
Teradata Corp.*	1,400	(56,280)
Total System Services, Inc.	7,800	(244,998)
VeriFone Systems, Inc.*	17,800	(654,150)
WEX, Inc.*	3,800	(398,886)

		(5,533,302)

Leisure Products
Callaway Golf Co.	13,700	(113,984)
Hasbro, Inc.	10,500	(557,025)
JAKKS Pacific, Inc.	63,245	(489,516)
Mattel, Inc.	7,380	(287,599)

		(1,448,124)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Life Sciences Tools & Services
Albany Molecular Research, Inc.*	10,600	$(213,272)
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,300	(155,623)
Cambrex Corp.*	7,300	(151,110)
Fluidigm Corp.*	5,800	(170,520)
Illumina, Inc.*	9,672	(1,726,839)
Pacific Biosciences of California, Inc.*	8,100	(50,058)
Qiagen NV*	6,600	(161,370)

		(2,628,792)

Machinery — (0.1)%
Altra Industrial Motion Corp.	4,300	(156,477)
American Railcar Industries, Inc.	1,800	(121,986)
Briggs & Stratton Corp.	11,800	(241,428)
Chart Industries, Inc.*	9,600	(794,304)
CLARCOR, Inc.	7,300	(451,505)
Dover Corp.	9,911	(901,405)
EnPro Industries, Inc.*	7,200	(526,752)
Illinois Tool Works, Inc.	4,996	(437,450)
Ingersoll-Rand PLC	4,000	(250,040)
Navistar International Corp.*	18,700	(700,876)
RBC Bearings, Inc.	2,700	(172,935)
Rexnord Corp.*	2,500	(70,375)
Terex Corp.	23,500	(965,850)
Titan International, Inc.	9,600	(161,472)
Wabash National Corp.*	31,700	(451,725)
Woodward, Inc.	7,700	(386,386)

		(6,790,966)

Media — (0.2)%
AMC Networks, Inc. (Class A Stock)*	10,430	(641,341)
Cablevision Systems Corp. (Class A Stock)	23,000	(405,950)
Charter Communications, Inc. (Class A Stock)*	6,500	(1,029,470)
Comcast Corp. (Class A Stock)	68,195	(3,660,708)
Discovery Communications, Inc. (Class A Stock)*	6,900	(512,532)
DISH Network Corp. (Class A Stock)*	9,000	(585,720)
DreamWorks Animation SKG, Inc. (Class A Stock)*	34,300	(797,818)
Interpublic Group of Cos., Inc. (The)	25,410	(495,749)
Lamar Advertising Co. (Class A Stock)	2,300	(121,900)
Liberty Global PLC (United Kingdom) (Class A Stock)*	19,690	(870,692)
Liberty Global PLC (United Kingdom) (Class C Stock)*	32,921	(1,392,889)
Lions Gate Entertainment Corp.	31,300	(894,554)
News Corp. (Class B Stock)*	23,273	(406,114)
Nexstar Broadcasting Group, Inc. (Class A Stock)	9,200	(474,812)
Publicis Groupe SA (France)	457	(38,734)
Scripps Networks Interactive, Inc. (Class A Stock)	13,633	(1,106,182)
Sinclair Broadcast Group, Inc. (Class A Stock)	11,900	(413,525)
Sirius XM Holdings, Inc.*	9,900	(34,254)
Time Warner Cable, Inc.	1,900	(279,870)

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Twenty-First Century Fox, Inc. (Class A Stock)	27,739	$(975,026)
Viacom, Inc. (Class B Stock)	2,970	(257,588)

		(15,395,428)

Metals & Mining — (0.1)%
Allegheny Technologies, Inc.	25,300	(1,141,030)
Carpenter Technology Corp.	2,700	(170,775)
Cliffs Natural Resources, Inc.	38,429	(578,356)
First Quantum Minerals Ltd. (Canada)	10,767	(230,264)
Freeport-McMoRan Copper & Gold, Inc.	9,700	(354,050)
Horsehead Holding Corp.*	14,000	(255,640)
Kaiser Aluminum Corp.	6,200	(451,794)
Nucor Corp.	13,827	(680,980)
Rio Alto Mining Ltd. (Canada)*	38,960	(90,549)
Royal Gold, Inc.	13,300	(1,012,396)
RTI International Metals, Inc.*	8,200	(218,038)
Vale SA (Brazil), ADR	15,670	(207,314)

		(5,391,186)

Multiline Retail
Kohl’s Corp.	2,140	(112,735)
Target Corp.	5,040	(292,068)
Tuesday Morning Corp.*	13,400	(238,788)

		(643,591)

Multi-Utilities
Ameren Corp.	8,600	(351,568)
Consolidated Edison, Inc.	13,970	(806,628)
Dominion Resources, Inc.	5,301	(379,128)
NiSource, Inc.	5,800	(228,172)
SCANA Corp.	6,190	(333,084)
TECO Energy, Inc.	17,300	(319,704)
Wisconsin Energy Corp.	17	(798)

		(2,419,082)

Oil, Gas & Consumable Fuels — (0.2)%
Alpha Natural Resources, Inc.*	113,676	(421,738)
Antero Resources Corp.*	10,700	(702,241)
Bill Barrett Corp.*	12,700	(340,106)
Carrizo Oil & Gas, Inc.*	6,300	(436,338)
Cheniere Energy, Inc.*	17,400	(1,247,580)
Chesapeake Energy Corp.	2,928	(91,002)
Cloud Peak Energy, Inc.*	14,400	(265,248)
Cobalt International Energy, Inc.*	11,500	(211,025)
Comstock Resources, Inc.	22,100	(637,364)
Emerald Oil, Inc.*	51,078	(390,747)
Enbridge, Inc. (Canada)	9,410	(446,693)
Exxon Mobil Corp.	1,910	(192,299)
GasLog Ltd. (Monaco)	13,600	(433,704)
Gulfport Energy Corp.*	16,200	(1,017,360)
Kinder Morgan, Inc.	9,670	(350,634)
Kodiak Oil & Gas Corp.*	77,700	(1,130,535)
Murphy Oil Corp.	7,680	(510,566)
Northern Oil and Gas, Inc.*	27,200	(443,088)
ONEOK, Inc.	4,106	(279,536)
PDC Energy, Inc.*	6,500	(410,475)
Penn Virginia Corp.*	24,200	(410,190)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Renewable Energy Group, Inc.*	12,005	$(137,697)
Resolute Energy Corp.*	16,700	(144,288)
Rex Energy Corp.*	10,500	(185,955)
Rosetta Resources, Inc.*	1,000	(54,850)
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	4,214	(366,660)
Sanchez Energy Corp.*	40,751	(1,531,830)
Scorpio Tankers, Inc.	53,257	(541,624)
Spectra Energy Corp.	15,900	(675,432)
Stone Energy Corp.*	6,200	(290,098)
Surge Energy, Inc. (Canada)	8,818	(64,624)
Tourmaline Oil Corp. (Canada)*	3,201	(168,772)
Triangle Petroleum Corp.*	30,800	(361,900)
W&T Offshore, Inc.	16,000	(261,920)
Williams Cos., Inc. (The)	10,000	(582,100)
WPX Energy, Inc.*	24,470	(585,078)

		(16,321,297)

Paper & Forest Products
Domtar Corp.	3,260	(139,691)
Schweitzer-Mauduit International, Inc.	1,500	(65,490)

		(205,181)

Personal Products
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,800	(282,188)
Herbalife Ltd.	385	(24,848)

		(307,036)

Pharmaceuticals — (0.1)%
AbbVie, Inc.	27,368	(1,544,650)
Actavis PLC*	13,503	(3,011,844)
Allergan, Inc.	300	(50,766)
Auxilium Pharmaceuticals, Inc.*	25,272	(506,956)
AVANIR Pharmaceuticals, Inc. (Class A Stock)*	31,800	(179,352)
Eli Lilly & Co.	19,319	(1,201,062)
Mallinckrodt PLC*	8,577	(686,332)
Perrigo Co. PLC	2,300	(335,248)
Pfizer, Inc.	75,993	(2,255,472)
Relypsa, Inc.*	1,500	(36,480)
Valeant Pharmaceuticals International, Inc.* .	7,214	(909,830)

		(10,717,992)

Professional Services
Advisory Board Co. (The)*	14,660	(759,388)
FTI Consulting, Inc.*	3,200	(121,024)
IHS, Inc. (Class A Stock)*	1,600	(217,072)
Towers Watson & Co. (Class A Stock)	5,700	(594,111)
WageWorks, Inc.*	10,700	(515,847)

		(2,207,442)

Real Estate Investment Trusts (REITs) — (0.2)%
American Realty Capital Properties, Inc.	12,111	(151,751)
AvalonBay Communities, Inc.	2,460	(349,787)
Boston Properties, Inc.	3,300	(389,994)
Cousins Properties, Inc.	21,900	(272,655)
DDR Corp.	33,300	(587,079)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Equity Residential	15,580	$(981,540)
Essex Property Trust, Inc.	10,027	(1,854,093)
Federal Realty Investment Trust	3,830	(463,124)
Glimcher Realty Trust	17,400	(188,442)
Highwoods Properties, Inc.	4,400	(184,580)
Home Properties, Inc.	6,230	(398,471)
Hudson Pacific Properties, Inc.	13,130	(332,714)
iStar Financial, Inc.*	23,790	(356,374)
Kilroy Realty Corp.	16,200	(1,008,936)
Kimco Realty Corp.	19,370	(445,123)
Macerich Co. (The)	5,200	(347,100)
NorthStar Realty Finance Corp.	59,845	(1,040,106)
NorthStar Realty Finance Corp. W/I*	66,056	(1,109,741)
Parkway Properties, Inc.	2,600	(53,690)
Plum Creek Timber Co., Inc.	19,400	(874,940)
Public Storage, Inc.	660	(113,091)
Realty Income Corp.	22,650	(1,006,113)
Regency Centers Corp.	9,900	(551,232)
Resource Capital Corp.	3,660	(20,606)
Retail Opportunity Investments Corp.	14,300	(224,939)
SL Green Realty Corp.	3,590	(392,782)
Spirit Realty Capital, Inc.	12,895	(146,487)
Tanger Factory Outlet Centers, Inc.	8,400	(293,748)
UDR, Inc.	10,030	(287,159)
Ventas, Inc.	25,147	(1,611,923)
Vornado Realty Trust	4,700	(501,631)
Washington Real Estate Investment Trust	15,640	(406,327)

		(16,946,278)

Real Estate Management & Development
Howard Hughes Corp. (The)*	1,200	(189,396)
St. Joe Co. (The)*	10,600	(269,558)

		(458,954)

Road & Rail — (0.1)%
ArcBest Corp.	9,600	(417,696)
Avis Budget Group, Inc.*	10,300	(614,807)
Con-Way, Inc.	1,600	(80,656)
Genesee & Wyoming, Inc. (Class A Stock)*	10,300	(1,081,500)
Heartland Express, Inc.	68,325	(1,458,056)
Hertz Global Holdings, Inc.*	4,500	(126,135)
Knight Transportation, Inc.	9,579	(227,693)
Roadrunner Transportation Systems, Inc.*	3,000	(84,300)
Werner Enterprises, Inc.	25,751	(682,659)

		(4,773,502)

Semiconductors & Semiconductor Equipment — (0.2)%
Advanced Micro Devices, Inc.*	44,430	(186,162)
Altera Corp.	23,100	(802,956)
Analog Devices, Inc.	10,790	(583,415)
Applied Materials, Inc.	118,086	(2,662,839)
Applied Micro Circuits Corp.*	27,100	(292,951)
Cavium, Inc.*	14,100	(700,206)
Intel Corp.	66,128	(2,043,355)
Linear Technology Corp.	27,795	(1,308,311)
Microchip Technology, Inc.	29,108	(1,420,761)
Micron Technology, Inc.*	38,200	(1,258,690)
Microsemi Corp.*	3,400	(90,984)

SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	70,668	$(1,310,185)
Rambus, Inc.*	46,803	(669,283)
RF Micro Devices, Inc.*	8,718	(83,606)
Spansion, Inc. (Class A Stock)*	22,300	(469,861)
SunEdison, Inc.*	78,425	(1,772,405)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	13,348	(285,514)
Texas Instruments, Inc.	4,890	(233,693)
Ultratech, Inc.*	10,800	(239,544)
Veeco Instruments, Inc.*	14,900	(555,174)
Xcerra Corp.*	9,100	(82,810)

		(17,052,705)

Software — (0.2)%
Adobe Systems, Inc.*	5,200	(376,272)
Autodesk, Inc.*	15,900	(896,442)
BroadSoft, Inc.*	12,100	(319,319)
Cadence Design Systems, Inc.*	57,000	(996,930)
Callidus Software, Inc.*	15,900	(189,846)
Concur Technologies, Inc.*	6,100	(569,374)
Electronic Arts, Inc.*	6,849	(245,674)
Ellie Mae, Inc.*	9,800	(305,074)
EnerNOC, Inc.*	10,400	(197,080)
FleetMatics Group PLC*	8,300	(268,422)
Guidewire Software, Inc.*	19,900	(809,134)
Imperva, Inc.*	2,300	(60,214)
Intuit, Inc.	3,050	(245,617)
Oracle Corp.	18,210	(738,051)
Proofpoint, Inc.*	4,600	(172,316)
QLIK Technologies, Inc.*	34,000	(769,080)
Rally Software Development Corp.*	6,500	(70,785)
Red Hat, Inc.*	3,520	(194,550)
salesforce.com, Inc.*	25,900	(1,504,272)
ServiceNow, Inc.*	17,600	(1,090,496)
Splunk, Inc.*	8,000	(442,640)
Take-Two Interactive Software, Inc.*	38,900	(865,136)
Tangoe, Inc.*	15,800	(237,948)
VMware, Inc. (Class A Stock)*	3,807	(368,556)

		(11,933,228)

Specialty Retail — (0.1)%
Abercrombie & Fitch Co. (Class A Stock)	5,300	(229,225)
Advance Auto Parts, Inc.	6,600	(890,472)
Bed Bath & Beyond, Inc.*	5,000	(286,900)
Cabela’s, Inc.*	13,000	(811,200)
Five Below, Inc.*	19,700	(786,227)
Group 1 Automotive, Inc.	3,700	(311,947)
Monro Muffler Brake, Inc.	11,300	(601,047)
O’Reilly Automotive, Inc.*	2,600	(391,560)
Pep Boys-Manny Moe & Jack (The)*	22,400	(256,704)
Restoration Hardware Holdings, Inc.*	12,300	(1,144,515)
Signet Jewelers Ltd.	8,100	(895,779)
Sonic Automotive, Inc. (Class A Stock)	9,700	(258,796)
Stage Stores, Inc.	7,000	(130,830)
Tiffany & Co.	10,580	(1,060,645)

		(8,055,847)

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)	Shares	Value (Note 2)
Technology Hardware, Storage & Peripherals
Cray, Inc.*	12,900	$(343,140)
Fusion-io, Inc.*	40,000	(452,000)
Seagate Technology PLC	5,510	(313,078)
Silicon Graphics International Corp.*	12,200	(117,364)

		(1,225,582)

Textiles, Apparel & Luxury Goods — (0.1)%
Crocs, Inc.*	15,900	(238,977)
Kate Spade & Co.*	14,600	(556,844)
NIKE, Inc. (Class B Stock)	4,030	(312,527)
PVH Corp	6,600	(769,560)
Quiksilver, Inc.*	72,100	(258,118)
Under Armour, Inc. (Class A Stock)*	24,130	(1,435,494)

		(3,571,520)

Thrifts & Mortgage Finance
EverBank Financial Corp.	19,200	(387,072)
MGIC Investment Corp.*	156,817	(1,448,989)
New York Community Bancorp, Inc.	27,000	(431,460)
People’s United Financial, Inc.	25,600	(388,352)

		(2,655,873)

Tobacco
Altria Group, Inc.	11,488	(481,807)
Universal Corp.	14,117	(781,376)

		(1,263,183)

Trading Companies & Distributors — (0.1)%
Air Lease Corp.	4,700	(181,326)
Beacon Roofing Supply, Inc.*	9,700	(321,264)
Fastenal Co.	30,500	(1,509,445)
GATX Corp.	3,950	(264,413)
MSC Industrial Direct Co., Inc. (Class A Stock)	3,900	(372,996)
NOW, Inc.*	8,195	(296,741)
TAL International Group, Inc.*	13,000	(576,680)

		(3,522,865)

Transportation Infrastructure
Aegean Marine Petroleum Network, Inc. (Greece)	4,497	(45,375)

Water Utilities
Aqua America, Inc.	26,125	(684,999)

Wireless Telecommunication Services
SBA Communications Corp. (Class A Stock)*	12,100	(1,237,830)
United States Cellular Corp.*	5,700	(232,560)

		(1,470,390)

TOTAL COMMON STOCKS (proceeds received $267,969,122)		(311,326,683)

		Shares	Value (Note 2)
EXCHANGE TRADED FUND
SPDR S&P Regional Banking (proceeds received $8,964)		222	$(8,951)

PREFERRED STOCK
Automobiles
Volkswagen AG (Germany) (PRFC) (proceeds received $1,391,983)		6,764	(1,771,604)

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS
Automobiles
Ford Motor Co.,
Sr. Unsec’d. Notes
4.250%	11/15/16	400	(799,250)

Pharmaceuticals
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
0.250%	02/01/26	300	(383,438)

TOTAL CORPORATE BONDS (proceeds received $1,121,457)			(1,182,688)

U.S. GOVERNMENT AGENCY OBLIGATIONS — (0.5)%
Federal National Mortgage Assoc.
3.000%	TBA	2,000	(1,975,782)
3.500%	TBA	2,000	(2,058,750)
4.000%	TBA	1,000	(1,061,250)
4.500%	TBA	22,000	(23,771,176)
4.500%	TBA	3,000	(3,248,907)
5.500%	TBA	2,000	(2,239,130)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $34,242,111)			(34,354,995)

U.S. TREASURY OBLIGATION
U.S. Treasury Notes (proceeds received $675,188)
0.250%	08/15/15	675	(675,633)

TOTAL SECURITIES SOLD SHORT (proceeds received $305,408,825)			(349,320,554)

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

OPTIONS WRITTEN*	Counterparty	Notional Amount (000)#			Value (Note 2)
Call Options
90 Day Euro Euribor,
expiring 12/15/14, Strike Price $99.50		EUR	41,000		$(48,071)
10 Year Euro-Bund,
expiring 07/25/14, Strike Price $147.50		EUR	3,100		(16,555)
expiring 07/25/14, Strike Price $148.00		EUR	2,500		(8,216)
10 Year U.S. Treasury Notes Futures,
expiring 08/30/14, Strike Price $126.50			130		(14,219)
Allergan, Inc.,
expiring 07/19/14, Strike Price $155.00			—	(r)	(1,440)
expiring 07/19/14, Strike Price $160.00			—	(r)	(1,170)
expiring 07/19/14, Strike Price $165.00			—	(r)	(740)
expiring 09/20/14, Strike Price $155.00			—	(r)	(1,890)
expiring 09/20/14, Strike Price $160.00			—	(r)	(1,500)
British Pound Futures,
expiring 07/30/14, Strike Price $172.00			88		(6,125)
expiring 07/30/14, Strike Price $172.50			168		(5,044)
expiring 07/31/14, Strike Price $171.50			163		(27,625)
expiring 08/30/14, Strike Price $172.50			163		(76,375)
expiring 08/30/14, Strike Price $173.00			82		(28,656)
CBS Corp. (Class B Stock),
expiring 07/19/14, Strike Price $80.00			10		(202)
CBS Outdoor Americas, Inc.,
expiring 07/19/14, Strike Price $45.00			9		(450)
Currency Option USD vs BRL,
expiring 08/29/14, @ FX Rate 2.40	Goldman Sachs & Co.		1,800		(4,233)
expiring 03/09/15, @ FX Rate 2.54	Citigroup Global Markets		1,900		(35,693)
expiring 03/11/15, @ FX Rate 2.60	Citigroup Global Markets		1,900		(29,123)
expiring 05/29/15, @ FX Rate 2.65	Goldman Sachs & Co.		700		(15,419)
expiring 06/02/15, @ FX Rate 2.71	Goldman Sachs & Co.		1,100		(21,035)
expiring 06/08/15, @ FX Rate 2.6 5	Goldman Sachs & Co.		2,000		(46,272)
expiring 06/08/15, @ FX Rate 2.65	Morgan Stanley		600		(13,882)
expiring 06/10/15, @ FX Rate 2.64	Bank of America		1,200		(28,889)
Currency Option USD vs INR,
expiring 07/25/14, @ FX Rate 60.40	Citigroup Global Markets		300		(1,716)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#			Value (Note 2)
Call Options (continued)
expiring 07/31/14, @ FX Rate 60.60	UBS AG		600		$(3,548)
expiring 08/14/14, @ FX Rate 61.30	Citigroup Global Markets		2,500		(12,603)
expiring 08/14/14, @ FX Rate 61.30	Morgan Stanley		500		(2,520)
expiring 08/20/14, @ FX Rate 61.10	Bank of America Credit Suisse		1,300		(8,957)
expiring 08/21/14, @ FX Rate 60.00	First Boston Corp.		700		(10,564)
expiring 08/21/14, @ FX Rate 60.00	Hong Kong & Shanghai Bank		900		(13,582)
DAX Index,
expiring 07/31/14, Strike Price $1,030.00		EUR	2		(10,031)
expiring 07/31/14, Strike Price $1,035.00		EUR	1		(3,208)
expiring 08/30/14, Strike Price $1,045.00		EUR	1		(14,212)
Euro STOXX 50 Index,
expiring 07/30/14, Strike Price $3,400.00		EUR	2		(2,344)
expiring 07/31/14, Strike Price $3,375.00		EUR	4		(8,492)
expiring 08/30/14, Strike Price $3,475.00		EUR	2		(4,102)
expiring 09/30/14, Strike Price $3,025.00		EUR	2		(90,374)
Fusion-Io, Inc.,
expiring 09/20/14, Strike Price $11.00			13		(4,410)
Japanese Yen Futures,
expiring 07/31/14, Strike Price $101.00			274		(1,369)
expiring 07/31/14, Strike Price $101.50			53		(263)
expiring 07/31/14, Strike Price $102.20			221		(1,106)
expiring 08/30/14, Strike Price $100.50			108		(22,575)
expiring 08/30/14, Strike Price $101.00			163		(22,750)
expiring 08/30/14, Strike Price $101.50			375		(37,500)
Mallinckrodt PLC,
expiring 10/18/14, Strike Price $95.00			6		(10,915)
Opentable, Inc.,
expiring 10/18/14, Strike Price $45.00			—	(r)	(5,670)
S&P 500 Index,
expiring 07/19/14, Strike Price $1,990.00			13		(33,800)
expiring 07/19/14, Strike Price $2,000.00			21		(25,680)
Time Warner Cable, Inc.,
expiring 07/19/14, Strike Price $130.00			—	(r)	(1,670)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#			Value (Note 2)
Call Options (continued)
expiring 01/17/15, Strike Price $130.00			—	(r)	$(3,820)

					(790,605)

Put Options
90 Day Euribor,
expiring 12/15/14, Strike Price $99.50		EUR	41,000		(351)
5 Year CDX.O HY,22.V2,
expiring 10/15/14, Strike Price $99.00	Bank of America		3,900		(7,050)
5 Year iTraxx.O EU.20,
expiring 09/17/14, Strike Price $1.10	JPMorgan Chase	EUR	300		(125)
5 Year iTraxx.O EU.21,
expiring 07/15/14, Strike Price $0.75	Credit Suisse First Boston Corp.	EUR	1,400		(355)
expiring 09/17/14, Strike Price $0.90	BNP Paribas	EUR	2,800		(2,640)
expiring 09/17/14, Strike Price $0.95	Citigroup Global Markets	EUR	600		(454)
expiring 09/17/14, Strike Price $0.95	Goldman Sachs & Co.	EUR	300		(227)
expiring 09/17/14, Strike Price $0.95	JPMorgan Chase	EUR	600		(454)
expiring 09/17/14, Strike Price $1.00	Citigroup Global Markets	EUR	200		(121)
expiring 09/17/14, Strike Price $1.10	BNP Paribas	EUR	600		(249)
5 Year iTraxx.O RU.21,
expiring 09/17/14, Strike Price $1.10	Goldman Sachs & Co.	EUR	200		(83)
10 Year U.S. Treasury Notes Futures,
expiring 08/30/14, Strike Price $122.50			259		(8,094)
expiring 08/30/14, Strike Price $123.00			215		(10,078)
expiring 08/31/14, Strike Price $121.50			131		(2,047)
expiring 08/31/14, Strike Price $122.00			242		(3,781)
expiring 09/30/14, Strike Price $121.50			86		(5,375)
expiring 09/30/14, Strike Price $122.00			86		(8,063)
British Pound Futures,
expiring 07/30/14, Strike Price $165.00			244		(2,439)
expiring 07/31/14, Strike Price $163.50			6		(56)
expiring 07/31/14, Strike Price $164.00			3		(31)
expiring 07/31/14, Strike Price $164.50			153		(1,531)
expiring 08/30/14, Strike Price $163.00			163		(1,625)
expiring 08/30/14, Strike Price $163.50			163		(1,631)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#		Value (Note 2)
Put Options (continued)
Currency Option USD vs JPY,
expiring 02/18/16, @ FX Rate 91.00	Barclays Capital Group		1,400	$(20,070)
expiring 02/18/16, @ FX Rate 91.00	Goldman Sachs & Co.		1,700	(24,370)
expiring 02/18/16, @ FX Rate 91.00	JPMorgan Chase		3,600	(51,608)
expiring 04/21/16, @ FX Rate 92.00	Deutsche Bank AG		1,900	(37,962)
expiring 04/21/16, @ FX Rate 94.75	Barclays Capital Group		1,300	(33,073)
expiring 04/21/16, @ FX Rate 94.75	Barclays Capital Group		400	(10,176)
expiring 05/19/16, @ FX Rate 93.00	Citigroup Global Markets		900	(18,864)
expiring 02/18/19, @ FX Rate 80.00	Bank of America		2,800	(113,835)
expiring 02/28/19, @ FX Rate 80.00	Bank of America		1,500	(61,752)
Currency Option USD vs ZAR,
expiring 07/16/14, @ FX Rate 10.60	Deutsche Bank AG		2,800	(15,128)
expiring 07/16/14, @ FX Rate 10.67	Goldman Sachs & Co.		2,600	(22,289)
expiring 07/17/14, @ FX Rate 10.57	Citigroup Global Markets		1,400	(6,260)
expiring 07/17/14, @ FX Rate 10.61	Citigroup Global Markets		2,300	(13,673)
expiring 07/17/14, @ FX Rate 10.64	Goldman Sachs & Co.		2,500	(18,112)
expiring 07/21/14, @ FX Rate 10.53	Citigroup Global Markets		800	(3,066)
expiring 07/23/14, @ FX Rate 10.50	Deutsche Bank AG		3,500	(11,678)
DAX Index,
expiring 07/30/14, Strike Price $9,400.00		EUR	1	(28,131)
expiring 07/30/14, Strike Price $9,450.00		EUR	1	(33,698)
expiring 07/31/14, Strike Price $93.00		EUR	1	(19,926)
expiring 07/31/14, Strike Price $8,600.00		EUR	1	(1,951)
expiring 07/31/14, Strike Price $8,650.00		EUR	1	(4,256)
expiring 08/30/14, Strike Price $9,100.00		EUR	2	(75,147)
expiring 08/30/14, Strike Price $9,150.00		EUR	1	(52,452)
expiring 09/30/14, Strike Price $9,650.00		EUR	1	(266,658)
Euro STOXX 50 Index,
expiring 07/30/14, Strike Price $2,600.00		EUR	2	(1,172)
expiring 07/30/14, Strike Price $3,100.00		EUR	4	(50,987)
expiring 07/31/14, Strike Price $2,800.00		EUR	2	(3,026)

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#		Value (Note 2)
Put Options (continued)
expiring 07/31/14, Strike Price $2,825.00		EUR	2	$(3,648)
expiring 07/31/14, Strike Price $3,025.00		EUR	2	(12,600)
expiring 07/31/14, Strike Price $3,075.00		EUR	4	(40,504)
expiring 08/30/14, Strike Price $2,975.00		EUR	4	(57,463)
expiring 08/30/14, Strike Price $3,025.00		EUR	2	(43,955)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 05/16/14, Strike Price $4.00	JPMorgan Chase		200	(1,332)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		2,700	(1,766)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		500	(324)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		300	(194)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank AG		500	(237)
expiring 04/22/24, Strike Price $43.27	JPMorgan Chase		800	(5,118)
Interest Rate Swap Options,
Receive a fixed rate of 1.24% and pay a floating rate based on 3 Month LIBOR, expiring 11/10/14	Goldman Sachs & Co.	EUR	5,000	(2,851)
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 09/21/15	Bank of America		8,000	(121,183)
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 09/21/15	Citigroup Global Markets		5,000	(75,741)
Japanese Yen Futures,
expiring 07/31/14, Strike Price $95.50			299	(1,494)
expiring 07/31/14, Strike Price $96.00			403	(2,013)
expiring 08/30/14, Strike Price $94.50			109	(2,175)
expiring 08/30/14, Strike Price $95.00			320	(9,600)
expiring 08/30/14, Strike Price $95.50			324	(14,569)
S&P 500 Index,
expiring 07/19/14, Strike Price $1,630.00			13	(3,325)
expiring 07/19/14, Strike Price $1,640.00			11	(2,775)
expiring 07/19/14, Strike Price $1,660.00			11	(4,440)

OPTIONS WRITTEN* (continued)	Notional Amount (000)#	Value (Note 2)
Put Options (continued)
expiring 07/19/14, Strike Price $1,800.00	24	$(27,140)
expiring 07/19/14, Strike Price $1,810.00	5	(5,400)
expiring 07/19/14, Strike Price $1,830.00	13	(18,060)
expiring 07/19/14, Strike Price $1,840.00	26	(43,395)
expiring 07/19/14, Strike Price $1,860.00	17	(36,765)
expiring 07/19/14, Strike Price $1,870.00	13	(30,960)
expiring 07/19/14, Strike Price $1,880.00	18	(51,731)
expiring 08/16/14, Strike Price $1,700.00	11	(21,400)
expiring 08/16/14, Strike Price $1,740.00	9	(19,350)
expiring 08/16/14, Strike Price $1,750.00	24	(61,124)
expiring 08/16/14, Strike Price $1,760.00	13	(34,185)
expiring 08/16/14, Strike Price $1,780.00	24	(80,240)
expiring 08/16/14, Strike Price $1,790.00	11	(34,240)
expiring 08/16/14, Strike Price $1,800.00	11	(42,800)
expiring 08/16/14, Strike Price $1,880.00	22	(212,660)
expiring 09/20/14, Strike Price $1,945.00	4	(130,610)

		(2,313,547)

TOTAL OPTIONS WRITTEN (premiums received $4,839,680)		(3,104,152)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 99.2% (cost $6,793,979,852)		7,934,363,389
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 0.8%		60,190,446

NET ASSETS — 100.0%		$7,994,553,835

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

ADS	American Depositary Security
ASX	Australian Securities Exchange
BABs	Build America Bonds
BBSW	Australian Bank Bill Swap Reference Rate
BCOMTR	Bloomberg Commodity Index Total Return
bps	Basis Points
CAC	French Stock Index
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVR	Contingent Value Rights
CVT	Convertible Security
DAX	German Stock Index
EAFE	Europe, Australasia, Far East
ETF	Exchange Traded Fund
Euribor	Euro Interbank Offered Rate
FDIC	Federal Deposit Insurance Corp.
FRC	Financial Reporting Council
FTSE	Financial Times Stock Exchange
IBEX	Spanish Stock Index
iBoxx	Bond Market Indices
IO	Interest Only
iTraxx	International Credit Default Index
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MBS	Mortgage-Backed Security
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
N/A	Not Applicable
NYSE	New York Stock Exchange
NSA	Non-Seasonally Adjusted
NDDUEAFE	MSCI EAFE Index
PRFC	Preference Shares
PIK	Payment-in-Kind
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit
SPDR	Standard & Poor’s Depositary Receipts
SPI	Swiss Performance Index
STOXX	Blue-chip index for the Eurozone
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
UTS	Unit Investment Trust
ULSD	Ultra Low Sulfur Diesel
W/I	When Issued
WTI	West Texas Intermediate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound

HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $205,118,183; cash collateral of $210,315,459 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post-maturity.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by U.S. Treasury Obligations (coupon rates 0.375%-3.125%, maturity dates 03/31/16-02/15/42), with the aggregate value, including accrued interest, of $75,096,008. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2014.

(q)	The aggregate value of securities sold short is $349,320,554. Deposit with Credit Suisse First Boston Corp., JPMorgan Chase and BNP Paribas combined with securities segregated as collateral in an amount of $590,196,161, exceeds the value of securities sold short as of June 30, 2014. Securities sold short are subject to contractual netting arrangements.

(r)	Notional amount is less than $500 par.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(u)	Represents security, or a portion thereof, segregated as collateral for short contracts. The aggregate value of such securities is $285,764,500.

(v)	Includes an amount of $2,451,782 segregated as collateral for swap agreements.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
650	90 Day Euro Dollar	Sep. 2014	$162,012,807	$162,110,000	$97,193
463	90 Day Euro Dollar	Dec. 2014	115,353,765	115,431,688	77,923
42	90 Day Euro Euribor	Sep. 2014	14,335,239	14,352,492	17,253
30	90 Day Euro Euribor	Dec. 2014	10,235,348	10,253,321	17,973
71	90 Day Sterling	Sep. 2014	15,078,831	15,089,110	10,279
88	2 Year U.S. Treasury Notes	Sep. 2014	19,333,875	19,324,250	(9,625)
86	5 Year U.S. Treasury Notes	Sep. 2014	10,284,391	10,273,641	(10,750)
134	10 Year Euro-Bund	Sep. 2014	26,589,388	26,974,312	384,924
20	10 Year Mini Japanese Government Bonds	Sep. 2014	2,867,025	2,875,278	8,253
601	10 Year U.K. Gilt	Sep. 2014	113,221,979	113,057,777	(164,202)
1,489	10 Year U.S. Treasury Notes	Sep. 2014	186,295,718	186,380,922	85,204
105	CAC40 10 Euro	Jul. 2014	6,455,669	6,357,798	(97,871)
65	DAX Index	Sep. 2014	22,046,641	21,938,502	(108,139)
870	Euro STOXX 50	Sep. 2014	38,779,511	38,502,533	(276,978)
219	Euro-BTP Italian Government Bond	Sep. 2014	37,165,521	37,838,450	672,929
85	FTSE 100 Index	Sep. 2014	9,772,650	9,762,373	(10,277)
41	FTSE/MIB Index	Sep. 2014	6,157,812	5,979,892	(177,920)
11	Hang Seng Index	Jul. 2014	1,615,317	1,639,554	24,237
85	Mini MSCI EAFE Index	Sep. 2014	8,320,559	8,367,825	47,266
183	Russell 2000 Mini Index	Sep. 2014	21,174,015	21,782,490	608,475
189	S&P 500 E-Mini	Sep. 2014	18,301,343	18,450,180	148,837
355	S&P 500 Index	Sep. 2014	171,141,063	173,275,500	2,134,437
515	S&P Mid 400 E-Mini	Sep. 2014	72,020,175	73,608,950	1,588,775
202	TOPIX Index	Sep. 2014	24,549,533	25,173,980	624,447

					5,692,643

Short Positions:
73	90 Day Sterling	Sep. 2015	15,399,374	15,371,265	28,109
163	2 Year U.S. Treasury Notes	Sep. 2014	35,810,516	35,793,781	16,735
35	3 Year Australian Treasury Bonds	Sep. 2014	9,591,923	9,612,173	(20,250)
83	5 Year U.S. Treasury Notes	Sep. 2014	9,915,299	9,915,258	41
662	10 Year Australian Treasury Bonds	Sep. 2014	556,801,625	558,105,810	(1,304,185)
950	10 Year Canadian Government Bonds	Sep. 2014	119,889,479	121,063,680	(1,174,201)
212	10 Year Euro-Bund	Sep. 2014	42,055,779	42,675,777	(619,998)
9	10 Year Japanese Bonds	Sep. 2014	12,897,883	12,939,638	(41,755)
6	10 Year U.K. Gilt	Sep. 2014	1,127,926	1,128,697	(771)
269	10 Year U.S. Treasury Notes	Sep. 2014	33,527,391	33,671,235	(143,844)
19	10 Year USD Deliverable Interest Rate Swap	Sep. 2014	1,977,484	1,995,297	(17,813)
40	20 Year U.S. Treasury Bonds	Sep. 2014	5,446,047	5,487,500	(41,453)
26	30 Year USD Deliverable Interest Rate Swap	Sep. 2014	2,882,750	2,939,625	(56,875)
3	Amsterdam Index	Jul. 2014	341,860	339,518	2,342
83	ASX SPI 200 Index	Sep. 2014	10,520,014	10,475,766	44,248
11	IBEX 35 Index	Jul. 2014	1,642,770	1,635,088	7,682
607	S&P 500 E-Mini	Sep. 2014	58,660,219	59,255,340	(595,121)
17	S&P/TSX 60 Index	Sep. 2014	2,724,129	2,752,055	(27,926)
47	TOPIX Index	Sep. 2014	5,770,347	5,857,312	(86,965)

					(4,032,000)

					$1,660,643

Commodity futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
6	Brent Crude	Aug. 2014	$648,780	$674,160	$25,380
144	Brent Crude	Sep. 2014	15,385,526	16,138,080	752,554
119	Coffee ’C’	Sep. 2014	7,726,575	7,813,837	87,262

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Commodity futures contracts open at June 30, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions (continued)
17	Coffee ‘C’	Mar. 2015	$1,152,600	$1,159,613	$7,013
116	Copper	Sep. 2014	8,866,552	9,290,150	423,598
87	Copper	Dec. 2014	6,683,685	6,962,175	278,490
437	Corn	Sep. 2014	9,710,312	9,149,687	(560,625)
217	Corn	Dec. 2014	5,282,353	4,613,963	(668,390)
212	Corn	Mar. 2015	4,885,587	4,624,250	(261,337)
85	Cotton No. 2	Dec. 2014	3,351,991	3,124,175	(227,816)
11	Cotton No. 2	Mar. 2015	428,555	412,225	(16,330)
41	Gasoline RBOB	Sep. 2014	5,007,660	5,175,471	167,811
44	Gasoline RBOB	Oct. 2014	5,075,536	5,242,036	166,500
301	Gold 100 OZ	Aug. 2014	38,959,640	39,792,200	832,560
49	Hard Red Winter Wheat	Sep. 2014	1,775,950	1,715,613	(60,337)
48	Hard Red Winter Wheat	Dec. 2014	1,856,575	1,695,600	(160,975)
78	Live Cattle	Aug. 2014	4,354,914	4,682,340	327,426
73	Live Cattle	Apr. 2015	4,414,496	4,520,160	105,664
23	LME Copper	Sep. 2014	3,859,110	4,038,800	179,690
85	LME Nickel	Jul. 2014	8,805,099	9,681,840	876,741
42	LME Nickel	Sep. 2014	4,711,014	4,797,324	86,310
35	LME Nickel	Dec. 2014	3,987,888	4,006,800	18,912
328	LME PRI Aluminum	Jul. 2014	14,905,434	15,282,750	377,316
206	LME PRI Aluminum	Sep. 2014	9,671,509	9,737,363	65,854
79	LME PRI Aluminum	Dec. 2014	3,726,974	3,774,225	47,251
146	LME Zinc	Jul. 2014	7,409,290	8,074,713	665,423
128	LME Zinc	Sep. 2014	6,601,963	7,104,000	502,037
83	LME Zinc	Dec. 2014	4,427,465	4,625,175	197,710
178	Natural Gas	Aug. 2014	8,321,500	7,940,580	(380,920)
286	Natural Gas	Sep. 2014	13,174,910	12,698,400	(476,510)
42	Natural Gas	Jan. 2015	1,976,780	1,926,540	(50,240)
110	Natural Gas	Apr. 2015	4,525,580	4,478,100	(47,480)
69	No. 2 Soft Red Winter Wheat	Dec. 2014	2,506,462	2,063,963	(442,499)
67	No. 2 Soft Red Winter Wheat	Mar. 2015	2,406,353	2,074,487	(331,866)
39	NY Harbor ULSD	Sep. 2014	4,785,152	4,890,249	105,097
39	NY Harbor ULSD	Dec. 2014	4,781,074	4,928,906	147,832
139	Silver	Sep. 2014	13,287,390	14,633,920	1,346,530
172	Soybean	Nov. 2014	10,481,085	9,952,350	(528,735)
29	Soybean	May 2015	1,777,513	1,704,837	(72,676)
146	Soybean Meal	Dec. 2014	5,712,227	5,364,040	(348,187)
21	Soybean Meal	May 2015	819,286	775,950	(43,336)
226	Soybean Oil	Dec. 2014	5,298,288	5,308,740	10,452
96	Soybean Oil	Mar. 2015	2,267,016	2,274,048	7,032
570	Sugar #11 (World)	Oct. 2014	11,305,291	11,497,584	192,293
46	WTI Crude	Aug. 2014	4,870,020	4,847,020	(23,000)
117	WTI Crude	Sep. 2014	12,021,260	12,253,410	232,150
40	Brent Crude	Dec. 2014	4,214,620	4,432,400	217,780
71	Lean Hogs	Aug. 2014	3,689,950	3,772,230	82,280
83	Lean Hogs	Oct. 2014	2,911,431	3,781,480	870,049
144	No. 2 Soft Red Winter Wheat	Sep. 2014	4,414,475	4,158,000	(256,475)
80	WTI Crude	Dec. 2014	7,556,120	8,174,400	618,280

					5,063,543

Short Positions:
16	Gas Oil	Aug. 2014	1,491,150	1,470,000	21,150
85	LME Nickel	Jul. 2014	9,556,704	9,681,840	(125,136)
2	LME Nickel	Dec. 2014	217,956	228,960	(11,004)
328	LME PRI Aluminum	Jul. 2014	15,260,156	15,282,750	(22,594)
133	LME PRI Aluminum	Sep. 2014	6,194,113	6,286,744	(92,631)
146	LME Zinc	Jul. 2014	7,489,110	8,074,713	(585,603)
58	LME Zinc	Sep. 2014	3,042,195	3,219,000	(176,805)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Commodity futures contracts open at June 30, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Short Positions (continued)
25	LME Zinc	Dec. 2014	$1,326,275	$1,393,125	$(66,850)

					(1,059,473)

					$4,004,070

(1)	Cash of $8,110,997 and U.S. Treasury Securities with a market value of $54,962,985 have been segregated with Credit Suisse First Boston Corp., Goldman Sachs & Co. and Morgan Stanley to cover requirement for open contracts at June 30, 2014. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of June 30, 2014.

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/02/14	Bank of America	AUD	219	$205,650	$206,473	$823
Expiring 07/02/14	Deutsche Bank AG	AUD	15,387	14,513,536	14,506,718	(6,818)
Expiring 08/05/14	BNP Paribas	AUD	1,329	1,247,269	1,249,652	2,383
Expiring 08/05/14	BNP Paribas	AUD	801	750,574	753,176	2,602
Expiring 08/05/14	BNP Paribas	AUD	774	722,768	727,788	5,020
Expiring 08/05/14	Deutsche Bank AG	AUD	231	217,360	217,208	(152)
Expiring 09/17/14	Barclays Capital Group	AUD	12,345	11,478,055	11,573,943	95,888
Expiring 09/17/14	Barclays Capital Group	AUD	3,890	3,623,836	3,647,429	23,593
Expiring 09/17/14	Barclays Capital Group	AUD	1,775	1,653,785	1,664,552	10,767
Expiring 09/17/14	Morgan Stanley	AUD	6,584	6,119,736	6,172,956	53,220
Expiring 09/17/14	Morgan Stanley	AUD	4,896	4,581,594	4,590,542	8,948
Expiring 09/17/14	Morgan Stanley	AUD	2,901	2,718,518	2,720,299	1,781
Expiring 09/17/14	Morgan Stanley	AUD	2,574	2,408,245	2,412,967	4,722
Brazilian Real,
Expiring 07/02/14	Barclays Capital Group	BRL	8,060	3,567,039	3,645,466	78,427
Expiring 07/02/14	Barclays Capital Group	BRL	947	419,705	428,221	8,516
Expiring 07/02/14	BNP Paribas	BRL	17,125	7,483,080	7,745,762	262,682
Expiring 07/02/14	BNP Paribas	BRL	11,169	4,992,993	5,051,733	58,740
Expiring 07/02/14	Citigroup Global Markets	BRL	10,868	4,851,764	4,915,426	63,662
Expiring 07/02/14	Citigroup Global Markets	BRL	3,904	1,744,614	1,765,928	21,314
Expiring 07/02/14	Credit Suisse First Boston Corp.	BRL	4,711	2,104,704	2,130,655	25,951
Expiring 07/02/14	Credit Suisse First Boston Corp.	BRL	346	153,000	156,468	3,468
Expiring 07/02/14	Credit Suisse First Boston Corp.	BRL	201	89,000	90,997	1,997
Expiring 07/02/14	Goldman Sachs & Co.	BRL	1,065	475,000	481,576	6,576
Expiring 07/02/14	Goldman Sachs & Co.	BRL	712	317,000	321,819	4,819
Expiring 07/02/14	Goldman Sachs & Co.	BRL	651	288,000	294,462	6,462
Expiring 07/02/14	Goldman Sachs & Co.	BRL	370	163,000	167,137	4,137
Expiring 07/02/14	Goldman Sachs & Co.	BRL	369	163,000	166,989	3,989
Expiring 07/02/14	JPMorgan Chase	BRL	5,439	2,429,818	2,460,162	30,344
Expiring 07/02/14	JPMorgan Chase	BRL	379	169,074	171,491	2,417
Expiring 07/15/14	Citigroup Global Markets	BRL	12,363	5,453,507	5,569,152	115,645
Expiring 07/15/14	Citigroup Global Markets	BRL	5,650	2,492,500	2,545,131	52,631
Expiring 07/15/14	Citigroup Global Markets	BRL	2,823	1,254,574	1,271,853	17,279
Expiring 08/04/14	Bank of America	BRL	1,250	554,000	559,883	5,883
Expiring 08/04/14	Citigroup Global Markets	BRL	1,079	477,000	483,005	6,005
Expiring 08/04/14	Credit Suisse First Boston Corp.	BRL	1,376	596,000	615,912	19,912
Expiring 08/04/14	JPMorgan Chase	BRL	10,675	4,725,566	4,779,873	54,307
Expiring 08/04/14	JPMorgan Chase	BRL	2,923	1,293,935	1,308,805	14,870
British Pound,
Expiring 07/02/14	Deutsche Bank AG	GBP	15,379	26,137,003	26,319,445	182,442
Expiring 07/02/14	JPMorgan Chase	GBP	2,357	3,998,313	4,033,682	35,369
Expiring 07/02/14	JPMorgan Chase	GBP	1,426	2,426,046	2,440,403	14,357
Expiring 07/02/14	JPMorgan Chase	GBP	1,006	1,707,809	1,721,631	13,822
Expiring 08/05/14	Goldman Sachs & Co.	GBP	1,891	3,219,255	3,235,281	16,026
Expiring 09/17/14	Barclays Capital Group	GBP	2,265	3,801,918	3,874,214	72,296

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)			Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound (continued),
Expiring 09/17/14	Morgan Stanley	GBP	19,347		$32,470,087	$33,087,532	$617,445
Expiring 09/17/14	Morgan Stanley	GBP	11,659		19,581,863	19,940,547	358,684
Expiring 09/17/14	Morgan Stanley	GBP	8,280		13,906,219	14,160,941	254,722
Expiring 09/17/14	Morgan Stanley	GBP	1,301		2,202,190	2,224,362	22,172
Expiring 09/17/14	Morgan Stanley	GBP	865		1,471,307	1,478,713	7,406
Expiring 09/17/14	UBS AG	GBP	1,438		2,408,107	2,458,501	50,394
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	22		37,585	37,742	157
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	5		7,980	8,148	168
Canadian Dollar,
Expiring 07/07/14	Royal Bank of Scotland Group PLC	CAD	—	(r)	57	59	2
Expiring 09/17/14	Barclays Capital Group	CAD	8,290		7,716,063	7,753,951	37,888
Expiring 09/17/14	Barclays Capital Group	CAD	7,251		6,773,415	6,781,857	8,442
Expiring 09/17/14	Barclays Capital Group	CAD	7,186		6,690,884	6,721,012	30,128
Expiring 09/17/14	Barclays Capital Group	CAD	6,874		6,319,729	6,429,575	109,846
Expiring 09/17/14	Barclays Capital Group	CAD	3,753		3,450,791	3,510,198	59,407
Expiring 09/17/14	Barclays Capital Group	CAD	1,291		1,206,650	1,207,703	1,053
Expiring 09/17/14	Morgan Stanley	CAD	6,137		5,642,044	5,740,151	98,107
Expiring 09/17/14	Morgan Stanley	CAD	5,614		5,141,458	5,250,682	109,224
Expiring 09/17/14	Morgan Stanley	CAD	2,927		2,727,081	2,737,838	10,757
Expiring 09/17/14	Morgan Stanley	CAD	2,459		2,260,817	2,300,135	39,318
Expiring 09/17/14	Morgan Stanley	CAD	2,009		1,839,738	1,878,623	38,885
Expiring 09/17/14	Morgan Stanley	CAD	13		11,514	11,729	215
Expiring 09/17/14	Morgan Stanley	CAD	1		1,172	1,192	20
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CAD	3,427		3,145,877	3,205,096	59,219
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CAD	30		27,533	28,150	617
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CAD	6		5,734	5,840	106
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CAD	3		2,314	2,366	52
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CAD	2		2,129	2,180	51
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CAD	1		1,279	1,310	31
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CAD	1		1,056	1,073	17
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CAD	1		701	712	11
Chinese Yuan,
Expiring 07/23/14	Barclays Capital Group	CNY	7,973		1,283,496	1,281,855	(1,641)
Expiring 07/23/14	Citigroup Global Markets	CNY	6,834		1,100,051	1,098,733	(1,318)
Expiring 07/23/14	UBS AG	CNY	7,973		1,283,083	1,281,856	(1,227)
Expiring 07/23/14	UBS AG	CNY	1,522		244,913	244,679	(234)
Expiring 09/08/15	Barclays Capital Group	CNY	1,596		260,000	253,959	(6,041)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,448		571,428	548,470	(22,958)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,530		252,893	243,396	(9,497)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,090		177,000	173,451	(3,549)
Expiring 09/08/15	Morgan Stanley	CNY	738		120,000	117,403	(2,597)
Expiring 09/08/15	Morgan Stanley	CNY	554		90,000	88,124	(1,876)
Danish Krone,
Expiring 07/01/14	Deutsche Bank AG	DKK	3,320		606,077	609,754	3,677
Euro,
Expiring 07/02/14	Barclays Capital Group	EUR	33,841		45,993,303	46,338,846	345,543
Expiring 07/02/14	JPMorgan Chase	EUR	1,094		1,480,561	1,498,026	17,465
Expiring 07/02/14	JPMorgan Chase	EUR	434		591,817	594,281	2,464

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)			Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued),
Expiring 07/02/14	Morgan Stanley	EUR	30,220		$41,083,513	$41,379,991	$296,478
Expiring 07/02/14	Royal Bank of Scotland Group PLC	EUR	71,305		97,267,151	97,638,706	371,555
Expiring 07/02/14	Royal Bank of Scotland Group PLC	EUR	317		432,579	434,071	1,492
Expiring 07/09/14	Barclays Capital Group	EUR	3		3,985	4,010	25
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	31		43,356	42,953	(403)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	18		23,853	23,995	142
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	16		21,210	21,308	98
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	12		16,019	15,834	(185)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	2		2,340	2,311	(29)
Expiring 08/05/14	Citigroup Global Markets	EUR	3,103		4,223,933	4,249,528	25,595
Expiring 08/07/14	Royal Bank of Scotland Group PLC	EUR	26		35,715	35,346	(369)
Expiring 08/07/14	Royal Bank of Scotland Group PLC	EUR	2		2,189	2,159	(30)
Expiring 08/07/14	Royal Bank of Scotland Group PLC	EUR	1		1,187	1,182	(5)
Expiring 08/07/14	Royal Bank of Scotland Group PLC	EUR	1		1,141	1,129	(12)
Expiring 08/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	459	453	(6)
Expiring 08/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	29	29	—
Expiring 08/21/14	Barclays Capital Group	EUR	293		397,224	401,284	4,060
Expiring 09/17/14	Barclays Capital Group	EUR	24,971		33,951,395	34,202,312	250,917
Expiring 09/17/14	Barclays Capital Group	EUR	13,814		18,781,987	18,920,795	138,808
Expiring 09/17/14	Credit Suisse First Boston Corp.	EUR	13		17,641	17,809	168
Expiring 09/17/14	Credit Suisse First Boston Corp.	EUR	13		17,702	17,810	108
Expiring 09/17/14	Credit Suisse First Boston Corp.	EUR	11		15,016	15,112	96
Expiring 09/17/14	Credit Suisse First Boston Corp.	EUR	10		13,271	13,328	57
Expiring 09/17/14	Royal Bank of Scotland Group PLC	EUR	378		511,634	517,379	5,745
Expiring 09/17/14	Royal Bank of Scotland Group PLC	EUR	13		17,643	17,811	168
Expiring 09/17/14	Royal Bank of Scotland Group PLC	EUR	13		17,701	17,809	108
Expiring 09/17/14	Royal Bank of Scotland Group PLC	EUR	13		17,724	17,809	85
Expiring 09/17/14	Royal Bank of Scotland Group PLC	EUR	13		17,725	17,810	85
Expiring 09/17/14	Royal Bank of Scotland Group PLC	EUR	11		15,017	15,113	96
Expiring 09/17/14	Royal Bank of Scotland Group PLC	EUR	10		13,269	13,325	56
Expiring 09/17/14	UBS AG	EUR	1,625		2,225,287	2,225,778	491
Expiring 12/31/14	Barclays Capital Group	EUR	25		34,122	34,366	244
Expiring 12/31/14	Morgan Stanley	EUR	38		52,261	52,654	393
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	63		85,305	85,751	446
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	48		64,943	65,026	83
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	47		64,282	64,743	461

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued),
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	43	$58,816	$59,087	$271
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	33	45,071	45,358	287
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	17	23,111	23,217	106
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	12	16,495	16,496	1
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	7	9,572	9,602	30
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	5	7,254	7,200	(54)
Indian Rupee,
Expiring 07/23/14	Barclays Capital Group	INR	27,732	469,000	458,354	(10,646)
Expiring 07/23/14	Barclays Capital Group	INR	1,659	28,000	27,420	(580)
Expiring 07/23/14	Deutsche Bank AG	INR	148,226	2,469,000	2,449,885	(19,115)
Expiring 07/23/14	Goldman Sachs & Co.	INR	26,537	441,000	438,606	(2,394)
Expiring 07/23/14	Hong Kong & Shanghai Bank	INR	45,710	772,000	755,497	(16,503)
Expiring 07/23/14	JPMorgan Chase	INR	88,236	1,469,000	1,458,355	(10,645)
Expiring 07/23/14	JPMorgan Chase	INR	63,075	1,066,000	1,042,507	(23,493)
Expiring 07/23/14	JPMorgan Chase	INR	58,331	969,000	964,099	(4,901)
Expiring 07/23/14	JPMorgan Chase	INR	54,528	920,000	901,245	(18,755)
Expiring 07/23/14	JPMorgan Chase	INR	53,607	904,000	886,019	(17,981)
Expiring 07/23/14	JPMorgan Chase	INR	38,118	634,000	630,008	(3,992)
Expiring 07/23/14	JPMorgan Chase	INR	22,560	375,000	372,871	(2,129)
Expiring 07/23/14	JPMorgan Chase	INR	21,362	360,000	353,078	(6,922)
Expiring 07/23/14	JPMorgan Chase	INR	19,398	327,000	320,604	(6,396)
Expiring 07/23/14	UBS AG	INR	75,169	1,276,000	1,242,395	(33,605)
Expiring 07/23/14	UBS AG	INR	25,601	431,000	423,140	(7,860)
Expiring 07/30/14	Barclays Capital Group	INR	5,342	90,000	88,140	(1,860)
Expiring 08/04/14	JPMorgan Chase	INR	10,701	180,000	176,349	(3,651)
Expiring 08/20/14	JPMorgan Chase	INR	56,008	938,000	919,679	(18,321)
Japanese Yen,
Expiring 07/02/14	Barclays Capital Group	JPY	47,400	466,282	467,902	1,620
Expiring 07/02/14	JPMorgan Chase	JPY	2,787,273	27,445,000	27,514,128	69,128
Expiring 07/02/14	JPMorgan Chase	JPY	10,324	101,656	101,912	256
Expiring 08/05/14	Deutsche Bank AG	JPY	41,400	407,073	408,784	1,711
Expiring 09/17/14	Barclays Capital Group	JPY	2,612,523	25,573,561	25,803,665	230,104
Expiring 09/17/14	Morgan Stanley	JPY	7,271,434	71,178,866	71,819,315	640,449
Expiring 09/17/14	Morgan Stanley	JPY	6,091,471	59,566,870	60,164,925	598,055
Expiring 09/17/14	Morgan Stanley	JPY	2,983,301	29,172,910	29,465,808	292,898
Mexican Peso,
Expiring 07/23/14	UBS AG	MXN	6,331	481,987	487,131	5,144
New Zealand Dollar,
Expiring 07/02/14	Deutsche Bank AG	NZD	9,531	8,296,783	8,343,202	46,419
Expiring 09/17/14	Morgan Stanley	NZD	107,746	90,966,388	93,626,433	2,660,045
Expiring 09/17/14	Morgan Stanley	NZD	43,773	36,956,347	38,037,027	1,080,680
Norwegian Krone,
Expiring 09/17/14	Barclays Capital Group	NOK	291,931	48,803,565	47,447,750	(1,355,815)
Expiring 09/17/14	Barclays Capital Group	NOK	196,461	32,843,473	31,931,046	(912,427)
Expiring 09/17/14	Barclays Capital Group	NOK	25,806	4,210,758	4,194,310	(16,448)
Expiring 09/17/14	Barclays Capital Group	NOK	24,794	4,045,631	4,029,828	(15,803)
Expiring 09/17/14	Barclays Capital Group	NOK	19,062	3,101,571	3,098,181	(3,390)
Expiring 09/17/14	Barclays Capital Group	NOK	15,717	2,564,547	2,554,530	(10,017)
Expiring 09/17/14	Barclays Capital Group	NOK	13,249	2,154,627	2,153,416	(1,211)
Expiring 09/17/14	Barclays Capital Group	NOK	11,266	1,833,145	1,831,141	(2,004)
Expiring 09/17/14	Morgan Stanley	NOK	126,614	21,170,839	20,578,768	(592,071)
Expiring 09/17/14	Morgan Stanley	NOK	24,540	4,103,208	3,988,456	(114,752)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone (continued),
Expiring 04/27/16	Royal Bank of Scotland Group PLC	NOK	2,551	$406,761	$408,723	$1,962
Singapore Dollar,
Expiring 09/17/14	Barclays Capital Group	SGD	7,114	5,675,287	5,705,246	29,959
Expiring 09/17/14	Barclays Capital Group	SGD	6,438	5,156,872	5,163,514	6,642
Expiring 09/17/14	Barclays Capital Group	SGD	4,886	3,908,501	3,918,604	10,103
Expiring 09/17/14	Barclays Capital Group	SGD	4,246	3,395,633	3,405,704	10,071
Expiring 09/17/14	Morgan Stanley	SGD	2,573	2,060,352	2,063,235	2,883
South African Rand,
Expiring 10/15/14	JPMorgan Chase	ZAR	1,227	112,541	113,267	726
Swedish Krona,
Expiring 09/17/14	Barclays Capital Group	SEK	39,964	5,955,486	5,976,399	20,913
Expiring 09/17/14	Barclays Capital Group	SEK	23,392	3,509,654	3,498,189	(11,465)
Expiring 09/17/14	Barclays Capital Group	SEK	1,130	167,968	168,990	1,022
Expiring 09/17/14	Morgan Stanley	SEK	43,525	6,550,214	6,508,900	(41,314)
Expiring 09/17/14	Morgan Stanley	SEK	15,459	2,307,604	2,311,769	4,165
Expiring 09/17/14	UBS AG	SEK	110,000	16,513,472	16,449,902	(63,570)
Swiss Franc,
Expiring 09/17/14	Barclays Capital Group	CHF	51	57,131	57,403	272
Expiring 09/17/14	Morgan Stanley	CHF	250	280,063	282,395	2,332
Expiring 09/17/14	Morgan Stanley	CHF	59	66,073	66,509	436
Expiring 09/17/14	Morgan Stanley	CHF	53	59,691	60,053	362
Expiring 09/17/14	Morgan Stanley	CHF	6	6,834	6,902	68

				$1,062,300,490	$1,069,406,418	$7,105,928

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/02/14	BNP Paribas	AUD	15,387	$14,206,691	$14,506,718	$(300,027)
Expiring 07/02/14	BNP Paribas	AUD	1,860	1,717,338	1,753,606	(36,268)
Expiring 08/05/14	Citigroup Global Markets	AUD	1,641	1,538,303	1,543,024	(4,721)
Expiring 08/05/14	Deutsche Bank AG	AUD	15,387	14,478,161	14,468,188	9,973
Expiring 09/17/14	Barclays Capital Group	AUD	18,510	17,204,311	17,353,928	(149,617)
Expiring 09/17/14	Barclays Capital Group	AUD	10,756	10,001,321	10,084,872	(83,551)
Expiring 09/17/14	Morgan Stanley	AUD	2,278	2,129,224	2,135,540	(6,316)
Expiring 09/17/14	UBS AG	AUD	900	829,686	843,811	(14,125)
Brazilian Real,
Expiring 07/02/14	Bank of America	BRL	5,377	2,399,573	2,431,873	(32,300)
Expiring 07/02/14	Citigroup Global Markets	BRL	1,065	475,000	481,791	(6,791)
Expiring 07/02/14	Citigroup Global Markets	BRL	712	317,000	321,805	(4,805)
Expiring 07/02/14	Credit Suisse First Boston Corp.	BRL	12,230	5,467,508	5,531,830	(64,322)
Expiring 07/02/14	Goldman Sachs & Co.	BRL	326	144,000	147,589	(3,589)
Expiring 07/02/14	Hong Kong & Shanghai Bank	BRL	17,125	7,460,586	7,745,763	(285,177)
Expiring 07/02/14	JPMorgan Chase	BRL	10,675	4,768,948	4,828,504	(59,556)
Expiring 07/02/14	JPMorgan Chase	BRL	1,259	520,919	569,222	(48,303)
Expiring 07/02/14	JPMorgan Chase	BRL	90	37,244	40,657	(3,413)
Expiring 07/02/14	Morgan Stanley	BRL	326	144,000	147,231	(3,231)
Expiring 07/02/14	UBS AG	BRL	17,130	7,609,292	7,748,028	(138,736)
Expiring 07/15/14	Barclays Capital Group	BRL	24,726	10,836,270	11,138,305	(302,035)
Expiring 08/04/14	Hong Kong & Shanghai Bank	BRL	1,702	700,813	761,850	(61,037)
Expiring 08/04/14	JPMorgan Chase	BRL	5,439	2,407,715	2,435,385	(27,670)
Expiring 08/04/14	JPMorgan Chase	BRL	2,510	1,032,618	1,123,756	(91,138)
Expiring 08/04/14	JPMorgan Chase	BRL	1,160	480,236	519,202	(38,966)
Expiring 08/04/14	JPMorgan Chase	BRL	897	373,093	401,478	(28,385)
Expiring 08/04/14	JPMorgan Chase	BRL	360	151,026	161,319	(10,293)
Expiring 10/02/14	Citigroup Global Markets	BRL	1,844	792,871	812,216	(19,345)

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)			Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real (continued),
Expiring 10/02/14	Citigroup Global Markets	BRL	46		$19,792	$20,318	$(526)
Expiring 10/02/14	Credit Suisse First Boston Corp.	BRL	2,976		1,285,000	1,311,088	(26,088)
Expiring 10/02/14	Goldman Sachs & Co.	BRL	1,954		841,000	860,593	(19,593)
Expiring 10/02/14	Goldman Sachs & Co.	BRL	1,946		840,678	857,042	(16,364)
Expiring 10/02/14	Goldman Sachs & Co.	BRL	777		337,000	342,090	(5,090)
Expiring 10/02/14	Hong Kong & Shanghai Bank	BRL	6,728		2,904,991	2,963,584	(58,593)
Expiring 01/05/15	Bank of America	BRL	1,304		554,000	559,829	(5,829)
Expiring 01/05/15	Credit Suisse First Boston Corp.	BRL	1,433		596,000	615,606	(19,606)
Expiring 01/05/15	Credit Suisse First Boston Corp.	BRL	1,125		477,000	482,941	(5,941)
Expiring 01/05/15	Credit Suisse First Boston Corp.	BRL	364		153,000	156,371	(3,371)
Expiring 01/05/15	Credit Suisse First Boston Corp.	BRL	212		89,000	90,903	(1,903)
Expiring 01/05/15	Goldman Sachs & Co.	BRL	389		163,000	166,983	(3,983)
Expiring 01/05/15	Goldman Sachs & Co.	BRL	389		163,000	166,829	(3,829)
Expiring 01/05/15	JPMorgan Chase	BRL	3,048		1,293,935	1,308,828	(14,893)
Expiring 07/02/15	BNP Paribas	BRL	18,856		7,483,080	7,746,087	(263,007)
Expiring 07/02/15	BNP Paribas	BRL	344		136,578	141,372	(4,794)
British Pound,
Expiring 07/02/14	BNP Paribas	GBP	18,975		31,951,177	32,473,506	(522,329)
Expiring 07/02/14	JPMorgan Chase	GBP	1,193		2,021,189	2,041,656	(20,467)
Expiring 08/05/14	Deutsche Bank AG	GBP	15,379		26,130,359	26,312,078	(181,719)
Expiring 09/11/14	Barclays Capital Group	GBP	1,815		3,046,494	3,104,295	(57,801)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	GBP	234		397,580	400,091	(2,511)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	GBP	29		48,925	49,186	(261)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	GBP	2		3,955	3,985	(30)
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	134		224,487	228,325	(3,838)
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	103		173,422	174,948	(1,526)
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	82		136,828	138,981	(2,153)
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	47		78,123	79,286	(1,163)
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	5		7,817	7,901	(84)
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	4		6,471	6,566	(95)
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	4		6,285	6,375	(90)
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	1		1,485	1,499	(14)
Canadian Dollar,
Expiring 07/07/14	Royal Bank of Scotland Group PLC	CAD	—	(r)	56	58	(2)
Expiring 09/17/14	Barclays Capital Group	CAD	10,153		9,291,773	9,496,229	(204,456)
Expiring 09/17/14	Barclays Capital Group	CAD	9,801		8,971,190	9,166,891	(195,701)
Expiring 09/17/14	Barclays Capital Group	CAD	6		5,741	5,782	(41)
Expiring 09/17/14	Barclays Capital Group	CAD	4		4,044	4,046	(2)
Expiring 09/17/14	Credit Suisse First Boston Corp.	CAD	300		274,842	280,706	(5,864)
Expiring 09/17/14	Morgan Stanley	CAD	25,696		23,520,621	24,033,709	(513,088)
Expiring 09/17/14	Morgan Stanley	CAD	9,655		8,836,003	9,030,430	(194,427)
Expiring 09/17/14	Morgan Stanley	CAD	5		4,186	4,195	(9)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CAD	300		274,840	280,705	(5,865)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CAD	116		106,969	108,683	(1,714)

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (continued),
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CAD	82	$75,963	$77,042	$(1,079)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CAD	46	41,999	42,760	(761)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CAD	6	5,845	5,879	(34)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CAD	6	5,130	5,154	(24)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CAD	5	4,245	4,280	(35)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	CAD	3	3,027	3,027	—
Expiring 09/17/14	UBS AG	CAD	26,000	23,708,524	24,317,936	(609,412)
Expiring 09/18/14	Citigroup Global Markets	CAD	5,477	5,030,383	5,122,541	(92,158)
Expiring 09/30/14	Royal Bank of Scotland Group PLC	CAD	52	48,014	48,353	(339)
Expiring 09/30/14	Royal Bank of Scotland Group PLC	CAD	48	44,726	44,749	(23)
Expiring 09/30/14	Royal Bank of Scotland Group PLC	CAD	13	12,089	12,160	(71)
Expiring 09/30/14	Royal Bank of Scotland Group PLC	CAD	7	6,780	6,781	(1)
Chinese Yuan,
Expiring 07/23/14	JPMorgan Chase	CNY	32,154	5,189,015	5,169,452	19,563
Danish Krone,
Expiring 07/01/14	UBS AG	DKK	3,323	612,885	610,305	2,580
Expiring 08/13/14	Barclays Capital Group	DKK	720	134,426	132,269	2,157
Expiring 10/01/14	Deutsche Bank AG	DKK	3,320	606,393	610,083	(3,690)
Euro,
Expiring 07/02/14	Barclays Capital Group	EUR	1,320	1,801,014	1,807,490	(6,476)
Expiring 07/02/14	Barclays Capital Group	EUR	1,164	1,584,167	1,593,878	(9,711)
Expiring 07/02/14	Barclays Capital Group	EUR	1,056	1,441,651	1,445,993	(4,342)
Expiring 07/02/14	Barclays Capital Group	EUR	970	1,315,823	1,328,231	(12,408)
Expiring 07/02/14	BNP Paribas	EUR	45,307	61,796,401	62,039,305	(242,904)
Expiring 07/02/14	BNP Paribas	EUR	10,075	13,749,826	13,795,806	(45,980)
Expiring 07/02/14	Credit Suisse First Boston Corp.	EUR	1,290	1,760,762	1,766,411	(5,649)
Expiring 07/02/14	JPMorgan Chase	EUR	1,459	1,986,459	1,997,825	(11,366)
Expiring 07/02/14	Morgan Stanley	EUR	632	857,570	865,405	(7,835)
Expiring 07/02/14	Royal Bank of Scotland Group PLC	EUR	69,668	95,413,705	95,396,622	17,083
Expiring 07/02/14	Royal Bank of Scotland Group PLC	EUR	4,270	5,814,380	5,846,957	(32,577)
Expiring 07/09/14	Barclays Capital Group	EUR	3	3,580	3,622	(42)
Expiring 07/09/14	Barclays Capital Group	EUR	2	2,086	2,110	(24)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	118	158,174	161,161	(2,987)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	29	40,187	39,536	651
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	13	16,860	17,071	(211)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	10	13,083	13,180	(97)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	8	10,266	10,459	(193)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	7	9,189	9,228	(39)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	7	9,168	9,235	(67)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)			Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued),
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	6		$8,335	$8,458	$(123)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	5		7,367	7,433	(66)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	5		6,754	6,704	50
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	5		6,781	6,770	11
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	5		6,751	6,770	(19)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	5		6,235	6,277	(42)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	4		5,181	5,247	(66)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	4		4,712	4,732	(20)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	3		4,466	4,470	(4)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	3		4,378	4,338	40
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	3		4,408	4,371	37
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	3		4,323	4,397	(74)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	3		3,759	3,747	12
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	3		3,293	3,359	(66)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	2		3,000	3,063	(63)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	2		2,817	2,841	(24)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	2		2,263	2,290	(27)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	2		2,181	2,205	(24)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	2		2,170	2,201	(31)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	2		2,095	2,137	(42)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	1		939	962	(23)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	1		632	624	8
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	1		624	630	(6)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	592	591	1
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	559	559	—
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	433	427	6
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	362	368	(6)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	100	99	1
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	61	62	(1)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued),
Expiring 08/05/14	Citigroup Global Markets	EUR	827	$1,126,338	$1,132,568	$(6,230)
Expiring 08/05/14	JPMorgan Chase	EUR	30,220	41,089,016	41,385,990	(296,974)
Expiring 08/05/14	Royal Bank of Scotland Group PLC	EUR	71,305	97,279,985	97,651,488	(371,503)
Expiring 08/05/14	Royal Bank of Scotland Group PLC	EUR	33,841	45,998,887	46,344,913	(346,026)
Expiring 08/07/14	Royal Bank of Scotland Group PLC	EUR	116	159,444	158,743	701
Expiring 08/07/14	Royal Bank of Scotland Group PLC	EUR	29	40,462	40,299	163
Expiring 08/21/14	Bank of America	EUR	689	937,128	943,635	(6,507)
Expiring 08/21/14	Bank of America	EUR	189	257,336	258,849	(1,513)
Expiring 08/21/14	Barclays Capital Group	EUR	14,055	19,194,805	19,249,322	(54,517)
Expiring 08/21/14	Deutsche Bank AG	EUR	697	949,238	954,591	(5,353)
Expiring 08/21/14	JPMorgan Chase	EUR	1,436	1,955,750	1,966,704	(10,954)
Expiring 08/21/14	JPMorgan Chase	EUR	593	806,794	812,156	(5,362)
Expiring 08/21/14	Royal Bank of Scotland Group PLC	EUR	2,523	3,433,240	3,455,428	(22,188)
Expiring 09/17/14	Barclays Capital Group	EUR	10,056	13,691,480	13,774,320	(82,840)
Expiring 09/17/14	Barclays Capital Group	EUR	7,911	10,768,695	10,836,016	(67,321)
Expiring 09/17/14	Barclays Capital Group	EUR	5,868	7,988,414	8,036,748	(48,334)
Expiring 09/17/14	Barclays Capital Group	EUR	4,942	6,710,824	6,769,711	(58,887)
Expiring 09/17/14	Barclays Capital Group	EUR	4,408	6,001,362	6,037,167	(35,805)
Expiring 09/17/14	Barclays Capital Group	EUR	3,346	4,529,938	4,583,450	(53,512)
Expiring 09/17/14	Barclays Capital Group	EUR	2,841	3,871,873	3,890,967	(19,094)
Expiring 09/17/14	Barclays Capital Group	EUR	2,682	3,636,235	3,672,904	(36,669)
Expiring 09/17/14	Barclays Capital Group	EUR	1,787	2,435,429	2,447,439	(12,010)
Expiring 09/17/14	Barclays Capital Group	EUR	1,610	2,179,232	2,205,383	(26,151)
Expiring 09/17/14	Morgan Stanley	EUR	13,241	18,004,099	18,136,009	(131,910)
Expiring 09/17/14	Morgan Stanley	EUR	8,467	11,513,452	11,597,807	(84,355)
Expiring 09/17/14	Morgan Stanley	EUR	7,613	10,326,583	10,428,051	(101,468)
Expiring 09/17/14	Morgan Stanley	EUR	6,845	9,333,896	9,375,140	(41,244)
Expiring 09/17/14	Morgan Stanley	EUR	4,449	6,036,634	6,093,757	(57,123)
Expiring 09/17/14	Morgan Stanley	EUR	4,078	5,561,424	5,585,998	(24,574)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	EUR	468	634,400	641,311	(6,911)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	EUR	82	111,426	112,417	(991)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	EUR	46	62,829	63,559	(730)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	EUR	30	40,091	40,395	(304)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	EUR	14	19,669	19,715	(46)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	EUR	14	19,338	19,415	(77)
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	54	73,859	73,909	(50)
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	44	60,681	60,193	488
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	33	46,058	45,568	490
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	33	44,955	44,580	375
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	31	42,299	41,985	314
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	26	35,449	34,884	565

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued),
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	24	$32,921	$32,602	$319
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	23	32,214	31,967	247
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	22	30,153	29,797	356
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	17	23,158	22,891	267
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	14	19,235	18,946	289
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	14	19,145	18,978	167
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	63	85,347	85,592	(245)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	61	84,983	83,663	1,320
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	45	61,772	62,257	(485)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	41	55,834	56,182	(348)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	28	38,234	37,686	548
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,417	35,575	(158)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,279	35,576	(297)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,200	35,575	(375)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,164	35,575	(411)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,142	35,575	(433)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,104	35,576	(472)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,015	35,576	(561)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	13	17,539	17,486	53
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	5	7,283	7,200	83
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	3	3,501	3,497	4
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	2	2,525	2,517	8
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	2	2,509	2,502	7
Expiring 04/07/15	Royal Bank of Scotland Group PLC	EUR	3	3,476	3,600	(124)
Expiring 06/09/15	Royal Bank of Scotland Group PLC	EUR	83	106,332	113,172	(6,840)
Expiring 11/09/15	Royal Bank of Scotland Group PLC	EUR	35	44,624	47,585	(2,961)
Expiring 04/05/16	Royal Bank of Scotland Group PLC	EUR	3	3,486	3,624	(138)
Expiring 04/05/17	Royal Bank of Scotland Group PLC	EUR	3	3,501	3,683	(182)
Indian Rupee,
Expiring 07/23/14	UBS AG	INR	22,455	376,635	371,136	5,499

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Indian Rupee (continued),
Expiring 07/30/14	Citigroup Global Markets	INR	5,342	$90,000	$88,140	$1,860
Expiring 08/04/14	UBS AG	INR	10,701	180,000	176,349	3,651
Expiring 08/20/14	Citigroup Global Markets	INR	28,051	469,000	460,610	8,390
Expiring 08/20/14	Morgan Stanley	INR	28,051	469,000	460,610	8,390
Japanese Yen,
Expiring 07/02/14	Deutsche Bank AG	JPY	221,900	2,174,618	2,190,451	(15,833)
Expiring 07/02/14	JPMorgan Chase	JPY	2,612,773	25,653,147	25,791,578	(138,431)
Expiring 07/02/14	JPMorgan Chase	JPY	10,324	101,365	101,912	(547)
Expiring 08/05/14	JPMorgan Chase	JPY	2,787,273	27,451,190	27,521,531	(70,341)
Expiring 08/05/14	JPMorgan Chase	JPY	10,324	101,679	101,940	(261)
Expiring 09/17/14	Barclays Capital Group	JPY	10,720	105,760	105,884	(124)
Expiring 09/17/14	Morgan Stanley	JPY	33,380	329,387	329,690	(303)
Expiring 09/17/14	Morgan Stanley	JPY	12,010	117,866	118,620	(754)
Expiring 09/17/14	Morgan Stanley	JPY	8,559	84,459	84,537	(78)
Expiring 09/17/14	UBS AG	JPY	2,475,000	24,159,187	24,445,359	(286,172)
Mexican Peso,
Expiring 07/23/14	BNP Paribas	MXN	21,896	1,682,211	1,684,761	(2,550)
Expiring 07/23/14	BNP Paribas	MXN	7,332	555,525	564,138	(8,613)
Expiring 07/23/14	Citigroup Global Markets	MXN	4,931	378,275	379,410	(1,135)
Expiring 07/23/14	Deutsche Bank AG	MXN	3,980	306,000	306,243	(243)
Expiring 07/23/14	Goldman Sachs & Co.	MXN	2,976	228,000	229,005	(1,005)
Expiring 07/23/14	UBS AG	MXN	5,153	394,787	396,491	(1,704)
Expiring 08/21/14	Goldman Sachs & Co.	MXN	49,540	3,808,006	3,804,373	3,633
Expiring 08/25/14	Goldman Sachs & Co.	MXN	99,489	7,552,790	7,638,300	(85,510)
Expiring 08/25/14	Goldman Sachs & Co.	MXN	21,861	1,659,601	1,678,390	(18,789)
Expiring 09/23/14	Goldman Sachs & Co.	MXN	4,474	343,059	342,831	228
Expiring 09/23/14	JPMorgan Chase	MXN	10,879	836,943	833,628	3,315
Expiring 10/22/14	BNP Paribas	MXN	50,440	3,834,568	3,857,520	(22,952)
Expiring 10/22/14	Goldman Sachs & Co.	MXN	19,725	1,501,269	1,508,533	(7,264)
Expiring 11/13/14	Goldman Sachs & Co.	MXN	37,515	2,850,382	2,864,823	(14,441)
Expiring 02/05/15	Goldman Sachs & Co.	MXN	96,659	7,367,298	7,339,578	27,720
New Zealand Dollar,
Expiring 07/02/14	Barclays Capital Group	NZD	8,935	7,617,375	7,821,478	(204,103)
Expiring 07/02/14	BNP Paribas	NZD	645	546,350	564,617	(18,267)
Expiring 07/02/14	Goldman Sachs & Co.	NZD	151	127,314	132,181	(4,867)
Expiring 07/02/14	UBS AG	NZD	445	375,377	389,542	(14,165)
Expiring 08/05/14	Deutsche Bank AG	NZD	9,531	8,271,126	8,315,426	(44,300)
Expiring 08/05/14	Deutsche Bank AG	NZD	641	558,696	559,248	(552)
Expiring 09/17/14	Barclays Capital Group	NZD	85,053	71,754,205	73,907,071	(2,152,866)
Expiring 09/17/14	Barclays Capital Group	NZD	33,203	28,031,333	28,852,052	(820,719)
Expiring 09/17/14	Barclays Capital Group	NZD	7,961	6,871,110	6,917,329	(46,219)
Expiring 09/17/14	Barclays Capital Group	NZD	5,057	4,364,861	4,394,222	(29,361)
Expiring 09/17/14	Barclays Capital Group	NZD	4,874	4,184,626	4,235,558	(50,932)
Expiring 09/17/14	Barclays Capital Group	NZD	4,859	4,193,691	4,221,900	(28,209)
Expiring 09/17/14	Barclays Capital Group	NZD	4,637	3,985,475	4,029,712	(44,237)
Expiring 09/17/14	Barclays Capital Group	NZD	4,207	3,565,796	3,655,269	(89,473)
Expiring 09/17/14	Barclays Capital Group	NZD	2,260	1,942,482	1,964,043	(21,561)
Expiring 09/17/14	Barclays Capital Group	NZD	1,862	1,578,435	1,618,041	(39,606)
Expiring 09/17/14	Morgan Stanley	NZD	3,989	3,476,680	3,466,623	10,057
Expiring 09/17/14	Morgan Stanley	NZD	3,012	2,619,870	2,617,093	2,777
Norwegian Krone,
Expiring 08/13/14	Deutsche Bank AG	NOK	845	142,432	137,523	4,909
Expiring 09/17/14	Barclays Capital Group	NOK	24,992	4,148,872	4,061,894	86,978
Expiring 09/17/14	Credit Suisse First Boston Corp.	NOK	80	13,207	12,926	281
Expiring 09/17/14	Credit Suisse First Boston Corp.	NOK	48	7,931	7,756	175
Expiring 09/17/14	Credit Suisse First Boston Corp.	NOK	24	3,971	3,895	76
Expiring 09/17/14	Morgan Stanley	NOK	30,631	5,102,359	4,978,432	123,927
Expiring 09/17/14	Morgan Stanley	NOK	29,430	4,902,266	4,783,199	119,067

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone (continued),
Expiring 09/17/14	Morgan Stanley	NOK	27,548	$4,596,518	$4,477,320	$119,198
Expiring 09/17/14	Morgan Stanley	NOK	13,947	2,320,901	2,266,800	54,101
Expiring 09/17/14	Morgan Stanley	NOK	7,150	1,191,087	1,162,158	28,929
Expiring 09/17/14	Royal Bank of Scotland Group PLC	NOK	182	29,447	29,523	(76)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	NOK	80	13,206	12,925	281
Expiring 09/17/14	Royal Bank of Scotland Group PLC	NOK	48	7,931	7,756	175
Expiring 09/17/14	Royal Bank of Scotland Group PLC	NOK	29	4,889	4,782	107
Expiring 09/17/14	Royal Bank of Scotland Group PLC	NOK	29	4,889	4,782	107
Expiring 09/17/14	Royal Bank of Scotland Group PLC	NOK	24	3,971	3,895	76
Expiring 09/29/14	Royal Bank of Scotland Group PLC	NOK	46	7,359	7,473	(114)
Expiring 09/29/14	Royal Bank of Scotland Group PLC	NOK	46	7,252	7,392	(140)
Expiring 11/18/14	Royal Bank of Scotland Group PLC	NOK	1,718	286,168	278,572	7,596
Expiring 12/11/14	Royal Bank of Scotland Group PLC	NOK	137	21,823	22,197	(374)
Expiring 12/18/14	Royal Bank of Scotland Group PLC	NOK	183	29,510	29,602	(92)
Expiring 03/19/15	Royal Bank of Scotland Group PLC	NOK	184	29,624	29,751	(127)
Expiring 03/27/15	Royal Bank of Scotland Group PLC	NOK	45	7,147	7,267	(120)
Expiring 06/11/15	Royal Bank of Scotland Group PLC	NOK	2,636	416,811	424,724	(7,913)
Expiring 06/18/15	Royal Bank of Scotland Group PLC	NOK	6,686	1,072,766	1,076,966	(4,200)
Expiring 06/29/15	Royal Bank of Scotland Group PLC	NOK	1,546	244,582	248,952	(4,370)
Expiring 04/27/16	Royal Bank of Scotland Group PLC	NOK	2,551	429,859	408,722	21,137
Singapore Dollar,
Expiring 09/17/14	Barclays Capital Group	SGD	53,705	42,950,483	43,071,943	(121,460)
Expiring 09/17/14	Barclays Capital Group	SGD	34,375	27,494,047	27,569,218	(75,171)
Expiring 09/17/14	Barclays Capital Group	SGD	27,366	21,885,799	21,947,690	(61,891)
Expiring 09/17/14	Morgan Stanley	SGD	18,920	15,132,852	15,174,226	(41,374)
South African Rand,
Expiring 10/15/14	Citigroup Global Markets	ZAR	2,161	201,585	199,513	2,072
Expiring 10/15/14	Citigroup Global Markets	ZAR	1,229	114,633	113,455	1,178
Swedish Krona,
Expiring 08/13/14	Barclays Capital Group	SEK	15,580	2,396,942	2,330,564	66,378
Expiring 09/17/14	Barclays Capital Group	SEK	562,660	84,137,530	84,142,762	(5,232)
Expiring 09/17/14	Barclays Capital Group	SEK	262,678	39,279,652	39,282,094	(2,442)
Expiring 09/17/14	Barclays Capital Group	SEK	13,663	2,026,799	2,043,146	(16,347)
Expiring 09/17/14	Barclays Capital Group	SEK	12,593	1,868,209	1,883,277	(15,068)
Expiring 09/17/14	Morgan Stanley	SEK	245,283	36,637,067	36,680,696	(43,629)
Expiring 09/17/14	Morgan Stanley	SEK	94,993	14,188,823	14,205,720	(16,897)
Swiss Franc,
Expiring 08/13/14	Barclays Capital Group	CHF	1,482	1,647,538	1,671,804	(24,266)
Expiring 08/13/14	Barclays Capital Group	CHF	514	575,601	579,829	(4,228)
Expiring 08/13/14	Barclays Capital Group	CHF	201	228,686	226,743	1,943
Expiring 08/13/14	BNP Paribas	CHF	467	521,193	526,810	(5,617)

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Swiss Franc (continued),
Expiring 08/13/14	UBS AG	CHF	1,042	$1,164,183	$1,175,451	$(11,268)
Expiring 09/17/14	Barclays Capital Group	CHF	66,360	73,910,559	74,882,024	(971,465)
Expiring 09/17/14	Barclays Capital Group	CHF	26,658	29,691,281	30,081,537	(390,256)
Expiring 09/17/14	Morgan Stanley	CHF	49,862	55,604,305	56,265,422	(661,117)
Expiring 09/17/14	Morgan Stanley	CHF	22,654	25,262,908	25,563,276	(300,368)
Expiring 09/17/14	UBS AG	CHF	3,750	4,191,021	4,231,560	(40,539)
Turkish Lira,
Expiring 07/16/14	Hong Kong & Shanghai Bank	TRY	258	121,757	121,347	410

				$1,577,935,209	$1,591,589,501	$(13,654,292)

(r)	Notional amount is less than $500 par.

Cross currency exchange contracts outstanding at June 30, 2014:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
07/30/14	Buy	EUR	588	HUF	182,646	$(1,086)	Bank of America
07/30/14	Buy	EUR	14	HUF	4,236	(60)	Goldman Sachs & Co.
07/30/14	Buy	EUR	221	HUF	68,619	(914)	Goldman Sachs & Co.
07/30/14	Buy	PLN	275	EUR	65	1,339	BNP Paribas
07/30/14	Buy	PLN	275	EUR	65	1,316	BNP Paribas
07/30/14	Buy	PLN	275	EUR	65	1,303	BNP Paribas
07/30/14	Buy	PLN	1,445	EUR	343	5,758	Hong Kong & Shanghai Bank

						$7,656

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount# (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AUD	2,400	06/18/19	4.000%	6 month BBSW(1)	$76,955	$3,518	$73,437	Deutsche Bank AG
AUD	300	06/18/19	4.000%	6 month BBSW(1)	9,534	287	9,247	Barclays Capital Group
BRL	13,800	01/02/17	11.470%	Brazilian interbank lending rate(2)	(56,169)	13,453	(69,622)	BNP Paribas
BRL	4,000	01/02/17	10.910%	Brazilian interbank lending rate(1)	(1,493)	(384)	(1,109)	Goldman Sachs & Co.
BRL	1,400	01/02/17	8.220%	Brazilian interbank lending rate(1)	(42,763)	(49)	(42,714)	Morgan Stanley
BRL	1,300	01/02/17	11.470%	Brazilian interbank lending rate(1)	5,291	943	4,348	Hong Kong & Shanghai Bank
BRL	1,300	01/02/17	11.470%	Brazilian interbank lending rate(1)	5,291	1,571	3,720	Bank of America
BRL	1,000	01/02/17	10.910%	Brazilian interbank lending rate(1)	(373)	(363)	(10)	Morgan Stanley
BRL	600	01/04/21	12.560%	Brazilian interbank lending rate(2)	(5,912)	(3,454)	(2,458)	BNP Paribas

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount# (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements: (continued)
BRL	600	01/04/21	12.560%	Brazilian interbank lending rate(2)	$(5,912)	$(3,144)	$(2,768)	Deutsche Bank AG
BRL	300	01/04/21	12.560%	Brazilian interbank lending rate(2)	(2,956)	(1,546)	(1,410)	Goldman Sachs & Co.
EUR	400	07/25/21	1.950%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	23,715	(300)	24,015	Bank of America
EUR	100	07/25/23	1.950%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	4,670	963	3,707	Royal Bank of Scotland Group PLC
EUR	100	07/25/23	1.950%	FRC- Excluding Tobacco - Non-Revised Consumer Price Index(1)	4,670	1,192	3,478	Citigroup Global Markets
EUR	100	07/25/23	1.950%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	4,670	935	3,735	Deutsche Bank AG
EUR	1,600	10/08/23	2.108%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	106,789	5,440	101,349	BNP Paribas
EUR	200	10/08/23	2.108%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	13,349	2,376	10,973	Citigroup Global Markets
EUR	200	10/08/23	2.108%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	13,349	2,350	10,999	Deutsche Bank AG
MXN	22,500	12/26/23	6.800%	28 day Mexican interbank rate(1)	107,124	(12,104)	119,228	BNP Paribas
MXN	21,800	12/26/23	6.800%	28 day Mexican interbank rate(1)	103,789	(146)	103,935	Hong Kong & Shanghai Bank
MXN	13,600	12/26/23	6.800%	28 day Mexican interbank rate(1)	64,750	(3,250)	68,000	Deutsche Bank AG
MXN	10,700	12/26/23	6.800%	28 day Mexican interbank rate(1)	50,943	(5,831)	56,774	JPMorgan Chase
MXN	4,700	12/26/23	6.800%	28 day Mexican interbank rate(1)	20,341	(4,476)	24,817	Barclays Capital Group
MXN	6,000	02/09/29	7.380%	28 day Mexican interbank rate(1)	35,533	27,469	8,064	Deutsche Bank AG
MXN	4,000	02/09/29	7.380%	28 day Mexican interbank rate(1)	23,689	19,356	4,333	Hong Kong & Shanghai Bank
MXN	5,300	04/26/34	7.140%	28 day Mexican interbank rate(1)	10,997	(38)	11,035	Barclays Capital Group

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
MXN 6,000	05/19/34	6.985%	28 day Mexican interbank rate(1)	$4,583	$(142)	$4,725	Barclays Capital Group
5,300	04/15/16	1.730%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	37,988	(6,891)	44,879	Goldman Sachs & Co.
1,600	10/23/16	1.935%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	10,700	(2,073)	12,773	Royal Bank of Scotland Group PLC
2,400	10/31/16	1.930%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	16,606	—	16,606	Royal Bank of Scotland Group PLC
1,300	11/05/16	1.860%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	11,876	—	11,876	Deutsche Bank AG
1,300	11/29/16	1.825%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	13,758	(367)	14,125	Deutsche Bank AG
1,200	11/29/16	1.845%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	11,966	—	11,966	Deutsche Bank AG
700	11/29/16	1.825%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	7,408	(125)	7,533	BNP Paribas
2,500	02/10/17	1.930%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	27,862	—	27,862	Deutsche Bank AG
800	02/12/17	2.415%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(12,086)	57	(12,143)	Goldman Sachs & Co.
1,800	04/15/17	1.908%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	10,443	—	10,443	Barclays Capital Group
4,500	07/15/17	2.250%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(62,171)	5,604	(67,775)	Royal Bank of Scotland Group PLC
1,300	07/15/17	2.250%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(17,960)	711	(18,671)	BNP Paribas
600	10/01/18	2.175%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	2,091	(322)	2,413	Goldman Sachs & Co.
900	11/01/18	2.172%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	3,735	—	3,735	Deutsche Bank AG

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
2,200	07/15/22	2.500%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	$(38,032)	$26,452	$(64,484)	BNP Paribas
800	05/08/23	2.560%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(11,294)	—	(11,294)	Deutsche Bank AG

				$587,344	$67,672	$519,672

Notional Amount# (000)		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
EUR	8,000	03/14/15	0.400%	3 month LIBOR(1)	$—	$(3,376)	$(3,376)
EUR	300	01/29/24	2.000%	6 month LIBOR(1)	—	(20,500)	(20,500)
EUR	11,500	09/17/24	2.000%	6 month LIBOR(1)	(84,009)	(762,896)	(678,887)
EUR	2,100	09/17/44	2.750%	6 month LIBOR(1)	(126,562)	(363,144)	(236,582)
EUR	1,600	09/17/44	2.750%	6 month LIBOR(1)	(167,578)	(276,681)	(109,103)
GBP	37,600	12/17/16	1.750%	6 month LIBOR(1)	122,031	170,121	48,090
GBP	2,500	09/17/44	3.500%	6 month LIBOR(1)	(62,354)	(198,151)	(135,797)
JPY	390,000	09/18/23	1.000%	6 month LIBOR(1)	(29,286)	(135,672)	(106,386)
JPY	7,430,000	06/19/33	1.500%	6 month LIBOR(1)	(370,152)	1,005,340	1,375,492
	16,000	12/17/16	0.750%	3 month LIBOR(1)	54,514	43,933	(10,581)
	46,900	03/18/17	1.250%	3 month LIBOR(1)	(14,868)	(143,641)	(128,773)
	24,200	06/17/17	1.250%	3 month LIBOR(1)	62,612	32,561	(30,051)
	900	03/20/18	1.400%	3 month LIBOR(1)	—	(7,067)	(7,067)
	25,200	06/18/21	2.500%	3 month LIBOR(1)	(133,080)	(560,630)	(427,550)
	13,400	06/19/23	2.000%	3 month LIBOR(1)	218,261	532,390	314,129
	15,500	06/20/23	3.000%	3 month LIBOR(1)	(866,514)	(328,497)	538,017
	1,400	12/18/23	3.000%	3 month LIBOR(1)	(8,218)	(55,549)	(47,331)
	2,200	06/19/24	4.500%	3 month LIBOR(1)	(11,760)	77,429	89,189
	3,400	12/18/43	3.500%	3 month LIBOR(2)	142,321	(134,195)	(276,516)
	900	06/18/44	3.750%	3 month LIBOR(2)	(37,350)	(80,420)	(43,070)

					$(1,311,992)	$(1,208,645)	$103,347

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)		Implied Credit Spread at June 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
D.R. Horton, Inc.	06/20/19	1.000%		2,700	1.513%	$(61,859)	$(95,039)	$33,180	JPMorgan Chase
Federal Republic of Brazil	03/20/19	1.000%		2,100	1.306%	(29,402)	(81,280)	51,878	Bank of America
Federal Republic of Brazil	03/20/19	1.000%		1,800	1.306%	(25,202)	(79,626)	54,424	Morgan Stanley
Federal Republic of Brazil	03/20/19	1.000%		1,500	1.306%	(21,001)	(70,128)	49,127	Morgan Stanley
Federal Republic of Brazil	03/20/19	1.000%		1,400	1.306%	(19,610)	(53,494)	33,884	Citigroup Global Markets
Federal Republic of Brazil	03/20/19	1.000%		1,400	1.306%	(19,610)	(46,970)	27,360	Deutsche Bank AG
Federal Republic of Brazil	03/20/19	1.000%		1,100	1.306%	(15,401)	(49,472)	34,071	Goldman Sachs & Co.
Federal Republic of Brazil	03/20/19	1.000%		600	1.306%	(8,401)	(26,927)	18,526	JPMorgan Chase
Federal Republic of Brazil	03/20/19	1.000%		100	1.306%	(1,400)	(4,739)	3,339	Bank of America
Federal Republic of Brazil	03/20/19	1.000%		100	1.306%	(1,400)	(4,698)	3,298	JPMorgan Chase
Federal Republic of Brazil	06/20/19	1.000%		400	1.372%	(7,099)	(7,121)	22	Hong Kong & Shanghai Bank
Greek Government	06/20/15	1.000%	EUR	100	3.139%	(2,636)	(4,241)	1,605	Morgan Stanley
Italy Government	03/20/19	1.000%		3,100	0.893%	16,828	(73,368)	90,196	Deutsche Bank AG
Italy Government	03/20/19	1.000%		2,300	0.893%	12,485	(39,754)	52,239	Barclays Capital Group
Italy Government	03/20/19	1.000%		1,200	0.893%	6,514	(19,579)	26,093	Deutsche Bank AG
Italy Government	03/20/19	1.000%		700	0.893%	3,800	(12,659)	16,459	Citigroup Global Markets
Italy Government	03/20/19	1.000%		400	0.893%	2,171	(6,914)	9,085	Deutsche Bank AG
Italy Government	06/20/19	1.000%		1,000	0.921%	4,144	(9,875)	14,019	Deutsche Bank AG
Japanese Government	06/20/18	1.000%		2,400	0.276%	70,586	34,003	36,583	Goldman Sachs & Co.
Japanese Government	06/20/18	1.000%		1,700	0.276%	49,999	25,849	24,150	Deutsche Bank AG
Japanese Government	06/20/18	1.000%		1,100	0.276%	32,352	15,330	17,022	Morgan Stanley
Japanese Government	06/20/18	1.000%		800	0.276%	23,529	10,661	12,868	Bank of America
Peoples Republic of China	03/20/19	1.000%		700	0.685%	10,606	2,157	8,449	JPMorgan Chase
Peoples Republic of China	03/20/19	1.000%		600	0.685%	9,091	348	8,743	Deutsche Bank AG
Peoples Republic of China	03/20/19	1.000%		200	0.685%	3,030	303	2,727	Barclays Capital Group
Peoples Republic of China	03/20/19	1.000%		100	0.685%	1,515	174	1,341	Morgan Stanley
Russian Federation	03/20/19	1.000%		1,300	1.663%	(38,111)	(51,940)	13,829	Bank of America
Russian Federation	03/20/19	1.000%		1,200	1.663%	(35,172)	(64,105)	28,933	Barclays Capital Group
Russian Federation	03/20/19	1.000%		1,000	1.663%	(29,303)	(75,016)	45,713	Hong Kong & Shanghai Bank

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Credit default swap agreements outstanding at June 30, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at June 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1) (continued)
Russian Federation	03/20/19	1.000%	900	1.663%	$(26,379)	$(50,661)	$24,282	Citigroup Global Markets
Russian Federation	03/20/19	1.000%	800	1.663%	(23,448)	(42,070)	18,622	Citigroup Global Markets
Russian Federation	03/20/19	1.000%	700	1.663%	(20,517)	(44,632)	24,115	Bank of America
Russian Federation	03/20/19	1.000%	600	1.663%	(17,590)	(22,951)	5,361	Hong Kong & Shanghai Bank
Russian Federation	03/20/19	1.000%	500	1.663%	(14,655)	(31,358)	16,703	Citigroup Global Markets
Russian Federation	03/20/19	1.000%	300	1.663%	(8,793)	(17,081)	8,288	Citigroup Global Markets
Russian Federation	03/20/19	1.000%	300	1.663%	(8,791)	(16,528)	7,737	Hong Kong & Shanghai Bank
Russian Federation	03/20/19	1.000%	200	1.663%	(5,862)	(11,143)	5,281	Citigroup Global Markets
Russian Federation	03/20/19	1.000%	100	1.663%	(2,931)	(7,903)	4,972	Bank of America
Russian Federation	03/20/19	1.000%	100	1.663%	(2,931)	(5,735)	2,804	Bank of America
Russian Federation	03/20/19	1.000%	100	1.663%	(2,931)	(5,447)	2,516	Barclays Capital Group
Russian Federation	06/20/19	1.000%	900	1.718%	(29,947)	(70,087)	40,140	Citigroup Global Markets

					$(233,732)	$(1,113,716)	$879,984

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)		Value at Trade Date	Value at June 30, 2014(5)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
iTraxx Main 21 5Y ICE	06/20/19	1.000%	EUR	550	$11,596	$14,081	$2,485

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate		Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation
Exchange-traded credit default swaps—Buy Protection(2):
Dow Jones CDX IG HY22 5Y Index	06/20/19	600		1.000%	$(8,710)	$(11,985)	$(3,275)
Dow Jones CDX NA HY22 5Y Index	06/20/19	25,618		5.000%	(1,887,268)	(2,256,744)	(369,476)

					$(1,895,978)	$(2,268,729)	$(372,751)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Cash of $620,000 and U.S. Treasury Securities with a combined market value of $2,523,530 have been segregated with Citigroup Global Markets to cover requirement for open exchange-traded interest rate and credit default swap contracts at June 30, 2014.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreements outstanding at June 30, 2014:

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston Corp.	32,120	Pay fixed payments on the BCOMTR Index and receive variable payments based on the 3 Month U.S. Treasury Bill Rate +20 bps.	$—	$—	$—
Credit Suisse First Boston Corp.	20,358	Pay fixed payments on the NDDUEAFE Index and receive variable payments based on the 3 Month LIBOR +15 bps.	—	—	—
Deutsche Bank AG	7	Pay or receive amounts based on market value fluctuation of A.M. Castle & Co.	35,245	—	35,245
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of A.M. Castle & Co.	(57,132)	—	(57,132)
Deutsche Bank AG	68	Pay or receive amounts based on market value fluctuation of Accuray, Inc.	(154,675)	—	(154,675)
Deutsche Bank AG	307	Pay or receive amounts based on market value fluctuation of Affymetrix, Inc.	(486,216)	—	(486,216)
Deutsche Bank AG	1,975	Pay or receive amounts based on market value fluctuation of Affymetrix, Inc.	550,681	—	550,681
Deutsche Bank AG	17	Pay or receive amounts based on market value fluctuation of AGCO Corp.	(36,728)	—	(36,728)
Deutsche Bank AG	1,075	Pay or receive amounts based on market value fluctuation of AGCO Corp.	52,476	—	52,476
Deutsche Bank AG	7	Pay or receive amounts based on market value fluctuation of Albany Molecular Research, Inc.	(51,498)	—	(51,498)
Deutsche Bank AG	2	Pay or receive amounts based on market value fluctuation of Alliance One International, Inc.	915	—	915
Deutsche Bank AG	4	Pay or receive amounts based on market value fluctuation of Alpha Natural Resources, Inc.	9,420	—	9,420
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of Alpha Natural Resources, Inc.	(19,278)	—	(19,278)

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Total return swap agreements outstanding at June 30, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#			Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	GBP	79		Pay or receive amounts based on market value fluctuation of AMEC PLC	$(160,522)	$—	$(160,522)
Deutsche Bank AG		36		Pay or receive amounts based on market value fluctuation of American Equity Investment Life Holding Co.	(200,976)	—	(200,976)
Deutsche Bank AG		340		Pay or receive amounts based on market value fluctuation of American Equity Investment Life Holding Co.	329,107	—	329,107
Deutsche Bank AG		4		Pay or receive amounts based on market value fluctuation of American Realty Capital Properties REIT	2,582	—	2,582
Deutsche Bank AG		175		Pay or receive amounts based on market value fluctuation of American Realty Capital Properties, Inc.	(7,290)	—	(7,290)
Deutsche Bank AG		400		Pay or receive amounts based on market value fluctuation of Annaly Capital Management, Inc.	(3,446)	—	(3,446)
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Annaly Capital Management, Inc.	58	—	58
Deutsche Bank AG	AUD	37		Pay or receive amounts based on market value fluctuation of APA Group	(14,898)	—	(14,898)
Deutsche Bank AG		8		Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	(4,410)	—	(4,410)
Deutsche Bank AG		400		Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	(970)	—	(970)
Deutsche Bank AG		300		Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	1,633	—	1,633
Deutsche Bank AG	AUD	442		Pay or receive amounts based on market value fluctuation of Australand Property Group REIT	(28,021)	—	(28,021)
Deutsche Bank AG		26		Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	50,354	—	50,354
Deutsche Bank AG		840		Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	36,294	—	36,294
Deutsche Bank AG		585		Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	15,400	—	15,400
Deutsche Bank AG		439		Pay or receive amounts based on market value fluctuation of BioMed Realty LP	15,003	—	15,003
Deutsche Bank AG		25		Pay or receive amounts based on market value fluctuation of BioMed Realty LP	(33,477)	—	(33,477)
Deutsche Bank AG		1		Pay or receive amounts based on market value fluctuation of Blackhawk Network Holdings, Inc.	1,909	—	1,909

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Total return swap agreements outstanding at June 30, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#			Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Blackrock Kelso Capital Corp.	$(10)	$—	$(10)
Deutsche Bank AG		3		Pay or receive amounts based on market value fluctuation of Bunge, Ltd.	1,060	—	1,060
Deutsche Bank AG		68		Pay or receive amounts based on market value fluctuation of Cal Dive International, Inc.	28,979	—	28,979
Deutsche Bank AG		275		Pay or receive amounts based on market value fluctuation of Cal Dive International, Inc.	(43,157)	—	(43,157)
Deutsche Bank AG	GBP	164		Pay or receive amounts based on market value fluctuation of Caracal Energy, Inc.	30,631	—	30,631
Deutsche Bank AG	GBP	—	(r)	Pay or receive amounts based on market value fluctuation of Carphone Warehouse Group PLC	(18)	—	(18)
Deutsche Bank AG		29		Pay or receive amounts based on market value fluctuation of CBIZ, Inc.	(31,034)	—	(31,034)
Deutsche Bank AG		250		Pay or receive amounts based on market value fluctuation of CBIZ, Inc.	57,248	—	57,248
Deutsche Bank AG		9		Pay or receive amounts based on market value fluctuation of CEMEX S.A.B. de C.V.	(15,587)	—	(15,587)
Deutsche Bank AG		100		Pay or receive amounts based on market value fluctuation of CEMEX S.A.B. de C.V.	(4,645)	—	(4,645)
Deutsche Bank AG		275		Pay or receive amounts based on market value fluctuation of Cenveo, Inc.	79,287	—	79,287
Deutsche Bank AG		50		Pay or receive amounts based on market value fluctuation of Cenveo, Inc.	(33,516)	—	(33,516)
Deutsche Bank AG		72		Pay or receive amounts based on market value fluctuation of Ciena Corp.	35,888	—	35,888
Deutsche Bank AG		365		Pay or receive amounts based on market value fluctuation of Ciena Corp.	34,625	—	34,625
Deutsche Bank AG		275		Pay or receive amounts based on market value fluctuation of Ciena Corp.	(11,179)	—	(11,179)
Deutsche Bank AG		1,560		Pay or receive amounts based on market value fluctuation of Ciena Corp.	290,353	—	290,353
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of CMS Energy Corp.	(1)	—	(1)
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Cobalt International Energy, Inc.	230	—	230
Deutsche Bank AG		73		Pay or receive amounts based on market value fluctuation of Convergys Corp.	(270,234)	—	(270,234)

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Total return swap agreements outstanding at June 30, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#			Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		950		Pay or receive amounts based on market value fluctuation of Convergys Corp.	$318,843	$—	$318,843
Deutsche Bank AG		56		Pay or receive amounts based on market value fluctuation of Cowen Group, Inc.	(10,393)	—	(10,393)
Deutsche Bank AG		425		Pay or receive amounts based on market value fluctuation of Cowen Group, Inc.	10,849	—	10,849
Deutsche Bank AG	AUD	695		Pay or receive amounts based on market value fluctuation of David Jones Ltd.	19,655	—	19,655
Deutsche Bank AG	GBP	—	(r)	Pay or receive amounts based on market value fluctuation of Dixons Retail PLC	22	—	22
Deutsche Bank AG		9		Pay or receive amounts based on market value fluctuation of Dominion Resources	11,118	—	11,118
Deutsche Bank AG	CAD	13		Pay or receive amounts based on market value fluctuation of Element Financial Corp.	(11,137)	—	(11,137)
Deutsche Bank AG	CAD	475		Pay or receive amounts based on market value fluctuation of Element Financial Corp.	17,789	—	17,789
Deutsche Bank AG		9		Pay or receive amounts based on market value fluctuation of Energy XXI (Bermuda) Ltd.	14,397	—	14,397
Deutsche Bank AG		2		Pay or receive amounts based on market value fluctuation of Energy XXI (Bermuda) Ltd.	(54,961)	—	(54,961)
Deutsche Bank AG	AUD	413		Pay or receive amounts based on market value fluctuation of Envestra Ltd.	87,289	—	87,289
Deutsche Bank AG		28		Pay or receive amounts based on market value fluctuation of Equinix, Inc.	38,840	—	38,840
Deutsche Bank AG		2,325		Pay or receive amounts based on market value fluctuation of Equinix, Inc.	(194,250)	—	(194,250)
Deutsche Bank AG		98		Pay or receive amounts based on market value fluctuation of Exelixis, Inc.	287,592	—	287,592
Deutsche Bank AG		700		Pay or receive amounts based on market value fluctuation of Exelixis, Inc.	(287,056)	—	(287,056)
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Exterran Holdings, Inc.	(152)	—	(152)
Deutsche Bank AG		5		Pay or receive amounts based on market value fluctuation of Gain Capital Holdings	10,748	—	10,748
Deutsche Bank AG		50		Pay or receive amounts based on market value fluctuation of GenCorp, Inc.	(252,765)	—	(252,765)
Deutsche Bank AG		450		Pay or receive amounts based on market value fluctuation of GenCorp, Inc.	255,144	—	255,144

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Total return swap agreements outstanding at June 30, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#			Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		6		Pay or receive amounts based on market value fluctuation of General Cable Corp.	$14,435	$—	$14,435
Deutsche Bank AG		250		Pay or receive amounts based on market value fluctuation of General Cable Corp.	(63,876)	—	(63,876)
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Genesee & Wyoming, Inc.	(742)	—	(742)
Deutsche Bank AG	AUD	595		Pay or receive amounts based on market value fluctuation of Goodman Fielder Ltd.	3,974	—	3,974
Deutsche Bank AG		375		Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.	646,625	—	646,625
Deutsche Bank AG		46		Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.	(419,861)	—	(419,861)
Deutsche Bank AG		925		Pay or receive amounts based on market value fluctuation of Health Care REIT, Inc.	(69,991)	—	(69,991)
Deutsche Bank AG		11		Pay or receive amounts based on market value fluctuation of Health Care REIT, Inc.	(95,253)	—	(95,253)
Deutsche Bank AG		4		Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	18,556	—	18,556
Deutsche Bank AG	GBP	122		Pay or receive amounts based on market value fluctuation of Heritage Oil PLC	16,655	—	16,655
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Hertz Global Holdings, Inc.	(127)	—	(127)
Deutsche Bank AG		2		Pay or receive amounts based on market value fluctuation of Illumina, Inc.	(123,559)	—	(123,559)
Deutsche Bank AG		200		Pay or receive amounts based on market value fluctuation of Illumina, Inc.	146,256	—	146,256
Deutsche Bank AG		325		Pay or receive amounts based on market value fluctuation of Intel Corp.	(41,745)	—	(41,745)
Deutsche Bank AG		12		Pay or receive amounts based on market value fluctuation of Intel Corp.	114,563	—	114,563
Deutsche Bank AG		350		Pay or receive amounts based on market value fluctuation of iStar Financial, Inc.	84,903	—	84,903
Deutsche Bank AG		24		Pay or receive amounts based on market value fluctuation of iStar Financial, Inc.	(49,760)	—	(49,760)
Deutsche Bank AG		375		Pay or receive amounts based on market value fluctuation of KCAP Financial, Inc.	(58,339)	—	(58,339)
Deutsche Bank AG		27		Pay or receive amounts based on market value fluctuation of KCAP Financial, Inc.	(6,697)	—	(6,697)

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Total return swap agreements outstanding at June 30, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#			Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	GBP	23		Pay or receive amounts based on market value fluctuation of Kentz Corp. Ltd.	$2,104	$—	$2,104
Deutsche Bank AG		1,075		Pay or receive amounts based on market value fluctuation of Kilroy Realty Corp.	297,429	—	297,429
Deutsche Bank AG		30		Pay or receive amounts based on market value fluctuation of Kilroy Realty Corp.	(292,007)	—	(292,007)
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Lennar Corp.	205	—	205
Deutsche Bank AG		67		Pay or receive amounts based on market value fluctuation of Lexington Realty Trust	46,724	—	46,724
Deutsche Bank AG		500		Pay or receive amounts based on market value fluctuation of Lexington Realty Trust	(48,348)	—	(48,348)
Deutsche Bank AG		289		Pay or receive amounts based on market value fluctuation of Mcdermott International, Inc.	(181,225)	—	(181,225)
Deutsche Bank AG		106		Pay or receive amounts based on market value fluctuation of Mcdermott International, Inc.	141,720	—	141,720
Deutsche Bank AG		300		Pay or receive amounts based on market value fluctuation of Meritage Homes Corp.	(21,600)	—	(21,600)
Deutsche Bank AG		2		Pay or receive amounts based on market value fluctuation of Meritage Homes Corp.	3,362	—	3,362
Deutsche Bank AG		1,000		Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	165,788	—	165,788
Deutsche Bank AG		93		Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	(34,271)	—	(34,271)
Deutsche Bank AG		475		Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	19,773	—	19,773
Deutsche Bank AG		275		Pay or receive amounts based on market value fluctuation of MI Homes, Inc.	2,279	—	2,279
Deutsche Bank AG		8		Pay or receive amounts based on market value fluctuation of MI Homes, Inc.	(16,168)	—	(16,168)
Deutsche Bank AG		53		Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	(608,963)	—	(608,963)
Deutsche Bank AG		1,425		Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	693,340	—	693,340
Deutsche Bank AG		54		Pay or receive amounts based on market value fluctuation of Micron Technology, Inc.	(729,570)	—	(729,570)
Deutsche Bank AG		550		Pay or receive amounts based on market value fluctuation of Micron Technology, Inc.	1,080,191	—	1,080,191

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Total return swap agreements outstanding at June 30, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#			Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Navistar International Corp.	$35	$—	$35
Deutsche Bank AG		50		Pay or receive amounts based on market value fluctuation of Navistar International Corp.	(465)	—	(465)
Deutsche Bank AG		9		Pay or receive amounts based on market value fluctuation of Nextera Energy, Inc.	48,185	—	48,185
Deutsche Bank AG		7		Pay or receive amounts based on market value fluctuation of Nextera Energy, Inc.	31,944	—	31,944
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Nextera Energy, Inc.	2,092	—	2,092
Deutsche Bank AG		32		Pay or receive amounts based on market value fluctuation of Nextera Energy, Inc.	377,115	—	377,115
Deutsche Bank AG		24		Pay or receive amounts based on market value fluctuation of Nextera Energy, Inc.	(372,546)	—	(372,546)
Deutsche Bank AG		836		Pay or receive amounts based on market value fluctuation of NorthStar Realty Finance	4,133	—	4,133
Deutsche Bank AG		8		Pay or receive amounts based on market value fluctuation of NRG Yield, Inc.	(56,974)	—	(56,974)
Deutsche Bank AG		525		Pay or receive amounts based on market value fluctuation of NRG Yield, Inc.	57,811	—	57,811
Deutsche Bank AG		1		Pay or receive amounts based on market value fluctuation of Omnicare, Inc.	2,725	—	2,725
Deutsche Bank AG		375		Pay or receive amounts based on market value fluctuation of ON Semiconductor Corp.	7,077	—	7,077
Deutsche Bank AG		20		Pay or receive amounts based on market value fluctuation of ON Semiconductor Corp.	(167)	—	(167)
Deutsche Bank AG	AUD	557		Pay or receive amounts based on market value fluctuation of PanAust Ltd.	36,899	—	36,899
Deutsche Bank AG		35		Pay or receive amounts based on market value fluctuation of PDC Energy, Inc.	(186,619)	—	(186,619)
Deutsche Bank AG		1,700		Pay or receive amounts based on market value fluctuation of PDC Energy, Inc.	257,118	—	257,118
Deutsche Bank AG		475		Pay or receive amounts based on market value fluctuation of PDL BioPharma, Inc.	251,241	—	251,241
Deutsche Bank AG		89		Pay or receive amounts based on market value fluctuation of PDL BioPharma, Inc.	(162,112)	—	(162,112)
Deutsche Bank AG		500		Pay or receive amounts based on market value fluctuation of Powerwave Technologies, Inc.	(130,000)	—	(130,000)

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Total return swap agreements outstanding at June 30, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#			Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Priceline Group, Inc. (The)	$(209)	$—	$(209)
Deutsche Bank AG		4		Pay or receive amounts based on market value fluctuation of Prospect Capital Corp.	(1,750)	—	(1,750)
Deutsche Bank AG		425		Pay or receive amounts based on market value fluctuation of Prospect Capital Corp.	(4,387)	—	(4,387)
Deutsche Bank AG		64		Pay or receive amounts based on market value fluctuation of Quantum Corp.	7,578	—	7,578
Deutsche Bank AG		150		Pay or receive amounts based on market value fluctuation of Quantum Corp.	(3,826)	—	(3,826)
Deutsche Bank AG		1,425		Pay or receive amounts based on market value fluctuation of Radian Group, Inc.	313,339	—	313,339
Deutsche Bank AG		176		Pay or receive amounts based on market value fluctuation of Radian Group, Inc.	(498,435)	—	(498,435)
Deutsche Bank AG		900		Pay or receive amounts based on market value fluctuation of Radian Group, Inc.	165,412	—	165,412
Deutsche Bank AG		4		Pay or receive amounts based on market value fluctuation of Ramco-Gershenson Properties Trust REIT	(1,484)	—	(1,484)
Deutsche Bank AG		1		Pay or receive amounts based on market value fluctuation of Ramco-Gershenson Properties Trust REIT	1,501	—	1,501
Deutsche Bank AG		22		Pay or receive amounts based on market value fluctuation of Regeneron Pharmaceuticals, Inc.	(2,081,896)	—	(2,081,896)
Deutsche Bank AG		1,850		Pay or receive amounts based on market value fluctuation of Regeneron Pharmaceuticals, Inc.	2,230,937	—	2,230,937
Deutsche Bank AG		1,100		Pay or receive amounts based on market value fluctuation of Regis Corp.	(263,837)	—	(263,837)
Deutsche Bank AG		4		Pay or receive amounts based on market value fluctuation of Regis Corp.	(1,064)	—	(1,064)
Deutsche Bank AG		21		Pay or receive amounts based on market value fluctuation of Ryman Hospitality Properties, Inc.	(102,428)	—	(102,428)
Deutsche Bank AG		450		Pay or receive amounts based on market value fluctuation of Ryman Hospitality Properties, Inc.	120,781	—	120,781
Deutsche Bank AG		4		Pay or receive amounts based on market value fluctuation of Safeway, Inc.	(13,719)	—	(13,719)
Deutsche Bank AG	AUD	248		Pay or receive amounts based on market value fluctuation of SAI Global Ltd.	16,500	—	16,500
Deutsche Bank AG		62		Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	(754,522)	—	(754,522)

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Total return swap agreements outstanding at June 30, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#			Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		29		Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	$531,524	$—	$531,524
Deutsche Bank AG		194		Pay or receive amounts based on market value fluctuation of Sequenom, Inc.	(239,997)	—	(239,997)
Deutsche Bank AG		1,350		Pay or receive amounts based on market value fluctuation of Sequenom, Inc.	(43,967)	—	(43,967)
Deutsche Bank AG		100		Pay or receive amounts based on market value fluctuation of Shengdatech, Inc.	(500)	—	(500)
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Sirius XM Radio, Inc.	7	—	7
Deutsche Bank AG		8		Pay or receive amounts based on market value fluctuation of SL Green Realty Corp.	(103,024)	—	(103,024)
Deutsche Bank AG		725		Pay or receive amounts based on market value fluctuation of SL Green Realty Corp.	139,154	—	139,154
Deutsche Bank AG		52		Pay or receive amounts based on market value fluctuation of Spectrum Pharmaceuticals, Inc.	(15,750)	—	(15,750)
Deutsche Bank AG		625		Pay or receive amounts based on market value fluctuation of Spectrum Pharmaceuticals, Inc.	28,990	—	28,990
Deutsche Bank AG		81		Pay or receive amounts based on market value fluctuation of Spirit Realty Capital, Inc.	(8,205)	—	(8,205)
Deutsche Bank AG		2,025		Pay or receive amounts based on market value fluctuation of Spirit Realty Capital, Inc.	(15,004)	—	(15,004)
Deutsche Bank AG		325		Pay or receive amounts based on market value fluctuation of Standard Pacific Corp.	4,157	—	4,157
Deutsche Bank AG		29		Pay or receive amounts based on market value fluctuation of Standard Pacific Corp.	(19,339)	—	(19,339)
Deutsche Bank AG		1,000		Pay or receive amounts based on market value fluctuation of Sterlite Industries (India) Ltd.	22,401	—	22,401
Deutsche Bank AG		625		Pay or receive amounts based on market value fluctuation of Stewart Information Services Corp.	265,702	—	265,702
Deutsche Bank AG		49		Pay or receive amounts based on market value fluctuation of Stewart Information Services Corp.	(259,887)	—	(259,887)
Deutsche Bank AG		125		Pay or receive amounts based on market value fluctuation of Stillwater Mining Co.	32,647	—	32,647
Deutsche Bank AG		9		Pay or receive amounts based on market value fluctuation of Stillwater Mining Co.	(39,338)	—	(39,338)
Deutsche Bank AG	AUD	25		Pay or receive amounts based on market value fluctuation of Stockland Corp. Ltd.	(460)	—	(460)

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Total return swap agreements outstanding at June 30, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	86		Pay or receive amounts based on market value fluctuation of SunEdison, Inc.	$(188,565)	$—	$(188,565)
Deutsche Bank AG	1,100		Pay or receive amounts based on market value fluctuation of SunEdison, Inc.	165,863	—	165,863
Deutsche Bank AG	325		Pay or receive amounts based on market value fluctuation of SunEdison, Inc.	43,135	—	43,135
Deutsche Bank AG	4		Pay or receive amounts based on market value fluctuation of SunPower Corp.	(36,754)	—	(36,754)
Deutsche Bank AG	100		Pay or receive amounts based on market value fluctuation of SunPower Corp.	67,683	—	67,683
Deutsche Bank AG	142		Pay or receive amounts based on market value fluctuation of Terex Corp.	(1,096,616)	—	(1,096,616)
Deutsche Bank AG	2,325		Pay or receive amounts based on market value fluctuation of Terex Corp.	832,998	—	832,998
Deutsche Bank AG	450		Pay or receive amounts based on market value fluctuation of Tesla Motors, Inc.	(12,461)	—	(12,461)
Deutsche Bank AG	2		Pay or receive amounts based on market value fluctuation of Theravance Biopharma, Inc.	(20,433)	—	(20,433)
Deutsche Bank AG	9		Pay or receive amounts based on market value fluctuation of Theravance, Inc.	(24,796)	—	(24,796)
Deutsche Bank AG	200		Pay or receive amounts based on market value fluctuation of Theravance, Inc.	70,211	—	70,211
Deutsche Bank AG	—	(r)	Pay or receive amounts based on market value fluctuation of Thompson Creek Metals, Inc.	(55)	—	(55)
Deutsche Bank AG	700		Pay or receive amounts based on market value fluctuation of TRW Automotive Corp.	765,008	—	765,008
Deutsche Bank AG	24		Pay or receive amounts based on market value fluctuation of TRW Automotive Corp.	(647,465)	—	(647,465)
Deutsche Bank AG	19		Pay or receive amounts based on market value fluctuation of UTi Worldwide, Inc.	(18,988)	—	(18,988)
Deutsche Bank AG	400		Pay or receive amounts based on market value fluctuation of UTi Worldwide, Inc.	19,253	—	19,253
Deutsche Bank AG	750		Pay or receive amounts based on market value fluctuation of Vantage Drilling Co.	27,550	—	27,550
Deutsche Bank AG	152		Pay or receive amounts based on market value fluctuation of Vantage Drilling Co.	(21,046)	—	(21,046)
Deutsche Bank AG	96		Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	(334,875)	—	(334,875)

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Total return swap agreements outstanding at June 30, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1,000	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	$283,539	$—	$283,539
Deutsche Bank AG	775	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	149,237	—	149,237
Deutsche Bank AG	2,350	Pay or receive amounts based on market value fluctuation of VeriSign, Inc.	99,193	—	99,193
Deutsche Bank AG	59	Pay or receive amounts based on market value fluctuation of VeriSign, Inc.	(43,494)	—	(43,494)
Deutsche Bank AG	37	Pay or receive amounts based on market value fluctuation of Vishay Intertechnology, Inc.	(72,489)	—	(72,489)
Deutsche Bank AG	550	Pay or receive amounts based on market value fluctuation of Vishay Intertechnology, Inc.	57,773	—	57,773
Deutsche Bank AG	49	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	(76,923)	—	(76,923)
Deutsche Bank AG	625	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	(2,888)	—	(2,888)
Deutsche Bank AG	3,125	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	69,733	—	69,733
Deutsche Bank AG	6	Pay or receive amounts based on market value fluctuation of ZAIS Financial Corp.	(622)	—	(622)
Deutsche Bank AG	21	Pay or receive amounts based on market value fluctuation of ZaZa Energy Corp.	19,609	—	19,609
Deutsche Bank AG	450	Pay or receive amounts based on market value fluctuation of ZaZa Energy Corp.	(105,281)	—	(105,281)

			$430,940	$—	$430,940

(r)	Notional amount is less than $500 par.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(1)	Credit Suisse First Boston Corp. total return swaps have a termination date of 7/18/14.

(2)	Deutsche Bank AG positions have a termination date of 3/26/15. On the Deutsche Bank AG positions, the Portfolio receives or pays the total return on the positions shown in the table above and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,744,245,158	$—	$—
Common Stocks	703,217,140	171,710,810	344,149
Exchange Traded Funds	180,307,368	—	—
Preferred Stocks	5,889,034	2,671,201	557
Rights	55,137	3	23,695
Unaffiliated Mutual Funds	123,306,342	—	—
Warrants	1,375,712	1,026	49,834
Asset-Backed Securities
Collateralized Debt Obligations	—	4,239,394	—
Collateralized Loan Obligations	—	11,935,894	—
Non-Residential Mortgage-Backed Securities	—	5,874,802	—
Residential Mortgage-Backed Securities	—	243,884	—
Bank Loans	—	1,628,533	—
Certificates of Deposit	—	14,060,628	—
Commercial Mortgage-Backed Securities	—	9,635,953	—
Convertible Bonds	—	21,946,167	45
Corporate Bonds	—	222,305,542	769,699
Foreign Government Bonds	—	373,028,821	—
Municipal Bond	—	779,088	—
Residential Mortgage-Backed Securities	—	37,565,526	—
U.S. Government Agency Obligations	—	57,588,881	—
U.S. Treasury Obligations	—	497,944,141	—
Repurchase Agreements	—	73,600,000	—
Foreign Treasury Obligations	—	18,189,073	—
Options Purchased	2,058,620	196,238	—
Short Sales – Common Stocks	(310,975,878)	(350,735)	(70)
Short Sales – Exchange Traded Fund	(8,951)	—	—
Short Sales – Preferred Stock	—	(1,771,604)	—
Short Sales – Corporate Bonds	—	(1,182,688)	—
Short Sales – U.S. Government Agency Obligations	—	(34,354,995)	—
Short Sales – U.S. Treasury Obligation	—	(675,633)	—
Options Written	(2,173,696)	(924,583)	(5,873)
Other Financial Instruments*
Financial Futures Contracts	1,660,643	—	—
Commodity Futures Contracts	4,004,070	—	—
Foreign Forward Currency Contracts	—	(6,540,708)	—
Interest Rate Swaps	—	623,019	—
Credit Default Swaps	—	509,718	—
Total Return Swaps	—	414,785	16,155

Total	$6,452,960,699	$1,480,892,181	$1,198,191

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and other assets in excess of liabilities assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Mutual Funds	57.0%
Affiliated Money Market Mutual Fund (2.6% represents investments purchased with collateral from securities on loan)	14.8
U.S. Treasury Obligations	6.2
Foreign Government Bonds	4.7
Oil, Gas & Consumable Fuels	2.9
Exchange Traded Funds	2.3
Unaffiliated Mutual Funds	1.5
Repurchase Agreements	0.9
Transportation Infrastructure	0.9
Electric Utilities	0.9
U.S. Government Agency Obligations	0.7
Banks	0.6
Independent Power & Renewable Electricity Producers	0.6
Road & Rail	0.6
Real Estate Investment Trusts (REITs)	0.5
Multi-Utilities	0.5
Diversified Financial Services	0.5
Residential Mortgage-Backed Securities	0.5
Media	0.4
Metals & Mining	0.4
Construction & Engineering	0.4
Semiconductors & Semiconductor Equipment	0.3
Wireless Telecommunication Services	0.3
Insurance	0.3
Diversified Telecommunication Services	0.2
Pharmaceuticals	0.2
Energy Equipment & Services	0.2
Software	0.2
Machinery	0.2
Food Products	0.2
Chemicals	0.2
Consumer Finance	0.2
Foreign Treasury Obligations	0.2
Certificates of Deposit	0.2
Specialty Retail	0.1
Collateralized Loan Obligations	0.1
Health Care Providers & Services	0.1
Biotechnology	0.1
Health Care Equipment & Supplies	0.1
Water Utilities	0.1
Thrifts & Mortgage Finance	0.1
Commercial Mortgage-Backed Securities	0.1
Commercial Services & Supplies	0.1
Hotels, Restaurants & Leisure	0.1
Internet Software & Services	0.1
Aerospace & Defense	0.1
Airlines	0.1
IT Services	0.1
Building Products	0.1
Electrical Equipment	0.1
Household Durables	0.1
Non-Residential Mortgage-Backed Securities	0.1
Capital Markets	0.1
Marine	0.1
Communications Equipment	0.1
Life Sciences Tools & Services	0.1
Construction Materials	0.1
Automobiles	0.1

Trading Companies & Distributors	0.1%
Internet & Catalog Retail	0.1
Collateralized Debt Obligations	0.1
Industrial Conglomerates	0.1
Food & Staples Retailing	0.1
Trading Companies & Distributors	(0.1)
Electronic Equipment, Instruments & Components	(0.1)
Textiles, Apparel & Luxury Goods	(0.1)
Capital Markets	(0.1)
Airlines	(0.1)
Commercial Services & Supplies	(0.1)
Industrial Conglomerates	(0.1)
Food & Staples Retailing	(0.1)
Diversified Telecommunication Services	(0.1)
Electric Utilities	(0.1)
Road & Rail	(0.1)
Metals & Mining	(0.1)
IT Services	(0.1)
Internet Software & Services	(0.1)
Hotels, Restaurants & Leisure	(0.1)
Machinery	(0.1)
Food Products	(0.1)
Energy Equipment & Services	(0.1)
Specialty Retail	(0.1)
Health Care Equipment & Supplies	(0.1)
Biotechnology	(0.1)
Health Care Providers & Services	(0.1)
Chemicals	(0.1)
Aerospace & Defense	(0.1)
Pharmaceuticals	(0.1)
Software	(0.2)
Insurance	(0.2)
Banks	(0.2)
Media	(0.2)
Oil, Gas & Consumable Fuels	(0.2)
Real Estate Investment Trusts (REITs)	(0.2)
Semiconductors & Semiconductor Equipment	(0.2)
U.S. Government Agency Obligations	(0.5)

99.2
Other assets in excess of other liabilities	0.8

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$3,781,733	*	Due to broker-variation margin	$5,867,292	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	814,130		Unrealized depreciation on over-the-counter swap agreements	294,458
Interest rate contracts	Premiums paid for swap agreements	112,677		Premiums received for swap agreements	45,005
Interest rate contracts	Unaffiliated investments	214,192		Written options outstanding, at value	333,596
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	11,298,239		Unrealized depreciation on foreign currency forward contracts	17,838,947
Foreign exchange contracts	Unaffiliated investments	93,157		Written options outstanding, at value	976,504
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	879,984		Written options outstanding, at value	11,758
Credit contracts	Premiums paid for swap agreements	88,825		Premiums received for swap agreements	1,202,541
Credit contracts	Due to broker-variation margin	2,485	*	Due to broker-variation margin	372,751	*
Equity contracts	Unrealized appreciation on over-the-counter swap agreements	13,858,336		Unrealized depreciation on over-the-counter swap agreements	13,427,396
Equity contracts	Unaffiliated investments	3,452,916		Written options outstanding, at value	1,782,294
Equity contracts	Due to broker-variation margin	5,230,746	*	Due to broker-variation margin	1,381,197	*
Commodity contracts	Due to broker-variation margin	10,042,427	*	Due to broker-variation margin	6,038,357	*

Total		$49,869,847			$49,572,096

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Warrants(1)	Purchased Options(1)	Futures	Written Options	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts		$—	$(296,937)	$(1,981,455)	$1,224,473	$939,036	$—	$(114,883)
Foreign exchange contracts		—	(964,147)	(8,951)	2,224,514	—	5,701,581	6,952,997
Credit contracts		—	—	—	22,935	(885,386)	—	(862,451)
Equity contracts		495,618	(6,441,302)	25,097,505	9,813,518	241,311	—	29,206,650
Commodity contracts		—	—	13,211,383	—	—	—	13,211,383

Total		$495,618	$(7,702,386)	$36,318,482	$13,285,440	$294,961	$5,701,581	$48,393,696

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Purchased Options(3)	Futures	Written Options	Swaps	Forward Currency Contracts(4)	Total
Interest rate contracts	$—	$—	$(344,352)	$(612,059)	$152,622	$1,172,982	$—	$369,193
Foreign exchange contracts	—	—	(8,816)	(8,687)	540,085	—	(2,523,450)	(2,000,868)
Credit contracts	—	—	—	—	18,252	1,337,617	—	1,355,869
Equity contracts	17,829	(522,711)	2,363,960	(13,562,485)	(620,995)	423,004	—	(11,901,398)
Commodity contracts	—	—	—	6,995,076	—	—	—	6,995,076

Total	$17,829	$(522,711)	$2,010,792	$(7,188,155)	$89,964	$2,933,603	$(2,523,450)	$(5,182,128)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations. For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)
$4,217,996	$5,463,362	$1,526,490,507	$798,246,638	$1,033,450,204	$1,522,817,365

Interest Rate Swap Agreements(6)	Credit Default Swap Agreements - Buy Protection(6)	Credit Default Swap Agreements - Sell Protection(6)	Total Return Swap Agreements(6)
$254,790,327	$25,571,287	$27,496,649	$101,824,819

(1)	Cost.

(2)	Premiums Received.

(3)	Value at Trade Date.

(4)	Value at Settlement Date Payable.

(5)	Value at Settlement Date Receivable.

(6)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$280,366	$(280,366)	$—	$—
Barclays Capital Group	1,891,282	(1,891,282)	(918,024)	—
BNP Paribas	609,551	(609,551)	—	—
Citigroup Global Markets	569,242	(569,242)	—	—
Credit Suisse First Boston Corp.	52,289	(52,289)	—	—
Deutsche Bank AG	14,601,381	(13,947,705)	—	653,676
Goldman Sachs & Co.	230,013	(230,013)	—	—
Hong Kong & Shanghai Bank	197,916	(197,916)	—	—
JPMorgan Chase	400,787	(400,787)	—	—
Morgan Stanley	7,810,339	(3,196,243)	(205,016)	4,409,080
Royal Bank of Scotland Group PLC	537,504	(537,504)	—	—
UBS AG	67,759	(67,759)	—	—

	$27,248,429

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(585,430)	$280,366	$272,995	$(32,069)
Barclays Capital Group	(9,263,212)	1,891,282	7,779,651	—
BNP Paribas	(1,647,115)	609,551	259,943	(777,621)
Citigroup Global Markets	(661,184)	569,242	—	(91,942)
Credit Suisse First Boston Corp.	(143,663)	52,289	1,010,026	—
Deutsche Bank AG	(13,947,705)	13,947,705	13,010,000	—
Goldman Sachs & Co.	(415,860)	230,013	—	(185,847)
Hong Kong & Shanghai Bank	(556,654)	197,916	301,459	(57,279)
JPMorgan Chase	(1,185,638)	400,787	286,412	(498,439)
Morgan Stanley	(3,196,243)	3,196,243	7,891,563	—
Royal Bank of Scotland Group PLC	(909,934)	537,504	10,000	(362,430)
UBS AG	(1,226,165)	67,759	2,701,782	—

	$(33,738,803)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $205,118,183:
Affiliated investments (cost $4,806,953,497)	$5,744,245,158
Unaffiliated investments (cost $2,297,274,860)	2,542,542,937
Foreign currency, at value (cost $9,691,704)	9,750,098
Deposit with broker	332,621,143
Receivable for investments sold	313,674,168
Unrealized appreciation on over-the-counter swap agreements	15,552,450
Dividends and interest receivable	13,562,543
Unrealized appreciation on foreign currency forward contracts	11,298,239
Tax reclaim receivable	921,817
Premiums paid for swap agreements	201,502
Receivable for fund share sold	66,592
Prepaid expenses	2,869

Total Assets	8,984,439,516

LIABILITIES:
Payable for investments purchased	381,601,814
Securities sold short, at value (proceeds received $305,408,825)	349,320,554
Payable to broker for collateral for securities on loan	210,315,459
Unrealized depreciation on foreign currency forward contracts	17,838,947
Unrealized depreciation on over-the-counter swap agreements	13,721,854
Payable to custodian	4,120,354
Due to broker-variation margin	4,114,905
Written options outstanding, at value (premiums received $4,839,680)	3,104,152
Advisory fees payable	2,177,562
Premiums received for swap agreements	1,247,546
Loan payable	1,193,000
Accrued expenses and other liabilities	562,055
Dividends payable on securities sold short	282,548
Payable for fund share repurchased	240,268
Distribution fee payable	37,375
Interest payable on securities sold short	6,923
Affiliated transfer agent fee payable	365

Total Liabilities	989,885,681

NET ASSETS	$7,994,553,835

Net assets were comprised of:
Paid-in capital	$6,417,313,867
Retained earnings	1,577,239,968

Net assets, June 30, 2014	$7,994,553,835

Net asset value and redemption price per share, $7,994,553,835 / 599,827,551 outstanding shares of beneficial interest	$13.33

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $542,817 foreign withholding tax)	$18,899,450
Interest income	17,056,334
Affiliated dividend income	671,031
Affiliated income from securities lending, net	488,316

37,115,131

EXPENSES
Advisory fees	27,391,883
Distribution fee	1,666,266
Dividends on securities sold short	1,942,021
Custodian and accounting fees	909,000
Broker fees and expenses on short sales	424,679
Trustees’ fees	39,000
Audit fee	37,000
Interest expense	30,917
Insurance expenses	17,000
Legal fees and expenses	15,000
Commitment fee on syndicated credit agreement	6,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Loan interest expense	582
Miscellaneous	14,430

Total expenses	32,502,778

NET INVESTMENT INCOME	4,612,353

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $53,349,539)	121,350,659
Futures transactions	36,318,482
Options written transactions	13,285,440
Short sales transactions	(26,770,678)
Swap agreements transactions	294,961
Foreign currency transactions	7,152,953

151,631,817

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $218,477,321)	297,678,957
Futures	(7,188,155)
Options written	89,964
Short sales	9,715,750
Swap agreements	2,933,603
Foreign currencies	(1,873,430)

301,356,689

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	452,988,506

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$457,600,859

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,612,353	$(2,185,513)
Net realized gain on investment and foreign currency transactions	151,631,817	282,100,292
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	301,356,689	444,367,845

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	457,600,859	724,282,624

FUND SHARE TRANSACTIONS:
Fund share sold [3,827,672 and 62,332,951 shares, respectively]	48,973,260	739,835,813
Fund share repurchased [34,620,557 and 95,567,961 shares, respectively]	(438,812,624)	(1,125,944,384)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(389,839,364)	(386,108,571)

TOTAL INCREASE IN NET ASSETS	67,761,495	338,174,053
NET ASSETS:
Beginning of period	7,926,792,340	7,588,618,287

End of period	$7,994,553,835	$7,926,792,340

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.9%
Boeing Co. (The)	112,200	$14,275,206
General Dynamics Corp.(a)	62,500	7,284,375
Honeywell International, Inc.	88,700	8,244,665
Lockheed Martin Corp.	36,500	5,866,645
Northrop Grumman Corp.	177,300	21,210,399
Raytheon Co.	146,900	13,551,525
United Technologies Corp.	82,700	9,547,715

		79,980,530

Air Freight & Logistics — 0.3%
FedEx Corp.	23,400	3,542,292
United Parcel Service, Inc. (Class B Stock)	42,900	4,404,114

		7,946,406

Auto Components — 0.7%
Delphi Automotive PLC (United Kingdom)	237,400	16,318,876
Johnson Controls, Inc.	75,500	3,769,715

		20,088,591

Automobiles — 0.3%
Ford Motor Co.	424,600	7,320,104

Banks — 5.9%
Bank of America Corp.	1,789,700	27,507,689
Citigroup, Inc.	75,100	3,537,210
Comerica, Inc.	326,900	16,397,304
Huntington Bancshares, Inc.	283,600	2,705,544
JPMorgan Chase & Co.	308,800	17,793,056
KeyCorp	1,445,900	20,719,747
M&T Bank Corp.	62,200	7,715,910
PNC Financial Services Group, Inc. (The)	232,500	20,704,125
Wells Fargo & Co.	796,500	41,864,040

		158,944,625

Beverages — 2.2%
Coca-Cola Co. (The)(a)	669,900	28,376,964
Dr. Pepper Snapple Group, Inc.	252,200	14,773,876
PepsiCo, Inc.	189,800	16,956,732

		60,107,572

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.*	21,300	3,328,125
Amgen, Inc.	109,600	12,973,352
Biogen Idec, Inc.*	78,100	24,625,711
Celgene Corp.*	241,200	20,714,256
Gilead Sciences, Inc.*(a)	31,600	2,619,956

		64,261,400

Capital Markets — 1.1%
Ameriprise Financial, Inc.	170,600	20,472,000
BlackRock, Inc.	30,500	9,747,800

		30,219,800

Chemicals — 2.4%
Dow Chemical Co. (The)	126,000	6,483,960
International Flavors & Fragrances, Inc.	46,400	4,838,592
LyondellBasell Industries NV (Class A Stock)	313,900	30,652,335
PPG Industries, Inc.	107,000	22,486,050

		64,460,937

COMMON STOCKS (continued)	Shares	Value (Note 2)
Communications Equipment — 1.7%
Cisco Systems, Inc.	693,700	$17,238,445
Harris Corp.	83,500	6,325,125
Juniper Networks, Inc.*	303,700	7,452,798
QUALCOMM, Inc.	173,500	13,741,200

		44,757,568

Consumer Finance — 1.1%
American Express Co.	29,300	2,779,691
Capital One Financial Corp.	83,700	6,913,620
Discover Financial Services	264,100	16,368,918
Navient Corp.	140,200	2,482,942

		28,545,171

Containers & Packaging — 1.0%
Avery Dennison Corp.	211,000	10,813,750
Ball Corp.(a)	131,800	8,261,224
Owens-Illinois, Inc.*	201,500	6,979,960

		26,054,934

Diversified Consumer Services — 0.2%
Graham Holdings Co.	7,300	5,242,203

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	308,100	38,993,136
Moody’s Corp.	13,900	1,218,474

		40,211,610

Diversified Telecommunication Services — 2.0%
AT&T, Inc.(a)	660,100	23,341,136
Verizon Communications, Inc.	637,800	31,207,554

		54,548,690

Electric Utilities — 1.7%
American Electric Power Co., Inc.	301,800	16,831,386
Duke Energy Corp.(a)	29,100	2,158,929
Edison International	261,500	15,195,765
Entergy Corp.(a)	69,100	5,672,419
Pinnacle West Capital Corp.	85,500	4,945,320

		44,803,819

Electrical Equipment — 0.3%
Emerson Electric Co.	122,900	8,155,644

Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	490,300	10,762,085
FLIR Systems, Inc.	227,600	7,904,548
TE Connectivity Ltd. (Switzerland)	314,800	19,467,232

		38,133,865

Energy Equipment & Services — 2.5%
Baker Hughes, Inc.	317,500	23,637,875
Halliburton Co.	346,000	24,569,460
Nabors Industries Ltd.	244,200	7,172,154
National Oilwell Varco, Inc.(a)	90,100	7,419,735
Schlumberger Ltd. (Netherlands)	32,000	3,774,400

		66,573,624

Food & Staples Retailing — 1.0%
CVS Caremark Corp.	314,200	23,681,254
Wal-Mart Stores, Inc.	64,100	4,811,987

		28,493,241

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products — 2.8%
Archer-Daniels-Midland Co.	667,700	$29,452,247
Hershey Co. (The)	115,100	11,207,287
Hormel Foods Corp.	90,600	4,471,110
J.M. Smucker Co. (The)	95,700	10,198,749
Mondelez International, Inc. (Class A Stock)	278,800	10,485,668
Tyson Foods, Inc. (Class A Stock)	279,800	10,503,692

		76,318,753

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	235,600	9,636,040
Boston Scientific Corp.*	1,859,500	23,745,815
CareFusion Corp.*	391,500	17,363,025
Medtronic, Inc.(a)	425,400	27,123,504
St. Jude Medical, Inc.	23,500	1,627,375
Zimmer Holdings, Inc.	104,000	10,801,440

		90,297,199

Health Care Providers & Services — 4.5%
Aetna, Inc.	71,000	5,756,680
Cardinal Health, Inc.	254,400	17,441,664
CIGNA Corp.	151,400	13,924,258
Humana, Inc.	201,300	25,710,036
McKesson Corp.	143,500	26,721,135
UnitedHealth Group, Inc.(a)	141,800	11,592,150
WellPoint, Inc.	198,300	21,339,063

		122,484,986

Hotels, Restaurants & Leisure — 0.6%
Chipotle Mexican Grill, Inc.*	14,800	8,769,148
McDonald’s Corp.	25,600	2,578,944
Wyndham Worldwide Corp.	70,600	5,345,832

		16,693,924

Household Durables — 0.1%
Newell Rubbermaid, Inc.	89,100	2,761,209

Household Products — 1.4%
Colgate-Palmolive Co.	17,200	1,172,696
Kimberly-Clark Corp.	216,500	24,079,130
Procter & Gamble Co. (The)(a)	170,400	13,391,736

		38,643,562

Independent Power & Renewable Electricity Producers
AES Corp. (The)	18,900	293,895

Industrial Conglomerates — 1.7%
3M Co.	105,100	15,054,524
Danaher Corp.	136,900	10,778,137
General Electric Co.	768,300	20,190,924

		46,023,585

Insurance — 2.7%
ACE Ltd.	10,400	1,078,480
Allstate Corp. (The)	218,000	12,800,960
AON PLC	192,200	17,315,298
Assurant, Inc.	85,200	5,584,860
Chubb Corp. (The)	37,400	3,447,158
Hartford Financial Services Group, Inc. (The)	75,100	2,689,331
Lincoln National Corp.	75,400	3,878,576
Loews Corp.	40,200	1,769,202
MetLife, Inc.	49,100	2,727,996
Travelers Cos., Inc. (The)	105,700	9,943,199

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Unum Group	359,000	$12,478,840

		73,713,900

Internet & Catalog Retail — 0.6%
Expedia, Inc.	35,700	2,811,732
Priceline Group, Inc. (The)*	10,200	12,270,600

		15,082,332

Internet Software & Services — 3.4%
Akamai Technologies, Inc.*	29,600	1,807,376
eBay, Inc.*	65,400	3,273,924
Google, Inc. (Class A Stock)*	61,200	35,781,804
Google, Inc. (Class C Stock)*	43,300	24,909,624
Yahoo!, Inc.*	719,500	25,276,035

		91,048,763

IT Services — 2.3%
Computer Sciences Corp.	233,900	14,782,480
Fidelity National Information Services, Inc.	285,800	15,644,692
Fiserv, Inc.*	56,900	3,432,208
International Business Machines Corp.	59,200	10,731,184
MasterCard, Inc. (Class A Stock)	194,300	14,275,221
Xerox Corp.	263,500	3,277,940

		62,143,725

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	64,500	3,704,880

Machinery — 1.7%
Cummins, Inc.	51,800	7,992,222
Ingersoll-Rand PLC	298,900	18,684,239
Parker Hannifin Corp.	129,600	16,294,608
Snap-on, Inc.	31,000	3,674,120

		46,645,189

Media — 2.0%
Comcast Corp. (Class A Stock)(a)	134,600	7,225,328
DIRECTV*	47,400	4,029,474
Interpublic Group of Cos., Inc. (The)	78,600	1,533,486
Omnicom Group, Inc.	119,200	8,489,424
Scripps Networks Interactive, Inc. (Class A Stock)	41,800	3,391,652
Time Warner Cable, Inc.	63,700	9,383,010
Walt Disney Co. (The)	231,700	19,865,958

		53,918,332

Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	73,200	2,671,800
United States Steel Corp.(a)	361,800	9,421,272

		12,093,072

Multiline Retail — 1.3%
Dollar General Corp.*	168,000	9,636,480
Dollar Tree, Inc.*	163,300	8,893,318
Kohl’s Corp.	117,100	6,168,828
Macy’s, Inc.	198,600	11,522,772

		36,221,398

Multi-Utilities — 1.6%
Ameren Corp.	128,500	5,253,080
CenterPoint Energy, Inc.	109,400	2,794,076
DTE Energy Co.	231,300	18,011,331

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	375,200	$15,304,408
Sempra Energy	25,200	2,638,692

		44,001,587

Oil, Gas & Consumable Fuels — 9.6%
Anadarko Petroleum Corp.	33,800	3,700,086
Apache Corp.	120,000	12,074,400
Chevron Corp.	188,400	24,595,620
ConocoPhillips*	214,000	18,346,220
EOG Resources, Inc.(a)	327,000	38,213,220
Exxon Mobil Corp.	363,200	36,566,976
Hess Corp.	272,100	26,907,969
Marathon Oil Corp.	505,900	20,195,528
Marathon Petroleum Corp.	107,000	8,353,490
Murphy Oil Corp.	40,100	2,665,848
Newfield Exploration Co.*	368,000	16,265,600
Occidental Petroleum Corp.(a)	71,100	7,296,993
Phillips 66	270,500	21,756,315
Southwestern Energy Co.*	306,600	13,947,234
Valero Energy Corp.	179,400	8,987,940

		259,873,439

Pharmaceuticals — 7.4%
AbbVie, Inc.	578,800	32,667,472
Allergan, Inc.	47,700	8,071,794
Bristol-Myers Squibb Co.	53,700	2,604,987
Eli Lilly & Co.	214,600	13,341,682
Johnson & Johnson	532,800	55,741,536
Merck & Co., Inc.	639,100	36,971,935
Pfizer, Inc.	1,699,777	50,449,381

		199,848,787

Professional Services — 0.4%
Dun & Bradstreet Corp. (The)	101,900	11,229,380

Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	51,800	4,660,964
AvalonBay Communities, Inc.	25,500	3,625,845
Boston Properties, Inc.	19,900	2,351,782
Crown Castle International Corp.	65,900	4,893,734
Equity Residential	67,000	4,221,000
HCP, Inc.	86,900	3,595,922
Health Care REIT, Inc.	62,200	3,898,074
ProLogis, Inc.	92,700	3,809,043
Public Storage	27,300	4,677,855
Simon Property Group, Inc.	59,300	9,860,404
Ventas, Inc.	55,800	3,576,780
Weyerhaeuser Co.(a)	71,600	2,369,244

		51,540,647

Road & Rail — 0.3%
Union Pacific Corp.	88,000	8,778,000

Semiconductors & Semiconductor Equipment — 3.8%
Analog Devices, Inc.	47,800	2,584,546
Broadcom Corp. (Class A Stock)	468,800	17,401,856
Intel Corp.	849,000	26,234,100
KLA-Tencor Corp.	73,500	5,339,040
Lam Research Corp.	182,100	12,306,318
Micron Technology, Inc.*	161,000	5,304,950
NVIDIA Corp.	1,301,900	24,137,226

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	199,000	$9,414,690

		102,722,726

Software — 2.5%
CA, Inc.	201,700	5,796,858
Citrix Systems, Inc.*	160,400	10,033,020
Intuit, Inc.	9,400	756,982
Microsoft Corp.	899,200	37,496,640
Oracle Corp.	275,800	11,178,174
Symantec Corp.	118,500	2,713,650

		67,975,324

Specialty Retail — 2.0%
Bed Bath & Beyond, Inc.*	198,200	11,372,716
Best Buy Co., Inc.	305,700	9,479,757
GameStop Corp. (Class A Stock)(a)	467,500	18,919,725
Gap, Inc. (The)	171,300	7,120,941
Home Depot, Inc. (The)	76,100	6,161,056

		53,054,195

Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.	953,400	88,599,462
Hewlett-Packard Co.	674,300	22,710,424
NetApp, Inc.	344,700	12,588,444
Western Digital Corp.	300,700	27,754,610

		151,652,940

Textiles, Apparel & Luxury Goods — 0.3%
Fossil Group, Inc.*	76,300	7,974,876

Tobacco — 0.1%
Altria Group, Inc.	62,000	2,600,280

TOTAL LONG-TERM INVESTMENTS (cost $2,281,084,121)		2,628,191,219

SHORT-TERM INVESTMENT — 6.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $172,631,849; includes $95,569,216 of cash collateral forsecurities on loan)(b)(w)(Note 4)	172,631,849	172,631,849

TOTAL INVESTMENTS — 103.4% (cost $2,453,715,970)		2,800,823,068
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (3.4)%		(90,876,747)

NET ASSETS — 100.0%		$2,709,946,321

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $93,390,960; cash collateral of $95,569,216 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation(1)
Long Position:
568	S&P 500 E-Mini	Sep. 2014	$55,308,712	$55,448,160	$139,448

(1)	Cash of $2,456,600 has been segregated with Goldman, Sachs & Co. to cover requirements for open contracts at June 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$79,980,530	$—	$—
Air Freight & Logistics	7,946,406	—	—
Auto Components	20,088,591	—	—
Automobiles	7,320,104	—	—
Banks	158,944,625	—	—
Beverages	60,107,572	—	—
Biotechnology	64,261,400	—	—
Capital Markets	30,219,800	—	—
Chemicals	64,460,937	—	—
Communications Equipment	44,757,568	—	—
Consumer Finance	28,545,171	—	—
Containers & Packaging	26,054,934	—	—
Diversified Consumer Services	5,242,203	—	—
Diversified Financial Services	40,211,610	—	—
Diversified Telecommunication Services	54,548,690	—	—
Electric Utilities	44,803,819	—	—
Electrical Equipment	8,155,644	—	—
Electronic Equipment, Instruments & Components	38,133,865	—	—
Energy Equipment & Services	66,573,624	—	—
Food & Staples Retailing	28,493,241	—	—
Food Products	76,318,753	—	—
Health Care Equipment & Supplies	90,297,199	—	—
Health Care Providers & Services	122,484,986	—	—
Hotels, Restaurants & Leisure	16,693,924	—	—
Household Durables	2,761,209	—	—
Household Products	38,643,562	—	—
Independent Power & Renewable Electricity Producers	293,895	—	—
Industrial Conglomerates	46,023,585	—	—
Insurance	73,713,900	—	—
Internet & Catalog Retail	15,082,332	—	—
Internet Software & Services	91,048,763	—	—
IT Services	62,143,725	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Life Sciences Tools & Services	$3,704,880	$—	$—
Machinery	46,645,189	—	—
Media	53,918,332	—	—
Metals & Mining	12,093,072	—	—
Multiline Retail	36,221,398	—	—
Multi-Utilities	44,001,587	—	—
Oil, Gas & Consumable Fuels	259,873,439	—	—
Pharmaceuticals	199,848,787	—	—
Professional Services	11,229,380	—	—
Real Estate Investment Trusts (REITs)	51,540,647	—	—
Road & Rail	8,778,000	—	—
Semiconductors & Semiconductor Equipment	102,722,726	—	—
Software	67,975,324	—	—
Specialty Retail	53,054,195	—	—
Technology Hardware, Storage & Peripherals	151,652,940	—	—
Textiles, Apparel & Luxury Goods	7,974,876	—	—
Tobacco	2,600,280	—	—
Affiliated Money Market Mutual Fund	172,631,849	—	—
Other Financial Instruments*
Futures Contracts	139,448	—	—

Total	$2,800,962,516	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Oil, Gas & Consumable Fuels	9.6%
Pharmaceuticals	7.4
Affiliated Money Market Mutual Fund (3.5% represents investments purchased with collateral from securities on loan)	6.4
Banks	5.9
Technology Hardware, Storage & Peripherals	5.6
Health Care Providers & Services	4.5
Semiconductors & Semiconductor Equipment	3.8
Internet Software & Services	3.4
Health Care Equipment & Supplies	3.3
Aerospace & Defense	2.9
Food Products	2.8
Insurance	2.7
Software	2.5
Energy Equipment & Services	2.5
Chemicals	2.4
Biotechnology	2.4
IT Services	2.3
Beverages	2.2
Diversified Telecommunication Services	2.0
Media	2.0
Specialty Retail	2.0
Real Estate Investment Trusts (REITs)	1.9
Machinery	1.7
Industrial Conglomerates	1.7
Electric Utilities	1.7

Communications Equipment	1.7%
Multi-Utilities	1.6
Diversified Financial Services	1.5
Household Products	1.4
Electronic Equipment, Instruments & Components	1.4
Multiline Retail	1.3
Capital Markets	1.1
Consumer Finance	1.1
Food & Staples Retailing	1.0
Containers & Packaging	1.0
Auto Components	0.7
Hotels, Restaurants & Leisure	0.6
Internet & Catalog Retail	0.6
Metals & Mining	0.4
Professional Services	0.4
Road & Rail	0.3
Electrical Equipment	0.3
Textiles, Apparel & Luxury Goods	0.3
Air Freight & Logistics	0.3
Automobiles	0.3
Diversified Consumer Services	0.2
Life Sciences Tools & Services	0.1
Household Durables	0.1
Tobacco	0.1

103.4
Liabilities in excess of other assets	(3.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker-variation margin	$139,448	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$4,124,122

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,066,012)

For the six months ended June 30, 2014, the Portfolio’s average value at trade date for futures long position was $47,674,307.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST AQR LARGE-CAP PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) June 30, 2014
ASSETS:
Investments at value, including securities on loan of $93,390,960:
Unaffiliated investments (cost $2,281,084,121)	$2,628,191,219
Affiliated investments (cost $172,631,849)	172,631,849
Deposit with broker	2,456,600
Dividends and interest receivable	2,608,852
Receivable for fund share sold	269,599
Due from broker-variation margin	11,360
Prepaid expenses	250

Total Assets	2,806,169,729

LIABILITIES:
Payable to broker for collateral for securities on loan	95,569,216
Advisory fees payable	464,183
Accrued expenses and other liabilities	125,767
Payable for fund share repurchased	34,394
Distribution fee payable	29,483
Affiliated transfer agent fee payable	365

Total Liabilities	96,223,408

NET ASSETS	$2,709,946,321

Net assets were comprised of:
Paid-in capital	$2,173,409,905
Retained earnings	536,536,416

Net assets, June 30, 2014	$2,709,946,321

Net asset value and redemption price per share, $2,709,946,321 / 215,147,796 outstanding shares of beneficial interest	$12.60

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income	$24,179,319
Affiliated dividend income	43,496
Affiliated income from securities lending, net	39,803
Interest income	20

24,262,638

EXPENSES
Advisory fees	9,335,753
Distribution fee	1,304,069
Custodian and accounting fees	99,000
Trustees’ fees	16,000
Audit fee	12,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	2,000
Shareholders’ reports	2,000
Insurance expenses	1,000
Miscellaneous	10,936

Total expenses	10,795,758
Less: advisory fee waivers and/or expense reimbursement	(2,307,556)

Net expenses	8,488,202

NET INVESTMENT INCOME	15,774,436

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	92,404,208
Futures transactions	4,124,122

96,528,330

Net change in unrealized appreciation (depreciation) on:
Investments	69,448,572
Futures	(1,066,012)

68,382,560

NET GAIN ON INVESTMENTS	164,910,890

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$180,685,326

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	April 29, 2013* through December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$15,774,436	$19,940,424
Net realized gain on investment transactions	96,528,330	57,046,680
Net change in unrealized appreciation (depreciation) on investments	68,382,560	278,863,986

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	180,685,326	355,851,090

FUND SHARE TRANSACTIONS:
Fund share sold [4,276,137 and 265,039,269 shares, respectively]	50,839,098	2,724,558,411
Fund share repurchased [11,305,206 and 42,862,404 shares, respectively]	(136,637,915)	(465,349,689)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE
TRANSACTIONS.	(85,798,817)	2,259,208,722

TOTAL INCREASE IN NET ASSETS	94,886,509	2,615,059,812
NET ASSETS:
Beginning of period	2,615,059,812	—

End of period	$2,709,946,321	$2,615,059,812

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 88.3%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio*	3,266,256	$34,850,951
AST AQR Large-Cap Portfolio*	105,334,725	1,327,217,537
AST ClearBridge Dividend Growth Portfolio*	52,171,444	663,620,772
AST Federated Aggressive Growth Portfolio*	8,711,995	121,880,814
AST Goldman Sachs Large-Cap Value Portfolio*	13,073,871	335,344,789
AST Goldman Sachs Mid-Cap Growth Portfolio*	3,420,630	24,902,188
AST Goldman Sachs Small-Cap Value Portfolio*	5,106,247	90,738,016
AST Goldman Sachs Strategic Income Portfolio*	15,669,471	156,381,324
AST Herndon Large-Cap Value Portfolio*	18,354,574	245,217,111
AST High Yield Portfolio*	10,940,499	94,416,510
AST International Growth Portfolio*	61,271,495	863,928,081
AST International Value Portfolio*	45,841,520	859,986,915
AST Jennison Large-Cap Growth Portfolio*	12,176,101	242,669,698
AST Jennison Large-Cap Value Portfolio*	14,076,155	252,948,507
AST Large-Cap Value Portfolio*	11,429,825	247,912,903
AST Loomis Sayles Large-Cap Growth Portfolio*	20,436,675	620,457,466
AST Lord Abbett Core Fixed Income Portfolio*	13,489,735	158,774,180
AST MFS Growth Portfolio*	29,698,936	465,382,321
AST MFS Large-Cap Value Portfolio*	17,126,268	247,303,307
AST Mid-Cap Value Portfolio*	1,364,228	26,097,683
AST Money Market Portfolio*	16,571,668	16,571,668
AST Neuberger Berman Core Bond Portfolio*	9,037,556	96,701,849
AST Neuberger Berman Mid-Cap Growth Portfolio*	757,931	25,095,098
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	1,016,180	26,664,550
AST Parametric Emerging Markets Equity Portfolio*	3,255,970	31,257,316
AST PIMCO Limited Maturity Bond Portfolio*	5,532,215	57,700,999
AST PIMCO Total Return Bond Portfolio*	30,777,237	391,178,681
AST Prudential Core Bond Portfolio*	61,138,030	674,963,850
AST QMA Emerging Markets Equity Portfolio*	2,231,223	22,936,969
AST QMA Large-Cap Portfolio*	103,633,760	1,330,657,475
AST Small-Cap Growth Portfolio*	5,809,747	178,649,733
AST Small-Cap Value Portfolio*	11,040,245	236,261,244
AST T. Rowe Price Equity Income Portfolio*	25,412,839	332,399,936
AST T. Rowe Price Large-Cap Growth Portfolio*	11,073,510	235,533,555
AST T. Rowe Price Natural Resources Portfolio*	564,057	14,693,678
AST Templeton Global Bond Portfolio*	79,756	882,902
AST Western Asset Core Plus Bond Portfolio*	44,786,119	499,365,226
AST Western Asset Emerging Markets Debt Portfolio*	7,708,311	80,551,849

TOTAL LONG-TERM INVESTMENTS (cost $9,311,649,723)(w)		11,332,097,651

SHORT-TERM INVESTMENTS — 10.7%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 10.3%
Prudential Inavestment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,318,926,251)(w)(Note 4)	1,318,926,251	$1,318,926,251

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
0.025%	09/18/14	56,500	56,497,514
0.040%	12/18/14	1,300	1,299,693

TOTAL U.S. TREASURY OBLIGATIONS (cost $57,796,659)			57,797,207

TOTAL SHORT-TERM INVESTMENTS (cost $1,376,722,910)			1,376,723,458

TOTAL INVESTMENTS — 99.0% (cost $10,688,372,633)			12,708,821,109
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 1.0%			123,525,049

NET ASSETS — 100.0%			$12,832,346,158

The following abbreviations are used in the Portfolio descriptions:

CAC	French Stock Market Index
DAX	German Stock Index
FTSE	Financial Times Stock Exchange
STOXX	Stock Index of Eurozone
TOPIX	Tokyo Stock Price Index

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
495	2 Year U.S. Treasury Notes	Sep. 2014	$108,753,047	$108,698,906	$(54,141)
1,711	10 Year U.S. Treasury Notes	Sep. 2014	213,875,000	214,169,078	294,078
403	CAC40 10 Euro	Jul. 2014	24,870,487	24,401,835	(468,652)
62	DAX Index	Sep. 2014	21,014,035	20,925,955	(88,080)
1,653	Euro STOXX 50	Sep. 2014	73,681,071	73,154,813	(526,258)
489	FTSE 100 Index	Sep. 2014	56,103,779	56,162,360	58,581
699	Russell 2000 Mini Index	Sep. 2014	80,877,795	83,201,970	2,324,175
4,904	S&P 500 E-Mini	Sep. 2014	472,819,160	478,728,480	5,909,320
629	S&P 500 Index	Sep. 2014	303,233,038	307,014,900	3,781,862
444	TOPIX Index	Sep. 2014	53,960,359	55,332,906	1,372,547

					$12,603,432

(1)	U.S. Treasury securities with a combined market value of $57,797,207 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$12,651,023,902	$—	$—
U.S. Treasury Obligations	—	57,797,207	—
Other Financial Instruments*
Futures	12,603,432	—	—

Total	$12,663,627,334	$57,797,207	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 were as follows:

Investment Type
Large/Mid-Cap Growth	35.9%
Core Bonds	15.9
Large/Mid-Cap Value	10.8
Money Market	10.4
International Growth	6.7
International Value	6.7

Large/Mid-Cap Blend	5.2
Small-Cap Value	2.6
Small-Cap Growth	2.3
Emerging Markets	1.3
High Yield	0.7
U.S. Treasury Obligations	0.4
Sector	0.1

99.0
Other assets in excess of liabilities	1.0

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$294,078	*	Due from broker-variation margin	$54,141
Equity contracts	Due from broker-variation margin	13,446,485	*	Due from broker-variation margin	1,082,990

Total		$13,740,563			$1,137,131

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$3,829,363
Equity contracts	91,207,676

Total	$95,037,039

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments,carried at fair value	Futures
Interest rate contracts	$3,460,370
Equity contracts	(31,604,428)

Total	$(28,144,058)

For the six months ended June 30, 2014, the Portfolio’s average value at trade date for futures long position was $894,016,042.

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Affiliated investments (cost $10,630,575,974)	$12,651,023,902
Unaffiliated investments (cost $57,796,659)	57,797,207
Foreign currency, at value (cost $123,743,602)	125,005,773
Receivable for investments sold	16,475,000
Due from broker-variation margin	1,343,870
Receivable for fund share sold	810,573
Dividends receivable	162,520
Prepaid expenses	445

Total Assets	12,852,619,290

LIABILITIES:
Payable for investments purchased	16,475,000
Payable for fund share repurchased	1,520,369
Due to broker	1,346,833
Advisory fees payable	719,854
Accrued expenses and other liabilities	210,711
Affiliated transfer agent fee payable	365

Total Liabilities	20,273,132

NET ASSETS	$12,832,346,158

Net assets were comprised of:
Paid-in capital	$9,782,907,512
Retained earnings	3,049,438,646

Net assets, June 30, 2014	$12,832,346,158

Net asset value and redemption price per share, $12,832,346,158 / 872,706,718 outstanding shares of beneficial interest	$14.70

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Affiliated dividend income	$818,522

EXPENSES
Advisory fees	9,135,197
Custodian and accounting fees	249,000
Trustees’ fees	54,000
Legal fees and expenses	15,000
Audit fee	11,000
Commitment fee on syndicated credit agreement	6,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Insurance expenses	3,000
Miscellaneous	9,077

Total expenses	9,491,274

NET INVESTMENT LOSS	(8,672,752)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions (including affiliated $109,502,049)	109,502,049
Futures transactions	95,037,039
Foreign currency transactions	281,495

204,820,583

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $432,373,087)	432,373,865
Futures	(28,144,058)
Foreign currencies	1,313,325

405,543,132

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	610,363,715

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$601,690,963

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment loss	$(8,672,752)	$(15,581,321)
Net realized gain on investment and foreign currency transactions	204,820,583	1,005,949,774
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	405,543,132	1,146,321,846

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	601,690,963	2,136,690,299

FUND SHARE TRANSACTIONS:
Fund share sold [26,356,647 and 141,956,245 shares, respectively]	372,801,602	1,768,106,780
Fund share repurchased [14,096,040 and 52,685,971 shares, respectively].	(197,173,034)	(657,697,009)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	175,628,568	1,110,409,771

TOTAL INCREASE IN NET ASSETS	777,319,531	3,247,100,070
NET ASSETS:
Beginning of period	12,055,026,627	8,807,926,557

End of period	$12,832,346,158	$12,055,026,627

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS —95.7%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 3.4%
Raytheon Co.	223,470	$20,615,107
United Technologies Corp.	252,170	29,113,027

		49,728,134

Air Freight & Logistics — 2.9%
C.H. Robinson Worldwide, Inc.(a)	307,220	19,597,564
United Parcel Service, Inc. (Class B Stock)	231,820	23,798,641

		43,396,205

Automobiles — 1.7%
Ford Motor Co.	400,000	6,896,000
Honda Motor Co. Ltd. (Japan), ADR	502,280	17,574,777

		24,470,777

Beverages — 2.1%
Anheuser-Busch InBev NV (Belgium), ADR	151,020	17,358,239
PepsiCo, Inc.	151,010	13,491,233

		30,849,472

Biotechnology — 1.0%
Amgen, Inc.	125,000	14,796,250

Capital Markets — 0.6%
Blackstone Group LP (The)	250,000	8,360,000

Chemicals — 2.2%
E.I. du Pont de Nemours & Co.(a)	260,050	17,017,672
PPG Industries, Inc.	72,470	15,229,571

		32,247,243

Commercial Services & Supplies — 1.9%
Waste Management, Inc.	623,320	27,881,104

Communications Equipment — 2.3%
QUALCOMM, Inc.	431,820	34,200,144

Consumer Finance — 1.6%
American Express Co.	248,000	23,527,760

Diversified Telecommunication Services — 3.5%
AT&T, Inc.	600,000	21,216,000
Verizon Communications, Inc.	628,260	30,740,762

		51,956,762

Electric Utilities — 4.4%
Brookfield Infrastructure Partners LP(a)	614,180	25,623,590
NextEra Energy, Inc.	235,270	24,110,470
Northeast Utilities	316,240	14,948,665

		64,682,725

Electronic Equipment, Instruments & Components — 1.1%
Corning, Inc.	729,430	16,010,989

Energy Equipment & Services — 2.9%
Schlumberger Ltd.	355,970	41,986,661

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	95,000	10,940,200
Wal-Mart Stores, Inc.	324,170	24,335,442

		35,275,642

Food Products — 1.7%
Nestle SA (Switzerland), ADR	329,220	25,570,517

Gas Utilities — 1.1%
UGI Corp.	320,980	16,209,490

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services — 2.3%
UnitedHealth Group, Inc.(a)	406,820	$33,257,535

Household Products — 4.1%
Kimberly-Clark Corp.	285,110	31,709,934
Procter & Gamble Co. (The)	370,530	29,119,953

		60,829,887

Independent Power & Renewable Electricity Producers — 0.9%
Brookfield Renewable Energy Partners LP (Canada), (NYSE)	50,620	1,499,871
Brookfield Renewable Energy Partners LP (Canada), (XTSE)	417,430	12,338,449

		13,838,320

Industrial Conglomerates — 4.9%
3M Co.	237,680	34,045,283
General Electric Co.	1,454,540	38,225,311

		72,270,594

Insurance — 4.2%
MetLife, Inc.	643,900	35,775,084
Travelers Cos., Inc. (The)	281,730	26,502,341

		62,277,425

IT Services — 1.5%
Automatic Data Processing, Inc.	280,500	22,238,040

Media — 6.4%
Comcast Corp. (Special Class A Stock)(a)	625,000	33,331,250
Time Warner, Inc	460,000	32,315,000
Time, Inc.*	57,500	1,392,650
Walt Disney Co. (The)	315,520	27,052,685

		94,091,585

Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc.(a)	317,270	11,580,355

Multi-Utilities — 1.7%
National Grid PLC (United Kingdom), ADR(a)	154,430	11,486,503
Wisconsin Energy Corp.(a)	302,110	14,175,001

		25,661,504

Oil, Gas & Consumable Fuels — 8.5%
Chevron Corp.	235,000	30,679,250
Exxon Mobil Corp.	449,130	45,218,408
Occidental Petroleum Corp.	164,110	16,842,609
Spectra Energy Corp.	772,990	32,836,615

		125,576,882

Paper & Forest Products — 1.4%
International Paper Co.	398,030	20,088,574

Pharmaceuticals — 6.2%
Johnson & Johnson	315,690	33,027,488
Merck & Co., Inc.	569,930	32,970,451
Pfizer, Inc.	833,460	24,737,093

		90,735,032

Real Estate Investment Trusts (REITs) — 4.0%
American Tower Corp.	375,000	33,742,500
Simon Property Group, Inc.	45,000	7,482,600
Washington Prime Group, Inc.*	22,500	421,650

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.(a)	508,520	$16,826,927

		58,473,677

Road & Rail — 2.1%
Union Pacific Corp.	314,120	31,333,470

Semiconductors & Semiconductor Equipment — 2.9%
Intel Corp.	1,167,160	36,065,244
Texas Instruments, Inc.	153,020	7,312,826

		43,378,070

Software — 3.2%
Microsoft Corp.	766,320	31,955,544
Oracle Corp.	367,800	14,906,934

		46,862,478

Specialty Retail — 1.8%
Home Depot, Inc. (The)	325,000	26,312,000

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	170,170	15,813,898
EMC Corp.	261,210	6,880,271

		22,694,169

Thrifts & Mortgage Finance — 0.5%
People’s United Financial, Inc.(a)	450,860	6,839,546

TOTAL LONG-TERM INVESTMENTS (cost $1,145,359,457)		1,409,489,018

SHORT-TERM INVESTMENT — 9.6%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $141,346,884; includes $86,840,273 of cash collateral for securities on loan)(b)(w)(Note 4)	141,346,884	$141,346,884

TOTAL INVESTMENTS — 105.3% (cost $1,286,706,341)		1,550,835,902
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(78,240,445)

NET ASSETS — 100.0%		$1,472,595,457

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
NYSE	New York Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $84,944,057; cash collateral of $86,840,273 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$49,728,134	$—	$—
Air Freight & Logistics	43,396,205	—	—
Automobiles	24,470,777	—	—
Beverages	30,849,472	—	—
Biotechnology	14,796,250	—	—
Capital Markets	8,360,000	—	—
Chemicals	32,247,243	—	—
Commercial Services & Supplies	27,881,104	—	—
Communications Equipment	34,200,144	—	—
Consumer Finance	23,527,760	—	—
Diversified Telecommunication Services	51,956,762	—	—
Electric Utilities	64,682,725	—	—
Electronic Equipment, Instruments & Components	16,010,989	—	—
Energy Equipment & Services	41,986,661	—	—
Food & Staples Retailing	35,275,642	—	—
Food Products	25,570,517	—	—
Gas Utilities	16,209,490	—	—
Health Care Providers & Services	33,257,535	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Household Products	$60,829,887	$—	$—
Independent Power & Renewable Electricity Producers	13,838,320	—	—
Industrial Conglomerates	72,270,594	—	—
Insurance	62,277,425	—	—
IT Services	22,238,040	—	—
Media	94,091,585	—	—
Metals & Mining	11,580,355	—	—
Multi-Utilities	25,661,504	—	—
Oil, Gas & Consumable Fuels	125,576,882	—	—
Paper & Forest Products	20,088,574	—	—
Pharmaceuticals	90,735,032	—	—
Real Estate Investment Trusts (REITs)	58,473,677	—	—
Road & Rail	31,333,470	—	—
Semiconductors & Semiconductor Equipment	43,378,070	—	—
Software	46,862,478	—	—
Specialty Retail	26,312,000	—	—
Technology Hardware, Storage & Peripherals	22,694,169	—	—
Thrifts & Mortgage Finance	6,839,546	—	—
Affiliated Money Market Mutual Fund	141,346,884	—	—

Total	$1,550,835,902	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (5.9% represents investments purchased with collateral from securities on loan)	9.6%
Oil, Gas & Consumable Fuels	8.5
Media	6.4
Pharmaceuticals	6.2
Industrial Conglomerates	4.9
Electric Utilities	4.4
Insurance	4.2
Household Products	4.1
Real Estate Investment Trusts (REITs)	4.0
Diversified Telecommunication Services	3.5
Aerospace & Defense	3.4
Software	3.2
Air Freight & Logistics	2.9
Semiconductors & Semiconductor Equipment	2.9
Energy Equipment & Services	2.9
Food & Staples Retailing	2.4
Communications Equipment	2.3
Health Care Providers & Services	2.3
Chemicals	2.2

Road & Rail	2.1%
Beverages	2.1
Commercial Services & Supplies	1.9
Specialty Retail	1.8
Multi-Utilities	1.7
Food Products	1.7
Automobiles	1.7
Consumer Finance	1.6
Technology Hardware, Storage & Peripherals	1.5
IT Services	1.5
Paper & Forest Products	1.4
Gas Utilities	1.1
Electronic Equipment, Instruments & Components	1.1
Biotechnology	1.0
Independent Power & Renewable Electricity Producers	0.9
Metals & Mining	0.8
Capital Markets	0.6
Thrifts & Mortgage Finance	0.5

105.3
Liabilities in excess of other assets	(5.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $84,944,057:
Unaffiliated investments (cost $1,145,359,457)	$1,409,489,018
Affiliated investments (cost $141,346,884)	141,346,884
Receivable for investments sold	6,638,082
Dividends receivable	2,057,091
Receivable for fund share sold	252,146
Tax reclaim receivable	94,406
Prepaid expenses	1,671

Total Assets	1,559,879,298

LIABILITIES:
Payable to broker for collateral for securities on loan	86,840,273
Advisory fees payable	358,034
Accrued expenses and other liabilities	52,395
Payable for fund share repurchased	16,732
Distribution fee payable	16,042
Affiliated transfer agent fee payable	365

Total Liabilities	87,283,841

NET ASSETS	$1,472,595,457

Net assets were comprised of:
Paid-in capital	$1,144,755,781
Retained earnings	327,839,676

Net assets, June 30, 2014	$1,472,595,457

Net asset value and redemption price per share, $1,472,595,457 / 115,798,752 outstanding shares of beneficial interest	$12.72

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $400,433 foreign withholding tax)	$18,006,977
Affiliated dividend income	47,298
Affiliated income from securities lending, net	30,491

18,084,766

EXPENSES
Advisory fees	5,759,198
Distribution fee	701,523
Custodian and accounting fees	52,000
Audit fee	12,000
Trustees’ fees	11,000
Insurance expenses	10,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	5,403

Total expenses	6,566,124
Less: advisory fee waivers and/or expense reimbursement	(771,675)

Net expenses	5,794,449

NET INVESTMENT INCOME	12,290,317

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	20,767,442
Foreign currency transactions	1,262

20,768,704

Net change in unrealized appreciation (depreciation) on:
Investments	71,032,347
Foreign currencies	1,910

71,034,257

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	91,802,961

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,093,278

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	February 25, 2013* through December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$12,290,317	$19,576,332
Net realized gain on investment and foreign currency transactions	20,768,704	11,071,840
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	71,034,257	193,098,226

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	104,093,278	223,746,398

FUND SHARE TRANSACTIONS:
Fund share sold [3,883,493 and 138,271,539 shares, respectively]	46,654,241	1,396,352,692
Fund share repurchased [6,107,431 and 20,248,849 shares, respectively]	(74,537,117)	(223,714,035)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(27,882,876)	1,172,638,657

TOTAL INCREASE IN NET ASSETS	76,210,402	1,396,385,055
NET ASSETS:
Beginning of period	1,396,385,055	—

End of period	$1,472,595,457	$1,396,385,055

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 89.2%
COMMON STOCKS — 61.6%	Shares	Value (Note 2)
Aerospace & Defense — 1.0%
Airbus Group NV (France)	30,700	$2,058,374
B/E Aerospace, Inc.*	11,880	1,098,781
Boeing Co. (The)	69,810	8,881,926
Finmeccanica SpA (Italy)*	415,500	3,945,568
Rolls-Royce Holdings PLC (United Kingdom)*	96,500	1,763,117
Safran SA (France)	47,760	3,126,597
United Technologies Corp.	93,300	10,771,485

		31,645,848

Air Freight & Logistics — 0.5%
FedEx Corp.	103,490	15,666,316

Airlines — 0.7%
Air New Zealand Ltd. (New Zealand)	1,160,274	2,112,631
Alaska Air Group, Inc.	31,840	3,026,392
American Airlines Group, Inc.*	271,350	11,657,196
China Southern Airlines Co. Ltd. (China) (Class H Stock)	3,490,000	1,053,270
International Consolidated Airlines Group SA (United Kingdom)*	254,600	1,614,325
Japan Airlines Co. Ltd. (Japan)	47,600	2,631,781
JetBlue Airways Corp.*	64,600	700,910

		22,796,505

Auto Components — 0.8%
Aisin Seiki Co. Ltd. (Japan)	32,700	1,301,655
Bridgestone Corp. (Japan)	90,600	3,173,126
Continental AG (Germany)	8,870	2,050,840
Cooper Tire & Rubber Co.	41,590	1,247,700
Delphi Automotive PLC (United Kingdom)	160,600	11,039,644
Denso Corp. (Japan)	9,000	429,935
Exide Industries Ltd. (India)	326,784	788,189
NGK Spark Plug Co. Ltd. (Japan)	29,000	818,789
Sumitomo Rubber Industries Ltd. (Japan)	36,000	520,326
TRW Automotive Holdings Corp.*	36,710	3,286,279

		24,656,483

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	32,609	4,129,270
Daimler AG (Germany)	33,229	3,104,074
Fuji Heavy Industries Ltd. (Japan)	29,000	804,134
Honda Motor Co. Ltd. (Japan)	20,800	725,811
Hyundai Motor Co. (South Korea)	5,961	1,351,483
Maruti Suzuki India Ltd. (India)	16,631	675,109
Mazda Motor Corp. (Japan)	201,000	943,277
Renault SA (France)	14,160	1,279,989
Suzuki Motor Corp. (Japan)	17,100	536,454
Toyota Motor Corp. (Japan)	139,100	8,328,282

		21,877,883

Banks — 4.9%
Australia & New Zealand Banking Group Ltd. (Australia)	52,573	1,653,135
Banco Bilbao Vizcaya Argentaria SA (Spain)	144,683	1,844,046
Bank of America Corp.	1,524,880	23,437,406
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	571,500	497,954
Banque Cantonale Vaudoise (Switzerland)	3,930	2,142,710

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Banregio Grupo Financiero SAB de CV (Mexico)	101,100	$599,579
Barclays PLC (United Kingdom)	651,852	2,374,539
BNP Paribas SA (France)	35,849	2,436,254
Boston Private Financial Holdings, Inc.	191,750	2,577,120
CaixaBank SA (Spain)	416,297	2,568,156
CaixaBank SA (Spain) (I-2014 Shares)*	1,932	11,919
Citigroup, Inc.	357,740	16,849,554
Commerzbank AG (Germany)*	55,710	873,148
Commonwealth Bank of Australia (Australia)	36,584	2,790,198
Dah Sing Financial Holdings Ltd. (Hong Kong)	292,800	1,548,927
Danske Bank A/S (Denmark)	48,725	1,377,383
DBS Group Holdings Ltd. (Singapore)	208,000	2,797,536
DNB ASA (Norway)	116,800	2,134,087
East West Bancorp, Inc.	78,560	2,748,814
Erste Group Bank AG (Austria)	51,196	1,655,314
Eurobank Ergasias SA (Greece)*	3,847,800	1,941,582
FirstMerit Corp.	162,160	3,202,660
Hanmi Financial Corp.	78,600	1,656,888
HSBC Holdings PLC (United Kingdom)	198,131	2,010,044
Investors Bancorp, Inc.	165,403	1,827,703
JPMorgan Chase & Co.	163,120	9,398,974
KBC Groep NV (Belgium)*	39,579	2,153,143
Kotak Mahindra Bank Ltd. (India)	70,352	1,033,813
Lloyds Banking Group PLC (United Kingdom)*	3,870,300	4,919,412
M&T Bank Corp.(a)	56,530	7,012,547
Mitsubishi UFJ Financial Group, Inc. (Japan)	552,900	3,394,096
National Australia Bank Ltd. (Australia)	159,434	4,927,915
Natixis (France)	130,330	836,445
Punjab National Bank (India)	66,347	1,095,014
Regions Financial Corp.	1,047,870	11,128,379
Royal Bank of Scotland Group PLC (United Kingdom)*	16,964	416,466
Security Bank Corp. (Philippines)	229,486	648,343
Shinhan Financial Group Co. Ltd. (South Korea)	19,854	915,990
Societe Generale SA (France)	59,530	3,121,913
Standard Chartered PLC (United Kingdom)	135,385	2,767,267
Sumitomo Mitsui Financial Group, Inc. (Japan)	77,300	3,243,270
Suruga Bank Ltd. (Japan)	29,000	563,298
Swedbank AB (Sweden) (Class A Stock)	119,600	3,167,860
Talmer Bancorp, Inc. (Class A Stock)*	121,020	1,668,866
UniCredit SpA (Italy)	457,655	3,826,625
Westpac Banking Corp. (Australia)	69,091	2,209,957

		152,006,249

Beverages — 1.5%
Anheuser-Busch InBev NV (Belgium)	66,606	7,653,054
Asahi Group Holdings Ltd. (Japan)	17,400	546,411
Carlsberg A/S (Denmark) (Class B Stock)	40,400	4,351,233
Cia Cervecerias Unidas SA (Chile), ADR(a)	54,700	1,281,074
Coca-Cola HBC AG (Switzerland)*	34,950	802,317
Constellation Brands, Inc. (Class A Stock)*(a)	105,980	9,340,017
Diageo PLC (United Kingdom)	66,828	2,128,401

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages (continued)
Embotelladora Andina SA (Chile) (Class B Stock), ADR	27,000	$611,280
Fomento Economico Mexicano SAB de CV (Mexico)	81,300	761,770
PepsiCo, Inc.	179,760	16,059,758
SABMiller PLC (United Kingdom)	35,200	2,040,006

		45,575,321

Biotechnology — 1.6%
BioMarin Pharmaceutical, Inc.*	143,740	8,942,066
CSL Ltd. (Australia)	14,095	884,787
Cubist Pharmaceuticals, Inc.*(a)	35,890	2,505,840
Gilead Sciences, Inc.*	246,670	20,451,410
Medivation, Inc.*	188,160	14,503,373
Swedish Orphan Biovitrum AB (Sweden)*	110,200	1,472,250
Synageva BioPharma Corp.*	8,370	877,176

		49,636,902

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	40,600	2,065,156
Cie de Saint-Gobain (France)	74,090	4,180,323
Daikin Industries Ltd. (Japan)	12,500	788,910
LIXIL Group Corp. (Japan)	12,400	335,618

		7,370,007

Capital Markets — 1.4%
Credit Suisse Group AG (Switzerland)*	194,523	5,532,133
E*Trade Financial Corp.*	95,700	2,034,582
Eaton Vance Corp.	28,800	1,088,352
Invesco Ltd.	300,300	11,336,325
KIWOOM Securities Co. Ltd. (South Korea)	11,513	476,150
Macquarie Group Ltd. (Australia)	23,460	1,319,716
Nomura Holdings, Inc. (Japan)	310,100	2,196,534
Partners Group Holding AG (Switzerland)	4,020	1,098,244
SBI Holdings, Inc. (Japan)	28,600	350,509
State Street Corp.	168,670	11,344,744
UBS AG (Switzerland)*	348,570	6,390,862

		43,168,151

Chemicals — 1.7%
Arkema SA (France)	35,330	3,432,888
Asahi Kasei Corp. (Japan)	191,000	1,462,205
Ashland, Inc	116,430	12,660,598
CF Industries Holdings, Inc.	37,520	9,024,686
Daicel Corp. (Japan)	61,000	583,238
Innospec, Inc.	71,230	3,074,999
LANXESS AG (Germany)	17,030	1,148,658
LyondellBasell Industries NV (Class A Stock)	135,600	13,241,340
Nippon Shokubai Co. Ltd. (Japan)	76,000	1,021,550
PPG Industries, Inc.	21,180	4,450,977
Rockwood Holdings, Inc.	22,900	1,740,171

		51,841,310

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	74,985	649,662
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	22,727	1,554,019
Multi-Color Corp.	23,690	947,837
Park24 Co. Ltd. (Japan)	7,800	141,860

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
Rentokil Initial PLC (United Kingdom)	722,400	$1,376,282

		4,669,660

Communications Equipment — 0.7%
QUALCOMM, Inc.	268,170	21,239,064
VTech Holdings Ltd. (Hong Kong)	45,500	604,678

		21,843,742

Construction & Engineering — 0.1%
Balfour Beatty PLC (United Kingdom)	351,000	1,407,970
CTCI Corp. (Taiwan)	393,000	680,444
Larsen & Toubro Ltd. (India)	36,126	1,023,014
Toshiba Plant Systems & Services Corp. (Japan)	10,200	151,616

		3,263,044

Construction Materials — 0.3%
Eagle Materials, Inc.	24,430	2,303,260
Grasim Industries Ltd. (India)*	19,279	1,100,008
HeidelbergCement AG (Germany)	39,230	3,342,709
James Hardie Industries PLC (Ireland)	50,294	656,129
Martin Marietta Materials, Inc.(a)	15,420	2,036,211

		9,438,317

Consumer Finance — 0.7%
Acom Co. Ltd. (Japan)*	29,400	140,024
Capital One Financial Corp	216,260	17,863,076
Hitachi Capital Corp. (Japan)	14,500	406,217
Shriram Transport Finance Co. Ltd. (India)	51,643	777,230
Springleaf Holdings, Inc.*(a)	79,230	2,056,019

		21,242,566

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	82,857	814,945
Rock-Tenn Co. (Class A Stock)	13,500	1,425,465

		2,240,410

Diversified Consumer Services — 0.2%
Houghton Mifflin Harcourt Co.*	96,940	1,857,370
Service Corp. International	142,280	2,948,042

		4,805,412

Diversified Financial Services — 0.7%
African Bank Investments Ltd. (South Africa).	295,568	188,708
Bolsa Mexicana de Valores SAB de CV (Mexico)	175,700	372,297
Infrastructure Development Finance Co. Ltd. (India)	479,541	1,077,476
ING Groep NV (Netherlands), CVA*	402,400	5,646,673
Interactive Brokers Group, Inc. (Class A Stock)	87,770	2,044,163
McGraw Hill Financial, Inc.	87,140	7,235,234
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	60,100	345,473
ORIX Corp. (Japan)	260,700	4,322,614
Remgro Ltd. (South Africa)	42,900	927,966

		22,160,604

Diversified Telecommunication Services — 1.1%
BT Group PLC (United Kingdom)	393,700	2,587,015
China Communications Services Corp. Ltd. (China) (Class H Stock)	1,080,000	525,706

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services (continued)
China Telecom Corp. Ltd. (China) (Class H Stock)	1,552,000	$759,127
Iliad SA (France)	5,776	1,745,929
Inmarsat PLC (United Kingdom)	59,400	759,222
Koninklijke KPN NV (Netherlands)*	542,118	1,976,599
KT Corp. (South Korea)	33,595	1,013,994
Nippon Telegraph & Telephone Corp. (Japan)	38,300	2,387,158
Orange Polska SA (Poland)	148,800	475,274
Orange SA (France)	164,080	2,596,127
PCCW Ltd. (Hong Kong)	3,004,000	1,790,679
Singapore Telecommunications Ltd. (Singapore)	659,000	2,036,768
Swisscom AG (Switzerland)	2,430	1,411,530
Telecom Corp of New Zealand Ltd. (New Zealand)	131,827	309,328
Telefonica Brasil SA (Brazil)	46,600	832,873
Telefonica SA (Spain)	50,037	859,028
Verizon Communications, Inc.	262,330	12,835,807

		34,902,164

Electric Utilities — 1.7%
CLP Holdings Ltd. (Hong Kong)	223,000	1,831,928
Duke Energy Corp.	288,870	21,431,265
Edison International	189,180	10,993,250
EDP - Energias de Portugal SA (Portugal)	574,131	2,880,766
Enel SpA (Italy)	661,760	3,849,219
Fortum OYJ (Finland)	64,800	1,740,008
Great Plains Energy, Inc.	92,430	2,483,594
Hokkaido Electric Power Co., Inc. (Japan)*	128,900	995,018
Korea Electric Power Corp. (South Korea)	39,224	1,443,977
Portland General Electric Co.	73,740	2,556,566
Red Electrica Corp. SA (Spain)	19,000	1,736,832
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	71,900	644,968

		52,587,391

Electrical Equipment — 0.6%
Eaton Corp. PLC	85,700	6,614,326
GS Yuasa Corp. (Japan)	43,000	273,987
Havells India Ltd. (India)	45,489	887,123
Legrand SA (France)	23,010	1,409,146
Mabuchi Motor Co. Ltd. (Japan)	7,900	599,038
Mitsubishi Electric Corp. (Japan)	150,000	1,852,911
Nidec Corp. (Japan)	14,400	885,605
Regal-Beloit Corp.	40,000	3,142,400
Schneider Electric SA (France)	23,872	2,250,973

		17,915,509

Electronic Equipment, Instruments & Components — 0.5%
Chroma ATE, Inc. (Taiwan)	344,000	962,869
Flextronics International Ltd.*	187,900	2,080,053
GeoVision, Inc. (Taiwan)	52,000	263,915
Hamamatsu Photonics KK (Japan)	14,300	701,827
Hitachi Ltd. (Japan)	541,000	3,965,026
InvenSense, Inc.*(a)	126,360	2,867,108
Keyence Corp. (Japan)	2,100	918,304
Murata Manufacturing Co. Ltd. (Japan)	14,300	1,341,064
Omron Corp. (Japan)	58,600	2,471,138

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Taiyo Yuden Co. Ltd. (Japan)	56,600	$627,176

		16,198,480

Energy Equipment & Services — 1.6%
Dril-Quip, Inc.*	21,400	2,337,736
FMC Technologies, Inc.*	168,220	10,273,195
Forum Energy Technologies, Inc.*	65,310	2,379,243
National Oilwell Varco, Inc.	101,040	8,320,644
Schlumberger Ltd.	179,500	21,172,025
Tidewater, Inc.	25,640	1,439,686
Transocean Ltd.	49,360	2,217,654

		48,140,183

Food & Staples Retailing — 1.2%
CVS Caremark Corp	240,400	18,118,948
E-Mart Co. Ltd. (South Korea)	4,036	925,615
Jeronimo Martins SGPS SA (Portugal)	23,700	389,664
Kroger Co. (The)	163,490	8,081,311
Natural Grocers by Vitamin Cottage, Inc.*(a)	31,900	682,979
President Chain Store Corp. (Taiwan)	116,000	929,636
Seven & I Holdings Co. Ltd. (Japan)	27,000	1,138,045
Shoprite Holdings Ltd. (South Africa)	37,200	539,005
Wesfarmers Ltd. (Australia)	23,777	938,276
Woolworths Ltd. (Australia)	115,185	3,824,900

		35,568,379

Food Products — 0.9%
Calbee, Inc. (Japan)	15,700	432,685
Dairy Crest Group PLC (United Kingdom)	166,656	1,340,737
Darling International, Inc.*	50,410	1,053,569
J.M. Smucker Co. (The)	67,560	7,199,869
Nestle SA (Switzerland)	165,892	12,854,465
Thai Union Frozen Products PCL (Thailand)	199,500	399,553
Unilever PLC (United Kingdom)	74,700	3,386,095
Uni-President Enterprises Corp. (Taiwan)	767,000	1,377,566
WhiteWave Foods Co. (The) (Class A Stock)*	31,750	1,027,747

		29,072,286

Gas Utilities — 0.1%
APA Group (Australia)	68,896	448,089
Atmos Energy Corp.	58,860	3,143,124
ENN Energy Holdings Ltd. (China)	56,000	402,120

		3,993,333

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	353,750	14,468,375
Ginko International Co. Ltd. (Taiwan)	21,000	363,687
GN Store Nord A/S (Denmark)	51,000	1,461,588
Nihon Kohden Corp. (Japan)	15,900	798,294
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	372,000	364,055
St Shine Optical Co. Ltd. (Taiwan)	19,000	469,466
Top Glove Corp. Bhd (Malaysia)	298,800	425,264

		18,350,729

Health Care Providers & Services — 1.1%
Air Methods Corp.*(a)	44,120	2,278,798
Asaleo Care Ltd. (Australia)*	1,282,718	2,025,981
Catamaran Corp.*	270,700	11,954,112
Fleury SA (Brazil)	109,000	831,251

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
Fresenius SE & Co. KGaA (Germany)	21,130	$3,151,235
Hanger, Inc.*	53,650	1,687,293
HCA Holdings, Inc.*	101,020	5,695,508
Omnicare, Inc.	33,200	2,210,124
Ramsay Health Care Ltd. (Australia)	30,432	1,307,090
Ryman Healthcare Ltd. (New Zealand)	88,757	664,439
Ship Healthcare Holdings, Inc. (Japan)	15,000	526,408

		32,332,239

Hotels, Restaurants & Leisure — 0.9%
Accor SA (France)	15,665	814,197
Gourmet Master Co. Ltd. (Taiwan)	120,000	930,352
Melco International Development Ltd. (Hong Kong)	156,000	471,610
Minor International PCL (Thailand)	392,800	354,010
Minor International Pcl (Thailand), NVDR	386,800	348,658
Sands China Ltd. (Hong Kong)	103,600	781,940
SKYCITY Entertainment Group Ltd. (New Zealand)	424,150	1,477,500
Starbucks Corp.	207,480	16,054,802
Texas Roadhouse, Inc.	67,760	1,761,760
Wowprime Corp. (Taiwan)	35,810	516,430
Wyndham Worldwide Corp.	28,930	2,190,580
Wynn Macau Ltd. (Macau)	360,800	1,413,134

		27,114,973

Household Durables — 0.7%
Consorcio ARA SAB de CV (Mexico)*	1,145,800	531,677
Jarden Corp.*	45,735	2,714,372
Man Wah Holdings Ltd. (China)	286,000	456,785
Mohawk Industries, Inc.*	101,590	14,053,960
Sekisui House Ltd. (Japan)	128,600	1,764,712
Techtronic Industries Co. (Hong Kong)	138,500	443,988
Tupperware Brands Corp.	27,530	2,304,261

		22,269,755

Household Products — 0.9%
Colgate-Palmolive Co.	166,120	11,326,062
Energizer Holdings, Inc.	10,920	1,332,568
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	200,500	562,701
LG Household & Health Care Ltd. (South Korea)	2,343	1,054,712
Procter & Gamble Co. (The)	105,630	8,301,462
Reckitt Benckiser Group PLC (United Kingdom)	70,000	6,103,629

		28,681,134

Independent Power & Renewable Electricity Producers — 0.1%
China Longyuan Power Group Corp. (China) (Class H Stock)	580,000	629,613
Drax Group PLC (United Kingdom)	148,000	1,620,311
NTPC Ltd. (India)	597,225	1,552,065
Tractebel Energia SA (Brazil)	22,400	336,482

		4,138,471

Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.	34,590	2,996,186
Danaher Corp.	191,670	15,090,179
Enka Insaat ve Sanayi A/S (Turkey)	312,250	847,641
Hutchison Whampoa Ltd. (Hong Kong)	92,000	1,258,244

COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Conglomerates (continued)
Koninklijke Philips NV (Netherlands)	46,300	$1,469,484
Quinenco SA (Chile)	407,646	844,018
Sembcorp Industries Ltd. (Singapore)	687,000	2,960,327

		25,466,079

Insurance — 2.5%
Aegon NV (Netherlands)	397,348	3,466,247
AIA Group Ltd. (Hong Kong)	714,200	3,588,579
Allianz SE (Germany)	19,053	3,180,210
American International Group, Inc.	316,850	17,293,673
Aviva PLC (United Kingdom)	260,200	2,270,176
AXA SA (France)	69,690	1,665,127
Axis Capital Holdings Ltd.	58,400	2,585,952
China Life Insurance Co. Ltd. (Taiwan)	777,000	716,940
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	178,800	630,988
Genworth Financial, Inc. (Class A Stock)*	185,020	3,219,348
Hilltop Holdings, Inc.*	102,010	2,168,732
Legal & General Group PLC (United Kingdom)	368,303	1,418,879
MetLife, Inc.	290,450	16,137,402
Prudential PLC (United Kingdom)	121,200	2,776,854
Reinsurance Group of America, Inc.	57,180	4,511,502
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	3,934	1,001,274
St James’s Place PLC (United Kingdom)	188,700	2,458,312
StanCorp Financial Group, Inc.	31,040	1,986,560
Suncorp Group Ltd. (Australia)	44,614	569,716
Swiss Re AG (Switzerland)*	30,970	2,753,766
Tokio Marine Holdings, Inc. (Japan)	42,200	1,388,960

		75,789,197

Internet & Catalog Retail
HomeAway, Inc.*	31,370	1,092,303

Internet Software & Services — 2.3%
Cornerstone OnDemand, Inc.*	28,630	1,317,552
eBay, Inc.*	273,000	13,666,380
Facebook, Inc. (Class A Stock)*	224,050	15,076,325
Google, Inc. (Class A Stock)*	29,540	17,271,152
Google, Inc. (Class C Stock)*	29,840	17,166,355
Kakaku.com, Inc. (Japan)	14,200	249,011
Tencent Holdings Ltd. (China)	18,500	281,441
Yelp, Inc.*(a)	70,630	5,415,909

		70,444,125

IT Services — 0.9%
Amadeus IT Holding SA (Spain) (Class A Stock)	96,500	3,978,048
ExlService Holdings, Inc.*	53,310	1,569,979
Fidelity National Information Services, Inc.	156,800	8,583,232
Genpact Ltd.*	112,100	1,965,113
Infosys Ltd. (India)	26,106	1,408,352
Obic Co. Ltd. (Japan)	10,900	359,482
Total System Services, Inc.	333,590	10,478,062
Wipro Ltd. (India)	51,329	466,793

		28,809,061

Leisure Products — 0.1%
Brunswick Corp.	53,370	2,248,478

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Leisure Products (continued)
Goodbaby International Holdings Ltd. (China)	801,000	$395,080

		2,643,558

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	239,500	13,756,880
Bio-Rad Laboratories, Inc. (Class A Stock)*	3,560	426,168
Bruker Corp.*	100,470	2,438,407

		16,621,455

Machinery — 1.7%
Colfax Corp.*	43,000	3,205,220
Cummins, Inc.	61,060	9,420,947
FANUC Corp. (Japan)	1,600	276,301
Flowserve Corp.	34,410	2,558,383
Hoshizaki Electric Co. Ltd. (Japan)	7,500	374,348
IDEX Corp.	44,440	3,588,086
Ingersoll-Rand PLC	187,600	11,726,876
Kawasaki Heavy Industries Ltd. (Japan)	365,000	1,391,446
King Slide Works Co. Ltd. (Taiwan)	28,000	400,197
Komatsu Ltd. (Japan)	87,300	2,026,520
Kubota Corp. (Japan)	12,000	170,283
Makita Corp. (Japan)	9,000	556,236
NGK Insulators Ltd. (Japan)	23,000	522,118
NSK Ltd. (Japan)	53,000	689,707
Pall Corp.	130,740	11,163,889
TK Corp. (South Korea)*	20,252	322,967
WABCO Holdings, Inc.*	28,480	3,042,234

		51,435,758

Marine — 0.1%
A.P. Moeller-Maersk A/S (Denmark) (Class B Stock)	927	2,304,786

Media — 1.9%
AMC Networks, Inc. (Class A Stock)*	41,260	2,537,077
Comcast Corp. (Class A Stock)(a)	413,170	22,178,966
Fuji Media Holdings, Inc. (Japan)	74,100	1,288,590
ITV PLC (United Kingdom)	488,500	1,488,673
Megacable Holdings SAB de CV (Mexico)	132,800	561,561
Naspers Ltd. (South Africa) (Class N Stock)	5,800	682,909
REA Group Ltd. (Australia)	8,540	344,078
Sky Deutschland AG (Germany)*	146,550	1,350,374
Time Warner, Inc.	168,030	11,804,107
Twenty-First Century Fox, Inc. (Class A Stock)	369,540	12,989,331
WPP PLC (United Kingdom)	90,320	1,968,234

		57,193,900

Metals & Mining — 0.7%
APERAM (Luxembourg)*	35,900	1,212,282
BHP Billiton Ltd. (Australia)	35,554	1,212,559
BHP Billiton PLC (United Kingdom)	39,090	1,270,771
Compass Minerals International, Inc.	28,240	2,703,698
Glencore Xstrata PLC (Switzerland)	558,319	3,111,339
Hindalco Industries Ltd. (India)	233,243	636,547
Hitachi Metals Ltd. (Japan)	100,000	1,524,664
JFE Holdings, Inc. (Japan)	79,800	1,650,600
Maruichi Steel Tube Ltd. (Japan)	5,700	153,090
Randgold Resources Ltd. (United Kingdom)	20,300	1,709,411
Rio Tinto Ltd. (Germany)	37,707	2,115,364

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Rio Tinto PLC (United Kingdom)	96,700	$5,221,218

		22,521,543

Multiline Retail — 0.5%
Dillard’s, Inc. (Class A Stock)	16,560	1,931,062
Don Quijote Holdings Co. Ltd. (Japan)	12,600	702,971
Lifestyle International Holdings Ltd. (Hong Kong)	832,500	1,630,542
Macy’s, Inc.	177,550	10,301,451

		14,566,026

Multi-Utilities — 0.3%
Alliant Energy Corp.	41,690	2,537,253
GDF Suez (France)	101,190	2,787,942
RWE AG (Germany)	50,870	2,181,720
Veolia Environnement SA (France)	92,420	1,760,669
YTL Corp. Bhd (Malaysia)	1,538,700	776,837

		10,044,421

Oil, Gas & Consumable Fuels — 4.0%
BG Group PLC (United Kingdom)	200,878	4,238,781
BP PLC (United Kingdom)	439,700	3,871,945
Chevron Corp.	249,080	32,517,394
Diamondback Energy, Inc.*	39,350	3,494,280
Eni SpA (Italy)	81,900	2,239,939
EQT Corp.	154,010	16,463,669
Galp Energia SGPS SA (Portugal)	97,944	1,795,276
Hess Corp.	103,540	10,239,071
Inpex Corp. (Japan)	42,000	638,912
Laredo Petroleum, Inc.*	78,690	2,437,816
Marathon Petroleum Corp.	99,775	7,789,434
Occidental Petroleum Corp.	94,360	9,684,167
Repsol SA (Spain)	66,311	1,748,401
Rex Energy Corp.*	113,430	2,008,845
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	182,482	7,540,617
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	158,509	6,888,783
Total SA (France)	121,290	8,775,296
Tullow Oil PLC (United Kingdom)	26,700	389,518
Western Refining, Inc.	34,910	1,310,871
Woodside Petroleum Ltd. (Australia)	23,835	924,118

		124,997,133

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	158,170	11,745,704
Hengan International Group Co. Ltd. (China)	54,000	568,651
Kao Corp. (Japan)	17,500	689,216
Natura Cosmeticos SA (Brazil)	40,200	682,281
Nu Skin Enterprises, Inc. (Class A Stock)	30,780	2,276,489

		15,962,341

Pharmaceuticals — 3.7%
Allergan, Inc.	50,830	8,601,453
Astellas Pharma, Inc. (Japan)	130,500	1,716,149
AstraZeneca PLC (United Kingdom)	41,129	3,059,886
Auxilium Pharmaceuticals, Inc.*(a)	71,470	1,433,688
Bayer AG (Germany)	29,377	4,144,309
Bristol-Myers Squibb Co.	360,230	17,474,757

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Dr. Reddy’s Laboratories Ltd. (India)	10,550	$459,413
Endo International PLC*	34,330	2,403,786
GlaxoSmithKline PLC (United Kingdom)	191,100	5,088,048
Lupin Ltd. (India)	31,013	540,397
Merck & Co., Inc.	322,750	18,671,087
Mitsubishi Tanabe Pharma Corp. (Japan)	100,100	1,498,404
Novartis AG (Switzerland)	80,219	7,264,504
Novo Nordisk A/S (Denmark) (Class B Stock)	25,110	1,158,901
Ono Pharmaceutical Co. Ltd. (Japan)	2,700	237,220
Roche Holding AG (Switzerland)	42,299	12,603,278
Rohto Pharmaceutical Co. Ltd. (Japan)	17,400	270,654
Salix Pharmaceuticals Ltd.*(a)	28,380	3,500,673
Sanofi (France)	52,596	5,590,407
Santen Pharmaceutical Co. Ltd. (Japan)	15,000	845,026
Shire PLC (Ireland)	24,400	1,914,001
Teva Pharmaceutical Industries Ltd. (Israel), ADR	35,200	1,845,184
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	308,000	449,917
UCB SA (Belgium)	12,600	1,065,987
Valeant Pharmaceuticals International, Inc.*(a)	110,200	13,898,424

		115,735,553

Professional Services — 0.3%
Adecco SA (Switzerland)*	47,351	3,896,700
Capita PLC (United Kingdom)	80,300	1,573,171
ManpowerGroup, Inc.	41,800	3,546,730
Seek Ltd. (Australia)	21,634	323,518

		9,340,119

Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	91,480	8,231,370
British Land Co. PLC (The) (United Kingdom)	145,500	1,748,264
Corio NV (Netherlands)	55,700	2,842,892
Douglas Emmett, Inc.	106,190	2,996,682
Essex Property Trust, Inc.	10,290	1,902,724
Home Properties, Inc.	22,250	1,423,110
Link REIT (The) (Hong Kong)	46,500	250,345
Pennsylvania Real Estate Investment Trust	110,400	2,077,728
Redwood Trust, Inc.(a)	100,060	1,948,168

		23,421,283

Real Estate Management & Development — 0.8%
CBRE Group, Inc. (Class A Stock)*	468,420	15,008,177
Cheung Kong Holdings Ltd. (Hong Kong)	31,000	549,991
Jones Lang LaSalle, Inc.	28,350	3,583,157
Lend Lease Group (Australia)	56,485	698,296
Mitsui Fudosan Co. Ltd. (Japan)	117,000	3,948,665
Prestige Estates Projects Ltd. (India)	253,137	964,578
Sumitomo Realty & Development Co. Ltd. (Japan)	29,000	1,245,740

		25,998,604

Road & Rail — 0.6%
Container Corp. of India (India)	43,864	867,804
Genesee & Wyoming, Inc. (Class A Stock)*	34,650	3,638,250
Union Pacific Corp.	130,970	13,064,257

COMMON STOCKS (continued)	Shares	Value (Note 2)
Road & Rail (continued)
West Japan Railway Co. (Japan)	37,300	$1,643,083

		19,213,394

Semiconductors & Semiconductor Equipment — 0.9%
Ambarella, Inc.*(a)	57,500	1,792,850
Cavium, Inc.*	63,090	3,133,049
Edison Opto Corp. (Taiwan)	220,000	267,150
Epistar Corp. (Taiwan)*	183,000	453,630
Everlight Electronics Co. Ltd. (Taiwan)	171,000	441,017
Lattice Semiconductor Corp.*	247,770	2,044,103
Lextar Electronics Corp. (Taiwan)	331,000	334,858
Monolithic Power Systems, Inc.	72,410	3,066,563
NXP Semiconductors NV (Netherlands)*	199,900	13,229,382
Silergy Corp. (Taiwan)*	46,000	430,663
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	519,000	2,196,172
Ultratech, Inc.*	52,410	1,162,454

		28,551,891

Software — 2.5%
Adobe Systems, Inc.*	195,650	14,157,234
Microsoft Corp.	871,160	36,327,372
NICE Systems Ltd. (Israel), ADR	11,500	469,315
Oracle Corp.	457,040	18,523,831
PTC, Inc.*	59,930	2,325,284
Rovi Corp.*	75,430	1,807,303
SAP AG (Germany)	41,510	3,198,542

		76,808,881

Specialty Retail — 1.5%
Dick’s Sporting Goods, Inc.	48,910	2,277,250
Fast Retailing Co. Ltd. (Japan)	2,100	691,802
Foot Locker, Inc.	39,760	2,016,627
Hennes & Mauritz AB (Sweden) (Class B Stock)	49,257	2,150,553
Home Depot, Inc. (The)	242,020	19,593,939
Inditex SA (Spain)	15,765	2,426,311
Kingfisher PLC (United Kingdom)	212,400	1,303,895
Nitori Holdings Co. Ltd. (Japan)	30,300	1,657,770
TJX Cos., Inc. (The)	244,110	12,974,447

		45,092,594

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	223,170	20,739,188
Chicony Electronics Co. Ltd. (Taiwan)	163,000	440,392
Electronics For Imaging, Inc.*	58,960	2,664,992
Lenovo Group Ltd. (China)	538,000	734,981
NCR Corp.*	29,230	1,025,681
Ricoh Co. Ltd. (Japan)	191,000	2,276,460
Seiko Epson Corp. (Japan)	35,300	1,501,810

		29,383,504

Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp. (Japan)	19,500	455,359
Cie Financiere Richemont SA (Switzerland)	19,543	2,047,897
Kering (France)	17,990	3,946,486
Samsonite International SA	57,000	187,906
Shenzhou International Group Holdings Ltd. (China)	83,000	283,161
Swatch Group AG (The) (Switzerland)	3,000	1,808,902
Texwinca Holdings Ltd. (Hong Kong)	940,000	931,288

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods (continued)
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,041,000	$3,483,127

		13,144,126

Thrifts & Mortgage Finance — 0.2%
Essent Group Ltd.*	87,300	1,753,857
EverBank Financial Corp.(a)	55,810	1,125,130
Housing Development Finance Corp. (India)*	127,911	2,111,812
Waterstone Financial, Inc.	20,560	234,590

		5,225,389

Tobacco — 0.6%
Imperial Tobacco Group PLC (United Kingdom)	87,989	3,958,434
Japan Tobacco, Inc. (Japan)	77,100	2,811,229
KT&G Corp. (South Korea)	10,344	914,991
Lorillard, Inc.	166,500	10,151,505

		17,836,159

Trading Companies & Distributors — 0.5%
Kloeckner & Co. SE (Germany)*	59,927	902,469
MISUMI Group, Inc. (Japan)	34,300	943,681
Mitsubishi Corp. (Japan)	163,000	3,392,751
MRC Global, Inc.*	105,640	2,988,556
Rexel SA (France)	78,410	1,833,826
Sumitomo Corp. (Japan)	223,400	3,014,370
WESCO International, Inc.*(a)	34,560	2,985,293

		16,060,946

Transportation Infrastructure — 0.1%
Auckland International Airport Ltd. (New Zealand)	70,755	241,581
China Merchants Holdings International Co. Ltd. (China)	170,000	530,826
Sydney Airport (Australia)	110,303	438,878
Transurban Group (Australia)	108,962	759,297

		1,970,582

Water Utilities
Aguas Andinas SA (Chile) (Class A Stock)	1,196,923	754,907

Wireless Telecommunication Services — 0.9%
Axiata Group Bhd (Malaysia)	375,600	815,301
Bharti Airtel Ltd. (India)*	156,303	875,666
HKT Trust and HKT Ltd. (Hong Kong)	946,000	1,114,729
KDDI Corp. (Japan)	28,300	1,726,684
Millicom International Cellular SA (Luxembourg), SDR	8,420	770,752
SBA Communications Corp. (Class A Stock)*	99,500	10,178,850
SoftBank Corp. (Japan)	34,400	2,563,590
Taiwan Mobile Co. Ltd. (Taiwan)	203,000	628,193
T-Mobile USA, Inc.*	148,250	4,984,165
Vodafone Group PLC (United Kingdom)	1,572,790	5,256,677

		28,914,607

TOTAL COMMON STOCKS (cost $1,688,919,814)		1,904,513,981

PREFERRED STOCKS — 0.3%		Shares	Value (Note 2)
Aerospace & Defense
Rolls-Royce Holdings PLC (United Kingdom) (PRFC C)*		12,931,000	$22,130

Automobiles — 0.2%
Porsche Automobil Holding SE (Germany) (PRFC)		28,600	2,973,614
Volkswagen AG (Germany) (PRFC)		18,032	4,722,882

			7,696,496

Food & Staples Retailing
Cia Brasileira de Distribuicao (Brazil) (PRFC)		14,900	694,592

Semiconductors & Semiconductor Equipment — 0.1%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)		1,772	1,856,872

TOTAL PREFERRED STOCKS (cost $9,713,430)			10,270,090

		Units
RIGHTS*
Banks
Security Bank Corp. (Philippines), expiring 07/04/14		194,946	—

Wireless Telecommunication Services
HKT Trust and HKT Ltd. (Hong Kong),expiring 07/15/14		170,280	50,373

TOTAL RIGHTS (cost $0)			50,373

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITY
Residential Mortgage-Backed Security
Countrywide Asset-Backed Certificates,
Series 2004-7, Class AF5
5.868%(c)	01/25/35	210	219,706

(cost $218,827)

BANK LOANS(c) — 0.3%
Aerospace & Defense
TransDigm, Inc.,
Tranche Term Loan D
3.750%	06/04/21	100	99,450

Auto Components
Schaeffler Finance BV,
Term Loan E
3.750%	05/12/20	40	40,142

Auto Parts & Equipment
Allison Transmission, Inc.,
Term Loan B-3
3.750%	08/23/19	50	49,858

Automobiles
Chrysler Group LLC,
Tranche Term Loan B
3.250%	12/31/18	100	99,418

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Banks
Delos Finance SARL,
Term Loan B
3.500%	02/27/21	125	$124,821

Building Materials
Equinox Holdings, Inc.,
New Initial Term Loan (First Lien)
4.250%	02/01/20	49	48,783

Chemicals
Gypsum Holdings III Corp.,
Term Loan (First Lien)
4.750%	03/27/21	175	174,125
Term Loan (Second Lien)
7.750%	03/27/22	35	35,306

			209,431

Commercial Services & Supplies — 0.1%
ARC Document Solutions, Inc.,
Term Loan B
6.250%	12/19/18	352	357,275
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
4.750%	11/26/20	234	234,734
Garda World Security Corp.,
Term Delayed Draw Loan B
— %(p)	10/18/20	56	55,567
Term Loan B
4.000%	11/06/20	14	14,215
Laureate Education, Inc.,
Term Loan B
5.000%	06/16/18	205	199,875

			861,666

Consulting Services
Nortek, Inc.,
Loan
— %(p)	10/16/20	115	115,069

Containers & Packaging
Berry Plastics Corp.,
Term Loan E
3.750%	12/18/20	80	79,501

Electric Utilities
Moxie Patriot LLC,
Construction Advances B-1
6.750%	12/18/20	300	304,687

Energy Equipment & Services
Husky Injection,
Term Loan 1
— %(p)	06/30/21	235	235,881
Term Loan 2
— %(p)	06/30/22	90	90,225

			326,106

Entertainment & Leisure
24 Hr Fitness, Inc.,
Dollar Term Loan
— %(p)	05/20/21	20	20,100

Food & Beverage
Aramark Corp.,

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Food & Beverage (continued)
U.S. Term Loan F
3.250%	02/19/21	140	$138,624
TGI Fridays,
Term Loan B1
— %(p)	06/30/20	35	35,000
Term Loan B2
— %(p)	06/30/21	35	34,913

			208,537

Health Care Providers & Services
HCA, Inc.,
Tranche Term Loan B-4
2.984%	05/01/18	387	387,559
MPH Acquisition Holdings LLC,
Initial Term Loan
4.000%	03/21/21	117	116,377

			503,936

Hotels, Restaurants & Leisure
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.,
Term Loan B (First Lien)
6.250%	04/10/21	35	34,944
Dunkin Brands, Inc.,
Term Loan B-4
3.250%	02/05/21	478	473,701
Golden Nugget, Inc.,
Closing Date Facility Term Loans
5.500%	11/05/19	17	17,761
Delayed Draw Term Loan
0.500%	11/05/19	7	7,612
La Quinta Holdings LLC,
Initial Term Loan
4.000%	02/21/21	58	57,750
Las Vegas Sands LLC,
Term Loan B
3.250%	12/17/20	50	49,723

			641,491

Information Technology Services
TransUnion LLC,
2014 Replacement Term Loan
4.000%	03/21/21	229	229,310

Insurance
Stoneriver Group LP,
Initial Term Loan (Second Lien)
8.500%	05/30/20	153	152,956

Internet Software & Services
Dealertrack Technologies, Inc.,
Term Loan B
3.500%	02/27/21	181	180,922

Media — 0.1%
Charter Communications Operating LLC,
Term Loan F
3.000%	12/31/20	466	459,178
Clear Channel Communications, Inc.,
Tranche Term Loan D
6.900%	01/30/19	475	472,625
Numericable U.S. LLC,

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Media (continued)
Dollar Denominated Tranche Loan B-1
4.500%	04/23/20	72	$72,777
Dollar Denominated Tranche Loan B-2
4.500%	04/23/20	63	62,962
Univision Communications, Inc.,
Replacement First-Lien Term Loan
4.000%	03/01/20	50	49,688

			1,117,230

Metals & Mining
FMG Resources Pty Ltd.,
Loan
3.750%	06/30/19	119	119,166
Peabody Energy,
Term Loan
4.250%	09/24/20	149	149,573
Signode Industrial Group,
Initial Term B Loan
4.000%	04/08/21	355	353,521

			622,260

Miscellaneous Manufacturing
Atkore International, Inc.,
Initial Term Loan (First Lien)
— %(p)	03/27/21	100	99,917
Initial Term Loan (Second Lien)
— %(p)	09/21/21	55	55,206

			155,123

Oil, Gas & Consumable Fuels
Bayonne Energy,
Term Loan B
— %(p)	06/30/21	35	35,277
Fieldwood Energy LLC,
Closing Date Loan
3.875%	09/28/18	30	29,879
Term Loan
8.125%	09/30/20	285	294,008
Seadrill Operating LP (United Kingdom),
Initial Term Loan
— %(p)	02/21/21	25	24,819
Term Loan B
4.000%	02/14/21	219	217,443

			601,426

Pharmaceuticals — 0.1%
Endo Pharmaceutical Holdings, Inc.,
Term Loan B
3.250%	12/12/20	190	188,577
Grifols Worldwide Operations Ltd.,
U.S. Tranche Term Loan B
3.150%	03/07/21	349	348,514
PharMEDium Healthcare Corp.,
Initial Term Loan (First Lien)
4.250%	01/23/21	191	191,598
Initial Term Loan (Second Lien)
7.750%	01/23/22	10	10,113
Southwire Co. LLC,

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Pharmaceuticals (continued)
Initial Term Loan
3.250%	01/31/21	65	$64,726

			803,528

Pipelines
Energy Transfer Equity LP,
Loan
3.250%	11/15/19	190	187,927

Retail
JCPenney Corp., Inc.,
Loan
6.000%	05/22/18	175	176,180
Term Loan
— %(p)	06/20/19	10	10,093

186,273

Semiconductors & Semiconductor Equipment
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
4.250%	03/01/20	79	79,200
NXP BV/NXP Funding LLC,
Tranche Loan D
3.250%	11/11/20	189	187,455

266,655

Software
First Data Corp.,
2018 Dollar Term Loan
4.154%	03/23/18	55	55,059
SunGard Availability Services Capital, Inc.,
Term Loan B
6.000%	03/27/19	259	257,405

312,464

Technology Hardware, Storage & Peripherals
Information Development Co.,
Tranche Term Loan B-5
3.750%	06/03/20	45	44,495

Transportation Infrastructure
Lineage Logistic Holdings LLC,
Term Loan
4.500%	03/31/21	90	89,214
YRC Worldwide, Inc.,
Initial Term Loan
8.000%	02/12/19	65	65,645

154,859

Wireless Telecommunication Services
Alcatel-Lucent USA, Inc.,
New Term Loan C
4.500%	01/30/19	328	327,609

TOTAL BANK LOANS (cost $9,047,290)			9,076,033

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 1.2%
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	363	391,085
Series 2007-1, Class A4

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
5.451%	01/15/49	500	$539,030
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW15, Class A4
5.331%	02/11/44	963	1,039,478
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.898%(c)	12/10/49	1,000	1,104,678
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	979	1,050,885
Commercial Mortgage Trust,
Series 2007-GG9, Class A4
5.444%	03/10/39	3,398	3,707,782
Credit Suisse Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.467%	09/15/39	461	497,029
GE Commercial Mortgage Corp.,
Series 2007-C1, Class A4
5.543%	12/10/49	1,640	1,781,532
GS Mortgage Securities Corp. Trust,
Series 2013-NYC5, Class C, 144A
2.974%	01/10/30	130	131,621
GS Mortgage Securities Trust,
Series 2006-GG8, Class A4
5.560%	11/10/39	500	542,173
Series GG8-2006, Class A1A
5.547%	11/10/39	260	281,251
Hilton USA Trust,
Series 2013-HLT, Class CFX, 144A
3.714%	11/05/30	140	143,161
Series 2013-HLT, Class DFX, 144A
4.407%	11/05/30	1,290	1,335,801
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB17, Class A4
5.429%	12/12/43	480	516,785
Series 2007-CB18, Class A4
5.440%	06/12/47	1,064	1,161,129
Series 2007-LD11, Class A4
5.991%(c)	06/15/49	5,175	5,690,782
Series 2007-LDPX, Class A3
5.420%	01/15/49	474	517,711
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
6.090%(c)	07/15/44	400	444,062
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class A4
5.424%	02/15/40	991	1,081,760
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%	12/12/49	230	247,511
Series 2007-6, Class A4
5.485%(c)	03/12/51	400	439,345
Series 2007-7, Class A4
5.810%(c)	06/12/50	94	103,761
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49	1,375	1,516,196

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C30, Class A5
5.342%	12/15/43		3,980	$4,339,748
Series 2007-C31, Class A4
5.509%	04/15/47		1,760	1,905,413
Series 2007-C33, Class A4
6.140%(c)	02/15/51		6,552	7,169,441
Series 2007-C33, Class A5
6.140%(c)	02/15/51		1,000	1,114,382

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $38,785,816)				38,793,532

CORPORATE BONDS — 8.1%
Advertising
MDC Partners, Inc.,
Gtd. Notes, 144A
6.750%	04/01/20		190	200,450

Aerospace & Defense
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20		420	426,888
Gtd. Notes, 144A
6.000%	07/15/22		85	87,337
6.500%	07/15/24		85	88,506
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21		225	224,437
Gtd. Notes, 144A
5.250%	06/01/22		35	35,088

				862,256

Air Freight & Logistics
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay),
Gtd. Notes, 144A
7.250%	05/01/22	(a)	85	88,400

Airlines — 0.1%
Air Canada (Canada),
Gtd. Notes, 144A
7.750%	04/15/21		230	244,375
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19		30	30,487
Continental Airlines 2012-1 Class B Pass-Through Trust,
Pass-Through Certificates
6.250%	10/11/21		103	112,645
Delta Air Lines 2012-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
6.875%	05/07/19	(g)	126	140,026
UAL 2009-2A Pass-Through Trust,
Pass-Through Certificates
9.750%	07/15/18		120	137,623
United Continental Holdings, Inc.,
Gtd. Notes
6.000%	12/01/20	(a)	220	229,900
6.000%	07/15/26		245	238,875
6.000%	07/15/28		155	149,188

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Airlines (continued)
6.375%	06/01/18	(a)	10	$10,800
US Airways Group, Inc.,
Gtd. Notes
6.125%	06/01/18	(a)	130	137,313

				1,431,232

Apparel
William Carter Co. (The),
Gtd. Notes, 144A
5.250%	08/15/21	(a)	175	182,437

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
5.125%	02/15/19	(a)	385	404,250
6.250%	03/15/21	(a)	180	193,500
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.000%	09/15/23		200	212,000
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes, 144A
4.250%	05/15/21		200	200,000
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, 144A, PIK
6.875%	08/15/18		295	310,856

				1,320,606

Automobiles
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19		230	249,837
General Motors Co.,
Sr. Unsec’d. Notes, 144A
3.500%	10/02/18		125	127,813
Hyundai Capital America (South Korea),
Sr. Unsec’d. Notes, 144A
1.625%	10/02/15		163	164,476
1.875%	08/09/16		143	145,104
2.125%	10/02/17		180	182,739
2.875%	08/09/18		254	261,347

				1,131,316

Banks — 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes, 144A
2.750%	05/15/17	(a)	195	196,219
3.750%	05/15/19		180	181,350
4.500%	05/15/21		175	178,063
Affiliated Managers Group, Inc.,
Sr. Unsec’d. Notes
4.250%	02/15/24		239	247,275
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.625%	12/15/18		65	66,950
5.125%	03/15/21		155	160,425
6.250%	12/01/19		85	93,075
6.750%	04/15/17		230	255,300
Ally Financial, Inc.,
Gtd. Notes
4.750%	09/10/18		225	238,781

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp.,
Sr. Unsec’d. Notes
3.875%	03/22/17		285	$303,977
5.650%	05/01/18		155	175,698
5.700%	01/24/22		530	615,003
5.750%	12/01/17		1,085	1,223,793
5.875%	01/05/21		1,000	1,169,958
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		1,000	985,656
Bank of America NA,
Sub. Notes
5.300%	03/15/17	(a)	315	346,448
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.500%	02/20/19		400	405,162
Sub. Notes
7.625%	11/21/22	(a)	530	604,995
Barclays PLC (United Kingdom),
Jr. Sub. Notes
8.250%(c)	12/29/49		90	95,400
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19	(a)	130	132,028
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		175	189,656
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.953%	06/15/16		331	349,230
4.750%	05/19/15		500	518,261
6.125%	05/15/18	(a)	247	284,574
Sub. Notes
4.050%	07/30/22	(a)	195	199,777
5.300%	05/06/44	(a)	1,456	1,518,678
5.500%	09/13/25		227	253,211
Cogent Communications Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/21		60	59,550
Credit Suisse NY (Switzerland),
Sub. Notes
6.000%	02/15/18		360	410,167
Discover Bank,
Sr. Unsec’d. Notes
4.200%	08/08/23		769	811,468
Sub. Notes
7.000%	04/15/20		866	1,040,206
Discover Financial Services,
Sr. Unsec’d. Notes
5.200%	04/27/22		304	337,392
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18		300	327,330
Fly Leasing Ltd. (Ireland),
Gtd. Notes
6.750%	12/15/20		205	218,325
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18		70	71,050
4.750%	08/15/17		215	228,706

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.900%	07/19/18		789	$812,883
5.250%	07/27/21		123	138,121
5.750%	01/24/22		1,330	1,539,055
5.950%	01/18/18		360	408,978
6.150%	04/01/18		350	401,387
Sr. Unsec’d. Notes, MTN
1.748%	09/15/17		1,851	1,847,337
Sub. Notes
6.750%	10/01/37	(a)	600	721,820
Unsec’d. Notes
2.625%	01/31/19		1,467	1,486,939
HSBC Holdings PLC (United Kingdom),
Sub. Notes
4.250%	03/14/24	(a)	342	351,961
5.250%	03/14/44		248	265,558
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20	(a)	200	242,564
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
3.500%	03/15/17		35	35,394
4.875%	03/15/19		640	659,200
5.875%	02/01/22		1,065	1,115,587
6.000%	08/01/20		425	455,281
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65		210	210,000
ING Bank NV (Netherlands),
Sub. Notes, 144A
5.800%	09/25/23		300	337,950
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18		140	143,500
5.875%	04/01/19		380	418,000
5.875%	08/15/22		280	305,900
6.250%	05/15/19	(a)	225	252,000
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.350%	01/28/19		563	569,589
3.150%	07/05/16		451	470,099
3.250%	09/23/22		1,695	1,702,738
4.350%	08/15/21		265	286,952
4.500%	01/24/22		2,200	2,410,626
6.300%	04/23/19		300	354,696
KeyBank NA,
Sub. Notes
5.800%	07/01/14		599	599,000
M&I Marshall & Ilsley Bank,
Sub. Notes
5.000%	01/17/17		869	940,371
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18		1,350	1,364,830
3.750%	02/25/23		598	608,333
5.750%	01/25/21	(a)	1,294	1,503,143
Sr. Unsec’d. Notes, MTN
6.625%	04/01/18	(a)	200	233,795

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes
4.875%	11/01/22		830	$890,937
5.000%	11/24/25	(a)	159	169,584
Sub. Notes, MTN
4.100%	05/22/23	(a)	235	238,387
Ocwen Financial Corp.,
Gtd. Notes, 144A
6.625%	05/15/19		185	191,013
RBS Citizens Financial Group, Inc.,
Sub. Notes, 144A
4.150%	09/28/22		546	549,154
Regions Bank,
Sub. Notes
6.450%	06/26/37		525	623,800
7.500%	05/15/18		600	714,127
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.000%	05/15/18		581	578,954
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24		720	731,088
6.000%	12/19/23		4,459	4,821,093
6.100%	06/10/23	(a)	760	831,891
6.125%	12/15/22	(a)	791	865,144
Synovus Financial Corp.,
Sr. Unsec’d. Notes
7.875%	02/15/19		120	137,400
Wells Fargo & Co.,
Sub. Notes
3.450%	02/13/23	(a)	500	497,554

				49,526,850

Beverages
Crestview DS Merger Sub II, Inc.,
Sec’d. Notes, 144A
10.000%	09/01/21	(a)	75	83,813
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.750%	04/01/23		269	256,924
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.750%	01/15/22		707	732,074

				1,072,811

Building Materials
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/21		210	226,275
6.875%	08/15/18		330	342,210
Headwaters, Inc.,
Gtd. Notes, 144A
7.250%	01/15/19		45	47,587
Sec’d. Notes
7.625%	04/01/19		60	64,050
Masco Corp.,
Sr. Unsec’d. Notes
5.950%	03/15/22	(a)	110	121,550

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Building Materials (continued)
US Concrete, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	12/01/18		60	$65,100

				866,772

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.500%	02/15/16		1,180	1,212,315
4.125%	11/15/21	(a)	576	618,166
4.250%	11/15/20		126	136,973
Nufarm Australia Ltd. (Australia),
Gtd. Notes, 144A
6.375%	10/15/19		365	381,881
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.250%	01/15/21		200	210,000
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20		245	254,187
Tronox Finance LLC,
Gtd. Notes
6.375%	08/15/20	(a)	185	191,013

				3,004,535

Commercial Services & Supplies — 0.1%
ADT Corp. (The),
Sr. Unsec’d. Notes
4.125%	04/15/19		210	211,313
4.125%	06/15/23	(a)	65	59,963
6.250%	10/15/21	(a)	170	180,200
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20		360	365,400
Sr. Sec’d. Notes
6.375%	12/01/19	(a)	755	783,313
Sr. Unsec’d. Notes, 144A
8.750%	12/01/20		135	137,869
Brand Energy & Infrastructure Services, Inc.,
Gtd. Notes, 144A
8.500%	12/01/21		430	459,025
Cenveo Corp.,
Sr. Sec’d. Notes, 144A
6.000%	08/01/19		55	55,000
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20		620	661,850
Garda World Security Corp. (Canada),
Gtd. Notes, 144A
7.250%	11/15/21		145	152,431
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22		300	317,625
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.500%	11/15/23		105	109,725
7.000%	02/15/22		110	121,275
7.250%	05/15/18		73	84,497
7.875%	03/15/21		105	120,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes
8.125%	06/15/18		545	$568,980

				4,389,216

Computers
Brocade Communications Systems, Inc.,
Gtd. Notes
4.625%	01/15/23		160	155,200
Compiler Finance Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/21		90	91,350
Seagate HDD Cayman,
Gtd. Notes, 144A
4.750%	01/01/25	(a)	135	133,987
SunGard Availability Services Capital, Inc.,
Gtd. Notes, 144A
8.750%	04/01/22	(a)	265	246,450

				626,987

Construction & Engineering
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18	(a)	230	242,650
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23		105	103,425

				346,075

Consumer Products & Services
First Quality Finance Co., Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	05/15/21		255	240,975
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
8.500%	05/15/18	(a)	110	115,087
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	265	279,575

				635,637

Containers & Packaging — 0.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, PIK
11.125%	06/01/18		179	189,954
Ardagh Finance Holdings SA (Luxembourg),
Sr. Unsec’d. Notes, 144A, PIK
8.625%	06/15/19	(a)	200	206,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21		200	199,750
6.250%	01/31/19	(a)	200	205,000
6.750%	01/31/21	(a)	500	516,250
Sr. Sec’d. Notes, 144A
3.232%	12/15/19		215	214,463
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20		124	127,853
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II,
Gtd. Notes, 144A
6.000%	06/15/17		130	133,250

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Containers & Packaging (continued)
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23	(a)	845	$823,030

				2,615,550

Distributors
Global Partners LP/GLP Finance Corp.,
Gtd. Notes, 144A
6.250%	07/15/22		25	25,000
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20	(a)	375	409,687

				434,687

Diversified Financial Services
SLM Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19		195	200,967
5.500%	01/15/19		535	568,437
8.000%	03/25/20	(a)	85	98,281

				867,685

Electric Utilities — 0.4%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	(a)	75	74,250
7.375%	07/01/21	(a)	710	830,700
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.950%	12/15/22		162	157,427
Atlantic Power Corp.,
Gtd. Notes
9.000%	11/15/18	(a)	440	460,900
Dominion Resources, Inc.,
Jr. Sub. Notes
2.534%(c)	09/30/66		1,115	1,030,427
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21		338	398,852
6.400%	09/15/20		536	636,427
Edison International,
Sr. Unsec’d. Notes
3.750%	09/15/17		91	97,098
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18		403	407,823
4.250%	03/15/23		728	725,028
7.375%	11/15/31		568	671,286
FirstEnergy Solutions Corp.,
Gtd. Notes
6.050%	08/15/21		879	974,332
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21		325	349,827
4.800%	02/15/44		1,000	1,010,999
5.250%	02/15/43		351	378,073
5.800%	02/01/42		160	183,308
5.950%	06/15/41		331	383,306

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Northeast Utilities,
Sr. Unsec’d. Notes
1.450%	05/01/18		148	$145,336
NRG Energy, Inc.,
Gtd. Notes, 144A
6.250%	07/15/22		195	207,675
6.250%	05/01/24	(a)	260	271,700
NSG Holdings LLC/NSG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	12/15/25		365	394,200
Pepco Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	10/01/15		406	413,999
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23		331	331,473
Progress Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	01/15/21		700	767,054
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.000%	09/01/21		79	93,102

				11,394,602

Electrical Equipment & Instruments
Belden, Inc.,
Gtd. Notes, 144A
5.250%	07/15/24		25	25,187

Electronic Equipment, Instruments & Components
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.150%	02/01/24		169	176,732
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19		135	142,763

				319,495

Entertainment & Leisure — 0.1%
24 Hour Holdings III LLC,
Gtd. Notes, 144A
8.000%	06/01/22	(a)	40	39,800
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes, 144A
4.375%	11/01/18	(a)	85	87,763
5.375%	11/01/23		65	67,437
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.,
Sr. Sec’d. Notes, 144A
5.000%	08/01/18		55	56,925
NCL Corp. Ltd.,
Gtd. Notes
5.000%	02/15/18		320	330,400
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
5.250%	11/15/22		270	283,500
7.500%	10/15/27	(a)	355	404,700

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Entertainment & Leisure (continued)
Scientific Games International, Inc.,
Gtd. Notes, 144A
6.625%	05/15/21		320	$316,800

				1,587,325

Environmental Control
ADS Waste Holdings, Inc.,
Gtd. Notes
8.250%	10/01/20		165	177,787

Food & Staples Retailing
CVS Caremark Corp.,
Sr. Unsec’d. Notes
4.000%	12/05/23	(a)	480	502,304
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17		199	200,723

				703,027

Food Products — 0.1%
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18		156	156,376
3.200%	01/25/23		1,081	1,041,939
ESAL GmbH (Brazil),
Gtd. Notes, 144A
6.250%	02/05/23		600	588,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece),
Gtd. Notes, 144A
9.875%	02/01/20		90	96,300
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.250%	04/03/24		200	207,000
7.750%	10/28/20		200	214,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21		150	160,875
8.250%	02/01/20		590	640,150
Sr. Unsec’d. Notes, 144A
5.875%	07/15/24		105	104,737
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
7.750%	01/31/23		200	214,000
Post Holdings, Inc.,
Gtd. Notes, 144A
6.000%	12/15/22	(a)	50	51,000
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21	(a)	470	484,100

				3,958,477

Health Care Providers & Services — 0.2%
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.000%	11/15/19	(a)	410	448,950
Gtd. Notes, 144A
6.875%	02/01/22	(a)	295	312,700
Sr. Sec’d. Notes
5.125%	08/15/18	(a)	665	697,419
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
5.125%	08/01/21	(a)	60	$61,500
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
9.875%	04/15/18		30	32,400
Sec’d. Notes
8.750%	03/15/18		5	5,375
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.625%	07/31/19		160	174,400
HCA, Inc.,
Gtd. Notes
8.000%	10/01/18		235	277,887
Sr. Sec’d. Notes
3.750%	03/15/19		195	196,706
5.000%	03/15/24		120	121,658
HealthSouth Corp.,
Gtd. Notes
7.250%	10/01/18		411	429,495
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
6.625%	04/01/22		45	47,137
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20	(a)	70	75,950
6.250%	11/01/18	(a)	405	449,550
Sr. Unsec’d. Notes
8.125%	04/01/22	(a)	900	1,041,750
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19	(a)	125	126,719
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23		75	72,689
WellPoint, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23	(a)	520	519,381

				5,091,666

Holding Companies
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.500%	10/01/21		185	191,013
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		290	313,200

				504,213

Home Builders — 0.1%
DR Horton, Inc.,
Gtd. Notes
3.625%	02/15/18		170	174,037
3.750%	03/01/19		505	507,525
4.375%	09/15/22		220	218,075
KB Home,
Gtd. Notes
4.750%	05/15/19		175	176,313
Lennar Corp.,
Gtd. Notes
4.125%	12/01/18		365	372,756
4.500%	06/15/19		430	440,213

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Home Builders (continued)
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18		240	$283,200
Toll Brothers Finance Corp.,
Gtd. Notes
4.000%	12/31/18		160	164,800
4.375%	04/15/23		225	221,063
Weyerhaeuser Real Estate Co.,
Sr. Unsec’d. Notes, 144A
4.375%	06/15/19		55	55,138
5.875%	06/15/24		40	41,150
William Lyon Homes, Inc.,
Gtd. Notes, 144A
5.750%	04/15/19		35	35,875

				2,690,145

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Resorts Properties LLC/Caesars Entertainment Resort Properties,
Sec’d. Notes, 144A
11.000%	10/01/21	(a)	160	172,000
Sr. Sec’d. Notes, 144A
8.000%	10/01/20		155	161,975
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.,
Sec’d. Notes, 144A
9.375%	05/01/22	(a)	155	157,325
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	(a)	745	782,250
MCE Finance Ltd. (Macau),
Gtd. Notes, 144A
5.000%	02/15/21		510	515,100
Playa Resorts Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	08/15/20		460	495,650
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		140	140,350
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.250%	10/15/21		200	205,500

				2,630,150

Insurance — 0.3%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
2.250%	03/11/19		200	200,134
American International Group, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/16		144	155,759
4.875%	06/01/22		173	192,646
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16		517	568,389
Aon Corp. (United Kingdom),
Gtd. Notes
5.000%	09/30/20		205	229,946

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.000%	10/15/17		1,000	$1,079,064
5.125%	04/15/22		449	510,564
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21		334	367,393
Sr. Unsec’d. Notes, 144A
6.500%	03/15/35		260	318,479
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21		100	111,067
MetLife, Inc.,
Sr. Unsec’d. Notes
4.368%	09/15/23		487	522,468
4.750%	02/08/21	(a)	920	1,028,182
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.000%	01/10/23		255	252,989
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		209	259,236
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39		123	189,214
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		563	584,141
6.000%	02/10/20		1,594	1,820,464
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		751	861,556

				9,251,691

Internet & Catalog Retail
Bankrate, Inc.,
Gtd. Notes, 144A
6.125%	08/15/18		125	132,656
VeriSign, Inc.,
Gtd. Notes
4.625%	05/01/23		255	251,915

				384,571

Machinery — 0.1%
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		125	133,437
CNH Industrial Capital LLC,
Unsec’d. Notes, 144A
3.375%	07/15/19		225	223,313
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		58	59,455
4.250%	06/15/23		405	426,060
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22	(g)	295	328,187

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Machinery (continued)
LSB Industries, Inc.,
Sr. Sec’d. Notes
7.750%	08/01/19		35	$37,450
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Sec’d. Notes
8.750%	02/01/19	(a)	620	668,050
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.375%	12/17/18		126	126,986

				2,002,938

Media — 0.5%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37		235	282,562
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	(a)	180	179,325
6.375%	09/15/20	(a)	165	175,313
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	(a)	125	133,281
Sr. Unsec’d. Notes
5.500%	12/15/16	(a)	775	763,375
Sr. Unsec’d. Notes, 144A
10.000%	01/15/18		305	294,706
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	(a)	370	397,375
Cogeco Cable, Inc. (Canada),
Gtd. Notes, 144A
4.875%	05/01/20		30	30,375
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21		400	431,000
Comcast Corp.,
Gtd. Notes
5.700%	05/15/18		400	460,806
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	12/15/22		153	149,826
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.875%	10/01/19		200	232,622
Discovery Communications LLC,
Gtd. Notes
3.250%	04/01/23		71	69,691
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18		325	338,000
6.750%	06/01/21		240	273,600
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20	(g)	25	27,875
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Sec’d. Notes
9.750%	04/01/21	(a)	607	696,533

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		940	$1,037,311
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20		215	216,613
Gtd. Notes, 144A
5.000%	04/15/22		50	50,375
Numericable Group SA (France),
Sr. Sec’d. Notes, 144A
4.875%	05/15/19	(a)	200	205,250
6.000%	05/15/22	(a)	250	260,000
6.250%	05/15/24	(a)	200	208,750
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20		225	240,750
Starz LLC/Starz Finance Corp.,
Gtd. Notes
5.000%	09/15/19		455	473,769
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21		759	810,791
4.500%	09/15/42		1,829	1,780,497
5.500%	09/01/41		755	844,609
5.850%	05/01/17	(a)	157	176,573
5.875%	11/15/40	(a)	245	285,783
6.750%	07/01/18		295	349,076
8.250%	04/01/19		1,167	1,478,741
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42		500	509,209
5.375%	10/15/41		556	604,327
6.200%	03/15/40		320	380,417
Time, Inc.,
Gtd. Notes, 144A
5.750%	04/15/22	(a)	65	65,650
Viacom, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/18		73	74,613
4.250%	09/01/23		1,215	1,274,646
Wave Holdco LLC/Wave Holdco Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.250%	07/15/19		20	20,525
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes
10.250%	07/15/19		145	162,944
Gtd. Notes, 144A
10.250%	07/15/19		20	22,475

				16,469,959

Metals & Mining — 0.5%
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.125%	04/15/21	(a)	774	792,259
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
3.850%	04/01/22		352	350,212
4.100%	05/01/23	(a)	6,041	6,015,924

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	11/03/21		3,747	$3,882,229
4.250%	07/17/42		200	182,574
4.500%	08/13/23		297	315,562
5.625%	10/18/43	(a)	610	673,298
Freeport-McMoRan Copper & Gold, Inc.,
Gtd. Notes
3.875%	03/15/23	(a)	1,285	1,281,088
Imperial Metals Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/15/19		20	20,525
JMC Steel Group, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	03/15/18		730	744,600
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22		420	436,800
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Gtd. Notes
11.250%	10/15/18		305	340,075
Sr. Sec’d. Notes
9.000%	10/15/17		85	90,950
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/22	(a)	160	162,000

				15,288,096

Oil, Gas & Consumable Fuels — 0.9%
Approach Resources, Inc.,
Gtd. Notes
7.000%	06/15/21		80	83,400
Basic Energy Services, Inc.,
Gtd. Notes
7.750%	02/15/19	(a)	30	31,800
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.248%	11/01/16		880	907,328
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22		145	150,075
6.125%	02/15/21		580	649,600
CONSOL Energy, Inc.,
Gtd. Notes, 144A
5.875%	04/15/22		285	298,537
CVR Refining LLC/Coffeyville Finance, Inc.,
Sec’d. Notes
6.500%	11/01/22		305	321,775
Denbury Resources, Inc.,
Gtd. Notes
5.500%	05/01/22		220	224,950
6.375%	08/15/21		300	321,750
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21		740	789,950
EP Energy LLC/EP Energy Finance, Inc.,
Sr. Unsec’d. Notes
9.375%	05/01/20		395	452,275

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22	(a)	405	$456,637
Sr. Sec’d. Notes
6.875%	05/01/19		110	117,013
EPL Oil & Gas, Inc.,
Gtd. Notes
8.250%	02/15/18		215	230,050
Exterran Holdings, Inc.,
Gtd. Notes
7.250%	12/01/18		75	79,125
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	04/01/21		180	181,800
Gtd. Notes, 144A
6.000%	10/01/22	(a)	100	101,500
Forbes Energy Services Ltd.,
Gtd. Notes
9.000%	06/15/19		255	264,563
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		95	95,000
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.000%	03/01/21		70	69,825
5.875%	04/01/20		50	51,750
LBC Tank Terminals Holding Netherlands BV (Belgium),
Gtd. Notes, 144A
6.875%	05/15/23		310	327,050
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	03/01/21		330	374,151
Murray Energy Corp.,
Sr. Sec’d. Notes, 144A
8.625%	06/15/21		220	238,150
9.500%	12/05/20		190	212,325
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes, 144A
5.125%	07/15/19		75	75,187
Northern Tier Energy LLC/Northern Tier Finance Corp.,
Sr. Sec’d. Notes
7.125%	11/15/20		200	216,750
Offshore Group Investment Ltd.,
Sr. Sec’d. Notes
7.125%	04/01/23	(a)	75	76,125
7.500%	11/01/19	(a)	375	396,563
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22		295	314,913
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21	(a)	145	144,456
7.875%	11/01/26		70	73,325
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.375%	05/20/23	(a)	6,637	6,391,763
5.625%	05/20/43		555	502,275
7.250%	03/17/44	(a)	1,581	1,743,053

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21	(a)	1,181	$1,230,874
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44		3,580	3,726,780
6.500%	06/02/41		1,584	1,841,400
Gtd. Notes, 144A
6.375%	01/23/45		957	1,111,316
Phillips 66,
Gtd. Notes
4.300%	04/01/22		316	342,008
Rice Energy, Inc.,
Gtd. Notes, 144A
6.250%	05/01/22	(g)	435	445,875
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21		210	216,037
5.875%	06/01/24	(a)	55	57,200
Samson Investment Co.,
Gtd. Notes, 144A
10.750%	02/15/20		300	316,125
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17		361	370,585
Transocean, Inc.,
Gtd. Notes
5.050%	12/15/16		136	147,740
Walter Energy, Inc.,
Sec’d. Notes, 144A, PIK
11.000%	04/01/20		90	74,700
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21		360	376,200
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19		235	247,338

				27,468,967

Paper & Forest Products
Sappi Papier Holding GmbH (South Africa),
Sr. Sec’d. Notes, 144A
6.625%	04/15/21		195	205,725
7.750%	07/15/17		200	222,500

				428,225

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17		447	449,438
Actavis, Inc.,
Sr. Unsec’d. Notes
1.875%	10/01/17		169	170,507
Express Scripts Holding Co.,
Gtd. Notes
4.750%	11/15/21	(a)	1,105	1,222,993
Grifols Worldwide Operations Ltd. (Spain),
Sr. Unsec’d. Notes, 144A
5.250%	04/01/22	(a)	200	207,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20		295	$316,589
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.750%	08/15/18	(a)	215	231,663
6.875%	12/01/18		300	313,875
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.250%	02/01/23		766	757,724

				3,670,289

Pipelines — 0.5%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23		235	247,631
4.875%	03/15/24		55	58,094
5.875%	04/15/21		380	406,600
6.125%	07/15/22		445	491,725
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
7.750%	04/01/19		300	321,750
Gtd. Notes, 144A
6.125%	03/01/22		55	57,887
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21		1,094	1,154,517
5.350%	03/15/20		2,325	2,573,394
DCP Midstream Operating LP,
Gtd. Notes
2.500%	12/01/17		194	199,566
2.700%	04/01/19		62	62,801
3.875%	03/15/23		144	145,789
5.600%	04/01/44	(a)	643	710,350
EL Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
5.000%	10/01/21		129	141,029
Enable Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
2.400%	05/15/19		221	221,204
3.900%	05/15/24		234	233,502
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.200%	09/15/21		509	539,263
Gibson Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	07/15/21	(a)	185	200,263
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	11/15/23		70	71,925
Midcontinent Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.450%	09/15/14		420	422,539
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22		1,000	1,032,704
SemGroup Corp.,
Gtd. Notes
7.500%	06/15/21		270	295,650

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pipelines (continued)
Southern Natural Gas Co./Southern Natural Issuing Corp.,
Sr. Unsec’d. Notes
4.400%	06/15/21		102	$110,508
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23		500	478,526
5.650%	03/01/20		350	394,862
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	06/15/16		114	118,278
2.950%	09/25/18		100	103,804
4.600%	06/15/21		75	81,896
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		100	99,375
5.250%	05/01/23		265	276,925
6.375%	08/01/22	(a)	154	167,475
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21		295	314,913
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.375%	06/01/21		377	426,917
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		217	208,740
4.550%	06/24/24		984	993,743
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20		50	53,311
4.300%	03/04/24		463	482,862

				13,900,318

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		144	142,337
CBRE Services, Inc.,
Gtd. Notes
6.625%	10/15/20		125	132,656
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22		80	77,761
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
4.500%	04/15/19	(a)	110	109,725
Regency Centers LP,
Gtd. Notes
5.250%	08/01/15		167	174,871
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.600%	04/01/24		1,267	1,316,763

				1,954,113

Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
4.600%	04/01/22		94	99,391

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20		255	$266,257
Sr. Unsec’d. Notes, MTN
4.200%	12/15/23	(a)	621	657,157
BioMed Realty LP,
Gtd. Notes
2.625%	05/01/19		119	119,715
3.850%	04/15/16		280	292,940
4.250%	07/15/22		155	159,813
6.125%	04/15/20		540	622,499
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	(a)	785	809,519
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	(a)	427	429,847
4.950%	04/15/18		372	405,142
5.700%	05/01/17		264	291,052
7.500%	05/15/15		55	58,086
Camden Property Trust,
Sr. Unsec’d. Notes
2.950%	12/15/22		161	155,647
4.250%	01/15/24		517	541,000
CommonWealth REIT,
Sr. Unsec’d. Notes
5.750%	11/01/15		42	43,348
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22		260	268,775
DDR Corp.,
Sr. Unsec’d. Notes
4.625%	07/15/22		253	270,722
4.750%	04/15/18		700	761,831
9.625%	03/15/16		142	162,479
Digital Realty Trust LP,
Gtd. Notes
4.500%	07/15/15		100	102,852
5.250%	03/15/21	(a)	134	143,947
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23		249	246,936
3.875%	10/15/22		411	418,360
4.375%	06/15/22		198	208,570
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22		1,400	1,387,448
5.375%	10/15/15		39	41,151
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19		480	481,893
3.000%	04/15/23		1,000	975,315
4.625%	12/15/21		1,610	1,772,185
Essex Portfolio LP,
Gtd. Notes, 144A
3.875%	05/01/24		457	464,643
Geo Group, Inc. (The),
Gtd. Notes
5.875%	01/15/22		220	231,000

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18	180	$182,759
4.700%	09/15/17	76	83,138
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21	1,129	1,129,607
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21	437	431,814
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24	254	256,872
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23	1,022	991,862
4.125%	06/15/22	169	175,893
4.750%	10/01/20	2,168	2,353,776
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
2.500%	12/15/17	311	314,774
3.150%	05/15/23	634	572,572
4.500%	04/18/22	908	919,560
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23	117	122,476
Omega Healthcare Investors, Inc.,
Gtd. Notes, 144A
4.950%	04/01/24	210	214,486
PPF Funding, Inc.,
Notes, 144A
5.125%	06/01/15	40	41,364
Retail Opportunity Investments Partnership LP,
Gtd. Notes
5.000%	12/15/23	114	122,016
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.500%	02/01/21	240	252,000
Simon Property Group LP,
Sr. Unsec’d. Notes
4.125%	12/01/21	1,000	1,083,016
Tanger Properties LP,
Sr. Unsec’d. Notes
3.875%	12/01/23	272	277,454
6.125%	06/01/20	335	392,529
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19	168	180,496
Weingarten Realty Investors,
Sr. Unsec’d. Notes
3.375%	10/15/22	96	94,085

			23,082,069

Retail
Building Materials Holding Corp.,
Sr. Sec’d. Notes, 144A
9.000%	09/15/18	630	678,825

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Retail (continued)
JCPenney Corp., Inc.,
Gtd. Notes
7.400%	04/01/37	(a)	180	$155,783

				834,608

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	03/01/19	(a)	70	74,637
7.000%	07/01/24	(g)	95	97,019
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	02/15/22		60	64,350
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.750%	06/01/18		300	300,750

				536,756

Software — 0.1%
Activision Blizzard, Inc.,
Gtd. Notes, 144A
5.625%	09/15/21		425	457,937
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21		285	304,237
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21		310	318,913
Boxer Parent Co., Inc.,
Sr. Unsec’d. Notes, 144A, PIK
9.000%	10/15/19	(a)	140	136,500
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, 144A, PIK
7.125%	05/01/21	(a)	40	40,900
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20		540	558,900

				1,817,387

Specialty Retail
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/18		580	608,275

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		325	312,743
4.000%	01/31/24	(a)	362	371,966
5.375%	01/31/44	(a)	620	679,107
9.250%	08/06/19		181	240,528
9.700%	11/10/18		196	256,825
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		940	906,876
4.750%	11/01/42	(a)	1,949	1,858,533
6.150%	09/15/43		229	262,239
6.750%	06/15/17		660	757,726
7.250%	06/15/37		610	763,558

				6,410,101

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Transportation Infrastructure
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21		520	$543,400
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
Gtd. Notes
8.125%	02/15/19		75	78,844
Sr. Sec’d. Notes, 144A
7.375%	01/15/22	(a)	385	396,550

				1,018,794

Wireless Telecommunication Services — 0.9%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
4.625%	07/01/17	(a)	560	578,200
6.750%	11/15/20	(a)	870	926,550
8.875%	01/01/20		320	362,400
Sr. Unsec’d. Notes
6.450%	03/15/29	(a)	410	405,900
6.500%	01/15/28		90	89,100
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22		200	213,000
7.875%	12/15/19		445	487,053
Altice Finco SA (Luxembourg),
Sr. Sec’d. Notes, 144A
9.875%	12/15/20	(a)	320	368,800
Altice SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	05/15/22		400	427,000
AT&T, Inc.,
Sr. Unsec’d. Notes
5.550%	08/15/41	(a)	2,171	2,434,238
6.300%	01/15/38		300	363,053
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.150%	06/15/17		37	39,960
6.000%	04/01/17		92	101,545
6.150%	09/15/19	(a)	203	221,270
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		200	208,500
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21		400	413,000
7.000%	02/15/20		400	422,000
8.250%	09/01/17		100	102,880
DigitalGlobe, Inc.,
Gtd. Notes
5.250%	02/01/21	(a)	902	892,980
Embarq Corp.,
Sr. Unsec’d. Notes
7.082%	06/01/16		303	337,140
7.995%	06/01/36		125	136,563
FairPoint Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/15/19		230	247,825
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.875%	05/15/22		145	146,450

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.823%(c)	01/15/18		375	$381,563
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	07/15/22		180	177,750
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		60	60,600
8.750%	03/15/32		485	560,175
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18	(a)	140	169,750
T-Mobile USA, Inc.,
Gtd. Notes
5.250%	09/01/18		200	210,000
6.464%	04/28/19		405	426,263
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22		150	164,063
6.375%	09/01/23		80	91,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.450%	03/15/21		1,958	2,023,405
4.500%	09/15/20		7,432	8,175,141
6.550%	09/15/43	(a)	3,297	4,149,080
Wind Acquisition Finance SA (Italy),
Gtd. Notes, 144A
7.375%	04/23/21	(a)	225	240,188
Sr. Sec’d. Notes, 144A
4.750%	07/15/20		215	216,613

				26,970,998

TOTAL CORPORATE BONDS
(cost $241,698,271)				250,783,731

FOREIGN GOVERNMENT BONDS — 0.2%
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes
3.375%	09/26/16		580	599,575
4.000%	04/14/19		500	507,500
5.750%	09/26/23		529	568,675
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25		605	613,167
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
3.500%	01/21/21	(a)	2,422	2,515,247

TOTAL FOREIGN GOVERNMENT BONDS
(cost $4,634,765)				4,804,164

MUNICIPAL BONDS — 0.4%
California — 0.2%
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		850	1,197,081
7.350%	11/01/39		95	134,937
7.500%	04/01/34		330	470,125
7.600%	11/01/40		2,025	3,067,753

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
California (continued)
7.625%	03/01/40	135	$198,553

			5,068,449

Illinois — 0.2%
City of Chicago,
General Obligation Unlimited
6.314%	01/01/44	3,015	3,333,806
7.781%	01/01/35	120	147,610
State of Illinois,
General Obligation Unlimited
1.840%	12/01/16	445	450,914
3.600%	12/01/19	385	387,283
4.350%	06/01/18	80	84,987
5.100%	06/01/33	480	480,970
5.365%	03/01/17	20	21,853
5.665%	03/01/18	330	366,650
5.877%	03/01/19	495	553,648
General Obligation Unlimited, BABs
6.630%	02/01/35	295	333,205
6.725%	04/01/35	450	517,019
7.350%	07/01/35	145	174,162

			6,852,107

TOTAL MUNICIPAL BONDS
(cost $11,129,043)			11,920,556

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.9%
Federal Home Loan Mortgage Corp.
3.000%	11/01/42-07/01/43	1,974	1,951,239
3.500%	01/01/26-04/01/43	1,651	1,709,744
4.000%	06/01/24-04/01/42	3,066	3,256,957
4.500%	05/01/39-04/01/44	3,255	3,538,334
5.000%	11/01/35-08/01/40	1,493	1,675,560
5.500%	03/01/34-07/01/35	339	381,201
6.500%	09/01/39	242	272,690
Federal National Mortgage Assoc.
1.750%	06/20/19	11,340	11,366,150
2.500%	01/01/43-03/01/43	546	518,131
2.500%	TBA	500	473,984
2.500%	TBA	2,800	2,844,187
3.000%	09/01/42-01/01/44	16,172	15,998,482
3.000%	TBA	1,600	1,662,000
3.500%	01/01/34-08/01/43	1,350	1,400,656
3.500%	TBA	3,000	3,179,531
3.500%	TBA	5,900	6,073,313
4.000%	09/01/26-06/01/43	5,842	6,216,165
4.000%	TBA	7,300	7,747,125
4.500%	12/01/23-01/01/43	3,243	3,527,208
4.500%	TBA	4,600	4,981,657
5.000%	TBA	5,500	6,107,578
5.500%	01/01/23-09/01/34	698	771,697
6.000%	02/01/34-02/01/38	1,659	1,876,735
6.500%	07/01/32-08/01/36	2,361	2,666,496
Government National Mortgage Assoc.
3.000%	07/20/42-02/20/44	3,184	3,220,686
3.000%	TBA	100	100,937
3.500%	05/20/42-01/20/44	4,690	4,899,321

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	TBA		4,100	$4,270,727
4.000%	09/20/40-10/15/41		2,228	2,387,499
4.000%	TBA		8,000	8,561,250
4.500%	05/15/39-07/20/41		3,185	3,484,385
5.000%	07/15/39-06/20/41		2,048	2,268,848
5.500%	06/15/35		537	606,835

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $118,357,366)				119,997,308

U.S. TREASURY OBLIGATIONS — 13.2%
U.S. Treasury Bonds
2.000%	05/31/21		22,500	22,331,250
2.125%	06/30/21		12,490	12,488,052
2.500%	05/15/24	(a)	8,045	8,033,689
3.375%	05/15/44		6,290	6,332,263
4.500%	02/15/36		6,160	7,481,511
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-01/15/23		18,084	19,133,567
0.375%	07/15/23		2,743	2,848,154
0.625%	07/15/21-01/15/24		5,086	5,483,346
1.125%	01/15/21		2,141	2,513,087
1.250%	07/15/20		1,866	2,222,654
1.375%	07/15/18-01/15/20		2,141	2,573,123
1.625%	01/15/18		923	1,139,102
1.875%	07/15/15-07/15/19		2,118	2,665,058
2.000%	01/15/16		1,138	1,432,933
2.125%	01/15/19		868	1,079,332
2.375%	01/15/17		981	1,261,491
2.500%	07/15/16		1,133	1,443,141
2.625%	07/15/17		864	1,106,224
U.S. Treasury Notes
0.250%	01/15/15		24,300	24,322,793
0.500%	06/30/16		17,070	17,084,663
0.625%	11/30/17		156,280	153,887,041
0.750%	12/31/17-02/28/18		61,705	60,811,749
0.875%	06/15/17		21,760	21,768,508
1.500%	05/31/19	(a)	22,000	21,890,000
1.625%	04/30/19-06/30/19		6,420	6,421,875

TOTAL U.S. TREASURY OBLIGATIONS
(cost $406,168,230)				407,754,606

TOTAL LONG-TERM INVESTMENTS
(cost $2,528,672,852)				2,758,184,080

SHORT-TERM INVESTMENT — 16.9%			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $520,385,130; includes $154,435,452 of cash collateral received for securities on loan)(b)(w)(Note 4)			520,385,130	520,385,130

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 106.1%
(cost $3,049,057,982)				3,278,569,210

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
SECURITIES SOLD SHORT — (0.1)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.
4.500%	TBA	1,200	$(1,298,739)
Federal National Mortgage Assoc.
3.000%	TBA	500	(493,947)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(proceeds received $1,778,439)			(1,792,686)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 106.0%
(cost $3,047,279,543)			3,276,776,524
LIABILITIES IN EXCESS OF OTHER ASSETS(X) — (6.0)%			(185,536,205)

NET ASSETS — 100.0%			$3,091,240,319

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
ADR	American Depositary Receipt
BABs	Build America Bonds
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt

PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
SLM	Student Loan Mortgage
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
UTS	Unit Trust Security

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $150,657,762; cash collateral of $154,435,452 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(g)	Indicates a security that has been deemed illiquid.

(p)	Interest rate not available as of June 30, 2014.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation(1)
Long Positions:
670	Mini MSCI EAFE Index	Sep. 2014	$65,659,814	$65,958,150	$298,336
2,366	S&P 500 E-Mini	Sep. 2014	227,512,454	230,968,920	3,456,466

					$3,754,802

(1)	Cash of $13,750,450 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,340,520,077	$563,993,904	$—
Preferred Stocks	694,592	9,575,498	—
Rights	—	50,373	—
Asset-Backed Security	—	219,706	—
Bank Loans	—	9,076,033	—
Commercial Mortgage-Backed Securities	—	38,793,532	—
Corporate Bonds	—	250,393,437	390,294
Foreign Government Bonds	—	4,804,164	—
Municipal Bonds	—	11,920,556	—
U.S. Government Agency Obligations	—	119,997,308	—
U.S. Treasury Obligations	—	407,754,606	—
Affiliated Money Market Mutual Fund	520,385,130	—	—
Short Sales – U.S. Government Agency Obligations	—	(1,792,686)	—
Other Financial Instruments*
Futures	3,754,802	—	—

Total	$1,865,354,601	$1,414,786,431	$390,294

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (5.0% represents investments purchased with collateral from securities on loan)	16.9%
U.S. Treasury Obligations	13.2
Banks	6.5
Oil, Gas & Consumable Fuels	4.9
Pharmaceuticals	3.9
U.S. Government Agency Obligations	3.9
Insurance	2.8
Software	2.6
Media	2.5
Internet Software & Services	2.3
Electric Utilities	2.1
Wireless Telecommunication Services	1.8
Chemicals	1.8
Machinery	1.8
Biotechnology	1.6
Energy Equipment & Services	1.6
Real Estate Investment Trusts (REITs)	1.6
Beverages	1.5
Specialty Retail	1.5
Capital Markets	1.4
Health Care Providers & Services	1.3
Commercial Mortgage-Backed Securities	1.2
Metals & Mining	1.2
Food & Staples Retailing	1.2
Diversified Telecommunication Services	1.1
Food Products	1.0
Aerospace & Defense	1.0
Semiconductors & Semiconductor Equipment	1.0
Hotels, Restaurants & Leisure	1.0
Technology Hardware, Storage & Peripherals	1.0
Automobiles	0.9
IT Services	0.9
Household Products	0.9
Real Estate Management & Development	0.8
Industrial Conglomerates	0.8
Auto Components	0.8
Tobacco	0.8
Airlines	0.8

Diversified Financial Services	0.7%
Household Durables	0.7
Communications Equipment	0.7
Consumer Finance	0.7
Road & Rail	0.6
Health Care Equipment & Supplies	0.6
Electrical Equipment	0.6
Life Sciences Tools & Services	0.5
Electronic Equipment, Instruments & Components	0.5
Trading Companies & Distributors	0.5
Personal Products	0.5
Air Freight & Logistics	0.5
Multiline Retail	0.5
Pipelines	0.5
Textiles, Apparel & Luxury Goods	0.4
Municipal Bonds	0.4
Commercial Services & Supplies	0.4
Multi-Utilities	0.3
Construction Materials	0.3
Professional Services	0.3
Building Products	0.2
Thrifts & Mortgage Finance	0.2
Containers & Packaging	0.2
Diversified Consumer Services	0.2
Foreign Government Bonds	0.2
Independent Power & Renewable Electricity Producers	0.1
Gas Utilities	0.1
Construction & Engineering	0.1
Transportation Infrastructure	0.1
Home Builders	0.1
Leisure Products	0.1
Marine	0.1
Real Estate	0.1
Entertainment & Leisure	0.1
Auto Parts & Equipment	0.1
U.S. Government Agency Obligations	(0.1)

106.0
Liabilities in excess of other assets	(6.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$50,373		—	$—
Equity contracts	Due from broker-variation margin	3,754,802	*	—	—

Total		$3,805,175			$—

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Total
Equity contracts	$52,522	$22,582,631	$22,635,153

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures	Total
Equity contracts	$50,373	$(6,646,663)	$(6,596,290)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average value at trade date for futures long positions was $265,635,365.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $150,657,762:
Unaffiliated investments (cost $2,528,672,852)	$2,758,184,080
Affiliated investments (cost $520,385,130)	520,385,130
Foreign currency, at value (cost $92,102)	92,231
Deposit with broker	13,750,450
Receivable for investments sold	70,652,554
Dividends and interest receivable	6,728,328
Tax reclaim receivable	1,757,192
Receivable for fund share sold	766,201
Due from broker-variation margin	97,570
Prepaid expenses	2,815

Total Assets	3,372,416,551

LIABILITIES:
Payable to broker for collateral for securities on loan	154,435,452
Payable for investments purchased	123,188,062
Securities sold short, at value (proceeds received $1,778,439)	1,792,686
Advisory fees payable	945,516
Foreign capital gains tax liability	324,934
Accrued expenses and other liabilities	299,977
Payable for fund share repurchased	155,475
Distribution fee payable	33,765
Affiliated transfer agent fee payable	365

Total Liabilities	281,176,232

NET ASSETS	$3,091,240,319

Net assets were comprised of:
Paid-in capital	$2,436,709,444
Retained earnings	654,530,875

Net assets, June 30, 2014	$3,091,240,319

Net asset value and redemption price per share, $3,091,240,319 / 235,667,741 outstanding shares of beneficial interest	$13.12

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $1,107,286 foreign withholding tax)	$23,163,613
Interest income	10,614,322
Affiliated income from securities lending, net	309,196
Affiliated dividend income	233,312

34,320,443

EXPENSES
Advisory fees	11,805,674
Distribution fee	1,448,001
Custodian and accounting fees	430,000
Audit fee	19,000
Trustees’ fees	16,000
Insurance expenses	16,000
Commitment fee on syndicated credit agreement	7,000
Legal fees and expenses	7,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Loan interest expense	816
Miscellaneous	39,762

Total expenses	13,797,253
Less: advisory fee waivers and/or expense reimbursement	(207,956)

Net expenses	13,589,297

NET INVESTMENT INCOME	20,731,146

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (net of foreign capital gains taxes $(19,750))	104,621,438
Futures transactions	22,582,631
Short sales transactions	9,828
Foreign currency transactions	(2,849)

127,211,048

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $316,641)	(17,639,797)
Futures	(6,646,663)
Short sales	(20,271)
Foreign currencies	3,510

(24,303,221)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	102,907,827

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$123,638,973

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$20,731,146	$17,874,245
Net realized gain on investment and foreign currency transactions	127,211,048	212,227,587
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(24,303,221)	178,239,094

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	123,638,973	408,340,926

FUND SHARE TRANSACTIONS:
Fund share sold [13,350,464 and 62,600,066 shares, respectively]	169,429,903	712,756,244
Fund share repurchased [1,973,520 and 9,156,448 shares, respectively]	(24,699,220)	(102,616,570)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	144,730,683	610,139,674

TOTAL INCREASE IN NET ASSETS	268,369,656	1,018,480,600
NET ASSETS:
Beginning of period	2,822,870,663	1,804,390,063

End of period	$3,091,240,319	$2,822,870,663

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 84.0%
COMMON STOCKS — 70.0%	Shares	Value (Note 2)
Aerospace & Defense — 0.9%
B/E Aerospace, Inc.*	113,096	$10,460,249
BAE Systems PLC (United Kingdom)	1,119,286	8,290,210
Huntington Ingalls Industries, Inc.	162,373	15,358,862
Lockheed Martin Corp.	70,000	11,251,100
Raytheon Co.	79,920	7,372,620

		52,733,041

Air Freight & Logistics — 0.7%
CEVA Holdings LLC*	79	86,350
FedEx Corp.	68,920	10,433,110
TNT Express NV (Netherlands)	2,018,850	18,265,185
United Parcel Service, Inc. (Class B Stock)	107,690	11,055,455

		39,840,100

Airlines — 0.7%
Deutsche Lufthansa AG (Germany)	1,351,500	29,012,732
International Consolidated Airlines Group SA (United Kingdom)*	2,197,553	13,933,874

		42,946,606

Auto Components — 0.5%
Cie Generale des Etablissements Michelin (France)	233,213	27,846,156

Automobiles — 1.3%
Ford Motor Co.	500,000	8,620,000
General Motors Co.	673,330	24,441,879
Mazda Motor Corp. (Japan)	1,905,000	8,940,016
Nissan Motor Co. Ltd. (Japan)	1,967,200	18,628,320
Toyota Motor Corp. (Japan)	253,200	15,159,747

		75,789,962

Banks — 6.7%
Bangkok Bank PCL (Thailand)	811,800	4,828,036
Barclays PLC (United Kingdom)	626,834	2,283,404
BNP Paribas SA (France)	342,793	23,295,794
CIT Group, Inc.	209,786	9,599,807
Citigroup, Inc.	1,062,606	50,048,743
Columbia Banking System, Inc.(a)	50,035	1,316,421
Commerzbank AG (Germany)*	485,130	7,603,492
Commonwealth Bank of Australia (Australia)	2,500	190,671
Credit Agricole SA (France)	1,452,564	20,508,553
DBS Group Holdings Ltd. (Singapore)	574,000	7,720,125
Guaranty Bancorp	48,080	668,312
HSBC Holdings PLC (United Kingdom) (XHKG)	2,344,960	23,847,564
HSBC Holdings PLC (United Kingdom) (XLON)	693,543	7,036,011
ICICI Bank Ltd. (India), ADR*	146,401	7,305,410
JPMorgan Chase & Co.	1,130,075	65,114,922
KB Financial Group, Inc. (South Korea)	611,010	21,233,752
PNC Financial Services Group, Inc. (The)	364,766	32,482,412
Royal Bank of Canada (Canada)	110,200	7,877,846
Societe Generale SA (France)	60,717	3,184,162
State Bank Financial Corp.	80,800	1,366,328
SunTrust Banks, Inc.	621,482	24,896,569
UniCredit SpA (Italy)	2,362,157	19,750,877
Wells Fargo & Co.	939,460	49,378,017

		391,537,228

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages — 0.8%
Coca-Cola Co. (The)	284,730	$12,061,163
Coca-Cola Enterprises, Inc.	150,486	7,190,221
PepsiCo, Inc.	329,874	29,470,943

		48,722,327

Biotechnology — 0.4%
Amgen, Inc.	211,880	25,080,236

Capital Markets — 1.1%
Credit Suisse Group AG (Switzerland)*	1,209,731	34,404,118
Morgan Stanley	862,270	27,877,189

		62,281,307

Chemicals — 1.6%
Agrium, Inc. (Canada)	135,000	12,370,050
Akzo Nobel NV (Netherlands)	321,820	24,129,820
Dow Chemical Co. (The)	363,380	18,699,535
E.I. du Pont de Nemours & Co.	202,900	13,277,776
LyondellBasell Industries NV (Class A Stock)	200,000	19,530,000
Mosaic Co. (The)	114,460	5,660,047

		93,667,228

Commercial Services & Supplies — 0.5%
Republic Services, Inc.	197,890	7,513,883
Serco Group PLC (United Kingdom)	2,107,102	13,180,206
Waste Management, Inc.	198,390	8,873,985

		29,568,074

Communications Equipment — 1.1%
Brocade Communications Systems, Inc.	86,440	795,248
Cisco Systems, Inc.	1,986,290	49,359,306
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,312,799	15,859,603

		66,014,157

Construction & Engineering — 0.2%
FLSmidth & Co. A/S (Denmark)(a)	204,670	11,428,447

Construction Materials — 0.4%
CRH PLC (Ireland)*	876,288	22,448,142

Consumer Finance — 0.1%
Ally Financial, Inc.*(a)	326,300	7,801,833

Containers & Packaging — 0.3%
MeadWestvaco Corp.	355,088	15,716,195

Diversified Financial Services — 0.8%
ING Groep NV (Netherlands), CVA*	1,888,294	26,497,466
Lehman Brothers Holdings, Inc.*	45,356,002	20,750,371

		47,247,837

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	400,000	14,144,000
CenturyLink, Inc.	100,000	3,620,000
China Telecom Corp. Ltd. (China), ADR(a)	167,315	8,190,069
Koninklijke KPN NV (Netherlands)*	2,261,130	8,244,232
Singapore Telecommunications Ltd. (Singapore)	6,003,000	18,553,444
Telefonica SA (Spain)	1,358,141	23,316,374
Telstra Corp. Ltd. (Australia)	1,053,669	5,176,440
Verizon Communications, Inc.	231,689	11,336,543

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services (continued)
Vivendi SA (France)*	413,446	$10,117,671

		102,698,773

Electric Utilities — 2.4%
American Electric Power Co., Inc.	200,000	11,154,000
Duke Energy Corp.	263,980	19,584,676
Entergy Corp.	242,778	19,929,646
Exelon Corp.	624,150	22,768,992
FirstEnergy Corp.	192,670	6,689,502
HK Electric Investments (Hong Kong), 144A*	2,500,000	1,696,955
NextEra Energy, Inc.	198,900	20,383,272
Pinnacle West Capital Corp.	44,800	2,591,232
PPL Corp.	179,600	6,381,188
Southern Co. (The)(a)	500,000	22,690,000
Xcel Energy, Inc.	286,360	9,229,383

		143,098,846

Electrical Equipment — 0.2%
Alstom SA (France)	241,657	8,776,350
Dongfang Electric Corp. Ltd. (China) (Class H Stock)	1,392,754	2,394,528

		11,170,878

Energy Equipment & Services — 2.3%
Baker Hughes, Inc.	739,544	55,059,051
Ensco PLC (Class A Stock)(a)	106,534	5,920,094
Fugro NV (Netherlands), CVA	272,420	15,578,055
Halliburton Co.	205,842	14,616,840
Noble Corp. PLC(a)	609,830	20,465,895
Transocean Ltd.(a)	446,948	20,126,068

		131,766,003

Food & Staples Retailing — 1.9%
CVS Caremark Corp.	391,834	29,532,529
Kroger Co. (The)	449,754	22,231,340
Metro AG (Germany)*	123,390	5,369,745
Tesco PLC (United Kingdom)	7,249,916	35,235,755
Walgreen Co.	237,384	17,597,276

		109,966,645

Food Products — 0.1%
Nestle SA (Switzerland)	40,000	3,099,478

Gas Utilities — 0.1%
AGL Resources, Inc.	64,268	3,536,668

Health Care Equipment & Supplies — 1.5%
Getinge AB (Sweden) (Class B Stock)	595,030	15,581,110
Medtronic, Inc.(a)	1,052,405	67,101,343
Stryker Corp.	85,871	7,240,643

		89,923,096

Health Care Providers & Services — 0.6%
Cigna Corp.	369,181	33,953,577

Independent Power & Renewable Electricity Producers — 0.3%
Dynegy, Inc.*	2,357	82,024
NRG Energy, Inc.	459,403	17,089,792

		17,171,816

Industrial Conglomerates — 1.0%
General Electric Co.	977,000	25,675,560
Koninklijke Philips NV (Netherlands)	375,153	11,906,724

COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Conglomerates (continued)
Siemens AG (Germany)	136,354	$18,003,384

		55,585,668

Insurance — 4.0%
ACE Ltd.	253,771	26,316,053
Alleghany Corp.*(a)	39,422	17,271,567
Allstate Corp. (The)	241,679	14,191,391
American International Group, Inc.	1,070,686	58,438,042
Aviva PLC (United Kingdom)	2,642,075	23,051,408
AXA SA (France)	624,712	14,926,456
MetLife, Inc.	426,639	23,704,063
Muenchener Rueckversicherungs AG (Germany)	65,786	14,568,205
Swiss Re AG (Switzerland)*	151,536	13,474,159
White Mountains Insurance Group Ltd.	26,300	16,001,972
Zurich Insurance Group AG (Switzerland)*	36,964	11,133,051

		233,076,367

IT Services — 0.4%
Xerox Corp.	2,018,180	25,106,159

Life Sciences Tools & Services — 0.1%
QIAGEN NV (Netherlands)*	318,000	7,690,876

Machinery — 0.9%
Caterpillar, Inc.	162,035	17,608,343
CNH Industrial NV (United Kingdom)	981,168	10,067,669
Deere & Co.	86,100	7,796,355
Federal Signal Corp.	173,700	2,544,705
Navistar International Corp.*(a)	439,520	16,473,210

		54,490,282

Marine — 0.4%
AP Moller-Maersk A/S (Denmark) (Class B Stock)	10,485	26,068,694

Media — 3.1%
CBS Corp. (Class B Stock)	306,590	19,051,503
Cengage Learning*	87,123	3,071,086
Comcast Corp. (Special Class A Stock)	673,390	35,911,889
Dex Media, Inc.*(a)	69,600	775,344
News Corp. (Class A Stock)*	265,862	4,769,564
Reed Elsevier PLC (United Kingdom)	1,383,739	22,236,436
Time Warner Cable, Inc.	176,031	25,929,366
Tribune Co. (Class A Stock)*	34,611	2,943,666
Tribune Co. (Class B Stock)*	21,221	1,815,987
Twenty-First Century Fox, Inc. (Class A Stock)	570,580	20,055,887
Twenty-First Century Fox, Inc. (Class B Stock)	909,193	31,121,676
Walt Disney Co. (The)	151,430	12,983,608

		180,666,012

Metals & Mining — 3.2%
Anglo American PLC (United Kingdom)	463,550	11,360,800
AngloGold Ashanti Ltd. (South Africa), ADR*	35,977	619,164
Barrick Gold Corp. (Canada)	438,720	8,028,576
BHP Billiton PLC (United Kingdom)	640,208	20,812,419
Freeport-McMoRan Copper & Gold, Inc.	1,521,068	55,518,982
Goldcorp, Inc. (Canada)	321,320	8,968,041
MMC Norilsk Nickel OJSC (Russia), ADR	936,317	18,642,071
Newmont Mining Corp.	381,813	9,713,323
POSCO (South Korea)	68,819	20,564,867

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Rio Tinto PLC (United Kingdom), ADR(a)	395,960	$21,492,709
ThyssenKrupp AG (Germany)*	472,292	13,742,071

		189,463,023

Multiline Retail — 0.5%
Kohl’s Corp.	226,259	11,919,324
Target Corp.	300,340	17,404,703

		29,324,027

Multi-Utilities — 1.1%
Dominion Resources, Inc.	243,280	17,399,386
DTE Energy Co.	5,000	389,350
PG&E Corp.	448,783	21,550,560
Public Service Enterprise Group, Inc.	295,150	12,039,169
Sempra Energy	85,840	8,988,306
TECO Energy, Inc.(a)	305,800	5,651,184

		66,017,955

Oil, Gas & Consumable Fuels — 8.6%
Apache Corp.	306,552	30,845,262
BG Group PLC (United Kingdom)	627,430	13,239,569
BP PLC (United Kingdom)	3,339,066	29,403,410
BP PLC (United Kingdom), ADR	570,000	30,067,500
Canadian Oil Sands Ltd. (Canada)	512,600	11,615,827
Chevron Corp.	251,100	32,781,104
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	4,454,500	12,868,090
CONSOL Energy, Inc.	255,177	11,756,004
Eni SpA (Italy)	647,275	17,702,764
Exxon Mobil Corp.	208,110	20,952,515
Galp Energia, SGPS SA (Portugal) (Class B Stock)	1,244,010	22,802,228
Kunlun Energy Co. Ltd. (China)	7,786,000	12,835,706
Lukoil OAO (Russia), ADR	174,504	10,438,829
Marathon Oil Corp.	629,213	25,118,183
Murphy Oil Corp.	164,926	10,964,280
Petroleo Brasileiro SA (Brazil), ADR	476,220	6,967,099
Royal Dutch Shell PLC (Netherlands), ADR	509,891	41,999,722
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	777,329	32,095,987
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	320,108	13,911,857
SandRidge Energy, Inc.*	18,400	2,038,950
Spectra Energy Corp.	333,140	14,151,787
Talisman Energy, Inc. (Canada) (NYSE)	949,430	10,063,958
Talisman Energy, Inc. (Canada) (XTSE)	2,644,750	27,958,183
Total SA (France)	401,677	29,061,214
Total SA (France), ADR(a)	253,315	18,289,343
Williams Cos., Inc. (The)	172,090	10,017,359

		499,946,730

Paper & Forest Products — 0.4%
International Paper Co.	466,524	23,545,466

Personal Products — 0.2%
Avon Products, Inc.	906,078	13,237,800

Pharmaceuticals — 7.5%
AstraZeneca PLC (United Kingdom)	187,080	13,918,243
AstraZeneca PLC (United Kingdom) ADR(a)	76,008	5,648,154
Eli Lilly & Co.	513,653	31,933,807

COMMON STOCKS (continued)	Shares		Value (Note 2)
Pharmaceuticals (continued)
Forest Laboratories, Inc.*	205,860		$20,380,140
GlaxoSmithKline PLC (United Kingdom)	864,243		23,010,520
Hospira, Inc.*	257,016		13,202,912
Johnson & Johnson	202,860		21,223,213
Merck & Co., Inc.	1,674,519		96,870,924
Merck KGaA (Germany)	165,720		14,370,698
Pfizer, Inc.	1,446,760		42,939,837
Roche Holding AG (Switzerland)	175,916		52,415,384
Sanofi (France)	240,580		25,571,145
Sanofi (France), ADR	141,708		7,534,614
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,294,404		67,852,658

			436,872,249

Professional Services
Hays PLC (United Kingdom)	1,283		3,207

Real Estate Investment Trusts (REITs) — 0.1%
Alexander’s, Inc.	9,200		3,399,124
Scentre Group (Australia)*	771,953		2,329,324

			5,728,448

Real Estate Management & Development
Brookfield Property Partners LP(a)	—	(o)	1
Forestar Group, Inc.*(a)	42,413		809,664

			809,665

Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.	917,400		28,347,660
Samsung Electronics Co. Ltd. (South Korea)	46,661		60,936,912
Texas Instruments, Inc.	148,710		7,106,851

			96,391,423

Software — 2.2%
Microsoft Corp.	2,261,285		94,295,584
SAP SE (Germany)	80,441		6,198,359
Symantec Corp.	1,096,790		25,116,491

			125,610,434

Specialty Retail — 0.5%
Best Buy Co., Inc.	313,520		9,722,255
Kingfisher PLC (United Kingdom)	3,545,852		21,767,515

			31,489,770

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	706,463		65,651,606
Hewlett-Packard Co.	1,215,071		40,923,592
Konica Minolta, Inc. (Japan)	1,115,000		11,020,764

			117,595,962

Tobacco — 1.6%
Altria Group, Inc.(a)	423,727		17,771,110
British American Tobacco PLC (United Kingdom)	516,276		30,719,437
Imperial Tobacco Group PLC (United Kingdom)	390,430		17,564,597
Lorillard, Inc.	347,333		21,176,893
Philip Morris International, Inc.	100,218		8,449,380

			95,681,417

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services — 1.2%
Mobile Telesystems OJSC (Russia), ADR	700,520	$13,828,265
Turkcell Iletisim Hizmetleri A/S (Turkey), ADR*(a)	1,412,092	22,028,635
Vodafone Group PLC (United Kingdom)	11,030,882	36,868,107

		72,725,007

TOTAL COMMON STOCKS (cost $3,308,559,072)		4,094,181,297

PREFERRED STOCKS — 2.5%
Air Freight & Logistics
CEVA Holdings LLC, Series A2 (PRFC)*	170	186,923

Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)	45,545	11,928,995

Banks — 0.6%
Bank of America Corp., Series L, CVT, 7.250%	12,300	14,354,100
Bank of America Corp., 6.000%	600,000	9,108,000
Wells Fargo & Co., Series L, CVT, 7.500%	8,000	9,712,000

		33,174,100

Capital Markets — 0.1%
Peabody Energy Corp. (United Kingdom), 144A, 10.000%	300,000	4,962,600

Electric Utilities
NextEra Energy, Inc., CVT, 5.599%*	5,000	331,776
NextEra Energy, Inc., CVT, 5.889%	12,600	818,874

		1,150,650

Energy Equipment & Services — 0.2%
Schlumberger Ltd. (PRFC)	100,000	9,780,000
Weatherford International PLC (United Kingdom), 144A, 7.500%	155,000	2,871,375

		12,651,375

Insurance — 0.1%
MetLife, Inc., CVT, 5.000%	74,075	2,367,437

IT Services — 0.1%
First Data Holdings, Inc. (Class B)(original cost $4,971,200, purchased 06/26/14)*(f)(g)	1,242,800	4,971,200

Metals & Mining — 0.1%
ArcelorMittal SA (Luxembourg), Series MTUS, CVT, 6.000%	120,000	2,698,800

Multi-Utilities — 0.1%
Dominion Resources, Inc., Series A, CVT, 6.125%	32,000	1,844,800
Dominion Resources, Inc., Series B, CVT, 6.000%	32,000	1,856,640
Dominion Resources, Inc., 6.375%*	69,500	3,657,438

		7,358,878

Oil, Gas & Consumable Fuels — 0.8%
Chesapeake Energy Corp., CVT, 144A, 5.750%*(a)	5,000	6,346,875
Devon Energy Corp., 144A, 6.000%	215,000	15,081,175
Halcon Resources Corp., Series A, CVT, 5.750%*	5,000	6,067,500
Petroleo Brasileiro SA (Brazil) (PRFC), ADR(a)	1,252,015	19,581,515

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Sanchez Energy Corp., 4.875%*	10,000	$916,875

		47,993,940

Real Estate Investment Trusts (REITs)
FelCor Lodging Trust, Inc., Series A, CVT, 1.950%*	52,675	1,375,344

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Corp., 144A, 7.000%	220,000	6,747,400

Thrifts & Mortgage Finance — 0.1%
Federal Home Loan Mortgage Corp., Series Z, 8.375%*(a)	204,025	2,225,913
Federal National Mortgage Association, CVT, 5.375%*	75	2,400,000
Federal National Mortgage Association, Series Q, 6.750%*	65,850	600,552
Federal National Mortgage Association, Series R, 7.625%*	105,350	985,023
Federal National Mortgage Association, Series S, 8.250%*(a)	112,125	1,160,494

		7,371,982

TOTAL PREFERRED STOCKS (cost $130,025,762)		144,939,624

	Units
WARRANTS* — 0.1%
Independent Power & Renewable Electricity Producers
Dynegy, Inc., expiring 10/02/17	36,800	170,384

Media — 0.1%
Tribune Co., expiring 12/31/32	66,047	5,574,367

TOTAL WARRANTS
(cost $3,060,030)		5,744,751

Interest Rate	Maturity Date	Principal Amount (000)#
BANK LOANS(c) — 1.8%
Automobile Manufacturers Navistar, Inc.,
Tranche Term Loan B
5.750%	08/15/17	276	281,766

Diversified Telecommunication Services — 0.1%
Avaya, Inc.,
Term Loan B-3
4.727%	10/26/17	6,109	5,977,278
Term Loan B-6
6.500%	03/31/18	1,490	1,490,920

			7,468,198

Electric Utilities — 0.5%
Fieldwood Energy LLC,
Term Loan
— %(p)	09/30/20	6,500	6,705,445
Texas Competitive Electric Holdings Co. LLC,
Term Loan
— %(p)	10/10/17	24,500	20,212,500

			26,917,945

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Food Distributors — 0.1%
US Foods, Inc.,
Incremental Term Loan
4.500%	03/31/19	4,950	$4,954,123

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Operating Co., Inc.,
Term Loan B-5
4.402%	01/28/18	1,074	990,616
Term Loan B-6
5.402%	01/28/18	5,122	4,724,333
Term Loan B-7
9.750%	03/01/17	574	566,036

			6,280,985

Media — 0.5%
Cengage Learning Acquisitions, Inc.,
Term Loan
7.000%	03/31/20	550	556,035
Clear Channel Communications, Inc.,
Tranche Term Loan B
3.800%	01/29/16	307	304,172
Tranche Term Loan D
6.900%	01/30/19	22,606	22,492,967
Tranche Term Loan E
7.650%	07/31/19	5,662	5,671,039

			29,024,213

Multiline Retail — 0.1%
J.C. Penney Co.,
Loan
6.000%	05/22/18	7,588	7,658,826

Oil, Gas & Consumable Fuels — 0.3%
Drillships Financing Holding, Inc.,
Tranche Term Loan B-1
6.000%	03/31/21	7,481	7,570,660
NGPL PipeCo LLC,
Term Loan
6.750%	09/15/17	240	238,824
Quicksilver Resources, Inc.,
Loan (Second Lien)
7.000%	06/21/19	10,000	9,756,250

			17,565,734

Software — 0.1%
First Data Corp.,
2018 Dollar Term Loan
4.154%	03/24/18	5,000	5,005,320

TOTAL BANK LOANS (cost $99,987,622)			105,157,110

CONVERTIBLE BONDS — 0.4%
Automobiles — 0.2%
Volkswagen International Finance NV (Germany),
Gtd. Notes, 144A
5.500%	11/09/15	7,500	12,000,205

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
Oil, Gas & Consumable Fuels — 0.2%
Cobalt International Energy, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/24	(a)	10,000	$10,756,250

TOTAL CONVERTIBLE BONDS (cost $19,566,204)				22,756,455

CORPORATE BONDS — 9.1%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.125%	01/15/23	(a)	5,600	5,768,000
TransDigm, Inc.,
Gtd. Notes, 144A
6.000%	07/15/22		1,300	1,335,750
6.500%	07/15/24		1,300	1,353,625

				8,457,375

Air Freight & Logistics
CEVA Group PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.000%	05/01/18		325	302,250

Airlines — 0.1%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(i)
7.500%	03/15/16		7,183	7,460,822

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
6.500%	03/01/21		6,300	6,835,500

Automobiles — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21		3,600	4,068,000

Banks — 0.3%
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(c)	12/29/49		2,500	2,525,000
6.300%(c)	12/29/49	(a)	9,100	9,270,625
Stena International SA (Sweden),
Sr. Sec’d. Notes, 144A
5.750%	03/01/24	(a)	2,300	2,323,000
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	(a)	3,100	3,288,325

				17,406,950

Building Products — 0.3%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
6.000%	04/01/24	(a)	3,000	3,123,750
9.375%	10/12/22		3,600	4,234,500
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.875%	03/25/19	(a)	2,000	2,090,000
9.000%	01/11/18		138	148,350
9.500%	06/15/18	(a)	5,000	5,725,000

				15,321,600

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Chemicals — 0.1%
INEOS Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
5.875%	02/15/19		800	$820,000
Orion Engineered Carbons Finance & Co. SCA (Luxembourg),
Gtd. Notes, PIK, 144A
9.250%	08/01/19	(a)	2,400	2,503,200

				3,323,200

Commercial Services & Supplies — 0.3%
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
9.500%	06/15/18	(a)	5,000	5,512,500
Algeco Scotsman Global Finance PLC (United Kingdom),
Gtd. Notes, 144A
10.750%	10/15/19		5,000	5,150,000
Sr. Sec’d. Notes, 144A
8.500%	10/15/18	(a)	4,900	5,206,250
Jaguar Holding Co. I,
Sr. Unsec’d. Notes, PIK, 144A
9.375%	10/15/17		3,000	3,105,000

				18,973,750

Containers & Packaging — 0.1%
Crown Americas LLC/Crown Americas Capital Corp IV,
Gtd. Notes
4.500%	01/15/23		5,000	4,870,000

Distributors — 0.1%
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20	(a)	5,000	5,462,500

Diversified Financial Services — 0.1%
Nuveen Investments, Inc.,
Sr. Unsec’d. Notes, 144A
9.125%	10/15/17		3,000	3,251,250
9.500%	10/15/20		1,050	1,244,250

				4,495,500

Diversified Telecommunication Services — 0.2%
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21		4,281	3,949,223
Sr. Sec’d. Notes, 144A
7.000%	04/01/19		4,075	4,075,000
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.750%	12/01/23	(a)	1,200	1,311,000
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
6.625%	06/01/20	(a)	4,500	4,803,750

				14,138,973

Electric Utilities — 0.3%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22	(a)	3,200	3,448,000
InterGen NV (Netherlands),
Sr. Sec’d. Notes, 144A
7.000%	06/30/23		5,000	5,162,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Sr. Sec’d. Notes, 144A(i)
11.500%	10/01/20		8,565	$7,815,563

				16,426,063

Electrical Equipment — 0.1%
Belden, Inc.,
Gtd. Notes, 144A
5.500%	09/01/22		5,000	5,175,000

Food Products — 0.2%
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21		5,600	6,006,000
8.250%	02/01/20		150	162,750
US Foods, Inc.,
Gtd. Notes
8.500%	06/30/19		7,500	8,028,750

				14,197,500

Health Care Equipment & Supplies — 0.1%
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20	(a)	3,300	3,465,000

Health Care Providers & Services — 0.5%
CHS/Community Health Systems, Inc.,
Gtd. Notes, 144A
6.875%	02/01/22	(a)	1,800	1,908,000
Sr. Sec’d. Notes, 144A
5.125%	08/01/21		600	615,000
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24		2,500	2,515,625
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	(a)	7,300	7,838,375
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23	(a)	6,000	6,277,500
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
6.625%	04/01/22	(a)	1,500	1,571,250
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.750%	02/01/20	(a)	5,000	5,431,250
8.125%	04/01/22	(a)	4,100	4,745,750

				30,902,750

Hotels, Restaurants & Leisure — 0.1%
MGM Resorts International,
Gtd. Notes
5.250%	03/31/20	(a)	2,000	2,080,000
Stena AB (Sweden),
Sr. Unsec’d. Notes, 144A
7.000%	02/01/24	(a)	700	745,500

				2,825,500

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Household Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	5,500	$5,802,500

IT Services — 0.1%
First Data Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
14.500%	09/24/19		3,457	3,841,727

Machinery
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		600	640,500
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21	(a)	1,800	1,878,750

				2,519,250

Media — 1.2%
Altice SA (Luxembourg),
Sr. Sec’d. Notes, MTN, 144A
7.750%	05/15/22		1,000	1,067,500
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
Gtd. Notes, 144A
5.250%	02/15/22		200	205,500
5.625%	02/15/24	(a)	400	413,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.750%	01/15/24	(a)	15,000	15,337,500
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	(a)	16,522	17,616,583
9.000%	03/01/21	(a)	6,500	6,955,000
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23		7,300	7,436,875
5.875%	07/15/22	(a)	6,800	7,378,000
Numericable Group SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	(a)	4,000	4,160,000
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
6.000%	07/15/24	(a)	2,000	2,080,000
Tribune Co./Class C1 Litigation Trust,
Escrow Shares(i)
5.896%(s)	12/31/49	(g)	98	—
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)	5,000	5,293,750
Visant Corp.,
Gtd. Notes
10.000%	10/01/17		3,619	3,374,718

				71,318,426

Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC (South Africa),
Gtd. Notes
8.500%	07/30/20	(a)	2,000	2,240,000
Arch Coal, Inc.,
Gtd. Notes
7.250%	06/15/21	(a)	5,400	3,942,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
Consolidated Minerals Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
8.000%	05/15/20	(a)	1,000	$980,000
HudBay Minerals, Inc. (Canada),
Gtd. Notes
9.500%	10/01/20	(a)	3,000	3,300,000
Walter Energy, Inc.,
Gtd. Notes
9.875%	12/15/20		5,000	3,087,500

				13,549,500

Oil, Gas & Consumable Fuels — 2.5%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23		5,000	5,268,750
Alpha Natural Resources, Inc.,
Gtd. Notes
6.000%	06/01/19	(a)	10,000	7,275,000
6.250%	06/01/21	(a)	200	141,500
Antero Resources Finance Corp.,
Gtd. Notes
5.375%	11/01/21		1,900	1,971,250
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22	(a)	5,200	5,512,000
Chesapeake Energy Corp.,
Gtd. Notes
5.375%	06/15/21	(a)	5,000	5,325,000
5.750%	03/15/23	(a)	3,500	3,889,200
CONSOL Energy, Inc.,
Gtd. Notes, 144A
5.875%	04/15/22		5,400	5,656,500
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23		2,000	1,940,420
Diamondback Energy, Inc.,
Gtd. Notes, 144A
7.625%	10/01/21	(a)	10,000	11,000,000
Energy XXI Gulf Coast, Inc.,
Gtd. Notes, 144A
6.875%	03/15/24	(a)	4,200	4,284,000
EnQuest PLC (United Kingdom),
Gtd. Notes, 144A
7.000%	04/15/22	(a)	2,600	2,684,500
Gibson Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	07/15/21	(a)	4,000	4,330,000
Halcon Resources Corp.,
Gtd. Notes
9.250%	02/15/22		2,900	3,168,250
9.750%	07/15/20	(a)	6,500	7,093,125
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	02/15/21		1,600	1,660,000
5.625%	11/15/23	(a)	6,600	6,781,500
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24	(a)	10,000	11,025,000

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes
10.750%	10/01/20		1,500	$1,702,500
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
7.119%	12/15/17		2,831	2,873,465
9.625%	06/01/19		4,200	4,599,000
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/19		2,500	2,400,000
Ocean Rig UDW, Inc. (Cyprus),
Sr. Unsec’d. Notes, 144A
7.250%	04/01/19	(a)	2,000	1,980,000
Offshore Group Investment Ltd.,
Sr. Sec’d. Notes
7.125%	04/01/23	(a)	4,600	4,669,000
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21	(a)	3,500	3,486,875
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20		3,400	3,799,500
PetroQuest Energy, Inc.,
Gtd. Notes
10.000%	09/01/17		4,800	5,064,480
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.875%	03/01/22	(a)	500	543,125
Rice Energy, Inc.,
Gtd. Notes, 144A
6.250%	05/01/22		900	922,500
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21		7,500	7,931,250
Sr. Sec’d. Notes, 144A
6.250%	03/15/22	(a)	7,500	8,156,250
Sanchez Energy Corp.,
Gtd. Notes, 144A
7.750%	06/15/21		7,500	8,137,500

				145,271,440

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21	(a)	2,100	2,160,375
7.500%	07/15/21	(a)	3,900	4,319,250

				6,479,625

Real Estate Investment Trusts (REITs)
iStar Financial, Inc.,
Sr. Unsec’d. Notes
5.000%	07/01/19		2,500	2,500,000

Semiconductors & Semiconductor Equipment — 0.2%
Freescale Semiconductor, Inc.,
Gtd. Notes
8.050%	02/01/20	(a)	3,774	4,075,920
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
5.000%	05/15/21	(a)	5,000	$5,125,000

				9,200,920

Software — 0.7%
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21		5,000	5,143,750
Boxer Parent Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.000%	10/15/19	(a)	2,000	1,950,000
First Data Corp.,
Gtd. Notes
10.625%	06/15/21		5,000	5,825,000
11.750%	08/15/21		4,725	5,605,031
12.625%	01/15/21	(a)	7,210	8,877,312
Sec’d. Notes, 144A
8.250%	01/15/21	(a)	11,050	12,099,750

				39,500,843

Tobacco — 0.1%
Alliance One International, Inc.,
Sec’d. Notes
9.875%	07/15/21	(a)	5,000	5,100,000

Wireless Telecommunication Services — 0.7%
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23		2,500	2,487,500
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20	(a)	1,500	1,659,375
Sprint Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	(a)	5,500	5,830,000
7.875%	09/15/23		9,100	10,123,750
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		1,300	1,304,875
T-Mobile USA, Inc.,
Gtd. Notes
6.625%	04/01/23	(a)	7,500	8,137,500
6.633%	04/28/21		5,000	5,412,500
6.731%	04/28/22	(a)	5,000	5,393,750
Wind Acquisition Finance SA (Italy),
Gtd. Notes, 144A
7.375%	04/23/21	(a)	3,000	3,202,500

				43,551,750

TOTAL CORPORATE BONDS
(cost $ 501,771,944)				532,744,214

MUNICIPAL BOND — 0.1%
Puerto Rico Commonwealth of Puerto Rico, General Obligation Unlimited (cost $ 5,157,318)
8.000%	07/01/35		5,527	4,863,815

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

				Value (Note 2)
TOTAL LONG-TERM INVESTMENTS (cost $4,068,127,952)				$4,910,387,266

SHORT-TERM INVESTMENTS — 22.1%			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 12.5%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $730,159,368; includes $387,491,179 of cash collateral for securities on loan)(b)(w)(Note 4)			730,159,368	730,159,368

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 1.7%
Federal Home Loan Bank (cost $100,000,000)
Zero	07/01/14		100,000	100,000,000

U.S. TREASURY OBLIGATIONS(n) — 7.9%
U.S. Treasury Bills
0.003%	07/10/14		5,000	4,999,975
0.004%	07/10/14		7,500	7,499,958
0.022%	10/02/14		8,000	7,999,176
0.023%	07/17/14	(k)	220,000	219,999,045
0.029%	07/24/14		15,500	15,499,779
0.030%	07/03/14-08/28/14		23,000	22,999,740
0.035%	09/11/14		5,000	4,999,800
0.038%	10/23/14	(k)	15,500	15,498,156
0.040%	10/30/14		30,000	29,996,220
0.050%	10/09/14-11/28/14		27,500	27,496,343
0.060%	12/26/14		15,000	14,995,185
0.065%	09/25/14		8,500	8,499,439
0.066%	12/11/14		5,000	4,998,870
0.070%	08/21/14-09/25/14		27,000	26,998,773
0.075%	08/14/14-09/11/14		42,000	41,998,574
0.076%	09/04/14		6,000	5,999,808

TOTAL U.S. TREASURY OBLIGATIONS (cost $460,470,968)				460,478,841

TOTAL SHORT-TERM INVESTMENTS (cost $1,290,630,336)				1,290,638,209

TOTAL INVESTMENTS — 106.1% (cost $5,358,758,288)				6,201,025,475
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (6.1)%				(356,658,132)

NET ASSETS — 100.0%				$5,844,367,343

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CDX	Credit Derivative Index
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
FTSE	Financial Times Stock Exchange
MTN	Medium Term Note
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PRFC	Preference Shares
STOXX	Stock Index of Eurozone
TOPIX	Tokyo Stock Price Index
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
XTSE	Toronto Stock Exchange
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
KRW	South Korean Won

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $378,036,559; cash collateral of $387,491,179 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(f)	Indicates a restricted security; the aggregate cost of such security is $4,971,200. The aggregate value of $4,971,200 is approximately 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non- income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(o)	Less than .5 Shares.

(p)	Interest rate not available as of June 30, 2014.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
835	Euro STOXX 50	Sep. 2014	$37,559,565	$36,953,581	$(605,984)
365	FTSE 100 Index	Sep. 2014	42,411,136	41,920,780	(490,356)
5,053	S&P 500 E-Mini	Sep. 2014	489,110,712	493,273,860	4,163,148
195	TOPIX Index	Sep. 2014	23,654,933	24,301,614	646,681

					3,713,489

Short Positions:
137	British Pound Currency	Sep. 2014	14,366,742	14,637,594	(270,852)
134	Euro Currency	Sep. 2014	22,697,156	22,944,150	(246,994)
5	Swiss Franc Currency	Sep. 2014	700,313	705,438	(5,125)

					(522,971)

					$3,190,518

(1)	Cash of $ 1,596,239 and U.S. Treasury Obligations with a combined market value of $21,716,702 have been segregated with JP Morgan Chase to cover requirements for open contracts at June 30, 2014.

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 08/19/14	Bank of America	GBP	1,584	$2,633,872	$2,709,766	$75,894
Expiring 08/19/14	Bank of America	GBP	605	1,016,086	1,035,305	19,219
Expiring 08/19/14	Bank of America	GBP	469	802,524	802,092	(432)
Expiring 08/19/14	Bank of America	GBP	354	588,558	605,881	17,323
Expiring 08/19/14	Bank of America	GBP	327	554,335	558,849	4,514
Expiring 08/19/14	Bank of America	GBP	246	411,972	420,489	8,517
Expiring 08/19/14	Bank of America	GBP	245	412,047	419,275	7,228
Expiring 08/19/14	Bank of America	GBP	240	402,145	410,078	7,933
Expiring 08/19/14	Bank of America	GBP	165	274,930	282,934	8,004
Expiring 08/19/14	Bank of America	GBP	141	237,393	241,548	4,155
Expiring 08/19/14	Bank of America	GBP	117	193,888	200,391	6,503
Expiring 08/19/14	Bank of America	GBP	113	191,147	192,701	1,554
Expiring 08/19/14	Bank of America	GBP	106	175,017	180,837	5,820
Expiring 08/19/14	Bank of America	GBP	97	159,666	165,823	6,157
Expiring 08/19/14	Bank of America	GBP	93	153,465	159,382	5,917
Expiring 08/19/14	Bank of America	GBP	78	133,423	133,383	(40)
Expiring 08/19/14	Barclays Capital Group	GBP	534	895,292	913,034	17,742
Expiring 08/19/14	Barclays Capital Group	GBP	496	823,759	848,804	25,045
Expiring 08/19/14	Barclays Capital Group	GBP	446	747,197	763,053	15,856
Expiring 08/19/14	Barclays Capital Group	GBP	354	588,032	605,879	17,847
Expiring 08/19/14	Barclays Capital Group	GBP	283	480,969	484,664	3,695
Expiring 08/19/14	Barclays Capital Group	GBP	273	464,302	467,011	2,709
Expiring 08/19/14	Barclays Capital Group	GBP	240	402,409	410,078	7,669
Expiring 08/19/14	Barclays Capital Group	GBP	117	193,689	200,392	6,703
Expiring 08/19/14	Barclays Capital Group	GBP	111	184,499	190,355	5,856
Expiring 08/19/14	Barclays Capital Group	GBP	68	116,367	117,040	673
Expiring 08/19/14	Credit Suisse First Boston Corp.	GBP	371	634,114	633,781	(333)
Expiring 08/19/14	Credit Suisse First Boston Corp.	GBP	168	284,566	287,458	2,892
Expiring 08/19/14	Credit Suisse First Boston Corp.	GBP	67	113,197	113,885	688
Expiring 08/19/14	Credit Suisse First Boston Corp.	GBP	60	102,589	102,577	(12)
Expiring 08/19/14	Credit Suisse First Boston Corp.	GBP	7	12,678	12,676	(2)
Expiring 08/19/14	Deutsche Bank AG	GBP	184	314,279	314,260	(19)
Expiring 08/19/14	Deutsche Bank AG	GBP	133	225,527	227,157	1,630
Expiring 08/19/14	Deutsche Bank AG	GBP	123	209,419	210,716	1,297
Expiring 08/19/14	Deutsche Bank AG	GBP	82	137,851	140,188	2,337
Expiring 08/19/14	Deutsche Bank AG	GBP	41	68,985	69,614	629
Expiring 08/19/14	Deutsche Bank AG	GBP	35	59,529	60,013	484
Expiring 08/19/14	Hong Kong & Shanghai Bank	GBP	662	1,100,166	1,131,740	31,574

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound (continued),
Expiring 08/19/14	Hong Kong & Shanghai Bank	GBP	246	$411,950	$420,489	$8,539
Expiring 08/19/14	Hong Kong & Shanghai Bank	GBP	245	412,211	419,427	7,216
Expiring 08/19/14	Hong Kong & Shanghai Bank	GBP	244	405,251	417,304	12,053
Expiring 08/19/14	Hong Kong & Shanghai Bank	GBP	177	300,280	302,609	2,329
Expiring 08/19/14	Hong Kong & Shanghai Bank	GBP	97	159,850	165,822	5,972
Expiring 08/19/14	State Street Bank	GBP	1,220	2,028,113	2,086,520	58,407
Expiring 08/19/14	State Street Bank	GBP	662	1,099,389	1,131,740	32,351
Expiring 08/19/14	State Street Bank	GBP	625	1,037,733	1,068,334	30,601
Expiring 08/19/14	State Street Bank	GBP	310	519,864	529,673	9,809
Expiring 08/19/14	State Street Bank	GBP	246	411,926	420,490	8,564
Expiring 08/19/14	State Street Bank	GBP	245	412,214	419,427	7,213
Expiring 08/19/14	State Street Bank	GBP	243	412,584	415,984	3,400
Expiring 08/19/14	State Street Bank	GBP	177	293,855	302,940	9,085
Expiring 08/19/14	State Street Bank	GBP	117	193,277	200,390	7,113
Expiring 08/19/14	State Street Bank	GBP	85	145,345	145,294	(51)
Expiring 08/19/14	State Street Bank	GBP	73	123,492	124,593	1,101
Expiring 08/19/14	State Street Bank	GBP	58	97,776	98,335	559
Expiring 08/19/14	State Street Bank	GBP	39	66,731	67,182	451
Expiring 08/19/14	State Street Bank	GBP	17	29,457	29,610	153
Expiring 10/22/14	Hong Kong & Shanghai Bank	GBP	129	218,889	219,761	872
Euro,
Expiring 07/17/14	Bank of America	EUR	1,042	1,444,459	1,427,048	(17,411)
Expiring 07/17/14	Bank of America	EUR	624	866,288	854,925	(11,363)
Expiring 07/17/14	Bank of America	EUR	556	773,997	761,890	(12,107)
Expiring 07/17/14	Bank of America	EUR	541	750,955	740,492	(10,463)
Expiring 07/17/14	Bank of America	EUR	101	141,259	138,872	(2,387)
Expiring 07/17/14	Barclays Capital Group	EUR	522	715,376	715,046	(330)
Expiring 07/17/14	Barclays Capital Group	EUR	475	660,512	650,208	(10,304)
Expiring 07/17/14	Barclays Capital Group	EUR	303	421,726	415,210	(6,516)
Expiring 07/17/14	Barclays Capital Group	EUR	1	1,190	1,195	5
Expiring 07/17/14	Hong Kong & Shanghai Bank	EUR	124	173,056	170,332	(2,724)
Expiring 10/16/14	Bank of America	EUR	1,935	2,650,672	2,650,929	257
Expiring 10/16/14	Bank of America	EUR	1,188	1,623,005	1,626,934	3,929
Expiring 10/16/14	Bank of America	EUR	1,033	1,400,748	1,415,335	14,587
Expiring 10/16/14	Bank of America	EUR	798	1,093,048	1,093,051	3
Expiring 10/16/14	Bank of America	EUR	655	886,782	897,681	10,899
Expiring 10/16/14	Bank of America	EUR	576	789,714	789,039	(675)
Expiring 10/16/14	Bank of America	EUR	463	635,163	634,551	(612)
Expiring 10/16/14	Bank of America	EUR	94	129,043	129,009	(34)
Expiring 10/16/14	Bank of America	EUR	82	111,558	112,076	518
Expiring 10/16/14	Barclays Capital Group	EUR	594	810,906	813,466	2,560
Expiring 10/16/14	Barclays Capital Group	EUR	532	728,650	728,700	50
Expiring 10/16/14	Barclays Capital Group	EUR	335	453,754	458,907	5,153
Expiring 10/16/14	Barclays Capital Group	EUR	290	393,730	397,122	3,392
Expiring 10/16/14	Barclays Capital Group	EUR	288	394,682	394,520	(162)
Expiring 10/16/14	Barclays Capital Group	EUR	273	369,173	373,380	4,207
Expiring 10/16/14	Barclays Capital Group	EUR	196	269,022	268,815	(207)
Expiring 10/16/14	Barclays Capital Group	EUR	67	93,608	92,129	(1,479)
Expiring 10/16/14	Barclays Capital Group	EUR	39	53,239	53,248	9
Expiring 10/16/14	Deutsche Bank AG	EUR	419	577,231	573,761	(3,470)
Expiring 10/16/14	Deutsche Bank AG	EUR	245	333,608	336,025	2,417
Expiring 10/16/14	Deutsche Bank AG	EUR	123	167,340	167,996	656
Expiring 10/16/14	Deutsche Bank AG	EUR	50	68,493	68,942	449
Expiring 10/16/14	Deutsche Bank AG	EUR	12	15,723	15,840	117
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	1,188	1,625,371	1,626,934	1,563
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	532	728,603	728,701	98
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	524	717,765	718,197	432
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	351	476,059	480,326	4,267
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	288	394,831	394,520	(311)

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued),
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	285	$385,935	$390,414	$4,479
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	245	333,294	336,023	2,729
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	179	245,003	244,963	(40)
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	126	171,751	172,115	364
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	98	132,640	134,156	1,516
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	88	119,306	119,834	528
Expiring 10/16/14	State Street Bank	EUR	594	811,208	813,467	2,259
Expiring 10/16/14	State Street Bank	EUR	502	691,277	687,305	(3,972)
Expiring 10/16/14	State Street Bank	EUR	322	440,916	441,194	278
Expiring 10/16/14	State Street Bank	EUR	288	394,683	394,520	(163)
Expiring 10/16/14	State Street Bank	EUR	175	240,260	240,243	(17)
Expiring 10/16/14	State Street Bank	EUR	110	153,378	151,032	(2,346)
Expiring 10/16/14	State Street Bank	EUR	99	134,747	136,183	1,436
Expiring 10/16/14	State Street Bank	EUR	82	111,064	112,029	965
South Korean Won,
Expiring 08/12/14	Bank of America	KRW	698,800	675,822	689,444	13,622
Expiring 08/12/14	Bank of America	KRW	431,132	421,110	425,360	4,250
Expiring 08/12/14	Bank of America	KRW	337,826	328,369	333,303	4,934
Expiring 08/12/14	Bank of America	KRW	230,822	225,193	227,732	2,539
Expiring 08/12/14	Bank of America	KRW	220,889	202,837	217,932	15,095
Expiring 08/12/14	Bank of America	KRW	190,161	176,271	187,615	11,344
Expiring 08/12/14	Bank of America	KRW	95,098	88,135	93,824	5,689
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	378,641	370,236	373,571	3,335
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	248,880	230,765	245,548	14,783
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	226,365	221,102	223,334	2,232
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	95,072	88,135	93,798	5,663
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	275,259	255,473	271,574	16,101
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	260,154	241,442	256,671	15,229
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	213,841	208,625	210,978	2,353
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	84,039	80,939	82,914	1,975
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	75,028	69,470	74,023	4,553
Swiss Franc,
Expiring 08/12/14	Bank of America	CHF	91	101,712	102,249	537
Expiring 08/12/14	Credit Suisse First Boston Corp.	CHF	56	63,016	63,477	461
Expiring 08/12/14	Deutsche Bank AG	CHF	103	115,490	116,529	1,039
Expiring 08/12/14	Hong Kong & Shanghai Bank	CHF	19	21,876	21,888	12
Expiring 08/12/14	State Street Bank	CHF	37	41,582	41,805	223

				$57,813,471	$58,451,432	$637,961

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 07/21/14	Bank of America	GBP	5,183	$8,456,353	$8,868,911	$(412,558)
Expiring 07/21/14	Barclays Capital Group	GBP	8,639	14,089,603	14,781,519	(691,916)
Expiring 07/21/14	Barclays Capital Group	GBP	2,162	3,665,435	3,698,595	(33,160)
Expiring 07/21/14	Barclays Capital Group	GBP	1,364	2,308,679	2,334,059	(25,380)
Expiring 07/21/14	Hong Kong & Shanghai Bank	GBP	1,386	2,274,861	2,372,032	(97,171)
Expiring 08/19/14	Bank of America	GBP	5,123	8,558,103	8,763,481	(205,378)
Expiring 08/19/14	Bank of America	GBP	794	1,339,909	1,357,921	(18,012)
Expiring 08/19/14	Bank of America	GBP	398	672,233	681,346	(9,113)
Expiring 08/19/14	Bank of America	GBP	238	396,722	406,442	(9,720)
Expiring 08/19/14	Bank of America	GBP	115	190,684	195,830	(5,146)
Expiring 08/19/14	Bank of America	GBP	51	85,721	86,948	(1,227)
Expiring 08/19/14	Bank of America	GBP	29	49,063	49,991	(928)
Expiring 08/19/14	Barclays Capital Group	GBP	10,528	17,582,282	18,010,690	(428,408)
Expiring 08/19/14	Barclays Capital Group	GBP	1,679	2,830,318	2,872,960	(42,642)

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound (continued),
Expiring 08/19/14	Barclays Capital Group	GBP	749	$1,260,962	$1,281,967	$(21,005)
Expiring 08/19/14	Barclays Capital Group	GBP	495	825,690	846,751	(21,061)
Expiring 08/19/14	Barclays Capital Group	GBP	479	795,970	819,077	(23,107)
Expiring 08/19/14	Barclays Capital Group	GBP	375	627,492	642,214	(14,722)
Expiring 08/19/14	Barclays Capital Group	GBP	281	469,246	480,341	(11,095)
Expiring 08/19/14	Credit Suisse First Boston Corp.	GBP	115	190,702	195,829	(5,127)
Expiring 08/19/14	Deutsche Bank AG	GBP	1,310	2,205,770	2,240,704	(34,934)
Expiring 08/19/14	Hong Kong & Shanghai Bank	GBP	7,896	13,189,868	13,508,017	(318,149)
Expiring 08/19/14	Hong Kong & Shanghai Bank	GBP	1,892	3,182,402	3,236,687	(54,285)
Expiring 08/19/14	Hong Kong & Shanghai Bank	GBP	69	115,583	117,507	(1,924)
Expiring 08/19/14	Hong Kong & Shanghai Bank	GBP	29	49,048	49,992	(944)
Expiring 08/19/14	State Street Bank	GBP	123	204,489	210,020	(5,531)
Expiring 08/19/14	State Street Bank	GBP	51	85,640	86,948	(1,308)
Expiring 10/22/14	Bank of America	GBP	4,829	8,101,983	8,255,604	(153,621)
Expiring 10/22/14	Barclays Capital Group	GBP	1,719	2,869,452	2,938,238	(68,786)
Expiring 10/22/14	State Street Bank	GBP	3,622	6,077,211	6,191,703	(114,492)
Expiring 10/22/14	State Street Bank	GBP	2,025	3,393,605	3,461,664	(68,059)
Expiring 11/21/14	Bank of America	GBP	11,118	18,689,991	19,001,475	(311,484)
Expiring 11/21/14	State Street Bank	GBP	9,856	16,567,627	16,843,740	(276,113)
Euro,
Expiring 07/17/14	Bank of America	EUR	1,406	1,911,113	1,924,711	(13,598)
Expiring 07/17/14	Bank of America	EUR	703	956,028	962,782	(6,754)
Expiring 07/17/14	Bank of America	EUR	221	301,623	302,893	(1,270)
Expiring 07/17/14	Bank of America	EUR	92	124,391	125,398	(1,007)
Expiring 07/17/14	Bank of America	EUR	82	112,128	112,074	54
Expiring 07/17/14	Barclays Capital Group	EUR	94	128,118	129,198	(1,080)
Expiring 07/17/14	Hong Kong & Shanghai Bank	EUR	676	918,490	925,893	(7,403)
Expiring 07/17/14	Hong Kong & Shanghai Bank	EUR	328	447,066	448,609	(1,543)
Expiring 07/17/14	Hong Kong & Shanghai Bank	EUR	78	106,401	106,256	145
Expiring 07/17/14	State Street Bank	EUR	78	106,232	106,257	(25)
Expiring 10/16/14	Bank of America	EUR	16,915	23,381,909	23,171,717	210,192
Expiring 10/16/14	Barclays Capital Group	EUR	16,915	23,378,923	23,171,691	207,232
Expiring 11/17/14	Bank of America	EUR	874	1,190,849	1,197,980	(7,131)
Expiring 11/17/14	Bank of America	EUR	117	160,923	160,672	251
Expiring 11/17/14	Barclays Capital Group	EUR	1,045	1,425,641	1,431,393	(5,752)
Expiring 11/17/14	Barclays Capital Group	EUR	151	206,925	206,579	346
Expiring 11/17/14	Deutsche Bank AG	EUR	522	713,394	715,698	(2,304)
Expiring 11/17/14	Hong Kong & Shanghai Bank	EUR	4,700	6,411,238	6,439,283	(28,045)
Expiring 11/17/14	Hong Kong & Shanghai Bank	EUR	1,045	1,421,949	1,431,394	(9,445)
Expiring 11/17/14	Hong Kong & Shanghai Bank	EUR	18	25,185	25,148	37
South Korean Won,
Expiring 08/12/14	Bank of America	KRW	1,011,597	938,253	998,053	(59,800)
Expiring 08/12/14	Bank of America	KRW	1,007,168	938,253	993,683	(55,430)
Expiring 08/12/14	Bank of America	KRW	900,474	830,695	888,418	(57,723)
Expiring 08/12/14	Bank of America	KRW	554,543	515,974	547,119	(31,145)
Expiring 08/12/14	Bank of America	KRW	436,996	408,446	431,146	(22,700)
Expiring 08/12/14	Bank of America	KRW	383,931	359,015	378,790	(19,775)
Expiring 08/12/14	Bank of America	KRW	351,380	340,286	346,675	(6,389)
Expiring 08/12/14	Bank of America	KRW	217,407	205,430	214,496	(9,066)
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	3,821,127	3,544,513	3,769,968	(225,455)
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	1,639,394	1,531,672	1,617,446	(85,774)
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	1,119,993	1,042,504	1,104,998	(62,494)
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	1,118,534	1,042,504	1,103,559	(61,055)
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	559,955	521,252	552,458	(31,206)
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	450,237	415,348	444,209	(28,861)
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	367,744	357,902	362,821	(4,919)
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	218,352	202,741	215,429	(12,688)
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	134,640	124,666	132,837	(8,171)

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won (continued),
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	119,538	$110,478	$117,937	$(7,459)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	2,189,846	2,046,260	2,160,528	(114,268)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	2,126,597	1,981,086	2,098,125	(117,039)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	1,523,768	1,414,078	1,503,367	(89,289)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	1,358,000	1,325,137	1,339,819	(14,682)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	832,558	775,085	821,411	(46,326)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	405,037	373,478	399,614	(26,136)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	394,872	364,223	389,586	(25,363)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	305,763	284,060	301,669	(17,609)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	290,796	270,064	286,904	(16,840)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	200,577	188,344	197,892	(9,548)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	195,493	184,741	192,876	(8,135)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	193,292	180,310	190,704	(10,394)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	191,848	178,463	189,279	(10,816)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	137,703	134,018	135,860	(1,842)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	106,647	99,688	105,218	(5,530)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	79,794	77,700	78,726	(1,026)
Swiss Franc,
Expiring 08/12/14	Bank of America	CHF	338	387,405	380,947	6,458
Expiring 08/12/14	Bank of America	CHF	208	237,346	234,863	2,483
Expiring 08/12/14	Bank of America	CHF	204	232,916	230,354	2,562
Expiring 08/12/14	Bank of America	CHF	204	230,409	229,700	709
Expiring 08/12/14	Bank of America	CHF	147	168,303	166,051	2,252
Expiring 08/12/14	Bank of America	CHF	119	135,202	134,555	647
Expiring 08/12/14	Bank of America	CHF	112	124,813	126,343	(1,530)
Expiring 08/12/14	Bank of America	CHF	92	103,371	103,895	(524)
Expiring 08/12/14	Bank of America	CHF	84	94,457	94,540	(83)
Expiring 08/12/14	Bank of America	CHF	83	93,003	93,855	(852)
Expiring 08/12/14	Bank of America	CHF	68	76,902	76,596	306
Expiring 08/12/14	Bank of America	CHF	38	42,683	42,518	165
Expiring 08/12/14	Barclays Capital Group	CHF	258	295,986	290,589	5,397
Expiring 08/12/14	Barclays Capital Group	CHF	217	243,971	244,790	(819)
Expiring 08/12/14	Barclays Capital Group	CHF	132	151,161	148,904	2,257
Expiring 08/12/14	Barclays Capital Group	CHF	95	106,122	106,602	(480)
Expiring 08/12/14	Barclays Capital Group	CHF	75	85,346	84,142	1,204
Expiring 08/12/14	Barclays Capital Group	CHF	67	76,049	75,580	469
Expiring 08/12/14	Deutsche Bank AG	CHF	201	223,645	226,741	(3,096)
Expiring 08/12/14	Deutsche Bank AG	CHF	90	100,108	101,300	(1,192)
Expiring 08/12/14	Hong Kong & Shanghai Bank	CHF	22	25,338	25,050	288
Expiring 08/12/14	State Street Bank	CHF	299	335,563	337,291	(1,728)
Expiring 08/12/14	State Street Bank	CHF	174	197,940	196,170	1,770
Expiring 08/12/14	State Street Bank	CHF	112	126,162	125,892	270
Expiring 08/12/14	State Street Bank	CHF	89	100,816	100,736	80
Expiring 08/12/14	State Street Bank	CHF	65	74,135	73,663	472
Expiring 08/12/14	State Street Bank	CHF	65	73,799	73,211	588
Expiring 08/12/14	State Street Bank	CHF	59	66,971	66,668	303
Expiring 08/12/14	State Street Bank	CHF	46	52,419	51,665	754
Expiring 08/12/14	State Street Bank	CHF	14	15,017	15,229	(212)

				$232,415,248	$236,854,889	$(4,439,641)

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(2)	Value at Trade Date	Value at June 30, 2014(3)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.NA.HY.22	06/20/19	5.000%	63,954	$4,579,562	$5,631,809	$1,052,247

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Credit default swap agreements outstanding at June 30, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(2)	Value at Trade Date	Value at June 30, 2014(3)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(1) (continued)
CDX.NA.IG.22	06/20/19	1.000%	22,700	$323,567	$456,665	$133,098

				$4,903,129	$6,088,474	$1,185,345

Cash of $ 3,545,115 has been segregated with JP Morgan Chase to cover requirements for open exchanged-traded credit default swap contracts at June 30, 2014.

The Portfolio entered into credit default swap agreements on credit indices as the protection seller to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,762,914,144	$1,328,109,717	$3,157,436
Preferred Stocks	78,385,081	12,845,870	53,708,673
Warrants	5,744,751	—	—
Bank Loans	—	105,157,110	—
Convertible Bonds	—	22,756,455	—
Corporate Bonds	—	532,744,214	—
Municipal Bond	—	4,863,815	—
Affiliated Money Market Mutual Fund	730,159,368	—	—
U.S. Government Agency Obligation	—	100,000,000	—
U.S. Treasury Obligations	—	460,478,841	—
Other Financial Instruments*
Futures	3,190,518	—	—
Forward Foreign Currency Contracts	—	(3,801,680)	—
Credit Default Swaps	—	1,185,345	—

Total	$3,580,393,862	$2,564,339,687	$56,866,109

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks
Balance as of 12/31/2013	$74,575	$112,477,645
Realized gain (loss)	—	4,092,214
Change in unrealized appreciation (depreciation)**	278,371	4,245,728
Purchases	2,804,490	9,747,200
Sales	—	(76,854,114)
Accrued discount/premium	—	—
Transfers into Level 3	—	—

Balance as of 06/30/2014	$3,157,436	$53,708,673

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $4,261,575 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include using prices provided by a single broker/dealer and the cost of the investment.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (6.6% represents investments purchased with collateral from securities on loan)	12.5%
Oil, Gas & Consumable Fuels	12.4
U.S. Treasury Obligations	7.9
Banks	7.6
Pharmaceuticals	7.6
Media	4.9
Insurance	4.1
Metals & Mining	3.5
Electric Utilities	3.2
Software	3.0
Energy Equipment & Services	2.5
Diversified Telecommunication Services	2.1
Semiconductors & Semiconductor Equipment	2.0
Technology Hardware, Storage & Peripherals	2.0
Wireless Telecommunication Services	1.9
Food & Staples Retailing	1.9
Automobiles	1.8
Tobacco	1.7
U.S. Government Agency Obligation	1.7
Chemicals	1.7
Health Care Equipment & Supplies	1.6
Multi-Utilities	1.2
Capital Markets	1.2
Communications Equipment	1.1
Health Care Providers & Services	1.1
Aerospace & Defense	1.0
Industrial Conglomerates	1.0
Machinery	0.9
Diversified Financial Services	0.9
Airlines	0.8
Beverages	0.8
Commercial Services & Supplies	0.8
Air Freight & Logistics	0.7
Multiline Retail	0.6
Auto Components	0.6
IT Services	0.6
Specialty Retail	0.5
Marine	0.4
Biotechnology	0.4

Paper & Forest Products	0.4%
Construction Materials	0.4
Containers & Packaging	0.4
Independent Power & Renewable Electricity Producers	0.3
Food Products	0.3
Electrical Equipment	0.3
Building Products	0.3
Personal Products	0.2
Construction & Engineering	0.2
Hotels, Restaurants & Leisure	0.2
Consumer Finance	0.1
Life Sciences Tools & Services	0.1
Thrifts & Mortgage Finance	0.1
Household Products	0.1
Distributors	0.1
Food Distributors	0.1
Municipal Bond	0.1
Real Estate Investment Trusts (REITs)	0.1
Gas Utilities	0.1

106.1
Liabilities in excess of other assets	(6.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risks associated with these derivative instruments are credit risk, interest rate risk, equity risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	—	$—		Due from broker-variation margin Unrealized depreciation on foreign	$522,971	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,173,634		Unrealized depreciation on foreign currency forward contracts	4,975,314
Credit contracts	Due from broker-variation margin	1,185,345	*	—	—
Equity contracts	Unaffiliated investments	5,744,751		—	—
Equity contracts	Due from broker-variation margin	4,809,829	*	Due from broker-variation margin	1,096,340	*

Total		$12,913,559			$6,594,625

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-trade swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward Currency Contracts(1)	Total
Interest rate contracts	$(241,130)	$—	$—	$(241,130)
Foreign exchange contracts	243,546	—	(8,969,872)	(8,726,326)
Credit contracts	—	1,643,575	—	1,643,575
Equity contracts	48,798,517	—	—	48,798,517

Total	$48,800,933	$1,643,575	$(8,969,872)	$41,474,636

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(2)	Purchased Options(2)	Futures	Swaps	Forward Currency Contracts(3)	Total
Foreign exchange contracts	$—	$—	$(318,984)	$—	$4,230,469	$3,911,485
Credit contracts	—	—	—	(130,927)	—	(130,927)
Equity contracts	675,131	125,661	(15,467,897)	—	—	(14,667,105)

Total	$675,131	$125,661	$(15,786,881)	$(130,927)	$4,230,469	$(10,886,547)

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. (3) Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations. For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Futures Contracts - Long Positions(2)	Futures Contracts - Short Positions(2)	Forward Foreign Currency Exchange Purchase Contracts(3)	Forward Foreign Currency Exchange Sale Contracts(4)	Credit Default Swap Agreements - Sell Protection(5)
$318,154	$557,007,459	$35,808,527	$42,739,644	$224,326,439	$82,218,000

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date Payable.

(4)	Value at Settlement Date Receivable.

(5)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$493,020	$(493,020)	$—	$—
Barclays Capital Group	336,076	(336,076)	—	—
Credit Suisse First Boston Corp.	30,054	(30,054)	—	—
Deutsche Bank AG	11,055	(11,055)	—	—
Hong Kong & Shanghai Bank	125,224	(125,224)	—	—
State Street Bank	178,205	(178,205)	—	—

	$1,173,634

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(1,477,488)	$493,020	$—	$(984,468)
Barclays Capital Group	(1,408,411)	336,076	—	(1,072,335)
Credit Suisse First Boston Corp.	(533,556)	30,054	—	(503,502)
Deutsche Bank AG	(45,015)	11,055	—	(33,960)
Hong Kong & Shanghai Bank	(1,036,827)	125,224	—	(911,603)
State Street Bank	(474,017)	178,205	—	(295,812)

	$(4,975,314)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $378,036,559:
Unaffiliated investments (cost $4,628,598,920)	$5,470,866,107
Affiliated investments (cost $730,159,368)	730,159,368
Foreign currency, at value (cost $6,442,980)	6,481,299
Deposit with broker	5,141,354
Dividends and interest receivable	18,493,506
Receivable for investments sold	16,662,022
Tax reclaim receivable	4,420,835
Receivable for fund share sold	3,957,157
Unrealized appreciation on foreign currency forward contracts	1,173,634
Due from broker-variation margin	47,950
Prepaid expenses	5,804

Total Assets	6,257,409,036

LIABILITIES:
Payable to broker for collateral for securities on loan	387,491,179
Payable for investments purchased	16,137,237
Unrealized depreciation on foreign currency forward contracts	4,975,314
Advisory fees payable	2,242,742
Payable for fund share repurchased	1,873,094
Accrued expenses and other liabilities	257,985
Distribution fee payable	63,777
Affiliated transfer agent fee payable	365

Total Liabilities	413,041,693

NET ASSETS	$5,844,367,343

Net assets were comprised of:
Paid-in capital	$4,379,328,732
Retained earnings	1,465,038,611

Net assets, June 30, 2014	$5,844,367,343

Net asset value and redemption price per share, $5,844,367,343 / 403,372,204 outstanding shares of beneficial interest	$14.49

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $4,254,230 foreign withholding tax)	$98,595,248
Interest income	24,310,000
Affiliated income from securities lending, net	486,540
Affiliated dividend income	195,647

123,587,435

EXPENSES
Advisory fees	25,060,749
Distribution fee	2,758,080
Custodian and accounting fees	443,000
Insurance expenses	34,000
Audit fee	26,000
Trustees’ fees	26,000
Legal fees and expenses	9,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	15,383

Total expenses	28,383,212

NET INVESTMENT INCOME	95,204,223

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	145,461,192
Futures transactions	48,800,933
Swap agreements transactions	1,643,575
Foreign currency transactions	(8,843,905)

187,061,795

Net change in unrealized appreciation (depreciation) on:
Investments	116,319,124
Futures	(15,786,881)
Swap agreements	(130,927)
Foreign currencies	4,414,252

104,815,568

NET GAIN ON INVESTMENTS	291,877,363

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$387,081,586

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$95,204,223	$97,079,167
Net realized gain on investment and foreign currency transactions	187,061,795	222,039,894
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	104,815,568	704,256,530

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	387,081,586	1,023,375,591

FUND SHARE TRANSACTIONS:
Fund share sold [17,043,020 and 82,492,455 shares, respectively]	235,797,953	983,746,476
Fund share repurchased [14,481,147 and 35,338,831 shares, respectively]	(199,498,862)	(431,201,581)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	36,299,091	552,544,895

TOTAL INCREASE IN NET ASSETS	423,380,677	1,575,920,486
NET ASSETS:
Beginning of period	5,420,986,666	3,845,066,180

End of period	$5,844,367,343	$5,420,986,666

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 70.0%		Value (Note 2)
COMMON STOCKS — 29.1%	Shares
Aerospace & Defense — 0.4%
Airbus Group NV (France)	9,975	$668,804
Alliant Techsystems, Inc.	1,173	157,088
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	3,878	17,192
AviChina Industry & Technology Co. Ltd. (China) (Class H Stock)	60,000	33,902
BAE Systems PLC (United Kingdom)	83,799	620,674
Boeing Co. (The)	10,609	1,349,783
CAE, Inc. (Canada)	8,800	115,129
Chemring Group PLC (United Kingdom)	13,256	46,620
Cobham PLC (United Kingdom)	15,348	81,998
Cubic Corp.	1,189	52,922
DigitalGlobe, Inc.*	1,428	39,698
Ducommun, Inc.*	819	21,400
Elbit Systems Ltd. (Israel)	1,999	122,970
Embraer SA (Brazil), ADR	2,700	98,361
Exelis, Inc.	9,396	159,544
Finmeccanica SpA (Italy)*	13,711	130,199
General Dynamics Corp.	7,430	865,967
Honeywell International, Inc.	12,476	1,159,644
Huntington Ingalls Industries, Inc.	1,690	159,857
L-3 Communications Holdings, Inc.	3,284	396,543
Lockheed Martin Corp.	3,939	633,115
MacDonald Dettwiler & Associates Ltd. (Canada)	6,500	530,758
MTU Aero Engines AG (Germany)	1,114	102,307
Northrop Grumman Corp.	5,987	716,225
Precision Castparts Corp.	2,796	705,710
QinetiQ Group PLC (United Kingdom)	18,006	63,695
Raytheon Co.	8,254	761,432
Rockwell Collins, Inc.(a)	2,462	192,381
Rolls-Royce Holdings PLC (United Kingdom)*	40,945	748,091
Saab AB (Sweden) (Class B Stock)	4,100	125,925
Safran SA (France)	5,659	370,465
Teledyne Technologies, Inc.*	703	68,311
Thales SA (France)	3,518	212,714
Triumph Group, Inc.	2,494	174,131
United Technologies Corp.	15,491	1,788,436
Zodiac Aerospace (France)	6,015	203,652

		13,695,643

Air Freight & Logistics — 0.1%
Bollore SA (France)	277	179,700
bpost SA (Belgium)	50,676	1,280,258
C.H. Robinson Worldwide, Inc.(a)	2,614	166,747
Deutsche Post AG (Germany)	16,113	581,597
Expeditors International of Washington, Inc.	3,163	139,678
FedEx Corp.	6,452	976,704
Globaltrans Investment PLC (Cyprus), GDR	5,403	61,877
Hub Group, Inc. (Class A Stock)*	1,140	57,456
Hyundai Glovis Co. Ltd. (South Korea)	444	118,269
Kerry Logistics Network Ltd. (Hong Kong)	13,250	20,925
Kerry TJ Logistics Co. Ltd. (Taiwan)	9,000	12,204
Oesterreichische Post AG (Austria)	740	36,757
Pos Malaysia Bhd (Malaysia)	10,000	16,661
Sinotrans Ltd. (China) (Class H Stock)	108,000	70,088
TNT Express NV (Netherlands)	11,838	107,102
United Parcel Service, Inc. (Class B Stock)	5,407	555,083

COMMON STOCKS (continued)	Shares	Value (Note 2)
Air Freight & Logistics (continued)
Yamato Holdings Co. Ltd. (Japan)	11,700	$242,530

		4,623,636

Airlines — 0.1%
Aeroflot – Russian Airlines OJSC (Russia)*	45,600	75,748
Air Canada (Canada)*	61,400	547,223
Alaska Air Group, Inc.	2,109	200,460
ANA Holdings, Inc. (Japan)	50,000	117,999
Cathay Pacific Airways Ltd. (Hong Kong)	57,000	106,523
Cebu Air, Inc. (Philippines)	25,100	32,777
China Airlines Ltd. (Taiwan)*	127,000	43,606
China Eastern Airlines Corp. Ltd. (China) (Class H Stock)*	86,000	26,505
China Southern Airlines Co. Ltd. (China) (Class H Stock)	98,000	29,576
Deutsche Lufthansa AG (Germany)	9,335	200,395
easyJet PLC (United Kingdom)	5,243	122,438
Eva Airways Corp. (Taiwan)*	57,000	27,399
Grupo Aeromexico SAB de CV (Mexico)*	4,200	7,236
Hanjin Kal Corp. (South Korea)*	27,180	648,533
Japan Airlines Co. Ltd. (Japan)	3,100	171,397
Latam Airlines Group SA (Chile)*	10,132	136,494
Norwegian Air Shuttle A/S (Norway)*	1,058	34,712
Republic Airways Holdings, Inc.*	2,995	32,466
SAS AB (Sweden)*	7,793	14,634
Singapore Airlines Ltd. (Singapore)	19,000	158,118
Southwest Airlines Co.	20,436	548,911
Spirit Airlines, Inc.*	1,926	121,800
Thai Airways International PCL (Thailand)*	60,400	27,543
Turk Hava Yollari (Turkey)*	21,897	67,143

		3,499,636

Auto Components — 0.3%
ARB Corp. Ltd. (Australia)	3,887	44,871
Bridgestone Corp. (Japan)	25,500	893,098
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S (Turkey)	5,318	16,875
Chaowei Power Holdings Ltd. (China)	63,000	35,359
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	52,350	133,952
Delphi Automotive PLC (United Kingdom)	7,269	499,671
Denso Corp. (Japan)	15,200	726,113
Depo Auto Parts Ind Co. Ltd. (Taiwan)	5,000	21,618
Exedy Corp. (Japan)	2,400	71,432
FCC Co. Ltd. (Japan)	2,200	41,382
Gajah Tunggal Tbk PT (Indonesia)	135,300	20,899
Hankook Tire Co. Ltd. (South Korea)	1,575	93,966
Hyundai Mobis (South Korea)	2,665	748,447
Hyundai Wia Corp. (South Korea)	652	126,334
Kenda Rubber Industrial Co. Ltd. (Taiwan)	21,000	45,005
Leoni AG (Germany)	9,169	728,578
Linamar Corp. (Canada)	11,200	660,738
Mahle-Metal Leve SA Industria e Comercio (Brazil)	200	2,060
Mando Corp. (South Korea)	664	83,334
Metair Investments Ltd. (South Africa)	3,665	12,927
Minth Group Ltd. (China)	30,000	58,281
Mitsuba Corp. (Japan)	33,400	530,662
Nan Kang Rubber Tire Co. Ltd. (Taiwan)*	18,000	21,049
NGK Spark Plug Co. Ltd. (Japan)	7,000	197,639

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Auto Components (continued)
Nifco, Inc. (Japan)	3,000	$100,104
Nokian Renkaat OYJ (Finland)	15,772	614,903
Piolax, Inc. (Japan)	1,700	65,457
Pirelli & C. SpA (Italy)	6,623	106,166
SL Corp. (South Korea)	810	18,006
Somboon Advance Technology PCL (Thailand)	33,000	18,302
Sumitomo Rubber Industries Ltd. (Japan)	10,400	150,317
Sungwoo Hitech Co. Ltd. (South Korea)	4,327	59,664
Thai Stanley Electric Pcl (Thailand)	1,800	12,645
Tianneng Power International Ltd. (Hong Kong)	90,000	33,934
Tokai Rubber Industries Ltd. (Japan)	4,100	46,486
Tong Yang Industry Co. Ltd. (Taiwan)	19,000	25,874
Toyo Tire & Rubber Co. Ltd. (Japan)	5,000	85,126
Toyota Industries Corp. (Japan)	10,000	516,703
Unipres Corp. (Japan)	3,700	88,970
Xinchen China Power Holdings Ltd. (China)*	37,000	23,912
Yokohama Rubber Co. Ltd. (The) (Japan)	11,000	95,223

		7,876,082

Automobiles — 0.6%
Astra International Tbk PT (Indonesia)	394,800	242,394
Bayerische Motoren Werke AG (Germany)	10,423	1,319,862
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	35,900	70,870
Daihatsu Motor Co. Ltd. (Japan)	11,300	201,098
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	170,000	304,493
Ford Otomotiv Sanayi A/S (Turkey)*	2,063	25,713
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	128,000	148,317
Honda Motor Co. Ltd. (Japan)	82,100	2,864,860
Hyundai Motor Co. (South Korea)	6,367	1,443,531
Kia Motors Corp. (South Korea)	14,176	793,082
Mitsubishi Motors Corp. (Japan)	27,800	307,202
Nissan Motor Co. Ltd. (Japan)	135,400	1,282,165
Oriental Holdings Bhd (Malaysia)	8,700	20,890
Piaggio & C SpA (Italy)*	17,062	60,719
Qingling Motors Co. Ltd. (China) (Class H Stock)	130,000	36,901
Suzuki Motor Corp. (Japan)	20,300	636,843
Tan Chong Motor Holdings Bhd (Malaysia)	12,800	20,250
Toyota Motor Corp. (Japan)	109,800	6,574,014
UMW Holdings Bhd (Malaysia)	15,100	51,378
Volkswagen AG (Germany)	1,835	473,262

		16,877,844

Banks — 2.7%
77 Bank Ltd. (The) (Japan)	144,000	759,580
Aichi Bank Ltd. (The) (Japan)	400	20,927
Alior Bank SA (Poland)*	950	25,956
Alliance Financial Group Bhd (Malaysia)	18,700	27,497
AMMB Holdings Bhd (Malaysia)	31,600	70,083
Aozora Bank Ltd. (Japan)	61,000	200,556
Associated Banc-Corp	8,681	156,952
Attijariwafa Bank (Morocco)	2,679	99,502
Australia & New Zealand Banking Group Ltd. (Australia)	51,467	1,618,357
Awa Bank Ltd. (The) (Japan)	13,000	73,943

COMMON STOCKS (continued)	Shares	Value (Note 2)

Banks (continued)
Banca Carige SpA (Italy)*	107,184	$24,042
Banca Popolare dell’Emilia Romagna SC (Italy)*	14,383	129,771
Banca Popolare di Milano Scarl (Italy)*	180,010	161,157
Banca Popolare di Sondrio Scarl (Italy)	30,393	149,159
Banco Bradesco SA (Brazil)	12,900	187,939
Banco Bradesco SA (Brazil), ADR	52,800	766,656
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	324,291	84,759
Banco de Bogota SA (Colombia)	1,195	43,599
Banco de Chile (Chile)	608,046	80,847
Banco de Credito e Inversiones (Chile)	2,087	120,726
Banco de Sabadell SA (Spain)	115,570	394,469
Banco Popular Espanol SA (Spain)	51,928	346,898
Banco Santander Brasil SA (Brazil), ADS	57,100	395,132
Banco Santander SA (Spain)	319,700	3,340,630
BancorpSouth, Inc.	3,956	97,199
Bank Bukopin Tbk PT (Indonesia)	478,300	25,219
Bank Central Asia Tbk PT (Indonesia)	232,600	215,999
Bank Danamon Indonesia Tbk PT (Indonesia)	131,800	46,077
Bank Handlowy w Warszawie SA (Poland)	849	33,465
Bank Hapoalim BM (Israel)	67,156	387,892
Bank Negara Indonesia Persero Tbk PT (Indonesia)	262,700	105,637
Bank of China Ltd. (China) (Class H Stock)	4,103,000	1,836,971
Bank of Chongqing Co. Ltd. (China) (Class H Stock)	61,000	40,246
Bank of Communications Co. Ltd. (China) (Class H Stock)*	589,000	406,571
Bank of East Asia Ltd. (Hong Kong)	47,200	195,693
Bank of Hawaii Corp.	2,046	120,080
Bank of Iwate Ltd. (The) (Japan)	1,900	93,543
Bank of Kaohsiung (Taiwan)	92,000	29,546
Bank of Kyoto Ltd. (The) (Japan)	29,000	263,909
Bank of Montreal (Canada)	17,500	1,288,740
Bank of Nagoya Ltd. (The) (Japan)	13,000	51,734
Bank of Nova Scotia (Canada)	30,800	2,053,430
Bank of Okinawa Ltd. (The) (Japan)	1,200	51,909
Bank of Queensland Ltd. (Australia)	50,836	584,216
Bank of the Ozarks, Inc.	2,136	71,449
Bank of the Philippine Islands (Philippines)	43,820	91,363
Bank of the Ryukyus Ltd. (Japan)	7,400	106,119
Bank of Yokohama Ltd. (The) (Japan)	86,000	495,274
Bank Otkritie (Russia), GDR*	2,714	33,382
Bank Pekao SA (Poland)	3,101	177,618
Bank Zachodni WBK SA (Poland)	535	65,035
Bankia SA (Spain)*	73,380	142,260
Bankinter SA (Spain)	7,991	62,537
BankUnited, Inc.	4,280	143,294
Banque Cantonale Vaudoise (Switzerland)	218	118,858
Banque Centrale Populaire (Morocco)	3,750	85,958
Banregio Grupo Financiero SAB de CV (Mexico)	6,000	35,583
Barclays Africa Group Ltd. (South Africa)	10,073	152,966
BB&T Corp.(a)	21,609	852,043
BBVA Banco Continental SA (Peru)	13,114	26,711
BDO Unibank, Inc. (Philippines)	51,300	109,844
Bendigo and Adelaide Bank Ltd. (Australia)	20,647	237,542
Berner Kantonalbank AG (Switzerland)	939	202,455

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Banks (continued)
BOC Hong Kong Holdings Ltd. (China)	111,000	$321,574
CaixaBank SA (Spain)	29,778	183,702
Canadian Imperial Bank of Commerce (Canada)	9,800	891,786
Canadian Western Bank (Canada)	14,800	553,275
Capitec Bank Holdings Ltd. (South Africa)	1,415	29,601
Cardinal Financial Corp.	1,642	30,311
Chang Hwa Commercial Bank (Taiwan)	248,000	153,711
Chiba Bank Ltd. (The) (Japan)	62,000	437,901
Chiba Kogyo Bank Ltd. (The) (Japan)	6,900	53,631
China Banking Corp. (Philippines)	8,510	10,742
China Construction Bank Corp. (China) (Class H Stock)*	3,794,000	2,869,219
China Development Financial Holding Corp. (Taiwan)	854,000	280,886
Chugoku Bank Ltd. (The) (Japan)	21,300	327,620
CIMB Group Holdings Bhd (Malaysia)	81,600	186,087
CIT Group, Inc.	6,998	320,228
City National Corp.	1,541	116,746
Commerce Bancshares, Inc.	3,814	177,351
Commonwealth Bank of Australia (Australia)	24,211	1,846,531
Community Bank System, Inc.	1,993	72,147
Corpbanca SA (Chile)	6,453,612	79,705
Cosmos Bank Taiwan (Taiwan)*	19,000	9,674
Credicorp Ltd. (Peru), (LMA)	234	36,305
Credicorp Ltd. (Peru), (NYSE)	1,185	184,232
Credito Valtellinese Scarl (Italy)*	74,598	105,521
Cullen/Frost Bankers, Inc.	3,028	240,484
Daishi Bank Ltd. (The) (Japan)	28,000	105,113
DBS Group Holdings Ltd. (Singapore)	65,770	884,586
DGB Financial Group, Inc. (South Korea)	6,140	91,949
E. Sun Financial Holding Co. Ltd. (Taiwan)	282,811	181,417
East West Banking Corp. (Philippines)*	42,300	29,214
EnTie Commercial Bank (Taiwan)*	40,000	19,421
Espirito Santo Financial Group SA (Portugal)*	11,519	22,018
Far Eastern International Bank (Taiwan)	163,000	60,065
First Financial Holding Co. Ltd. (Taiwan)	374,925	241,065
First Niagara Financial Group, Inc.	12,430	108,638
First Republic Bank(a)	4,137	227,494
FirstMerit Corp.	6,716	132,641
FNB Corp.	8,038	103,047
Fukuoka Financial Group, Inc. (Japan)	79,000	381,575
Fulton Financial Corp.	6,617	81,985
Getin Noble Bank SA (Poland)*	49,869	51,583
Glacier Bancorp, Inc.	2,858	81,110
Grupo Aval Acciones y Valores (Colombia)	20,308	14,602
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	69,100	205,966
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock)	49,500	131,252
Grupo Security SA (Chile)	207,871	71,418
Gunma Bank Ltd. (The) (Japan)	31,000	183,417
Hachijuni Bank Ltd. (The) (Japan)	36,000	222,918
Hancock Holding Co.	3,898	137,677
Hang Seng Bank Ltd. (Hong Kong)	17,400	284,133
Higo Bank Ltd. (The) (Japan)	112,000	623,804
Hiroshima Bank Ltd. (The) (Japan)	40,000	191,185
Hokkoku Bank Ltd. (The) (Japan)	18,000	61,859
Hokuhoku Financial Group, Inc. (Japan)	96,000	204,766

COMMON STOCKS (continued)	Shares	Value (Note 2)

Banks (continued)
Hong Leong Bank Bhd (Malaysia)	16,100	$69,218
HSBC Holdings PLC (United Kingdom)	631,098	6,402,505
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	396,000	248,014
Huishang Bank Corp. Ltd. (China)*	358,000	161,207
Hyakugo Bank Ltd. (The) (Japan)	21,000	87,529
Hyakujushi Bank Ltd. (The) (Japan)	25,000	90,113
Iberiabank Corp.	1,613	111,603
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	4,033,000	2,550,207
ING Bank Slaski SA (Poland)	941	41,087
Intercorp Financial Services, Inc. (Peru)	323	10,572
Itau Unibanco Holding SA (Brazil)	7,392	101,069
Itausa – Investimentos Itau SA (Brazil)	16,742	65,922
Iyo Bank Ltd. (The) (Japan)	24,300	245,788
Joyo Bank Ltd. (The) (Japan)	42,000	224,046
Juroku Bank Ltd. (The) (Japan)	24,000	89,844
Kagoshima Bank Ltd. (The) (Japan)	19,000	128,362
Keiyo Bank Ltd. (The) (Japan)	18,000	91,391
Kiatnakin Bank PCL (Thailand)	26,700	36,198
King’s Town Bank (Taiwan)	64,000	61,733
Kiyo Bank Ltd. (The) (Japan)	4,100	55,851
Komercni Banka A/S (Czech Republic)	578	132,930
Laurentian Bank of Canada (Canada)	4,600	214,944
LH Financial Group PCL (Thailand)	1,035,200	50,720
Luzerner Kantonalbank AG (Switzerland)	424	170,096
M&T Bank Corp.	3,667	454,891
Malayan Banking Bhd (Malaysia)	82,300	252,010
MB Financial, Inc.	2,011	54,398
Mega Financial Holding Co. Ltd. (Taiwan)	400,932	333,634
Mizrahi Tefahot Bank Ltd. (Israel)	14,494	187,386
Mizuho Financial Group, Inc. (Japan)	1,304,600	2,681,612
Musashino Bank Ltd. (The) (Japan)	3,000	105,187
Nanto Bank Ltd. (The) (Japan)	14,000	58,062
National Australia Bank Ltd. (Australia)	43,064	1,331,057
National Bank of Canada (Canada)	9,600	407,194
Nedbank Group Ltd. (South Africa)	5,285	113,924
Nishi-Nippon City Bank Ltd. (The) (Japan)	64,000	157,360
Nordea Bank AB (Sweden)	81,864	1,154,115
North Pacific Bank Ltd. (Japan)	36,900	159,283
Ogaki Kyoritsu Bank Ltd. (The) (Japan)	32,000	89,771
Oita Bank Ltd. (The) (Japan)	14,000	50,603
Old National Bancorp	7,707	110,056
OTP Bank PLC (Hungary)	10,093	193,918
Oversea-Chinese Banking Corp. Ltd. (Singapore)	96,000	736,332
PacWest Bancorp	1,246	53,790
Pinnacle Financial Partners, Inc.	979	38,651
PNC Financial Services Group, Inc. (The)	17,496	1,558,019
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	22,117	274,596
Prosperity Bancshares, Inc.	2,209	138,283
Public Bank Bhd (Malaysia)	30,100	183,552
Resona Holdings, Inc. (Japan)	111,900	652,079
RHB Capital Bhd (Malaysia)	38,000	101,212
Rizal Commercial Banking Corp. (Philippines)	37,500	45,544
Royal Bank of Canada (Canada)	32,700	2,337,619
San-In Godo Bank Ltd. (The) (Japan)	17,000	126,378
Security Bank Corp. (Philippines)	13,830	39,072

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Senshu Ikeda Holdings, Inc. (Japan)	20,100	$102,405
Seven Bank Ltd. (Japan)	21,400	87,508
Shiga Bank Ltd. (The) (Japan)	17,000	102,397
Shizuoka Bank Ltd. (The) (Japan)	45,000	486,771
Signature Bank*	1,039	131,101
Sociedad Matriz Banco de Chile (Chile) (Class B Stock)	143,959	45,946
Sparebank 1 Nord Norge (Norway)	1,132	6,548
SpareBank 1 SMN (Norway)	11,692	103,343
SpareBank 1 SR Bank ASA (Norway)*	8,363	81,464
St Galler Kantonalbank AG (Switzerland)	277	109,248
Standard Bank Group Ltd. (South Africa)	36,269	494,594
Sterling Bancorp	5,814	69,768
Sumitomo Mitsui Financial Group, Inc. (Japan)	66,600	2,794,331
Suruga Bank Ltd. (Japan)	9,000	174,817
Svenska Handelsbanken AB (Sweden) (Class A Stock)	11,698	572,027
Sydbank A/S (Denmark)*	3,422	90,337
Ta Chong Bank Ltd. (Taiwan)*	125,000	42,293
Taichung Commercial Bank (Taiwan)	157,000	55,991
Taiwan Business Bank (Taiwan)*	448,520	139,836
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	533,000	305,255
Texas Capital Bancshares, Inc.*	1,161	62,636
Thanachart Capital PCL (Thailand)	45,800	49,744
Tisco Financial Group PCL (Thailand)	25,300	31,961
TMB Bank PCL (Thailand)	884,900	65,982
Tochigi Bank Ltd. (The) (Japan)	9,000	38,564
Toho Bank Ltd. (The) (Japan)	20,000	73,121
TOMONY Holdings, Inc. (Japan)	13,900	61,341
Toronto-Dominion Bank (The) (Canada)	47,500	2,445,223
Trustmark Corp.	3,100	76,539
Tsukuba Bank Ltd. (Japan)	10,300	37,016
Turkiye Garanti Bankasi A/S (Turkey)	70,781	277,192
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	31,985	26,119
U.S. Bancorp	41,479	1,796,870
UMB Financial Corp.	1,197	75,878
Umpqua Holdings Corp.	5,021	89,976
Union Bank of Philippines, Inc. (Philippines)	8,160	22,432
Union Bank of Taiwan (Taiwan)*	174,000	64,109
Unione di Banche Italiane ScpA (Italy)	100,257	866,328
United Bankshares, Inc.	2,594	83,864
United Overseas Bank Ltd. (Singapore)	47,000	849,889
Valiant Holding AG (Switzerland)	1,474	153,500
Valley National Bancorp	4,717	46,745
ViewPoint Financial Group, Inc.	1,826	49,138
Wells Fargo & Co.	121,267	6,373,794
Westpac Banking Corp. (Australia)	53,138	1,699,682
Wing Hang Bank Ltd. (Hong Kong)	6,000	96,769
Wintrust Financial Corp.	2,031	93,426
Yachiyo Bank Ltd. (The) (Japan)	2,000	65,571
Yamaguchi Financial Group, Inc. (Japan)	28,000	295,287
Yamanashi Chuo Bank Ltd. (The) (Japan)	13,000	61,611

		82,719,216

Beverages — 0.5%
AMBEV SA (Brazil), ADR(a)	42,100	296,384

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages (continued)
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)*	4,789	$58,672
Anheuser-Busch InBev NV (Belgium)	14,921	1,714,428
Arca Continental SAB de CV (Mexico)	14,900	100,884
Asahi Group Holdings Ltd. (Japan)	13,700	430,220
Britvic PLC (United Kingdom)	7,558	94,093
Brown-Forman Corp. (Class B Stock)	1,575	148,318
Carlsberg A/S (Denmark) (Class B Stock)	4,037	434,800
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,500	5,699
Cia Cervecerias Unidas SA (Chile)	2,631	30,863
Coca-Cola Amatil Ltd. (Australia)	11,539	103,031
Coca-Cola Co. (The)	71,548	3,030,773
Coca-Cola East Japan Co. Ltd. (Japan)	2,800	71,301
Coca-Cola Enterprises, Inc.	5,054	241,480
Coca-Cola Femsa SAB de CV (Mexico), ADR	560	63,627
Coca-Cola Icecek A/S (Turkey)	1,114	27,511
Coca-Cola West Co. Ltd. (Japan)	4,800	82,775
Constellation Brands, Inc. (Class A Stock)*(a)	2,664	234,778
Cott Corp. (Canada)	4,700	33,211
Davide Campari-Milano SpA (Italy)	6,769	58,540
Diageo PLC (United Kingdom)	38,063	1,212,266
Distell Group Ltd. (South Africa)	643	8,465
Dr. Pepper Snapple Group, Inc.	5,076	297,352
Fomento Economico Mexicano SAB de CV (Mexico), ADR	3,750	351,188
Fraser & Neave Holdings Bhd (Malaysia)	2,700	15,388
Heineken Holding NV (Netherlands)	1,951	128,210
Heineken NV (Netherlands)	2,340	167,963
Hey Song Corp. (Taiwan)	42,000	47,337
Hite Jinro Co. Ltd. (South Korea)	2,810	60,929
Ito En Ltd. (Japan)	3,400	87,134
Kirin Holdings Co. Ltd. (Japan)	32,000	462,043
Molson Coors Brewing Co. (Class B Stock)	7,596	563,319
Monster Beverage Corp.*	2,397	170,259
PepsiCo, Inc.	31,528	2,816,712
Pernod-Ricard SA (France)	6,038	725,288
Remy Cointreau SA (France)	727	66,886
SABMiller PLC (United Kingdom)	19,843	1,149,995
Sapporo Holdings Ltd. (Japan)	19,000	76,569
Suntory Beverage & Food Ltd. (Japan)	900	35,277
Takara Holdings, Inc. (Japan)	7,000	61,446
Thai Beverage PCL (Thailand)	281,000	139,780
Tibet 5100 Water Resources Holdings Ltd. (Hong Kong)	64,000	21,965
Treasury Wine Estates Ltd. (Australia)	22,125	104,485
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	8,000	62,560
Vina Concha y Toro SA (Chile)	14,951	30,280
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	11,400	25,255

		16,149,739

Biotechnology — 0.3%
Abcam PLC (United Kingdom)	112,898	734,208
Actelion Ltd. (Switzerland)*	1,904	240,989
Alexion Pharmaceuticals, Inc.*	1,664	260,000
Alkermes PLC*	1,736	87,373
Amgen, Inc.	14,729	1,743,472

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
Biogen Idec, Inc.*	2,534	$798,996
Celgene Corp.*	14,276	1,226,023
CSL Ltd. (Australia)	3,871	242,995
Cubist Pharmaceuticals, Inc.*	824	57,532
Emergent Biosolutions, Inc.*	1,519	34,117
Gilead Sciences, Inc.*	30,835	2,556,530
Grifols SA (Spain)	1,799	98,297
Ironwood Pharmaceuticals, Inc.*	2,179	33,404
Isis Pharmaceuticals, Inc.*(a)	390	13,436
Myriad Genetics, Inc.*	1,690	65,775
Sirtex Medical Ltd. (Australia)	992	15,798
United Therapeutics Corp.*(a)	1,116	98,755
Vertex Pharmaceuticals, Inc.*	1,344	127,250

		8,434,950

Building Products — 0.1%
Aica Kogyo Co. Ltd. (Japan)	4,100	87,623
Asahi Glass Co. Ltd. (Japan)	47,000	277,097
Assa Abloy AB (Sweden) (Class B Stock)	5,274	268,267
Central Glass Co. Ltd. (Japan)	21,000	77,339
Dynasty Ceramic PCL (Thailand)	10,400	18,666
Geberit AG (Switzerland)	3,369	1,181,824
LG Hausys Ltd. (South Korea)	602	115,229
LIXIL Group Corp. (Japan)	7,800	211,114
Maeda Kosen Co. Ltd. (Japan)	35,400	444,982
Nichiha Corp. (Japan)	2,900	32,745
Noritz Corp. (Japan)	3,500	69,030
Sankyo Tateyama, Inc. (Japan)	1,700	34,345
Sanwa Holdings Corp. (Japan)	10,000	70,390
TOTO Ltd. (Japan)	7,000	94,402
Trakya Cam Sanayii A/S (Turkey)	18,361	22,029
Wienerberger AG (Austria)	7,027	117,743
Xxentria Technology Materials Corp. (Taiwan)	5,000	14,692
Yuanda China Holdings Ltd. (China)	144,000	12,666

		3,150,183

Capital Markets — 0.2%
Administradora de Fondos de Pensiones Habitat SA (Chile)	26,287	35,148
Alaris Royalty Corp. (Canada)	1,100	29,813
Aurelius AG (Germany)	2,181	79,487
Banca Generali SpA (Italy)	1,231	33,844
Brait SE (South Africa)*	13,026	79,981
CETIP SA - Mercados Organizados (Brazil)	3,000	42,702
China Bills Finance Corp. (Taiwan)	93,000	34,574
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)*	351,000	174,339
CI Financial Corp. (Canada)	3,300	108,397
Close Brothers Group PLC (United Kingdom)	47,090	1,028,828
Coronation Fund Managers Ltd. (South Africa)	2,773	24,910
Daishin Securities Co. Ltd. (South Korea)	6,000	51,522
GIMV NV (Belgium)	2,976	148,943
Grupo BTG Pactual (Brazil), UTS	5,900	92,178
Guoco Group Ltd. (Hong Kong)	6,000	73,545
Hargreaves Lansdown PLC (United Kingdom)	2,920	61,820
IGM Financial, Inc. (Canada)	2,600	124,463

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
Jafco Co. Ltd. (Japan)	12,500	$547,282
Jih Sun Financial Holdings Co. Ltd. (Taiwan)	77,000	21,999
Julius Baer Group Ltd. (Switzerland)*	22,050	908,445
Jupiter Fund Management PLC (United Kingdom)	207,107	1,414,537
LPL Financial Holdings, Inc.	1,884	93,710
Macquarie Korea Infrastructure Fund (South Korea)	18,570	115,443
Masterlink Securities Corp. (Taiwan)	109,000	38,882
Mediobanca SpA (Italy)*	20,777	206,890
Northern Trust Corp.	5,211	334,598
OSK Holdings Bhd (Malaysia)	78,800	43,940
Partners Group Holding AG (Switzerland)	181	49,448
Peregrine Holdings Ltd. (South Africa)	12,633	24,945
President Securities Corp. (Taiwan)	63,000	36,494
Ratos AB (Sweden) (Class B Stock)	11,976	110,731
SEI Investments Co.	2,211	72,454
SVG Capital PLC (United Kingdom)*	9,370	66,741
UOB-Kay Hian Holdings Ltd. (Singapore)	3,130	4,064
Walter Investment Management Corp.*	2,560	76,237
Waterland Financial Holdings Co. Ltd. (Taiwan)	208,000	66,049

		6,457,383

Chemicals — 0.7%
ADEKA Corp. (Japan)	8,100	108,676
Aeci Ltd. (South Africa)	2,990	35,251
Air Liquide SA (France)	5,905	797,936
Air Products & Chemicals, Inc.	2,806	360,908
Air Water, Inc. (Japan)	6,000	96,042
Airgas, Inc.(a)	1,100	119,801
Akzo Nobel NV (Netherlands)	4,748	356,001
Alent PLC (United Kingdom)	100,542	630,108
American Vanguard Corp.	1,159	15,322
Asahi Kasei Corp. (Japan)	49,000	375,121
Asia Plastic Recycling Holding Ltd. (Taiwan)	3,000	6,099
Asia Polymer Corp. (Taiwan)	15,000	13,011
BASF SE (Germany)	16,033	1,865,017
Batu Kawan Bhd (Malaysia)	15,200	93,728
Calgon Carbon Corp.*	1,719	38,385
Cheil Industries, Inc. (South Korea)	1,455	100,920
China BlueChemical Ltd. (China) (Class H Stock)	72,000	39,288
China Sanjiang Fine Chemicals Co. Ltd. (China)	30,000	11,617
China Steel Chemical Corp. (Taiwan)	1,000	6,481
China Synthetic Rubber Corp. (Taiwan)	30,000	30,024
Chr. Hansen Holding A/S (Denmark)	2,166	91,217
Chugoku Marine Paints Ltd. (Japan)	8,000	57,799
Croda International PLC (United Kingdom)	2,333	87,863
Daicel Corp. (Japan)	87,000	831,831
DuluxGroup Ltd. (Australia)	18,009	96,198
E.I. du Pont de Nemours & Co.	13,096	857,002
Earth Chemical Co. Ltd. (Japan)	1,500	57,731
Ecolab, Inc.	3,655	406,948
Eternal Chemical Co. Ltd. (Taiwan)	33,000	35,153
Everlight Chemical Industrial Corp. (Taiwan)	10,000	11,455
Formosa Chemicals & Fibre Corp. (Taiwan)	92,890	235,239
Formosa Plastics Corp. (Taiwan)	130,600	349,089
Formosan Union Chemical (Taiwan)	39,000	19,136

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Fufeng Group Ltd. (China)	54,000	$20,270
Fujimi, Inc. (Japan)	4,000	56,147
Fujimori Kogyo Co. Ltd. (Japan)	1,600	51,983
Givaudan SA (Switzerland)*	119	198,245
Grand Pacific Petrochemical (Taiwan)	39,000	24,430
Grupa Azoty SA (Poland)	1,330	31,747
Gubre Fabrikalari TAS (Turkey)	6,279	13,262
Hitachi Chemical Co. Ltd. (Japan)	5,800	96,027
Ho Tung Chemical Corp. (Taiwan)	58,000	26,322
Huabao International Holdings Ltd. (Hong Kong)	113,000	66,919
International Flavors & Fragrances, Inc.	1,587	165,492
K+S AG (Germany)	5,962	195,783
Kaneka Corp. (Japan)	15,000	93,917
Kansai Paint Co. Ltd. (Japan)	8,000	133,714
Kolon Industries, Inc. (South Korea)	14,044	988,271
Koninklijke DSM NV (Netherlands)	3,442	250,483
Koninklijke Ten Cate NV (Netherlands)	2,282	61,103
Kuraray Co. Ltd. (Japan)	16,900	214,346
Kureha Corp. (Japan)	17,000	92,945
Lenzing AG (Austria)	1,080	69,668
Linde AG (Germany)	3,675	780,923
Lintec Corp. (Japan)	3,300	66,384
Methanex Corp. (Canada)	3,200	197,839
Mexichem SAB de CV (Mexico)	15,200	62,963
Minerals Technologies, Inc.	812	53,251
Mitsui Chemicals, Inc. (Japan)	106,000	290,028
Monsanto Co.	7,066	881,413
Nan Ya Plastics Corp. (Taiwan)	146,800	353,547
Nantex Industry Co. Ltd. (Taiwan)	12,000	7,094
Nihon Nohyaku Co. Ltd. (Japan)	3,000	36,443
Nippon Kayaku Co. Ltd. (Japan)	6,000	78,118
Nippon Paint Co. Ltd. (Japan)	8,000	169,387
Nippon Shokubai Co. Ltd. (Japan)	9,000	120,973
NOF Corp. (Japan)	11,000	78,650
Novozymes A/S (Denmark) (Class B Stock)	3,174	159,197
Nufarm Ltd. (Australia)	8,936	39,216
Omnia Holdings Ltd. (South Africa)	1,680	36,456
Orica Ltd. (Australia)	8,290	152,258
Petkim Petrokimya Holding A/S (Turkey)*	17,470	25,311
Petronas Chemicals Group Bhd (Malaysia)	47,400	99,954
Phosagro OAO (Russia), GDR	3,328	41,239
Potash Corp. of Saskatchewan, Inc. (Canada)	15,700	597,072
PPG Industries, Inc.	1,486	312,283
Praxair, Inc.	3,415	453,649
Rayonier Advanced Materials, Inc.*	1,075	41,669
Rotam Global Agrosciences Ltd. (Hong Kong)	6,000	12,727
RPM International, Inc.(a)	2,911	134,430
Scotts Miracle-Gro Co. (The) (Class A Stock)	1,122	63,797
Sensient Technologies Corp.	2,659	148,159
Sesoda Corp. (Taiwan)	5,000	5,970
Sherwin-Williams Co. (The)	1,212	250,775
Shin-Etsu Chemical Co. Ltd. (Japan)	10,000	608,082
Showa Denko KK (Japan)	64,000	91,061
Sigma-Aldrich Corp.(a)	1,968	199,713
Sinofert Holdings Ltd. (China)*	178,000	24,109
Sinon Corp. (Taiwan)	25,000	15,536

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	139,000	$38,709
SK Chemicals Co. Ltd. (South Korea)	1,500	95,624
Solar Applied Materials Technology Co. (Taiwan)	34,000	33,322
Soulbrain Co. Ltd. (South Korea)	1,333	45,419
Stella Chemifa Corp. (Japan)	2,100	28,288
Sumitomo Bakelite Co. Ltd. (Japan)	20,000	79,401
Symrise AG (Germany)	2,533	138,026
Syngenta AG (Switzerland)	1,662	614,025
Taiyo Nippon Sanso Corp. (Japan)	12,000	106,307
Tikkurila OYJ (Finland)	6,161	168,611
Toagosei Co. Ltd. (Japan)	18,000	81,045
Tokyo Ohka Kogyo Co. Ltd. (Japan)	4,500	107,364
Toray Industries, Inc. (Japan)	54,000	355,322
Toyobo Co. Ltd. (Japan)	37,000	63,961
TSRC Corp. (Taiwan)	23,000	32,511
UPC Technology Corp. (Taiwan)	59,000	25,779
Uralkali OJSC (Russia), GDR	8,664	199,989
USI Corp. (Taiwan)	35,000	23,098
Valspar Corp. (The)	1,804	137,447
Victrex PLC (United Kingdom)	25,797	751,031
Yara International ASA (Norway)	5,733	287,218
Yingde Gases Group Co. Ltd. (China)	39,500	42,821
Zeon Corp. (Japan)	49,000	524,146

		21,756,611

Commercial Services & Supplies — 0.3%
ABM Industries, Inc.	2,545	68,664
ADT Corp. (The)(a)	7,181	250,904
Aeon Delight Co. Ltd. (Japan)	100	2,417
Babcock International Group PLC (United Kingdom)	10,158	201,909
Bilfinger SE (Germany)	1,524	173,548
Blue Label Telecoms Ltd. (South Africa)	33,144	26,677
Brady Corp. (Class A Stock)	2,528	75,511
Brambles Ltd. (Australia)	20,876	180,867
Cabcharge Australia Ltd. (Australia)	10,040	38,193
Cintas Corp.	2,738	173,973
Clean Harbors, Inc.*	1,762	113,209
Cleanaway Co. Ltd. (Taiwan)	1,000	6,044
Copart, Inc.*	2,663	95,761
Covanta Holding Corp.(a)	3,339	68,817
Dai Nippon Printing Co. Ltd. (Japan)	27,000	282,095
Daiseki Co. Ltd. (Japan)	2,700	48,491
Duskin Co. Ltd. (Japan)	4,300	83,252
G4S PLC (United Kingdom)	38,821	169,485
Gategroup Holding AG (Switzerland)*	40,677	1,105,218
Healthcare Services Group, Inc.	710	20,902
Intrum Justitia AB (Sweden)	1,727	51,511
Iron Mountain, Inc.	3,654	129,534
Kaba Holding AG (Switzerland) (Class B Stock)*	207	102,336
Kokuyo Co. Ltd. (Japan)	8,300	69,604
Lassila & Tikanoja OYJ (Finland)	4,596	94,690
Loomis AB (Sweden) (Class B Stock)	129	3,963
Mitie Group PLC (United Kingdom)	16,818	91,733
Moshi Moshi Hotline, Inc. (Japan)	2,700	26,624
Nissha Printing Co. Ltd. (Japan)	1,600	24,321
Okamura Corp. (Japan)	4,000	35,091

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
OYO Corp. (Japan)	29,900	$489,711
Park24 Co. Ltd. (Japan)	2,600	47,287
Pilot Corp. (Japan)	500	21,836
Progressive Waste Solutions Ltd. (Canada)	28,300	726,429
Recall Holdings Ltd. (Australia)*	4,459	20,095
Regus PLC (United Kingdom)	257,547	800,810
Republic Services, Inc.	9,741	369,866
RPS Group PLC (United Kingdom)	10,713	50,969
S-1 Corp. (South Korea)	1,202	96,649
Sato Holdings Corp. (Japan)	2,700	71,085
Secom Co. Ltd. (Japan)	4,800	293,018
Securitas AB (Sweden) (Class B Stock)	10,800	128,058
Serco Group PLC (United Kingdom)	11,512	72,009
Societe BIC SA (France)	996	136,291
Sohgo Security Services Co. Ltd. (Japan)	26,700	640,745
Stericycle, Inc.*	1,129	133,696
Taiwan Secom Co. Ltd. (Taiwan)	9,000	23,421
Taiwan Sogo Shin Kong Security Corp. (Taiwan)	15,000	20,443
Team, Inc.*	355	14,562
Tetra Tech, Inc.	2,249	61,848
Toppan Forms Co. Ltd. (Japan)	6,400	64,327
Toppan Printing Co. Ltd. (Japan)	33,000	255,165
Transcontinental, Inc. (Canada) (Class A Stock)	3,800	53,383
Tyco International Ltd.	7,090	323,304
United Stationers, Inc.	1,251	51,879
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	1,300	22,299
Waste Connections, Inc.	3,538	171,770
Waste Management, Inc.	7,971	356,543
YC Co. Ltd. (Taiwan)	26,815	18,618

		9,351,460

Communications Equipment — 0.3%
Accton Technology Corp. (Taiwan)	41,000	26,755
ADTRAN, Inc.	1,436	32,396
Alpha Networks, Inc. (Taiwan)	28,000	21,756
ARRIS Group, Inc.*	4,160	135,325
CalAmp Corp.*(a)	650	14,079
China All Access Holdings Ltd. (Hong Kong)	62,000	25,516
Cisco Systems, Inc.	156,051	3,877,867
Comba Telecom Systems Holdings Ltd. (Hong Kong)*	61,000	19,439
Comtech Telecommunications Corp.	1,029	38,413
Denki Kogyo Co. Ltd. (Japan)	9,000	60,167
D-Link Corp. (Taiwan)	55,000	36,484
EchoStar Corp. (Class A Stock)*	1,426	75,492
Emulex Corp.*	5,475	31,208
Gemtek Technology Corp. (Taiwan)	21,000	20,625
Harris Corp.	2,118	160,439
Hitachi Kokusai Electric, Inc. (Japan)	4,000	55,425
InterDigital, Inc.	1,489	71,174
Motorola Solutions, Inc.	4,025	267,944
Pace PLC (United Kingdom)	12,234	74,305
Palo Alto Networks, Inc.*(a)	479	40,164
QUALCOMM, Inc.	33,831	2,679,415
Sercomm Corp. (Taiwan)	9,000	22,971
Sierra Wireless, Inc. (Canada)*	41,123	832,827

COMMON STOCKS (continued)	Shares	Value (Note 2)
Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	81,065	$979,326
Ubiquiti Networks, Inc.*(a)	401	18,121
Unizyx Holding Corp. (Taiwan)*	37,000	27,522
ViaSat, Inc.*	654	37,906
VTech Holdings Ltd. (Hong Kong)	4,000	53,159
ZTE Corp. (China) (Class H Stock)	15,600	30,747

		9,766,967

Construction & Engineering — 0.3%
Acs Actividades de Construccion y Servicios SA (Spain)	2,767	126,646
Adhi Karya Persero Tbk PT (Indonesia)	66,600	15,645
Arcadis NV (Netherlands)	2,219	76,470
Aveng Ltd. (South Africa)*	17,225	37,475
Balfour Beatty PLC (United Kingdom)	9,708	38,942
Baoye Group Co. Ltd. (China) (Class H Stock)	34,000	19,829
BES Engineering Corp. (Taiwan)	91,000	24,477
Bouygues SA (France)	6,743	280,578
Cardno Ltd. (Australia)	8,681	51,709
Carillion PLC (United Kingdom)	15,701	88,975
Chien Kuo Construction Co. Ltd. (Taiwan)	91,000	41,010
China Singyes Solar Technologies Holdings Ltd. (China)*	15,000	25,309
China WindPower Group Ltd. (Hong Kong)*	510,000	40,786
Chung Hsin Electric & Machinery Manufacturing Corp. (Taiwan)	21,000	15,020
Cie d’Entreprises CFE (Belgium)	9,630	996,757
COMSYS Holdings Corp. (Japan)	6,300	117,134
Consolidated Infrastructure Group Ltd. (South Africa)*	8,237	22,422
Continental Holdings Corp. (Taiwan)	106,000	40,969
Cosco International Holdings Ltd. (China)	32,000	13,130
CTCI Corp. (Taiwan)	19,000	32,897
DA CIN Construction Co. Ltd. (Taiwan)	2,000	1,818
Ellaktor SA (Greece)*	9,388	52,895
Ferrovial SA (Spain)	6,777	150,998
Fomento de Construcciones y Contratas SA (Spain)*	2,325	54,217
Galliford Try PLC (United Kingdom)	2,053	40,087
Grana y Montero SA (Peru)	18,828	67,279
Hazama Ando Corp. (Japan)	6,900	41,689
Implenia AG (Switzerland)*	15,831	1,065,634
Interserve PLC (United Kingdom)	7,098	72,849
JGC Corp. (Japan)	5,000	152,097
Kajima Corp. (Japan)	33,000	145,968
Kandenko Co. Ltd. (Japan)	10,000	58,151
Kentz Corp. Ltd. (United Kingdom)	9,332	147,889
Kinden Corp. (Japan)	10,000	97,308
Kumagai Gumi Co. Ltd. (Japan)*	11,000	28,144
Kyowa Exeo Corp. (Japan)	6,900	98,350
Maeda Corp. (Japan)	12,000	94,818
Maeda Road Construction Co. Ltd. (Japan)	4,000	69,307
Metallurgical Corp. of China Ltd. (China) (Class H Stock)*	37,000	7,161
Mirait Holdings Corp. (Japan)	5,400	54,161
Mota-Engil SGPS SA (Portugal)	396	3,099
Murray & Roberts Holdings Ltd. (South Africa)*	10,732	24,527

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction & Engineering (continued)
NCC AB (Sweden) (Class B Stock)	3,648	$125,561
Nippo Corp. (Japan)	3,000	50,550
Nippon Densetsu Kogyo Co. Ltd. (Japan)	3,000	48,495
Nippon Road Co. Ltd. (The) (Japan)	7,000	39,401
Obayashi Corp. (Japan)	25,000	178,552
Obrascon Huarte Lain SA (Spain)	1,528	67,057
OCI NV (Netherlands)*	989	38,599
Penta-Ocean Construction Co. Ltd. (Japan)	14,000	46,468
Pike Corp.*	1,520	13,619
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*	3,700	49,365
Quanta Services, Inc.*	4,823	166,779
Raito Kogyo Co. Ltd. (Japan)	2,800	20,417
Raubex Group Ltd. (South Africa)	6,508	13,860
Rich Development Co. Ltd. (Taiwan)	66,000	30,173
Salini Impregilo SpA (Italy), Private Placement, (original cost $62,574; purchased 04/30/13)*(f)(g)	12,346	60,624
Shimizu Corp. (Japan)	26,000	184,251
SHO-BOND Holdings Co. Ltd. (Japan)	700	31,983
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	101,000	113,584
Skanska AB (Sweden) (Class B Stock)	6,434	146,877
Strabag SE (Austria)	2,500	78,649
Sumitomo Densetsu Co. Ltd. (Japan)	2,400	27,504
Surya Semesta Internusa Tbk PT (Indonesia)	312,600	18,063
Taikisha Ltd. (Japan)	2,000	46,799
Taisei Corp. (Japan)	32,000	177,349
Tekfen Holding A/S (Turkey)*	10,002	24,081
TOA Corp. (Japan)	5,000	8,741
TOA ROAD Corp. (Japan)	5,000	20,476
Toda Corp. (Japan)	15,000	58,330
Totetsu Kogyo Co. Ltd. (Japan)	3,400	75,815
Toyo-Thai Corp. PCL (Thailand)	5,500	5,762
UGL Ltd. (Australia)	9,446	60,932
United Engineers Ltd. (Singapore)	25,000	47,332
United Integrated Services Co. Ltd. (Taiwan)	13,000	14,547
Vinci SA (France)	14,143	1,057,314
Wijaya Karya Persero Tbk PT (Indonesia)	77,000	14,401
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	1,719	20,532
WSP Global, Inc. (Canada)	3,900	138,120
Yokogawa Bridge Holdings Corp. (Japan)	4,000	58,029

		8,013,617

Construction Materials — 0.1%
Boral Ltd. (Australia)	74,610	369,124
Buzzi Unicem SpA (Italy)	17,921	301,346
Cementos Argos SA (Colombia)	9,862	62,087
Cementos Pacasmayo SAA (Peru)	19,795	33,457
Chia Hsin Cement Corp. (Taiwan)*	20,000	10,684
CRH PLC (Ireland)*	27,903	714,800
CSR Ltd. (Australia)	28,020	92,239
Eternit SA (Brazil)	3,400	13,064
Fletcher Building Ltd. (New Zealand)	75,671	584,277
Grupo Argos SA (Colombia)	8,672	104,387
Imerys SA (France)	796	67,130
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	26,700	50,776

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction Materials (continued)
Italcementi SpA (Italy)	3,921	$37,015
Lafarge Malaysia Bhd (Malaysia)	10,000	30,676
Magnesita Refratarios SA (Brazil)	9,600	19,204
PPC Ltd. (South Africa)	8,080	23,806
Rhi AG (Austria)	921	31,011
Semen Indonesia Persero Tbk PT (Indonesia)	55,600	70,872
Siam City Cement PCL (Thailand)	1,800	24,958
Sumitomo Osaka Cement Co. Ltd. (Japan)	17,000	64,660
Taiheiyo Cement Corp. (Japan)	24,000	96,769
Titan Cement Co. SA (Greece)	1,160	37,613
TPI Polene PCL (Thailand)	66,100	26,069
Union Andina de Cementos SAA (Peru)	22,720	26,791
Universal Cement Corp. (Taiwan)	28,000	26,656

		2,919,471

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd. (Japan)	2,000	52,308
American Express Co.	13,098	1,242,607
Cash America International, Inc.	1,458	64,779
Compartamos SAB de CV (Mexico)	26,100	50,416
Credit Saison Co. Ltd. (Japan)	6,600	137,414
Encore Capital Group, Inc.*	860	39,061
First Cash Financial Services, Inc.*	646	37,203
Green Dot Corp. (Class A Stock)*	907	17,215
Nelnet, Inc. (Class A Stock)	807	33,434
Pocket Card Co. Ltd. (Japan)	87,000	722,680
Portfolio Recovery Associates, Inc.*(a)	1,434	85,366
Samsung Card Co. Ltd. (South Korea)	2,610	111,311

		2,593,794

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	19,817	194,911
Anadolu Cam Sanayii A/S (Turkey)	21,133	18,069
AptarGroup, Inc.	1,229	82,355
Avery Dennison Corp.	1,335	68,419
Ball Corp.	3,039	190,485
Bemis Co., Inc.	1,858	75,546
BillerudKorsnas AB (Sweden)	2,984	43,349
CCL Industries, Inc. (Canada) (Class B Stock)	1,100	105,923
Cheng Loong Corp. (Taiwan)	94,000	40,775
FP Corp. (Japan)	22,600	788,034
Fuji Seal International, Inc. (Japan)	23,400	727,334
Great China Metal Industry (Taiwan)	14,000	17,023
Huhtamaki OYJ (Finland)	3,513	91,817
Kian Joo Can Factory Bhd (Malaysia)	16,800	16,690
Mayr Melnhof Karton AG (Austria)	769	91,621
Mpact Ltd. (South Africa)	9,822	25,758
Nampak Ltd. (South Africa)	9,124	31,555
Orora Ltd. (Australia)	24,924	33,442
Packaging Corp. of America	1,392	99,514
Rengo Co. Ltd. (Japan)	18,000	86,040
Rexam PLC (United Kingdom)	106,664	976,278
Silgan Holdings, Inc.	1,608	81,719
Sonoco Products Co.	3,038	133,459
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	13,000	25,862

		4,045,978

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Distributors — 0.1%
Canon Marketing Japan, Inc. (Japan)	4,700	$88,224
Dah Chong Hong Holdings Ltd. (China)	45,000	26,909
Genuine Parts Co.(a)	3,128	274,638
Inchcape PLC (United Kingdom)	117,021	1,269,436
LKQ Corp.*	5,485	146,395
Paltac Corp. (Japan)	4,600	64,800
Pool Corp.	996	56,334
Test-Rite International Co. Ltd. (Taiwan)	30,000	21,892
Xinhua Winshare Publishing and Media Co. Ltd. (China) (Class H Stock)	54,000	34,767

		1,983,395

Diversified Consumer Services — 0.1%
Advtech Ltd. (South Africa)	19,058	15,322
Anhanguera Educacional Participacoes SA (Brazil)	5,100	42,448
Apollo Education Group, Inc. (Class B Stock)*	2,451	76,594
Benesse Holdings, Inc. (Japan)	4,100	177,838
DeVry Education Group, Inc.	2,103	89,041
Estacio Participacoes SA (Brazil)	2,600	34,278
Graham Holdings Co. (Class B Stock)	5	3,591
Grand Canyon Education, Inc.*	1,557	71,575
H&R Block, Inc.	5,871	196,796
Hillenbrand, Inc.	2,781	90,716
Invocare Ltd. (Australia)	4,714	44,933
Kroton Educacional SA (Brazil)	2,100	59,013
LifeLock, Inc.*	3,264	45,565
Lung Yen Life Service Corp. (Taiwan)	8,000	22,992
Navitas Ltd. (Australia)	9,258	62,246
New Oriental Education & Technology Group, Inc. (China), ADR	3,600	95,652
Regis Corp.	2,702	38,044
Service Corp. International	5,930	122,870
TAL Education Group (China), ADR*	16,349	449,597

		1,739,111

Diversified Financial Services — 0.4%
African Bank Investments Ltd. (South Africa)	34,595	22,087
ASX Ltd. (Australia)	2,020	67,911
Ayala Corp. (Philippines)	5,380	79,786
Banque Nationale de Belgique (Belgium)	29	138,881
Berkshire Hathaway, Inc. (Class B Stock)*	38,624	4,888,253
Bolsa de Valores de Colombia (Colombia)	2,203,689	26,996
Bolsa Mexicana de Valores SAB de CV (Mexico)	10,200	21,613
Bolsas y Mercados Espanoles SA (Spain), (original cost $67,110; purchased 04/30/13)(f)(g)	2,464	117,617
CBOE Holdings, Inc.	1,544	75,980
CME Group, Inc.	9,803	695,523
Coface SA (France)*	54,182	827,234
Corp. Financiera Alba SA (Spain)	2,315	150,680
Corporacion Financiera Colombiana SA (Colombia)	4,233	86,441
Deutsche Boerse AG (Germany)	2,850	220,974
First Pacific Co. Ltd. (Hong Kong)	116,000	129,487
Groupe Bruxelles Lambert SA (Belgium)	2,435	253,078
Grupo de Inversiones Suramericana SA (Colombia)	16,015	340,345

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services (continued)
Haci Omer Sabanci Holding A/S (Turkey)	33,450	$156,243
Hankook Tire Worldwide Co. Ltd. (South Korea)	2,130	47,247
Hellenic Exchanges – Athens Stock
Exchange SA Holding (Greece)*	1,643	18,653
Interactive Brokers Group, Inc. (Class A Stock)	3,487	81,212
Intercontinental Exchange, Inc.	2,568	485,095
Inversiones La Construccion SA (Chile)	2,318	27,664
Investment AB Kinnevik (Sweden) (Class B Stock)	8,920	380,067
Investor AB (Sweden) (Class A Stock)	1,732	63,201
Investor AB (Sweden) (Class B Stock)	15,125	566,752
Japan Exchange Group, Inc. (Japan)	4,700	115,837
JSE Ltd. (South Africa)	3,259	29,388
Lundbergforetagen AB (Sweden) (Class B Stock)	2,389	115,091
Marfin Investment Group Holdings SA (Greece)*	41,807	27,732
MarketAxess Holdings, Inc.	783	42,329
McGraw Hill Financial, Inc.	2,190	181,836
Metro Pacific Investments Corp. (Philippines)	421,000	48,373
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	20,200	116,116
Moscow Exchange (The) (Russia)*	14,030	27,880
MSCI, Inc.*	2,448	112,241
NASDAQ OMX Group, Inc. (The)(a)	3,377	130,420
Onex Corp. (Canada)	1,900	117,556
Pargesa Holding SA (Switzerland)	1,454	130,507
PSG Group Ltd. (South Africa)	4,342	37,765
Remgro Ltd. (South Africa)	11,830	255,894
Singapore Exchange Ltd. (Singapore)	12,000	66,932
Sofina SA (Belgium)	1,774	206,137
Voya Financial, Inc.	3,913	142,198
Warsaw Stock Exchange (Poland)	2,544	32,615
Zenkoku Hosho Co. Ltd. (Japan)	200	5,444

		11,911,311

Diversified Telecommunication Services — 0.8%
8x8, Inc.*	1,465	11,837
AT&T, Inc.	147,792	5,225,925
BCE, Inc. (Canada)	2,400	108,861
Belgacom SA (Belgium)	2,290	76,020
Bell Aliant, Inc. (Canada)	7,200	188,190
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	73,431	137,433
CenturyLink, Inc.(a)	23,351	845,306
China Communications Services Corp. Ltd. (China) (Class H Stock)	176,000	85,671
China Telecom Corp. Ltd. (China) (Class H Stock)	1,036,000	506,737
China Unicom Hong Kong Ltd. (China)	276,000	424,413
Chorus Ltd. (New Zealand)	9,368	14,231
Chunghwa Telecom Co. Ltd. (Taiwan)	134,000	431,852
Colt Group SA (United Kingdom)*	19,386	45,618
Com Hem Holding AB (Sweden)*	101,131	953,559
Consolidated Communications Holdings, Inc.	1,789	39,787
Deutsche Telekom AG (Germany)	69,214	1,213,945

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services (continued)
Elisa OYJ (Finland)	2,476	$75,741
Empresa de Telecomunicaciones de Bogota (Colombia)*	37,376	9,058
Frontier Communications Corp.	11,718	68,433
Hellenic Telecommunications Organization SA (Greece)*	2,510	37,072
HKT Trust and HKT Ltd. (Hong Kong)	62,000	73,058
Iliad SA (France)	466	140,859
Inmarsat PLC (United Kingdom)	5,719	73,097
Iridium Communications, Inc.*(a)	3,910	33,079
Jazztel PLC (Spain)*	2,623	37,340
Koninklijke KPN NV (Netherlands)*	59,228	215,949
KT Corp. (South Korea)	9,230	278,588
LG Uplus Corp. (South Korea)	9,240	84,158
M2 Group Ltd. (Australia)	5,854	31,905
Magyar Telekom Telecommunications PLC (Hungary)*	30,078	45,609
Manitoba Telecom Services, Inc. (Canada)	2,800	81,188
Maroc Telecom SA (Morocco)	6,233	72,246
Netia SA (Poland)	25,777	44,052
Nippon Telegraph & Telephone Corp. (Japan)	31,200	1,944,630
Oi SA (Brazil), Private Placement, (original cost $26,766; purchased 01/08/14)(f)(g)	15,400	14,567
Orange Polska SA (Poland)	30,760	98,249
Orange SA (France)	111,150	1,758,651
Portugal Telecom SGPS SA (Portugal)	25,229	92,545
Premiere Global Services, Inc.*	1,423	18,997
Rostelecom OJSC (Russia)*	70,930	180,501
Singapore Telecommunications Ltd. (Singapore)	174,000	537,781
SK Broadband Co. Ltd. (South Korea)*	12,348	44,415
Swisscom AG (Switzerland)	404	234,674
TDC A/S (Denmark)	20,573	212,815
Telecom Corp of New Zealand Ltd. (New Zealand)	25,457	59,734
Telecom Italia SpA (Italy)*	460,745	583,166
Telecom Italia SpA-RSP (Italy)	309,517	306,169
Telefonica Brasil SA (Brazil)	1,100	19,660
Telefonica Brasil SA (Brazil), ADR	8,200	168,182
Telefonica Czech Republic A/S (Czech Republic)	5,811	82,336
Telefonica Deutschland Holding AG (Germany)*	20,957	173,236
Telefonica SA (Spain)	75,493	1,296,053
Telekom Austria AG (Austria)	5,291	51,752
Telekom Malaysia Bhd (Malaysia)	44,400	87,804
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	837,000	174,098
Telenor ASA (Norway)	18,444	419,941
TeliaSonera AB (Sweden)	72,250	527,568
Telkom SA SOC Ltd. (South Africa)*	20,478	87,974
Telstra Corp. Ltd. (Australia)	47,883	235,238
TELUS Corp. (Canada)	4,100	152,684
Tpg Telecom Ltd. (Australia)	11,328	58,858
Turk Telekomunikasyon A/S (Turkey)	13,515	39,054
tw telecom, Inc.*	2,585	104,201
Verizon Communications, Inc.	56,201	2,749,915
Vivendi SA (France)*	37,785	924,658
Xl Axiata Tbk PT (Indonesia)	90,500	38,933

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services (continued)
Ziggo NV (Netherlands)	1,060	$49,021

		25,238,877

Electric Utilities — 0.7%
Acciona SA (Spain)	1,309	117,034
Allete, Inc.	2,094	107,527
American Electric Power Co., Inc.	11,565	644,980
Celsia SA ESP (Colombia)	17,439	56,659
Centrais Eletricas Brasileiras SA (Brazil)	14,300	41,421
CEZ A/S (Czech Republic)*	7,610	229,663
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	16,000	110,530
Chubu Electric Power Co., Inc. (Japan)*	40,100	498,021
Chugoku Electric Power Co., Inc. (The) (Japan)	13,200	179,870
Cia General de Electricidad SA (Chile)	15,901	63,574
Cleco Corp.(a)	1,504	88,661
CLP Holdings Ltd. (Hong Kong)	53,500	439,498
Contact Energy Ltd. (New Zealand)	10,228	47,505
CPFL Energia SA (Brazil), ADR	2,150	39,130
Duke Energy Corp.	20,200	1,498,638
E.CL SA (Chile)	31,436	41,951
Edison International	8,123	472,028
EDP – Energias de Portugal SA (Portugal)	50,654	254,162
EDP – Energias do Brasil SA (Brazil)	7,700	37,777
El Paso Electric Co.	2,026	81,465
Electricite de France SA (France)	8,465	266,545
Elia System Operator SA (Belgium)	1,865	94,206
Emera, Inc. (Canada)	7,400	236,553
Empire District Electric Co. (The)	2,348	60,297
Endesa SA (Spain)	1,829	70,722
Enea SA (Poland)	9,446	49,134
Enel SpA (Italy)	205,379	1,194,616
Enersis SA (Chile), ADR	13,453	226,683
Entergy Corp.	5,953	488,682
Equatorial Energia SA (Brazil)	3,500	40,061
EVN AG (Austria)	5,896	86,294
Exelon Corp.	29,404	1,072,658
First Philippine Holdings Corp. (Philippines)	26,920	46,922
FirstEnergy Corp.	17,679	613,815
Fortis, Inc. (Canada)	8,000	243,438
Fortum OYJ (Finland)	11,473	308,073
Glow Energy PCL (Thailand)	18,500	47,454
Great Plains Energy, Inc.	5,755	154,637
Hawaiian Electric Industries, Inc.(a)	4,594	116,320
Hokkaido Electric Power Co., Inc. (Japan)*	7,800	60,211
Hokuriku Electric Power Co. (Japan)	10,800	143,177
Iberdrola SA (Spain)	153,790	1,176,423
IDACORP, Inc.	2,371	137,115
Infratil Ltd. (New Zealand)	21,537	46,116
Inter RAO JSC (Russia)*	173,500,000	48,677
Interconexion Electrica SA ESP (Colombia)*	13,623	66,537
Isagen SA ESP (Colombia)	29,361	48,479
ITC Holdings Corp.	3,264	119,071
Kansai Electric Power Co., Inc. (The) (Japan)*	35,900	338,398
Korea Electric Power Corp. (South Korea)	17,820	656,019
Kyushu Electric Power Co., Inc. (Japan)*	18,500	208,272
Light SA (Brazil)	3,000	29,532
Luz del Sur Saa (Peru)	4,672	15,359

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
Manila Electric Co. (Philippines)	5,260	$30,824
NextEra Energy, Inc.	8,269	847,407
Northeast Utilities	8,449	399,384
OGE Energy Corp.	3,828	149,598
Okinawa Electric Power Co., Inc. (The) (Japan)	1,900	67,755
Pepco Holdings, Inc.	7,110	195,383
PGE SA (Poland)	29,661	211,312
Pinnacle West Capital Corp.	4,276	247,324
PNM Resources, Inc.	2,649	77,695
Portland General Electric Co.	2,211	76,655
Power Assets Holdings Ltd. (Hong Kong)	33,500	293,223
PPL Corp.	15,023	533,767
Red Electrica Corp. SA (Spain)	1,212	110,792
RusHydro JSC (Russia)*	14,634,000	288,779
Shikoku Electric Power Co., Inc. (Japan)*	6,400	89,241
Southern Co. (The)(a)	17,857	810,351
SSE PLC (United Kingdom)	15,604	418,014
Tauron Polska Energia SA (Poland)*	69,526	118,376
Tenaga Nasional Bhd (Malaysia)	80,300	305,061
Terna Rete Elettrica Nazionale SpA (Italy)	1	5
Tohoku Electric Power Co., Inc. (Japan)	22,300	260,981
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	2,700	24,220
TrustPower Ltd. (New Zealand)	18,672	116,890
UIL Holdings Corp.	2,751	106,491
Unitil Corp.	1,234	41,746
UNS Energy Corp.	1,291	77,989
Verbund AG (Austria)	2,174	42,108
Westar Energy, Inc.	3,957	151,118
Xcel Energy, Inc.	13,522	435,814
Zespol Elektrowni Patnow Adamow Konin SA (Poland)*	3,327	28,484

		20,117,377

Electrical Equipment — 0.1%
AcBel Polytech, Inc. (Taiwan)	10,000	14,968
Areva SA (France)*	3,339	70,866
Babcock & Wilcox Co. (The)	2,715	88,129
China Electric Manufacturing Corp. (Taiwan)	15,000	6,076
Emerson Electric Co.	11,717	777,540
Endo Lighting Corp. (Japan)	1,500	22,619
FSP Technology, Inc. (Taiwan)	20,000	21,673
Futaba Corp. (Japan)	4,600	78,821
Generac Holdings, Inc.*(a)	1,892	92,216
Hong TAI Electric Industrial (Taiwan)	65,000	24,617
HUA ENG Wire & Cable (Taiwan)	47,000	17,702
I-Sheng Electric Wire & Cable Co. Ltd. (Taiwan)	15,000	23,766
Jiangnan Group Ltd. (China)	50,000	10,645
Legrand SA (France)	5,313	325,371
Longwell Co. (Taiwan)	11,000	13,420
Mabuchi Motor Co. Ltd. (Japan)	1,100	83,410
Nidec Corp. (Japan)	3,200	196,801
Nitto Kogyo Corp. (Japan)	3,300	72,647
Nordex SE (Germany)*	3,163	70,059
OSRAM Licht AG (Germany)*	2,158	108,676
Phihong Technology Co. Ltd. (Taiwan)	17,000	12,531
PKC Group OYJ (Finland)	2,207	63,221
Prysmian SpA (Italy)	3,188	71,993

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electrical Equipment (continued)
SGL Carbon SE (Germany)*	1,755	$57,659
Shanghai Electric Group Co. Ltd. (China) (Class H Stock)	82,000	33,063
Shihlin Electric & Engineering Corp. (Taiwan)	44,000	55,556
Tech Pro Technology Development Ltd. (Hong Kong)*	72,000	42,640
Teco Electric and Machinery Co. Ltd. (Taiwan)	58,000	66,764
TKH Group NV (Netherlands)	1,579	53,848
Ushio, Inc. (Japan)	7,300	94,072
Well Shin Technology Co. Ltd. (Taiwan)	6,000	11,596
Xinjiang Goldwind Science & Technology Co. Ltd. (China) (Class H Stock)	10,200	11,892

		2,694,857

Electronic Equipment, Instruments & Components — 0.5%
AAC Technologies Holdings, Inc. (China)	16,000	104,129
ACES Electronic Co. Ltd. (Taiwan)	7,000	8,897
Amano Corp. (Japan)	4,800	54,704
Anritsu Corp. (Japan)	6,000	67,419
Anxin-China Holdings Ltd. (Hong Kong)	92,000	12,346
APCB, Inc. (Taiwan)	27,000	21,301
Asia Optical Co., Inc. (Taiwan)*	27,000	32,822
AV Tech Corp. (Taiwan)	8,000	26,713
Azbil Corp. (Japan)	3,300	84,512
Canon Electronics, Inc. (Japan)	2,800	52,768
Cheng Uei Precision Industry Co. Ltd. (Taiwan)	20,000	39,182
Chin-Poon Industrial Co. Ltd. (Taiwan)	14,000	26,877
Chroma ATE, Inc. (Taiwan)	10,000	27,990
Citizen Holdings Co. Ltd. (Japan)	17,300	135,854
Daiwabo Holdings Co. Ltd. (Japan)	18,000	35,056
DataTec Ltd. (South Africa)	4,739	23,974
Delta Electronics Thailand PCL (Thailand)	18,400	35,434
Delta Electronics, Inc. (Taiwan)	34,000	247,627
Digital China Holdings Ltd. (Hong Kong)	53,000	47,856
Dolby Laboratories, Inc. (Class A Stock)*	1,306	56,419
Domino Printing Sciences PLC (United Kingdom)	4,447	45,663
Elite Material Co. Ltd. (Taiwan)	23,000	23,237
Evertz Technologies Ltd. (Canada)	18,800	307,446
FIH Mobile Ltd. (China)*	780,000	495,634
FLEXium Interconnect, Inc. (Taiwan)	7,000	18,635
FLIR Systems, Inc.	3,225	112,004
Fuji Electronics Co. Ltd. (Japan)	3,400	43,587
FUJIFILM Holdings Corp. (Japan)	27,700	773,124
Fullerton Technology Co. Ltd. (Taiwan)	29,000	27,147
G Tech Optoelectronics Corp. (Taiwan)	12,000	13,917
Halma PLC (United Kingdom)	102,192	1,030,844
Hamamatsu Photonics KK (Japan)	2,300	112,881
Hana Microelectronics PCL (Thailand)	51,100	52,745
Hannstar Board Corp. (Taiwan)	48,000	19,069
Hirose Electric Co. Ltd. (Japan)	700	104,063
Hitachi High-Technologies Corp. (Japan)	22,800	542,885
Hitachi Ltd. (Japan)	144,000	1,055,386
Hollysys Automation Technologies Ltd. (China)*	14,079	344,795
Holy Stone Enterprise Co. Ltd. (Taiwan)	18,000	27,808

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Hon Hai Precision Industry Co. Ltd. (Taiwan)	541,000	$1,813,738
Horiba Ltd. (Japan)	2,300	82,544
Hosiden Corp. (Japan)	7,600	47,429
Hoya Corp. (Japan)	10,100	335,803
Ichia Technologies, Inc. (Taiwan)	12,000	15,536
Ingenico (France)	16,841	1,464,694
Ingram Micro, Inc. (Class A Stock)*	8,114	237,010
ITEQ Corp. (Taiwan)	19,000	20,386
Japan Aviation Electronics Industry Ltd. (Japan)	16,000	345,092
Ju Teng International Holdings Ltd. (Hong Kong)	62,000	44,503
Kapsch TrafficCom AG (Austria)	1,020	47,330
Keyence Corp. (Japan)	900	393,559
Kingboard Laminates Holdings Ltd. (Hong Kong)	101,500	38,652
Kinko Optical Co. Ltd. (Taiwan)	5,000	3,944
Kyocera Corp. (Japan)	14,500	688,515
Lotes Co. Ltd. (Taiwan)	7,000	32,002
Lumax International Corp. Ltd. (Taiwan)	7,000	16,830
Maruwa Co. Ltd. (Japan)	1,100	45,159
Murata Manufacturing Co. Ltd. (Japan)	4,900	459,525
Nam Tai Electronics, Inc. (China)	2,185	16,475
Nan Ya Printed Circuit Board Corp. (Taiwan)*	16,000	28,668
National Instruments Corp.	1,399	45,314
Nippon Signal Co. Ltd. (The) (Japan)	6,600	60,993
OSI Systems, Inc.*	506	33,776
Promate Electronic Co. Ltd. (Taiwan)*	23,000	30,620
RealD, Inc.*	1,586	20,237
Ryosan Co. Ltd. (Japan)	5,700	118,880
Ryoyo Electro Corp. (Japan)	200	2,362
Samsung Electro-Mechanics Co. Ltd. (South Korea)	2,272	130,927
Samsung SDI Co. Ltd. (South Korea)	1,291	206,683
Sanshin Electronics Co. Ltd. (Japan)	6,100	49,443
Shimadzu Corp. (Japan)	12,000	110,103
Silitech Technology Corp. (Taiwan)(g)	11,310	12,852
Simplo Technology Co. Ltd. (Taiwan)	9,000	55,798
Sinbon Electronics Co. Ltd. (Taiwan)*	6,000	9,762
Smart Metering Systems PLC (United Kingdom)	117,484	761,016
Spectris PLC (United Kingdom)	21,246	807,321
Stars Microelectronics Thailand PCL (Thailand)*	112,500	24,274
Sunny Optical Technology Group Co. Ltd. (China)	17,000	24,049
SVI PCL (Thailand)	143,900	19,694
Synnex Technology International Corp. (Taiwan)	55,000	92,732
Taiwan Chinsan Electronic Industrial Co. Ltd. (Taiwan)	3,000	5,536
Taiwan PCB Techvest Co. Ltd. (Taiwan)	22,000	30,966
Taiwan Union Technology Corp. (Taiwan)	14,000	12,522
Tech Data Corp.*	2,230	139,420
Test Research, Inc. (Taiwan)	14,000	23,866
Toyo Corp. (Japan)	2,800	33,314
TXC Corp. (Taiwan)	15,000	23,372
Uju Electronics Co. Ltd. (South Korea)	2,399	28,575

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Unimicron Technology Corp. (Taiwan)	79,000	$76,488
Venture Corp. Ltd. (Singapore)	28,000	173,876
Wah Lee Industrial Corp. (Taiwan)	18,000	36,336
Wasion Group Holdings Ltd. (Hong Kong)	22,000	16,518
Weikeng Industrial Co. Ltd. (Taiwan)*	38,000	32,899
WT Microelectronics Co. Ltd. (Taiwan)	21,000	32,117
WUS Printed Circuit Co. Ltd. (Taiwan)	12,000	6,595
Yageo Corp. (Taiwan)	117,400	83,667
Zebra Technologies Corp. (Class A Stock)*	541	44,535
Zenitron Corp. (Taiwan)	55,000	34,726

		15,922,308

Energy Equipment & Services — 0.1%
Anton Oilfield Services Group (China)	24,000	16,345
Bumi Armada Bhd (Malaysia)	28,800	30,500
BW Offshore Ltd. (Norway)	33,054	48,456
Diamond Offshore Drilling, Inc.(a)	2,811	139,510
Enerflex Ltd. (Canada)	26,200	498,931
Era Group, Inc.*	951	27,275
Eurasia Drilling Co. Ltd. (Russia), GDR	1,466	46,141
Forum Energy Technologies, Inc.*	2,282	83,133
Fred Olsen Energy ASA (Norway)	1,943	55,099
Fugro NV (Netherlands), CVA	7,535	430,881
Hilong Holding Ltd. (China)	21,000	10,433
Honghua Group Ltd. (China)	62,000	15,355
Mullen Group Ltd. (Canada)	2,200	63,337
Ocean Rig UDW, Inc. (Cyprus)	2,802	53,042
Pacc Offshore Services Holdings Ltd. (Singapore)*	365,000	332,244
Pacific Drilling SA*	2,245	22,450
ProSafe SE (Norway)	10,070	82,997
Saipem SpA (Italy)*	5,675	153,016
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	656	84,652
SEACOR Holdings, Inc.*	1,164	95,739
Seadrill Ltd. (Norway)	5,739	227,440
Shawcor Ltd. (Canada)	9,300	517,184
SPT Energy Group, Inc. (China)	14,000	7,378
Tecnicas Reunidas SA (Spain)	20,412	1,262,469
Tenaris SA (Luxembourg)	8,108	191,042
Tidewater, Inc.	1,825	102,474
Wah Seong Corp. Bhd (Malaysia)	36,743	21,644

		4,619,167

Food & Staples Retailing — 0.7%
Aeon Co. Ltd. (Japan)	37,200	457,777
Ain Pharmaciez, Inc. (Japan)	900	43,426
Alimentation Couche Tard, Inc. (Canada) (Class B Stock)	10,600	290,369
Almacenes Exito SA (Colombia)	6,755	113,693
Andersons, Inc. (The)	1,198	61,793
Arcs Co. Ltd. (Japan)	2,600	54,956
Axfood AB (Sweden)	1,701	92,388
BIM Birlesik Magazalar A/S (Turkey)	1,956	44,876
Bizim Toptan Satis Magazalari A/S (Turkey)	1,517	13,503
Brasil Pharma SA (Brazil)*	5,600	9,580
Carrefour SA (France)	11,439	421,804
Casey’s General Stores, Inc.(a)	1,167	82,028
Casino Guichard Perrachon SA (France)	2,742	363,535
Cawachi Ltd. (Japan)	2,200	42,034

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
China Resources Enterprise Ltd. (China)	52,000	$144,314
Clicks Group Ltd. (South Africa)	2,583	15,423
Cocokara Fine, Inc. (Japan)	1,500	45,621
Colruyt SA (Belgium)	1,534	77,914
Cosco Capital, Inc. (Philippines)*	29,900	6,632
Cosmos Pharmaceutical Corp. (Japan)	200	21,108
Costco Wholesale Corp.	7,234	833,067
CP ALL PCL (Thailand)	105,700	156,327
CVS Caremark Corp.	34,248	2,581,272
Delhaize Group SA (Belgium)	4,483	303,352
Distribuidora Internacional de Alimentacion SA (Spain)	174	1,602
E-Mart Co. Ltd. (South Korea)	740	169,711
Emperia Holding SA (Poland)	984	19,441
Empire Co. Ltd. (Canada) (Class A Stock)	1,900	129,201
Eurocash SA (Poland)	1,549	20,532
FamilyMart Co. Ltd. (Japan)	3,200	137,961
Fresh Market, Inc. (The)*(a)	651	21,789
George Weston Ltd. (Canada)	1,800	132,775
Grupo Comercial Chedraui SA de CV (Mexico)	13,200	46,549
Heiwado Co. Ltd. (Japan)	4,300	65,886
ICA Gruppen AB (Sweden)	1,500	51,107
J Sainsbury PLC (United Kingdom)	70,241	379,156
Jeronimo Martins SGPS SA (Portugal)	529	8,698
Kato Sangyo Co. Ltd. (Japan)	1,600	36,004
Kesko OYJ (Finland) (Class B Stock)	2,476	97,842
Koninklijke Ahold NV (Netherlands)	22,450	420,962
Kroger Co. (The)	12,936	639,426
Kusuri No Aoki Co. Ltd. (Japan)	1,200	43,477
Lawson, Inc. (Japan)	1,600	120,092
Loblaw Cos. Ltd. (Canada)	4,795	213,990
Magnit OJSC (Russia), GDR	5,090	302,346
MARR SpA (Italy)	51,870	968,634
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,900	65,764
Metcash Ltd. (Australia)	39,502	98,336
Metro AG (Germany)*	3,318	144,394
Metro, Inc. (Canada)	4,100	253,481
Ministop Co. Ltd. (Japan)	4,000	64,729
Mitsubishi Shokuhin Co. Ltd. (Japan)	1,400	35,201
President Chain Store Corp. (Taiwan)	9,000	72,127
Puregold Price Club, Inc. (Philippines)	33,600	33,397
Raia Drogasil SA (Brazil)	3,400	28,222
Safeway, Inc.	5,876	201,782
Seven & I Holdings Co. Ltd. (Japan)	23,900	1,007,381
Shoprite Holdings Ltd. (South Africa)	5,012	72,621
Siam Makro PCL (Thailand)	38,000	48,590
Sligro Food Group NV (Netherlands)	2,702	111,735
SPAR Group Ltd. (The) (South Africa)	2,871	33,589
Sugi Holdings Co. Ltd. (Japan)	1,200	54,756
Sun Art Retail Group Ltd. (China)	52,000	59,512
Sundrug Co. Ltd. (Japan)	1,300	57,907
Susser Holdings Corp.*	512	41,329
Sysco Corp.	11,420	427,679
Tesco PLC (United Kingdom)	293,440	1,426,166
Tsuruha Holdings, Inc. (Japan)	1,200	66,220
United Natural Foods, Inc.*	1,279	83,263
UNY Group Holdings Co. Ltd. (Japan)	21,100	132,300
Valor Co. Ltd. (Japan)	5,100	84,594
Walgreen Co.	18,499	1,371,331

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Wal-Mart de Mexico SAB de CV (Mexico) (Class V Stock)	83,400	$223,583
Wal-Mart Stores, Inc.	43,306	3,250,981
Wesfarmers Ltd. (Australia)	19,874	784,257
Whole Foods Market, Inc.	4,253	164,293
WM Morrison Supermarkets PLC (United Kingdom)	128,153	401,919
Woolworths Ltd. (Australia)	16,437	545,816
Wumart Stores, Inc. (China) (Class H Stock)	15,000	11,655
X5 Retail Group NV (Russia), GDR*	4,410	94,866

		21,857,749

Food Products — 1.0%
AarhusKarlshamn AB (Sweden)	821	54,857
AGV Products Corp. (Taiwan)*	68,000	21,818
Ajinomoto Co., Inc. (Japan)	23,000	360,487
Alicorp SA (Peru)	9,447	27,749
Archer-Daniels-Midland Co.	26,011	1,147,345
Aryzta AG (Switzerland)*	18,907	1,790,572
Asian Citrus Holdings Ltd. (Hong Kong)	132,853	29,835
Associated British Foods PLC (United Kingdom)	8,058	420,243
Astra Agro Lestari Tbk PT (Indonesia)	11,000	26,167
Astral Foods Ltd. (South Africa)	2,012	23,081
Austevoll Seafood ASA (Norway)	12,237	80,322
AVI Ltd. (South Africa)	6,144	35,385
B&G Foods, Inc.	889	29,061
Barry Callebaut AG (Switzerland)*	90	122,242
Biostime International Holdings Ltd. (China)	3,000	16,633
Boulder Brands, Inc.*	2,111	29,934
BRF SA (Brazil)	7,900	191,681
Bumitama Agri Ltd. (Indonesia)	28,000	27,105
Bunge Ltd.	6,590	498,468
Calbee, Inc. (Japan)	2,400	66,143
Campbell Soup Co.(a)	2,988	136,880
Cermaq ASA (Norway)	4,301	59,251
Changshouhua Food Co. Ltd. (China)	19,000	18,656
Charoen Pokphand Enterprise (Taiwan)	16,000	15,514
Charoen Pokphand Foods PCL (Thailand)	140,500	117,967
China Foods Ltd. (China)*	56,000	19,860
China Mengniu Dairy Co. Ltd. (China)	28,000	129,433
China Minzhong Food Corp. Ltd. (China)	67,000	45,635
China Modern Dairy Holdings Ltd. (China)*	148,000	58,145
China Yurun Food Group Ltd. (China)*	117,000	52,098
CJ CheilJedang Corp. (South Korea)	358	121,860
Clover Industries Ltd. (South Africa)	13,456	21,269
ConAgra Foods, Inc.	14,049	416,974
Corbion NV (Netherlands)	3,166	66,721
CP Pokphand Co. Ltd. (Hong Kong)	460,000	52,823
Cranswick PLC (United Kingdom)	3,983	86,223
Daesang Corp. (South Korea)	1,300	59,035
Dairy Crest Group PLC (United Kingdom)	8,950	72,002
Danone SA (France)	13,573	1,009,268
Devro PLC (United Kingdom)	9,795	41,698
Dydo Drinco, Inc. (Japan)	1,100	50,395
Ebro Foods SA (Spain)	2,864	63,632
Felda Global Ventures Holdings Bhd (Malaysia)	59,700	77,362
Flowers Foods, Inc.	3,951	83,287
Fresh Del Monte Produce, Inc.	3,150	96,547

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Fuji Oil Co. Ltd. (Japan)	3,900	$55,696
General Mills, Inc.	12,973	681,601
GFPT PCL (Thailand)	41,100	16,210
Global Bio-Chem Technology Group Co. Ltd. (Hong Kong)*	300,000	12,981
Goodman Fielder Ltd. (Australia)	45,894	29,428
GrainCorp Ltd. (Australia) (Class A Stock)	58,008	459,245
Great Wall Enterprise Co. Ltd. (Taiwan)	43,000	52,372
Greencore Group PLC (Ireland)	29,873	135,786
Gruma SAB de CV (Mexico) (Class B Stock)*	5,500	65,825
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	32,500	95,019
Grupo Nutresa SA (Colombia)	8,962	131,840
Hain Celestial Group, Inc. (The)*	1,081	95,928
Hershey Co. (The)	1,376	133,981
Hillshire Brands Co. (The)	2,179	135,752
Hokuto Corp. (Japan)	2,800	55,490
Hormel Foods Corp.	3,226	159,203
House Foods Group, Inc. (Japan)	8,600	161,174
Illovo Sugar Ltd. (South Africa)	11,118	30,735
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	24,100	20,372
Indofood Sukses Makmur Tbk PT (Indonesia)	116,800	66,073
Industrias Bachoco SAB de CV (Mexico) (Class B Stock)	3,900	17,475
Ingredion, Inc.	2,712	203,508
J.M. Smucker Co. (The)	3,766	401,343
Japfa Comfeed Indonesia Tbk PT (Indonesia)	215,800	22,228
Kagome Co. Ltd. (Japan)	11,200	198,107
Keck Seng Malaysia Bhd (Malaysia)	25,400	53,717
Kellogg Co.	6,020	395,514
Kerry Group PLC (Ireland) (Class A Stock)	4,221	317,023
Kewpie Corp. (Japan)	5,900	96,055
KEY Coffee, Inc. (Japan)	8,800	139,956
Khon Kaen Sugar Industry PCL (Thailand)	75,800	33,632
Kikkoman Corp. (Japan)	7,000	145,897
Kraft Foods Group, Inc.	11,371	681,691
Kuala Lumpur Kepong Bhd (Malaysia)	10,900	82,149
Kulim Malaysia Bhd (Malaysia)*	38,000	40,592
Labixiaoxin Snacks Group Ltd. (China)*	23,000	5,905
Leroy Seafood Group ASA (Norway)	2,155	78,723
Lien Hwa Industrial Corp. (Taiwan)	87,000	61,190
Lindt & Spruengli AG (Switzerland)	2	123,545
Lindt & Spruengli AG-PC (Switzerland)	227	1,155,478
Lotte Confectionery Co. Ltd. (South Korea)	37	70,650
Lotte Food Co. Ltd. (South Korea)	82	61,387
M Dias Branco SA (Brazil)	600	26,316
Malindo Feedmill Tbk PT (Indonesia)	54,400	12,490
Marfrig Global Foods SA (Brazil)*	12,500	33,605
Marine Harvest ASA (Norway)	11,749	160,322
McCormick & Co., Inc.	2,949	211,119
Megmilk Snow Brand Co. Ltd. (Japan)	5,600	72,695
MEIJI Holdings Co. Ltd. (Japan)	3,500	232,040
Minerva SA (Brazil)*	3,400	17,112
Mondelez International, Inc. (Class A Stock)	50,957	1,916,493
Nestle SA (Switzerland)	70,793	5,485,534
Nichirei Corp. (Japan)	12,000	57,644

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Nippon Meat Packers, Inc. (Japan)	9,000	$175,718
Nisshin Seifun Group, Inc. (Japan)	13,200	157,696
Nissin Foods Holdings Co. Ltd. (Japan)	3,200	164,523
NongShim Co. Ltd. (South Korea)	246	69,452
Nutreco NV (Netherlands)	14,558	642,987
Oceana Group Ltd. (South Africa)	1,188	9,720
O’Key Group SA (Luxembourg), GDR	2,724	24,748
Orion Corp. (South Korea)	50	45,810
Orkla ASA (Norway)	17,687	157,396
Parmalat SpA (Italy)	9,940	34,000
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT (Indonesia)	130,200	25,449
Pioneer Foods Ltd. (South Africa)	3,804	37,557
Post Holdings, Inc.*(a)	1,982	100,904
PPB Group Bhd (Malaysia)	30,100	141,919
Rock Field Co. Ltd. (Japan)	2,600	49,924
Salmar ASA (Norway)	3,844	67,080
Sanderson Farms, Inc.(a)	698	67,846
Sao Martinho SA (Brazil)	1,600	28,097
Saputo, Inc. (Canada)	3,400	203,704
Shenguan Holdings Group Ltd. (China)	58,000	24,500
SLC Agricola SA (Brazil)	2,000	17,280
Snyder’s-Lance, Inc.	1,498	39,637
Standard Foods Corp. (Taiwan)	8,000	22,239
Suedzucker AG (Germany)	5,479	110,636
Taisun Enterprise Co. Ltd. (Taiwan)*	18,000	8,352
Tate & Lyle PLC (United Kingdom)	11,829	138,398
Thai Union Frozen Products PCL (Thailand)	38,000	76,105
Thai Vegetable Oil PCL (Thailand)	37,000	25,651
Tiga Pilar Sejahtera Food Tbk (Indonesia)	112,500	21,965
Tiger Brands Ltd. (South Africa)	3,440	99,210
Tingyi Cayman Islands Holding Corp. (China)	38,000	106,460
Tongaat Hulett Ltd. (South Africa)	4,679	65,307
Toyo Suisan Kaisha Ltd. (Japan)	4,000	123,298
TreeHouse Foods, Inc.*	1,519	121,626
TSH Resources Bhd (Malaysia)	21,600	24,957
Tyson Foods, Inc. (Class A Stock)	8,936	335,457
Ulker Biskuvi Sanayi A/S (Turkey)	2,253	18,883
Unilever NV (Netherlands), CVA	32,067	1,403,672
Unilever PLC (United Kingdom)	30,098	1,364,320
Uni-President China Holdings Ltd. (China)	39,000	29,909
Uni-President Enterprises Corp. (Taiwan)	124,300	223,248
United Plantations Bhd (Malaysia)	1,600	13,942
Universal Robina Corp. (Philippines)	13,470	47,609
Vanguarda Agro SA (Brazil)*	4,400	5,636
Vilmorin & Cie SA (France)	597	80,659
Viscofan SA (Spain)	1,089	64,931
Want Want China Holdings Ltd. (China)	90,000	129,562
Warabeya Nichiyo Co. Ltd. (Japan)	3,900	78,927
WhiteWave Foods Co. (The) (Class A Stock)*	2,918	94,456
Wilmar International Ltd. (Singapore)	94,000	240,627
Yakult Honsha Co. Ltd. (Japan)	2,500	126,622
Yamazaki Baking Co. Ltd. (Japan)	10,000	124,903

		30,791,023

Gas Utilities — 0.1%
AGL Resources, Inc.	4,088	224,963
APA Group (Australia)	25,440	165,458

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Gas Utilities (continued)
Atmos Energy Corp.	2,198	$117,373
Aygaz A/S (Turkey)	3,681	15,724
China Gas Holdings Ltd. (Hong Kong)	52,000	107,896
China Oil & Gas Group Ltd. (Hong Kong)	180,000	33,229
China Resources Gas Group Ltd. (China)	20,000	63,059
E1 Corp. (South Korea)	1,146	77,228
Empresa de Energia de Bogota SA (Colombia)*	26,465	22,412
Enagas SA (Spain)	3,000	96,567
ENN Energy Holdings Ltd. (China)	68,000	488,288
Gas Natural SDG SA (Spain)	7,810	246,743
Gasco SA (Chile)	1,947	12,991
Great Taipei Gas Co. Ltd. (Taiwan)	47,000	39,196
Hong Kong & China Gas Co. Ltd. (Hong Kong)	96,580	211,344
Korea District Heating Corp. (South Korea)	772	50,402
Korea Gas Corp. (South Korea)*	1,986	108,476
Laclede Group, Inc. (The)	1,106	53,696
National Fuel Gas Co.	932	72,976
New Jersey Resources Corp.(a)	1,145	65,448
Northwest Natural Gas Co.	1,611	75,959
ONE Gas, Inc.	487	18,384
Osaka Gas Co. Ltd. (Japan)	71,000	298,329
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	166,600	78,300
Petronas Gas Bhd (Malaysia)	7,000	53,438
Piedmont Natural Gas Co., Inc.	1,710	63,971
Questar Corp.	4,823	119,610
Rubis SCA (France)	1,549	98,804
Samchully Co. Ltd. (South Korea)	728	110,870
Snam SpA (Italy)	30,966	186,506
Southwest Gas Corp.	1,408	74,328
Toho Gas Co. Ltd. (Japan)	15,000	82,385
Tokyo Gas Co. Ltd. (Japan)	85,000	496,511
Towngas China Co. Ltd. (Hong Kong)	64,000	75,349
UGI Corp.	2,642	133,421

		4,239,634

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	31,885	1,304,097
Ansell Ltd. (Australia)	2,741	51,243
Apex Biotechnology Corp. (Taiwan)	4,000	8,438
Asahi Intecc Co. Ltd. (Japan)	16,900	694,216
Baxter International, Inc.	10,715	774,695
Becton, Dickinson and Co.	3,236	382,819
Biosensors International Group Ltd. (Singapore)	94,000	70,524
Boston Scientific Corp.*	23,153	295,664
C.R. Bard, Inc.	1,423	203,503
CareFusion Corp.*	6,874	304,862
Cochlear Ltd. (Australia)	803	46,748
Coloplast A/S (Denmark) (Class B Stock)	1,535	138,895
Cooper Cos., Inc. (The)(a)	845	114,523
Covidien PLC, (original cost $454,771;purchased 04/29/13-01/08/14)(f)(g)	7,635	688,524
Cyberonics, Inc.*	319	19,925
DENTSPLY International, Inc.	3,458	163,736
DiaSorin SpA (Italy)	308	12,905
Edwards Lifesciences Corp.*	1,941	166,615
Eiken Chemical Co. Ltd. (Japan)	37,300	647,343

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Elekta AB (Sweden) (Class B Stock)	6,517	$82,772
Essilor International SA (France)	3,175	336,474
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	17,022	70,792
Getinge AB (Sweden) (Class B Stock)	3,213	84,134
Globus Medical, Inc. (Class A Stock)*	1,751	41,884
GN Store Nord A/S (Denmark)	4,528	129,766
Golden Meditech Holdings Ltd. (Hong Kong)	106,000	17,245
Greatbatch, Inc.*	1,192	58,480
Haemonetics Corp.*	1,817	64,104
Hartalega Holdings Bhd (Malaysia)	6,400	12,377
Hill-Rom Holdings, Inc.	1,516	62,929
Hogy Medical Co. Ltd. (Japan)	900	48,803
Hologic, Inc.*	6,139	155,624
IDEXX Laboratories, Inc.*	710	94,835
Integra Lifesciences Holdings Corp.*	718	33,789
Intuitive Surgical, Inc.*	494	203,429
Invacare Corp.	2,768	50,848
Kossan Rubber Industries (Malaysia)	15,200	17,503
Masimo Corp.*(a)	1,599	37,736
Medtronic, Inc.	17,977	1,146,214
Mindray Medical International Ltd. (China), ADR	3,800	119,700
Nihon Kohden Corp. (Japan)	1,400	70,290
Nipro Corp. (Japan)	7,200	64,634
Olympus Corp. (Japan)*	3,000	103,219
ResMed, Inc.(a)	2,561	129,663
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	36,000	35,231
Sirona Dental Systems, Inc.*	1,069	88,150
Smith & Nephew PLC (United Kingdom)	24,115	426,785
Sonova Holding AG (Switzerland)	2,905	442,904
Sorin SpA (Italy)*	25,415	74,584
St Shine Optical Co. Ltd. (Taiwan)	1,000	24,709
St. Jude Medical, Inc.	4,667	323,190
Stryker Corp.	5,073	427,755
Supermax Corp. Bhd (Malaysia)	20,400	13,341
Symmetry Medical, Inc.*	2,495	22,106
Sysmex Corp. (Japan)	2,000	75,203
Teleflex, Inc.	1,434	151,430
Terumo Corp. (Japan)	7,800	174,742
Thoratec Corp.*	1,497	52,185
Top Glove Corp. Bhd (Malaysia)	10,300	14,659
Varian Medical Systems, Inc.*	1,931	160,543
Volcano Corp.*	1,671	29,426
West Pharmaceutical Services, Inc.	2,408	101,569
William Demant Holding A/S (Denmark)*	759	68,924
Zimmer Holdings, Inc.	3,637	377,739

		12,411,694

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.*	1,232	56,056
Aetna, Inc.	11,026	893,988
Air Methods Corp.*(a)	700	36,155
Alfresa Holdings Corp. (Japan)	2,700	174,076
AmerisourceBergen Corp.	4,148	301,394
Bangkok Dusit Medical Services Pcl (Thailand)	67,000	34,475
Banmedica SA (Chile)	10,104	16,626
Bioscrip, Inc.*	1,783	14,870

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
BML, Inc. (Japan)	1,600	$61,916
Bumrungrad Hospital PCL (Thailand)	8,900	32,084
Cardinal Health, Inc.	5,565	381,536
Catamaran Corp.*	4,700	207,548
Celesio AG (Germany)	1,502	53,411
Centene Corp.*	1,263	95,495
Chemed Corp.(a)	435	40,768
CIGNA Corp.	8,923	820,648
Community Health Systems, Inc.*	3,451	156,572
Cruz Blanca Salud SA (Chile)	20,232	17,414
DaVita HealthCare Partners, Inc.*	3,615	261,437
Diagnosticos da America SA (Brazil)	2,500	15,863
Express Scripts Holding Co.*	18,019	1,249,257
Fleury SA (Brazil)	2,500	19,065
Fresenius Medical Care AG & Co. KGaA (Germany)	5,751	386,935
Fresenius SE & Co. KGaA (Germany)	3,186	475,146
Hanger, Inc.*	1,120	35,224
Health Net, Inc.*	3,248	134,922
Healthways, Inc.*	623	10,927
Henry Schein, Inc.*	1,353	160,561
Humana, Inc.	4,492	573,718
KPJ Healthcare Bhd (Malaysia)	10,250	10,796
Laboratory Corp. of America Holdings*	2,215	226,816
Leisureworld Sr. Care Corp. (Canada)	5,800	70,608
Life Healthcare Group Holdings Ltd. (South Africa)	7,927	30,928
LifePoint Hospitals, Inc.*	1,853	115,071
Magellan Health Services, Inc.*	1,182	73,568
McKesson Corp.	3,883	723,053
Mediclinic International Ltd. (South Africa)	3,776	29,009
Medipal Holdings Corp. (Japan)	9,900	140,360
MEDNAX, Inc.*	2,334	135,722
Message Co. Ltd. (Japan)	21,700	826,611
Miraca Holdings, Inc. (Japan)	1,800	87,235
Molina Healthcare, Inc.*(a)	786	35,079
Netcare Ltd. (South Africa)	5,303	14,308
Nichii Gakkan Co. (Japan)	3,800	34,186
Odontoprev SA (Brazil)	4,000	17,253
Omnicare, Inc.	2,456	163,496
Orpea (France)	1,483	104,003
Owens & Minor, Inc.	2,124	72,174
Patterson Cos., Inc.	2,296	90,715
Primary Health Care Ltd. (Australia)	25,303	108,208
Profarma Distribuidora de Produtos
Farmaceuticos SA (Brazil)	1,300	12,656
Qualicorp SA (Brazil)*	2,800	33,101
Quest Diagnostics, Inc.(a)	3,830	224,783
Ramsay Health Care Ltd. (Australia)	2,015	86,547
Rhoen Klinikum AG (Germany)	3,807	125,693
Ryman Healthcare Ltd. (New Zealand)	18,429	137,960
Select Medical Holdings Corp.	3,739	58,328
Shanghai Pharmaceuticals Holding Co. Ltd.
(China) (Class H Stock)	34,100	70,924
Ship Healthcare Holdings, Inc. (Japan)	800	28,075
Sinopharm Group Co. Ltd. (China) (Class H Stock)	21,600	59,796
Sonic Healthcare Ltd. (Australia)	9,981	163,271
Suzuken Co. Ltd. (Japan)	3,500	130,378
Synergy Health PLC (United Kingdom)	2,823	68,132

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
Team Health Holdings, Inc.*(a)	1,236	$61,726
Toho Holdings Co. Ltd. (Japan)	3,100	62,534
UnitedHealth Group, Inc.	25,105	2,052,334
Universal Health Services, Inc. (Class B Stock)	2,103	201,383
VCA, Inc.*	2,807	98,498
WellCare Health Plans, Inc.*	1,321	98,626
WellPoint, Inc.	12,378	1,331,997

		14,934,028

Health Care Technology
Allscripts Healthcare Solutions, Inc.*	4,441	71,278
Cerner Corp.*	3,219	166,036
HMS Holdings Corp.*	1,300	26,533
M3, Inc. (Japan)	65,700	1,046,019
MedAssets, Inc.*	1,027	23,457
Quality Systems, Inc.	803	12,888

		1,346,211

Healthcare Services
Bangkok Chain Hospital PCL (Thailand)	57,500	14,616
MD Medical Group Investments PLC (Russia), GDR	1,148	10,900

		25,516

Hotels, Restaurants & Leisure — 0.4%
Accordia Golf Co. Ltd. (Japan)	4,100	54,419
Ajisen China Holdings Ltd. (Hong Kong)	14,000	10,871
Ambassador Hotel (The) (Taiwan)	17,000	16,227
Aristocrat Leisure Ltd. (Australia)	10,140	50,245
Autogrill SpA (Italy)*	4,597	40,495
Berjaya Sports Toto Bhd (Malaysia)	13,404	16,205
BHG SA – Brazil Hospitality Group (Brazil)*	1,300	8,161
BJ’s Restaurants, Inc.*	851	29,708
Bloomin’ Brands, Inc.*	1,498	33,600
Bob Evans Farms, Inc.	1,195	59,810
Brinker International, Inc.	696	33,860
Burger King Worldwide, Inc.	2,231	60,728
Carnival Corp.	19,789	745,056
Carnival PLC	17,058	644,579
Central Plaza Hotel PCL (Thailand)	12,400	14,136
Cheesecake Factory, Inc. (The)	666	30,916
China Travel International Investment Hong Kong Ltd. (China)	244,000	47,845
Chipotle Mexican Grill, Inc.*	262	155,238
City Lodge Hotels Ltd. (South Africa)	950	11,345
Compass Group PLC (United Kingdom)*	29,474	512,445
Cracker Barrel Old Country Store, Inc.	684	68,106
Crown Resorts Ltd. (Australia)	7,678	109,438
Darden Restaurants, Inc.(a)	3,054	141,309
Doutor Nichires Holdings Co. Ltd. (Japan)	37,700	667,969
Dunkin’ Brands Group, Inc.(a)	1,606	73,571
Echo Entertainment Group Ltd. (Australia)	125,696	371,941
Famous Brands Ltd. (South Africa)	1,229	11,152
Greene King PLC (United Kingdom)	85,269	1,230,953
Gtech SpA (Italy)	2,688	65,676
HIS Co. Ltd. (Japan)	20,100	649,198
Hotel Shilla Co. Ltd. (South Korea)	979	88,429
International Meal Co. Holdings SA (Brazil)	2,200	20,163

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Intralot SA-Integrated Lottery Systems & Services (Greece)*	19,952	$55,151
Jack in the Box, Inc.	1,845	110,405
Jollibee Foods Corp. (Philippines)	5,940	23,954
Kangwon Land, Inc. (South Korea)	3,070	90,145
Kappa Create Holdings Co. Ltd. (Japan)*	8,200	85,251
Kuoni Reisen Holding AG (Switzerland)*	189	73,144
Kura Corp. (Japan)	3,100	83,847
Ladbrokes PLC (United Kingdom)	25,434	61,062
Leofoo Development Co. (Taiwan)*	17,000	6,888
Major Cineplex Group PCL (Thailand)	21,300	12,404
Marriott Vacations Worldwide Corp.*	1,456	85,365
Matsuya Foods Co. Ltd. (Japan)	2,300	43,042
McDonald’s Corp.	19,201	1,934,309
McDonald’s Holdings Co. Japan Ltd. (Japan)	3,400	95,500
Melia Hotels International SA (Spain)	4,952	60,777
Minor International PCL (Thailand)	33,500	30,192
Norwegian Cruise Line Holdings Ltd.*	903	28,625
OPAP SA (Greece)	2,412	42,884
Orbis SA (Poland)	833	11,712
Oriental Land Co. Ltd. (Japan)	1,100	188,525
OUE Ltd. (Singapore)	32,000	62,389
Panera Bread Co. (Class A Stock)*	311	46,597
Papa John’s International, Inc.	1,254	53,157
Plenus Co. Ltd. (Japan)	3,000	69,102
Rank Group PLC (United Kingdom)	1,620	4,633
Resorttrust, Inc. (Japan)	3,000	59,906
Restaurant Group PLC (The) (United Kingdom)	7,059	72,538
REXLot Holdings Ltd. (Hong Kong)	500,000	58,765
Saizeriya Co. Ltd. (Japan)	4,600	58,481
Shangri-La Asia Ltd. (Hong Kong)	72,000	112,816
Six Flags Entertainment Corp.	2,505	106,588
SKYCITY Entertainment Group Ltd. (New Zealand)	45,614	158,894
Sodexo (France)	2,390	257,162
Starbucks Corp.	8,695	672,819
Sun International Ltd. (South Africa)	2,918	30,181
Tatts Group Ltd. (Australia)	41,052	126,568
Texas Roadhouse, Inc.	1,698	44,148
Tim Hortons, Inc. (Canada)	3,700	202,398
Tokyo Dome Corp. (Japan)	9,000	42,499
Tsogo Sun Holdings Ltd. (South Africa)	6,430	16,324
WATAMI Co. Ltd. (Japan)	7,500	105,954
Whitbread PLC (United Kingdom)	3,491	263,362
William Hill PLC (United Kingdom)	22,492	126,282
Wowprime Corp. (Taiwan)	1,030	14,854
Yoshinoya Holdings Co. Ltd. (Japan)	6,400	90,212
Yum! Brands, Inc.	5,793	470,392
Zensho Holdings Co. Ltd. (Japan)	5,600	57,034

		12,581,031

Household Durables — 0.3%
Ability Enterprise Co. Ltd. (Taiwan)	50,000	36,518
Alpine Electronics, Inc. (Japan)	5,300	74,746
Altek Corp. (Taiwan)	33,000	30,776
AmTRAN Technology Co. Ltd. (Taiwan)*	61,000	45,968
Arcelik A/S (Turkey)	7,948	48,383
Bellway PLC (United Kingdom)	25,220	675,594

COMMON STOCKS (continued)		Shares	Value (Note 2)
Household Durables (continued)
Berkeley Group Holdings PLC (United Kingdom)		4,852	$200,542
Bovis Homes Group PLC (United Kingdom)	.	5,300	71,696
Casio Computer Co. Ltd. (Japan)		8,700	126,369
Coway Co. Ltd. (South Korea)		1,171	98,011
De’longhi SpA (Italy)		2,892	62,514
Direcional Engenharia SA (Brazil)		4,600	24,046
Dorel Industries, Inc. (Canada) (Class B Stock)		14,400	531,574
Electrolux AB (Sweden) (Class B Stock)		5,572	140,619
EZ TEC Empreendimentos e Participacoes SA (Brazil)		1,700	18,081
Forbo Holding AG (Switzerland)*		68	72,501
Funai Electric Co. Ltd. (Japan)		5,600	56,488
Garmin Ltd.(a)		2,735	166,561
GUD Holdings Ltd. (Australia)		10,585	62,088
Haier Electronics Group Co. Ltd. (Hong Kong)		22,000	57,499
Helbor Empreendimentos SA (Brazil)		2,900	8,859
Helen of Troy Ltd.*		1,358	82,336
Husqvarna AB (Sweden) (Class B Stock)		15,764	122,511
Iida Group Holdings Co. Ltd. (Japan)		3,734	56,751
Kinpo Electronics (Taiwan)		72,000	33,643
Leggett & Platt, Inc.		4,825	165,401
Megawide Construction Corp. (Philippines)*		25,100	7,418
Metall Zug AG (Switzerland) (Class B Stock)		39	114,520
Misawa Homes Co. Ltd. (Japan)		2,400	31,550
Nexity SA (France)		24,271	1,115,558
Nikon Corp. (Japan)		15,800	248,914
NVR, Inc.*		74	85,144
PanaHome Corp. (Japan)		7,000	54,672
Panasonic Corp. (Japan)		47,000	569,737
Persimmon PLC (United Kingdom)*		44,144	961,437
Rinnai Corp. (Japan)		1,100	106,194
Sampo Corp. (Taiwan)		72,000	29,181
Sangetsu Co. Ltd. (Japan)		1,700	46,074
SEB SA (France)		1,209	107,039
Sekisui Chemical Co. Ltd. (Japan)		20,000	231,872
Sekisui House Ltd. (Japan)		33,600	461,076
Sharp Corp. (Japan)*		25,000	80,268
Skyworth Digital Holdings Ltd. (Hong Kong)		132,185	63,108
Steinhoff International Holdings Ltd. (South Africa)		63,556	354,320
Sumitomo Forestry Co. Ltd. (Japan)		9,900	120,875
Taiwan Sanyo Electric Co. Ltd. (Taiwan)		15,000	17,193
Tamron Co. Ltd. (Japan)		1,200	28,750
Tatung Co. Ltd. (Taiwan)*		234,000	74,550
TCL Multimedia Technology Holdings Ltd. (China)*		42,000	14,687
Token Corp. (Japan)		540	25,193
Tupperware Brands Corp.		1,082	90,563
Welling Holding Ltd. (China)		74,000	21,070

			8,131,038

Household Products — 0.3%
Church & Dwight Co., Inc.(a)		3,473	242,936
Clorox Co. (The)(a)		631	57,673
Colgate-Palmolive Co.		6,148	419,171
Energizer Holdings, Inc.		1,777	216,847
Harbinger Group, Inc.*		2,412	30,632

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Products (continued)
Henkel AG & Co. KGaA (Germany)	2,002	$201,332
Kimberly-Clark Corp.(g)	6,030	670,657
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	16,600	46,588
LG Household & Health Care Ltd. (South Korea)	97	43,665
NVC Lighting Holding Ltd. (China)	119,000	26,711
Pigeon Corp. (Japan)	700	36,925
Procter & Gamble Co. (The)	62,056	4,876,981
PZ Cussons PLC (United Kingdom)	8,548	50,600
Reckitt Benckiser Group PLC (United Kingdom)	12,677	1,105,367
Spectrum Brands Holdings, Inc.	1,004	86,374
Svenska Cellulosa AB (Sweden) (Class B Stock)	14,359	373,964
Unicharm Corp. (Japan)	2,000	119,243
Unilever Indonesia Tbk PT (Indonesia)	6,100	15,071
Vinda International Holdings Ltd. (Hong Kong)	28,000	42,553

		8,663,290

Independent Power & Renewable Electricity Producers — 0.1%
Aboitiz Power Corp. (Philippines)	47,400	39,833
AES Gener SA (Chile)	115,737	59,970
Akenerji Elektrik Uretim A/S (Turkey)*	24,731	13,547
Beijing Jingneng Clean Energy Co. Ltd. (China) (Class H Stock)	48,000	21,466
Calpine Corp.*	7,118	169,480
China Datang Corp. Renewable Power Co. Ltd. (China) (Class H Stock)	114,000	14,418
China Longyuan Power Group Corp. (China) (Class H Stock)	77,000	83,587
China Power International Development Ltd. (China)	159,000	62,869
China Power New Energy Development Co. Ltd. (China)*	420,000	26,054
China Resources Power Holdings Co. Ltd. (China)	90,000	255,915
Colbun SA (Chile)	360,483	90,542
Datang International Power Generation Co. Ltd. (China) (Class H Stock)	148,000	57,846
Drax Group PLC (United Kingdom)	91,547	1,002,261
E.ON Russia JSC (Russia)*	296,000	24,700
EDP Renovaveis SA (Portugal)	13,235	98,575
Electric Power Development Co. Ltd. (Japan)	6,300	204,439
Empresa Nacional de Electricidad SA (Chile), ADR	2,881	130,221
Enel Green Power SpA (Italy)	47,430	134,238
First Gen Corp. (Philippines)	102,000	50,746
Huadian Power International Corp. Ltd. (China) (Class H Stock)	80,000	48,443
Huaneng Power International, Inc. (China) (Class H Stock)*	160,000	180,953
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	90,000	29,722
NRG Energy, Inc.	9,772	363,518
Ratchaburi Electricity Generating Holding PCL (Thailand)	7,000	11,701
SPCG PCL (Thailand)*	13,300	10,962

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power & Renewable Electricity Producers (continued)
Taiwan Cogeneration Corp. (Taiwan)	58,000	$42,638
Tractebel Energia SA (Brazil)	2,600	39,056
TransAlta Corp. (Canada)	5,600	68,645
Zorlu Enerji Elektrik Uretim A/S (Turkey)*	37,348	20,282

		3,356,627

Industrial Conglomerates — 0.5%
3M Co.	9,762	1,398,309
Aboitiz Equity Ventures, Inc. (Philippines)	54,150	69,470
Akfen Holding A/S (Turkey)	724	1,760
Antarchile SA (Chile)	6,065	78,689
Beijing Enterprises Holdings Ltd. (China)	17,000	160,920
Boustead Holdings Bhd (Malaysia)	27,900	44,922
Cahya Mata Sarawak Bhd (Malaysia)	29,100	33,768
CJ Corp. (South Korea)	613	84,830
Danaher Corp.	12,877	1,013,806
DCC PLC (Ireland)	3,331	204,254
DMCI Holdings, Inc. (Philippines)	27,630	46,932
Dogan Sirketler Grubu Holding A/S (Turkey)*	59,693	23,094
Enka Insaat ve Sanayi A/S (Turkey)	11,716	31,804
General Electric Co.	254,016	6,675,540
HAP Seng Consolidated Bhd (Malaysia)	40,500	45,426
Hopewell Holdings Ltd. (Hong Kong)	41,000	142,843
Hosken Consolidated Investments Ltd. (South Africa)	3,833	61,270
Hutchison Whampoa Ltd. (Hong Kong)	83,000	1,135,155
Jardine Matheson Holdings Ltd. (Hong Kong)	5,286	313,513
Jardine Strategic Holdings Ltd. (Hong Kong)	5,520	197,230
JG Summit Holdings, Inc. (Philippines)	80,160	94,042
Kombassan Holdings A/S (Turkey)*	22,406	30,354
Koninklijke Philips NV (Netherlands)	21,071	668,758
MMC Corp. Bhd (Malaysia)	31,400	24,838
Nisshinbo Holdings, Inc. (Japan)	12,000	120,336
NWS Holdings Ltd. (Hong Kong)	44,000	81,637
Quinenco SA (Chile)	6,202	12,841
Reunert Ltd. (South Africa)	3,974	24,269
Roper Industries, Inc.	1,963	286,618
Samsung Techwin Co. Ltd. (South Korea)	1,222	63,998
San Miguel Corp. (Philippines)	74,140	140,976
Shanghai Industrial Holdings Ltd. (China)	28,000	85,305
Siemens AG (Germany)	17,451	2,304,128
Sime Darby Bhd (Malaysia)	66,300	199,741
Smiths Group PLC (United Kingdom)	8,875	196,667
Tianjin Development Holdings Ltd. (China)	46,000	34,792
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	23,914	33,674
Yazicilar Holding A/S (Turkey) (Class A Stock)	1,208	10,692

		16,177,201

Insurance — 1.0%
ACE Ltd.	11,445	1,186,847
Admiral Group PLC (United Kingdom)	4,300	113,935
AIA Group Ltd. (Hong Kong)	208,000	1,045,120
Alleghany Corp.*(a)	680	297,922
Allied World Assurance Co. Holdings AG	5,946	226,067
Allstate Corp. (The)	15,605	916,326
American Financial Group, Inc.	2,873	171,116

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Amlin PLC (United Kingdom)	15,510	$124,143
Amtrust Financial Services, Inc.(a)	1,300	54,353
AON PLC	5,427	488,918
Arch Capital Group Ltd.*	3,542	203,452
Argo Group International Holdings Ltd.	1,021	52,183
Arthur J Gallagher & Co.	2,354	109,696
Aspen Insurance Holdings Ltd.	4,914	223,194
Assicurazioni Generali SpA (Italy)	33,056	723,944
Assurant, Inc.	3,246	212,775
Axis Capital Holdings Ltd.	6,001	265,724
Baloise Holding AG (Switzerland)	1,414	166,494
BB Seguridade Participacoes SA (Brazil)	7,600	111,033
Beazley PLC (United Kingdom)	264,592	1,145,048
Brasil Insurance Participacoes e Administracao SA (Brazil)	2,000	9,649
Brown & Brown, Inc.	2,438	74,871
Catlin Group Ltd. (United Kingdom)	16,539	151,350
China Taiping Insurance Holdings Co. Ltd. (China)*	39,200	70,202
Chubb Corp. (The)	7,935	731,369
Cincinnati Financial Corp.	2,804	134,704
CNinsure, Inc. (China), ADR*	2,600	17,836
CNP Assurances SA (France)	6,499	134,886
Delta Lloyd NV (Netherlands)	35,037	889,573
Discovery Ltd. (South Africa)	5,537	50,589
Dongbu Insurance Co. Ltd. (South Korea)	2,080	106,870
Endurance Specialty Holdings Ltd.*	2,527	130,368
Euler Hermes SA (France)	725	87,115
Everest Re Group Ltd.	1,965	315,363
Fairfax Financial Holdings Ltd. (Canada)	700	332,088
Fidelity National Financial, Inc. (Class A Stock)(a)	6,291	206,093
First American Financial Corp.(a)	5,004	139,061
First Insurance Co. Ltd. (Taiwan)	43,000	26,210
Gjensidige Forsikring ASA (Norway)	4,737	84,950
Great Eastern Holdings Ltd. (Singapore)	2,000	35,108
Great-West Lifeco, Inc. (Canada)	6,100	172,530
Grupo Catalana Occidente SA (Spain)	1,752	63,597
Hannover Rueckversicherung AG (Germany)	2,080	187,307
Hanover Insurance Group, Inc. (The)	2,330	147,140
Hanwha Life Insurance Co. Ltd. (South Korea)	13,570	86,614
HCC Insurance Holdings, Inc.	4,345	212,644
Hilltop Holdings, Inc.*	3,067	65,204
Hiscox Ltd. (United Kingdom)	8,977	108,618
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	2,940	83,844
Insurance Australia Group Ltd. (Australia)	48,009	264,432
Intact Financial Corp. (Canada)	4,500	310,304
Kemper Corp.	2,112	77,848
Korean Reinsurance Co. (South Korea)	8,170	84,364
Lancashire Holdings Ltd. (United Kingdom)	8,641	96,714
Liberty Holdings Ltd. (South Africa)	3,639	44,493
LIG Insurance Co. Ltd. (South Korea)	3,830	105,232
Loews Corp.	13,535	595,675
Long Bon International Co. Ltd. (Taiwan)	33,000	23,771
Mapfre SA (Spain)	23,214	92,496
Markel Corp.*	316	207,182
Marsh & McLennan Cos., Inc.	8,504	440,677

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Meadowbrook Insurance Group, Inc.(a)	3,125	$22,469
Mercuries Life Insurance Co. Ltd. (Taiwan)*	22,920	13,626
Mercury General Corp.	3,142	147,800
MMI Holdings Ltd. (South Africa)	30,742	75,879
Montpelier Re Holdings Ltd. (Bermuda)	3,403	108,726
Muenchener Rueckversicherungs AG (Germany)	5,938	1,314,961
NKSJ Holdings, Inc. (Japan)	11,600	312,563
Old Republic International Corp.	7,075	117,021
PartnerRe Ltd.	3,152	344,230
People’s Insurance Co. Group of China Ltd. (China)(Class H Stock)	322,000	127,137
Platinum Underwriters Holdings Ltd.	2,052	133,072
Porto Seguro SA (Brazil)	2,700	38,566
Power Corp. of Canada (Canada)	11,100	308,434
Power Financial Corp. (Canada)	4,300	133,830
Powszechny Zaklad Ubezpieczen SA (Poland)	1,246	182,051
Primerica, Inc.	2,246	107,471
ProAssurance Corp.	2,961	131,468
Progressive Corp. (The)	9,814	248,883
QBE Insurance Group Ltd. (Australia)	31,647	324,138
Rand Merchant Insurance Holdings Ltd. (South Africa)	13,832	42,666
Reinsurance Group of America, Inc.	3,661	288,853
RenaissanceRe Holdings Ltd.	2,146	229,622
Resolution Ltd. (United Kingdom)	55,336	298,382
RSA Insurance Group PLC (United Kingdom)	23,160	188,191
Sampo OYJ (Finland)(Class A Stock)	10,017	506,384
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	910	231,611
Samsung Life Insurance Co. Ltd. (South Korea)	3,721	375,096
Sanlam Ltd. (South Africa)	33,323	193,477
Santam Ltd. (South Africa)	1,165	21,361
SCOR SE (France)	9,212	317,197
Shin Kong Financial Holding Co. Ltd. (Taiwan)	562,265	173,470
Shinkong Insurance Co. Ltd. (Taiwan)	31,000	25,585
Societa Cattolica di Assicurazioni Scrl (Italy)	4,352	97,142
Sony Financial Holdings, Inc. (Japan)	6,600	112,676
St James’s Place PLC (United Kingdom)	94,536	1,231,579
StanCorp Financial Group, Inc.	1,206	77,184
Stewart Information Services Corp.	1,044	32,374
Sul America SA (Brazil), UTS	4,400	31,006
Suncorp Group Ltd. (Australia)	37,659	480,901
Symetra Financial Corp.	4,839	110,039
Talanx AG (Germany)	2,031	71,133
Thai Reinsurance PCL (Thailand)*	70,900	7,908
Tokio Marine Holdings, Inc. (Japan)	32,300	1,063,114
Topdanmark A/S (Denmark)*	3,615	110,010
Torchmark Corp.	2,699	221,102
Tower Group International Ltd.	1,753	3,155
Travelers Cos., Inc. (The)	12,987	1,221,687
Tryg A/S (Denmark)	670	67,695
Unipol Gruppo Finanziario SpA (Italy)	12,537	70,806
UnipolSai SpA (Italy)	21,511	69,102
Validus Holdings Ltd.	6,984	267,068

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	1,591	$85,179
W.R. Berkley Corp.	6,794	314,630
Willis Group Holdings PLC	3,513	152,113
Zurich Insurance Group AG (Switzerland)*	4,833	1,455,633

		29,474,687

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.*	1,510	490,418
ASKUL Corp. (Japan)	1,600	43,246
Ctrip.com International Ltd. (China), ADR*(a)	7,018	449,433
HomeAway, inc.*(a)	915	31,860
HSN, inc.	631	37,380
Liberty Ventures (Class A Stock)*	4,130	304,794
Netflix, Inc.*(a)	305	134,383
Priceline Group, Inc. (The)*	720	866,160
Rakuten, Inc. (Japan)	11,100	143,513
Start Today Co. Ltd. (Japan)	900	23,669
TripAdvisor, Inc.*(a)	1,117	121,373

		2,646,229

Internet Software & Services — 0.4%
21Vianet Group, Inc. (China), ADR*(a)	700	20,979
AOL, Inc.*	2,601	103,494
Baidu, Inc. (China), ADR*	3,400	635,154
Bankrate, Inc.*	2,194	38,483
Blucora, Inc.*	1,983	37,419
carsales.com Ltd. (Australia)	2,334	23,309
CoStar Group, Inc.*	107	16,924
Digital River, Inc.*	2,709	41,800
eBay, Inc.*	21,328	1,067,680
Facebook, Inc. (Class A Stock)*	13,029	876,721
GMO internet, Inc. (Japan)	35,600	402,772
Google, Inc. (Class A Stock)*	4,365	2,552,085
Google, Inc. (Class C Stock)*	4,373	2,515,699
Gree, Inc. (Japan)*	4,500	39,460
IAC/InterActiveCorp.	1,878	130,014
j2 Global, Inc.	1,232	62,660
Kakaku.com, Inc. (Japan)	2,100	36,826
Liquidity Services, Inc.*	762	12,009
Mail.ru Group Ltd. (Russia), GDR*	2,202	77,605
NAVER Corp. (South Korea)	257	211,759
NetEase, Inc. (China), ADR	2,200	172,392
NIC, Inc.	1,542	24,441
Pacific Online Ltd. (China)	28,000	15,380
PChome Online, Inc. (Taiwan)	2,000	22,196
Phoenix New Media Ltd. (China), ADR*	1,700	18,207
Qihoo 360 Technology Co. Ltd. (China), ADR*	800	73,632
SINA Corp. (China)*	800	39,816
Sohu.com, Inc. (China)*	600	34,614
Telecity Group PLC (United Kingdom)	5,096	65,726
Tencent Holdings Ltd. (China)	39,000	593,309
VistaPrint NV*	1,154	46,691
WebMD Health Corp.*	922	44,533
Xoom Corp.*	476	12,547
Yahoo! Japan Corp. (Japan)	15,900	73,426
Yahoo!, Inc.*	15,718	552,173
Yandex NV (Russia)(Class A Stock)*	2,100	74,844

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
YY, Inc. (China), ADR*	300	$22,650

		10,789,429

IT Services — 0.5%
Accenture PLC (Class A Stock)	9,194	743,243
Amadeus IT Holding SA (Spain) (Class A Stock)	5,362	221,039
Amdocs Ltd.	6,052	280,389
Atea ASA (Norway)	10,033	114,378
AtoS (France)	2,287	190,486
Automatic Data Processing, Inc.	5,048	400,205
Bechtle AG (Germany)	68	5,814
Blackhawk Network Holdings, Inc. (Class B Stock)*	965	25,910
Booz Allen Hamilton Holding Corp.	3,134	66,566
Broadridge Financial Solutions, Inc.	3,346	139,327
CACI International, Inc. (Class A Stock)*(a)	1,014	71,193
Cap Gemini SA (France)	21,805	1,556,088
Cardtronics, Inc.*	1,103	37,590
CGI Group, Inc. (Canada)(Class A Stock)*	7,400	262,282
Chinasoft International Ltd. (China)*	32,000	9,118
Cielo SA (Brazil)	3,600	74,216
Computer Sciences Corp.	2,851	180,183
Computershare Ltd. (Australia)	88,267	1,038,917
Convergys Corp.	3,879	83,166
DH Corp. (Canada)	3,600	104,756
DST Systems, Inc.	843	77,699
EOH Holdings Ltd. (South Africa)	2,511	21,307
EPAM Systems, Inc.*	985	43,094
ExlService Holdings, Inc.*	81	2,385
Fidelity National Information Services, Inc.	6,585	360,463
Fiserv, Inc.*	4,890	294,965
FleetCor Technologies, Inc.*	1,006	132,591
Forrester Research, Inc.	1,005	38,069
Fujitsu Ltd. (Japan)	63,000	472,049
Gartner, Inc.*	1,511	106,556
Gemalto NV (Netherlands)	1,333	138,173
Genpact Ltd.*	3,725	65,299
Global Payments, Inc.	1,664	121,222
Heartland Payment Systems, Inc.	725	29,877
Indra Sistemas SA (Spain)	3,389	60,516
International Business Machines Corp.	24,319	4,408,305
interXion Holding NV (Netherlands)*	1,993	54,568
Iress Ltd. (Australia)	9,743	75,262
IT Holdings Corp. (Japan)	6,600	113,440
Itochu Techno-Solutions Corp. (Japan)	1,900	82,592
Jack Henry & Associates, Inc.	989	58,776
Leidos Holdings, Inc.	2,536	97,230
MasterCard, Inc. (Class A Stock)	12,335	906,252
MAXIMUS, Inc.	1,717	73,865
NEC Networks & System Integration Corp. (Japan)	2,600	63,444
NET One Systems Co. Ltd. (Japan)	6,500	45,128
NeuStar, Inc. (Class A Stock)*(a)	1,840	47,877
Nihon Unisys Ltd. (Japan)	5,100	43,893
Nomura Research Institute Ltd. (Japan)	3,300	103,968
NS Solutions Corp. (Japan)	1,000	27,309
NTT Data Corp. (Japan)	4,500	173,054
Obic Co. Ltd. (Japan)	2,400	79,152
Otsuka Corp. (Japan)	1,500	72,742

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
Paychex, Inc.(a)	2,996	$124,514
Science Applications International Corp.	1,449	63,988
SCSK Corp. (Japan)	2,800	78,910
SK C&C Co. Ltd. (South Korea)	746	122,739
SMS Management & Technology Ltd. (Australia)	9,900	33,075
Sonda SA (Chile)	14,933	35,104
Systex Corp. (Taiwan)	11,000	21,060
Tieto OYJ (Finland)	3,104	91,803
Total System Services, Inc.	3,230	101,454
Travelsky Technology Ltd. (China) (Class H Stock)	42,000	38,635
Vantiv, Inc. (Class A Stock)*	2,398	80,621
Visa, Inc. (Class A Stock)(a)	6,728	1,417,657
Western Union Co. (The)(a)	10,923	189,405
Wirecard AG (Germany)	1,572	67,797

		16,562,750

Leisure Products — 0.1%
Accell Group (Netherlands)	2,844	54,854
Advanced International Multitech Co. Ltd. (Taiwan)	16,000	15,702
Amer Sports OYJ (Finland)	4,678	95,728
Daikoku Denki Co. Ltd. (Japan)	1,000	16,614
Giant Manufacturing Co. Ltd. (Taiwan)	6,000	46,734
Goodbaby International Holdings Ltd. (China)	27,000	13,317
Hasbro, Inc.	2,410	127,851
Heiwa Corp. (Japan)	3,300	73,321
Mars Engineering Corp. (Japan)	1,800	35,532
Mattel, Inc.	9,152	356,653
Merida Industry Co. Ltd. (Taiwan)	4,000	26,525
Namco Bandai Holdings, Inc. (Japan)	8,300	194,599
Sankyo Co. Ltd. (Japan)	2,500	96,168
Sega Sammy Holdings, Inc. (Japan)	6,600	129,971
Shimano, Inc. (Japan)	1,800	199,739
Smith & Wesson Holding Corp.*(a)	1,481	21,534
Sturm Ruger & Co., Inc.	593	34,993
Tomy Co. Ltd. (Japan)	8,900	51,601
Universal Entertainment Corp. (Japan)	1,100	19,524
Yamaha Corp. (Japan)	8,000	126,485

		1,737,445

Life Sciences Tools & Services — 0.1%
Cambrex Corp.*	875	18,113
Charles River Laboratories International, Inc.*	1,323	70,807
Covance, Inc.*	965	82,585
Eurofins Scientific SE (France)	48	14,764
Gerresheimer AG (Germany)	1,341	92,397
ICON PLC (Ireland)*	22,786	1,073,449
Illumina, Inc.*	703	125,514
Lonza Group AG (Switzerland)*	1,529	166,277
PerkinElmer, Inc.	2,279	106,748
QIAGEN NV*	8,453	204,437
Techne Corp.	1,169	108,214
Thermo Fisher Scientific, Inc.	6,559	773,962
Waters Corp.*	1,354	141,412

COMMON STOCKS (continued)	Shares	Value (Note 2)
Life Sciences Tools & Services (continued)
WuXi PharmaTech Cayman, Inc. (China), ADR*	1,700	$55,862

		3,034,541

Machinery — 0.4%
Alfa Laval AB (Sweden)	5,621	144,741
Andritz AG (Austria)	1,080	62,404
Atlas Copco AB (Sweden) (Class A Stock)	9,072	261,919
Atlas Copco AB (Sweden)(Class B Stock)	3,121	83,285
Blount International, Inc.*	1,660	23,423
Bodycote PLC (United Kingdom)	70,518	829,702
Burckhardt Compression Holding AG (Switzerland)	32	17,230
C Sun Manufacturing Ltd. (Taiwan)	10,000	8,802
Chia Chang Co. Ltd. (Taiwan)	17,000	21,787
China Conch Venture Holdings Ltd. (China)	18,000	39,649
China International Marine Containers Group Co. Ltd. (China)(Class H Stock)	17,800	34,324
China Rongsheng Heavy Industries Group Holdings Ltd. (China)*	103,000	22,198
CIMC Enric Holdings Ltd. (China)	16,000	21,075
CLARCOR, Inc.	1,352	83,621
Construcciones y Auxiliar de Ferrocarriles SA (Spain)	120	57,396
CSBC Corp. Taiwan (Taiwan)	52,000	31,261
CSR Corp. Ltd. (China) (Class H Stock)	62,000	46,580
Deere & Co.	9,072	821,470
Donaldson Co., Inc.	2,459	104,065
Duerr AG (Germany)	806	71,360
Duro Felguera SA (Spain)	14,063	93,790
Ebara Corp. (Japan)	31,000	196,007
FANUC Corp. (Japan)	2,300	397,182
Fuji Machine Manufacturing Co. Ltd. (Japan)	4,200	36,703
Fujitec Co. Ltd. (Japan)	4,000	42,319
G Shank Enterprise Co. Ltd. (Taiwan)*	17,000	15,038
Glory Ltd. (Japan)	3,900	127,201
Haitian International Holdings Ltd. (China)	15,000	35,030
HMS Hydraulic Machines and Systems Group PLC (Russia), GDR	18,597	30,685
Hoshizaki Electric Co. Ltd. (Japan)	1,800	89,843
Illinois Tool Works, Inc.	6,733	589,541
Interpump Group SpA (Italy)	4,970	68,367
Iochpe-Maxion SA (Brazil)	1,300	11,473
ITT Corp.	2,661	127,994
Jinsung T.E.C. (South Korea)	46,806	334,831
King Slide Works Co. Ltd. (Taiwan)	2,000	28,586
Koenig & Bauer AG (Germany)*	2,088	34,702
Kone OYJ (Finland)(Class B Stock)	4,415	184,088
Kopex SA (Poland)	3,719	13,525
Krones AG (Germany)	800	79,254
Kurita Water Industries Ltd. (Japan)	6,400	148,229
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	5,500	81,174
MAN SE (Germany)	496	61,299
Melrose Industries PLC (United Kingdom)	276,947	1,232,381
Metka SA (Greece)	983	17,354
Mirle Automation Corp. (Taiwan)	11,000	11,767
Mitsubishi Heavy Industries Ltd. (Japan)	101,000	630,836
Nachi-Fujikoshi Corp. (Japan)	65,000	458,240
Oiles Corp. (Japan)	2,800	61,824

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Pall Corp.	2,004	$171,122
Pfeiffer Vacuum Technology AG (Germany)	509	56,072
Rational AG (Germany)	1,478	477,013
Rechi Precision Co. Ltd. (Taiwan)	12,000	12,794
Rotork PLC (United Kingdom)	1,110	50,652
Sany Heavy Equipment International Holdings Co. Ltd. (China)*	68,000	15,073
Schindler Holding AG (Switzerland)	458	69,568
Schweiter Technologies AG (Switzerland)	135	97,612
Shin Zu Shing Co. Ltd. (Taiwan)	7,000	20,759
Shinmaywa Industries Ltd. (Japan)	7,000	61,817
Sinotruk Hong Kong Ltd. (China)	75,500	37,636
Sintokogio Ltd. (Japan)	4,700	33,591
SKF AB (Sweden) (Class B Stock)	5,772	147,172
SMC Corp. (Japan)	1,400	375,146
SNC Former PCL (Thailand)	48,400	28,051
Spirax-Sarco Engineering PLC (United Kingdom)	21,417	1,001,079
Star Micronics Co. Ltd. (Japan)	3,100	44,223
Syncmold Enterprise Corp. (Taiwan)	11,000	26,777
Tadano Ltd. (Japan)	4,000	66,573
Takuma Co. Ltd. (Japan)	130,000	846,119
Tong-Tai Machine & Tool Co. Ltd. (Taiwan)	12,000	14,227
Toro Co. (The)	1,669	106,148
Vard Holdings Ltd. (Norway)*	46,000	38,945
Vossloh AG (Germany)	602	51,156
Wartsila OYJ (Finland)	2,517	124,747
WEG SA (Brazil)	2,860	36,075
Xylem, Inc.	4,610	180,159
Yangzijiang Shipbuilding Holdings Ltd. (China)	118,000	102,228
Yungtay Engineering Co. Ltd. (Taiwan)	8,000	19,017

		12,337,106

Marine
Clarkson PLC (United Kingdom)	2,253	92,346
Costamare, Inc. (Greece)(a)	2,929	68,304
Diana Shipping, Inc. (Greece)*	11,038	120,204
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)*	80,000	43,663
Grindrod Ltd. (South Africa)	11,944	29,855
Kuehne & Nagel International AG (Switzerland)	653	86,829
Navios Maritime Holdings, Inc.	10,251	103,740
Precious Shipping PCL (Thailand)	29,200	21,953
Safe Bulkers, Inc. (Greece)	5,708	55,710
Shih Wei Navigation Co. Ltd. (Taiwan)	20,000	13,529
Sincere Navigation Corp. (Taiwan)	19,000	16,707
Sinotrans Shipping Ltd. (China)*	116,000	33,225
Stolt-Nielsen Ltd. (Norway)	3,470	84,820
Trencor Ltd. (South Africa)	7,376	55,381
U-Ming Marine Transport Corp. (Taiwan)	7,000	11,817
Wilh Wilhelmsen ASA (Norway)	10,038	85,970
Wisdom Marine Lines Co. Ltd. (Taiwan)*	16,500	20,667

		944,720

Media — 0.8%
Aimia, Inc. (Canada)	30,900	540,942
ASATSU-DK, Inc. (Japan)	2,100	56,815
Avex Group Holdings, Inc. (Japan)	1,900	33,477

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Axel Springer AG (Germany)	1,549	$95,197
BEC World PCL (Thailand)	15,100	22,681
British Sky Broadcasting Group PLC (United Kingdom)	10,091	156,118
Carmike Cinemas, Inc.*	637	22,378
Charter Communications, Inc. (Class A Stock)*	340	53,849
Cheil Worldwide, Inc. (South Korea)*	190	4,283
Cinemark Holdings, Inc.	2,659	94,022
Cineplex, Inc. (Canada)	2,800	108,767
Cineworld Group PLC (United Kingdom)	12,068	67,515
CJ CGV Co. Ltd. (South Korea)	7,500	357,974
Cogeco Cable, Inc. (Canada)	1,400	77,528
Comcast Corp. (Class A Stock)	62,583	3,359,455
Corus Entertainment, Inc. (Canada) (Class B Stock)	3,800	88,924
CyberAgent, Inc. (Japan)	700	28,337
Cyfrowy Polsat SA (Poland)	5,564	40,964
Daiichikosho Co. Ltd. (Japan)	10,100	290,091
Dentsu, Inc. (Japan)	6,800	276,929
Discovery Communications, Inc. (Class A Stock)*	6,154	457,119
DISH Network Corp. (Class A Stock)*	1,545	100,549
DreamWorks Animation SKG, Inc. (Class A Stock)*	2,663	61,941
Eutelsat Communications SA (France)	4,575	158,980
Fuji Media Holdings, Inc. (Japan)	3,400	59,126
GFK SE (Germany)	15,398	802,662
Grupo Televisa SAB (Mexico), ADR	7,640	262,128
Hakuhodo DY Holdings, Inc. (Japan)	11,000	109,321
IPSOS (France)	1,656	62,144
ITE Group PLC (United Kingdom)	10,977	44,477
JCDecaux SA (France)	19,027	710,633
Kadokawa Corp (Japan)	1,400	44,420
Kinepolis Group NV (Belgium)*	403	76,539
KT Skylife Co. Ltd. (South Korea)	15,070	384,227
Lagardere SCA (France)	5,103	166,264
Liberty Global PLC (United Kingdom)
(Class A Stock)*(a)	4,452	196,867
Liberty Global PLC (United Kingdom)
(Class C Stock)	12,544	530,737
Liberty Media Corp. (Class A Stock)*	3,667	501,206
Lions Gate Entertainment Corp.	1,819	51,987
Lopez Holdings Corp. (Philippines)	249,000	30,512
Madison Square Garden Co. (The) (Class A Stock)*	1,569	97,984
Mediaset Espana Comunicacion SA (Spain)*	4,430	51,698
Megacable Holdings SAB de CV (Mexico)	13,200	55,818
Meredith Corp.	1,303	63,013
Metropole Television SA (France)	46,436	943,281
Multiplus SA (Brazil)	1,000	16,547
Naspers Ltd. (South Africa) (Class N Stock)	3,068	361,235
News Corp. (Class A Stock)*	24,442	438,489
Nippon Television Holdings, Inc. (Japan)	3,800	65,896
Omnicom Group, Inc.	4,885	347,910
Pearson PLC (United Kingdom)	28,741	567,619
Promotora de Informaciones SA (Spain) (Class A Stock)*	31,758	15,438
Publicis Groupe SA (France)	4,427	375,217

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Quebecor, Inc. (Canada) (Class B Stock)	3,400	$82,272
REA Group Ltd. (Australia)	1,520	61,241
Reed Elsevier NV (Netherlands)	9,565	219,643
Reed Elsevier PLC (United Kingdom)	18,475	296,890
Schibsted ASA (Norway)	1,172	60,963
Scholastic Corp.	1,134	38,658
Scripps Networks Interactive, Inc. (Class A Stock)	2,220	180,131
SES SA (Luxembourg)	7,154	271,348
Shaw Communications, Inc. (Canada) (Class B Stock)	8,900	228,203
Singapore Press Holdings Ltd. (Singapore)	34,000	113,695
SKY Network Television Ltd. (New Zealand)	22,160	133,271
SKY Perfect JSAT Holdings, Inc. (Japan)	14,800	86,785
Star Publications Malaysia Bhd (Malaysia)	33,100	27,432
Television Broadcasts Ltd. (Hong Kong)	12,500	81,205
Thomson Reuters Corp.	8,500	309,475
Time Warner Cable, Inc.	5,135	756,386
Time Warner, Inc.	24,599	1,728,080
Time, Inc.*	3,074	74,452
Toei Co. Ltd. (Japan)	7,000	37,929
Toho Co. Ltd. (Japan)	5,000	117,265
Tokyo Broadcasting System Holdings, Inc. (Japan)	3,100	38,024
TV Asahi Corp. (Japan)	2,200	40,246
TV Azteca SAB de CV (Mexico)	16,000	9,003
Viacom, Inc. (Class B Stock)	8,982	779,009
Walt Disney Co. (The)	33,070	2,835,422
Wiley, (John) & Sons, Inc. (Class A Stock)	2,291	138,812
Wolters Kluwer NV (Netherlands)	4,403	130,423
Woongjin Thinkbig Co. Ltd. (South Korea)*	4,400	33,178
ZON OPTIMUS SGPS SA (Portugal)	10,027	65,882

		22,963,553

Metals & Mining — 0.4%
Acerinox SA (Spain)	5,029	89,195
African Barrick Gold PLC (United Kingdom)	10,787	38,143
Agnico-Eagle Mines Ltd. (Canada)	6,238	238,869
Alamos Gold, Inc. (Canada)	26,500	267,968
AMAG Austria Metall AG (Austria), 144A(g)	1,807	59,879
AngloGold Ashanti Ltd. (South Africa), ADR*	9,899	170,362
ArcelorMittal (Luxembourg)	43,599	649,981
ArcelorMittal South Africa Ltd. (South Africa)*	9,290	27,222
Arrium Ltd. (Australia)	342,429	257,583
Asahi Holdings, Inc. (Japan)	3,800	65,461
Assore Ltd. (South Africa)	672	22,533
AuRico Gold, Inc. (Canada)	15,500	66,239
Aurubis AG (Germany)	2,140	108,975
B2Gold Corp. (Canada)*	16,400	47,799
Barrick Gold Corp. (Canada)	29,800	545,703
Boliden AB (Sweden)	34,750	504,142
Capstone Mining Corp. (Canada)*	116,100	279,628
Centerra Gold, Inc. (Canada), Private Placement, (original cost $48,887;purchased 04/29/13)(f)(g)	11,900	75,055
China Hongqiao Group Ltd. (China)	84,500	60,752
China Metal Products Co. Ltd. (Taiwan)	11,000	12,867
China Precious Metal Resources Holdings Co. Ltd. (Hong Kong)*	306,000	27,637

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
China Steel Corp. (Taiwan)	466,680	$392,538
China Zhongwang Holdings Ltd. (China)	158,800	49,768
Chung Hung Steel Corp. (Taiwan)*	54,000	14,071
Cia de Minas Buenaventura SA (Peru), ADR	6,909	81,595
Cia Minera Milpo SA (Peru)	51,560	44,218
Dominion Diamond Corp. (Canada)*	14,700	212,431
DRDGOLD Ltd. (South Africa), ADR	1,944	5,774
Eldorado Gold Corp. (Canada)	24,600	188,122
Eramet (France)*	5,321	630,103
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	57,263	102,553
Feng Hsin Iron & Steel Co. Ltd. (Taiwan)	17,000	24,806
Franco-Nevada Corp. (Canada)	3,300	189,424
G J Steel PCL (Thailand)*	5,267,700	9,738
Gerdau SA (Brazil), ADR	22,900	134,881
Gold Fields Ltd. (South Africa), ADR	39,254	146,025
Goldcorp, Inc. (Canada)	27,400	764,699
Harmony Gold Mining Co. Ltd. (South Africa), ADR*	23,214	68,946
Hunan Nonferrous Metal Corp. Ltd. (China) (Class H Stock)*	80,000	24,050
Industrias CH SAB de CV (Mexico) (Class B Stock)*	6,000	33,992
Inner Mongolia Eerduosi Resourses Co. Ltd. (China) (Class B Stock)	16,000	12,520
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Turkey) (Class D Stock)*	39,103	36,172
Kinross Gold Corp. (Canada)*	52,200	216,226
Koza Altin Isletmeleri A/S (Turkey)	1,145	13,121
Maruichi Steel Tube Ltd. (Japan)	5,900	158,461
Minsur SA (Peru)	107,266	67,077
MMC Norilsk Nickel OJSC (Russia), ADR	39,350	783,459
Mytilineos Holdings SA (Greece)*	1,426	11,901
New Gold, Inc. (Canada)*	40,100	254,418
Newmont Mining Corp.	16,360	416,198
Nickel Asia Corp. (Philippines)	55,700	42,072
Osisko Gold Royalties Ltd. (Canada)*	1,430	21,509
Pan American Silver Corp. (Canada)	6,700	102,724
Philex Mining Corp. (Philippines)	83,200	22,421
Polyus Gold International Ltd. (Russia)*	19,889	63,651
POSCO (South Korea)	3,955	1,181,855
POSCO Chemtech Co. Ltd. (South Korea)	2,259	354,941
Randgold Resources Ltd. (United Kingdom) .	2,023	170,352
Royal Bafokeng Platinum Ltd. (South Africa)*	2,725	18,192
Royal Gold, Inc.	1,902	144,780
Salzgitter AG (Germany)	19,257	812,246
Sociedad Minera Cerro Verde SAA*	294	6,794
STP & I PCL (Thailand)	18,900	11,613
TA Chen Stainless Pipe Co. Ltd. (Taiwan)*	53,000	31,440
Tiangong International Co. Ltd. (China)	92,000	15,652
Ton Yi Industrial Corp. (Taiwan)	24,000	24,407
Tung Ho Steel Enterprise Corp. (Taiwan)	32,000	27,717
Vale SA (Brazil), ADR(a)	35,700	472,311
Viohalco SA (Belgium)*	13,457	77,779
Voestalpine AG (Austria)	3,211	153,078
Yamana Gold, Inc. (Canada)	29,785	245,080
YC INOX Co. Ltd. (Taiwan)	27,000	26,215
Yieh Phui Enterprise Co. Ltd. (Taiwan)*	93,000	29,715
Yodogawa Steel Works Ltd. (Japan)	9,000	39,959

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	29,500	$16,973

		12,816,756

Multiline Retail — 0.2%
Aeon Co. M Bhd (Malaysia)	7,200	8,924
Big Lots, Inc.*	1,641	74,994
Can Do Co. Ltd. (Japan)	2,100	33,007
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	3,600	345,375
David Jones Ltd. (Australia)	190,672	708,486
Dollar General Corp.*	7,465	428,192
Dollar Tree, Inc.*	5,143	280,088
Dollarama, Inc. (Canada)	1,400	115,262
Don Quijote Holdings Co. Ltd. (Japan)	1,500	83,687
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)	6,100	71,756
Family Dollar Stores, Inc.	2,017	133,404
Golden Eagle Retail Group Ltd. (China)	19,000	23,063
H2O Retailing Corp. (Japan)	9,000	69,777
Harvey Norman Holdings Ltd. (Australia)	16,067	46,965
Hyundai Department Store Co. Ltd. (South Korea)	595	81,735
Isetan Mitsukoshi Holdings Ltd. (Japan)	15,000	195,448
Izumi Co. Ltd. (Japan)	2,500	79,221
J Front Retailing Co. Ltd. (Japan)	69,000	484,450
Kohl’s Corp.	7,290	384,037
Lojas Renner SA (Brazil)	1,600	51,284
Lotte Shopping Co. Ltd. (South Korea)	591	180,179
Marks & Spencer Group PLC (United Kingdom)	38,044	276,742
Marui Group Co. Ltd. (Japan)	11,000	105,685
Matahari Putra Prima Tbk PT (Indonesia)	87,200	22,991
Next PLC (United Kingdom)	1,385	153,323
Parkson Retail Group Ltd. (China)	92,000	26,354
Robinson Department Store PCL (Thailand)	10,900	19,143
Ryohin Keikaku Co. Ltd. (Japan)	900	102,193
SACI Falabella (Chile)	17,694	160,298
Shinsegae Co. Ltd. (South Korea)	511	110,284
Springland International Holdings Ltd. (China)	30,000	11,883
Stockmann OYJ Abp (Finland) (Class B Stock)	4,409	67,555
Takashimaya Co. Ltd. (Japan)	17,000	165,113
Target Corp.(a)	18,374	1,064,773

		6,165,671

Multi-Utilities — 0.4%
A2A SpA (Italy)	51,778	59,628
AGL Energy Ltd. (Australia)	18,871	275,649
Alliant Energy Corp.(a)	2,011	122,389
Ameren Corp.	6,209	253,824
Atco Ltd. (Canada) (Class I Stock)	1,800	87,246
Avista Corp.	4,206	140,985
Black Hills Corp.	1,279	78,518
Canadian Utilities Ltd. (Canada) (Class A Stock)	2,100	78,722
CenterPoint Energy, Inc.	6,219	158,833
Centrica PLC (United Kingdom)	90,072	481,309
CMS Energy Corp.	3,009	93,730

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multi-Utilities (continued)
Consolidated Edison, Inc.(a)	9,306	$537,328
Dominion Resources, Inc.	6,603	472,247
DTE Energy Co.	4,049	315,296
E.ON SE (Germany)	98,490	2,030,427
GDF Suez (France)	57,623	1,587,604
Hera SpA (Italy)	34,621	98,606
Integrys Energy Group, Inc.	3,039	216,164
Iren SpA (Italy)	70,094	108,163
National Grid PLC (United Kingdom)	53,104	764,524
NiSource, Inc.	6,679	262,752
NorthWestern Corp.	1,674	87,366
PG&E Corp.	13,866	665,845
Public Service Enterprise Group, Inc.	13,030	531,494
RWE AG (Germany)	12,152	521,177
SCANA Corp.	6,057	325,927
Sempra Energy	3,972	415,908
Suez Environnement Co. (France)	10,515	201,154
Vectren Corp.	2,294	97,495
Wisconsin Energy Corp.(a)	3,594	168,630
YTL Corp. Bhd (Malaysia)	195,300	98,600
YTL Power International Bhd (Malaysia)*	125,265	57,346

		11,394,886

Oil, Gas & Consumable Fuels — 2.3%
AltaGas Ltd. (Canada)	9,500	436,961
Bangchak Petroleum PCL (Thailand)	42,700	38,812
Bashneft OAO (Russia)*	851	60,115
Bellatrix Exploration Ltd. (Canada)*	57,300	497,257
BG Group PLC (United Kingdom)	79,488	1,677,298
Bonavista Energy Corp. (Canada)	16,300	250,064
Bonterra Energy Corp. (Canada)	100	6,069
BP PLC (United Kingdom), ADR	100,256	5,288,504
Cabot Oil & Gas Corp.	5,372	183,400
Cairn Energy PLC (United Kingdom)*	178,597	611,089
Caltex Australia Ltd. (Australia)	21,568	438,850
Chevron Corp.	57,196	7,466,938
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,451,200	1,379,718
China Suntien Green Energy Corp. Ltd. (China) (Class H Stock)	83,000	26,948
ConocoPhillips*	33,435	2,866,383
Cosan Ltd. (Brazil), BDR	4,100	55,539
Cosan SA Industria e Comercio (Brazil)	2,100	37,894
Crescent Point Energy Corp. (Canada)	7,300	323,525
Det Norske Oljeselskap ASA (Norway)*	3,388	37,007
Devon Energy Corp.	10,841	860,775
DNO International ASA (Norway)*	17,581	67,492
Ecopetrol SA (Colombia), ADR(a)	6,071	218,860
Enbridge, Inc. (Canada)	9,700	460,251
Encana Corp. (Canada)	13,900	329,312
Eni SpA (Italy)	81,787	2,236,848
EQT Corp.	1,775	189,748
ERG SpA (Italy)	5,497	84,830
Exxon Mobil Corp.	98,577	9,924,732
Formosa Petrochemical Corp. (Taiwan)	28,000	72,913
Gazprom Neft OAO (Russia), ADR	6,535	145,861
Gazprom OAO (Russia), ADR*	450,190	3,923,406
Genel Energy PLC (United Kingdom)*	8,863	153,783
Gibson Energy, Inc. (Canada)	4,900	156,315
Golar LNG Ltd. (Norway)	1,451	87,205

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Gran Tierra Energy, Inc. (Canada)*	63,700	$517,576
Harum Energy Tbk PT (Indonesia)	46,400	9,113
Hellenic Petroleum SA (Greece)	2,944	23,288
Husky Energy, Inc. (Canada)	5,800	187,309
Idemitsu Kosan Co. Ltd. (Japan)	9,600	208,461
Imperial Oil Ltd. (Canada)	5,100	268,753
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	54,300	69,504
Keyera Corp. (Canada)	1,400	103,139
Kinder Morgan, Inc.	11,304	409,883
Koninklijke Vopak NV (Netherlands)	1,388	67,770
Kunlun Energy Co. Ltd. (China)	112,000	184,639
Legacy Oil + Gas, Inc. (Canada)*	20,501	181,753
Lubelski Wegiel Bogdanka SA (Poland)	1,783	70,001
Lukoil OAO (Russia), ADR	42,279	2,529,130
Lundin Petroleum AB (Sweden)*	3,057	61,791
Matador Resources Co.*	1,299	38,035
Medco Energi Internasional Tbk PT (Indonesia)	92,700	27,734
MOL Hungarian Oil & Gas PLC (Hungary)	2,057	109,985
Motor Oil Hellas Corinth Refineries SA (Greece)	3,019	31,997
Neste Oil OYJ (Finland)	4,922	96,041
Newocean Energy Holdings Ltd. (Hong Kong)	52,000	38,899
NovaTek OAO (Russia), GDR	1,868	233,173
OMV AG (Austria)	6,343	286,545
ONEOK, Inc.	1,951	132,824
Origin Energy Ltd. (Australia)	32,262	444,686
Parkland Fuel Corp. (Canada)	3,300	63,585
Pembina Pipeline Corp. (Canada)	4,600	197,916
PetroChina Co. Ltd. (China) (Class H Stock)	1,046,000	1,315,844
Petron Corp. (Philippines)	76,500	22,337
Petronas Dagangan Bhd (Malaysia)	4,200	31,469
Peyto Exploration & Development Corp. (Canada)	1,600	60,443
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	70,121	121,140
PTT Exploration & Production PCL (Thailand)	62,500	322,562
PTT PCL (Thailand)	40,400	395,847
Range Resources Corp.	1,688	146,772
Refineria La Pampilla SA Relapasa (Peru)*	65,478	7,487
Repsol SA (Spain)	25,233	665,311
Rosneft OAO (Russia), GDR*	67,795	494,577
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (AEX)	143,031	5,905,763
Royal Dutch Shell PLC (Netherlands)
(Class A Stock), (XLON)	1,428	59,009
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	92,322	4,012,303
SemGroup Corp. (Class A Stock)	766	60,399
Semirara Mining Corp. (Philippines)	3,760	31,590
Ship Finance International Ltd. (Norway)	3,114	57,889
Showa Shell Sekiyu KK (Japan)	10,500	119,354
Siamgas & Petrochemicals PCL (Thailand)	28,000	14,753
Sinopec Kantons Holdings Ltd. (China)	28,000	22,731
SK Gas Ltd. (South Korea)	1,420	136,876
Southwestern Energy Co.*	5,341	242,962
Spectra Energy Corp.	9,443	401,139

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Statoil ASA (Norway)	31,591	$971,071
Stealthgas, Inc.*	2,178	24,176
Sugih Energy Tbk PT (Indonesia)*	605,000	22,196
Surgutneftegas OAO (Russia), ADR*	77,450	598,689
Targa Resources Corp.	843	117,658
TonenGeneral Sekiyu KK (Japan)	9,000	85,479
Total SA (France)	73,049	5,285,074
TransCanada Corp. (Canada)	14,300	682,535
Tsakos Energy Navigation Ltd.	7,531	50,382
Turcas Petrol A/S (Turkey)	12,915	15,057
Ultrapar Participacoes SA (Brazil)	3,700	87,447
United Energy Group Ltd. (Hong Kong)*	88,000	13,057
Vermilion Energy, Inc. (Canada)	1,600	111,335
Washington H Soul Pattinson & Co. Ltd. (Australia)	2,004	27,888
Woodside Petroleum Ltd. (Australia)	13,543	525,082
World Fuel Services Corp.	2,050	100,922

		70,554,837

Paper & Forest Products — 0.1%
Canfor Corp. (Canada)*	2,900	63,487
Chung Hwa Pulp Corp. (Taiwan)*	92,000	29,569
Clearwater Paper Corp.*	711	43,883
Duratex SA (Brazil)	5,390	21,809
Fibria Celulose SA (Brazil), ADR*	4,400	42,768
Hokuetsu Kishu Paper Co. Ltd. (Japan)	15,000	67,068
Holmen AB (Sweden) (Class B Stock)	4,100	146,731
Indah Kiat Pulp & Paper Corp. Tbk PT (Indonesia)*	226,700	25,653
Jaya Tiasa Holdings Bhd (Malaysia)	26,600	21,910
KapStone Paper and Packaging Corp.*(a)	2,066	68,447
Long Chen Paper Co. Ltd. (Taiwan)	35,000	18,247
Masisa SA (Chile)	152,472	6,339
Mondi Ltd. (South Africa)	5,364	97,934
Mondi PLC (United Kingdom)	20,603	374,044
Nippon Paper Industries Co. Ltd. (Japan)	9,400	176,786
Oji Holdings Corp. (Japan)	48,000	197,521
Resolute Forest Products, Inc.*(a)	7,562	126,890
Sappi Ltd. (South Africa)*	16,525	59,675
Schweitzer-Mauduit International, Inc.	1,196	52,217
Ta Ann Holdings Bhd (Malaysia)	6,400	8,683
West Fraser Timber Co. Ltd. (Canada)	10,300	499,145
YFY, Inc. (Taiwan)	91,000	43,123

		2,191,929

Personal Products — 0.1%
Amorepacific Corp. (South Korea)	89	134,054
AMOREPACIFIC Group (South Korea)	166	122,556
Avon Products, Inc.	5,146	75,183
Beiersdorf AG (Germany)	1,039	100,414
Dr. Ci:Labo Co. Ltd. (Japan)	1,300	49,081
Elizabeth Arden, Inc.*	618	13,238
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,219	239,043
Fancl Corp. (Japan)	6,500	78,136
Hengan International Group Co. Ltd. (China)	13,000	136,898
Hypermarcas SA (Brazil)*	7,200	62,305
Kao Corp. (Japan)	8,600	338,700
Kobayashi Pharmaceutical Co. Ltd. (Japan)	1,200	76,177

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Personal Products (continued)
Kose Corp. (Japan)	2,400	$91,727
L’Oreal SA (France)	4,412	759,654
Microbio Co. Ltd. (Taiwan)*	21,886	24,068
Natura Cosmeticos SA (Brazil)	1,800	30,550
Nu Skin Enterprises, Inc. (Class A Stock)	1,199	88,678
Oriflame Cosmetics SA (Sweden), SDR	2,016	46,979
Pola Orbis Holdings, Inc. (Japan)	1,600	64,617
Real Nutriceutical Group Ltd. (Hong Kong)	102,000	23,019
Shiseido Co. Ltd. (Japan)	7,400	134,969

		2,690,046

Pharmaceuticals — 1.6%
AbbVie, Inc.	17,609	993,852
Actavis PLC*(a)	2,276	507,662
Adcock Ingram Holdings Ltd. (South Africa)	3,383	16,904
Akorn, Inc.*(a)	895	29,759
Allergan, Inc.	3,877	656,066
Almirall SA (Spain)*	39,786	645,276
Aspen Pharmacare Holdings Ltd. (South Africa)	2,527	71,054
Astellas Pharma, Inc. (Japan)	47,600	625,967
AstraZeneca PLC (United Kingdom)	27,335	2,033,650
Bayer AG (Germany)	12,578	1,774,419
Bristol-Myers Squibb Co.	15,667	760,006
BTG PLC (United Kingdom)*	77,334	837,024
Celltrion, Inc. (South Korea)*	1,505	69,190
China Chemical & Pharmaceutical Co. Ltd. (Taiwan)	15,000	11,731
China Medical System Holdings Ltd. (China)	31,000	37,958
China Shineway Pharmaceutical Group Ltd. (China)	16,000	28,115
Chugai Pharmaceutical Co. Ltd. (Japan)	4,100	115,606
CSPC Pharmaceutical Group Ltd. (China)	30,000	23,985
Daiichi Sankyo Co. Ltd. (Japan)	21,900	409,349
Dainippon Sumitomo Pharma Co. Ltd. (Japan)	4,600	52,939
Daito Pharmaceutical Co. Ltd. (Japan)	3,800	67,923
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S (Turkey)	13,858	14,264
Eisai Co. Ltd. (Japan)	5,600	235,006
Eli Lilly & Co.	13,743	854,402
Endo International PLC (United Kingdom)*	1,465	102,579
Forest Laboratories, Inc.*	3,153	312,147
Galenica AG (Switzerland)	131	127,846
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)*	16,500	44,705
GlaxoSmithKline PLC (United Kingdom), ADR(a)	29,194	1,561,295
H. Lundbeck A/S (Denmark)	2,935	72,232
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,500	67,076
Hospira, Inc.*(a)	4,269	219,299
Hua Han Bio-Pharmaceutical Holdings Ltd. (Hong Kong) (Class H Stock)	104,800	21,247
Impax Laboratories, Inc.*	1,620	48,584
Johnson & Johnson	53,098	5,555,113
Kalbe Farma Tbk PT (Indonesia)	239,100	33,471
Kissei Pharmaceutical Co. Ltd. (Japan)	4,000	95,801
KYORIN Holdings, Inc. (Japan)	4,200	86,423
Kyowa Hakko Kirin Co. Ltd. (Japan)	12,000	162,581

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Lijun International Pharmaceutical Holding Co. Ltd. (Hong Kong)	28,000	$10,783
Mallinckrodt PLC*(a)	960	76,819
Meda AB (Sweden) (Class A Stock)	6,485	112,583
Medicines Co. (The)*	2,294	66,664
Merck & Co., Inc.	55,656	3,219,700
Merck KGaA (Germany)	3,124	270,903
Mitsubishi Tanabe Pharma Corp. (Japan)	13,800	206,573
Mylan, Inc.*	6,808	351,020
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	2,500	37,381
Nippon Shinyaku Co. Ltd. (Japan)	4,000	116,642
Novartis AG (Switzerland)	66,626	6,033,543
Novo Nordisk A/S (Denmark) (Class B Stock)	27,383	1,263,807
Ono Pharmaceutical Co. Ltd. (Japan)	2,200	193,290
Orion OYJ (Finland) (Class B Stock)	2,268	84,535
Otsuka Holdings Co. Ltd. (Japan)	24,000	744,243
Perrigo Co. PLC(a)	1,496	218,057
Pfizer, Inc.	149,723	4,443,779
Pharmstandard OJSC (Russia), GDR*	4,627	42,564
Prestige Brands Holdings, Inc.*	1,287	43,616
Questcor Pharmaceuticals, Inc.	1,342	124,122
Recordati SpA (Italy)	6,390	107,389
Richter Gedeon Nyrt (Hungary)	4,861	93,235
Roche Holding AG (Switzerland)	10,428	3,107,094
Rohto Pharmaceutical Co. Ltd. (Japan)	5,000	77,774
Salix Pharmaceuticals Ltd.*(a)	1,022	126,064
Sanofi (France)	35,317	3,753,829
Santen Pharmaceutical Co. Ltd. (Japan)	2,600	146,471
Sawai Pharmaceutical Co. Ltd. (Japan)	1,100	64,840
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China)(Class H Stock)	121,500	453,041
Shionogi & Co. Ltd. (Japan)	10,600	221,398
Shire PLC (Ireland), (original cost $420,663;purchased 04/30/13-01/08/14)(f)(g)	11,873	931,350
Sihuan Pharmaceutical Holdings Group Ltd. (China)	120,000	73,391
Sino Biopharmaceutical Ltd. (Hong Kong)	52,000	42,167
Stada Arzneimittel AG (Germany)	1,991	94,574
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	2,500	182,363
Takeda Pharmaceutical Co. Ltd. (Japan)	17,600	816,864
Teva Pharmaceutical Industries Ltd. (Israel), ADR	30,400	1,593,568
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	10,000	14,608
Towa Pharmaceutical Co. Ltd. (Japan)	900	36,675
Tsumura & Co. (Japan)	3,600	84,946
UCB SA (Belgium)	2,827	239,170
United Laboratories International Holdings Ltd. (The) (Hong Kong)*	46,000	31,424
Valeant Pharmaceuticals International, Inc.*	3,800	480,551
YungShin Global Holding Corp. (Taiwan)	8,000	18,002
Zoetis, Inc.	6,872	221,759

		50,055,677

Professional Services — 0.2%
Adcorp Holdings Ltd. (South Africa)	6,622	21,420
Bureau Veritas SA (France)	3,567	99,068
Capita PLC (United Kingdom)	13,623	266,891

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Professional Services (continued)
DKSH Holding AG (Switzerland)	21	$1,596
en-japan, Inc. (Japan)	67,200	1,434,674
Equifax, Inc.	2,900	210,366
Experian PLC (United Kingdom)	13,741	232,155
FTI Consulting, Inc.*(a)	2,431	91,940
Hays PLC (United Kingdom)	403,150	1,007,676
Huron Consulting Group, Inc.*	369	26,133
IHS, Inc. (Class A Stock)*	1,088	147,609
Intertek Group PLC (United Kingdom)	3,657	171,942
McMillan Shakespeare Ltd. (Australia)	2,868	24,803
Meitec Corp. (Japan)	1,000	31,218
Nielsen NV	5,494	265,965
RPX Corp.*	1,503	26,678
Seek Ltd. (Australia)	38,340	573,341
SGS SA (Switzerland)	80	191,434
Stantec, Inc. (Canada)	1,900	117,663
Teleperformance (France)	3,239	198,427
Temp Holdings Co. Ltd. (Japan)	2,000	65,727
Towers Watson & Co. (Class A Stock)	1,950	203,249
Verisk Analytics, Inc. (Class A Stock)*	2,417	145,068
WageWorks, Inc.*(a)	536	25,841
Weathernews, Inc. (Japan)	1,400	41,134

		5,622,018

Real Estate Investment Trusts (REITs) — 1.3%
Acadia Realty Trust	1,331	37,388
Activia Properties, Inc. (Japan)	4	35,196
Advance Residence Investment Corp. (Japan)	43	108,718
AG Mortgage Investment Trust, Inc.	2,071	39,204
Alexandria Real Estate Equities, Inc.	2,843	220,731
Allied Properties Real Estate Investment Trust (Canada)	2,700	89,448
American Assets Trust, Inc.	1,073	37,072
American Campus Communities, Inc.	5,875	224,660
American Capital Agency Corp.	19,205	449,589
American Capital Mortgage Investment Corp.	3,391	67,888
American Tower Corp.	3,082	277,318
Annaly Capital Management, Inc.	47,512	543,062
Apartment Investment & Management Co. (Class A Stock)	2,424	78,222
Artis Real Estate Investment Trust (Canada)	6,700	98,894
Ascendas Real Estate Investment Trust (Singapore)	113,000	208,814
Ashford Hospitality Prime, Inc.	306	5,251
Ashford Hospitality Trust, Inc.	1,072	12,371
Associated Estates Realty Corp.	2,834	51,069
Australand Property Group (Australia)	15,771	66,011
AvalonBay Communities, Inc.	4,342	617,389
Axis Real Estate Investment Trust (Malaysia)	9,400	9,690
Befimmo SA (Belgium)	1,750	133,401
Beni Stabili SpA (Italy)	86,309	79,031
Big Yellow Group PLC (United Kingdom)	145,564	1,235,420
BioMed Realty Trust, Inc.	5,898	128,753
Boardwalk Real Estate Investment Trust (Canada)	1,800	110,087
Boston Properties, Inc.	4,056	479,338
Brandywine Realty Trust	2,739	42,728

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
British Land Co. PLC (United Kingdom)	48,444	$582,082
BWP Trust (Australia)	7,709	18,022
Calloway Real Estate Investment Trust (Canada)	7,100	176,726
Cambridge Industrial Trust (Singapore)	31,000	19,275
Camden Property Trust	3,771	268,307
Canadian Apartment Properties Real Estate Investment Trust (Canada)	6,500	139,253
Canadian Real Estate Investment Trust (Canada)	9,100	392,211
CapitaCommercial Trust (Singapore)	426,000	581,840
Capital Property (Reit) (South Africa)*	83,748	84,260
CapitaMall Trust (Singapore)	129,000	204,473
CapitaMalls Malaysia Trust (Malaysia)	35,300	16,270
Capstead Mortgage Corp.(a)	6,154	80,925
Cathay No. 1 REIT (Taiwan)	106,000	63,618
CBL & Associates Properties, Inc.	2,780	52,820
CFS Retail Property Trust Group (Australia)	118,298	227,491
Champion REIT (Hong Kong)	337,000	156,553
Charter Hall Group (Australia)	7,930	31,871
Charter Hall Retail REIT (Australia)	19,878	72,707
Chartwell Retirement Residences (Canada)	1,500	15,238
Chimera Investment Corp.	12,345	39,381
Cofinimmo (Belgium)	1,234	153,781
Colony Financial, Inc.	3,866	89,769
Columbia Property Trust, Inc.	1,975	51,370
Cominar Real Estate Investment Trust (Canada)	7,000	123,659
CommonWealth REIT	5,553	146,155
Corio NV (Netherlands)	31,031	1,583,803
Corporate Office Properties Trust	3,934	109,405
Corrections Corp. of America	2,034	66,817
Cousins Properties, Inc.	2,985	37,163
Crown Castle International Corp.	3,676	272,980
Cubesmart	2,226	40,780
CYS Investments, Inc.	6,661	60,082
Daiwa House Residential Investment Corp. (Japan)	9	42,218
Daiwa Office Investment Corp. (Japan)	15	71,409
DCT Industrial Trust, Inc.	5,210	42,774
DDR Corp.	4,756	83,848
Derwent London PLC (United Kingdom)	3,757	172,077
Dexus Property Group (Australia)	259,849	271,964
DiamondRock Hospitality Co.	3,450	44,229
Digital Realty Trust, Inc.	4,206	245,294
Douglas Emmett, Inc.	2,192	61,858
Dream Office Real Estate Investment Trust (Canada)	5,400	148,227
Duke Realty Corp.	5,388	97,846
DuPont Fabros Technology, Inc.(a)	2,268	61,145
EastGroup Properties, Inc.	531	34,106
Education Realty Trust, Inc.	2,056	22,081
Emira Property Fund (South Africa)	12,445	17,202
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	45,657	57,460
EPR Properties(a)	1,088	60,787
Equity LifeStyle Properties, Inc.	3,322	146,700
Equity One, Inc.	1,013	23,897
Equity Residential(a)	10,876	685,188
Essex Property Trust, Inc.	1,487	274,961

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Eurocommercial Properties NV (Netherlands)	4,023	$198,612
Extra Space Storage, Inc.	3,089	164,489
Federal Realty Investment Trust	1,722	208,224
FelCor Lodging Trust, Inc.	2,030	21,335
Fibra Uno Administracion SA de CV (Mexico)	34,100	119,567
First Industrial Realty Trust, Inc.	1,624	30,596
First Potomac Realty Trust	1,337	17,541
Fonciere des Regions (France)	2,638	286,151
Fortune Real Estate Investment Trust (Hong Kong)	146,000	128,148
Fountainhead Property Trust (South Africa), UTS	85,565	62,112
Franklin Street Properties Corp.	1,523	19,159
Frasers Commercial Trust (Singapore)	12,000	13,052
Frontier Real Estate Investment Corp. (Japan)	20	108,797
Fukuoka REIT Co. (Japan)	10	17,579
Gecina SA (France)	1,474	214,768
General Growth Properties, Inc.	8,923	210,226
Geo Group, Inc. (The)	2,338	83,537
Glimcher Realty Trust	2,436	26,382
Global One Real Estate Investment Corp. (Japan)	24	70,729
Goodman Group (Australia)	25,254	120,234
Goodman Property Trust (New Zealand)	32,882	30,373
Government Properties Income Trust(a)	2,667	67,715
GPT Group (Australia)	93,481	338,549
Great Portland Estates PLC (United Kingdom)	18,184	200,313
Growthpoint Properties Ltd. (South Africa)	53,121	123,404
H&R Real Estate Investment Trust (Canada), UTS	10,200	221,388
Hammerson PLC (United Kingdom)	11,351	112,633
Hankyu Reit, Inc. (Japan)	10	54,706
Hatteras Financial Corp.	8,600	170,366
HCP, Inc.	19,822	820,234
Health Care REIT, Inc.	11,940	748,280
Healthcare Realty Trust, Inc.	4,926	125,219
Heiwa Real Estate REIT, Inc. (Japan)	52	44,718
Hersha Hospitality Trust	3,363	22,566
Highwoods Properties, Inc.(a)	1,468	61,583
Home Properties, Inc.	2,320	148,387
Hospitality Properties Trust	2,429	73,842
Host Hotels & Resorts, Inc.(a)	12,446	273,936
Hyprop Investments Ltd. (South Africa), UTS	4,660	35,019
ICADE (France)	1,315	140,959
Ichigo Real Estate Investment Corp. (Japan)	51	34,035
IGB Real Estate Investment Trust (Malaysia)	96,400	36,627
Industrial & Infrastructure Fund Investment Corp. (Japan)	5	44,773
Inland Real Estate Corp.	2,122	22,557
Intu Properties PLC (United Kingdom)	12,950	69,076
Invesco Mortgage Capital, Inc.	9,346	162,247
Investa Office Fund (Australia)	36,569	117,284

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)	7,559	$4,642
Japan Excellent, Inc. (Japan)	70	93,038
Japan Hotel REIT Investment Corp. (Japan)	105	55,287
Japan Logistics Fund, Inc. (Japan)	45	106,780
Japan Prime Realty Investment Corp. (Japan)	43	154,337
Japan Real Estate Investment Corp. (Japan)	56	326,185
Japan Rental Housing Investments, Inc. (Japan)	49	33,002
Japan Retail Fund Investment Corp. (Japan)	116	260,967
Kenedix Office Investment Corp. (Japan)	21	114,319
Kenedix Residential Investment Corp. (Japan)	64	148,675
Kilroy Realty Corp.	2,823	175,816
Kimco Realty Corp.	6,772	155,621
Kite Realty Group Trust	2,127	13,060
Kiwi Income Property Trust (New Zealand)	25,817	26,334
KLCC Property Holdings Bhd (Malaysia)	32,100	65,280
Klepierre (France)	27,134	1,382,573
Land Securities Group PLC (United Kingdom)	39,472	699,420
LaSalle Hotel Properties(a)	1,695	59,817
Liberty Property Trust	4,758	180,471
Link REIT (The) (Hong Kong)	130,500	702,582
Londonmetric Property PLC (United Kingdom)	510,825	1,181,073
LTC Properties, Inc.	629	24,556
Macerich Co. (The)	2,315	154,526
Mack-Cali Realty Corp.(a)	6,198	133,133
Mapletree Logistics Trust (Singapore)	27,000	25,241
Mercialys SA (France)	1,052	24,517
Mexico Real Estate Management SA de CV (Mexico), 144A*(g)	26,100	54,097
MFA Financial, Inc.	6,874	56,436
MID REIT, Inc. (Japan)	28	64,828
Mid-America Apartment Communities, Inc.	3,097	226,236
Mirvac Group (Australia)	111,015	186,818
Mori Hills REIT Investment Corp. (Japan)	55	79,724
Mori Trust Sogo REIT, Inc. (Japan)	50	84,368
National Retail Properties, Inc.(a)	3,304	122,876
Nippon Accommodations Fund, Inc. (Japan)	14	53,101
Nippon Building Fund, Inc. (Japan)	63	368,354
Nomura Real Estate Office Fund, Inc. (Japan)	39	184,230
Nomura Real Estate Residential Fund, Inc. (Japan)	8	43,132
Orix JREIT, Inc. (Japan)	98	137,461
Parkway Properties, Inc.	1,086	22,426
Pavilion Real Estate Investment Trust (Malaysia)	30,200	12,697
Pebblebrook Hotel Trust	1,108	40,952
Pennsylvania Real Estate Investment Trust	1,045	19,667
PennyMac Mortgage Investment Trust	4,150	91,051
Piedmont Office Realty Trust, Inc. (Class A Stock)(a)	8,788	166,445
Plum Creek Timber Co., Inc.	3,514	158,481
Post Properties, Inc.	2,695	144,075

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Potlatch Corp.	644	$26,662
Premier Investment Corp. (Japan)	17	67,649
ProLogis, Inc.	8,279	340,184
PS Business Parks, Inc.	389	32,478
Public Storage	3,649	625,256
Ramco-Gershenson Properties Trust	1,114	18,515
Rayonier, Inc.	3,226	114,684
Realty Income Corp.(a)	3,580	159,024
Redefine Properties Ltd. (South Africa), UTS	80,350	72,474
Redwood Trust, Inc.(a)	3,483	67,814
Regency Centers Corp.	1,566	87,195
REIT 1 Ltd. (Israel)	39,729	106,413
Resilient Property Income Fund Ltd. (South Africa)	7,564	42,710
Retail Properties of America, Inc. (Class A Stock)	8,732	134,298
RioCan Real Estate Investment Trust (Canada)	8,800	225,227
RLJ Lodging Trust	4,263	123,158
SA Corporate Real Estate Fund Nominees Pty Ltd. (South Africa), UTS	57,635	22,219
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	86,000	72,075
Scentre Group (Australia)*	265,842	802,163
Segro PLC (United Kingdom)	12,856	75,893
Sekisui House SI Investment Co. (Japan)	35	35,252
Select Income REIT	4,500	133,380
Senior Housing Properties Trust	11,045	268,283
Shaftesbury PLC (United Kingdom)	4,552	51,062
Shin Kong No.1 REIT (Taiwan)	19,000	8,387
Simon Property Group, Inc.	7,163	1,191,064
SL Green Realty Corp.	1,575	172,321
Sovran Self Storage, Inc.	1,452	112,167
Starhill Global REIT (Singapore)	41,000	27,151
Starwood Property Trust, Inc.	6,996	166,295
Starwood Waypoint Residential Trust*	1,081	28,333
Stockland (Australia)	64,992	237,706
Strategic Hotels & Resorts, Inc.*	3,909	45,774
Sun Communities, Inc.	582	29,007
Sunstone Hotel Investors, Inc.	2,966	44,282
Suntec Real Estate Investment Trust (Singapore)	162,000	235,405
Sunway Real Estate Investment Trust (Malaysia)	105,100	47,133
Tanger Factory Outlet Centers, Inc.	3,041	106,344
Taubman Centers, Inc.	1,041	78,918
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (Thailand)	137,600	55,143
Tokyu REIT, Inc. (Japan)	65	90,702
Top REIT, Inc. (Japan)	16	71,567
Torunlar Gayrimenkul Yatirim Ortakligi A/S (Turkey)	14,730	23,851
Two Harbors Investment Corp.	10,192	106,812
UDR, Inc.	7,640	218,733
Unibail-Rodamco SE (France)	3,765	1,095,654
United Urban Investment Corp. (Japan)	118	190,504
Vastned Retail NV (Netherlands)	2,747	139,935
Ventas, Inc.	11,472	735,355
Vornado Realty Trust	4,487	478,898

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Warehouses De Pauw SCA (Belgium)	1,848	$138,467
Washington Prime Group, Inc.*	3,594	67,352
Washington Real Estate Investment Trust	3,576	92,904
Weingarten Realty Investors(a)	1,818	59,703
Wereldhave NV (Netherlands)	1,875	174,442
Westfield Corp. (Australia)	85,380	575,641
Workspace Group PLC (United Kingdom)	8,849	86,321
WP Carey, Inc	1,223	78,761
Yuexiu Real Estate Investment Trust (Hong Kong)	358,000	173,225

		40,040,160

Real Estate Management & Development — 0.5%
Advancetek Enterprise Co. Ltd. (Taiwan)	15,000	17,502
AEON Mall Co. Ltd. (Japan)	3,580	94,394
Alexander & Baldwin, Inc	1,256	52,061
Aliansce Shopping Centers SA (Brazil)	2,600	20,769
Allreal Holding AG (Switzerland)*	905	128,582
Argosy Property Ltd. (New Zealand)	14,102	12,038
Atrium European Real Estate Ltd. (United Kingdom)*	21,343	127,538
Aveo Group (Australia)	219,199	425,638
Ayala Land, Inc. (Philippines)	98,900	69,145
Azrieli Group (Israel)	3,819	125,697
Belle Corp. (Philippines)	159,900	18,816
BR Malls Participacoes SA (Brazil)	21,200	180,385
BR Properties SA (Brazil)	9,100	54,818
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	21,700	956,016
BUWOG AG (Austria)*	3,404	65,768
CA Immobilien Anlagen AG (Austria)*	7,003	132,815
Capital & Counties Properties PLC (United Kingdom)	27,280	151,992
CapitaLand Ltd. (Singapore)	41,000	105,290
Carnival Group International Holdings Ltd. (Hong Kong)*	240,000	30,017
Castellum AB (Sweden)	10,874	192,743
Central China Real Estate Ltd. (China)	21,000	5,365
Central Pattana PCL (Thailand)	49,400	74,583
Cheung Kong Holdings Ltd. (Hong Kong)	73,000	1,295,141
China Aoyuan Property Group Ltd. (China)	146,000	20,920
China Merchants Property Development Co. Ltd. (China) (Class B Stock)	19,200	26,569
China Overseas Grand Oceans Group Ltd. (China)	91,000	56,356
China SCE Property Holdings Ltd. (China)	190,000	40,450
China South City Holdings Ltd. (China)	164,000	86,119
China Vanke Co. Ltd. (China)*	102,227	181,493
Chong Hong Construction Co. (Taiwan)	8,000	21,203
CIFI Holdings Group Co. Ltd. (China)	184,000	33,948
Ciputra Property Tbk PT (Indonesia)	273,800	16,074
Conwert Immobilien Invest SE (Austria)*	6,767	80,346
Corp. Inmobiliaria Vesta SAB de CV (Mexico)	18,600	39,082
Daibiru Corp. (Japan)	26,400	270,127
Daito Trust Construction Co. Ltd. (Japan)	1,800	211,660
Daiwa House Industry Co. Ltd. (Japan)	19,000	393,882
Deutsche Euroshop AG (Germany)	3,116	154,038
Deutsche Wohnen AG (Germany)	4,985	107,380
Echo Investment SA (Poland)*	7,199	15,811

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Etalon Group Ltd. (Russia), GDR	10,418	$45,765
Fabege AB (Sweden)	2,528	35,768
Fantasia Holdings Group Co. Ltd. (China)	219,000	25,427
First Capital Realty, Inc. (Canada)	7,100	123,895
Forest City Enterprises, Inc. (Class A Stock)*	2,603	51,722
Franshion Properties China Ltd. (China)	248,000	65,258
GAGFAH SA (Germany)*	5,344	97,200
Gazit-Globe Ltd. (Israel)	5,949	79,645
Global Logistic Properties Ltd. (Singapore)	134,000	290,410
Globe Trade Centre SA (Poland)*	20,116	52,136
Glorious Property Holdings Ltd. (Hong Kong)*	192,000	26,756
Grainger PLC (United Kingdom)	8,761	31,486
Hang Lung Group Ltd. (Hong Kong)	36,000	194,884
Hang Lung Properties Ltd. (Hong Kong)	143,000	440,988
Heiwa Real Estate Co. Ltd. (Japan)	600	9,660
Henderson Land Development Co. Ltd. (Hong Kong)	62,700	366,957
Highwealth Construction Corp. (Taiwan)	45,000	100,575
Hongkong Land Holdings Ltd. (Hong Kong)	91,000	606,970
Hulic Co. Ltd. (Japan)	9,700	127,940
Hydoo International Holding Ltd. (China)	36,000	11,104
Hysan Development Co. Ltd. (Hong Kong)	48,000	224,815
IGB Corp. Bhd (Malaysia)	58,000	48,409
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,600	16,062
Immofinanz AG (Austria)*	59,650	210,731
Intershop Holdings AG (Switzerland)	414	163,396
Jiangsu Future Land Co. Ltd. (China) (Class B Stock)	63,300	29,751
Kawasan Industri Jababeka Tbk PT (Indonesia)	1,092,779	20,482
Kennedy-Wilson Holdings, Inc.	2,004	53,747
Kerry Properties Ltd. (Hong Kong)	58,000	202,733
Kungsleden AB (Sweden)	2,948	22,165
Lend Lease Group (Australia)	18,504	228,756
Lippo Karawaci Tbk PT (Indonesia)	482,000	39,050
LPS Brasil Consultoria de Imoveis SA (Brazil)	2,300	10,503
Mbk Pcl (Thailand)	202,000	90,870
Mingfa Group International Co. Ltd. (Hong Kong)*	67,000	22,476
Mitsui Fudosan Co. Ltd. (Japan)	15,000	506,239
MKH Bhd (Malaysia)	28,200	34,096
Mobimo Holding AG (Switzerland)*	508	107,670
Modernland Realty Tbk PT (Indonesia)*	611,800	21,013
Multiplan Empreendimentos Imobiliarios SA (Brazil)	1,400	32,695
NTT Urban Development Corp. (Japan)	1,600	18,019
Pakuwon Jati Tbk PT (Indonesia)	769,300	22,679
Parque Arauco SA (Chile)	22,625	41,321
PSP Swiss Property AG (Switzerland)*	1,884	177,177
Realogy Holdings Corp.*	2,488	93,822
Robinsons Land Corp. (Philippines)	35,300	19,089
Rojana Industrial Park Pcl (Thailand)	39,000	9,974
Sentul City Tbk PT (Indonesia)*	1,137,700	10,180
Shanghai Industrial Urban Development Group Ltd. (China)*	142,000	27,114
Siam Future Development PCL (Thailand)	93,937	16,064

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
SM Prime Holdings, Inc. (Philippines)	243,600	$88,539
Soho China Ltd. (China)	133,000	104,824
SP Setia Bhd (Malaysia)	27,100	25,927
St. Joe Co. (The)*(a)	1,649	41,934
Sun Hung Kai Properties (Hong Kong)	7,500	9,793
Sun Hung Kai Properties Ltd. (Hong Kong)	90,704	1,244,641
Supalai PCL (Thailand)	58,200	39,272
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	40,000	492,333
Swire Properties Ltd. (Hong Kong)	59,800	174,763
Swiss Prime Site AG (Switzerland)*	3,439	284,859
TAG Immobilien AG (Germany)	6,695	81,624
Ticon Industrial Connection PCL (Thailand) (Class F Stock)	58,900	31,578
Tokyu Fudosan Holdings Corp. (Japan)	8,000	63,144
Tropicana Corp. Bhd (Malaysia)	41,200	19,246
Unite Group PLC (United Kingdom)	144,942	977,171
UOL Group Ltd. (Singapore)	36,000	188,439
Wheelock & Co. Ltd. (Hong Kong)	14,000	58,445
Yanlord Land Group Ltd. (China)	47,000	42,056
Yuexiu Property Co. Ltd. (China)	590,000	112,640
Yuzhou Properties Co. Ltd. (China)	312,000	68,435
Zhong An Real Estate Ltd. (China)	66,000	12,518

		15,560,396

Road & Rail — 0.4%
ALL - America Latina Logistica SA (Brazil)	11,800	44,380
Asciano Ltd. (Australia)	30,729	163,277
Aurizon Holdings Ltd. (Australia)	14,145	66,422
BTS Group Holdings PCL (Thailand)	150,900	40,218
Canadian National Railway Co. (Canada)	15,500	1,008,106
Canadian Pacific Railway Ltd. (Canada)	2,400	434,791
Central Japan Railway Co. (Japan)	7,700	1,099,161
CJ Korea Express Co. Ltd. (South Korea)*	976	116,213
ComfortDelGro Corp. Ltd. (Singapore)	44,000	88,236
East Japan Railway Co. (Japan)	13,600	1,071,572
FirstGroup PLC (United Kingdom)*	29,730	64,376
Guangshen Railway Co. Ltd. (China) (Class H Stock)	90,000	33,571
Hankyu Hanshin Holdings, Inc. (Japan)	54,000	308,321
Heartland Express, Inc.	4,180	89,201
Hitachi Transport System Ltd. (Japan)	56,600	883,103
J.B. Hunt Transport Services, Inc.	871	64,262
Keikyu Corp. (Japan)	9,000	80,902
Keio Corp. (Japan)	24,000	188,722
Keisei Electric Railway Co. Ltd. (Japan)	13,000	129,559
Kintetsu Corp. (Japan)	41,000	149,398
Knight Transportation, Inc.	3,273	77,799
Landstar System, Inc.	1,257	80,448
Localiza Rent A Car SA (Brazil)	1,700	27,968
MTR Corp. Ltd. (Hong Kong)	31,500	121,310
Nagoya Railroad Co. Ltd. (Japan)	34,000	135,597
Nankai Electric Railway Co. Ltd. (Japan)	13,000	56,446
National Express Group PLC (United Kingdom)	12,339	55,260
Nippon Express Co. Ltd. (Japan)	36,000	174,609
Nippon Konpo Unyu Soko Co. Ltd. (Japan)	5,100	88,359
Norfolk Southern Corp.	7,290	751,089
Northgate PLC (United Kingdom)	7,478	67,145
Odakyu Electric Railway Co. Ltd. (Japan)	9,000	86,671

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Road & Rail (continued)
Sankyu, Inc. (Japan)	14,000	$70,918
Seino Holdings Co. Ltd. (Japan)	13,000	147,650
Senko Co. Ltd. (Japan)	8,000	41,886
SMRT Corp. Ltd. (Singapore)	73,000	90,745
Tobu Railway Co. Ltd. (Japan)	30,000	157,110
Tokyu Corp. (Japan)	32,000	226,972
Union Pacific Corp.	17,254	1,721,087
Werner Enterprises, Inc.	2,868	76,031
West Japan Railway Co. (Japan)	10,300	453,720

		10,832,611

Semiconductors & Semiconductor Equipment — 0.7%
ams AG (Austria)	466	77,350
Analog Devices, Inc.	5,529	298,953
Applied Materials, Inc.	23,313	525,708
Ardentec Corp. (Taiwan)	28,000	25,535
ARM Holdings PLC (United Kingdom)	12,197	183,404
ASM Pacific Technology Ltd. (Hong Kong)	6,200	67,757
ASML Holding NV (Netherlands)	9,615	896,708
Broadcom Corp. (Class A Stock)	14,828	550,415
Canadian Solar, Inc. (Canada)*	11,081	346,392
Chipbond Technology Corp. (Taiwan)	314,000	553,127
Disco Corp. (Japan)	5,200	349,441
Etron Technology, Inc. (Taiwan)*	33,000	18,383
Formosa Advanced Technologies Co. Ltd. (Taiwan)	27,000	23,123
Global Mixed Mode Technology, Inc. (Taiwan)	5,000	18,016
Global Unichip Corp. (Taiwan)	3,000	9,346
Greatek Electronics, Inc. (Taiwan)*	27,000	36,357
Hanergy Solar Group Ltd. (Hong Kong)*	612,000	93,967
Hermes Microvision, Inc. (Taiwan)	1,000	39,710
Holtek Semiconductor, Inc. (Taiwan)	7,000	13,940
Infineon Technologies AG (Germany)	58,570	731,138
Intel Corp.	127,795	3,948,866
King Yuan Electronics Co. Ltd. (Taiwan)	59,000	55,468
Kinsus Interconnect Technology Corp. (Taiwan)	9,000	40,449
Linear Technology Corp.	2,524	118,805
Lite-On Semiconductor Corp. (Taiwan)	29,000	21,410
Maxim Integrated Products, Inc.	6,469	218,717
MediaTek, Inc. (Taiwan)	29,000	490,543
Megachips Corp. (Japan)	2,100	29,117
Microchip Technology, Inc.(a)	2,911	142,086
Phison Electronics Corp. (Taiwan)	4,000	32,230
Pixart Imaging, Inc. (Taiwan)	11,000	28,449
Powertech Technology, Inc. (Taiwan)*	37,000	66,964
Rohm Co. Ltd. (Japan)	4,900	281,039
Samsung Electronics Co. Ltd. (South Korea)	4,390	5,733,119
Sanken Electric Co. Ltd. (Japan)	47,000	388,604
SDI Corp. (Taiwan)	6,000	7,614
Semiconductor Manufacturing International Corp. (China)*	1,134,000	97,263
Sigurd Microelectronics Corp. (Taiwan)	22,000	27,291
Silergy Corp. (Taiwan)*	57,000	533,648
Silicon Laboratories, Inc.*	1,311	64,567
Siliconware Precision Industries Co. (Taiwan)	103,000	169,564
Sitronix Technology Corp. (Taiwan)	3,000	6,317

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
SK Hynix, Inc. (South Korea)*	18,970	$910,899
Sonix Technology Co. Ltd. (Taiwan)	11,000	22,380
STMicroelectronics NV (Switzerland)	20,086	179,730
Sunplus Technology Co. Ltd. (Taiwan)*	56,000	22,340
Synaptics, Inc.*	890	80,670
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	107,000	2,288,730
Texas Instruments, Inc.	15,796	754,891
Tokyo Electron Ltd. (Japan)	5,500	374,849
Topco Scientific Co. Ltd. (Taiwan)	13,000	25,916
Transcend Information, Inc. (Taiwan)	9,000	30,931
Win Semiconductors Corp. (Taiwan)	31,000	31,545
Xilinx, Inc.	3,519	166,484
Youngtek Electronics Corp. (Taiwan)	11,000	24,338

		22,274,603

Software — 0.6%
ACI Worldwide, Inc.*	1,180	65,879
Activision Blizzard, Inc.	13,365	298,039
Adobe Systems, Inc.*	4,423	320,048
ANSYS, Inc.*	981	74,379
Aspen Technology, Inc.*	913	42,363
Asseco Poland SA (Poland)	5,540	75,046
Aveva Group PLC (United Kingdom)	1,550	53,995
CA, Inc.	8,038	231,012
Capcom Co. Ltd. (Japan)	2,900	49,170
CD Projekt SA (Poland)*	1,321	6,641
Cheetah Mobile, Inc. (China)*	4	85
Cyberlink Corp. (Taiwan)	7,000	23,216
Dassault Systemes SA (France)	1,207	155,197
DTS Corp. (Japan)	2,300	42,737
Electronic Arts, Inc.*(a)	5,270	189,035
Ellie Mae, Inc.*	679	21,137
FactSet Research Systems, Inc.(a)	679	81,670
FleetMatics Group PLC*	521	16,849
Fuji Soft, Inc. (Japan)	2,200	48,921
Giant Interactive Group, Inc. (China), ADR	2,800	33,152
Imperva, Inc.*	556	14,556
Infoblox, Inc.*	594	7,811
Intuit, Inc.	4,168	335,649
Kingdee International Software Group Co. Ltd. (China)*	28,000	9,168
Kingsoft Corp. Ltd. (China)	9,000	27,110
Konami Corp. (Japan)	4,700	103,982
Linx SA (Brazil)	1,000	23,539
Mentor Graphics Corp.	3,153	68,010
MICROS Systems, Inc.*	1,139	77,338
Microsoft Corp.	156,063	6,507,827
Netdragon Websoft, Inc. (Hong Kong)	5,000	9,235
NetScout Systems, Inc.*	1,024	45,404
NICE Systems Ltd. (Israel), ADR	4,038	164,791
Nintendo Co. Ltd. (Japan)	3,300	396,288
Open Text Corp. (Canada)	3,300	158,343
Oracle Corp.	77,133	3,126,200
Perfect World Co. Ltd. (China), ADR	1,500	29,445
Rovi Corp.*	4,007	96,008
Sage Group PLC (The) (United Kingdom)	39,099	256,800
SAP AG (Germany)	17,911	1,380,127
Shanda Games Ltd. (China), ADR*	7,200	47,808
SimCorp A/S (Denmark)	3,587	123,498

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
Software AG (Germany)	2,909	$104,970
Solera Holdings, Inc.	1,326	89,041
Square Enix Holdings Co. Ltd. (Japan)	2,200	38,915
SS&C Technologies Holdings, Inc.*(a)	1,261	55,761
Symantec Corp.	15,711	359,782
Synopsys, Inc.*	5,409	209,977
Temenos Group AG (Switzerland)*	21,365	831,811
Totvs SA (Brazil)	1,500	25,832
Trend Micro, Inc. (Japan)	2,000	65,904
UBISOFT Entertainment (France)*	5,455	100,419
Verint Systems, Inc.*	1,459	71,564
VODone Ltd. (Hong Kong)*	98,000	8,851
Zynga, Inc. (Class A Stock)*	9,611	30,851

		16,831,186

Specialty Retail — 0.4%
Aaron’s, Inc.	3,674	130,941
Adastria Holding Co. Ltd. (Japan)	840	19,718
Advance Auto Parts, Inc.(a)	1,943	262,150
Alpen Co. Ltd. (Japan)	1,700	29,891
American Eagle Outfitters, Inc.	3,625	40,673
AOKI Holdings, Inc. (Japan)	2,600	36,791
Aoyama Trading Co. Ltd. (Japan)	4,300	117,757
Ascena Retail Group, Inc.*	4,694	80,267
Autobacs Seven Co. Ltd. (Japan)	5,500	92,295
AutoNation, Inc.*	2,170	129,506
Baoxin Auto Group Ltd. (China)	34,000	28,705
Barnes & Noble, Inc.*	1,438	32,772
Bed Bath & Beyond, Inc.*	6,026	345,772
Belle International Holdings Ltd. (Hong Kong)	132,000	146,480
Best Buy Co., Inc.	6,150	190,712
Bic Camera, Inc. (Japan)	10,200	79,073
Buckle, Inc. (The)(a)	852	37,795
Cashbuild Ltd. (South Africa)	1,619	19,029
Cato Corp. (The) (Class A Stock)	1,561	48,235
Children’s Place Retail Stores, Inc. (The)	848	42,086
Chiyoda Co. Ltd. (Japan)	1,500	33,606
Cia Hering (Brazil)	2,000	20,077
DCM Holdings Co. Ltd. (Japan)	8,900	64,355
DSW, Inc. (Class A Stock)	1,344	37,551
E-LIFE MALL Corp. (Taiwan)	8,000	17,282
Esprit Holdings Ltd. (Hong Kong)	38,200	54,211
Express, Inc.*	1,570	26,737
Fast Retailing Co. Ltd. (Japan)	700	230,601
Fielmann AG (Germany)	647	93,283
Finish Line, Inc. (The) (Class A Stock)	1,428	42,469
Folli Follie SA (Greece)*	1,008	40,124
Foot Locker, Inc.	4,496	228,037
GameStop Corp. (Class A Stock)(a)	4,858	196,603
Gap, Inc. (The)	5,998	249,337
Geo Holdings Corp. (Japan)	8,000	69,694
Giordano International Ltd. (Hong Kong)	66,000	38,936
GNC Holdings, Inc. (Class A Stock)	2,195	74,850
GOME Electrical Appliances Holding Ltd. (China)	1,449,868	237,403
Haverty Furniture Cos., Inc.	1,125	28,271
Hennes & Mauritz AB (Sweden) (Class B Stock)	8,779	383,290
Holdsport Ltd. (South Africa)	3,863	14,916

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Home Depot, Inc. (The)	21,804	$1,765,252
Home Product Center PCL (Thailand)	52,457	15,516
Honeys Co. Ltd. (Japan)	3,070	29,409
Inditex SA (Spain)	1,699	261,484
Indomobil Sukses Internasional Tbk PT (Indonesia)	105,900	44,888
JB Hi-Fi Ltd. (Australia)	3,375	58,356
JD Group Ltd. (South Africa)	8,544	21,563
Jumbo SA (Greece)*	2,438	39,927
Kingfisher PLC (United Kingdom)	82,714	507,770
Kohnan Shoji Co. Ltd. (Japan)	7,000	70,904
Komeri Co. Ltd. (Japan)	1,800	47,008
Konaka Co. Ltd. (Japan)	3,100	24,291
K’s Holdings Corp. (Japan)	3,100	89,999
Lewis Group Ltd. (South Africa)	3,226	19,656
Lowe’s Cos., Inc.	19,865	953,321
Men’s Wearhouse, Inc. (The)	1,437	80,185
Monro Muffler Brake, Inc.(a)	631	33,563
Nitori Holdings Co. Ltd. (Japan)	3,300	180,549
O’Reilly Automotive, Inc.*(a)	2,339	352,253
Outerwall, Inc.*(a)	1,102	65,404
PetSmart, Inc.(a)	2,223	132,935
Premier Investments Ltd. (Australia)	7,805	62,590
Rent-A-Center, Inc.(a)	1,882	53,976
Restoration Hardware Holdings, Inc.*(a)	445	41,407
Rona, Inc. (Canada)	6,500	69,931
Ross Stores, Inc.	4,448	294,146
Sanrio Co. Ltd. (Japan)	1,000	29,058
Shimachu Co. Ltd. (Japan)	5,400	129,046
Shimamura Co. Ltd. (Japan)	1,100	108,277
Staples, Inc.	24,184	262,155
Super Group Ltd. (South Africa)*	9,923	28,418
Super Retail Group Ltd. (Australia)	33,022	263,388
TJX Cos., Inc. (The)	11,531	612,873
Tractor Supply Co.	1,923	116,149
Tsann Kuen Enterprise Co. Ltd. (Taiwan)	6,000	8,029
Ulta Salon Cosmetics & Fragrance, Inc.*	792	72,397
Urban Outfitters, Inc.*	1,965	66,535
USS Co. Ltd. (Japan)	5,100	87,048
Valora Holding AG (Switzerland)*	463	119,654
Vitamin Shoppe, Inc.*	971	41,772
WH Smith PLC (United Kingdom)	4,282	78,355
Williams-Sonoma, Inc.	1,414	101,497
World Duty Free SpA (Italy)*	2,169	26,411
Xebio Co. Ltd. (Japan)	2,400	47,077
Yamada Denki Co. Ltd. (Japan)	81,200	289,457
Yellow Hat Ltd. (Japan)	1,900	43,926
Zhongsheng Group Holdings Ltd. (China)	27,000	35,190

		11,975,276

Technology Hardware, Storage & Peripherals — 0.8%
Advantech Co. Ltd. (Taiwan)	6,000	51,243
Apple, Inc.	157,458	14,632,572
Asustek Computer, Inc. (Taiwan)	32,000	357,630
Aten International Co. Ltd. (Taiwan)	2,000	5,836
Cal-Comp Electronics Thailand PCL (Thailand) (Class F Stock)	252,096	23,147
Canon, Inc. (Japan)	42,400	1,385,717
Chicony Electronics Co. Ltd. (Taiwan)	18,000	48,632
CMC Magnetics Corp. (Taiwan)*	277,000	44,005

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Technology Hardware, Storage & Peripherals (continued)
Compal Electronics, Inc. (Taiwan)	281,000	$230,009
Coolpad Group Ltd. (China)	80,000	22,078
Diebold, Inc.	2,342	94,078
Eizo Corp. (Japan)	3,600	95,674
Electronics For Imaging, Inc.*	1,847	83,484
Elitegroup Computer Systems Co. Ltd.
(Taiwan)	36,000	29,540
EMC Corp.	51,727	1,362,489
Getac Technology Corp. (Taiwan)	38,000	21,247
Gigabyte Technology Co. Ltd. (Taiwan)	30,000	48,066
Hewlett-Packard Co.	65,149	2,194,218
IEI Integration Corp. (Taiwan)	11,000	20,115
Inventec Corp. (Taiwan)	104,000	99,656
Japan Digital Laboratory Co. Ltd. (Japan)	3,500	61,877
JCY International Bhd (Malaysia)	28,800	6,278
KONA I Co. Ltd. (South Korea)	9,910	318,267
KYE Systems Corp. (Taiwan)	19,000	9,266
Lenovo Group Ltd. (China)	160,000	218,582
Lexmark International, Inc. (Class A Stock)(a)	2,219	106,867
Lite-On Technology Corp. (Taiwan)	87,288	145,782
Melco Holdings, Inc. (Japan)	2,700	54,801
Micro-Star International Co. Ltd. (Taiwan)	46,000	69,264
Mitac Holdings Corp. (Taiwan)*	57,000	51,279
Neopost SA (France)	1,861	139,379
NetApp, Inc.	7,227	263,930
Nokia OYJ (Finland)	65,663	496,856
Portwell, Inc. (Taiwan)	12,000	13,709
Primax Electronics Ltd. (Taiwan)	23,000	35,653
QLogic Corp.*	3,697	37,303
Quanta Computer, Inc. (Taiwan)	89,000	260,036
Quanta Storage, Inc. (Taiwan)	16,000	22,250
Riso Kagaku Corp. (Japan)	2,100	59,561
Seiko Epson Corp. (Japan)	4,300	182,940
TCL Communication Technology Holdings Ltd. (China)	14,000	16,945
Toshiba TEC Corp. (Japan)	7,000	49,212
Wacom Co. Ltd. (Japan)	2,700	15,410
Wincor Nixdorf AG (Germany)	943	53,705

		23,538,588

Textiles, Apparel & Luxury Goods — 0.3%
361 Degrees International Ltd. (China)	63,000	14,392
Adidas AG (Germany)	3,970	401,431
Aksa Akrilik Kimya Sanayii (Turkey)	3,227	11,682
Anta Sports Products Ltd. (China)	22,000	34,960
Asics Corp. (Japan)	54,100	1,263,329
Bijou Brigitte AG (Germany)	651	61,549
Bosideng International Holdings Ltd. (Hong Kong)	182,000	27,235
Brunello Cucinelli SpA (Italy)	1,833	41,612
Carnival Industrial Corp. (Taiwan)	95,000	26,854
Carter’s, Inc.	1,225	84,439
China Dongxiang Group Co. (China)	198,000	37,259
Christian Dior SA (France)	1,506	299,843
Daphne International Holdings Ltd. (China)	76,000	29,810
Eclat Textile Co. Ltd. (Taiwan)	33,000	399,827
Feng TAY Enterprise Co. Ltd. (Taiwan)	10,000	28,366
Fila Korea Ltd. (South Korea)	1,382	131,261
Formosa Taffeta Co. Ltd. (Taiwan)	75,000	82,874

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods (continued)
Gerry Weber International AG (Germany)	24,297	$1,185,519
Gildan Activewear, Inc. (Canada)	2,700	159,083
Grendene SA (Brazil)	2,500	15,660
Gunze Ltd. (Japan)	24,000	68,950
Handsome Co. Ltd. (South Korea)	1,910	52,180
Hansae Co. Ltd. (South Korea)	2,400	64,853
Hugo Boss AG (Germany)	311	46,438
Kering (France)	2,091	458,705
Kwong Fong Industries (Taiwan)	26,400	17,622
Lealea Enterprise Co. Ltd. (Taiwan)	85,000	30,325
LG Fashion Corp. (South Korea)	2,090	57,096
Li Ning Co. Ltd. (China)*	12,500	10,004
LPP SA (Poland)	15	41,490
Luxottica Group SpA (Italy)	634	36,712
LVMH Moet Hennessy Louis Vuitton SA (France)	5,161	995,912
Makalot Industrial Co. Ltd. (Taiwan)	4,000	21,629
Michael Kors Holdings Ltd.*	2,066	183,151
Moncler SpA (Italy)	20,034	331,917
Nien Hsing Textile Co. Ltd. (Taiwan)	17,000	17,226
NIKE, Inc. (Class B Stock)	11,128	862,976
Onward Holdings Co. Ltd. (Japan)	8,000	57,432
Pegas Nonwovens SA (Czech Republic)	2,636	78,841
Ports Design Ltd. (Hong Kong)	31,500	14,225
POU Chen Corp. (Taiwan)	123,000	148,189
Prada SpA (Italy)	11,200	79,230
Puma SE (Germany)	269	76,680
Safilo Group SpA (Italy)*	2,483	54,149
Samsonite International SA (Hong Kong)	30,000	98,898
Sanyo Shokai Ltd. (Japan)	15,000	34,069
Seiko Holdings Corp. (Japan)	215,000	873,571
Shenzhou International Group Holdings Ltd. (China)	14,000	47,762
Tainan Enterprises Co. Ltd. (Taiwan)	13,000	13,780
Tainan Spinning Co. Ltd. (Taiwan)	78,000	50,814
Taiwan Paiho Ltd. (Taiwan)	14,000	19,967
Texwinca Holdings Ltd. (Hong Kong)	48,000	47,555
TSI Holdings Co. Ltd. (Japan)	13,400	92,628
Vera Bradley, Inc.*(a)	646	14,128
VF Corp.	7,049	444,087
Wacoal Holdings Corp. (Japan)	13,000	141,192
Weiqiao Textile Co. (China) (Class H Stock)	55,500	27,359
Wolverine World Wide, Inc.	2,772	72,238
XTEP International Holdings Ltd. (China)	13,500	5,694
Yondoshi Holdings, Inc. (Japan)	1,500	30,935
Youngone Corp. (South Korea)	830	37,259
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	35,000	117,108
Zig Sheng Industrial Co. Ltd. (Taiwan)*	53,000	16,640

		10,328,601

Thrifts & Mortgage Finance
Astoria Financial Corp.	5,057	68,017
Berkshire Hills Bancorp, Inc.	1,142	26,517
Capitol Federal Financial, Inc.	8,398	102,120
EverBank Financial Corp.	5,075	102,312
Genworth MI Canada, Inc. (Canada)	3,900	138,924
Home Loan Servicing Solutions Ltd.	3,642	82,783
Hudson City Bancorp, Inc.	7,575	74,462
New York Community Bancorp, Inc.(a)	13,195	210,856

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Thrifts & Mortgage Finance (continued)
Northwest Bancshares, Inc.	5,701	$77,363
Ocwen Financial Corp.*	4,954	183,793
People’s United Financial, Inc.(a)	8,003	121,406
Provident Financial Services, Inc.	2,862	49,570
Washington Federal, Inc.	3,927	88,083

		1,326,206

Tobacco — 0.2%
Altria Group, Inc.(a)	11,838	496,486
British American Tobacco PLC (United Kingdom)	32,745	1,948,392
Gudang Garam Tbk PT (Indonesia)	10,200	46,043
Imperial Tobacco Group PLC (United Kingdom)	26,020	1,170,583
Japan Tobacco, Inc. (Japan)	28,500	1,039,170
KT&G Corp. (South Korea)	3,080	272,445
Reynolds American, Inc.	5,873	354,436
Souza Cruz SA (Brazil)	2,800	29,045
Universal Corp.(a)	1,578	87,342

		5,443,942

Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Netherlands)*	3,426	156,911
Air Lease Corp.	4,991	192,553
AKR Corporindo Tbk PT (Indonesia)	40,700	14,856
Ashtead Group PLC (United Kingdom)	94,959	1,420,572
BayWa AG (Germany)	1,722	95,647
Brenntag AG (Germany)	8,009	1,430,846
Bunzl PLC (United Kingdom)	7,808	216,761
Eqstra Holdings Ltd. (South Africa)	29,348	18,213
Fastenal Co.(a)	3,501	173,264
Ferreycorp SAA (Peru)	137,906	93,629
Fly Leasing Ltd. (Ireland), ADR	1,437	20,822
Hudaco Industries Ltd. (South Africa)	2,958	26,495
Inaba Denki Sangyo Co. Ltd. (Japan)	3,200	108,001
Inabata & Co. Ltd. (Japan)	5,300	49,820
Indutrade AB (Sweden)	14,171	661,208
Invicta Holdings Ltd. (South Africa)	2,033	21,716
Iwatani Corp. (Japan)	4,000	28,402
Kanamoto Co. Ltd. (Japan)	1,800	71,782
Kuroda Electric Co. Ltd. (Japan)	3,900	60,176
Mills Estruturas e Servicos de Engenharia SA (Brazil)	1,100	13,034
MISUMI Group, Inc. (Japan)	3,000	82,538
MRC Global, Inc.*	3,360	95,054
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	1,212	115,916
Nagase & Co. Ltd. (Japan)	9,200	119,089
Nishio Rent All Co. Ltd. (Japan)	2,100	89,215
Solar A/S (Denmark) (Class B Stock)	615	48,569
Tomoe Engineering Co. Ltd. (Japan)	2,200	36,644
Toromont Industries Ltd. (Canada)	17,600	433,959
W.W. Grainger, Inc.(a)	972	247,150
Wakita & Co. Ltd. (Japan)	3,000	38,548
Watsco, Inc.(a)	697	71,624

		6,253,014

Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA (Spain)	2,409	55,422

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation Infrastructure (continued)
Aegean Marine Petroleum Network, Inc. (Greece)	3,620	$36,526
Aeroports de Paris (France)	1,786	235,460
Airports of Thailand PCL (Thailand)	8,100	49,541
Ansaldo STS SpA (Italy)	3,809	40,690
ASTM SpA (Italy)	9,608	151,995
Atlantia SpA (Italy)	17,625	502,100
Auckland International Airport Ltd. (New Zealand)	45,566	155,577
Bangkok Expressway PCL (Thailand)	27,900	32,237
BBA Aviation PLC (United Kingdom)	12,335	65,228
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	64,000	43,999
CCR SA (Brazil)	6,900	56,368
Citra Marga Nusaphala Persada Tbk PT (Indonesia)*	96,500	28,124
EcoRodovias Infraestrutura e Logistica SA (Brazil)	3,500	23,856
Flughafen Wien AG (Austria)	1,016	94,602
Flughafen Zuerich AG (Switzerland)	240	147,444
Fraport AG Frankfurt Airport Services Worldwide (Germany)	1,435	101,249
Grupo Aeroportuario del Pacifico SAB de CV (Mexico), ADR	1,010	68,296
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	360	45,727
Hamburger Hafen und Logistik AG (Germany)	4,011	106,454
Hopewell Highway Infrastructure Ltd. (Hong Kong)	3,000	1,506
Hutchison Port Holdings Trust (Singapore), UTS	230,000	165,600
Japan Airport Terminal Co. Ltd. (Japan)	3,500	103,894
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	46,000	54,437
Kamigumi Co. Ltd. (Japan)	12,000	110,462
Macquarie Atlas Roads Group (Australia)	101,152	311,948
Malaysia Airports Holdings Bhd (Malaysia)	12,400	30,817
Mitsubishi Logistics Corp. (Japan)	6,000	89,921
Port of Tauranga Ltd. (New Zealand)	575	7,780
SATS Ltd. (Singapore)	39,000	98,229
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	90,000	47,843
Shenzhen International Holdings Ltd. (China)	43,750	53,845
Societa Iniziative Autostradali e Servizi SpA (Italy)	7,038	90,311
Sumitomo Warehouse Co. Ltd. (The) (Japan)	8,000	45,674
TAV Havalimanlari Holding A/S (Turkey)	3,907	31,070
TPI - Triunfo Participacoes e Investimentos SA (Brazil)	3,400	11,849
Transurban Group (Australia)	31,499	219,499
Wesco Aircraft Holdings, Inc.*	2,511	50,120
Wilson Sons Ltd. (Brazil), BDR	400	6,038
Yuexiu Transport Infrastructure Ltd. (China	64,000	36,499
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	54,000	54,694

		3,662,931

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Water Utilities — 0.1%
Aguas Andinas SA (Chile) (Class A Stock)	76,132	$48,017
American States Water Co.	1,972	65,530
American Water Works Co., Inc.	4,579	226,432
Aqua America, Inc.	3,148	82,541
Beijing Enterprises Water Group Ltd. (China)	80,000	53,486
California Water Service Group	3,018	73,036
China Water Affairs Group Ltd. (Hong Kong)	70,000	24,479
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR	9,000	96,480
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	3,200	56,903
Guangdong Investment Ltd. (China)	106,000	122,420
Inversiones Aguas Metropolitanas SA (Chile)	21,403	34,639
Manila Water Co., Inc. (Philippines)	53,500	31,278
Pennon Group PLC (United Kingdom)	14,699	197,572
Puncak Niaga Holdings Bhd (Malaysia)	16,000	16,657
Severn Trent PLC (United Kingdom)	5,282	174,610
SIIC Environment Holdings Ltd. (Singapore)*	4,888,000	646,252
Sound Global Ltd. (China)*	42,000	39,438
Thai Tap Water Supply PCL (Thailand)	89,900	29,916
United Utilities Group PLC (United Kingdom)	25,178	379,938

		2,399,624

Wireless Telecommunication Services — 0.5%
Advanced Info Service PCL (Thailand)	15,100	102,357
Almendral SA (Chile)	197,001	17,455
America Movil SAB de CV (Mexico) (Class L Stock), ADR	56,170	1,165,528
Axiata Group Bhd (Malaysia)	92,600	201,003
China Mobile Ltd. (China)	249,500	2,423,329
DiGi.Com Bhd (Malaysia)	9,300	16,595
ENTEL Chile SA (Chile)	3,444	42,410
Far EasTone Telecommunications Co. Ltd. (Taiwan)	41,000	93,396
Freenet AG (Germany)	4,590	145,766
Globe Telecom, Inc. (Philippines)	915	33,550
Indosat Tbk PT (Indonesia)	93,800	29,160
KDDI Corp. (Japan)	19,500	1,189,765
Maxis Bhd (Malaysia)	30,900	64,963
MegaFon OAO (Russia), GDR*	3,022	95,193
Millicom International Cellular SA (Luxembourg), SDR	1,471	134,653
Mobile Telesystems OJSC (Russia), ADR	12,400	244,776
Mobistar SA (Belgium)*	1,569	29,950
MTN Group Ltd. (South Africa)	29,435	620,013
NTT DoCoMo, Inc. (Japan)	69,700	1,189,835
Partner Communications Co. Ltd. (Israel)*	10,372	81,504
Philippine Long Distance Telephone Co. (Philippines), ADR	1,520	102,418
Rogers Communications, Inc. (Canada)(Class B Stock)	7,900	317,910
Samart Corp. PCL (Thailand)	25,400	16,044
SBA Communications Corp. (Class A Stock)*	467	47,774
Sistema JSFC (Russia), GDR*	19,010	586,008
SK Telecom Co. Ltd. (South Korea)	1,618	378,215

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services (continued)
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	38,000	$47,853
Softbank Corp. (Japan)	15,900	1,184,915
Sprint Corp.*	10,552	90,009
Taiwan Mobile Co. Ltd. (Taiwan)	28,000	86,647
Tele2 AB (Sweden) (Class B Stock)	10,370	122,039
Telephone & Data Systems, Inc.	7,545	197,000
Tim Participacoes SA (Brazil), ADR	2,240	65,027
Turkcell Iletisim Hizmetleri A/S (Turkey)*	23,071	144,403
VimpelCom Ltd. (Netherlands), ADR	9,100	76,440
Vodacom Group Ltd. (South Africa)	3,583	44,286
Vodafone Group PLC (United Kingdom), ADR	104,527	3,490,157

		14,918,346

TOTAL COMMON STOCKS (cost $801,679,632)		888,041,419

EXCHANGE TRADED FUNDS — 0.2%
iShares MSCI India Index*	639,232	4,621,647
iShares MSCI Israel Capped(a)	11,822	617,380
iShares US Real Estate(a)	79	5,671
SPDR Dow Jones International Real Estate	128	5,663

TOTAL EXCHANGE TRADED FUNDS (cost $4,242,493)		5,250,361

PREFERRED STOCKS — 0.3%
Aerospace & Defense
Rolls-Royce Holdings PLC (United Kingdom)(PRFC C)*	5,486,630	9,390

Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany)(PRFC)	2,190	209,676
Hyundai Motor Co. (South Korea)(2nd PRFC)	1,060	167,662
Volkswagen AG (Germany)(PRFC)	7,244	1,897,324

		2,274,662

Banks
Absa Bank Ltd. (South Africa)(PRFC),	1,074	83,870
Banco Davivienda SA (Colombia)(PFRC)	7,082	114,368
Banco Daycoval SA (Brazil)(PRFC)	3,200	13,556
Grupo Aval Acciones y Valores (Colombia)(PRFC)	192,010	138,063
Itausa – Investimentos Itau SA (Brazil)(PRFC)	86,570	338,522
Shinkin Central Bank (Japan) (PRFC)(Class A Stock)	63	122,511

		810,890

Chemicals
Braskem SA (Brazil)(PRFC A)	2,700	17,255

Construction Materials
STO SE & Co. KGaA (Germany)(PRFC)	378	79,994

Containers & Packaging
Klabin SA (Brazil)(PRFC)	39,500	39,151

Diversified Financial Services
Grupo de Inversiones Suramericana SA (Colombia)(PFRC)	516	10,938

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services
Oi SA (Brazil) (PRFC)	45,900	$40,717

Electric Utilities
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	13,200	62,072
Cia de Transmissao de Energia Eletrica Paulista (Brazil) (PRFC)	2,200	27,382
Cia Energetica de Minas Gerais (Brazil) (PRFC)	19,370	141,582
Cia Paranaense de Energia (Brazil) (PRFC B)	5,600	85,540
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Brazil) (PRFC)	7,400	36,238

		352,814

Food & Staples Retailing
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil) (PRFC), ADR	1,200	55,596

Health Care Equipment & Supplies
Sartorius AG (Germany) (PRFC)	5,729	690,938

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	2,754	318,176

Independent Power & Renewable Electricity Producers
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	10,300	129,269

Industrial Conglomerates
Allied Electronics Corp. Ltd. (South Africa) (PRFC)	9,825	23,373

Insurance
Unipol Gruppo Finanziario SpA (Italy) (PRFC)	12,126	62,812

Machinery
Marcopolo SA (Brazil) (PRFC)	8,100	15,764
Randon Participacoes SA (Brazil) (PRFC)	4,125	11,482

		27,246

Metals & Mining
Usinas Siderurgicas de Minas Gerais SA (Brazil) (PRFC A)*	17,800	60,985
Vale SA (Brazil) (PRFC)	57,800	686,955

		747,940

Multi-Utilities
RWE AG (Germany) (PRFC)	2,175	72,254

Oil, Gas & Consumable Fuels — 0.1%
AK Transneft OAO (Russia) (PRFC)*	284	623,015
Surgutneftegas OAO (Russia) (PRFC)*	706,700	582,777

		1,205,792

Paper & Forest Products
Suzano Papel e Celulose SA (Brazil) (PRFC A)	9,100	34,267

Semiconductors & Semiconductor Equipment — 0.1%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	878	920,053

Textiles, Apparel & Luxury Goods
Alpargatas SA (Brazil) (PRFC)	2,530	13,168

TOTAL PREFERRED STOCKS (cost $7,311,946)		7,936,695

RIGHTS*	Units	Value (Note 2)
Banks
Banca Popolare dell’Emilia Romagna SC (Italy), expiring 07/18/14	14,383	$12,270
LH Financial Group PCL (Thailand)	34,506	627
Security Bank Corp. (Philippines)	13,830	—

		12,897

Construction & Engineering
Mota-Engil Africa SGPS SA (Portugal)	396	516

Diversified Financial Services
Jinmao Investment (Hong Kong)	2,175	—

Insurance
Mercuries Life Ins (Taiwan)	726	23

Marine
HKE & HKE Ltd. (Hong Kong)	8,375	—

Metals & Mining
Acerinox SA (Spain), expiring 07/21/14	5,029	3,051

Real Estate Investment Trusts (REITs)
China New City Commercial Development (Switzerland)	1,320	—

Wireless Telecommunication Services
Hkt Trust And Hkt Ltd. (Hong Kong), expiring 07/15/14	11,160	3,301

TOTAL RIGHTS (cost $3,291)		19,788

WARRANTS*
Health Care Providers & Services
Golden Meditech (Hong Kong), expiring 07/30/15	19,272	—

Road & Rail
BTS Group Holdings PCL (Thailand), expiring 12/31/18(g)	95,700	2,329

TOTAL WARRANTS (cost $ — )		2,329

	Shares
UNAFFILIATED MUTUAL FUNDS
Chemtrade Logistics Income Fund	100	1,968
CPN Retail Growth Leasehold Property Fund	106,300	54,367
HBM Healthcare Investments AG (Class A Stock)*	2,122	202,317
Samui Airport Property Fund Leasehold	117,500	61,207
Solvalor 61	392	94,138

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $352,574)		413,997

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.8%
Non-Residential Mortgage-Backed Securities
Acis CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A, 144A
0.727%(c)	10/14/22	1,350	1,321,023
Series 2013-2A, Class ACOM, 144A
1.143%(c)	10/14/22	9,300	9,101,910

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Series 2014-4A, Class ACOM, 144A(g)
1.710%(c)	05/01/26		9,400	$9,264,894
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A1A, 144A
1.732%(c)	07/28/26		7,450	7,411,320
Series 2014-4A, Class A2, 144A
2.442%(c)	07/28/26		1,600	1,585,931
Brentwood CLO Corp. (Cayman Islands),
Series 2006-1A, Class A1A, 144A
0.495%(c)	02/01/22		5,501	5,439,423
Series 2006-1A, Class A1B, 144A
0.495%(c)	02/01/22		2,256	2,230,786
KKR Financial CLO Ltd.,
Series 2007-1A, Class A, 144A
0.574%(c)	05/15/21		3,144	3,112,692
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.675%(c)	05/15/26		8,350	8,327,697
Series 2014-1A, Class A2, 144A
2.275%(c)	05/15/26		1,500	1,495,137
SLM Student Loan Trust,
Series 2008-5, Class A4
1.929%(c)	07/25/23		4,000	4,195,192

				53,486,005

TOTAL ASSET-BACKED SECURITIES (cost $53,208,874)				53,486,005

BANK LOANS(c)
Household Durables
Tripointe Homes, Inc., Term Loan(g) — %(p)	04/07/19		500	500,000

Specialty Retail
Mens Warehouse, Inc., Term Loan — %(p)	03/28/15		100	100,275

TOTAL BANK LOANS (cost $600,000)				600,275

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class A1A
5.361%	02/15/40		18,572	19,930,240
Series 2007-C2, Class A1A
5.526%(c)	01/15/49		20,137	21,771,214
FHLMC Multifamily Structured Pass-Through Certificates,
Series K016, Class A2
2.968%	10/25/21	(a)	25,000	25,851,575
Series K035, Class A2
3.458%	08/25/23		1,100	1,157,103
Series K714, Class A2
3.034%	10/25/20		6,500	6,790,985
Series KS01, Clas A2
2.522%	01/25/23		6,300	6,226,863

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A1A
5.559%	10/15/48			11,865	$12,885,168

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $94,841,963)					94,613,148

CONVERTIBLE BOND
Metals & Mining
Peabody Energy Corp., Jr. Sub. Notes
(cost $83,276)
4.750%	12/15/66			100	75,063

CORPORATE BONDS — 10.8%
Banks — 2.8%
Australia & New Zealand Banking Group Ltd. (Australia),
Sub. Notes, 144A
4.500%	03/19/24			1,625	1,667,893
Bank of America Corp.,
Sr. Unsec’d. Notes
2.650%	04/01/19			5,075	5,144,020
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24	(a)		2,700	2,755,434
4.125%	01/22/24			6,500	6,701,455
Bank of Thailand (Thailand),
Unsec’d. Notes
2.950%	01/14/16		THB	11,840	368,577
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.500%	02/20/19	(a)		2,750	2,785,489
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15			2,600	2,607,129
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.375%	03/01/23			2,675	2,664,765
Compass Bank,
Sub. Notes
5.500%	04/01/20			1,750	1,905,444
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
2.300%	05/28/19			1,625	1,627,610
Sub. Notes, 144A
6.500%	08/08/23			1,650	1,831,500
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, MTN, 144A
8.250%	06/17/32		IDR	3,200,000	255,757
Intesa Sanpaolo SpA (Italy),
Bank Gtd. Notes
2.375%	01/13/17			2,050	2,080,953
3.125%	01/15/16			5,675	5,833,355
3.875%	01/15/19	(a)		1,150	1,206,031
Gtd. Notes, 144A
5.017%	06/26/24			2,050	2,074,221
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22			4,675	4,696,341

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes, MTN, 144A
16.000%	07/02/19		NGN	33,640	$241,331
Unsec’d. Notes, MTN, 144A
5.250%	05/17/18		IDR	30,762,000	2,380,779
9.000%	03/19/29		IDR	1,665,000	144,104
Lloyds Bank PLC (United Kingdom),
Bank Gtd. Notes
2.300%	11/27/18			1,450	1,472,208
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
2.600%	06/24/19			2,600	2,616,435
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
5.950%	12/28/17			5,650	6,432,350
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
1.453%(c)	03/29/49	(a)		3,400	3,276,750
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.550%	09/18/15			1,725	1,760,576
Sub. Notes
6.000%	12/19/23			2,150	2,324,591
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS
9.500%(c)	03/16/22			1,050	1,231,125
Santander Bank NA (Spain),
Sub. Notes
8.750%	05/30/18			1,725	2,099,817
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23			1,125	1,215,035
Standard Chartered Bank Singapore Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
6.625%	05/17/33		IDR	1,500,000	101,539
8.375%	03/19/24		IDR	2,000,000	170,982
9.000%	03/19/29		IDR	3,001,000	259,734
9.000%	03/19/29		IDR	1,000,000	86,549
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sub. Notes, 144A
4.436%	04/02/24			3,175	3,318,021
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18			4,700	4,760,099
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	(a)		4,575	4,852,931

					84,950,930

Beverages — 0.2%
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
4.450%	01/15/22	(a)		5,100	5,437,135

Biotechnology
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	05/15/19			1,325	1,328,658

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Chemicals — 0.2%
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		2,943	$3,319,633
Monsanto Co.,
Sr. Unsec’d. Notes
2.125%	07/15/19		2,425	2,430,992
4.400%	07/15/44		1,925	1,929,227

				7,679,852

Commercial Services & Supplies — 0.2%
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.350%	10/15/19		3,925	3,920,800
3.300%	10/15/22		1,900	1,880,597

				5,801,397

Construction & Engineering — 0.1%
MDC Holdings, Inc.,
Gtd. Notes
5.500%	01/15/24		1,900	1,974,938
6.000%	01/15/43		2,600	2,459,600

				4,434,538

Consumer Finance — 0.1%
American Express Co.,
Sub. Notes
6.800%(c)	09/01/66		2,325	2,557,500

Diversified Financial Services — 0.4%
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22		3,000	3,054,402
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.875%	08/02/21		3,950	4,637,549
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		3,700	4,488,859

				12,180,810

Diversified Telecommunication Services — 0.9%
Juniper Networks, Inc.,
Sr. Unsec’d. Notes
4.500%	03/15/24		850	888,989
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18		1,900	1,985,643
5.462%	02/16/21		1,750	1,987,071
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.650%	09/14/18		4,525	4,839,402
4.150%	03/15/24	(a)	2,175	2,271,031
4.500%	09/15/20	(a)	5,575	6,132,455
5.150%	09/15/23		7,725	8,644,993
6.550%	09/15/43		1,325	1,667,434

				28,417,018

Electric Utilities — 0.4%
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42		1,400	1,334,411

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric Utilities (continued)
4.125%	02/01/42	(a)	1,919	$1,926,916
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	(a)	3,400	4,215,449
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20		1,750	2,065,261
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67		1,125	1,171,334
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36		840	933,004
Southern California Edison Co.,
First Ref. Mortgage
4.050%	03/15/42		1,750	1,729,868

				13,376,243

Electrical Equipment — 0.1%
Roper Industries, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18		2,400	2,403,893

Energy Equipment & Services — 0.3%
Enterprise Products Operating LLC,
Gtd. Notes
8.375%(c)	08/01/66		5,500	6,190,800
TransCanada PipeLines Ltd. (Canada),
Jr. Sub. Notes
6.350%(c)	05/15/67	(a)	2,935	3,056,069

				9,246,869

Financial Services
Alliance Global Group, Inc. (Philippines),
Gtd. Notes
6.500%	08/18/17		100	109,000

Food & Staples Retailing — 0.1%
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17	(a)	1,800	1,815,581

Food Products — 0.1%
Mondelez International, Inc.,
Sr. Unsec’d. Notes
6.500%	02/09/40		1,317	1,686,455

Health Care Equipment & Supplies — 0.1%
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20		1,536	1,795,255

Health Care Providers & Services — 0.2%
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16		4,500	4,688,213

Household Products — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.700%	06/01/43		2,825	2,614,385

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance — 0.5%
Alleghany Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/20		2,200	$2,496,703
American International Group, Inc.,
Sr. Unsec’d. Notes, MTN
5.850%	01/16/18		4,300	4,908,803
Genworth Holdings, Inc.,
Gtd. Notes
7.625%	09/24/21	(a)	1,475	1,847,963
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		2,500	3,100,907
Reliance Standard Life Global Funding II,
Sr. Sec’d. Notes, 144A
2.500%	04/24/19		1,750	1,755,527

				14,109,903

Machinery
Deere & Co.,
Sr. Unsec’d. Notes
3.900%	06/09/42	(a)	1,525	1,451,420

Media — 0.8%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22		6,250	6,453,850
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	(a)	6,200	6,157,697
Time Warner Cable, Inc.,
Gtd. Notes
5.500%	09/01/41		4,800	5,369,698
5.875%	11/15/40	(a)	1,750	2,041,305
7.300%	07/01/38	(a)	3,352	4,509,187

				24,531,737

Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
2.150%	03/01/17	(a)	3,750	3,827,479
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
1.700%	05/27/16		2,900	2,926,396
2.500%	01/15/19	(a)	5,325	5,311,448

				12,065,323

Oil, Gas & Consumable Fuels — 0.8%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.450%	09/15/36		1,475	1,880,989
BG Energy Capital PLC (United Kingdom),
Gtd. Notes
6.500%(c)	11/30/72		2,800	3,097,500
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.245%	05/06/22		8,000	8,098,928
KazMunaiGaz Finance Sub BV (Kazakhstan),
Sr. Unsec’d. Notes, RegS
11.750%	01/23/15		370	390,583

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.875%	03/17/20		2,780	$2,855,338
6.250%	03/17/24		780	830,232
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/18/18		410	430,910
6.000%	03/05/20		344	393,536
Gtd. Notes, 144A
6.375%	01/23/45		1,900	2,206,375
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43	(a)	1,275	1,342,943
Transocean, Inc.,
Gtd. Notes
6.500%	11/15/20		2,725	3,151,623

				24,678,957

Personal Products — 0.1%
Avon Products, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/20		3,000	3,111,006

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17		6,000	6,032,724
Actavis Funding SCS,
Gtd. Notes, 144A
2.450%	06/15/19		600	601,680

				6,634,404

Pipelines — 0.1%
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25	(a)	2,800	2,812,919

Real Estate — 0.2%
ERP Operating LP,
Sr. Unsec’d. Notes
4.500%	07/01/44		3,100	3,110,125
Sr. Housing Properties Trust,
Sr. Unsec’d. Notes
3.250%	05/01/19		1,575	1,595,124

				4,705,249

Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23		2,827	2,772,269
Cubesmart LP,
Gtd. Notes
4.375%	12/15/23		1,125	1,166,816
DDR Corp.,
Sr. Unsec’d. Notes
4.625%	07/15/22		4,600	4,922,216
HCP, Inc.,
Sr. Unsec’d. Notes
3.150%	08/01/22	(a)	3,750	3,677,437

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/23		3,000	$3,009,471
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.700%	04/15/23		2,500	2,429,265
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23	(a)	4,250	4,287,430

				22,264,904

Real Estate Management & Development — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		3,000	2,965,350

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
1.000%	05/03/18		2,000	1,955,912
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17		2,600	2,687,222
2.750%	01/14/19		1,650	1,691,842
4.300%	06/01/21	(a)	1,250	1,337,463

				7,672,439

Thrifts & Mortgage Finance
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.450%	08/27/18		700	741,795

Tobacco — 0.2%
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18		4,400	4,425,995
3.500%	02/11/23		1,250	1,238,413

				5,664,408

Transportation Infrastructure — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	03/15/16		1,900	1,953,057
Unsec’d. Notes, 144A
3.125%	05/11/15		2,300	2,350,037

				4,303,094

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19		MXN 2,010	158,262
China Unicom Hong Kong Ltd. (China),
Sr. Unsec’d. Notes, MTN
4.000%	04/16/17		CNY 1,000	161,175
ENTEL Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.875%	10/30/24		1,790	1,864,000

				2,183,437

TOTAL CORPORATE BONDS (cost $327,878,932)				330,420,077

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS — 2.2%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.375%	04/06/23			9,470	$12,367,119
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.970%	12/31/33			70	58,816
13.267%(c)	12/15/35		EUR	160	17,417
Brazil Letras do Tesouro Nacional (Brazil),
Unsec’d. Notes
10.329%	01/01/15		BRL	3,489	1,495,744
Brazil Notas do Tesouro Nacional (Brazil),
Notes
9.762%	01/01/23		BRL	6,064	2,459,116
14.049%	08/15/50		BRL	1,153	1,242,719
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25			830	841,205
8.250%	01/20/34			600	831,000
Chile Government International (Chile),
Sr. Unsec’d. Notes
3.625%	10/30/42			1,075	943,313
Unsec’d. Notes, RegS
6.000%	01/01/20		CLP	90,000	174,807
Colombian TES (Colombia),
Bonds
6.000%	04/28/28		COP	559,400	270,508
7.000%	05/04/22		COP	3,634,400	1,986,096
7.500%	08/26/26		COP	389,500	214,801
Dominican Republic International (Dominican Republic),
Sr. Unsec’d. Notes, RegS
14.500%	02/10/23		DOP	14,000	350,347
18.500%	02/04/28		DOP	5,800	170,578
Hungary Government (Hungary),
Bonds
5.500%	06/24/25		HUF	62,010	301,231
6.000%	11/24/23		HUF	8,390	41,999
6.500%	06/24/19		HUF	21,090	106,598
7.000%	06/24/22		HUF	59,650	314,868
Israel Government,
Gov’t. Gtd. Notes
5.500%	12/04/23			700	852,538
5.500%	04/26/24	(a)		5,000	6,100,320
5.500%	09/18/33	(a)		2,159	2,703,573
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.418%	08/15/22		MYR	120	35,927
3.434%	08/15/14		MYR	330	102,817
3.480%	03/15/23		MYR	340	101,850
3.654%	10/31/19		MYR	930	288,531
3.741%	02/27/15		MYR	2,760	862,869
3.889%	07/31/20		MYR	240	74,798
4.048%	09/30/21		MYR	430	135,041
4.160%	07/15/21		MYR	130	41,000
4.181%	07/15/24		MYR	2,950	929,672
Mexican Bonos (Mexico),
Bonds
4.750%	06/14/18		MXN	10,634	829,054
6.250%	06/16/16		MXN	31,938	2,595,584
6.500%	06/10/21		MXN	1,351	111,571
6.500%	06/09/22		MXN	3,075	251,943

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
7.250%	12/15/16	MXN	3,062	$255,829
7.500%	06/03/27	MXN	750	65,588
7.750%	05/29/31	MXN	21	1,851
8.000%	12/07/23	MXN	118	10,662
8.500%	05/31/29	MXN	1,528	143,839
8.500%	11/18/38	MXN	2,759	259,174
10.000%	11/20/36	MXN	12,523	1,343,223
Mexican Udibonos (Mexico),
Bonds, TIPS
3.500%	12/14/17	MXN	37	16,119
5.000%	06/16/16	MXN	696	302,137
Nigeria Government Bond (Nigeria),
Bonds
16.000%	06/29/19	NGN	17,700	126,943
Peruvian Government International (Peru),
Sr. Unsec’d. Notes, RegS
5.200%	09/12/23	PEN	883	313,002
6.900%	08/12/37	PEN	10	3,732
6.950%	08/12/31	PEN	3	1,152
8.200%	08/12/26	PEN	121	52,811
Republic of Argentina (Argentina),
Sr. Unsec’d. Notes
12.453%(s)	12/15/35		2,460	195,816
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
7.125%	01/20/37		480	607,200
Republic of Honduras (Honduras),
Sr. Unsec’d. Notes, 144A
8.750%	12/16/20		200	221,500
Republic of Paraguay (Paraguay),
Sr. Unsec’d. Notes, RegS
4.625%	01/25/23		260	264,160
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
4.950%	01/15/21	PHP	14,000	340,378
Republic of Poland (Poland),
Bonds
2.500%	07/25/18	PLN	930	301,946
3.250%	07/25/25	PLN	230	73,357
4.000%	10/25/23	PLN	660	226,672
5.250%	10/25/20	PLN	540	198,795
5.500%	10/25/19	PLN	550	202,766
5.750%	09/23/22	PLN	870	334,891
Republic of South Africa (South Africa),
Bonds
7.250%	01/15/20	ZAR	2,273	208,509
7.750%	02/28/23	ZAR	2,020	185,158
8.000%	01/31/30	ZAR	3,750	328,420
8.750%	02/28/48	ZAR	840	76,163
Sr. Unsec’d. Notes
6.750%	03/31/21	ZAR	4,740	417,548
Romania Government Bond (Romania),
Bonds
4.750%	06/24/19	RON	610	200,768
5.900%	07/26/17	RON	570	193,016
5.950%	06/11/21	RON	920	322,154
Sr. Unsec’d. Notes
6.500%	06/18/18	EUR	40	64,445
Sr. Unsec’d. Notes, MTN
4.625%	09/18/20	EUR	210	323,066

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
4.875%	11/07/19	EUR	140	$217,285
Russian Federal Bond (Russia), Bonds
6.200%	01/31/18	RUB	13,770	382,399
7.000%	01/25/23	RUB	29,310	804,893
7.000%	08/16/23	RUB	45,750	1,243,161
7.050%	01/19/28	RUB	39,390	1,036,487
8.150%	02/03/27	RUB	11,620	336,475
Russian Federal Bond - OFZ (Russia), Bonds
7.600%	04/14/21	RUB	890	25,515
7.600%	07/20/22	RUB	850	24,155
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes, RegS
7.850%	03/10/18	RUB	10,000	292,983
Thailand Government (Thailand),
Sr. Unsec’d. Notes
3.125%	12/11/15	THB	7,790	243,063
3.580%	12/17/27	THB	27,060	803,600
3.625%	06/16/23	THB	11,950	364,542
3.650%	12/17/21	THB	11,710	362,163
3.875%	06/13/19	THB	3,730	118,681
Sr. Unsec’d. Notes, TIPS
1.200%	07/14/21	THB	4,300	137,178
Unsec’d. Notes, TIPS
1.250%	03/12/28	THB	400	11,316
Titulos de Tesoreria Bond (Colombia), Bonds
8.000%	10/28/15	COP	118,800	65,629
Turkey Government Bond (Turkey), Bonds
7.100%	03/08/23	TRY	635	271,702
8.300%	10/07/15	TRY	280	132,361
8.300%	06/20/18	TRY	1,405	665,992
8.500%	09/14/22	TRY	240	112,206
8.800%	11/14/18	TRY	1,550	743,870
8.800%	09/27/23	TRY	610	289,078
9.000%	03/08/17	TRY	2,410	1,159,714
9.500%	01/12/22	TRY	765	376,705
Sr. Unsec’d. Notes
6.750%	04/03/18		2,640	2,980,560
7.500%	07/14/17		2,710	3,083,503
United Mexican States (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		3,000	3,060,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $68,514,390)				67,733,376

MUNICIPAL BONDS — 0.3%
California — 0.2%
State of California,
General Obligation Unlimited
7.550%	04/01/39		3,300	4,910,433

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33		2,420	2,424,888
6.630%	02/01/35		1,000	1,129,510

				3,554,398

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
Illinois (continued)
TOTAL MUNICIPAL BONDS (cost $8,512,159)			$8,464,831

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Federal Home Loan Mortgage Corp.,
Series 2755, Class ZA
5.000%	02/15/34	1,309	1,425,228
Series 4273, Class PD
6.500%	11/15/43	3,532	3,964,483
Federal National Mortgage Assoc.,
Series 2007-33, Class HF
0.502%(c)	04/25/37	776	775,537
Series 2011-52, Class GB
5.000%	06/25/41	2,450	2,671,245
Series 2011-99, Class DB
5.000%	10/25/41	2,175	2,397,516
Series 2012-111, Class B
7.000%	10/25/42	733	810,415
Series 2012-153, Class B
7.000%	07/25/42	2,146	2,469,170

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $14,375,028)			14,513,594

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.7%
Federal Farm Credit Banks
3.500%	12/20/23	8,900	9,409,569
Federal Home Loan Banks
2.125%	06/09/23	6,100	5,821,901
3.375%	09/08/23	3,400	3,561,507
5.375%	08/15/24	1,400	1,700,094
Federal Home Loan Mortgage Corp.
3.000%	05/01/42-06/01/43	7,698	7,610,559
3.500%	06/01/42	350	361,311
5.000%	04/01/33-07/01/39	3,604	3,997,725
5.500%	01/01/36-08/01/40	5,600	6,248,343
7.000%	02/01/39	2,013	2,277,960
Federal National Mortgage Assoc.
3.000%	08/01/42-05/01/43	40,426	40,105,715
3.500%	TBA	52,000	53,527,500
4.000%	TBA	11,000	11,638,946
4.000%	TBA	27,000	28,653,750
4.500%	TBA	8,000	8,663,752
5.000%	02/01/23-08/01/41	2,715	3,024,117
5.000%	TBA	14,000	15,546,563
5.500%	03/01/33-12/01/39	6,381	7,178,645
6.000%	04/01/34-05/01/41	38,884	43,811,986
6.000%	TBA	3,000	3,379,218
6.250%	05/15/29	7,000	9,400,678
7.000%	03/01/39	1,222	1,379,010
Government National Mortgage Assoc.
2.500%	12/15/42	368	356,088
4.000%	TBA	5,000	5,335,937
4.000%	TBA	13,000	13,912,031
5.000%	02/15/39-07/15/40	2,000	2,198,185
5.000%	TBA	1,000	1,098,775

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	11/15/32-01/15/35	4,796	$5,403,811

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $291,804,296)			295,603,676

U.S. TREASURY OBLIGATIONS — 12.0%
U.S. Treasury Bonds
3.000%	05/15/42	13,100	12,354,937
3.125%	02/15/42	29,300	28,347,750
3.625%	08/15/43-02/15/44	22,600	23,858,493
3.750%	11/15/43	6,800	7,344,000
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	01/15/22	5,400	5,693,086
0.625%	01/15/24	7,320	7,706,109
1.375%	02/15/44	4,100	4,586,516
2.500%(a)	01/15/29	3,400	4,736,332
U.S. Treasury Notes
0.125%(a)	04/30/15	97,400	97,418,993
0.250%	04/15/16	70,400	70,237,728
1.500%(a)	01/31/19-05/31/19	30,500	30,423,625
1.625%	03/31/19-06/30/19	37,500	37,582,104
2.125%	01/31/21	10,800	10,853,158
2.250%	04/30/21	17,000	17,167,348
3.375%	05/15/44	8,200	8,255,096

TOTAL U.S. TREASURY OBLIGATIONS (cost $367,251,215)			366,565,275

TOTAL LONG-TERM INVESTMENTS (cost $2,040,660,069)			2,133,739,909

Shares
SHORT-TERM INVESTMENTS — 35.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 35.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,083,621,496; includes $97,959,322 of cash collateral for securities on loan)(b)(w)(Note 4)	1,083,621,496	1,083,621,496

		Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS(n) — 0.1%
Bank Negara Malaysia Monetary Notes
2.902%	08/14/14	MYR	2,060	639,268
2.938%	10/16/14	MYR	580	179,067
2.951%	10/28/14	MYR	540	166,554
2.962%	11/06/14	MYR	460	141,768
3.099%	01/20/15	MYR	1,470	449,893
Mexico Cetes
1.000%	05/24/14	MXN	55,385	421,093
Nigeria U.S. Treasury Bills
10.599%	09/04/14	NGN	14,730	88,630
11.264%	06/04/15	NGN	14,050	77,955

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN TREASURY OBLIGATIONS(n) (continued)
11.407%	05/07/15	NGN	19,120	$107,232

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $2,253,921)				2,271,460

TOTAL SHORT-TERM INVESTMENTS (cost $1,085,875,417)				1,085,892,956

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 105.6% (cost $3,126,535,486)				3,219,632,865

SECURITY SOLD SHORT — (0.8)%
U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc.
3.000%	TBA		26,000	(25,685,166)

(proceeds received $25,381,875)
TOTAL INVESTMENTS — 104.8% (cost $3,101,153,611)				3,193,947,699
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (4.8)%				(146,471,530)

NET ASSETS — 100.0%				$3,047,476,169

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
ADS	American Depositary Security
AEX	Euronext Amsterdam Exchange
ASX	Australian Securities Exchange
BDR	Brazilian Depositary Receipt
CAC	French Stock Market Index
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
CVA	Certificate Van Aandelen (Bearer)
CXP	Columbia Property Trust, Inc.
DAX	German Stock Index
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
IBEX	Spanish Exchange Index
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
LMA	Lima Stock Exchange
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

NASDAQ	National Association of Securities Dealers Automated Quotations
NYSE	New York Stock Exchange
OMXS	Sweden Stock Market Index
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
SLM	Student Loan Mortgage
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipts
SPI	Swiss Performance Index
STOXX	Stock Index of Eurozone
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
USA	United State of America
UTS	Unit Trust Security
XLON	London Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,650,968; cash collateral of $97,959,322 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30,2014.

(f)	Indicates a restricted security; the aggregate cost of such securities is $1,080,771. The aggregate value of $1,887,737 is approximately .06% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2014.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
13	2 Year U.S. Treasury Notes	Sep. 2014	$2,851,406	$2,854,719	$3,313
886	5 Year U.S. Treasury Notes	Sep. 2014	106,058,554	105,842,391	(216,163)
134	Amsterdam Index	Jul. 2014	15,222,018	15,165,138	(56,880)
141	ASX SPI 200 Index	Sep. 2014	17,786,209	17,796,181	9,972
461	CAC40 10 Euro	Jul. 2014	28,464,624	27,913,761	(550,863)
59	DAX Index	Sep. 2014	20,103,177	19,913,409	(189,768)
19	Euro STOXX 50	Sep. 2014	851,527	840,860	(10,667)
444	FTSE 100 Index	Sep. 2014	51,011,226	50,994,044	(17,182)
21	FTSE/MIB Index	Sep. 2014	3,122,073	3,062,871	(59,202)
40	Hang Seng Index	Jul. 2014	5,889,799	5,962,015	72,216
70	IBEX 35 Index	Jul. 2014	10,525,941	10,405,107	(120,834)
24	Mini MSCI Emerging Markets Index	Sep. 2014	1,243,615	1,248,840	5,225
676	OMXS30 Index	Jul. 2014	14,031,384	13,956,971	(74,413)
1,818	Russell 2000 Mini Index	Sep. 2014	211,212,975	216,396,540	5,183,565
2,998	S&P 500 E-Mini	Sep. 2014	288,297,167	292,664,760	4,367,593

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions (continued)
166	S&P/TSX 60 Index	Sep. 2014	$26,561,867	$26,873,005	$311,138
50	SGX MSCI Singapore Index	Jul. 2014	2,972,332	2,971,369	(963)
591	TOPIX Index	Sep. 2014	72,458,388	73,652,583	1,194,195

					9,850,282

Short Positions:
412	90 Day Euro Dollar	Sep. 2016	101,062,552	101,233,550	(170,998)
786	90 Day Euro Dollar	Dec. 2016	192,098,912	192,619,125	(520,213)
512	90 Day Euro Dollar	Mar. 2017	125,024,586	125,203,200	(178,614)
422	90 Day Euro Dollar	Jun. 2017	102,891,346	102,983,825	(92,479)
438	10 Year U.S. Treasury Notes	Sep. 2014	54,565,388	54,825,281	(259,893)
33	20 Year U.S. Treasury Bonds	Sep. 2014	4,523,459	4,527,188	(3,729)
253	30 Year U.S. Ultra Treasury Bonds	Sep. 2014	37,794,754	37,934,188	(139,434)

					(1,365,360)

					$8,484,922

(1)	Cash of $35,685,179 has been segregated to cover requirements for open contracts at June 30, 2014.

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/17/14	Societe Generale	AUD	18,020	$16,700,240	$16,894,967	$194,727
Brazilian Real,
Expiring 07/03/14	RBC Dominion Securities	BRL	292	129,000	131,964	2,964
Expiring 07/07/14	Hong Kong & Shanghai Bank	BRL	295	128,000	133,276	5,276
Expiring 07/07/14	RBC Dominion Securities	BRL	295	129,000	133,352	4,352
Expiring 07/07/14	RBC Dominion Securities	BRL	293	128,000	132,497	4,497
Expiring 07/07/14	RBC Dominion Securities	BRL	281	122,799	126,899	4,100
Expiring 07/07/14	UBS AG	BRL	294	129,000	132,732	3,732
Expiring 07/09/14	Morgan Stanley	BRL	1,168	509,964	527,236	17,272
Expiring 07/18/14	Barclays Capital Group	BRL	6,421	2,818,483	2,889,757	71,274
Expiring 07/23/14	Morgan Stanley	BRL	291	128,000	130,792	2,792
Expiring 07/28/14	UBS AG	BRL	292	130,951	130,936	(15)
British Pound,
Expiring 09/17/14	Deutsche Bank AG	GBP	27,505	46,173,056	47,040,759	867,703
Canadian Dollar,
Expiring 09/17/14	Deutsche Bank AG	CAD	23,250	21,218,344	21,745,847	527,503
Expiring 09/17/14	Societe Generale	CAD	1,050	982,242	982,070	(172)
Chilean Peso,
Expiring 07/10/14	Bank of America	CLP	70,394	128,000	127,144	(856)
Expiring 07/14/14	Credit Suisse First Boston Corp.	CLP	71,800	129,992	129,624	(368)
Chinese Yuan,
Expiring 07/11/14	Hong Kong & Shanghai Bank	CNY	3,435	547,924	552,938	5,014
Expiring 08/11/14	Morgan Stanley	CNY	1,775	282,717	285,059	2,342
Expiring 09/05/14	Citigroup Global Markets	CNY	1,744	277,427	279,661	2,234
Expiring 09/05/14	Deutsche Bank AG	CNY	1,741	277,144	279,265	2,121
Expiring 09/17/14	Barclays Capital Group	CNY	6,540	1,045,000	1,048,174	3,174
Expiring 09/17/14	Barclays Capital Group	CNY	1,613	257,000	258,523	1,523
Expiring 09/17/14	Deutsche Bank AG	CNY	3,268	523,000	523,732	732
Colombian Peso,
Expiring 07/18/14	Bank of America	COP	406,427	216,000	216,314	314
Expiring 07/18/14	Credit Suisse First Boston Corp.	COP	935,993	490,000	498,165	8,165
Expiring 07/18/14	Hong Kong & Shanghai Bank	COP	151,584	78,136	80,678	2,542
Expiring 07/18/14	RBC Dominion Securities	COP	80,933	41,674	43,075	1,401
Danish Krone,
Expiring 09/17/14	Deutsche Bank AG	DKK	16,020	2,930,293	2,943,581	13,288
Expiring 09/17/14	Societe Generale	DKK	1,520	279,314	279,291	(23)

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 07/31/14	Citigroup Global Markets	EUR	196	$265,868	$268,516	$2,648
Expiring 07/31/14	UBS AG	EUR	431	585,391	590,781	5,390
Expiring 09/17/14	Barclays Capital Group	EUR	94	127,757	128,753	996
Expiring 09/17/14	BNP Paribas	EUR	96	129,966	131,492	1,526
Expiring 09/17/14	Citigroup Global Markets	EUR	193	261,632	264,354	2,722
Expiring 09/17/14	Morgan Stanley	EUR	96	130,038	131,492	1,454
Expiring 09/17/14	Societe Generale	EUR	860	1,177,927	1,177,950	23
Expiring 09/17/14	Standard Chartered PLC	EUR	48,550	66,212,903	66,499,398	286,495
Hong Kong Dollar,
Expiring 09/17/14	Morgan Stanley	HKD	45,630	5,886,337	5,885,067	(1,270)
Expiring 09/17/14	Societe Generale	HKD	1,760	227,008	226,994	(14)
Hungarian Forint,
Expiring 09/17/14	Barclays Capital Group	HUF	34,690	152,281	152,918	637
Expiring 09/17/14	Barclays Capital Group	HUF	17,415	76,899	76,770	(129)
Expiring 09/17/14	Deutsche Bank AG	HUF	41,676	183,787	183,713	(74)
Expiring 09/17/14	Deutsche Bank AG	HUF	21,439	95,094	94,506	(588)
Expiring 09/17/14	Deutsche Bank AG	HUF	18,529	82,255	81,681	(574)
Expiring 09/17/14	Deutsche Bank AG	HUF	17,318	76,769	76,339	(430)
Expiring 09/17/14	Deutsche Bank AG	HUF	13,360	59,556	58,894	(662)
Expiring 09/17/14	Deutsche Bank AG	HUF	7,780	34,374	34,295	(79)
Expiring 09/17/14	Hong Kong & Shanghai Bank	HUF	136,376	609,367	601,170	(8,197)
Indian Rupee,
Expiring 07/02/14	Bank of America	INR	15,117	256,000	251,217	(4,783)
Expiring 07/17/14	JPMorgan Chase	INR	8,788	146,458	145,468	(990)
Expiring 07/17/14	JPMorgan Chase	INR	6,899	114,000	114,210	210
Expiring 07/21/14	Citigroup Global Markets	INR	7,810	129,000	129,151	151
Expiring 08/01/14	Standard Chartered PLC	INR	7,822	129,656	128,994	(662)
Expiring 08/08/14	Royal Bank of Scotland Group PLC	INR	30,629	504,810	504,307	(503)
Expiring 09/05/14	Bank of America	INR	15,117	249,008	247,255	(1,753)
Expiring 09/23/14	Barclays Capital Group	INR	18,697	306,032	304,297	(1,735)
Expiring 09/23/14	Citigroup Global Markets	INR	15,084	247,527	245,499	(2,028)
Expiring 09/23/14	Westpac Banking Corp.	INR	15,320	251,205	249,331	(1,874)
Expiring 09/26/14	Citigroup Global Markets	INR	15,342	251,165	249,495	(1,670)
Expiring 09/26/14	Hong Kong & Shanghai Bank	INR	15,315	250,530	249,048	(1,482)
Expiring 09/26/14	UBS AG	INR	15,360	251,165	249,781	(1,384)
Indonesian Rupiah,
Expiring 07/25/14	Bank of America	IDR	443,270	37,084	37,211	127
Expiring 07/25/14	Barclays Capital Group	IDR	1,647,202	140,128	138,280	(1,848)
Expiring 07/25/14	Deutsche Bank AG	IDR	815,460	69,937	68,457	(1,480)
Expiring 07/25/14	Deutsche Bank AG	IDR	719,916	60,043	60,436	393
Israeli Shekel,
Expiring 09/17/14	Bank of America	ILS	885	255,200	257,780	2,580
Expiring 09/17/14	Deutsche Bank AG	ILS	3,680	1,062,770	1,071,950	9,180
Expiring 09/17/14	Societe Generale	ILS	160	46,645	46,607	(38)
Japanese Yen,
Expiring 09/17/14	Bank of America	JPY	26,428	260,000	261,026	1,026
Expiring 09/17/14	JPMorgan Chase	JPY	13,170	130,000	130,080	80
Expiring 09/17/14	Societe Generale	JPY	4,398,000	42,898,821	43,438,662	539,841
Expiring 09/17/14	Societe Generale	JPY	52,000	513,590	513,600	10
Malaysian Ringgit,
Expiring 07/14/14	Standard Chartered PLC	MYR	818	251,034	254,365	3,331
Expiring 07/25/14	Bank of America	MYR	2,556	784,149	794,576	10,427
Expiring 07/25/14	Bank of America	MYR	2,530	769,925	786,457	16,532
Expiring 07/25/14	BNP Paribas	MYR	2,514	765,332	781,503	16,171
Expiring 07/25/14	Hong Kong & Shanghai Bank	MYR	2,547	781,150	791,659	10,509
Expiring 07/25/14	Westpac Banking Corp.	MYR	2,751	838,000	854,938	16,938
Expiring 08/05/14	Westpac Banking Corp.	MYR	412	127,013	127,788	775

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso,
Expiring 09/17/14	Deutsche Bank AG	MXN	6,249	$475,969	$479,054	$3,085
Expiring 09/17/14	Hong Kong & Shanghai Bank	MXN	12,152	934,826	931,534	(3,292)
Expiring 09/17/14	State Street Bank	MXN	1,135	86,863	86,980	117
New Zealand Dollar,
Expiring 09/17/14	Societe Generale	NZD	320	269,724	278,066	8,342
Expiring 09/17/14	Societe Generale	NZD	20	17,388	17,379	(9)
Nigerian Naira,
Expiring 09/16/14	Standard Chartered PLC	NGN	16,712	100,025	100,780	755
Norwegian Krone,
Expiring 09/17/14	Societe Generale	NOK	10,350	1,732,249	1,682,195	(50,054)
Expiring 09/17/14	Societe Generale	NOK	1,200	195,160	195,038	(122)
Peruvian Nuevo Sol,
Expiring 07/18/14	Credit Suisse First Boston Corp.	PEN	113	40,280	40,296	16
Expiring 07/18/14	Deutsche Bank AG	PEN	193	69,210	68,931	(279)
Expiring 07/18/14	Deutsche Bank AG	PEN	74	26,485	26,438	(47)
Expiring 07/18/14	Standard Chartered PLC	PEN	196	69,493	69,897	404
Expiring 08/29/14	RBC Dominion Securities	PEN	421	149,826	149,472	(354)
Polish Zloty,
Expiring 09/17/14	BNP Paribas	PLN	2,927	958,775	958,945	170
Expiring 09/17/14	Credit Suisse First Boston Corp.	PLN	2,963	969,000	970,748	1,748
Expiring 09/17/14	Deutsche Bank AG	PLN	745	244,015	244,016	1
Expiring 09/17/14	Hong Kong & Shanghai Bank	PLN	3,009	986,609	985,786	(823)
Expiring 09/17/14	JPMorgan Chase	PLN	2,919	956,683	956,402	(281)
Romanian Leu,
Expiring 09/17/14	State Street Bank	RON	488	150,421	151,919	1,498
Russian Ruble,
Expiring 07/09/14	Credit Suisse First Boston Corp.	RUB	8,941	257,000	262,592	5,592
Expiring 07/18/14	Credit Suisse First Boston Corp.	RUB	938	25,758	27,481	1,723
Expiring 07/21/14	Credit Suisse First Boston Corp.	RUB	46,330	1,364,533	1,356,778	(7,755)
Expiring 07/21/14	Credit Suisse First Boston Corp.	RUB	4,519	129,000	132,336	3,336
Expiring 07/21/14	Credit Suisse First Boston Corp.	RUB	4,512	129,000	132,124	3,124
Singapore Dollar,
Expiring 09/17/14	Societe Generale	SGD	3,750	2,996,119	3,007,552	11,433
Expiring 09/17/14	Societe Generale	SGD	50	40,110	40,101	(9)
South African Rand,
Expiring 09/17/14	Barclays Capital Group	ZAR	1,815	167,024	168,366	1,342
Expiring 09/17/14	JPMorgan Chase	ZAR	38,862	3,560,102	3,605,527	45,425
South Korean Won,
Expiring 07/25/14	Hong Kong & Shanghai Bank	KRW	94,048	91,575	92,855	1,280
Swedish Krona,
Expiring 09/17/14	Societe Generale	SEK	45,600	6,869,481	6,819,232	(50,249)
Swiss Franc,
Expiring 09/17/14	Societe Generale	CHF	17,530	19,624,811	19,781,132	156,321
Thai Baht,
Expiring 07/14/14	Deutsche Bank AG	THB	2,046	62,842	62,982	140
Expiring 08/08/14	Deutsche Bank AG	THB	24,888	763,781	765,397	1,616
Turkish Lira,
Expiring 09/17/14	Bank of America	TRY	566	261,112	262,620	1,508
Expiring 09/17/14	Deutsche Bank AG	TRY	173	80,581	80,536	(45)
Expiring 09/17/14	Deutsche Bank AG	TRY	40	19,000	18,732	(268)
Expiring 09/17/14	Hong Kong & Shanghai Bank	TRY	564	260,000	261,696	1,696
Expiring 09/17/14	Hong Kong & Shanghai Bank	TRY	147	68,247	68,258	11
Expiring 09/17/14	JPMorgan Chase	TRY	280	131,000	129,784	(1,216)
Expiring 09/17/14	JPMorgan Chase	TRY	275	128,000	127,844	(156)
Expiring 09/17/14	Morgan Stanley	TRY	240	111,843	111,442	(401)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	547	254,982	253,947	(1,035)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	546	257,000	253,779	(3,221)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	274	128,000	127,058	(942)

				$272,397,188	$275,170,846	$2,773,658

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/17/14	Deutsche Bank AG	AUD	182	$168,732	$170,168	$(1,436)
Expiring 09/17/14	JPMorgan Chase	AUD	182	168,741	170,168	(1,427)
Expiring 09/17/14	Societe Generale	AUD	60	56,266	56,254	12
Expiring 09/17/14	Westpac Banking Corp.	AUD	187	173,829	175,325	(1,496)
Brazilian Real,
Expiring 07/07/14	BNP Paribas	BRL	296	131,000	133,563	(2,563)
Expiring 07/07/14	RBC Dominion Securities	BRL	696	308,115	314,312	(6,197)
Expiring 07/07/14	RBC Dominion Securities	BRL	291	128,000	131,369	(3,369)
Expiring 07/09/14	Citigroup Global Markets	BRL	295	131,000	132,948	(1,948)
Expiring 07/09/14	Morgan Stanley	BRL	291	129,708	131,490	(1,782)
Expiring 07/09/14	Morgan Stanley	BRL	290	128,000	130,760	(2,760)
Expiring 07/09/14	RBC Dominion Securities	BRL	289	130,706	130,437	269
Expiring 07/18/14	Barclays Capital Group	BRL	210	92,000	94,608	(2,608)
Expiring 07/18/14	Deutsche Bank AG	BRL	942	416,937	424,084	(7,147)
Expiring 07/18/14	Morgan Stanley	BRL	6,421	2,835,409	2,889,756	(54,347)
Expiring 07/18/14	Standard Chartered PLC	BRL	896	395,772	403,429	(7,657)
Expiring 07/23/14	UBS AG	BRL	288	128,000	129,646	(1,646)
Expiring 07/28/14	Morgan Stanley	BRL	289	130,000	129,829	171
Expiring 08/04/14	RBC Dominion Securities	BRL	500	225,000	223,721	1,279
British Pound,
Expiring 09/17/14	Societe Generale	GBP	400	684,125	684,105	20
Canadian Dollar,
Expiring 08/11/14	Deutsche Bank AG	CAD	136	125,632	127,310	(1,678)
Chilean Peso,
Expiring 07/18/14	RBC Dominion Securities	CLP	64,625	117,001	116,619	382
Chinese Yuan,
Expiring 09/17/14	Standard Chartered PLC	CNY	1,010	161,259	161,807	(548)
Colombian Peso,
Expiring 07/18/14	Citigroup Global Markets	COP	195,059	100,102	103,817	(3,715)
Expiring 07/18/14	Standard Chartered PLC	COP	2,324,722	1,197,940	1,237,292	(39,352)
Euro,
Expiring 07/31/14	Westpac Banking Corp.	EUR	656	890,817	898,864	(8,047)
Expiring 09/17/14	Morgan Stanley	EUR	766	1,043,878	1,049,198	(5,320)
Expiring 09/17/14	Morgan Stanley	EUR	95	129,461	130,123	(662)
Expiring 09/17/14	Societe Generale	EUR	190	260,137	260,244	(107)
Expiring 09/17/14	State Street Bank	EUR	94	128,360	128,888	(528)
Expiring 09/17/14	UBS AG	EUR	1,196	1,620,476	1,638,436	(17,960)
Hungarian Forint,
Expiring 09/17/14	Barclays Capital Group	HUF	17,684	78,000	77,955	45
Indonesian Rupiah,
Expiring 07/25/14	Bank of America	IDR	1,057,052	91,480	88,738	2,742
Expiring 07/25/14	Barclays Capital Group	IDR	3,360,774	293,236	282,132	11,104
Expiring 07/25/14	Deutsche Bank AG	IDR	1,121,000	95,000	94,106	894
Expiring 07/25/14	Deutsche Bank AG	IDR	774,800	65,000	65,043	(43)
Israeli Shekel,
Expiring 09/17/14	Bank of America	ILS	598	172,828	174,248	(1,420)
Expiring 09/17/14	Bank of America	ILS	149	43,046	43,358	(312)
Expiring 09/17/14	Barclays Capital Group	ILS	921	265,993	268,242	(2,249)
Expiring 09/17/14	Deutsche Bank AG	ILS	883	255,200	257,267	(2,067)

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Israeli Shekel (continued),
Expiring 09/17/14	Deutsche Bank AG	ILS	602	$174,085	$175,404	$(1,319)
Expiring 09/17/14	Hong Kong & Shanghai Bank	ILS	637	183,925	185,441	(1,516)
Expiring 09/17/14	JPMorgan Chase	ILS	635	183,819	185,072	(1,253)
Japanese Yen,
Expiring 09/17/14	BNP Paribas	JPY	9,706	94,931	95,866	(935)
Expiring 09/17/14	Deutsche Bank AG	JPY	9,878	96,864	97,560	(696)
Expiring 09/17/14	Societe Generale	JPY	26,294	257,000	259,699	(2,699)
Expiring 09/17/14	State Street Bank	JPY	9,681	95,029	95,617	(588)
Expiring 09/17/14	UBS AG	JPY	9,604	94,191	94,858	(667)
Malaysian Ringgit,
Expiring 07/14/14	Hong Kong & Shanghai Bank	MYR	698	217,000	217,157	(157)
Expiring 07/25/14	JPMorgan Chase	MYR	609	189,000	189,369	(369)
Expiring 07/30/14	Deutsche Bank AG	MYR	839	260,000	260,767	(767)
Expiring 08/05/14	Citigroup Global Markets	MYR	1,210	372,659	375,830	(3,171)
Expiring 08/05/14	Deutsche Bank AG	MYR	2,428	749,859	754,004	(4,145)
Expiring 08/06/14	Royal Bank of Scotland Group PLC	MYR	3,622	1,113,840	1,124,538	(10,698)
Expiring 08/18/14	Credit Suisse First Boston Corp.	MYR	412	128,000	127,878	122
Expiring 08/18/14	RBC Dominion Securities	MYR	504	156,533	156,457	76
Mexican Peso,
Expiring 09/17/14	Bank of America	MXN	23,466	1,796,308	1,798,863	(2,555)
Expiring 09/17/14	Deutsche Bank AG	MXN	1,674	128,000	128,311	(311)
Expiring 09/17/14	Deutsche Bank AG	MXN	1,526	116,613	116,944	(331)
Expiring 09/17/14	Deutsche Bank AG	MXN	471	35,963	36,079	(116)
Expiring 09/17/14	Hong Kong & Shanghai Bank	MXN	2,684	204,865	205,722	(857)
Expiring 09/17/14	Hong Kong & Shanghai Bank	MXN	1,225	93,799	93,922	(123)
Expiring 09/17/14	JPMorgan Chase	MXN	1,677	128,000	128,547	(547)
Expiring 09/17/14	State Street Bank	MXN	2,234	171,000	171,260	(260)
Expiring 09/17/14	State Street Bank	MXN	1,703	130,000	130,525	(525)
New Taiwanese Dollar,
Expiring 07/17/14	Westpac Banking Corp.	TWD	7,726	257,619	258,805	(1,186)
Expiring 07/25/14	Hong Kong & Shanghai Bank	TWD	9,319	309,642	312,193	(2,551)
Expiring 08/01/14	UBS AG	TWD	7,478	249,613	250,526	(913)
Expiring 08/22/14	Standard Chartered PLC	TWD	7,367	245,520	246,871	(1,351)
Philippine Peso,
Expiring 07/25/14	Bank of America	PHP	743	16,999	17,023	(24)
Expiring 07/25/14	Deutsche Bank AG	PHP	5,730	131,000	131,204	(204)
Polish Zloty,
Expiring 09/17/14	Bank of America	PLN	1,211	393,702	396,850	(3,148)
Expiring 09/17/14	BNP Paribas	PLN	444	144,442	145,295	(853)
Expiring 09/17/14	Deutsche Bank AG	PLN	319	103,674	104,511	(837)
Expiring 09/17/14	Deutsche Bank AG	PLN	156	50,614	50,951	(337)
Russian Ruble,
Expiring 07/09/14	Credit Suisse First Boston Corp.	RUB	4,528	131,000	132,987	(1,987)
Expiring 07/09/14	Credit Suisse First Boston Corp.	RUB	4,369	129,000	128,316	684
Expiring 07/09/14	Deutsche Bank AG	RUB	15,739	454,895	462,253	(7,358)
Expiring 07/09/14	JPMorgan Chase	RUB	4,396	129,000	129,118	(118)
Expiring 07/09/14	Morgan Stanley	RUB	4,527	131,000	132,947	(1,947)
Expiring 07/18/14	Deutsche Bank AG	RUB	2,097	58,742	61,455	(2,713)
Expiring 07/21/14	Credit Suisse First Boston Corp.	RUB	4,496	129,000	131,655	(2,655)
Expiring 07/21/14	Credit Suisse First Boston Corp.	RUB	4,441	129,000	130,061	(1,061)
Expiring 07/21/14	Hong Kong & Shanghai Bank	RUB	13,329	391,472	390,331	1,141
Expiring 07/21/14	Morgan Stanley	RUB	9,780	286,000	286,412	(412)
Singapore Dollar,
Expiring 09/17/14	Citigroup Global Markets	SGD	399	318,950	319,740	(790)
Expiring 09/17/14	Hong Kong & Shanghai Bank	SGD	411	328,428	329,454	(1,026)
Expiring 09/17/14	RBC Dominion Securities	SGD	399	319,187	319,776	(589)
Expiring 09/17/14	Westpac Banking Corp.	SGD	403	322,124	323,103	(979)

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
South African Rand,
Expiring 09/17/14	Bank of America	ZAR	573	$52,970	$53,133	$(163)
Expiring 09/17/14	Barclays Capital Group	ZAR	2,650	244,603	245,861	(1,258)
Expiring 09/17/14	Deutsche Bank AG	ZAR	1,621	149,113	150,421	(1,308)
Expiring 09/17/14	Deutsche Bank AG	ZAR	1,223	113,560	113,482	78
Expiring 09/17/14	Deutsche Bank AG	ZAR	154	14,379	14,335	44
Expiring 09/17/14	JPMorgan Chase	ZAR	958	87,628	88,888	(1,260)
South Korean Won,
Expiring 07/25/14	Bank of America	KRW	165,378	158,196	163,281	(5,085)
Swedish Krona,
Expiring 09/17/14	Societe Generale	SEK	1,725	257,839	257,964	(125)
Swiss Franc,
Expiring 09/17/14	Societe Generale	CHF	190	214,382	214,399	(17)
Thai Baht,
Expiring 07/14/14	Deutsche Bank AG	THB	5,941	182,538	182,918	(380)
Expiring 08/08/14	Deutsche Bank AG	THB	2,624	80,570	80,703	(133)
Expiring 08/08/14	Deutsche Bank AG	THB	1,981	60,000	60,911	(911)
Expiring 09/08/14	Deutsche Bank AG	THB	14,176	429,597	435,370	(5,773)
Turkish Lira,
Expiring 09/17/14	Deutsche Bank AG	TRY	104	48,324	48,488	(164)
Expiring 09/17/14	Deutsche Bank AG	TRY	88	40,813	41,084	(271)
Expiring 09/17/14	Deutsche Bank AG	TRY	40	19,000	18,729	271
Expiring 09/17/14	Hong Kong & Shanghai Bank	TRY	556	259,000	258,096	904
Expiring 09/17/14	JPMorgan Chase	TRY	322	149,865	149,516	349
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	1,922	894,162	892,247	1,915
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	565	258,000	262,537	(4,537)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	555	257,000	257,780	(780)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	TRY	281	130,000	130,314	(314)

				$30,129,631	$30,377,643	$(248,012)

Cross currency exchange contracts outstanding at June 30, 2014:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Depreciation	Counterparty
09/17/14	Buy	PLN	397	EUR	96	$(1,488)	Bank of America
09/17/14	Buy	PLN	397	EUR	96	(1,466)	Barclays Capital Group
09/17/14	Buy	PLN	435	EUR	104	(461)	BNP Paribas
09/17/14	Buy	PLN	157	EUR	38	(553)	Deutsche Bank AG
09/17/14	Buy	PLN	398	EUR	96	(267)	Deutsche Bank AG
09/17/14	Buy	PLN	777	EUR	188	(2,951)	Deutsche Bank AG
09/17/14	Buy	PLN	3,494	EUR	848	(17,140)	Deutsche Bank AG

						$(24,326)

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
BRL	3,360	01/04/16	12.000%	Brazil Interbank	$(21,097)	$—	$(21,097)	Citigroup Global Markets
				Deposit Rate(2)

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
CLP	126,100	03/28/16	4.000%	Camara Interbank rate(2)	$(789)	$—	$(789)	Credit Suisse First Boston Corp.
CLP	129,760	04/28/17	4.000%	Camara Interbank rate(2)	(1,385)	—	(1,385)	Credit Suisse First Boston Corp.
CLP	60,440	05/12/17	4.000%	Camara Interbank rate(2)	(542)	—	(542)	Credit Suisse First Boston Corp.
CLP	46,500	09/30/18	5.000%	Camara Interbank rate(2)	(3,489)	—	(3,489)	Citigroup, Inc.
CLP	108,050	10/03/18	5.000%	Camara Interbank rate(2)	(7,969)	—	(7,969)	Deutsche Bank AG
CLP	63,230	02/24/19	5.000%	Camara Interbank rate(2)	(2,807)	—	(2,807)	Deutsche Bank AG
CLP	142,230	02/28/19	5.000%	Camara Interbank rate(2)	(5,891)	—	(5,891)	Credit Suisse First Boston Corp.
CLP	88,560	03/06/19	5.000%	Camara Interbank rate(2)	(3,933)	—	(3,933)	Credit Suisse First Boston Corp.
CLP	72,020	03/13/19	5.000%	Camara Interbank rate(2)	(3,433)	—	(3,433)	Citigroup Global Markets
CLP	127,000	03/26/19	5.000%	Camara Interbank rate(2)	(4,953)	—	(4,953)	Deutsche Bank AG
CLP	27,000	03/26/19	5.000%	Camara Interbank rate(2)	(1,031)	—	(1,031)	Credit Suisse First Boston Corp.
CLP	72,300	03/27/19	5.000%	Camara Interbank rate(2)	(2,858)	—	(2,858)	Deutsche Bank AG
CLP	102,300	03/31/19	4.000%	Camara Interbank rate(2)	1,983	—	1,983	Credit Suisse First Boston Corp.
CLP	135,730	04/10/19	4.000%	Camara Interbank rate(2)	(3,887)	—	(3,887)	Deutsche Bank AG
CLP	26,600	04/15/19	4.000%	Camara Interbank rate(2)	(582)	—	(582)	Morgan Stanley
COP	423,180	04/15/19	5.000%	90 day Colombian Interbank rate(2)	2,126	—	2,126	Credit Suisse First Boston Corp.
COP	224,740	04/22/19	5.000%	Colombia Interbank rate(2)	590	—	590	JPMorgan Chase
COP	148,420	06/17/19	5.000%	3 monthLIBOR(2)	551	—	551	Deutsche Bank AG
COP	210,810	06/18/19	5.000%	3 monthLIBOR(2)	574	—	574	Credit Suisse First Boston Corp.
COP	79,860	04/16/24	6.000%	90 day Colombian Interbank rate(2)	389	—	389	Citigroup Global Markets
KRW	246,840	03/03/17	3.000%	3 month Certificate of Deposit(2)	1,212	—	1,212	Deutsche Bank AG
KRW	840,670	03/07/17	3.000%	3 month Certificate of Deposit(1)	4,662	—	4,662	Citigroup Global Markets
KRW	8,359,900	05/14/23	3.000%	3 month Certificate of Deposit(1)	38,601	(6)	38,607	Barclays Bank PLC
KRW	117,560	05/30/23	3.000%	3 month Certificate of Deposit(1)	(381)	—	(381)	Deutsche Bank AG
KRW	55,000	12/23/23	3.000%	3 month Certificate of Deposit(2)	(2,215)	—	(2,215)	JPMorgan Chase & Co.
KRW	180,710	01/06/24	3.000%	3 month Certificate of Deposit(2)	(7,611)	—	(7,611)	JPMorgan Chase

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
KRW	91,770	01/09/24	3.000%	3 month Certificate of Deposit(2)	$(3,738)	$—	$(3,738)	Morgan Stanley
KRW	103,580	01/13/24	3.000%	3 month Certificate of Deposit(2)	(4,298)	—	(4,298)	JPMorgan Chase
MXN	1,130	11/02/23	7.000%	28 day Mexican Interbank rate(1)	6,065	—	6,065	Deutsche Bank AG
MXN	1,310	11/14/23	7.000%	28 day Mexican Interbank rate(1)	6,648	—	6,648	Deutsche Bank AG
PLN	140	07/29/23	3.000%	6 month Warsaw Interbank Offered Rate(1)	(2,199)	—	(2,199)	Citigroup, Inc.
ZAR	3,400	06/07/18	7.000%	3 month JIBAR(1)	(2,359)	—	(2,359)	Deutsche Bank AG
ZAR	1,375	06/07/18	7.000%	3 month JIBAR(1)	(909)	—	(909)	Deutsche Bank AG
ZAR	36,000	04/30/20	6.000%	3 month JIBAR(1)	(267,924)	688	(268,612)	Morgan Stanley

					$(292,879)	$682	$(293,561)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
	42,800	09/17/19	2.000%	3month LIBOR(1)	$(648,809)	$(884,889)	$(236,080)
	22,400	09/17/29	4.000%	3month LIBOR(1)	(1,604,647)	(1,899,805)	(295,158)
ZAR	3,310	01/06/14	6.000%	3month JIBAR(1)	—	(1,593)	(1,593)
ZAR	3,160	01/06/14	6.000%	3month JIBAR(1)	—	(1,305)	(1,305)
ZAR	7,660	01/08/14	6.000%	3month JIBAR(1)	—	(3,789)	(3,789)
ZAR	1,040	01/09/14	6.000%	3month JIBAR(1)	—	(435)	(435)
ZAR	3,210	01/14/14	6.000%	3month JIBAR(1)	—	(1,546)	(1,546)
ZAR	2,430	03/25/14	7.000%	3month JIBAR(1)	—	1,115	1,115
ZAR	2,420	03/26/14	7.000%	3month JIBAR(1)	—	1,131	1,131
ZAR	3,310	09/15/14	8.000%	3month LIBOR(1)	—	1,658	1,658
ZAR	1,680	08/21/23	9.000%	3month JIBAR(1)	(76)	4,509	4,585

					$(2,253,532)	$(2,784,949)	$(531,417)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/ Obligation	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(1):
Bank of China	03/20/19	80	1.000%	$(1,213)	$(186)	$(1,027)	Citigroup Global Markets
Bank of China	03/20/19	80	1.000%	(1,213)	(197)	(1,016)	Citigroup Global Markets
Bank of China	03/20/19	60	1.000%	(909)	(310)	(599)	Citigroup Global Markets
Bank of China	03/20/19	60	1.000%	(909)	(94)	(815)	Citigroup Global Markets
Bank of China	03/20/19	50	1.000%	(758)	(157)	(601)	Citigroup Global Markets
Bank of China	03/20/19	40	1.000%	(606)	(123)	(483)	Barclays Capital Group
Bank of China	03/20/19	40	1.000%	(606)	(234)	(372)	Citigroup Global Markets
Bank of China	03/20/19	40	1.000%	(606)	(287)	(319)	Citigroup Global Markets
Bank of China	03/20/19	40	1.000%	(606)	(286)	(320)	Citigroup Global Markets
Bank of China	03/20/19	40	1.000%	(606)	(305)	(301)	Citigroup Global Markets
Bank of China	03/20/19	40	1.000%	(606)	(342)	(264)	Citigroup Global Markets
Bank of China	03/20/19	40	1.000%	(606)	(143)	(463)	JPMorgan Chase
Bank of China	03/20/19	30	1.000%	(455)	(93)	(362)	JPMorgan Chase
Bank of China	03/20/19	20	1.000%	(303)	(62)	(241)	Barclays Capital Group
Bank of China	03/20/19	20	1.000%	(303)	(76)	(227)	Citigroup Global Markets
Bank of China	03/20/19	20	1.000%	(303)	(63)	(240)	Citigroup Global Markets
Bank of China	03/20/19	20	1.000%	(303)	(125)	(178)	Citigroup Global Markets
Bank of China	03/20/19	10	1.000%	(152)	(61)	(91)	Barclays Capital Group
Bank of China	03/20/19	10	1.000%	(152)	(40)	(112)	Citigroup Global Markets
Bank of China	06/20/19	250	1.000%	(3,385)	—	(3,385)	Citigroup Global Markets
Bank of China	06/20/19	140	1.000%	(1,896)	(2,130)	234	Citigroup Global Markets
Bank of China	06/20/19	110	1.000%	(1,490)	(726)	(764)	Citigroup Global Markets
Bank of China	06/20/19	90	1.000%	(1,219)	(465)	(754)	Citigroup Global Markets
Bank of China	06/20/19	80	1.000%	(1,083)	(454)	(629)	Citigroup Global Markets
Bank of China	06/20/19	70	1.000%	(948)	(204)	(744)	Citigroup Global Markets
Bank of China	06/20/19	60	1.000%	(812)	(378)	(434)	Citigroup Global Markets
Bank of China	06/20/19	60	1.000%	(812)	(768)	(44)	Citigroup Global Markets
Bank of China	06/20/19	50	1.000%	(677)	(214)	(463)	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Credit default swap agreements outstanding at June 30, 2014 (continued):

Reference Entity/ Obligation	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(1) (continued)
Bank of China	06/20/19	50	1.000%	$(677)	$(322)	$(355)	Citigroup Global Markets
Bank of China	06/20/19	50	1.000%	(677)	(342)	(335)	JPMorgan Chase
Bank of China	06/20/19	40	1.000%	(542)	(264)	(278)	Citigroup Global Markets
Bank of China	06/20/19	40	1.000%	(542)	(93)	(449)	Citigroup Global Markets
Bank of China	06/20/19	30	1.000%	(406)	(191)	(215)	Citigroup Global Markets
Bank of China	06/20/19	30	1.000%	(406)	(287)	(119)	Citigroup Global Markets
Bank of China	06/20/19	30	1.000%	(406)	(320)	(86)	Citigroup Global Markets
Bank of China	06/20/19	30	1.000%	(406)	(187)	(219)	Citigroup Global Markets
Bank of China	06/20/19	20	1.000%	(271)	(117)	(154)	Citigroup Global Markets
Bank of China	06/20/19	20	1.000%	(271)	(122)	(149)	JPMorgan Chase
Bank of China	06/20/19	10	1.000%	(135)	(54)	(81)	Citigroup Global Markets
Republic of Brasil	07/20/14	220	1.000%	158	(57)	215	Credit Suisse First Boston Corp.

				$(28,118)	$(10,879)	$(17,239)

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation
Exchange-traded credit default swaps – Buy Protection(1):
Dow Jones CDX IG HY22 5Y Index	12/20/18	17,300	1.000%	$(233,081)	$(375,028)	$(141,947)
Dow Jones CXP IG HY22 5Y Index	06/20/19	50,000	5.000%	4,419,934	4,404,628	(15,306)

				$4,186,853	$4,029,600	$(157,253)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Cash of $4,129,840 has been segregated with Barclays Capital Group to cover requirements for open contracts at June 30,2014.

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Currency swap agreements outstanding at June 30, 2014:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TRY	1,980	12.04%	(884)	3 month LIBOR	Citigroup Global Markets	03/26/15	$107,823	$ —	$107,823
TRY	270	11.07%	(123)	3 month LIBOR	Citigroup Global Markets	03/10/16	15,641	—	15,641
ZAR	580	5.78%	(56)	3 month LIBOR	Citigroup Global Markets	05/13/24	(696)	(147)	(549)
ZAR	927	5.80%	(89)	3 month LIBOR	Deutsche Bank AG	05/23/19	(1,376)	(85)	(1,291)
ZAR	1,180	5.78%	(114)	3 month LIBOR	Deutsche Bank AG	05/12/24	(1,844)	546	(2,390)
ZAR	1,190	5.78%	(115)	3 month LIBOR	Morgan Stanley	05/13/24	(1,333)	(246)	(1,087)

							$118,215	$ 68	$118,147

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$439,223,455	$448,659,453	$158,511
Exchange Traded Funds	5,250,361	—	—
Preferred Stocks	2,359,245	5,577,450	—
Rights	15,321	3,951	516
Unaffiliated Mutual Funds	204,285	209,712	—
Warrants	2,329	—	—
Asset-Backed Securities	—	44,221,111	9,264,894
Bank Loans	—	100,275	500,000
Commercial Mortgage-Backed Securities	—	94,613,148	—
Convertible Bond	—	75,063	—
Corporate Bonds	—	330,420,077	—
Foreign Government Bonds	—	67,212,451	520,925
Municipal Bonds	—	8,464,831	—
Residential Mortgage-Backed Securities	—	14,513,594	—
U.S. Government Agency Obligations	—	295,603,676	—
U.S. Treasury Obligations	—	366,565,275	—
Affiliated Money Market Mutual Fund	1,083,621,496	—	—
Foreign Treasury Obligations	—	2,271,460	—
Short Sales – U.S. Government Agency Obligation	—	(25,685,166)	—
Other Financial Instruments*
Financial Futures Contracts	8,484,922	—	—
Foreign Forward Currency Contracts	—	2,501,320	—
Interest Rate Swaps	—	(824,978)	—
Credit Default Swaps	—	(174,492)	—
Currency Swap Agreements	—	118,147	—

Total	$1,539,161,414	$1,654,446,358	$10,444,846

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (3.2% represents investments purchased with collateral from securities on loan)	35.5%
U.S. Treasury Obligations	12.0
U.S. Government Agency Obligations	9.7
Banks	5.5
Oil, Gas & Consumable Fuels	3.2
Commercial Mortgage-Backed Securities	3.1
Foreign Government Bonds	2.2
Real Estate Investment Trusts (REITs)	2.0
Pharmaceuticals	1.8
Non-Residential Mortgage-Backed Securities	1.8
Diversified Telecommunication Services	1.7
Media	1.6
Insurance	1.5
Electric Utilities	1.1
Food Products	1.1
Technology Hardware, Storage & Peripherals	1.0
Chemicals	0.9
Metals & Mining	0.8
Diversified Financial Services	0.8
Food & Staples Retailing	0.8
Semiconductors & Semiconductor Equipment	0.8
Beverages	0.7
Health Care Providers & Services	0.7
Automobiles	0.7
Real Estate Management & Development	0.6
Wireless Telecommunication Services	0.6
Software	0.6
IT Services	0.5
Industrial Conglomerates	0.5
Electronic Equipment, Instruments & Components	0.5
Commercial Services & Supplies	0.5
Health Care Equipment & Supplies	0.5
Residential Mortgage-Backed Securities	0.5
Energy Equipment & Services	0.4
Machinery	0.4
Aerospace & Defense	0.4
Hotels, Restaurants & Leisure	0.4
Construction & Engineering	0.4
Specialty Retail	0.4
Household Products	0.4
Multi-Utilities	0.4

Tobacco	0.4%
Road & Rail	0.4
Internet Software & Services	0.4
Textiles, Apparel & Luxury Goods	0.3
Communications Equipment	0.3
Biotechnology	0.3
Household Durables	0.3
Municipal Bonds	0.3
Auto Components	0.3
Transportation Infrastructure	0.2
Capital Markets	0.2
Trading Companies & Distributors	0.2
Multiline Retail	0.2
Personal Products	0.2
Professional Services	0.2
Exchange Traded Funds	0.2
Consumer Finance	0.2
Electrical Equipment	0.2
Real Estate	0.2
Air Freight & Logistics	0.1
Gas Utilities	0.1
Containers & Packaging	0.1
Airlines	0.1
Independent Power & Renewable Electricity Producers	0.1
Building Products	0.1
Life Sciences Tools & Services	0.1
Construction Materials	0.1
Pipelines	0.1
Internet & Catalog Retail	0.1
Water Utilities	0.1
Foreign Treasury Obligations	0.1
Paper & Forest Products	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Leisure Products	0.1
U.S. Government Agency Obligations	(0.8)

104.8
Liabilities in excess of other assets	(4.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk, credit risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$11,802	*	Due from broker-variation margin	$2,121,429	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	63,407		Unrealized depreciation on over-the-counter swap agreements	356,968
Interest rate contracts	Premiums paid for swap agreements	688		Premiums received for swap agreements	6
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	2,952,399		Unrealized depreciation on foreign currency forward contracts	451,079

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on over-the-counter swap agreements	$123,464		Unrealized depreciation on over-the-counter swap agreements	$5,317
Foreign exchange contracts	Premiums paid for swap agreements	546		Premiums received for swap agreements	478
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	449		Unrealized depreciation on over-the-counter swap agreements	17,688
Credit contracts	—	—		Premiums received for swap agreements	10,879
Credit contracts	—	—		Due from broker-variation margin	157,253	*
Equity contracts	Due from broker-variation margin	11,143,904	*	Due from broker-variation margin	1,080,772	*
Equity contracts	Unaffiliated investments	22,117		—	—

Total		$14,318,776			$4,201,869

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-trade swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Rights(1)	Futures	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts		$—	$(491,237)	$(3,753,052)	$—	$(4,244,289)
Foreign exchange contracts		—	—	(10,713)	497,865	487,152
Credit contracts		—	—	(248,144)	—	(248,144)
Equity contracts		119,200	55,543,343	20,444	—	55,682,987

Total		$119,200	$55,052,106	$(3,991,465)	$497,865	$51,677,706

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Futures	Swaps	Forward Currency Contracts(4)	Total
Interest rate contracts	$—	$—	$(190,584)	$(1,388,567)	$—	$(1,579,151)
Foreign exchange contracts	—	—	—	118,147	3,285,698	3,403,845
Credit contracts	—	—	—	(174,492)	—	(174,492)
Equity contracts	13,851	(379)	(18,786,060)	(7,522)	—	(18,780,110)

Total	$13,851	$(379)	$(18,976,644)	$(1,452,434)	$3,285,698	$(17,129,908)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Futures Contracts - Short Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)	Interest Rate Swap Agreements(4)	Credit Default Swap Agreements - Buy Protection(4)	Credit Default Swap Agreements - Sell Protection(4)	Total Return Swap Agreements(4)	Currency Swap Agreements(4)
$867,487,383	$394,676,166	$253,438,596	$32,645,230	$99,723,781	$33,995,000	$600,000	$141,204	$1,106,275

(1)	Value at Trade Date.

(2)	Value at Settlement Date Payable.

(3)	Value at Settlement Date Receivable.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$35,256	$(21,587)	$—	$13,669
Barclays Capital Group	128,702	(12,360)	—	116,342
BNP Paribas	17,867	(4,812)	—	13,055
Citigroup Global Markets	136,504	(69,676)	—	66,828
Credit Suisse First Boston Corp.	29,408	(27,454)	—	1,954
Deutsche Bank AG	1,442,071	(95,771)	—	1,346,300
Hong Kong & Shanghai Bank	28,373	(20,024)	—	8,349
JPMorgan Chase	46,654	(23,750)	—	22,904
Morgan Stanley	24,719	(24,719)	—	—
RBC Dominion Securities	19,320	(10,509)	—	8,811
Royal Bank of Scotland Group PLC	1,915	(1,915)	—	—
Societe Generale	910,729	(103,638)	—	807,091
Standard Chartered PLC	290,985	(49,570)	—	241,415
State Street Bank	1,615	(1,615)	—	—
UBS AG	9,122	(9,122)	—	—
Westpac Banking Corp.	17,713	(13,582)	—	4,131

	$3,140,953

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(21,587)	$21,587	$—	$—
Barclays Capital Group	(12,360)	12,360	—	—
BNP Paribas	(4,812)	4,812	—	—
Citigroup Global Markets	(69,676)	69,676	—	—
Credit Suisse First Boston Corp.	(27,454)	27,454	—	—
Deutsche Bank AG	(95,771)	95,771	—	—
Hong Kong & Shanghai Bank	(20,024)	20,024	—	—
JPMorgan Chase	(23,750)	23,750	—	—
Morgan Stanley	(343,166)	24,719	1,520,000	—
RBC Dominion Securities	(10,509)	10,509	—	—
Royal Bank of Scotland Group PLC	(22,030)	1,915	—	(20,115)
Societe Generale	(103,638)	103,638	—	—
Standard Chartered PLC	(49,570)	49,570	—	—
State Street Bank	(1,901)	1,615	—	(286)
UBS AG	(22,585)	9,122	—	(13,463)
Westpac Banking Corp.	(13,582)	13,582	—	—

	$(842,415)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) June 30, 2014

ASSETS:
Investments at value, including securities on loan of $95,650,968:
Unaffiliated investments (cost $2,042,913,990)	$2,136,011,369
Affiliated investments (cost $1,083,621,496)	1,083,621,496
Foreign currency, at value (cost $11,499,667)	11,540,982
Deposit with broker	40,095,015
Receivable for investments sold	169,157,034
Dividends and interest receivable	9,642,663
Unrealized appreciation on foreign currency forward contracts	2,952,399
Receivable for fund share sold	1,590,749
Due from broker-variation margin	1,491,030
Tax reclaim receivable	1,063,216
Unrealized appreciation on over-the-counter swap agreements	187,320
Premiums paid for swap agreements	1,234
Prepaid expenses	3,390

Total Assets	3,457,357,897

LIABILITIES:
Payable for investments purchased	283,476,649
Payable to broker for collateral for securities on loan	97,959,322
Securities sold short, at value (proceeds received $25,381,875)	25,685,166
Advisory fees payable	698,400
Due to broker	600,000
Unrealized depreciation on foreign currency forward contracts	451,079
Unrealized depreciation on over-the-counter swap agreements	379,973
Accrued expenses and other liabilities	345,580
Payable for fund share repurchased	238,068
Distribution fee payable	33,285
Premiums received for swap agreements	11,363
Payable to custodian	2,478
Affiliated transfer agent fee payable	365

Total Liabilities	409,881,728

NET ASSETS	$3,047,476,169

Net assets were comprised of:
Paid-in capital	$2,467,432,577
Retained earnings	580,043,592

Net assets, June 30, 2014	$3,047,476,169

Net asset value and redemption price per share, $3,047,476,169 / 250,195,348 outstanding shares of beneficial interest	$12.18

STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $1,050,357 foreign withholding tax)	$17,664,081
Interest income	16,637,776
Affiliated dividend income	575,350
Affiliated income from securities lending, net	157,872

35,035,079

EXPENSES
Advisory fees	13,421,487
Distribution fee	1,466,442
Custodian and accounting fees	651,000
Audit fee	26,000
Insurance expenses	20,000
Trustees’ fees	18,000
Legal fees and expenses	7,000
Commitment fee on syndicated credit agreement	6,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Loan interest expense	2,804
Miscellaneous	109,258

Total expenses	15,736,991
Less: advisory fee waivers and/or expense reimbursement	(2,998,059)

Net expenses	12,738,932

NET INVESTMENT INCOME	22,296,147

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	14,759,474
Futures transactions	55,052,106
Short sales transactions	(1,245,098)
Swap agreements transactions	(3,991,465)
Foreign currency transactions	(223,242)

64,351,775

Net change in unrealized appreciation (depreciation) on:
Investments	68,065,224
Futures	(18,976,644)
Short sales	(332,471)
Swap agreements	(1,452,434)
Foreign currencies	3,445,943

50,749,618

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	115,101,393

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$137,397,540

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$22,296,147	$18,443,105
Net realized gain on investment and foreign currency transactions	64,351,775	322,229,955
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	50,749,618	(84,273,065)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	137,397,540	256,399,995

FUND SHARE TRANSACTIONS:
Fund share sold [7,443,379 and 33,182,185 shares, respectively]	87,164,260	366,149,590
Fund share repurchased [9,210,386 and 27,870,174 shares, respectively]	(107,567,733)	(305,284,584)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(20,403,473)	60,865,006

TOTAL INCREASE IN NET ASSETS	116,994,067	317,265,001
NET ASSETS:
Beginning of period	2,930,482,102	2,613,217,101

End of period	$3,047,476,169	$2,930,482,102

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 106.9% ASSET-BACKED SECURITIES — 4.9%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Debt Obligations — 0.1%
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.489%	(c)	04/25/19	484	$478,523

Collateralized Loan Obligations — 0.5%
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.701%	(c)	03/15/20	500	492,305
Lafayette CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	1.630%	(c)	09/06/22	45	45,096
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.696%	(c)	05/18/23	1,850	1,849,069
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.478%	(c)	02/22/20	64	63,937
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.708%	(c)	11/22/23	1,100	1,099,855
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.876%	(c)	08/17/22	250	250,824
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.928%	(c)	10/20/23	1,000	993,345

					4,794,431

Non-Residential Mortgage-Backed Securities — 1.7%
Chase Issuance Trust, Series 2007-C1, Class C1	0.612%	(c)	04/15/19	9,500	9,427,363
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.624%	(c)	03/24/17	5,500	5,498,130

					14,925,493

Residential Mortgage-Backed Securities — 2.6%
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	0.792%	(c)	05/25/34	1,649	1,564,805
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.112%	(c)	09/25/34	2,000	1,979,190
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	1.352%	(c)	10/25/33	3,449	3,376,207
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	0.872%	(c)	09/25/34	1,432	1,385,968
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class A2	0.872%	(c)	10/25/34	67	67,473
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A5	0.542%	(c)	11/25/34	543	536,857
Countrywide Asset-Backed Certificates, Series 2004-ECC2, Class M1	1.052%	(c)	12/25/34	2,424	2,274,609
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	0.852%	(c)	09/25/34	759	708,988
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.872%	(c)	12/25/34	2,360	2,122,460
Morgan Stanley ABS Capital I, Series 2002-HE3, Class A2	1.232%	(c)	03/25/33	196	188,926
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.052%	(c)	05/25/34	5,923	5,554,941
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1(a)	1.052%	(c)	05/25/34	1,710	1,549,758

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-3, Class A1	0.732%	(c)	06/25/33	1,173	$1,104,104

					22,414,286

TOTAL ASSET-BACKED SECURITIES (cost $36,646,170)					42,612,733

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.9%
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	3.061%		12/15/47	5,462	5,647,522
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	15,913	16,988,735
COMM 2005-LP5 Mortgage Trust, Series LP5, Class A4	4.982%	(c)	05/10/43	4,000	4,094,156
COMM 2012-LC4 Mortgage Trust, Series LC4, Class A2	2.256%		12/10/44	65	66,520
Commercial Mortgage Pass-Through Certificates, Series 2007-C2, Class A2	5.448%	(c)	01/15/49	46	45,866
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	2.122%		03/10/46	11,870	12,048,430
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	25,423	26,338,355
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A3	4.241%		08/25/19	1,400	1,550,499
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	5.489%	(c)	11/10/45	10,000	10,471,550
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	2,800	2,800,687
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A	5.233%	(c)	11/10/45	1,446	1,523,673
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	5.381%		03/10/39	9,746	9,902,293
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4	4.761%		07/10/39	901	920,613
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	885	935,029
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	1,100	1,115,407
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	4.654%		01/12/37	1,448	1,447,615
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	5.976%	(c)	06/15/49	479	478,821
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A3A1	5.420%	(c)	01/12/43	5,211	5,213,838
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class ASB	5.285%	(c)	01/12/43	28	28,777
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.447%	(c)	12/15/44	1,200	1,273,961
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5	5.150%	(c)	04/15/30	7,450	7,625,596
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.862%	(c)	05/12/39	5,300	5,692,640
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4	5.378%		08/12/48	4,919	5,307,240
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%		03/12/51	1,900	2,086,888

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class ASB	5.745%	(c)	06/12/50	119	$120,532
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	912	902,226
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749%	(c)	07/15/45	25,733	27,914,214
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	1,080	1,164,241
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class APB	5.294%		12/15/43	5,247	5,392,596
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A2	2.819%		08/15/50	10,447	10,765,372
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	10,750	11,120,488

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $181,585,286)					180,984,380

CORPORATE BONDS — 66.8%
Aerospace & Defense — 0.3%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.500%		03/15/18	2,000	2,255,000

Airlines — 0.3%
Continental Airlines, Inc., Series A, Pass-Through Certificates	4.750%		01/12/21	224	242,189
Continental Airlines, Inc., Series A, Pass-Through Certificates	5.983%		04/19/22	1,559	1,746,176
Delta Air Lines, Inc., Series 1A, Pass-Through Certificates	6.200%		07/02/18	569	638,311

					2,626,676

Automotive — 2.0%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.625%		09/15/16	3,000	3,099,642
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	4.375%		08/06/23	2,500	2,669,822
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	8.125%		01/15/20	7,150	9,129,070
General Motors Co., Sr. Unsec’d. Notes, 144A	3.500%		10/02/18	2,205	2,254,612
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	5.750%		12/15/14	500	511,732

					17,664,878

Banking — 13.0%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	1,500	1,478,484
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%		04/01/24	1,275	1,301,177
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	1,620	1,670,209
Bank of America Corp., Sr. Unsec’d. Notes, MTN(h)	5.625%		07/01/20	9,500	10,929,123
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	1,000	1,133,537
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(a)	5.125%		01/08/20	5,500	6,216,622
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	4.750%		07/15/21	5,000	5,562,460
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.375%		03/01/23	2,000	1,992,348
Citigroup, Inc., Sr. Unsec’d. Notes(h)	8.500%		05/22/19	5,465	6,985,314
Citigroup, Inc., Sub. Notes(a)	3.500%		05/15/23	1,250	1,216,808
Citigroup, Inc., Sub. Notes(a)	5.500%		09/13/25	2,060	2,297,866

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Discover Bank, Sub. Notes	7.000%		04/15/20	1,665	$1,999,935
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	750	759,740
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)(h)	5.750%		01/24/22	11,500	13,307,616
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	4.875%		01/14/22	6,535	7,333,851
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	1,000	1,117,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.200%		01/25/23	2,000	1,985,750
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	4.250%		10/15/20	6,000	6,508,998
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	4.350%		08/15/21	5,000	5,414,190
JPMorgan Chase & Co., Sub. Notes(a)	3.375%		05/01/23	1,365	1,339,773
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	6.375%		01/21/21	1,000	1,207,517
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,000	1,160,901
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN(h)	5.500%		07/28/21	10,000	11,488,270
Morgan Stanley, Sr. Unsec’d. Notes(a)	5.750%		01/25/21	1,100	1,277,788
Morgan Stanley, Sub. Notes, MTN(a)	4.100%		05/22/23	1,065	1,080,350
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22	1,210	1,298,836
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	2,500	2,505,992
PNC Bank NA, Sub. Notes(h)	3.800%		07/25/23	1,295	1,341,286
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%	(c)	11/09/22	3,835	3,743,669
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	6.125%		01/11/21	3,000	3,529,050
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	805	826,844
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16	165	175,428
Wells Fargo & Co., Sub. Notes, MTN(h)	4.125%		08/15/23	2,180	2,264,595

					112,451,827

Brokerage — 0.3%
Jefferies Group LLC, Sr. Unsec’d. Notes	5.125%		01/20/23	2,280	2,444,308

Building Materials & Construction — 0.2%
CRH America, Inc. (Ireland), Gtd. Notes(a)	8.125%		07/15/18	1,000	1,229,375
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 144A	4.250%		07/02/24	640	644,804

					1,874,179

Cable — 1.3%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.800%		03/15/22	7,185	7,419,346
Time Warner Cable, Inc., Gtd. Notes(a)	8.750%		02/14/19	2,525	3,238,244
Videotron Ltd. (Canada), Gtd. Notes	9.125%		04/15/18	181	186,430

					10,844,020

Capital Goods — 1.8%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%		07/15/17	2,310	2,281,125
ERAC USA Finance LLC, Gtd. Notes, 144A, Private Placement (original cost $259,615; purchased 07/18/13)(f)(g)	2.800%		11/01/18	260	268,536

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Capital Goods (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A, Private Placement (original cost $673,535; purchased 01/14/13)(f)(g)	2.875%	07/17/18	675	$690,954
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A, Private Placement (original cost $1,038,991; purchased 05/08/12)(f)(g)	3.125%	05/11/15	1,040	1,062,625
Waste Management, Inc., Gtd. Notes	7.375%	03/11/19	2,000	2,443,918
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	8,260	8,982,998

				15,730,156

Chemicals — 4.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	785	769,526
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(a)	3.500%	06/01/23	6,000	5,978,934
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	4,000	4,926,992
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	3.000%	11/15/22	4,500	4,425,840
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.250%	11/15/20	4,915	5,343,038
Lubrizol Corp., Gtd. Notes	8.875%	02/01/19	1,750	2,247,499
LYB International Finance BV (Netherlands), Gtd. Notes(a)	4.000%	07/15/23	8,230	8,639,986
Monsanto Co., Sr. Unsec’d. Notes	3.375%	07/15/24	510	513,371
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	4.250%	11/15/23	3,295	3,478,390

				36,323,576

Electric — 3.2%
Commonwealth Edison Co., First Mortgage Bonds	3.400%	09/01/21	5,000	5,207,835
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17	900	971,054
FirstEnergy Transmission LLC, Series 144A, Sr. Unsec’d. Notes, 144A	4.350%	01/15/25	750	757,741
Indiana Michigan Power Co., Sr. Unsec’d. Notes	7.000%	03/15/19	2,000	2,429,610
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	4.500%	06/01/21	7,000	7,643,517
PPL Electric Utilities Corp., First Mortgage Bonds	3.000%	09/15/21	5,000	5,098,750
PSEG Power LLC, Gtd. Notes	2.750%	09/15/16	1,560	1,619,512
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	4.750%	01/15/15	1,200	1,226,384
Virginia Electric and Power Co., Sr. Unsec’d. Notes	2.950%	01/15/22	2,505	2,532,725

				27,487,128

Energy - Integrated — 0.4%
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	2,500	2,670,465
Petro-Canada (Canada), Sr. Unsec’d. Notes	6.050%	05/15/18	650	752,274

				3,422,739

Energy - Other — 4.3%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	1,400	1,433,986
Covanta Holding Corp., Sr. Unsec’d. Notes(a)	7.250%	12/01/20	3,600	3,924,000
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24	2,000	2,568,720
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	7,450	8,069,736
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18	2,500	2,848,262
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	6,935	7,456,138
Transocean, Inc., Gtd. Notes	2.500%	10/15/17	2,100	2,144,503
Weatherford International LLC, Gtd. Notes	6.350%	06/15/17	500	568,139
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	6,100	6,832,207

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy – Other (continued)
Weatherford International Ltd., Gtd. Notes	9.625%	03/01/19	1,300	$1,705,984

				37,551,675

Foods — 1.3%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)(h)	2.625%	01/17/23	5,000	4,802,585
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(h)	5.375%	01/15/20	4,720	5,449,231
Delhaize Group SA (Belgium), Gtd. Notes(a)	6.500%	06/15/17	1,000	1,127,622

				11,379,438

Healthcare & Pharmaceutical — 2.0%
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	6,470	6,827,823
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	4,980	5,468,070
Life Technologies Corp., Sr. Unsec’d. Notes	4.400%	03/01/15	1,000	1,024,970
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	125	120,117
VPII Escrow Corp., Gtd. Notes, 144A(a)	6.750%	08/15/18	3,600	3,879,000

				17,319,980

Healthcare Insurance — 2.7%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	7,000	7,589,981
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(h)	4.700%	02/15/21	6,500	7,238,530
WellPoint, Inc., Sr. Unsec’d. Notes	3.125%	05/15/22	1,815	1,812,317
WellPoint, Inc., Sr. Unsec’d. Notes(a)	3.300%	01/15/23	6,650	6,642,086

				23,282,914

Insurance — 5.6%
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	875	1,056,340
American International Group, Inc., Sr. Unsec’d. Notes(h)	8.250%	08/15/18	3,000	3,727,227
AON Corp. (United Kingdom), Gtd. Notes	3.500%	09/30/15	1,100	1,137,748
Axis Capital Holdings Ltd., Sr. Unsec’d. Notes	5.750%	12/01/14	3,750	3,829,785
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	5,835	6,382,072
Lincoln National Corp., Sr. Unsec’d. Notes	4.300%	06/15/15	1,335	1,379,629
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	6,630	7,365,506
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	355	354,168
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,510	2,750,267
MetLife, Inc., Sr. Unsec’d. Notes(a)(h)	4.750%	02/08/21	8,850	9,890,663
Pacific LifeCorp., Sr. Unsec’d. Notes, 144A	6.000%	02/10/20	1,500	1,713,110
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	3,500	3,422,559
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	2,650	2,637,468
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	2.875%	12/06/22	1,185	1,134,190
WR Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	690	741,199
WR Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	515	578,783

				48,100,714

Lodging — 0.8%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	4,000	4,293,040
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	1,320	1,305,331
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	4.250%	03/01/22	1,000	1,027,781

				6,626,152

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media & Entertainment — 2.4%
21st Century Fox America, Inc., Gtd. Notes(a)	4.000%	10/01/23	2,000	$2,084,578
CBS Corp., Gtd. Notes, Private Placement (original cost $1,943,964; purchased 02/12/10)(f)(g)	8.875%	05/15/19	1,650	2,139,062
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	6.500%	04/30/21	3,190	3,397,350
CSC Holdings LLC, Sr. Unsec’d. Notes(a)	7.625%	07/15/18	3,000	3,465,000
News America, Inc., Gtd. Notes(a)	6.150%	02/15/41	35	42,419
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(a)	8.600%	08/15/16	3,000	3,442,500
Time Warner, Inc., Gtd. Notes	4.000%	01/15/22	2,825	2,978,878
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	265	293,844
Viacom, Inc., Sr. Unsec’d. Notes, Private Placement (original cost $1,971,060; purchased 06/07/12)(f)(g)	3.125%	06/15/22	2,000	1,963,858
Viacom, Inc., Sr. Unsec’d. Notes, Private Placement (original cost $1,205,683; purchased 02/15/11)(f)(g)	4.500%	03/01/21	1,230	1,342,466

				21,149,955

Metals & Mining — 1.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	3.850%	09/30/23	2,490	2,611,186
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%	09/20/21	3,445	3,628,291
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	1,015	1,080,215
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	5.800%	11/15/16	1,600	1,760,542

				9,080,234

Non-Captive Finance — 2.5%
Discover Financial Services, Sr. Unsec’d. Notes	5.200%	04/27/22	3,468	3,848,932
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)(h)	3.100%	01/09/23	12,535	12,436,600
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	5.750%	05/15/16	275	294,594
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%	01/25/17	5,020	5,452,975

				22,033,101

Packaging — 0.1%
Rock Tenn Co., Gtd. Notes(a)	4.000%	03/01/23	725	743,972

Paper — 0.6%
International Paper Co., Sr. Unsec’d. Notes(a)	4.750%	02/15/22	2,500	2,756,668
International Paper Co., Sr. Unsec’d. Notes	7.500%	08/15/21	2,050	2,612,059

				5,368,727

Pipelines & Other — 4.7%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	2,735	3,497,887
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	5.000%	10/01/21	4,200	4,591,637
Enterprise Products Operating LLC, Gtd. Notes(a)	3.900%	02/15/24	3,295	3,408,542
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	3.950%	09/01/22	7,850	8,028,956
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	1,885	2,053,330

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Pipelines & Other (continued)
ONEOK Partners LP, Gtd. Notes	3.375%	10/01/22	3,715	$3,690,800
ONEOK Partners LP, Gtd. Notes(a)	5.000%	09/15/23	2,525	2,787,974
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	8.750%	05/01/19	1,020	1,313,181
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.750%	03/15/24	4,340	4,702,008
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	6,500	6,930,462

				41,004,777

Railroads — 1.7%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.050%	09/01/22	5,075	5,061,775
CSX Corp., Sr. Unsec’d. Notes	7.900%	05/01/17	1,923	2,236,811
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	6,000	6,996,510

				14,295,096

Real Estate Investment Trusts (REITs) — 1.4%
ProLogis LP, Gtd. Notes	6.875%	03/15/20	120	144,179
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	2,325	2,423,531
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	515	530,376
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	2,250	2,617,762
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	6,040	6,537,642

				12,253,490

Retailers — 1.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	7,000	7,564,375
Kohl’s Corp., Sr. Unsec’d. Notes(a)	6.250%	12/15/17	2,375	2,735,444
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	2,000	2,210,814

				12,510,633

Technology — 0.8%
Fiserv, Inc., Gtd. Notes	3.125%	10/01/15	1,585	1,630,542
International Business Machines Corp., Sr. Unsec’d. Notes(a)	3.375%	08/01/23	3,075	3,110,753
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	1,925	2,184,041

				6,925,336

Telecommunications — 4.5%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	7,605	7,819,689
AT&T, Inc., Sr. Unsec’d. Notes(h)	3.875%	08/15/21	2,000	2,127,708
AT&T, Inc., Sr. Unsec’d. Notes(h)	5.600%	05/15/18	1,330	1,515,402
Embarq Corp., Sr. Unsec’d. Notes, Private Placement (original cost $6,932,400; purchased 02/03/09-08/04/09)(f)(g)	7.082%	06/01/16	7,140	7,944,478
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%	06/04/18	1,000	1,147,500
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	14,650	16,394,712
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.625%	02/27/17	1,500	1,669,192

				38,618,681

Tobacco — 1.9%
Altria Group, Inc., Gtd. Notes	4.750%	05/05/21	7,000	7,721,035
Lorillard Tobacco Co., Gtd. Notes(a)	8.125%	06/23/19	865	1,078,442
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%	08/22/22	2,525	2,445,791

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

			Principal
CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Amount (000)#	Value (Note 2)
Tobacco (continued)
Philip Morris International, Inc., Sr. Unsec’d. Notes(h)	4.125%	05/17/21	4,500	$4,883,062

				16,128,330

TOTAL CORPORATE BONDS (cost $539,587,742)				577,497,692

MUNICIPAL BONDS — 3.9%
Arizona — 0.9%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839%	01/01/41	6,500	7,378,670

California — 0.6%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	2,930	3,938,506
State of California, BABs, GO	7.625%	03/01/40	800	1,176,608

				5,115,114

Colorado — 0.4%
Regional Transportation District Co. Sales Tax,
Revenue Bonds, Series B, BABs	5.844%	11/01/50	2,895	3,712,780

Massachusetts — 0.2%
Massachusetts State Water Pollution Abatement, Revenue Bonds, BABs	5.192%	08/01/40	1,400	1,559,124

New York — 0.3%
New York City Transitional Finance Authority, Future Tax Secured Bonds, BABs	5.767%	08/01/36	2,000	2,442,820

Ohio — 0.4%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	1,300	1,471,587
Ohio State Water Development Authority, Revenue Bonds, Series B-2, BABs	4.879%	12/01/34	2,000	2,214,020

				3,685,607

Oregon — 0.1%
Oregon State Department of Transportation, Series A, Revenue Bonds, BABs	5.834%	11/15/34	500	625,320

Pennsylvania — 0.5%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	4,000	4,699,120

Texas — 0.2%
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,750	1,835,418

Washington — 0.3%
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.491%	11/01/39	2,330	2,783,931

TOTAL MUNICIPAL BONDS (cost $33,393,655)				33,837,904

NON-CORPORATE FOREIGN AGENCIES — 2.2%
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A(a)	9.250%	04/23/19	5,000	6,068,750
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%	01/15/16	1,550	1,593,251

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

NON-CORPORATE FOREIGN AGENCIES (Continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%		05/23/18	3,884	$3,840,204
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	5,000	5,612,500
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%		01/18/23	2,090	2,048,831

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $19,020,982)					19,163,536

SOVEREIGNS — 4.0%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	5.625%		01/07/41	10,675	11,475,625
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	4,400	4,620,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050%		01/11/40	6,150	7,453,800
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%		04/25/22	3,500	3,399,375
Russian Foreign Bond - Eurobond (Russia), Sr.
Unsec’d. Notes, 144A	7.500%		03/31/30	6,850	7,933,259

TOTAL SOVEREIGNS (cost $34,632,600)					34,882,059

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
Federal Home Loan Mortgage Corp.(a)	2.375%		01/13/22	4,620	4,610,908
Government National Mortgage Assoc	4.000%		06/15/41-09/15/41	410	439,091

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,820,660)					5,049,999

U.S. TREASURY OBLIGATION — 3.6%
U.S. Treasury Strips Coupon (cost $29,421,978)(h)(k)	2.840%	(s)	05/15/24	40,000	30,680,400

TOTAL LONG-TERM INVESTMENTS (cost $879,109,073)					924,708,703

				Shares
SHORT-TERM INVESTMENTS —12.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 12.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $110,129,325; includes $108,011,708 of cash collateral received for securities on loan)(b)(w)(Note 4)				110,129,325	110,129,325

			Counterparty	Notional Amount (000)#
OPTION PURCHASED* — 0.1%
Call Option
Interest Rate Swap Option,
Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $540,438)			Citigroup Global Markets	42,580	535,937

TOTAL SHORT-TERM INVESTMENTS (cost $110,669,763)					110,665,262

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS — 119.7% (cost $989,778,836)	$1,035,373,965
LIABILITIES IN EXCESS OF OTHER ASSETS(X) — (19.7)%	(170,139,688)

NET ASSETS — 100.0%	$865,234,277

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligations
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
CMBS	Commercial Mortgage Backed Security
FHLMC	Federal Home Loan Mortgage Corporation
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

* Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $105,574,391; cash collateral of $108,011,708 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(f)	Indicates a restricted security; the aggregate cost of such securities is $14,025,248. The aggregate value of $15,411,979 is approximately 1.8% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
116	5 Year U.S. Treasury Notes	Sep. 2014	$13,811,947	$13,857,469	$45,522
2,785	10 Year U.S. Treasury Notes	Sep. 2014	347,824,177	348,603,672	779,495
8	U.S. Long Bond	Sep. 2014	1,096,511	1,097,500	989

					826,006

Short Positions:
677	2 Year U.S. Treasury Notes	Sep.2014	148,669,851	148,664,969	4,882
281	U.S. Ultra Bonds	Sep.2014	41,767,624	42,132,437	(364,813)

					(359,931)

					$466,075

(1)	A U.S. Treasury obligation with a market value of $3,010,514 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
88,500	05/01/16	2.848%	3 month LIBOR(2)	$(4,168,251)	$—	$(4,168,251)	Barclays Capital Group
48,000	08/11/16	1.456%	3 month LIBOR(1)	1,098,216	—	1,098,216	Deutsche Bank AG
290,000	11/18/16	1.315%	3 month LIBOR(1)	4,374,506	—	4,374,506	Barclays Capital Group
221,825	11/30/16	0.945%	3 month LIBOR(2)	(1,187,829)	—	(1,187,829)	Citigroup Global Markets
3,884	05/17/18	0.989%	3 month LIBOR(2)	47,612	—	47,612	Credit Suisse First Boston Corp.
25,000	08/08/18	1.980%	3 month LIBOR(1)	757,622	—	757,622	Bank of America
278,003	05/21/19	1.485%	3 month LIBOR(1)	(1,952,942)	—	(1,952,942)	JPMorgan Chase
16,817	11/15/19	4.546%	3 month LIBOR(2)	(7,818,342)	—	(7,818,342)	Deutsche Bank AG
27,616	05/15/20	4.246%	3 month LIBOR(2)	(11,711,828)	—	(11,711,828)	Deutsche Bank AG
26,502	05/15/21	4.419%	3 month LIBOR(2)	(12,366,479)	—	(12,366,479)	Deutsche Bank AG
26,415	05/15/21	4.446%	3 month LIBOR(2)	(12,456,924)	—	(12,456,924)	Deutsche Bank AG
540,000	10/05/21	1.971%	3 month LIBOR(1)	(6,777,388)	—	(6,777,388)	JPMorgan Chase
500,000	10/17/21	2.331%	3 month LIBOR(2)	(5,957,000)	—	(5,957,000)	Citigroup Global Markets

				$(58,119,027)	$—	$(58,119,027)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3 month LIBOR	(1)	$150	$—	$(150)
170,000	11/23/17	0.814%	3 month LIBOR	(2)	—	1,827,323	1,827,323
71,715	11/30/18	1.625%	3 month LIBOR	(2)	(232,324)	(72,403)	159,921
77,650	05/15/21	2.375%	3 month LIBOR	(2)	(596,076)	(757,181)	(161,105)
7,505	01/13/22	2.480%	3 month LIBOR	(2)	195	(111,999)	(112,194)
250	05/09/23	1.955%	3 month LIBOR	(1)	—	(10,586)	(10,586)

					$(828,055)	$875,154	$1,703,209

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues – Buy Protection(1):
RR Donnelley & Sons Co.	09/20/16	1.000%	3,000	$(23,237)	$377,449	$(400,686)	JPMorgan Chase

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2014(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate issues – Sell Protection(2):
Berkshire Hathaway Finance Corp.	03/20/15	1.000%	5,000	0.736%	$35,289	$(94,368)	$129,657	Deutsche Bank AG

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation(5)
Exchange-traded credit default swaps on indices – Buy Protection(1):
CDX.NA.IG.22	06/20/19	1.000%	225,000	$(3,446,089)	$(4,460,589)	$(1,014,500)

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

A U.S. Treasury obligation with a market value of $6,692,162 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2014.

The Portfolio entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$478,523	$—
Collateralized Loan Obligations	—	4,794,431	—
Non-Residential Mortgage-Backed Securities	—	14,925,493	—
Residential Mortgage-Backed Securities	—	22,414,286	—
Commercial Mortgage-Backed Securities	—	180,984,380	—
Corporate Bonds	—	574,871,016	2,626,676
Municipal Bonds	—	33,837,904	—
Non-Corporate Foreign Agencies	—	19,163,536	—
Sovereigns	—	34,882,059	—
U.S. Government Agency Obligations	—	5,049,999	—
U.S. Treasury Obligation	—	30,680,400	—
Affiliated Money Market Mutual Fund	110,129,325	—	—
Option Purchased	—	535,937	—
Other Financial Instruments*
Futures Contracts	466,075	—	—
Interest Rate Swaps	—	(56,415,818)	—
Credit Default Swaps	—	(1,285,529)	—

Total	$110,595,400	$864,916,617	$2,626,676

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Commercial Mortgage-Backed Securities	20.9%
Banking	13.0
Affiliated Money Market Mutual Fund (12.5% represents investments purchased with collateral from securities on loan)	12.7
Insurance	5.6
Pipelines & Other	4.7
Telecommunications	4.5
Energy - Other	4.3
Chemicals	4.2
Sovereigns	4.0
Municipal Bonds	3.9
U.S. Treasury Obligation	3.6
Electric	3.2
Healthcare Insurance	2.7
Residential Mortgage-Backed Securities	2.6
Non-Captive Finance	2.5
Media & Entertainment	2.4
Non-Corporate Foreign Agencies	2.2
Automotive	2.0
Healthcare & Pharmaceutical	2.0
Tobacco	1.9
Capital Goods	1.8

Non-Residential Mortgage-Backed Securities	1.7%
Railroads	1.7
Retailers	1.4
Real Estate Investment Trusts (REITs)	1.4
Foods	1.3
Cable	1.3
Metals & Mining	1.1
Technology	0.8
Lodging	0.8
Paper	0.6
U.S. Government Agency Obligations	0.6
Collateralized Loan Obligations	0.5
Energy - Integrated	0.4
Airlines	0.3
Brokerage	0.3
Aerospace & Defense	0.3
Building Materials & Construction	0.2
Packaging	0.1
Option Purchased	0.1
Collateralized Debt Obligations	0.1

119.7
Liabilities in excess of other assets	(19.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	$129,657		Unrealized depreciation on over-the-counter swap agreements	$400,686
Credit contracts	Premiums paid for swap agreements	377,449		Premiums received for swap agreements	94,368
Credit contracts	—	—		Due from broker-variation margin	1,014,500	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	6,277,956		Unrealized depreciation on over-the-counter swap agreements	64,396,983
Interest rate contracts	Due from broker-variation margin	2,818,132	*	Due from broker-variation margin	648,848	*
Interest rate contracts	Unaffiliated investments	535,937		—	—

Total		$10,139,131			$66,555,385

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$(196,185)	$196,686	$1,045,392	$(123,957)	$921,936
Credit contracts	—	—	—	(14,146,835)	(14,146,835)

Total	$(196,185)	$196,686	$1,045,392	$(14,270,792)	$(13,224,899)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Swaps	Total
Interest rate contracts	$188,529	$5,386,274	$15,434,786	$21,009,589
Credit contracts	—	—	(50,317)	(50,317)

Total	$188,529	$5,386,274	$15,384,469	$20,959,272

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Interest Rate Swap Agreements(4)	Credit Default Swap Agreements - Buy Protection(4)	Credit Default Swap Agreements - Sell Protection(4)
$570,010	$104,204	$484,716,802	$239,028,034	$3,063,329,333	$257,000,000	$5,000,000

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$757,622	$—	$(791,287)	$—
Barclays Capital Group	4,374,506	(4,168,251)	—	206,255
Citigroup Global Markets	535,937	(535,937)	—	—
Credit Suisse First Boston Corp.	47,612	—	(63,495)	—
Deutsche Bank AG	1,227,873	(1,227,873)	—	—
JPMorgan Chase	377,449	(377,449)	—	—

	$7,320,999

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$—	$—	$—	$—
Barclays Capital Group	(4,168,251)	4,168,251	39,481	—
Citigroup Global Markets	(7,144,829)	535,937	6,421,804	(187,088)
Credit Suisse First Boston Corp.	—	—	—	—
Deutsche Bank AG	(44,447,941)	1,227,873	47,781,371	—
JPMorgan Chase	(9,131,016)	377,449	11,733,870	—

	$(64,892,037)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) June 30, 2014
ASSETS:
Investments at value, including securities on loan of $105,574,391:
Unaffiliated investments (cost $879,649,511)	$925,244,640
Affiliated investments (cost $110,129,325)	110,129,325
Cash	458,827
Foreign currency, at value (cost $160,205)	171,162
Dividends and interest receivable	9,336,619
Unrealized appreciation on over-the-counter swap agreements	6,407,613
Due from broker-variation margin	1,837,766
Receivable for investments sold	505,034
Premiums paid for swap agreements	377,449
Prepaid expenses	5,723

Total Assets	1,054,474,158

LIABILITIES:
Payable to broker for collateral for securities on loan	108,011,708
Unrealized depreciation on over-the-counter swap agreements.	64,797,669
Payable for fund share repurchased	14,575,689
Payable for investments purchased	1,146,033
Advisory fees payable	485,660
Accrued expenses and other liabilities	120,553
Premiums received for swap agreements	94,368
Distribution fee payable	7,836
Affiliated transfer agent fee payable	365

Total Liabilities	189,239,881

NET ASSETS	$865,234,277

Net assets were comprised of:
Paid-in capital	$(126,844,480)
Retained earnings	992,078,757

Net assets, June 30, 2014	$865,234,277

Net asset value and redemption price per share, $865,234,277 / 128,315,200 outstanding shares of beneficial interest	$6.74

STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2014
INCOME
Interest income	$25,258,961
Affiliated income from securities lending, net	98,602
Affiliated dividend income	12,324

25,369,887

EXPENSES
Advisory fees	3,768,397
Distribution fee	594,864
Commitment fee on syndicated credit agreement	95,000
Custodian and accounting fees	90,000
Loan interest expense	39,105
Insurance expenses	33,000
Audit fee	19,000
Trustees’ fees	16,000
Legal fees and expenses	7,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Miscellaneous	13,409

Total expenses	4,683,775
Less: distribution fee waiver	(146,206)

Net expenses	4,537,569

NET INVESTMENT INCOME	20,832,318

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	17,840,106
Futures transactions	1,045,392
Swap agreement transactions	(14,270,792)
Options written transactions	196,686

4,811,392

Net change in unrealized appreciation (depreciation) on:
Investments	18,105,524
Futures	5,386,274
Swap agreements	15,384,469
Foreign currencies	(800)

38,875,467

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	43,686,859

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,519,177

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$20,832,318	$66,243,356
Net realized gain on investment and foreign currency transactions	4,811,392	109,285,909
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	38,875,467	(203,706,396)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	64,519,177	(28,177,131)

FUND SHARE TRANSACTIONS:
Fund share sold [87,817,675 and 697,089,850 shares, respectively]	573,574,470	4,417,597,113
Fund share repurchased [166,430,194 and 1,332,941,075 shares, respectively]	(1,094,561,774)	(8,633,256,157)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(520,987,304)	(4,215,659,044)

TOTAL DECREASE IN NET ASSETS	(456,468,127)	(4,243,836,175)
NET ASSETS:
Beginning of period	1,321,702,404	5,565,538,579

End of period	$865,234,277	$1,321,702,404

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 88.8%
COMMON STOCKS — 50.7%	Shares	Value (Note 2)
Australia — 0.2%
Australia & New Zealand Banking Group Ltd.	28,440	$894,283
BHP Billiton Ltd.	98,700	3,366,135
Challenger Ltd.	75,583	530,191
Fairfax Media Ltd.	468,990	399,847
Lend Lease Group	40,245	497,529

		5,687,985

Belgium — 0.2%
Anheuser-Busch InBev NV	31,020	3,564,209
bpost SA	20,546	519,066
Solvay SA	13,855	2,384,590
Warehouses De Pauw SCA, REIT	104	7,793

		6,475,658

Bermuda
Teekay Corp.	9,140	568,965

Brazil — 0.4%
AMBEV SA, ADR	442,700	3,116,608
Arteris SA	65,330	541,682
Banco do Brasil SA	208,480	2,340,033
Embraer SA	218,790	1,990,350
Even Construtora e Incorporadora SA	112,715	334,140
EZ TEC Empreendimentos e Participacoes SA	32,490	345,560
Grendene SA	36,730	230,072
Kroton Educacional SA	38,360	1,077,969
Porto Seguro SA	90,010	1,285,683
Telefonica Brasil SA, ADR(a)	91,280	1,872,153

		13,134,250

Canada — 0.4%
Alimentation Couche Tard, Inc. (Class B Stock)	14,628	400,709
Brookfield Asset Management, Inc. (Class A Stock)	27,080	1,192,062
Brookfield Residential Properties, Inc.*	53,300	1,105,975
Canadian Imperial Bank of Commerce	4,980	453,173
Canadian Pacific Railway Ltd.	24,681	4,470,716
First Quantum Minerals Ltd.	58,037	1,241,183
Magna International, Inc.	4,632	498,600
Novadaq Technologies, Inc.*	79,565	1,311,231
Open Text Corp.	9,532	457,372
Suncor Energy, Inc.	13,212	563,372
Toronto-Dominion Bank (The)	11,718	603,224

		12,297,617

China — 1.5%
ANTA Sports Products Ltd.	250,000	397,272
Baidu, Inc., ADR*	4,840	904,160
Bank of China Ltd. (Class H Stock)	9,005,000	4,031,665
China Construction Bank Corp. (Class H Stock)*	8,625,000	6,522,671
China Merchants Bank Co. Ltd. (Class H Stock)*	778,224	1,534,209
China Mobile Ltd.	464,000	4,506,712
China Oilfield Services Ltd. (Class H Stock)	596,000	1,433,346
China Overseas Land & Investment Ltd.	674,000	1,634,820

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
China Petroleum & Chemical Corp. (Class H Stock)	3,191,400	$3,034,200
China South City Holdings Ltd.	766,000	402,239
China Telecom Corp. Ltd. (Class H Stock)	4,346,000	2,125,751
CNOOC Ltd. (Class H Stock)	2,448,000	4,400,687
Coolpad Group Ltd.	2,056,000	567,404
Fosun International Ltd.	421,500	559,887
Great Wall Motor Co. Ltd. (Class H Stock)	394,000	1,465,147
Guangzhou R&F Properties Co. Ltd.
(Class H Stock)	514,000	634,759
Huadian Power International Corp. Ltd. (Class H Stock)	1,330,000	805,357
Industrial & Commercial Bank of China Ltd. (Class H Stock)	8,084,000	5,111,797
Lenovo Group Ltd.	1,480,000	2,021,880
NetEase, Inc., ADR	21,500	1,684,740
Perfect World Co. Ltd., ADR	27,970	549,051
Ping An Insurance Group Co. (Class H Stock)	130,500	1,010,335
Shenzhen International Holdings Ltd.	395,750	487,070
Weichai Power Co. Ltd. (Class H Stock)	344,000	1,328,573
WuXi PharmaTech Cayman, Inc., ADR*	13,210	434,081

		47,587,813

Denmark — 0.1%
Novo Nordisk A/S (Class B Stock)	33,300	1,536,894
Pandora A/S	6,499	498,758
TDC A/S	44,855	463,998

		2,499,650

Finland — 0.1%
Elisa OYJ	15,273	467,204
Outokumpu OYJ*	64,791	652,113
Sampo OYJ (Class A Stock)	8,584	433,942
Stora Enso OYJ (Class R Stock)	134,771	1,310,261
UPM-Kymmene OYJ	82,375	1,407,093

		4,270,613

France — 1.4%
Accor SA	53,010	2,755,223
Altran Technologies SA	41,161	439,645
AXA SA	119,230	2,848,803
BNP Paribas SA	43,431	2,951,518
Bouygues SA	9,735	405,075
Cap Gemini SA	6,777	483,632
Cie de Saint-Gobain	27,656	1,560,413
Credit Agricole SA	32,029	452,213
Essilor International SA	13,227	1,401,745
Gaztransport Et Technigaz SA	5,050	329,222
GDF Suez	89,543	2,467,049
Imerys SA	13,910	1,173,092
Kering	11,214	2,460,027
Lafarge SA	21,400	1,860,927
LVMH Moet Hennessy Louis Vuitton SA	11,880	2,292,470
Pernod-Ricard SA	11,260	1,352,558
Renault SA	5,406	488,674
Safran SA	6,033	394,949
Sanofi	28,715	3,052,105
Schneider Electric SE	47,361	4,465,831
Societe Generale SA	9,011	472,561

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
Sodexo	22,834	$2,456,920
Suez Environnement Co.	53,730	1,027,864
Technicolor SA*	43,190	349,524
Technip SA	21,000	2,294,490
Teleperformance	8,222	503,695
Total SA	18,803	1,360,392
Valeo SA	3,315	444,789

		42,545,406

Germany — 0.7%
Allianz SE	15,160	2,530,414
BASF SE	12,091	1,406,469
Bayer AG	54,717	7,719,104
Bayerische Motoren Werke AG	3,720	471,063
Continental AG	8,169	1,888,761
Daimler AG	7,359	687,438
Deutsche Post AG	13,473	486,307
Deutsche Telekom AG	31,342	549,708
Freenet AG	14,860	471,913
Fresenius Medical Care AG & Co. KGaA	20,360	1,369,847
Linde AG	7,169	1,523,385
SAP AG	51,483	3,967,008

		23,071,417

Greece
OPAP SA	21,500	382,255

Hong Kong — 0.5%
Anxin-China Holdings Ltd.	1,228,000	164,793
Cheung Kong Holdings Ltd.	217,000	3,849,939
China Resources Cement Holdings Ltd.	1,188,000	744,831
Geely Automobile Holdings Ltd.	2,585,000	910,454
Hang Lung Properties Ltd.	380,000	1,171,856
Hutchison Whampoa Ltd.	95,000	1,299,274
REXLot Holdings Ltd.	3,925,000	461,302
Sands China Ltd.	332,800	2,511,870
SJM Holdings Ltd.	540,000	1,352,779
Skyworth Digital Holdings Ltd.	1,284,000	613,013
Truly International Holdings	644,000	392,449
Wharf Holdings Ltd. (The)	186,000	1,339,352

		14,811,912

Hungary
Richter Gedeon Nyrt	27,050	518,827

India — 0.3%
Axis Bank Ltd., GDR, RegS	11,316	359,427
HDFC Bank Ltd., ADR	38,355	1,795,781
Infosys Ltd., ADR(a)	50,760	2,729,365
State Bank of India, GDR, RegS	23,432	2,090,603
Tata Motors Ltd., ADR	59,770	2,334,616
Wipro Ltd., ADR(a)	103,920	1,235,609

		10,545,401

Indonesia
Astra International Tbk PT	1,285,300	789,131

Ireland — 0.1%
Ryanair Holdings PLC, ADR*	7,324	408,679
Shire PLC	41,338	3,242,663
XL Group PLC	13,734	449,514

		4,100,856

COMMON STOCKS (continued)	Shares	Value (Note 2)
Israel — 0.1%
Teva Pharmaceutical Industries Ltd., ADR	43,411	$2,275,605

Italy — 0.1%
Enel SpA	96,232	559,747
Intesa Sanpaolo SpA	178,023	549,260
Telecom Italia SpA*	386,522	489,222
Unione di Banche Italiane SCpA	56,483	488,073

		2,086,302

Japan — 2.2%
Asahi Kasei Corp.	56,000	428,709
Astellas Pharma, Inc.	145,400	1,912,092
Brother Industries Ltd.	31,900	553,068
Canon, Inc.	63,200	2,065,502
Daikin Industries Ltd.	52,600	3,319,732
East Japan Railway Co.	21,800	1,717,667
FANUC Corp.	8,600	1,485,116
Fuji Electric Co. Ltd.	114,000	540,938
FUJIFILM Holdings Corp.	15,500	432,614
Hitachi Ltd.	306,000	2,242,695
Honda Motor Co. Ltd.	66,900	2,334,460
ITOCHU Corp.	36,213	464,895
Japan Airlines Co. Ltd.	19,100	1,056,030
Japan Tobacco, Inc.	121,100	4,415,562
Kawasaki Kisen Kaisha Ltd.	222,000	464,941
KDDI Corp.	11,900	726,062
Komatsu Ltd.	69,500	1,613,323
Kose Corp.	14,100	538,894
Kubota Corp.	135,000	1,915,689
Makita Corp.	21,200	1,310,244
Mitsubishi Corp.	72,000	1,498,639
Mitsubishi Estate Co. Ltd.	38,000	938,809
Mitsubishi UFJ Financial Group, Inc.	597,400	3,667,270
Mitsui Fudosan Co. Ltd.	59,000	1,991,207
NGK Spark Plug Co. Ltd.	15,000	423,512
Nidec Corp.	26,800	1,648,210
Nippon Meat Packers, Inc.	29,000	566,201
Nippon Paint Co. Ltd.	29,000	614,028
Nitori Holdings Co. Ltd.	10,300	563,532
Nitto Denko Corp.	26,400	1,236,614
ORIX Corp.	169,700	2,813,761
Rohm Co. Ltd.	9,200	527,665
Shin-Etsu Chemical Co. Ltd.	25,800	1,568,853
SMC Corp.	8,600	2,304,471
Softbank Corp.	18,000	1,341,414
Sumitomo Corp.	218,000	2,941,507
Sumitomo Mitsui Financial Group, Inc.	117,300	4,921,547
Sumitomo Osaka Cement Co. Ltd.	111,000	422,194
T&D Holdings, Inc.	44,700	607,990
Tokyo Tatemono Co. Ltd.	55,000	509,430
Toyota Motor Corp.	125,900	7,537,963
Yahoo! Japan Corp.	131,600	607,723
Yamaha Motor Co. Ltd.	32,500	559,663

		69,350,436

Luxembourg
APERAM*	16,702	563,998

Mexico — 0.1%
Grupo Financiero Banorte SAB de CV (Class O Stock)	267,420	1,912,454

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Netherlands — 0.8%
Akzo Nobel NV	25,480	$1,910,471
ASML Holding NV	46,703	4,355,587
ING Groep NV, CVA*	213,211	2,991,881
NXP Semiconductors NV*	14,977	991,178
Royal Dutch Shell PLC (Class A Stock), (XEQT)	143,570	5,928,019
Royal Dutch Shell PLC (Class A Stock), (XLON)	151,320	6,252,925
Unilever NV, CVA	47,709	2,088,370
VimpelCom Ltd., ADR	72,800	611,520

		25,129,951

Norway — 0.1%
Norsk Hydro ASA	86,890	465,260
Statoil ASA	19,954	613,363
Yara International ASA	10,194	510,710

		1,589,333

Poland — 0.1%
PGE SA	135,070	962,272
Powszechny Zaklad Ubezpieczen SA	13,950	2,038,213

		3,000,485

Portugal
EDP - Energias de Portugal SA	84,289	422,929

Qatar
Qatar National Bank	14,470	649,308

Russia — 0.6%
Aeroflot - Russian Airlines OJSC*	361,640	600,736
CTC Media, Inc.	50,680	557,987
Lukoil OAO, ADR	58,510	3,500,068
MegaFon OAO, GDR, RegS*	54,380	1,712,970
MMC Norilsk Nickel OJSC, ADR	113,800	2,265,758
Mobile Telesystems OJSC, ADR	129,150	2,549,421
Moscow Exchange MICEX-RTS OAO*	338,340	672,331
Rosneft Oil Co., GDR, RegS*	272,050	1,984,655
Sberbank of Russia, ADR	320,490	3,259,383
Tatneft, ADR*	58,860	2,277,882

		19,381,191

South Africa — 0.4%
Barloworld Ltd.	95,870	912,713
Imperial Holdings Ltd.	75,130	1,412,721
MTN Group Ltd.	178,150	3,752,518
Nedbank Group Ltd.	41,290	890,048
Sasol Ltd.	57,700	3,427,605
Steinhoff International Holdings Ltd.	295,200	1,645,718

		12,041,323

South Korea — 1.4%
Amorepacific Corp.	300	451,868
BS Financial Group, Inc.	30,409	447,927
Daesang Corp.	8,000	363,294
E-Mart Co. Ltd.	3,830	878,371
Grand Korea Leisure Co. Ltd.	12,500	513,895
GS Home Shopping, Inc.	1,970	469,612
Halla Climate Control Corp.	21,050	953,356
Hankook Tire Co. Ltd.	30,900	1,843,526
Hyundai Mobis	4,150	1,165,499
Hyundai Motor Co.	15,200	3,446,156

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Korea (continued)
Hyundai Motor Co., GDR	4,404	$499,465
Industrial Bank of Korea	113,590	1,515,306
Kia Motors Corp.	43,730	2,446,492
KT&G Corp.	23,960	2,119,411
LG Hausys Ltd.	2,000	382,820
LS Corp.	6,920	508,224
Mando Corp.	6,780	850,915
NongShim Co. Ltd.	1,093	308,581
Partron Co. Ltd.	20,690	220,542
Samsung Electronics Co. Ltd.	1,588	2,073,848
Samsung Electronics Co. Ltd., GDR, RegS	18,220	11,818,341
SK Holdings Co. Ltd.	10,100	1,822,611
SK Hynix, Inc.*	65,580	3,149,012
SK Telecom Co. Ltd.	9,820	2,295,469
Wonik IPS Co. Ltd.*	61,810	707,915
Woori Finance Holdings Co. Ltd.*	154,550	1,840,044

		43,092,500

Spain — 0.1%
Amadeus IT Holding SA (Class A Stock)	11,358	468,214
Ferrovial SA	24,046	535,768
Iberdrola SA	72,369	553,590
Repsol SA	79,836	2,105,011

		3,662,583

Sweden — 0.2%
Atlas Copco AB (Class A Stock)	55,911	1,614,216
Electrolux AB (Class B Stock)	96,742	2,441,448
NCC AB (Class B Stock)	13,093	450,650
Swedbank AB (Class A Stock)	22,824	604,542
Trelleborg AB (Class B Stock)	19,180	407,904

		5,518,760

Switzerland — 1.4%
ABB Ltd.*	73,470	1,690,570
Actelion Ltd.*	3,890	492,356
Cie Financiere Richemont SA	32,778	3,434,783
Credit Suisse Group AG*	75,481	2,146,640
Georg Fischer AG*	545	390,076
Glencore International PLC	503,632	2,806,586
Holcim Ltd.*	16,900	1,484,452
Lonza Group AG*	5,359	582,784
Nestle SA	51,500	3,990,578
Novartis AG	94,998	8,602,866
Roche Holding AG	30,703	9,148,171
SGS SA	261	624,553
Swiss Re AG*	5,295	470,817
TE Connectivity Ltd.	9,334	577,215
UBS AG*	168,749	3,093,931
Zurich Insurance Group AG*	8,760	2,638,392

		42,174,770

Taiwan — 0.8%
AcBel Polytech, Inc.	385,000	576,250
Advanced Semiconductor Engineering, Inc.	1,654,000	2,143,259
Catcher Technology Co. Ltd.	220,000	2,053,110
Chicony Electronics Co. Ltd.	377,650	1,020,331
Chipbond Technology Corp.	383,000	674,674
Compeq Manufacturing Co.	816,000	537,246
Coretronic Corp.	441,000	494,038
Hon Hai Precision Industry Co. Ltd., GDR	202,349	1,345,621

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Inventec Co. Ltd.	648,000	$620,934
Kenda Rubber Industrial Co. Ltd.	207,880	445,503
Lite-On Technology Corp.	568,825	950,008
Pou Chen Corp.	551,000	663,841
Radiant Opto-Electronics Corp.	180,000	772,359
Realtek Semiconductor Corp.	268,390	851,261
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	385,880	8,253,973
Teco Electric and Machinery Co. Ltd.	510,000	587,058
Vanguard International Semiconductor Corp.	374,000	600,988
Wistron NeWeb Corp.	154,000	378,734
Zhen Ding Technology Holding Ltd.	179,000	589,514

		23,558,702

Thailand
Jasmine International PLC	3,674,500	939,184

Turkey — 0.2%
Enka Insaat ve Sanayi A/S	271,303	736,485
Eregli Demir ve Celik Fabrikalari TAS	1,054,830	1,889,117
Ford Otomotiv Sanayi A/S*	35,530	442,838
Pegasus Hava Tasimaciligi A/S*	22,940	302,881
TAV Havalimanlari Holding A/S	54,040	429,749
Tofas Turk Otomobil Fabrikasi A/S	90,340	560,892
Tupras Turkiye Petrol Rafinerileri A/S	63,240	1,475,406
Turk Hava Yollari*	426,308	1,307,201

		7,144,569

United Arab Emirates — 0.1%
Air Arabia PJSC	915,320	308,885
Dubai Islamic Bank PJSC	281,170	493,720
First Gulf Bank PJSC	120,722	522,904

		1,325,509

United Kingdom — 2.5%
3i Group PLC	72,543	498,549
Aggreko PLC	29,506	833,043
AON PLC	5,130	462,162
AstraZeneca PLC	10,430	775,964
Aviva PLC	51,782	451,784
Barclays PLC	911,322	3,319,725
Barratt Developments PLC	70,845	452,657
BG Group PLC	347,602	7,334,843
BP PLC	140,032	1,233,105
British American Tobacco PLC	132,481	7,882,880
British Land Co. PLC, REIT	37,959	456,099
Britvic PLC	40,125	499,532
BT Group PLC	85,860	564,189
Burberry Group PLC	70,030	1,777,425
Carillion PLC	77,670	440,146
Centrica PLC	207,730	1,110,026
Home Retail Group PLC	135,468	409,324
HSBC Holdings PLC, (QMTF)	317,989	3,226,006
HSBC Holdings PLC, (XHKG)	446,400	4,539,759
Imperial Tobacco Group PLC	59,594	2,681,005
InterContinental Hotels Group PLC	45,165	1,868,528
Investec PLC	51,684	476,173
ITV PLC	192,043	585,239
Lloyds Banking Group PLC*	514,806	654,353
Marks & Spencer Group PLC	297,320	2,162,785
Meggitt PLC	125,600	1,087,446

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Old Mutual PLC	259,620	$878,365
Persimmon PLC*	21,880	476,537
Premier Oil PLC	84,792	484,091
Prudential PLC	287,830	6,594,570
Rio Tinto Ltd.	25,200	1,413,721
Rio Tinto PLC	86,469	4,668,806
SABMiller PLC	47,053	2,726,943
Signet Jewelers Ltd.	4,799	530,721
Smith & Nephew PLC	28,681	507,593
St James’s Place PLC	33,560	437,207
Standard Chartered PLC	193,078	3,946,510
Tullow Oil PLC	70,280	1,025,292
Unilever PLC	51,100	2,316,325
Vodafone Group PLC	1,382,846	4,621,835
WPP PLC	128,115	2,791,852

		79,203,115

United States — 33.6%
Abbott Laboratories	52,035	2,128,231
Acadia Healthcare Co., Inc.*(a)	44,861	2,041,175
Accenture PLC (Class A Stock)	42,858	3,464,640
ACE Ltd.	49,873	5,171,830
Actavis PLC*(a)	2,479	552,941
Acuity Brands, Inc.	39,113	5,407,372
Adobe Systems, Inc.*	103,044	7,456,264
Advance Auto Parts, Inc.(a)	22,130	2,985,779
Aegerion Pharmaceuticals, Inc.*(a)	28,461	913,313
Aetna, Inc.	27,750	2,249,970
Affiliated Managers Group, Inc.*	23,214	4,768,156
Agilent Technologies, Inc.	57,908	3,326,236
Airgas, Inc.	5,859	638,104
Albemarle Corp.	24,264	1,734,876
Alcoa, Inc.	277,165	4,126,987
Alexandria Real Estate Equities, Inc., REIT	14,200	1,102,488
Alexion Pharmaceuticals, Inc.*	24,981	3,903,281
Alleghany Corp.*	3,017	1,321,808
Allegion PLC	10,020	567,934
Allergan, Inc.	3,366	569,595
Alliance Data Systems Corp.*(a)	21,459	6,035,344
Allied World Assurance Co. Holdings AG	16,110	612,502
Ally Financial, Inc.*	104,900	2,508,159
Amazon.com, Inc.*	25,664	8,335,154
American Campus Communities, Inc.	33,464	1,279,663
American Electric Power Co., Inc.	28,200	1,572,714
American Homes 4 Rent (Class A Stock)	41,095	729,847
American International Group, Inc.	71,545	3,904,926
American Residential Properties, Inc., REIT*.	41,300	774,375
Ameriprise Financial, Inc.	23,204	2,784,480
AmerisourceBergen Corp.	6,546	475,632
AMETEK, Inc.	8,791	459,593
Amphenol Corp. (Class A Stock)	38,497	3,708,801
Amtrust Financial Services, Inc.(a)	28,761	1,202,497
Anadarko Petroleum Corp.	17,693	1,936,852
Analog Devices, Inc.	34,892	1,886,610
Antero Resources Corp.*	32,720	2,147,414
Apache Corp.	6,778	682,002
Apartment Investment & Management Co. (Class A Stock), REIT	67,595	2,181,290
Apollo Global Management LLC(a)	39,228	1,087,400
Apple, Inc.	201,436	18,719,447

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Applied Materials, Inc.	153,474	$3,460,839
Archer-Daniels-Midland Co.	11,093	489,312
Arrow Electronics, Inc.*	11,143	673,149
Aruba Networks, Inc.*(a)	10,791	189,058
Assurant, Inc.	5,650	370,357
athenahealth, Inc.*(a)	3,129	391,532
Autodesk, Inc.*	9,802	552,637
AutoZone, Inc.*(a)	4,568	2,449,544
Avago Technologies Ltd.	82,970	5,979,648
AvalonBay Communities, Inc., REIT	41,270	5,868,181
Aviv REIT, Inc., REIT	26,100	735,237
Avnet, Inc.	10,287	455,817
Axiall Corp.	7,920	374,378
Ball Corp.	46,700	2,927,156
Bank of America Corp.	679,161	10,438,704
Baxter International, Inc.	7,232	522,874
BB&T Corp.	3,500	138,005
Becton, Dickinson and Co.	4,182	494,731
Bed Bath & Beyond, Inc.*(a)	49,269	2,827,055
Best Buy Co., Inc.	89,021	2,760,541
Big Lots, Inc.*	8,164	373,095
Biogen Idec, Inc.*	27,487	8,666,926
BioMed Realty Trust, Inc., REIT	42,900	936,507
Blackstone Group LP (The)	10,715	358,310
BorgWarner, Inc.	47,992	3,128,598
Boston Properties, Inc., REIT	52,462	6,199,959
Boston Scientific Corp.*	200,071	2,554,907
Brandywine Realty Trust	38,350	598,260
Bristol-Myers Squibb Co.	113,953	5,527,860
Brixmor Property Group, Inc.	61,238	1,405,412
Broadcom Corp. (Class A Stock)	64,536	2,395,576
Brookdale Senior Living, Inc.*	22,006	733,680
Brookfield Property Partners LP(a)	12,177	254,136
Brown-Forman Corp. (Class B Stock)	424	39,928
Bruker Corp.*	13,819	335,387
Cabot Oil & Gas Corp.	11,118	379,569
Cameron International Corp.*	7,851	531,591
Capital One Financial Corp.	69,864	5,770,767
CareFusion Corp.*	9,722	431,171
Carlisle Cos., Inc.	70,687	6,122,908
Caterpillar, Inc.	5,483	595,838
CBL & Associates Properties, Inc.	9,450	179,550
CBRE Group, Inc. (Class A Stock)*	126,581	4,055,655
CBS Corp. (Class B Stock)	19,449	1,208,561
Celgene Corp.*	69,716	5,987,210
CenterPoint Energy, Inc.	59,600	1,522,184
CenturyLink, Inc.(a)	13,442	486,600
Cerner Corp.*	36,539	1,884,682
Charles Schwab Corp. (The)	51,844	1,396,159
Cheniere Energy, Inc.*	7,928	568,438
Chevron Corp.	34,041	4,444,053
Chipotle Mexican Grill, Inc.*	954	565,255
Chubb Corp. (The)	4,432	408,497
Ciena Corp.*(a)	102,586	2,222,013
Cigna Corp.	7,593	698,328
Cisco Systems, Inc.	179,634	4,463,904
Citigroup, Inc.	230,547	10,858,764
Citrix Systems, Inc.*(a)	19,204	1,201,210
City National Corp.	4,302	325,920

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	11,468	$93,808
ClubCorp Holdings, Inc.	42,400	786,096
CMS Energy Corp.	32,783	1,021,190
Coach, Inc.	15,900	543,621
Coca-Cola Co. (The)	94,613	4,007,807
Coca-Cola Enterprises, Inc.	12,091	577,708
Cognizant Technology Solutions Corp. (Class A Stock)*	84,131	4,114,847
Colfax Corp.*	4,500	335,430
Comcast Corp. (Class A Stock)	125,541	6,739,041
CommScope Holding Co., Inc.*	10,215	236,273
CommVault Systems, Inc.*	32,385	1,592,370
Concho Resources, Inc.*	20,643	2,982,913
ConocoPhillips*	15,604	1,337,731
CONSOL Energy, Inc.	33,700	1,552,559
Constellation Brands, Inc. (Class A Stock)*(a)	17,733	1,562,809
Corning, Inc.	21,592	473,944
Corporate Office Properties Trust	36,600	1,017,846
CoStar Group, Inc.*	2,740	433,386
Costco Wholesale Corp.	27,053	3,115,423
Cousins Properties, Inc.	58,300	725,835
Covidien PLC	5,616	506,451
Crown Holdings, Inc.*	21,236	1,056,703
CSX Corp.	38,753	1,193,980
CubeSmart, REIT	34,100	624,712
CVS Caremark Corp.	85,310	6,429,815
DDR Corp.	152,340	2,685,754
DealerTrack Holdings, Inc.*(a)	35,998	1,632,149
Deckers Outdoor Corp.*(a)	6,458	557,519
Deere & Co.	4,720	427,396
Delta Air Lines, Inc.	156,723	6,068,315
Devon Energy Corp.	49,306	3,914,896
DiamondRock Hospitality Co.	100,400	1,287,128
Digital Realty Trust, Inc.	8,900	519,048
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.*	12,900	1,096,629
Discover Financial Services	7,244	448,983
DISH Network Corp. (Class A Stock)*	95,262	6,199,651
Dollar Tree, Inc.*	13,050	710,703
Dominion Resources, Inc.	19,237	1,375,830
Douglas Emmett, Inc., REIT	12,270	346,259
Dover Corp.	29,530	2,685,753
Dow Chemical Co. (The)	12,753	656,269
Dr. Pepper Snapple Group, Inc.	53,649	3,142,759
Dril-Quip, Inc.*	16,226	1,772,528
Duke Energy Corp.	26,400	1,958,616
Duke Realty Corp., REIT	157,769	2,865,085
Dynegy, Inc.*	350	12,180
Eagle Materials, Inc.	2,450	230,986
East West Bancorp, Inc.	93,796	3,281,922
EastGroup Properties, Inc.	16,600	1,066,218
Eaton Corp. PLC	58,988	4,552,694
eBay, Inc.*	27,023	1,352,771
Ecolab, Inc.	20,778	2,313,423
Edison International	33,457	1,944,186
Electronic Arts, Inc.*	122,302	4,386,973
Eli Lilly & Co.	9,335	580,357
EMC Corp.	20,248	533,332

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Emerson Electric Co.	46,446	$3,082,157
Energen Corp.	5,974	530,969
Energizer Holdings, Inc.	8,121	991,005
EnerSys	6,248	429,800
Ensco PLC (Class A Stock)(a)	17,281	960,305
Entercom Communications Corp. (Class A Stock)*(a)	33,553	360,024
Entergy Corp.	19,903	1,633,837
Envision Healthcare Holdings, Inc.*	13,795	495,378
EOG Resources, Inc.	15,540	1,816,005
EQT Corp.	10,912	1,166,493
Equifax, Inc.	38,804	2,814,842
Equity LifeStyle Properties, Inc.	11,450	505,632
Equity One, Inc., REIT	52,000	1,226,680
Equity Residential, REIT	53,370	3,362,310
Essex Property Trust, Inc., REIT	15,826	2,926,386
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,263	613,610
Excel Trust, Inc., REIT	47,400	631,842
Exelon Corp.	47,911	1,747,793
Expedia, Inc.	51,872	4,085,439
Extra Space Storage, Inc., REIT	42,660	2,271,645
Exxon Mobil Corp.	148,090	14,909,701
Facebook, Inc. (Class A Stock)*	87,276	5,872,802
Family Dollar Stores, Inc.	2,873	190,020
Federal Realty Investment Trust	5,000	604,600
Fidelity National Information Services, Inc.	8,400	459,816
Fifth Third Bancorp	99,825	2,131,264
FireEye, Inc.*(a)	38,900	1,577,395
First Republic Bank	25,852	1,421,601
Flowserve Corp.	41,332	3,073,034
Fluidigm Corp.*	41,127	1,209,134
Fluor Corp.	71,834	5,524,034
Foot Locker, Inc.	9,945	504,410
Fortune Brands Home & Security, Inc.	96,644	3,858,995
Frank’s International NV	11,966	294,364
Freeport-McMoRan Copper & Gold, Inc.(a)	65,252	2,381,698
Freescale Semiconductor Ltd.*(a)	29,397	690,829
Gannett Co., Inc.	55,396	1,734,449
Gap, Inc. (The)	72,916	3,031,118
Garmin Ltd.(a)	8,341	507,967
Generac Holdings, Inc.*(a)	6,446	314,178
General Growth Properties, Inc., REIT	118,710	2,796,808
General Mills, Inc.	18,620	978,295
General Motors Co.	172,127	6,248,210
Genuine Parts Co.	10,084	885,375
Genworth Financial, Inc. (Class A Stock)*	27,163	472,636
Gilead Sciences, Inc.*	95,353	7,905,717
Glimcher Realty Trust	57,200	619,476
Google, Inc. (Class A Stock)*	11,997	7,014,286
Google, Inc. (Class C Stock)*	29,617	17,038,067
Guidewire Software, Inc.*	6,639	269,942
Halliburton Co.	30,084	2,136,264
Hanesbrands, Inc.	24,062	2,368,663
Harley-Davidson, Inc.	56,239	3,928,294
Harman International Industries, Inc.	10,314	1,108,033
Harris Corp.	7,033	532,750
Hartford Financial Services Group, Inc. (The)	125,191	4,483,090
HCP, Inc., REIT	78,140	3,233,433

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
HD Supply Holdings, Inc.*	117,401	$3,333,014
Health Care REIT, Inc., REIT	62,323	3,905,782
Healthcare Realty Trust, Inc.	30,100	765,142
Helmerich & Payne, Inc.	4,871	565,572
Henry Schein, Inc.*	2,489	295,370
Hershey Co. (The)	3,622	352,674
Hertz Global Holdings, Inc.*	18,707	524,357
Hess Corp.	23,274	2,301,566
Hewlett-Packard Co.	75,881	2,555,672
Highwoods Properties, Inc., REIT(a)	32,100	1,346,595
Hilton Worldwide Holdings, Inc.*	116,359	2,711,165
Home Depot, Inc. (The)	133,005	10,768,085
Honeywell International, Inc.	43,743	4,065,912
Hospira, Inc.*(a)	9,080	466,440
Host Hotels & Resorts, Inc., REIT(a)	173,780	3,824,898
Hubbell, Inc. (Class B Stock)	3,309	407,503
Hudson City Bancorp, Inc.	104,375	1,026,006
Humana, Inc.	42,468	5,424,013
Huntington Bancshares, Inc.	21,512	205,224
Huntington Ingalls Industries, Inc.	4,421	418,182
Hyatt Hotels Corp. (Class A Stock)*	8,650	527,477
IDEX Corp.	7,260	586,172
Illinois Tool Works, Inc.	19,940	1,745,946
Illumina, Inc.*	28,412	5,072,678
Ingersoll-Rand PLC	7,806	487,953
Intercontinental Exchange, Inc.	6,660	1,258,074
International Business Machines Corp.	6,100	1,105,747
Invesco Ltd.	51,281	1,935,858
ITT Corp.	11,739	564,646
J.C. Penney Co., Inc.*(a)	55,115	498,791
Jack Henry & Associates, Inc.	11,304	671,797
Jack in the Box, Inc.	8,338	498,946
Jarden Corp.*	15,852	940,816
Jazz Pharmaceuticals PLC*	2,283	335,624
Johnson & Johnson	183,842	19,233,550
Jones Lang LaSalle, Inc.	4,319	545,878
Juniper Networks, Inc.*	18,932	464,591
KapStone Paper and Packaging Corp.*	9,700	321,361
Kilroy Realty Corp.	25,510	1,588,763
Kimco Realty Corp., REIT	134,264	3,085,386
Kinder Morgan, Inc.	65,800	2,385,908
Kirby Corp.*	31,792	3,724,115
KLA-Tencor Corp.	70,264	5,103,977
Kohl’s Corp.	77,383	4,076,536
Kroger Co. (The)	53,908	2,664,672
L-3 Communications Holdings, Inc.	7,722	932,431
La Quinta Holdings, Inc.*	58,700	1,123,518
Lam Research Corp.	115,514	7,806,436
Laredo Petroleum, Inc.*(a)	16,311	505,315
Las Vegas Sands Corp.	28,166	2,146,813
LaSalle Hotel Properties(a)	35,700	1,259,853
Lazard Ltd. (Class A Stock)	68,202	3,516,495
Lear Corp.	5,617	501,710
Legg Mason, Inc.	57,921	2,971,926
Liberty Property Trust, REIT	36,800	1,395,824
Loews Corp.	122,930	5,410,149
Lowe’s Cos., Inc.	44,430	2,132,196
Lululemon Athletica, Inc.*(a)	61,471	2,488,346
LyondellBasell Industries NV (Class A Stock)	6,104	596,056

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
M&T Bank Corp.(a)	20,748	$2,573,789
Macerich Co. (The), REIT	18,300	1,221,525
Macy’s, Inc.	11,426	662,937
ManpowerGroup, Inc.	5,676	481,609
Marathon Oil Corp.	61,449	2,453,044
Marriott International, Inc. (Class A Stock)(a)	18,283	1,171,940
Marsh & McLennan Cos., Inc.	110,734	5,738,236
Martin Marietta Materials, Inc.	14,580	1,925,289
Marvell Technology Group Ltd.	33,904	485,844
Masco Corp.	29,868	663,070
MasterCard, Inc. (Class A Stock)	61,701	4,533,172
McKesson Corp.	11,960	2,227,072
Medtronic, Inc.	8,679	553,373
Merck & Co., Inc.	95,988	5,552,906
MetLife, Inc.	116,376	6,465,851
Michael Kors Holdings Ltd.*	47,397	4,201,744
Microsoft Corp.	290,965	12,133,240
Mid-America Apartment Communities, Inc.	24,500	1,789,725
Middleby Corp. (The)*	4,467	369,510
Mohawk Industries, Inc.*	25,441	3,519,508
Molson Coors Brewing Co. (Class B Stock)	8,500	630,360
Mondelez International, Inc. (Class A Stock)	55,798	2,098,563
Monsanto Co.	17,930	2,236,588
Moody’s Corp.	36,768	3,223,083
Morgan Stanley	171,918	5,558,109
Mosaic Co. (The)	22,690	1,122,021
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	10,541	1,008,141
Murphy USA, Inc.*	8,660	423,387
Mylan, Inc.*	2,550	988,603
National Bank Holdings Corp.	38,200	761,708
National Fuel Gas Co.	4,303	336,925
National Healthcare Corp.	15,300	861,237
National Retail Properties, Inc.(a)	22,700	844,213
Nektar Therapeutics*(a)	84,082	1,077,931
Netflix, Inc.*	6,252	2,754,631
News Corp.*	19,598	341,985
NextEra Energy, Inc.	42,888	4,395,162
NiSource, Inc.	47,767	1,879,154
Nordstrom, Inc.	3,870	262,889
Northeast Utilities	23,920	1,130,698
Northern Trust Corp.	34,444	2,211,649
Northrop Grumman Corp.	5,045	603,533
Norwegian Cruise Line Holdings Ltd.*	11,229	355,959
Occidental Petroleum Corp.	15,343	1,574,652
Old Dominion Freight Line, Inc.*	45,553	2,900,815
Old Republic International Corp.	51,766	856,210
Omnicom Group, Inc.	25,800	1,837,476
Opentable, Inc.*	19,982	2,070,135
Oracle Corp.	17,498	709,194
PACCAR, Inc.	73,852	4,640,121
Packaging Corp. of America	7,763	554,977
Pall Corp.	45,429	3,879,182
Palo Alto Networks, Inc.*(a)	27,565	2,311,325
Pandora Media, Inc.*	11,283	332,849
Panera Bread Co. (Class A Stock)*	2,111	316,291
Parkway Properties, Inc., REIT	23,900	493,535
PBF Energy, Inc. (Class A Stock)	48,359	1,288,767
Pebblebrook Hotel Trust, REIT	5,500	203,280

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Pennsylvania Real Estate Investment Trust, REIT	37,000	$696,340
PerkinElmer, Inc.	10,963	513,507
PetSmart, Inc.(a)	16,208	969,238
Pfizer, Inc.	157,520	4,675,194
Philip Morris International, Inc.	36,629	3,088,191
Phillips 66	63,605	5,115,750
Plains All American Pipeline LP	9,232	554,382
PNC Financial Services Group, Inc. (The)	32,793	2,920,217
Post Holdings, Inc.*(a)	24,200	1,232,022
PPG Industries, Inc.	14,567	3,061,255
Precision Castparts Corp.	10,098	2,548,735
Premier, Inc.*	39,315	1,140,135
Priceline Group, Inc. (The)*	5,660	6,808,980
Principal Financial Group, Inc.	9,513	480,216
Procter & Gamble Co. (The)	86,389	6,789,312
ProLogis, Inc., REIT	141,086	5,797,224
Public Service Enterprise Group, Inc.	12,645	515,790
Public Storage, REIT	28,000	4,797,800
Pulte Group, Inc.	36,997	745,860
PVH Corp.	2,593	302,344
QEP Resources, Inc.	11,476	395,922
QUALCOMM, Inc.	75,562	5,984,511
Quanta Services, Inc.*	12,248	423,536
Questar Corp.	18,824	466,835
Ralph Lauren Corp.	10,248	1,646,751
Rayonier Advanced Materials, Inc.*	15,447	598,571
Rayonier, Inc., REIT	46,341	1,647,423
Raytheon Co.	5,534	510,511
Regal-Beloit Corp.	6,434	505,455
Regency Centers Corp., REIT	13,630	758,919
Regeneron Pharmaceuticals, Inc.*(a)	8,426	2,380,092
Reinsurance Group of America, Inc.	4,831	381,166
Retail Opportunity Investments Corp.	5,150	81,009
Rexnord Corp.*	8,404	236,573
Rite Aid Corp.*	44,192	316,857
RLJ Lodging Trust, REIT	22,200	641,358
Rock-Tenn Co. (Class A Stock)	19,982	2,109,899
Royal Caribbean Cruises Ltd.(a)	18,658	1,037,384
Rush Enterprises, Inc. (Class A Stock)*(a)	35,833	1,242,330
Ryder System, Inc.	5,210	458,949
Sabre Corp.*	2,000	40,100
SanDisk Corp.(a)	9,775	1,020,804
Schlumberger Ltd.	83,437	9,841,394
Sempra Energy	41,261	4,320,439
Senior Housing Properties Trust	17,000	412,930
ServiceNow, Inc.*	33,329	2,065,065
Sherwin-Williams Co. (The)	18,385	3,804,040
Sigma-Aldrich Corp.(a)	4,979	505,269
Signature Bank*	27,667	3,491,022
Silgan Holdings, Inc.	8,566	435,324
Simon Property Group, Inc., REIT	69,759	11,599,526
Sirona Dental Systems, Inc.*	6,130	505,480
SL Green Realty Corp., REIT	10,920	1,194,757
SM Energy Co.	6,299	529,746
Snap-on, Inc.	9,119	1,080,784
Southwestern Energy Co.*	59,410	2,702,561
Spirit Airlines, Inc.*	7,751	490,173
Spirit Realty Capital, Inc.	90,100	1,023,536
Splunk, Inc.*	30,686	1,697,856

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Sprouts Farmers Market, Inc.*	7,100	$232,312
SPX Corp.	6,485	701,742
St. Jude Medical, Inc.	7,806	540,565
Stanley Black & Decker, Inc.	5,218	458,245
Starbucks Corp.	52,209	4,039,932
Starwood Hotels & Resorts Worldwide, Inc.	2,300	185,886
State Street Corp.	25,266	1,699,391
Stericycle, Inc.*	4,341	514,061
Sunstone Hotel Investors, Inc., REIT	61,870	923,719
SunTrust Banks, Inc.	69,416	2,780,805
SVB Financial Group*	5,506	642,110
Synaptics, Inc.*	5,714	517,917
Synopsys, Inc.*	13,162	510,949
T. Rowe Price Group, Inc.	34,621	2,922,359
Tableau Software, Inc. (Class A Stock)*	3,063	218,484
Taubman Centers, Inc.	18,720	1,419,163
TD Ameritrade Holding Corp.	79,452	2,490,820
Teradyne, Inc.	34,359	673,436
Tesla Motors, Inc.*(a)	12,637	3,033,638
Texas Instruments, Inc.	39,934	1,908,446
Thermo Fisher Scientific, Inc.	4,328	510,704
Tiffany & Co.	3,883	389,271
Time Warner Cable, Inc.	5,881	866,271
Time Warner, Inc.	99,404	6,983,131
Time, Inc.*	53,167	1,287,693
TJX Cos., Inc. (The)	83,827	4,455,405
Toll Brothers, Inc.*	72,977	2,692,851
Torchmark Corp.	5,793	474,563
Travelers Cos., Inc. (The)	23,460	2,206,882
TreeHouse Foods, Inc.*	15,200	1,217,064
Trex Co., Inc.*(a)	34,160	984,491
Trinity Industries, Inc.(a)	8,750	382,550
TripAdvisor, Inc.*(a)	3,748	407,258
Trulia, Inc.*(a)	37,360	1,770,117
TRW Automotive Holdings Corp.*(a)	9,077	812,573
Twenty-First Century Fox, Inc. (Class A Stock)	98,898	3,476,265
Twenty-First Century Fox, Inc. (Class B Stock)	33,200	1,136,436
U.S. Bancorp	67,450	2,921,934
UDR, Inc., REIT	52,300	1,497,349
Ulta Salon Cosmetics & Fragrance, Inc.*	4,190	383,008
Ultra Petroleum Corp.*(a)	16,058	476,762
Union Pacific Corp.	51,520	5,139,120
United Continental Holdings, Inc.*	82,104	3,372,012
United States Steel Corp.(a)	35,257	918,092
United Technologies Corp.	94,931	10,959,784
UnitedHealth Group, Inc.	132,731	10,850,759
Unum Group	69,309	2,409,181
Urban Outfitters, Inc.*	10,763	364,435
Valeant Pharmaceuticals International, Inc.*(a)	30,551	3,853,092
Valero Energy Corp.	24,178	1,211,318
Veeva Systems, Inc.*	51,340	1,306,603
Ventas, Inc., REIT	46,846	3,002,829
Vera Bradley, Inc.*(a)	49,350	1,079,285
VeriFone Systems, Inc.*	22,241	817,357
Verizon Communications, Inc.	225,284	11,023,134
Vertex Pharmaceuticals, Inc.*	34,311	3,248,565
VF Corp.	49,797	3,137,211

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Visa, Inc. (Class A Stock)	14,743	$3,106,498
VMware, Inc. (Class A Stock)*(a)	11,370	1,100,730
Vornado Realty Trust, REIT	45,518	4,858,136
W.R. Berkley Corp.	24,045	1,113,524
W.W. Grainger, Inc.	2,567	652,711
WABCO Holdings, Inc.*	19,065	2,036,523
Walgreen Co.	10,221	757,683
Washington Prime Group, Inc.*	9,849	184,570
Watsco, Inc.	26,717	2,745,439
Weingarten Realty Investors, REIT(a)	36,130	1,186,509
Wells Fargo & Co.	352,841	18,545,323
Westar Energy, Inc.	13,281	507,201
Western Digital Corp.	5,160	476,268
Western Union Co. (The)(a)	75,300	1,305,702
Weyerhaeuser Co.	67,700	2,240,193
Whiting Petroleum Corp.*	6,500	521,625
Williams Cos., Inc. (The)	4,236	246,578
Williams-Sonoma, Inc.	42,277	3,034,643
Wisconsin Energy Corp.(a)	6,996	328,252
Workday, Inc. (Class A Stock)*	23,444	2,106,678
Wynn Resorts Ltd.	1,665	345,587
Xcel Energy, Inc.	71,874	2,316,499
Xerox Corp.	36,392	452,716
Xilinx, Inc.	13,003	615,172
Yahoo!, Inc.*	14,009	492,136
Zimmer Holdings, Inc.	5,726	594,702
Zions Bancorporation	7,147	210,622

		1,050,136,443

TOTAL COMMON STOCKS (cost $1,354,564,553)		1,584,447,206

PREFERRED STOCKS — 1.4%
Brazil — 0.3%
Banco do Estado do Rio Grande do Sul SA (PRFC B)	82,950	403,581
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (PRFC)	41,190	1,908,333
Itau Unibanco Holding SA, ADR (PRFC)	262,805	3,779,136
Randon Participacoes SA (PRFC)	163,370	454,730
Vale SA, ADR (PRFC)(a)	291,410	3,467,779

		10,013,559

Germany — 0.3%
Henkel AG & Co. KGaA, (PRFC)	17,122	1,978,145
Volkswagen AG, (PRFC)	23,609	6,183,591

		8,161,736

Ireland
Xlit Ltd., Series D, 3.346%	235	199,236

Luxembourg
Arcelormittal, Series MTUS, 6.000%	40,686	915,028

United States — 0.8%
Ally Financial, Inc., Series G 7.000%	155	156,167
Apartment Investment & Management Co., 6.875%	21,300	548,049
Bank of America Corp., Series L, 7.250%	1,491	1,739,997
Brandywine Realty Trust, Series E, 6.900%	10,250	270,703
Campus Crest Communities, Inc., Series A, 8.000%	7,600	194,180

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
CBL & Associates Properties, Inc., Series D, 7.375%	41,800	$1,059,630
CBL & Associates Properties, Inc., Series E, 6.625%	4,100	102,418
Chesapeake Energy Corp., 5.750%	1,027	1,317,127
CommonWealth REIT, 5.750%	750	16,657
CommonWealth REIT, 7.500%	1,300	26,975
CommonWealth REIT, Series E, 7.250%	40,500	1,044,090
Corporate Office Properties Trust, Series L, 7.375%	64,950	1,662,720
Crown Castle International Corp., Series A, 4.500%	4,070	414,814
CubeSmart, Series A, 7.750%	34,700	921,285
DDR Corp., Series J, 6.500%	16,300	404,729
DDR Corp., Series K, 6.250%	1,700	40,630
Dominion Resources, Inc., Series A, 6.125%	6,250	360,313
Dominion Resources, Inc., Series B, 6.000%	6,262	363,321
Duke Realty Corp., Series K, 6.500%	8,950	223,392
Duke Realty Corp., Series L, 6.600%	1,700	42,500
Essex Property Trust, Inc., Series H, 7.125%	3,900	101,673
Exelon Corp., 6.500%*	9,131	492,586
General Growth Properties, Inc., Series A, 6.375%	23,700	571,170
Glimcher Realty Trust, 6.875%	17,000	425,340
Glimcher Realty Trust, Series G, 8.125%	22,651	576,808
Glimcher Realty Trust, Series H, 7.500%	18,600	473,928
Goldman Sachs Group, Inc. (The), Series J, 5.500%(c)	15,000	367,500
Health Care REIT, Inc., Series I, 6.500%	4,000	230,960
Health Care REIT, Inc., Series J, 6.500%	6,200	157,356
Hudson Pacific Properties, Inc., Series B, 8.375%	4,800	127,920
Inland Real Estate Corp., Series A, 8.125%	1,100	29,282
Kilroy Realty Corp., Series G, 6.875%	2,050	52,962
Kilroy Realty Corp., Series H, 6.375%	2,200	52,712
Kimco Realty Corp., Series H, 6.900%	2,200	57,486
LaSalle Hotel Properties, Series H, 7.500%	11,200	293,608
MetLife, Inc., CVT, 5.000%	15,350	490,586
NextEra Energy, Inc., 5.799%	8,543	487,549
NextEra Energy, Inc., CVT, 5.889%	7,648	497,044
Pebblebrook Hotel Trust, Series A, 7.875%	27,950	736,483
PS Business Parks, Inc., Series S, 6.450%	4,100	103,033
PS Business Parks, Inc., Series T, 6.000%	1,400	33,768
Public Storage, Series P, 6.500%	1,100	28,534
Public Storage, Series R, 6.350%	1,100	28,292
Regency Centers Corp., Series 6, 6.625%	12,900	329,079
Saul Centers, Inc., Series C, 6.785%	23,550	594,638
SL Green Realty Corp., Series I, 6.500%	8,700	213,150
STAG Industrial, Inc., Series B, 6.625%	7,250	178,060
Strategic Hotels & Resorts, Inc., Series C, 8.250%	28,000	700,000
Sunstone Hotel Investors, Inc., Series D, 8.000%	27,500	727,788
Taubman Centers, Inc., Series J, 6.500%	23,850	592,673
Taubman Centers, Inc., Series K, 6.250%	29,650	714,565
Terreno Realty Corp., Series A, 7.750%	1,100	28,699
United Technologies Corp., CVT, 7.500%(a)	9,083	592,121

PREFERRED STOCKS (continued)		Shares	Value (Note 2)
United States (continued)
Urstadt Biddle Properties, Inc., Series F, 7.125%		12,450	$316,355
Vornado Realty LP, 7.875%		3,700	94,424
Vornado Realty Trust, Series I, 6.625%		1,100	27,775
Weingarten Realty Investors, Series F, 6.500%		2,200	55,264
Wells Fargo & Co., Series L, CVT, 7.500%		1,936	2,350,304
Weyerhaeuser Co., Series A, CVT, 6.375%		6,157	349,410

			25,190,582

TOTAL PREFERRED STOCKS (cost $43,574,172)			44,480,141

		Units
RIGHTS*
Spain
Repsol SA, expiring 07/09/14 (cost $54,198)		79,836	54,332

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.4%
Non-Residential Mortgage-Backed Securities — 0.6%
American Credit Acceptance Receivables Trust,
Series 2013-2, Class A, 144A
1.320%	02/15/17	440	440,647
AmeriCredit Automobile Receivables Trust,
Series 2012-4, Class A3
0.670%	06/08/17	373	373,432
Series 2012-5, Class A3
0.620%	06/08/17	213	213,080
Series 2013-1, Class A3
0.610%	10/10/17	325	325,264
Series 2013-4, Class A2
0.740%	11/08/16	402	402,755
Capital Auto Receivables Asset Trust,
Series 2013-1, Class A2
0.620%	07/20/16	853	852,952
Carfinance Capital Auto Trust,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	180	181,063
Series 2013-2A, Class A, 144A
1.750%	11/15/17	457	458,265
CarNow Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.160%	10/16/17	273	273,032
CNH Equipment Trust,
Series 2012-C, Class A3
0.570%	12/15/17	776	776,929
CPS Auto Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	166	167,371
Series 2012-D, Class A, 144A
1.480%	03/16/20	138	138,812
Series 2013-A, Class A, 144A
1.310%	06/15/20	339	339,337
Series 2013-C, Class A, 144A
1.640%	04/16/18	1,017	1,022,778

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A, 144A
1.520%	03/16/20	317	$318,575
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB5, Class M2
2.627%(c)	11/25/33	401	383,252
Series 2004-CB5, Class M1
1.067%(c)	01/25/34	446	414,095
Exeter Automobile Receivables Trust,
Series 2012-2A, Class A, 144A
1.300%	06/15/17	115	114,926
Series 2013-1A, Class A, 144A
1.290%	10/16/17	311	311,653
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	166	166,696
Flagship Credit Auto Trust,
Series 2013-1A, Class A, 144A
1.320%	04/16/18	422	423,102
Series 2013-2, Class A, 144A
1.940%	01/15/19	838	841,316
Ford Credit Auto Owner Trust,
Series 2012-D, Class A3
0.510%	04/15/17	455	454,885
Series 2013-C, Class A3
0.820%	12/15/17	820	823,489
Honda Auto Receivables Owner Trust,
Series 2013-1, Class A3
0.480%	11/21/16	993	993,859
Huntington Auto Trust,
Series 2012-2, Class A2
0.380%	09/15/15	6	5,866
Hyundai Auto Receivables Trust,
Series 2013-A, Class A3
0.560%	07/17/17	1,040	1,041,176
John Deere Owner Trust,
Series 2012-B, Class A3
0.530%	07/15/16	1,135	1,135,176
Mercedes-Benz Auto Lease Trust,
Series 2013-1A, Class A3
0.590%	02/15/16	1,282	1,282,897
Mercedes-Benz Auto Receivables Trust,
Series 2012-1, Class A3
0.470%	10/17/16	1,602	1,603,347
Series 2013-1, Class A3
0.780%	08/15/17	484	485,536
Mid-State Capital Trust,
Series 2010-1, Class M, 144A
5.250%	12/15/45	537	557,227
Navitas Equipment Receivables LLC,
Series 2013-1, Class A, 144A
1.950%	11/15/16	234	234,464
SNAAC Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.140%	07/16/18	97	96,920
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1
1.052%(c)	11/25/34	1,140	1,054,717

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Springleaf Funding Trust,
Series 2013-AA, Class A, 144A
2.580%	09/15/21	500	$503,664
Toyota Auto Receivables Owner Trust,
Series 2013-A, Class A3
0.550%	01/17/17	545	545,824
Volkswagen Auto Loan Enhanced Trust,
Series 2012-2, Class A2
0.330%	07/20/15	14	14,289
World Omni Automobile Lease Securitization Trust,
Series 2013-A, Class A3
1.100%	12/15/16	658	662,201

			20,434,869

Residential Mortgage-Backed Securities — 2.8%
ABFC 2004-OPT2 Trust,
Series 2004-OPT2, Class M2
1.652%(c)	07/25/33	633	599,943
ABFC 2004-OPT3 Trust,
Series 2004-OPT3, Class A4
0.932%(c)	11/25/33	509	480,024
ACE Securities Corp.,
Series 2003-OP1, Class M1
1.202%(c)	12/25/33	137	128,800
Series 2003-OP1, Class M2
2.402%(c)	12/25/33	1,203	1,115,469
Series 2004-HE2, Class M2
1.952%(c)	10/25/34	467	416,653
Series 2004-HE3, Class M3
1.232%(c)	11/25/34	307	265,941
Series 2004-OP1, Class M2
1.727%(c)	04/25/34	1,072	946,876
Series 2005-HE7, Class A1B2
0.452%(c)	11/25/35	506	473,786
Series 2005-SD1, Class M1
0.902%(c)	11/25/50	544	544,093
Ameriquest Mortgage Securities, Inc.,
Series 2002-2, Class M3
2.807%(c)	08/25/32	1,006	996,586
Series 2003-9, Class M2
3.002%(c)	09/25/33	649	614,599
Series 2003-12, Class M2
2.702%(c)	01/25/34	641	572,026
Series 2004-R1, Class M2
1.022%(c)	02/25/34	1,763	1,562,009
Series 2004-R1, Class M6
2.222%(c)	02/25/34	367	307,298
Series 2004-R2, Class A1B
0.772%(c)	04/25/34	598	591,536
Argent Securities, Inc.,
Series 2003-W7, Class M2
2.777%(c)	03/25/34	454	409,614
Series 2003-W9, Class M2
2.732%(c)	01/25/34	2,196	2,037,399
Asset-Backed Securities Corp.,
Series 2004-HE7, Class M4
2.175%(c)	10/25/34	455	315,098

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR3, Class M2
1.905%(c)	09/25/34	1,376	$1,216,752
Bear Stearns Asset-Backed Securities Trust,
Series 2003-2, Class B
5.402%(c)	03/25/43	252	235,472
Centex Home Equity,
Series 2004-A, Class M1
0.752%(c)	01/25/34	1,877	1,718,727
Series 2004-B, Class M2
0.902%(c)	03/25/34	1,288	1,149,228
Series 2005-A, Class M1
0.632%(c)	01/25/35	1,595	1,496,990
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1
0.882%(c)	05/25/34	1,383	1,173,515
Chase Funding Trust,
Series 2003-6, Class 2M1
0.902%(c)	11/25/34	1,579	1,457,516
CHEC Loan Trust,
Series 2004-1, Class A3
0.652%(c)	07/25/34	650	618,494
Series 2004-2, Class M3
1.402%(c)	04/25/34	443	339,479
Countrywide Asset-Backed Certificates,
Series 2003-5, Class MF2
5.782%(c)	11/25/33	1,271	1,117,718
Series 2003-BC6, Class M2
1.877%(c)	10/25/33	829	755,557
Series 2004-3, Class M1
0.902%(c)	06/25/34	2,200	2,100,402
Series 2004-5, Class M2
1.157%(c)	07/25/34	1,763	1,660,725
Series 2004-6, Class 1A1
0.422%(c)	12/25/34	1,095	1,027,402
Series 2004-6, Class M2
0.802%(c)	10/25/34	1,784	1,700,521
Series 2004-BC1, Class M3
2.252%(c)	10/25/33	248	207,572
Series 2004-ECC2, Class M5
2.027%(c)	10/25/34	762	674,729
Series 2004-SD2, Class M1, 144A
0.772%(c)	06/25/33	785	753,123
Equity One Mortgage Pass-Through Trust,
Series 2003-4, Class M1
5.385%	10/25/34	1,650	1,630,077
Series 2004-1, Class M2
5.115%	04/25/34	3,183	2,995,412
Series 2004-2, Class M1
5.192%	07/25/34	217	213,180
First Franklin Mortgage Loan Trust,
Series 2005-FF10, Class A4
0.490%(c)	11/25/35	1,576	1,545,513
Fortress Opportunities Residential Transaction,
Series 2013-1A, Class A1N, 144A
3.960%	10/25/33	377	379,874
Series 2013-1A, Class AR, 144A
4.210%	10/25/18	210	210,039

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Fremont Home Loan Trust,
Series 2004-2, Class M2
1.082%(c)	07/25/34	939	$881,705
Series 2005-D, Class 2A3
0.402%(c)	11/25/35	359	350,662
GMAT Trust,
Series 2013-1A, Class A, 144A
3.967%	11/25/43	321	321,208
GSAMP Trust,
Series 2004-FM2, Class M3
2.102%(c)	01/25/34	275	273,104
Series 2004-NC2, Class M1
1.202%(c)	10/25/34	830	734,182
Series 2007-SEA1, Class A, 144A
0.470%(c)	12/25/36	636	574,310
HLSS Servicer Advance Receivables Backed Notes,
Series 2013-T1, Class A2, 144A
1.495%	01/16/46	389	389,195
Series 2013-T4, Class AT4, 144A
1.183%	08/15/44	700	700,210
Series2013-T2, Class A2, 144A
1.147%	05/16/44	1,950	1,950,390
HLSS Servicer Advance Receivables Trust,
Series 2012-T2, Class A2, 144A
1.990%	10/15/45	171	172,368
Home Equity Asset Trust,
Series 2003-1, Class M1
1.652%(c)	06/25/33	760	729,946
Series 2004-6, Class M2
1.052%(c)	12/25/34	229	201,306
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3
1.352%(c)	11/25/34	872	806,574
Series 2004-C, Class M2
1.052%(c)	03/25/35	1,292	1,211,889
Lake Country Mortgage Loan Trust,
Series 2006-HE1, Class A4, 144A
0.522%(c)	07/25/34	552	549,524
Long Beach Mortgage Loan Trust,
Series 2001-2, Class M1
0.992%(c)	07/25/31	1,837	1,768,377
Series 2003-4, Class M2
2.777%(c)	08/25/33	207	193,340
Series 2004-1, Class M3
1.202%(c)	02/25/34	2,201	2,046,304
Series 2004-5, Class A5
0.712%(c)	09/25/34	807	698,833
MASTR Asset-Backed Securities Trust,
Series 2003-NC1, Class M5
5.826%(c)	04/25/33	318	300,111
Series 2005-NC1, Class M2
0.902%(c)	12/25/34	1,575	1,432,923
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1
1.127%(c)	07/25/34	656	568,620
Series 2005-NC1, Class M2
1.232%(c)	10/25/35	775	676,746

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE1, Class M1
1.007%(c)	01/25/34	557	$513,169
Series 2004-HE6, Class M1
0.977%(c)	08/25/34	1,000	919,392
Series 2004-HE6, Class M2
1.052%(c)	08/25/34	859	828,816
Series 2004-NC2, Class M2
1.952%(c)	12/25/33	407	330,669
Series 2004-NC5, Class M1
1.052%(c)	05/25/34	824	746,315
Series 2004-OP1, Class M3
1.172%(c)	11/25/34	150	136,349
Series 2004-WMC2, Class M1
1.067%(c)	07/25/34	993	947,758
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM3, Class M1
1.577%(c)	02/25/33	441	415,950
Series 2002-NC5, Class M1
1.562%(c)	10/25/32	360	337,640
New Century Home Equity Loan Trust,
Series 2003-4, Class M2
2.882%(c)	10/25/33	1,678	1,635,341
Series 2003-6, Class M1
1.232%(c)	01/25/34	996	926,179
Series 2003-B, Class M2
2.627%(c)	11/25/33	533	506,126
NovaStar Mortgage Funding Trust Series,
Series 2003-2, Class M2
2.925%(c)	09/25/33	383	349,109
Option One Mortgage Loan Trust,
Series 2003-1, Class M2
3.077%(c)	02/25/33	209	187,584
Series 2003-2, Class M1
1.127%(c)	04/25/33	1,115	941,259
Series 2003-3, Class M1
1.127%(c)	06/25/33	763	698,450
Series 2003-4, Class M1
1.172%(c)	07/25/33	660	568,535
Series 2004-2, Class M2
1.727%(c)	05/25/34	295	235,079
RAMP Trust,
Series 2004-RS9, Class MII1
1.127%(c)	09/25/34	1,361	1,274,535
RASC Trust,
Series 2001-KS3, Class AII
0.612%(c)	09/25/31	1,745	1,618,588
Series 2005-KS2, Class M1
0.797%(c)	03/25/35	1,257	1,140,825
Renaissance Home Equity Loan Trust,
Series 2003-2, Class M2A
3.152%(c)	08/25/33	557	501,703
Series 2003-3, Class A
0.652%(c)	12/25/33	2,137	2,070,308
Series 2003-3, Class M1
0.882%(c)	12/25/33	1,583	1,504,314
Series 2004-1, Class AV3
0.622%(c)	05/25/34	984	904,897

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (continued)
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.076%(c)	07/25/30	160	$157,474
Series 2003-2, Class M2
2.777%(c)	06/25/33	552	472,234
Series 2004-2, Class AF3
5.230%(c)	08/25/35	862	868,580
Series 2004-2, Class MV2
1.952%(c)	08/25/35	1,262	1,187,715
Stanwich Mortgage Loan Trust,
Series 2012-NPL4, Class A, 144A
2.981%	09/15/42	74	74,492
Structured Asset Investment Loan Trust,
Series 2003-BC3, Class M1
1.575%(c)	04/25/33	661	645,000
Series 2003-BC6, Class M1
1.277%(c)	07/25/33	751	713,372
Series 2003-BC10, Class A4
1.152%(c)	10/25/33	891	840,913
Series 2003-BC11, Class M2
2.702%(c)	10/25/33	1,356	1,336,376
Series 2004-8, Class M2
1.082%(c)	09/25/34	1,059	921,661
VOLT NPL IX LLC,
Series 2013-NPL3, Class A1, 144A
4.250%	04/25/53	519	522,156
VOLT NPL X LLC,
Series 2013-NPL4, Class A1, 144A
3.960%	11/25/53	122	122,914
VOLT XIX LLC,
Series 2013-NPL5, Class A1, 144A
3.625%	04/25/55	1,170	1,175,174
Wells Fargo Home Equity Trust,
Series 2004-2, Class M2
0.802%(c)	10/25/34	1,273	1,205,418
Series 2004-2, Class M8A, 144A
3.152%(c)	10/25/34	310	277,579

			87,047,542

TOTAL ASSET-BACKED SECURITIES (cost $105,288,906)			107,482,411

BANK LOANS(c) — 0.1%
United States
Alcatel-Lucent USA Inc.,
Term Loan C
4.500%	01/31/19	71	70,931
Altice Financing SA,
Term Loan
5.500%	07/15/19	65	66,110
Arizona Chemical U.S., Inc.,
Initial Term Loan
8.750%	06/10/22	22	22,309
Avago Technologies Ltd.,
Term Loan
3.750%	05/06/21	40	40,111
Avaya, Inc.,
Term Loan B-3
4.727%	10/26/14	144	141,239

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
BANK LOANS(c) (continued)
United States (continued)
Carestream Health, Inc.,
Term Loan (First Lien 2013)
5.000%	05/20/19	—	(r)	$11
5.000%	06/07/19	23		23,037
CCM Merger, Inc.,
Term Loan
5.000%	03/01/16	90		89,998
CDW Corp.,
Term Loan
3.250%	04/25/20	99		97,639
Ceridian Corp.,
2013 New Replacement US Term Loan
4.400%	05/09/17	97		96,758
Cincinnati Bell, Inc.,
Tranche Term Loan B
4.000%	08/09/20	45		112
Clear Channel Communications, Inc.,
Tranche Term Loan D
6.900%	01/29/16	314		312,539
Tranche Term Loan E
7.650%	07/30/19	132		132,408
Dell, Inc.,
Term Loan B
4.500%	09/23/20	146		146,931
Dole Food Co.,
Tranche Term Loan B
4.500%	11/01/18	99		98,913
DuPont Performance Coatings,
Refinanced Term Loan B
4.000%	02/01/20	75		74,544
Energy Future Intermediate Holdings,
Term Loan
4.250%	06/12/16	39		39,609
Fieldwood Energy,
Closing Date Loan (Second Lien)
8.375%	09/25/20	150		154,575
First Data Corp.,
2018 Dollar Term Loan
4.154%	03/23/18	190		190,238
Floatel,
Term Loan
6.000%	05/20/20	49		49,314
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
4.250%	03/01/20	59		59,203
J.Crew,
Initial Loan
4.000%	02/28/21	119		117,488
McGraw Hill Global Education, LLC,
Refinancing Term Loan B
5.750%	03/22/19	38		38,645
Mohegan Tribal Gaming Authority,
Term Loan B
5.500%	06/18/18	50		50,517
Navios Maritime Partners,
Term Loan
5.250%	06/28/18	39		39,933

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
United States (continued)
NFR Energy LLC,
Term Loan (Second Lien)
8.750%	01/18/18	100	$101,875
OCI Beaumont LLC,
Term Loan B-3
5.000%	08/20/19	19	19,024
Ozburn-Hessey Logistics,
Term Loan
6.750%	05/22/19	15	15,257
R.H. Donnelley, Inc.,
Loan
9.750%	10/24/14	78	55,576
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan
4.000%	12/01/18	76	76,513
4.000%	12/31/18	55	55,019
Rite Aid Corp.,
Tranche 1 Term Loan (Second Lien)
5.750%	08/21/20	30	30,628
Tranche 2 Term Loan
4.875%	06/21/21	189	190,955
ROC Finance LLC,
Funded Term Loan B
5.000%	05/22/19	114	112,288
Scientific Games International,
Initial Term Loan
4.250%	09/30/20	30	29,508
Sears Roebuck Acceptance Corp.,
Term Loan
5.500%	06/30/18	114	115,610
Shelf Drilling,
Term Loan
10.000%	10/01/18	40	40,800
Stallion Oilfield,
Loan
8.000%	06/11/18	49	49,300
Station Casinos,
Term Loan B
4.250%	03/01/20	105	105,458
SUPERVALU, Inc.,
New Term Loan
4.500%	03/18/19	258	258,079
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending)
— %(p)	10/10/14	165	133,650
3.750%	05/12/16	97	97,258
4.737%	10/10/17	700	571,956
TWCC Holding Corp.,
Term Loan
3.500%	02/13/17	10	9,903
Univision Communications, Inc.,
Replacement First-Lien Term Loan
4.000%	03/01/20	92	91,914
Visant Corp.,
Tranche Term Loan B
5.250%	12/22/16	272	270,812
Warner Music Group,
Term Loan
— %(p)	07/01/20	40	39,325

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
United States (continued)
XO Communications,
Initial Term Loan
4.250%	03/25/21	24	$23,896
Zayo Group LLC,
Term Loan
4.000%	06/15/19	25	24,891

TOTAL BANK LOANS (cost $4,585,271) 4,672,607

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
A10 Securitization LLC,
Series 2013-1A, Class A, 144A
2.400%	11/15/25	610	613,130
Series 2013-2, Class A, 144A
2.620%	11/15/27	1,256	1,257,066
Alternative Loan Trust Resecuritization,
Series 2003-23T2, Class A2
5.000%(c)	09/25/33	708	712,599
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	1,030	1,011,659
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class AM
5.582%(c)	09/11/41	905	982,926
Series 2007-PW16, Class AM
5.898%(c)	06/11/40	530	588,149
Series 2007-PW17, Class AMFL, 144A
0.842%(c)	06/11/50	855	839,236
CD Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.401%(c)	07/15/44	765	801,386
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class AM
5.254%	08/15/48	685	707,721
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
6.015%(c)	07/10/38	860	932,979
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AJ
5.075%(c)	02/15/38	330	337,055
DBRR Trust,
Series 2012-EZ1, Class A, 144A
0.946%	09/25/45	6	6,356
Series 2013-EZ2, Class A, 144A
0.853%(c)	02/25/45	1,069	1,066,170
Fannie Mae-Aces,
Series 2011-M1, Class A3
3.763%	06/25/21	1,100	1,189,595
Series 2012-M8, Class ASQ3
1.801%	12/25/19	770	764,401
Series 2013-M7, Class A2
2.280%	12/27/22	902	871,671
Series 2013-M13, Class A2
2.624%	04/25/23	1,413	1,391,422
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.474%(c)	08/10/44	1,300	1,345,259

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP8, Class A4
5.399%	05/15/45	394	$424,484
JPMorgan Mortgage Trust,
Series 2004-A6, Class 3A3
2.356%(c)	12/25/34	572	585,410
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class AM
5.455%	02/15/40	780	852,784
Series 2007-C2, Class A3
5.430%	02/15/40	822	901,428
Series 2007-C7, Class A3
5.866%(c)	09/15/45	407	457,714
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-9, Class A4
5.700%	09/12/49	650	722,088
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class AM
5.376%(c)	11/14/42	120	125,836
Series 2006-HQ10, Class AM
5.360%	11/12/41	1,000	1,086,620
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	1,455	1,577,421
Morgan Stanley Capital I, Inc.,
Series 2006-IQ12, Class AM
5.370%	12/15/43	685	742,139
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A
1.000%	01/01/42	410	413,548
Series 2012-XA, Class B, 144A
0.250%	07/27/49	900	778,500
NorthStar Mortgage Trust,
Series 2012-1, Class A, 144A
1.357%(c)	08/25/29	262	262,373
Series 2013-1A, Class A, 144A
2.029%(c)	08/25/29	1,199	1,198,995
VNO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	505	501,598
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45	447	476,015
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-S5, Class 2A
5.000%	06/25/18	494	509,966
Series 2005-AR7, Class A3
2.404%(c)	08/25/35	500	487,053

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $27,651,494) 27,522,752

CONVERTIBLE BONDS — 3.3%
Belgium — 0.1%
GBL Verwaltung SA,
Gtd. Notes
1.250%	02/07/17	EUR 700	1,124,045
Groupe Bruxelles Lambert SA,
Sr. Unsec’d. Notes
0.125%	09/21/15	EUR 100	167,575

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
Belgium (continued)
Sagerpar SA,
Gtd. Notes
0.375%	10/09/18	EUR	200	$298,097

				1,589,717

China — 0.2%
Billion Express Investments Ltd.,
Gtd. Notes
0.750%	10/18/15		1,200	1,230,000
Biostime International Holdings Ltd.,
Sr. Unsec’d. Notes
0.373%(s)	02/20/19	HKD	2,000	249,923
Ctrip.com International Ltd.,
Sr. Unsec’d. Notes, 144A
1.250%	10/15/18		365	398,078
ENN Energy Holdings Ltd.,
Sr. Unsec’d. Notes
1.210%	02/26/18		500	627,500
Hengan International Group Co. Ltd.,
Sr. Unsec’d. Notes
1.191%	06/27/18	HKD	8,000	1,063,171
Qihoo 360 Technology Co. Ltd.,
Sr. Unsec’d. Notes, 144A
2.500%	09/15/18		400	460,500
Semiconductor Manufacturing International Corp.,
Sr. Unsec’d. Notes
0.891%(s)	11/07/18		200	211,500
SINA Corp.,
Sr. Unsec’d. Notes, 144A
1.000%	12/01/18		433	396,195
Soufun Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
2.000%	12/15/18		166	151,371
Tong Jie Ltd.,
Gtd. Notes
0.497%(s)	02/18/18	HKD	2,000	259,341
Vipshop Holdings Ltd.,
Sr. Unsec’d. Notes
1.500%	03/15/19		340	400,137

				5,447,716

Czech Republic
CEZ MH BV,
Gtd. Notes
1.512%(s)	08/04/17	EUR	200	275,010

Finland — 0.1%
Nokia OYJ,
Sr. Unsec’d. Notes
5.000%	10/26/17	EUR	300	959,934
Solidium Oy,
Sr. Unsec’d. Notes
0.500%	09/29/15	EUR	1,100	1,523,552
1.159%(s)	09/04/18	EUR	200	281,391

				2,764,877

France — 0.3%
Air France-KLM,
Gtd. Notes
2.030%	02/15/23	EUR	61	1,114,152

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
France (continued)
Alcatel-Lucent,
Sr. Unsec’d. Notes
4.250%	07/01/18	EUR	126	$540,047
AXA SA,
Sub. Notes
6.210%	01/01/17	EUR	313	1,196,550
Cap Gemini SA,
Sr. Unsec’d. Notes
1.224%	01/01/19	EUR	324	329,514
Cie Generale des Etablissements Michelin,
Sr. Unsec’d. Notes
14.108%(s)	01/01/17	EUR	244	469,248
Credit Agricole SA,
Sr. Unsec’d. Notes
11.842%(s)	12/06/16	EUR	349	351,299
Fonciere Des Regions,
Sr. Unsec’d. Notes
0.838%(s)	01/01/17	EUR	270	363,611
0.875%	04/01/19	EUR	192	241,929
Gecina SA,
Sr. Unsec’d. Notes
2.125%	01/01/16	EUR	124	239,222
Misarte,
Gtd. Notes
4.547%	01/01/16	EUR	194	471,329
Neopost SA,
Sr. Unsec’d. Notes
3.750%	02/01/15	EUR	206	240,280
Peugeot SA,
Sr. Unsec’d. Notes
4.450%	01/01/16	EUR	11	419,237
Rallye SA,
Sr. Unsec’d. Notes
1.000%	10/02/20	EUR	301	482,380
Suez Environnement Co.,
Sr. Unsec’d. Notes
— %(s)	02/27/20	EUR	11	266,274
Technip SA,
Sr. Unsec’d. Notes
2.970%(s)	01/01/17	EUR	520	742,517
Unibail-Rodamco SE,
Sr. Unsec’d. Notes, REIT
15.328%(s)	01/01/18	EUR	171	606,310

				8,073,899

Germany — 0.3%
Adidas AG,
Sr. Unsec’d. Notes
0.250%	06/14/19	EUR	400	638,039
Deutsche Post AG,
Sr. Unsec’d. Notes
0.600%	12/06/19	EUR	500	933,863
Deutsche Wohnen AG,
Sr. Unsec’d. Notes
0.500%	11/22/20	EUR	1,000	1,419,800
Fresenius SE & Co. KGaA,
Gtd. Notes
1.050%(s)	09/24/19	EUR	200	281,254

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
Germany (continued)
LEG Immobilien AG,
Sr. Unsec’d. Notes
0.500%	07/01/21	EUR	200	$274,983
Siemens Financieringsmaatschappij NV,
Gtd. Notes
1.050%	08/16/17		2,250	2,510,550
TUI AG,
Sr. Unsec’d. Notes
2.750%	03/24/16	EUR	5	474,017
Volkswagen International Finance NV,
Gtd. Notes, 144A
5.500%	11/09/15	EUR	1,800	2,880,049

				9,412,555

Hong Kong
China Overseas Finance Investment Cayman IV Ltd.,
Gtd. Notes
3.525%(s)	02/04/21		400	404,500
HKEx International Ltd.,
Gtd. Notes
0.500%	10/23/17		600	676,500
New Ford Capital Ltd.,
Gtd. Notes
2.470%(s)	05/12/16		200	213,500

				1,294,500

Hungary
Magyar Nemzeti Vagyonkezelo Zrt,
Gov’t. Gtd. Notes
3.375%	04/02/19	EUR	400	585,622

India
Vedanta Resources Jersey Ltd.,
Gtd. Notes
5.500%	07/13/16		1,000	1,027,500

Israel
Teva Pharmaceutical Finance Co. LLC,
Gtd. Notes
0.250%	02/01/26		281	359,153

Italy — 0.1%
Eni SpA,
Sr. Unsec’d. Notes
0.250%	11/30/15	EUR	700	985,253
0.625%	01/18/16	EUR	900	1,339,340
Schematrentaquattro SpA,
Gtd. Notes
0.250%	11/29/16	EUR	300	430,713
Telecom Italia Finance SA,
Gtd. Notes
6.125%	11/15/16	EUR	500	849,309

				3,604,615

Japan — 0.2%
ABC-Mart, Inc.,
Sr. Unsec’d. Notes
6.260%(s)	02/05/18	JPY	20,000	248,260
Asics Corp.,
Sr. Unsec’d. Notes
2.504%(s)	03/01/19	JPY	20,000	229,159

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
Japan (continued)
Daifuku Co. Ltd.,
Sr. Unsec’d. Notes
3.977%	10/02/17	JPY	20,000	$236,908
Kawasaki Kisen Kaisha Ltd,
Sr. Unsec’d. Notes
0.301%(s)	09/26/18	JPY	20,000	197,078
Mitsui OSK Lines Ltd.,
Sr. Unsec’d. Notes
0.026%(s)	04/24/18		200	198,500
NH Foods Ltd.,
Sr. Unsec’d. Notes
2.589%(s)	09/26/18	JPY	20,000	219,940
Nidec Corp.,
Sr. Unsec’d. Notes
1.900%	09/18/15	JPY	75,000	903,583
Resorttrust, Inc.,
Sr. Unsec’d. Notes
2.134%(s)	07/27/18	JPY	30,000	347,589
Sekisui House Ltd.,
Sr. Unsec’d. Notes
12.210%	07/05/16	JPY	30,000	412,591
Shizuoka Bank Ltd. (The),
Sr. Unsec’d. Notes
0.168%(s)	04/25/18		200	205,500
Sony Corp.,
Sr. Unsec’d. Notes
14.672%(s)	11/30/17	JPY	60,000	1,043,285
Takashimaya Co. Ltd.,
Sr. Unsec’d. Notes
0.677%(s)	12/11/20	JPY	30,000	312,793
9.427%(s)	11/14/14	JPY	21,000	251,449
Toppan Printing Co. Ltd.,
Sr. Unsec’d. Notes
0.333%(s)	12/19/19	JPY	40,000	402,744
Yamato Holdings Co. Ltd.,
Sr. Unsec’d. Notes
8.930%	03/07/16	JPY	30,000	352,327

				5,561,706

Malaysia
Indah Capital Ltd.,
Sr. Unsec’d. Notes
1.072%(s)	10/24/18	SGD	250	206,612
YTL Corp. Finance Labuan Ltd.,
Gtd. Notes
1.875%	03/18/15		400	425,000

				631,612

Mexico — 0.1%
Cemex SAB de CV,
Sub. Notes
3.250%	03/15/16		400	580,750
3.750%	03/15/18		200	303,375
4.875%	03/15/15		500	625,937

				1,510,062

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
Norway
Marine Harvest ASA,
Sr. Unsec’d. Notes
2.375%	05/08/18	EUR 300	$508,764
Seadrill Ltd.,
Sr. Unsec’d. Notes
3.375%	10/27/17	300	455,100

			963,864

Portugal — 0.1%
Amorim Energia BV,
Sr. Sec’d. Notes
3.375%	06/03/18	EUR 200	306,176
Parpublica - Participacoes Publicas SGPS SA,
Sr. Unsec’d. Notes
5.250%	09/28/17	EUR 650	1,027,112

			1,333,288

Russia
Lukoil International Finance BV,
Gtd. Notes
2.625%	06/16/15	700	713,125
Yandex NV,
Sr. Unsec’d. Notes, 144A
1.125%	12/15/18	505	499,634

			1,212,759

Singapore
CapitaLand Ltd.,
Sr. Unsec’d. Notes
1.950%	10/17/23	SGD 500	408,694
Golden Agri-Resources Ltd.,
Sr. Unsec’d. Notes
2.500%	10/04/17	200	198,750
Keppel Land Ltd.,
Sr. Unsec’d. Notes
1.875%	11/29/15	SGD 400	322,400

			929,844

South Africa — 0.1%
Steinhoff Finance Holding GmbH,
Gtd. Notes
4.000%	01/30/21	EUR 200	335,479
4.500%	03/31/18	EUR 400	739,696
5.000%	05/22/16	EUR 200	406,408

			1,481,583

South Korea
Lotte Shopping Co. Ltd.,
Sr. Unsec’d. Notes
0.930%(s)	01/24/18	KRW400,000	399,091
SK Hynix, Inc.,
Sr. Unsec’d. Notes
2.650%	05/14/15	300	473,250

			872,341

Spain — 0.1%
Abengoa SA,
Sr. Unsec’d. Notes
6.250%	01/17/19	EUR 200	424,730

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
Spain (continued)
Acciona SA,
Sr. Unsec’d. Notes
3.000%	01/30/19	EUR 200	$327,810
ACS Actividades Finance 2 BV,
Sr. Sec’d. Notes
1.625%	03/27/19	EUR 500	719,567
CaixaBank SA,
Sr. Unsec’d. Notes
4.500%	11/22/16	EUR 300	422,292
Caja de Ahorros y Pensiones de Barcelona,
Sr. Unsec’d. Notes
1.000%	11/25/17	EUR 400	616,185

			2,510,584

Sweden
Industrivarden AB,
Sr. Unsec’d. Notes
1.875%	02/27/17	EUR 250	371,936

Switzerland
Glencore Finance Europe SA,
Gtd. Notes
5.000%	12/31/14	500	554,000
Swiss Life Holding AG,
Sr. Unsec’d. Notes
1.956%(s)	12/02/20	CHF 225	285,233

			839,233

Taiwan
Advanced Semiconductor Engineering, Inc.,
Sr. Unsec’d. Notes
2.309%(s)	09/05/18	400	500,000
Pegatron Corp.,
Sr. Unsec’d. Notes
9.316%(s)	02/06/17	200	284,750

			784,750

United Arab Emirates — 0.1%
Aabar Investments PJSC,
Sr. Unsec’d. Notes
4.000%	05/27/16	EUR 800	1,315,624

United Kingdom — 0.1%
Balfour Beatty Finance No. 2 Ltd.,
Gtd. Notes
1.875%	12/03/18	GBP 100	167,203
British Land Co. Jersey Ltd.,
Gtd. Notes
1.500%	09/10/17	GBP 200	384,823
International Consolidated Airlines Group SA,
Sr. Unsec’d. Notes
1.750%	05/31/18	EUR 300	525,277
INTU Jersey Ltd.,
Gtd. Notes
2.500%	10/04/18	GBP 200	364,355
Subsea 7 SA,
Sr. Unsec’d. Notes
1.000%	10/05/17	800	802,800
TUI Travel PLC,
Sr. Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
United Kingdom (continued)
4.900%	04/27/17		GBP 500	$1,023,840

				3,268,298

United States — 1.4%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.875%	12/01/18		210	315,394
Annaly Capital Management, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/15		348	355,830
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/18	(a)	621	659,036
Sr. Unsec’d. Notes, 144A
4.375%	01/15/19	(a)	300	316,500
BioMarin Pharmaceutical, Inc.,
Sr. Sub. Notes
0.750%	10/15/18		523	540,978
Chesapeake Energy Corp.,
Gtd. Notes
2.500%	05/15/37	(a)	1,132	1,212,655
Citrix Systems, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	04/15/19	(a)	1,318	1,395,433
Cobalt International Energy, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/19	(a)	639	589,477
3.125%	05/15/24		552	593,745
Concur Technologies, Inc.,
Sr. Unsec’d. Notes
0.500%	06/15/18		293	327,061
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
0.750%	07/15/16		415	524,716
Encore Capital Group, Inc.,
Gtd. Notes, 144A
3.000%	07/01/20		409	476,229
Finisar Corp.,
Sr. Unsec’d. Notes, 144A
0.500%	12/15/33		273	266,857
Ford Motor Co.,
Sr. Unsec’d. Notes
4.250%	11/15/16		411	821,229
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.625%	05/01/16		4	1,531,687
Health Care REIT, Inc.,
Sr. Unsec’d. Notes, REIT
3.000%	12/01/29		193	238,234
Hologic, Inc.,
Sr. Unsec’d. Notes
2.000%	12/15/37		289	362,514
2.000%	03/01/42		326	356,359
Hornbeck Offshore Services, Inc.,
Gtd. Notes
1.500%	09/01/19		200	241,875
Host Hotels & Resorts LP,
Gtd. Notes, 144A
2.500%	10/15/29		142	240,424

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
United States (continued)
IAS Operating Partnership LP,
Sr. Unsec’d. Notes, 144A
5.000%	03/15/18		183	$178,768
Iconix Brand Group, Inc.,
Sr. Sub. Notes
1.500%	03/15/18		368	534,520
Illumina, Inc.,
Sr. Unsec’d. Notes
0.250%	03/15/16		357	767,327
Sr. Unsec’d. Notes, 144A
0.308%(s)	06/15/19		235	241,316
0.500%	06/15/21		235	242,050
Incyte Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
0.375%	11/15/18		198	263,587
Intel Corp.,
Jr. Sub. Notes
2.950%	12/15/35	(a)	1,181	1,468,131
3.250%	08/01/39	(a)	890	1,372,825
Jarden Corp.,
Gtd. Notes, 144A
1.125%	03/15/34		476	486,115
JDS Uniphase Corp.,
Sr. Unsec’d. Notes, 144A
0.625%	08/15/33		265	265,663
Lam Research Corp.,
Sr. Unsec’d. Notes
0.500%	05/15/16	(a)	1,345	1,673,684
Lennar Corp.,
Gtd. Notes, 144A
3.250%	11/15/21		364	670,215
Liberty Interactive LLC,
Sr. Unsec’d. Notes
0.750%	03/30/43		916	1,227,440
Liberty Media Corp.,
Sr. Unsec’d. Notes, 144A
1.375%	10/15/23		489	495,724
MGM Resorts International,
Gtd. Notes
4.250%	04/15/15		650	954,281
Microchip Technology, Inc.,
Jr. Sub. Notes
2.125%	12/15/37		513	980,151
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43	(a)	1,900	2,447,437
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
1.125%	01/15/20		392	490,000
Navistar International Corp.,
Sr. Sub. Notes, 144A
4.750%	04/15/19		151	161,098
Novellus Systems, Inc.,
Gtd. Notes
2.625%	05/15/41		305	617,244
Nuance Communications, Inc.,
Sr. Unsec’d. Notes
2.750%	11/01/31		360	359,550

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
United States (continued)
NVIDIA Corp.,
Sr. Unsec’d. Notes, 144A
1.000%	12/01/18		630	$695,363
Omnicare, Inc.,
Gtd. Notes
3.500%	02/15/44		434	491,505
Peabody Energy Corp.,
Jr. Sub. Notes
4.750%	12/15/66		419	314,512
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
0.350%	06/15/20	(a)	972	1,147,567
1.000%	03/15/18		479	678,683
ProLogis LP,
Gtd. Notes, REIT
3.250%	03/15/15	(a)	245	274,247
Prospect Capital Corp.,
Sr. Unsec’d. Notes
5.750%	03/15/18		281	296,982
5.875%	01/15/19		461	484,338
QIAGEN NV,
Sr. Unsec’d. Notes
0.375%	03/19/19		200	213,800
Redwood Trust, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/18		232	238,525
RTI International Metals, Inc.,
Gtd. Notes
1.625%	10/15/19		317	318,189
Salesforce.com, Inc.,
Sr. Unsec’d. Notes
0.250%	04/01/18	(a)	866	994,276
Salix Pharmaceuticals Ltd.,
Sr. Unsec’d. Notes
1.500%	03/15/19		262	514,339
SanDisk Corp.,
Sr. Unsec’d. Notes, 144A
0.500%	10/15/20	(a)	1,463	1,840,637
ServiceNow, Inc.,
Sr. Unsec’d. Notes, 144A
— %(s)	11/01/18		293	321,567
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
4.550%	03/01/18		516	580,823
SunEdison, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	01/15/20		487	521,394
2.000%	10/01/18		551	937,733
Tesla Motors, Inc.,
Sr. Unsec’d. Notes
0.250%	03/01/19		776	756,115
1.250%	03/01/21		130	126,690
1.500%	06/01/18		293	593,325
VeriSign, Inc.,
Jr. Sub. Notes
3.250%	08/15/37		538	816,079
WellPoint, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42		863	1,322,008

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
United States (continued)
Yahoo!, Inc.,
Sr. Unsec’d. Notes, 144A
0.242%(s)	12/01/18	(a)	2,192	$2,181,040

				43,923,096

TOTAL CONVERTIBLE BONDS (cost $94,947,358)				101,945,744

CORPORATE BONDS — 12.9%
Australia — 0.2%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, 144A
4.500%	03/19/24		630	646,629
BHP Billiton Finance USA Ltd.,
Gtd. Notes
2.050%	09/30/18		96	97,152
5.000%	09/30/43		559	617,798
6.420%	03/01/26		75	91,652
Bluescope Steel Ltd./Bluescope Steel Finance,
Gtd. Notes, 144A
7.125%	05/01/18		36	38,655
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
6.875%	04/01/22	(a)	174	186,615
8.250%	11/01/19	(a)	700	762,125
Macquarie Bank Ltd.,
Sr. Unsec’d. Notes, 144A
2.000%	08/15/16		225	229,086
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	01/14/20		300	339,851
7.625%	08/13/19		300	363,733
National Australia Bank Ltd.,
Sr. Unsec’d. Notes
3.000%	01/20/23	(a)	515	502,968
Nufarm Australia Ltd.,
Gtd. Notes, 144A
6.375%	10/15/19		57	59,636
WCI Finance LLC/WEA Finance LLC,
Gtd. Notes, 144A
5.700%	10/01/16		150	169,051
WEA Finance LLC/WT Finance Aust Pty Ltd.,
Gtd. Notes, 144A
3.375%	10/03/22		216	229,358
Westpac Banking Corp.,
Covered Bonds, 144A
1.375%	05/30/18	(a)	400	396,242
Sub. Notes
4.625%	06/01/18		320	345,450

				5,076,001

Bahamas
Ultrapetrol Bahamas Ltd.,
Sr. Sec’d. Notes
8.875%	06/15/21		100	108,250

Belgium — 0.1%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
1.250%	01/17/18		180	178,702

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Belgium (continued)
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22		985	$943,862
5.375%	01/15/20		145	167,402

				1,289,966

Bermuda
Catlin Insurance Co. Ltd.,
Jr. Sub. Notes, 144A
7.249%(c)	07/29/49		100	103,250

Brazil — 0.1%
Caixa Economica Federal,
Sr. Unsec’d. Notes
3.500%	11/07/22		450	407,250
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes, 144A
7.250%	06/01/21	(a)	128	137,280
7.250%	06/01/21		73	78,293
8.250%	02/01/20		65	70,525
Sr. Unsec’d. Notes, 144A
5.875%	07/15/24		110	109,725
Odebrecht Offshore Drilling Finance Ltd.,
Sr. Sec’d. Notes, 144A
6.750%	10/01/22		193	206,435
Petrobras Global Finance BV,
Gtd. Notes
4.375%	05/20/23	(a)	95	91,490
7.250%	03/17/44		100	110,250
Petrobras International Finance Co.,
Gtd. Notes
7.875%	03/15/19		220	256,485
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22	(a)	455	467,149
Vale SA,
Sr. Unsec’d. Notes
5.625%	09/11/42	(a)	175	171,448

				2,106,330

Canada — 0.5%
Air Canada 2013-1 Class A Pass-Through Trust, Pass-Through Certificates, 144A
4.125%	05/15/25		76	77,092
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17		58	58,159
1.450%	04/09/18		710	703,549
2.375%	01/25/19	(a)	365	370,945
2.550%	11/06/22		340	329,118
Bank of Nova Scotia,
Sr. Unsec’d. Notes
1.375%	12/18/17		350	349,216
Barrick Gold Corp.,
Sr. Unsec’d. Notes
5.250%	04/01/42		20	19,570
6.950%	04/01/19		150	178,884
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		295	308,651

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada (continued)
5.700%	05/30/41		260	$267,997
Baytex Energy Corp.,
Gtd. Notes, 144A
5.125%	06/01/21		22	22,137
5.625%	06/01/24		22	22,083
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	04/15/19		71	72,243
6.125%	01/15/23	(a)	38	39,140
7.750%	03/15/20	(a)	200	226,030
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A
6.125%	07/01/22	(a)	52	54,080
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.900%	10/01/15		69	69,339
1.550%	01/23/18		125	124,990
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.250%	03/15/38		150	186,743
Canadian Oil Sands Ltd.,
Gtd. Notes, 144A
6.000%	04/01/42		345	398,170
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
7.125%	10/15/31		285	376,649
Cascades, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	07/15/22		30	29,925
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19		525	583,911
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22		885	869,555
4.450%	09/15/42		140	138,665
5.200%	09/15/43		100	110,099
Cogeco Cable, Inc.,
Gtd. Notes, 144A
4.875%	05/01/20		24	24,300
Enbridge, Inc.,
Sr. Unsec’d. Notes
4.000%	10/01/23		550	572,154
First Quantum Minerals Ltd.,
Gtd. Notes, 144A
6.750%	02/15/20	(a)	62	63,860
7.000%	02/15/21	(a)	122	125,507
Garda World Security Corp.,
Gtd. Notes, 144A
7.250%	11/15/21		110	115,637
HudBay Minerals, Inc.,
Gtd. Notes
9.500%	10/01/20		14	15,400
Hydro-Quebec,
Gov’t. Gtd. Notes
8.050%	07/07/24		600	828,736
8.400%	01/15/22		150	198,648
9.400%	02/01/21		50	68,209

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada (continued)
KGHM International Ltd.,
Gtd. Notes, 144A
7.750%	06/15/19		35	$37,581
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	11/15/20		58	59,450
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%	01/30/23		75	79,687
7.000%	03/31/24	(a)	75	82,687
New Gold, Inc.,
Gtd. Notes, 144A
7.000%	04/15/20	(a)	30	32,063
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22		70	72,800
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23		30	32,775
Potash Corp. of Saskatchewan, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/17		225	237,476
Precision Drilling Corp.,
Gtd. Notes
6.500%	12/15/21		80	87,000
Gtd. Notes, 144A
5.250%	11/15/24		85	85,425
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23	(a)	440	452,100
Rogers Communications, Inc.,
Gtd. Notes
4.100%	10/01/23	(a)	160	166,799
5.450%	10/01/43		95	104,968
8.750%	05/01/32		240	337,163
Royal Bank of Canada,
Covered Bonds
1.200%	09/19/17	(a)	528	526,647
2.000%	10/01/18		477	483,305
Sr. Unsec’d. Notes, MTN
2.200%	07/27/18		165	168,493
Stackpole International Intermediate/Stackpole International Powder,
Sr. Sec’d. Notes, 144A
7.750%	10/15/21	(a)	75	78,375
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
5.950%	12/01/34		150	179,970
6.100%	06/01/18		1,215	1,410,086
6.500%	06/15/38		75	96,331
Talisman Energy, Inc.,
Sr. Unsec’d. Notes
5.850%	02/01/37		150	164,982
6.250%	02/01/38		155	180,230
Taseko Mines Ltd.,
Gtd. Notes
7.750%	04/15/19		65	65,325
Teck Resources Ltd.,
Gtd. Notes
3.750%	02/01/23		270	262,151
4.500%	01/15/21		150	157,921

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada (continued)
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
1.400%	04/30/18		669	$663,435
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
0.750%	01/15/16		150	150,379
3.750%	10/16/23		150	154,797
7.125%	01/15/19		100	121,731
7.250%	08/15/38		125	174,572
Trinidad Drilling Ltd.,
Gtd. Notes, 144A
7.875%	01/15/19		100	105,750
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24	(a)	96	98,400
Videotron Ltee,
Gtd. Notes
5.000%	07/15/22	(a)	13	13,358
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22		125	126,602
5.550%	10/25/42		350	366,435

				15,616,640

Chile
VTR Finance BV,
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		200	214,748

China
CNOOC Finance 2013 Ltd.,
Gtd. Notes
1.125%	05/09/16		200	200,441
3.000%	05/09/23		254	239,831
Sinopec Group Overseas Development 2013 Ltd.,
Gtd. Notes
5.375%	10/17/43		300	326,461
Gtd. Notes, 144A
4.375%	10/17/23		249	259,986
State Grid Overseas Investment 2013 Ltd.,
Gtd. Notes, 144A
1.750%	05/22/18		200	196,692

				1,223,411

Colombia
Banco Gnb Sudameris SA,
Sr. Unsec’d. Notes, 144A
3.875%	05/02/18		200	198,500

Croatia
Hrvatska Elektroprivreda,
Sr. Unsec’d. Notes, 144A
6.000%	11/09/17		400	423,500

Finland
Nokia OYJ,
Sr. Unsec’d. Notes
5.375%	05/15/19		62	66,805
6.625%	05/15/39		20	21,700

				88,505

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
France — 0.3%
Alcatel-Lucent USA, Inc.,
Gtd. Notes, 144A
6.750%	11/15/20	(a)		200	$213,000
Sr. Unsec’d. Notes
6.450%	03/15/29	(a)		71	70,290
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, 144A
1.700%	01/20/17			275	277,281
2.750%	01/22/19	(a)		655	670,540
BNP Paribas SA,
Sr. Unsec’d. Notes
0.250%	09/27/16		EUR	500	768,520
BPCE SA,
Bank Gtd. Notes
2.500%	12/10/18			625	633,541
Sub. Notes, 144A
5.700%	10/22/23			335	368,872
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A
3.875%	04/15/24	(a)		550	557,545
Sub. Notes, 144A
8.125%(c)	09/19/33			215	245,035
Electricite de France,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44			295	314,497
Sub. Notes, 144A
5.250%(c)	01/29/49	(a)		410	418,253
Numericable Group SA,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	(a)		400	416,000
6.250%	05/15/24	(a)		200	208,750
Orange SA,
Sr. Unsec’d. Notes
4.125%	09/14/21	(a)		540	579,912
5.375%	01/13/42			269	296,002
9.000%	03/01/31			120	180,606
Orpea,
Sr. Unsec’d. Notes
0.750%	01/01/20		EUR	284	234,699
Total Capital Canada Ltd.,
Gtd. Notes
0.606%(c)	01/15/16			36	36,166
2.750%	07/15/23			270	262,062
Total Capital International SA,
Gtd. Notes
2.700%	01/25/23			200	193,202
2.875%	02/17/22			200	199,643
3.700%	01/15/24			120	124,236
Total Capital SA,
Gtd. Notes
4.125%	01/28/21	(a)		960	1,040,567

					8,309,219

Germany — 0.1%
Daimler Finance North America LLC,
Gtd. Notes
8.500%	01/18/31			170	257,870
Gtd. Notes, 144A
1.875%	01/11/18			335	338,034

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Germany (continued)
2.250%	07/31/19		150	$151,224
2.950%	01/11/17		150	155,995
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.250%	03/06/17		1,475	1,513,219
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
5.750%	02/15/21		135	147,487
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
5.875%	01/31/22		75	82,875
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.750%	05/15/21		250	257,500
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
5.750%	10/17/16		180	199,498
6.125%	08/17/26		160	198,846

				3,302,548

Hong Kong
Hutchison Whampoa International 12 II Ltd.,
Gtd. Notes, 144A
3.250%	11/08/22		200	196,344

Indonesia
Pertamina Persero PT,
Sr. Unsec’d. Notes
4.875%	05/03/22		400	397,000
5.250%	05/23/21		300	309,000
6.000%	05/03/42		400	374,000
6.500%	05/27/41		200	199,500

				1,279,500

Ireland
Ardagh Packaging Finance PLC,
Gtd. Notes, 144A
9.125%	10/15/20		450	498,375
Sr. Sec’d. Notes, 144A
7.375%	10/15/17		230	242,719
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20		35	36,529
XL Group PLC,
Gtd. Notes
6.375%	11/15/24		135	163,183

				940,806

Israel
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes
2.950%	12/18/22	(a)	295	283,710
3.650%	11/10/21		170	174,455

				458,165

Italy — 0.1%
Enel SpA,
Sub. Notes, 144A
8.750%(c)	09/24/73	(a)	385	453,337

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Italy (continued)
Intesa Sanpaolo SpA,
Bank Gtd. Notes
5.250%	01/12/24			660	$721,742
Prysmian SpA,
Sr. Unsec’d. Notes
1.250%	03/08/18		EUR	200	293,715

					1,468,794

Jamaica
Digicel Ltd.,
Sr. Unsec’d. Notes
6.000%	04/15/21			200	206,500

Japan — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
2.125%	10/10/18	(a)		117	118,856
Sr. Unsec’d. Notes, 144A
1.600%	02/16/18			200	200,633
2.125%	02/28/17			275	282,118
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
Sr. Unsec’d. Notes, 144A
2.700%	09/09/18			400	412,234
4.100%	09/09/23			200	213,298
Nissan Motor Acceptance Corp.,
Unsec’d. Notes, 144A
1.800%	03/15/18			267	267,096
Softbank Corp.,
Gtd. Notes, 144A
4.500%	04/15/20	(a)		200	203,250
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	10/05/17			86	85,941
2.000%	10/24/18			244	246,726
4.250%	01/11/21			325	356,243

					2,386,395

Kazakhstan — 0.1%
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes
6.950%	07/10/42			200	219,000
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
4.400%	04/30/23			310	303,955
7.000%	05/05/20			350	398,125
9.125%	07/02/18			320	385,552

					1,306,632

Luxembourg — 0.1%
Altice SA,
Sr. Sec’d. Notes, 144A
7.750%	05/15/22			200	213,500
APERAM,
Sr. Unsec’d. Notes, 144A
7.750%	04/01/18			150	159,563
ArcelorMittal,
Sr. Unsec’d. Notes
5.000%	02/25/17			410	433,575
6.750%	02/25/22	(a)		465	520,800
7.500%	10/15/39			140	154,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Luxembourg (continued)
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		141	$150,517
ConvaTec Healthcare E SA,
Gtd. Notes, 144A
10.500%	12/15/18		137	148,303
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23	(a)	260	258,700
6.625%	12/15/22	(a)	40	41,750
7.250%	10/15/20		1,250	1,346,875
7.500%	04/01/21	(a)	195	213,525
Intelsat Luxembourg SA,
Gtd. Notes
7.750%	06/01/21		545	577,019
8.125%	06/01/23	(a)	120	129,750

				4,347,877

Macau
Wynn Macau Ltd.,
Sr. Unsec’d. Notes, 144A
5.250%	10/15/21		200	205,500

Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
5.000%	03/30/20		530	587,595
6.125%	03/30/40	(a)	100	117,782
Sr. Unsec’d. Notes
1.234%(c)	09/12/16		350	354,194
3.125%	07/16/22		715	703,560
Cemex Espana Luxembourg,
Sr. Sec’d. Notes, 144A
9.250%	05/12/20		470	514,063
Cemex Finance LLC,
Sr. Sec’d. Notes
9.375%	10/12/22		200	235,250
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		200	235,250
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
7.250%	01/15/21	(a)	400	440,000
Comision Federal de Electricidad,
Sr. Unsec’d. Notes
4.875%	01/15/24		200	213,500
Metalsa SA De CV,
Gtd. Notes, 144A
4.900%	04/24/23		150	145,500
Petroleos Mexicanos,
Gtd. Notes
2.248%(c)	07/18/18		30	31,145
3.500%	07/18/18		10	10,510
4.875%	01/24/22		100	108,180
4.875%	01/18/24		60	64,350
5.500%	01/21/21		1,200	1,347,000
6.000%	03/05/20		340	388,960
6.500%	06/02/41		470	546,375
6.625%	06/15/35		960	1,130,400

				7,173,614

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Morocco
OCP SA,
Sr. Unsec’d. Notes, 144A
6.875%	04/25/44		300	$312,861

Netherlands — 0.2%
ABN AMRO Bank NV,
Sr. Unsec’d. Notes, 144A
2.500%	10/30/18	(a)	510	517,482
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27	(a)	88	118,221
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.875%	02/08/22		375	397,240
5.750%	12/01/43		280	322,658
Heineken NV,
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17		30	29,986
3.400%	04/01/22		300	303,131
ING Bank NV,
Sr. Unsec’d. Notes, 144A
1.375%	03/07/16		250	252,963
2.000%	09/25/15		200	203,218
Koninklijke Philips Electronics NV,
Sr. Unsec’d. Notes
3.750%	03/15/22		180	189,265
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
5.750%	02/15/21		250	262,813
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	(a)	42	41,685
Shell International Finance BV,
Gtd. Notes
2.250%	01/06/23		730	691,478
2.375%	08/21/22		240	231,162
3.400%	08/12/23		175	178,632
4.300%	09/22/19		150	166,711
UPCB Finance III Ltd.,
Sr. Sec’d. Notes, 144A
6.625%	07/01/20	(a)	500	532,500
UPCB Finance V Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	11/15/21		150	165,000

				4,604,145

Norway — 0.1%
DNB Bank ASA,
Sr. Unsec’d. Notes, 144A
3.200%	04/03/17		510	536,632
Siem Industries, Inc.,
Sr. Sec’d. Notes
1.000%	09/12/19		200	200,000
Statoil ASA,
Gtd. Notes
1.150%	05/15/18		168	165,517
2.450%	01/17/23		155	148,778
2.900%	11/08/20		46	47,293
6.700%	01/15/18		20	23,463
7.250%	09/23/27		160	218,635

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Norway (continued)

					$1,340,318

Peru
Cia Minera Milpo SAA,
Sr. Unsec’d. Notes, 144A
4.625%	03/28/23			200	197,500

Philippines
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24			200	257,000

Portugal
EDP Finance BV,
Sr. Unsec’d. Notes, 144A
5.250%	01/14/21			250	265,000

Russia — 0.1%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes
4.950%	07/19/22			200	198,960
4.950%	02/06/28			200	186,500
Russian Railways via RZD Capital Ltd.,
Sr. Unsec’d. Notes
5.700%	04/05/22			500	520,172
Severstal OAO Via Steel Capital SA,
Sr. Unsec’d. Notes
5.900%	10/17/22			200	195,500
Sistema Jsfc Via Sistema International Funding SA,
Sr. Unsec’d. Notes
6.950%	05/17/19			200	210,500

					1,311,632

Singapore
CapitaLand Ltd.,
Sr. Unsec’d. Notes
1.850%	06/19/20		SGD	750	569,913

South Africa
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes
5.750%	01/26/21			200	204,750

South Korea
Magnachip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21			125	123,437
Samsung Electronics America, Inc.,
Gtd. Notes, 144A
1.750%	04/10/17			510	512,385

					635,822

Spain
Telefonica Emisiones SAU,
Gtd. Notes
3.192%	04/27/18			151	157,806
4.570%	04/27/23	(a)		420	446,086
5.877%	07/15/19			100	115,939
6.421%	06/20/16			100	110,089
7.045%	06/20/36			225	286,985

					1,116,905

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Sri Lanka
Bank of Ceylon,
Sr. Unsec’d. Notes, 144A
6.875%	05/03/17		200	$212,500
National Savings Bank,
Sr. Unsec’d. Notes
8.875%	09/18/18		200	226,500

				439,000

Sweden — 0.2%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
1.625%	05/15/18		300	298,493
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18		1,325	1,323,543
2.375%	11/20/18		200	202,962
Stadshypotek AB,
Covered Bonds, 144A
1.875%	10/02/19		309	305,289
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes
2.500%	01/25/19	(a)	1,105	1,130,177
Swedbank AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18		530	529,266
2.125%	09/29/17		1,050	1,069,394

				4,859,124

Switzerland
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
6.250%(c)	12/29/49	(a)	390	391,482
Credit Suisse New York,
Sr. Unsec’d. Notes
5.300%	08/13/19		100	114,395
Swiss Re Capital I LP,
Gtd. Notes, 144A
6.854%(c)	05/29/49		188	201,160
UBS AG,
Sr. Unsec’d. Notes
5.750%	04/25/18		150	171,981
5.875%	12/20/17		200	228,432

				1,107,450

United Arab Emirates
Shelf Drilling Holdings Ltd.,
Sr. Sec’d. Notes, 144A
8.625%	11/01/18	(a)	60	64,200

United Kingdom — 0.4%
Afren PLC,
Sr. Sec’d. Notes
6.625%	12/09/20		200	206,500
Aon Corp.,
Gtd. Notes
3.500%	09/30/15		100	103,432
Barclays Bank PLC,
Sr. Unsec’d. Notes
2.750%	02/23/15		200	203,015
5.000%	09/22/16		200	217,390

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United Kingdom (continued)
Sub. Notes, 144A
6.050%	12/04/17		740	$839,466
BAT International Finance PLC,
Gtd. Notes, 144A
1.400%	06/05/15		50	50,424
3.250%	06/07/22		175	173,114
BP Capital Markets PLC,
Gtd. Notes
1.375%	11/06/17	(a)	106	106,149
3.245%	05/06/22		1,200	1,214,839
Gtd. Notes, MTN
2.241%	09/26/18	(a)	200	203,580
British Telecommunications PLC,
Sr. Unsec’d. Notes
1.625%	06/28/16		200	202,755
2.000%	06/22/15		865	877,279
9.625%	12/15/30		50	79,638
Diageo Capital PLC,
Gtd. Notes
2.625%	04/29/23		230	220,482
GlaxoSmithKline Capital PLC,
Gtd. Notes
2.850%	05/08/22		1,180	1,164,750
Heathrow Funding Ltd.,
Sr. Sec’d. Notes, 144A
2.500%	06/25/15		860	874,043
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18		330	327,418
3.500%	06/28/15		200	206,064
4.125%	08/12/20		705	763,079
4.750%	01/19/21		300	334,453
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22	(a)	250	265,974
4.875%	01/14/22	(a)	220	246,893
5.100%	04/05/21		530	602,228
Ineos Finance PLC,
Sr. Sec’d. Notes, 144A
7.500%	05/01/20		850	925,437
Rio Tinto Finance USA PLC,
Gtd. Notes
2.875%	08/21/22	(a)	640	624,924
3.500%	03/22/22		200	205,227
Royal Bank of Scotland Group PLC,
Sub. Notes
6.125%	12/15/22	(a)	475	519,524
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes
6.125%	01/11/21		97	114,106
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
3.750%	01/15/22		400	414,186
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	(a)	300	319,952
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.375%	04/15/21	(a)	550	577,500

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)

CORPORATE BONDS (continued)
United Kingdom (continued)
Vodafone Group PLC,
Sr. Unsec’d. Notes
1.500%	02/19/18		100	$99,334
2.500%	09/26/22		150	140,829
6.150%	02/27/37		175	207,946

				13,631,930

United States — 9.9%
21st Century Fox America, Inc.,
Gtd. Notes
5.400%	10/01/43		115	128,313
6.150%	02/15/41	(a)	345	418,127
6.900%	03/01/19	(a)	100	120,673
9.500%	07/15/24		200	272,881
21st Century Oncology, Inc.,
Sec’d. Notes
8.875%	01/15/17		350	361,375
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.200%	11/06/15		410	412,768
1.750%	11/06/17		1,254	1,260,839
2.900%	11/06/22		300	290,111
Acadia Healthcare Co., Inc.,
Gtd. Notes
6.125%	03/15/21		48	50,400
Gtd. Notes, 144A
5.125%	07/01/22		25	25,063
ACCO Brands Corp.,
Gtd. Notes
6.750%	04/30/20		100	104,750
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19		135	110,363
ACE INA Holdings, Inc.,
Gtd. Notes
2.700%	03/13/23		170	164,763
Actavis Funding SCS,
Gtd. Notes, 144A
4.850%	06/15/44		365	368,449
Actavis, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22		187	183,723
Activision Blizzard, Inc.,
Gtd. Notes, 144A
6.125%	09/15/23	(a)	50	55,000
ADT Corp. (The),
Sr. Unsec’d. Notes
3.500%	07/15/22		27	24,570
4.125%	06/15/23	(a)	410	378,225
6.250%	10/15/21	(a)	515	545,900
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22		250	266,520
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	03/01/19	(a)	66	70,373
7.000%	07/01/24		60	61,275

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
AES Corp. (The),
Sr. Unsec’d. Notes
5.500%	03/15/24		184	$188,140
8.000%	10/15/17		4	4,660
8.000%	06/01/20	(a)	400	481,000
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22		430	415,394
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21		180	187,144
4.400%	06/01/43		83	84,767
5.250%	08/15/19		150	169,838
5.875%	03/15/41		100	122,852
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		150	199,912
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	01/15/19	(a)	665	684,119
Aircastle Ltd.,
Sr. Unsec’d. Notes
7.625%	04/15/20	(a)	485	566,237
AK Steel Corp.,
Sr. Sec’d. Notes
8.750%	12/01/18	(a)	70	78,400
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
0.090%(s)	02/15/19	(a)	601	613,020
Alabama Power Co.,
Sr. Unsec’d. Notes
3.550%	12/01/23		92	95,309
3.850%	12/01/42		70	67,194
6.000%	03/01/39		95	121,450
Alcoa, Inc.,
Sr. Unsec’d. Notes
6.150%	08/15/20		35	39,541
6.750%	07/15/18		65	74,681
6.750%	01/15/28		35	39,009
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18		12	12,390
7.875%	11/01/20		60	62,400
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	08/15/23		367	402,548
Alliant Techsystems, Inc.,
Gtd. Notes, 144A
5.250%	10/01/21		41	42,333
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23		142	142,483
Sub. Notes
5.750%(c)	08/15/53	(a)	325	349,068
Ally Financial, Inc.,
Gtd. Notes
3.500%	01/27/19		640	646,208
4.750%	09/10/18		3	3,184
6.250%	12/01/17	(a)	277	309,547

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
7.500%	09/15/20	(a)	180	$216,900
8.000%	03/15/20		70	85,050
8.000%	11/01/31		70	89,425
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		1,220	1,173,989
4.250%	08/09/42		180	167,703
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22		650	614,798
AMC Entertainment, Inc.,
Gtd. Notes
5.875%	02/15/22	(a)	126	131,040
9.750%	12/01/20	(a)	450	513,000
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.000%	07/15/25		195	198,230
American Airlines 2013-2 Class A Pass-Through Trust,
Equipment Trust, 144A
4.950%	07/15/24		492	532,582
American Axle & Manufacturing, Inc.,
Gtd. Notes
7.750%	11/15/19		250	288,125
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17		250	286,377
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18		705	702,756
2.650%	12/02/22		603	588,015
American International Group, Inc.,
Jr. Sub. Notes
8.175%(c)	05/15/58		115	158,413
Sr. Unsec’d. Notes
3.375%	08/15/20		780	810,525
4.125%	02/15/24		165	173,685
4.875%	06/01/22		200	222,713
6.400%	12/15/20		555	670,022
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23		240	235,354
American Tower Trust I,
Sr. Sec’d. Notes, 144A
1.551%	03/15/43		225	224,084
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24		250	258,057
4.300%	12/01/42		47	47,306
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/23		280	295,185
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22		250	257,712
3.625%	05/22/24		460	464,068
5.650%	06/15/42		290	330,779
6.375%	06/01/37		200	247,660
6.400%	02/01/39		137	170,966

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22	(a)	250	$266,250
6.625%	06/01/21		70	74,550
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.000%	03/15/22		30	30,000
Amsurg Corp.,
Gtd. Notes
5.625%	11/30/20		42	42,420
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28		350	449,262
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17		685	788,668
8.700%	03/15/19		100	128,834
Anixter, Inc.,
Gtd. Notes
5.625%	05/01/19		100	107,375
Antero Resources Corp.,
Gtd. Notes, 144A
5.125%	12/01/22		43	44,183
Antero Resources Finance Corp.,
Gtd. Notes
5.375%	11/01/21		35	36,313
6.000%	12/01/20		147	157,657
Apache Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/21		100	106,184
4.750%	04/15/43		170	178,157
5.100%	09/01/40		145	159,600
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37		125	164,048
Apple, Inc.,
Sr. Unsec’d. Notes
0.473%(c)	05/03/18		214	214,006
2.400%	05/03/23		364	343,867
3.850%	05/04/43	(a)	675	620,885
Aramark Corp.,
Gtd. Notes
5.750%	03/15/20		45	47,587
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42		75	78,288
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18		26	26,881
6.000%	04/01/20		150	168,037
7.500%	01/15/27		100	123,431
Artesyn Escrow, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/20		22	21,615
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20		55	58,094

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Ashland, Inc.,
Gtd. Notes
4.750%	08/15/22	(a)	555	$557,775
Sr. Unsec’d. Notes
3.875%	04/15/18		35	36,006
Associates Corp. of North America,
Sr. Unsec’d. Notes
6.950%	11/01/18		97	115,842
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	06/01/17	(a)	485	490,640
2.375%	11/27/18	(a)	550	559,223
3.000%	02/15/22		530	527,629
3.875%	08/15/21		300	319,156
4.300%	12/15/42	(a)	1,100	1,041,277
4.350%	06/15/45		250	236,979
4.800%	06/15/44		250	255,215
5.500%	02/01/18		110	124,481
5.625%	06/15/16		55	60,093
6.300%	01/15/38		75	90,763
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
Gtd. Notes
4.750%	11/15/21		100	98,000
5.875%	08/01/23		81	82,417
Atmos Energy Corp,
Sr. Unsec’d. Notes
8.500%	03/15/19		300	383,681
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21		384	409,920
6.125%	11/01/23		11	11,743
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20		355	370,672
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	(a)	84	77,490
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	(a)	740	740,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23		46	47,035
9.750%	03/15/20		50	56,625
Gtd. Notes, 144A
5.125%	06/01/22	(a)	85	85,106
Axiall Corp.,
Gtd. Notes
4.875%	05/15/23		100	99,500
Ball Corp.,
Gtd. Notes
5.000%	03/15/22		50	51,250
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22		315	309,682
3.350%	07/01/23		230	233,470
3.500%	11/15/21		110	114,228
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49		1,495	1,489,398

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
8.000%(c)	12/29/49		720	$796,864
Sr. Unsec’d. Notes
1.500%	10/09/15		590	595,433
3.750%	07/12/16		1,150	1,209,753
5.625%	10/14/16		300	329,381
5.625%	07/01/20		150	172,565
5.650%	05/01/18		250	283,384
5.750%	12/01/17		200	225,584
6.000%	09/01/17		130	146,866
7.625%	06/01/19	(a)	675	833,747
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18		1,270	1,278,195
3.300%	01/11/23		1,594	1,571,136
3.625%	03/17/16		400	417,800
5.000%	05/13/21		350	390,667
5.000%	01/21/44		270	286,455
Sub. Notes
5.420%	03/15/17		400	440,081
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/29/49	(a)	629	584,970
Sr. Unsec’d. Notes
3.550%	09/23/21		150	157,668
5.450%	05/15/19		100	115,228
Sr. Unsec’d. Notes, MTN
2.100%	01/15/19		247	248,472
Basic Energy Services, Inc.,
Gtd. Notes
7.750%	10/15/22		113	126,277
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18		91	91,139
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	08/15/17		200	201,827
2.050%	06/19/18		83	83,913
3.200%	03/15/16		200	208,003
BC Mountain LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
7.000%	02/01/21	(a)	67	64,823
Beam, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/22		100	98,861
Belden, Inc.,
Gtd. Notes, 144A
5.250%	07/15/24		22	22,165
5.500%	09/01/22		265	274,275
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
1.100%	05/15/17		400	398,369
3.750%	11/15/23		390	401,776
5.150%	11/15/43		55	61,665
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.900%	10/15/20	(a)	293	301,760
4.300%	05/15/43		195	193,723
5.750%	01/15/40		180	215,807

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.750%	08/15/21		350	$374,790
4.500%	02/11/43		345	355,720
Berry Plastics Corp.,
Sec’d. Notes
5.500%	05/15/22		55	55,309
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II,
Gtd. Notes, 144A
5.625%	12/15/16	(a)	65	66,625
6.000%	06/15/17		5	5,125
Big Heart Pet Brands,
Gtd. Notes
7.625%	02/15/19		390	406,419
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20		605	651,887
6.500%	10/01/20		100	106,750
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		115	122,763
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24		495	693,880
Bonanza Creek Energy, Inc.,
Gtd. Notes
6.750%	04/15/21		35	37,450
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23		220	213,642
3.800%	02/01/24		50	50,565
3.850%	02/01/23	(a)	305	314,527
4.125%	05/15/21		150	159,264
Brandywine Operating Partnership LP,
Gtd. Notes
5.700%	05/01/17		200	220,494
6.000%	04/01/16		104	112,134
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22		475	514,187
Briggs & Stratton Corp.,
Gtd. Notes
6.875%	12/15/20		70	78,225
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.000%	08/01/22		140	130,156
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/21		115	123,913
Bunge Ltd. Finance Corp.,
Gtd. Notes
4.100%	03/15/16		100	105,003
8.500%	06/15/19		100	125,662
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21		510	529,952
4.100%	06/01/21		360	388,216
4.450%	03/15/43		315	313,226

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
5.750%	05/01/40		345	$412,245
7.950%	08/15/30		100	140,240
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20	(a)	311	353,179
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		42	44,310
7.875%	07/31/20		464	503,440
7.875%	01/15/23	(a)	300	334,500
Camden Property Trust,
Sr. Unsec’d. Notes
5.700%	05/15/17		231	258,832
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18		50	54,000
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	(a)	805	799,562
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15		91	91,250
3.500%	06/15/23		40	40,134
4.750%	07/15/21	(a)	200	222,498
Capsugel SA,
Sr. Unsec’d. Notes, PIK, 144A
7.000%	05/15/19		32	32,960
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
7.350%	03/06/19		250	301,243
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19	(a)	90	94,050
Catalent Pharma Solutions, Inc.,
Gtd. Notes
7.875%	10/15/18	(a)	88	89,540
Catamaran Corp.,
Gtd. Notes
4.750%	03/15/21		25	25,250
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	11/06/17	(a)	130	129,443
2.850%	06/01/22		225	223,639
7.150%	02/15/19	(a)	200	246,224
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.803%	08/15/42		400	370,828
CBS Corp.,
Gtd. Notes
5.900%	10/15/40		100	114,201
7.875%	09/01/23		100	127,560
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.250%	03/15/21	(a)	256	262,400
6.500%	04/30/21		152	161,880
7.000%	01/15/19		275	290,125
7.375%	06/01/20	(a)	1,200	1,308,000
8.125%	04/30/20		41	44,383

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
CEC Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	02/15/22	(a)	80	$82,800
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.250%	03/15/21		48	49,440
Gtd. Notes, 144A
5.375%	06/01/24		35	35,437
Celanese US Holdings LLC,
Gtd. Notes
6.625%	10/15/18		75	78,375
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22		65	64,856
3.950%	10/15/20		100	105,463
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/15/22		34	34,765
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22		20	20,300
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21		100	109,859
5.850%	01/15/41		110	134,435
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	05/01/18		100	116,956
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	(a)	400	415,000
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22	(a)	500	520,625
6.750%	12/01/23	(a)	425	464,313
Cenveo Corp.,
Sec’d. Notes
8.875%	02/01/18		95	99,728
Sec’d. Notes, 144A
8.500%	09/15/22		75	74,437
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19		60	67,800
Ceridian LLC/Comdata, Inc.,
Gtd. Notes, 144A
8.125%	11/15/17	(a)	23	23,230
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		120	120,183
5.375%	03/15/44		200	214,449
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.225%	09/01/22		100	100,777
4.450%	07/22/20		25	27,895
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22		174	180,090
6.125%	02/15/21		58	64,960
6.625%	08/15/20		500	575,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
6.875%	11/15/20		210	$243,600
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
Gtd. Notes
6.125%	07/15/22		425	469,625
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc,
Gtd. Notes
6.625%	11/15/19		110	118,250
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		160	153,802
3.191%	06/24/23		95	96,488
Chiquita Brands International, Inc./Chiquita Brands LLC,
Sr. Sec’d. Notes
7.875%	02/01/21		196	213,395
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21	(a)	1,200	1,356,000
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20	(a)	235	254,387
Chubb Corp. (The),
Sr. Unsec’d. Notes
5.750%	05/15/18		50	57,329
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22		430	456,305
5.375%	02/15/42		100	114,071
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24		58	59,087
5.875%	05/01/22		45	49,725
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20		31	33,984
8.750%	03/15/18		28	29,365
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		250	249,375
5.125%	12/15/22	(a)	85	87,019
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
3.625%	03/04/24		280	287,799
4.450%	01/15/20		285	315,746
5.500%	01/15/40		380	442,453
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22		295	305,325
5.375%	05/15/20		45	48,305
Sr. Unsec’d. Notes, 144A
6.625%	04/01/18		270	303,075
Citgo Petroleum Corp.,
Sr. Sec’d. Notes, 144A
11.500%	07/01/17		50	53,000
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49		330	316,594
5.950%(c)	12/29/49	(a)	90	90,900
6.300%(c)	12/29/49		450	458,437
Sr. Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
1.700%	07/25/16	(a)	375	$379,929
2.500%	09/26/18		425	431,927
3.375%	03/01/23		192	191,265
3.875%	10/25/23	(a)	370	378,976
4.450%	01/10/17		200	215,402
4.500%	01/14/22	(a)	620	673,941
4.587%	12/15/15	(a)	200	210,829
4.750%	05/19/15		366	379,367
4.950%	11/07/43	(a)	260	277,628
6.125%	11/21/17		300	343,124
8.125%	07/15/39	(a)	75	112,573
8.500%	05/22/19		340	434,585
Sub. Notes
0.505% (c)	06/09/16		620	614,361
5.500%	09/13/25		115	128,279
6.675%	09/13/43		350	435,720
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19	(a)	214	186,180
Sr. Sec’d. Notes, 144A
6.125%	03/15/20		56	52,780
9.000%	03/15/19	(a)	944	982,940
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21		35	35,766
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	(a)	118	125,817
9.000%	03/01/21		9	9,630
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	(a)	1,845	1,987,368
7.625%	03/15/20		239	257,821
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23		40	38,800
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
14.750%	12/01/16		80	104,400
Cleveland Electric Illuminating Co. (The),
Sr. Sec’d. Notes
7.880%	11/01/17		200	239,742
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
Gtd. Notes
6.375%	03/15/24		40	41,800
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22		235	233,876
CMS Energy Corp,
Sr. Unsec’d. Notes
8.750%	06/15/19		80	103,134
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21		100	116,346
6.500%	08/15/16		100	111,382
7.350%	11/15/19		150	185,029
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		131	108,894

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
CNL Lifestyle Properties, Inc.,
Gtd. Notes, REIT
7.250%	04/15/19		80	$84,100
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.150%	04/01/18		107	105,950
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21		94	94,470
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		200	290,699
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	(a)	75	76,460
4.650%	07/15/42		55	57,023
4.750%	03/01/44		220	232,685
5.850%	11/15/15		100	107,285
5.900%	03/15/16		100	108,867
6.450%	03/15/37		300	382,648
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23		5	4,875
7.350%	08/15/18		70	80,150
CommonWealth REIT,
Sr. Unsec’d. Notes, REIT
6.650%	01/15/18		375	409,194
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		11	11,220
5.500%	06/15/24	(a)	11	11,179
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19		90	95,850
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.300%	01/25/16		51	51,424
2.100%	03/15/18		34	34,109
Concho Resources, Inc.,
Gtd. Notes
6.500%	01/15/22	(a)	105	115,763
7.000%	01/15/21		100	109,750
ConocoPhillips,
Gtd. Notes
1.050%	12/15/17		125	123,796
6.000%	01/15/20		925	1,100,538
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		200	273,876
CONSOL Energy, Inc.,
Gtd. Notes
6.375%	03/01/21		70	74,375
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.850%	04/01/18		240	276,384
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21		28	27,825
4.250%	05/01/23	(a)	56	56,210

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
6.000%	05/01/22		35	$39,287
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20		150	175,216
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	07/02/18		346	373,699
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/29/24		31	31,714
Corrections Corp. of America,
Gtd. Notes
4.125%	04/01/20		400	397,000
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24		30	31,013
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes
5.950%	03/15/17		800	899,467
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19		145	187,788
Crestview DS Merger Sub II, Inc.,
Sec’d. Notes, 144A
10.000%	09/01/21	(a)	95	106,163
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes, 144A
6.125%	03/01/22		61	64,203
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23	(a)	55	53,570
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22		53	54,789
5.250%	01/15/23	(a)	169	176,183
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
5.250%	06/01/24		62	60,993
CST Brands, Inc.,
Gtd. Notes
5.000%	05/01/23		188	188,000
CSX Corp.,
Sr. Unsec’d. Notes
6.000%	10/01/36		80	98,170
7.900%	05/01/17		200	232,638
Cubist Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes, 144A
1.125%	09/01/18		227	255,375
1.875%	09/01/20		243	277,020
CVS Caremark Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		815	787,192
4.000%	12/05/23	(a)	414	433,237
5.300%	12/05/43		75	84,785
5.750%	05/15/41	(a)	260	311,747
CyrusOne LP/CyrusOne Finance Corp,
Gtd. Notes
6.375%	11/15/22		61	65,727

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.500%	02/15/19		300	$316,125
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24		85	85,531
5.750%	08/15/22		75	80,156
6.625%	11/01/20		50	53,125
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23		800	809,942
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21		535	544,869
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22		180	175,996
8.100%	05/15/30		230	339,635
Delta Air Lines 2012-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
6.875%	05/07/19		62	69,013
Deluxe Corp.,
Gtd. Notes
7.000%	03/15/19		59	63,130
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20		318	337,080
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23		125	121,276
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21		100	106,250
5.600%	07/15/41		65	75,234
6.300%	01/15/19		100	117,420
Devon Financing Corp. LLC,
Gtd. Notes
7.875%	09/30/31		100	140,472
Diamondback Energy, Inc.,
Gtd. Notes, 144A
7.625%	10/01/21	(a)	97	106,700
DigitalGlobe, Inc.,
Gtd. Notes
5.250%	02/01/21		75	74,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22		291	300,491
5.000%	03/01/21		60	66,979
5.150%	03/15/42		427	448,407
6.350%	03/15/40		170	205,234
6.375%	03/01/41		170	205,644
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		1,320	1,327,863
Discovery Communications LLC,
Gtd. Notes
3.300%	05/15/22		250	248,861
4.375%	06/15/21		300	324,732
4.875%	04/01/43		130	131,102

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
DISH DBS Corp.,
Gtd. Notes
5.125%	05/01/20		83	$87,254
6.750%	06/01/21	(a)	1,622	1,849,080
7.875%	09/01/19		300	356,250
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18		150	157,500
Sec’d. Notes
8.750%	03/15/18		400	430,000
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/21		611	671,550
5.200%	08/15/19		360	409,586
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22		466	458,320
8.850%	09/15/21		90	117,222
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19		30	32,325
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
2.000%	01/15/20		75	73,549
DreamWorks Animation SKG, Inc.,
Gtd. Notes, 144A
6.875%	08/15/20		80	86,200
DTE Electric Co.,
General Ref. Mortgage
3.900%	06/01/21		250	269,841
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23		46	47,952
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20		429	473,968
First Ref. Mortgage
6.000%	01/15/38		48	61,260
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	(a)	500	504,385
3.050%	08/15/22		510	507,954
3.750%	04/15/24		235	241,371
5.050%	09/15/19		770	872,050
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23		136	143,582
Duke Energy Progress, Inc.,
First Mortgage
4.100%	03/15/43		100	98,669
5.700%	04/01/35		100	119,085
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21		285	296,047
Gtd. Notes, REIT
6.750%	03/15/20		313	373,006
7.375%	02/15/15		1,350	1,405,451

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21		58	$60,610
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21		75	80,625
Dynegy Roseton LLC/Dynegy Danskammer LLC Pass Escrow Bonds, First Lien(i)
7.670%	12/02/14		550	—
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23	(a)	73	73,547
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
2.800%	02/15/23		15	14,655
4.150%	02/15/43		67	65,355
5.250%	12/15/16		100	110,363
Eagle Spinco, Inc.,
Gtd. Notes
4.625%	02/15/21		65	64,513
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17		27	27,033
4.000%	11/02/32		24	24,015
Sr. Unsec’d. Notes
6.950%	03/20/19		65	76,870
eBay, Inc.,
Sr. Unsec’d. Notes
4.000%	07/15/42		200	178,747
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.350%	12/08/21		200	219,312
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		526	574,655
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20		328	330,684
Endo Finance LLC & Endo Finco, Inc.,
Gtd. Notes, 144A
7.000%	07/15/19		70	74,813
7.000%	12/15/20		15	16,050
7.250%	01/15/22		19	20,520
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24		100	104,500
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		104	108,680
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23		165	163,482
6.500%	02/01/42		175	209,005
Energy XXI Gulf Coast, Inc.,
Gtd. Notes
7.500%	12/15/21		30	32,100
Gtd. Notes, 144A
6.875%	03/15/24	(a)	54	55,080

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Enlink Midstream Partners LP,
Sr. Unsec’d. Notes
5.600%	04/01/44		230	$256,795
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21		100	108,939
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22		27	27,810
Entergy Arkansas, Inc.,
First Mortgage
3.750%	02/15/21		465	494,800
Enterprise Products Operating LLC,
Gtd. Notes
4.050%	02/15/22		460	488,918
4.450%	02/15/43		510	500,283
4.850%	03/15/44		70	72,223
8.375%(c)	08/01/66		290	326,424
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22		68	68,595
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23		234	225,818
EP Energy LLC/EP Energy Finance, Inc.,
Sr. Unsec’d. Notes
9.375%	05/01/20		700	801,500
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22	(a)	200	225,500
Sr. Sec’d. Notes
6.875%	05/01/19		50	53,187
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19		325	349,781
Equity One, Inc.,
Gtd. Notes
6.250%	01/15/17		246	273,164
ERAC USA Finance LLC,
Gtd. Notes, 144A
1.400%	04/15/16		19	19,146
5.625%	03/15/42		22	24,887
7.000%	10/15/37		150	196,553
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21		200	217,597
ERP Operating LP,
Sr. Unsec’d. Notes
5.750%	06/15/17		288	325,051
Sr. Unsec’d. Notes, REIT
4.625%	12/15/21		180	198,132
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19		250	262,500
EXCO Resources, Inc.,
Gtd. Notes
8.500%	04/15/22		65	70,200
Express Scripts Holding Co.,
Gtd. Notes
3.900%	02/15/22		160	167,447

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
4.750%	11/15/21		570	$630,865
Exterran Partners LP,
Gtd. Notes, 144A
6.000%	10/01/22	(a)	52	52,780
FedEx Corp.,
Gtd. Notes
5.100%	01/15/44		305	330,026
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21		71	76,147
Fifth Third Bancorp,
Jr. Sub. Notes
4.900%(c)	12/29/49		305	303,338
5.100%(c)	12/29/49		375	360,281
Sub. Notes
8.250%	03/01/38		100	147,166
Fifth Third Bank,
Sr. Unsec’d. Notes
1.450%	02/28/18		200	199,328
First Cash Financial Services, Inc.,
Gtd. Notes, 144A
6.750%	04/01/21		23	24,495
First Data Corp.,
Gtd. Notes
10.625%	06/15/21		66	76,890
11.250%	01/15/21		46	53,705
11.750%	08/15/21	(a)	105	124,556
12.625%	01/15/21	(a)	175	215,469
Sec’d. Notes, 144A
8.250%	01/15/21	(a)	125	136,875
Sec’d. Notes, PIK, 144A
8.750%	01/15/22	(a)	1,325	1,462,469
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		1,377	1,490,603
First Industrial LP,
Sr. Unsec’d. Notes
5.750%	01/15/16		106	112,220
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		420	425,541
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42		130	123,910
5.625%	04/01/34		100	122,347
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	(a)	260	262,857
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.474%(c)	05/09/16		200	202,948
1.500%	01/17/17		200	201,087
1.700%	05/09/16		500	506,367
2.875%	10/01/18		200	207,008
3.000%	06/12/17		2,105	2,196,041
4.375%	08/06/23	(a)	340	363,096
Freeport-McMoRan Copper & Gold, Inc.,
Gtd. Notes
3.875%	03/15/23		125	124,619
5.450%	03/15/43		302	313,321

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Sr. Unsec’d. Notes
3.550%	03/01/22		300	$297,090
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	05/15/21	(a)	35	35,875
6.000%	01/15/22	(a)	38	40,470
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.750%	04/15/22		22	25,520
9.250%	07/01/21		135	161,663
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20	(a)	65	69,387
Gannett Co., Inc.,
Gtd. Notes, 144A
6.375%	10/15/23		145	154,787
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19		350	369,687
GenCorp, Inc.,
Sec’d. Notes
7.125%	03/15/21		33	36,053
General Cable Corp.,
Gtd. Notes, 144A
6.500%	10/01/22		200	203,500
General Electric Capital Corp.,
Jr. Sub. Notes
6.250%(c)	12/29/49		700	778,750
Sr. Sec’d. Notes
1.000%	12/11/15		58	58,446
2.100%	12/11/19		289	288,855
Sr. Unsec’d. Notes
1.625%	04/02/18	(a)	535	535,876
2.250%	11/09/15		200	204,577
Sr. Unsec’d. Notes, MTN
1.500%	07/12/16		250	253,592
3.150%	09/07/22		350	351,598
3.450%	05/15/24	(a)	350	351,252
4.375%	09/16/20	(a)	1,110	1,225,910
4.650%	10/17/21		250	278,010
5.500%	01/08/20		145	168,085
5.625%	05/01/18		355	406,771
5.875%	01/14/38		765	928,102
6.000%	08/07/19		100	118,455
6.750%	03/15/32		1,025	1,352,138
6.875%	01/10/39		100	134,328
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		85	83,474
4.125%	10/09/42		395	390,122
5.250%	12/06/17		200	225,649
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21		170	173,512
General Motors Co.,
Sr. Unsec’d. Notes, 144A
4.875%	10/02/23		100	105,250
6.250%	10/02/43		350	401,625

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
General Motors Financial Co., Inc.,
Gtd. Notes
2.750%	05/15/16		250	$253,750
3.250%	05/15/18		101	102,515
4.750%	08/15/17		75	79,781
Genesis Energy LP,
Gtd. Notes
5.625%	06/15/24		54	55,080
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.750%	02/15/21		75	78,000
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.875%	10/15/20	(a)	325	353,437
Geo Group, Inc. (The),
Gtd. Notes
6.625%	02/15/21		300	321,750
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21		200	219,601
4.500%	04/01/21		630	699,636
4.800%	04/01/44		205	216,315
Global Partners LP/GLP Finance Corp.,
Gtd. Notes, 144A
6.250%	07/15/22		35	35,000
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%(c)	12/29/49	(a)	1,076	1,111,643
Sr. Unsec’d. Notes
2.375%	01/22/18		1,285	1,304,964
2.900%	07/19/18		520	535,740
3.625%	01/22/23	(a)	1,200	1,205,161
4.000%	03/03/24		185	188,322
5.250%	07/27/21		350	393,027
5.750%	01/24/22		200	231,437
5.950%	01/18/18		350	397,617
6.250%	09/01/17		255	290,306
Sr. Unsec’d. Notes, MTN
1.600%	11/23/15		100	101,038
7.500%	02/15/19		600	732,214
Sub. Notes
6.450%	05/01/36	(a)	455	531,315
6.750%	10/01/37	(a)	200	240,607
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%	07/01/18		125	137,187
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
7.000%	05/15/22	(a)	225	249,750
8.750%	08/15/20		500	592,500
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21		71	72,420
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19		65	73,937
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20	(a)	160	172,400

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Great Lakes Dredge & Dock Corp.,
Gtd. Notes
7.375%	02/01/19		300	$315,000
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22		75	74,531
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19	(a)	56	55,440
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22		110	121,550
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21		325	349,375
9.250%	02/15/22		144	157,320
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21		305	315,476
8.750%	02/15/21		100	129,780
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27		100	125,768
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20		250	270,313
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		25	26,500
9.750%	08/01/18		110	120,863
Sr. Unsec’d. Notes, 144A
9.250%	03/01/21		40	41,900
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20		12	13,380
Hartford Financial Services Group, Inc.,
Jr. Sub. Notes
8.125%(c)	06/15/38		100	118,250
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	(a)	160	171,800
7.750%	05/15/21		1,150	1,260,687
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23	(a)	80	83,700
7.500%	02/15/22	(a)	982	1,132,983
Sr. Sec’d. Notes
3.750%	03/15/19		58	58,507
4.750%	05/01/23	(a)	70	69,913
5.000%	03/15/24		66	66,912
5.875%	03/15/22	(a)	78	84,533
6.500%	02/15/20		139	156,375
HCP, Inc.,
Sr. Unsec’d. Notes
5.625%	05/01/17		568	634,158
Sr. Unsec’d. Notes, MTN
6.300%	09/15/16		257	286,111
Sr. Unsec’d. Notes, REIT
2.625%	02/01/20		445	445,231
3.150%	08/01/22		220	215,743

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
3.750%	02/01/19		815	$868,448
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20	(a)	55	60,087
Sr. Sec’d. Notes
8.125%	04/15/19		705	774,619
Health Care REIT, Inc.,
Sr. Unsec’d. Notes, REIT
4.500%	01/15/24		227	239,183
5.875%	05/15/15		251	262,322
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		92	91,310
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20		550	574,750
7.375%	01/15/21		90	97,650
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29		40	55,119
8.125%	02/15/19		205	257,883
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.750%	12/01/20		100	104,525
4.375%	09/15/21		91	97,576
4.650%	12/09/21		211	230,204
6.000%	09/15/41		300	345,311
Hexion US Finance Corp.,
Sr. Sec’d. Notes
6.625%	04/15/20	(a)	470	498,200
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
5.500%	05/15/22		28	28,350
7.250%	10/01/20		75	81,750
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		46	46,000
7.625%	04/15/21		160	174,800
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/21	(a)	115	122,187
Historic TW, Inc.,
Gtd. Notes
6.625%	05/15/29		100	127,429
HJ Heinz Co.,
Sec’d. Notes
4.250%	10/15/20	(a)	555	558,469
Hologic, Inc.,
Gtd. Notes
6.250%	08/01/20	(a)	170	179,350
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/24		110	114,990
4.400%	04/01/21		150	168,117
4.875%	02/15/44		255	277,876
Hospira, Inc.,
Sr. Unsec’d. Notes
5.200%	08/12/20		10	10,945

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.000%	06/30/15		150	$156,533
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	(a)	500	501,119
3.500%	06/23/24		665	666,887
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20	(a)	250	258,750
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	(a)	140	149,275
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19		190	195,700
5.875%	02/01/22		125	130,937
iGATE Corp.,
Gtd. Notes, 144A
4.750%	04/15/19		43	43,753
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	12/15/17	(a)	21	21,433
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
5.210%(c)	12/21/65	(a)	315	308,700
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42		260	245,139
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20		230	241,500
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.200%	03/15/23		50	49,638
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	(a)	51	52,147
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		92	94,307
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		60	60,900
Intel Corp.,
Sr. Unsec’d. Notes
4.000%	12/15/32		201	200,613
IntercontinentalExchange Group, Inc.,
Gtd. Notes
2.500%	10/15/18		208	212,768
4.000%	10/15/23		318	335,245
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.625%	05/15/20	(a)	140	134,915
1.875%	08/01/22		260	239,224
1.950%	07/22/16		200	205,244
3.375%	08/01/23	(a)	555	561,453
3.625%	02/12/24	(a)	350	359,118
5.600%	11/30/39		150	179,703

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
6.220%	08/01/27		110	$138,583
International Lease Finance Corp.,
Sr. Unsec’d. Notes
6.250%	05/15/19	(a)	1,750	1,960,000
8.250%	12/15/20	(a)	200	247,000
8.625%	01/15/22		310	389,050
International Wire Group Holdings, Inc.,
Sec’d. Notes, 144A
8.500%	10/15/17		103	111,755
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23		155	155,494
4.200%	04/15/24		95	98,028
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17		51	56,942
inVentiv Health, Inc.,
Gtd. Notes, 144A
11.000%	08/15/18	(a)	193	183,913
Sr. Sec’d. Notes, 144A
9.000%	01/15/18		50	53,750
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24		103	107,616
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21		35	35,394
8.875%	06/15/20		35	37,537
iStar Financial, Inc.,
Sr. Unsec’d. Notes
4.875%	07/01/18		50	50,125
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24		435	433,511
Jarden Corp.,
Gtd. Notes
1.875%	09/15/18		264	363,825
7.500%	05/01/17		65	73,775
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.500%	03/15/16		150	159,982
8.500%	07/15/19		150	187,500
JM Huber Corp.,
Sr. Unsec’d. Notes, 144A
9.875%	11/01/19		49	55,799
JMC Steel Group,
Sr. Unsec’d. Notes, 144A
8.250%	03/15/18		70	71,400
John Deere Capital Corp.,
Sr. Unsec’d. Notes
1.200%	10/10/17		59	58,809
1.700%	01/15/20		33	32,035
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21		100	104,434
5.000%	03/30/20		100	111,316
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes, 144A
6.750%	04/01/22	(a)	70	73,850

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Jurassic Holdings III, Inc.,
Sec’d. Notes, 144A
6.875%	02/15/21	75	$76,500
K Hovnanian Enterprises, Inc.,
Gtd. Notes
11.875%	10/15/15	45	50,175
Sec’d. Notes, 144A
9.125%	11/15/20	38	42,370
Kaiser Aluminum Corp.,
Gtd. Notes
8.250%	06/01/20	100	112,500
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
3.150%	03/15/23	50	49,844
5.300%	10/01/41	175	195,374
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24	46	46,690
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31	60	84,741
Key Energy Services, Inc.,
Gtd. Notes
6.750%	03/01/21(a)	125	130,000
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.300%	12/13/18	101	102,177
5.100%	03/24/21	175	198,293
Kilroy Realty LP,
Gtd. Notes
5.000%	11/03/15	906	955,977
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.400%	06/01/23	100	94,953
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.125%	06/01/23	370	355,984
3.200%	05/01/21(a)	360	360,931
5.700%	05/01/17	149	166,355
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.000%	08/15/42	230	228,622
5.000%	03/01/43	740	734,409
6.850%	02/15/20	140	168,000
Kinetic Concepts, Inc.,
Sec’d. Notes
10.500%	11/01/18	350	395,500
Kodiak Oil & Gas Corp.,
Gtd. Notes
5.500%	01/15/21	45	46,913
5.500%	02/01/22	40	41,500
8.125%	12/01/19	350	387,625
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.000%	06/04/42	460	491,785
6.125%	08/23/18	100	116,067
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/15/19(a)	37	38,480

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Kroger Co. (The),
Gtd. Notes
6.900%	04/15/38	150	$194,124
7.500%	04/01/31	200	263,570
7.700%	06/01/29	150	195,259
Sr. Unsec’d. Notes
2.200%	01/15/17	175	179,568
3.850%	08/01/23	450	462,359
5.150%	08/01/43(a)	190	205,255
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23(a)	75	81,469
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17	120	122,152
2.500%	11/01/18	105	106,992
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.,
Gtd. Notes
5.750%	04/15/23	70	75,075
Lennar Corp.,
Gtd. Notes
6.950%	06/01/18	84	94,710
12.250%	06/01/17	5	6,350
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19	100	109,375
11.875%	02/01/19	125	138,750
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20(a)	93	101,603
8.125%	07/01/19	125	136,406
8.625%	07/15/20	755	845,600
Gtd. Notes, 144A
3.823%(c)	01/15/18	25	25,437
6.125%	01/15/21(a)	137	146,761
LG&E and KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15	600	608,132
Liberty Interactive LLC,
Sr. Unsec’d. Notes
8.250%	02/01/30	75	82,875
Sr. Unsec’d. Notes, 144A
1.000%	09/30/43	234	242,483
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	75	82,498
7.800%	03/15/37	325	383,500
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26	200	257,073
Liberty Property LP,
Sr. Unsec’d. Notes, REIT
3.375%	06/15/23	140	135,872
4.400%	02/15/24(a)	190	199,281
LifePoint Hospitals, Inc.,
Gtd. Notes, 144A
5.500%	12/01/21	70	73,325

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21		50	$55,547
6.250%	02/15/20		100	118,737
8.750%	07/01/19		85	110,207
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/21		700	755,125
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	06/15/22	(a)	30	30,375
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21		515	534,840
4.070%	12/15/42		298	287,293
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.120%	04/15/22		246	249,704
Ltd. Brands, Inc.,
Gtd. Notes
6.625%	04/01/21		367	417,004
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		475	535,789
6.000%	11/15/21		150	179,363
M/I Homes, Inc.,
Gtd. Notes
8.625%	11/15/18		39	41,535
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
5.125%	01/15/15		371	379,186
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	(a)	74	71,032
4.300%	02/15/43	(a)	370	347,951
5.900%	12/01/16		334	372,216
7.450%	07/15/17		195	228,951
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		200	217,860
5.150%	10/15/43		72	78,892
6.400%	07/15/18		250	293,511
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18		14	13,930
4.750%	04/15/23	(a)	52	50,570
Manitowoc Co., Inc. (The),
Gtd. Notes
8.500%	11/01/20		180	200,700
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		155	191,416
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		320	319,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23		55	56,100
5.500%	02/15/23		200	213,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
6.250%	06/15/22		127	$138,747
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21		106	112,360
Masco Corp.,
Sr. Unsec’d. Notes
5.950%	03/15/22	(a)	25	27,625
Masonite International Corp.,
Gtd. Notes, 144A
8.250%	04/15/21		115	125,350
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.100%	08/02/18		174	175,567
2.500%	10/17/22		184	177,078
3.125%	04/14/16		180	187,576
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23		38	37,430
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Sec’d. Notes
9.750%	04/01/21	(a)	13	14,917
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		228	218,209
4.883%	03/15/44		195	204,781
Medco Health Solutions, Inc.,
Gtd. Notes
2.750%	09/15/15		800	819,128
4.125%	09/15/20		330	354,151
Memorial Resource Development Corp.,
Gtd. Notes, 144A
6.250%	07/01/22		138	139,035
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.400%	09/15/22	(a)	70	67,505
2.800%	05/18/23		125	122,145
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		63	69,379
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66		140	156,450
Sr. Unsec’d. Notes
4.125%	08/13/42	(a)	335	326,025
4.750%	02/08/21	(a)	290	324,101
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20		134	143,045
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.000%	01/10/23		140	138,896
Sr. Sec’d. Notes, 144A
2.500%	09/29/15		300	307,325
3.875%	04/11/22		560	593,088
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21	(a)	155	172,437
6.750%	10/01/20	(a)	235	262,319

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
7.750%	03/15/22	(a)	325	$381,063
8.625%	02/01/19	(a)	380	452,675
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	02/15/22		24	25,740
Microsoft Corp.,
Sr. Unsec’d. Notes
0.875%	11/15/17		46	45,656
2.375%	05/01/23		123	117,758
3.000%	10/01/20		150	156,650
3.500%	11/15/42		330	293,930
3.625%	12/15/23		158	165,165
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	(a)	130	161,179
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		85	93,075
MISA Investments Ltd.,
Unsec’d. Notes, PIK, 144A
8.625%	08/15/18		30	30,713
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		130	127,302
Molson Coors Brewing Co.,
Gtd. Notes
5.000%	05/01/42		100	104,629
Monongahela Power Co.,
First Mortgage, 144A
5.400%	12/15/43		250	286,075
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49		1,478	1,504,959
Sr. Unsec’d. Notes
1.750%	02/25/16		107	108,520
2.125%	04/25/18		365	369,010
3.750%	02/25/23		785	798,564
3.800%	04/29/16		1,205	1,265,162
Sr. Unsec’d. Notes, MTN
5.500%	01/26/20		250	286,142
5.500%	07/28/21		450	516,972
5.550%	04/27/17		620	689,503
5.625%	09/23/19		200	230,042
5.750%	10/18/16		100	110,278
7.300%	05/13/19		600	733,648
Sub. Notes
5.000%	11/24/25	(a)	350	373,299
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		170	176,813
4.250%	11/15/23		88	92,898
5.450%	11/15/33		581	651,031
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
6.625%	04/01/22		148	155,030
MTR Gaming Group, Inc.,
Sec’d. Notes
11.500%	08/01/19	(a)	65	73,044

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Murphy Oil USA, Inc.,
Gtd. Notes
6.000%	08/15/23		14	$14,735
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21		33	35,970
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18		290	294,564
Gtd. Notes, 144A
7.875%	07/15/20		400	442,744
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	(a)	335	362,867
5.000%	09/15/20		100	112,203
National City Corp.,
Sub. Notes
6.875%	05/15/19		125	149,290
National Mentor Holdings, Inc.,
Gtd. Notes, 144A
12.500%	02/15/18		136	144,500
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17		37	37,010
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	06/01/22		24	24,000
7.875%	10/01/20		67	70,434
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
8.250%	12/01/31		150	199,286
9.375%	08/15/39		100	155,636
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21		12	12,540
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.662%	04/15/18		890	889,418
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		215	237,257
4.450%	01/15/43		500	501,626
6.400%	04/30/40		103	132,051
NCR Corp.,
Gtd. Notes
5.000%	07/15/22		15	15,187
Netflix, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21		71	74,373
Sr. Unsec’d. Notes, 144A
5.750%	03/01/24		65	67,925
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	03/15/22		65	69,387
Nevada Power Co.,
General Ref. Mortgage
6.650%	04/01/36		100	134,529
7.125%	03/15/19		275	336,566

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
New Albertsons, Inc.,
Sr. Unsec’d. Notes
6.625%	06/01/28		7	$5,967
7.750%	06/15/26		63	61,740
8.000%	05/01/31		50	48,750
8.700%	05/01/30		2	2,000
New York Life Global Funding,
Sec’d. Notes, 144A
0.800%	02/12/16		225	225,632
1.650%	05/15/17		200	202,462
Sr. Sec’d. Notes, 144A
2.450%	07/14/16		150	155,030
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.625%	07/01/24		50	54,875
5.750%	01/30/22		225	248,625
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20	(a)	475	511,813
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.200%	06/01/15		59	59,359
1.339%	09/01/15		48	48,352
3.625%	06/15/23		150	151,244
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes, 144A
6.875%	10/15/21		47	50,055
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.500%	10/01/21		20	20,650
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	(a)	250	251,875
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21		334	96,025
NII International Telecom Sarl,
Gtd. Notes, 144A
11.375%	08/15/19	(a)	93	82,305
NII International Telecom SCA,
Gtd. Notes, 144A
7.875%	08/15/19	(a)	66	57,090
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21		195	209,896
4.800%	02/15/44		270	272,970
5.400%	07/15/14		211	211,380
5.650%	02/01/45		139	156,504
5.800%	02/01/42		140	160,395
6.250%	12/15/40		75	90,048
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43		530	584,277
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42		130	134,642
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21		100	107,045

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.800%	08/15/43		190	$202,141
6.000%	03/15/2105		100	118,375
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31		175	241,048
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	11/01/19		455	522,950
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20	(a)	120	133,200
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18	(a)	550	631,125
7.875%	05/15/21		350	388,063
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		90	93,247
5.200%	08/01/43		130	138,462
5.850%	06/01/18		50	57,334
Oasis Petroleum, Inc.,
Gtd. Notes, 144A
6.875%	03/15/22		75	81,750
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/01/21		200	218,078
Oglethorpe Power Corp.,
First Mortgage
5.375%	11/01/40		190	217,094
Ohio Power Co.,
Sr. Unsec’d. Notes
5.375%	10/01/21		140	163,423
6.600%	03/01/33		75	96,076
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	03/15/44		200	212,523
Olin Corp.,
Sr. Unsec’d. Notes
5.500%	08/15/22		55	58,300
Omnicare, Inc.,
Gtd. Notes
7.750%	06/01/20		30	32,325
Omnicom Group, Inc.,
Gtd. Notes
3.625%	05/01/22		205	210,898
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16		525	545,460
Onex USI Acquisition Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21		61	62,677
Oracle Corp.,
Sr. Unsec’d. Notes
2.375%	01/15/19		152	154,557
2.500%	10/15/22		1,393	1,332,715
3.625%	07/15/23		390	401,797
6.500%	04/15/38		100	128,931

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	02/08/16		83	$83,364
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.750%	02/15/44		250	266,130
6.050%	03/01/34		260	321,545
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39		50	76,916
PacifiCorp,
First Mortgage
2.950%	02/01/22		1,135	1,149,950
PAETEC Holding Corp.,
Gtd. Notes
9.875%	12/01/18		25	26,937
Parker Drilling Co.,
Gtd. Notes
7.500%	08/01/20		48	51,840
Gtd. Notes, 144A
6.750%	07/15/22		50	52,000
Party City Holdings, Inc.,
Gtd. Notes
8.875%	08/01/20		300	332,250
Patriot Merger Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21		34	37,060
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21	(a)	525	523,031
Peco Energy Co.,
First Mortgage
2.375%	09/15/22		150	144,116
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22	(a)	100	105,250
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	07/17/18		40	40,945
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/05/22		345	341,784
2.750%	03/01/23		280	273,726
PetroLogistics LP/PetroLogistics Finance Corp.,
Gtd. Notes
6.250%	04/01/20		50	54,500
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.300%	06/15/43		210	212,095
PHI, Inc.,
Gtd. Notes, 144A
5.250%	03/15/19	(a)	38	38,760
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.125%	03/04/43	(a)	335	322,717
4.375%	11/15/41		360	360,285
4.875%	11/15/43		120	129,242

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Phillips 66,
Gtd. Notes
4.300%	04/01/22		305	$330,102
5.875%	05/01/42		245	293,528
Pilgrim’s Pride Corp.,
Gtd. Notes
7.875%	12/15/18		33	34,940
Pioneer Energy Services Corp.,
Gtd. Notes, 144A
6.125%	03/15/22	(a)	75	77,719
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.000%	11/15/18		67	72,863
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/20		615	714,292
Plains Exploration & Production Co.,
Gtd. Notes
6.875%	02/15/23		81	94,770
PNC Bank NA,
Sub. Notes
2.700%	11/01/22	(a)	820	790,447
2.950%	01/30/23		250	244,679
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49	(a)	265	254,731
PNC Funding Corp.,
Bank Gtd. Notes
4.375%	08/11/20		150	163,707
5.125%	02/08/20		150	171,341
Polymer Group, Inc.,
Sr. Sec’d. Notes
7.750%	02/01/19		200	212,500
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23	(a)	90	92,475
7.375%	09/15/20		125	135,781
Portfolio Recovery Associates, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	08/01/20		249	296,310
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	(a)	200	216,250
Gtd. Notes, 144A
6.750%	12/01/21		183	194,437
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38		75	116,222
PPG Industries, Inc.,
Sr. Unsec’d. Notes
6.650%	03/15/18		360	419,309
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22		320	325,226
4.200%	06/15/22		220	235,236
4.700%	06/01/43		105	107,691
6.700%(c)	03/30/67		585	596,700

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
PPL Electric Utilities Corp.,
First Mortgage
2.500%	09/01/22		152	$148,517
Praxair, Inc.,
Sr. Unsec’d. Notes
1.250%	11/07/18		200	195,710
Prestige Brands, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	12/15/21	(a)	50	51,000
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.750%	12/15/19		35	39,463
Principal Financial Group, Inc.,
Gtd. Notes
1.850%	11/15/17		26	26,131
8.875%	05/15/19		200	258,214
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
1.000%	12/11/15		94	94,500
2.250%	10/15/18		212	214,080
Private Export Funding Corp.,
Gov’t. Gtd. Notes
2.125%	07/15/16		2,000	2,059,190
4.375%	03/15/19		1,225	1,372,895
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34		100	125,192
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		320	320,953
ProLogis LP,
Gtd. Notes
4.250%	08/15/23		310	323,599
6.875%	03/15/20		73	87,709
PSEG Power LLC,
Gtd. Notes
4.300%	11/15/23		74	77,330
5.125%	04/15/20		100	111,997
5.500%	12/01/15		200	213,351
Public Service Co. of Colorado,
First Mortgage
2.250%	09/15/22		31	29,569
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23		50	51,542
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19		50	56,400
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42		56	51,288
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67		685	713,212
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	(a)	98	100,205
5.375%	10/01/22		275	283,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Quad/Graphics, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/22		70	$70,000
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20		180	194,721
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28		5	5,113
7.750%	02/15/31		130	134,550
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25		25	29,402
Radio One, Inc.,
Sr. Sub. Notes, 144A
9.250%	02/15/20		25	27,063
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18		70	73,500
Range Resources Corp.,
Gtd. Notes
6.750%	08/01/20		130	139,750
Rayonier AM Products, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24		75	76,313
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20		45	48,150
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	06/15/23		45	46,237
Regency Centers LP,
Gtd. Notes
5.875%	06/15/17		432	485,648
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23		25	24,750
5.500%	04/15/23		225	235,125
Republic Services, Inc.,
Gtd. Notes
5.500%	09/15/19		330	378,705
Resolute Forest Products, Inc.,
Gtd. Notes
5.875%	05/15/23		15	14,775
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21	(a)	50	51,375
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		76	73,322
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19		1,500	1,588,125
9.875%	08/15/19		265	293,487
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	350	369,250
7.125%	04/15/19		300	313,500

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21	(a)	37	$36,907
Rite Aid Corp.,
Sr. Sec’d. Notes
8.000%	08/15/20		250	275,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19		40	43,600
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes, 144A
5.625%	07/15/22		31	31,388
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21		79	81,271
5.875%	06/01/22		257	268,565
Rowan Cos., Inc.,
Gtd. Notes
5.850%	01/15/44	(a)	350	377,827
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27		9	10,260
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.000%	04/01/24	(a)	75	75,750
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
3.500%	06/01/17		622	657,972
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes
9.000%	10/15/17		70	74,900
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp.,
Gtd. Notes
9.750%	02/15/17	(a)	80	83,600
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23	(a)	582	606,735
Sr. Sec’d. Notes, 144A
5.750%	05/15/24		100	104,250
Sabre, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/19		20	22,200
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.875%	11/15/19		100	108,250
Samson Investment Co.,
Gtd. Notes, 144A
10.750%	02/15/20		160	168,600
Sanchez Energy Corp.,
Gtd. Notes, 144A
6.125%	01/15/23	(a)	31	32,008
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		335	363,056
Sanmina Corp.,
Sr. Sec’d. Notes, 144A
4.375%	06/01/19		53	52,934

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	07/15/22		88	$86,900
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23		383	398,294
Gtd. Notes, 144A
2.400%	08/01/22		50	48,120
Schlumberger Oilfield UK PLC,
Gtd. Notes, 144A
4.200%	01/15/21		205	224,383
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.625%	12/15/20		250	270,938
Sealed Air Corp.,
Gtd. Notes, 144A
5.250%	04/01/23		37	37,555
6.500%	12/01/20	(a)	55	61,875
8.125%	09/15/19		75	82,594
8.375%	09/15/21		250	286,250
SemGroup Corp.,
Gtd. Notes
7.500%	06/15/21		47	51,465
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		95	95,238
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17		735	754,514
2.875%	10/01/22		983	963,759
4.050%	12/01/23		225	237,692
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.250%	12/01/18		40	42,500
Senior Housing Properties Trust,
Sr. Unsec’d. Notes
4.300%	01/15/16		2,035	2,108,571
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20	(a)	620	672,700
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21		85	99,875
Sr. Unsec’d. Notes, 144A
5.375%	05/15/24	(a)	5	5,113
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	07/15/22		44	45,100
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21		80	90,400
Sierra Pacific Power Co.,
General Ref. Mortgage
6.000%	05/15/16		500	548,591
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/22	(a)	55	55,688

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Simon Property Group LP,
Sr. Unsec’d. Notes, REIT
4.375%	03/01/21		175	$192,410
6.125%	05/30/18		150	174,518
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21	(a)	593	596,706
6.375%	11/01/21		40	42,550
Sr. Unsec’d. Notes
6.125%	10/01/22	(a)	10	10,450
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.750%	08/01/21	(a)	146	153,300
6.000%	07/15/24	(a)	491	510,640
Sr. Unsec’d. Notes, 144A
4.250%	05/15/20		160	157,800
4.625%	05/15/23		61	58,408
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18		100	98,500
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21	(a)	180	184,500
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	11/15/21	(a)	275	297,688
Southern Co. (The),
Sr. Unsec’d. Notes
2.450%	09/01/18		165	169,084
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		365	404,757
5.250%	07/15/43		105	116,964
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20		495	558,448
8.000%	10/01/19		260	328,040
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		96	99,652
4.750%	03/15/24		375	406,280
5.950%	09/25/43		38	45,272
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22		75	81,188
6.750%	03/15/20		75	80,438
Spirit AeroSystems, Inc.,
Gtd. Notes, 144A
5.250%	03/15/22		28	28,420
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		884	1,021,020
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	(a)	350	402,500
9.000%	11/15/18	(a)	450	545,625
Sr. Unsec’d. Notes
6.000%	11/15/22	(a)	152	155,040
7.000%	08/15/20	(a)	270	298,688

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Sprint Corp.,
Gtd. Notes, 144A
7.250%	09/15/21	(a)	37	$40,793
7.875%	09/15/23		1,239	1,378,388
Standard Pacific Corp.,
Gtd. Notes
8.375%	01/15/21	(a)	70	82,950
State Street Corp.,
Sr. Sub. Notes
3.100%	05/15/23		96	94,271
Sr. Unsec’d. Notes
3.700%	11/20/23		446	462,616
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21		75	81,938
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23		55	56,925
6.375%	08/15/22		45	48,938
Stone Energy Corp.,
Gtd. Notes
7.500%	11/15/22		125	137,813
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
7.500%	07/01/21		33	35,970
Sun Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/18		148	154,660
5.875%	08/01/21	(a)	15	15,863
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19	(a)	450	473,625
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44		330	347,212
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		65	65,831
3.500%	01/20/17		270	285,871
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
8.000%	05/01/16		45	49,444
Swift Energy Co.,
Gtd. Notes
7.875%	03/01/22	(a)	110	114,950
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42		305	293,790
Talos Production LLC/Talos Production Finance, Inc.,
Gtd. Notes, 144A
9.750%	02/15/18		66	69,960
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.250%	05/01/23		125	130,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
7.750%	04/15/20		20	21,850

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		200	$265,718
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20		100	112,952
Teleflex, Inc.,
Gtd. Notes, 144A
5.250%	06/15/24		55	55,550
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21	(a)	60	59,625
4.500%	04/01/21	(a)	278	279,738
4.750%	06/01/20		915	935,588
6.000%	10/01/20	(a)	93	100,905
6.250%	11/01/18	(a)	60	66,600
Sr. Unsec’d. Notes
6.750%	02/01/20	(a)	15	16,294
8.000%	08/01/20		565	612,319
8.125%	04/01/22	(a)	137	158,578
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19	(a)	58	58,798
Terex Corp.,
Gtd. Notes
6.000%	05/15/21	(a)	225	242,438
6.500%	04/01/20	(a)	200	217,100
Tesoro Corp.,
Gtd. Notes
5.125%	04/01/24	(a)	30	30,338
Tesoro Logistics LP/Tesoro Logistics Finance Corp,
Gtd. Notes
5.875%	10/01/20		170	179,350
6.125%	10/15/21		400	427,000
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		185	174,399
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21		405	424,052
5.850%	04/15/40		100	111,769
Time Warner Cable, Inc.,
Gtd. Notes
4.125%	02/15/21		300	323,924
5.000%	02/01/20		205	229,725
5.500%	09/01/41		310	346,793
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	03/15/23		140	189,341
Time Warner, Inc.,
Gtd. Notes
4.650%	06/01/44		245	240,340
4.750%	03/29/21		805	892,621
6.200%	03/15/40		435	517,129
Time, Inc.,
Gtd. Notes, 144A
5.750%	04/15/22	(a)	40	40,400
T-Mobile USA, Inc.,
Gtd. Notes
5.250%	09/01/18		42	44,100

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
6.125%	01/15/22	(a)	82	$87,023
6.250%	04/01/21	(a)	334	354,875
6.464%	04/28/19		28	29,470
6.500%	01/15/24		28	29,925
6.625%	04/01/23	(a)	96	104,160
6.633%	04/28/21		69	74,693
6.731%	04/28/22	(a)	650	701,188
6.836%	04/28/23	(a)	120	130,650
Toll Brothers Finance Corp.,
Gtd. Notes
6.750%	11/01/19		8	9,220
Tops Holding Corp./Tops Markets LLC,
Sr. Sec’d. Notes
8.875%	12/15/17		105	114,188
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27		100	139,666
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20		150	152,460
Gtd. Notes, 144A
6.000%	07/15/22		58	59,595
6.500%	07/15/24		58	60,393
Transocean, Inc.,
Gtd. Notes
3.800%	10/15/22	(a)	199	196,955
6.375%	12/15/21	(a)	255	294,994
6.500%	11/15/20		100	115,656
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes
8.125%	06/15/18		54	56,376
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Sec’d. Notes
8.750%	02/01/19	(a)	250	269,375
Tutor Perini Corp.,
Gtd. Notes
7.625%	11/01/18		145	152,613
Tyco International Finance SA,
Gtd. Notes
8.500%	01/15/19		120	148,025
UCI International, Inc.,
Gtd. Notes
8.625%	02/15/19		200	190,000
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20		360	377,576
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/18		107	112,350
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19		50	52,250
Union Bank NA,
Sr. Unsec’d. Notes
2.625%	09/26/18		600	617,042
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		235	250,863

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27		100	$103,000
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22		43	41,725
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23		166	178,035
7.375%	05/15/20	(a)	1,000	1,105,000
8.375%	09/15/20	(a)	250	274,375
United Surgical Partners International, Inc.,
Gtd. Notes
9.000%	04/01/20	(a)	370	408,388
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23		29	28,107
3.950%	10/15/42		160	149,889
4.700%	02/15/21		150	167,043
5.800%	03/15/36		100	120,387
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21	(a)	75	83,156
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)	55	58,231
6.750%	09/15/22		203	224,569
7.875%	11/01/20		42	46,200
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	11/15/25	(a)	250	253,750
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	11/15/21		15	15,525
US Concrete, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	12/01/18		70	75,950
Vail Resorts, Inc.,
Gtd. Notes
6.500%	05/01/19		150	157,688
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
5.625%	12/01/21	(a)	115	118,306
6.375%	10/15/20		75	79,688
6.750%	08/15/18	(a)	149	160,548
6.750%	08/15/21		100	106,500
7.000%	10/01/20		630	669,375
7.500%	07/15/21	(a)	117	129,578
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes, REIT
4.250%	03/01/22	(a)	615	653,298
4.750%	06/01/21		270	296,016
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22		150	140,716
2.500%	09/15/16		1,522	1,568,791
3.850%	11/01/42		985	867,256
4.500%	09/15/20		702	772,194
5.150%	09/15/23		185	207,032
5.850%	09/15/35		100	116,809

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
6.400%	09/15/33	661	$809,684
6.550%	09/15/43	680	855,740
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.750%	12/01/30	250	342,854
Verizon Pennsylvania LLC,
Gtd. Notes
8.350%	12/15/30	300	390,615
8.750%	08/15/31	300	401,957
Viacom, Inc.,
Sr. Unsec’d. Notes
3.250%	03/15/23	96	94,771
3.875%	12/15/21	200	209,478
4.375%	03/15/43	390	362,019
5.850%	09/01/43	115	132,115
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19	70	74,025
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
8.500%	10/15/22	75	82,875
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23	150	146,401
2.950%	01/15/22	325	328,597
Voya Financial, Inc.,
Gtd. Notes
2.900%	02/15/18	725	751,274
5.500%	07/15/22	135	154,618
5.650%(c)	05/15/53	190	193,325
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21	150	177,563
VWR Funding, Inc.,
Gtd. Notes
7.250%	09/15/17	58	61,335
W&T Offshore, Inc.,
Gtd. Notes
8.500%	06/15/19	145	156,600
Wachovia Capital Trust III, Ltd.
Gtd. Notes
5.570%(c)	03/29/49	80	77,600
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17	69	69,597
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43	335	320,900
4.300%	04/22/44	215	217,151
5.000%	10/25/40	490	546,202
Walt Disney Co. (The),
Sr. Unsec’d. Notes
2.750%	08/16/21	100	100,929
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22	54	52,892
7.375%	03/11/19	80	97,757

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
WCI Communities, Inc.,
Gtd. Notes
6.875%	08/15/21	65	$66,950
Gtd. Notes, 144A
6.875%	08/15/21	9	9,270
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22	100	106,326
6.750%	09/15/40	60	73,619
9.875%	03/01/39	110	171,020
Weingarten Realty Investors,
Sr. Unsec’d. Notes
4.450%	01/15/24	275	287,649
WellPoint, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18(a)	205	208,849
3.300%	01/15/23(a)	140	139,833
4.625%	05/15/42	185	188,355
5.100%	01/15/44	310	337,558
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20	55	57,819
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	89	94,407
7.980%(c)	03/29/49(a)	1,315	1,495,813
Sr. Unsec’d. Notes
2.150%	01/15/19	89	89,807
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	990	1,023,290
4.600%	04/01/21	600	667,649
Sub. Notes
3.450%	02/13/23(a)	420	417,945
4.125%	08/15/23	160	166,209
5.375%	11/02/43	670	737,026
Wells Fargo Bank NA,
Sub. Notes
5.750%	05/16/16	250	272,632
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22	101	99,990
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	230	238,208
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21	29	30,305
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	90	94,725
5.750%	03/15/21(a)	200	219,000
Williams Partners LP,
Sr. Unsec’d. Notes
4.300%	03/04/24	400	417,159
4.900%	01/15/45	330	328,963
Windstream Corp.,
Gtd. Notes
7.500%	06/01/22(a)	79	86,011
7.500%	04/01/23(a)	47	50,878

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
7.750%	10/01/21	1,000	$1,092,500
8.125%	09/01/18	50	52,500
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42	44	40,486
4.250%	12/15/19	160	176,682
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22	65	65,000
Sr. Sec’d. Notes, 144A
6.000%	01/15/21	368	379,960
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22(a)	350	373,625
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.750%	05/09/16	54	54,055
4.700%	05/15/20	625	698,178
6.500%	07/01/36	140	182,821
Xerox Corp.,
Sr. Unsec’d. Notes
5.625%	12/15/19	150	172,190
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.625%	06/15/17	344	569,965
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20(a)	130	150,475
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18	41	41,092

			308,910,881

Uruguay
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
Gtd. Notes, 144A
7.250%	05/01/22	53	55,120

Venezuela — 0.1%
Petroleos de Venezuela SA,
Gtd. Notes
5.250%	04/12/17	394	332,480
5.375%	04/12/27	1,233	763,351
6.000%	11/15/26	1,023	659,620
8.500%	11/02/17	560	524,142
9.000%	11/17/21	87	73,658
9.750%	05/17/35	565	462,735
Sr. Unsec’d. Notes
5.000%	10/28/15	330	310,695
Petroleos De Venezuela SA,
Sr. Unsec’d. Notes, RegS
8.500%	11/02/17(a)	757	707,742

			3,834,423

TOTAL CORPORATE BONDS
(cost $393,309,025)			401,748,969

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS — 1.5%
Argentina Boden Bonds (Argentina),
Bonds
7.000%	10/03/15	(a)		642	$620,492
Argentina Bonar Bonds (Argentina),
Bonds
8.750%	05/07/24			30	28,050
Argentina Bonos (Argentina),
Bonds
7.000%	04/17/17			375	350,250
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
8.280%	12/31/33			193	162,417
8.750%	06/02/17			55	50,044
Sr. Unsec’d. Notes (2.5% until 03/2019, 3.75% until 03/2029)
5.250%(t)	12/31/38	(a)		526	252,217
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
6.500%	06/10/19			100	112,500
Belize Government International Bond (Belize),
Sr. Unsec’d. Notes, 144A
5.000%	02/20/38			23	15,820
Sr. Unsec’d. Notes, RegS
5.000%	02/20/38			168	117,460
Bolivian Government International Bond (Bolivia),
Sr. Unsec’d. Notes, RegS
5.950%	08/22/23	(a)		250	263,750
Brazil Notas do Tesouro Nacional (Brazil),
Notes
9.762%	01/01/23		BRL	1,659	672,770
Sr. Notes
10.000%	01/01/17		BRL	1,398	611,207
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23	(a)		400	369,400
5.625%	01/07/41	(a)		235	252,625
7.125%	01/20/37			570	721,050
8.000%	01/15/18			173	193,267
8.250%	01/20/34			282	390,570
10.250%	01/10/28		BRL	450	213,849
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	(a)		600	618,600
6.125%	01/18/41	(a)		462	553,245
7.375%	03/18/19			200	243,500
7.375%	09/18/37			233	316,880
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, RegS
4.250%	01/26/23			200	192,000
9.995%	08/01/20			40	51,460
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, RegS
6.250%	04/27/17			200	216,624
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
7.450%	04/30/44			150	160,050
Sr. Unsec’d. Notes, RegS
5.875%	04/18/24			100	104,350
9.040%	01/23/18			227	250,204

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Ecuador Government International Bond (Ecuador),
Bonds, 144A
7.950%	06/20/24	200	$205,147
Notes, RegS
9.375%	12/15/15	600	638,250
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, RegS
5.875%	01/30/25	373	365,167
7.650%	06/15/35	33	35,689
8.250%	04/10/32	69	78,487
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, RegS
4.875%	02/13/28	200	196,200
Honduras Government International (Honduras),
Sr. Unsec’d. Notes, RegS
7.500%	03/15/24	200	207,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23	466	501,533
5.375%	03/25/24	1,206	1,290,420
5.750%	11/22/23	150	165,375
6.250%	01/29/20	50	56,519
6.375%	03/29/21	60	68,400
7.625%	03/29/41	118	151,113
Iceland Government International Bond (Iceland),
Unsec’d. Notes, 144A
5.875%	05/11/22	150	165,526
Unsec’d. Notes, RegS
4.875%	06/16/16	115	120,768
5.875%	05/11/22	200	220,702
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
3.375%	04/15/23	520	482,300
5.875%	01/15/24	590	651,213
6.750%	01/15/44	200	230,000
Sr. Unsec’d. Notes, RegS
5.875%	03/13/20	300	333,000
6.750%	01/15/44	600	690,000
8.500%	10/12/35	310	410,750
11.625%	03/04/19	100	136,000
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, RegS
5.750%	12/31/32	510	494,063
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	06/24/19	200	214,500
8.000%	03/15/39	100	95,750
9.250%	10/17/25	160	180,800
Unsec’d. Notes
10.625%	06/20/17	49	55,983
Kenya Government International Bond (Kenya),
Notes, 144A
6.875%	06/24/24	200	208,000
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, MTN
6.375%	03/09/20	200	209,500
Sr. Unsec’d. Notes, RegS
8.250%	04/12/21	1,325	1,517,125

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, 144A
6.125%	03/09/21			100	$116,840
Sr. Unsec’d. Notes, RegS
6.625%	02/01/22			250	302,187
7.375%	02/11/20			100	122,500
Mexican Bonos (Mexico),
Bonds
7.750%	11/13/42		MXN	5,300	462,616
10.000%	12/05/24		MXN	730	75,134
10.000%	11/20/36		MXN	685	73,473
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	(a)		1,344	1,412,544
5.750%	10/12/2110			200	212,200
Sr. Unsec’d. Notes, MTN
3.500%	01/21/21			250	259,625
6.750%	09/27/34			620	802,900
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, RegS
5.125%	12/05/22			200	174,000
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, RegS
4.250%	12/11/22			200	200,250
Nigeria Government International Bond (Nigeria),
Notes, RegS
16.000%	06/29/19		NGN	4,280	30,696
Sr. Unsec’d. Notes, RegS
6.375%	07/12/23			200	215,750
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, RegS
6.875%	06/01/17			300	309,750
Unsec’d. Notes, 144A
8.250%	04/15/24			550	567,187
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.300%	04/29/53			420	366,240
6.700%	01/26/36			50	61,675
8.875%	09/30/27	(a)		63	90,090
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
6.550%	03/14/37			633	795,365
8.750%	11/21/33			132	200,904
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31			1,020	1,408,875
8.375%	06/17/19			235	299,331
10.625%	03/16/25			100	156,875
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.000%	03/17/23			75	72,863
4.000%	01/22/24			230	238,625
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.650%	09/27/19			321	316,028
2.300%	05/10/16			175	180,675
Province of Quebec Canada (Canada),
Debs.
7.500%	07/15/23			225	298,976

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, RegS
9.625%	04/18/28			100	$86,750
11.750%	10/05/15			100	97,500
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, RegS
12.375%	08/17/17			100	96,250
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Unsec’d. Notes, RegS
7.000%	08/16/19			280	305,256
Republic of Armenia (Armenia),
Sr. Unsec’d. Notes, RegS
6.000%	09/30/20			200	211,000
Republic of Belarus (Belarus),
Sr. Unsec’d. Notes
8.750%	08/03/15			150	154,320
8.950%	01/26/18			200	216,000
Republic of Honduras (Honduras),
Sr. Unsec’d. Notes, RegS
8.750%	12/16/20			270	299,025
Republic of Iraq (Iraq),
Unsec’d. Notes, RegS
5.800%	01/15/28	(a)		250	225,000
Republic of Serbia (Serbia),
Bonds, RegS
4.875%	02/25/20			200	202,500
Sr. Unsec’d. Notes, RegS
7.250%	09/28/21			200	228,000
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
6.750%	04/03/18			100	112,900
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.375%	08/22/23			110	112,728
6.125%	01/22/44			52	59,090
Sr. Unsec’d. Notes, RegS
4.875%	01/22/24			212	225,515
6.125%	01/22/44			300	340,905
6.750%	02/07/22			34	40,587
Russian Federal Bond (Russia),
Bonds
7.000%	08/16/23		RUB	5,960	161,951
Russian Federal Bond - OFZ (Russia),
Bonds
7.600%	07/20/22		RUB	9,309	264,543
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
3.250%	04/04/17			200	207,100
3.500%	01/16/19			200	203,000
Sr. Unsec’d. Notes, RegS
5.625%	04/04/42			200	208,500
7.500%	03/31/30			2,060	2,386,223
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes, RegS
3.250%	04/04/17			200	207,100
4.875%	09/16/23			1,400	1,445,500

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24	150	$152,813
5.500%	03/09/20	200	218,850
5.875%	09/16/25	200	222,300
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, RegS
6.250%	10/04/20	200	211,500
Turkey Government International Bond (Turkey),
Bonds
5.750%	03/22/24	940	1,026,950
Sr. Unsec’d. Notes
7.000%	03/11/19	600	690,600
7.000%	06/05/20	509	592,832
7.375%	02/05/25	185	224,775
7.500%	07/14/17	240	273,078
8.000%	02/14/34	345	453,710
Unsec’d. Notes
4.875%	04/16/43	300	282,000
6.000%	01/14/41	400	427,500
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, RegS
6.580%	11/21/16	100	96,500
7.750%	09/23/20	300	286,200
7.800%	11/28/22	500	472,500
7.950%	02/23/21	200	191,000
9.250%	07/24/17	400	405,000
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
7.625%	03/21/36	39	52,872
Sr. Unsec’d. Notes, PIK
7.875%	01/15/33	93	126,345
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25	489	376,530
Sr. Unsec’d. Notes, RegS
6.000%	12/09/20	181	138,917
7.750%	10/13/19	192	166,080
8.250%	10/13/24	1,480	1,187,379
9.000%	05/07/23	489	417,667
9.250%	05/07/28	100	84,000
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, RegS
6.750%	01/29/20	200	226,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $44,777,917)			45,405,246

MUNICIPAL BONDS
California
City of Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39	90	113,583

Illinois
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	350	350,707

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	240	$244,625

TOTAL MUNICIPAL BONDS (cost $692,320)			708,915

RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 4.5%
Alternative Loan Trust,
Series 2003-J1, Class 3A1
5.000%	10/25/18	346	342,528
Series 2004-4CB, Class 1A5
5.500%	04/25/34	54	55,417
Series 2004-24CB, Class 2A1
5.000%	11/25/19	420	422,176
Series 2004-28CB, Class 3A1
6.000%	01/25/35	1,329	1,305,828
Series 2004-32CB, Class 2A5
5.500%	02/25/35	853	830,580
Series 2004-J5, Class 2A1
0.832%(c)	08/25/34	1,630	1,617,993
Series 2005-21CB, Class A17
6.000%	06/25/35	1,643	1,668,919
Series 2005-46CB, Class A1
5.750%	10/25/35	1,122	1,051,889
Series 2005-64CB, Series 1A15
5.500%	12/25/35	1,675	1,560,078
Series 2005-85CB, Class 2A2
5.500%	02/25/36	264	242,547
Series 2005-J3, Class 3A1
6.500%	09/25/34	750	744,288
Banc of America Alternative Loan Trust,
Series 2006-5, Class 3A1
6.000%	06/25/46	646	647,492
Banc of America Mortgage Trust,
Series 2005-F, Class 3A1
2.718%(c)	07/25/35	281	260,684
Bear Stearns ARM Trust,
Series 2004-2, Class 11A
2.900%(c)	05/25/34	912	889,950
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2
0.552%(c)	10/25/34	253	229,214
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC1, Class A2
1.152%(c)	03/25/34	848	778,516
Chase Mortgage Finance Corp.,
Series 2007-A2, Class 2A1
2.655%(c)	07/25/37	401	402,885
CHL Mortgage Pass-Through Trust,
Series 2004-9, Class A7
5.250%	06/25/34	438	451,536
Series 2004-25, Class 2A1
0.492%(c)	02/25/35	752	679,114
Series 2005-HYB1, Class 4A1
2.486%(c)	03/25/35	575	531,278
Series 2006-10, Class 1A11
5.850%	05/25/36	283	259,720
Series 2006-18, Class 2A7

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (continued)
6.000%	12/25/36	634	$581,455
Series 2007-16, Class A1
6.500%	10/25/37	583	548,734
Citicorp Mortgage Securities Trust,
Series 2007-6, Class 1A10
6.000%	07/25/37	441	448,819
Citigroup Mortgage Loan Trust,
Series 2003-1, Class 3A5
5.250%	09/25/33	1,398	1,452,822
Series 2005-11, Class A2A
2.500%(c)	10/25/35	1,366	1,350,726
Series 2006-4, Class 2A1A
6.000%	12/25/35	2,845	2,671,311
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2006-15, Class A1
6.250%	10/25/36	308	278,368
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR6, Class 7A1
2.619%(c)	10/25/34	1,007	1,030,246
Series 2005-7, Class 5A1
4.750%	08/25/20	683	685,698
Series 2005-10, Class 1A1
5.000%	11/25/20	557	562,545
Series 2005-10, Class 12A1
5.250%	11/25/20	53	53,340
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	264	309,739
Series 2002-T19, Class A2
7.000%	07/25/42	431	495,642
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	4,559	517,400
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	1,650	1,799,239
Series 2003-W10, Class 3A5
4.299%	06/25/43	869	929,249
Series 2004-W1, Class 1A7
5.681%	11/25/43	1,103	1,203,423
Series 2004-W11, Class 1A1
6.000%	05/25/44	771	902,553
Series 2004-W11, Class 1PO, PO
2.271%(s)	05/25/44	615	574,800
Series 2004-W12, Class 1A2
6.500%	07/25/44	553	631,522
Series 2004-W12, Class 1PO, PO
2.884%(s)	07/25/44	956	850,550
Series 2009-W1, Class W1
6.000%	12/25/49	562	632,570
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	559	631,188
Series 2001-84, Class PZ
5.250%	09/25/41	348	408,892
Series 2003-34, Class SG, IO
6.835%(c)	02/25/33	1,123	98,340
Series 2003-49, Class YC

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (continued)
4.000%	06/25/23	283	$303,361
Series 2003-78, Class B
5.000%	08/25/23	1,063	1,162,037
Series 2004-70, Class EB
5.000%	10/25/24	182	197,922
Series 2004-82, Class HK
5.500%	11/25/34	2,150	2,440,484
Series 2005-87, Class PE
5.000%	12/25/33	298	304,985
Series 2006-44, Class P, PO
3.442%(s)	12/25/33	115	107,796
Series 2006-77, Class PC
6.500%	08/25/36	251	284,087
Series 2006-114, Class HD
5.500%	10/25/35	497	519,880
Series 2006-114, Class HE
5.500%	12/25/36	2,138	2,458,254
Series 2006-118, Class A2
0.239%(c)	12/25/36	142	138,975
Series 2007-30, Class KA
5.000%	07/25/36	1,453	1,526,131
Series 2007-109, Class YI, IO
6.285%(c)	12/25/37	1,209	152,431
Series 2008-85, Class EB
5.000%	09/25/28	143	152,762
Series 2010-27, Class PM
4.000%	01/25/39	182	187,045
Series 2010-110, Class PC
4.000%	01/25/38	2,170	2,341,293
Series 2010-111, Class AE
5.500%	04/25/38	414	443,004
Series 2011-37, Class VC
4.500%	01/25/28	1,726	1,814,486
Series 2011-52, Class GB
5.000%	06/25/41	1,010	1,101,207
Series 2012-13, Class JP
4.500%	02/25/42	415	444,028
Series 2013-4, Class AJ
3.500%	02/25/43	856	872,931
Series 2013-4, Class PC
2.000%	06/25/42	1,331	1,257,693
Series 2013-13, Class IK, IO
2.050%	03/25/28	3,435	382,737
Series 2013-83, Class CA
3.500%	10/25/37	1,038	1,089,098
Series 2013-96, Class YA
3.500%	09/25/38	1,371	1,424,041
Fannie Mae Trust,
Series 2003-W3, Class 2A5
5.356%	06/25/42	353	376,045
Series 2003-W6, Class 1A41
5.398%	10/25/42	720	781,614
Series 2003-W6, Class F
0.502%(c)	09/25/42	797	789,304
Series 2004-W9, Class 1PO, PO
2.210%(s)	02/25/44	846	783,971

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (continued)
FDIC Trust,
Series 2013-N1, Class A, 144A
4.500%	10/25/18	127	$128,336
FHLMC Multifamily Structured Pass-Through Trust,
Series K708, Class X1
1.000%(s)	01/25/19	12,876	773,031
FHLMC Structured Pass-Through Securities,
Series T-48, Class 1A4
5.538%	07/25/33	880	973,722
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 4A1
4.638%(c)	02/25/35	769	736,898
Series 2006-2, Class 1A3
6.000%	08/25/36	672	669,793
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	545	603,457
Series 2768, Class PK
5.000%	03/15/34	197	202,500
Series 2846, Class GB
5.000%	08/15/24	1,158	1,274,414
Series 2877, Class PB
5.500%	10/15/34	880	975,294
Series 2902, Class QG
5.500%	12/15/34	400	449,777
Series 2907, Class VC
4.500%	05/15/34	491	499,501
Series 3158, Class NE
5.500%	05/15/36	450	491,658
Series 3187, Class Z
5.000%	07/15/36	885	956,315
Series 3443, Class PT
6.500%	03/15/37	1,128	1,280,345
Series 3552, Class CA
4.500%	03/15/27	299	303,539
Series 3704, Class DC
4.000%	11/15/36	272	290,586
Series 3770, Class KB
4.000%	12/15/25	1,845	1,974,520
Series 3777, Class EM
4.500%	01/15/29	2,000	2,146,820
Series 3816, Class HN
4.500%	01/15/41	485	518,865
Series 3819, Class JP
4.000%	08/15/39	334	344,238
Series 3825, Class CB
3.500%	03/15/26	1,807	1,864,119
Series 3827, Class BM
5.500%	08/15/39	1,707	1,889,599
Series 3829, Class BE
3.500%	03/15/26	1,000	1,034,575
Series 3920, Class LP
5.000%	01/15/34	765	837,793
Series 4054, Class HI, IO
3.000%	05/15/26	4,214	418,644
Series 4136, Class DF
0.452%(c)	11/15/42	1,834	1,804,425
Series 4168, Class JA

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (continued)
3.500%	02/15/43	914	$947,110
Series 4219, Class JA
3.500%	08/15/39	1,156	1,200,904
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	1,337	1,395,750
Series 304, Class C32, IO
3.000%	12/15/27	2,613	276,686
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	754	799,567
Series 2004-19, Class KE
5.000%	03/16/34	855	947,286
Series 2005-3, Class QB
5.000%	01/16/35	250	270,852
Series 2008-38, Class BG
5.000%	05/16/38	360	395,160
Series 2009-116, Class VE
4.500%	08/20/28	1,187	1,292,034
Series 2011-22, Class WA
5.959%(c)	02/20/37	612	683,951
Series 2012-80, Class IB, IO
0.300%(c)	10/20/39	26,719	242,178
Series 2012-H21, Class CF
0.851%(c)	05/20/61	2,192	2,202,832
Series 2012-H24, Class FG
0.581%(c)	04/20/60	856	856,370
Series 2012-H31, Class FD
0.542%(c)	12/20/62	1,049	1,038,159
Series 2013-H04, Class BA
1.650%	02/20/63	850	845,178
Series 2013-H05, Class FB
0.556%(c)	02/20/62	931	929,550
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
0.700%(c)	09/25/34	458	453,693
Impac CMB Trust,
Series 2004-5, Class 1M3
1.097%(c)	10/25/34	591	533,617
Series 2004-9, Class 1A1
0.912%(c)	01/25/35	1,087	992,437
Indymac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
0.932%(c)	12/25/34	2,695	2,243,263
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A1
5.000%	06/25/21	208	205,271
Series 2007-A1, Class 3A2
2.625%(c)	07/25/35	546	549,137
Series 2007-S3, Class 2A3
6.000%	08/25/22	940	936,385
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.504%(c)	11/25/35	3,962	3,509,877
MASTR Alternative Loan Trust,
Series 2004-6, Class 8A1
5.500%	07/25/34	2,773	2,890,452
Series 2005-6, Class 1A2

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
5.500%	12/25/35	1,148	$1,036,860
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	717	761,523
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1
0.932%(c)	03/25/28	676	678,432
Series 2003-WMC2, Class A2
0.790%(c)	10/25/28	540	538,837
Series 2004-B, Class A1
0.650%(c)	05/25/29	414	412,567
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
2.345%(c)	07/25/34	326	326,853
Series 2006-7, Class 1A
5.000%	06/25/21	748	696,939
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 2A1B
5.640%(c)	12/25/35	71	71,097
RALI Trust,
Series 2004-QA3, Class CB2
3.658%(c)	08/25/34	2,261	2,323,031
Series 2004-QS5, Class A6
0.752%	04/25/34	210	206,271
Series 2005-QS17, Class A10
6.000%	12/25/35	213	178,213
Residential Asset Securitization Trust,
Series 2004-A3, Class A7
5.250%	06/25/34	888	922,345
Series 2005-A8CB, Class A11
6.000%	07/25/35	3,083	2,894,816
Residential Mutual Funding Securities, Inc.,
Series 2007-S9, Class 2A1
5.500%	09/25/22	199	201,009
RFMSI Trust,
Series 2003-S14, Class A5
0.552%(c)	07/25/18	315	308,228
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.373%(c)	07/20/36	997	955,285
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class A, 144A
1.570%(c)	12/25/59	110	110,095
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	409	407,475
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	722	737,367
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	700	721,233
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A
0.520%(c)	07/25/34	913	867,007
Series 2005-19XS, Class 2A1
0.470%(c)	10/25/35	1,830	1,697,809
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1
0.855%(c)	01/19/34	1,251	1,218,337
Series 2004-AR1, Class 1A1

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
0.856%(c)	03/19/34	1,467	$1,443,697
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR7, Class 5A1
1.584%(c)	03/25/46	1,261	1,060,828
Structured Asset Securities Corp.,
Series 2003-3XS, Class A8
5.230%	03/25/33	422	439,624
Series 2004-15, Class 1A1
5.404%(c)	09/25/24	1,443	1,505,999
Structured Asset Securities Corp. Trust,
Series 2005-6, Class 5A2
5.000%	05/25/35	501	512,180
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR10, Class 1A4
2.422%(c)	09/25/35	277	262,801
Series 2005-AR12, Class 1A8
2.353%(c)	10/25/35	949	923,145
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-G, Class A1
2.490%(c)	06/25/33	1,579	1,612,158
Series 2003-H, Class A1
2.620%(c)	09/25/33	221	224,777
Series 2004-DD, Class 2A6
2.615%(c)	01/25/35	2,290	2,288,829
Series 2004-R, Class 2A1
2.615%(c)	09/25/34	595	612,025
Series 2005-AR3, Class 1A1
2.621%(c)	03/25/35	1,731	1,760,155
Series 2006-AR8, Class 3A1
2.616%(c)	04/25/36	852	820,721
Series 2007-2, Class 3A5
5.250%	03/25/37	537	566,353
Series 2007-7, Class A43
0.652%(c)	06/25/37	245	207,633

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $139,234,878)			141,052,422

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.1%
Fannie Mae Principal Strip, MTN
3.324%(s)	05/15/30	900	493,291
Federal Home Loan Mortgage Corp.
3.500%	03/01/32-07/01/33	19,738	20,511,349
4.000%	02/01/26-06/01/43	6,642	7,042,762
4.500%	09/01/24-03/01/44	2,234	2,437,206
5.000%	04/01/22-10/01/40	3,438	3,786,958
5.500%	06/01/23-06/01/37	1,764	1,913,806
7.000%	11/01/37	568	628,443
Federal National Mortgage Assoc.
0.642%(c)	11/01/23	2,000	2,000,057
1.735%	05/01/20	1,115	1,089,262
1.770%	02/01/20	1,534	1,515,042
2.010%	06/01/20	1,300	1,301,232
2.180%	07/01/20	1,167	1,168,116
2.330%	01/01/23	1,000	975,533
2.340%	12/01/22	2,049	1,999,875
2.350%	05/01/23	940	915,065
2.370%	12/01/22	805	785,138

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.390%	12/01/22		1,020	$1,005,312
2.400%	09/01/22		2,000	1,969,097
2.450%	05/01/23		1,845	1,805,959
2.520%	05/01/23		1,500	1,451,338
2.570%	03/01/23		1,180	1,167,949
2.610%	03/01/23		1,585	1,547,789
2.666%	12/01/22		1,073	1,071,099
2.710%	10/01/22		1,252	1,224,228
2.740%	08/01/22		2,000	2,025,846
2.770%	06/01/23		1,940	1,947,915
2.840%	07/01/22		1,350	1,373,561
2.960%	04/01/22		964	989,959
3.030%	12/01/21		1,628	1,683,203
3.440%	11/01/23		1,785	1,867,646
3.450%	01/01/24		1,885	1,972,337
3.500%	08/01/32-08/01/43		27,354	28,234,524
3.540%	10/01/20		1,500	1,601,829
3.590%	08/01/23		2,325	2,477,800
3.760%	03/01/24		2,045	2,166,401
3.770%	09/01/21		1,500	1,592,849
3.772%	05/01/22		905	971,480
4.000%	06/01/32-08/01/43		8,229	8,725,397
4.010%	08/01/21		911	997,997
4.340%	04/01/20		1,004	1,115,875
4.374%	06/01/21		999	1,107,535
4.500%	06/01/26-03/01/44		2,691	2,905,855
4.506%	06/01/19		1,425	1,566,634
4.762%	08/01/26		1,367	1,529,022
5.000%	04/01/23-07/01/41		6,772	7,490,999
5.500%	07/01/21-04/01/37		5,922	6,570,202
6.000%	10/01/22-04/01/39		4,240	4,774,288
7.000%	01/01/39		660	744,701
7.500%	10/01/35		728	841,786
Government National Mortgage Assoc.
4.500%	06/20/25-11/15/39		1,381	1,494,116
5.000%	04/15/25		2,146	2,316,404
6.000%	01/15/40		1,586	1,802,037
Residual Funding Corp., Principal Strip, PO
1.620%(s)	07/15/20		2,000	1,752,776
1.700%(s)	10/15/20		2,500	2,170,230
Tennessee Valley Authority
4.875%	01/15/48		520	582,417
1.750%	10/15/18		220	221,773
Tennessee Valley Authority Principal Strip, PO
3.840%(s)	06/15/35		775	325,874

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $158,065,569)				157,747,174

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bonds
3.750%	11/15/43		45	48,600
U.S. Treasury Notes
0.250%	09/30/14	(k)	150	150,070
0.250%	01/31/15	(k)	45,315	45,359,273
0.500%	07/31/17		14,500	14,308,557
0.625%	04/30/18		25	24,410
0.750%	12/31/17		10	9,873
0.875%	02/28/17		23,000	23,084,456
0.875%	04/15/17	(a)	395	395,957

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
1.250%	10/31/18	40	$39,691
4.125%	05/15/15	2,890	2,990,699
U.S. Treasury Strips
0.604%(s)	08/15/17	5,000	4,848,915
0.700%(s)	02/15/18	5,000	4,784,805
1.292%(s)	11/15/19	9,000	8,163,981
1.360%(s)	05/15/20	8,160	7,272,265
1.397%(s)	05/15/21	7,000	6,018,663
1.570%(s)	02/15/21	9,865	8,562,258
1.802%(s)	02/15/28	6,000	3,939,696
1.841%(s)	11/15/21	17,500	14,752,063
2.401%(s)	02/15/22	7,760	6,481,625
2.810%(s)	02/15/34	1,800	927,306
2.845%(s)	02/15/35	335	166,020
2.934%(s)	02/15/29	2,860	1,799,326
3.382%(s)	05/15/31	2,425	1,391,344
3.938%(s)	11/15/31	465	261,564

TOTAL U.S. TREASURY OBLIGATIONS (cost $157,447,647)			155,781,417

TOTAL LONG-TERM INVESTMENTS (cost $2,524,193,308)			2,773,049,336

		Shares
SHORT-TERM INVESTMENTS — 16.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $501,744,430; includes $159,955,561 of cash collateral for securities on loan)(b)(w)(Note 4)		501,744,430	501,744,430

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n)(k)
U.S. Treasury Bills
0.022%	10/02/14	125	124,987
0.049%	07/10/14	85	85,000
0.087%	07/10/14	20	20,000

TOTAL U.S. TREASURY OBLIGATIONS (cost $229,989)			229,987

TOTAL SHORT-TERM INVESTMENTS (cost $501,974,419)			501,974,417

TOTAL INVESTMENTS — 104.9% (cost $3,026,167,727)			3,275,023,753
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (4.9)%			(152,122,572)

NET ASSETS — 100.0%			$3,122,901,181

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit, U.S. persons, except pursuant to an exemption from, or in a transaction not subjected to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ARM	Adjustable-Rate Mortgage
CMBS	Commercial Mortgage-Backed Security
CNX	Crisil NSE Indices
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
FDIC	Federal Deposit Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
IO	Interest Only
MTN	Medium Term Note
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
QMTF	Multilateral Trading Facility
RAMP	Residential Asset Mortgage Products
RASC	Residential Asset Securities Corporation
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits Securities
RFMSI	Residential Mortgage Funding Securities I
SGX	Singapore Stock Exchange
STOXX	Stock Index of Eurozone
TOPIX	Tokyo Stock Price Index
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound

HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand
*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $156,367,833; cash collateral of $159,955,561 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2014.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(t)	Represents step coupon bond. The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
38	2 Year U.S. Treasury Notes	Sep. 2014	$8,346,938	$8,344,563	$(2,375)
24	5 Year U.S. Treasury Notes	Sep. 2014	2,865,563	2,867,063	1,500
819	10 Year Australian Treasury Bonds	Sep. 2014	717,632,374	719,834,044	2,201,670
168	10 Year U.K. Gilt	Sep. 2014	31,505,186	31,603,505	98,319
95	20 Year U.S. Treasury Bonds	Sep. 2014	12,947,172	13,032,813	85,641
1,807	Euro STOXX 50	Sep. 2014	80,853,855	79,970,204	(883,651)
86	Russell 2000 Mini Index	Sep. 2014	9,986,420	10,236,580	250,160
3,038	S&P 500 E-Mini	Sep. 2014	294,836,868	296,569,560	1,732,692

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Financial futures contracts open at June 30, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions (continued)
378	SGX CNX Nifty Index	Jul. 2014	$5,706,786	$5,765,634	$58,848

					3,542,804

Short Positions:
53	5Year U.S.Treasury Notes	Sep. 2014	6,339,562	6,331,430	8,132
955	10 Year U.S. Treasury Notes	Sep. 2014	119,342,328	119,539,141	(196,813)
17	30 Year U.S. Ultra Treasury Bonds	Sep. 2014	2,523,398	2,548,938	(25,540)
498	FTSE 100 Index	Sep. 2014	57,417,913	57,196,023	221,890
12	TOPIX Index	Sep. 2014	1,466,581	1,495,484	(28,903)

					(21,234)

					$3,521,570

(1)	Cash of $344,000 and U.S. Treasury Securities with a combined market value of $28,970,952 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2014.

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/03/14	Citigroup Global Markets	AUD	362	$339,658	$341,330	$1,672
Expiring 07/03/14	Credit Suisse First Boston Corp.	AUD	493	464,446	464,986	540
Expiring 07/03/14	Hong Kong & Shanghai Bank	AUD	3,629	3,407,159	3,421,504	14,345
Expiring 08/21/14	State Street Bank	AUD	7,583	7,051,841	7,122,457	70,616
British Pound,
Expiring 07/03/14	Barclays Capital Group	GBP	90	151,000	153,930	2,930
Expiring 07/03/14	Citigroup Global Markets	GBP	162	271,221	276,996	5,775
Expiring 07/03/14	Goldman Sachs & Co.	GBP	2,417	4,102,753	4,135,947	33,194
Expiring 07/03/14	Goldman Sachs & Co.	GBP	180	306,779	308,714	1,935
Expiring 07/03/14	National Australia Bank Ltd.	GBP	66	112,286	113,047	761
Expiring 07/22/14	Barclays Capital Group	GBP	217	367,280	370,874	3,594
Expiring 07/22/14	Goldman Sachs & Co.	GBP	102	174,255	175,152	897
Expiring 08/21/14	Morgan Stanley	GBP	1,953	3,270,584	3,341,055	70,471
Expiring 08/21/14	National Australia Bank Ltd.	GBP	387	652,418	662,125	9,707
Canadian Dollar,
Expiring 07/03/14	Hong Kong & Shanghai Bank	CAD	1,726	1,594,862	1,617,037	22,175
Expiring 07/03/14	Hong Kong & Shanghai Bank	CAD	1,032	946,294	967,494	21,200
Expiring 08/21/14	Hong Kong & Shanghai Bank	CAD	8,112	7,425,830	7,591,652	165,822
Expiring 09/17/14	Royal Bank of Canada	CAD	656	610,405	613,751	3,346
Chilean Peso,
Expiring 09/17/14	Deutsche Bank AG	CLP	329,100	588,730	590,111	1,381
Colombian Peso,
Expiring 09/17/14	Barclays Capital Group	COP	1,154,910	605,378	611,643	6,265
Euro,
Expiring 07/03/14	Citigroup Global Markets	EUR	46	62,478	62,679	201
Expiring 07/03/14	Credit Suisse First Boston Corp.	EUR	4,121	5,601,078	5,642,902	41,824
Expiring 07/22/14	State Street Bank	EUR	178	241,194	243,828	2,634
Expiring 08/21/14	Hong Kong & Shanghai Bank	EUR	341	471,140	466,623	(4,517)
Expiring 08/21/14	Morgan Stanley	EUR	2,497	3,401,963	3,420,154	18,191
Expiring 08/21/14	Morgan Stanley	EUR	844	1,145,481	1,155,357	9,876
Hong Kong Dollar,
Expiring 07/03/14	Citigroup Global Markets	HKD	18,966	2,447,141	2,446,997	(144)
Expiring 07/03/14	Hong Kong & Shanghai Bank	HKD	20,751	2,677,245	2,677,269	24
Expiring 07/03/14	Westpac Banking Corp.	HKD	1,661	214,321	214,311	(10)
Expiring 07/22/14	Westpac Banking Corp.	HKD	2,125	274,134	274,087	(47)
Expiring 08/21/14	Barclays Capital Group	HKD	3,837	494,936	494,834	(102)

.

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Hong Kong Dollar (continued),
Expiring 08/21/14	RBC Dominion Securities	HKD	4,678	$603,605	$603,380	$(225)
Indian Rupee,
Expiring 09/17/14	Hong Kong & Shanghai Bank	INR	35,198	586,926	573,795	(13,131)
Japanese Yen,
Expiring 07/03/14	Goldman Sachs & Co.	JPY	47,420	465,800	468,098	2,298
Expiring 07/03/14	Hong Kong & Shanghai Bank	JPY	854,224	8,372,424	8,432,409	59,985
Expiring 07/22/14	Credit Suisse First Boston Corp.	JPY	24,200	237,365	238,925	1,560
Expiring 08/21/14	Morgan Stanley	JPY	211,188	2,078,231	2,085,487	7,256
Expiring 08/21/14	RBC Dominion Securities	JPY	77,634	761,018	766,636	5,618
Malaysian Ringgit,
Expiring 09/17/14	UBS AG	MYR	1,961	607,854	606,865	(989)
Mexican Peso,
Expiring 09/17/14	Goldman Sachs & Co.	MXN	7,733	590,575	592,800	2,225
Expiring 09/17/14	Hong Kong & Shanghai Bank	MXN	7,824	604,316	599,802	(4,514)
Norwegian Krone,
Expiring 07/03/14	Credit Suisse First Boston Corp.	NOK	1,458	238,161	237,636	(525)
Expiring 08/21/14	State Street Bank	NOK	3,282	550,995	534,068	(16,927)
Polish Zloty,
Expiring 09/17/14	Barclays Capital Group	PLN	1,847	602,958	605,246	2,288
Russian Ruble,
Expiring 09/17/14	Barclays Capital Group	RUB	20,950	597,482	605,183	7,701
Expiring 09/30/14	Barclays Capital Group	RUB	5,450	154,293	156,993	2,700
Singapore Dollar,
Expiring 07/03/14	Credit Suisse First Boston Corp.	SGD	794	635,152	637,074	1,922
Expiring 07/03/14	Hong Kong & Shanghai Bank	SGD	2,646	2,116,222	2,122,066	5,844
Expiring 07/22/14	Australia and New Zealand Banking Group	SGD	997	797,358	799,826	2,468
Expiring 08/21/14	Morgan Stanley	SGD	1,390	1,110,169	1,115,181	5,012
Expiring 09/17/14	Deutsche Bank AG	SGD	766	612,531	613,925	1,394
Expiring 09/17/14	Goldman Sachs & Co.	SGD	750	600,455	601,926	1,471
South African Rand,
Expiring 09/17/14	Barclays Capital Group	ZAR	5,970	546,121	553,925	7,804
Swedish Krona,
Expiring 07/03/14	Barclays Capital Group	SEK	3,599	547,351	538,567	(8,784)
Expiring 08/21/14	Barclays Capital Group	SEK	15,320	2,327,738	2,291,483	(36,255)
Swiss Franc,
Expiring 07/03/14	State Street Bank	CHF	603	674,712	680,398	5,686
Expiring 08/21/14	Hong Kong & Shanghai Bank	CHF	882	983,466	995,537	12,071
Turkish Lira,
Expiring 09/17/14	Deutsche Bank AG	TRY	1,249	586,833	580,031	(6,802)

				$78,064,401	$78,616,108	$551,707

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/17/14	Barclays Capital Group	AUD	646	$601,112	$606,003	$(4,891)
Expiring 09/17/14	Barclays Capital Group	AUD	652	604,942	611,429	(6,487)
British Pound,
Expiring 07/03/14	Morgan Stanley	GBP	721	1,207,338	1,233,869	(26,531)
Expiring 07/22/14	Hong Kong & Shanghai Bank	GBP	1,550	2,630,146	2,652,637	(22,491)
Expiring 08/21/14	Australia and New Zealand Banking Group	GBP	795	1,358,347	1,359,550	(1,203)
Expiring 08/21/14	Hong Kong & Shanghai Bank	GBP	1,121	1,877,239	1,917,809	(40,570)
Expiring 08/21/14	Morgan Stanley	GBP	5,673	9,495,245	9,703,838	(208,593)
Expiring 08/21/14	Toronto Dominion	GBP	781	1,313,903	1,336,651	(22,748)

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar,
Expiring 09/17/14	Barclays Capital Group	CAD	656	$599,957	$613,750	$(13,793)
Chilean Peso,
Expiring 09/17/14	Westminster Research Associates LLC	CLP	329,100	590,102	590,111	(9)
Colombian Peso,
Expiring 09/17/14	Barclays Capital Group	COP	1,154,910	606,570	611,643	(5,073)
Euro,
Expiring 07/03/14	Morgan Stanley	EUR	997	1,363,563	1,365,748	(2,185)
Expiring 07/22/14	Australia and New Zealand Banking Group	EUR	300	406,446	411,119	(4,673)
Expiring 07/22/14	Goldman Sachs & Co.	EUR	475	642,457	650,365	(7,908)
Expiring 07/22/14	Hong Kong & Shanghai Bank	EUR	23,690	32,152,749	32,441,668	(288,919)
Expiring 08/21/14	Citigroup Global Markets	EUR	1,998	2,722,855	2,736,452	(13,597)
Expiring 08/21/14	Goldman Sachs & Co.	EUR	794	1,088,735	1,087,171	1,564
Expiring 08/21/14	Morgan Stanley	EUR	2,697	3,687,140	3,693,737	(6,597)
Expiring 08/21/14	Morgan Stanley	EUR	749	1,024,457	1,026,018	(1,561)
Hong Kong Dollar,
Expiring 07/03/14	Hong Kong & Shanghai Bank	HKD	4,612	594,964	595,047	(83)
Expiring 07/22/14	Hong Kong & Shanghai Bank	HKD	12,344	1,592,543	1,592,156	387
Expiring 08/21/14	Citigroup Global Markets	HKD	8,583	1,107,476	1,106,975	501
Japanese Yen,
Expiring 07/03/14	Morgan Stanley	JPY	33,914	332,916	334,780	(1,864)
Expiring 07/22/14	Goldman Sachs & Co.	JPY	74,590	731,569	736,424	(4,855)
Expiring 07/22/14	Goldman Sachs & Co.	JPY	37,695	370,215	372,159	(1,944)
Expiring 07/22/14	State Street Bank	JPY	57,390	560,314	566,605	(6,291)
Expiring 07/22/14	Westpac Banking Corp.	JPY	354,877	3,483,978	3,503,690	(19,712)
Expiring 08/21/14	Australia and New Zealand Banking Group	JPY	280,829	2,757,278	2,773,196	(15,918)
Expiring 08/21/14	Barclays Capital Group	JPY	92,827	908,403	916,670	(8,267)
Expiring 08/21/14	Barclays Capital Group	JPY	88,128	870,318	870,263	55
Expiring 08/21/14	Citigroup Global Markets	JPY	166,360	1,636,576	1,642,816	(6,240)
Expiring 08/21/14	Hong Kong & Shanghai Bank	JPY	68,663	673,264	678,048	(4,784)
Expiring 08/21/14	Morgan Stanley	JPY	52,251	513,992	515,982	(1,990)
Expiring 08/21/14	State Street Bank	JPY	122,197	1,201,532	1,206,701	(5,169)
Expiring 08/21/14	Toronto Dominion	JPY	44,140	432,730	435,884	(3,154)
Mexican Peso,
Expiring 09/17/14	Hong Kong & Shanghai Bank	MXN	7,605	582,510	583,004	(494)
Norwegian Krone,
Expiring 07/03/14	State Street Bank	NOK	853	143,450	139,046	4,404
Russian Ruble,
Expiring 09/17/14	Deutsche Bank AG	RUB	21,244	588,475	613,690	(25,215)
Expiring 09/17/14	Goldman Sachs & Co.	RUB	20,563	579,229	594,025	(14,796)
Expiring 09/30/14	Citigroup Global Markets	RUB	5,450	155,096	156,992	(1,896)
Singapore Dollar,
Expiring 07/03/14	Westpac Banking Corp.	SGD	269	214,321	215,943	(1,622)
Expiring 07/22/14	Credit Suisse First Boston Corp.	SGD	396	316,408	317,584	(1,176)
Expiring 07/22/14	State Street Bank	SGD	775	619,329	621,218	(1,889)
Expiring 07/22/14	Westpac Banking Corp.	SGD	1,437	1,150,761	1,152,433	(1,672)
South African Rand,
Expiring 09/17/14	Barclays Capital Group	ZAR	6,640	608,576	616,036	(7,460)
Expiring 09/17/14	Deutsche Bank AG	ZAR	5,970	548,842	553,925	(5,083)
Swedish Krona,
Expiring 08/21/14	RBC Dominion Securities	SEK	7,840	1,187,709	1,172,761	14,948
Swiss Franc,
Expiring 08/21/14	Barclays Capital Group	CHF	536	599,398	605,079	(5,681)
Expiring 08/21/14	State Street Bank	CHF	1,474	1,649,475	1,663,377	(13,902)
Thai Baht,
Expiring 09/17/14	Deutsche Bank AG	THB	19,490	597,110	598,310	(1,200)

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Turkish Lira, Expiring 09/17/14	Hong Kong & Shanghai Bank	TRY	1,249	$585,389	$580,031	$5,358

				$91,867,449	$92,680,418	$(812,969)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$5,687,985	$—
Belgium	526,859	5,948,799	—
Bermuda	568,965	—	—
Brazil	13,134,250	—	—
Canada	12,297,617	—	—
China	3,572,032	44,015,781	—
Denmark	—	2,499,650	—
Finland	467,204	3,803,409	—
France	329,222	42,216,184	—
Germany	—	23,071,417	—
Greece	—	382,255	—
Hong Kong	—	14,811,912	—
Hungary	—	518,827	—
India	10,545,401	—	—
Indonesia	—	789,131	—
Ireland	858,193	3,242,663	—
Israel	2,275,605	—	—
Italy	—	2,086,302	—
Japan	—	69,350,436	—
Luxembourg	—	563,998	—
Mexico	1,912,454	—	—
Netherlands	1,602,698	23,527,253	—
Norway	510,710	1,078,623	—
Poland	—	3,000,485	—
Portugal	—	422,929	—
Qatar	—	649,308	—
Russia	18,108,124	1,273,067	—
South Africa	—	12,041,323	—
South Korea	14,889,085	28,203,415	—
Spain	—	3,662,583	—
Sweden	—	5,518,760	—
Switzerland	577,215	41,597,555	—
Taiwan	9,599,594	13,959,108	—
Thailand	—	939,184	—
Turkey	—	7,144,569	—
United Arab Emirates	—	1,325,509	—
United Kingdom	992,883	78,210,232	—
United States	1,049,147,840	988,603	—
Preferred Stocks
Brazil	10,013,559	—	—
Germany	—	8,161,736	—
Ireland	199,236	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Luxembourg	$915,028	$—	$—
United States	25,190,582	—	—
Rights
Spain	54,332	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	20,434,869	—
Residential Mortgage-Backed Securities	—	85,749,454	1,298,088
Bank Loans	—	4,672,495	112
Commercial Mortgage-Backed Securities	—	27,109,204	413,548
Convertible Bonds	—	101,945,744	—
Corporate Bonds	—	399,571,414	2,177,555
Foreign Government Bonds	—	45,405,246	—
Municipal Bonds	—	708,915	—
Residential Mortgage-Backed Securities	—	141,052,422	—
U.S. Government Agency Obligations	—	157,747,174	—
U.S. Treasury Obligations	—	156,011,404	—
Affiliated Money Market Mutual Fund	501,744,430	—	—
Other Financial Instruments*
Futures	3,521,570	—	—
Foreign Forward Currency Contracts	—	(261,262)	—

Total	$1,683,554,688	$1,590,840,070	$3,889,303

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (5.1% represents investments purchased with collateral from securities on loan)	16.1%
Residential Mortgage-Backed Securities	7.3
U.S. Government Agency Obligations	5.1
Banks	5.0
U.S. Treasury Obligations	5.0
Real Estate Investment Trusts (REITs)	5.0
Oil, Gas & Consumable Fuels	3.8
Pharmaceuticals	3.0
Insurance	2.5
Diversified Financial Services	2.5
Semiconductors & Semiconductor Equipment	2.3
Media	2.1
Capital Markets	1.8
Software	1.8
Automobiles	1.5
Internet Software & Services	1.5
Foreign Government Bonds	1.5
Metals & Mining	1.4
Oil & Gas	1.3
Biotechnology	1.3
Specialty Retail	1.3
Machinery	1.2
Technology Hardware, Storage & Peripherals	1.2
Chemicals	1.2
Health Care Providers & Services	1.2
IT Services	1.0
Telecommunications	0.9
Hotels, Restaurants & Leisure	0.9
Textiles, Apparel & Luxury Goods	0.9
Commercial Mortgage-Backed Securities	0.9
Aerospace & Defense	0.9
Electrical Equipment	0.8
Internet & Catalog Retail	0.8
Electric Utilities	0.8
Diversified Telecommunication Services	0.8
Wireless Telecommunication Services	0.8
Beverages	0.8
Electric	0.7
Food & Staples Retailing	0.7
Tobacco	0.7
Energy Equipment & Services	0.7
Real Estate Management & Development	0.7
Household Durables	0.7
Non-Residential Mortgage-Backed Securities	0.6
Multi-Utilities	0.6
Communications Equipment	0.6
Road & Rail	0.6
Airlines	0.6
Trading Companies & Distributors	0.5
Food Products	0.5
Auto Components	0.5
Electronic Equipment, Instruments & Components	0.4
Pipelines	0.4
Health Care Equipment & Supplies	0.4
Life Sciences Tools & Services	0.4
Consumer Finance	0.4
Building Products	0.4
Healthcare Products & Services	0.4

Construction & Engineering	0.4%
Semiconductors	0.3
Multiline Retail	0.3
Industrial Conglomerates	0.3
Household Products	0.3
Containers & Packaging	0.3
Construction Materials	0.3
Automobile Manufacturers	0.2
Commercial Services	0.2
Holding Companies - Diversified	0.2
Retail	0.2
Investment Companies	0.2
Professional Services	0.1
Transportation	0.1
Marine	0.1
Miscellaneous Manufacturing	0.1
Household Products/Wares	0.1
Foods	0.1
Health Care Technology	0.1
Building Materials	0.1
Real Estate	0.1
Lodging	0.1
Paper & Forest Products	0.1
Computers	0.1
Entertainment	0.1
Agriculture	0.1
Distributors	0.1
Auto Parts & Equipment	0.1
Air Freight & Logistics	0.1
Personal Products	0.1
Transportation Infrastructure	0.1
Apparel	0.1

104.9
Liabilities in excess of other assets	(4.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$2,395,262	*	Due from broker-variation margin	$224,728	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	671,896		Unrealized depreciation on foreign currency forward contracts	933,158
Equity contracts	Due from broker-variation margin	2,263,590	*	Due from broker-variation margin	912,554	*
Equity contracts	Unaffiliated investments	54,332		—	—

Total		$5,385,080			$2,070,440

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Forward Currency Contracts(2)	Total
Interest rate contracts	$—	$(1,610,961)	$—	$(1,610,961)
Foreign exchange contracts	—	—	(271,408)	(271,408)
Equity contracts	25,563	27,302,495	—	27,328,058

Total	$25,563	$25,691,534	$(271,408)	$25,445,689

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Futures	Forward Currency Contracts(4)	Total
Interest rate contracts	$—	$(349,926)	$—	$(349,926)
Foreign exchange contracts	—	—	259,607	259,607
Equity contracts	(1,211)	(16,368,257)	—	(16,369,468)

Total	$(1,211)	$(16,718,183)	$259,607	$(16,459,787)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Futures Contracts - Short Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)
$894,912,649	$246,215,356	$46,489,363	$77,547,642

(1)	Value at Trade Date.

(2)	Value at Settlement Date Payable.

(3)	Value at Settlement Date Receivable.

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Australia and New Zealand Banking Group	$2,468	$(2,468)	$—	$—
Barclays Capital Group	33,337	(33,337)	—	—
Citigroup Global Markets	8,149	(8,149)	—	—
Credit Suisse First Boston Corp.	45,846	(1,701)	—	44,145
Deutsche Bank AG	2,775	(2,775)	—	—
Goldman Sachs & Co.	43,584	(29,503)	—	14,081
Hong Kong & Shanghai Bank	307,211	(307,211)	—	—
Morgan Stanley	110,806	(110,806)	—	—
National Australia Bank Ltd.	10,468	—	—	10,468
RBC Dominion Securities	20,566	(225)	—	20,341
Royal Bank of Canada	3,346	—	—	3,346
State Street Bank	83,340	(44,178)	—	39,162
Toronto Dominion	—	—	—	—
UBS AG	—	—	—	—
Westminster Research Associates LLC	—	—	—	—
Westpac Banking Corp.	—	—	—	—

	$671,896

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Australia and New Zealand Banking Group	$(21,794)	$2,468	$—	$(19,326)
Barclays Capital Group	(96,793)	33,337	—	(63,456)
Citigroup Global Markets	(21,877)	8,149	—	(13,728)
Credit Suisse First Boston Corp.	(1,701)	1,701	—	—
Deutsche Bank AG	(38,300)	2,775	—	(35,525)
Goldman Sachs & Co.	(29,503)	29,503	—	—
Hong Kong & Shanghai Bank	(379,503)	307,211	—	(72,292)
Morgan Stanley	(249,321)	110,806	—	(138,515)
National Australia Bank Ltd.	—	—	—	—
RBC Dominion Securities	(225)	225	—	—
Royal Bank of Canada	—	—	—	—
State Street Bank	(44,178)	44,178	—	—
Toronto Dominion	(25,902)	—	—	(25,902)
UBS AG	(989)	—	—	(989)
Westminster Research Associates LLC	(9)	—	—	(9)
Westpac Banking Corp.	(23,063)	—	—	(23,063)

	$(933,158)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $156,367,833:
Unaffiliated investments (cost $2,524,423,297)	$2,773,279,323
Affiliated investments (cost $501,744,430)	501,744,430
Foreign currency, at value (cost $3,020,077)	3,028,169
Deposit with broker	344,000
Dividends and interest receivable	10,534,675
Receivable for investments sold	6,880,682
Tax reclaim receivable	1,082,154
Receivable for fund share sold	742,933
Unrealized appreciation on foreign currency forward contracts	671,896
Due from broker-variation margin	239,841
Prepaid expenses	3,256

Total Assets	3,298,551,359

LIABILITIES:
Payable to broker for collateral for securities on loan	159,955,561
Payable for investments purchased	13,137,125
Advisory fees payable	1,081,604
Unrealized depreciation on foreign currency forward contracts	933,158
Accrued expenses and other liabilities	364,604
Payable for fund share repurchased	143,647
Distribution fee payable	34,114
Affiliated transfer agent fee payable	365

Total Liabilities	175,650,178

NET ASSETS	$3,122,901,181

Net assets were comprised of:
Paid-in capital	$2,383,914,561
Retained earnings	738,986,620

Net assets, June 30, 2014	$3,122,901,181

Net asset value and redemption price per share, $3,122,901,181 / 237,728,966 outstanding shares of beneficial interest	$13.14

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $1,283,228 foreign withholding tax)	$24,246,712
Interest income	17,112,860
Affiliated dividend income	208,119
Affiliated income from securities lending, net	204,821

41,772,512

EXPENSES
Advisory fees	13,651,216
Distribution fee	1,491,687
Custodian and accounting fees	576,000
Audit fee	29,000
Insurance expenses	19,000
Trustees’ fees	17,000
Legal fees and expenses	8,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	24,650

Total expenses	15,826,553

NET INVESTMENT INCOME	25,945,959

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	76,260,321
Futures transactions	25,691,534
Foreign currency transactions	(450,505)

101,501,350

Net change in unrealized appreciation (depreciation) on:
Investments	23,309,365
Futures	(16,718,183)
Foreign currencies	273,323

6,864,505

NET GAIN ON INVESTMENTS	108,365,855

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$134,311,814

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$25,945,959	$32,685,882
Net realized gain on investment and foreign currency transactions	101,501,350	191,552,713
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,864,505	176,783,525

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	134,311,814	401,022,120

FUND SHARE TRANSACTIONS:
Fund share sold [5,008,052 and 42,511,315 shares, respectively]	63,458,035	487,941,255
Fund share repurchased [6,027,828 and 15,533,972 shares, respectively]	(75,165,086)	(177,050,699)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(11,707,051)	310,890,556

TOTAL INCREASE IN NET ASSETS	122,604,763	711,912,676
NET ASSETS:
Beginning of period	3,000,296,418	2,288,383,742

End of period	$3,122,901,181	$3,000,296,418

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 89.5%
COMMON STOCKS — 47.5%	Shares	Value (Note 2)
Aerospace & Defense — 0.9%
Boeing Co. (The)	13,200	$1,679,436
Embraer SA (Brazil)	109,480	995,948
Honeywell International, Inc.(u)	104,238	9,688,922
Huntington Ingalls Industries, Inc.	2,200	208,098
L-3 Communications Holdings, Inc.	3,290	397,268
Meggitt PLC (United Kingdom)	102,490	887,360
Northrop Grumman Corp.	13,600	1,626,968
Precision Castparts Corp.	8,171	2,062,360
Raytheon Co.(u)	16,700	1,540,575
United Technologies Corp.(u)	73,650	8,502,892

		27,589,827

Air Freight & Logistics — 0.1%
Yamato Holdings Co. Ltd. (Japan)	85,200	1,766,116

Airlines — 0.5%
Aeroflot - Russian Airlines OJSC (Russia)*	179,810	298,690
Air Arabia PJSC (United Arab Emirates)	455,210	153,616
Alaska Air Group, Inc.	4,400	418,220
Delta Air Lines, Inc.	172,755	6,689,073
Japan Airlines Co. Ltd. (Japan)	29,600	1,636,570
Pegasus Hava Tasimaciligi A/S (Turkey)*	13,170	173,886
Southwest Airlines Co.	40,600	1,090,516
Turk Hava Yollari Anonim Ortakligi (Turkey)*	212,018	650,117
United Continental Holdings, Inc.*(u)	81,004	3,326,834

		14,437,522

Auto Components — 0.4%
Apollo Tyres Ltd. (India)	92,190	305,428
BorgWarner, Inc.	30,634	1,997,030
Continental AG (Germany)	6,976	1,612,926
Delphi Automotive PLC (United Kingdom)	12,200	838,628
Halla Visteon Climate Control Corp. (South Korea)	10,540	477,357
Hankook Tire Co. Ltd. (South Korea)	15,470	922,956
Hyundai Mobis (South Korea)	3,390	952,058
Kenda Rubber Industrial Co. Ltd. (Taiwan)	105,200	225,452
Magna International, Inc. (Canada)	2,470	266,143
Mando Corp. (South Korea)	3,020	379,021
TRW Automotive Holdings Corp.*(a)	25,248	2,260,201
Valeo SA (France)	15,940	2,138,744

		12,375,944

Automobiles — 1.0%
Astra International Tbk PT (Indonesia)	1,139,900	699,861
Daimler AG (Germany)	28,041	2,619,439
Ford Otomotiv Sanayi A/S (Turkey)*	17,570	218,988
Geely Automobile Holdings Ltd. (Hong Kong)	1,245,000	438,497
General Motors Co.(u)	263,077	9,549,695
General Motors Corp. Escrow Shares*	110,000	11
Great Wall Motor Co. Ltd. (China) (Class H Stock)	183,000	680,512
Harley-Davidson, Inc.	37,752	2,636,977
Honda Motor Co. Ltd. (Japan)	57,700	2,013,428
Hyundai Motor Co. (South Korea)	7,690	1,743,483
Kia Motors Corp. (South Korea)	22,100	1,236,393
Renault SA (France)	25,274	2,284,636
Tata Motors Ltd. (India), ADR(a)	29,610	1,156,567
Tesla Motors, Inc.*(a)	7,970	1,913,278

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles (continued)
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	45,080	$279,887
Toyota Motor Corp. (Japan)	49,300	2,951,720

		30,423,372

Banks — 3.5%
Australia & New Zealand Banking Group Ltd. (Australia)	100,168	3,149,738
Banco do Brasil SA (Brazil)	105,090	1,179,557
Bank of America Corp.(u)	748,832	11,509,548
Bank of China Ltd. (China) (Class H Stock)	3,791,000	1,697,284
Barclays PLC (United Kingdom)	636,906	2,320,094
BB&T Corp.	13,672	539,087
BNP Paribas SA (France)	52,166	3,545,138
BS Financial Group, Inc. (South Korea)	21,485	316,476
Canara Bank (India)	36,610	281,672
China Construction Bank Corp. (China) (Class H Stock)*	4,268,000	3,227,682
China Merchants Bank Co. Ltd. (China) (Class H Stock)*	363,028	715,682
CIT Group, Inc.	6,050	276,848
Citigroup, Inc.(u)	166,506	7,842,432
Danske Bank A/S (Denmark)	89,245	2,522,823
Dubai Islamic Bank PJSC (United Arab Emirates)	139,950	245,745
East West Bancorp, Inc.	45,446	1,590,156
Fifth Third Bancorp	55,200	1,178,520
First Gulf Bank PJSC (United Arab Emirates)	60,085	260,257
First Republic Bank	18,000	989,820
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	132,420	947,002
HDFC Bank Ltd. (India), ADR	23,200	1,086,224
HSBC Holdings PLC (United Kingdom), (QMTF)	386,750	3,923,588
HSBC Holdings PLC (United Kingdom), (XHKG)	358,000	3,640,756
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	4,518,475	2,857,191
Industrial Bank of Korea (South Korea)	56,550	754,385
KeyCorp.	51,100	732,263
M&T Bank Corp.(a)	13,760	1,706,928
Mitsubishi UFJ Financial Group, Inc. (Japan)	567,800	3,485,564
National Bank Holdings Corp.	32,500	648,050
Nedbank Group Ltd. (South Africa)	20,540	442,760
Nordea Bank AB (Sweden)	111,813	1,576,334
PNC Financial Services Group, Inc. (The)	23,790	2,118,500
Punjab National Bank (India)	21,750	358,970
Qatar National Bank (Qatar)	7,990	358,533
Sberbank of Russia (Russia), ADR	159,370	1,620,793
Signature Bank*	15,827	1,997,051
Standard Chartered PLC (United Kingdom)	133,640	2,731,599
Sumitomo Mitsui Financial Group, Inc. (Japan)	107,400	4,506,174
SunTrust Banks, Inc.	52,700	2,111,162
SVB Financial Group*	2,012	234,639
U.S. Bancorp	50,100	2,170,332
Wells Fargo & Co.(u)	453,997	23,862,082

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Woori Finance Holdings Co. Ltd. (South Korea)*	62,061	$738,887

		107,998,326

Beverages — 0.6%
AMBEV SA (Brazil), ADR(a)	219,030	1,541,971
Anheuser-Busch InBev NV (Belgium)	18,575	2,134,274
Coca-Cola Co. (The)	104,369	4,421,071
Coca-Cola Enterprises, Inc.	12,220	583,872
Constellation Brands, Inc. (Class A Stock)*(u)	19,314	1,702,143
Dr. Pepper Snapple Group, Inc.	48,948	2,867,374
Molson Coors Brewing Co. (Class B Stock)(u)	11,900	882,504
PepsiCo, Inc.	12,900	1,152,486
Pernod-Ricard SA (France)	8,920	1,071,476
SABMiller PLC (United Kingdom)	54,458	3,156,097

		19,513,268

Biotechnology — 1.3%
Aegerion Pharmaceuticals, Inc.*(a)	23,030	739,033
Alexion Pharmaceuticals, Inc.*(u)	21,351	3,336,094
Amgen, Inc.(u)	16,650	1,970,862
Biogen Idec, Inc.*(u)	25,305	7,978,920
BioMarin Pharmaceutical, Inc.*	2,350	146,193
Celgene Corp.*(u)	82,248	7,063,458
Gilead Sciences, Inc.*	129,314	10,721,424
Regeneron Pharmaceuticals, Inc.*	6,818	1,925,880
United Therapeutics Corp.*(a)	3,000	265,470
Vertex Pharmaceuticals, Inc.*(u)	43,904	4,156,831

		38,304,165

Building Products — 0.3%
Cie de Saint-Gobain (France)	23,127	1,304,877
Daikin Industries Ltd. (Japan)	59,800	3,774,143
Fortune Brands Home & Security, Inc.	67,558	2,697,591
LG Hausys Ltd. (South Korea)	970	185,668
Masco Corp.	59,548	1,321,965
Trex Co., Inc.*(a)	27,647	796,787

		10,081,031

Capital Markets — 1.3%
Affiliated Managers Group, Inc.*	15,205	3,123,107
Ameriprise Financial, Inc.	30,119	3,614,280
Apollo Global Management LLC(a)	31,532	874,067
BlackRock, Inc.	3,382	1,080,887
Charles Schwab Corp. (The)	38,980	1,049,731
Credit Suisse Group AG (Switzerland)*	66,092	1,879,622
Goldman Sachs Group, Inc. (The)	12,155	2,035,234
Invesco Ltd.(u)	73,240	2,764,810
Lazard Ltd. (Class A Stock)	44,697	2,304,577
Legg Mason, Inc.	47,300	2,426,963
Morgan Stanley(u)	149,819	4,843,648
Nomura Holdings, Inc. (Japan)	202,500	1,434,370
Northern Trust Corp.	24,300	1,560,303
State Street Corp.(u)	32,449	2,182,520
T. Rowe Price Group, Inc.	23,800	2,008,958
TD Ameritrade Holding Corp.	62,515	1,959,845
UBS AG (Switzerland)*	246,784	4,524,665

		39,667,587

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals — 1.0%
Akzo Nobel NV (Netherlands)	20,160	$1,511,582
Albemarle Corp.	13,500	965,250
Axiall Corp.(u)	32,729	1,547,100
BASF SE (Germany)	18,818	2,188,978
Dow Chemical Co. (The)	52,317	2,692,233
Ecolab, Inc.	16,816	1,872,293
LG Chem Ltd. (South Korea)	3,648	1,066,849
Linde AG (Germany)	5,447	1,157,466
LyondellBasell Industries NV (Class A Stock)	9,118	890,373
Methanex Corp. (Canada)	9,785	604,517
Monsanto Co.(u)	20,087	2,505,652
Mosaic Co. (The)	24,951	1,233,827
Nitto Denko Corp. (Japan)	22,700	1,063,300
PPG Industries, Inc.	16,635	3,495,845
Rayonier Advanced Materials, Inc.*	10,900	422,375
Sherwin-Williams Co. (The)	8,685	1,797,013
Shin-Etsu Chemical Co. Ltd. (Japan)	23,200	1,410,751
Solvay SA (Belgium)	12,897	2,219,708
UPL Ltd. (India)*	44,210	251,181

		28,896,293

Commercial Services & Supplies
Aggreko PLC (United Kingdom)	27,602	779,287
RR Donnelley & Sons Co.	32,330	548,317

		1,327,604

Communications Equipment — 0.6%
Brocade Communications Systems, Inc.(u)	63,700	586,040
Ciena Corp.*(a)	68,683	1,487,674
Cisco Systems, Inc.(u)	240,334	5,972,300
Palo Alto Networks, Inc.*(a)	18,272	1,532,107
QUALCOMM, Inc.(u)	110,023	8,713,822
Wistron NeWeb Corp. (Taiwan)	73,000	179,530

		18,471,473

Construction & Engineering — 0.2%
AECOM Technology Corp.*(u)	47,000	1,513,400
Fluor Corp.(u)	66,397	5,105,929
IRB Infrastructure Developers Ltd. (India)	93,780	358,004

		6,977,333

Construction Materials — 0.2%
China Resources Cement Holdings Ltd. (Hong Kong)	590,000	369,908
Holcim Ltd. (Switzerland)*	14,300	1,256,075
Imerys SA (France)	12,225	1,030,988
Lafarge SA (France)	16,937	1,472,828
Martin Marietta Materials, Inc.(u)	15,810	2,087,711
U.S. Concrete, Inc.*	5,089	125,953

		6,343,463

Consumer Finance — 0.4%
Ally Financial, Inc.*	90,400	2,161,464
American Express Co.	6,478	614,568
Capital One Financial Corp.	79,847	6,595,362
Discover Financial Services(u)	30,180	1,870,556

		11,241,950

Containers & Packaging — 0.1%
Ball Corp.	24,800	1,554,464

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Containers & Packaging (continued)
Crown Holdings, Inc.*	7,320	$364,243
Rock-Tenn Co. (Class A Stock)	13,200	1,393,788
Sealed Air Corp.	13,100	447,627

		3,760,122

Distributors — 0.1%
Genuine Parts Co.	8,616	756,485
Imperial Holdings Ltd. (South Africa)	38,400	722,061

		1,478,546

Diversified Consumer Services — 0.1%
Apollo Education Group, Inc.*(u)	5,700	178,125
Graham Holdings Co.	800	574,488
H&R Block, Inc.(u)	44,600	1,494,992
Kroton Educacional SA (Brazil)	19,380	544,605

		2,792,210

Diversified Financial Services — 0.4%
CME Group, Inc.	11,983	850,194
ING Groep NV (Netherlands), CVA*	258,992	3,634,302
Intercontinental Exchange, Inc.	14,598	2,757,562
Moody’s Corp.	23,223	2,035,728
Moscow Exchange MICEX-RTS OAO (Russia)*	162,230	322,375
ORIX Corp. (Japan)	136,200	2,258,305
Rural Electrification Corp. Ltd. (India)	68,350	408,794
Somerset Cayuga Holding Co., Inc.*	1,372	37,044

		12,304,304

Diversified Telecommunication Services — 0.6%
AT&T, Inc.(u)	14,254	504,021
BT Group PLC (United Kingdom)	270,055	1,774,540
China Telecom Corp. Ltd. (China) (Class H Stock)	2,186,000	1,069,234
Jasmine International PCL (Thailand)	1,828,200	467,279
Koninklijke KPN NV (Netherlands)*	497,495	1,813,900
MegaFon OAO (Russia), GDR, RegS*	26,140	823,410
Nippon Telegraph & Telephone Corp. (Japan)	52,600	3,278,446
Verizon Communications, Inc.(u)	184,387	9,022,063

		18,752,893

Electric Utilities — 0.5%
American Electric Power Co., Inc.(u)	37,660	2,100,298
Duke Energy Corp.	22,300	1,654,437
Edison International	36,570	2,125,083
Entergy Corp.	19,864	1,630,636
Exelon Corp.	44,535	1,624,636
NextEra Energy, Inc.	39,965	4,095,613
Northeast Utilities	20,000	945,400
PGE SA (Poland)	67,080	477,894
Xcel Energy, Inc.	51,300	1,653,399

		16,307,396

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)*	57,800	1,329,998
AcBel Polytech, Inc. (Taiwan)	202,000	302,344
Acuity Brands, Inc.(a)	26,380	3,647,035
Eaton Corp. PLC(u)	40,113	3,095,921
Emerson Electric Co.(u)	40,638	2,696,737
LS Corp. (South Korea)	3,420	251,174

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electrical Equipment (continued)
Nidec Corp. (Japan)	19,000	$1,168,507
Schneider Electric SE (France)	49,901	4,705,337
Sumitomo Electric Industries Ltd. (Japan)	80,800	1,137,460
Teco Electric and Machinery Co. Ltd. (Taiwan)	254,000	292,378

		18,626,891

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	19,135	1,843,466
Anxin-China Holdings Ltd. (Hong Kong)	616,000	82,665
Compeq Manufacturing Co. Ltd. (Taiwan)	406,000	267,306
Coretronic Corp. (Taiwan)	217,000	243,098
Hitachi Ltd. (Japan)	241,000	1,766,305
Keyence Corp. (Japan)	4,200	1,836,608
Partron Co. Ltd. (South Korea)	11,020	117,466
Truly International Holdings (Hong Kong)	362,000	220,600
Zhen Ding Technology Holding Ltd. (Taiwan)	89,000	293,110

		6,670,624

Energy Equipment & Services — 0.8%
Baker Hughes, Inc.	18,100	1,347,545
China Oilfield Services Ltd. (China) (Class H
Stock)	302,000	726,293
Dril-Quip, Inc.*	11,812	1,290,343
Ensco PLC (Class A Stock)(a)	6,123	340,255
FMC Technologies, Inc.*	4,320	263,822
Helmerich & Payne, Inc.	7,300	847,603
Noble Corp. PLC	5,500	184,580
Petrofac Ltd. (United Kingdom)	38,546	792,880
Schlumberger Ltd.(u)	131,432	15,502,404
Technip SA (France)	16,320	1,783,146

		23,078,871

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	11,706	1,348,063
CVS Caremark Corp.(u)	86,718	6,535,935
E-Mart Co. Ltd. (South Korea)	1,910	438,039
Kroger Co. (The)(u)	53,310	2,635,113
Seven & I Holdings Co. Ltd. (Japan)	28,400	1,197,055
Sun Art Retail Group Ltd. (China)	637,000	729,019
Walgreen Co.	12,400	919,212

		13,802,436

Food Products — 0.7%
Archer-Daniels-Midland Co.(u)	48,877	2,155,964
Bunge Ltd.	4,500	340,380
Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)*	828,000	78,660
Daesang Corp. (South Korea)	4,000	181,647
General Mills, Inc.	17,632	926,385
Ingredion, Inc.(u)	5,400	405,216
Kellogg Co.	2,980	195,786
Marine Harvest ASA (Norway)	216,013	2,947,622
Mead Johnson Nutrition Co.	5,000	465,850
Mondelez International, Inc. (Class A Stock)(u)	78,900	2,967,429
Nestle SA (Switzerland)	41,055	3,181,227
NongShim Co. Ltd. (South Korea)	640	180,688
Nutreco NV (Netherlands)	8,920	393,972
Post Holdings, Inc.*(a)	20,200	1,028,382
TreeHouse Foods, Inc.*	12,700	1,016,889

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Tyson Foods, Inc. (Class A Stock)	8,500	$319,090
Unilever NV (Netherlands), CVA	71,193	3,116,337
Unilever PLC (United Kingdom)	41,352	1,874,455

		21,775,979

Gas Utilities — 0.1%
AGL Resources, Inc.	1,000	55,030
ENN Energy Holdings Ltd. (China)	252,000	1,809,540
UGI Corp.(u)	31,700	1,600,850

		3,465,420

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	14,482	592,314
Baxter International, Inc.	12,265	886,760
Boston Scientific Corp.*	191,754	2,448,698
CareFusion Corp.*	31,760	1,408,556
Essilor International SA (France)	11,517	1,220,526
Medtronic, Inc.	17,400	1,109,424
Novadaq Technologies, Inc. (Canada)*	64,383	1,061,032
Stryker Corp.(u)	48,216	4,065,573

		12,792,883

Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.*	36,300	1,651,650
Aetna, Inc.	86,973	7,051,770
Cigna Corp.(u)	55,246	5,080,975
Fresenius Medical Care AG & Co. KGaA (Germany)	17,770	1,195,589
HCA Holdings, Inc.*	77,204	4,352,762
Humana, Inc.	30,225	3,860,337
McKesson Corp.	18,609	3,465,182
National Healthcare Corp.	12,710	715,446
Omnicare, Inc.	15,100	1,005,207
Premier, Inc. (Class A Stock)*	23,344	676,976
UnitedHealth Group, Inc.(u)	165,631	13,540,334
WellPoint, Inc.(u)	15,000	1,614,150

		44,210,378

Health Care Technology
Cerner Corp.*(u)	5,880	303,290
Veeva Systems, Inc.*	41,540	1,057,193

		1,360,483

Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	33,360	1,733,904
Burger King Worldwide, Inc.	13,986	380,699
ClubCorp Holdings, Inc.	38,800	719,352
Dunkin’ Brands Group, Inc.	3,810	174,536
Grand Korea Leisure Co. Ltd. (South Korea)	6,300	259,003
Hilton Worldwide Holdings, Inc.*	98,899	2,304,347
InterContinental Hotels Group PLC (United Kingdom)	63,979	2,646,885
La Quinta Holdings, Inc.*	49,000	937,860
Las Vegas Sands Corp.	22,792	1,737,206
Marriott International, Inc. (Class A Stock)(a).	10,200	653,820
OPAP SA (Greece)	10,660	189,527
REXLot Holdings Ltd. (Hong Kong)	1,950,000	229,182
Royal Caribbean Cruises Ltd.	19,827	1,102,381
Sands China Ltd. (Hong Kong)	405,600	3,061,342
SJM Holdings Ltd. (Hong Kong)	258,000	646,328
Sodexo (France)	24,650	2,652,320

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	49,219	$3,808,566
Starwood Hotels & Resorts Worldwide, Inc.	2,450	198,009
Wynn Resorts Ltd.	1,700	352,852
Yum! Brands, Inc.	22,449	1,822,859

		25,610,978

Household Durables — 0.6%
Barratt Developments PLC (United Kingdom)	63,929	408,468
Berkeley Group Holdings PLC (The) (United Kingdom)	63,557	2,626,930
Brookfield Residential Properties, Inc. (Canada)*	44,400	921,300
Electrolux AB (Sweden) (Class B Stock)	58,447	1,475,009
Even Construtora e Incorporadora SA (Brazil)	56,210	166,633
EZ TEC Empreendimentos e Participacoes SA (Brazil)	13,550	144,116
Harman International Industries, Inc.	11,967	1,285,614
Jarden Corp.*	13,650	810,128
Mohawk Industries, Inc.*	14,474	2,002,333
Persimmon PLC (United Kingdom)*	121,054	2,636,504
Pulte Group, Inc.	58,929	1,188,009
Skyworth Digital Holdings Ltd. (Hong Kong)	642,000	306,506
Steinhoff International Holdings Ltd. (South Africa)	146,880	818,845
Toll Brothers, Inc.*	50,676	1,869,944

		16,660,339

Household Products — 0.3%
Colgate-Palmolive Co.	8,369	570,598
Energizer Holdings, Inc.(u)	11,830	1,443,615
Procter & Gamble Co. (The)	108,003	8,487,956

		10,502,169

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)(u)	117,321	1,824,342
Dynegy, Inc.*	8,100	281,873
Huadian Power International Corp. Ltd. (China) (Class H Stock)	662,000	400,862

		2,507,077

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	47,063	4,076,597
Danaher Corp.	12,000	944,760
Enka Insaat ve Sanayi A/S (Turkey)	134,943	366,319
SK Holdings Co. Ltd. (South Korea)	5,090	918,524

		6,306,200

Insurance — 2.1%
ACE Ltd.(u)	78,271	8,116,703
Aflac, Inc.	7,910	492,397
Alleghany Corp.*	1,873	820,599
Allianz SE (Germany)	13,030	2,174,888
Allied World Assurance Co. Holdings AG	14,100	536,082
Allstate Corp. (The)(u)	25,910	1,521,435
American International Group, Inc.	50,500	2,756,290
Amtrust Financial Services, Inc.(a)	23,273	973,044
Assurant, Inc.	7,100	465,405
AXA SA (France)	155,977	3,726,812
Axis Capital Holdings Ltd.	13,630	603,537

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Hartford Financial Services Group, Inc. (The)	92,441	$3,310,312
Lancashire Holdings Ltd. (United Kingdom)	11,896	133,146
Lincoln National Corp.	8,300	426,952
Loews Corp.	87,600	3,855,276
Marsh & McLennan Cos., Inc.(u)	127,504	6,607,258
MetLife, Inc.(u)	140,268	7,793,290
Old Mutual PLC (United Kingdom)	129,030	436,543
Old Republic International Corp.	31,500	521,010
Ping An Insurance Group Co. of China Ltd.
(China) (Class H Stock)	114,000	882,591
Porto Seguro SA (Brazil)	44,800	639,913
Powszechny Zaklad Ubezpieczen SA (Poland)	6,940	1,013,993
Prudential PLC (United Kingdom)	258,739	5,928,056
Swiss Re AG (Switzerland)*	24,118	2,144,505
Travelers Cos., Inc. (The)	19,600	1,843,772
Unum Group	39,300	1,366,068
W.R. Berkley Corp.	13,500	625,185
Willis Group Holdings PLC	4,300	186,190
XL Group PLC (Ireland)	8,960	293,261
Zurich Insurance Group AG (Switzerland)*	13,309	4,008,489

		64,203,002

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.*(u)	18,845	6,120,479
Expedia, Inc.	30,100	2,370,676
GS Home Shopping, Inc. (South Korea)	970	231,230
Netflix, Inc.*	3,882	1,710,409
Priceline Group, Inc. (The)*(u)	6,248	7,516,344

		17,949,138

Internet Software & Services — 1.1%
Baidu, Inc. (China), ADR*	2,410	450,212
Dealertrack Technologies, Inc.*(a)	29,129	1,320,709
eBay, Inc.*(u)	16,074	804,664
Facebook, Inc. (Class A Stock)*	58,495	3,936,129
Google, Inc. (Class A Stock)*	11,233	6,567,598
Google, Inc. (Class C Stock)*	26,070	14,997,550
NetEase, Inc. (China), ADR	10,610	831,400
OpenTable, Inc.*	16,169	1,675,108
Trulia, Inc.*(a)	30,231	1,432,345
Twitter, Inc.*	600	24,582
VeriSign, Inc.*(a)	5,400	263,574
Yahoo Japan Corp. (Japan)	116,600	538,454
Yahoo!, Inc.*(u)	54,600	1,918,098

		34,760,423

IT Services — 0.9%
Accenture PLC (Class A Stock)	37,852	3,059,956
Alliance Data Systems Corp.*(a)	14,294	4,020,188
Cognizant Technology Solutions Corp.
(Class A Stock)*	70,590	3,452,557
Computer Sciences Corp.(u)	21,000	1,327,200
Fidelity National Information Services, Inc.	21,005	1,149,814
Global Payments, Inc.	4,700	342,395
HCL Technologies Ltd. (India)	27,770	692,948
Infosys Ltd. (India), ADR(a)	25,440	1,367,909
International Business Machines Corp.	5,100	924,477
MasterCard, Inc. (Class A Stock)	56,828	4,175,153

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
Nomura Research Institute Ltd. (Japan)	35,500	$1,118,448
Visa, Inc. (Class A Stock)	18,480	3,893,921
Western Union Co. (The)(a)	62,800	1,088,952

		26,613,918

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	38,849	2,231,487
Fluidigm Corp.*	33,279	978,403
Illumina, Inc.*	17,891	3,194,259
WuXi PharmaTech Cayman, Inc. (China), ADR*	6,530	214,576

		6,618,725

Machinery — 0.9%
Atlas Copco AB (Sweden) (Class A Stock)	41,705	1,204,072
DMG Mori Seiki Co. Ltd. (Japan)	103,900	1,510,682
Dover Corp.	24,600	2,237,370
FANUC Corp. (Japan)	7,000	1,208,815
Flowserve Corp.	39,001	2,899,724
Illinois Tool Works, Inc.	16,600	1,453,496
Ingersoll-Rand PLC	18,846	1,178,063
Kawasaki Heavy Industries Ltd. (Japan)	303,000	1,155,091
Komatsu Ltd. (Japan)	60,800	1,411,368
Kubota Corp. (Japan)	118,000	1,674,454
Makita Corp. (Japan)	23,300	1,440,032
PACCAR, Inc.(u)	48,215	3,029,348
Pall Corp.	29,742	2,539,669
SMC Corp. (Japan)	7,774	2,083,134
SPX Corp.	10,655	1,152,978
WABCO Holdings, Inc.*	11,970	1,278,635
Weichai Power Co. Ltd. (China) (Class H Stock)	168,000	648,838

		28,105,769

Marine — 0.1%
Kirby Corp.*	17,537	2,054,284

Media — 1.6%
CBS Corp. (Class B Stock)(u)	28,047	1,742,841
Comcast Corp. (Class A Stock)(u)	141,309	7,585,467
CTC Media, Inc. (Russia)	25,810	284,168
Dentsu, Inc. (Japan)	44,300	1,804,110
DIRECTV*	34,923	2,968,804
DISH Network Corp. (Class A Stock)*	68,912	4,484,793
Entercom Communications Corp. (Class A Stock)*(a)	28,000	300,440
Gannett Co., Inc.	32,600	1,020,706
Omnicom Group, Inc.	21,500	1,531,230
Publicis Groupe SA (France)	25,936	2,198,243
Starz*(u)	7,700	229,383
Time Warner Cable, Inc.	8,555	1,260,151
Time Warner, Inc.(u)	208,349	14,636,517
Time, Inc.*(u)	34,648	839,177
Twenty-First Century Fox, Inc.	41,609	1,462,556
Twenty-First Century Fox, Inc. (Class B Stock)	50,790	1,738,542
Viacom, Inc. (Class B Stock)	14,360	1,245,443
Walt Disney Co. (The)	8,700	745,938
WPP PLC (United Kingdom)	97,195	2,118,051

		48,196,560

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining — 0.8%
Alcoa, Inc.(u)	282,982	$4,213,602
Alumina Ltd. (Australia), ADR*	56,789	286,784
BHP Billiton Ltd. (Australia)	78,362	2,672,514
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	524,440	939,231
First Quantum Minerals Ltd. (Canada)	93,836	2,006,783
Fosun International Ltd. (China)	210,000	278,947
Freeport-McMoRan Copper & Gold, Inc.	69,769	2,546,568
Glencore PLC (Switzerland)	313,525	1,747,178
MMC Norilsk Nickel OJSC (Russia), ADR	56,900	1,132,879
Norsk Hydro ASA (Norway)	241,498	1,293,123
Rio Tinto Ltd. (Australia)	20,266	1,136,924
Rio Tinto PLC (United Kingdom)	86,047	4,646,021
United States Steel Corp.(a)	93,507	2,434,922

		25,335,476

Multiline Retail — 0.4%
Dollar General Corp.*	3,200	183,552
Dollar Tree, Inc.*	4,500	245,070
Kohl’s Corp.	64,400	3,392,592
Macy’s, Inc.(u)	75,413	4,375,462
Marks & Spencer Group PLC (United Kingdom)	219,104	1,593,821
Next PLC (United Kingdom)	20,450	2,263,867

		12,054,364

Multi-Utilities — 0.4%
Centrica PLC (United Kingdom)	185,520	991,344
CMS Energy Corp.(u)	32,380	1,008,637
Dominion Resources, Inc.	19,045	1,362,099
GDF Suez (France)	156,403	4,309,147
NiSource, Inc.	23,302	916,701
Public Service Enterprise Group, Inc.	7,410	302,254
Sempra Energy	20,445	2,140,796
Suez Environnement Co. (France)	58,117	1,111,788

		12,142,766

Oil, Gas & Consumable Fuels — 3.1%
Anadarko Petroleum Corp.	9,699	1,061,750
Antero Resources Corp.*	22,081	1,449,176
BG Group PLC (United Kingdom)	301,470	6,361,400
BP PLC (United Kingdom)	339,289	2,987,738
Cairn India Ltd. (India)	79,620	483,220
Cheniere Energy, Inc.*	4,040	289,668
Chevron Corp.(u)	53,025	6,922,414
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,586,200	1,508,068
CNOOC Ltd. (China) (Class H Stock)	1,482,000	2,664,141
Concho Resources, Inc.*	12,606	1,821,567
ConocoPhillips*(u)	11,700	1,003,041
CONSOL Energy, Inc.	28,100	1,294,567
Devon Energy Corp.	33,800	2,683,720
Eni SpA (Italy)	68,476	1,872,797
EOG Resources, Inc.	13,662	1,596,541
EQT Corp.	5,600	598,640
Exxon Mobil Corp.	130,834	13,172,367
Hess Corp.	3,670	362,926
Kinder Morgan, Inc.	54,900	1,990,674
Lukoil OAO (Russia), ADR	29,050	1,737,771
Marathon Oil Corp.	40,236	1,606,221

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	3,210	$250,605
Occidental Petroleum Corp.	61,874	6,350,129
Oil & Natural Gas Corp. Ltd. (India)	59,860	422,798
PBF Energy, Inc.	46,000	1,225,900
Phillips 66(u)	66,887	5,379,721
Rosneft OAO (Russia), GDR, RegS*	135,730	990,175
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	281,431	11,620,312
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	28,590	1,181,411
Sasol Ltd. (South Africa)	28,720	1,706,080
Southwestern Energy Co.*	39,629	1,802,723
Statoil ASA (Norway)	52,509	1,614,067
Tatneft (Russia), ADR*	29,220	1,130,814
Teekay Corp. (Bermuda)	7,600	473,100
Total SA (France)	26,249	1,899,108
Tullow Oil PLC (United Kingdom)	129,904	1,895,127
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	31,440	733,504
Valero Energy Corp.	34,943	1,750,644

		93,894,625

Paper & Forest Products — 0.1%
International Paper Co.	4,950	249,827
KapStone Paper and Packaging Corp.*	8,100	268,353
Newpage Holdings, Inc.	2,676	187,320
Stora Enso OYJ (Finland) (Class R Stock)	104,642	1,017,343
UPM-Kymmene OYJ (Finland)	46,853	800,322

		2,523,165

Personal Products
Amorepacific Corp. (South Korea)	150	225,934
Estee Lauder Cos., Inc. (The) (Class A
Stock)	2,070	153,718
Herbalife Ltd.(a)	4,900	316,246

		695,898

Pharmaceuticals — 3.5%
Actavis PLC*	14,926	3,329,244
Allergan, Inc.	3,268	553,011
Astellas Pharma, Inc. (Japan)	133,500	1,755,601
AstraZeneca PLC (United Kingdom)	43,579	3,242,159
Bayer AG (Germany)	46,081	6,500,796
Bristol-Myers Squibb Co.(u)	104,033	5,046,641
Endo International PLC (United Kingdom)*	12,400	868,248
GlaxoSmithKline PLC (United Kingdom)	85,736	2,282,726
Johnson & Johnson(u)	186,811	19,544,166
Merck & Co., Inc.	111,376	6,443,102
Mylan, Inc.*(a)	80,321	4,141,351
Nektar Therapeutics*(a)	68,038	872,247
Novartis AG (Switzerland)	122,613	11,103,636
Novo Nordisk A/S (Denmark) (Class B Stock)	75,747	3,495,948
Perrigo Co. PLC	3,335	486,110
Pfizer, Inc.(u)	294,262	8,733,696
Richter Gedeon Nyrt (Hungary)	13,380	256,633
Roche Holding AG (Switzerland)	38,476	11,464,189
Sanofi (France)	45,805	4,868,594
Shire PLC (Ireland)	99,235	7,784,259

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries Ltd. (Israel), ADR	25,175	$1,319,673
Valeant Pharmaceuticals International, Inc.*(a)	22,338	2,817,269

		106,909,299

Professional Services — 0.1%
Equifax, Inc.	26,500	1,922,310
ManpowerGroup, Inc.	3,300	280,005
SGS SA (Switzerland)	297	710,699

		2,913,014

Real Estate Investment Trusts (REITs) — 2.5%
American Campus Communities, Inc.	26,000	994,240
American Homes 4 Rent	34,366	610,340
American Residential Properties, Inc.*	34,400	645,000
Apartment Investment & Management Co. (Class A Stock)	31,896	1,029,284
AvalonBay Communities, Inc.	26,040	3,702,628
Aviv REIT, Inc.	26,100	735,237
Boston Properties, Inc.(u)	33,648	3,976,521
Brixmor Property Group, Inc.	33,000	757,350
Corporate Office Properties Trust	36,600	1,017,846
Cousins Properties, Inc.	58,200	724,590
DDR Corp.(u)	135,470	2,388,336
DiamondRock Hospitality Co.	122,500	1,570,450
Digital Realty Trust, Inc.	8,900	519,048
Duke Realty Corp.	101,080	1,835,613
EastGroup Properties, Inc.	8,400	539,532
Equity One, Inc.	51,900	1,224,321
Equity Residential	24,500	1,543,500
Essex Property Trust, Inc.	12,300	2,274,393
Excel Trust, Inc.	39,600	527,868
Extra Space Storage, Inc.	44,430	2,365,898
General Growth Properties, Inc.	77,450	1,824,722
Glimcher Realty Trust	57,100	618,393
Goodman Group (Australia)	226,860	1,080,079
HCP, Inc.	37,600	1,555,888
Health Care REIT, Inc.	35,700	2,237,319
Healthcare Realty Trust, Inc.	29,900	760,058
Highwoods Properties, Inc.(a)	41,550	1,743,023
Host Hotels & Resorts, Inc.(a)	117,700	2,590,577
Kilroy Realty Corp.	24,550	1,528,974
Kimco Realty Corp.	61,100	1,404,078
LaSalle Hotel Properties	25,000	882,250
Liberty Property Trust	44,660	1,693,954
Mid-America Apartment Communities, Inc.	32,100	2,344,905
National Retail Properties, Inc.(a)	22,700	844,213
Parkway Properties, Inc.	23,900	493,535
Pebblebrook Hotel Trust	5,500	203,280
Pennsylvania Real Estate Investment Trust	36,900	694,458
Prologis, Inc.	84,614	3,476,789
Public Storage	15,000	2,570,250
Rayonier, Inc.	32,700	1,162,485
RLJ Lodging Trust	16,000	462,240
Simon Property Group, Inc.	39,918	6,637,565
SL Green Realty Corp.	5,400	590,814
Spirit Realty Capital, Inc.	90,000	1,022,400
Sunstone Hotel Investors, Inc.	41,760	623,477
Taubman Centers, Inc.	8,200	621,642

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
UDR, Inc.	20,100	$575,463
Ventas, Inc.	27,882	1,787,236
Vornado Realty Trust	24,000	2,561,520
Warehouses De Pauw SCA (Belgium)	104	7,793
Washington Prime Group, Inc.*	9,809	183,821
Weingarten Realty Investors(a)	26,400	866,976
Weyerhaeuser Co.	46,900	1,551,921

		76,184,093

Real Estate Management & Development — 0.5%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	23,400	1,030,068
CBRE Group, Inc. (Class A Stock)*	83,095	2,662,364
Cheung Kong Holdings Ltd. (Hong Kong)	149,000	2,643,506
China Overseas Land & Investment Ltd. (China)	994,000	2,410,996
China South City Holdings Ltd. (China)	384,000	201,645
Daiwa House Industry Co. Ltd. (Japan)	106,000	2,197,446
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	248,800	307,253
Hang Lung Properties Ltd. (Hong Kong)	332,000	1,023,832
Mitsubishi Estate Co. Ltd. (Japan)	86,000	2,124,674
Mitsui Fudosan Co. Ltd. (Japan)	34,000	1,147,475

		15,749,259

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada)	19,524	3,536,577
CSX Corp.(u)	114,206	3,518,687
East Japan Railway Co. (Japan)	19,900	1,567,962
Norfolk Southern Corp.	2,844	293,017
Old Dominion Freight Line, Inc.*	30,921	1,969,049
Union Pacific Corp.(u)	35,774	3,568,457

		14,453,749

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Semiconductor Engineering, Inc. (Taiwan)	823,000	1,066,446
Altera Corp.	5,660	196,742
Analog Devices, Inc.	19,600	1,059,772
Applied Materials, Inc.(u)	107,693	2,428,477
ASML Holding NV (Netherlands)	42,365	3,951,064
Avago Technologies Ltd. (Singapore)(u)	116,049	8,363,652
Broadcom Corp. (Class A Stock)	71,389	2,649,960
Chipbond Technology Corp. (Taiwan)	200,000	352,310
Freescale Semiconductor Ltd.*(a)(u)	68,251	1,603,899
KLA-Tencor Corp.	96,064	6,978,089
Lam Research Corp.(u)	113,885	7,696,348
Maxim Integrated Products, Inc.(u)	9,500	321,195
Micron Technology, Inc.*	28,100	925,895
Radiant Opto-Electronics Corp. (Taiwan)	91,000	390,470
Realtek Semiconductor Corp. (Taiwan)	130,950	415,338
Samsung Electronics Co. Ltd. (South Korea)	2,179	2,845,664
Samsung Electronics Co. Ltd. (South Korea), GDR, RegS	7,200	4,670,255
SK Hynix, Inc. (South Korea)*	32,830	1,576,426
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	217,685	4,656,282
Teradyne, Inc.	54,595	1,070,062
Texas Instruments, Inc.	22,700	1,084,833

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Vanguard International Semiconductor Corp. (Taiwan)	186,000	$298,887
Wonik IPS Co. Ltd. (South Korea)*	30,800	352,755
Xilinx, Inc.(u)	11,695	553,290

		55,508,111

Software — 1.3%
Activision Blizzard, Inc.	50,800	1,132,840
Adobe Systems, Inc.*(u)	66,350	4,801,086
Citrix Systems, Inc.*	23,351	1,460,605
CommVault Systems, Inc.*	21,713	1,067,628
Electronic Arts, Inc.*	80,607	2,891,373
FireEye, Inc.*(a)	26,080	1,057,544
Microsoft Corp.(u)	276,721	11,539,266
Oracle Corp.	68,881	2,791,747
Perfect World Co. Ltd. (China), ADR	13,840	271,679
Rovi Corp.*	49,601	1,188,440
SAP AG (Germany)	66,757	5,143,942
ServiceNow, Inc.*	21,909	1,357,482
Splunk, Inc.*	20,944	1,158,832
Symantec Corp.	42,300	968,670
VMware, Inc. (Class A Stock)*	6,120	592,477
Workday, Inc. (Class A Stock)*	15,694	1,410,263

		38,833,874

Specialty Retail — 1.0%
Advance Auto Parts, Inc.	11,322	1,527,564
AutoZone, Inc.*(a)(u)	3,519	1,887,028
Bed Bath & Beyond, Inc.*(a)	36,100	2,071,418
Best Buy Co., Inc.(u)	97,100	3,011,071
GameStop Corp. (Class A Stock)	19,600	793,212
Gap, Inc. (The)	81,297	3,379,516
Home Depot, Inc. (The)(u)	114,418	9,263,282
Kingfisher PLC (United Kingdom)	280,084	1,719,399
Lowe’s Cos., Inc.	50,539	2,425,367
Neebo, Inc.*	1,680	11,676
PetSmart, Inc.(a)	10,800	645,840
TJX Cos., Inc. (The)(u)	38,517	2,047,178
Williams-Sonoma, Inc.	27,826	1,997,350

		30,779,901

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	186,604	17,341,109
Canon, Inc. (Japan)	13,200	431,402
Catcher Technology Co. Ltd. (Taiwan)	110,000	1,026,555
Chicony Electronics Co. Ltd. (Taiwan)	186,783	504,649
Coolpad Group Ltd. (China)	1,024,000	282,598
Hewlett-Packard Co.	105,600	3,556,608
Inventec Corp. (Taiwan)	326,000	312,384
Lenovo Group Ltd. (China)	734,000	1,002,743
Lexmark International, Inc. (Class A Stock)(a)	7,800	375,648
Lite-On Technology Corp. (Taiwan)	285,146	476,229
Ricoh Co. Ltd. (Japan)	71,300	849,799
SanDisk Corp.	1,200	125,316
Western Digital Corp.	19,200	1,772,160

		28,057,200

Textiles, Apparel & Luxury Goods — 0.6%
Anta Sports Products Ltd. (China)	125,000	198,636
Burberry Group PLC (United Kingdom)	61,240	1,554,327

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods (continued)
Cie Financiere Richemont SA (Switzerland), RegS.	38,712	$4,056,603
Coach, Inc.	13,300	454,727
Grendene SA (Brazil)	18,130	113,564
Hanesbrands, Inc.	14,300	1,407,692
Kering (France)	7,416	1,626,856
Lululemon Athletica, Inc.*(a)	32,462	1,314,062
LVMH Moet Hennessy Louis Vuitton SA (France)	9,663	1,864,658
Michael Kors Holdings Ltd.*	30,772	2,727,938
Pou Chen Corp. (Taiwan)	218,000	262,645
Vera Bradley, Inc.*(a)	39,940	873,488
VF Corp.	20,251	1,275,813

		17,731,009

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp.
(India)*	59,580	983,666
Hudson City Bancorp, Inc.	76,200	749,046

		1,732,712

Tobacco — 0.6%
British American Tobacco PLC (United Kingdom)	93,003	5,533,861
Imperial Tobacco Group PLC (United Kingdom)	34,127	1,535,300
Japan Tobacco, Inc. (Japan)	143,800	5,243,252
KT&G Corp. (South Korea)	11,980	1,059,705
Lorillard, Inc.	7,200	438,984
Philip Morris International, Inc.(u)	38,660	3,259,425

		17,070,527

Trading Companies & Distributors — 0.3%
Barloworld Ltd. (South Africa)	46,210	439,934
HD Supply Holdings, Inc.*	78,561	2,230,347
Mitsubishi Corp. (Japan)	61,200	1,273,843
Rush Enterprises, Inc. (Class A Stock)*	28,996	1,005,291
Sumitomo Corp. (Japan)	82,200	1,109,137
W.W. Grainger, Inc.	1,161	295,207
Watsco, Inc.	18,689	1,920,482
Wolseley PLC (United Kingdom)	38,706	2,120,346

		10,394,587

Transportation Infrastructure
Arteris SA (Brazil)	32,690	271,048
General Maritime Corp.*	148	2,134
Shenzhen International Holdings Ltd. (China)	195,750	240,920
TAV Havalimanlari Holding A/S (Turkey)	26,670	212,091

		726,193

Wireless Telecommunication Services — 0.6%
China Mobile Ltd. (China)	232,000	2,253,356
KDDI Corp. (Japan)	81,200	4,954,303
Mobile Telesystems OJSC (Russia), ADR	71,600	1,413,384
MTN Group Ltd. (South Africa)	87,410	1,841,188
SK Telecom Co. Ltd. (South Korea)	4,880	1,140,722
Telefonica Brasil SA (Brazil), ADR	45,360	930,334
VimpelCom Ltd. (Netherlands), ADR	36,020	302,568

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services (continued)
Vodafone Group PLC (United Kingdom)	1,338,741	$4,474,424

		17,310,279

TOTAL COMMON STOCKS (cost $1,200,882,496)		1,447,683,393

PREFERRED STOCKS — 0.4%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	8,390	2,197,481

Banks — 0.1%
Banco do Estado do Rio Grande do Sul SA (Brazil) (PRFC B)	41,430	201,572
Itau Unibanco Holding SA (Brazil), ADR (PRFC)	131,264	1,887,576

		2,089,148

Capital Markets
Goldman Sachs Group, Inc. (The), Series J, 5.500%	30,000	735,000

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125%	3,000	81,900

Food & Staples Retailing
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil), ADR (PRFC)	20,580	953,471

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	33,541	3,875,071

Insurance
XLIT Ltd. (Ireland), Series D, 3.346%	350	296,734

Machinery
Randon Participacoes SA (Brazil) (PRFC)	81,542	226,967

Metals & Mining — 0.1%
Vale SA (Brazil), ADR (PRFC)	145,720	1,734,068

TOTAL PREFERRED STOCKS (cost $10,094,581)		12,189,840

	Units
WARRANTS*
Specialty Retail
Neebo, Inc. (Class A Stock), expiring 06/20/19	1,980	—
Neebo, Inc. (Class B Stock), expiring 06/20/19	4,243	—

		—

Transportation Infrastructure
General Maritime Corp., expiring 05/17/17	230	—

TOTAL WARRANTS (cost $1)		—

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.4%
Non-Residential Mortgage-Backed Securities — 0.8%
Ally Auto Receivables Trust,
Series 2010-3, Class A4
1.550%	08/17/15	30	29,675
Series 2012-2, Class A3

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
0.740%	04/15/16	444	$444,631
Series 2012-3, Class A3
0.850%	08/15/16	626	627,535
Series 2012-4, Class A3
0.590%	01/17/17	1,568	1,569,396
American Credit Acceptance Receivables Trust,
Series 2012-2, Class A, 144A
1.890%	07/15/16	152	152,069
Series 2013-2, Class A, 144A
1.320%	02/15/17	701	701,575
AmeriCredit Automobile Receivables Trust,
Series 2013-4, Class A2
0.740%	11/08/16	190	189,979
Carfinance Capital Auto Trust,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	293	293,690
Series 2013-2A, Class A, 144A
1.750%	11/15/17	649	650,878
Carnow Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.160%	10/16/17	444	443,930
CPS Auto Receivables Trust,
Series 2011-C, Class A, 144A
4.210%	03/15/19	66	67,461
Series 2013-A, Class A, 144A
1.310%	06/15/20	553	553,562
Series 2013-C, Class A, 144A
1.640%	04/16/18	1,464	1,471,926
CPS Auto Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	308	310,641
Series 2012-D, Class A, 144A
1.480%	03/16/20	270	271,292
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A, 144A
1.520%	03/16/20	589	591,926
Discover Card Execution Note Trust,
Series 2012-A1, Class A1
0.810%	08/15/17	656	657,899
Exeter Automobile Receivables Trust,
Series 2012-2A, Class A, 144A
1.300%	06/15/17	212	211,975
Series 2013-1A, Class A, 144A
1.290%	10/16/17	505	506,143
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	687	688,526
Series 2013-2, Class A, 144A
1.940%	01/15/19	1,191	1,194,966
Ford Credit Auto Owner Trust,
Series 2012-A, Class A3
0.840%	08/15/16	759	760,137
Series 2013-C, Class A3
0.820%	12/15/17	1,332	1,337,668
Honda Auto Receivables Owner Trust,
Series 2012-1, Class A4
0.970%	04/16/18	675	678,186

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Huntington Auto Trust, Series 2012-1, Class A3
0.810%	09/15/16	264	$264,896
Hyundai Auto Receivables Trust, Series 2012-B, Class A3
0.620%	09/15/16	744	744,434
Series 2013-A, Class A3
0.560%	07/17/17	1,713	1,714,937
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3
0.590%	02/15/16	2,235	2,236,565
Mercedes-Benz Auto Receivables Trust (Germany), Series 2013-1, Class A3
0.780%	08/15/17	787	789,497
Santander Drive Auto Receivables Trust, Series 2012-3, Class A3
1.080%	04/15/16	129	129,392
Series 2012-5, Class A3
0.830%	12/15/16	313	313,185
SNAAC Auto Receivables Trust, Series 2013-1A, Class A, 144A
1.140%	07/16/18	158	157,911
Toyota Auto Receivables Owner Trust, Series 2013-A, Class A3
0.550%	01/17/17	888	889,343
USAA Auto Owner Trust, Series 2012-1, Class A3
0.430%	08/15/16	482	482,196
World Omni Auto Receivables Trust, Series 2012-A, Class A3
0.640%	02/15/17	864	865,054

			22,993,076

Residential Mortgage-Backed Securities — 0.6%
Accredited Mortgage Loan Trust, Series 2003-3, Class A1
5.210%	01/25/34	199	193,049
Series 2006-2, Class A3
0.304%(c)	09/25/36	148	143,279
ACE Securities Corp. Home Equity Loan Trust, Series 2006-NC3, Class A2B
0.264%(c)	12/25/36	101	44,257
Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A
1.054%(c)	12/25/33	306	287,814
Centex Home Equity Loan Trust, Series 2004-D, Class AF4
4.680%	06/25/32	380	391,955
Chase Funding Trust, Series 2003-6, Class 1A4
4.499%	11/25/34	71	71,540
Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4
5.848%	08/25/33	562	596,667
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC1, Class A2A
0.204%(c)	12/25/36	31	17,178
Series 2007-AMC4, Class A2B
0.294%(c)	05/25/37	210	200,186

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Countrywide Asset-Backed Certificates, Series 2005-12, Class 1A4
5.266%(c)	02/25/36		229	$230,277
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, 144A
5.150%	01/25/43		196	199,711
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV4
0.394%(c)	05/25/36		71	51,878
Ellington Loan Acquisition Trust, Series 2007-1, Class A2B, 144A
1.054%(c)	05/28/37		95	92,933
Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1
5.050%(c)	09/25/33		131	131,917
Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3
0.424%(c)	07/25/36		85	47,244
Fortress Opportunities Residential Transaction, Series 2013-1A, Class A1N, 144A
3.960%	10/25/33	(g)	534	538,660
Series 2013-1A, Class AR, 144A
4.210%	10/25/18	(g)	297	297,309
GMAT Trust, Series 2013-1A, Class A, 144A
3.967%	11/25/43		455	456,036
GSAA Home Equity Trust, Series 2007-5, Class 1AV1
0.254%(c)	03/25/47		117	64,093
Series 2007-5, Class 2A1A
0.274%(c)	04/25/47		105	81,540
GSAMP Trust, Series 2006-FM2, Class A2D
0.394%(c)	09/25/36		118	54,422
Series 2007-NC1, Class A2C
0.304%(c)	12/25/46		133	76,223
HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class A2, 144A
1.990%	10/15/45		365	367,920
Series 2013-T2, Class A2, 144A
1.147%	05/16/44		2,625	2,625,525
Series 2013-T4, Class AT4, 144A
1.183%	08/15/44		1,111	1,111,333
Home Equity Asset Trust, Series 2005-2, Class M2
0.874%(c)	07/25/35		62	62,045
Series 2005-8, Class M1
0.584%(c)	02/25/36		240	206,711
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-D, Class 2A3
0.314%(c)	11/25/36		150	95,045
Series 2006-E, Class 2A3
0.324%(c)	04/25/37		270	180,948
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-C, Series 2006-C, Class 2A
0.282%(c)	08/25/36		245	199,041
HSBC Home Equity Loan Trust, Series 2006-1, Class A1
0.317%(c)	01/20/36		218	216,469

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
IXIS Real Estate Capital Trust,
Series 2005-HE2, Class M4
1.084%(c)	09/25/35	50	$46,460
MASTR Asset-Backed Securities Trust,
Series 2006-WMC2, Class A4
0.304%(c)	04/25/36	119	50,973
Mid-State Capital Corp. Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	768	808,619
Nationstar Home Equity Loan Trust 2007-C,
Series 2007-C, Class 1AV1
0.327%(c)	06/25/37	249	219,630
Navitas Equipment Receivables LLC,
Series 2013-1, Class A, 144A
1.950%	11/15/16	333	332,676
New Century Home Equity Loan Trust,
Series 2005-C, Class A2D
0.494%(c)	12/25/35	260	219,620
Series 2006-2, Class A2B
0.314%(c)	08/25/36	183	133,466
Nomura Home Equity Loan, Inc./Home Equity Loan Trust,
Series 2005-FM1, Class M2
0.644%(c)	05/25/35	200	184,479
Series 2006-HE2, Class A4
0.424%(c)	03/25/36	70	51,902
NovaStar Mortgage Funding Trust,
Series 2006-4, Class A2D
0.404%(c)	09/25/36	75	42,338
Series 2007-1, Class A2C
0.334%(c)	03/25/37	328	183,274
Option One Mortgage Loan Trust/Asset-Backed Certificates,
Series 2005-5, Class M1
0.544%(c)	12/25/35	240	206,141
Park Place Securities, Inc.,
Series 2004-MCW1, Class M1
1.092%(c)	10/25/34	535	531,506
Series 2004-WHQ2, Class M2
1.099%(c)	02/25/35	197	198,360
Series 2005-WHQ3, Class M2
0.604%(c)	06/25/35	200	198,800
RAMP Trust,
Series 2005-EFC2, Class M4
0.764%(c)	07/25/35	250	221,530
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC6, Class M1
0.564%(c)	11/25/35	550	539,681
Series 2006-NC1, Class A2
0.344%(c)	01/25/36	262	257,380
Residential Asset Securities Corp.,
Series 2004-KS5, Class AI5
5.331%	06/25/34	275	281,683
Series 2006-KS1, Class A4
0.454%(c)	02/25/36	500	483,701
Stanwich Mortgage Loan Trust,
Series 2012-NPL4, Class A, 144A
2.981%	09/15/42	149	148,983
Structured Asset Investment Loan Trust,
Series 2003-BC5, Class M1
1.279%(c)	06/25/33	444	419,652

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage- Backed Securities (continued)
Series 2005-HE3, Class M1
0.634%(c)	09/25/35	80	$68,137
Structured Asset Securities Corp.,
Series 2002-AL1, Class A2
3.450%	02/25/32	141	140,452
Trafigura Securitisation Finance PLC (Ireland),
Series 2012-1A, Class A, 144A
2.555%(c)	10/15/15	563	568,880
VOLT NPL X LLC,
Series 2013-NPL3, Class A1, 144A
4.250%	04/25/53	735	739,052
Series 2013-NPL4, Class A1, 144A
3.960%	11/25/53	173	174,257
VOLT XIX LLC,
Series 2013-NPL5, Class A1, 144A
3.625%	04/25/55	1,662	1,669,208
Westgate Resorts,
Series 2012-1, Class A, 144A
4.500%	09/20/25	61	61,536

			18,515,581

TOTAL ASSET-BACKED SECURITIES (cost $40,818,666)			41,508,657

BANK LOANS(c) — 0.4%
Airlines
Delta Air Lines, Inc.,
2014 Term Loan B-1
3.500%	10/18/18	493	491,796
Flying Fortress, Inc.,
New Loans
3.500%	06/30/17	202	201,290

			693,086

Auto Components
Autoparts Holdings Ltd.,
Term Loan (First Lien)
6.500%	08/01/17	29	28,672
6.500%	01/01/40	15	14,620

			43,292

Automobiles
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17	615	617,302

Building Products
Continental Building Products LLC,
Term Loan (First Lien)
4.250%	08/15/20	103	102,565
Quikrete Holdings, Inc.,
Initial Loan (First Lien)
4.000%	09/18/20	99	99,281

			201,846

Capital Markets
Walter Investment Management Corp.,
Tranche Term Loan B
4.750%	12/15/20	153	151,117

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Chemicals
Appvion, Inc.,
Term Commitment
5.753%	06/04/19	139	$140,338
MacDermid,
Tranche Term Loan B (First Lien)
4.000%	05/31/20	99	98,975
OCI Beaumont LLC,
Term Loan B-3
5.000%	08/20/19	19	19,024

			258,337

Commercial Services & Supplies — 0.1%
Alliance Laundry Systems LLC,
Initial Term Loan (First Lien)
4.259%	12/10/18	90	90,338
Ceridian Corp.,
2013 New Replacement US Term Loan
4.400%	05/09/17	58	57,913
Freedom Group, Inc.,
Term Loan B
5.500%	04/19/19	172	172,766
Harland Clarke Holdings Corp.,
Tranche Term Loan B-2
5.484%	06/30/14	24	24,270
5.484%	06/30/17	152	152,450
5.484%	08/04/19	150	152,441
Intelligrated, Inc.,
Initial Loan (Second Lien)
10.500%	01/18/20	125	126,406
Term Loan (First Lien)
4.500%	07/30/18	143	142,873
R.H. Donnelley, Inc.,
Loan
9.750%	10/24/14	37	26,467
9.750%	12/31/16	46	32,512

			978,436

Containers & Packaging
Southern Graphics, Inc.,
Term Loan
4.250%	10/17/19	24	23,938

Diversified Financial Services
Ascensus, Inc.,
Initial Term Loan
9.000%	11/15/20	15	15,263
Capmark Financial Group, Inc. - Escrow,
Loan
5.250%	01/01/41	3,370	16,850

			32,113

Electric Utilities
Energy Future Intermediate Holdings Co. LLC,
Term Loan
4.250%	06/12/16	20	19,804
Texas Competitive Electric Holdings Co. LLC,
2017 Term Loan (Extending)
4.737%	10/10/17	428	349,873

			369,677

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Food Products — 0.1%
Dole Food Co.,
Tranche Term Loan B
4.500%	11/01/18	99	$99,179
H. J. Heinz Co.,
Term Loan B-2
3.500%	06/05/20	744	748,973
Pinnacle Foods,
Tranche Term Loan G
3.250%	04/29/20	720	715,261

			1,563,413

Health Care Equipment & Supplies
CHG Healthcare Services,
Term Loan (First Lien)
4.250%	11/19/19	74	73,846
Sage Products, Inc.,
Replacement Term Loan (First Lien)
4.250%	11/20/19	105	105,161

			179,007

Health Care Providers & Services
Alliance Healthcare Services, Inc.,
Initial Term Loan
4.250%	06/03/19	274	273,746
Emdeon, Inc.,
Term Loan B-2
3.750%	11/02/18	300	300,346

			574,092

Hotels, Restaurants & Leisure
CCM Merger, Inc.,
Term Loan
5.000%	03/01/17	75	75,495
NPC International, Inc.,
Term Loan
4.000%	12/28/18	49	48,759
ROC Finance LLC,
Funded Term Loan B
5.000%	05/22/19	89	87,836

			212,090

Household Products
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan
4.000%	12/31/18	88	87,688

Industrial Conglomerates
Rexnord LLC/RBS Global, Inc.,
Term Loan B
4.000%	08/21/20	99	99,102

Insurance
National Financial Partners Corp.,
Term Loan B
5.250%	06/30/20	65	65,634

Internet Software & Services
GO Daddy Group, Inc. (The),
Initial Term Loan
4.750%	05/01/21	32	31,810

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Media — 0.1%
Clear Channel Communications, Inc.,
Tranche Term Loan D
6.900%	01/29/16	314	$312,081
Tranche Term Loan E
7.650%	07/30/19	250	250,169
Cumulus Media,
Term Loan
4.250%	12/23/20	123	123,749
Entercom Radio LLC,
Term Loan B-2
4.046%	11/23/18	109	109,209
inVentiv Health, Inc.,
Consolidated Term Loan
7.500%	08/04/16	205	205,198
Radio One, Inc.,
Term Loan
7.500%	03/31/16	726	739,833
Univision Communications, Inc.,
Replacement First-Lien Term Loan
4.000%	03/01/20	393	392,810
Vertis, Inc.,
Term Loan
14.000%	08/02/15	354	1,328

			2,134,377

Multiline Retail — 0.1%
J.C. Penney Corp., Inc.,
Loan
6.000%	05/21/18	495	500,420
Rite Aid Corp.,
Tranche 1 Term Loan (Second Lien)
5.750%	08/21/20	30	30,628
Tranche 2 Term Loan
4.875%	06/21/21	142	143,217
Sears Roebuck Acceptance Corp.,
Term Loan
5.500%	06/30/18	114	115,610

			789,875

Oil, Gas & Consumable Fuels
Alon USA Partners LP,
Tranche Term Loan B
9.250%	11/13/18	27	28,387
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.375%	09/25/20	150	154,575
Kinetic Concepts, Inc.,
Dollar Term Loan E-1
4.000%	05/04/18	99	98,506
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20	28	28,076
NFR Energy,
Term Loan (Second Lien)
8.750%	01/18/18	117	118,855
Shelf Drilling,
Term Loan
10.000%	10/01/18	50	51,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Oil, Gas & Consumable Fuels (continued)
Stallion Oilfield,
Loan
8.000%	06/11/18	43	$43,137

			522,536

Real Estate
Realogy Corp.,
Extended Synthetic Commitment
4.400%	10/10/16	30	30,065

Semiconductors & Semiconductor Equipment
Axalta Coating Systems,
Refinanced Term Loan B
4.000%	02/01/20	102	102,316
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
4.250%	02/28/20	73	73,258
Semiconductor Components Industries LLC,
Term Loan
1.983%	01/02/18	127	123,398

			298,972

Software
Attachmate Corp.,
Term Loan (First Lien)
7.250%	11/22/17	4	3,550
7.250%	05/08/18	60	60,739
First Data Corp.,
2018B New Term Loan
4.154%	09/24/18	82	82,232
Syniverse Holdings, Inc.,
Term Loan B
4.000%	04/30/19	60	59,813
USI, Inc.,
Initial Term Loan
4.250%	12/27/19	155	154,978

			361,312

Specialty Retail
SUPERVALU, Inc.,
New Term Loan
4.500%	03/18/19	215	214,498

Technology Hardware, Storage & Peripherals
Dell, Inc.,
Term Loan B
4.500%	04/09/20	150	150,929

Telecommunications
Alcatel-Lucent USA, Inc.,
Term Loan C
4.500%	01/31/19	148	147,774
Altice Financing SA,
Term Loan
5.500%	07/15/19	40	40,594
Avaya, Inc.,
Term Loan B-3
4.727%	10/26/14	321	314,234
Cincinnati Bell, Inc.,
Tranche Term Loan B
4.000%	08/09/20	65	64,472

			567,074

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Transportation Infrastructure
Floatel International Ltd., Initial Term Loan
6.000%	05/20/20	33	$32,876
Navios Maritime Partners L.P., Term Loan
5.250%	06/28/18	64	64,999
Wabash National Corp., Term Loan B-1
4.500%	05/04/19	176	175,988

			273,863

TOTAL BANK LOANS (cost $12,060,485)			11,525,481

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
A10 Securitization LLC,
Series 2013-1, Class A, 144A
2.400%	11/15/25	927	931,557
Series 2013-2, Class A, 144A
2.620%	11/15/27	1,789	1,790,519
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 144A
3.652%(c)	09/15/26	160	160,894
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	1,068	1,152,116
Series 2006-5, Class A4
5.414%	09/10/47	1,220	1,313,574
Series 2006-5, Class AM
5.448%	09/10/47	490	526,852
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class AM
4.727%	07/10/43	765	785,120
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	2,025	1,988,941
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	166	171,696
Series 2007-PW16, Class AM
5.716%(c)	06/11/40	905	1,004,293
Citigroup Commercial Mortgage Trust,
Series 2005-C3, Class AM
4.830%(c)	05/15/43	420	431,607
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.216%(c)	07/15/44	1,430	1,498,016
Series 2005-CD1, Class AM
5.216%(c)	07/15/44	800	838,898
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.223%	08/15/48	777	829,935
Series 2006-C1, Class AM
5.254%	08/15/48	1,310	1,353,451

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Funding Corp.,
Series 2006-GG7, Class AM
5.820%(c)	07/10/38	1,685	$1,827,987
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2, Class A3
5.644%(c)	03/15/39	400	424,806
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AJ
5.075%(c)	02/15/38	670	684,323
Series 2005-C3, Class AM
4.730%	07/15/37	750	773,251
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class KERA, 144A
0.552%(c)	09/15/21	140	139,674
DBRR 2013-EZ2 Trust,
Series 2013-EZ2, Class A, 144A
0.853%(c)	02/25/45	1,603	1,599,255
Fannie Mae-Aces,
Series 2011-M2, Class A2
3.645%	04/25/21	1,239	1,334,536
Series 2011-M4, Class A2
3.726%	06/25/21	1,430	1,542,530
Series 2013-M7, Class A2
2.280%	12/27/22	1,465	1,415,741
Series 2012-M8, Class ASQ2
1.520%	12/25/19	1,328	1,336,480
Series 2012-M8, Class ASQ3
1.801%	12/25/19	1,515	1,503,983
Series 2013-M13, Class A2
2.624%	04/25/23	1,837	1,808,947
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.308%(c)	08/10/44	1,755	1,816,100
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class A4
5.240%(c)	01/12/43	600	629,270
Series 2006-CB16, Class A4
5.552%	05/12/45	1,114	1,197,298
Series 2006-LDP6, Class AM
5.525%(c)	04/15/43	825	883,200
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.833%(c)	06/15/38	509	549,665
Series 2006-C6, Class A4
5.372%	09/15/39	525	568,211
Series 2007-C1, Class AM
5.455%	02/15/40	1,460	1,596,237
Series 2007-C7, Class A3
5.866%(c)	09/15/45	761	856,094
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AJ
5.368%(c)	01/12/44	210	221,311
Series 2006-C1, Class A4
5.657%(c)	05/12/39	600	640,365
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class AM
5.370%	12/15/43	1,310	1,419,274
Series 2006-IQ12, Class AMFX

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
5.370%	12/15/43			1,255	$1,360,593
Series 2007-HQ11, Class X, IO, 144A
0.230%(c)	02/12/44			42,333	197,862
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A
1.000%	03/27/51			809	815,098
NorthStar Mortgage Trust,
Series 2012-1, Class A, 144A
1.357%(c)	08/25/29			513	513,430
Series 2013-1A, Class A, 144A
2.004%(c)	08/25/29			1,907	1,908,104
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4, Class A3
5.551%(c)	08/15/39			196	198,576
UBS Commercial Mortgage Trust,
Series 2012-C1, Class XA, IO, 144A
2.327%(c)	05/10/45			4,870	615,930
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63			647	668,349
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30			1,049	1,041,780
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45			836	890,324
Wells Fargo Resecuritization Trust,
Series 2012-IO, Class A, 144A
1.750%	08/20/21			453	453,488

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $47,834,415)					48,209,541

CONVERTIBLE BONDS — 0.3%
Airlines — 0.1%
Air France-KLM (France),
Gtd. Notes
2.030%	02/15/23		EUR	80	1,468,985

Commercial Services
Prospect Capital Corp.,
Sr. Unsec’d. Notes
5.875%	01/15/19			1,055	1,108,409

Diversified Financial Services
Somerset Cayuga Holding Co., Inc.,
Sr. Sec’d. Notes, PIK, 144A
20.000%	06/15/17	(g)		80	207,880

Insurance
AXA SA (France),
Sub. Notes
3.750%	01/01/17		EUR	317	1,212,621

Investment Companies — 0.1%
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/18			1,041	1,104,761
Sr. Unsec’d. Notes, 144A
4.375%	01/15/19	(a)		1,700	1,793,500

					2,898,261

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
Real Estate — 0.1%
British Land Co. Jersey Ltd. (The) (United Kingdom),
Gtd. Notes
1.500%	09/10/17	GBP	1,200	$2,308,940

Retail
Real Mex Restaurants, Inc.,
Notes
1.120%	01/01/40		102	—

TOTAL CONVERTIBLE BONDS (cost $8,518,417)				9,205,096

CORPORATE BONDS — 16.7%
Aerospace & Defense — 0.1%
Alliant Techsystems, Inc.,
Gtd. Notes, 144A
5.250%	10/01/21		41	42,333
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
5.200%	08/15/15		170	177,801
6.375%	06/01/19		70	80,718
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24		540	756,960
GenCorp, Inc.,
Sec’d. Notes
7.125%	03/15/21		44	48,070
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21		365	379,062
4.070%	12/15/42		620	597,725
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21		10	9,975
United Technologies Corp.,
Sr. Unsec’d. Notes
3.100%	06/01/22		64	64,826
4.500%	06/01/42		171	179,099
6.125%	02/01/19		290	342,668

				2,679,237

Agriculture — 0.1%
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
1.400%	06/05/15		970	978,228
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19		230	289,023
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	03/01/22		250	249,724
6.000%	11/27/17		190	216,728

				1,733,703

Air Freight & Logistics
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22		71	68,894

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Airlines — 0.2%
Air Canada 2013-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
4.125%	11/15/26		121	$122,556
American Airlines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.250%	07/31/22		52	56,525
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.000%	01/15/27		326	332,036
American Airlines 2013-2 Class A Pass-Through Trust,
Equipment Trust, 144A
4.950%	07/15/24		785	849,821
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	01/02/20		538	581,310
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23		160	179,337
Continental Airlines 2012-2 Class A Pass-Through Certificates,
Pass-Through Certificates
4.000%	04/29/26		83	84,241
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	(a)	553	652,556
Delta Air Lines 2007-1 Class C Pass-Through Trust,
Pass-Through Certificates
8.954%	08/10/14		244	244,143
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	(a)	91	98,795
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20		44	48,541
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21		61	66,165
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21		567	652,530
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27		67	69,010
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	(a)	575	583,625
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23		10	10,350

				4,631,541

Auto Components
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.750%	08/15/20		250	296,250
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/21		165	177,974
5.000%	03/30/20		150	166,974

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Auto Components (continued.)
Stackpole International Intermediate/Stackpole International Powder (Canada),
Sr. Sec’d. Notes, 144A
7.750%	10/15/21		75	$78,375

				719,573

Automobiles — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21		500	565,000
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
1.875%	01/11/18		565	570,117
2.375%	08/01/18		227	232,520
2.625%	09/15/16		195	201,477
2.950%	01/11/17		400	415,986
General Motors Co.,
Sr. Unsec’d. Notes, 144A
6.250%	10/02/43		695	797,513
General Motors Financial Co., Inc.,
Gtd. Notes
2.750%	05/15/16		585	593,775
3.250%	05/15/18		205	208,075
Nissan Motor Acceptance Corp. (Japan),
Unsec’d. Notes, 144A
1.800%	03/15/18		364	364,131
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17		99	100,221
Toyota Motor Credit Corp. (Japan),
Sr. Unsec’d. Notes, MTN
2.000%	09/15/16	(a)	1,945	1,995,232
2.000%	10/24/18		1,015	1,026,342

				7,070,389

Banks — 3.1%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	10/30/18	(a)	830	842,176
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
2.400%	11/23/16		317	328,084
Sr. Unsec’d. Notes, 144A
3.250%	03/01/16		120	124,738
4.875%	01/12/21		160	180,323
Sub. Notes, 144A
4.500%	03/19/24		1,250	1,282,995
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49		2,700	2,689,883
8.000%(c)	07/29/49		306	338,667
8.125%(c)	12/29/49		204	229,500
Sr. Unsec’d. Notes
1.500%	10/09/15		935	943,609
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18		1,790	1,801,551
3.300%	01/11/23		2,780	2,740,124
Sr. Unsec’d. Notes
3.750%	07/12/16		1,430	1,504,301
3.875%	03/22/17		1,245	1,327,898

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, MTN
5.000%	05/13/21		75	$83,714
5.000%	01/21/44		530	562,300
Sr. Unsec’d. Notes
5.625%	10/14/16		620	680,720
5.625%	07/01/20		630	724,773
Sr. Unsec’d. Notes, MTN
5.650%	05/01/18		70	79,348
Sr. Unsec’d. Notes
6.500%	08/01/16		267	295,940
Sub. Notes
5.420%	03/15/17		700	770,141
Bank of America NA,
Sub. Notes
0.513%(c)	06/15/16		500	497,401
Bank of Montreal (Canada),
Covered Bonds, 144A
1.300%	10/31/14		250	250,830
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17		341	341,937
1.450%	04/09/18	(a)	960	951,277
2.375%	01/25/19	(a)	1,265	1,285,604
Bank of Nova Scotia (Canada),
Covered Bonds, 144A
1.650%	10/29/15		166	168,671
Sr. Unsec’d. Notes
1.375%	12/18/17		200	199,552
3.400%	01/22/15		120	122,074
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.350%	02/23/17		226	232,587
2.700%	09/09/18		300	309,175
4.100%	09/09/23		200	213,298
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
1.700%	01/20/17		560	564,646
Banque Federative Du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
2.750%	01/22/19	(a)	1,325	1,356,436
Barclays Bank PLC (United Kingdom),
Covered Bonds, 144A
2.500%	09/21/15		200	204,924
Sr. Unsec’d. Notes
2.750%	02/23/15		625	634,423
5.200%	07/10/14		100	100,090
Sub. Notes, 144A
6.050%	12/04/17		1,510	1,712,965
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	04/29/16		515	545,252
Sub. Notes
4.900%	06/30/17		80	87,359
BPCE SA (France),
Bank Gtd. Notes
2.500%	12/10/18	(a)	1,275	1,292,423
Sub. Notes, 144A
5.700%	10/22/23	(a)	675	743,249

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Branch Banking & Trust Co.,
Sub. Notes
0.536%(c)	05/23/17		522	$518,094
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/15/18	(a)	220	236,225
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49		1,250	1,199,219
6.300%(c)	12/29/49		300	305,625
Sr. Unsec’d. Notes
1.700%	07/25/16	(a)	655	663,609
2.500%	09/26/18		1,155	1,173,825
3.375%	03/01/23	(a)	1,171	1,166,520
4.500%	01/14/22	(a)	435	472,846
4.587%	12/15/15	(a)	254	267,753
4.750%	05/19/15		588	609,475
4.950%	11/07/43	(a)	935	998,392
5.375%	08/09/20		301	344,928
6.000%	08/15/17		6	6,791
6.125%	11/21/17		1,200	1,372,496
8.500%	05/22/19		490	626,314
Sub. Notes
0.505%(c)	06/09/16		1,230	1,218,813
6.675%	09/13/43		65	80,919
Comerica, Inc.,
Sr. Unsec’d. Notes
3.000%	09/16/15		60	61,709
Commonwealth Bank of Australia (Australia),
Covered Bonds, 144A
2.250%	03/16/17		250	257,931
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
3.375%	01/19/17		45	47,653
5.750%	12/01/43		565	651,077
Sr. Unsec’d. Notes, 144A
3.200%	03/11/15		500	509,939
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
3.875%	04/15/24	(a)	1,110	1,125,228
Sub. Notes, 144A
8.125%(c)	09/19/33		435	495,769
Credit Suisse Group AG (Swaziland),
Jr. Sub. Notes, 144A
6.250%(c)	12/29/49	(a)	790	793,002
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.250%	01/11/16		300	311,284
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		2,260	2,273,463
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
3.200%	04/03/17		1,000	1,052,219
DNB Boligkreditt A/S (Norway),
Covered Bonds, 144A
2.100%	10/14/16		379	386,883

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Fifth Third Bancorp,
Jr. Sub. Notes
4.900%(c)	12/29/49		620	$616,621
5.100%(c)	12/29/49		760	730,170
Sub. Notes
8.250%	03/01/38		100	147,166
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18		665	659,797
4.125%	08/12/20		1,517	1,641,972
4.750%	01/19/21		300	334,453
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.000%	06/30/15		350	365,243
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	03/30/22	(a)	1,018	1,083,045
5.100%	04/05/21		1,386	1,574,883
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	(a)	200	200,448
3.500%	06/23/24		1,335	1,338,789
Intesa Sanpaolo SpA (Italy),
Bank Gtd. Notes
5.250%	01/12/24		1,350	1,476,290
KeyBank NA,
Sub. Notes
5.700%	11/01/17		205	230,833
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21		100	113,310
Manufacturers & Traders Trust Co.,
Sub. Notes
6.625%	12/04/17		250	290,896
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
5.000%	01/15/15		700	716,534
National Australia Bank Ltd. (Australia),
Covered Bonds, 144A
2.000%	06/20/17		330	337,603
Sr. Unsec’d. Notes, 144A
2.750%	09/28/15		220	225,995
3.000%	07/27/16		600	625,373
Sr. Unsec’d. Notes
3.000%	01/20/23	(a)	1,045	1,020,586
National City Corp.,
Sub. Notes
6.875%	05/15/19		100	119,432
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/17		350	368,688
Sub. Notes, 144A
4.875%	05/13/21		237	257,270
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
1.625%	03/13/15		200	201,491
PNC Bank NA,
Sub. Notes
2.700%	11/01/22	(a)	1,160	1,118,194

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
2.950%	01/30/23		720	$704,676
6.000%	12/07/17		253	289,784
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49	(a)	605	581,556
Sr. Unsec’d. Notes
2.854%	11/09/22		340	331,903
PNC Funding Corp.,
Bank Gtd. Notes
5.125%	02/08/20		300	342,682
6.700%	06/10/19		160	193,543
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/18	(a)	563	561,557
2.000%	10/01/18		397	402,248
Sr. Unsec’d. Notes, MTN
2.200%	07/27/18		1,265	1,291,783
2.300%	07/20/16		295	304,502
Royal Bank of Scotland PLC (The) (United Kingdom),
Bank Gtd. Notes
6.125%	01/11/21		200	235,270
Sub. Notes, RegS
9.500%(c)	03/16/22		145	170,013
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18		2,286	2,283,485
2.375%	11/20/18		815	827,070
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19		530	523,635
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.200%	01/26/24	(a)	350	373,278
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.500%	01/20/17		250	264,695
Svenska Handelsbanken AB (Sweden),
Bank Gtd. Notes
3.125%	07/12/16		250	261,814
Sr. Unsec’d. Notes
2.500%	01/25/19	(a)	1,760	1,800,102
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18		1,235	1,233,291
2.125%	09/29/17		1,965	2,001,294
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.200%	07/29/15		115	117,290
Sr. Unsec’d. Notes, MTN
1.400%	04/30/18		1,070	1,061,100
2.500%	07/14/16		287	297,239
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
1.650%	05/15/17		211	214,221
3.000%	03/15/22		133	134,392
4.125%	05/24/21		133	144,590
Union Bank NA,
Sr. Unsec’d. Notes
2.625%	09/26/18		1,225	1,259,794

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Wachovia Bank NA,
Sub. Notes
6.000%	11/15/17		600	$687,422
Wachovia Corp.,
Sr. Unsec’d. Notes, MTN
5.750%	02/01/18		1,400	1,602,713
Wells Fargo & Co.,
Jr. Sub. Notes
7.980%(c)	03/29/49	(a)	2,655	3,020,062
Sr. Unsec’d. Notes
1.500%	07/01/15		1,050	1,061,842
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22		1,000	1,033,626
Sub. Notes
3.450%	02/13/23	(a)	290	288,581
4.125%	08/15/23		420	436,298
5.375%	11/02/43	(a)	1,140	1,254,044
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
2.450%	11/28/16		200	207,214
Sr. Unsec’d. Notes
4.875%	11/19/19		200	225,275
Sub. Notes
4.625%	06/01/18		650	701,696

				93,093,621

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
1.500%	07/14/14		91	91,041
2.500%	07/15/22		1,000	958,236
5.375%	01/15/20		1,510	1,743,292
8.000%	11/15/39		160	241,268
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21		33	32,794
4.250%	05/01/23		66	66,247
Crestview DS Merger Sub II, Inc.,
Sec’d. Notes, 144A
10.000%	09/01/21	(a)	45	50,287
Diageo Capital PLC (United Kingdom),
Gtd. Notes
1.500%	05/11/17		113	114,294
2.625%	04/29/23		530	508,067
5.750%	10/23/17		180	205,255
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17		110	109,947
3.400%	04/01/22		250	252,609
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.250%	08/13/17		180	180,594
2.750%	03/05/22		620	614,220
2.750%	03/01/23		655	640,323
3.000%	08/25/21		94	95,415

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Beverages (continued)
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.750%	01/15/22		500	$517,733

				6,421,622

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.450%	10/01/20		300	313,732
3.625%	05/15/22		405	417,494
3.625%	05/22/24		1,000	1,008,844
5.650%	06/15/42		560	638,746
6.375%	06/01/37		200	247,660
6.400%	02/01/39		61	76,123
Celgene Corp.,
Sr. Unsec’d. Notes
1.900%	08/15/17		195	197,845
3.250%	08/15/22		85	84,812
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21		1,185	1,315,982
4.800%	04/01/44		450	474,838

				4,776,076

Building Materials
Cemex Espana Luxembourg (Mexico),
Sr. Sec’d. Notes, 144A
9.250%	05/12/20		155	169,531
9.875%	04/30/19		150	172,125
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		275	323,469
CRH America, Inc. (Ireland),
Gtd. Notes
6.000%	09/30/16		75	83,213
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22		40	39,750
Masonite International Corp.,
Gtd. Notes, 144A
8.250%	04/15/21		90	98,100
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19		80	83,600
US Concrete, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	12/01/18		40	43,400
USG Corp.,
Gtd. Notes, 144A
5.875%	11/01/21		26	27,560
7.875%	03/30/20		2	2,215
Sr. Unsec’d. Notes
6.300%	11/15/16		30	32,400

				1,075,363

Capital Markets — 0.9%
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/29/49	(a)	1,281	1,191,330

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Capital Markets (continued)
Sr. Unsec’d. Notes, MTN
2.400%	01/17/17		219	$226,744
3.100%	01/15/15		50	50,750
Sr. Unsec’d. Notes
5.450%	05/15/19		300	345,685
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.375%	06/01/22		150	154,830
6.250%	09/15/17		240	276,364
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%(c)	12/29/49	(a)	2,000	2,066,250
Sr. Unsec’d. Notes
2.375%	01/22/18		1,690	1,716,256
2.900%	07/19/18		1,195	1,231,173
3.625%	01/22/23	(a)	2,015	2,023,667
4.000%	03/03/24		375	381,735
5.250%	07/27/21		173	194,267
Sr. Unsec’d. Notes, MTN
5.375%	03/15/20		370	419,127
Sr. Unsec’d. Notes
5.750%	01/24/22		340	393,443
5.950%	01/18/18		100	113,605
6.150%	04/01/18		230	263,769
Sr. Unsec’d. Notes, MTN
7.500%	02/15/19		1,960	2,391,898
Sub. Notes
6.450%	05/01/36	(a)	605	706,474
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24		114	119,109
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49		3,105	3,161,635
Sr. Unsec’d. Notes
2.125%	04/25/18		815	823,953
3.450%	11/02/15	(a)	200	206,940
3.750%	02/25/23		1,200	1,220,735
3.800%	04/29/16		845	887,188
Sr. Unsec’d. Notes, MTN
4.000%	07/24/15		750	776,768
Sr. Unsec’d. Notes
4.750%	03/22/17		650	707,680
Sr. Unsec’d. Notes, MTN
5.550%	04/27/17		1,300	1,445,731
Sr. Unsec’d. Notes
5.750%	01/25/21	(a)	115	133,587
6.375%	07/24/42		165	209,359
Sr. Unsec’d. Notes, MTN
6.625%	04/01/18	(a)	1,385	1,619,028
7.300%	05/13/19		950	1,161,610
Sub. Notes
5.000%	11/24/25	(a)	280	298,639
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
5.000%	03/04/15		400	411,211
State Street Corp.,
Sr. Sub. Notes
3.100%	05/15/23		108	106,055

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Capital Markets (continued)
Sr. Unsec’d. Notes
3.700%	11/20/23		423	$438,759
UBS AG (Switzerland),
Sr. Unsec’d. Notes
3.875%	01/15/15		145	147,773
5.750%	04/25/18		130	149,050
5.875%	12/20/17		200	228,432

				28,400,609

Chemicals — 0.2%
Ashland, Inc.,
Gtd. Notes
4.750%	08/15/22		350	351,750
Basell Finance Co. BV (Netherlands),
Gtd. Notes, 144A
8.100%	03/15/27		134	180,018
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		245	245,375
5.375%	03/15/44		400	428,897
Chemtura Corp.,
Gtd. Notes
5.750%	07/15/21	(a)	40	41,500
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22		200	196,704
4.125%	11/15/21	(a)	120	128,785
7.375%	11/01/29		150	199,840
8.550%	05/15/19		101	129,812
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
1.950%	01/15/16		58	59,272
4.150%	02/15/43		89	86,815
6.000%	07/15/18		150	175,250
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41		295	344,057
Hexion US Finance Corp.,
Sr. Sec’d. Notes
6.625%	04/15/20		250	265,000
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19		250	273,125
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		970	1,094,137
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		288	299,543
4.250%	11/15/23		124	130,901
5.450%	11/15/33		790	885,223
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
3.250%	12/01/17		200	211,090
PPG Industries, Inc.,
Sr. Unsec’d. Notes
7.400%	08/15/19		250	305,021

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Chemicals (continued)
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96		130	$159,977

				6,192,092

Coal
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21	(a)	415	413,444

Commercial Services — 0.1%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19		79	64,583
ADT Corp. (The),
Sr. Unsec’d. Notes
3.500%	07/15/22		35	31,850
4.125%	06/15/23	(a)	353	325,643
4.875%	07/15/42		37	30,895
6.250%	10/15/21	(a)	85	90,100
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23		400	409,000
9.750%	03/15/20		100	113,250
Catalent Pharma Solutions, Inc.,
Gtd. Notes
7.875%	10/15/18		175	178,063
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19		22	24,860
Ceridian LLC/Comdata, Inc.,
Gtd. Notes, 144A
8.125%	11/15/17		13	13,130
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.750%	03/15/17	(a)	24	24,751
5.625%	03/15/42		65	73,529
6.700%	06/01/34		110	137,678
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21		105	114,239
Garda World Security Corp. (Canada),
Gtd. Notes, 144A
7.250%	11/15/21		95	99,869
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22		47	51,935
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	(a)	130	135,850
7.375%	01/15/21		120	130,200
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	12/15/17	(a)	50	51,031
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
7.000%	09/01/20		30	32,850
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21		33	35,970

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Commercial Services (continued)
Quad/Graphics, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/22	55	$55,000
Speedy Cash Intermediate Holdings Corp.,
Sec’d. Notes, 144A
10.750%	05/15/18	110	111,650
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK
9.625%	06/15/18	263	276,939
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24	150	155,813
7.625%	04/15/22	500	561,250

			3,329,928

Commercial Services & Supplies
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
7.625%	06/15/20	276	313,260

Communications Equipment — 0.1%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
3.625%	03/04/24	380	390,584
4.450%	01/15/20	80	88,630
5.500%	01/15/40	1,045	1,216,747

			1,695,961

Construction & Engineering — 0.1%
Fluor Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/21	153	157,627
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	06/25/17	1,785	1,814,147

			1,971,774

Consumer Finance — 0.2%
Ally Financial, Inc.,
Gtd. Notes
4.625%	06/26/15	250	258,125
8.000%	11/01/31	120	153,300
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17	340	389,472
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18	955	951,960
7.000%	03/19/18	320	380,529
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	03/24/17	83	85,806
2.800%	09/19/16	100	104,122
5.125%	08/25/14	300	302,138
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	2,040	2,026,220
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.150%	03/23/15	500	506,069

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Consumer Finance (continued)
4.750%	07/15/21	(a)	265	$294,810

				5,452,551

Consumer Products
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22		43	46,548

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20		500	553,750
Berry Plastics Corp.,
Sec’d. Notes
9.750%	01/15/21		125	142,500
Beverage Packaging Holdings Luxembourg II SA,
Gtd. Notes, 144A
5.625%	12/15/16		65	66,625
Sealed Air Corp.,
Gtd. Notes, 144A
6.500%	12/01/20		70	78,750
8.375%	09/15/21		400	458,000

				1,299,625

Distribution/Wholesale — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.375%	11/01/15		40	41,279
6.000%	04/01/20		100	112,025
6.875%	06/01/18		145	167,865
7.500%	01/15/27		150	185,147
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20		40	43,700
Sr. Sec’d. Notes
8.125%	04/15/19		390	428,513
VWR Funding, Inc.,
Gtd. Notes
7.250%	09/15/17		290	306,675

				1,285,204

Diversified Financial Services — 1.1%
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.600%	02/16/18		200	200,633
Sr. Unsec’d. Notes
2.125%	10/10/18	(a)	67	68,063
Sr. Unsec’d. Notes, 144A
2.600%	09/20/16		328	340,912
Blackstone Holdings Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
5.875%	03/15/21		560	650,134
Caisse Centrale Desjardins (Canada),
Covered Bonds, 144A
2.550%	03/24/16		291	300,780
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18		35	37,800

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
4.400%	11/25/19		935	$1,039,917
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22		180	179,139
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		163	135,494
Countrywide Financial Corp.,
Sub. Notes
6.250%	05/15/16		200	218,244
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20		148	156,880
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.487%(c)	05/09/16		200	202,948
1.700%	05/09/16		1,270	1,286,171
3.000%	06/12/17		4,825	5,033,681
3.984%	06/15/16		353	373,005
4.207%	04/15/16		327	345,117
4.250%	02/03/17		1,195	1,283,354
4.375%	08/06/23	(a)	345	368,436
General Electric Capital Corp.,
Jr. Sub. Notes
6.250%(c)	12/29/49		1,400	1,557,500
Sr. Sec’d. Notes
2.100%	12/11/19		494	493,753
Sr. Unsec’d. Notes
1.625%	04/02/18	(a)	930	931,522
2.250%	11/09/15		375	383,582
Sr. Unsec’d. Notes, MTN
3.450%	05/15/24	(a)	705	707,522
4.375%	09/16/20	(a)	2,505	2,766,580
4.625%	01/07/21		750	835,153
5.625%	09/15/17		1,200	1,358,431
5.875%	01/14/38		1,225	1,486,176
6.000%	08/07/19		1,850	2,191,414
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
5.210%(c)	12/21/65	(a)	200	196,000
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65		150	150,000
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.750%	03/07/17		328	348,884
ING US, Inc.,
Gtd. Notes
2.900%	02/15/18		1,970	2,041,393
5.500%	07/15/22		145	166,071
5.650%(c)	05/15/53		435	442,613
IntercontinentalExchange Group, Inc.,
Gtd. Notes
2.500%	10/15/18		293	299,717
4.000%	10/15/23		442	465,970

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	04/01/19		250	$275,000
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/09/15		185	190,911
8.500%	07/15/19		580	725,000
John Deere Capital Corp.,
Sr. Unsec’d. Notes
1.200%	10/10/17		98	97,682
1.700%	01/15/20		33	32,035
2.250%	04/17/19		133	134,512
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
2.000%	08/15/16		318	323,776
5.000%	02/22/17		378	411,944
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.250%	01/14/21		282	323,095
7.300%	08/01/14		315	316,641
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.000%	04/05/17		200	204,464
2.100%	08/02/18		209	210,883
2.500%	10/17/22		132	127,034
3.125%	04/14/16		200	208,418
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
6.400%	08/28/17		1,555	1,776,244
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18		110	148,194
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
9.625%	05/01/19		61	68,015

				34,616,837

Diversified Telecommunication Services — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	06/01/17	(a)	960	971,163
2.375%	11/27/18	(a)	1,260	1,281,129
3.000%	02/15/22		660	657,047
3.875%	08/15/21		200	212,771
4.300%	12/15/42		2,683	2,539,768
4.350%	06/15/45		188	178,209
4.800%	06/15/44		550	561,472
5.350%	09/01/40		273	296,948
Nippon Telegraph & Telephone Corp. (Japan),
General Ref. Mortgage
1.400%	07/18/17		124	124,733
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/16		1,184	1,220,400
3.850%	11/01/42		2,175	1,915,007
4.500%	09/15/20	(a)	763	839,294
5.150%	09/15/23		1,040	1,163,857
6.400%	09/15/33		1,383	1,694,089
6.550%	09/15/43		1,735	2,183,395

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
7.750%	12/01/30		275	$377,140
Verizon Maryland, Inc.,
Gtd. Notes
5.125%	06/15/33		345	351,518
Verizon Pennsylvania, Inc.,
Gtd. Notes
8.350%	12/15/30		500	651,025

				17,218,965

Electric — 0.6%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42		135	129,588
5.875%	12/01/22		160	194,817
6.125%	05/15/38		30	38,331
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21		150	167,199
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42		56	58,455
5.050%	09/01/41		107	120,527
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22		620	609,532
3.350%	07/01/23		485	492,317
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.750%	11/15/23	(a)	537	553,214
5.150%	11/15/43		155	173,784
Cleveland Electric Illuminating Co. (The),
First Mortgage
8.875%	11/15/18		120	152,331
Consumers Energy Co.,
First Mortgage
2.850%	05/15/22		100	100,096
5.650%	04/15/20		105	122,651
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		850	861,215
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42		200	198,186
5.625%	04/01/34		150	183,520
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21		22	24,312
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.050%	07/07/24		550	759,674
8.400%	01/15/22		120	158,919
9.400%	02/01/21		130	177,344
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.000%	03/15/19		170	206,517
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24		890	886,954

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42		223	$232,914
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41		300	334,927
LG&E & KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15		1,185	1,201,061
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		240	297,561
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		260	254,604
Monongahela Power Co.,
First Mortgage, 144A
5.400%	12/15/43		510	583,592
Nevada Power Co.,
General Ref. Mortgage
6.500%	08/01/18		305	360,626
NRG Energy, Inc.,
Gtd. Notes
8.250%	09/01/20		300	327,750
Oglethorpe Power Corp.,
First Mortgage
5.375%	11/01/40		375	428,475
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	03/15/44		400	425,045
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
6.375%	01/15/15		100	103,040
6.800%	09/01/18		160	190,251
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.450%	08/15/22		113	108,030
4.450%	04/15/42		67	68,510
4.750%	02/15/44		505	537,583
6.050%	03/01/34	(a)	150	185,507
8.250%	10/15/18		130	162,429
PacifiCorp,
First Mortgage
2.950%	02/01/22		2,525	2,558,259
Peco Energy Co.,
First Mortgage
2.375%	09/15/22		150	144,116
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		1,188	1,191,537
4.400%	01/15/21		93	101,909
7.750%	03/01/31		150	211,997
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21		50	52,814
4.300%	11/15/23		61	63,745
5.320%	09/15/16		350	382,659

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	1,390	$1,447,249
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26	120	149,463
Sierra Pacific Power Co.,
General Ref. Mortgage
3.375%	08/15/23	98	100,155
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
1.750%	05/22/18	200	196,692
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Sr. Sec’d. Notes, 144A(i)
11.500%	10/01/20	50	45,625
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	195,201

			19,012,809

Electric Utilities — 0.5%
DTE Electric Co.,
General Ref. Mortgage
2.650%	06/15/22	53	52,080
3.900%	06/01/21	250	269,841
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	46	47,952
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21	200	217,148
4.300%	06/15/20	655	723,657
First Ref. Mortgage
6.000%	01/15/38	31	39,564
7.000%	11/15/18	100	121,192
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22	1,097	1,092,599
5.050%	09/15/19	1,500	1,698,798
Duke Energy Indiana, Inc.,
First Mortgage
3.750%	07/15/20	90	96,216
Duke Energy Progress, Inc.,
First Mortgage
4.100%	03/15/43	100	98,669
Dynegy Holdings Escrow,
Notes(i)
7.625%	10/15/26	24	—
7.750%	06/01/19	676	—
EDP Finance BV (Portugal),
Sr. Unsec’d. Notes, 144A
5.250%	01/14/21	505	535,300
Electricite de France (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	605	644,986
Sub. Notes, 144A
5.250%(c)	01/29/49	830	846,708

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Enel Finance International NV (Italy),
Gtd. Notes, 144A
5.125%	10/07/19		250	$281,468
Enel SpA (Italy),
Sub. Notes, 144A
8.750%(c)	09/24/73	(a)	775	912,563
Entergy Arkansas, Inc.,
First Mortgage
3.750%	02/15/21		950	1,010,881
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20		270	284,642
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.200%	06/01/15		39	39,237
1.339%	09/01/15		48	48,352
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22		630	640,289
4.200%	06/15/22		500	534,627
4.700%	06/01/43		105	107,691
6.700%(c)	03/30/67		1,185	1,208,700
PPL WEM Holdings PLC,
Sr. Unsec’d. Notes, 144A
5.375%	05/01/21		280	314,954
Southern California Edison Co.,
First Ref. Mortgage
5.500%	03/15/40		80	96,537
Sr. Unsec’d. Notes
6.650%	04/01/29		150	192,657
Southern Co. (The),
Sr. Unsec’d. Notes
1.950%	09/01/16		104	106,437
2.450%	09/01/18		235	240,816
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		800	887,139
5.250%	07/15/43		220	245,067
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20		1,300	1,452,211

				15,088,978

Electrical Equipment
Belden, Inc.,
Gtd. Notes, 144A
5.250%	07/15/24		15	15,113
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17		54	54,067
4.000%	11/02/32		42	42,027

				111,207

Electronic Equipment, Instruments & Components — 0.1%
Anixter, Inc.,
Gtd. Notes
5.625%	05/01/19		250	268,437

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components (continued)
Artesyn Escrow, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/20	22	$21,615
General Cable Corp.,
Gtd. Notes, 144A
6.500%	10/01/22	400	407,000
International Wire Group Holdings, Inc.,
Sec’d. Notes, 144A
8.500%	10/15/17	110	119,350
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
3.750%	03/15/22	145	152,463
7.200%	06/01/26	205	257,413
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19	55	58,163

			1,284,441

Electronics
Sanmina Corp.,
Sr. Sec’d. Notes, 144A
4.375%	06/01/19	30	29,963

Energy
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20	42	44,783

Energy Equipment & Services
Pioneer Energy Services Corp.,
Gtd. Notes
9.875%	03/15/18	54	56,700
Schlumberger Investment SA,
Gtd. Notes, 144A
3.300%	09/14/21	105	108,912
Gtd. Notes
3.650%	12/01/23	735	764,349

			929,961

Entertainment
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A(i)
9.750%	05/30/20	235	164,217
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19	65	73,937
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21	60	60,675
Pinnacle Entertainment, Inc.,
Gtd. Notes
6.375%	08/01/21	60	63,300
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19	22	23,980
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.250%	12/01/18	75	79,688

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Entertainment (continued)
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21		75	$84,750

				550,547

Environmental Control
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19	(a)	100	104,500
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22		179	185,042
5.500%	09/15/19		335	384,443
Waste Management, Inc.,
Gtd. Notes
4.600%	03/01/21		74	81,870
4.750%	06/30/20		100	111,806

				867,661

Food & Staples Retailing — 0.2%
Aramark Corp.,
Gtd. Notes
5.750%	03/15/20		60	63,450
CVS Caremark Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		820	792,022
4.000%	12/05/23	(a)	557	582,882
5.300%	12/05/43		290	327,835
5.750%	05/15/41	(a)	445	533,567
6.125%	09/15/39	(a)	190	236,583
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30		232	280,631
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40		23	25,367
6.800%	12/15/18		55	65,111
7.500%	04/01/31		110	144,963
Sr. Unsec’d. Notes
2.200%	01/15/17		93	95,427
3.400%	04/15/22		290	293,931
3.850%	08/01/23		1,045	1,073,700
5.150%	08/01/43		255	275,474
Tops Holding Corp./Tops Markets LLC,
Sr. Sec’d. Notes
8.875%	12/15/17		95	103,313
Walgreen Co.,
Sr. Unsec’d. Notes
3.100%	09/15/22		162	159,158
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43		605	579,535
4.300%	04/22/44		200	202,001
5.000%	10/25/40		1,310	1,460,254

				7,295,204

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Food Products — 0.1%
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.300%	01/25/16		30	$30,249
2.100%	03/15/18		61	61,195
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21		340	347,024
H. J. Heinz Co.,
Sec’d. Notes
4.250%	10/15/20		610	613,813
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21		87	93,307
7.250%	06/01/21		43	46,117
8.250%	02/01/20		44	47,740
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.000%	06/04/42		489	522,788
5.375%	02/10/20		314	357,157
6.875%	01/26/39		218	285,125
Post Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/01/21		83	88,187
Gtd. Notes
7.375%	02/15/22	(a)	400	432,500

				2,925,202

Foods
Big Heart Pet Brands,
Gtd. Notes
7.625%	02/15/19		274	285,535
Bumble Bee Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		241	257,267
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		35	35,525
Sun Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/18		86	89,870
5.875%	08/01/21		39	41,243
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20		22	23,128

				732,568

Gaming
MTR Gaming Group, Inc.,
Sec’d. Notes
11.500%	08/01/19		60	67,425

Gas Utilities — 0.1%
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21		150	155,954
4.400%	06/01/43		63	64,341
5.875%	03/15/41		91	111,795
6.375%	07/15/16		150	165,489

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Gas Utilities (continued)
Atmos Energy Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/14		120	$121,557
8.500%	03/15/19		300	383,681
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16		430	446,758

				1,449,575

Hand/Machine Tools
BC Mountain LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
7.000%	02/01/21		22	21,285
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		115	125,925

				147,210

Health Care Equipment & Supplies
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20	(a)	33	34,650
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18		69	69,105
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20		250	269,375
ConvaTec Healthcare E SA (Luxembourg),
Gtd. Notes, 144A
10.500%	12/15/18		200	216,500
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18		250	262,500
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20		170	183,904

				1,036,034

Health Care Providers & Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22		650	627,921
4.500%	05/15/42		450	457,839
6.750%	12/15/37		100	132,911
Amsurg Corp.,
Gtd. Notes
5.625%	11/30/20		35	35,350
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20		80	86,600
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22		885	939,139
5.375%	02/15/42		125	142,589
Express Scripts Holding Co.,
Gtd. Notes
2.100%	02/12/15		1,000	1,010,092
2.650%	02/15/17		305	316,865

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
3.125%	05/15/16		690	$718,859
3.900%	02/15/22		225	235,472
4.750%	11/15/21	(a)	1,135	1,256,196
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	(a)	85	91,269
7.750%	05/15/21		250	274,063
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	(a)	250	288,437
Sr. Sec’d. Notes
7.250%	09/15/20	(a)	194	207,823
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	(a)	70	74,637
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17		195	198,497
2.500%	11/01/18		170	173,226
LifePoint Hospitals, Inc.,
Gtd. Notes, 144A
5.500%	12/01/21		20	20,950
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		464	444,075
4.883%	03/15/44		400	420,063
National Mentor Holdings, Inc.,
Gtd. Notes, 144A
12.500%	02/15/18		163	173,187
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20		74	80,290
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19	(a)	26	26,358
Sr. Unsec’d. Notes
6.750%	02/01/20	(a)	500	543,125
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23		58	56,213
3.875%	10/15/20		690	741,124
3.950%	10/15/42		35	32,788
6.625%	11/15/37		270	358,102
WellPoint, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18	(a)	440	448,262
3.300%	01/15/23	(a)	35	34,958
4.625%	05/15/42		365	371,619
4.650%	01/15/43		141	143,358
5.100%	01/15/44		705	767,673

				11,929,930

Home Builders
K Hovnanian Enterprises, Inc.,
Gtd. Notes
11.875%	10/15/15		120	133,800
Sec’d. Notes, 144A
9.125%	11/15/20		63	70,245

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Home Builders (continued)
M/I Homes, Inc.,
Gtd. Notes
8.625%	11/15/18		91	$96,915
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		60	66,075
Standard Pacific Corp.,
Gtd. Notes
8.375%	01/15/21		80	94,800
10.750%	09/15/16	(a)	13	15,389
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
7.750%	04/15/20		41	44,793
Toll Brothers Finance Corp.,
Gtd. Notes
6.750%	11/01/19		10	11,525
WCI Communities, Inc.,
Gtd. Notes
6.875%	08/15/21		101	104,030

				637,572

Hotels, Restaurants & Leisure
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/21		80	85,000
MGM Resorts International,
Gtd. Notes
7.625%	01/15/17		250	282,500
7.750%	03/15/22	(a)	250	293,125
11.375%	03/01/18		200	260,000
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27		4	4,560

				925,185

Household Durables
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.125%	07/01/22	(a)	92	95,680
6.500%	12/15/20		33	34,897
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17		50	56,750
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19		12	12,285
6.950%	06/01/18		10	11,275
12.250%	06/01/17		100	127,000

				337,887

Household Products — 0.1%
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	(a)	400	415,000
Prestige Brands, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	12/15/21	(a)	50	51,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Household Products (continued)
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34		200	$250,383
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21	(a)	69	70,897
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19		600	635,250
9.875%	08/15/19		285	315,638
Sr. Sec’d. Notes
7.875%	08/15/19		200	217,750

				1,955,918

Independent Power & Renewable Electricity Producers
AES Corp. (The),
Sr. Unsec’d. Notes
3.227%(c)	06/01/19		60	60,450
5.500%	03/15/24		20	20,450

				80,900

Industrial Conglomerates — 0.1%
Danaher Corp.,
Sr. Unsec’d. Notes
3.900%	06/23/21		139	149,308
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		53	52,048
4.125%	10/09/42		900	888,885
Hutchison Whampoa International 10 Ltd. (Hong Kong),
Gtd. Notes, 144A
6.000%(c)	04/29/49		650	681,688
Hutchison Whampoa International 12 II Ltd. (Hong Kong),
Gtd. Notes, 144A
3.250%	11/08/22		200	196,344
J.B. Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22		60	66,750
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
6.125%	08/17/26		180	223,702

				2,258,725

Insurance — 0.6%
ACE INA Holdings, Inc.,
Gtd. Notes
5.600%	05/15/15		170	177,484
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		185	246,558
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23		122	122,415
Sub. Notes
5.750%(c)	08/15/53		700	751,839
American International Group, Inc.,
Jr. Sub. Notes
8.175%(c)	05/15/68		245	337,487
Jr. Sub. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
8.625%(c)	05/22/68		GBP	100	$203,484
Sr. Unsec’d. Notes
3.375%	08/15/20			1,720	1,787,310
4.125%	02/15/24			165	173,685
4.875%	06/01/22			380	423,154
6.400%	12/15/20			1,195	1,442,659
Aon Corp. (United Kingdom),
Gtd. Notes
3.125%	05/27/16			125	130,127
3.500%	09/30/15			34	35,167
6.250%	09/30/40			33	41,071
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.450%	12/15/15			133	136,770
2.900%	10/15/20	(a)		245	252,325
3.000%	05/15/22			325	326,786
4.300%	05/15/43	(a)		635	630,843
4.400%	05/15/42			165	166,859
5.400%	05/15/18			700	800,611
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43			445	458,827
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/14			100	102,498
5.875%	08/15/20			125	146,274
Genworth Financial, Inc.,
Gtd. Notes
7.700%	06/15/20			50	61,619
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21			68	74,799
7.800%	03/07/87			150	177,000
10.750%(c)	06/15/88			211	322,303
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26			200	257,073
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22			29	30,932
4.850%	06/24/21			30	33,328
6.250%	02/15/20			390	463,074
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23			810	808,102
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41			66	75,044
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66			285	318,487
Sr. Unsec’d. Notes
4.125%	08/13/42	(a)		250	243,302
4.750%	02/08/21	(a)		570	637,026
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.000%	01/10/23			700	694,480
Sr. Sec’d. Notes, 144A
3.650%	06/14/18			120	127,673

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
3.875%	04/11/22		767	$812,318
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		300	466,909
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
3.000%	05/04/15		630	642,339
Onex USI Acquisition Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21		52	53,430
Pacific Life Global Funding,
Sr. Sec’d. Notes, 144A
5.000%	05/15/17		200	209,368
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39		260	399,966
Principal Financial Group, Inc.,
Gtd. Notes
8.875%	05/15/19		220	284,035
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
1.000%	12/11/15		94	94,500
Swiss Re Capital I LP (Switzerland),
Gtd. Notes, 144A
6.854%(c)	05/29/49		435	465,450
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42		595	573,131
Travelers Property Casualty Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/26		190	260,389

				17,480,310

Internet & Catalog Retail
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22		1,205	1,139,741

Internet Software & Services eBay, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/17		114	114,536
3.250%	10/15/20		285	295,130
4.000%	07/15/42		253	226,114
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20		72	73,800
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20		155	179,413

				888,993

IT Services — 0.1%
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.625%	05/15/20	(a)	538	518,460
1.875%	08/01/22		1,360	1,251,324
1.950%	07/22/16		147	150,855
3.375%	08/01/23	(a)	360	364,186
3.625%	02/12/24	(a)	715	733,626

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
IT Services (continued)
4.000%	06/20/42		254	$244,078

				3,262,529

Leisure Time
MISA Investments Ltd.,
Unsec’d. Notes, PIK, 144A
8.625%	08/15/18		55	56,306
Sabre, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/19		294	326,340

				382,646

Lodging
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
9.000%	02/15/20	(a)	500	418,125
11.250%	06/01/17		250	228,750
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19		63	67,883
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18	(a)	250	263,750
Seminole Hard Rock Entertainment, Inc,/Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		80	80,200

				1,058,708

Machinery — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.000%	03/15/22		25	25,000
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		95	101,413
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22		247	245,506
7.150%	02/15/19	(a)	300	369,336
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.803%	08/15/42		977	905,748
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22		45	43,999
3.900%	06/09/42	(a)	38	36,167
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42		496	467,650
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		123	126,085
Terex Corp.,
Gtd. Notes
6.000%	05/15/21		400	431,000

				2,751,904

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media — 0.7%
21st Century Fox America, Inc.,
Gtd. Notes
5.400%	10/01/43		300	$334,729
6.650%	11/15/37		545	692,007
7.250%	05/18/18		300	360,595
7.430%	10/01/26		100	127,386
7.625%	11/30/28		100	130,411
7.700%	10/30/25		100	131,853
AMC Entertainment, Inc.,
Gtd. Notes
9.750%	12/01/20		500	570,000
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20		255	289,584
CBS Corp.,
Gtd. Notes
4.850%	07/01/42	(a)	100	99,247
5.750%	04/15/20		34	39,401
7.875%	07/30/30		80	107,503
8.875%	05/15/19		50	64,820
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.250%	03/15/21		300	307,500
6.500%	04/30/21		246	261,990
8.125%	04/30/20		43	46,547
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	(a)	350	377,125
7.625%	03/15/20		285	307,444
7.625%	03/15/20	(a)	15	16,050
Cogeco Cable, Inc. (Canada),
Gtd. Notes, 144A
4.875%	05/01/20		19	19,237
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		160	232,560
Comcast Cable Communications LLC,
Gtd. Notes
8.875%	05/01/17		200	243,183
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22		315	439,930
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	(a)	175	178,407
4.650%	07/15/42		185	191,806
4.750%	03/01/44		455	481,234
6.450%	03/15/37		275	350,761
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19		145	187,788
COX Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27		125	155,695
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22		200	206,523
5.000%	03/01/21		176	196,473
5.150%	03/15/42		865	908,365

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
6.000%	08/15/40		200	$230,267
Discovery Communications LLC,
Gtd. Notes
4.375%	06/15/21		159	172,108
4.875%	04/01/43		300	302,544
4.950%	05/15/42	(a)	100	101,980
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21	(a)	190	216,600
7.875%	09/01/19		525	623,437
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20		65	72,475
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23		320	321,020
4.200%	04/15/24		185	190,896
inVentiv Health, Inc.,
Gtd. Notes, 144A
11.000%	08/15/18		138	131,445
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.662%	04/15/18		1,345	1,344,120
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		260	286,916
4.450%	01/15/43		1,010	1,013,285
5.950%	04/01/41		90	110,499
6.400%	04/30/40		154	197,435
Omnicom Group, Inc.,
Gtd. Notes
3.625%	05/01/22		410	421,796
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21	(a)	250	251,563
Sirius XM Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	10/01/20		25	26,438
Sirius XM Radio, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	05/15/20	(a)	400	394,500
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18		43	42,355
Sr. Sec’d. Notes, 144A
11.000%	08/01/17		44	46,860
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		150	199,289
8.750%	08/01/15		150	163,457
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21		442	462,793
Time Warner Cable, Inc.,
Gtd. Notes
5.000%	02/01/20		400	448,244
5.500%	09/01/41		625	699,179
8.250%	04/01/19		300	380,139
8.750%	02/14/19		300	384,742

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33		257	$377,051
Time Warner, Inc.,
Gtd. Notes
4.650%	06/01/44		455	446,346
4.750%	03/29/21		770	853,811
6.200%	03/15/40		1,010	1,200,691
6.250%	03/29/41		19	22,864
6.500%	11/15/36		25	30,592
7.625%	04/15/31		300	412,202
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		285	315,994
Viacom, Inc.,
Sr. Unsec’d. Notes
3.875%	12/15/21		234	245,089
4.375%	03/15/43		635	589,442
4.500%	03/01/21		140	152,801
5.850%	09/01/43		345	396,346
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24		47	48,175
VTR Finance BV (Niger),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		200	214,748

				22,598,688

Metals & Mining — 0.4%
AK Steel Corp.,
Sr. Sec’d. Notes
8.750%	12/01/18		55	61,600
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.900%	02/01/27		27	28,880
6.150%	08/15/20		20	22,595
6.750%	07/15/18		40	45,957
6.750%	01/15/28		13	14,489
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18		12	12,390
7.875%	11/01/20		50	52,000
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	08/15/23		742	813,870
APERAM (Luxembourg),
Sr. Unsec’d. Notes, 144A
7.375%	04/01/16		250	257,500
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.000%	02/25/17		830	877,725
6.750%	02/25/22	(a)	400	448,000
10.350%	06/01/19		130	166,400
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		320	313,123
Barrick North America Finance LLC (Canada),
Gtd. Notes
4.400%	05/30/21		300	313,882

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
5.700%	05/30/41		285	$293,765
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.625%	02/24/17	(a)	69	70,209
2.050%	09/30/18		137	138,644
4.125%	02/24/42		200	194,687
5.000%	09/30/43		999	1,104,080
Bluescope Steel Ltd./Bluescope Steel Finance USA LLC (Australia),
Gtd. Notes, 144A
7.125%	05/01/18		33	35,434
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21		82	82,410
Commercial Metals Co.,
Sr. Unsec’d. Notes
7.350%	08/15/18		100	114,500
CONSOL Energy, Inc.,
Gtd. Notes
8.250%	04/01/20		30	32,475
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
6.750%	02/15/20	(a)	72	74,160
7.000%	02/15/21		27	27,776
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
8.250%	11/01/19	(a)	700	762,125
Freeport-McMoRan Copper & Gold, Inc.,
Gtd. Notes
3.875%	03/15/23		57	56,826
5.450%	03/15/43		604	626,642
Sr. Unsec’d. Notes
2.150%	03/01/17	(a)	242	247,000
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		83	82,377
Imperial Metals Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/15/19		50	51,313
KGHM International Ltd. (Canada),
Gtd. Notes, 144A
7.750%	06/15/19		35	37,581
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22		59	61,360
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20	(a)	125	138,750
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		108	111,897
5.200%	08/01/43		265	282,249
Placer Dome, Inc. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35		280	299,214
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.750%	12/15/19		25	28,187

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.500%	11/02/20	(a)	58	$60,684
3.750%	09/20/21		100	105,321
4.125%	05/20/21		150	161,228
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
2.875%	08/21/22	(a)	1,410	1,376,786
Steel Dynamics, Inc.,
Gtd. Notes
6.125%	08/15/19		60	65,250
6.375%	08/15/22		60	65,250
Taseko Mines Ltd. (Canada),
Gtd. Notes
7.750%	04/15/19		45	45,225
Teck Resources Ltd. (Canada),
Gtd. Notes
3.750%	02/01/23		540	524,302
United States Steel Corp.,
Sr. Unsec’d. Notes
7.000%	02/01/18		60	66,300
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
4.375%	01/11/22	(a)	920	944,564
Vale SA (Brazil),
Sr. Unsec’d. Notes
5.625%	09/11/42	(a)	360	352,692
Xstrata Finance Canada Ltd. (Canada),
Gtd. Notes, 144A
5.550%	10/25/42		895	937,027

				13,086,701

Multiline Retail — 0.1%
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	(a)	610	585,533
4.300%	02/15/43	(a)	635	597,160
5.125%	01/15/42		21	22,275
5.900%	12/01/16		370	412,335
6.700%	07/15/34		130	163,903
7.450%	07/15/17		400	469,642
7.875%	07/15/15		235	252,431

				2,503,279

Multi-National
African Development Bank (Supranational Bank),
Sub. Notes
8.800%	09/01/19		620	795,606
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.750%	01/15/16		288	299,555

				1,095,161

Multi-Utilities — 0.3%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21		86	94,479
5.850%	01/15/41		215	262,760
6.125%	11/01/17		235	268,814

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Multi-Utilities (continued)
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.750%	06/15/19	80	$103,134
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42	69	68,219
5.850%	04/01/18	645	742,781
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/21	1,335	1,467,299
4.900%	08/01/41	32	33,606
5.200%	08/15/19	620	705,399
5.250%	08/01/33	155	174,469
6.000%	11/30/17	250	286,147
Nisource Finance Corp.,
Gtd. Notes
4.450%	12/01/21	480	516,668
4.800%	02/15/44	245	247,695
5.650%	02/01/45	221	248,829
5.800%	02/01/42	699	800,827
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20	36	37,196
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23	40	41,234
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19	335	377,880
Public Service Electric & Gas Co.,
First Mortgage
2.700%	05/01/15	155	157,948
Sec’d. Notes, MTN
3.650%	09/01/42	75	68,689
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17	900	923,895
2.875%	10/01/22	1,465	1,436,324
6.000%	10/15/39	150	186,127
9.800%	02/15/19	320	425,264
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/18	250	250,622
2.950%	09/15/21	7	7,134
3.650%	12/15/42	77	70,850

			10,004,289

Office Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19	481	520,683
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17	33	34,447
4.500%	05/15/21	56	60,504
6.750%	02/01/17	200	226,913

			842,547

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels — 1.4%
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31		350	$456,179
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		160	217,828
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16		1,125	1,246,002
6.375%	09/15/17		730	840,478
8.700%	03/15/19		350	450,918
Antero Resources Corp.,
Gtd. Notes, 144A
5.125%	12/01/22		29	29,797
Antero Resources Finance Corp.,
Gtd. Notes
5.375%	11/01/21		30	31,125
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		28	28,800
3.625%	02/01/21		100	106,184
4.750%	04/15/43		415	434,913
6.900%	09/15/18		150	179,617
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21		12	12,075
5.625%	06/01/24		12	12,045
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42		101	103,541
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.750%	05/10/23		765	734,847
3.245%	05/06/22		1,490	1,508,425
3.875%	03/10/15		320	327,970
4.742%	03/11/21		100	112,117
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
8.625%	10/15/20		400	440,000
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.700%	05/15/17		930	1,041,644
6.450%	06/30/33		190	237,539
Canadian Oil Sands Ltd. (Canada),
Gtd. Notes, 144A
6.000%	04/01/42		560	646,305
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22		623	612,127
4.450%	09/15/42	(a)	645	638,849
5.200%	09/15/43		350	385,345
6.750%	11/15/39	(a)	150	195,019
Chesapeake Energy Corp.,
Gtd. Notes
3.250%	03/15/16		27	27,169
6.500%	08/15/17		128	143,360
7.250%	12/15/18		122	143,960

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	45	$43,257
3.191%	06/24/23	73	74,143
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24	25	25,469
Citgo Petroleum Corp.,
Sr. Sec’d. Notes, 144A
11.500%	07/01/17	30	31,800
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
1.125%	05/09/16	200	200,441
3.000%	05/09/23	285	269,102
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19	75	79,875
9.500%	06/15/20	58	66,120
ConocoPhillips,
Gtd. Notes
6.000%	01/15/20	1,875	2,230,821
Sr. Unsec’d. Notes
6.650%	07/15/18	250	298,076
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	80	92,596
6.300%	01/15/19	160	187,872
7.950%	04/15/32	150	212,408
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	10/01/23	1,120	1,165,114
Energy XXI Gulf Coast, Inc.,
Gtd. Notes, 144A
6.875%	03/15/24	36	36,720
Gtd. Notes
7.500%	12/15/21	90	96,300
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	250	283,772
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	172	165,986
4.100%	02/01/21	200	217,825
EP Energy LLC/EP Energy Finance, Inc.,
Sr. Unsec’d. Notes
9.375%	05/01/20	250	286,250
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22	34	38,335
Sr. Sec’d. Notes
6.875%	05/01/19	250	265,937
Exterran Partners LP,
Gtd. Notes, 144A
6.000%	10/01/22	40	40,600
Halcon Resources Corp.,
Gtd. Notes
9.250%	02/15/22	60	65,550

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21		355	$367,193
3.500%	08/01/23		214	219,469
Sr. Unsec’d. Notes, 144A
7.600%	08/15/96		90	134,175
Sr. Unsec’d. Notes
8.750%	02/15/21		130	168,714
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29		175	241,147
8.125%	02/15/19		210	264,172
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		30	30,000
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes, 144A
6.750%	04/01/22	(a)	30	31,650
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		130	183,605
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22	(a)	660	675,046
5.000%	08/15/42		490	487,064
5.000%	03/01/43		1,130	1,121,462
6.850%	02/15/20		290	348,000
Kodiak Oil & Gas Corp.,
Gtd. Notes
5.500%	02/01/22		43	44,613
Linn Energy LLC/Linn Energy Finance Corp.,
Notes
6.250%	11/01/19		400	419,000
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		317	391,476
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		38	40,375
Memorial Resource Development Corp.,
Gtd. Notes, 144A
5.875%	07/01/22		80	80,600
Nabors Industries Ltd.,
Gtd. Notes
4.625%	09/15/21	(a)	135	146,230
5.000%	09/15/20		200	224,406
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17		44	44,012
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43		1,075	1,185,091
Noble Holding International Ltd.,
Gtd. Notes
3.950%	03/15/22		23	23,558
5.250%	03/15/42		169	175,034
Oasis Petroleum, Inc.,
Gtd. Notes, 144A
6.875%	03/15/22		80	87,200

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23		206	$200,020
4.100%	02/01/21		200	218,078
Ocean Rig UDW, Inc. (Cyprus),
Sr. Unsec’d. Notes, 144A
7.250%	04/01/19		100	99,000
Parker Drilling Co.,
Gtd. Notes
7.500%	08/01/20		51	55,080
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.375%	05/20/23	(a)	140	134,827
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21	(a)	120	125,068
7.875%	03/15/19		220	256,485
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.050%	05/15/18		186	215,266
7.875%	06/15/26		130	175,758
Phillips 66,
Gtd. Notes
2.950%	05/01/17		54	56,594
4.300%	04/01/22		660	714,320
5.875%	05/01/42		505	605,027
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
5.250%	11/15/24		44	44,220
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21		25	25,719
5.875%	06/01/22		55	57,475
5.875%	06/01/24		47	48,880
Rowan Cos., Inc.,
Gtd. Notes
5.850%	01/15/44	(a)	715	771,848
Samson Investment Co.,
Gtd. Notes, 144A
10.750%	02/15/20		90	94,838
Sanchez Energy Corp.,
Gtd. Notes, 144A
6.125%	01/15/23	(a)	19	19,618
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		150	162,563
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	07/15/22		23	23,575
Shell International Finance BV (Netherlands),
Gtd. Notes
2.250%	01/06/23		555	525,713
2.375%	08/21/22		1,210	1,165,441
4.375%	03/25/20		805	895,566
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, 144A
4.375%	10/17/23		249	259,986

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	01/01/23		40	$43,300
Southwestern Public Service Co.,
Sr. Unsec’d. Notes
8.750%	12/01/18		230	293,704
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20		540	609,216
6.200%	04/15/18		380	436,110
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		156	161,934
4.750%	03/15/24		605	655,464
5.950%	09/25/43		38	45,272
Statoil ASA (Norway),
Gtd. Notes
1.150%	05/15/18		201	198,029
1.200%	01/17/18		54	53,610
2.450%	01/17/23		155	148,778
2.650%	01/15/24		214	205,657
3.150%	01/23/22		77	78,686
4.250%	11/23/41		61	61,494
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.950%	12/01/34		150	179,970
6.100%	06/01/18		1,950	2,263,102
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44		670	704,946
Swift Energy Co.,
Gtd. Notes
7.125%	06/01/17		100	101,000
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	05/15/42	(a)	135	146,373
5.850%	02/01/37		20	21,998
6.250%	02/01/38		25	29,069
7.750%	06/01/19		145	179,614
Talos Production LLC/Talos Production Finance, Inc.,
Gtd. Notes, 144A
9.750%	02/15/18		108	114,480
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27		150	209,499
8.125%	02/15/30		150	221,569
Total Capital Canada Ltd. (France),
Gtd. Notes
2.750%	07/15/23		273	264,974
Total Capital International SA (France),
Gtd. Notes
1.550%	06/28/17		94	95,346
2.700%	01/25/23		575	555,457
2.875%	02/17/22		201	200,641
3.700%	01/15/24		120	124,236
Total Capital SA (France),
Gtd. Notes
4.125%	01/28/21	(a)	1,486	1,610,711

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Transocean, Inc.,
Gtd. Notes
3.800%	10/15/22	(a)	286	$283,061
6.375%	12/15/21	(a)	625	723,026
6.500%	11/15/20		205	237,095
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		104	111,020
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22		203	215,841
5.950%	04/15/42	(a)	37	41,961
9.875%	03/01/39		150	233,209
Westmoreland Coal Co./Westmoreland Partners,
Sr. Sec’d. Notes, 144A
10.750%	02/01/18		50	53,688

				43,815,944

Paper & Forest Products
Resolute Forest Products, Inc.,
Gtd. Notes
5.875%	05/15/23		12	11,820

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.200%	11/06/15		910	916,144
1.750%	11/06/17		1,409	1,416,685
2.900%	11/06/22		1,085	1,049,233
Actavis Funding SCS (Luxembourg),
Gtd. Notes, 144A
4.850%	06/15/44		740	746,992
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.000%	08/01/22		210	195,234
Capsugel SA,
Sr. Unsec’d. Notes, PIK, 144A
7.000%	05/15/19		40	41,200
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.850%	05/08/22		1,475	1,455,937
4.200%	03/18/43		245	242,376
Medco Health Solutions, Inc.,
Gtd. Notes
2.750%	09/15/15		55	56,315
4.125%	09/15/20		540	579,519
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.400%	09/15/22	(a)	82	79,078
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18		480	487,555
Gtd. Notes, 144A
7.875%	07/15/20		750	830,145
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.400%	09/21/22		180	173,381
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.300%	06/15/43		430	434,290

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
2.950%	12/18/22	(a)	600	$577,037
3.650%	11/10/21		335	343,779
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
7.250%	07/15/22		625	675,000
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18		52	52,117

				10,352,017

Pipelines — 0.4%
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23		1,275	1,290,844
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23		365	361,642
6.050%	06/01/41		250	283,958
6.500%	02/01/42		155	185,119
Enlink Midstream Partners LP,
Sr. Unsec’d. Notes
5.600%	04/01/44		470	524,756
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	06/01/15		1,200	1,234,624
4.050%	02/15/22		790	839,664
4.450%	02/15/43		325	318,808
4.850%	03/15/44		25	25,794
5.200%	09/01/20	(a)	935	1,067,467
5.700%	02/15/42		395	460,493
8.375%(c)	08/01/66		590	664,104
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		300	326,790
5.150%	10/15/43		72	78,892
6.400%	07/15/18		250	293,511
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/20		1,320	1,533,115
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.750%	05/15/24		100	104,250
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		185	174,399
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22		150	144,800
7.125%	01/15/19		250	304,328
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22		470	486,772
Williams Partners LP,
Sr. Unsec’d. Notes
4.300%	03/04/24		815	849,962
4.900%	01/15/45		670	667,896

				12,221,988

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	11/15/20		CAD	80	$77,222
WEA Finance LLC/WT Finance Aust Pty Ltd. (Australia),
Gtd. Notes, 144A
3.375%	10/03/22			132	140,163
6.750%	09/02/19			270	336,512

					553,897

Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23			110	107,870
American Tower Trust I,
Sr. Sec’d. Notes, 144A
1.551%	03/15/43			233	232,052
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20			770	803,992
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	(a)		760	783,739
4.125%	05/15/21			200	212,352
Camden Property Trust,
Sr. Unsec’d. Notes
5.700%	05/15/17			1,450	1,624,700
CommonWealth REIT,
Sr. Unsec’d. Notes
5.875%	09/15/20			120	130,665
6.650%	01/15/18			320	349,179
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22			40	41,350
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21			1,095	1,115,198
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21			511	530,808
6.750%	03/15/20			285	339,638
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21			28	29,260
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21			36	39,627
5.250%	09/15/14			170	171,591
5.375%	08/01/16			100	109,226
Geo Group, Inc. (The),
Gtd. Notes
5.875%	01/15/22			250	262,500
HCP, Inc.,
Sr. Unsec’d. Notes
2.625%	02/01/20			441	441,229
3.750%	02/01/19			1,717	1,829,601
5.375%	02/01/21			79	89,859

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/24		293	$308,725
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.125%	06/01/23		865	832,233
3.200%	05/01/21	(a)	580	581,500
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23		375	363,942
4.400%	02/15/24	(a)	350	367,096
ProLogis LP,
Gtd. Notes
4.250%	08/15/23		610	636,760
6.875%	03/15/20		109	130,963
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21		38	37,905
Simon Property Group LP,
Sr. Unsec’d. Notes
4.125%	12/01/21		54	58,483
6.125%	05/30/18		455	529,370
6.750%	02/01/40		100	136,629
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20		775	812,836
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22	(a)	1,245	1,322,530
4.750%	06/01/21		370	405,652
Weingarten Realty Investors,
Sr. Unsec’d. Notes
4.450%	01/15/24		410	428,858

				16,197,918

Retail — 0.1%
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19	(a)	209	181,830
Sr. Sec’d. Notes, 144A
6.125%	03/15/20		47	44,297
9.000%	03/15/19	(a)	553	575,811
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19		44	43,560
L Brands, Inc.,
Gtd. Notes
6.625%	04/01/21		500	568,125
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29		45	42,637
8.000%	05/01/31		52	50,700
Party City Holdings, Inc.,
Gtd. Notes
8.875%	08/01/20	(a)	300	332,250
Radio Systems Corp.,
Sec’d. Notes, 144A
8.375%	11/01/19		55	60,706

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Retail (continued)
Real Mex Restaurants, Inc.,
Notes
11.000%	01/01/40		220	$220,245
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20		500	542,500

				2,662,661

Road & Rail — 0.1%
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
7.125%	10/15/31		150	198,236
CSX Corp.,
Sr. Unsec’d. Notes
4.250%	06/01/21		65	70,910
6.250%	04/01/15		90	93,880
7.375%	02/01/19		100	122,407
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.903%	02/15/23		342	332,985
3.850%	01/15/24		292	303,901
4.800%	08/15/43		405	430,879
5.590%	05/17/25		74	84,106
6.000%	05/23/2111		216	257,316
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.821%	02/01/44		246	268,890

				2,163,510

Savings & Loan
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.650%	02/25/15		600	615,576
Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	03/01/19	(a)	49	52,246
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22		20	20,600
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22	(a)	37	39,405
Intel Corp.,
Sr. Unsec’d. Notes
3.300%	10/01/21		163	168,783
4.800%	10/01/41	(a)	150	158,851
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	02/15/22		24	25,740
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.600%	06/15/17		440	509,333
Samsung Electronics America, Inc. (South Korea),
Gtd. Notes, 144A
1.750%	04/10/17		1,190	1,195,564

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
4.875%	10/15/23		43	$42,678

				2,213,200

Software — 0.2%
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21		45	48,037
6.125%	11/01/23		21	22,417
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19		250	269,063
First Data Corp.,
Gtd. Notes
10.625%	06/15/21		37	43,105
11.250%	01/15/21	(a)	24	28,020
11.750%	08/15/21		80	94,900
12.625%	01/15/21		327	402,619
Sec’d. Notes, 144A
8.250%	01/15/21	(a)	27	29,565
Sec’d. Notes, PIK, 144A
8.750%	01/15/22		386	426,047
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		124	134,230
7.375%	06/15/19		60	64,425
8.875%	08/15/20		250	276,563
First Data Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
14.500%	09/24/19		80	88,900
iGATE Corp.,
Gtd. Notes, 144A
4.750%	04/15/19		34	34,595
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21		20	20,450
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17		280	312,623
Microsoft Corp.,
Sr. Unsec’d. Notes
0.875%	11/15/17		31	30,768
3.500%	11/15/42		675	601,220
3.625%	12/15/23		245	256,110
Oracle Corp.,
Sr. Unsec’d. Notes
2.375%	01/15/19		242	246,072
2.500%	10/15/22		2,030	1,942,148
3.625%	07/15/23		570	587,243
6.125%	07/08/39		125	156,849
6.500%	04/15/38		200	257,861

				6,373,830

Specialty Retail
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21		249	288,164

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Specialty Retail (continued)
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.875%	02/15/44		550	$599,341
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42	(a)	130	136,406
5.125%	11/15/41		49	54,594
5.500%	10/15/35		100	115,855
Neebo, Inc.,
Sr. Sec’d. Notes, 144A
15.000%	06/30/16		28	28,600

				1,222,960

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
0.488%(c)	05/03/18		345	345,010
2.400%	05/03/23		540	510,132
3.850%	05/04/43	(a)	1,790	1,646,494
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20		475	478,887
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.300%	06/01/21		157	167,985
4.650%	12/09/21		372	405,856
6.000%	09/15/41		556	639,977
NCR Corp.,
Gtd. Notes
5.000%	07/15/22		14	14,175
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19	(a)	105	110,513

				4,319,029

Telecommunications — 0.7%
Alcatel-Lucent USA, Inc. (France),
Sr. Unsec’d. Notes
6.450%	03/15/29		71	70,290
Altice SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	05/15/22		200	213,500
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20		170	188,474
Sr. Unsec’d. Notes
3.125%	07/16/22		2,275	2,238,600
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	(a)	48	44,280
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	(a)	250	250,000
9.000%	04/01/19		180	186,975
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	06/28/16		200	202,755
2.000%	06/22/15		1,705	1,729,202
9.625%	12/15/30		100	159,275

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22		500	$520,625
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20		30	32,887
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		7	7,140
5.500%	06/15/24	(a)	7	7,114
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.214%	08/15/15		200	203,189
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
2.250%	03/06/17		2,820	2,893,069
Gtd. Notes
8.750%	06/15/30		300	438,748
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		432	471,960
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.750%	04/15/22		41	47,560
9.250%	07/01/21		48	57,480
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19		500	528,125
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%	07/01/18		250	274,375
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
6.625%	12/15/22		350	365,313
7.250%	10/15/20		250	269,375
Notes
5.500%	08/01/23		150	149,250
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
8.125%	06/01/23		133	143,806
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
11.875%	02/01/19		566	628,260
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.846%(c)	01/15/18		25	25,437
6.125%	01/15/21		275	294,594
Gtd. Notes
7.000%	06/01/20	(a)	57	62,273
8.125%	07/01/19		250	272,813
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21		345	99,187
NII International Telecom SCA,
Gtd. Notes, 144A
11.375%	08/15/19	(a)	102	90,270
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39		21	22,785

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
Orange SA (France),
Sr. Unsec’d. Notes
2.750%	09/14/16			87	$90,257
4.125%	09/14/21	(a)		1,040	1,116,867
5.375%	01/13/42			578	636,020
9.000%	03/01/31			180	270,909
PAETEC Holding Corp.,
Gtd. Notes
9.875%	12/01/18			125	134,687
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28			72	73,620
7.750%	02/15/31			21	21,735
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25			25	29,402
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23	(a)		213	222,052
5.450%	10/01/43			118	130,381
8.750%	05/01/32			185	259,896
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19			38	41,895
8.750%	03/15/32			596	688,380
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20			200	230,000
Sr. Unsec’d. Notes
7.000%	08/15/20			110	121,688
Sprint Corp.,
Gtd. Notes, 144A
7.250%	09/15/21			37	40,793
7.875%	09/15/23			201	223,613
T-Mobile USA, Inc.,
Gtd. Notes
6.250%	04/01/21	(a)		57	60,563
6.500%	01/15/24			10	10,688
6.625%	04/01/23			138	149,730
6.633%	04/28/21			300	324,750
6.731%	04/28/22			198	213,593
6.836%	04/28/23	(a)		51	55,526
UPCB Finance III Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
6.625%	07/01/20			600	639,000
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	04/15/21			500	525,000
Wind Acquisition Holdings Finance SA (Italy),
Sr. Sec’d. Notes, PIK, 144A
12.250%	07/15/17		EUR	9	13,275
Windstream Corp.,
Gtd. Notes
7.500%	06/01/22	(a)		70	76,213
7.750%	10/15/20	(a)		14	15,173
7.750%	10/01/21			500	546,250

					20,150,942

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20		500	$540,625

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		2,820	2,713,646
4.250%	08/09/42		435	405,283
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.900%	11/15/21		320	322,621
4.125%	03/04/43	(a)	490	472,033
4.375%	11/15/41		900	900,713
4.875%	11/15/43		115	123,857
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		154	148,573

				5,086,726

Trading Companies & Distributors — 0.1%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	01/15/19	(a)	1,355	1,393,956

Transportation Infrastructure — 0.2%
Bluewater Holding BV (Niger),
Gtd. Notes, 144A
10.000%	12/10/19		100	106,500
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.100%	06/01/21		725	781,823
4.375%	09/01/42		88	86,876
4.450%	03/15/43		140	139,211
5.400%	06/01/41		115	132,040
5.750%	03/15/18		600	687,884
5.750%	05/01/40		1,055	1,260,633
FedEx Corp.,
Gtd. Notes
5.100%	01/15/44		615	665,463
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Mauritania),
Gtd. Notes, 144A
7.250%	05/01/22		86	89,440
Ridgebury Crude Tankers LLC,
Sr. Sec’d. Notes, 144A
7.625%	03/20/17		100	102,251
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	03/01/17		111	114,590
3.500%	06/01/17		516	545,842
3.600%	03/01/16		82	85,767
Ultrapetrol Bahamas Ltd. (Bahamas),
Sr. Sec’d. Notes
8.875%	06/15/21		114	123,405
World Wide Supply A/S (Norway),
Sr. Sec’d. Notes, 144A
7.750%	05/26/17		40	39,700

				4,961,425

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Water Utilities
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24			300	$309,669
4.300%	12/01/42			46	46,299

					355,968

Wireless Telecommunication Services — 0.1%
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18			206	215,285
4.570%	04/27/23	(a)		905	961,210
5.462%	02/16/21			45	51,096
5.877%	07/15/19			380	440,567
6.421%	06/20/16			150	165,134
7.045%	06/20/36			425	542,084
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	03/20/17			200	201,611

					2,576,987

TOTAL CORPORATE BONDS (cost $491,030,237)					509,092,977

FOREIGN GOVERNMENT BONDS — 2.6%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25			200	202,700
Bundesobligation (Germany),
Bonds
0.250%	04/13/18		EUR	6,528	8,960,692
Bundesrepublik Deutschland (Germany),
Bonds
4.250%	07/04/18		EUR	3,750	5,971,245
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, RegS
2.750%	07/04/28		EUR	4,050	6,118,844
France Government Bond OAT (France),
Bonds
1.000%	05/25/18		EUR	8,800	12,356,993
5.000%	10/25/16		EUR	6,000	9,144,269
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
3.500%	12/01/18		EUR	6,700	10,050,275
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	(a)		740	777,740
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44			302	308,040
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes
4.450%	06/15/18		EUR	7,350	10,964,513
Province of Ontario (Canada),
Sr. Unsec’d. Notes
0.950%	05/26/15			300	301,977
2.700%	06/16/15			350	358,207
Province of Quebec (Canada),
Notes, MTN
6.350%	01/30/26			120	150,658

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Spain Government Bond (Spain),
Bonds
4.500%	01/31/18	EUR	6,650	$10,233,852
United Kingdom Gilt (United Kingdom),
Bonds
1.250%	07/22/18	GBP	3,000	5,024,969

TOTAL FOREIGN GOVERNMENT BONDS (cost $78,080,184)				80,924,974

MUNICIPAL BONDS
California
City of Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39		175	220,855
State of California,
General Obligation Unlimited
7.300%	10/01/39		180	253,499

				474,354

New York
New York State Dormitory Authority,
Revenue Bonds
5.600%	03/15/40		150	179,485
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62		325	331,263
5.647%	11/01/40		220	265,951

				776,699

Ohio
American Municipal Power, Inc.,
Revenue Bonds
7.499%	02/15/50		150	205,653

TOTAL MUNICIPAL BONDS (cost $1,299,423)				1,456,706

RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 6.3%
Alternative Loan Trust,
Series 2003-13T1, Class A10
4.000%	08/25/33		116	117,265
Series 2005-J6, Class 2A1
5.500%	07/25/25		44	44,476
Series 2006-36T2, Class 2A1
6.250%	12/25/36		133	104,312
American Home Mortgage Assets Trust,
Series 2006-2, Class 2A1
0.344%(c)	09/25/46		554	402,706
Banc of America Alternative Loan Trust,
Series 2003-5, Class 2A1
5.000%	07/25/18		276	283,456
Series 2003-7, Class 2A4
5.000%	09/25/18		257	260,079
Series 2003-11, Class 2A1
6.000%	01/25/34		268	278,925
Series 2004-1, Class 1A1
6.000%	02/25/34		217	231,564
Series 2004-6, Class 4A1
5.000%	07/25/19		274	278,379
Series 2004-7, Class 3A1
6.000%	08/25/34		263	271,996

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust,
Series 2005-1, Class 1A1
5.500%	02/25/35	538	$556,918
Series 2005-7, Class 30PO, PO
7.110%(s)	11/25/35	79	59,211
Series 2006-1, Class 2A1
5.500%	01/25/36	43	43,573
Series 2006-D, Class 5A2
4.921%(c)	05/20/36	47	43,878
Banc of America Mortgage Securities, Inc.,
Series 2003-3, Class 1A7
5.500%	05/25/33	449	473,518
Series 2004-5, Class 3A3
5.000%	06/25/19	241	250,433
Series 2004-C, Class 2A1
2.817%(c)	04/25/34	323	322,966
Series 2004-D, Class 2A1
2.866%(c)	05/25/34	8	8,282
Series 2004-D, Class 2A2
2.866%(c)	05/25/34	66	66,257
Series 2005-10, Class 1A13
5.500%	11/25/35	6	5,956
Series 2007-3, Class 1A1
6.000%	09/25/37	281	258,769
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
2.465%(c)	07/25/33	202	203,420
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A1
5.750%	10/25/34	253	260,062
Chase Mortgage Finance Corp.,
Series 2003-S13, Class A2
5.000%	11/25/33	193	194,717
Series 2006-S2, Class 1A9
6.250%	10/25/36	361	314,360
Series 2007-A2, Class 2A1
2.655%(c)	07/25/37	787	791,382
Citicorp Mortgage Securities Trust,
Series 2006-5, Class 1A3
6.000%	10/25/36	159	160,857
Series 2007-5, Class 1A9
6.000%	06/25/37	592	613,760
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	197	204,770
Series 2005-2, Class 2A11
5.500%	05/25/35	269	276,823
Series 2006-4, Class 1A1
5.500%	12/25/20	86	84,140
Series 2008-AR4, Class 1A1A, 144A
2.707%(c)	11/25/38	387	390,003
Series 2010-8, Class 5A6, 144A
4.000%	11/25/36	199	204,602
Series 2010-8, Class 6A6, 144A
4.500%	12/25/36	149	153,862
CitiMortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.500%	04/25/36	496	452,483

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J13, Class 1A7
5.250%	01/25/34	322	$336,985
Series 2004-4, Class A13
5.250%	05/25/34	388	399,775
Series 2004-5, Class 2A9
5.250%	05/25/34	602	632,901
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR24, Class 2A4
2.575%(c)	10/25/33	211	206,612
Series 2004-AR3, Class 6M1
1.254%(c)	04/25/34	93	91,836
Series 2004-AR5, Class 7A2
2.641%(c)	06/25/34	172	170,155
Series 2005-5, Class 1A1
5.000%	07/25/20	200	200,804
Deutsche ALT-A Securities, Inc./Alternate Loan Trust,
Series 2005-1, Class 1A1
0.654%(c)	02/25/35	58	52,942
Series 2005-1, Class 2A1
5.714%(c)	02/25/20	42	43,344
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	895	1,041,561
Series 2002-T1, Class A2
7.000%	11/25/31	614	723,056
Series 2002-T4, Class A2
7.000%	12/25/41	692	797,330
Series 2004-T1, Class 1A1
6.000%	01/25/44	637	721,406
Fannie Mae Interest Strip,
Series 293, Class 1, PO
2.792%(s)	12/01/24	326	303,020
Series 369, Class 12, IO
5.500%(c)	05/01/36	1,230	229,624
Series 383, Class 60, IO
6.500%	10/25/37	318	59,777
Series 417, Class C11, IO
2.500%	02/25/28	7,425	842,702
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	399	447,414
Series 1993-136, Class ZB
6.792%(c)	07/25/23	257	285,693
Series 1993-141, Class Z
7.000%	08/25/23	269	300,960
Series 1993-147, Class Z
7.000%	08/25/23	227	256,049
Series 1994-29, Class Z
6.500%	02/25/24	420	478,405
Series 1996-4, Class SA, IO
8.346%(c)	02/25/24	108	22,436
Series 1997-33, Class PA
8.500%	06/18/27	510	595,360
Series 1997-57, Class PN
5.000%	09/18/27	293	315,181
Series 2001-16, Class Z
6.000%	05/25/31	431	477,374

SEE NOTES TO FINANCIAL STATEMENTS.

A325

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (continued)
Series 2001-81, Class HE
6.500%	01/25/32	601	$666,427
Series 2002-14, Class A1
7.000%	01/25/42	1,264	1,449,118
Series 2002-26, Class A2
7.500%	01/25/48	602	724,459
Series 2002-82, Class PE
6.000%	12/25/32	664	719,941
Series 2002-86, Class PG
6.000%	12/25/32	1,470	1,641,283
Series 2002-90, Class A2
6.500%	11/25/42	300	340,437
Series 2003-18, Class A1
6.500%	12/25/42	468	540,037
Series 2003-21, Class OU
5.500%	03/25/33	194	211,461
Series 2003-24, Class MZ
5.500%	04/25/33	788	857,231
Series 2003-48, Class GH
5.500%	06/25/33	2,960	3,323,926
Series 2003-64, Class KF
0.655%(c)	07/25/18	227	227,975
Series 2003-81, Class FC
0.554%(c)	08/25/17	97	97,402
Series 2003-86, Class OE
5.000%	03/25/32	1	1,265
Series 2004-36, Class SA
19.101%(c)	05/25/34	159	220,737
Series 2004-45, Class ZL
6.000%	10/25/32	639	713,149
Series 2004-52, Class SX, IO
6.896%(c)	09/25/32	9	322
Series 2004-60, Class PA
5.500%	04/25/34	241	259,053
Series 2004-61, Class NS, IO
7.546%(c)	08/25/34	43	11,854
Series 2004-68, Class LC
5.000%	09/25/29	598	652,880
Series 2004-72, Class S, IO
6.346%(c)	09/25/34	105	19,865
Series 2004-101, Class HD
5.000%	01/25/20	574	605,547
Series 2005-13, Class AS, IO
5.946%(c)	03/25/35	43	7,374
Series 2005-14, Class ME
5.000%	10/25/33	64	65,272
Series 2005-22, Class DA
5.500%	12/25/34	225	243,205
Series 2005-30, Class UG
5.000%	04/25/35	625	682,968
Series 2005-57, Class DI, IO
6.546%(c)	03/25/35	87	6,666
Series 2005-57, Class NK
21.383%(c)	07/25/35	98	133,548
Series 2005-82, Class SY, IO
6.576%(c)	09/25/35	199	35,017
Series 2005-84, Class XM
5.750%	10/25/35	239	259,891

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (continued)
Series 2005-87, Class PE
5.000%	12/25/33	586	$599,023
Series 2005-87, Class QZ
5.000%	10/25/35	747	803,507
Series 2005-97, Class PO, PO
0.979%(s)	11/25/35	1,143	1,122,919
Series 2005-102, Class PG
5.000%	11/25/35	1,500	1,643,389
Series 2005-110, Class GL
5.500%	12/25/35	562	640,493
Series 2006-2, Class LY
8.000%(c)	12/25/35	38	41,062
Series 2006-3, Class SB, IO
6.546%(c)	07/25/35	105	14,928
Series 2006-9, Class KZ
6.000%	03/25/36	1,030	1,131,912
Series 2006-20, Class IB, IO
6.436%(c)	04/25/36	793	117,618
Series 2006-23, Class NS
9.000%(c)	04/25/36	51	56,073
Series 2006-45, Class NW
5.500%	01/25/35	245	249,940
Series 2006-48, Class ND
6.250%	03/25/36	219	226,587
Series 2006-58, Class SI, IO
6.386%(c)	07/25/36	360	52,575
Series 2006-60, Class CO, PO
0.175%(s)	06/25/35	276	274,487
Series 2006-65, Class TE
5.500%	05/25/35	321	335,453
Series 2006-70, Class JI, IO
6.446%(c)	06/25/36	121	21,398
Series 2006-72, Class XI, IO
6.346%(c)	08/25/36	24	4,255
Series 2006-77, Class PC
6.500%	08/25/36	531	602,264
Series 2006-106, Class CS, IO
6.436%(c)	11/25/36	40	7,468
Series 2006-108, Class S, IO
7.046%(c)	11/25/36	57	15,621
Series 2006-109, Class SG, IO
6.476%(c)	11/25/36	63	12,024
Series 2006-125, Class SA, IO
6.566%(c)	01/25/37	128	20,425
Series 2007-37, Class SA, IO
5.966%(c)	05/25/37	81	13,591
Series 2007-44, Class HE, IO
6.266%(c)	05/25/37	147	23,966
Series 2007-46, Class PA
6.000%	04/25/37	301	338,083
Series 2007-58, Class SV, IO
6.596%(c)	06/25/37	844	126,367
Series 2007-88, Class MI, IO
6.366%(c)	09/25/37	47	10,181
Series 2007-88, Class XI, IO
6.386%(c)	06/25/37	15	2,019
Series 2007-91, Class AS, IO
6.246%(c)	10/25/37	173	23,617

SEE NOTES TO FINANCIAL STATEMENTS.

A326

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-100, Class ND
5.750%	10/25/35	92	$94,226
Series 2007-102, Class SA, IO
6.246%(c)	11/25/37	1,790	283,623
Series 2008-34, Class GS, IO
6.296%(c)	05/25/38	54	7,231
Series 2008-41, Class S, IO
6.646%(c)	11/25/36	48	9,074
Series 2008-68, Class VK
5.500%	03/25/27	497	507,076
Series 2008-91, Class SI, IO
5.846%(c)	03/25/38	1,475	190,659
Series 2008-95, Class AI, IO
5.000%	12/25/23	351	21,677
Series 2009-15, Class SA, IO
6.046%(c)	03/25/24	567	58,963
Series 2009-62, Class WA
5.562%(c)	08/25/39	1,373	1,477,090
Series 2009-87, Class SG, IO
6.096%(c)	11/25/39	537	93,395
Series 2009-112, Class ST, IO
6.096%(c)	01/25/40	1,710	236,206
Series 2009-112, Class SW, IO
6.096%(c)	01/25/40	1,124	150,755
Series 2010-10, Class NT
5.000%	02/25/40	1,290	1,416,856
Series 2010-19, Class MV
5.000%	02/25/21	897	966,609
Series 2010-34, Class JD
3.000%	09/25/37	3	2,913
Series 2010-35, Class SB, IO
6.266%(c)	04/25/40	716	92,338
Series 2010-43, Class CI, IO
4.500%	02/25/25	500	36,647
Series 2010-49, Class SC
12.352%(c)	03/25/40	321	380,568
Series 2010-54, Class PA
4.500%	04/25/39	82	84,271
Series 2010-64, Class DM
5.000%	06/25/40	517	567,638
Series 2010-79, Class NA
4.500%	05/25/36	83	83,774
Series 2010-156, Class BA
4.000%	10/25/31	37	37,080
Series 2011-18, Class UA
4.000%	08/25/38	273	282,106
Series 2011-22, Class MA
6.500%	04/25/38	592	670,729
Series 2011-39, Class ZA
6.000%	11/25/32	746	839,795
Series 2011-40, Class LJ
4.500%	01/25/34	4	3,690
Series 2011-52, Class GB
5.000%	06/25/41	920	1,003,080
Series 2011-52, Class KB
5.500%	06/25/41	1,535	1,749,321
Series 2011-70, Class CL
3.000%	08/25/26	28	28,443

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2011-118, Class CS, IO
6.346%(c)	10/25/39	252	$48,874
Series 2012-11, Class PN
4.000%	11/25/40	4	4,262
Series 2012-14, Class LS, IO
6.346%(c)	03/25/42	142	31,856
Series 2012-30, Class MS, IO
6.296%(c)	04/25/42	613	108,180
Series 2012-42, Class PS, IO
6.426%(c)	08/25/41	242	44,226
Series 2012-63, Class DS, IO
6.396%(c)	03/25/39	656	130,601
Series 2012-73, Class LS, IO
5.896%(c)	06/25/39	1,231	232,361
Series 2012-74, Class AS, IO
5.896%(c)	03/25/39	758	141,008
Series 2012-76, Class DS, IO
6.396%(c)	05/25/39	175	35,623
Series 2012-83, Class LS, IO
5.246%(c)	08/25/42	441	75,278
Series 2012-84, Class QS, IO
6.496%(c)	09/25/31	190	40,586
Series 2012-84, Class SQ, IO
6.498%(c)	08/25/32	117	27,535
Series 2012-87, Class NS, IO
5.898%(c)	02/25/39	219	39,356
Series 2012-94, Class KS, IO
6.498%(c)	05/25/38	370	82,094
Series 2012-94, Class SL, IO
6.548%(c)	05/25/38	324	72,777
Series 2012-98, Class SA, IO
5.896%(c)	05/25/39	530	98,559
Series 2012-104, Class QS, IO
5.948%(c)	03/25/39	156	28,890
Series 2012-107, Class QS, IO
5.948%(c)	10/25/40	130	27,622
Series 2012-110, Class MS, IO
5.846%(c)	10/25/42	150	36,687
Series 2012-110, Class SB, IO
6.546%(c)	10/25/32	232	53,704
Series 2012-111, Class KS, IO
5.998%(c)	01/25/40	90	15,046
Series 2012-114, Class DS, IO
5.946%(c)	08/25/39	426	84,022
Series 2012-114, Class HS, IO
5.996%(c)	03/25/40	381	72,878
Series 2012-115, Class DS, IO
5.946%(c)	10/25/42	1,016	207,739
Series 2012-120, Class ES, IO
6.048%(c)	11/25/39	325	66,295
Series 2012-120, Class SE, IO
6.046%(c)	02/25/39	514	99,009
Series 2012-124, Class DS, IO
5.996%(c)	04/25/40	353	68,544
Series 2012-137, Class CS, IO
6.046%(c)	08/25/41	433	90,806
Series 2012-145, Class IM, IO
4.500%	01/25/43	105	21,609

SEE NOTES TO FINANCIAL STATEMENTS.

A327

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-2, Class S, IO
5.996%(c)	02/25/43	538	$120,742
Series 2013-4, Class AJ
3.500%	02/25/43	1,396	1,423,764
Series 2013-4, Class PC
2.000%	06/25/42	1,892	1,788,076
Series 2013-5, Class EZ
2.000%	08/25/42	182	153,454
Series 2013-9, Class SG, IO
6.046%(c)	03/25/39	284	56,679
Series 2013-29, Class QZ
4.000%	04/25/43	118	113,391
Series 2013-33, Class DZ
3.500%	08/25/42	56	50,119
Series 2013-83, Class CA
3.500%	10/25/37	1,687	1,769,785
Series 2013-96, Class YA
3.500%	09/25/38	2,228	2,314,066
Series 2013-131, Class S, IO
3.500%(c)	01/25/34	133	27,613
Series G93-17, Class S, IO
8.846%(c)	04/25/23	378	80,634
Fannie Mae Whole Loan,
Series 1999-W4, Class A9
6.250%	02/25/29	474	530,956
Series 2001-W3, Class A
7.000%(c)	09/25/41	578	663,608
Series 2002-W6, Class 2A1
6.502%(c)	06/25/42	331	379,960
Series 2003-W2, Class 2A9
5.900%	07/25/42	213	240,191
Series 2003-W3, Class 2A5
5.356%	06/25/42	480	510,914
Series 2003-W6, Class 1A41
5.398%	10/25/42	1,669	1,812,438
Series 2003-W6, Class 3A
6.500%	09/25/42	391	444,677
Series 2003-W10, Class 3A5
4.299%	06/25/43	1,711	1,830,026
Series 2003-W12, Class 2A7
4.680%	06/25/43	481	518,663
Series 2004-W2, Class 2A2
7.000%	02/25/44	435	503,931
Series 2004-W2, Class 5A
7.500%	03/25/44	491	566,443
Series 2004-W6, Class 3A4
6.500%	07/25/34	843	910,062
Series 2004-W8, Class 2A
6.500%	06/25/44	509	585,981
Series 2004-W11, Class 1A1
6.000%	05/25/44	2,004	2,346,638
Series 2004-W12, Class 1A2
6.500%	07/25/44	1,153	1,316,017
Series 2005-W1, Class 1A2
6.500%	10/25/44	405	474,851
Series 2005-W4, Class 1A1
6.000%	08/25/35	332	371,683
Series 2007-W7, Class 2A2, IO

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
6.376%(c)	07/25/37	64	$7,553
Series 2007-W10, Class 2A
6.291%(c)	08/25/47	516	583,045
Series 2009-W1, Class A
6.000%	12/25/49	958	1,078,341
Federal Deposit Insurance Corp.,
Series 2013-N1, Class A, 144A
4.500%	10/25/18	179	181,751
FHLMC Multifamily Structured Pass-Through Trust,
Series K708, Class X1, IO
1.000%	01/25/19	17,308	1,039,103
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.000%	09/25/43	846	979,220
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	495	545,309
First Horizon Mortgage Pass-Through Trust,
Series 2003-7, Class 2A1
4.500%	09/25/18	45	46,313
Series 2003-AR3, Class 3A1
2.565%(c)	09/25/33	623	624,204
Freddie Mac REMICS,
Series 1049, Class S
38.688%(c)	02/15/21	14	24,993
Series 1621, Class J
6.400%	11/15/23	149	164,817
Series 1630, Class PK
6.000%	11/15/23	387	429,197
Series 1675, Class KZ
6.500%	02/15/24	352	388,940
Series 1680, Class PK
6.500%	02/15/24	432	477,343
Series 1695, Class EB
7.000%	03/15/24	482	547,135
Series 1980, Class Z
7.000%	07/15/27	538	614,031
Series 2353, Class KZ
6.500%	09/15/31	611	681,459
Series 2378, Class PE
5.500%	11/15/16	124	129,601
Series 2535, Class AW
5.500%	12/15/32	302	330,385
Series 2557, Class HL
5.300%	01/15/33	1,672	1,828,031
Series 2595, Class DC
5.000%	04/15/23	1,176	1,269,341
Series 2595, Class GC
5.500%	04/15/23	401	440,744
Series 2611, Class TM
10.000%(c)	05/15/33	84	103,249
Series 2626, Class JC
5.000%	06/15/23	1,604	1,766,144
Series 2628, Class AB
4.500%	06/15/18	153	161,103
Series 2630, Class FL
0.655%(c)	06/15/18	167	167,702
Series 2643, Class SA

SEE NOTES TO FINANCIAL STATEMENTS.

A328

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
44.514%(c)	03/15/32	58	$119,184
Series 2661, Class FG
0.605%(c)	03/15/17	61	61,621
Series 2684, Class PO, PO
0.864%(s)	01/15/33	204	204,375
Series 2691, Class VU
5.500%	08/15/23	612	623,097
Series 2694, Class QH
4.500%	03/15/32	12	11,988
Series 2707, Class KJ
5.000%	11/15/18	42	43,630
Series 2764, Class UG
5.000%	03/15/34	1,360	1,512,880
Series 2793, Class PD
5.000%	12/15/32	331	336,909
Series 2862, Class GB
5.000%	09/15/24	407	439,827
Series 2864, Class NB
5.500%	07/15/33	953	1,027,802
Series 2885, Class LZ
6.000%	11/15/34	1,100	1,319,786
Series 2893, Class PE
5.000%	11/15/34	915	1,006,771
Series 2901, Class VU
5.000%	06/15/18	1,070	1,085,403
Series 2906, Class SW, IO
6.545%(c)	11/15/34	33	1,704
Series 2922, Class SU
13.990%(c)	02/15/35	117	148,509
Series 2980, Class QA
6.000%	05/15/35	881	985,316
Series 2990, Class SR, IO
6.495%(c)	03/15/35	1,627	202,106
Series 3005, Class ED
5.000%	07/15/25	797	877,561
Series 3017, Class OC, PO
1.187%(s)	08/15/25	351	342,688
Series 3080, Class VB
5.000%	06/15/25	412	417,186
Series 3126, Class AO, PO
2.420%(s)	03/15/36	295	274,209
Series 3155, Class PS, IO
6.995%(c)	05/15/36	153	22,741
Series 3171, Class OJ, PO
1.170%(s)	06/15/36	14	11,267
Series 3187, Class Z
5.000%	07/15/36	1,441	1,557,591
Series 3201, Class IN, IO
6.095%(c)	08/15/36	1,382	195,526
Series 3218, Class AS, IO
6.425%(c)	09/15/36	58	9,850
Series 3218, Class HS, IO
7.045%(c)	09/15/26	892	144,016
Series 3236, Class IS, IO
6.495%(c)	11/15/36	80	14,973
Series 3237, Class BO, PO
1.842%(s)	11/15/36	496	419,621
Series 3306, Class TB

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
2.905%(c)	04/15/37	56	$57,416
Series 3306, Class TC
2.365%(c)	04/15/37	49	49,757
Series 3383, Class KB
5.500%	11/15/27	1,140	1,286,848
Series 3385, Class SN, IO
5.845%(c)	11/15/37	355	41,543
Series 3405, Class PE
5.000%	01/15/38	975	1,079,222
Series 3443, Class PT
6.500%	03/15/37	1,511	1,714,614
Series 3564, Class JA
4.000%	01/15/18	183	191,021
Series 3593, Class SL, IO
6.245%(c)	11/15/24	814	85,902
Series 3605, Class NC
5.500%	06/15/37	955	1,060,248
Series 3609, Class SA, IO
6.185%(c)	12/15/39	1,678	359,786
Series 3628, Class A
5.000%	06/15/38	61	61,913
Series 3648, Class CY
4.500%	03/15/30	1,400	1,506,705
Series 3654, Class AU
7.000%	10/15/27	60	61,505
Series 3656, Class LV
5.000%	05/15/21	1,214	1,271,745
Series 3662, Class PJ
5.000%	04/15/40	1,390	1,521,074
Series 3677, Class PB
4.500%	05/15/40	2,045	2,202,643
Series 3688, Class GT
7.198%(c)	11/15/46	440	527,095
Series 3692, Class PS, IO
6.445%(c)	05/15/38	120	13,319
Series 3737, Class LI, IO
4.500%	05/15/24	261	21,825
Series 3739, Class MC
4.000%	11/15/38	1,270	1,317,034
Series 3740, Class SB, IO
5.845%(c)	10/15/40	915	153,679
Series 3747, Class HI, IO
4.500%	07/15/37	769	78,023
Series 3784, Class S, IO
6.445%(c)	07/15/23	1,283	142,115
Series 3819, Class SH, IO
6.315%(c)	06/15/40	261	34,803
Series 3827, Class H
4.000%	09/15/37	83	84,035
Series 3835, Class KA
4.000%	05/15/37	175	180,151
Series 3845, Class KP
4.000%	04/15/38	105	106,556
Series 3850, Class LS, IO
2.196%(c)	05/15/39	111	8,384
Series 3852, Class QN
5.500%(c)	05/15/41	645	672,859
Series 3852, Class TP

SEE NOTES TO FINANCIAL STATEMENTS.

A329

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
5.500%(c)	05/15/41	721	$763,850
Series 3855, Class HI, IO
4.000%	02/15/26	1,361	116,247
Series 3859, Class JB
5.000%	05/15/41	1,350	1,495,467
Series 3877, Class EL
4.000%	08/15/38	7	6,534
Series 3877, Class EM
4.000%	08/15/38	2	1,872
Series 3884, Class AD
4.000%	08/15/38	88	88,764
Series 3919, Class LS, IO
6.295%(c)	09/15/41	138	28,775
Series 3962, Class KS, IO
1.931%(c)	06/15/38	251	18,642
Series 3989, Class SJ, IO
5.795%(c)	01/15/42	348	59,589
Series 3997, Class HS, IO
6.395%(c)	03/15/38	504	80,636
Series 4013, Class SB, IO
6.295%(c)	03/15/42	171	43,543
Series 4019, Class SC, IO
6.295%(c)	03/15/42	735	140,441
Series 4027, Class SW, IO
5.765%(c)	04/15/42	515	85,779
Series 4030, Class IL, IO
3.500%	04/15/27	5,821	695,514
Series 4033, Class SC, IO
6.395%(c)	10/15/36	176	35,532
Series 4050, Class EI, IO
4.000%	02/15/39	524	79,339
Series 4057, Class BS, IO
5.895%(c)	09/15/39	389	64,288
Series 4057, Class CS, IO
5.898%(c)	04/15/39	221	39,820
Series 4057, Class SA, IO
5.895%(c)	04/15/39	3,883	692,066
Series 4059, Class SP, IO
6.395%(c)	06/15/42	1,294	271,183
Series 4068, Class TS, IO
5.845%(c)	06/15/42	314	63,770
Series 4073, Class AS, IO
5.895%(c)	08/15/38	421	70,279
Series 4080, Class SA, IO
5.845%(c)	07/15/42	222	40,362
Series 4084, Class GS, IO
5.895%(c)	04/15/39	1,533	273,424
Series 4086, Class TS, IO
5.945%(c)	04/15/37	429	66,922
Series 4093, Class SD, IO
6.548%(c)	01/15/38	422	96,151
Series 4097, Class SA, IO
5.895%(c)	08/15/42	455	112,124
Series 4097, Class TS, IO
5.945%(c)	05/15/39	550	105,363
Series 4099, Class BS, IO
5.898%(c)	06/15/39	279	53,821
Series 4100, Class KJ

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
3.500%	08/15/42	24	$22,720
Series 4102, Class SW, IO
5.945%(c)	05/15/39	134	25,915
Series 4104, Class SC, IO
5.895%(c)	09/15/42	298	60,282
Series 4113, Class JS, IO
5.895%(c)	07/15/39	124	23,220
Series 4116, Class MS, IO
6.045%(c)	11/15/39	197	39,118
Series 4119, Class SC, IO
5.995%(c)	10/15/42	1,001	202,508
Series 4122, Class SJ, IO
5.995%(c)	12/15/40	886	180,787
Series 4123, Class SA, IO
6.045%(c)	09/15/39	147	26,773
Series 4123, Class SB, IO
5.995%(c)	10/15/42	414	96,209
Series 4132, Class SE, IO
6.045%(c)	12/15/40	171	34,400
Series 4136, Class SA, IO
6.048%(c)	12/15/39	163	30,221
Series 4152, Class SG, IO
6.345%(c)	02/15/42	1,073	210,119
Series 4165, Class ZA
3.500%	02/15/43	33	28,751
Series 4174, Class SA, IO
6.045%(c)	05/15/39	689	134,801
Series 4199, Class SD, IO
6.045%(c)	06/15/39	587	103,278
Series 4229, Class AS, IO
5.998%(c)	12/15/38	196	32,838
Series 4238, Class SH
6.928%(c)	08/15/43	118	111,272
Series 4259, Class KN
4.000%	10/15/43	12	12,053
Series 4267, Class CI, IO
4.000%	05/15/39	223	40,976
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	1,560	1,628,375
Series 304, Class C32, IO
3.000%	12/15/27	4,253	450,216
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2, Class M3
3.752%(c)	04/25/24	250	268,087
GMAC Mortgage Corp. Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	192	191,827
Government National Mortgage Assoc.,
Series 2002-41, Class HS, IO
6.845%(c)	06/16/32	894	189,201
Series 2002-84, Class PH
6.000%	11/16/32	1,436	1,614,850
Series 2003-25, Class PZ
5.500%	04/20/33	954	1,059,680
Series 2003-58, Class PC
5.000%	07/20/33	1,793	1,985,810
Series 2003-86, Class ZC

SEE NOTES TO FINANCIAL STATEMENTS.

A330

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
4.500%	10/20/33	732	$762,233
Series 2004-19, Class KE
5.000%	03/16/34	1,460	1,617,588
Series 2004-28, Class ST, IO
1.080%(c)	04/20/34	6,576	104,841
Series 2004-30, Class UC
5.500%	02/20/34	850	918,050
Series 2004-86, Class SP, IO
5.943%(c)	09/20/34	1,460	187,088
Series 2004-88, Class ES, IO
5.945%(c)	06/17/34	1,483	225,679
Series 2005-7, Class NL, IO
6.595%(c)	03/17/33	19	2,262
Series 2005-30, Class WD
6.000%	07/20/33	645	707,152
Series 2006-23, Class S, IO
6.343%(c)	01/20/36	1,159	118,664
Series 2006-26, Class S, IO
6.343%(c)	06/20/36	991	145,808
Series 2006-38, Class SG, IO
6.493%(c)	09/20/33	736	21,702
Series 2007-16, Class KU, IO
6.493%(c)	04/20/37	1,240	184,408
Series 2007-24, Class SA, IO
6.353%(c)	05/20/37	2,597	381,231
Series 2007-35, Class TE
6.000%	06/20/37	1,660	1,878,298
Series 2007-58, Class SD, IO
6.333%(c)	10/20/37	1,584	231,315
Series 2007-59, Class SP, IO
6.513%(c)	04/20/37	1,165	133,396
Series 2008-36, Class AY
5.000%	04/16/23	530	586,804
Series 2008-47, Class ML
5.250%	06/16/38	760	854,007
Series 2008-62, Class SA, IO
5.993%(c)	07/20/38	730	112,756
Series 2008-73, Class SK, IO
6.583%(c)	08/20/38	1,514	236,945
Series 2008-79, Class SA, IO
7.393%(c)	09/20/38	774	147,770
Series 2009-6, Class CI, IO
6.500%	11/16/38	348	47,884
Series 2009-16, Class SJ, IO
6.643%(c)	05/20/37	1,685	275,091
Series 2009-36, Class IE, IO
1.000%(c)	09/20/38	3,865	115,969
Series 2009-41, Class GS, IO
5.895%(c)	06/16/39	66	9,255
Series 2009-65, Class LB
6.000%	07/16/39	320	352,462
Series 2009-77, Class CS, IO
6.845%(c)	06/16/38	1,970	260,038
Series 2009-81, Class A
5.750%	09/20/36	410	454,106
Series 2009-83, Class TS, IO
5.943%(c)	08/20/39	721	100,591
Series 2009-106, Class ST, IO

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
5.843%(c)	02/20/38	1,338	$197,317
Series 2009-106, Class XL, IO
6.593%(c)	06/20/37	1,273	184,054
Series 2009-127, Class IA, IO
0.450%(c)	09/20/38	6,374	86,469
Series 2010-4, Class SB, IO
6.345%(c)	08/16/39	1,796	189,217
Series 2010-9, Class YD, IO
6.648%(c)	01/16/40	324	64,812
Series 2010-14, Class AO, PO
2.725%(s)	12/20/32	150	144,889
Series 2010-14, Class DO, PO
1.638%(s)	03/20/36	97	96,567
Series 2010-14, Class QP
6.000%	12/20/39	191	205,155
Series 2010-31, Class SK, IO
5.943%(c)	11/20/34	761	117,127
Series 2010-42, Class ES, IO
5.527%(c)	04/20/40	464	75,927
Series 2010-85, Class ID, IO
6.000%	09/20/39	1,052	196,101
Series 2010-129, Class AW
6.123%(c)	04/20/37	2,030	2,285,509
Series 2010-157, Class OP, PO
3.789%(s)	12/20/40	1,052	861,933
Series 2011-75, Class GP
4.000%	05/20/41	1,848	1,979,901
Series 2011-85, Class SA, IO
5.967%(c)	06/20/41	98	17,318
Series 2012-93, Class MS, IO
6.493%(c)	07/20/42	98	24,028
Series 2012-H31, Class FD
0.499%(c)	12/20/62	1,606	1,590,092
Series 2013-69, Class SM, IO
6.047%(c)	05/20/43	137	20,384
Series 2013-165, Class ST, IO
5.993%(c)	11/20/43	203	39,368
Series 2013-H04, Class BA
1.650%	02/20/63	1,594	1,584,458
Series 2013-H05, Class FB
0.559%(c)	02/20/62	1,511	1,508,694
Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
0.464%(c)	10/25/45	484	382,239
GSR Mortgage Loan Trust,
Series 2003-7F, Class 1A4
5.250%	06/25/33	283	291,107
Series 2004-11, Class 1A1
2.661%(c)	09/25/34	182	172,506
Series 2004-6F, Class 2A4
5.500%	05/25/34	330	353,148
Series 2005-7F, Class 3A2
0.654%(c)	09/25/35	2,239	2,118,628
Series 2006-2F, Class 2A1
5.750%	02/25/36	62	57,613
Series 2006-3F, Class 2A7
5.750%	03/25/36	194	186,461

SEE NOTES TO FINANCIAL STATEMENTS.

A331

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust,
Series 2004-9, Class 2A
2.318%(c)	12/19/34	65	$54,791
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
0.704%(c)	09/25/34	754	745,782
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	414	431,160
Series 2005-S2, Class 4A3
5.500%	09/25/20	136	144,522
Series 2006-A2, Class 5A1
2.546%(c)	11/25/33	116	116,473
Series 2006-A2, Class 5A3
2.546%(c)	11/25/33	439	438,568
Series 2007-A1, Class 5A5
2.663%(c)	07/25/35	226	232,326
JPMorgan Resecuritization Trust,
Series 2010-4, Class 7A1, 144A
1.865%(c)	08/26/35	195	194,994
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	48	46,443
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.454%(c)	11/25/35	63	55,771
Series 2006-18N, Class A2A
0.304%(c)	12/25/36	83	73,205
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
2.562%(c)	08/25/34	351	349,547
Series 2004-13, Class 3A7
2.649%(c)	11/21/34	395	403,561
MASTR Alternative Loans Trust,
Series 2003-8, Class 5A1
5.000%	11/25/18	150	156,774
Series 2003-9, Class 5A1
4.500%	12/25/18	352	360,050
Series 2004-1, Class 4A1
5.500%	02/25/34	165	170,135
Series 2004-3, Class 2A1
6.250%	04/25/34	419	443,080
Series 2005-5, Class 3A1
5.750%	08/25/35	127	113,175
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	1,165	1,237,145
Series 2004-6, Class 3A1
5.250%	07/25/19	263	269,150
Series 2004-6, Class 4A1
5.000%	07/25/19	229	236,989
Series 2004-P7, Class A6, 144A
5.500%	12/27/33	271	292,042
Series 2006-3, Class 30PO, PO
14.679%(s)	10/25/36	310	237,831
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1
0.794%(c)	10/25/28	877	875,511

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-B, Class A1
0.654%(c)	05/25/29		673	$670,421
Series 2004-HB1, Class A3
2.124%(c)	04/25/29		235	234,060
Morgan Stanley Dean Witter Capital I, Inc., Trust,
Series 2003-HYB1, Class A3
1.686%(c)	03/25/33		524	502,882
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
2.465%(c)	09/25/34		375	377,747
PHH Mortgage Capital LLC,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38		400	423,651
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19		221	229,477
Series 2004-CL1, Class 1A1
6.000%	02/25/34		409	430,873
RAAC,
Series 2005-SP1, Class 2A1
5.250%	09/25/34		393	406,781
RALITrust,
Series 2006-QO9, Class 1A4A
0.324%(c)	12/25/46		78	69,523
Residential Accredit Loans, Inc.,
Series 2003-QS16, Class A1
5.000%	08/25/18		99	100,456
Series 2003-QS20, Class A1
5.000%	11/25/18		70	71,396
Series 2004-QS3, Class CB
5.000%	03/25/19		273	279,366
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.476%(c)	12/25/34		278	284,367
Residential Funding Mortgage Securities I,
Series 2003-S4, Class A4
5.750%	03/25/33		249	255,203
Series 2006-S9, Class A1
6.250%	09/25/36		160	144,612
Series 2006-S12, Class 2A2
6.000%	12/25/36		175	173,006
Sequoia Mortgage Trust,
Series 2004-8, Class A2
1.135%(c)	09/20/34		498	483,498
Series 2013-4, Class A1
2.325%(c)	04/25/43		221	200,408
Springleaf Mortgage Loan Trust,
Series 2012-1A, Class B1, 144A
6.000%(c)	09/25/57		350	362,816
Series 2012-2A, Class A, 144A
2.220%(c)	10/25/57		476	482,487
Series 2012-2A, Class B1, 144A
6.000%(c)	10/25/57	(g)	250	255,212
Series 2012-3A, Class A, 144A
1.570%(c)	12/25/59		216	215,979
Series 2012-3A, Class M3, 144A
4.440%(c)	12/25/59		101	104,535
Series 2012-3A, Class M4, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A332

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
5.300%(c)	12/25/59	79	$81,719
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	666	663,200
Series 2013-1A, Class B1, 144A
5.580%(c)	06/25/58	100	99,990
Series 2013-1A, Class M3, 144A
3.790%(c)	06/25/58	159	160,286
Series 2013-1A, Class M4, 144A
4.440%(c)	06/25/58	100	101,108
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	1,107	1,130,561
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	1,075	1,107,608
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
4.755%(c)	06/25/34	142	141,568
Series 2004-9XS, Class A
0.524%(c)	07/25/34	1,796	1,706,775
Structured Agency Credit Risk Debt Notes,
Series 2014-DN1, Class M3
4.654%(c)	02/25/24	250	286,969
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A1
0.856%(c)	03/19/34	1,503	1,479,103
Structured Asset Securities Corp.,
Series 2003-22A, Class 3A
2.515%(c)	06/25/33	153	154,785
Series 2003-26A, Class 3A5
2.443%(c)	09/25/33	617	620,500
Series 2003-29, Class 1A1
4.750%	09/25/18	166	169,092
Series 2003-32, Class 5A1
5.846%(c)	11/25/33	149	158,038
Series 2004-7, Class 2A1
5.504%(c)	05/25/24	276	284,113
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
0.892%	09/25/44	219	212,298
0.894%(c)	09/25/44	523	507,113
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	348	402,160
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-S1, Class A5
5.500%	04/25/33	373	382,862
Series 2004-S3, Class 3A2
6.000%	07/25/34	470	495,267
Series 2003-AR4, Class A7
2.367%(c)	05/25/33	319	326,403
Wells Fargo Alternative Loan Trust,
Series 2005-2, Class M1
0.602%(c)	10/25/35	100	89,430
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-B, Class A1
2.490%(c)	02/25/34	87	87,951
Series 2004-EE, Class 2A2
2.612%(c)	12/25/34	476	488,459
Series 2004-O, Class A1

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
4.917%(c)	08/25/34	269	$274,243
Series 2005-16, Class A8
5.750%	01/25/36	53	54,878
Series 2005-AR3, Class 1A1
2.621%(c)	03/25/35	2,389	2,429,014
Series 2005-AR9, Class 3A1
2.630%(c)	06/25/34	360	366,144
Series 2006-11, Class A8
6.000%	09/25/36	133	129,924
Series 2006-17, Class A1
5.500%	11/25/21	74	74,759
Series 2007-3, Class 3A1
5.500%	04/25/22	15	15,226
Series 2007-7, Class A49
6.000%	06/25/37	427	422,396
Series 2007-8, Class 2A8
6.000%	07/25/37	257	251,449
Series 2007-11, Class A85
6.000%	08/25/37	328	328,004
Series 2007-11, Class A96
6.000%	08/25/37	39	39,108

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $189,109,739)			192,095,733

U.S. GOVERNMENT AGENCY
OBLIGATIONS — 5.2%
Fannie Mae Principal Strip, MTN, PO
3.415%(s)	05/15/30	1,750	959,177
Federal Home Loan Mortgage Corp.
2.260%(c)	10/01/36	151	160,884
3.500%	09/01/32-04/01/33	7,455	7,751,902
4.000%	02/01/26-10/01/42	4,453	4,744,958
5.000%	11/01/23	717	761,579
5.500%	12/01/24-06/01/35	2,649	2,896,879
6.000%	12/01/23-12/01/36	2,076	2,337,622
6.500%	10/01/22-05/01/37	2,035	2,287,977
7.000%	09/01/36-11/01/37	1,396	1,559,481
8.000%	02/01/38	152	177,264
Federal National Mortgage Assoc.
1.400%	07/01/17	1,460	1,474,354
1.735%	05/01/20	1,820	1,777,988
1.770%	02/01/20	2,528	2,496,212
2.010%	06/01/20	2,000	2,001,895
2.140%	04/01/19	1,694	1,718,254
2.180%	07/01/20	1,895	1,897,572
2.263%(s)	07/05/14	2,800	2,799,952
2.330%	01/01/23	1,960	1,912,044
2.340%	12/01/22	2,295	2,239,536
2.350%	05/01/23	1,464	1,425,023
2.370%	12/01/22	1,576	1,536,764
2.390%	12/01/22	2,130	2,099,328
2.490%	10/01/17	944	979,921
2.520%	05/01/23	2,000	1,935,117
2.570%	03/01/23	1,975	1,954,831
2.667%	12/01/22	1,750	1,747,838
2.710%	10/01/22	2,226	2,176,934

SEE NOTES TO FINANCIAL STATEMENTS.

A333

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
2.750%	03/01/22	1,289	$1,282,889
2.960%	04/01/22	1,928	1,979,919
3.000%	TBA	1,434	1,413,051
3.030%	12/01/21	1,755	1,813,843
3.380%	01/01/18	1,430	1,519,090
3.416%	10/01/20	1,185	1,261,989
3.440%	11/01/23	2,410	2,521,584
3.450%	01/01/24	2,530	2,647,221
3.460%(s)	06/01/17	1,675	1,623,157
3.500%	07/01/32-08/01/43	25,747	26,480,305
3.590%	10/01/20	1,386	1,484,783
3.690%	11/01/23	1,345	1,431,442
3.743%	06/01/18	1,668	1,804,712
3.760%	03/01/24	2,745	2,907,957
3.810%	01/01/19	1,292	1,394,694
4.000%	07/01/42-06/01/43	4,572	4,828,676
4.000%	TBA	1,434	1,517,295
4.010%	08/01/21	1,702	1,864,678
4.340%	04/01/20	1,825	2,027,434
4.506%	06/01/19	2,530	2,781,463
5.000%	12/01/19-10/01/39	4,704	5,172,049
5.500%	01/01/19-01/01/38	1,313	1,435,954
6.000%	09/01/19-08/01/37	5,655	6,329,364
6.279%(c)	09/01/37	160	171,260
6.500%	09/01/22-10/01/38	1,706	1,917,357
7.000%	05/01/17-04/01/37	295	322,730
8.000%	12/01/36	1,442	1,640,110
Financing Corp. Strip, Debs., PO
3.111%(s)	04/05/19	1,500	1,374,960
Government National Mortgage Assoc.
6.000%	08/15/36-03/20/41	4,858	5,565,590
6.500%	10/15/23-12/20/40	3,098	3,508,086
7.000%	10/20/38-12/20/38	717	801,417
7.500%	01/20/35	318	384,267
8.000%	05/20/32	854	993,097
Residual Funding Corp., Sr. Unsec’d. Notes, PO
3.577%(s)	07/15/20	2,400	2,103,331
Tennessee Valley Authority
4.875%	01/15/48	885	991,229
5.880%	04/01/36	3,430	4,436,911
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35	1,260	529,807

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $156,676,795)			158,074,987

U.S. TREASURY OBLIGATIONS — 7.1%
U.S. Treasury Bonds
3.125%	05/15/21(k)	90	96,082
4.500%	11/15/15-02/15/36	5,000	5,464,805
8.125%	05/15/21	5,000	6,960,545
U.S. Treasury Notes
0.250%	01/31/15(k)	17,865	17,882,454
0.875%	02/28/17	20,000	20,073,440
1.000%	06/30/19	7,800	7,559,908
1.625%	08/15/22(a)	12,450	11,819,719
4.250%	11/15/17	4,000	4,425,000
8.750%	08/15/20(a)	7,500	10,486,523
U.S. Treasury Strip Coupon
1.095%(s)	08/15/16	15,000	14,827,890

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
1.372%(s)	11/15/19		10,000	$9,071,090
1.376%(s)	02/15/18	(a)	5,000	4,784,805
1.466%(s)	11/15/17		5,000	4,818,010
1.643%(s)	02/15/21		28,570	24,797,132
1.821%(s)	02/15/20	(a)	10,200	9,165,995
2.401%(s)	02/15/22		2,825	2,359,612
2.494%(s)	11/15/28		3,000	1,908,063
2.595%(s)	11/15/26		1,800	1,246,057
2.660%(s)	05/15/20		10,084	8,986,952
2.749%(s)	08/15/20		6,500	5,736,751
2.797%(s)	02/15/23	(a)	12,450	10,003,936
2.956%(s)	02/15/29		6,460	4,064,212
3.382%(s)	05/15/31		3,335	1,913,456
3.428%(s)	08/15/17		5,000	4,848,915
3.501%(s)	08/15/19	(a)	10,390	9,500,117
3.685%(s)	08/15/18		8,500	8,022,751
4.165%(s)	02/15/30		4,000	2,414,728
4.357%(s)	11/15/29		3,000	1,828,752
4.721%(s)	11/15/27	(a)	3,000	1,991,124

TOTAL U.S. TREASURY OBLIGATIONS (cost $215,526,825)				217,058,824

TOTAL LONG-TERM INVESTMENTS (cost $2,451,932,264)				2,729,026,209

			Shares
SHORT-TERM INVESTMENTS — 15.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 15.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $482,971,310; includes $155,478,205 of cash collateral forsecurities on loan)(b)(w)(Note 4)			482,971,310	482,971,310

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.1%
U.S. Treasury Bills
0.003%	07/10/14		100	99,999
0.004%	07/10/14		20	20,000
0.005%	07/10/14		70	70,000
0.022%	10/02/14	(h)	30	29,997
0.025%	10/02/14	(h)	140	139,986
0.026%	10/02/14	(h)	180	179,981
0.028%	10/02/14	(h)	20	19,998
0.030%	10/02/14	(h)	60	59,994
0.033%	10/02/14	(h)	860	859,911
0.034%	10/02/14	(h)	35	34,996
0.036%	07/10/14		50	50,000
0.040%	07/10/14		130	129,999
0.043%	07/10/14		65	65,000
0.046%	07/10/14		45	45,000
0.048%	07/10/14		125	124,999
0.050%	07/10/14		250	249,999
0.060%	07/10/14		20	20,000

SEE NOTES TO FINANCIAL STATEMENTS.

A334

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS(k)(n) (continued)
0.081%	05/28/15	60	$59,949

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,259,842)			2,259,808

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Put Options
Eurodollar Futures, expiring 09/21/16, Strike Price $99.00	Goldman Sachs & Co.	EUR	62	16,663
EuroDollar Mid-Curve option, expiring 12/21/15, Strike Price $98.75	Marwood Group	EUR	29	12,144
Interest Rate Swap Options, Pay a fixed rate of 4.23% and receive a floating rate based on 3-month LIBOR, expiring 02/26/16	JPMorgan Chase		75	16,938

(cost $96,300)				45,745

TOTAL SHORT-TERM INVESTMENTS (cost $485,327,452)				485,276,863

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD
SHORT AND OPTIONS WRITTEN — 105.4% (cost $2,937,259,716)	3,214,303,072

	Shares
SECURITIES SOLD SHORT(q) — (4.8)%
COMMON STOCKS — (4.5)%
Aerospace & Defense — (0.2)%
Boeing Co. (The)	15,618	(1,987,078)
Lockheed Martin Corp.	15,814	(2,541,784)
Raytheon Co.	12,589	(1,161,335)

		(5,690,197)

Air Freight & Logistics
C.H. Robinson Worldwide, Inc.	7,000	(446,530)
United Parcel Service, Inc. (Class B Stock)	5,592	(574,075)

		(1,020,605)

Airlines
Southwest Airlines Co.	16,230	(435,938)

Auto Components
BorgWarner, Inc.	12,620	(822,698)

Automobiles
Ford Motor Co.	66,329	(1,143,512)

Banks — (0.2)%
Associated Banc-Corp.	26,150	(472,792)
BancorpSouth, Inc.	21,151	(519,680)
Bank of Hawaii Corp.	17,904	(1,050,786)
Comerica, Inc.	500	(25,080)
Commerce Bancshares, Inc.	7,328	(340,752)

	Shares	Value (Note 2)
SECURITIES SOLD SHORT(q) (continued)
COMMON STOCKS (continued)
Banks (continued)
Cullen/Frost Bankers, Inc.	8,827	$(701,040)
First Horizon National Corp.	32,253	(382,521)
Hancock Holding Co.	14,530	(513,200)
KeyCorp	49,840	(714,207)
M&T Bank Corp.	3,080	(382,074)
Prosperity Bancshares, Inc.	6,302	(394,505)
Signature Bank*	3,400	(429,012)
UMB Financial Corp.	10,855	(688,098)
Valley National Bancorp	55,892	(553,890)

		(7,167,637)

Beverages
Brown-Forman Corp. (Class B Stock)	7,168	(675,011)

Biotechnology — (0.1)%
Amgen, Inc.	6,812	(806,336)
Cepheid, Inc.*	2,500	(119,850)
Gilead Sciences, Inc.*	9,230	(765,259)
Isis Pharmaceuticals, Inc.*	4,230	(145,724)
Medivation, Inc.*	6,492	(500,403)
Regeneron Pharmaceuticals, Inc.*	1,160	(327,665)
Seattle Genetics, Inc.*	3,600	(137,700)
United Therapeutics Corp.*	2,749	(243,259)

		(3,046,196)

Capital Markets — (0.1)%
Ameriprise Financial, Inc.	2,160	(259,200)
BlackRock, Inc.	2,698	(862,281)
Franklin Resources, Inc.	16,052	(928,448)
Northern Trust Corp.	9,617	(617,508)
T. Rowe Price Group, Inc.	3,444	(290,708)

		(2,958,145)

Chemicals — (0.2)%
Cabot Corp.	7,662	(444,319)
E.I. du Pont de Nemours & Co.	11,690	(764,994)
Ecolab, Inc.	7,885	(877,916)
OM Group, Inc.	12,959	(420,260)
Praxair, Inc.	14,872	(1,975,596)
Valspar Corp. (The)	5,988	(456,226)

		(4,939,311)

Commercial Services & Supplies — (0.1)%
Stericycle, Inc.*	14,600	(1,728,932)

Communications Equipment
Motorola Solutions, Inc.	8,500	(565,845)
Viasat, Inc.*	3,100	(179,676)

		(745,521)

Consumer Finance
American Express Co.	2,770	(262,790)

Containers & Packaging
Bemis Co., Inc.	11,490	(467,183)
MeadWestvaco Corp.	2,800	(123,928)

		(591,111)

Diversified Consumer Services
Graham Holdings Co. (Class B Stock)	366	(262,828)

Diversified Financial Services
NASDAQ OMX Group, Inc. (The)	6,490	(250,644)

SEE NOTES TO FINANCIAL STATEMENTS.

A335

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Telecommunication Services — (0.1)%
AT&T, Inc.	73,945	$(2,614,695)

Electric Utilities — (0.2)%
Duke Energy Corp.	9,300	(689,967)
PPL Corp.	12,910	(458,692)
Southern Co. (The)	74,169	(3,365,789)
Xcel Energy, Inc.	32,100	(1,034,583)

		(5,549,031)

Electrical Equipment — (0.1)%
Rockwell Automation, Inc.	11,774	(1,473,634)

Electronic Equipment, Instruments & Components — (0.1)%
Amphenol Corp. (Class A Stock)	5,300	(510,602)
IPG Photonics Corp.*	2,000	(137,600)
Jabil Circuit, Inc.	2,300	(48,070)
National Instruments Corp.	34,500	(1,117,455)
Trimble Navigation Ltd.*	20,300	(750,085)

		(2,563,812)

Energy Equipment & Services
Cameron International Corp.*	3,700	(250,527)
Tenaris SA (Luxembourg), ADR	7,934	(374,088)

		(624,615)

Food & Staples Retailing — (0.1)%
Sysco Corp.	27,947	(1,046,615)
United Natural Foods, Inc.*	7,190	(468,069)
Walgreen Co.	8,730	(647,155)
Wal-Mart Stores, Inc.	13,710	(1,029,210)
Whole Foods Market, Inc.	3,800	(146,794)

		(3,337,843)

Food Products — (0.1)%
Campbell Soup Co.	14,680	(672,491)
ConAgra Foods, Inc.	7,500	(222,600)
Hershey Co. (The)	21,704	(2,113,318)
JM Smucker Co. (The)	5,800	(618,106)
Kraft Foods Group, Inc.	4,000	(239,800)
McCormick & Co. Inc.	7,900	(565,561)

		(4,431,876)

Gas Utilities
National Fuel Gas Co.	6,200	(485,460)

Health Care Equipment & Supplies — (0.1)%
Baxter International, Inc.	3,290	(237,867)
Becton, Dickinson & Co.	5,808	(687,086)
Medtronic, Inc.	14,699	(937,208)
Zimmer Holdings, Inc.	9,308	(966,729)

		(2,828,890)

Health Care Providers & Services — (0.1)%
AmerisourceBergen Corp.	11,240	(816,698)
Cardinal Health, Inc.	11,050	(757,588)
Cigna Corp.	4,150	(381,677)
Express Scripts Holding Co.*	2,917	(202,236)
Team Health Holdings, Inc.*	18,000	(898,920)
Tenet Healthcare Corp.*	12,000	(563,280)
WellPoint, Inc.	5,818	(626,075)

		(4,246,474)

SECURITIES SOLD SHORT(q) (continued)	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure — (0.2)%
Carnival Corp.	14,384	$(541,558)
Choice Hotels International, Inc.	20,181	(950,727)
Darden Restaurants, Inc.	8,600	(397,922)
Hilton Worldwide Holdings, Inc.*	36,640	(853,712)
Marriott International, Inc. (Class A Stock)	18,290	(1,172,389)
McDonald’s Corp.	8,260	(832,113)
Norwegian Cruise Line Holdings Ltd.*	13,300	(421,610)
Starbucks Corp.	5,000	(386,900)
Tim Hortons, Inc. (Canada)	9,770	(534,712)

		(6,091,643)

Household Products — (0.1)%
Church & Dwight Co., Inc.	20,951	(1,465,522)
Clorox Co. (The)	2,630	(240,382)

		(1,705,904)

Industrial Conglomerates — (0.1)%
3M Co.	4,790	(686,120)
Danaher Corp.	6,235	(490,882)
General Electric Co.	94,351	(2,479,544)

		(3,656,546)

Insurance — (0.2)%
Allstate Corp. (The)	9,900	(581,328)
AON PLC	5,030	(453,153)
Arch Capital Group Ltd.*	10,159	(583,533)
Arthur J. Gallagher & Co.	3,900	(181,740)
Assurant, Inc.	11,300	(740,715)
Chubb Corp. (The)	13,912	(1,282,269)
PartnerRe Ltd.	1,290	(140,881)
Principal Financial Group, Inc.	9,280	(468,454)
Progressive Corp. (The)	38,316	(971,694)
RenaissanceRe Holdings Ltd.	2,460	(263,220)
Torchmark Corp.	12,751	(1,044,562)
W.R. Berkley Corp.	13,556	(627,778)

		(7,339,327)

Internet & Catalog Retail — (0.1)%
Groupon, Inc.*	52,784	(349,430)
Netflix, Inc.*	2,943	(1,296,686)

		(1,646,116)

Internet Software & Services — (0.1)%
AOL, Inc.*	17,493	(696,046)
Rackspace Hosting, Inc.*	6,700	(225,522)
Twitter, Inc.*	12,620	(517,041)
Zillow, Inc. (Class A Stock)*	1,500	(214,395)

		(1,653,004)

IT Services — (0.1)%
Automatic Data Processing, Inc.	15,718	(1,246,123)
International Business Machines Corp.	2,190	(396,981)
Paychex, Inc.	36,274	(1,507,547)
Teradata Corp.*	9,600	(385,920)
Total System Services, Inc.	9,750	(306,248)

		(3,842,819)

Leisure Products — (0.1)%
Hasbro, Inc.	13,256	(703,231)

SEE NOTES TO FINANCIAL STATEMENTS.

A336

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)	Shares	Value (Note 2)
COMMON STOCKS (continued)
Leisure Products (continued)
Mattel, Inc.	23,740	$(925,148)

		(1,628,379)

Machinery — (0.1)%
Dover Corp.	12,319	(1,120,413)
Illinois Tool Works, Inc.	5,944	(520,457)

		(1,640,870)

Media — (0.2)%
AMC Networks, Inc. (Class A Stock)*	13,160	(809,208)
Charter Communications, Inc. (Class A Stock)*	2,700	(427,626)
Discovery Communications, Inc. (Class A Stock)*	9,172	(681,296)
Interpublic Group of Cos., Inc. (The)	31,590	(616,321)
Madison Square Garden Co. (The)*	4,400	(274,780)
News Corp. (Class B Stock)*	33,105	(577,682)
Scripps Networks Interactive, Inc. (Class A Stock)	16,289	(1,321,689)
Viacom, Inc. (Class B Stock)	3,700	(320,901)

		(5,029,503)

Metals & Mining — (0.1)%
Cliffs Natural Resources, Inc.	50,249	(756,247)
Nucor Corp.	16,535	(814,349)

		(1,570,596)

Multiline Retail
Kohl’s Corp.	2,746	(144,659)
Target Corp.	6,260	(362,767)

		(507,426)

Multi-Utilities — (0.1)%
Ameren Corp.	10,700	(437,416)
Consolidated Edison, Inc.	17,320	(1,000,057)
SCANA Corp.	7,620	(410,032)

		(1,847,505)

Oil, Gas & Consumable Fuels — (0.1)%
Cabot Oil & Gas Corp.	11,900	(406,266)
Cobalt International Energy, Inc.*	4,600	(84,410)
Enbridge, Inc. (Canada)	11,700	(555,399)
Exxon Mobil Corp.	2,400	(241,632)
Kinder Morgan, Inc.	12,540	(454,700)
Kodiak Oil & Gas Corp.*	6,800	(98,940)
Murphy Oil Corp.	9,590	(637,543)
QEP Resources, Inc.	2,800	(96,600)
WPX Energy, Inc.*	30,593	(731,479)

		(3,306,969)

Paper & Forest Products
Domtar Corp.	4,040	(173,114)

Personal Products
Estee Lauder Cos., Inc. (The) (Class A Stock)	9,500	(705,470)

Pharmaceuticals — (0.2)%
AbbVie, Inc.	21,348	(1,204,881)
Eli Lilly & Co.	33,224	(2,065,536)
Hospira, Inc.*	9,800	(503,426)

SECURITIES SOLD SHORT(q) (continued)	Shares	Value (Note 2)
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	63,384	$(1,881,237)
Zoetis, Inc.	12,800	(413,056)

		(6,068,136)

Professional Services
Advisory Board Co. (The)*	6,160	(319,088)

Real Estate Investment Trusts (REITs) — (0.2)%
Equity Residential	6,490	(408,870)
Federal Realty Investment Trust	4,950	(598,554)
Home Properties, Inc.	7,680	(491,213)
Hudson Pacific Properties, Inc.	16,338	(414,005)
Kimco Realty Corp.	24,110	(554,048)
Public Storage	840	(143,934)
Realty Income Corp.	11,300	(501,946)
SL Green Realty Corp.	3,670	(401,535)
Tanger Factory Outlet Centers	10,520	(367,884)
UDR, Inc.	12,310	(352,435)
Ventas, Inc.	6,260	(401,266)
Washington Real Estate Investment Trust	19,500	(506,610)

		(5,142,300)

Road & Rail — (0.1)%
Heartland Express, Inc.	67,456	(1,439,511)
Kansas City Southern	4,600	(494,546)
Knight Transportation, Inc.	12,020	(285,715)
Werner Enterprises, Inc.	32,091	(850,732)

		(3,070,504)

Semiconductors & Semiconductor Equipment — (0.3)%
Advanced Micro Devices, Inc.*	55,300	(231,707)
Analog Devices, Inc.	13,587	(734,649)
Applied Materials, Inc.	18,000	(405,900)
Intel Corp.	82,809	(2,558,798)
Linear Technology Corp.	34,057	(1,603,063)
Microchip Technology, Inc.	32,833	(1,602,579)
NVIDIA Corp.	88,985	(1,649,782)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	17,839	(381,576)
Texas Instruments, Inc.	6,090	(291,041)

		(9,459,095)

Software — (0.1)%
Compuware Corp.	15,400	(153,846)
Electronic Arts, Inc.*	8,497	(304,787)
Intuit, Inc.	3,800	(306,014)
NetSuite, Inc.*	2,400	(208,512)
Oracle Corp.	22,680	(919,220)
Red Hat, Inc.*	11,970	(661,582)
Salesforce.com, Inc.*	18,471	(1,072,796)
Ultimate Software Group, Inc.*	1,900	(262,523)

		(3,889,280)

Specialty Retail — (0.1)%
Advance Auto Parts, Inc.	1,710	(230,713)
Bed Bath & Beyond, Inc.*	6,271	(359,830)
Cabela’s, Inc.*	7,500	(468,000)
CarMax, Inc.*	16,800	(873,768)
Dick’s Sporting Goods, Inc.	14,600	(679,776)

SEE NOTES TO FINANCIAL STATEMENTS.

A337

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SECURITIES SOLD SHORT(q) (continued)	Shares	Value (Note 2)
COMMON STOCKS (continued)
Specialty Retail (continued)
Ross Stores, Inc.	6,800	$(449,684)
Tiffany & Co.	1,200	(120,300)

		(3,182,071)

Technology Hardware, Storage & Peripherals
NCR Corp.*	5,200	(182,468)
Seagate Technology PLC	5,575	(316,773)
Stratasys Ltd.*	2,200	(249,986)

		(749,227)

Textiles, Apparel & Luxury Goods
Coach, Inc.	7,500	(256,425)
NIKE, Inc. (Class B Stock)	5,000	(387,750)
Under Armour, Inc. (Class A Stock)*	5,830	(346,827)

		(991,002)

Tobacco
Altria Group, Inc.	14,842	(622,473)

Trading Companies & Distributors — (0.1)%
Fastenal Co.	29,995	(1,484,452)
GATX Corp.	4,890	(327,337)

		(1,811,789)

TOTAL COMMON STOCKS (proceeds received $118,931,013)		(137,547,562)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS — (0.3)%
Federal National Mortgage Assoc.
3.500%	TBA		2,867	(2,942,259)
3.500%	TBA		1,456	(1,498,770)
4.500%	TBA		370	(400,699)
5.000%	TBA		3,954	(4,390,794)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $9,151,328)				(9,232,522)

TOTAL SECURITIES SOLD SHORT (proceeds received $128,082,341)				(146,780,084)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Put Options
1 Year Mid-Curve Option, expiring 09/19/14, Strike Price $99.00	Goldman Sachs & Co.	EUR	62	(1,939)
EuroDollar Mid-Curve option, expiring 12/19/14, Strike Price $98.75	Marwood Group	EUR	29	(4,713)

TOTAL OPTIONS WRITTEN (premiums received $27,945)				(6,652)

Value (Note 2)
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 100.6% (cost $2,809,149,430)	$3,067,516,336
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (0.6)%	(19,747,876)

NET ASSETS — 100.0%	$3,047,768,460

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABX	Asset-Backed Securities Index
ADR	American Depositary Receipt
CDX	Credit Derivative Index
CMBS	Commercial Mortgage-Backed Security
CMBX	Commercial Mortgage-Backed Index
CVA	Certificate Van Aandelen (Bearer)
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
IO	Interest Only
JSE	Johannesburg Stock Exchange
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
QMTF	Quote Multilateral Trading Facility
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
STOXX	Stock Index of Eurozone
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

A338

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $152,138,083; cash collateral of $155,478,205 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments and/ or principal repayment. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.

(q)	The aggregate value of securities sold short is $146,780,084. Deposit with Credit Suisse First Boston Corp. combined with securities segregated as collateral in an amount of $529,815,340, exceeds the value of securities sold short as of June 30, 2014. Securities sold short are subject to contractual netting arrangements.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(u)	Represents security, or a portion thereof, segregated as collateral for short contracts. The aggregate value of such securities is $417,617,409.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
87	90 Day Euro Dollar	Mar. 2018	$21,032,475	$21,130,125	$97,650
125	90 Day Euro Dollar	Jun. 2018	30,203,688	30,318,750	115,062
87	2 Year U.S. Treasury Notes	Sep. 2014	19,110,094	19,104,656	(5,438)
913	5 Year U.S. Treasury Notes	Sep. 2014	109,146,297	109,067,836	(78,461)
407	10 Year Australian Treasury Bonds	Sep. 2014	356,625,612	357,719,726	1,094,114
82	10 Year U.K. Gilt	Sep. 2014	15,377,550	15,425,520	47,970
180	20 Year U.S. Treasury Bonds	Sep. 2014	24,530,844	24,693,750	162,906
83	Euro-BTP Italian Government Bond	Sep. 2014	14,157,716	14,340,600	182,884
967	Euro STOXX 50	Sep. 2014	43,283,171	42,795,344	(487,827)
25	FTSE 100 Index	Sep. 2014	2,876,053	2,871,286	(4,767)
40	Russell 2000 Mini Index	Sep. 2014	4,644,565	4,761,200	116,635
295	S&P 500 E-Mini	Sep. 2014	28,597,975	28,797,900	199,925

					1,440,653

Short Positions:
27	90 Day Euro Dollar	Mar. 2015	6,709,763	6,726,038	(16,275)
71	90 Day Euro Dollar	Jun. 2015	17,646,350	17,658,588	(12,238)
37	90 Day Euro Dollar	Sep. 2015	9,162,638	9,184,325	(21,687)
69	90 Day Euro Dollar	Dec. 2015	17,068,313	17,088,713	(20,400)
139	90 Day Euro Dollar	Mar. 2016	34,270,975	34,341,688	(70,713)
143	90 Day Euro Dollar	Jun. 2016	35,161,525	35,235,200	(73,675)
13	90 Day Euro Dollar	Sep. 2016	3,189,600	3,194,263	(4,663)
4	90 Day Euro Dollar	Dec. 2016	978,400	980,250	(1,850)
15	90 Day Sterling	Mar. 2015	3,178,374	3,173,721	4,653
56	5 Year U.S.TreasuryNotes	Sep. 2014	6,697,352	6,689,813	7,539
1,688	10 Year U.S. Treasury Notes	Sep. 2014	210,954,831	211,290,125	(335,294)
10	20 Year U.S. Treasury Bonds	Sep. 2014	1,360,008	1,371,875	(11,867)
37	30 Year U.S. Ultra Treasury Bonds	Sep. 2014	5,492,508	5,547,688	(55,180)
83	Euro STOXX 50	Sep. 2014	3,710,735	3,673,230	37,505
323	FTSE 100 Index	Sep. 2014	37,269,159	37,097,019	172,140
73	FTSE/JSE Top 40 Index	Sep. 2014	3,162,990	3,162,304	686
106	Hang Seng Index	Jul. 2014	15,652,721	15,799,339	(146,618)
465	Mini MSCI Emerging Markets Index	Sep. 2014	24,110,080	24,196,275	(86,195)
94	Nikkei 225 Index	Sep. 2014	7,031,094	7,035,734	(4,640)
58	S&P 500 E-Mini	Sep. 2014	5,592,070	5,661,960	(69,890)
54	TOPIX Index	Sep. 2014	6,599,615	6,729,678	(130,063)

					(838,725)

					$601,928

(1)	Cash of $6,047,000 and U.S. Treasury Securities with a combined market value of $11,545,593 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

A339

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/03/14	Credit Suisse First Boston Corp.	AUD	4,497	$4,224,065	$4,239,244	$15,179
Expiring 08/08/14	Westpac Banking Corp.	AUD	10,845	9,973,583	10,195,202	221,619
British Pound,
Expiring 07/03/14	Credit Suisse First Boston Corp.	GBP	2,441	4,147,277	4,177,258	29,981
Expiring 07/03/14	Goldman Sachs & Co.	GBP	95	161,004	161,919	915
Expiring 07/03/14	State Street Bank	GBP	230	391,706	393,862	2,156
Expiring 08/08/14	Deutsche Bank AG	GBP	252	428,272	430,318	2,046
Expiring 08/08/14	Goldman Sachs & Co.	GBP	3,262	5,500,142	5,581,525	81,383
Expiring 08/08/14	National Australia Bank Ltd.	GBP	390	656,456	667,509	11,053
Expiring 08/08/14	Royal Bank of Canada	GBP	256	433,873	437,527	3,654
Expiring 09/29/14	UBS AG	GBP	180	302,430	307,812	5,382
Canadian Dollar,
Expiring 07/03/14	Barclays Capital Group	CAD	1,365	1,270,597	1,279,233	8,636
Expiring 07/03/14	Credit Suisse First Boston Corp.	CAD	1,343	1,251,037	1,258,344	7,307
Expiring 09/10/14	Deutsche Bank AG	CAD	8,441	7,752,814	7,895,938	143,124
Expiring 09/10/14	Hong Kong & Shanghai Bank	CAD	5,245	4,872,506	4,906,693	34,187
Euro,
Expiring 07/03/14	Credit Suisse First Boston Corp.	EUR	4,156	5,658,735	5,690,426	31,691
Expiring 07/03/14	Westpac Banking Corp.	EUR	128	174,069	174,861	792
	Australia and New Zealand
Expiring 08/08/14	Banking Group	EUR	628	855,893	860,742	4,849
Expiring 08/08/14	Barclays Capital Group	EUR	567	785,043	775,986	(9,057)
Expiring 08/08/14	Barclays Capital Group	EUR	567	785,043	775,986	(9,057)
Expiring 08/08/14	Barclays Capital Group	EUR	335	464,134	458,399	(5,735)
Expiring 08/08/14	BNP Paribas	EUR	246	341,037	337,642	(3,395)
Expiring 08/08/14	Citigroup Global Markets	EUR	249	345,021	340,434	(4,587)
Expiring 08/08/14	Credit Suisse First Boston Corp.	EUR	513	709,409	703,021	(6,388)
Expiring 08/08/14	Credit Suisse First Boston Corp.	EUR	513	709,409	703,021	(6,388)
Expiring 08/08/14	Credit Suisse First Boston Corp.	EUR	504	688,671	690,613	1,942
Expiring 08/08/14	Goldman Sachs & Co.	EUR	1,494	2,070,374	2,045,560	(24,814)
Expiring 08/08/14	Goldman Sachs & Co.	EUR	498	678,026	681,718	3,692
Expiring 08/08/14	National Australia Bank Ltd.	EUR	1,229	1,684,447	1,683,458	(989)
Expiring 08/08/14	Royal Bank of Canada	EUR	424	590,562	580,913	(9,649)
Expiring 08/08/14	UBS AG	EUR	289	394,256	395,718	1,462
Expiring 08/08/14	Westpac Banking Corp.	EUR	433	594,432	593,561	(871)
Expiring 09/10/14	State Street Bank	EUR	729	992,940	998,431	5,491
Expiring 09/10/14	Westpac Banking Corp.	EUR	690	939,220	944,736	5,516
Expiring 09/26/14	Goldman Sachs & Co.	EUR	147	199,709	200,768	1,059
Expiring 09/26/14	UBS AG	EUR	147	199,525	200,767	1,242
Expiring 09/29/14	UBS AG	EUR	128	173,564	174,646	1,082
Hong Kong Dollar,
Expiring 07/03/14	Barclays Capital Group	HKD	22,046	2,844,087	2,844,434	347
Expiring 07/03/14	Credit Suisse First Boston Corp.	HKD	19,606	2,529,346	2,529,620	274
Expiring 08/08/14	Barclays Capital Group	HKD	4,417	569,787	569,610	(177)
Expiring 08/08/14	Barclays Capital Group	HKD	4,417	569,787	569,610	(177)
Expiring 08/08/14	Credit Suisse First Boston Corp.	HKD	6,766	873,809	872,624	(1,185)
Expiring 09/10/14	Westpac Banking Corp.	HKD	121,438	15,666,065	15,662,321	(3,744)
Japanese Yen,
Expiring 07/03/14	Deutsche Bank AG	JPY	20,826	204,568	205,581	1,013
Expiring 07/03/14	Goldman Sachs & Co.	JPY	849,026	8,332,570	8,381,099	48,529
Expiring 08/08/14	Citigroup Global Markets	JPY	57,961	573,182	572,317	(865)
Expiring 08/08/14	Deutsche Bank AG	JPY	66,162	649,720	653,298	3,578
Expiring 08/08/14	Goldman Sachs & Co.	JPY	43,110	423,059	425,677	2,618
Expiring 08/08/14	Hong Kong & Shanghai Bank	JPY	85,669	845,579	845,915	336

SEE NOTES TO FINANCIAL STATEMENTS.

A340

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (continued),
Expiring 08/08/14	National Australia Bank Ltd.	JPY	82,786	$809,719	$817,440	$7,721
Expiring 08/08/14	Westpac Banking Corp.	JPY	80,086	789,994	790,780	786
Expiring 09/10/14	Deutsche Bank AG	JPY	373,606	3,668,011	3,689,884	21,873
Expiring 09/26/14	Citigroup Global Markets	JPY	26,960	263,911	266,299	2,388
Expiring 09/26/14	UBS AG	JPY	18,853	184,210	186,222	2,012
Norwegian Krone,
Expiring 07/03/14	Credit Suisse First Boston Corp.	NOK	1,456	238,632	237,284	(1,348)
Expiring 08/08/14	Goldman Sachs & Co.	NOK	7,505	1,257,608	1,221,594	(36,014)
Expiring 08/11/14	UBS AG	NOK	1,399	234,385	227,701	(6,684)
Expiring 10/03/14	UBS AG	NOK	719	113,220	116,788	3,568
Singapore Dollar,
Expiring 07/03/14	Barclays Capital Group	SGD	338	270,100	271,025	925
Expiring 07/03/14	Credit Suisse First Boston Corp.	SGD	2,650	2,121,505	2,125,332	3,827
Expiring 08/08/14	Goldman Sachs & Co.	SGD	3,092	2,467,351	2,480,022	12,671
South African Rand,
Expiring 09/10/14	Barclays Capital Group	ZAR	59,704	5,549,195	5,545,680	(3,515)
Expiring 09/10/14	Barclays Capital Group	ZAR	59,296	5,421,993	5,507,700	85,707
Swedish Krona,
Expiring 07/03/14	Barclays Capital Group	SEK	4,392	651,358	657,376	6,018
Expiring 08/08/14	Goldman Sachs & Co.	SEK	16,368	2,509,386	2,448,611	(60,775)
Swiss Franc,
Expiring 07/03/14	Barclays Capital Group	CHF	516	577,114	581,924	4,810
Expiring 08/08/14	National Australia Bank Ltd.	CHF	383	430,231	431,837	1,606

				$123,038,763	$123,679,396	$640,633

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/03/14	Barclays Capital Group	AUD	93	$86,828	$87,431	$(603)
Expiring 08/08/14	Goldman Sachs & Co.	AUD	942	884,731	885,218	(487)
Expiring 09/10/14	Deutsche Bank AG	AUD	8,251	7,656,859	7,739,402	(82,543)
British Pound,
Expiring 07/03/14	Barclays Capital Group	GBP	555	942,182	950,317	(8,135)
Expiring 07/23/14	Citigroup Global Markets	GBP	111	188,440	189,191	(751)
Expiring 08/08/14	Barclays Capital Group	GBP	394	661,872	673,236	(11,364)
Expiring 08/08/14	Citigroup Global Markets	GBP	1,463	2,466,639	2,503,204	(36,565)
Expiring 08/08/14	Citigroup Global Markets	GBP	204	345,021	349,532	(4,511)
Expiring 08/08/14	Credit Suisse First Boston Corp.	GBP	514	873,809	879,763	(5,954)
Expiring 08/08/14	Deutsche Bank AG	GBP	374	629,062	639,471	(10,409)
Expiring 08/08/14	State Street Bank	GBP	401	682,204	686,458	(4,254)
Expiring 09/10/14	Barclays Capital Group	GBP	13,967	23,366,422	23,889,195	(522,773)
Expiring 09/10/14	Barclays Capital Group	GBP	1,016	1,723,338	1,738,198	(14,860)
Expiring 09/10/14	Citigroup Global Markets	GBP	650	1,108,569	1,114,053	(5,484)
Expiring 09/10/14	Goldman Sachs & Co.	GBP	719	1,222,260	1,229,922	(7,662)
Expiring 09/10/14	Societe Generale	GBP	688	1,151,134	1,176,258	(25,124)
Expiring 09/10/14	UBS AG	GBP	447	749,899	764,525	(14,626)
Expiring 09/10/14	Westpac Banking Corp.	GBP	362	616,286	619,343	(3,057)
Canadian Dollar,
Expiring 07/23/14	Westpac Banking Corp.	CAD	67	61,481	62,350	(869)
Expiring 08/08/14	Westpac Banking Corp.	CAD	1,747	1,590,062	1,635,170	(45,108)
Expiring 09/10/14	Citigroup Global Markets	CAD	18,497	16,991,173	17,303,589	(312,416)
Expiring 09/19/14	Royal Bank of Canada	CAD	329	299,988	307,700	(7,712)
Expiring 09/19/14	Royal Bank of Canada	CAD	150	139,391	140,288	(897)
Chilean Peso,
Expiring 08/13/14	Goldman Sachs & Co.	CLP	161,902	290,407	291,341	(934)
Expiring 09/10/14	Credit Suisse First Boston Corp.	CLP	3,107,447	5,556,951	5,575,946	(18,995)

SEE NOTES TO FINANCIAL STATEMENTS.

A341

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Chilean Peso (continued),
Expiring 09/10/14	Hong Kong & Shanghai Bank	CLP	4,319,343	$7,781,898	$7,750,549	$31,349
Danish Krone,
Expiring 08/08/14	Westpac Banking Corp.	DKK	4,498	835,858	826,348	9,510
Euro,
Expiring 07/03/14	Barclays Capital Group	EUR	982	1,335,526	1,344,162	(8,636)
Expiring 08/08/14	Barclays Capital Group	EUR	567	785,043	775,986	9,057
Expiring 08/08/14	Citigroup Global Markets	EUR	2,388	3,284,026	3,270,565	13,461
Expiring 08/08/14	Citigroup Global Markets	EUR	420	573,182	574,461	(1,279)
Expiring 08/08/14	Deutsche Bank AG	EUR	558	760,882	764,485	(3,603)
Expiring 08/08/14	Goldman Sachs & Co.	EUR	6,974	9,669,480	9,551,509	117,971
Expiring 08/08/14	State Street Bank	EUR	513	709,409	703,021	6,388
Expiring 08/08/14	Westpac Banking Corp.	EUR	188	258,317	257,013	1,304
Expiring 09/10/14	Barclays Capital Group	EUR	1,303	1,767,732	1,784,609	(16,877)
Expiring 09/10/14	Barclays Capital Group	EUR	990	1,340,183	1,355,746	(15,563)
Expiring 09/10/14	Credit Suisse First Boston Corp.	EUR	794	1,080,993	1,088,244	(7,251)
Expiring 09/10/14	Toronto Dominion	EUR	60,775	82,649,126	83,242,453	(593,327)
Expiring 09/10/14	Westpac Banking Corp.	EUR	1,654	2,252,147	2,265,031	(12,884)
Expiring 09/26/14	Toronto Dominion	EUR	1,026	1,408,257	1,405,371	2,886
Expiring 09/29/14	Goldman Sachs & Co.	EUR	128	176,298	174,646	1,652
Expiring 09/29/14	UBS AG	EUR	220	299,939	301,351	(1,412)
Hong Kong Dollar,
Expiring 07/03/14	Morgan Stanley	HKD	5,162	665,883	665,959	(76)
Expiring 08/08/14	Barclays Capital Group	HKD	4,774	615,970	615,718	252
Expiring 08/08/14	Barclays Capital Group	HKD	4,417	569,787	569,610	177
Expiring 08/08/14	Credit Suisse First Boston Corp.	HKD	13,318	1,718,179	1,717,641	538
Japanese Yen,
Expiring 07/03/14	Barclays Capital Group	JPY	21,346	209,429	210,716	(1,287)
	Australia and New Zealand
Expiring 08/08/14	Banking Group	JPY	46,462	453,361	458,773	(5,412)
Expiring 08/08/14	Barclays Capital Group	JPY	251,488	2,463,929	2,483,240	(19,311)
Expiring 08/08/14	Barclays Capital Group	JPY	105,696	1,034,813	1,043,661	(8,848)
Expiring 08/08/14	Barclays Capital Group	JPY	63,954	627,766	631,497	(3,731)
Expiring 08/08/14	BNP Paribas	JPY	68,668	670,359	678,036	(7,677)
Expiring 08/08/14	BNP Paribas	JPY	34,966	341,037	345,266	(4,229)
Expiring 08/08/14	Citigroup Global Markets	JPY	179,858	1,758,708	1,775,954	(17,246)
Expiring 08/08/14	Credit Suisse First Boston Corp.	JPY	70,306	688,671	694,218	(5,547)
Expiring 08/08/14	Royal Bank of Canada	JPY	44,170	433,873	436,138	(2,265)
Expiring 09/10/14	Citigroup Global Markets	JPY	943,522	9,252,162	9,318,620	(66,458)
Expiring 09/10/14	Hong Kong & Shanghai Bank	JPY	124,538	1,217,181	1,229,985	(12,804)
Expiring 09/26/14	Goldman Sachs & Co.	JPY	18,853	184,234	186,222	(1,988)
Expiring 11/28/14	Goldman Sachs & Co.	JPY	29,570	290,426	292,252	(1,826)
Expiring 11/28/14	UBS AG	JPY	29,250	287,413	289,090	(1,677)
Norwegian Krone,
Expiring 07/03/14	Barclays Capital Group	NOK	836	136,061	136,268	(207)
Expiring 08/08/14	Barclays Capital Group	NOK	3,734	625,194	607,879	17,315
Expiring 08/08/14	Royal Bank of Canada	NOK	3,503	590,562	570,282	20,280
Expiring 08/08/14	State Street Bank	NOK	3,369	562,183	548,447	13,736
Expiring 08/08/14	State Street Bank	NOK	2,437	398,573	396,663	1,910
Expiring 08/08/14	Westpac Banking Corp.	NOK	2,321	389,776	377,743	12,033
Expiring 08/11/14	Barclays Capital Group	NOK	1,399	236,005	227,702	8,303
Expiring 09/10/14	Goldman Sachs & Co.	NOK	15,029	2,501,833	2,443,402	58,431
Expiring 10/03/14	State Street Bank	NOK	719	114,552	116,788	(2,236)
Singapore Dollar,
Expiring 09/15/14	Credit Suisse First Boston Corp.	SGD	180	143,969	144,362	(393)
Expiring 09/15/14	Credit Suisse First Boston Corp.	SGD	100	80,092	80,202	(110)
Expiring 09/15/14	Goldman Sachs & Co.	SGD	228	182,580	182,859	(279)
Expiring 09/15/14	UBS AG	SGD	135	108,019	108,272	(253)

SEE NOTES TO FINANCIAL STATEMENTS.

A342

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
South African Rand,
Expiring 09/10/14	Hong Kong & Shanghai Bank	ZAR	49,888	$4,648,997	$4,633,885	$15,112
Expiring 09/10/14	Toronto Dominion	ZAR	119,000	11,060,592	11,053,380	7,212
Swedish Krona,
Expiring 09/29/14	UBS AG	SEK	945	141,637	141,306	331
Swiss Franc,
Expiring 08/08/14	State Street Bank	CHF	474	532,820	535,173	(2,353)
Expiring 08/08/14	Westpac Banking Corp.	CHF	850	967,210	958,226	8,984
Expiring 09/10/14	Barclays Capital Group	CHF	638	709,474	719,662	(10,188)
Expiring 09/10/14	State Street Bank	CHF	6,896	7,699,584	7,781,649	(82,065)

				$242,566,198	$244,273,397	$(1,707,199)

Cross currency exchange contracts outstanding at June 30, 2014:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
08/08/14	Buy	EUR	220	AUD	326	$(4,322)	Goldman Sachs & Co.
08/08/14	Buy	EUR	233	SEK	2,118	1,695	Goldman Sachs & Co.
08/08/14	Buy	GBP	279	CHF	419	4,420	Goldman Sachs & Co.

						$1,793

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
7,466	07/15/19	1.732%	3-month LIBOR(2)	$6,115	$—	$6,115	UBS AG
3,998	07/15/24	2.650%	3-month LIBOR(1)	(11,499)	—	(11,499)	UBS AG

				$(5,384)	$—	$(5,384)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
8,781	11/30/18	1.659%	3-month LIBOR(1)	$—	$(22,422)	$(22,422)
546	12/06/18	1.541%	3-month LIBOR(1)	—	(940)	(940)
7,427	06/12/19	1.782%	3-month LIBOR(1)	—	(31,385)	(31,385)
7,464	06/17/19	1.802%	3-month LIBOR(1)	—	(39,209)	(39,209)
187	03/01/46	3.978%	3-month LIBOR(1)	—	14,417	14,417

				$—	$(79,539)	$(79,539)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A343

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CMBX.NA.AA.3.V1	12/13/49	0.620%	250	$(198,572)	$(155,946)	$(42,626)	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.620%	120	(95,314)	(75,123)	(20,191)	Morgan Stanley
CMBX.NA.AJ.V1	02/17/51	0.960%	300	(53,727)	(88,139)	34,412	Citigroup Global Markets
CMBX.NA.AM.4	02/17/51	0.500%	200	(8,891)	(61,039)	52,148	Morgan Stanley

				$(356,504)	$(380,247)	$23,743

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Clear Channel Communications	09/20/14	5.000%	70	4.244%	$227	$(193)	$420	UBS AG
Clear Channel Communications	09/20/14	5.000%	60	4.244%	194	(161)	355	Morgan Stanley
McClatchy Corp.	03/20/15	5.000%	130	0.662%	4,298	(964)	5,262	Citigroup Global Markets
McClatchy Corp.	03/20/15	5.000%	120	0.662%	3,967	(1,040)	5,007	Deutsche Bank AG
Radioshack Corp.	09/20/14	5.000%	50	78.048%	(7,613)	(3,056)	(4,557)	Barclays Capital Group
Radioshack Corp.	09/20/14	5.000%	50	78.048%	(7,613)	(4,176)	(3,437)	Barclays Capital Group
Radioshack Corp.	09/20/14	5.000%	50	78.048%	(7,613)	(2,662)	(4,951)	Deutsche Bank AG
Radioshack Corp.	09/20/14	5.000%	50	78.048%	(7,613)	(2,825)	(4,788)	Deutsche Bank AG
Radioshack Corp.	09/20/14	5.000%	30	78.048%	(4,568)	(1,695)	(2,873)	Barclays Capital Group
Radioshack Corp.	09/20/14	5.000%	30	78.048%	(4,568)	(1,789)	(2,779)	Deutsche Bank AG
Radioshack Corp.	09/20/14	5.000%	30	78.048%	(4,568)	(1,909)	(2,659)	UBS AG
Radioshack Corp.	09/20/14	5.000%	20	78.048%	13,779	(1,182)	14,961	UBS AG
Radioshack Corp.	09/20/14	5.000%	20	78.048%	(3,045)	(1,165)	(1,880)	UBS AG
Radioshack Corp.	09/20/14	5.000%	20	78.048%	(3,045)	(1,236)	(1,809)	UBS AG
Realogy Corp.	09/20/14	5.000%	100	0.464%	1,185	(365)	1,550	Deutsche Bank AG
Russian Federation	06/20/19	1.000%	370	1.717%	(12,314)	(26,173)	13,859	Citigroup Global Markets
SuperValu, Inc.	03/20/16	5.000%	60	0.759%	4,484	(1,593)	6,077	UBS AG
SuperValu, Inc.	03/20/16	5.000%	30	0.759%	2,242	(981)	3,223	BNP Paribas
SuperValu, Inc.	03/20/16	5.000%	30	0.759%	2,242	(1,187)	3,429	Credit Suisse First Boston Corp.

					$(29,942)	$(54,352)	$24,410

SEE NOTES TO FINANCIAL STATEMENTS.

A344

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Credit default swap agreements outstanding at June 30, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.HY.22.V1	06/20/19	5.000%	$1,700	$118,309	$150,263	$31,954

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)		Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
ABX.6.V2	05/25/46		190	0.110%	$40,025	$54,729	$(14,704)	Barclays Capital Group
ABX.6.V2	05/25/46		170	0.110%	33,733	42,289	(8,556)	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46		150	0.110%	29,322	29,320	2	Bank of America
ABX.6.V2	05/25/46		90	0.110%	16,921	24,563	(7,642)	Credit Suisse First Boston Corp.
Alcoa, Inc.	03/20/19		280	1.000%	2,741	11,424	(8,683)	Morgan Stanley
Alcoa, Inc.	03/20/19		120	1.000%	1,210	4,023	(2,813)	Citigroup Global Markets
CDX.EM.21	06/20/19		1,130	5.000%	(136,542)	(85,173)	(51,369)	Barclays Capital Group
CDX.EM.21	06/20/19		380	5.000%	(45,917)	(29,363)	(16,554)	Morgan Stanley
CDX.EM.21	06/20/19		380	5.000%	(45,917)	(35,673)	(10,244)	Morgan Stanley
CDX.EM.21	06/20/19		190	5.000%	(22,736)	(20,993)	(1,743)	Morgan Stanley
CDX.IOS.10.V1	01/12/41		1,217	4.500%	2,984	3,082	(98)	Citigroup Global Markets
CenturyLink, Inc.	06/20/19		150	1.000%	5,878	6,425	(547)	Citigroup Global Markets
CenturyLink, Inc.	06/20/19		40	1.000%	1,568	1,294	274	Bank of America
CenturyLink, Inc.	06/20/19		40	1.000%	1,568	1,297	271	Bank of America
CMBX.2.V1.NA.AJ	03/15/49		290	1.090%	22,205	32,774	(10,569)	Morgan Stanley
CMBX.NA.AA.3.V1	12/13/49		250	0.270%	143,989	126,874	17,115	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49		120	0.270%	69,115	62,241	6,874	Morgan Stanley
CMBX.NA.AM.1	10/12/52		200	0.500%	559	30,311	(29,752)	Morgan Stanley
CMBX.NA.BBB.4.V1	02/17/51		350	5.000%	305,409	252,237	53,172	Citigroup Global Markets
Federal Republic of Brazil	09/20/19		1,620	1.000%	(488)	35,773	(36,261)	Morgan Stanley
Federal Republic of Brazil	09/20/19		1,080	1.000%	23,455	23,729	(274)	Morgan Stanley
ITRX.X21.V1	06/20/19	EUR	1,120	1.000%	(24,381)	1,362	(25,743)	Barclays Capital Group
Peoples Republic of China	09/20/19		2,160	1.000%	(25,823)	(25,482)	(341)	Barclays Capital Group
Republic of South Africa	09/20/19		370	1.000%	(14,152)	14,260	(28,412)	BNP Paribas
Republic of Turkey	09/20/19		1,490	1.000%	(55,938)	63,802	(119,740)	BNP Paribas
Tyson Foods, Inc.	09/20/19		110	1.000%	(712)	(697)	(15)	Deutsche Bank AG
United Mexican States	09/20/19		2,160	1.000%	(36,353)	(32,191)	(4,162)	Bank of America

					$291,723	$592,237	$(300,514)

SEE NOTES TO FINANCIAL STATEMENTS.

A345

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Credit default swap agreements outstanding at June 30, 2014 (continued):

Reference Entity/Obligation	Termination Date	Notional Amount (000#)(4)		Fixed Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation
Exchange-traded credit default swaps—Buy Protection(2):
CDX.HY.22.V1	06/20/19		380	5.000%	$(28,711)	$(33,588)	$(4,877)
CDX.IG.22.V1	06/20/19		9,860	1.000%	(147,803)	(198,432)	(50,629)
CDX.IG.22.V1	06/20/19		5,650	1.000%	(93,957)	(113,706)	(19,749)
ITRX.X20.V1	12/20/18	EUR	440	5.000%	(28,496)	(75,278)	(46,782)

					$(298,967)	$(421,004)	$(122,037)

U.S. Treasury Securities combined market value of $195,000 have been segregated with UBS AG to cover requirement for open exchange-traded interest rate and credit default swap contracts at June 30, 2014.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A346

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,030,340,740	$417,116,144	$226,509
Preferred Stocks	6,117,288	6,072,552	—
Warrants	—	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	22,993,076	—
Residential Mortgage-Backed Securities	—	16,610,580	1,905,001
Bank Loans	—	11,508,631	16,850
Commercial Mortgage-Backed Securities	—	46,940,955	1,268,586
Convertible Bonds	—	8,997,216	207,880
Corporate Bonds	—	504,485,334	4,607,643
Foreign Government Bonds	—	80,924,974	—
Municipal Bonds	—	1,456,706	—
Residential Mortgage-Backed Securities	—	192,095,733	—
U.S. Government Agency Obligations	—	158,074,987	—
U.S. Treasury Obligations	—	219,318,632	—
Affiliated Money Market Mutual Fund	482,971,310	—	—
Options Purchased	28,807	16,938	—
Options Written	(6,652)	—	—
Short Sales – Common Stocks	(137,547,562)	—	—
Short Sales – U.S. Government Agency Obligations	—	(9,232,522)	—
Other Financial Instruments*
Futures	601,928	—	—
Foreign Forward Currency Contracts	—	(1,064,773)	—
Interest Rate Swaps	—	(84,923)	—
Credit Default Swaps	—	(342,444)	—

Total	$1,382,505,859	$1,675,887,796	$8,232,469

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A347

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (5.1% represents investments purchased with collateral from securities on loan)	15.8%
U.S. Treasury Obligations	7.2
Residential Mortgage-Backed Securities	6.9
Banks	6.7
U.S. Government Agency Obligations	5.2
Oil, Gas & Consumable Fuels	4.5
Pharmaceuticals	3.8
Real Estate Investment Trusts (REITs)	3.0
Insurance	2.7
Foreign Government Bonds	2.6
Media	2.4
Capital Markets	2.2
Semiconductors & Semiconductor Equipment	1.9
Health Care Providers & Services	1.9
Commercial Mortgage-Backed Securities	1.6
Diversified Financial Services	1.5
Software	1.5
Biotechnology	1.5
Automobiles	1.3
Metals & Mining	1.3
Diversified Telecommunication Services	1.2
Chemicals	1.2
Internet Software & Services	1.1
Technology Hardware, Storage & Peripherals	1.1
Specialty Retail	1.0
Electric Utilities	1.0
Machinery	1.0
Aerospace & Defense	1.0
IT Services	1.0
Food Products	0.9
Hotels, Restaurants & Leisure	0.8
Beverages	0.8
Energy Equipment & Services	0.8
Non-Residential Mortgage-Backed Securities	0.8
Tobacco	0.8
Airlines	0.8
Multi-Utilities	0.7
Food & Staples Retailing	0.7
Telecommunications	0.7
Communications Equipment	0.7
Wireless Telecommunication Services	0.7
Internet & Catalog Retail	0.6
Electric	0.6
Electrical Equipment	0.6
Textiles, Apparel & Luxury Goods	0.6
Household Durables	0.6
Consumer Finance	0.6
Road & Rail	0.6
Multiline Retail	0.6
Household Products	0.5
Real Estate Management & Development	0.5
Health Care Equipment & Supplies	0.4
Auto Components	0.4
Pipelines	0.4
Trading Companies & Distributors	0.4
Building Products	0.3
Construction & Engineering	0.3

Industrial Conglomerates	0.3%
Electronic Equipment, Instruments & Components	0.3
Life Sciences Tools & Services	0.2
Construction Materials	0.2
Transportation Infrastructure	0.2
Containers & Packaging	0.2
Gas Utilities	0.2
Commercial Services	0.1
Professional Services	0.1
Investment Companies	0.1
Real Estate	0.1
Diversified Consumer Services	0.1
Retail	0.1
Commercial Services & Supplies	0.1
Independent Power & Renewable Electricity Producers	0.1
Paper & Forest Products	0.1
Marine	0.1
Air Freight & Logistics	0.1
Agriculture	0.1
Thrifts & Mortgage Finance	0.1
Distributors	0.1
Distribution/Wholesale	0.1
Electrical Equipment	(0.1)
Metals & Mining	(0.1)
Leisure Products	(0.1)
Machinery	(0.1)
Internet & Catalog Retail	(0.1)
Internet Software & Services	(0.1)
Household Products	(0.1)
Commercial Services & Supplies	(0.1)
Trading Companies & Distributors	(0.1)
Multi-Utilities	(0.1)
Electronic Equipment, Instruments & Components	(0.1)
Diversified Telecommunication Services	(0.1)
Health Care Equipment & Supplies	(0.1)
Capital Markets	(0.1)
Biotechnology	(0.1)
Road & Rail	(0.1)
Specialty Retail	(0.1)
Oil, Gas & Consumable Fuels	(0.1)
Food & Staples Retailing	(0.1)
Industrial Conglomerates	(0.1)
IT Services	(0.1)
Software	(0.1)
Health Care Providers & Services	(0.1)
Food Products	(0.1)
Chemicals	(0.2)
Media	(0.2)
Real Estate Investment Trusts (REITs)	(0.2)
Electric Utilities	(0.2)
Aerospace & Defense	(0.2)
Pharmaceuticals	(0.2)
Hotels, Restaurants & Leisure	(0.2)
Banks	(0.2)
Insurance	(0.2)
U.S. Government Agency Obligations	(0.3)
Semiconductors & Semiconductor Equipment	(0.3)

100.6
Liabilities in excess of other assets	(0.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A348

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$1,727,195	*	Due from broker — variation margin	$801,697	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	6,115		Unrealized depreciation on over-the-counter swap agreements	11,499
Interest rate contracts	Unaffiliated investments	45,745		Written options outstanding, at value	6,652
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,200,354		Unrealized depreciation on foreign currency forward contracts	2,265,127
Credit contracts	Due from broker — variation margin	31,954	*	Due from broker — variation margin	122,037	*
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	218,411		Unrealized depreciation on over-the-counter swap agreements	470,772
Credit contracts	Premiums paid for swap agreements	821,809		Premiums received for swap agreements	664,171
Equity contracts	Due from broker — variation margin	526,891	*	Due from broker — variation margin	930,000	*

Total		$4,578,474			$5,271,955

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Purchased Options(1)	Futures	Written Options	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$—	$—	$(57,473)	$(1,230,970)	$5,562	$(199,358)	$—	$(1,482,239)
Foreign exchange contracts	—	—	—	—	—	—	(2,184,069)	(2,184,069)
Credit contracts	—	—	—	—	—	319,296	—	319,296
Equity contracts	25,235	331	1,637	189,421	2,433	—	—	219,057

Total	$25,235	$331	$(55,836)	$(1,041,549)	$7,995	$119,938	$(2,184,069)	$(3,127,955)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Warrants(3)	Purchased Options(3)	Futures	Written Options	Swaps	Forward Currency Contracts(4)	Total
Interest rate contracts	$—	$—	$(80,338)	$(774,841)	$19,016	$(223,723)	$—	$(1,059,886)
Foreign exchange contracts	—	—	—	—	—	—	(1,288)	(1,288)
Credit contracts	—	—	—	—	—	(324,441)	—	(324,441)
Equity contracts	(809)	(62,787)	—	(3,718,038)	—	—	—	(3,781,634)

Total	$(809)	$(62,787)	$(80,338)	$(4,492,879)	$19,016	$(548,164)	$(1,288)	$(5,167,249)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A349

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Purchased Options(1)	Written Options(2)	Futures Contracts – Long Positions(3)	Futures Contracts – Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)	Interest Rate Swap Agreements(6)	Credit Default Swap Agreements – Buy Protection(6)	Credit Default Swap Agreements – Sell Protection(6)
$70,420	$16,543	$547,417,394	$446,938,570	$110,907,715	$244,254,240	$18,611,333	$31,851,008	$6,063,333

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Value at Settlement Date Payable.

(5)	Value at Settlement Date Receivable.

(6)	Notional Amount.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Australia and New Zealand Banking Group	$4,849	$(4,849)	$—	$—
Bank of America	32,458	(32,458)	—	—
Barclays Capital Group	341,627	(341,627)	—	—
BNP Paribas	81,285	(81,285)	—	—
Citigroup Global Markets	388,321	(388,321)	—	—
Credit Suisse First Boston Corp.	161,020	(70,944)	—	90,076
Deutsche Bank AG	178,191	(118,466)	—	59,725
Goldman Sachs & Co.	335,036	(139,101)	—	195,935
Hong Kong & Shanghai Bank	80,984	(12,804)	—	68,180
JPMorgan Chase	16,938	—	—	16,938
Morgan Stanley	255,629	(255,629)	—	—
National Australia Bank Ltd.	20,380	(989)	—	19,391
Royal Bank of Canada	23,934	(20,523)	—	3,411
Societe Generale	—	—	—	—
State Street Bank	29,681	(29,681)	—	—
Toronto Dominion	10,098	(10,098)	—	—
UBS AG	42,652	(42,652)	—	—
Westpac Banking Corp.	260,544	(66,533)	—	194,011

	$2,263,627

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Australia and New Zealand Banking Group	$(5,412)	$4,849	$—	$(563)
Bank of America	(36,353)	32,458		(3,895)
Barclays Capital Group	(1,091,279)	341,627	—	(749,652)
BNP Paribas	(164,434)	81,285	—	(83,149)
Citigroup Global Markets	(568,896)	388,321	—	(180,575)
Credit Suisse First Boston Corp.	(70,944)	70,944	—	—
Deutsche Bank AG	(118,466)	118,466	—	—
Goldman Sachs & Co.	(139,101)	139,101	—	—
Hong Kong & Shanghai Bank	(12,804)	12,804	—	—
JPMorgan Chase	—	—	—	—
Morgan Stanley	(356,699)	255,629	—	(101,070)
National Australia Bank Ltd.	(989)	989	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A350

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Royal Bank of Canada	$(20,523)	$20,523	$—	$—
Societe Generale	(25,124)	—	—	(25,124)
State Street Bank	(90,908)	29,681	—	(61,227)
Toronto Dominion	(593,327)	10,098	—	(583,229)
UBS AG	(49,777)	42,652	989,922	—
Westpac Banking Corp.	(66,533)	66,533	—	—

	$(3,411,569)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A351

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $152,138,083:
Unaffiliated investments (cost $2,454,288,406)	$2,731,331,762
Affiliated investments (cost $482,971,310)	482,971,310
Foreign currency, at value (cost $1,946,894)	1,957,350
Deposit with broker	118,244,916
Receivable for investments sold	26,085,380
Dividends and interest receivable	11,584,406
Tax reclaim receivable	1,817,050
Unrealized appreciation on foreign currency forward contracts	1,200,354
Premiums paid for swap agreements	821,809
Receivable for fund share sold	573,776
Due from broker—variation margin	537,875
Unrealized appreciation on over-the-counter swap agreements	224,526
Prepaid expenses	3,598

Total Assets	3,377,354,112

LIABILITIES:
Payable to broker for collateral for securities on loan	155,478,205
Securities sold short, at value (proceeds received $128,082,341)	146,780,084
Payable for investments purchased	20,799,253
Unrealized depreciation on foreign currency forward contracts	2,265,127
Advisory fees payable	1,267,823
Payable to custodian	686,000
Premiums received for swap agreements	664,171
Accrued expenses and other liabilities	655,277
Unrealized depreciation on over-the-counter swap agreements	482,271
Payable for fund share repurchased	235,270
Dividends payable on securities sold short	142,341
Interest payable on securities sold short	46,965
Foreign capital gains tax liability accrued	42,505
Distribution fee payable	33,343
Written options outstanding, at value (premiums received $27,945)	6,652
Affiliated transfer agent fee payable	365

Total Liabilities	329,585,652

NET ASSETS	$3,047,768,460

Net assets were comprised of:
Paid-in capital	$2,482,154,379
Retained earnings	565,614,081

Net assets, June 30, 2014	$3,047,768,460

Net asset value and redemption price per share, $3,047,768,460 / 188,472,803 outstanding shares of beneficial interest.	$16.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$20,745,277
Unaffiliated dividend income (net of $1,051,443 foreign withholding tax)	20,646,393
Affiliated dividend income	228,449
Affiliated income from securities lending, net	188,758

41,808,877

EXPENSES
Advisory fees	14,370,814
Distribution fee	1,488,953
Dividends on securities sold short	1,372,545
Custodian and accounting fees	973,000
Broker fees and expenses on short sales	277,592
Audit fee	29,000
Interest expense	21,195
Insurance expenses	21,000
Trustees’ fees	18,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense	574
Miscellaneous	31,358

Total expenses	18,620,031

NET INVESTMENT INCOME	23,188,846

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	84,666,141
Futures transactions	(1,041,549)
Options written transactions	7,995
Short sales transactions	(11,757,789)
Swap agreements transactions	119,938
Foreign currency transactions	(2,039,526)

69,955,210

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(42,505))	15,776,977
Futures	(4,492,879)
Options written	19,016
Short sales	4,593,662
Swap agreements	(548,164)
Foreign currencies	22,016

15,370,628

NET GAIN ON INVESTMENTS	85,325,838

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$108,514,684

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$23,188,846	$35,327,619
Net realized gain on investment and foreign currency transactions	69,955,210	189,872,847
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	15,370,628	77,223,139

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	108,514,684	302,423,605

FUND SHARE TRANSACTIONS:
Fund share sold [1,832,591 and 19,206,761 shares, respectively]	28,869,683	280,343,150
Fund share repurchased [6,924,102 and 19,980,264 shares, respectively]	(108,735,879)	(293,870,989)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(79,866,196)	(13,527,839)

TOTAL INCREASE IN NET ASSETS	28,648,488	288,895,766
NET ASSETS:
Beginning of period	3,019,119,972	2,730,224,206

End of period	$3,047,768,460	$3,019,119,972

SEE NOTES TO FINANCIAL STATEMENTS.

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 87.4%		Value (Note 2)
COMMON STOCKS — 60.9%	Shares
Aerospace & Defense — 0.8%
Boeing Co. (The)	24,500	$3,117,135
Saab AB (Sweden) (Class B Stock)	6,641	203,969
United Technologies Corp.	22,630	2,612,634

		5,933,738

Air Freight & Logistics — 0.1%
Bollore SA (France)	400	259,494
Kintetsu World Express, Inc. (Japan)	10,700	454,278

		713,772

Airlines — 0.2%
Japan Airlines Co. Ltd. (Japan)	18,000	995,211
Ryanair Holdings PLC (Ireland), ADR*	13,700	764,460

		1,759,671

Auto Components — 1.0%
Aisin Seiki Co. Ltd. (Japan)	22,800	907,576
Cie Generale des Etablissements Michelin (France)	7,700	919,397
Delphi Automotive PLC (United Kingdom)	47,020	3,232,155
Denso Corp. (Japan)	28,700	1,371,016
Hyundai Mobis (South Korea)	2,963	832,138
Pirelli & C. SpA (Italy)	23,169	371,395

		7,633,677

Automobiles — 0.1%
UMW Holdings Bhd (Malaysia)	140,800	479,074

Banks — 4.5%
Akbank TAS (Turkey)	185,967	683,962
Banco Bradesco SA (Brazil), ADR	35,187	510,915
Banco do Brasil SA (Brazil)	50,500	566,825
BanColombia SA (Colombia), ADR	10,222	590,832
Bangkok Bank PCL (Thailand)	65,800	391,334
Bank of America Corp.	108,430	1,666,569
Barclays PLC (United Kingdom)	199,300	726,002
CIT Group, Inc.	65,605	3,002,085
Citigroup, Inc.	67,380	3,173,598
DnB ASA (Norway)	70,304	1,284,545
Erste Group Bank AG (Austria)	21,804	704,986
HSBC Holdings PLC (United Kingdom) (XHKG)	107,600	1,094,261
HSBC Holdings PLC (United Kingdom) (QMTF)	50,516	512,486
ICICI Bank Ltd. (India), ADR*	40,716	2,031,728
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	566,000	357,902
JPMorgan Chase & Co	62,690	3,612,198
Komercni Banka A/S (Czech Republic)	2,091	480,895
Resona Holdings, Inc. (Japan)	196,100	1,142,740
Royal Bank of Scotland Group PLC (United Kingdom)*	117,000	657,562
Societe Generale SA (France)	12,920	677,559
Sumitomo Mitsui Financial Group, Inc. (Japan)	24,700	1,036,336
Turkiye Garanti Bankasi A/S (Turkey)	156,392	612,460
U.S. Bancorp	25,450	1,102,494
Wells Fargo & Co.	117,460	6,173,698

		32,793,972

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages — 0.8%
Carlsberg A/S (Denmark) (Class B Stock)	10,776	$1,160,616
Diageo PLC (United Kingdom)	35,560	1,132,548
Heineken Holding NV (Netherlands)	8,800	578,293
Kirin Holdings Co. Ltd. (Japan)	51,500	743,600
PepsiCo, Inc.	22,945	2,049,906

		5,664,963

Biotechnology — 0.5%
Gilead Sciences, Inc.*	43,279	3,588,262

Capital Markets — 2.4%
Bank of New York Mellon Corp. (The)	73,630	2,759,652
BlackRock, Inc.	12,400	3,963,040
Charles Schwab Corp. (The)	156,220	4,207,005
Credit Suisse Group AG (Switzerland), ADR*	21,088	598,267
Franklin Resources, Inc.	23,120	1,337,261
GAM Holding AG (Switzerland)*	54,022	1,028,209
Morgan Stanley	95,340	3,082,342
UBS AG (Switzerland)*	39,700	727,880

		17,703,656

Chemicals — 2.5%
Akzo Nobel NV (Netherlands)	11,300	847,265
Arkema SA (France)	10,597	1,029,672
Denki Kagaku Kogyo KK (Japan)	155,000	595,538
Dow Chemical Co. (The)	62,090	3,195,151
E.I. du Pont de Nemours & Co.(a)	38,780	2,537,763
Ecolab, Inc.	29,581	3,293,548
Israel Corp. Ltd. (The) (Israel)*	1,400	796,667
Johnson Matthey PLC (United Kingdom)	9,177	486,612
Kuraray Co. Ltd. (Japan)	71,300	904,313
Praxair, Inc.	31,675	4,207,707

		17,894,236

Commercial Services & Supplies — 1.2%
Covanta Holding Corp.(a)	69,220	1,426,624
Republic Services, Inc.	86,130	3,270,356
Secom Co. Ltd. (Japan)	16,000	976,727
Stericycle, Inc.*	24,608	2,914,079

		8,587,786

Communications Equipment — 1.3%
Cisco Systems, Inc.	122,310	3,039,403
QUALCOMM, Inc.	64,517	5,109,746
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	97,100	1,173,041

		9,322,190

Construction & Engineering — 1.1%
Fluor Corp.	36,140	2,779,166
Koninklijke Boskalis Westminster NV (Netherlands)	15,200	871,682
Quanta Services, Inc.*	53,680	1,856,254
URS Corp.	33,430	1,532,765
Vinci SA (France)	10,900	814,871

		7,854,738

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	176,000	603,700

SEE NOTES TO FINANCIAL STATEMENTS.

A353

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Consumer Finance — 0.1%
Navient Corp.	38,700	$685,377

Containers & Packaging — 0.3%
Rexam PLC (United Kingdom)	110,741	1,013,594
Rock-Tenn Co. (Class A Stock)	5,712	603,130
Smurfit Kappa Group PLC (Ireland)	27,468	628,687

		2,245,411

Distributors — 0.1%
Inchcape PLC (United Kingdom)	73,000	791,899

Diversified Consumer Services — 0.2%
DeVry Education Group, Inc.	31,240	1,322,702

Diversified Financial Services — 1.3%
Challenger Ltd. (Australia)	122,100	856,493
CME Group, Inc.	56,675	4,021,092
First Pacific Co. Ltd. (Hong Kong)	776,975	867,313
IG Group Holdings PLC (United Kingdom)	56,905	571,678
Investor AB (Sweden) (Class B Stock)	28,184	1,056,088
NASDAQ OMX Group, Inc. (The)	15,696	606,180
ORIX Corp. (Japan)	71,000	1,177,237

		9,156,081

Diversified Telecommunication Services — 0.8%
CenturyLink, Inc.	64,620	2,339,244
Nippon Telegraph & Telephone Corp. (Japan)	23,000	1,433,541
Vivendi SA (France)*	38,258	936,233
Windstream Holdings, Inc.	90,920	905,563

		5,614,581

Electric Utilities — 0.5%
Edison International	63,360	3,681,850

Electrical Equipment — 0.2%
General Cable Corp.(a)	32,500	833,950
Prysmian SpA (Italy)	27,461	620,140

		1,454,090

Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp. (Class A Stock)	32,700	3,150,318
Flextronics International Ltd.*	60,300	667,521
FLIR Systems, Inc.	33,980	1,180,125
FUJIFILM Holdings Corp. (Japan)	43,100	1,202,947
Hitachi Ltd. (Japan)	321,900	2,359,227
National Instruments Corp.	52,631	1,704,718
TE Connectivity Ltd. (Switzerland)	52,940	3,273,810

		13,538,666

Energy Equipment & Services — 3.7%
China Oilfield Services Ltd. (China) (Class H Stock)	380,000	913,878
Core Laboratories NV	29,258	4,887,842
FMC Technologies, Inc.*	58,147	3,551,037
Halliburton Co.	37,960	2,695,540
National Oilwell Varco, Inc.(a)	54,012	4,447,888
Noble Corp. PLC(a)	32,539	1,092,009
Patterson-UTI Energy, Inc.	38,660	1,350,780
Schlumberger Ltd.	38,231	4,509,346
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	9,327	1,203,583
Subsea 7 SA (United Kingdom)	39,174	730,184
Superior Energy Services, Inc.	33,060	1,194,788

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services (continued)
Transocean Ltd.(a)	15,275	$687,833

		27,264,708

Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	18,485	2,128,733
CVS Caremark Corp.	122,585	9,239,232
Koninklijke Ahold NV (Netherlands)	34,384	644,738
Metro AG (Germany)*	24,100	1,048,795
Wal-Mart Stores, Inc.	35,050	2,631,204
Whole Foods Market, Inc.	76,890	2,970,261

		18,662,963

Food Products — 1.7%
Bunge Ltd.	31,000	2,344,840
Indofood Sukses Makmur Tbk PT (Indonesia)	694,000	392,588
Kraft Foods Group, Inc.	15,056	902,607
Mead Johnson Nutrition Co.	39,643	3,693,538
Mondelez International, Inc. (Class A Stock)	58,700	2,207,707
Nestle SA (Switzerland)	14,967	1,159,747
Unilever PLC (United Kingdom)	44,292	2,007,723

		12,708,750

Gas Utilities — 0.1%
APA Group (Australia)	113,799	740,131

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	72,600	2,969,340
Getinge AB (Sweden) (Class B Stock)	36,259	949,457
Intuitive Surgical, Inc.*	7,996	3,292,753
Mindray Medical International Ltd. (China), ADR	17,977	566,275

		7,777,825

Health Care Providers & Services — 2.2%
Aetna, Inc.	30,610	2,481,859
DaVita HealthCare Partners, Inc.*	40,463	2,926,284
Express Scripts Holding Co.*	59,051	4,094,006
UnitedHealth Group, Inc.	77,360	6,324,180

		15,826,329

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	20,091	756,426
Kangwon Land, Inc. (South Korea)	24,830	729,092
MGM China Holdings Ltd. (Macau)	135,478	469,855
SJM Holdings Ltd. (Hong Kong)	386,100	967,237
Sodexo (France)	6,192	666,254
Starbucks Corp.	47,561	3,680,270

		7,269,134

Household Durables — 0.2%
PulteGroup, Inc.	53,340	1,075,334
Sony Corp. (Japan)	35,600	594,894

		1,670,228

Household Products — 0.1%
Svenska Cellulosa AB (Sweden) (Class B Stock)	38,278	996,908

Industrial Conglomerates — 0.8%
Danaher Corp.	44,358	3,492,305
Koninklijke Philips NV (Netherlands)	35,216	1,117,697

SEE NOTES TO FINANCIAL STATEMENTS.

A354

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Conglomerates (continued)
Siemens AG (Germany)	9,105	$1,202,171

		5,812,173

Insurance — 3.9%
Admiral Group PLC (United Kingdom)	21,400	567,026
Ageas (Belgium)	13,603	542,504
Allianz SE (Germany)	6,521	1,088,445
Allstate Corp. (The)	51,070	2,998,830
American International Group, Inc.	145,996	7,968,462
AON PLC (United Kingdom)	17,910	1,613,512
Delta Lloyd NV (Netherlands)	27,858	707,302
Everest Re Group Ltd.	7,229	1,160,182
Fairfax Financial Holdings Ltd. (Canada)	1,881	892,367
Marsh & McLennan Cos., Inc.	79,230	4,105,699
MetLife, Inc.	52,970	2,943,013
MS&AD Insurance Group Holdings (Japan)	35,000	845,910
Reinsurance Group of America, Inc.	23,840	1,880,976
Resolution Ltd. (United Kingdom)	163,860	883,565
Talanx AG (Germany)	7,900	276,685

		28,474,478

Internet Software & Services — 0.6%
Google, Inc. (Class A Stock)*	3,805	2,224,669
Google, Inc. (Class C Stock)*	3,805	2,188,940

		4,413,609

IT Services — 2.1%
Accenture PLC (Class A Stock)	29,419	2,378,232
Amadeus IT Holding SA (Spain) (Class A Stock)	48,085	1,982,223
Cognizant Technology Solutions Corp. (Class A Stock)*	37,150	1,817,007
Computer Sciences Corp.	46,650	2,948,280
Genpact Ltd.*	118,063	2,069,644
Visa, Inc. (Class A Stock)	18,093	3,812,376

		15,007,762

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	83,220	4,780,157
Covance, Inc.*	25,247	2,160,638
ICON PLC (Ireland)*	26,816	1,263,302

		8,204,097

Machinery — 1.2%
Ingersoll-Rand PLC	65,480	4,093,155
Komatsu Ltd. (Japan)	26,600	617,473
Parker Hannifin Corp.	28,480	3,580,790
Weichai Power Co. Ltd. (China) (Class H Stock)	186,600	720,674

		9,012,092

Marine — 0.2%
China Shipping Container Lines Co. Ltd. (China) (Class H Stock)*	1,436,000	370,548
Orient Overseas International Ltd. (Hong Kong)	147,000	719,734

		1,090,282

Media — 1.0%
British Sky Broadcasting Group PLC (United Kingdom)	51,700	799,849

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Discovery Communications, Inc. (Class A Stock)*	28,360	$2,106,581
Time Warner, Inc.	51,080	3,588,370
Time, Inc.*	6,385	154,645
UBM PLC (United Kingdom)	37,400	426,245
Wolters Kluwer NV (Netherlands)	7,031	208,269

		7,283,959

Metals & Mining — 0.8%
BHP Billiton Ltd. (Australia), ADR	11,397	780,125
BHP Billiton PLC (United Kingdom), ADR(a)	14,900	971,927
Coeur Mining, Inc.*	121,160	1,112,249
Nippon Steel & Sumitomo Metal Corp. (Japan)	229,000	733,604
Norsk Hydro ASA (Norway)	102,809	550,500
POSCO (South Korea)	2,165	646,957
Rio Tinto PLC (United Kingdom), ADR(a)	16,323	886,012

		5,681,374

Multiline Retail — 0.1%
Kohl’s Corp.	11,250	592,650

Multi-Utilities — 0.3%
GDF Suez (France)	32,600	898,181
National Grid PLC (United Kingdom)	58,316	839,560
Veolia Environnement SA (France)	37,600	716,308

		2,454,049

Oil, Gas & Consumable Fuels — 3.4%
Apache Corp.	34,020	3,423,092
BP PLC (United Kingdom), ADR	20,600	1,086,650
Cameco Corp. (Canada)	132,160	2,591,658
Chevron Corp.	30,130	3,933,471
ConocoPhillips*	9,380	804,147
Eni SpA (Italy)	50,400	1,378,424
Exxon Mobil Corp.	14,420	1,451,806
Marathon Oil Corp.	41,190	1,644,305
Oasis Petroleum, Inc.*	15,000	838,350
Phillips 66	25,300	2,034,879
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	15,233	628,972
Statoil ASA (Norway), ADR(a)	32,238	993,898
Suncor Energy, Inc. (Canada)	28,080	1,197,050
Total SA (France)	13,400	969,486
Whiting Petroleum Corp.*	25,420	2,039,955

		25,016,143

Paper & Forest Products — 0.4%
International Paper Co.	59,600	3,008,012

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	43,641	3,240,781

Pharmaceuticals — 2.4%
AbbVie, Inc.	58,185	3,283,961
Bayer AG (Germany)	4,352	613,951
Galenica AG (Switzerland)	400	390,368
Mallinckrodt PLC*(a)	8,800	704,176
Merck KGaA (Germany)	12,600	1,092,631
Novartis AG (Switzerland)	15,667	1,418,778
Novartis AG (Switzerland), ADR(a)	12,177	1,102,384
Pfizer, Inc.	49,640	1,473,315

SEE NOTES TO FINANCIAL STATEMENTS.

A355

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Roche Holding AG (Switzerland)	4,246	$1,265,125
Sanofi (France)	11,558	1,228,495
Shire PLC (Ireland)	29,171	2,288,251
Teva Pharmaceutical Industries Ltd. (Israel), ADR	44,180	2,315,916

		17,177,351

Real Estate Management & Development — 0.3%
Cheung Kong Holdings Ltd. (Hong Kong)	90,400	1,603,845
Conwert Immobilien Invest SE (Austria)*	31,943	379,266
Daito Trust Construction Co. Ltd. (Japan)	3,600	423,321

		2,406,432

Road & Rail — 0.1%
Asciano Ltd. (Australia)	175,500	932,511

Semiconductors & Semiconductor Equipment — 1.1%
Advanced Semiconductor Engineering, Inc. (Taiwan)	903,723	1,171,047
ARM Holdings PLC (United Kingdom), ADR(a)	38,344	1,734,683
Samsung Electronics Co. Ltd. (South Korea)	1,229	1,605,012
Texas Instruments, Inc.	77,010	3,680,308

		8,191,050

Software — 1.6%
ANSYS, Inc.*	19,447	1,474,472
Check Point Software Technologies Ltd. (Israel)*(a)	43,450	2,912,453
Microsoft Corp.	112,860	4,706,262
salesforce.com, Inc.*	50,229	2,917,300

		12,010,487

Specialty Retail — 0.9%
Kingfisher PLC (United Kingdom)	137,561	844,469
Lowe’s Cos., Inc.	28,000	1,343,720
Nitori Holdings Co. Ltd. (Japan)	16,500	902,746
PetSmart, Inc.(a)	43,240	2,585,752
USS Co. Ltd. (Japan)	37,800	645,181

		6,321,868

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	104,867	9,745,290
NetApp, Inc.	14,300	522,236
Seagate Technology PLC(a)	51,180	2,908,048

		13,175,574

Textiles, Apparel & Luxury Goods — 0.3%
Adidas AG (Germany)	4,553	460,382
Fossil Group, Inc.*	15,469	1,616,820

		2,077,202

Thrifts & Mortgage Finance — 0.1%
Home Loan Servicing Solutions Ltd.	18,081	410,981
Ocwen Financial Corp.*	17,680	655,928

		1,066,909

Tobacco — 0.1%
Imperial Tobacco Group PLC (United Kingdom)	14,806	666,090

COMMON STOCKS (continued)	Shares	Value (Note 2)
Trading Companies & Distributors — 0.8%
Fastenal Co.(a)	42,640	$2,110,254
Mitsubishi Corp. (Japan)	53,300	1,109,409
Noble Group Ltd. (Hong Kong)	1,035,000	1,139,219
Rexel SA (France)	49,200	1,150,672
WESCO International, Inc.*(a)	7,250	626,255

		6,135,809

Transportation Infrastructure — 0.1%
SIA Engineering Co. Ltd. (Singapore)	108,400	438,931

Water Utilities — 0.1%
Guangdong Investment Ltd. (China)	885,900	1,023,128

Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc. (Canada) (Class B Stock)	10,105	406,726
SK Telecom Co. Ltd. (South Korea)	3,327	777,701
Vodafone Group PLC (United Kingdom)	150,048	501,500

		1,685,927

TOTAL COMMON STOCKS (cost $358,176,557)		444,541,798

EXCHANGE TRADED FUNDS — 0.5%
iShares MSCI United Kingdom Index Fund	19,978	417,141
iShares Russell 1000 Value Index Fund	31,640	3,204,183

TOTAL EXCHANGE TRADED FUNDS (cost $2,913,269)		3,621,324

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	3,500	916,708

Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC)	49,170	707,897

TOTAL PREFERRED STOCKS (cost $1,533,924)		1,624,605

	Units
WARRANTS* — 0.1%
Insurance
American International Group, Inc., expiring 01/19/21 (cost $329,762)	17,520	466,032

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.5%
Non-Residential Mortgage-Backed Securities — 1.1%
Ally Auto Receivables Trust,
Series 2012-SN1, Class A3
0.570%	08/20/15	545	545,348
AmeriCredit Automobile Receivables Trust,
Series 2012-5, Class C
1.690%	11/08/18	212	214,111
Series 2013-5, Class C
2.290%	11/08/19	428	433,078
Series 2014-1, Class C
2.150%	03/09/20	122	122,328

SEE NOTES TO FINANCIAL STATEMENTS.

A356

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Non-Residential Mortgage-Backed Securities (continued)
Chase Issuance Trust,
Series 2007-B1, Class B1
0.402%(c)	04/15/19	535	$531,659
Ford Credit Auto Owner Trust,
Series 2013-C, Class A3
0.820%	12/15/17	477	479,030
Ford Credit Auto Owner Trust/Ford Credit,
Series 2014-1, Class A, 144A
2.260%	11/15/25	130	131,166
Ford Credit Floorplan Master Owner Trust,
Series 2012-4, Class A1
0.740%	09/15/16	500	500,429
Series 2014-1, Class A2
0.551%(c)	02/15/19	306	306,123
FRS I LLC,
Series 2013-1A, Class A1, 144A
1.800%	04/15/43	566	563,889
GE Capital Credit Card Master Note Trust,
Series 2010-1, Class A
3.690%	03/15/18	1,185	1,211,302
Honda Auto Receivables Owner Trust,
Series 2011-2, Class A4
1.550%	08/18/17	1,063	1,065,004
Hyundai Auto Receivables Trust,
Series 2013-B, Class C
1.710%	02/15/19	87	87,068
Series 2014-B, Class A2
0.440%	02/15/17	305	305,094
Series 2014-B, Class C
2.100%	11/15/19	105	105,245
Santander Drive Auto Receivables Trust,
Series 2013-1, Class C
1.760%	01/15/19	430	433,865
Series 2013-2, Class C
1.950%	03/15/19	415	421,419
Series 2014-1, Class C
2.360%	04/15/20	271	275,457
SLM Private Education Loan Trust,
Series 2013-A, Class A1, 144A
0.751%(c)	08/15/22	92	92,634
Series 2013-B, Class A1, 144A
0.801%(c)	07/15/22	154	154,720

			7,978,969

Residential Mortgage-Backed Securities — 0.4%
Centex Home Equity Loan Trust,
Series 2005-C, Class AF5
5.048%	06/25/35	95	95,859
HLSS Servicer Advance Receivables Backed Notes,
Series 2013-T2, Class A2, 144A
1.147%	05/16/44	620	620,124
Series 2013-T3, Class A3, 144A
1.793%	05/15/46	1,248	1,234,771
HLSS Servicer Advance Receivables Trust,
Series 2013-T1, Class A3, 144A
2.289%	01/15/48	125	123,950
Series 2014-T1, Class AT1, 144A
1.244%	01/17/45	193	193,154

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Lehman XS Trust,
Series 2005-2, Class 1A2
0.502%(c)	08/25/35	189	$177,677
Merrill Lynch Mortgage Investors Trust,
Series 2002-HE1, Class A1
1.152%(c)	08/25/32	410	396,268
RAMP Trust,
Series 2004-RS8, Class MII1
1.052%(c)	08/25/34	119	110,941

			2,952,744

TOTAL ASSET-BACKED SECURITIES (cost $10,909,806)			10,931,713

CERTIFICATES OF DEPOSIT — 0.4%
Ally Bank
1.150%	08/03/15	245	246,432
American Express Centurion Bank
1.700%	07/26/17	245	248,036
Barclays Bank Delaware (United Kingdom)
1.250%(c)	03/26/18	245	242,183
BMW Bank of North America (Germany)
1.000%	09/21/15	245	245,428
CIT Bank
2.100%	07/25/19	245	242,822
Discover Bank
1.800%	06/27/17	245	249,310
GE Capital Bank
1.350%	06/22/16	245	247,409
GE Capital Retail Bank
1.800%	06/22/17	245	248,624
Goldman Sachs Bank USA
1.800%	06/27/17	245	248,960
Sallie Mae Bank
1.750%	08/15/17	247	250,511
State Bank of India (India)
0.900%	01/25/16	245	246,123

TOTAL CERTIFICATES OF DEPOSIT (cost $2,685,944)			2,715,838

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
Banc of America Commercial Mortgage Trust,
Series 2006-1, Class A4
5.372%(c)	09/10/45	300	316,389
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-2, Class A5
4.857%(c)	07/10/43	194	197,859
Series 2005-5, Class A4
5.115%(c)	10/10/45	640	665,756
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-T20, Class A4A
5.288%(c)	10/12/42	210	219,278
CD Commercial Mortgage Trust,
Series 2007-CD5, Class AJ
6.321%(c)	11/15/44	354	390,604

SEE NOTES TO FINANCIAL STATEMENTS.

A357

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates,
Series 2013-WWP, Class B, 144A
3.726%	03/10/31	238	$243,189
Series 2014-UBS2, Class A1
1.298%	03/10/47	346	345,286
Series 2014-UBS3, Class A1
1.402%	06/10/47	216	215,566
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37	135	139,861
Series 2012-CR2, Class A4
3.147%	08/15/45	87	87,925
Series 2013-CR7, Class A1
0.716%	03/10/46	79	79,136
Series 2013-CR12, Class ASB
3.623%	10/10/46	130	136,363
Series 2014-CR15, Class A2
2.928%	02/10/47	1,091	1,132,837
Credit Suisse Commercial Mortgage Trust,
Series 2006-C1, Class AJ
5.407%(c)	02/15/39	270	286,500
Series 2007-C2, Class AM
5.615%(c)	01/15/49	168	184,114
Extended Stay America Trust,
Series 2013-ESFL, Class A2FL, 144A
0.851%(c)	12/05/31	120	119,933
Series 2013-ESH7, Class A17, 144A
2.295%	12/05/31	764	742,073
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K706, Class A2
2.323%	10/25/18	287	294,162
FREMF Mortgage Trust,
Series 2012-K706, Class B
4.023%(c)	11/25/44	130	137,829
Series 2012-K707, Class B
3.883%(c)	01/25/47	335	353,230
Series 2014-K714, Class B
3.856%	01/25/47	229	238,645
GS Mortgage Securities Corp. II,
Series 2005-GG4, Class A4A
4.751%	07/10/39	235	240,116
Series 2012-TMSQ, Class A, 144A
3.007%	12/10/30	351	337,469
GS Mortgage Securities Trust,
Series 2011-GC5, Class A4
3.707%	08/10/44	236	249,107
Series 2012-ALOH, Class A, 144A
3.551%	04/10/34	100	103,598
Series 2013-G1, Class A2, 144A
3.557%(c)	04/10/31	385	385,101
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2005-LDP3, Class AJ
5.166%(c)	08/15/42	331	342,252
Series 2006-LDP8, Class AJ
5.480%(c)	05/15/45	325	346,665
Series 2007-LD12, Class A1A
5.850%(c)	02/15/51	197	220,456

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2011-CCHP, Class B, 144A
3.500%(c)	07/15/28	324	$323,600
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156%	02/15/31	51	53,647
Series 2006-C6, Class AJ
5.452%(c)	09/15/39	267	284,915
Morgan Stanley Capital I Trust,
Series 2006-HQ9, Class AJ
5.793%(c)	07/12/44	143	153,922
Series 2008-T29, Class A4
6.454%(c)	01/11/43	384	441,086
TimberStar Trust 1,
Series 2006-1A, Class A, 144A
5.668%	10/15/36	218	237,487
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	60	61,942
Series 2012-C4, Class A3
2.533%	12/10/45	84	83,100
Series 2013-C5, Class A4
3.185%	03/10/46	308	308,039
Series 2013-C5, Class AAB
2.687%	03/10/46	90	89,958
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	201	199,642
Series 2013-PENN, Class A, 144A
3.808%	12/13/29	531	564,241
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A4
5.083%(c)	03/15/42	247	250,665
Series 2007-C33, Class AM
6.140%(c)	02/15/51	345	384,744
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 144A
4.869%(c)	02/15/44	123	138,286

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,444,981)			12,326,573

CORPORATE BONDS — 10.1%
Advertising
Omnicom Group, Inc.,
Gtd. Notes
3.625%	05/01/22	225	231,473

Aerospace & Defense — 0.1%
B/E Aerospace, Inc.,
Sr. Unsec’d. Notes
6.875%	10/01/20	95	103,194
General Dynamics Corp.,
Gtd. Notes
2.250%	11/15/22	317	299,496

			402,690

Agriculture — 0.1%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.875%	11/15/43	102	109,856

SEE NOTES TO FINANCIAL STATEMENTS.

A358

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Agriculture (continued)
5.650%	05/16/18		564	$647,484

				757,340

Airlines — 0.1%
United Airlines 2014-1 Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	(a)	440	446,050
United Continental Holdings, Inc.,
Gtd. Notes
6.375%	06/01/18	(a)	100	108,000
US Airways 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.900%	04/01/26		195	219,514
US Airways 2013-1 Class A Pass Through Trust,
Pass-Through Certificates
3.950%	11/15/25		270	274,050

				1,047,614

Auto Parts & Equipment
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.750%	02/15/21		75	80,906

Automobiles — 0.1%
General Motors Co.,
Sr. Unsec’d. Notes, 144A
3.500%	10/02/18		18	18,405
4.875%	10/02/23		82	86,305
6.250%	10/02/43		70	80,325
Toyota Motor Credit Corp. (Japan),
Sr. Unsec’d. Notes, MTN
0.425%(c)	05/16/17		695	695,186

				880,221

Banks — 2.0%
Ally Financial, Inc.,
Gtd. Notes
4.750%	09/10/18		36	38,205
Bank of America Corp.,
Jr. Sub. Notes
8.000%(c)	07/29/49		110	121,743
Sr. Unsec’d. Notes
2.600%	01/15/19		1,119	1,132,163
Bank of Nova Scotia (Canada),
Sr. Unsec’d. Notes
2.050%	10/30/18		195	195,887
2.050%	06/05/19		426	424,221
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.150%	03/22/17		340	347,985
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.450%	01/10/17		865	931,613
Sub. Notes
5.875%	02/22/33		365	408,628
Compass Bank,
Certificate of Deposit
1.900%	11/06/18		245	246,233

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49		405	$543,789
Fifth Third Bank,
Sr. Unsec’d. Notes
0.900%	02/26/16		300	300,772
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%(c)	12/29/49	(a)	165	170,466
Sr. Unsec’d. Notes
2.375%	01/22/18		1,424	1,446,123
3.850%	07/08/24		515	514,573
ING Bank NV (Netherlands),
Sub. Notes, 144A
5.800%	09/25/23		300	337,950
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	(a)	430	428,406
Sr. Unsec’d. Notes
2.350%	01/28/19		246	248,879
3.150%	07/05/16	(a)	506	527,429
4.400%	07/22/20		624	681,805
KeyBank NA,
Sr. Unsec’d. Notes
1.100%	11/25/16		356	357,346
Lloyds TSB Bank PLC (United Kingdom),
Bank Gtd. Notes, 144A
6.500%	09/14/20		240	281,705
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
2.600%	06/24/19		425	427,686
Provident Funding Associates LP/PFG Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/21	(a)	30	30,375
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.150%	03/15/19	(a)	1,234	1,243,932
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
6.000%	12/19/23		291	314,631
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
2.625%	09/10/18		465	480,111
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	(a)	315	334,136
Sr. Unsec’d. Notes
5.625%	12/11/17		1,381	1,571,396
Zions Bancorporation,
Sr. Unsec’d. Notes
4.500%	03/27/17		340	362,851
4.500%	06/13/23		150	154,724

				14,605,763

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.700%	02/01/24		358	367,417

SEE NOTES TO FINANCIAL STATEMENTS.

A359

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
7.750%	01/15/19			165	$203,847
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
3.200%	11/01/23	(a)		300	303,232
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/05/22			550	544,872
7.900%	11/01/18			528	657,221

					2,076,589

Building Products
HeidelbergCement Finance Luxembourg SA (Luxembourg),
Gtd. Notes
8.000%	01/31/17		EUR	132	210,302
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes, 144A
1.331%(c)	06/30/17			145	144,915

					355,217

Capital Markets — 0.3%
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.100%	01/15/19			404	406,407
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49			170	173,101
Sr. Unsec’d. Notes
4.750%	03/22/17			563	612,960
Sub. Notes
5.000%	11/24/25	(a)		461	491,688
Prospect Capital Corp.,
Sr. Unsec’d. Notes
5.000%	07/15/19			310	319,172

					2,003,328

Chemicals
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22			100	100,500
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44			85	91,141
LYB International Finance BV (Netherlands),
Gtd. Notes
4.875%	03/15/44	(a)		106	110,515

					302,156

Commercial Services
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23			65	69,713

Commercial Services & Supplies — 0.3%
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20	(a)		66	70,455

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
George Washington University (The),
Bonds
3.485%	09/15/22		643	$641,567
Unsec’d. Notes
1.827%	09/15/17		91	90,864
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.,
Gtd. Notes
5.750%	04/15/23		145	155,513
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22		319	307,317
President and Fellows of Harvard College,
Unsec’d. Notes
6.300%	10/01/37		534	587,368
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.500%	11/15/23		100	104,500
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24	(a)	66	68,558

				2,026,142

Communications Equipment — 0.2%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/39		829	1,011,951
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
6.375%	11/15/22		100	107,750

				1,119,701

Containers & Packaging
Ball Corp.,
Gtd. Notes
4.000%	11/15/23		55	52,388
5.750%	05/15/21		100	106,375
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23	(a)	10	9,740

				168,503

Distributors — 0.1%
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
4.125%	05/30/23		410	411,780

Diversified Financial Services — 0.9%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.875%	04/01/21	(a)	469	478,380
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.250%	12/01/19		75	82,125
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.800%	09/19/16		950	989,163
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.000%	08/11/15		442	444,075

SEE NOTES TO FINANCIAL STATEMENTS.

A360

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
7.150%	02/15/19	(a)		443	$545,386
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18	(a)		400	408,604
General Electric Capital Corp.,
Jr. Sub. Notes
6.250%(c)	12/29/49			505	561,813
Sr. Unsec’d. Notes, MTN
3.450%	05/15/24			371	372,327
4.625%	01/07/21	(a)		1,000	1,113,538
5.625%	09/15/17			307	347,532
General Motors Financial Co., Inc.,
Gtd. Notes
4.250%	05/15/23			120	119,850
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18			140	143,500
Lazard Group LLC,
Sr. Unsec’d. Notes
4.250%	11/14/20			220	230,493
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18			451	607,593
Scottrade Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	07/11/21			225	233,569

					6,677,948

Diversified Telecommunication Services — 0.5%
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23			100	100,388
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20			100	106,750
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	07/15/22			193	190,588
SBA Telecommunications, Inc.,
Gtd. Notes
5.750%	07/15/20			62	65,720
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22	(a)		94	95,880
7.000%	08/15/20	(a)		65	71,906
Telefonica Emisiones SAU (Spain),
Gtd. Notes
5.462%	02/16/21			320	363,350
Sr. Unsec’d. Notes, 144A
3.987%	01/23/23		EUR	200	310,828
Telstra Corp. Ltd. (Australia),
Gtd. Notes, MTN
4.000%	11/15/17		AUD	140	134,379
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.150%	09/15/23			1,099	1,229,883
6.400%	09/15/33			617	755,787

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
6.550%	09/15/43		366	$460,589
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22		64	63,360

				3,949,408

Electric Utilities — 0.5%
AES Corp. (The),
Sr. Unsec’d. Notes
8.000%	06/01/20	(a)	100	120,250
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44	(a)	406	415,463
Duke Energy Carolinas LLC,
First Mortgage
5.300%	02/15/40		829	977,054
Duke Energy Progress, Inc.,
First Mortgage
5.300%	01/15/19		887	1,014,578
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		240	235,690
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes, MTN
8.400%	03/28/25		167	231,748
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		215	217,365
PacifiCorp,
First Mortgage
3.850%	06/15/21		164	176,027
PPL Capital Funding, Inc.,
Gtd. Notes
4.200%	06/15/22		220	235,236

				3,623,411

Entertainment & Leisure
Scientific Games Corp.,
Gtd. Notes
8.125%	09/15/18		100	104,750

Environmental Control
Clean Harbors, Inc.,
Gtd. Notes
5.250%	08/01/20		80	82,500

Food & Staples Retailing — 0.3%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.750%	05/15/41	(a)	125	149,878
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
7.507%	01/10/32		227	282,777
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37		1,284	1,706,621

				2,139,276

SEE NOTES TO FINANCIAL STATEMENTS.

A361

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Food Products — 0.1%
HJ Heinz Co.,
Sec’d. Notes
4.250%	10/15/20	(a)	100	$100,625
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.600%	06/01/44		300	302,409
Mondelez International, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/24		185	191,622

				594,656

Health Care Providers & Services
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19		35	35,306
5.000%	03/15/24		203	205,805

				241,111

Home Builders
Ryland Group, Inc. (The),
Gtd. Notes
5.375%	10/01/22		25	24,813
Toll Brothers Finance Corp.,
Gtd. Notes
4.000%	12/31/18		35	36,050

				60,863

Hotels, Restaurants & Leisure — 0.1%
Carnival Corp.,
Gtd. Notes
3.950%	10/15/20		150	158,547
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
5.250%	11/15/22		41	43,050
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
5.625%	03/01/21		90	101,436
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sr. Unsec’d. Notes
5.375%	03/15/22		100	104,125

				407,158

Insurance — 0.1%
Genworth Holdings, Inc.,
Gtd. Notes
4.900%	08/15/23		89	95,269
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42		100	125,410
MetLife, Inc.,
Jr. Sub. Notes
10.750%	08/01/69		150	238,313

				458,992

Internet Software & Services
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20		100	102,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
IT Services — 0.3%
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.625%	02/12/24	(a)	600	$615,631
5.700%	09/14/17		1,393	1,587,057

				2,202,688

Machinery — 0.3%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/24		468	473,328
7.900%	12/15/18		1,095	1,371,052

				1,844,380

Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.750%	01/15/24		170	173,825
6.500%	04/30/21		36	38,340
Comcast Corp.,
Gtd. Notes
6.300%	11/15/17		450	523,200
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21	(a)	70	79,800
Sirius XM Holdings, Inc.,
Gtd. Notes, 144A
5.250%	08/15/22		100	107,750
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
6.000%	07/15/24	(a)	133	138,320
Time Warner Cable, Inc.,
Gtd. Notes
6.550%	05/01/37		225	279,965
Viacom, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44		130	137,336
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22		964	929,148

				2,407,684

Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.875%	11/21/16		330	337,988
CONSOL Energy, Inc.,
Gtd. Notes
8.250%	04/01/20	(a)	100	108,250
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/09/21		285	288,244

				734,482

Multiline Retail
Kohl’s Corp.,
Sr. Unsec’d. Notes
4.000%	11/01/21		165	171,961
4.750%	12/15/23		100	106,552

				278,513

SEE NOTES TO FINANCIAL STATEMENTS.

A362

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Multi-National — 0.2%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
3.250%	07/20/17		NZD	289	$243,638
3.500%	05/22/19		AUD	170	160,849
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
4.625%	02/26/19		NZD	276	239,935
International Finance Corp. (Supranational Bank),
Sr. Unsec’d. Notes, MTN
3.500%	06/06/18		AUD	98	93,204
3.875%	02/26/18		NZD	180	153,405
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22			401	381,807

					1,272,838

Oil, Gas & Consumable Fuels — 1.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
9.625%	10/15/18			100	105,000
Berry Petroleum Co. LLC,
Sr. Unsec’d. Notes
6.750%	11/01/20			100	105,250
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.200%	03/11/16			1,178	1,230,059
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22			1,144	1,099,686
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24			565	579,314
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19			824	959,391
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45			305	315,455
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.875%	04/01/20			85	87,975
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
8.625%	04/15/20			100	108,000
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.250%	03/17/17	(a)		550	563,910
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/18/24			300	321,750
Sr. Unsec’d. Notes, 144A
7.650%	11/24/21		MXN	1,689	140,347
Plains Exploration & Production Co.,
Gtd. Notes
6.875%	02/15/23			242	283,140
Pride International, Inc.,
Gtd. Notes
6.875%	08/15/20			269	326,873
8.500%	06/15/19			85	108,300

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV (Netherlands),
Gtd. Notes
2.250%	01/06/23		887	$840,193
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		400	414,108
Total Capital International SA (France),
Gtd. Notes
2.750%	06/19/21		693	694,514
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19		100	105,250

				8,388,515

Pharmaceuticals — 0.2%
Actavis Funding Scs,
Gtd. Notes, 144A
3.850%	06/15/24	(a)	370	374,015
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
5.650%	05/15/18		330	378,479
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.300%	06/15/43		422	426,210
6.200%	03/15/19		367	435,668

				1,614,372

Pipelines — 0.2%
Copano Energy LLC/Copano Energy Finance Corp.,
Gtd. Notes
7.125%	04/01/21		87	98,592
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21		150	158,298
El Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
5.000%	10/01/21		160	174,920
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
9.700%	03/15/19		100	131,077
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
7.875%	12/15/18		100	106,000
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
4.150%	02/01/24	(a)	465	471,621
NuStar Logistics LP,
Gtd. Notes
6.750%	02/01/21		100	111,000
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34		69	73,183

				1,324,691

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
4.125%	07/01/24		410	415,565

SEE NOTES TO FINANCIAL STATEMENTS.

A363

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
4.700%	03/15/22		215	$231,205
American Tower Trust I,
Sr. Sec’d. Notes, 144A
1.551%	03/15/43		220	219,105
ARC Properties Operating Partnership LP/Clark Acquisition LLC,
Gtd. Notes, 144A
3.000%	02/06/19		221	221,838
Corrections Corp. of America,
Gtd. Notes
4.125%	04/01/20		100	99,250
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23	(a)	144	150,120
Essex Portfolio LP,
Gtd. Notes, 144A
3.875%	05/01/24		300	305,017
Felcor Lodging LP,
Sr. Sec’d. Notes
5.625%	03/01/23		100	103,000
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
6.000%	10/01/21		130	149,781
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.900%	06/15/24		175	176,034
PPF Funding, Inc.,
Gtd. Notes, 144A
5.700%	04/15/17		135	145,861
ProLogis LP,
Gtd. Notes
4.250%	08/15/23		150	156,580
Sr. Housing Properties Trust,
Sr. Unsec’d. Notes
6.750%	04/15/20		100	115,530
WEA Finance LLC (Australia),
Gtd. Notes, 144A
4.625%	05/10/21		100	114,870
WEA Finance LLC/WT Finance Aust Pty Ltd./WT Finance NZ Ltd. (Australia),
Gtd. Notes, 144A
3.375%	10/03/22		50	53,092

				2,241,283

Real Estate Management & Development — 0.1%
CBRE Services, Inc.,
Gtd. Notes
5.000%	03/15/23	(a)	50	50,500
6.625%	10/15/20		100	106,125
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21		100	104,500
ERP Operating LP,
Sr. Unsec’d. Notes
4.500%	07/01/44		315	316,029

				577,154

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Road & Rail — 0.5%
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
4.830%	01/15/23		438	$482,565
5.720%	01/15/24		378	436,470
8.251%	01/15/21		87	104,088
CSX Transportation, Inc.,
Sec’d. Notes
6.251%	01/15/23		1,052	1,235,844
Federal Express Corp. 1998 Pass-Through Trust,
Pass-Through Certificates
6.720%	07/15/23		864	1,014,760
Federal Express Corp. 2012 Pass-Through Trust,
Pass-Through Certificates, 144A
2.625%	01/15/18		148	150,959
Gulfmark Offshore, Inc.,
Sr. Unsec’d. Notes
6.375%	03/15/22		100	104,000
Union Pacific Railroad Co., 2000 Pass-Through Trust,
Pass-Through Certificates
8.000%	01/10/21		406	475,196

				4,003,882

Software — 0.2%
Fidelity National Information Services, Inc.,
Gtd. Notes
3.875%	06/05/24		260	261,232
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	06/01/19		449	499,239
Oracle Corp.,
Sr. Unsec’d. Notes
2.800%	07/08/21		361	360,657

				1,121,128

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
4.450%	05/06/44		155	157,056
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.300%	06/01/21		197	210,784
NCR Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	12/15/23		100	108,500

				476,340

TOTAL CORPORATE BONDS (cost $72,708,577)				73,885,224

FOREIGN GOVERNMENT BONDS — 0.6%
Mexican Bonos (Mexico),
Bonds
4.750%	06/14/18	MXN	4,012	312,786
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
4.000%	04/08/21	AUD	456	442,843
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
6.000%	12/15/17	NZD	20	18,634

SEE NOTES TO FINANCIAL STATEMENTS.

A364

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
New Zealand Local Government Funding Agency (New Zealand),
Unsec’d. Notes
6.000%	12/15/17	NZD	201	$183,577
Nordic Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
3.500%	01/30/18	NZD	194	163,358
Norway Government Bond (Norway),
Bonds
4.500%	05/22/19	NOK	1,330	244,620
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24		329	331,309
Unsec’d. Notes
9.500%	09/15/18		92	117,367
Province of Quebec Canada (Canada),
Unsec’d. Notes
2.625%	02/13/23		1,388	1,352,228
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes
6.000%	02/21/18	AUD	344	357,179
United Kingdom Gilt (United Kingdom),
Bonds
1.750%	07/22/19	GBP	350	590,877

TOTAL FOREIGN GOVERNMENT BONDS (cost $4,014,256)				4,114,778

MUNICIPAL BONDS — 0.3%
California — 0.1%
University of California,
Revenue Bonds
0.651%(c)	07/01/41		439	439,018

Florida
Florida Hurricane Catastrophe Fund Finance Corp.,
Revenue Bonds
1.298%	07/01/16		175	176,379

Ohio — 0.2%
Ohio State University (The),
Revenue Bonds
4.910%	06/01/40		1,270	1,437,627

TOTAL MUNICIPAL BONDS (cost $1,975,698)				2,053,024

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Fannie Mae REMICS,
Series 2005-121, Class DX
5.500%	01/25/26		472	521,522
Series 2010-135, Class EA
3.000%	01/25/40		35	35,853
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.526%(c)	07/25/44		44	43,594
Freddie Mac REMICS,
Series 3634, Class BA
4.500%	08/15/27		12	12,195
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2, Class M1
1.002%(c)	04/25/24		493	494,217

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
General National Mortgage Assoc.,
Series 2009-104, Class KA
4.500%	08/16/39	426	$455,755
JPMorgan Mortgage Trust,
Series 2013-1, Class 2A2, 144A
2.500%(c)	03/25/43	589	583,179
Morgan Stanley Mortgage Loan Trust,
Series 2004-10AR, Class 2A2
2.463%(c)	11/25/34	113	114,107
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR10, Class 2A2
2.617%(c)	06/25/35	221	224,935
Series 2005-AR14, Class A1
5.328%(c)	08/25/35	50	51,819

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,546,819)			2,537,176

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Federal Farm Credit Banks
0.162%(c)	11/14/16	2,416	2,416,065
Federal Home Loan Banks
0.550%	01/10/17	5,100	5,100,607
1.000%	10/25/22-05/23/23	4,305	4,287,252
2.500%	08/14/24	395	381,826
2.900%	09/05/25	471	453,585
3.000%	03/25/27	705	664,852
3.170%	10/04/27	350	333,833
Federal Home Loan Mortgage Corp.
2.375%	01/13/22	2,053	2,048,960
3.000%	11/01/42	91	89,481
3.100%	04/25/28	440	416,173
3.500%	07/01/32-07/01/42	314	326,521
4.500%	03/01/34	269	294,081
5.400%	03/17/21	277	298,946
Federal National Mortgage Assoc.
1.500%	08/14/23	1,667	1,669,706
2.371%(c)	05/01/36	68	72,707
3.000%	12/01/26-06/01/43	1,854	1,830,375
3.500%	04/01/32-07/01/42	2,375	2,459,829
4.000%	10/01/33-10/01/43	5,479	5,847,440
4.500%	07/01/19-11/01/41	5,044	5,485,434
5.000%	11/01/33-10/01/41	2,429	2,703,506
5.500%	01/01/21	62	66,118
Government National Mortgage Assoc.
2.000%	06/20/39	104	103,741
3.500%	08/20/34	74	74,814
4.000%	11/15/24	391	415,492

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $37,441,573)			37,841,344

U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Bonds
2.875%	05/15/43	6,012	5,493,465
3.625%	02/15/44	921	971,942
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-04/15/18	4,340	4,769,321

SEE NOTES TO FINANCIAL STATEMENTS.

A365

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
0.500%	04/15/15	4,788	$5,312,952
1.375%	02/15/44	876	979,948
U.S. Treasury Notes
0.500%	06/30/16	1,000	1,000,859
0.875%	05/15/17	4,637	4,643,158
1.250%	10/31/18	2,552	2,532,263
1.625%	04/30/19	560	561,050
1.625%	08/15/22(a)	1,302	1,236,086
2.000%	05/31/21	5,320	5,280,100
2.125%	01/31/21-06/30/21	6,799	6,827,387
2.500%	05/15/24	590	589,171
U.S. Treasury Strip Principal
3.087%(s)	05/15/30	700	426,939
9.621%(s)	02/15/42	575	221,968

TOTAL U.S. TREASURY OBLIGATIONS (cost $40,681,143)			40,846,609

TOTAL LONG-TERM INVESTMENTS (cost $548,362,309)			637,506,038

		Shares
SHORT-TERM INVESTMENTS — 17.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $125,793,300; includes $36,534,606 of cash collateral received for securities on loan)(b)(w)(Note 4)		125,793,300	125,793,300

TOTAL INVESTMENTS — 104.6% (cost $674,155,609)			763,299,338

LIABILITIES IN EXCESS OF OTHER ASSETS(X) — (4.6)%			(33,520,841)

NET ASSETS — 100.0%			$729,778,497

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
EAFE	Europe, Australasia, Far East
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
PRFC	Preference Shares
QMTF	Quote Multilateral Trading Facility
REMICS	Real Estate Mortgage Investment Conduit
SLM	Student Loan Mortgage
TIPS	Treasury Inflation Protected Securities
USA	United States of America
XHKG	Hong Kong Stock Exchange
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NZD	New Zealand Dollar
NOK	Norwegian Krone

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,715,711; cash collateral of $36,534,606 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A366

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
71	5 Year U.S. Treasury Notes	Sep. 2014	$8,490,383	$8,481,727	$(8,656)
47	10 Year U.S. Treasury Notes	Sep. 2014	5,875,114	5,883,078	7,964
32	20 Year U.S. Treasury Bonds	Sep. 2014	4,357,482	4,390,000	32,518
147	Mini MSCI EAFE Index	Sep. 2014	14,411,310	14,471,415	60,105
32	Russell 2000 Mini Index	Sep. 2014	3,702,560	3,808,960	106,400
308	S&P 500 E-Mini	Sep. 2014	29,617,211	30,066,960	449,749
17	S&P Mid 400 E-Mini	Sep. 2014	2,377,400	2,429,810	52,410

					700,490

(1)	Cash of $2,669,900 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at June 30, 2014.

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation
New Zealand Dollar,
Expiring 08/29/14	Westpac Banking Corp.	NZD	300	$258,033	$261,274	$3,241

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Australian Dollar,
Expiring 09/10/14	Bank of New York Mellon	AUD	1,251	$1,162,843	$1,173,476	$(10,633)
Euro,
Expiring 09/11/14	Northern Trust Bank FSB	EUR	231	312,199	316,001	(3,802)
Expiring 09/11/14	Northern Trust Bank FSB	EUR	105	143,828	144,196	(368)
Expiring 09/11/14	Northern Trust Bank FSB	EUR	53	71,529	72,336	(807)
New Zealand Dollar,
Expiring 08/29/14	Northern Trust Bank FSB	NZD	1,113	949,749	968,436	(18,687)

				$2,640,148	$2,674,445	$(34,297)

SEE NOTES TO FINANCIAL STATEMENTS.

A367

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$340,303,482	$104,238,316	$—
Exchange Traded Funds	3,621,324	—	—
Preferred Stocks	—	1,624,605	—
Warrants	466,032	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	7,978,969	—
Residential Mortgage-Backed Securities	—	2,952,744	—
Certificates of Deposit	—	2,473,655	242,183
Commercial Mortgage-Backed Securities	—	11,584,500	742,073
Corporate Bonds	—	70,695,006	3,190,218
Foreign Government Bonds	—	4,114,778	—
Municipal Bonds	—	2,053,024	—
Residential Mortgage-Backed Securities	—	2,537,176	—
U.S. Government Agency Obligations	—	37,841,344	—
U.S. Treasury Obligations	—	40,846,609	—
Affiliated Money Market Mutual Fund	125,793,300	—	—
Other Financial Instruments*
Futures	700,490	—	—
Foreign Forward Currency Contracts	—	(31,056)	—

Total	$470,884,628	$288,909,670	$4,174,474

Fair value of Level 2 investments at 12/31/13 was $105,023,143, which was a result of valuing investments using third party vendor modeling tools. An amount of $18,587,725 was transferred from Level 2 into Level 1 at 6/30/14 as a result of using quoted prices in active markets for such foreign securities. An amount of $13,763,793 was transferred from Level 1 into Level 2 at 6/30/14 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A368

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (5.0% represents investments purchased with collateral from securities on loan)	17.2%
Banks	6.6
U.S. Treasury Obligations	5.6
U.S. Government Agency Obligations	5.2
Oil, Gas & Consumable Fuels	4.5
Insurance	4.1
Energy Equipment & Services	3.7
Food & Staples Retailing	2.9
Capital Markets	2.7
Pharmaceuticals	2.6
Chemicals	2.5
IT Services	2.4
Diversified Financial Services	2.2
Health Care Providers & Services	2.2
Technology Hardware, Storage & Peripherals	1.9
Electronic Equipment, Instruments & Components	1.9
Food Products	1.8
Software	1.8
Commercial Mortgage-Backed Securities	1.7
Commercial Services & Supplies	1.5
Communications Equipment	1.5
Machinery	1.5
Diversified Telecommunication Services	1.3
Media	1.3
Beverages	1.1
Construction & Engineering	1.1
Health Care Equipment & Supplies	1.1
Hotels, Restaurants & Leisure	1.1
Life Sciences Tools & Services	1.1
Non-Residential Mortgage-Backed Securities	1.1
Semiconductors & Semiconductor Equipment	1.1
Auto Components	1.0
Electric Utilities	1.0
Aerospace & Defense	0.9
Metals & Mining	0.9
Specialty Retail	0.9
Industrial Conglomerates	0.8
Trading Companies & Distributors	0.8
Residential Mortgage-Backed Securities	0.7

Foreign Government Bonds	0.6%
Internet Software & Services	0.6
Road & Rail	0.6
Biotechnology	0.5
Exchange Traded Funds	0.5
Certificates of Deposit	0.4
Paper & Forest Products	0.4
Personal Products	0.4
Real Estate Management & Development	0.4
Airlines	0.3
Automobiles	0.3
Containers & Packaging	0.3
Multi-Utilities	0.3
Municipal Bonds	0.3
Real Estate Investment Trusts (REITs)	0.3
Textiles, Apparel & Luxury Goods	0.3
Distributors	0.2
Diversified Consumer Services	0.2
Electrical Equipment	0.2
Household Durables	0.2
Marine	0.2
Multi-National	0.2
Pipelines	0.2
Wireless Telecommunication Services	0.2
Agriculture	0.1
Air Freight & Logistics	0.1
Construction Materials	0.1
Consumer Finance	0.1
Gas Utilities	0.1
Household Products	0.1
Multiline Retail	0.1
Real Estate	0.1
Thrifts & Mortgage Finance	0.1
Tobacco	0.1
Transportation Infrastructure	0.1
Water Utilities	0.1

104.6
Liabilities in excess of other assets	(4.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A369

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk, foreign exchange risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$3,241		Unrealized depreciation on foreign currency forward contracts	$34,297
Interest rate contracts	Due from broker — variation margin	40,482	*	Due from broker — variation margin	8,656	*
Equity contracts	Unaffiliated investments	466,032		—	—
Equity contracts	Due from broker — variation margin	668,664	*	—	—

Total		$1,178,419			$42,953

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Futures	Forward Currency Contracts(1)	Total
Foreign exchange contracts		$—	$(78,459)	$(78,459)
Interest rate contracts		277,999	—	277,999
Equity contracts		3,416,109	—	3,416,109

Total		$3,694,108	$(78,459)	$3,615,649

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(2)	Futures	Forward Currency Contracts(3)	Total
Interest rate contracts	$—	$31,826	$—	$31,826
Foreign exchange contracts	—	—	(39,022)	(39,022)
Equity contracts	136,270	668,664	—	804,934

Total	$136,270	$700,490	$(39,022)	$797,738

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts – Long Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)
$44,674,359	$231,468	$3,098,633

(1)	Value at Trade Date.

(2)	Value at Settlement Date Payable.

(3)	Value at Settlement Date Receivable.

SEE NOTES TO FINANCIAL STATEMENTS.

A370

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Northern Trust Bank FSB	$—	$—	$—	$—
Westpac Banking Corp.	3,241	(3,241)	—	—

	$3,241

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Northern Trust Bank FSB	$(23,664)	$—	$—	$(23,664)
Westpac Banking Corp.	(10,633)	3,241	—	(7,392)

	$(34,297)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A371

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $35,715,711:
Unaffiliated investments (cost $548,362,309)	$637,506,038
Affiliated investments (cost $125,793,300)	125,793,300
Foreign currency, at value (cost $84,524)	84,685
Deposit with broker.	2,669,900
Receivable for investments sold	5,760,223
Receivable for fund share sold	2,531,484
Dividends and interest receivable	1,806,143
Tax reclaim receivable	321,053
Due from broker—variation margin	72,612
Unrealized appreciation on foreign currency forward contracts	3,241
Prepaid expenses	604

Total Assets	776,549,283

LIABILITIES:
Payable to broker for collateral for securities on loan	36,534,606
Payable for investments purchased	5,226,373
Payable for fund share repurchased	4,609,816
Advisory fees payable	212,910
Accrued expenses and other liabilities	144,438
Unrealized depreciation on foreign currency forward contracts	34,297
Distribution fee payable	7,981
Affiliated transfer agent fee payable	365

Total Liabilities	46,770,786

NET ASSETS	$729,778,497

Net assets were comprised of:
Paid-in capital	$567,396,204
Retained earnings	162,382,293

Net assets, June 30, 2014	$729,778,497

Net asset value and redemption price per share, $729,778,497 / 57,033,566 outstanding shares of beneficial interest	$12.80

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Unaffiliated dividend income (net of $282,916 foreign withholding tax)	$5,486,206
Interest income	2,472,901
Affiliated income from securities lending, net	57,985
Affiliated dividend income	55,617

8,072,709

EXPENSES
Advisory fees	2,843,159
Distribution fee	341,889
Custodian and accounting fees	207,000
Audit fee	19,000
Trustees’ fees	7,000
Legal fees and expenses	6,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	12,734

Total expenses	3,448,782
Less: advisory fee waivers and/or expense reimbursement	(24,285)

Net expenses	3,424,497

NET INVESTMENT INCOME	4,648,212

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	18,103,680
Futures transactions	3,694,108
Foreign currency transactions	(205,517)

21,592,271

Net change in unrealized appreciation (depreciation) on:
Investments	3,584,403
Futures	700,490
Foreign currencies	(38,267)

4,246,626

NET GAIN ON INVESTMENTS	25,838,897

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,487,109

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$4,648,212	$5,589,764
Net realized gain on investment and foreign currency transactions	21,592,271	15,444,418
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,246,626	68,058,438

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	30,487,109	89,092,620

FUND SHARE TRANSACTIONS:
Fund share sold [5,214,672 and 18,790,583 shares, respectively]	64,319,926	212,407,355
Fund share repurchased [1,943,284 and 4,223,605 shares, respectively]	(24,022,650)	(46,701,698)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	40,297,276	165,705,657

TOTAL INCREASE IN NET ASSETS	70,784,385	254,798,277
NET ASSETS:
Beginning of period	658,994,112	404,195,835

End of period	$729,778,497	$658,994,112

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2014 consisted of 89 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 11 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives:

AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies”):    Long-term capital appreciation.

AST AQR Large-Cap Portfolio (“AQR Large-Cap”):    Long-term capital appreciation.

AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”):    Highest potential total return consistent with its specified level of risk tolerance.

AST ClearBridge Dividend Growth Portfolio (“ClearBridge Dividend Growth”):    Income, capital preservation, and capital appreciation.

AST FI Pyramis® Asset Allocation Portfolio (“FI Pyramis® Asset Allocation”):    Maximize total return.

AST Franklin Templeton Founding Funds Allocation Portfolio (“Franklin Templeton Founding Funds Allocation”):    Capital appreciation with a secondary investment objective to seek income.

AST Goldman Sachs Multi-Asset Portfolio (“Goldman Sachs Multi-Asset”):    High level of total return consistent with its level of risk tolerance.

AST Investment Grade Bond Portfolio (“Investment Grade Bond”):    Maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

AST J.P. Morgan Global Thematic Portfolio (“J.P. Morgan Global Thematic”):    Capital appreciation consistent with its level of risk tolerance.

AST J.P. Morgan Strategic Opportunities Portfolio (“J.P. Morgan Strategic Opportunities”):    Maximize return compared to the benchmark through security selection and tactical asset allocation.

AST New Discovery Asset Allocation Portfolio (“New Discovery Asset Allocation”):    Total return.

2.	Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Security Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

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Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange- traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

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Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Options:    Certain Portfolios either purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted

B3

as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options, and guarantees the futures and options contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements:    Certain Portfolios may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the agreement.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

B4

Swap agreements are negotiated in the over-the-counter market and may be executed in either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of a swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios have entered into credit default swaps to provide a measure of protection against defaults of the issuers. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index

B5

or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2014, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Portfolio hold such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment in kind securities:    Certain fixed income Portfolios may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest,

B6

computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains and losses with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual. Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders. The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

B7

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions to shareholders are recorded on the ex-dividend date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2014, the Investment Manager has engaged the following firms as Sub-advisers for their respective Portfolios:

Alpha Simplex Group, LLC for a portion of Academic Strategies;

AQR Capital Management, LLC/CNH Partners, LLC for AQR Large-Cap and a portion of Academic Strategies;

Bradford & Marzec LLC for a portion of New Discovery Asset Allocation;

Brown Advisory, LLC for a portion of New Discovery Asset Allocation;

C.S. McKee, LP for a portion of New Discovery Asset Allocation;

ClearBridge Investments, LLC for ClearBridge Dividend Growth;

CoreCommodity Management, LLC for a portion of Academic Strategies;

EARNEST Partners LLC for a portion of New Discovery Asset Allocation;

Epoch Investment Partners, Inc. for a portion of New Discovery Asset Allocation;

First Quadrant, L.P. for a portion of Academic Strategies;

Franklin Advisers, Inc. for a portion of Franklin Templeton Founding Funds Allocation;

Franklin Mutual Advisers, LLC for a portion of Franklin Templeton Founding Funds Allocation;

Goldman Sachs Asset Management, L.P. for Goldman Sachs Multi-Asset;

Jennison Associates LLC for a portion of Academic Strategies;

J.P. Morgan Investment Management, Inc. for J.P. Morgan Global Thematic, J. P. Morgan Strategic Opportunities and a portion of Academic Strategies;

Pacific Investment Management Company LLC (“PIMCO”) for a portion of Academic Strategies;

Parametric Portfolio Associates LLC for a portion of New Discovery Asset Allocation;

PI, through its Strategic Investment Research Group team, also directly manages a portion of the assets of Academic Strategies and manages Capital Growth Asset Allocation;

Prudential Investment Management, Inc. (“PIM”) for Investment Grade Bond;

Pyramis® Global Advisors, LLC for FI Pyramis® Asset Allocation;

Quantitative Management Associates LLC (“QMA”) for a portion of Academic Strategies;

Security Global Investors, LLC for a portion of New Discovery Asset Allocation;

Templeton Global Advisors Ltd. for a portion of Franklin Templeton Founding Funds Allocation;

Thompson, Siegel & Walmsley LLC for a portion of New Discovery Asset Allocation;

Western Asset Management Company and Western Asset Management Company Limited for a portion of Academic Strategies.

Advisory Fees and Expense Limitations:    The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has agreed to waive a portion of their advisory fee and/or reimburse certain Portfolios so that the advisory fees

B8

plus other annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Each voluntary waiver/reimbursement may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees at June 30, 2014	Effective Advisory Fees
Academic Strategies†*	Fund-of-Funds Segments/Sleeves: 0.72% of average daily net assets Non Fund-of-Funds Segments/Sleeves: 0.71% first $300 million; 0.70% on next $200 million; 0.69% on next $250 million; 0.68% on next $ 2.5 billion; 0.67% on next $2.75 billion; 0.64% on next $4 billion; 0.62% in excess of $10 billion	0.70%
AQR Large-Cap	0.74% first $300 million; 0.73% on next $200 million; 0.72% on next $250 million; 0.71% on next $ 2.5 billion; 0.70% on next $2.75 billion; 0.67% on next $4 billion; 0.65% in excess of $10 billion	0.54%
Capital Growth Asset Allocation	0.15%	0.15%
ClearBridge Dividend Growth	0.84% first $300 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $ 2.5 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.71%
FI Pyramis® Asset Allocation	0.84% first $300 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $ 2.5 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.80%
Franklin Templeton Founding Funds Allocation	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $ 2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	0.91%
Goldman Sachs Multi-Asset	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $ 2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	0.71%
Investment Grade Bond**	0.65% first $500 million; 0.63% on next $4.5 billion 0.62% on next $5 billion 0.61% in excess of $10 billion	0.63%
J.P. Morgan Global Thematic***	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $ 2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	0.92%
J.P. Morgan Strategic Opportunities	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $ 2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	0.97%

B9

	Advisory Fees at June 30, 2014	Effective Advisory Fees
New Discovery Asset Allocation	0.84% first $300 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $2.5 billion; 0.80% on next $750 million; 0.78% on next $2 billion; 0.75% on next $4 billion; 0.73% in excess of $10 billion	0.82%

	Fee Waivers and/or Expense Limitations through June 30, 2014	Fee Waivers and/or Expense Limitations effective July 1, 2014
AQR Large-Cap	voluntarily waive 0.007% plus contractually waive 0.17% through June 30, 2014	voluntarily waive 0.007% plus contractually waive 0.24% through June 30, 2015
ClearBridge Dividend Growth	contractually waive 0.11% through June 30, 2015	contractually waive 0.11% through June 30, 2015
FI Pyramis® Asset Allocation	contractually waive 0.018% through June 30, 2015(1)	contractually waive 0.018% through June 30, 2015
Franklin Templeton Founding Funds Allocation	contractually limit expenses to 1.10% through June 30, 2015	contractually limit expenses to 1.10% through June 30, 2015
Goldman Sachs Multi-Asset	contractually waive 0.013% through May 1, 2015(2), contractually waive 0.10% through June 30, 2015, plus contractually waive 0.10% through June 30, 2016	contractually waive 0.013% through May 1, 2015, contractually waive 0.10% through June 30, 2015, plus contractually waive 0.10% through June 30, 2016
New Discovery Asset Allocation	contractually waive 0.009% through June 30, 2015(3), contractually limit expense to 1.08% through June 30, 2015	contractually waive 0.009% through June 30, 2015, contractually limit expenses to 1.08% through June 30, 2015

†	For Academic Strategies, the management fee rate applicable to the fund-of-funds segments/sleeves is limited to assets invested in other portfolios of the Advanced Series Trust. The management fee rate applicable to the non fund-of-funds segments/sleeves excludes assets invested in other portfolios of the Advanced Series Trust. Portfolio assets invested in mutual funds other than the portfolios of the Advanced Series Trust are included in the management fee rate applicable to the non fund-of-funds segments/sleeves.

*	The Investment Manager has voluntarily agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio’s “Underlying Fund Fees and Expenses” do not exceed 0.685% of the Portfolio’s average daily net assets. For purposes of applying this voluntary expense cap, “Underlying Fund Fees and Expenses” shall not include, and the Investment Manager shall not reimburse expenses or waive fees with respect to, taxes, short sale interest and dividend expenses, brokerage commissions, and extraordinary expenses incurred by the relevant Underlying Funds. This arrangement will be monitored and applied daily based upon the Academic Strategies Portfolio’s then current holdings of the Underlying Funds and the expense ratios of the relevant Underlying Funds as of their most recent fiscal year end. Because the expense ratios of the relevant Underlying Funds will change over time and may be higher than the expense ratios as of their most recent fiscal year end, it is possible that the Academic Strategies Portfolio’s actual “Underlying Fund Fees and Expenses” may be higher than 0.685% of the Portfolio’s average daily net assets. The arrangements relating to the Portfolio’s “Underlying Fund Fees and Expenses” are voluntary and are subject to termination or modification at any time without prior notice.

**	Advisory fees are calculated based on an aggregation of net assets of certain Portfolios of the Trust. Portfolio expenses are contractually limited to 0.99% through June 30, 2015.

***	Voluntarily reimburse expenses and/or waive fees to the extent that the Portfolio’s “Acquired Fund Fees and Expenses” exceed 0.23% of the Portfolio’s average daily net assets.

(1)	Effective February 8, 2014.

(2)	Effective May 1, 2014.

(3)	Effective February 10, 2014.

B10

AST Investment Services, Inc., PI, PIM and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2014, brokerage commission recaptured under these agreements was as follows:

Amount
Academic Strategies	$22,144
Franklin Templeton Founding Funds Allocation.	15,819
J.P. Morgan Global Thematic	18,152
J.P. Morgan Strategic Opportunities	22,294
New Discovery Asset Allocation	4,073

4.	Other Transactions with Affiliates

The Trust, excluding Capital Growth Asset Allocation Portfolio, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Capital Growth Asset Allocation Portfolio. In addition, no 12b-1 fee is charged for the assets of Academic Strategies Asset Allocation Portfolio that are invested in other portfolios of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio.

PAD has contractually agreed to reduce its 12b-1 fees for the Investment Grade Bond Portfolio, so that the effective distribution and service fee rate paid by the Investment Grade Bond Portfolio is reduced based on the average daily net assets of the Investment Grade Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Managers and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows:

Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver
Up to and including $300 million	0.10% (no waiver)
Over $300 million up to and including $500 million	0.08%
Over $500 million up to and including $750 million	0.07%
Over $750 million	0.06%

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

PIM, an indirect, wholly-owned subsidiary of Prudential, acts as the Trust’s securities lending agent. For the six months ended June 30, 2014, PIM was compensated as follows for these services by the Portfolios:

Amount
Academic Strategies	$145,855
AQR Large-Cap	10,562

B11

Amount
ClearBridge Dividend Growth	$9,174
FI Pyramis® Asset Allocation	92,387
Franklin Templeton Founding Funds Allocation	145,477
Goldman Sachs Multi-Asset	47,130
Investment Grade Bond	29,453
J.P. Morgan Global Thematic	61,056
J.P. Morgan Strategic Opportunities	54,352
New Discovery Asset Allocation	17,064

5.	Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2014, were as follows:

	Cost of Purchases	Proceeds from Sales
Academic Strategies	$1,235,680,216	$1,471,414,614
AQR Large-Cap	1,007,231,050	1,113,403,756
Capital Growth Asset Allocation	788,020,411	610,884,885
ClearBridge Dividend Growth	121,054,589	132,133,824
FI Pyramis® Asset Allocation	1,530,487,837	1,576,597,201
Franklin Templeton Founding Funds Allocation	595,971,628	606,313,808
Goldman Sachs Multi-Asset	1,797,304,609	1,862,859,776
Investment Grade Bond	131,847,428	530,292,053
J.P. Morgan Global Thematic	821,262,277	807,072,301
J.P. Morgan Strategic Opportunities.	810,015,548	874,991,913
New Discovery Asset Allocation	194,741,828	216,562,689

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2014 is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Academic Strategies
AQR Emerging Markets Equity	$130,955,264	$72,552,000	$2,000,000	$—	$214,228,438
ClearBridge Dividend Growth	69,913,327	—	4,000,000	—	70,988,625
Cohen & Steers Realty	264,928,559	4,000,000	3,500,000	—	312,323,166
Federated Aggressive Growth	14,213,056	—	1,000,000	—	13,700,267
Global Real Estate	459,932,857	4,000,000	3,500,000	—	514,986,484
Goldman Sachs Large-Cap Value	52,306,511	1,000,000	1,000,000	—	57,086,304
Goldman Sachs Mid-Cap Growth	32,953,948	45,500,000	1,500,000	—	81,194,973
Goldman Sachs Small-Cap Value	79,380,265	—	—	—	83,913,582
Goldman Sachs Strategic Income	—	26,900,000	—	—	26,846,200
Herndon Large-Cap Value	41,450,808	1,000,000	1,000,000	—	43,210,868
High Yield	448,769,284	—	58,657,500	—	413,069,530
International Growth	415,964,654	—	22,500,000	—	392,435,077
International Value	576,884,641	—	28,500,000	—	560,640,226
Jennison Large-Cap Growth	27,541,075	1,000,000	7,700,000	—	21,751,773
Jennison Large-Cap Value	40,918,510	1,000,000	2,000,000	—	43,429,185
Large-Cap Value	40,844,043	1,000,000	3,000,000	—	42,576,018
Loomis Sayles Large-Cap Growth	41,654,052	13,100,000	1,000,000	—	55,904,322
Lord Abbett Core Fixed Income	26,217,998	—	3,000,000	—	24,323,074
MFS Growth	41,794,357	1,000,000	2,000,000	—	41,965,150
MFS Large-Cap Value	41,206,537	1,000,000	2,000,000	—	42,147,136
Mid-Cap Value	150,115,575	—	3,000,000	—	158,476,009
Money Market	246,715	—	—	—	246,715
Neuberger Berman Core Bond	15,380,688	—	1,000,000	—	14,967,638
Neuberger Berman Mid-Cap Growth	132,044,047	—	50,500,000	—	82,247,780

B12

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Academic Strategies (continued)
Neuberger Berman/LSV Mid-Cap Value	$150,460,103	$—	$3,000,000	$—	$160,852,827
Parametric Emerging Markets Equity	204,475,694	—	28,426,000	—	187,578,068
PIMCO Limited Maturity Bond	715,792	—	—	—	721,324
PIMCO Total Return Bond	95,641,639	—	29,900,000	—	68,529,589
Prudential Core Bond	118,104,758	—	3,000,000	—	120,412,026
QMA Emerging Markets Equity	180,570,837	—	47,626,000	—	137,240,770
QMA US Equity Alpha	209,892,713	—	11,000,000	—	219,453,081
Small-Cap Growth	21,466,110	—	1,000,000	—	20,596,129
Small-Cap Value	144,601,221	—	8,000,000	—	142,554,720
T. Rowe Price Equity Income	54,875,567	1,000,000	2,000,000	—	57,281,574
T. Rowe Price Large-Cap Growth	27,323,484	1,000,000	7,400,000	—	21,618,404
T. Rowe Price Natural Resources	18,682,749	—	—	—	21,411,597
Western Asset Core Plus Bond	85,228,576	—	3,000,000	—	86,916,725

	$4,457,656,014	$175,052,000	$346,709,500	$—	$4,557,825,374

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Capital Growth Asset Allocation
AQR Emerging Markets Equity	$19,707,021	$13,353,382	$240,000	$—	$34,850,951
AQR Large-Cap	1,238,526,081	30,308,982	28,837,100	—	1,327,217,537
ClearBridge Dividend Growth	616,811,883	15,154,491	14,968,600	—	663,620,772
Federated Aggressive Growth	114,876,961	4,697,199	1,419,300	—	121,880,814
Goldman Sachs Large-Cap Value	296,792,410	21,669,880	10,986,800	—	335,344,789
Goldman Sachs Mid-Cap Growth	9,019,079	14,769,159	171,100	—	24,902,188
Goldman Sachs Small-Cap Value	85,836,018	—	—	—	90,738,016
Goldman Sachs Strategic Income	—	156,956,855	255,000		156,381,324
Herndon Large-Cap Value	228,902,063	13,477,410	6,997,300	—	245,217,111
High Yield	105,494,704	—	16,475,000	—	94,416,510
International Growth	825,994,677	46,027,718	7,445,000	—	863,928,081
International Value	808,884,400	54,027,718	22,445,000	—	859,986,915
Jennison Large-Cap Growth	292,961,269	16,867,840	75,479,900	—	242,669,698
Jennison Large-Cap Value	235,786,292	5,677,410	8,297,300	—	252,948,507
Large-Cap Value	244,646,719	6,677,410	24,497,300	—	247,912,903
Loomis Sayles Large-Cap Growth	438,388,997	168,919,238	10,149,085	—	620,457,466
Lord Abbett Core Fixed-Income	148,512,087	5,009,898	1,400,000	—	158,774,180
MFS Growth	438,822,150	24,194,965	9,614,700	—	465,382,321
MFS Large-Cap Value	227,630,196	12,677,410	3,997,300	—	247,303,307
Mid-Cap Value	23,981,764	585,300	313,600	—	26,097,683
Money Market	26,053,657	518,010	10,000,000	—	16,571,668
Neuberger Berman Core Bond	90,754,492	3,174,886	880,000	—	96,701,849
Neuberger Berman Mid-Cap Growth	35,952,777	3,833,415	14,911,100	—	25,095,098
Neuberger Berman/LSV Mid-Cap Value	24,198,112	585,300	313,600	—	26,664,550
Parametric Emerging Markets Equity	31,383,153	2,805,160	4,744,000	—	31,257,316
PIMCO Limited Maturity Bond	56,370,268	1,441,352	550,000	—	57,700,999
PIMCO Total Return Bond	514,309,206	18,997,690	157,435,000	—	391,178,681
Prudential Core Bond	627,199,592	24,914,368	5,940,000	—	674,963,850
QMA Emerging Markets Equity	27,054,920	2,161,639	7,036,000	—	22,936,969
QMA Large-Cap	1,242,334,833	30,308,982	49,337,100	—	1,330,657,475

B13

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Capital Growth Asset Allocation (continued)
Small-Cap Growth	$164,502,267	$15,045,799	$2,120,200	$—	$178,649,733
Small-Cap Value	222,963,799	7,312,414	3,831,900	—	236,261,244
T. Rowe Price Equity Income	323,822,759	8,569,880	19,086,800	—	332,399,936
T. Rowe Price Large-Cap Growth	293,070,013	21,867,840	86,179,900	—	235,533,555
T. Rowe Price Natural Resources	12,671,083	320,424	164,900	—	14,693,678
Templeton Global Bond	858,975	—	—	—	882,902
Western Asset Core Plus Bond	460,674,152	17,074,633	4,365,000	—	499,365,226
Western Asset Emerging Markets Debt	57,338,159	18,036,354	—	—	80,551,849

	$10,613,086,988	$788,020,411	$610,884,885	$—	$11,332,097,651

Written options transactions, during the six months ended June 30, 2014, were as follows:

	Academic Strategies
	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	262,794,050	$5,229,961
Written options	795,646,830	31,196,856
Expired options	(306,214,435)	(15,408,089)
Closed options	(575,735,505)	(16,179,048)

Balance at end of period	176,490,940	$4,839,680

	Investment Grade Bond		JPMorgan Strategic Opportunities
	Number of Contracts/ Notional Amount	Premium	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	—	$—	15,000	$2,608
Written options	42,580,731	312,612	151,000	37,069
Expired options	(172)	(50,727)	(37,000)	(4,624)
Closed options	(42,580,559)	(261,885)	(38,000)	(7,108)

Balance at end of period	—	$—	91,000	$27,945

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

B14

7.	Line of Credit

The Portfolios, along with other affiliated registered investment companies (the “Funds”), were parties to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

	Average Balance Outstanding During the Period	Average Interest Rate	Number of Days Balance Outstanding During the Period	Outstanding Balance at June 30, 2014
Academic Strategies	$1,147,846	1.41%	13	$1,193,000
FI Pyramis® Asset Allocation	496,762	1.41%	42	—
Goldman Sachs Multi-Asset	5,121,214	1.41%	14	—
Investment Grade Bond	8,839,793	1.41%	116	—
J.P. Morgan Strategic Opportunities	1,225,750	1.40%	12	—

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Ownership

As of June 30, 2014, substantially all shares of each Portfolio were owned of record by PALAC, Pruco Life Arizona, PLNJ and PICA on behalf of the owners of the variable insurance products issued by each of these entities.

B15

Financial Highlights

(Unaudited)

	AST Academic Strategies Asset Allocation Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013		2012(c)		2011		2010(c)		2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.57		$11.43		$10.27		$10.61		$9.57		$7.89

Income (Loss) From Investment Operations:
Net investment income (loss)	.01		—	(d)	.10		.11		.08		.12
Net realized and unrealized gain (loss) on investments	.75		1.14		1.18		(.39)		1.05		1.77

Total from investment operations	.76		1.14		1.28		(.28)		1.13		1.89

Less Distributions:	—		—		(.12)		(.06)		(.09)		(.21)

Net Asset Value, end of period	$13.33		$12.57		$11.43		$10.27		$10.61		$9.57

Total Return(a)	6.05%		9.97%		12.57%		(2.66)%		11.96%		24.36%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7,994.6		$7,926.8		$7,588.6		$5,973.4		$6,689.5		$4,712.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.84	%(e)(f)	.86	%(f)	.91	%(f)	.77	%(f)	.70	%(f)	.75	%(f)
Expenses Before Waivers and/or Expense Reimbursement	.84	%(e)(f)	.86	%(f)	.92	%(f)	.85	%(f)	.82	%(f)	.82	%(f)
Net investment income (loss)	.12	%(e)	(.03)%		.87%		1.03%		.76%		1.44%
Portfolio turnover rate	27	%(g)	72%		102%		106%		75%		78%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Includes dividend expense and broker fees and expenses on short sales of 0.06% for the six months ended June 30, 2014 and 0.09%, 0.14%, 0.06%, 0.04%, and 0.02% for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, respectively.

(g)	Not annualized.

	AST AQR Large-Cap Portfolio
	Six Months Ended June 30, 2014		April 29, 2013(c) through December 31, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.77		$10.00

Income From Investment Operations:
Net investment income	.08		.09
Net realized and unrealized gain on investments	.75		1.68

Total from investment operations	.83		1.77

Net Asset Value, end of period	$12.60		$11.77

Total Return(a)	7.05%		17.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,709.9		$2,615.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.65	%(d)	.69	%(d)
Expenses Before Waivers and/or Expense Reimbursement	.83	%(d)	.83	%(d)
Net investment income	1.21	%(d)	1.24	%(d)
Portfolio turnover rate	39	%(e)	42	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST Capital Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.01		$11.42	$10.14	$10.44	$9.32	$7.59

Income (Loss) From Investment Operations:
Net investment income (loss)	(.01)		(.03)	.09	.10	.05	.09
Net realized and unrealized gain (loss) on investments	.70		2.62	1.29	(.35)	1.18	1.81

Total from investment operations	.69		2.59	1.38	(.25)	1.23	1.90

Less Distributions:	—		—	(.10)	(.05)	(.11)	(.17)

Net Asset Value, end of period	$14.70		$14.01	$11.42	$10.14	$10.44	$9.32

Total Return(a)	4.93%		22.68%	13.73%	(2.43)%	13.37%	25.33%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$12,832.3		$12,055.0	$8,807.9	$6,556.1	$8,024.8	$5,833.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.16	%(c)	.16%	.15%	.16%	.16%	.17%
Expenses Before Waivers and/or Expense Reimbursement	.16	%(c)	.16%	.16%	.16%	.16%	.17%
Net investment income (loss)	(.14	)%(c)	(.15)%	.86%	.85%	.60%	1.72%
Portfolio turnover rate	6	%(d)	57%	51%	69%	47%	31%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

	AST ClearBridge Dividend Growth Portfolio
	Six Months Ended June 30, 2014		February 25, 2013(c) through December 31, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.83		$10.00

Income From Investment Operations:
Net investment income	.11		.17
Net realized and unrealized gain on investments	.78		1.66

Total from investment operations	.89		1.83

Net Asset Value, end of period	$12.72		$11.83

Total Return(a)	7.52%		18.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,472.6		$1,396.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.83	%(d)	.87	%(d)
Expenses Before Waivers and/or Expense Reimbursement	.94	%(d)	.94	%(d)
Net investment income	1.75	%(d)	1.72	%(d)
Portfolio turnover rate	9	%(e)	15	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST FI Pyramis® Asset Allocation Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(c)		2012(c)		2011		2010(c)		2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.59		$10.56		$9.35		$9.93		$8.80		$7.29

Income (Loss) From Investment Operations:
Net investment income	.08		.09		.11		.06		.04		.08
Net realized and unrealized gain (loss) on investments	.45		1.94		1.16		(.29)		1.13		1.46

Total from investment operations	.53		2.03		1.27		(.23)		1.17		1.54

Less Distributions:.	—		—		(.06)		(.35)		(.04)		(.03)

Net Asset Value, end of period	$13.12		$12.59		$10.56		$9.35		$9.93		$8.80

Total Return(a)	4.21%		19.22%		13.64%		(2.47)%		13.32%		21.23%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,091.2		$2,822.9		$1,804.4		$928.2		$785.7		$346.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.94	%(d)	1.15	%(e)	1.26	%(e)	1.32	%(e)	1.21	%(e)	.37%
Expenses Before Waivers and/or Expense Reimbursement	.95	%(d)	1.19	%(e)	1.34	%(e)	1.33	%(e)	1.22	%(e)	.38%
Net investment income	1.43	%(d)	.76%		1.07%		.73%		.44%		.96%
Portfolio turnover rate	92	%(f)	194%		217%		275%		334%		190%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.22%, 0.30%, 0.28% and 0.18% for the years ended December 31, 2013, 2012, 2011 and 2010, respectively.

(f)	Not annualized.

	AST Franklin Templeton Founding Funds Allocation Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31, 2013	April 30, 2012(c) through December 31, 2012(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.53		$10.87	$10.00

Income From Investment Operations:
Net investment income	.23		.24	.09
Net realized and unrealized gain on investments	.73		2.42	.78

Total from investment operations	.96		2.66	.87

Net Asset Value, end of period	$14.49		$13.53	$10.87

Total Return(a)	7.10%		24.47%	8.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,844.4		$5,421.0	$3,845.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.03	%(e)	1.03%	1.07	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.03	%(e)	1.03%	1.10	%(e)
Net investment income	3.45	%(e)	2.03%	1.32	%(e)
Portfolio turnover rate	13	%(f)	32%	21	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Goldman Sachs Multi-Asset Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(c)	2012	2011	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.63		$10.59	$9.96	$10.55	$9.50	$7.72

Income (Loss) From Investment Operations:
Net investment income	.09		.07	.06	.07	.07	.13
Net realized and unrealized gain (loss) on investments	.46		.97	.93	(.12)	1.03	1.67

Total from investment operations	.55		1.04	.99	(.05)	1.10	1.80

Less Distributions:	—		—	(.36)	(.54)	(.05)	(.02)

Net Asset Value, end of period	$12.18		$11.63	$10.59	$9.96	$10.55	$9.50

Total Return(a)	4.73%		9.82%	10.13%	(.51)%	11.60%	23.38%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,047.5		$2,930.5	$2,613.2	$1,820.9	$1,666.9	$804.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.87	%(d)	.69%	.23%	.25%	.26%	.32%
Expenses Before Waivers and/or Expense Reimbursement	1.07	%(d)	.84%	.31%	.32%	.32%	.34%
Net investment income	1.52	%(d)	.66%	.68%	.73%	.73%	1.41%
Portfolio turnover rate	97	%(e)	339%	37%	105%	63%	31%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Investment Grade Bond Portfolio
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013(c)	2012(c)	2011(c)	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.39		$6.60	$6.12	$11.81	$11.82	$10.90

Income (Loss) From Investment Operations:
Net investment income	.11		.19	.13	.11	.36	.47
Net realized and unrealized gain (loss) on investments	.24		(.40)	.44	.89	.85	.74

Total from investment operations	.35		(.21)	.57	1.00	1.21	1.21

Less Distributions:	—		—	(.09)	(6.69)	(1.22)	(.29)

Net Asset Value, end of period	$6.74		$6.39	$6.60	$6.12	$11.81	$11.82

Total Return(a)	5.48%		(3.18)%	9.40%	12.44%	10.72%	11.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$865.2		$1,321.7	$5,565.5	$13,122.3	$573.1	$1,080.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.76	%(d)	.74%	.72%	.71%	.77%	.75%
Expenses Before Waivers and/or Expense Reimbursement	.79	%(d)	.77%	.76%	.75%	.79%	.77%
Net investment income	3.50	%(d)	2.92%	2.07%	1.85%	3.03%	4.22%
Portfolio turnover rate(e)	99	%(f)	656%	914%	744%	766%	630%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST J.P. Morgan Global Thematic Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012(c)	2011	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.57		$10.81	$9.64	$10.12	$8.92	$7.07

Income (Loss) From Investment Operations:
Net investment income	.11		.13	.11	.05	.05	.08
Net realized and unrealized gain (loss) on investments	.46		1.63	1.19	(.10)	1.18	1.80

Total from investment operations	.57		1.76	1.30	(.05)	1.23	1.88

Less Distributions:	—		—	(.13)	(.43)	(.03)	(.03)

Net Asset Value, end of period	$13.14		$12.57	$10.81	$9.64	$10.12	$8.92

Total Return(a)	4.53%		16.28%	13.58%	(.57)%	13.82%	26.67%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,122.9		$3,000.3	$2,288.4	$1,378.5	$1,280.7	$552.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.06	%(d)	1.07%	.58%	.26%	.29%	.35%
Expenses Before Waivers and/or Expense Reimbursement	1.06	%(d)	1.07%	.64%	.32%	.33%	.36%
Net investment income	1.74	%(d)	1.22%	1.05%	.60%	.58%	.98%
Portfolio turnover rate	33	%(e)	68%	178%	131%	93%	40%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST J.P. Morgan Strategic Opportunities Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013		2012(c)		2011		2010		2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.60		$14.05		$12.90		$12.98		$12.15		$10.86

Income (Loss) From Investment Operations:
Net investment income	.13		.18		.21		.22		.12		.02
Net realized and unrealized gain (loss) on investments	.44		1.37		1.16		(.19)		.76		2.26

Total from investment operations	.57		1.55		1.37		.03		.88		2.28

Less Distributions:	—		—		(.22)		(.11)		(.05)		(.99)

Capital Contributions:(d)	—		—		—		—	(e)	—		—

Net Asset Value, end of period	$16.17		$15.60		$14.05		$12.90		$12.98		$12.15

Total Return(a)	3.65%		11.03%		10.72%		.23%		7.32%		22.02%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,047.8		$3,019.1		$2,730.2		$2,004.9		$2,071.9		$1,710.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.25	%(f)(g)	1.26	%(g)	1.29	%(g)	1.24	%(g)	1.24	%(g)	1.13%
Expenses Before Waivers and/or Expense Reimbursement	1.25	%(f)(g)	1.27	%(g)	1.32	%(g)	1.27	%(g)	1.26	%(g)	1.14%
Net investment income	1.56	%(f)	1.21%		1.54%		1.69%		1.08%		.60%
Portfolio turnover rate	31	%(h)	75%		89%		116%		211%		75%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The Portfolio received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2011. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.11% for the six months ended June 30, 2014 and 0.12%, 0.16%, 0.11% and 0.11% for the years ended December 31, 2013, 2012, 2011 and 2010, respectively.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	AST New Discovery Asset Allocation Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31, 2013	April 30, 2012(c) through December 31, 2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.26		$10.31	$10.00

Income From Investment Operations:
Net investment income	.08		.11	.08
Net realized and unrealized gain on investments	.46		1.84	.35

Total from investment operations	.54		1.95	.43

Less Distributions:	—		—	(.12)

Net Asset Value, end of period	$12.80		$12.26	$10.31

Total Return(a)	4.40%		18.91%	4.41%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$729.8		$659.0	$404.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(d)	1.03%	1.06	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.01	%(d)	1.03%	1.06	%(d)
Net investment income	1.36	%(d)	1.08%	1.03	%(d)
Portfolio turnover rate	49	%(e)	60%	143	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Approval of Existing Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust) consists of eleven individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios (each, a Portfolio, and collectively, the Portfolios), their operations, and performs the various duties imposed on the trustees of the Board (the Trustees) by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS) (collectively, the Manager), and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 18-19, 2014 (the Meeting) and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that the Strategic Investment Research Group (SIRG), a business unit of the Manager, is responsible for screening and recommending new subadvisers. Further, SIRG and the Manager monitor and report to the Board on the performance and operations of the Portfolios and the subadvisers. The Board also considered that the Manager or its affiliates pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management individuals responsible for the oversight of the Trust, the Portfolios and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that Prudential Investment Management, Inc. (PIM), Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered that information regarding the profitability the Manager included profitability information regarding PIM, Jennison and QMA, each of which are affiliates of the Manager. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that, prior to February 2013 the management fee schedule for most of the Portfolios of the Trust did not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board further noted that, in February 2013 the Manager had reduced the management fee that it receives from each Portfolio covered under the newly approved distribution and services (12b-1) plan by amending the Trust’s management agreement to include management fee breakpoints in the fee schedule for each such Portfolio which did not previously have breakpoints in its management fee schedule, and to insert additional management fee breakpoints into the fee schedules for each Portfolio which had preexisting management fee breakpoints. The Board noted that the inclusion of the management fee breakpoints in the Portfolios’ management fee schedules resulted in a reduction in the management fees that otherwise would have been paid during 2013 by each of the Portfolios.

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale on a particular Portfolio or how great they may be.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included fees received by affiliates of the Manager for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2013, except as otherwise noted below.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2013. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by a Portfolio and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Lipper Inc., (Lipper) an independent provider of mutual fund data. In certain instances, the Board also considered supplemental data provided by Lipper. Further, to the extent that the Board deemed it appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board noted that the Administrative Services Fee that was in effect through the end of February 2013 had been subject to a tiered Administrative Services Fee waiver, pursuant to which a portion of the 0.10% Administrative Services Fee paid by each Portfolio based on the average daily net assets of each Portfolio was waived, as follows: for a Portfolio’s average daily net assets of $300 million and below: no waiver is applicable; for a Portfolio’s average daily net assets over $300 million up to and including $500 million, the Administrative Services Fee is reduced to 0.08%; for a Portfolio’s average daily net assets over $500 million up to and including $750 million, the Administrative Services Fee is reduced to 0.07%; and for a Portfolio’s average daily net assets over $750 million, the Administrative Services Fee is reduced to 0.06%. The Board noted that, as a result of shareholder approval of a 12b-1 plan for most of the Portfolios of the Trust in February 2013 and the corresponding inclusion of contractual fee breakpoints in the Portfolios’ management fee schedules, the Administrative Services Fee had been discontinued at the end of February 2013.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Academic Strategies Asset Allocation Portfolio*
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that in July 2008, the Portfolio adopted new investment strategies and policies, and appointed new subadvisers in October and March of 2011, as well as December 2012 to manage the Portfolio. As a result, the Portfolio’s historical performance record did not fully reflect the current management of the Portfolio.

•

The Board and the Manager agreed to continue the existing voluntary expense cap whereby the Portfolio’s underlying fund fees and expenses are capped at 0.685% of the Portfolio’s average daily net assets.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Lipper did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST AQR Large-Cap Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that because the Portfolio commenced operations during 2013, it did not yet have a full-year performance record for evaluation.

•

The Board noted that the Manager currently waived 0.17% of its management fee, and that the Board and PI had agreed to increase the management fee waiver to 0.24%, contractually guaranteed through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to develop a performance record and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Capital Growth Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five-year period, though it underperformed its benchmark index over the one- and three-year periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST ClearBridge Dividend Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that because the Portfolio commenced operations during 2013, it did not yet have a full-year performance record for evaluation.

•	The Board noted that the Manager had contractually agreed to waive 0.11% of its management fee through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST FI Pyramis® Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one-year period.

•	The Board noted that the Manager had contractually waived 0.018% of its management fee through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Franklin Templeton Founding Funds Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

•	The Board noted that the Manager had contractually agreed to cap Portfolio expenses at 1.10% through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Multi-Asset Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five-year period, though it underperformed its benchmark index over the one- and three-year periods.

•

The Board noted that in April 2013, the Portfolio’s investment policies and investment strategies were changed and a new subadviser assumed management of the Portfolio, and that as a result, the Portfolio’s prior performance history was not attributable to the current subadviser or strategy.

•

The Board noted that the Manager had contractually agreed to waive 0.10% of its management fee through June 30, 2016, and had contractually agreed to waive 0.013% of its management fee through May 1, 2015. The Board and the Manager agreed to implement an additional contractual management fee waiver of 0.10% through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the management and subadvisory agreements and to continue to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Investment Grade Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided

AST J.P. Morgan Global Thematic Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that the Portfolio had appointed a new subadviser and implemented new investment policies and strategies during August 2012, and therefore the Portfolio’s performance record did not fully reflect the current subadviser’s management.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Strategic Opportunities Portfolio*
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and it shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Lipper did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST New Discovery Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

•

The Board noted that the Manager had contractually agreed to waive 0.009% of its management fee through June 30, 2015, and had also implemented a contractual expense cap which capped net Portfolio expenses at 1.08% through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to continue to allow the subadviser to develop a performance record, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Approval of New Subadvisory Agreement: AST New Discovery Asset Allocation Portfolio

Approval of a New Subadvisory Agreement

As required by the 1940 Act, the Board of the Trust considered a proposed subadvisory agreement among the Manager and Longfellow Investment Management Company (Longfellow) for the AST New Discovery Asset Allocation Portfolio (the Portfolio). The subadvisory agreement with Longfellow (the Subadvisory Agreement) relates to the appointment of Longfellow to replace Bradford & Marzec LLC (Bradford & Marzec) as the new subadviser for the core plus sleeve (the Core Plus Sleeve) of the Portfolio. The Board, including all of the Independent Trustees, met on June 18-19, 2014 (the Meeting) and approved the Subadvisory Agreement for an initial two year period after concluding that approval of the Subadvisory Agreement was in the best interests of the Portfolio and its beneficial shareholders.

In advance of the Meeting, the Board requested and received materials relating to the Subadvisory Agreement, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Subadvisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by Longfellow; comparable performance information; the fees paid by the Manager to Longfellow; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to Longfellow. In connection with its deliberations, the Board considered information provided by the Manager and Longfellow at or in advance of the Meeting. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Subadvisory Agreement with respect to the Portfolio.

The Board determined that the overall arrangements between the Manager and Longfellow are appropriate in light of the services to be performed and the fee arrangement under the Subadvisory Agreement and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s reaching its determinations to approve the Subadvisory Agreement are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Portfolio by Bradford & Marzec under the current subadvisory agreement and those that would be provided by Longfellow under the proposed Subadvisory Agreement, noting that the nature and extent of services under the existing and new agreements were generally similar in that Bradford & Marzec and Longfellow were each required to provide day-to-day portfolio management services and comply with all Portfolio policies and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of the portfolio managers of Longfellow. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to Longfellow. The Board noted that it received a favorable compliance report from the Trust’s Chief Compliance Officer as to Longfellow.

The Board concluded that, based on the nature of the proposed services to be rendered and the background information that it reviewed about Longfellow, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by Longfellow.

Performance

The Board received and considered information regarding the investment performance of other accounts managed by Longfellow utilizing an investment strategy similar to the strategy proposed for the Core Plus Sleeve of the Portfolio. The Board concluded that it was satisfied with the performance of Longfellow.

Fee Rates

The Board considered the proposed contractual and effective subadvisory fee rates payable from the Manager to Longfellow under the Subadvisory Agreement. The Board considered that, based on the net assets of the Core Plus Sleeve of the Portfolio as of

May 15, 2014, the effective subadvisory fee rate that would have been paid to Longfellow under the Subadvisory Agreement is lower than the effective subadvisory fee rate paid to Bradford & Marzec under the current subadvisory arrangement. The Board noted that the lower effective subadvisory fee that would have been paid to Longfellow reflected a reduced asset size in the Core Plus Sleeve that was intentionally lowered by the Manager due to the investment performance of the sleeve. The Board reviewed the effective subadvisory fee rate paid to Bradford & Marzec during the three month period ended December 31, 2013 and noted that the effective subadvisory fee rate paid to Bradford & Marzec during that period was equal to the effective subadvisory fee rate that would have been paid to Longfellow under the Subadvisory Agreement.

The Board also noted that it would review the management fee paid to the Manager by the Portfolio in connection with future annual reviews of advisory agreements. The Board concluded that the proposed subadvisory fee was reasonable.

Profitability

Because the engagement of Longfellow is new, there is no historical profitability information with respect to the proposed subadvisory arrangement for the Portfolio. As a result, the Board did not consider this factor. The Board noted that it would consider profitability information as part of future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the proposed subadvisory fee schedule for the Portfolio contained breakpoints that reduced the fee rate on assets above specified levels. The Board noted that it would consider economies of scale in connection with the annual reviews of advisory agreements.

Other Benefits to Longfellow

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by Longfellow in connection with the Portfolio. The Board concluded that any potential benefits to be derived by Longfellow were consistent with those generally derived by other subadvisers to other portfolios of the Trust, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits to be derived by Longfellow included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Subadvisory Agreement was in the best interests of the Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

©2014 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0248475-00003-00    AST-SAR-D

ADVANCED SERIES TRUST

SEMIANNUAL REPORT • JUNE 30, 2014

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

AST Multi-Sector Fixed Income Portfolio

By enrolling in e-Delivery, you’ll gain secure, online access to important contract records while reducing what is delivered to you by mail. It’s also an easy way to keep everything organized. Enroll today!

Individual Annuity Contract Owners - Get started by visiting www.prudentialannuities.com/investor/edelivery and follow the instructions on the screen.

Individual Life Insurance Contract Owners - To receive your reports online, go to www.prudential.com/edelivery, or scan the code below.

Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2014

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Multi-Sector Fixed Income Portfolio	A1

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2014

■	DEAR CONTRACT OWNER:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semi-annual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2014

AST Multi-Sector Fixed Income
Allocation	(% of Net Assets	)
Corporate Bonds	85.7%
Commercial Mortgage-Backed Securities	8.0%
Municipal Bonds	2.8%
Foreign Agency	1.0%
U.S. Treasury Obligations	0.5%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2014

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST Multi-Sector Fixed Income Portfolio	Actual	$1,000.00	$1,083.80	0.79%	$4.08
	Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2014, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 98.2% COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.561%	(c)	04/10/49	2,426	$2,647,536
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A3	4.095%		09/10/46	2,500	2,661,657
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	7,370	7,522,198
Commercial Mortgage Trust, Series 2012-LC4, Class A3	3.069%		12/10/44	400	414,777
Commercial Mortgage Trust, Series 2013-CR9, Class A3	4.022%		07/10/45	1,000	1,064,756
Commercial Mortgage Trust, Series 2013-CR10, Class A3	3.923%		08/10/46	2,000	2,110,540
Commercial Mortgage Trust, Series 2013-CR11, Class A3	3.983%		10/10/46	4,000	4,239,272
Commercial Mortgage Trust, Series 2013-CR12, Class A3	3.765%		10/10/46	5,000	5,208,275
Commercial Mortgage Trust, Series 2013-LC13, Class A4	3.916%		08/10/46	2,500	2,636,277
Commercial Mortgage Trust, Series 2014-CR15, Class A3	3.796%		02/10/47	8,000	8,345,968
Commercial Mortgage Trust, Series 2014-CR17, Class A4	3.700%		05/10/47	14,400	14,890,334
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	10,000	10,185,758
GS Mortgage Securities Trust, Series 2013-GCJ12, Class A3	2.860%		06/10/46	2,000	1,946,994
GS Mortgage Securities Trust, Series 2013-GC14, Class A4	3.955%		08/10/46	2,500	2,638,167
GS Mortgage Securities Trust, Series 2014-GC18, Class A3	3.801%		01/10/47	10,000	10,421,700
GS Mortgage Securities Trust, Series 2014-GC22, Class A4	3.587%		06/10/47	15,000	15,260,393
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A3	3.928%		01/15/47	10,000	10,495,950
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	500	520,065
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	2,000	1,919,784
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	6.033%	(c)	06/12/50	341	342,928
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A3	3.960%		08/15/46	2,000	2,107,990
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A3	3.973%		10/15/46	5,500	5,776,105
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3	3.766%		11/15/46	8,000	8,290,912
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	500	532,360
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.904%	(c)	05/15/43	500	539,835
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	3,314	3,650,922
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%		07/15/46	1,000	1,052,843
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	15,000	15,197,445

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A4	3.766%	03/15/47	5,000	$5,190,030

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $144,421,173)				147,811,771

CORPORATE BONDS — 85.7%
Aerospace & Defense — 0.6%
Esterline Technologies Corp., Gtd. Notes	7.000%	08/01/20	1,000	1,070,000
Honeywell International, Inc., Sr. Unsec’d. Notes	5.375%	03/01/41	1,000	1,192,802
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750%	06/01/43	500	521,352
Rockwell Collins, Inc., Sr. Unsec’d. Notes	4.800%	12/15/43	675	734,143
Textron, Inc., Sr. Unsec’d. Notes	3.650%	03/01/21	1,500	1,546,639
Textron, Inc., Sr. Unsec’d. Notes	7.250%	10/01/19	750	909,338
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	250	261,841
United Technologies Corp., Sr. Unsec’d. Notes	7.500%	09/15/29	3,900	5,550,831

				11,786,946

Airlines — 1.3%
American Airlines, Equipment Trust, 144A	4.950%	01/15/23	9,554	10,341,763
American Airlines, Pass-Through Certificates, 144A	4.000%	07/15/25	2,432	2,477,877
Continental Airlines, Pass-Through Certificates	5.983%	10/19/23	379	424,745
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	08/10/22	651	767,713
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750%	12/17/19	245	288,221
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750%	05/07/20	1,794	1,946,038
United Airlines, Pass-Through Certificates(a)	4.000%	10/11/27	4,500	4,561,875
United Airlines, Pass-Through Certificates	4.300%	02/15/27	3,325	3,424,750
US Airways, Pass-Through Certificates	3.950%	11/15/25	300	304,500

				24,537,482

Automobiles — 2.3%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.875%	03/10/21	3,500	3,529,463
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.875%	09/15/21	1,359	1,448,504
Delphi Corp., Gtd. Notes	4.150%	03/15/24	7,000	7,268,387
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%	01/15/43	2,000	2,021,978
Ford Motor Co., Sr. Unsec’d. Notes	6.625%	10/01/28	2,800	3,465,414
Ford Motor Co., Sr. Unsec’d. Notes	7.450%	07/16/31	7,650	10,227,507
Ford Motor Co., Sr. Unsec’d. Notes	7.700%	05/15/97	2,000	2,385,448
Ford Motor Co., Sr. Unsec’d. Notes	9.980%	02/15/47	2,300	3,575,350
General Motors Co., Sr. Unsec’d. Notes, 144A	6.250%	10/02/43	6,075	6,971,063
Johnson Controls, Inc., Sr. Unsec’d. Notes	4.950%	07/02/64	2,170	2,198,243

				43,091,357

Banks — 8.0%
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.875%	04/01/44	5,725	5,907,828
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%	01/21/44	4,785	5,076,612
Bank of America Corp., Sub. Notes	6.110%	01/29/37	1,000	1,153,637
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.950%	11/18/25	4,000	4,192,928

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		05/15/24	4,520	$4,536,154
CIT Group, Inc., Sr. Unsec’d. Notes(a)	3.875%		02/19/19	1,200	1,218,720
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	300	325,125
Citigroup, Inc., Sr. Unsec’d. Notes	4.950%		11/07/43	4,065	4,340,603
Citigroup, Inc., Sr. Unsec’d. Notes(a)	5.875%		01/30/42	5,000	5,981,615
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%		02/15/98	1,800	2,298,436
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.125%		07/15/39	2,000	3,001,958
Citigroup, Inc., Sub. Notes(a)	5.300%		05/06/44	5,200	5,423,850
Citigroup, Inc., Sub. Notes(a)	6.675%		09/13/43	2,400	2,987,794
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	725	765,038
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700%	(c)	12/29/49	3,325	3,435,141
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	225	225,968
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	4.000%		03/03/24	2,200	2,239,510
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	5.750%		01/24/22	700	810,029
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	6.000%		06/15/20	2,000	2,331,210
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	6.250%		02/01/41	2,000	2,439,806
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	5,500	5,473,160
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	6.750%		10/01/37	9,660	11,621,308
HSBC Holdings PLC (United Kingdom), Sub. Notes	5.250%		03/14/44	1,330	1,424,164
JPMorgan Chase & Co., Jr. Sub. Notes(a)	5.000%	(c)	12/29/49	7,000	6,974,058
JPMorgan Chase & Co., Jr. Sub. Notes	5.150%	(c)	12/29/49	1,800	1,725,750
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	4,700	5,252,250
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	150	162,426
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.850%		02/01/44	2,600	2,756,848
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	250	285,311
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	5.600%		07/15/41	1,100	1,290,094
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	6,600	7,460,521
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	07/29/49	3,575	3,640,208
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	8,600	10,912,050
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	300	344,648
Morgan Stanley, Sr. Unsec’d. Notes, MTN	7.300%		05/13/19	900	1,100,472
Morgan Stanley, Sub. Notes	4.875%		11/01/22	120	128,810
Morgan Stanley, Sub. Notes	5.000%		11/24/25	1,000	1,066,568
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	105	106,513
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	2,500	2,590,077
Northern Trust Corp., Sub. Notes(a)	3.950%		10/30/25	3,550	3,689,401
People’s United Bank, Sub. Notes	4.000%		07/15/24	3,445	3,458,626
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	5.125%		05/28/24	6,275	6,371,629
State Street Corp., Sr. Unsec’d. Notes	3.700%		11/20/23	1,000	1,037,255
Suntrust Bank, Sr. Unsec’d. Notes	2.750%		05/01/23	1,000	959,934
Wells Fargo & Co., Sub. Notes(a)	4.125%		08/15/23	1,500	1,558,208
Wells Fargo & Co., Sub. Notes(a)	5.606%		01/15/44	6,750	7,733,178

					147,815,429

Beverages — 1.2%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%		01/17/43	1,700	1,611,309

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Beverages (continued)
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)	4.625%	02/01/44	10,000	$10,404,200
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	225	255,903
Coca-Cola Co. (The), Sr. Unsec’d. Notes(a)	3.200%	11/01/23	4,750	4,801,167
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	5.250%	11/26/43	2,400	2,663,256
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18	250	263,275
Constellation Brands, Inc., Gtd. Notes(a)	4.250%	05/01/23	1,500	1,505,625
PepsiCo, Inc., Sr. Unsec’d. Notes	2.750%	03/01/23	750	733,194

				22,237,929

Biotechnology — 1.7%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	6,000	6,053,064
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	500	527,653
Amgen, Inc., Sr. Unsec’d. Notes	5.150%	11/15/41	9,360	10,043,598
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43	895	987,615
Amgen, Inc., Sr. Unsec’d. Notes	5.650%	06/15/42	5,400	6,159,337
Amgen, Inc., Sr. Unsec’d. Notes	5.750%	03/15/40	1,580	1,833,781
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,400	1,436,541
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44	2,550	2,690,747
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	1,000	1,178,400

				30,910,736

Building Products — 0.3%
Masco Corp., Sr. Unsec’d. Notes	6.125%	10/03/16	5,629	6,198,936

Capital Goods — 1.1%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%	07/15/17	2,000	1,975,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $12,930,970; purchased 05/29/14)(f)(g)	3.300%	10/15/22	13,000	12,867,244
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,041,930; purchased 10/29/13)(f)(g)	5.625%	03/15/42	1,000	1,131,216
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $3,406,695; purchased 08/29/13 – 01/14/14)(a)(f)(g)	7.000%	10/15/37	2,800	3,668,980

				19,642,440

Capital Markets — 0.3%
Ameriprise Financial, Inc., Sr. Unsec’d. Notes	4.000%	10/15/23	500	527,115
Legg Mason, Inc., Sr. Unsec’d. Notes	5.625%	01/15/44	1,300	1,413,062
Leucadia National Corp., Sr. Unsec’d. Notes	6.625%	10/23/43	3,500	3,749,179

				5,689,356

Chemicals — 6.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	1,350	1,323,389
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	300	306,560
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(a)	6.125%	01/15/41	4,700	5,597,136
Ashland, Inc., Gtd. Notes(a)	4.750%	08/15/22	6,031	6,061,155
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	750	753,750
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	2,575	2,578,937
CF Industries, Inc., Gtd. Notes	5.150%	03/15/34	3,075	3,275,951
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	8,000	8,577,944

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals (continued)
Chemtura Corp., Gtd. Notes(a)	5.750%	07/15/21	1,000	$1,037,500
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	3.000%	11/15/22	1,400	1,376,928
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	14,490	15,550,740
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.250%	11/15/20	775	842,493
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42	1,030	983,272
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	1,500	1,632,378
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	1,000	1,638,615
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.800%	02/15/23	900	879,302
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.150%	02/15/43	1,800	1,755,805
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.900%	01/15/41	1,500	1,634,141
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%	08/15/22	11,700	11,997,812
Eastman Chemical Co., Sr. Unsec’d. Notes(a)	4.800%	09/01/42	1,000	1,015,373
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	2,966	3,252,403
Ecolab, Inc., Sr. Unsec’d. Notes	5.500%	12/08/41	2,375	2,769,951
LYB International Finance BV (Netherlands), Gtd. Notes(a)	4.875%	03/15/44	10,480	10,926,396
LYB International Finance BV (Netherlands), Gtd. Notes(a)	5.250%	07/15/43	5,195	5,688,998
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	3,300	3,945,991
Monsanto Co., Sr. Unsec’d. Notes	3.600%	07/15/42	1,000	881,431
Monsanto Co., Sr. Unsec’d. Notes	4.200%	07/15/34	775	782,189
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	1,830	1,834,019
Monsanto Co., Sr. Unsec’d. Notes	4.650%	11/15/43	4,038	4,198,729
Monsanto Co., Sr. Unsec’d. Notes	4.700%	07/15/64	3,875	3,889,973
Mosaic Co. (The), Sr. Unsec’d. Notes	3.750%	11/15/21	1,370	1,424,908
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	915	1,025,290
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.625%	11/15/43	3,390	3,862,976
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	8.625%	11/01/19	1,100	1,174,800
PPG Industries, Inc., Sr. Unsec’d. Notes	3.600%	11/15/20	2,000	2,101,092
Rockwood Specialties Group, Inc., Gtd. Notes	4.625%	10/15/20	250	259,375
Syngenta Finance NV (Switzerland), Gtd. Notes	4.375%	03/28/42	4,440	4,508,052
Union Carbide Corp., Sr. Unsec’d. Notes	7.750%	10/01/96	500	615,297

				121,961,051

Commercial Services & Supplies — 0.2%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%	02/15/21	3,240	3,724,484

Construction Materials — 0.5%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	725	792,063
Building Materials Corp. of America, Gtd. Notes, 144A (original cost $362,375; purchased 05/09/13)(f)(g)	7.500%	03/15/20	325	346,125
Griffon Corp., Gtd. Notes	5.250%	03/01/22	2,900	2,881,875
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700%	02/15/26	1,500	1,779,541
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 144A	4.250%	07/02/24	1,125	1,133,444
Owens Corning, Gtd. Notes	4.200%	12/15/22	1,626	1,669,640
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	600	609,000

				9,211,688

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Consumer Finance — 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A(a)	4.500%	05/15/21	1,275	$1,297,313
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	8.125%	01/15/20	1,250	1,595,991
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	5,450	6,011,775
SLM Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	1,250	1,445,313
SLM Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	6,100	7,213,250

				17,563,642

Containers & Packaging — 0.3%
Ball Corp., Gtd. Notes(a)	4.000%	11/15/23	975	928,687
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes(a)	4.500%	01/15/23	300	292,200
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	625	718,750
Packaging Corp. of America, Sr. Unsec’d. Notes	3.900%	06/15/22	2,200	2,259,585
Silgan Holdings, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/01/22	1,400	1,449,000

				5,648,222

Diversified Financial Services — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	600	667,224
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	760	922,036
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%	01/10/39	2,000	2,686,556

				4,275,816

Electric Utilities — 11.4%
AES Corp., Sr. Unsec’d. Notes(a)	4.875%	05/15/23	750	742,500
Arizona Public Service Co., Sr. Unsec’d. Notes	4.700%	01/15/44	2,550	2,773,824
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%	07/01/23	325	329,903
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	7.500%	02/15/21	216	234,360
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	07/31/20	444	481,740
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%	04/01/44	2,300	2,426,599
CMS Energy Corp., Sr. Unsec’d. Notes	3.875%	03/01/24	9,250	9,611,980
CMS Energy Corp., Sr. Unsec’d. Notes	4.875%	03/01/44	4,100	4,315,681
Commonwealth Edison Co., First Mortgage	2.150%	01/15/19	700	705,753
Commonwealth Edison Co., First Mortgage	4.600%	08/15/43	2,000	2,147,764
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	925	1,009,513
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(a)	4.450%	03/15/44	8,000	8,186,472
Delmarva Power & Light Co., First Mortgage	3.500%	11/15/23	8,800	9,039,994
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	4.800%	11/01/43	925	984,033
DTE Electric Co., General Ref. Mortgage	4.000%	04/01/43	525	509,701
DTE Electric Co., General Ref. Mortgage	4.300%	07/01/44	4,675	4,725,130
DTE Energy Co., Sr. Unsec’d. Notes	3.850%	12/01/23	5,000	5,212,165
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%	10/15/23	1,200	1,262,279
Duke Energy Indiana, Inc., First Mortgage	4.900%	07/15/43	400	443,147
Duke Energy Ohio, Inc., First Mortgage(a)	3.800%	09/01/23	1,500	1,583,625
Duke Energy Progress, Inc., First Mortgage	4.100%	03/15/43	1,200	1,184,034
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A(a)	5.450%	07/15/44	3,150	3,191,561
Florida Power & Light Co., First Mortgage	3.250%	06/01/24	3,575	3,603,275
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.700%	10/15/43	675	733,961

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric Utilities (continued)
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%	04/01/16	1,800	$1,962,000
ITC Holdings Corp., Sr. Unsec’d. Notes	5.300%	07/01/43	1,000	1,101,265
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700%	04/01/24	1,000	1,069,641
Kansas Gas & Electric Co., First Mortgage, 144A	4.300%	07/15/44	2,000	2,020,334
Kentucky Utilities Co., First Mortgage	4.650%	11/15/43	675	728,377
Metropolitan Edison Co., Sr. Unsec’d. Notes, 144A	4.000%	04/15/25	10,000	10,090,216
MidAmerican Energy Co., First Mortgage	4.400%	10/15/44	8,200	8,394,086
MidAmerican Energy Co., First Mortgage	4.800%	09/15/43	2,900	3,170,489
Monongahela Power Co., First Mortgage, 144A	4.100%	04/15/24	2,575	2,722,519
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,325	1,335,988
Nisource Finance Corp., Gtd. Notes	4.800%	02/15/44	1,850	1,870,348
Nisource Finance Corp., Gtd. Notes	5.650%	02/01/45	3,000	3,377,775
Nisource Finance Corp., Gtd. Notes	6.125%	03/01/22	5,200	6,146,067
Northern States Power Co., First Mortgage	4.125%	05/15/44	8,520	8,534,603
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.550%	03/15/44	1,325	1,407,962
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	4.600%	06/15/43	4,600	4,780,683
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.750%	02/15/44	2,275	2,421,785
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125%	11/15/43	6,365	7,132,931
Peco Energy Co., First Ref. Mortgage	4.800%	10/15/43	1,575	1,756,188
PPL Capital Funding, Inc., Gtd. Notes	4.700%	06/01/43	800	820,500
PPL Capital Funding, Inc., Gtd. Notes	5.000%	03/15/44	7,475	8,045,328
PPL Electric Utilities Corp., First Mortgage	4.125%	06/15/44	3,150	3,120,582
PPL Electric Utilities Corp., First Mortgage	6.250%	05/15/39	500	651,680
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%	03/01/31	8,824	12,471,074
PSEG Power LLC, Gtd. Notes	2.450%	11/15/18	1,000	1,012,032
PSEG Power LLC, Gtd. Notes(a)	4.300%	11/15/23	3,350	3,500,740
Public Service Co. of Colorado, First Mortgage	3.950%	03/15/43	175	171,173
Public Service Co. of New Hampshire, First Mortgage	3.500%	11/01/23	4,250	4,381,091
Public Service Electric & Gas Co., First Mortgage	3.750%	03/15/24	2,900	3,045,351
Public Service Electric & Gas Co., First Mortgage	4.000%	06/01/44	2,000	1,960,674
Public Service Electric & Gas Co., First Ref. Mortgage, MTN	3.950%	05/01/42	2,000	1,950,480
South Carolina Electric & Gas Co., First Mortgage(a)	4.500%	06/01/64	4,720	4,776,716
Southern California Edison Co., First Ref. Mortgage	4.650%	10/01/43	950	1,024,949
Southern Power Co., Sr. Unsec’d. Notes	5.250%	07/15/43	1,000	1,113,941
Southwestern Public Service Co., First Mortgage	4.500%	08/15/41	550	581,160
Tampa Electric Co., Sr. Unsec’d. Notes	4.350%	05/15/44	7,325	7,485,850
Virginia Electric and Power Co., Sr. Unsec’d. Notes	4.650%	08/15/43	2,000	2,148,656
Westar Energy, Inc., First Mortgage	4.100%	04/01/43	3,775	3,746,597
Westar Energy, Inc., First Mortgage	4.125%	03/01/42	3,010	2,995,233
Westar Energy, Inc., First Mortgage	4.625%	09/01/43	730	788,331
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	4.250%	06/01/44	3,850	3,922,207
Wisconsin Public Service Corp., Sr. Sec’d. Notes	4.752%	11/01/44	5,000	5,535,050

				210,711,646

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Sr. Unsec’d. Notes	2.550%	01/30/19	4,500	4,563,252
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22	500	506,250
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.000%	03/15/42	3,300	3,626,396

				8,695,898

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Food Products — 0.4%
Darling International, Inc., Gtd. Notes, 144A	5.375%	01/15/22	1,800	$1,867,500
Delhaize Group SA (Belgium), Gtd. Notes	5.700%	10/01/40	1,500	1,599,951
Ingles Markets, Inc., Sr. Unsec’d. Notes(a)	5.750%	06/15/23	1,350	1,370,250
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.500%	02/09/40	500	634,065
Kroger Co. (The), Sr. Unsec’d. Notes	5.000%	04/15/42	1,150	1,215,511
Kroger Co. (The), Sr. Unsec’d. Notes	5.150%	08/01/43	450	486,131
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	5.875%	08/01/21	250	264,375

				7,437,783

Gaming — 0.1%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A	4.875%	11/01/20	2,338	2,408,140

Health Care Equipment & Supplies — 0.6%
Baxter International, Inc., Sr. Unsec’d. Notes	3.650%	08/15/42	3,000	2,647,896
Covidien International Finance SA, Gtd. Notes	2.950%	06/15/23	425	413,678
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	1,475	1,507,298
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%	11/01/18	1,775	1,808,679
Medtronic, Inc., Sr. Unsec’d. Notes	4.625%	03/15/44	3,350	3,518,515
St. Jude Medical, Inc., Sr. Unsec’d. Notes	4.750%	04/15/43	400	410,714

				10,306,780

Health Care Providers & Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	1,900	1,933,096
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	6.000%	10/15/21	2,000	2,120,000
Cigna Corp., Sr. Unsec’d. Notes	5.375%	02/15/42	2,675	3,051,413
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450%	06/15/21	500	582,255
HCA, Inc., Gtd. Notes	5.875%	05/01/23	750	784,687
HCA, Inc., Gtd. Notes	8.000%	10/01/18	1,650	1,951,125
LifePoint Hospitals, Inc., Gtd. Notes, 144A	5.500%	12/01/21	1,125	1,178,437
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	3.950%	10/15/42	2,060	1,929,827
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	1,000	1,016,723

				14,547,563

Hotels, Restaurants & Leisure — 0.3%
Choice Hotels International, Inc., Gtd. Notes	5.700%	08/28/20	500	538,125
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	2,500	2,683,150
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(a)	6.750%	05/15/18	1,500	1,765,230
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	4.250%	03/01/22	500	513,891

				5,500,396

Household Durables — 0.4%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.000%	06/15/22	885	919,750
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.700%	08/15/20	4,155	4,502,437
SC Johnson & Son, Inc., Unsec’d. Notes, 144A (original cost $416,908; purchased 05/07/13)(f)(g)	4.000%	05/15/43	425	411,552
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	4.850%	06/15/21	700	772,220
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	5.150%	03/01/43	450	478,750

				7,084,709

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Industrial Conglomerates — 1.5%
3M Co., Sr. Unsec’d. Notes, MTN	3.875%		06/15/44	6,500	$6,243,718
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	1,565	1,545,672
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	19,225	20,031,277

					27,820,667

Insurance — 3.0%
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	1,000	1,038,887
Allstate Corp. (The), Sub. Notes	5.750%	(c)	08/15/53	800	859,244
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	4,000	4,828,984
Arch Capital Group US, Inc., Gtd. Notes	5.144%		11/01/43	3,000	3,245,991
AXIS Specialty Finance PLC, Gtd. Notes	5.150%		04/01/45	3,700	3,827,935
Berkshire Hathaway Finance Corp., Gtd. Notes(a)	4.300%		05/15/43	3,800	3,775,121
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,700	2,046,977
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	4.300%		04/15/43	200	192,639
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	500	627,051
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	800	979,935
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	4,000	5,024,976
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	900	1,233,846
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	100	103,895
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A	3.600%		04/09/24	9,100	9,336,737
MetLife Capital Trust X, Jr. Sub. Notes, 144A	9.250%		04/08/38	2,500	3,550,000
MetLife, Inc., Sr. Unsec’d. Notes	4.875%		11/13/43	5,000	5,406,700
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	4,750	5,717,722
Travelers Cos. Inc. (The), Sr. Unsec’d. Notes	4.600%		08/01/43	600	632,807
XLIT Ltd. (Ireland), Gtd. Notes	5.250%		12/15/43	2,962	3,257,214

					55,686,661

IT Services — 0.2%
International Business Machines Corp., Sr. Unsec’d. Notes(a)	3.375%		08/01/23	1,275	1,289,824
MasterCard, Inc., Sr. Unsec’d. Notes(a)	3.375%		04/01/24	2,450	2,486,390

					3,776,214

Machinery — 0.7%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,000	1,050,000
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%		06/15/43	450	524,346
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	6.125%		08/17/26	1,000	1,242,790
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.375%		12/17/18	1,350	1,360,566
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.500%		02/03/22	8,100	8,275,478

					12,453,180

Media — 5.8%
21st Century Fox America, Inc., Gtd. Notes(a)	5.400%		10/01/43	4,225	4,714,103

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media (continued)
21st Century Fox America, Inc., Gtd. Notes(a)	6.150%	03/01/37	2,300	$2,765,497
21st Century Fox America, Inc., Gtd. Notes(a)	6.150%	02/15/41	1,900	2,302,730
21st Century Fox America, Inc., Gtd. Notes	7.700%	10/30/25	1,129	1,488,624
AMC Networks, Inc., Gtd. Notes	4.750%	12/15/22	1,000	1,000,000
Belo Corp., Sr. Unsec’d. Notes	7.250%	09/15/27	150	161,250
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	2,000	2,327,500
CBS Corp., Gtd. Notes (original cost $667,440; purchased 9/11/13-02/24/14)(f)(g)	4.850%	07/01/42	750	744,350
CBS Corp., Gtd. Notes (original cost $204,351; purchased 03/18/13)(f)(g)	5.900%	10/15/40	185	211,272
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	1,000	997,500
Comcast Corp., Gtd. Notes(a)	4.250%	01/15/33	3,000	3,081,705
Comcast Corp., Gtd. Notes	4.500%	01/15/43	1,400	1,427,258
Comcast Corp., Gtd. Notes	6.450%	03/15/37	2,000	2,550,988
CSC Holdings LLC, Sr. Unsec’d. Notes(a)	7.625%	07/15/18	856	988,680
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42	240	252,032
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(a)	6.000%	08/15/40	4,875	5,612,753
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	6.375%	03/01/41	1,000	1,209,671
Discovery Communications LLC, Gtd. Notes(a)	4.950%	05/15/42	1,500	1,529,706
Gannett Co., Inc., Gtd. Notes, 144A	5.125%	07/15/20	2,000	2,052,500
General Cable Corp., Gtd. Notes, 144A	6.500%	10/01/22	750	763,125
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45	600	601,194
Historic TW, Inc., Gtd. Notes	6.625%	05/15/29	2,000	2,548,572
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%	07/28/17	1,600	1,760,000
NBCUniversal Media LLC, Gtd. Notes(a)	4.450%	01/15/43	5,450	5,467,723
NBCUniversal Media LLC, Gtd. Notes	5.950%	04/01/41	1,300	1,596,092
NBCUniversal Media LLC, Gtd. Notes	6.400%	04/30/40	2,500	3,205,120
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000%	04/15/22	2,025	2,040,187
Time Warner Cable, Inc., Gtd. Notes	4.500%	09/15/42	10,000	9,734,810
Time Warner Cable, Inc., Gtd. Notes	5.500%	09/01/41	800	894,950
Time Warner Cable, Inc., Gtd. Notes(a)	5.875%	11/15/40	380	443,255
Time Warner Cable, Inc., Gtd. Notes	7.300%	07/01/38	4,682	6,298,334
Time Warner, Inc., Gtd. Notes	4.650%	06/01/44	7,000	6,866,867
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	5,026	5,573,060
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	1,000	1,188,803
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	6,275	7,551,021
Time Warner, Inc., Gtd. Notes	7.700%	05/01/32	175	243,013
Viacom, Inc., Sr. Unsec’d. Notes (original cost $34,300; purchased 11/25/13)(f)(g)	4.500%	02/27/42	40	38,173
Viacom, Inc., Sr. Unsec’d. Notes (original cost $3,886,040; purchased 03/11/13-02/11/14)(a)(f)(g)	4.875%	06/15/43	4,205	4,230,924
Viacom, Inc., Sr. Unsec’d. Notes (original cost $6,339,657; purchased 9/11/13-05/13/14)(f)(g)	5.850%	09/01/43	5,855	6,726,388
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	1,100	1,130,250
Videotron Ltd. (Canada), Gtd. Notes, 144A(a)	5.375%	06/15/24	2,600	2,665,000

				106,984,980

Metals & Mining — 4.2%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43	750	765,968
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.000%	02/25/17	1,250	1,321,875

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals & Mining (continued)
Barrick North America Finance LLC (Canada), Gtd. Notes(a)	5.750%		05/01/43	1,570	$1,626,357
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	3.250%		11/21/21	2,000	2,056,112
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	8,590	9,493,539
Caterpillar, Inc., Sr. Unsec’d. Notes	4.750%		05/15/64	4,200	4,377,316
CNH Capital LLC, Gtd. Notes	3.250%		02/01/17	3,850	3,902,937
Freeport-McMoRan Copper & Gold, Inc., Gtd. Notes(a)	5.450%		03/15/43	8,300	8,611,142
Glencore Canada Corp. (United Kingdom), Gtd. Notes	5.500%		06/15/17	1,500	1,651,393
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A(a)	3.125%		04/29/19	8,250	8,413,350
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	4,085	4,131,495
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	4.650%		08/01/43	350	374,857
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.500%		11/02/20	4,915	5,142,466
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	5.200%		11/02/40	5,000	5,528,475
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes(a)	4.125%		08/21/42	4,500	4,228,799
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%		04/16/40	3,527	3,834,928
Southwest Gas Corp., Sr. Unsec’d. Notes	4.875%		10/01/43	5,000	5,533,445
Steel Dynamics, Inc., Gtd. Notes	6.125%		08/15/19	1,000	1,087,500
Teck Resources Ltd. (Canada), Gtd. Notes	6.000%		08/15/40	1,895	2,003,686
Terex Corp., Gtd. Notes(a)	6.500%		04/01/20	750	814,125
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	3,000	3,262,590

					78,162,355

Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.623%	(s)	10/10/36	10,000	3,867,020
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	4,825	6,153,067
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	400	489,539
Burlington Resources Finance Co., Gtd. Notes	7.200%		08/15/31	2,285	3,174,425
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	1,500	1,536,414
Cameron International Corp., Sr. Unsec’d. Notes	5.125%		12/15/43	2,000	2,130,472
Cameron International Corp., Sr. Unsec’d. Notes	7.000%		07/15/38	4,000	5,226,460
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	3.800%		04/15/24	7,300	7,524,935
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.200%		09/15/43	1,000	1,100,986
Chevron Corp., Sr. Unsec’d. Notes	3.191%		06/24/23	1,375	1,396,534
Concho Resources, Inc., Gtd. Notes(a)	5.500%		04/01/23	550	591,250
Continental Resources, Inc., Gtd. Notes	4.500%		04/15/23	4,000	4,272,744
Continental Resources, Inc., Gtd. Notes	5.000%		09/15/22	500	543,750
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41	3,000	3,472,362
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%		05/28/45	2,950	3,051,126
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%		04/01/20	4,000	4,030,956
Halliburton Co., Sr. Unsec’d. Notes	4.750%		08/01/43	1,700	1,839,898
Halliburton Co., Sr. Unsec’d. Notes	7.450%		09/15/39	375	542,926
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%		11/15/43	3,070	3,384,399
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	630	758,093
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	3,470	3,617,475

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22	2,000	$2,029,620
Schlumberger Investment SA, Gtd. Notes	3.650%	12/01/23	1,850	1,923,872
Shell International Finance BV (Netherlands), Gtd. Notes(a)	4.550%	08/12/43	1,050	1,105,953
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	6,650	6,653,032
Total Capital International SA (France), Gtd. Notes	2.875%	02/17/22	1,000	998,214
Weatherford International Ltd., Gtd. Notes(a)	5.950%	04/15/42	2,200	2,495,000
Weatherford International Ltd., Gtd. Notes(a)	6.500%	08/01/36	1,075	1,277,807
Weatherford International Ltd., Gtd. Notes	6.750%	09/15/40	850	1,042,929
Weatherford International Ltd., Gtd. Notes	7.000%	03/15/38	510	633,404

				76,864,662

Paper & Forest Products — 1.2%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $ 3,474,750; purchased 05/31/13)(f)(g)	5.400%	11/01/20	3,000	3,462,735
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $ 3,632,773; purchased 10/08/13-10/17/13)(f)(g)	7.250%	06/01/28	2,960	3,872,047
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44	3,500	3,527,615
International Paper Co., Sr. Unsec’d. Notes(a)	6.000%	11/15/41	6,350	7,482,745
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	2,080	2,807,800

				21,152,942

Pharmaceuticals — 3.2%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	1,250	1,208,794
Actavis Funding SCS, Gtd. Notes, 144A	4.850%	06/15/44	3,565	3,598,686
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	3.250%	08/01/42	900	745,519
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	5.875%	11/15/36	728	899,489
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	6.875%	08/01/97	3,700	5,134,283
GlaxoSmithkline Capital, Inc. (United Kingdom), Gtd. Notes	4.200%	03/18/43	500	494,645
Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec’d. Notes, 144A(a)	5.250%	04/01/22	1,500	1,556,250
Johnson & Johnson, Sr. Unsec’d. Notes(a)	4.375%	12/05/33	2,250	2,420,327
Johnson & Johnson, Sr. Unsec’d. Notes	4.500%	12/05/43	2,300	2,471,361
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600%	06/01/44	7,710	7,771,904
Merck & Co., Inc., Gtd. Notes	6.550%	09/15/37	610	814,569
Merck & Co., Inc., Sr. Unsec’d. Notes(a)	2.400%	09/15/22	3,125	3,013,628
Merck & Co., Inc., Sr. Unsec’d. Notes	4.150%	05/18/43	750	733,930
Mylan, Inc., Gtd. Notes, 144A	7.875%	07/15/20	4,000	4,427,436
Novartis Capital Corp. (Switzerland), Gtd. Notes(a)	4.400%	05/06/44	4,625	4,813,732
Pfizer, Inc., Sr. Unsec’d. Notes(a)	4.400%	05/15/44	12,000	12,282,420
Pfizer, Inc., Sr. Unsec’d. Notes	7.200%	03/15/39	3,300	4,667,312
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700%	02/01/43	1,100	1,117,255

				58,171,540

Pipelines & Other — 3.7%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	825	838,758
Buckeye Partners LP, Sr. Unsec’d. Notes	4.150%	07/01/23	825	850,306
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	1,500	1,660,254
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	6.450%	11/03/36	3,466	3,954,349

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Pipelines & Other (continued)
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500%	04/01/20	6,175	$7,233,228
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	02/01/43	700	718,965
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%	04/01/19	2,200	2,231,339
Enterprise Products Operating LLC, Gtd. Notes	4.850%	08/15/42	600	620,453
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	3,850	3,972,249
Enterprise Products Operating LLC, Gtd. Notes(a)	5.100%	02/15/45	6,800	7,258,694
Enterprise Products Operating LLC, Gtd. Notes	6.875%	03/01/33	55	71,291
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.000%	08/15/42	250	248,502
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.000%	03/01/43	4,089	4,058,104
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	5.500%	03/01/44	7,300	7,706,011
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	6.500%	09/01/39	700	825,773
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43	1,725	1,890,126
Oleoducto Central SA (Colombia), Sr. Unsec’d. Notes, 144A	4.000%	05/07/21	1,300	1,300,000
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	3,950	4,721,945
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.700%	06/15/44	3,000	3,040,491
Spectra Energy Partners LP, Sr. Unsec’d. Notes	5.950%	09/25/43	525	625,465
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	3,175	3,497,386
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	5,400	5,383,039
Williams Partners LP, Sr. Unsec’d. Notes	5.400%	03/04/44	1,075	1,153,293
Williams Partners LP, Sr. Unsec’d. Notes	5.800%	11/15/43	4,000	4,516,640

				68,376,661

Real Estate — 0.2%
WEA Finance LLC (Australia), Gtd. Notes, 144A	4.625%	05/10/21	1,000	1,148,703
WEA Finance LLC/WT Finance (Aust.) Pty Ltd. (Australia), Gtd. Notes, 144A	6.750%	09/02/19	2,500	3,115,855

				4,264,558

Real Estate Investment Trusts (REITs) — 1.8%
BioMed Realty LP, Gtd. Notes	2.625%	05/01/19	3,700	3,722,244
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	2,125	2,196,719
DDR Corp., Sr. Unsec’d. Notes	3.500%	01/15/21	3,000	3,055,338
Essex Portfolio LP, Gtd. Notes, 144A	5.200%	03/15/21	2,000	2,238,112
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	3,000	3,036,402
Realty Income Corp., Sr. Unsec’d. Notes	2.000%	01/31/18	3,000	3,014,181
Realty Income Corp., Sr. Unsec’d. Notes	3.875%	07/15/24	3,050	3,081,985
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24	3,300	3,465,000
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	03/15/32	4,100	5,539,793
Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500%	01/15/25	3,500	4,711,214

				34,060,988

Road & Rail — 2.0%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	200	198,873

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Road & Rail (continued)
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(a)	4.900%	04/01/44	1,800	$1,924,184
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%	11/07/43	2,000	2,125,188
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	6.250%	08/01/34	500	640,502
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	5.750%	03/15/33	1,775	2,100,819
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.125%	10/15/31	1,300	1,718,049
CSX Corp., Sr. Unsec’d. Notes(a)	3.700%	11/01/23	2,550	2,626,202
CSX Corp., Sr. Unsec’d. Notes	4.100%	03/15/44	800	754,096
CSX Corp., Sr. Unsec’d. Notes	5.500%	04/15/41	2,187	2,529,123
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	1,000	1,235,512
CSX Corp., Sr. Unsec’d. Notes	6.220%	04/30/40	1,000	1,255,715
FedEx Corp., Gtd. Notes	4.100%	04/15/43	825	770,765
FedEx Corp., Gtd. Notes	4.900%	01/15/34	1,950	2,092,886
FedEx Corp., Gtd. Notes	5.100%	01/15/44	4,525	4,896,290
FedEx Corp., Sr. Unsec’d. Notes	7.600%	07/01/97	1,000	1,358,310
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.950%	10/01/42	1,140	1,071,549
Norfolk Southern Corp., Sr. Unsec’d. Notes(a)	4.800%	08/15/43	2,275	2,420,373
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	3,000	3,409,695
Union Pacific Corp., Sr. Unsec’d. Notes	4.250%	04/15/43	275	277,261
Union Pacific Corp., Sr. Unsec’d. Notes	4.750%	12/15/43	1,000	1,086,367
Union Pacific Corp., Sr. Unsec’d. Notes	4.850%	06/15/44	1,225	1,354,452
Viterra, Inc. (Canada), Gtd. Notes, 144A	5.950%	08/01/20	890	1,015,810

				36,862,021

Semiconductors & Semiconductor Equipment — 0.3%
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	4,000	4,047,232
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	4.875%	10/15/23	900	893,250

				4,940,482

Software — 0.8%
Activision Blizzard, Inc., Gtd. Notes, 144A(a)	6.125%	09/15/23	1,000	1,100,000
Microsoft Corp., Sr. Unsec’d. Notes	4.875%	12/15/43	1,800	1,978,434
Oracle Corp., Sr. Unsec’d. Notes	2.500%	10/15/22	1,500	1,435,085
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	9,300	9,296,280

				13,809,799

Specialty Retail — 4.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	550	594,344
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	5.300%	12/05/43	5,825	6,584,964
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	6.125%	09/15/39	950	1,182,916
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.700%	04/01/23	1,025	994,853
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	17,445	17,710,199
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	2,257	2,791,855
L Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22	2,375	2,570,937
L Brands, Inc., Gtd. Notes(a)	5.625%	10/15/23	977	1,061,266
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	5.000%	09/15/43	625	685,236
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	5.125%	11/15/41	4,000	4,456,664
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	7,460	7,786,972
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	4.300%	02/15/43	2,800	2,633,145
Macy’s Retail Holdings, Inc., Gtd. Notes	5.125%	01/15/42	940	997,084

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Specialty Retail (continued)
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22	300	$319,397
Target Corp., Sr. Unsec’d. Notes(a)	3.500%	07/01/24	12,150	12,287,088
TJX Cos., Inc. (The), Sr. Unsec’d. Notes(a)	2.750%	06/15/21	2,800	2,801,036
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.000%	04/11/43	250	239,477
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	4.300%	04/22/44	5,960	6,019,636
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.750%	10/02/43	3,000	3,242,313
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.250%	09/01/35	2,300	2,661,086

				77,620,468

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc., Sr. Unsec’d. Notes(a)	3.850%	05/04/43	6,375	5,863,910
Apple, Inc., Sr. Unsec’d. Notes(a)	4.450%	05/06/44	4,000	4,053,052
Hewlett-Packard Co., Sr. Unsec’d. Notes(a)	6.000%	09/15/41	5,000	5,755,185
NCR Corp., Gtd. Notes, 144A	5.875%	12/15/21	500	527,500
NCR Corp., Sr. Unsec’d. Notes, 144A	6.375%	12/15/23	500	542,500

				16,742,147

Textiles, Apparel & Luxury Goods
PVH Corp., Sr. Unsec’d. Notes(a)	4.500%	12/15/22	275	270,875

Tobacco — 1.3%
Altria Group, Inc., Gtd. Notes(a)	4.000%	01/31/24	540	554,866
Altria Group, Inc., Gtd. Notes	4.500%	05/02/43	1,300	1,253,190
Altria Group, Inc., Gtd. Notes	4.750%	05/05/21	3,000	3,309,015
Altria Group, Inc., Gtd. Notes(a)	5.375%	01/31/44	4,340	4,753,750
Altria Group, Inc., Gtd. Notes(a)	10.200%	02/06/39	81	137,510
Lorillard Tobacco Co., Gtd. Notes(a)	7.000%	08/04/41	3,275	4,008,053
Lorillard Tobacco Co., Gtd. Notes	8.125%	05/01/40	650	875,963
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	4.125%	03/04/43	250	240,833
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.375%	11/15/41	1,000	1,000,792
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	1,000	1,017,522
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875%	11/15/43	3,325	3,581,075
Reynolds American, Inc., Gtd. Notes	3.250%	11/01/22	3,500	3,376,667

				24,109,236

Wireless Telecommunication Services — 6.4%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	5,000	5,543,350
America Movil SAB de CV (Mexico), Gtd. Notes(a)	6.125%	03/30/40	3,500	4,122,370
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes	4.375%	07/16/42	1,800	1,700,087
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	3,000	2,843,754
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44	14,090	14,383,903
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	6,450	7,015,794
AT&T, Inc., Sr. Unsec’d. Notes(a)	5.550%	08/15/41	2,640	2,960,105
Brightstar Corp., Gtd. Notes, 144A (original cost $1,819,285; purchased 06/24/14)(f)(g)	9.500%	12/01/16	1,690	1,812,525
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	775	1,234,384
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	8.750%	06/15/30	1,000	1,462,494
Qwest Corp., Sr. Unsec’d. Notes	6.750%	12/01/21	5,000	5,788,700

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Wireless Telecommunication Services (continued)
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000%	03/15/44	2,050	$2,137,765
Rogers Communications, Inc. (Canada), Gtd. Notes	5.450%	10/01/43	2,500	2,762,305
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	1,000	1,010,000
Sprint Corp., Gtd. Notes, 144A	7.125%	06/15/24	1,325	1,404,500
Sprint Corp., Gtd. Notes, 144A	7.875%	09/15/23	350	389,375
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19	950	999,875
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.350%	06/09/17	4,000	3,998,664
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41	2,750	2,775,217
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%	03/15/34	7,475	7,977,813
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	5,825	7,135,264
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	6.550%	09/15/43	28,985	36,475,912
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	02/19/43	1,000	953,674
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	6.150%	02/27/37	800	950,610

				117,838,440

TOTAL CORPORATE BONDS (cost $1,511,661,640)				1,580,957,305

FOREIGN AGENCY — 1.0%
Electricite de France (France), Sr. Unsec’d. Notes, 144A	4.875%	01/22/44	1,000	1,066,093
Electricite de France (France), Sr. Unsec’d. Notes, 144A(a)	6.000%	01/22/2114	1,300	1,468,039
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	8.625%	04/28/34	2,500	3,087,500
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.375%	01/23/45	6,800	7,896,500
Statoil ASA (Norway), Gtd. Notes	4.800%	11/08/43	2,525	2,783,737
Statoil ASA (Norway), Gtd. Notes	7.750%	06/15/23	1,200	1,614,640

TOTAL FOREIGN AGENCY (cost $15,988,680)				17,916,509

MUNICIPAL BONDS — 2.8%
California — 1.1%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	3,200	4,301,440
Kaiser Foundation Hospitals, Gtd. Notes	4.875%	04/01/42	1,000	1,085,798
Los Angeles Department of Water & Power, Revenue Bonds	6.603%	07/01/50	8,000	11,132,080
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.008%	07/01/39	1,050	1,269,261
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	1,200	1,709,544
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	1,050	1,562,411

				21,060,534

Illinois — 0.2%
Northwestern University, Sr. Unsec’d. Notes	4.643%	12/01/44	2,800	3,052,647

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Massachusetts — 0.2%
Massachusetts Institute of Technology, Unsec’d. Notes	4.678%	07/01/2114	3,125	$3,335,022
President and Fellows of Harvard College, Sr. Unsec’d. Notes	4.875%	10/15/40	1,000	1,127,439

				4,462,461

Missouri — 0.1%
Ascension Health, Inc., Unsec’d. Notes	4.847%	11/15/53	750	821,387
Missouri Highway & Transportation Commission, Revenue Bonds, BABs	5.445%	05/01/33	325	380,042

				1,201,429

New Jersey — 0.6%
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	3,000	4,197,000
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	4,535	6,535,162

				10,732,162

New York — 0.1%
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	750	720,704
NYU Hospitals Center, Sr. Sec’d. Notes	5.750%	07/01/43	700	805,307
Port Authority of New York & New Jersey, Revenue Bonds	5.647%	11/01/40	500	604,435

				2,130,446

Ohio — 0.1%
Ohio State Turnpike Commission, Revenue Bonds(a)	5.000%	02/15/48	750	810,165
Ohio State University (The), Revenue Bonds	4.800%	06/01/2111	1,300	1,343,108

				2,153,273

Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, Revenue Bonds	5.000%	12/01/43	870	949,831
University of Pennsylvania, Sr. Unsec’d. Notes	4.674%	09/01/2112	2,500	2,491,560

				3,441,391

South Carolina
South Carolina State Public Service Authority, Revenue Bonds	5.784%	12/01/41	1,000	1,171,960

Washington — 0.2%
District of Columbia Water & Sewer Authority, Revenue Bonds	5.522%	10/01/44	3,000	3,559,740

TOTAL MUNICIPAL BONDS (cost $50,452,951)				52,966,043

SOVEREIGN BONDS — 0.2%
United Mexican States (Mexico), Sr. Unsec’d. Notes(a)	5.550%	01/21/45	2,400	2,730,000

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SOVEREIGN BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	500	$510,000

TOTAL SOVEREIGN BONDS (cost $2,902,126)				3,240,000

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bonds	3.625%	02/15/44	5,045	5,324,049
U.S. Treasury Notes	1.625%	06/30/19	815	815,000
U.S. Treasury Notes	2.125%	06/30/21	1,795	1,794,720
U.S. Treasury Notes	2.375%	02/28/15(k)	230	233,477
U.S. Treasury Notes	2.500%	05/15/24	1,350	1,348,102

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,503,190)				9,515,348

TOTAL LONG-TERM INVESTMENTS (cost $1,734,929,760)				1,812,406,976

			Shares
SHORT-TERM INVESTMENT — 12.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $230,941,955; includes $200,748,795 of cash collateral received for securities on loan)(b)(w)(Note 4)			230,941,955	230,941,955

TOTAL INVESTMENTS — 110.7% (cost $1,965,871,715)				2,043,348,931
Liabilities in excess of other assets(x) — (10.7)%				(198,027,389)

NET ASSETS — 100.0%				$1,845,321,542

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
MTN	Medium Term Note
SLM	Student Loan Mortgage

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $196,447,695; cash collateral of $200,748,795 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(f)	Indicates a restricted security; the aggregate cost of such securities is $38,217,474. The aggregate value of $39,523,531 is approximately 2.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Position:
1,481	5 Year U.S. Treasury Notes	Sep. 2014	$176,536,117	$176,921,649	$385,532

Short Positions:
473	2 Year U.S. Treasury Notes	Sep. 2014	103,821,828	103,867,844	(46,016)
487	10 Year U.S. Treasury Notes	Sep. 2014	60,538,172	60,958,703	(420,531)
368	20 Year U.S. Treasury Bonds	Sep. 2014	50,206,594	50,485,000	(278,406)
706	30 Year U.S. Ultra Treasury Bonds	Sep. 2014	104,407,102	105,855,875	(1,448,773)

					(2,193,726)

					$(1,808,194)

(1)	Cash of $3,230,000 and U.S. Treasury Securities with market value of $233,477 have been segregated with Citigroup to cover requirements for open contracts at June 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$147,811,771	$—
Corporate Bonds	—	1,547,123,543	33,833,762
Foreign Agency	—	17,916,509	—
Municipal Bonds	—	52,966,043	—
Sovereign Bonds	—	3,240,000	—
U.S. Treasury Obligations	—	9,515,348	—
Affiliated Money Market Mutual Fund	230,941,955	—	—
Other Financial Instruments*
Futures	(1,808,194)	—	—

Total	$229,133,761	$1,778,573,214	$33,833,762

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Balance as of 12/31/2013	$11,857,793
Realized gain (loss)	(6,343)
Change in unrealized appreciation (depreciation)**	515,095
Purchases	21,755,720
Sales	—
Accrued discount/premium	(288,503)
Transfers in and/or out of Level 3	—

Balance as of 06/30/2014	$33,833,762

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $515,095 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include using prices provided by a single broker/dealer and the cost of the investment.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (10.9% represents investments purchased with collateral from securities on loan)	12.5%
Electric Utilities	11.4
Banks	8.0
Commercial Mortgage-Backed Securities	8.0
Chemicals	6.6
Wireless Telecommunication Services	6.4
Media	5.8
Oil, Gas & Consumable Fuels	4.2
Metals & Mining	4.2
Specialty Retail	4.2
Pipelines & Other	3.7
Pharmaceuticals	3.2
Insurance	3.0
Municipal Bonds	2.8
Automobiles	2.3
Road & Rail	2.0
Real Estate Investment Trusts (REITs)	1.8
Biotechnology	1.7
Industrial Conglomerates	1.5
Airlines	1.3
Tobacco	1.3
Beverages	1.2
Paper & Forest Products	1.2
Capital Goods	1.1
Foreign Agency	1.0
Consumer Finance	1.0
Technology Hardware, Storage & Peripherals	0.9
Health Care Providers & Services	0.8

Software	0.8%
Machinery	0.7
Aerospace & Defense	0.6
Health Care Equipment & Supplies	0.6
U.S. Treasury Obligations	0.5
Construction Materials	0.5
Electronic Equipment, Instruments & Components	0.5
Food Products	0.4
Household Durables	0.4
Building Products	0.3
Capital Markets	0.3
Containers & Packaging	0.3
Hotels, Restaurants & Leisure	0.3
Semiconductors & Semiconductor Equipment	0.3
Diversified Financial Services	0.2
Real Estate	0.2
IT Services	0.2
Commercial Services & Supplies	0.2
Sovereign Bonds	0.2
Gaming	0.1

110.7
Liabilities in excess of other assets	(10.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$385,532	*	Due to broker-variation margin	$2,193,726	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(7,322,064)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(2,491,986)

For the six months ended June 30, 2014, the Portfolio’s average value at trade date for futures long positions was $117,588,528 and for short positions was $198,779,492.

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value, including securities on loan of $196,447,695:
Unaffiliated investments (cost $1,734,929,760)	$1,812,406,976
Affiliated investments (cost $230,941,955)	230,941,955
Deposit with broker	3,233,762
Receivable for investments sold	22,657,279
Dividends and interest receivable	19,706,624
Receivable for fund share sold	11,678,515
Prepaid expenses	142

Total Assets	2,100,625,253

LIABILITIES:
Payable to broker for collateral for securities on loan	200,748,795
Payable for investments purchased	53,595,573
Due to broker-variation margin	520,195
Advisory fees payable	335,585
Accrued expenses and other liabilities	83,076
Distribution fee payable	20,122
Affiliated transfer agent fee payable	365

Total Liabilities	255,303,711

NET ASSETS	$1,845,321,542

Net assets were comprised of:
Paid-in capital	$1,743,186,484
Retained earnings	102,135,058

Net assets, June 30, 2014	$1,845,321,542

Net asset value and redemption price per share, $1,845,321,542 / 176,164,642 outstanding shares of beneficial interest	$10.47

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$27,355,250
Affiliated income from securities lending, net	61,904
Affiliated dividend income	26,406

27,443,560

EXPENSES
Advisory fees	4,273,185
Distribution fee	635,806
Custodian and accounting fees	77,000
Audit fee	19,000
Trustees’ fees	8,000
Legal fees and expenses	7,000
Shareholders’ reports	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Commitment fee on syndicated credit agreement	1,000
Insurance expenses	1,000
Miscellaneous	3,966

Total expenses	5,035,957

NET INVESTMENT INCOME	22,407,603

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on:
Investment transactions	4,825,086
Futures transactions	(7,322,064)
Short sales transactions	(960)
Foreign currency transactions	(793)

(2,498,731)

Net change in unrealized appreciation (depreciation) on:
Investments	80,038,973
Futures	(2,491,986)

77,546,987

NET GAIN ON INVESTMENTS	75,048,256

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,455,859

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	February 25, 2013* through December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$22,407,603	$6,891,205
Net realized loss on investment and foreign currency transactions	(2,498,731)	(334,041)
Net change in unrealized appreciation (depreciation) on investments	77,546,987	(1,877,965)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	97,455,859	4,679,199

FUND SHARE TRANSACTIONS:
Fund share sold [94,207,622 and 82,532,983 shares, respectively]	954,997,661	793,661,522
Fund share repurchased [43,913 and 532,050 shares, respectively]	(441,201)	(5,031,498)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	954,556,460	788,630,024

TOTAL INCREASE IN NET ASSETS	1,052,012,319	793,309,223
NET ASSETS:
Beginning of period	793,309,223	—

End of period	$1,845,321,542	$793,309,223

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2014 consisted of 89 separate Portfolios (“Portfolios”). The information presented in these financial statements pertains to the AST Multi-Sector Fixed Income Portfolio (the “Portfolio” or “Multi-Sector Fixed Income”). The investment objective of the Portfolio is to maximize total return, consistent with preservation of capital.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

2.	Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Security Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

B1

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on

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their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Portfolio invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. The Portfolio may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures, and guarantees the futures contracts against default.

Short Sales:    A Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Forward currency contracts, short sales and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment,

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and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains and losses with respect to the security.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ partners (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions from the Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. Distributions are recorded on the ex-dividend date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2014, the Investment Manager has engaged Prudential Investment Management, Inc. (“PIM”) as Sub-adviser for Multi-Sector Fixed Income Portfolio.

Advisory Fees and Expense Limitations:    The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rate specified below, using the value of the Portfolio’s average daily net assets, at the annual rate specified below. The Investment Manager pays the Subadviser a fee as compensation for advisory services provided to the Portfolio. All amounts paid or payable by the Portfolio to the Investment Manager, under the agreement, are reflected in the Statements of Operations.

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	Advisory Fees	Effective Advisory Fees
Multi-Sector Fixed Income	0.69% first $300 million; 0.68% on next $200 million; 0.67% on next $250 million; 0.66% on next $2.5 billion; 0.65% on next $2.75 billion; 0.62% on next $4 billion; 0.60% in excess of $10 billion	0.67%

		Expense Limitations
Multi-Sector Fixed Income		Contractually limit expenses to 0.83% effective April 28, 2014 through June 30, 2015

AST Investment Services, Inc., PI, and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Trust has entered into an agreement with the following affiliated entities: Prudential Insurance Company of America (“PICA”), Pruco Life Insurance Company (“PLAZ”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Prudential Retirement Insurance and Annuity Company (“PRIAC”), Pramerica of Bermuda Life Assurance Company, Ltd., Prudential Annuities Life Assurance Corporation (“PALAC”), and Prudential Annuities Distributors, Inc. (“PAD”), each an indirect, wholly-owned subsidiary of Prudential Financial, Inc., and certain unaffiliated entities.

PAD serves as the distributor for the shares of the Portfolio. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust. Under the 12b-1 Plan, the shares of the Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to the Portfolio. The annual shareholder services and distribution (12b-1) fee for the Portfolio’s shares is 0.10% of the average daily net assets of the Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

PIM, an indirect, wholly-owned subsidiary of Prudential, acts as the Trust’s securities lending agent. For the six months ended June 30, 2014, PIM was compensated $18,663 for these services by the Portfolio.

5.	Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2014, were as follows:

	Cost of Purchases	Proceeds from Sales
Multi-Sector Fixed Income	$1,165,526,653	$156,041,677

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6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Line of Credit

The Portfolio, along with other affiliated registered investment companies (the “Funds”), was party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The Portfolio did not utilize the SCA during the six months ended June 30, 2014.

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9.	Ownership

As of June 30, 2014, substantially all shares of each Portfolio were owned of record by PALAC, Pruco Life Arizona, PLNJ and PICA on behalf of the owners of the variable insurance products issued by each of these entities.

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Financial Highlights

(Unaudited)

	AST Multi-Sector Fixed Income Portfolio
	Six Months Ended June 30, 2014(d)		February 25, 2013(c) through December 31, 2013(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.67		$10.00

Income (Loss) From Investment Operations:
Net investment income	.18		.28
Net realized and unrealized gain (loss) on investments	.62		(.61)

Total from investment operations	.80		(.33)

Net Asset Value, end of period	$10.47		$9.67

Total Return(a)	8.27%		(3.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,845.3		$793.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.79	%(e)	.87	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.79	%(e)	.87	%(e)
Net investment income	3.52	%(e)	3.47	%(e)
Portfolio turnover rate	97	%(f)	314	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

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Approval of Management and Subadvisory Agreement: AST Multi-Sector Fixed Income Portfolio

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust) consists of eleven individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and the AST Multi-Sector Fixed Income Portfolio (the Portfolio), its operations, and performs the various duties imposed on the trustees of the Board (the Trustees) by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS) (collectively, the Manager), the Portfolio’s subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 18-19, 2014 (the Meeting) and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and the subadviser, which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and the subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadviser, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadviser, the Board noted that the Strategic Investment Research Group (SIRG), a business unit of the Manager, is responsible for screening and recommending new subadvisers. Further, SIRG and the Manager monitor and report to the Board on the performance and operations of the Portfolio and the subadviser. The Board also considered that the Manager or its affiliates pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadviser, as well as the Manager’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management individuals responsible for the oversight of the Trust, the Portfolio and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to the Manager’s and the subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and the subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and the subadviser. The Board noted that Prudential Investment Management, Inc. (PIM), which serves as the subadviser to the Portfolio, is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by the Manager and the subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered that information regarding the profitability the Manager included profitability information regarding PIM, which is an affiliate of the Manager. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale with respect to the Portfolio or how great they may be.

Other Benefits to the Manager and the Subadviser

The Board considered potential ancillary benefits that might be received by the Manager, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included fees received by affiliates of the Manager for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Portfolio are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by the Manager and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to performance, because the Portfolio commenced operations during 2013, the Board did not consider the Portfolio’s performance due to the lack of a full-year performance record.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2013. The Board considered the management fee for the Portfolio as compared to the management fee charged by the Manager to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by the Portfolio and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and each Peer Group were objectively selected by Lipper Inc., (Lipper) an independent provider of mutual fund data. In certain instances, the Board also considered supplemental data provided by Lipper. The comparisons used by the Board placed the Portfolio in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The section sets forth actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Multi-Sector Fixed Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that because the Portfolio commenced operations during 2013, it did not yet have a full-year performance record for evaluation.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to develop a performance record to be compared against, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

©2014 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0248438-00002-00    AST-SAR-E

ADVANCED SERIES TRUST

SEMIANNUAL REPORT • JUNE 30, 2014

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

AST Money Market Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2014

■	LETTER TO CONTRACT OWNERS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Money Market Portfolio	A1

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2014

■	DEAR CONTRACT OWNER:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semi-annual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2014

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST Money Market Portfolio	Actual	$1,000.00	$1,000.00	0.15%	$0.74
	Hypothetical	$1,000.00	$1,024.05	0.15%	$0.75

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2014, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CERTIFICATES OF DEPOSIT — 23.2%
Bank of America NA	0.180%		08/27/14	10,000	$10,000,000
Bank of America NA	0.180%		09/16/14	5,000	5,000,000
Bank of America NA	0.250%		11/03/14	10,000	10,000,000
Bank of Montreal	0.237%	(c)	06/03/15	3,000	3,000,000
Bank of Nova Scotia	0.393%	(c)	11/10/14	4,000	4,002,605
Bank of Nova Scotia Houston	0.244%	(c)	06/29/15	8,000	8,000,000
Bank of Nova Scotia Houston	0.584%	(c)	09/30/14	4,000	4,003,493
Bank of Tokyo-Mitsubishi UFL Ltd.	0.240%		10/14/14	8,000	8,000,000
BNP Paribas SA	0.210%		08/18/14	5,000	5,000,000
BNP Paribas SA	0.474%	(c)	04/10/15	11,000	11,000,000
Branch Banking & Trust Co.	0.145%		09/29/14	9,000	9,000,000
Branch Banking & Trust Co.	0.150%		07/23/14	9,000	9,000,000
Branch Banking & Trust Co.	0.150%		09/22/14	7,000	7,000,000
Branch Banking & Trust Co.	0.150%		09/26/14	3,000	3,000,000
Canadian Imperial Bank of Commerce	0.223%	(c)	05/06/15	3,000	3,000,000
Canadian Imperial Bank of Commerce	0.363%	(c)	08/11/14	2,000	2,000,357
Citibank NA	0.170%		09/03/14	11,000	11,000,000
Citibank NA	0.230%		08/06/14	5,000	5,000,274
Citibank NA	0.240%		11/04/14	10,000	10,000,000
Credit Agricole SA	0.240%		09/02/14	8,000	8,000,000
Credit Agricole SA	0.330%		10/09/14	9,000	9,000,000
Natixis	0.220%		08/04/14	4,000	4,000,000
Norinchukin Bank (New York Branch)	0.210%		07/31/14	4,000	4,000,000
Norinchukin Bank (New York Branch)	0.210%		09/16/14	2,000	2,000,000
Rabobank Nederland (New York Branch)(g)	0.277%	(c)	04/14/15	9,000	9,000,000
Rabobank Nederland (New York Branch)	0.278%	(c)	05/29/15	3,000	3,000,112
Royal Bank of Canada (New York Branch)	0.232%	(c)	02/12/15	3,000	3,000,000
Royal Bank of Canada (New York Branch)	0.254%	(c)	10/17/14	3,000	3,000,000
Standard Chartered Bank	0.280%		10/27/14	3,000	3,000,000
Standard Chartered Bank	0.282%	(c)	10/16/14	8,000	8,000,000
State Street Bank & Trust Co.	0.201%	(c)	10/08/14	10,000	10,000,000
State Street Bank & Trust Co.	0.230%	(c)	03/12/15	3,000	3,000,000
Sumitomo Mitsui Banking Corp.	0.210%		07/29/14	7,000	7,000,000
Sumitomo Mitsui Banking Corp.	0.260%		10/10/14	8,000	8,000,000
Svenska Handelsbanken AB	0.401%	(c)	12/19/14	10,000	10,008,676
Svenska Handelsbanken AB	0.410%	(c)	10/06/14	11,450	11,456,175
Toronto Dominion Bank (The)	0.222%	(c)	07/28/14	12,000	12,000,000
U.S. Bank National Assoc	0.171%	(c)	12/09/14	6,000	6,000,000
Wells Fargo Bank NA	0.140%		07/14/14	8,000	8,000,000
Wells Fargo Bank NA	0.224%	(c)	03/17/15	5,000	5,000,000
Wells Fargo Bank NA	0.232%	(c)	05/12/15	3,000	3,000,000

					266,471,692

COMMERCIAL PAPER — 19.5%
ABN AMRO Funding USA LLC, 144A(n)	0.250%		08/05/14	3,000	2,999,271
ABN AMRO Funding USA LLC, 144A(n)	0.255%		08/05/14	3,000	2,999,256
ABN AMRO Funding USA LLC, 144A(n)	0.310%		10/08/14	6,000	5,994,885
ABN AMRO Funding USA LLC, 144A(n)	0.320%		11/03/14	6,000	5,993,333
Caisse Centrale Desjardins du Quebec, 144A	0.246%	(c)	10/23/14	10,000	10,000,000
CDP Financial, Inc., 144A(n)	0.160%		08/20/14	4,000	3,999,111
CDP Financial, Inc., 144A(n)	0.160%		09/02/14	1,000	999,720
CDP Financial, Inc., 144A(n)	0.190%		10/06/14	6,000	5,996,928
Commonwealth Bank of Australia, 144A	0.233%	(c)	04/23/15	11,000	11,000,000
CPPIB Capital, Inc., 144A(n)	0.140%		07/21/14	3,000	2,999,767
CPPIB Capital, Inc., 144A(n)	0.140%		07/24/14	2,000	1,999,821
Credit Suisse(n)	0.250%		09/15/14	9,000	8,995,250
DNB Bank ASA, 144A	0.240%	(c)	09/10/14	11,000	11,000,000
DNB Bank ASA, 144A	0.244%	(c)	01/16/15	7,000	7,000,000
General Electric Capital Corp.(n)	0.200%		10/14/14	4,000	3,997,667

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL PAPER (Continued)
HSBC Bank PLC, 144A	0.215%	(c)	01/30/15	7,000	$7,000,000
HSBC Bank PLC, 144A	0.221%	(c)	05/07/15	4,000	4,000,000
HSBC Bank PLC, 144A	0.223%	(c)	02/12/15	4,000	4,000,000
ING U.S. Funding LLC(n)	0.300%		11/20/14	9,000	8,989,350
International Finance Corp.(n)	0.070%		07/25/14	6,000	5,999,720
JPMorgan Securities LLC, 144A	0.351%	(c)	12/16/14	5,000	5,000,000
JPMorgan Securities LLC, 144A	0.354%	(c)	11/18/14	6,000	6,000,000
PNC Bank NA(n)	0.240%		07/07/14	7,000	6,999,720
PNC Bank NA(n)	0.300%		08/25/14	9,000	8,995,875
PNC Bank NA	0.310%		01/16/15	1,000	1,000,000
PSP Capital, Inc., 144A(n)	0.130%		07/07/14	5,000	4,999,892
PSP Capital, Inc., 144A(n)	0.150%		07/16/14	6,000	5,999,625
Schlumberger Investment SA, 144A(n)	0.120%		08/14/14	19,000	18,997,213
Schlumberger Investment SA, 144A(n)	0.130%		07/11/14	4,000	3,999,856
Skandinaviska Enskilda Banken AB, 144A(n)	0.260%		10/14/14	8,000	7,993,933
State Street Corp.(n)	0.140%		08/29/14	4,000	3,999,082
State Street Corp.(n)	0.140%		09/03/14	9,000	8,997,760
Swedbank AB(n)	0.230%		01/05/15	6,000	5,992,793
Swedbank AB(n)	0.255%		10/17/14	7,000	6,994,645
Toyota Motor Credit Corp.(n)	0.140%		07/15/14	6,000	5,999,673
Westpac Banking Corp., 144A	0.233%	(c)	04/29/15	5,000	5,000,000

					222,934,146

OTHER CORPORATE OBLIGATIONS — 8.5%
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	0.498%	(c)	07/28/14	6,850	6,851,651
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	0.377%	(c)	08/27/14	5,000	5,001,613
Commonwealth Bank of Australia, Sr. Unsec’d. Notes	1.950%		03/16/15	1,000	1,011,229
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.152%	(c)	01/14/15	9,960	9,960,289
International Finance Corp., Sr. Unsec’d. Notes, MTN	0.150%	(c)	01/28/15	3,000	3,000,006
JPMorgan Chase & Co.	0.277%	(c)	07/29/14	12,000	12,001,400
MetLife Institutional Funding II, Sec’d. Notes, 144A	0.600%	(c)	01/06/15	3,900	3,907,621
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.391%	(c)	09/19/14	9,000	9,003,550
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.854%	(c)	07/09/14	3,000	3,000,421
Procter & Gamble Co., Sr. Unsec’d. Notes	0.700%		08/15/14	8,000	8,004,941
Royal Bank of Canada, Sr. Unsec’d. Notes, MTN	0.460%	(c)	01/06/15	8,000	8,009,425
Sanofi, Sr. Unsec’d. Notes	1.200%		09/30/14	7,500	7,518,469
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.230%	(c)	10/08/14	8,000	8,000,000
Toyota Motor Credit Corp., Unsec’d. Notes, MTN	0.227%	(c)	01/14/15	5,000	5,000,000
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.508%	(c)	07/20/15	7,000	7,018,748

					97,289,363

REPURCHASE AGREEMENTS(m) — 10.9%
Barclays Capital, Inc., 0.070%, dated 06/25/14,due 07/02/14 in the amount of $15,000,204				15,000	15,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

				Principal Amount (000)#	Value (Note 2)
REPURCHASE AGREEMENTS(m) (Continued)
BNP Paribas Securities, 0.110%, dated 06/30/14,due 07/01/14 in the amount of $70,000,214				70,000	$70,000,000
Goldman Sachs & Co., 0.070%, dated 06/24/14,due 07/01/14 in the amount of $18,000,245				18,000	18,000,000
Goldman Sachs & Co., 0.070%, dated 06/25/14,due 07/02/14 in the amount of $15,000,204				15,000	15,000,000
HSBC Securities (USA), Inc., 0.070%, dated 06/27/14,due 07/03/14 in the amount of $7,000,082				7,000	7,000,000

					125,000,000

	Interest Rate		Maturity Date
TIME DEPOSITS — 1.3%
Australia & New Zealand Banking Group Ltd.(g)	0.250%		07/21/14	7,000	7,000,000
US Bank National Assoc	0.150%		07/01/14	4,301	4,301,000
US Bank National Assoc	0.150%		07/03/14	4,000	4,000,000

					15,301,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.5%
Federal Farm Credit Bank	0.181%	(c)	07/27/15	2,000	2,001,580
Federal Home Loan Bank(n)	0.040%		07/14/14	8,000	7,999,884
Federal Home Loan Bank(n)	0.040%		07/17/14	5,000	4,999,911
Federal Home Loan Bank(n)	0.050%		07/11/14	5,000	4,999,931
Federal Home Loan Bank(n)	0.050%		07/16/14	3,000	2,999,937
Federal Home Loan Bank(n)	0.055%		07/09/14	8,000	7,999,902
Federal Home Loan Bank(n)	0.057%		07/30/14	19,000	18,999,128
Federal Home Loan Bank(n)	0.059%		07/07/14	8,000	7,999,921
Federal Home Loan Bank(n)	0.060%		07/09/14	13,000	12,999,827
Federal Home Loan Bank(n)	0.060%		08/01/14	24,000	23,998,760
Federal Home Loan Bank(n)	0.060%		08/08/14	7,000	6,999,557
Federal Home Loan Bank(n)	0.060%		08/18/14	5,000	4,999,600
Federal Home Loan Bank(n)	0.060%		08/20/14	10,000	9,999,167
Federal Home Loan Bank(n)	0.062%		08/22/14	11,000	10,999,015
Federal Home Loan Bank(n)	0.067%		08/08/14	13,000	12,999,081
Federal Home Loan Bank	0.067%	(c)	08/15/14	16,000	15,998,995
Federal Home Loan Bank(n)	0.070%		08/13/14	5,000	4,999,582
Federal Home Loan Bank(n)	0.070%		09/24/14	5,000	4,999,174
Federal Home Loan Bank(n)	0.071%		09/03/14	27,000	26,996,592
Federal Home Loan Bank(n)	0.080%		07/18/14	5,000	4,999,811
Federal Home Loan Bank(n)	0.080%		08/27/14	4,000	3,999,493
Federal Home Loan Bank(n)	0.088%		09/17/14	11,000	10,997,903
Federal Home Loan Bank(n)	0.089%		09/17/14	11,000	10,997,879
Federal Home Loan Bank	0.092%	(c)	08/12/14	8,000	7,999,954
Federal Home Loan Bank	0.092%	(c)	08/12/14	2,000	1,999,988
Federal Home Loan Bank	0.094%	(c)	11/18/14	3,000	2,999,808
Federal Home Loan Bank	0.096%	(c)	12/08/14	14,000	13,999,842
Federal Home Loan Bank	0.097%	(c)	05/12/15	3,000	2,999,823
Federal Home Loan Bank	0.098%	(c)	08/20/14	15,000	15,000,000
Federal Home Loan Bank	0.100%	(c)	08/19/14	3,000	3,000,000
Federal Home Loan Bank	0.100%	(c)	05/28/15	16,000	15,999,707
Federal Home Loan Bank	0.101%	(c)	04/02/15	6,000	5,999,886
Federal Home Loan Bank	0.102%	(c)	12/12/14	3,000	2,999,876
Federal Home Loan Bank	0.102%	(c)	03/26/15	8,000	8,000,000
Federal Home Loan Bank	0.103%	(c)	02/23/15	5,000	5,000,000
Federal Home Loan Bank	0.104%	(c)	07/10/14	6,000	5,999,992

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	0.104%	(c)	12/18/14	7,000	$6,999,665
Federal Home Loan Bank	0.105%	(c)	12/19/14	7,000	6,999,667
Federal Home Loan Bank	0.111%	(c)	12/09/14	9,000	9,000,000
Federal Home Loan Bank(n)	0.113%		08/06/14	8,000	7,999,096
Federal Home Loan Bank	0.113%	(c)	12/24/15	7,000	6,997,597
Federal Home Loan Bank	0.119%	(c)	08/10/15	7,000	6,999,817
Federal Home Loan Bank	0.120%		08/13/14	7,000	6,999,911
Federal Home Loan Bank	0.120%		08/13/14	4,000	3,999,961
Federal Home Loan Bank	0.126%	(c)	11/18/14	8,000	7,999,846
Federal Home Loan Bank	0.126%	(c)	02/18/15	4,000	4,000,000
Federal Home Loan Mortgage Corp.	0.132%	(c)	10/16/15	3,000	3,000,411
Federal Home Loan Mortgage Corp.	0.144%	(c)	07/17/15	13,000	13,004,190
Federal National Mortgage Assoc	0.121%	(c)	08/05/15	6,000	6,000,698

					406,984,365

U.S. TREASURY OBLIGATION — 0.8%
U.S. Treasury Notes	2.625%		07/31/14	9,000	9,019,199

TOTAL INVESTMENTS — 99.7% (amortized cost $1,142,999,765)					1,142,999,765
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%.					2,977,204

NET ASSETS — 100.0%					$1,145,976,969

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014. (g) Indicates a security that has been deemed illiquid.
(m)	Repurchase agreements are collateralized by FHLMC (coupon rates 3.00% — 7.00%, maturity dates 05/01/34 — 11/01/43), FNMA (coupon rates 3.50% — 5.00%, maturity dates 04/01/29 — 06/01/44), GNMA (coupon rates 3.00% — 7.00%, maturity dates 05/15/27 — 05/20/44), U.S. Treasury Bills (coupon rate 0.00%, maturity dates 08/14/14 — 06/25/15) and U.S. Treasury Note (coupon rate 0.25%, maturity date 07/15/15) the aggregate value, including accrued interest, of $127,501,095. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(n)	Rate shown reflects yield to maturity at purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$266,471,692	$—
Commercial Paper	—	222,934,146	—
Other Corporate Obligations	—	97,289,363	—
Repurchase Agreements	—	125,000,000	—
Time Deposits	—	15,301,000	—
U.S. Government Agency Obligations	—	406,984,365	—
U.S. Treasury Obligation	—	9,019,199	—

Total	$—	$1,142,999,765	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 were as follows:

U.S. Government Agency Obligations	35.5%
Certificates of Deposits	23.2
Commercial Paper	19.5
Repurchase Agreements	10.9
Other Corporate Obligations	8.5
Time Deposits	1.3
U.S. Treasury Obligations	0.8

99.7
Other assets in excess of liabilities	0.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at amortized cost which approximates fair value:
Unaffiliated investments	$1,017,999,765
Repurchase agreements	125,000,000
Cash	990
Receivable for fund share sold	2,811,713
Interest receivable	308,316
Prepaid expenses	17,427

Total Assets	1,146,138,211

LIABILITIES:
Accrued expenses and other liabilities	76,063
Payable for fund share repurchased	47,969
Advisory fees payable	24,258
Distribution fee payable	12,587
Affiliated transfer agent fee payable	365

Total Liabilities	161,242

NET ASSETS	$1,145,976,969

Net assets were comprised of:
Paid-in capital	$1,145,357,592
Retained earnings	619,377

Net assets, June 30, 2014	$1,145,976,969

Net asset value and redemption price per share, $1,145,976,969 / 1,145,380,045 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

INCOME
Interest income	$883,943

EXPENSES
Advisory fees	2,839,595
Distribution fee	600,594
Custodian and accounting fees	90,000
Trustees’ fees	14,000
Audit fee	12,000
Insurance expenses	12,000
Shareholders’ reports	7,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	4,000
Miscellaneous	8,592

Total expenses	3,593,781
Less: advisory fee waivers and/or expense reimbursement	(2,709,838)

Net expenses	883,943

NET INVESTMENT INCOME	—

NET REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions	3,636

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,636

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$—	$—
Net realized gain on investment transactions	3,636	116,066

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,636	116,066

FUND SHARE TRANSACTIONS:
Fund share sold [328,201,096 and 927,718,895 shares, respectively]	328,201,095	927,718,895
Fund share repurchased [410,539,252 and 1,968,256,464 shares, respectively]	(410,539,252)	(1,968,256,463)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(82,338,157)	(1,040,537,568)

TOTAL DECREASE IN NET ASSETS	(82,334,521)	(1,040,421,502)
NET ASSETS:
Beginning of period	1,228,311,490	2,268,732,992

End of period	$1,145,976,969	$1,228,311,490

SEE NOTES TO FINANCIAL STATEMENTS.

A6

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1. General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2014 consisted of 89 separate Portfolios (“Portfolios”). The information presented in these financial statements pertains to the AST Money Market Portfolio (the “Portfolio” or “Money Market”). The investment objective of the Portfolio is high current income and to maintain high levels of liquidity.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

2. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Security Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

B1

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Portfolio’s securities are valued using the amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Portfolio may invest up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Loan Participations: Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Master Netting Arrangements: Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to

B2

set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains and losses with respect to the security.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ partners (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions from the Portfolio are made in cash and are recorded on the ex-dividend date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Portfolios have entered into investment management agreements with AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager”) which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. At June 30, 2014, the Investment Manager has engaged Prudential Investment Management, Inc. (“PIM”) as Subadviser for Money Market.

Advisory Fees and Expense Limitations:    The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rate specified below, using the value of the Portfolio’s average daily net assets. The Investment Manager pays the Subadviser a fee as compensation for advisory services provided to the Portfolio. All amounts paid or payable by the Portfolio to the Investment Manager, under the agreement, are reflected in the Statements of Operations.

B3

	Advisory Fee at June 30, 2014	Effective Advisory Fee
Money Market	0.49% first $300 million;	0.02%*
0.48% on next $200 million;
0.47% on next $250 million;
0.46% on next 2.5 billion;
0.45% on next 2.75 billion;
0.42% on next $4 billion;
0.40% in excess of $10 billion

*	The Investment Manager has voluntarily agreed to limit the advisory fees of the Money Market Portfolio such that the 1-day yield of the Portfolio (without gain or loss) does not fall below 0.00%. The waiver/reimbursement is voluntary and may be modified or terminated by the Investment Manager at any time without notice. During the six months ended June 30, 2014, the Investment Manager has reimbursed the Portfolio as a result of this voluntary agreement in the amount of $2,709,838, 0.45% of the Money Market Portfolio’s average daily net assets.

AST Investment Services, Inc., PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

The Trust has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

5. Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

B4

7. Ownership

As of June 30, 2014, substantially all shares of each Portfolio were owned of record by PALAC, Pruco Life Arizona, PLNJ and PICA on behalf of the owners of the variable insurance products issued by each of these entities.

B5

Financial Highlights

(Unaudited)

	AST Money Market Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net investment income and realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Less Distributions:	—		—	— (b)	— (b)	— (b)	— (b)

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(a)	0.00%		0.00%	0.01%	0.02%	0.03%	0.25%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,146.0		$1,228.3	$2,268.7	$2,717.2	$3,217.9	$2,821.0
Ratios to average net assets:
Expenses After Waivers and/or Expense Reimbursement	0.15	%(c)	0.17%	0.21%	0.18%	0.26%	0.45%
Expenses Before Waivers and/or Expense Reimbursement	0.60	%(c)	0.60%	0.61%	0.62%	0.62%	0.62%
Net investment income	0.00	%(c)	0.00%	0.01%	0.02%	0.02%	0.24%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Less than $0.005 per share.

(c)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Management and Subadvisory Agreements: AST Money Market Portfolio

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust) consists of eleven individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and the AST Money Market Portfolio (the Portfolio), its operations, and performs the various duties imposed on the trustees of the Board (the Trustees) by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS) (collectively, the Manager),and the Portfolio’s subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 18-19, 2014 (the Meeting) and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and the subadviser, which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interest of the Trust, the Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and the subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadviser, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadviser, the Board noted that the Strategic Investment Research Group (SIRG), a business unit of the Manager, is responsible for screening and recommending new subadvisers. Further, SIRG and the Manager monitor and report to the Board on the performance and operations of the Portfolio and the subadviser. The Board also considered that the Manager or its affiliates pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadviser, as well as the Manager’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management individuals responsible for the oversight of the Trust, the Portfolio and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to the Manager’s and the subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and the subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and the subadviser. The Board noted that Prudential Investment Management, Inc. (PIM), which serves as the subadviser to the Portfolio, is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by the Manager and the subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered that information regarding the profitability the Manager included profitability information regarding PIM, which is an affiliate of the Manager. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that, prior to February 2013 the management fee schedule for most of the Portfolios of the Trust did not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board further noted that, in February 2013 the Manager had reduced the management fee that it receives from each Portfolio covered under the newly approved distribution and services (12b-1) plan by amending the Trust’s management agreement to include management fee breakpoints in the fee schedule for each such Portfolio which did not previously have breakpoints in its management fee schedule, and to insert additional management fee breakpoints into the fee schedules for each Portfolio which had preexisting management fee breakpoints. The Board noted that the inclusion of the management fee breakpoints in the Portfolios’ management fee schedules resulted in a reduction in the management fees that otherwise would have been paid during 2013 by each of the Portfolios.

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale on a particular Portfolio or how great they may be.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included fees received by affiliates of the Manager for serving as the Portfolio’s securities lending agent, compensation received by insurance company affiliates of the Manager from the subadviser, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2013.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2013. The Board considered the management fee for the Portfolio as compared to the management fee charged by the Manager to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by the Portfolio and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Lipper Inc., (Lipper) an independent provider of mutual fund data. In certain instances, the Board also considered supplemental data provided by Lipper. The comparisons used by the Board placed the Portfolio in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board noted that the Administrative Services Fee that was in effect through the end of February 2013 had been subject to a tiered Administrative Services Fee waiver, pursuant to which a portion of the 0.10% Administrative Services Fee paid by each Portfolio based on the average daily net assets of each Portfolio was waived, as follows: for a Portfolio’s average daily net assets of $300 million and below: no waiver is applicable; for a Portfolio’s average daily net assets over $300 million up to and including $500 million, the Administrative Services Fee is reduced to 0.08%; for a Portfolio’s average daily net assets over $500 million up to and including $750 million, the Administrative Services Fee is reduced to 0.07%; and for a Portfolio’s average daily net assets over $750 million, the Administrative Services Fee is reduced to 0.06%. The Board noted that, as a result of shareholder approval of a 12b-1 plan for most of the Portfolios of the Trust in February 2013 and the corresponding inclusion of contractual fee breakpoints in the Portfolios’ management fee schedules, the Administrative Services Fee had been discontinued at the end of February 2013.

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Money Market Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•

The Board noted that the Portfolio’s net performance (which reflects the impact of Portfolio fees, expenses and subsidies) in relation to the Peer Universe was in the first quartile for the three-year period and in the second quartile for the one-, five- and ten-year periods.

•

The Board noted that the Manager presently voluntarily waives a portion of its management fee to ensure that the 1-day yield for the Portfolio does not fall below 0.00%. The Board and the Manager agreed to continue the Manager’s existing voluntary yield waiver support.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

©2014 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0248415-00002-00    AST-SAR-F

ADVANCED SERIES TRUST

SEMIANNUAL REPORT • JUNE 30, 2014

Based on the variable annuity contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

AST BlackRock Multi-Asset Income Portfolio
AST FQ Absolute Return Currency Portfolio
AST Franklin Templeton K2 Global Absolute Return Portfolio
AST Goldman Sachs Global Growth Allocation Portfolio
AST Goldman Sachs Strategic Income Portfolio
AST Jennison Global Infrastructure Portfolio
AST Managed Equity Portfolio
AST Managed Fixed-Income Portfolio
AST Prudential Flexible Multi-Strategy Portfolio
AST T. Rowe Price Diversified Real Growth Portfolio

By enrolling in e-Delivery, you’ll gain secure, online access to important contract records while reducing what is delivered to you by mail. It’s also an easy way to keep everything organized. Enroll today!

Individual Annuity Contract Owners - Get started by visiting www.prudentialannuities.com/investor/edelivery and follow the instructions on the screen.

Individual Life Insurance Contract Owners - To receive your reports online, go to www.prudential.com/edelivery, or scan the code below.

Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2014

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST BlackRock Multi-Asset Income Portfolio	A1
	AST FQ Absolute Return Currency Portfolio	A4
	AST Franklin Templeton K2 Global Absolute Return Portfolio	A9
	AST Goldman Sachs Global Growth Allocation Portfolio	A16
	AST Goldman Sachs Strategic Income Portfolio	A21
	AST Jennison Global Infrastructure Portfolio	A39
	AST Managed Equity Portfolio	A43
	AST Managed Fixed-Income Portfolio	A45
	AST Prudential Flexible Multi-Strategy Portfolio	A47
	AST T. Rowe Price Diversified Real Growth Portfolio	A50

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2014

■	DEAR CONTRACT OWNER:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semi-annual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2014

AST BlackRock Multi-Asset Income
Five Largest Holdings	(% of Net Assets	)
iShares iBoxx $ High Yield Corporate Bond ETF	29.6%
iShares International Select Dividend ETF	17.9%
iShares US Preferred Stock ETF	13.9%
iShares Core High Dividend ETF	10.9%
iShares 10+ Year Credit Bond ETF	5.0%

AST Franklin Templeton K2 Global Absolute
Five Largest Holdings	(% of Net Assets	)
Franklin Strategic Series - Franklin Strategic Income Fund (Class R6)	21.2%
iShares Russell 2000 ETF	2.3%
iShares 1-3 Year Treasury Bond Fund ETF	2.1%
Microsoft Corp.	1.2%
Samsung Electronics Co. Ltd. (South Korea)	1.1%

AST Goldman Sachs Global Growth Allocation
Five Largest Holdings	(% of Net Assets	)
Vanguard FTSE Developed Markets ETF	22.5%
AST Goldman Sachs Strategic Income Portfolio	8.8%
Goldman Sachs International Small Cap Fund	6.0%
Goldman Sachs Emerging Markets Equity Insights Fund	5.2%
Goldman Sachs High Yield Floating Rate Fund	4.8%

AST Goldman Sachs Strategic Income
Allocation	(% of Net Assets	)
Foreign Government Bonds	12.1%
Asset-Backed Securities	11.7%
Corporate Bonds	9.2%
U.S. Government Agency Obligations	5.2%
Commercial Mortgage-Backed Securities	4.9%

AST Jennison Global Infrastructure
Five Largest Holdings	(% of Net Assets	)
Targa Resources Corp.	4.5%
Atlantia SpA	3.3%
Groupe Eurotunnel SA	2.7%
Huadian Fuxin Energy Corp. Ltd. (Class H Stock)	2.4%
Phillips 66 Partners LP	2.4%

AST Managed Equity
Five Largest Holdings	(% of Net Assets	)
AST International Value Portfolio	18.0%
AST International Growth Portfolio	18.0%
AST Parametric Emerging Markets Equity Portfolio	11.0%
AST T. Rowe Price Large-Cap Growth Portfolio	9.0%
AST Large-Cap Value Portfolio	9.0%

AST Managed Fixed Income
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	35.1%
AST PIMCO Total Return Bond Portfolio	15.0%
AST Goldman Sachs Strategic Income Portfolio	14.7%
AST Western Asset Emerging Markets Debt Portfolio	10.4%
AST High Yield Portfolio	9.9%

AST Prudential Flexible Multi-Strategy
Five Largest Holdings	(% of Net Assets	)
AST QMA US Equity Alpha Portfolio	36.4%
AST QMA Emerging Markets Equity Portfolio	7.6%
AST High Yield Portfolio	7.1%
AST Global Real Estate Portfolio	7.0%
SPDR S&P 500 ETF Trust	6.8%

AST T. Rowe Price Diversified Real Growth
Five Largest Holdings	(% of Net Assets	)
T. Rowe Price International Funds - Emerging Markets Bond Fund	2.9%
T. Rowe Price Institutional High Yield Fund	2.7%
U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 04/15/17	2.4%
T. Rowe Price Institutional Floating Rate Fund	2.1%
U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 04/15/18	1.6%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2014

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST BlackRock Multi-Asset Income Portfolio	Actual**	$1,000.00	$1,024.00	1.39%	$2.47
	Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
AST FQ Absolute Return Currency Portfolio	Actual**	$1,000.00	$1,009.00	1.22%	$2.15
	Hypothetical	$1,000.00	$1,018.74	1.22%	$6.11
AST Franklin Templeton K2 Global Absolute Return Portfolio	Actual**	$1,000.00	$1,011.00	1.19%	$2.10
	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96
AST Goldman Sachs Global Growth Allocation Portfolio	Actual**	$1,000.00	$1,035.00	1.23%	$2.19
	Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16
AST Goldman Sachs Strategic Income Portfolio	Actual**	$1,000.00	$998.00	0.99%	$1.73
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
AST Jennison Global Infrastructure Portfolio	Actual**	$1,000.00	$1,113.00	1.26%	$2.33
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31
AST Managed Equity Portfolio	Actual**	$1,000.00	$1,049.00	1.25%	$2.25
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
AST Managed Fixed-Income Portfolio	Actual**	$1,000.00	$1,016.00	1.25%	$2.21
	Hypothetical	$1,000.00	$1,018.25	1.25%	$6.26
AST Prudential Flexible Multi-Strategy Portfolio	Actual**	$1,000.00	$1,041.00	1.52%	$2.72
	Hypothetical	$1,000.00	$1,017.26	1.52%	$7.60
AST T. Rowe Price Diversified Real Growth Portfolio	Actual**	$1,000.00	$1,049.00	1.06%	$1.90
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2014, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** “Actual” expenses are calculated using the 64 day period ended June 30, 2014 due to the Portfolio’s inception date of April 28, 2014.

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.1%
EXCHANGE TRADED FUNDS	Shares	Value (Note 2)
Alerian MLP ETF	9,144	$173,736
iShares 10+ Year Credit Bond ETF	4,758	288,049
iShares 1-3 Year Credit Bond ETF	2,712	286,604
iShares CMBS ETF	5,554	287,197
iShares Core High Dividend ETF	8,352	629,824
iShares Emerging Markets Dividend ETF	3,536	172,097
iShares Europe ETF	3,530	171,452
iShares iBoxx $ High Yield Corporate Bond ETF	18,022	1,715,694
iShares Intermediate Credit Bond ETF	1,561	171,991
iShares International Select Dividend ETF	25,960	1,035,545
iShares US Preferred Stock ETF	20,161	804,626

TOTAL LONG-TERM INVESTMENTS (cost $5,663,873)		5,736,815

SHORT-TERM INVESTMENT — 2.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $134,016)(w)(Note 4)	134,016	134,016

TOTAL INVESTMENTS — 101.4% (cost $5,797,889)		5,870,831
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(83,105)

NET ASSETS — 100.0%		$5,787,726

The following abbreviations are used in the Portfolio descriptions:

CMBS	Commercial Mortgage-Backed Securities
ETF	Exchange Traded Fund
iBoxx	Bond Market Indices

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$5,736,815	$—	$—
Affiliated Money Market Mutual Fund	134,016	—	—

Total	$5,870,831	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Exchange Traded Funds	99.1%
Affiliated Money Market Mutual Fund	2.3

101.4
Liabilities in excess of other assets	(1.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Unaffiliated investments (cost $5,663,873)	$5,736,815
Affiliated investments (cost $134,016)	134,016
Receivable for fund share sold	154,770
Dividends receivable	28,370
Due from advisor	2,563

Total Assets	6,056,534

LIABILITIES:
Payable for investments purchased	244,075
Accrued expenses and other liabilities	24,303
Affiliated transfer agent fee payable	365
Distribution fee payable	62
Payable for fund share repurchased	3

Total Liabilities	268,808

NET ASSETS	$5,787,726

Net assets were comprised of:
Paid-in capital	$5,661,344
Retained earnings	126,382

Net assets, June 30, 2014	$5,787,726

Net asset value and redemption price per share, $5,787,726 / 565,020 outstanding shares of beneficial interest	$10.24

STATEMENT OF OPERATIONS

(Unaudited)

For the Period April 28, 2014* through June 30, 2014

INCOME
Unaffiliated dividend income	$59,902
Affiliated dividend income	72

59,974

EXPENSES
Advisory fees	8,662
Distribution fee	921
Custodian and accounting fees	16,000
Audit fee	7,000
Trustees’ fees	2,000
Legal fees and expenses	2,000
Shareholders’ reports	2,000
Transfer agent’s fees and expenses (including affiliated expense of $400)	2,000
Miscellaneous	1,995

Total expenses	42,578
Less: advisory fee waivers and/or expense Reimbursement	(36,044)

Net expenses	6,534

NET INVESTMENT INCOME	53,440

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net change in unrealized appreciation (depreciation) on Investments	72,942

NET GAIN ON INVESTMENTS	72,942

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$126,382

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

April 28, 2014* through June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$53,440
Net change in unrealized appreciation (depreciation) on investments	72,942

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	126,382

FUND SHARE TRANSACTIONS:
Fund share sold [577,164 shares]	5,785,477
Fund share repurchased [12,144 shares]	(124,133)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	5,661,344

TOTAL INCREASE IN NET ASSETS	5,787,726
NET ASSETS:
Beginning of period	—

End of period	$5,787,726

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SHORT-TERM INVESTMENTS — 102.0%
	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 12.1%
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $613,485)(w)(Note 4)	613,485	$613,485

Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN GOVERNMENT BOND(n) — 18.8%
Australia Government Bond, Sr. Unsec’d. Notes (cost $932,411)
2.506%	10/21/14	AUD	1,000	948,788

FOREIGN TREASURY OBLIGATIONS(n) — 41.5%
Canadian Treasury Bills
0.950%	10/09/14	CAD	500	467,363
Dutch Treasury Certificate
0.128%	10/31/14	EUR	400	547,846
French Discount Treasury Bills
0.100%	10/02/14	EUR	290	397,078
German Treasury Bills
0.102%	10/15/14	EUR	500	684,527

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $2,095,237)				2,096,814

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATION(n) — 29.6%
U.S. Treasury Bills (cost $1,499,834)
0.038%	10/23/14	1,500	$1,499,822

TOTAL SHORT-TERM INVESTMENTS (cost $5,140,967)			5,158,909

TOTAL INVESTMENTS — 102.0% (cost $5,140,967)			5,158,909
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (2.0)%			(103,539)

NET ASSETS — 100.0%			$5,055,370

The following abbreviations are used in the Portfolio descriptions:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/17/14	Barclays Capital Group	AUD	192	$179,422	$179,772	$350
Expiring 09/17/14	Barclays Capital Group	AUD	142	131,922	132,781	859
British Pound,
Expiring 09/17/14	Barclays Capital Group	GBP	1,068	1,791,592	1,825,661	34,069
Expiring 09/17/14	Barclays Capital Group	GBP	28	46,515	47,434	919
Canadian Dollar,
Expiring 09/17/14	Barclays Capital Group	CAD	325	302,175	303,536	1,361
Expiring 09/17/14	Barclays Capital Group	CAD	282	263,220	263,450	230
Expiring 09/17/14	Barclays Capital Group	CAD	276	253,610	257,976	4,366
Expiring 09/17/14	Barclays Capital Group	CAD	234	215,317	219,029	3,712
Expiring 09/17/14	Barclays Capital Group	CAD	210	192,492	196,581	4,089
Expiring 09/17/14	Barclays Capital Group	CAD	126	115,512	117,686	2,174
Japanese Yen,
Expiring 09/17/14	Barclays Capital Group	JPY	518,631	5,076,789	5,122,469	45,680
New Zealand Dollar,
Expiring 09/17/14	Barclays Capital Group	NZD	877	739,755	761,950	22,195
Norwegian Krone,
Expiring 09/17/14	Barclays Capital Group	NOK	16,186	2,705,812	2,630,642	(75,170)
Expiring 09/17/14	Barclays Capital Group	NOK	1,926	314,262	313,034	(1,228)
Expiring 09/17/14	Barclays Capital Group	NOK	845	137,548	137,398	(150)
Singapore Dollar,
Expiring 09/17/14	Barclays Capital Group	SGD	284	226,761	227,958	1,197
Expiring 09/17/14	Barclays Capital Group	SGD	249	199,049	199,305	256
Expiring 09/17/14	Barclays Capital Group	SGD	137	109,432	109,757	325
Expiring 09/17/14	Barclays Capital Group	SGD	89	71,563	71,654	91
Swedish Krona,
Expiring 09/17/14	Barclays Capital Group	SEK	1,770	266,469	264,633	(1,836)
Expiring 09/17/14	Barclays Capital Group	SEK	1,632	243,220	244,074	854
Expiring 09/17/14	Barclays Capital Group	SEK	1,228	184,183	183,581	(602)
Swiss Franc,
Expiring 09/17/14	Barclays Capital Group	CHF	40	44,878	45,092	214

				$13,811,498	$13,855,453	$43,955

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/17/14	Barclays Capital Group	AUD	1,252	$1,163,835	$1,173,558	$(9,723)
Canadian Dollar,
Expiring 09/17/14	Barclays Capital Group	CAD	1,884	1,724,237	1,761,850	(37,613)
Euro,
Expiring 09/17/14	Barclays Capital Group	EUR	737	1,001,537	1,008,939	(7,402)
Expiring 09/17/14	Barclays Capital Group	EUR	392	534,282	537,515	(3,233)
Expiring 09/17/14	Barclays Capital Group	EUR	305	414,834	417,382	(2,548)
Expiring 09/17/14	Barclays Capital Group	EUR	296	401,194	405,154	(3,960)
Expiring 09/17/14	Barclays Capital Group	EUR	263	358,126	359,712	(1,586)
Expiring 09/17/14	Barclays Capital Group	EUR	192	261,086	263,377	(2,291)
Expiring 09/17/14	Barclays Capital Group	EUR	126	171,114	173,167	(2,053)
Expiring 09/17/14	Barclays Capital Group	EUR	122	165,959	166,777	(818)
Japanese Yen,
Expiring 09/17/14	Barclays Capital Group	JPY	2,026	19,867	20,010	(143)
New Zealand Dollar,
Expiring 09/17/14	Barclays Capital Group	NZD	385	332,766	334,870	(2,104)
Expiring 09/17/14	Barclays Capital Group	NZD	191	163,929	165,924	(1,995)
Expiring 09/17/14	Barclays Capital Group	NZD	180	154,878	156,597	(1,719)
Expiring 09/17/14	Barclays Capital Group	NZD	157	132,749	136,080	(3,331)

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
New Zealand Dollar (continued),
Expiring 09/17/14	Barclays Capital Group	NZD	156	$135,963	$135,788	$175
Norwegian Krone,
Expiring 09/17/14	Barclays Capital Group	NOK	2,218	369,000	360,466	8,534
Expiring 09/17/14	Barclays Capital Group	NOK	1,056	175,299	171,624	3,675
Expiring 09/17/14	Barclays Capital Group	NOK	483	80,170	78,418	1,752
Singapore Dollar,
Expiring 09/17/14	Barclays Capital Group	SGD	3,403	2,721,847	2,729,544	(7,697)
Swedish Krona,
Expiring 09/17/14	Barclays Capital Group	SEK	31,219	4,668,278	4,668,568	(290)
Expiring 09/17/14	Barclays Capital Group	SEK	679	100,766	101,579	(813)
Swiss Franc,
Expiring 09/17/14	Barclays Capital Group	CHF	4,497	5,008,804	5,074,639	(65,835)
Expiring 09/17/14	Barclays Capital Group	CHF	88	98,920	99,533	(613)

				$20,359,440	$20,501,071	$(141,631)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Money Market Mutual Fund	$613,485	$—	$—
Foreign Government Bond	—	948,788	—
Foreign Treasury Obligations	—	2,096,814	—
U.S. Treasury Obligation	—	1,499,822	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(97,676)	—

Total	$613,485	$4,447,748	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Foreign Treasury Obligations	41.5%
U.S. Treasury Obligations	29.6
Foreign Government Bonds	18.8

Affiliated Money Market Mutual Fund	12.1%

102.0
Liabilities in excess of other assets	(2.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments is foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$137,077	Unrealized depreciation on foreign currency forward contracts	$234,753

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(1)
Foreign exchange contracts	$126,270

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(2)
Foreign exchange contracts	$(97,676)

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Portfolio.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Barclays Capital Group	$137,077	$(137,077)	$—	$—

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Barclays Capital Group	$(234,753)	$137,077	$—	$(97,676)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Unaffiliated investments (cost $4,527,482)	$4,545,424
Affiliated investments (cost $613,485)	613,485
Foreign currency, at value (cost $6,816)	6,869
Unrealized appreciation on foreign currency forward contracts	137,077
Dividends and interest receivable	8,302

Total Assets	5,311,157

LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	234,753
Accrued expenses and other liabilities	19,877
Advisory fees payable	736
Affiliated transfer agent fee payable	365
Distribution fee payable	56

Total Liabilities	255,787

NET ASSETS	$5,055,370

Net assets were comprised of:
Paid-in capital	$5,010,753
Retained earnings	44,617

Net assets, June 30, 2014	$5,055,370

Net asset value and redemption price per share, $5,055,370 / 501,054 outstanding shares of beneficial interest	$10.09

STATEMENT OF OPERATIONS

(Unaudited)

For the Period April 28, 2014* through June 30, 2014

INCOME
Interest income	$5,011
Affiliated dividend income	183

5,194

EXPENSES
Advisory fees	8,821
Distribution fee	891
Custodian and accounting fees	10,000
Audit fee	7,000
Trustees’ fees	2,000
Legal fees and expenses	2,000
Shareholders’ reports	2,000
Transfer agent’s fees and expenses (including affiliated expense of $400)	2,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	2,555

Total expenses	38,267
Less: advisory fee waivers and/or expense reimbursement	(27,397)

Net expenses	10,870

NET INVESTMENT LOSS	(5,676)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Foreign currency transactions	129,874
Net change in unrealized appreciation (depreciation) on:
Investments	17,942
Foreign currencies	(97,523)

(79,581)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	50,293

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,617

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

April 28, 2014* through June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(5,676)
Net realized gain on investment and foreign currency transactions	129,874
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(79,581)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	44,617

FUND SHARE TRANSACTIONS:
Fund share sold [501,055 shares]	5,010,767
Fund share repurchased [1 share]	(14)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	5,010,753

TOTAL INCREASE IN NET ASSETS	5,055,370
NET ASSETS:
Beginning of period	—

End of period	$5,055,370

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 71.9%		Value (Note 2)
COMMON STOCKS — 42.9%	Shares
Canada — 0.7%
Talisman Energy, Inc.	3,500	$36,999

China — 1.2%
China Mobile Ltd.	1,000	9,713
China Shenhua Energy Co. Ltd. (Class H Stock)	7,000	20,221
China Telecom Corp. Ltd., ADR	282	13,804
Kunlun Energy Co. Ltd.	12,000	19,783

		63,521

Denmark — 0.4%
FLSmidth & Co. A/S	350	19,543

France — 3.6%
AXA SA	1,220	29,150
BNP Paribas SA	500	33,979
Cie Generale des Etablissements Michelin	200	23,880
Credit Agricole SA	1,630	23,014
Sanofi	360	38,264
Total SA	550	39,792

		188,079

Germany — 2.7%
Deutsche Lufthansa AG	2,010	43,149
Merck KGaA	300	26,015
Metro AG*	320	13,926
Muenchener Rueckversicherungs AG	100	22,145
Siemens AG	280	36,970

		142,205

Ireland — 0.6%
CRH PLC*	1,330	34,071

Israel — 0.8%
Teva Pharmaceutical Industries Ltd., ADR	756	39,630

Italy — 1.2%
Eni SpA	1,002	27,404
UniCredit SpA	4,285	35,828

		63,232

Japan — 1.5%
Konica Minolta, Inc.	1,400	13,838
Nissan Motor Co. Ltd.	3,600	34,090
Toyota Motor Corp.	500	29,936

		77,864

Netherlands — 2.1%
Akzo Nobel NV	500	37,490
Fugro NV, CVA	314	17,956
ING Groep NV, CVA*	1,860	26,100
Royal Dutch Shell PLC (Class B Stock)	620	26,945

		108,491

Portugal — 0.6%
Galp Energia SGPS SA	1,840	33,726

Russia — 0.9%
Lukoil OAO, ADR	220	13,160
MMC Norilsk Nickel OJSC, ADR	1,062	21,144
Mobile Telesystems OJSC, ADR	793	15,654

		49,958

COMMON STOCKS (continued)	Shares	Value (Note 2)
Singapore — 0.8%
DBS Group Holdings Ltd.	1,000	$13,450
Singapore Telecommunications Ltd.	10,000	30,907

		44,357

South Korea — 2.1%
KB Financial Group, Inc., ADR	739	25,688
POSCO	90	26,894
Samsung Electronics Co. Ltd.	45	58,768

		111,350

Spain — 0.8%
Telefonica SA	2,311	39,675

Sweden — 0.9%
Getinge AB (Class B Stock)	880	23,043
Telefonaktiebolaget LM Ericsson (Class B Stock)	2,120	25,611

		48,654

Switzerland — 1.9%
Credit Suisse Group AG*	1,230	34,981
Roche Holding AG	120	35,755
Swiss Re AG*	300	26,675

		97,411

Thailand — 0.1%
Bangkok Bank PCL	1,000	5,947

Turkey — 0.5%
Turkcell Iletisim Hizmetleri A/S, ADR*	1,841	28,720

United Kingdom — 4.3%
Aviva PLC	3,740	32,631
BAE Systems PLC	1,870	13,851
BP PLC	3,120	27,474
GlaxoSmithKline PLC	1,370	36,476
HSBC Holdings PLC	2,400	24,407
Kingfisher PLC	4,640	28,484
Serco Group PLC	3,091	19,335
Tesco PLC	3,760	18,274
Vodafone Group PLC	6,910	23,095

		224,027

United States — 15.2%
American International Group, Inc.	620	33,840
Amgen, Inc.	340	40,246
Baker Hughes, Inc.	390	29,036
Best Buy Co., Inc.	260	8,063
Chevron Corp.	200	26,110
Cisco Systems, Inc.	1,380	34,293
Citigroup, Inc.	840	39,564
Comcast Corp. (Special Class A Stock)	770	41,064
CVS Caremark Corp.	340	25,626
FedEx Corp.	90	13,624
Flextronics International Ltd.*	2,050	22,693
Forest Laboratories, Inc.*	280	27,720
Halliburton Co.	250	17,753
Hewlett-Packard Co.	1,200	40,416
JPMorgan Chase & Co.	450	25,929
Medtronic, Inc.	650	41,444
Merck & Co., Inc.	660	38,181
Microsoft Corp.	1,520	63,384
Morgan Stanley	1,030	33,300

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Navistar International Corp.*	860	$32,233
News Corp. (Class A Stock)*	740	13,276
Pfizer, Inc.	1,240	36,803
QIAGEN NV*	590	14,269
SunTrust Banks, Inc.	660	26,440
Target Corp	200	11,590
Twenty-First Century Fox, Inc. (Class A Stock)	580	20,387
United Parcel Service, Inc. (Class B Stock)	260	26,692
Walt Disney Co. (The)	160	13,718

		797,694

TOTAL COMMON STOCKS (cost $2,232,131)		2,255,154

EXCHANGE TRADED FUNDS — 7.3%
iShares 1-3 Year Treasury Bond ETF	1,289	108,998
iShares 7-10 Year Treasury Bond ETF	240	24,859
iShares MSCI Emerging Markets ETF	1,029	44,483
iShares Russell 2000 ETF	1,005	119,404
PowerShares DB US Dollar Index Bullish Fund*	2,134	45,369
SPDR S&P 500 ETF Trust	198	38,752

TOTAL EXCHANGE TRADED FUNDS (cost $373,080)		381,865

PREFERRED STOCK — 0.5%
Brazil — 0.5%
Petroleo Brasileiro SA (PRFC), ADR (cost $27,147)	1,782	27,870

UNAFFILIATED MUTUAL FUND — 21.2%
Franklin Strategic Series – Franklin Strategic Income Fund (Class R6) (cost $1,107,432)	104,473	1,116,815

TOTAL LONG-TERM INVESTMENTS (cost $3,739,790)		3,781,704

SHORT-TERM INVESTMENT — 27.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,464,328)(w)(Note 4)	1,464,328	1,464,328

TOTAL INVESTMENTS — 99.7% (cost $5,204,118)		5,246,032
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 0.3%		16,174

NET ASSETS — 100.0%		$5,262,206

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depository Receipts
STOXX	Stock Index of Eurozone

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
2	10 Year U.S. Treasury Notes	Sep. 2014	$250,875	$250,344	$(531)
3	Euro STOXX 50	Sep. 2014	135,218	132,767	(2,451)
2	S&P 500 E-Mini	Sep. 2014	193,538	195,240	1,702
1	U.S. Dollar Index	Sep. 2014	80,880	79,811	(1,069)

					(2,349)

Short Positions:
5	2 Year U.S.Treasury Notes	Sep. 2014	1,098,828	1,097,969	859
4	Mini MSCI Emerging Markets Index	Sep. 2014	208,050	208,140	(90)
					769

					$(1,580)

(1)	Cash of $33,057 has been segregated with JPMorgan Chase to cover requirements for open contracts at June 30, 2014.

Total return swap agreements outstanding at June 30, 2014:

Counterparty	Termination Date	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital Group	10/31/14	1		Receive total return on Barclays Cross Asset Trend Index and pay fixed rate of 0.55%	$1,444	$—	$1,444
Barclays Capital Group	10/31/14	1		Receive total return on Barclays TrendStar+ Index and pay fixed rate of 0.70%	2,192	—	2,192
				Pay or receive amounts based on the market value fluctuation of the JP Morgan Divimont Europe Index
JPMorgan Chase	10/31/14	—	(r)	Receive total return on Morgan Stanley Systematic Volatility Index	(833)	—	(833)
Morgan Stanley	10/31/14	—	(r)	and pay fixed rate of 0.75%	(2,392)	—	(2,392)

					$411	$—	$411

(r)	Less than $500 par.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Canada	$36,999	$—	$—
China	13,804	49,717	—
Denmark	—	19,543	—
France	—	188,079	—
Germany	—	142,205	—
Ireland	—	34,071	—
Israel	39,630	—	—
Italy	—	63,232	—
Japan	—	77,864	—
Netherlands	—	108,491	—
Portugal	—	33,726	—
Russia	49,958	—	—
Singapore	—	44,357	—
South Korea	25,688	85,662	—
Spain	—	39,675	—
Sweden	—	48,654	—
Switzerland	—	97,411	—
Thailand	—	5,947	—
Turkey	28,720	—	—
United Kingdom	19,335	204,692	—
United States	783,425	14,269	—
Exchange Traded Funds	381,865	—	—
Preferred Stocks:
Brazil	27,870	—	—
Unaffiliated Mutual Fund	1,116,815	—	—
Affiliated Money Market Mutual Fund	1,464,328	—	—
Other Financial Instruments*
Futures	(1,580)	—	—
Total Return Swaps	—	411	—

Total	$3,986,857	$1,258,006	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund	27.8%
Unaffiliated Mutual Fund	21.2
Exchange Traded Funds	7.3
Oil, Gas & Consumable Fuels	5.7
Pharmaceuticals	5.3
Banks	4.8
Insurance	2.7
Media	1.7
Diversified Telecommunication Services	1.6
Wireless Telecommunication Services	1.5
Capital Markets	1.3
Energy Equipment & Services	1.2
Health Care Equipment & Supplies	1.2
Automobiles	1.2
Software	1.2
Communications Equipment	1.1
Semiconductors & Semiconductor Equipment	1.1
Food & Staples Retailing	1.1
Technology Hardware, Storage & Peripherals	1.0
Metals & Mining	0.9
Airlines	0.8

Air Freight & Logistics	0.8%
Biotechnology	0.8
Chemicals	0.7
Industrial Conglomerates	0.7
Specialty Retail	0.7
Construction Materials	0.7
Machinery	0.6
Diversified Financial Services	0.5
Auto Components	0.5
Electronic Equipment, Instruments & Components	0.4
Construction & Engineering	0.4
Commercial Services & Supplies	0.4
Life Sciences Tools & Services	0.3
Aerospace & Defense	0.3
Multiline Retail	0.2

99.7
Other assets in excess of liabilities	0.3

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest rate contracts	Due from broker — variation margin	$859	*	Due from broker — variation margin	$531	*
Foreign exchange contracts	—	—		Due from broker — variation margin	1,069	*
Equity contracts	Unrealized appreciation on over-the-counter swap agreements	3,636		Unrealized depreciation on over-the-counter swap agreements	3,225
Equity contracts	Due from broker — variation margin	1,702	*	Due from broker — variation margin	2,541	*

Total		$6,197			$7,366

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward Currency Contracts(1)	Total
Interest rate contracts	$660	$—	$—	$660
Foreign exchange contracts	—	—	137	137
Equity contracts	(4,802)	1,239	—	(3,563)

Total	$(4,142)	$1,239	$137	$(2,766)

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$328	$—	$328
Foreign exchange contracts	(1,069)	—	(1,069)
Equity contracts	(839)	411	(428)

Total	$(1,580)	$411	$(1,169)

(1)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Portfolio.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Barclays Capital Group	$3,636	$—	$—	$3,636
JPMorgan Chase.	—	—	—	—
Morgan Stanley	—	—	—	—

$3,636

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Barclays Capital Group	$—	$—	$—	$—
JPMorgan Chase	(833)	—	—	(833)
Morgan Stanley	(2,392)	—	—	(2,392)

	$(3,225)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Unaffiliated investments (cost $3,739,790)	$3,781,704
Affiliated investments (cost $1,464,328)	1,464,328
Cash	724
Foreign currency, at value (cost $1,370)	1,379
Deposit with broker	33,057
Receivable for fund share sold	10,858
Dividends receivable	6,829
Receivable for investments sold	3,652
Unrealized appreciation on over-the-counter swap agreements	3,636
Tax reclaim receivable	1,204
Due from advisor	857
Due from broker—variation margin	693

Total Assets	5,308,921

LIABILITIES:
Payable for investments purchased	22,747
Accrued expenses and other liabilities	20,321
Unrealized depreciation on over-the-counter swap agreements	3,225
Affiliated transfer agent fee payable	365
Distribution fee payable	57

Total Liabilities	46,715

NET ASSETS	$5,262,206

Net assets were comprised of:
Paid-in capital	$5,205,462
Retained earnings	56,744

Net assets, June 30, 2014	$5,262,206

Net asset value and redemption price per share, $5,262,206 / 520,392 outstanding shares of beneficial interest	$10.11

STATEMENT OF OPERATIONS

(Unaudited)

For the Period April 28, 2014* through June 30, 2014

INCOME
Unaffiliated dividend income (net of $2,214 foreign withholding tax)	$28,207
Affiliated dividend income	416

28,623

EXPENSES
Advisory fees	8,445
Distribution fee	898
Custodian and accounting fees	11,000
Audit fee	10,000
Trustees’ fees	2,000
Legal fees and expenses	2,000
Shareholders’ reports	2,000
Transfer agent’s fees and expenses (including affiliated expense of $400)	2,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	108

Total expenses	39,451
Less: advisory fee waivers and/or expense reimbursement	(29,914)

Net expenses	9,537

NET INVESTMENT INCOME	19,086

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	2,961
Futures transactions	(4,142)
Swap agreements transactions	1,239
Foreign currency transactions	(3,154)

(3,096)

Net change in unrealized appreciation (depreciation) on:
Investments	41,914
Futures	(1,580)
Swap agreements	411
Foreign currencies	9

40,754

NET GAIN ON INVESTMENTS	37,658

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,744

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

April 28, 2014* through June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$19,086
Net realized loss on investment and foreign currency transactions	(3,096)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	40,754

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	56,744

FUND SHARE TRANSACTIONS:
Fund share sold [525,966 shares]	5,261,745
Fund share repurchased [5,574 shares]	(56,283)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	5,205,462

TOTAL INCREASE IN NET ASSETS	5,262,206
NET ASSETS:
Beginning of period	—

End of period	$5,262,206

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 66.3%
AFFILIATED MUTUAL FUND — 8.8%	Shares	Value (Note 2)
AST Goldman Sachs Strategic Income Portfolio* (cost $495,837)	49,561	$494,618

EXCHANGE TRADED FUNDS — 27.1%
iShares Global Infrastructure ETF	1,074	47,610
Vanguard FTSE Developed Markets ETF	29,832	1,270,545
Vanguard FTSE Emerging Markets ETF	4,943	213,192

TOTAL EXCHANGE TRADED FUNDS (cost $1,487,310)		1,531,347

UNAFFILIATED MUTUAL FUNDS — 30.4%
Goldman Sachs Absolute Return Tracker Fund (Institutional Shares)	12,136	115,413
Goldman Sachs Commodity Strategy Fund (Institutional Shares)	15,385	91,846
Goldman Sachs Core Fixed Income Fund (Institutional Shares)	14,327	151,289
Goldman Sachs Emerging Markets Debt Fund (Institutional Shares)	4,016	51,566
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Shares)	32,429	296,079
Goldman Sachs Fixed Income Macro Strategies Fund (Institutional Shares)	6,384	62,436
Goldman Sachs High Yield Floating Rate Fund (Institutional Shares)	26,958	272,010
Goldman Sachs High Yield Fund (Institutional Shares)	28,086	204,746
Goldman Sachs International Small Cap Fund (Institutional Shares)	16,272	341,065
Goldman Sachs Local Emerging Markets Debt Fund (Institutional Shares)	5,952	51,429
Goldman Sachs Managed Futures Strategy Fund (Institutional Shares)*	7,804	76,015

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $1,669,812)		1,713,894

TOTAL LONG-TERM INVESTMENTS (cost $3,652,959)		3,739,859

SHORT-TERM INVESTMENT — 32.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,840,011)(w)(Note 4)	1,840,011	1,840,011

TOTAL INVESTMENTS — 98.9% (cost $5,492,970)		5,579,870
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 1.1%		61,317

NET ASSETS — 100.0%		$5,641,187

The following abbreviations are used in the Portfolio descriptions:

ETF	Exchange Traded Fund
FTSE	Financial Times Stock Exchange
AUD	Australian Dollars
CHF	Swiss Franc
EUR	Euro

GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation(1)
Long Positions:
3	Russell 2000 Mini Index	Sep. 2014	$349,860	$357,090	$7,230
14	S&P 500 E-Mini	Sep. 2014	1,346,240	1,366,680	20,440

					$27,670

(1)	Cash of $83,435 has been segregated with Barclays Capital Group to cover requirements for open contracts at June 30, 2014.

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 09/17/14	Deutsche Bank AG	AUD	140	$129,785	$131,260	$(1,475)
Expiring 09/17/14	Morgan Stanley	AUD	10	9,361	9,375	(14)
British Pound, Expiring 09/17/14	Bank of New York Mellon	GBP	205	344,011	350,604	(6,593)
Expiring 09/17/14	Morgan Stanley	GBP	20	34,027	34,205	(178)
Euro, Expiring 09/17/14	Bank of New York Mellon	EUR	360	491,111	493,096	(1,985)
Expiring 09/17/14	Morgan Stanley	EUR	50	68,038	68,486	(448)
Israeli Shekel, Expiring 09/17/14	Societe Generale	ILS	40	11,554	11,652	(98)
Japanese Yen, Expiring 09/17/14	Morgan Stanley	JPY	31,000	302,379	306,185	(3,806)
Expiring 09/17/14	Morgan Stanley	JPY	5,000	49,091	49,384	(293)
Norwegian Krone, Expiring 09/17/14	Deutsche Bank AG	NOK	100	16,747	16,253	494
Singapore Dollar, Expiring 09/17/14	Deutsche Bank AG	SGD	30	23,974	24,061	(87)
Swedish Krona, Expiring 09/17/14	Deutsche Bank AG	SEK	375	56,480	56,079	401
Swiss Franc, Expiring 09/17/14	Deutsche Bank AG	CHF	130	145,552	146,694	(1,142)
Expiring 09/17/14	Morgan Stanley	CHF	10	11,192	11,284	(92)

				$1,693,302	$1,708,618	$(15,316)

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Affiliated Mutual Fund	$494,618	$—	$—
Exchange Traded Funds	1,531,347	—	—
Unaffiliated Mutual Funds	1,713,894	—	—
Affiliated Money Market Mutual Fund	1,840,011	—	—
Other Financial Instruments*
Futures	27,670	—	—
Foreign Forward Currency Contracts	—	(15,316)	—

Total	$5,607,540	$(15,316)	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund	32.6%
Unaffiliated Mutual Funds	30.4
Exchange Traded Funds	27.1

Affiliated Mutual Funds	8.8%

98.9
Other assets in excess of Liabilities	1.1

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$895		Unrealized depreciation on foreign currency forward contracts	$16,211
Equity contracts	Due from broker — variation margin	27,670	*	—	—

Total		$28,565			$16,211

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(1)	Total
Foreign exchange contracts	$—	$9,505	$9,505
Equity contracts	54,377	—	54,377

Total	$54,377	$9,505	$63,882

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(2)	Total
Foreign exchange contracts	$—	$(15,316)	$(15,316)
Equity contracts	27,670	—	27,670

Total	$27,670	$(15,316)	$12,354

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Portfolio.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Bank of New York Mellon	$—	$—	$—	$—
Deutsche Bank AG	895	(895)	—	—
Morgan Stanley	—	—	—	—
Societe Generale	—	—	—	—

$895

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Bank of New York Mellon	$(8,578)	$—	$—	$(8,578)
Deutsche Bank AG	(2,704)	895	—	(1,809)
Morgan Stanley	(4,831)	—	—	(4,831)
Societe Generale	(98)	—	—	(98)

	$(16,211)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Unaffiliated investments (cost $3,157,122)	$3,245,241
Affiliated investments (cost $2,335,848)	2,334,629
Deposit with broker	83,435
Dividends and interest receivable	5,073
Receivable for fund share sold	3,288
Due from broker—variation margin	2,770
Due from advisor	1,096
Unrealized appreciation on foreign currency forward contracts	895

Total Assets	5,676,427

LIABILITIES:
Accrued expenses and other liabilities	18,601
Unrealized depreciation on foreign currency forward contracts	16,211
Affiliated transfer agent fee payable	365
Distribution fee payable	57
Payable for fund share repurchased	6

Total Liabilities	35,240

NET ASSETS	$5,641,187

Net assets were comprised of:
Paid-in capital	$5,462,946
Retained earnings	178,241

Net assets, June 30, 2014	$5,641,187

Net asset value and redemption price per share, $5,641,187 / 545,296 outstanding shares of beneficial interest	$10.35

STATEMENT OF OPERATIONS

(Unaudited)

For the Period April 28, 2014* through June 30, 2014

INCOME
Unaffiliated dividend income	$22,266
Affiliated dividend income	444
Interest income	7

22,717

EXPENSES
Advisory fees	8,718
Distribution fee	928
Audit fee	10,000
Custodian and accounting fees	8,000
Trustees’ fees	3,000
Legal fees and expenses	2,000
Shareholders’ reports	1,000
Transfer agent’s fees and expenses (including affiliated expense of $400)	1,000
Miscellaneous	2,278

Total expenses	36,924
Less: advisory fee waivers and/or expense reimbursement	(29,236)
Less: distribution fee waiver	(76)

Net expenses	7,612

NET INVESTMENT INCOME	15,105

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Futures transactions	54,377
Foreign currency transactions	9,505

63,882

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(1,219))	86,900
Futures	27,670
Foreign currencies	(15,316)

99,254

NET GAIN ON INVESTMENTS	163,136

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$178,241

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

April 28, 2014* through June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$15,105
Net realized gain on investment and foreign currency transactions	63,882
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	99,254

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	178,241

FUND SHARE TRANSACTIONS:
Fund share sold [546,984 shares]	5,480,391
Fund share repurchased [1,688 shares]	(17,445)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	5,462,946

TOTAL INCREASE IN NET ASSETS	5,641,187
NET ASSETS:
Beginning of period	—

End of period	$5,641,187

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 55.7%
Interest Rates	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES — 11.7%
Collateralized Loan Obligations — 9.9%
Acis CLO Ltd. (Cayman Islands),
Series 2014-4A, Class ACOM, 144A(g)
1.710%(c)	05/01/26	5,850	$5,765,918
Series 2014-4A, Class C, 144A
2.775%(c)	05/01/26	350	331,100
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A1A, 144A
1.732%(c)	07/28/26	8,750	8,704,570
Series 2014-4A, Class A2, 144A
2.442%(c)	07/28/26	1,900	1,883,293
Covenant Credit Partners LLC (Cayman Islands),
Series 2014-1A, Class C, 144A
3.100%(c)	07/20/26	650	630,500
Hildene CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class A, 144A
1.726%(c)	07/19/26	10,000	9,973,950
Series 2014-2A, Class B1, 144A
2.476%(c)	07/19/26	2,150	2,136,547
MidOcean Credit CLO (Cayman Islands),
Series 2014-3A, Class A, 144A
1.690%(c)	07/21/26	7,600	7,555,456
Neuberger Berman CLO XV Ltd. (Cayman Islands),
Series 2014-17A, Class A, 144A
2.980%(c)	08/04/25	250	242,875
Ocean Trails CLO IV (Cayman Islands),
Series 2013-4A, Class A, 144A
1.524%(c)	08/13/25	7,550	7,489,204
Regatta IV Funding Ltd. (Cayman Islands),
Series 2014-1A, Class ACOM, 144A
1.740%(c)	07/25/26	9,050	8,989,514
Series 2014-1A, Class C, 144A
2.239%(c)	07/25/26	600	588,000
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.675%(c)	05/15/26	9,150	9,125,560
Series 2014-1A, Class A2, 144A
2.275%(c)	05/15/26	1,650	1,644,651
Trinitas CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class ACOM, 144A
1.700%(c)	07/15/26	9,300	9,132,042

			74,193,180

Residential Mortgage-Backed Securities — 1.8%
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB3, Class M3
0.800%(c)	05/25/35	2,105	1,833,371
Lehman XS Trust,
Series 2007-3, Class 1BA2
0.822%(c)	03/25/37	2,457	1,701,537
Morgan Stanley Mortgage Loan Trust,
Series 2006-16AX, Class 1A
0.322%(c)	11/25/36	6,559	2,895,328
Residential Asset Mortgage Product Trust,
Series 2006-RS4, Class A4
0.432%(c)	07/25/36	3,500	2,856,809

Interest Rates	Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Saxon Asset Securities Trust,
Series 2005-3, Class M2
0.632%(c)	11/25/35	2,500	$2,082,618
Vericrest Opportunity,
Series 2014-NPL4, Class A1
3.125%(c)	04/27/54	1,800	1,797,420

			13,167,083

TOTAL ASSET-BACKED SECURITIES (cost $87,328,465)			87,360,263

BANK LOANS(c) — 1.0%
Construction and Engineering — 0.2%
Energy Solutions LLC,
Term Advance
6.750%	05/22/20	1,400	1,414,000

Media — 0.7%
Checkout Holdings Corp.,
Initial Term Loan (Second Lien)
7.750%	04/11/22	1,000	999,380
Term Loan B (First Lien)
4.500%	04/09/21	1,000	999,580
Clear Channel Communication, Inc.,
Term Loan
— %(p)	01/29/16	501	497,221
Tranche Term Loan E
7.650%	07/30/19	2,500	2,503,900

			5,000,081

Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Cayman Ltd.,
Term Loan
3.750%	04/16/21	1,000	1,002,770

Textiles, Apparel & Luxury Goods
True Religion Apparel, Inc.,
Initial Term Loan (First Lien)
5.875%	07/30/19	125	116,967

TOTAL BANK LOANS (cost $7,509,240)			7,533,818

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.9%
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class E, 144A
2.900%(c)	06/15/33	900	901,733
Commercial Mortgage Pass-Through Certificates,
Series 2014-KYO, Class F, 144A
3.650%(c)	06/11/27	450	450,000
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class A2
2.373%	05/25/22	17,200	16,981,440
Series-K029, Class A2
3.320%(c)	02/25/23	16,800	17,528,633
GRACE Mortgage Trust,
Series 2014-GRCE, Class F, 144A
3.590%(c)	06/10/28	600	571,550

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $35,846,330)			36,433,356

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rates	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS — 9.2%
Advertising — 0.1%
Getty Images, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	10/15/20		568	$520,430

Banks — 3.5%
ABN AMRO Bank NV (Netherlands),
Jr. Sub. Notes
4.310%(c)	03/29/49	EUR	5,000	6,983,431
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49		1,875	1,867,974
Bank of Scotland Capital Funding LP (United Kingdom),
Gtd. Notes, RegS
6.059%(c)	03/29/49	GBP	1,095	1,930,192
Bank of Scotland PLC (United Kingdom),
Jr. Sub. Notes
7.286%(c)	11/29/49	GBP	1,150	2,130,468
Barclays Bank PLC (United Kingdom),
Jr. Sub. Notes, MTN
4.875%(c)	12/29/49	EUR	850	1,140,918
Citigroup, Inc.,
Jr. Sub. Notes
6.300%(c)	12/29/49		1,800	1,833,750
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.500%(c)	12/11/49		1,075	1,189,918
Intesa Sanpaolo SpA (Italy),
Bank Gtd. Notes
3.875%	01/15/19		2,528	2,651,172
Gtd. Notes, 144A
5.017%	06/26/24		1,600	1,618,904
Lloyds Bank PLC (United Kingdom),
Sub. Notes, MTN
9.875%(c)	12/16/21		900	1,064,250
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
1.453%(c)	03/29/49		3,700	3,565,875

				25,976,852

Construction and Engineering — 0.2%
Algeco Scotsman Global Finance PLC (United Kingdom),
Gtd. Notes, 144A
10.750%	10/15/19		1,650	1,699,500

Containers & Packaging — 0.8%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20		250	276,875
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20		450	496,125
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is,
Gtd. Notes, 144A
5.625%	12/15/16		975	999,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19		550	582,313
9.875%	08/15/19		3,175	3,516,313

Interest Rates	Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Containers & Packaging (continued)
Sealed Air Corp.,
Gtd. Notes, 144A
8.125%	09/15/19		450	$495,563

				6,366,564

Diversified Financial Services — 0.3%
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
8.500%	04/06/18		MXN 2,000	174,278
Wind Acquisition Finance SA (Ireland),
Sr. Sec’d. Notes, 144A
7.250%	02/15/18		1,975	2,086,588

				2,260,866

Diversified Telecommunication Services — 0.2%
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19		232	253,750
Level 3 Financing, Inc.,
Gtd. Notes
8.625%	07/15/20		1,212	1,357,440

				1,611,190

Food Products — 0.3%
Bumble Bee Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		1,300	1,387,750
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22		750	810,938

				2,198,688

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
9.000%	02/15/20		800	669,000

Insurance — 0.1%
Chubb Corp. (The),
Jr. Sub. Notes
6.375%(c)	03/29/67		650	722,313

IT Services — 0.6%
First Data Corp.,
Sr. Sec’d. Notes, 144A
7.375%	06/15/19		1,950	2,093,813
8.875%	08/15/20	(g)	1,900	2,101,875

				4,195,688

Media — 0.2%
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		1,100	1,219,625

Oil, Gas & Consumable Fuels — 1.1%
Halcon Resources Corp.,
Gtd. Notes
9.750%	07/15/20		2,300	2,509,875
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24		2,025	2,232,563

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rates	Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass LNG LP,
Sr. Sec’d. Notes
7.500%	11/30/16		2,225	$2,458,625
Transocean, Inc.,
Gtd. Notes
6.800%	03/15/38		1,002	1,142,829

				8,343,892

Specialty Retail — 0.3%
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/18		2,025	2,123,719

Trading Companies & Distributors — 0.2%
HD Supply, Inc.,
Sr. Sec’d. Notes
8.125%	04/15/19		1,625	1,785,469

Water Utilities — 0.2%
Anglian Water Osprey Financing PLC (United Kingdom),
Sr. Sec’d. Notes, MTN
7.000%	01/31/18	GBP	1,000	1,861,138

Wireless Telecommunication Services — 1.0%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN	8,510	670,055
SoftBank Corp. (Japan),
Gtd. Notes, 144A
4.500%	04/15/20		2,875	2,921,719
Sprint Corp.,
Gtd. Notes, 144A
7.875%	09/15/23		3,250	3,615,625

				7,207,399

TOTAL CORPORATE BONDS (cost $68,368,078)				68,762,333

FOREIGN GOVERNMENT BONDS — 12.1%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
11.000%(s)	12/15/35		35,942	2,860,983
11.000%(s)	12/15/35	EUR	4,000	435,437
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes, RegS
5.333%	02/15/28		1,275	1,286,475
Brazil Notas do Tesouro Nacional (Brazil), Notes
6.000%	08/15/50	BRL	10,500	11,317,043
Bundesrepublik Deutschland (Germany), Bonds
2.000%	08/15/23	EUR	14,580	21,493,671
Costa Rica Government International Bond (Costa Rica),
Unsec’d. Notes, RegS
7.000%	04/04/44		1,710	1,778,400
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
7.450%	04/30/44		1,750	1,867,250
Italy Buoni Poliennali del Tesoro (Italy), Bonds
4.500%	05/01/23	EUR	9,280	14,614,698
5.500%	11/01/22	EUR	5,645	9,480,400

Interest Rates	Maturity Date	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Mexican Bonos (Mexico), Bonds
7.750%	12/14/17	MXN	54,753	$4,715,024
8.500%	11/18/38	MXN	46,941	4,409,798
Mexican Udibonos (Mexico), Bonds, TIPS
5.000%	06/16/16	MXN	8,200	3,559,145
Spain Government Bond (Spain), Bonds
3.800%	04/30/24	EUR	4,695	7,045,457
Sr. Unsec’d. Notes
4.400%	10/31/23	EUR	3,650	5,739,291

TOTAL FOREIGN GOVERNMENT BONDS (cost $88,302,495)				90,603,072

MUNICIPAL BONDS — 2.0%
Puerto Rico
Commonwealth of Puerto Rico, General Obligation Unlimited
5.000%	07/01/34		15	10,319
5.000%	07/01/41		210	145,578
5.125%	07/01/31		75	52,976
5.125%	07/01/37		30	20,739
5.250%	07/01/27		25	18,632
5.250%	07/01/37		235	163,769
5.500%	07/01/26		15	11,258
5.500%	07/01/32		45	31,549
5.500%	07/01/39		110	77,310
5.625%	07/01/32		35	25,425
5.750%	07/01/41		80	56,851
5.875%	07/01/36		40	29,159
6.000%	07/01/34		35	25,728
6.000%	07/01/39		105	76,704
6.000%	07/01/39		10	7,305
8.000%	07/01/35		12,930	11,378,529
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
5.000%	07/01/33		35	23,453
5.750%	07/01/37		270	182,255
6.000%	07/01/38		95	64,124
6.000%	07/01/44		205	138,389
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
5.000%	08/01/43		130	94,121
5.250%	08/01/40		40	35,492
5.250%	08/01/41		580	440,440
5.250%	08/01/43		110	82,414
5.375%	08/01/39		55	42,893
5.500%	08/01/42		1,515	1,176,443
5.750%	08/01/37		250	203,475
6.000%	08/01/42		155	128,687
6.500%	08/01/44		20	17,202
8.020%(s)	08/01/38		150	20,199
8.020%(s)	08/01/37		190	28,084
8.050%(s)	08/01/35		70	12,100

TOTAL MUNICIPAL BONDS (cost $15,183,451)				14,821,602

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rates	Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.8%
Alternative Loan Trust,
Series 2005-51, Class 2A1
0.451%(c)	11/20/35	3,089	$2,574,662
Series 2006-HY11, Class A1
0.272%(c)	06/25/36	2,371	1,999,974
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
0.332%(c)	03/25/37	2,619	2,135,562
CHL Mortgage Pass-Through Trust,
Series 2006-OA5, Class 1A1
0.352%(c)	04/25/46	2,209	1,874,375
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
0.295%(c)	04/19/47	3,364	2,792,894
Freddie Mac REMICS,
Series 3753, Class SK, IO(g)
5.900%(c)	11/15/38	926	135,349
Freddie Mac Strips,
Series 329, Class C1, IO(g)
4.000%	12/15/41	12,341	2,755,414
Government National Mortgage Assoc.,
Series 2010-9, Class XD, IO(g)
6.450%(c)	01/16/40	8,738	1,717,098
Series 2011-25, Class SA, IO(g)
5.950%(c)	10/20/40	4,082	592,210
Series 2011-51, Class DS, IO(g)
6.500%(c)	04/20/41	3,356	655,115
Series 2013-134, Class DS, IO(g)
5.950%(c)	09/20/43	8,114	1,362,644
Series 2013-167, Class SG, IO(g)
6.000%(c)	11/20/43	3,574	626,683
Series 2014-56, Class ST, IO(g)
5.950%(c)	12/16/39	4,843	844,256
Series 2014-71, Class SA, IO(g)
5.950%(c)	12/20/39	5,243	948,475
Series 2014-76, Class SA, IO(g)
5.450%(c)	01/20/40	4,911	804,201
Lehman XS Trust,
Series 2005-7N, Class 1A1A
0.422%(c)	12/25/35	2,471	2,234,404
Luminent Mortgage Trust,
Series 2006-5, Class A1A
0.342%(c)	07/25/36	3,084	2,168,325
Residential Accredit Loans, Inc.,
Series 2007-QO4, Class A1A
0.342%(c)	05/25/47	3,414	2,827,301
Series 2007-QS1, Class 2A5
6.000%	01/25/37	2,598	2,166,137
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR19, Class 1A
0.864%(c)	01/25/47	1,679	1,397,623
Series 2007-OA4, Class A1A
0.884%(c)	04/25/47	1,267	961,895
Wells Fargo Alternative Loan Trust,
Series 2007-PA2, Class 2A1
0.582%(c)	06/25/37	3,873	2,821,310

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $36,429,728)			36,395,907

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Federal National Mortgage Assoc.
3.500%	TBA		6,000	$6,176,250
6.000%	TBA		29,000	32,665,774

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $38,633,985)				38,842,024

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds
3.375%	05/15/44		10,400	10,469,878
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	01/15/22		4,000	4,217,101
0.500%	04/15/15		8,000	8,877,113
0.625%	01/15/24		5,400	5,684,834
1.375%	02/15/44		3,600	4,027,184
1.625%	01/15/15		700	883,265
2.500%	01/15/29		1,000	1,393,039

TOTAL U.S. TREASURY OBLIGATIONS (cost $35,238,427)				35,552,414

		Shares
PREFERRED STOCK — 0.1%
Diversified Financial Services
Citigroup Capital XIII, 7.875% (cost $517,119)			18,811	521,065

TOTAL LONG-TERM INVESTMENTS (cost $413,357,318)				416,825,854

SHORT-TERM INVESTMENTS — 50.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 49.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $367,970,120)(w)(Note 4)			367,970,120	367,970,120

		Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS(n) — 1.7%
Mexico Cetes
2.712%	10/16/14	MXN	1,001,714	7,654,285
2.960%	08/21/14	MXN	172,652	1,325,257
2.970%	09/11/14	MXN	151,071	1,157,690
2.973%	09/18/14	MXN	335,423	2,569,006

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $12,666,217)				12,706,238

TOTAL SHORT-TERM INVESTMENTS (cost $380,636,337)				380,676,358

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS — 106.5% (cost $793,993,655)	$797,502,212
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (6.5)%	(48,652,700)

NET ASSETS — 100.0%	$748,849,512

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BBSW	Australian Bank Bill Swap Reference Rate
CDSI	Credit Default Swap Index
CDOR	Canadian Dealer Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
Euribor	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
HY	High Yield
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
REMICS	Real Estate Mortgage Investment Conduit
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
WIBOR	Warsaw Interbank Offered Rate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht

TRY	Turkish Lira
TWD	New Taiwanese Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(g)	Indicates a security that has been deemed illiquid.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2014.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Financial futures contracts open at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Position:
136	20 Year U.S. Treasury Bonds	Sep. 2014	$18,364,719	$18,657,500	$292,781

Short Positions:
24	2 Year U.S. Treasury Notes	Sep. 2014	5,264,656	5,270,250	(5,594)
1,775	5 Year U.S. Treasury Notes	Sep. 2014	212,010,807	212,043,165	(32,358)
109	10 Year U.S. Treasury Notes	Sep. 2014	13,595,170	13,643,734	(48,564)
68	30 Year U.S. Ultra Treasury Bonds	Sep. 2014	10,169,398	10,195,750	(26,352)
173	Euro-OAT	Sep. 2014	33,068,205	33,290,004	(221,799)

					(334,667)

					$(41,886)

(1)	Cash of $2,403,745 has been segregated with Barclays Capital Group to cover requirements for open contracts at June 30, 2014.

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/03/14	RBC Dominion Securities	BRL	4,430	$1,958,000	$2,002,988	$44,988
Expiring 07/07/14	Deutsche Bank AG	BRL	4,464	1,960,000	2,015,883	55,883
Expiring 07/07/14	Hong Kong & Shanghai Bank	BRL	4,563	1,979,000	2,060,564	81,564
Expiring 07/07/14	RBC Dominion Securities	BRL	17,731	7,744,308	8,007,078	262,770
Expiring 07/07/14	RBC Dominion Securities	BRL	4,529	1,976,000	2,045,430	69,430
Expiring 07/07/14	RBC Dominion Securities	BRL	4,487	1,960,000	2,026,124	66,124
Expiring 07/09/14	Morgan Stanley	BRL	18,145	7,920,731	8,188,997	268,266
Expiring 07/23/14	Morgan Stanley	BRL	4,512	1,984,000	2,027,277	43,277
Expiring 07/28/14	Barclays Capital Group	BRL	4,430	1,989,213	1,987,375	(1,838)
British Pound,
Expiring 09/17/14	Bank of America	GBP	2,400	4,103,916	4,104,929	1,013
Expiring 09/17/14	Citigroup Global Markets	GBP	4,568	7,670,974	7,812,896	141,922
Chilean Peso,
Expiring 07/10/14	Bank of America	CLP	1,089,451	1,981,000	1,967,755	(13,245)
Expiring 07/14/14	Bank of America	CLP	1,119,047	2,027,626	2,020,282	(7,344)
Chinese Yuan,
Expiring 07/11/14	Hong Kong & Shanghai Bank	CNY	53,307	8,503,306	8,581,123	77,817
Expiring 08/11/14	Morgan Stanley	CNY	27,551	4,387,520	4,423,872	36,352
Expiring 09/05/14	Citigroup Global Markets	CNY	27,061	4,305,420	4,340,096	34,676
Expiring 09/05/14	Deutsche Bank AG	CNY	27,023	4,301,032	4,333,948	32,916
Expiring 09/17/14	Barclays Capital Group	CNY	99,453	15,892,000	15,940,262	48,262
Expiring 09/17/14	Barclays Capital Group	CNY	24,866	3,962,000	3,985,475	23,475
Expiring 09/17/14	Deutsche Bank AG	CNY	49,739	7,961,000	7,972,136	11,136
Expiring 09/17/14	Hong Kong & Shanghai Bank	CNY	13,196	2,106,000	2,115,018	9,018
Euro,
Expiring 07/31/14	RBC Dominion Securities	EUR	480	652,277	656,937	4,660
Expiring 09/17/14	Bank of America	EUR	1,452	1,980,387	1,988,818	8,431
Expiring 09/17/14	Barclays Capital Group	EUR	2,918	3,965,889	3,996,813	30,924
Expiring 09/17/14	BNP Paribas	EUR	2,988	4,062,653	4,092,692	30,039
Expiring 09/17/14	BNP Paribas	EUR	2,941	3,981,576	4,028,316	46,740
Expiring 09/17/14	Citigroup Global Markets	EUR	5,868	7,954,690	8,037,455	82,765
Expiring 09/17/14	Citigroup Global Markets	EUR	5,389	7,306,134	7,381,683	75,549
Expiring 09/17/14	Citigroup Global Markets	EUR	1,182	1,600,783	1,618,997	18,214
Expiring 09/17/14	Hong Kong & Shanghai Bank	EUR	1,494	2,031,326	2,046,346	15,020
Expiring 09/17/14	Hong Kong & Shanghai Bank	EUR	1,462	1,977,867	2,002,515	24,648
Expiring 09/17/14	JPMorgan Chase	EUR	2,998	4,104,713	4,106,390	1,677
Expiring 09/17/14	Morgan Stanley	EUR	2,936	3,976,311	4,020,782	44,471
Expiring 09/17/14	State Street Bank	EUR	1,470	1,992,059	2,013,473	21,414
Indian Rupee,
Expiring 07/02/14	Barclays Capital Group	INR	231,247	3,916,000	3,842,838	(73,162)

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Indian Rupee (continued),
Expiring 07/17/14	JPMorgan Chase	INR	134,148	$2,235,738	$2,220,630	$(15,108)
Expiring 07/17/14	JPMorgan Chase	INR	105,791	1,748,000	1,751,214	3,214
Expiring 07/21/14	Citigroup Global Markets	INR	120,117	1,984,000	1,986,318	2,318
Expiring 08/01/14	Standard Chartered PLC	INR	123,510	2,047,234	2,036,774	(10,460)
Expiring 08/08/14	Deutsche Bank AG	INR	484,097	7,980,503	7,970,582	(9,921)
Expiring 09/05/14	Bank of America	INR	231,247	3,809,047	3,782,237	(26,810)
Expiring 09/23/14	Barclays Capital Group	INR	354,702	5,805,745	5,772,831	(32,914)
Expiring 09/23/14	Citigroup Global Markets	INR	229,632	3,768,171	3,737,303	(30,868)
Expiring 09/23/14	Westpac Banking Corp.	INR	233,217	3,824,172	3,795,646	(28,526)
Expiring 09/26/14	Bank of America	INR	233,868	3,823,871	3,803,112	(20,759)
Expiring 09/26/14	Citigroup Global Markets	INR	233,581	3,823,871	3,798,449	(25,422)
Expiring 09/26/14	Hong Kong & Shanghai Bank	INR	233,163	3,814,207	3,791,640	(22,567)
Israeli Shekel,
Expiring 09/17/14	Bank of America	ILS	13,631	3,930,879	3,970,617	39,738
Japanese Yen,
Expiring 09/17/14	Bank of America	JPY	1,146,970	11,284,000	11,328,523	44,523
Expiring 09/17/14	JPMorgan Chase	JPY	829,614	8,189,000	8,194,022	5,022
Expiring 09/17/14	Westpac Banking Corp.	JPY	496,354	4,846,969	4,902,444	55,475
Malaysian Ringgit,
Expiring 08/05/14	Barclays Capital Group	MYR	96,159	29,733,860	29,860,354	126,494
Expiring 08/05/14	Westpac Banking Corp.	MYR	6,315	1,949,020	1,960,913	11,893
Expiring 08/18/14	Deutsche Bank AG	MYR	664	206,274	206,039	(235)
Mexican Peso,
Expiring 08/08/14	Barclays Capital Group	MXN	1,063	81,513	81,673	160
Expiring 08/08/14	Westpac Banking Corp.	MXN	6,324	484,745	486,069	1,324
Expiring 09/17/14	Hong Kong & Shanghai Bank	MXN	111,574	8,535,969	8,553,020	17,051
Expiring 09/17/14	JPMorgan Chase	MXN	113,256	8,687,151	8,681,995	(5,156)
Expiring 09/17/14	Morgan Stanley	MXN	116,520	8,959,247	8,932,158	(27,089)
New Zealand Dollar,
Expiring 09/17/14	Bank of America	NZD	2,272	1,959,804	1,974,263	14,459
Norwegian Krone,
Expiring 09/17/14	JPMorgan Chase	NOK	24,371	3,975,496	3,961,072	(14,424)
Expiring 09/17/14	JPMorgan Chase	NOK	23,760	3,989,619	3,861,797	(127,822)
Expiring 09/17/14	JPMorgan Chase	NOK	23,734	3,975,441	3,857,539	(117,902)
Expiring 09/17/14	JPMorgan Chase	NOK	12,107	1,974,961	1,967,796	(7,165)
Expiring 09/17/14	State Street Bank	NOK	23,736	3,975,713	3,857,803	(117,910)
Polish Zloty,
Expiring 09/17/14	Bank of America	PLN	6,084	2,001,824	1,993,399	(8,425)
Expiring 09/17/14	Barclays Capital Group	PLN	6,081	2,004,755	1,992,377	(12,378)
Expiring 09/17/14	BNP Paribas	PLN	6,645	2,176,668	2,177,135	467
Expiring 09/17/14	BNP Paribas	PLN	5,123	1,678,235	1,678,532	297
Expiring 09/17/14	Deutsche Bank AG	PLN	21,894	7,252,218	7,173,224	(78,994)
Expiring 09/17/14	Deutsche Bank AG	PLN	11,981	3,990,985	3,925,285	(65,700)
Expiring 09/17/14	Deutsche Bank AG	PLN	6,304	2,074,955	2,065,407	(9,548)
Expiring 09/17/14	Deutsche Bank AG	PLN	2,428	800,420	795,478	(4,942)
Expiring 09/17/14	Hong Kong & Shanghai Bank	PLN	5,267	1,726,956	1,725,516	(1,440)
Expiring 09/17/14	JPMorgan Chase	PLN	5,110	1,674,573	1,674,082	(491)
Expiring 09/17/14	State Street Bank	PLN	5,186	1,696,142	1,699,257	3,115
Russian Ruble,
Expiring 07/09/14	Citigroup Global Markets	RUB	416,053	12,032,291	12,219,323	187,032
Expiring 07/09/14	Deutsche Bank AG	RUB	137,640	3,962,000	4,042,437	80,437
Expiring 07/21/14	Barclays Capital Group	RUB	67,915	2,000,332	1,988,905	(11,427)
Expiring 07/21/14	Deutsche Bank AG	RUB	69,490	1,984,000	2,035,010	51,010
Expiring 07/21/14	Deutsche Bank AG	RUB	69,313	1,984,000	2,029,839	45,839
Turkish Lira,
Expiring 09/17/14	Deutsche Bank AG	TRY	8,510	3,960,366	3,951,516	(8,850)
Expiring 09/17/14	Deutsche Bank AG	TRY	8,430	3,962,000	3,914,512	(47,488)
Expiring 09/17/14	Deutsche Bank AG	TRY	4,234	1,981,000	1,965,903	(15,097)
Expiring 09/17/14	Deutsche Bank AG	TRY	624	294,000	289,848	(4,152)

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Turkish Lira (continued),
Expiring 09/17/14	Hong Kong & Shanghai Bank	TRY	8,913	$4,112,000	$4,138,821	$26,821
Expiring 09/17/14	JPMorgan Chase	TRY	4,259	1,980,000	1,977,589	(2,411)
Expiring 09/17/14	JPMorgan Chase	TRY	4,246	1,990,000	1,971,535	(18,465)

				$364,899,651	$366,303,326	$1,403,675

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/17/14	Deutsche Bank AG	AUD	6,933	$6,445,161	$6,500,018	$(54,857)
Expiring 09/17/14	JPMorgan Chase	AUD	6,933	6,445,508	6,500,018	(54,510)
Expiring 09/17/14	Westpac Banking Corp.	AUD	8,486	7,880,142	7,956,198	(76,056)
Expiring 09/17/14	Westpac Banking Corp.	AUD	7,143	6,639,827	6,696,989	(57,162)
Brazilian Real,
Expiring 07/03/14	Barclays Capital Group	BRL	4,430	2,002,613	2,002,989	(376)
Expiring 07/07/14	BNP Paribas	BRL	4,486	1,987,000	2,025,883	(38,883)
Expiring 07/07/14	RBC Dominion Securities	BRL	8,742	3,869,989	3,947,822	(77,833)
Expiring 07/07/14	RBC Dominion Securities	BRL	4,502	1,981,000	2,033,143	(52,143)
Expiring 07/07/14	Standard Chartered PLC	BRL	13,113	5,725,095	5,921,678	(196,583)
Expiring 07/09/14	Citigroup Global Markets	BRL	4,468	1,987,000	2,016,544	(29,544)
Expiring 07/09/14	Morgan Stanley	BRL	4,494	2,000,631	2,028,120	(27,489)
Expiring 07/09/14	Morgan Stanley	BRL	4,484	1,981,000	2,023,722	(42,722)
Expiring 07/09/14	RBC Dominion Securities	BRL	4,385	1,982,887	1,978,811	4,076
Expiring 07/18/14	Morgan Stanley	BRL	23,826	10,471,122	10,722,720	(251,598)
Expiring 07/23/14	BNP Paribas	BRL	4,468	1,982,000	2,007,489	(25,489)
Expiring 07/28/14	Morgan Stanley	BRL	4,577	2,056,000	2,053,288	2,712
Expiring 08/04/14	RBC Dominion Securities	BRL	4,544	2,046,000	2,034,371	11,629
British Pound,
Expiring 07/24/14	Deutsche Bank AG	GBP	3,172	5,305,205	5,427,531	(122,326)
Expiring 07/24/14	RBC Dominion Securities	GBP	1,114	1,868,944	1,906,157	(37,213)
Expiring 09/17/14	BNP Paribas	GBP	4,845	8,218,670	8,286,219	(67,549)
Expiring 09/17/14	Deutsche Bank AG	GBP	4,792	8,132,877	8,195,576	(62,699)
Expiring 09/17/14	Hong Kong & Shanghai Bank	GBP	1,170	1,977,867	2,000,447	(22,580)
Expiring 09/17/14	State Street Bank	GBP	1,184	1,992,059	2,025,134	(33,075)
Canadian Dollar,
Expiring 09/17/14	Citigroup Global Markets	CAD	8,243	7,531,509	7,709,238	(177,729)
Expiring 09/17/14	RBC Dominion Securities	CAD	8,649	7,906,000	8,089,719	(183,719)
Euro,
Expiring 07/31/14	Deutsche Bank AG	EUR	6,130	8,295,424	8,394,510	(99,086)
Expiring 07/31/14	Westpac Banking Corp.	EUR	23,534	31,939,859	32,228,374	(288,515)
Expiring 07/31/14	Westpac Banking Corp.	EUR	12,376	16,849,447	16,948,539	(99,092)
Expiring 07/31/14	Westpac Banking Corp.	EUR	5,622	7,630,177	7,699,101	(68,924)
Expiring 09/17/14	Bank of America	EUR	2,995	4,103,916	4,102,280	1,636
Expiring 09/17/14	Bank of America	EUR	1,472	2,001,824	2,016,212	(14,388)
Expiring 09/17/14	Barclays Capital Group	EUR	1,471	2,004,755	2,014,843	(10,088)
Expiring 09/17/14	BNP Paribas	EUR	5,979	8,186,113	8,189,494	(3,381)
Expiring 09/17/14	BNP Paribas	EUR	1,595	2,176,668	2,184,178	(7,510)
Expiring 09/17/14	Deutsche Bank AG	EUR	5,316	7,252,218	7,280,638	(28,420)
Expiring 09/17/14	Deutsche Bank AG	EUR	2,899	3,990,985	3,970,788	20,197
Expiring 09/17/14	Deutsche Bank AG	EUR	1,511	2,074,955	2,069,631	5,324
Expiring 09/17/14	Deutsche Bank AG	EUR	587	800,420	804,019	(3,599)
Expiring 09/17/14	JPMorgan Chase	EUR	2,914	3,975,441	3,991,333	(15,892)
Expiring 09/17/14	JPMorgan Chase	EUR	2,911	3,975,496	3,987,224	(11,728)
Expiring 09/17/14	JPMorgan Chase	EUR	2,905	3,989,619	3,979,007	10,612
Expiring 09/17/14	JPMorgan Chase	EUR	1,455	1,974,961	1,992,928	(17,967)
Expiring 09/17/14	Morgan Stanley	EUR	17,478	23,818,407	23,939,784	(121,377)
Expiring 09/17/14	Morgan Stanley	EUR	3,011	4,103,225	4,124,195	(20,970)

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued),
Expiring 09/17/14	State Street Bank	EUR	2,918	$3,975,713	$3,996,813	$(21,100)
Expiring 09/17/14	State Street Bank	EUR	2,910	3,969,614	3,985,938	(16,324)
Hungarian Forint,
Expiring 09/17/14	Bank of America	HUF	890,521	3,983,541	3,925,563	57,978
Indian Rupee,
Expiring 07/02/14	Bank of America	INR	231,247	3,847,068	3,842,838	4,230
Israeli Shekel,
Expiring 09/17/14	Bank of America	ILS	9,214	2,662,094	2,683,965	(21,871)
Expiring 09/17/14	Bank of America	ILS	2,293	663,038	667,848	(4,810)
Expiring 09/17/14	Barclays Capital Group	ILS	14,184	4,097,124	4,131,764	(34,640)
Expiring 09/17/14	Deutsche Bank AG	ILS	13,604	3,930,879	3,962,717	(31,838)
Expiring 09/17/14	Deutsche Bank AG	ILS	9,275	2,681,455	2,701,767	(20,312)
Expiring 09/17/14	Hong Kong & Shanghai Bank	ILS	9,806	2,833,029	2,856,387	(23,358)
Expiring 09/17/14	JPMorgan Chase	ILS	9,786	2,831,390	2,850,693	(19,303)
Japanese Yen,
Expiring 08/13/14	Citigroup Global Markets	JPY	34,656	340,266	342,211	(1,945)
Expiring 09/17/14	BNP Paribas	JPY	654,720	6,403,553	6,466,610	(63,057)
Expiring 09/17/14	Deutsche Bank AG	JPY	666,292	6,533,980	6,580,903	(46,923)
Expiring 09/17/14	State Street Bank	JPY	810,701	7,924,000	8,007,226	(83,226)
Expiring 09/17/14	State Street Bank	JPY	653,148	6,411,424	6,451,090	(39,666)
Expiring 09/17/14	State Street Bank	JPY	647,710	6,353,644	6,397,370	(43,726)
Malaysian Ringgit,
Expiring 07/14/14	Hong Kong & Shanghai Bank	MYR	12,816	3,984,000	3,986,876	(2,876)
Expiring 07/30/14	Citigroup Global Markets	MYR	13,276	4,112,000	4,124,648	(12,648)
Expiring 08/05/14	Citigroup Global Markets	MYR	18,712	5,761,661	5,810,684	(49,023)
Expiring 08/18/14	Deutsche Bank AG	MYR	6,388	1,982,000	1,981,528	472
Mexican Peso,
Expiring 08/08/14	RBC Dominion Securities	MXN	24,304	1,865,297	1,867,941	(2,644)
Expiring 08/08/14	RBC Dominion Securities	MXN	21,132	1,608,592	1,624,175	(15,583)
Expiring 08/08/14	State Street Bank	MXN	296,110	22,545,150	22,758,534	(213,384)
Expiring 09/17/14	Deutsche Bank AG	MXN	25,918	1,982,000	1,986,813	(4,813)
Expiring 09/17/14	JPMorgan Chase	MXN	25,966	1,982,000	1,990,469	(8,469)
Expiring 09/17/14	State Street Bank	MXN	29,487	2,257,000	2,260,436	(3,436)
Expiring 09/17/14	State Street Bank	MXN	15,770	1,204,000	1,208,867	(4,867)
New Taiwanese Dollar,
Expiring 07/17/14	Westpac Banking Corp.	TWD	118,365	3,946,808	3,964,971	(18,163)
Expiring 08/01/14	Barclays Capital Group	TWD	366,847	12,248,237	12,290,572	(42,335)
New Zealand Dollar,
Expiring 09/17/14	BNP Paribas	NZD	4,463	3,767,245	3,878,032	(110,787)
Expiring 09/17/14	BNP Paribas	NZD	4,463	3,766,218	3,878,031	(111,813)
Expiring 09/17/14	Westpac Banking Corp.	NZD	7,480	6,493,239	6,499,777	(6,538)
Norwegian Krone,
Expiring 09/17/14	Hong Kong & Shanghai Bank	NOK	12,450	2,031,326	2,023,548	7,778
Expiring 09/17/14	JPMorgan Chase	NOK	25,237	4,104,713	4,101,773	2,940
Russian Ruble,
Expiring 07/09/14	Deutsche Bank AG	RUB	68,910	2,035,000	2,023,869	11,131
Expiring 07/09/14	Deutsche Bank AG	RUB	68,746	1,987,000	2,019,053	(32,053)
Expiring 07/09/14	JPMorgan Chase	RUB	69,353	2,035,000	2,036,868	(1,868)
Expiring 07/09/14	Morgan Stanley	RUB	68,764	1,990,000	2,019,584	(29,584)
Expiring 07/21/14	Citigroup Global Markets	RUB	69,441	2,017,000	2,033,595	(16,595)
Expiring 07/21/14	Deutsche Bank AG	RUB	69,175	1,984,000	2,025,801	(41,801)
Expiring 07/21/14	Hong Kong & Shanghai Bank	RUB	202,238	5,939,888	5,922,570	17,318
Singapore Dollar,
Expiring 09/17/14	Citigroup Global Markets	SGD	6,087	4,869,851	4,881,916	(12,065)
Expiring 09/17/14	Hong Kong & Shanghai Bank	SGD	6,272	5,014,564	5,030,225	(15,661)
Expiring 09/17/14	RBC Dominion Securities	SGD	6,088	4,873,471	4,882,457	(8,986)
Expiring 09/17/14	Westpac Banking Corp.	SGD	6,151	4,918,309	4,933,255	(14,946)

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Swedish Krona,
Expiring 09/17/14	Citigroup Global Markets	SEK	62,126	$9,321,928	$9,290,534	$31,394
Swiss Franc,
Expiring 09/17/14	Bank of America	CHF	5,791	6,439,009	6,534,279	(95,270)
Expiring 09/17/14	Barclays Capital Group	CHF	6,544	7,277,048	7,384,660	(107,612)
Expiring 09/17/14	BNP Paribas	CHF	6,549	7,275,855	7,389,993	(114,138)
Expiring 09/17/14	BNP Paribas	CHF	6,474	7,199,386	7,305,704	(106,318)
Expiring 09/17/14	BNP Paribas	CHF	3,635	4,062,653	4,101,914	(39,261)
Expiring 09/17/14	Citigroup Global Markets	CHF	6,574	7,321,036	7,418,410	(97,374)
Expiring 09/17/14	Credit Suisse First Boston Corp.	CHF	1,766	1,980,387	1,992,765	(12,378)
Expiring 09/17/14	State Street Bank	CHF	6,563	7,306,106	7,405,796	(99,690)
Expiring 09/17/14	Westpac Banking Corp.	CHF	4,349	4,846,969	4,907,764	(60,795)
Thai Baht,
Expiring 08/08/14	Deutsche Bank AG	THB	253,879	7,797,269	7,807,772	(10,503)
Turkish Lira,
Expiring 09/17/14	Deutsche Bank AG	TRY	8,694	3,968,000	4,037,070	(69,070)
Expiring 09/17/14	Deutsche Bank AG	TRY	8,540	3,953,000	3,965,458	(12,458)
Expiring 09/17/14	Deutsche Bank AG	TRY	4,418	2,046,000	2,051,498	(5,498)
Expiring 09/17/14	Deutsche Bank AG	TRY	624	294,000	289,807	4,193
Expiring 09/17/14	Hong Kong & Shanghai Bank	TRY	8,542	3,980,000	3,966,107	13,893

				$527,376,043	$531,755,004	$(4,378,961)

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
	Over-the-counter swap agreements:
BRL	19,390	01/04/21	12.330%	Brazilian interbank overnight lending rate(1)	$229,925	$—	$229,925	JPMorgan Chase

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
AUD	37,070	09/17/19	3.750%	6 month BBSW(2)	$(366,131)	$(640,691)	$(274,560)
AUD	18,410	12/19/23	5.500%	6 month BBSW(2)	(502,217)	(625,808)	(123,591)
AUD	8,260	09/17/24	4.500%	6 month BBSW(2)	219,716	348,408	128,692
CAD	9,420	12/19/23	4.000%	3 month CDOR(1)	218,722	243,089	24,367
CAD	17,650	09/17/24	2.750%	3 month CDOR(1)	74,382	33,280	(41,102)
CHF	9,020	12/19/23	2.500%	6 month LIBOR(2)	(344,858)	(440,032)	(95,174)
EUR	39,470	09/17/19	1.500%	6 month Euribor(1)	1,721,079	2,118,393	397,314
EUR	27,970	12/19/23	3.250%	6 month Euribor(2)	(1,785,478)	(2,023,943)	(238,465)
EUR	10,580	09/17/24	2.250%	6 month Euribor(2)	869,818	1,049,360	179,542
GBP	34,010	09/17/19	2.250%	6 month LIBOR(2)	115,401	(73,455)	(188,856)
GBP	17,790	02/05/21	2.840%	6 month LIBOR(2)	(71,695)	(8,095)	63,600
GBP	12,860	12/19/23	3.750%	6 month LIBOR(1)	260,733	338,500	77,767
GBP	11,365	03/20/24	3.750%	6 month LIBOR(2)	(145,343)	(269,853)	(124,510)
GBP	32,000	09/17/24	3.000%	6 month LIBOR(2)	(887,549)	(784,435)	103,114
GBP	11,265	02/05/36	3.500%	6 month LIBOR(2)	48,515	(203,613)	(252,128)
JPY	9,982,790	09/17/21	0.500%	6 month JPY LIBOR(2)	18,129	(313,810)	(331,939)
JPY	460,260	12/19/23	1.250%	6 month JPY LIBOR(1)	27,799	48,316	20,517
JPY	3,605,440	09/17/24	0.750%	6 month JPY LIBOR(2)	149,121	(46,730)	(195,851)
NOK	18,830	12/20/22	4.000%	6 month NIBOR(2)	(82,838)	(105,318)	(22,480)

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements (continued)
NZD	59,610	09/17/19	4.500%	3 month New Zealand Bank Bill(1)	$(164)	$(359,959)	$(359,795)
NZD	2,280	12/19/23	5.750%	3 month New Zealand Bank Bill(1)	34,606	36,998	2,392
NZD	10,250	09/17/24	5.000%	3 month New Zealand Bank Bill(1)	53,635	44,947	(8,688)
PLN	3,610	06/17/19	2.600%	6 month WIBOR(2)	—	(6,454)	(6,454)
PLN	20,830	05/06/24	2.640%	6 month WIBOR(2)	—	(335,345)	(335,345)
PLN	2,860	05/06/24	2.640%	6 month WIBOR(1)	—	(44,037)	(44,037)
PLN	4,210	05/08/24	2.640%	6 month WIBOR(2)	—	(70,120)	(70,120)
SEK	334,640	09/17/19	1.750%	3 month STIBOR(2)	(474,261)	(816,813)	(342,552)
SEK	31,460	12/19/23	3.500%	3 month STIBOR(2)	(108,391)	(148,738)	(40,347)
SEK	53,490	09/17/24	2.500%	3 month STIBOR(2)	197,521	281,790	84,269
	36,400	09/19/16	1.000%	3 month LIBOR(2)	(189,186)	(210,314)	(21,128)
	256,465	09/17/19	2.250%	3 month LIBOR(2)	(3,988,281)	(5,302,410)	(1,314,129)
	17,940	12/19/23	4.500%	3 month LIBOR(1)	610,205	709,209	99,004
	16,075	03/20/24	4.250%	3 month LIBOR(2)	203,845	426,770	222,925
	71,120	09/17/24	3.250%	3 month LIBOR(2)	(2,666,013)	(3,555,085)	(889,072)
	84,200	09/17/29	3.750%	3 month LIBOR(2)	(5,978,514)	(7,141,233)	(1,162,719)
	6,000	09/19/44	4.000%	3 month LIBOR(2)	(670,419)	(782,871)	(112,452)

					$(13,438,111)	$(18,630,102)	$(5,191,991)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2014(3)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX HY CDSI S22 5Y	06/20/19	4.950%	$5,650	$475,546	$497,723	$22,177

The Portfolio entered into credit default swaps as the protection seller on credit indices to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Cash of $13,389,901 has been segregated with Barclays Capital Group to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2014.

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
Republic of China	06/20/19	38,800	1.000%	$(525,397)	$(182,186)	$(343,211)	JPMorgan Chase
Republic of China	06/20/19	8,000	1.000%	(108,329)	(37,369)	(70,960)	Barclays Capital Group
Republic of China	06/20/19	3,510	1.000%	(47,529)	(23,150)	(24,379)	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Credit default swap agreements outstanding at June 30, 2014 (continued):

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(2) (continued)
Republic of China	06/20/19	2,250	1.000%	$(30,468)	$(34,232)	$3,764	Citigroup Global Markets
Republic of China	06/20/19	1,890	1.000%	(25,593)	(12,160)	(13,433)	Citigroup Global Markets
Republic of China	06/20/19	1,690	1.000%	(22,885)	(10,636)	(12,249)	Citigroup Global Markets
Republic of China	06/20/19	1,550	1.000%	(20,989)	(16,539)	(4,450)	Citigroup Global Markets
Republic of China	06/20/19	1,370	1.000%	(18,551)	(17,529)	(1,022)	Citigroup Global Markets
Republic of China	06/20/19	930	1.000%	(12,593)	(5,917)	(6,676)	Citigroup Global Markets
Republic of China	06/20/19	900	1.000%	(12,187)	(5,611)	(6,576)	Citigroup Global Markets
Republic of China	06/20/19	720	1.000%	(9,750)	(4,919)	(4,831)	JPMorgan Chase
Republic of China	06/20/19	690	1.000%	(9,343)	(6,617)	(2,726)	Citigroup Global Markets
Republic of China	06/20/19	350	1.000%	(4,739)	(2,074)	(2,665)	Bank of America
Republic of China	06/20/19	290	1.000%	(3,927)	(1,913)	(2,014)	Bank of America
Republic of China	06/20/19	150	1.000%	(2,031)	(917)	(1,114)	JPMorgan Chase

				$(854,311)	$(361,769)	$(492,542)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Total return swap agreements outstanding at June 30, 2014:

Counterparty	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Citigroup Global Markets	1,000	Receive fixed rate payments on IOS.FN30.450.10 Index and pay variable payments on the one month LIBOR.	$(2,500)	$2,734	$(5,234)
Credit Suisse First Boston Corp.	1,000	Receive fixed rate payments on IOS.FN30.450.10 Index and pay variable payments on the one month LIBOR.	(2,500)	2,473	(4,973)
JPMorgan Chase	1,000	Pay fixed rate payments on IOS.FN30.500.10 Index and receive variable payments on the one month LIBOR.	(938)	1,798	(2,736)
JPMorgan Chase	1,000	Pay fixed rate payments on IOS.FN30.500.10 Index and receive variable payments on the one month LIBOR.	(938)	3,183	(4,121)
JPMorgan Chase	1,000	Pay fixed rate payments on IOS.FN30.500.10 Index and receive variable payments on the one month LIBOR.	(938)	1,509	(2,447)

			$(7,814)	$11,697	$(19,511)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$40,957,775	$33,235,405
Residential Mortgage-Backed Securities	—	11,369,663	1,797,420
Bank Loans	—	7,533,818	—
Commercial Mortgage-Backed Securities	—	35,983,356	450,000
Corporate Bonds	—	68,762,333	—
Foreign Government Bonds	—	90,603,072	—
Municipal Bonds	—	14,821,602	—
Residential Mortgage-Backed Securities	—	36,395,907	—
U.S. Government Agency Obligations	—	38,842,024	—
U.S. Treasury Obligations	—	35,552,414	—
Preferred Stock	521,065	—	—
Affiliated Money Market Mutual Fund	367,970,120	—	—
Foreign Treasury Obligations	—	12,706,238	—
Other Financial Instruments*
Futures Contracts	(41,886)	—	—
Foreign Forward Currency Contracts	—	(2,975,286)	—
Interest Rate Swaps	—	(4,962,066)	—
Credit Default Swaps	—	(470,365)	—
Total Return Swaps	—	(19,511)	—

Total	$368,449,299	$385,100,974	$35,482,825

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities – Collateralized Loan Obligations	Asset-Backed Securities – Residential Mortgage-Backed Securities	Commercial Mortgage-Backed Securities
Balance as of 04/28/2014#	$—	$—	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)**	(694)	(2)	—
Purchases	33,235,408	1,797,420	450,000
Sales	—	—	—
Accrued discount/premium	691	2	—
Transfers in and/or out of Level 3	—	—	—

Balance as of 06/30/2014	$33,235,405	$1,797,420	$450,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(696) was included in Net Assets relating to securities held at the reporting period end.

#	Commencement of operations.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include using prices provided by a single broker dealer and the cost of the investment.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Affiliated Money Market Mutual Fund	49.1%
Foreign Government Bonds	12.1
Collateralized Loan Obligations	9.9
Residential Mortgage-Backed Securities	6.6
U.S. Government Agency Obligations	5.2
Commercial Mortgage-Backed Securities	4.9
U.S. Treasury Obligations	4.7
Banks	3.5
Municipal Bonds	2.0
Foreign Treasury Obligations	1.7
Oil, Gas & Consumable Fuels	1.1
Wireless Telecommunication Services	1.0
Media	0.9
Containers & Packaging	0.8
IT Services	0.6
Construction and Engineering	0.4
Diversified Financial Services	0.4

Food Products	0.3%
Specialty Retail	0.3
Water Utilities	0.2
Trading Companies & Distributors	0.2
Diversified Telecommunication Services	0.2
Semiconductors & Semiconductor Equipment	0.1
Insurance	0.1
Hotels, Restaurants & Leisure	0.1
Advertising	0.1

106.5
Liabilities in excess of other assets	(6.5)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$1,696,284	*	Due from broker — variation margin	$6,930,161	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	229,925		Unrealized depreciation on over-the-counter swap agreements	19,511
Interest rate contracts	Premiums paid for swap agreements	11,697		—	—
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	2,637,643		Unrealized depreciation on foreign currency forward contracts	5,612,929
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	3,764		Unrealized depreciation on over-the-counter swap agreements	496,306
Credit contracts	Due from broker — variation margin	22,177	*	Premiums received for swap agreements	361,769

Total		$4,601,490			$13,420,676

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward Currency Contracts(1)	Total
Interest rate contracts	$(1,285,764)	$921,987	$—	$(363,777)
Foreign exchange contracts	—	—	2,531,993	2,531,993
Credit contracts	—	(15,469)	—	(15,469)

Total	$(1,285,764)	$906,518	$2,531,993	$2,152,747

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$(41,886)	$(4,981,577)	$—	$(5,023,463)
Foreign exchange contracts	—	—	(2,975,286)	(2,975,286)
Credit contracts	—	(470,365)	—	(470,365)

Total	$(41,886)	$(5,451,942)	$(2,975,286)	$(8,469,114)

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Portfolio.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts available for Offset	Collateral Received(3)	Net Amount
Bank of America	$172,008	$(172,008)	$—	$—
Barclays Capital Group	229,315	(229,315)	—	—
BNP Paribas	77,543	(77,543)	—	—
Citigroup Global Markets	580,368	(580,368)	—	—
Credit Suisse First Boston Corp.	2,473	(2,473)	—	—
Deutsche Bank AG	318,538	(318,538)	—	—
Hong Kong & Shanghai Bank	290,928	(88,482)	—	202,446
JPMorgan Chase	259,880	(259,880)	—	—
Morgan Stanley	395,078	(395,078)	—	—
RBC Dominion Securities	463,677	(378,121)	—	85,556
Standard Chartered PLC	—	—	—	—
State Street Bank	24,529	(24,529)	—	—
Westpac Banking Corp.	68,692	(68,692)	—	—

	$2,883,029

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(221,588)	$172,008	$—	$(49,580)
Barclays Capital Group	(435,099)	229,315	—	(205,784)
BNP Paribas	(688,186)	77,543	—	(610,643)
Citigroup Global Markets	(662,349)	580,368	—	(81,981)
Credit Suisse First Boston Corp.	(17,351)	2,473	—	(14,878)
Deutsche Bank AG	(891,183)	318,538	—	(572,645)
Hong Kong & Shanghai Bank	(88,482)	88,482	—	—
JPMorgan Chase	(985,163)	259,880	—	(725,283)
Morgan Stanley	(520,829)	395,078	—	(125,751)
RBC Dominion Securities	(378,121)	378,121	—	—
Standard Chartered PLC	(207,043)	—	—	(207,043)
State Street Bank	(676,404)	24,529	—	(651,875)
Westpac Banking Corp.	(718,717)	68,692	—	(650,025)

	$(6,490,515)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Unaffiliated investments (cost $426,023,535)	$429,532,092
Affiliated investments (cost $367,970,120)	367,970,120
Deposit with broker	15,793,646
Receivable for investments sold	9,650,359
Dividends and interest receivable	2,866,567
Unrealized appreciation on foreign currency forward contracts	2,637,643
Due from broker—variation margin	1,428,752
Receivable for fund share sold	930,408
Unrealized appreciation on over-the-counter swap agreements	233,689
Premiums paid for swap agreements	11,697

Total Assets	831,054,973

LIABILITIES:
Payable for investments purchased	75,238,750
Unrealized depreciation on foreign currency forward contracts	5,612,929
Unrealized depreciation on over-the-counter swap agreements	515,817
Premiums received for swap agreements	361,769
Advisory fees payable	269,143
Payable for fund share repurchased	84,327
Payable to custodian	82,840
Accrued expenses and other liabilities	31,268
Distribution fee payable	8,253
Affiliated transfer agent fee payable	365

Total Liabilities	82,205,461

NET ASSETS	$748,849,512

Net assets were comprised of:
Paid-in capital	$750,410,025
Retained earnings	(1,560,513)

Net assets, June 30, 2014	$748,849,512

Net asset value and redemption price per share, $748,849,512 / 75,028,651 outstanding shares of beneficial interest	$9.98

STATEMENT OF OPERATIONS

(Unaudited)

For the Period April 28, 2014* through June 30, 2014

INCOME
Interest income	$1,829,150
Affiliated dividend income	75,649

1,904,799

EXPENSES
Advisory fees	1,077,261
Distribution fee	125,087
Custodian and accounting fees	20,000
Audit fee	10,000
Trustees’ fees	3,000
Legal fees and expenses	2,000
Shareholders’ reports	2,000
Transfer agent’s fees and expenses (including affiliated expense of $400)	2,000
Miscellaneous	2,314

Total expenses	1,243,662

NET INVESTMENT INCOME	661,137

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	834,144
Futures transactions	(1,285,764)
Swap agreements transactions	906,518
Foreign currency transactions	2,281,124

2,736,022

Net change in unrealized appreciation (depreciation) on:
Investments	3,508,557
Futures	(41,886)
Swap agreements	(5,451,942)
Foreign currencies	(2,972,401)

(4,957,672)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(2,221,650)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,560,513)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

April 28, 2014* through June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$661,137
Net realized gain on investment and foreign currency transactions	2,736,022
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,957,672)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(1,560,513)

FUND SHARE TRANSACTIONS:
Fund share sold [75,323,554 shares]	753,361,888
Fund share repurchased [294,903 shares]	(2,951,863)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	750,410,025

TOTAL INCREASE IN NET ASSETS	748,849,512
NET ASSETS:
Beginning of period	—

End of period	$748,849,512

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 99.3%	Shares	Value (Note 2)
Australia — 3.3%
Asciano Ltd.	21,681	$115,201
Spotless Group Holdings Ltd.*	776	1,207
Spotless Group Holdings Ltd., 144A*	17,691	27,525
Transurban Group	6,457	44,995

		188,928

Bermuda — 0.7%
Teekay Corp.	614	38,222

Brazil — 0.5%
Alupar Investimento SA, UTS	3,855	28,387

Canada — 6.8%
AltaGas Ltd.	1,356	62,371
Canadian Pacific Railway Ltd.	595	107,792
Enbridge, Inc.	1,620	76,901
Secure Energy Services, Inc.	2,869	63,051
Veresen, Inc.	4,497	79,020

		389,135

China — 7.1%
Beijing Enterprises Water Group Ltd.	86,588	57,891
China CNR Corp. Ltd. (Class H Stock), 144A*	82,285	55,208
China Longyuan Power Group Corp. (Class H Stock)	83,690	90,849
Huadian Fuxin Energy Corp. Ltd. (Class H Stock)	258,790	135,605
Jiangsu Expressway Co. Ltd. (Class H Stock)	25,575	30,266
Shenzhen Expressway Co. Ltd. (Class H Stock)	68,542	36,436

		406,255

France — 5.5%
Groupe Eurotunnel SA	11,435	154,705
Suez Environnement Co.	3,881	74,244
Veolia Environnement SA	4,351	82,890

		311,839

Germany — 1.9%
Fraport AG Frankfurt Airport Services
Worldwide	934	65,900
Siemens AG, ADR	307	40,582

		106,482

Italy — 5.7%
Atlantia SpA	6,529	185,998
Enel SpA	14,193	82,556
Telecom Italia SpA*	45,225	57,241

		325,795

Japan — 3.1%
East Japan Railway Co.	765	60,276
Nippon Prologis REIT, Inc., REIT	49	114,275

		174,551

Mexico — 1.0%
Promotora y Operadora de Infraestructura SAB de CV*	4,277	57,063

COMMON STOCKS (continued)	Shares	Value (Note 2)
New Zealand — 1.8%
Auckland International Airport Ltd.	12,742	$43,505
Meridian Energy Ltd.	51,566	55,984

		99,489

Portugal — 1.0%
EDP – Energias de Portugal SA	10,739	53,884

South Korea — 1.5%
Korea Electric Power Corp., ADR	4,757	87,529

Spain — 3.9%
Abertis Infraestructuras SA	5,543	127,524
Ferrovial SA	4,180	93,134

		220,658

Switzerland — 1.1%
Flughafen Zuerich AG	106	65,121

United Kingdom — 4.7%
Abengoa Yield PLC*	1,458	55,142
Drax Group PLC	7,806	85,461
Liberty Global PLC	1,246	52,718
National Grid PLC, ADR	655	48,719
Vodafone Group PLC, ADR	783	26,144

		268,184

United States — 49.7%
American Tower Corp., REIT	643	57,857
American Water Works Co., Inc.	1,022	50,538
Calpine Corp.*	2,234	53,192
Charter Communications, Inc. (Class A Stock)*	414	65,569
Cheniere Energy Partners LP Holdings LLC	2,536	62,994
Cheniere Energy, Inc.*	1,564	112,139
Dominion Resources, Inc.	758	54,212
Edison International	1,444	83,911
Energy Transfer Equity LP, MLP	2,048	120,709
Enlink Midstream LLC	1,302	54,241
EQT Midstream Partners LP, MLP	1,312	126,923
Exelon Corp.	1,467	53,516
Genesee & Wyoming, Inc. (Class A Stock)*	866	90,930
ITC Holdings Corp.	1,593	58,113
Kirby Corp.*	551	64,544
MPLX LP, MLP	1,847	119,132
NextEra Energy, Inc.	636	65,177
NiSource, Inc.	1,338	52,637
NRG Energy, Inc.	2,249	83,663
NRG Yield, Inc. (Class A Stock)	2,273	118,310
ONEOK, Inc.	1,585	107,907
Phillips 66 Partners LP, MLP	1,788	135,101
Plains GP Holdings LP (Class A Stock), MLP	2,394	76,584
Rockwell Automation, Inc.	392	49,063
SBA Communications Corp. (Class A Stock)*	1,070	109,461
SemGroup Corp. (Class A Stock)	1,652	130,260
Sempra Energy	787	82,407
SunEdison, Inc.*	2,428	54,873
Targa Resources Corp.	1,818	253,738
Union Pacific Corp.	735	73,316
Western Gas Equity Partners LP, MLP	1,156	72,481

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Williams Cos., Inc. (The)	2,254	$131,205

		2,824,703

TOTAL LONG-TERM INVESTMENTS (cost $5,120,230)		5,646,225

SHORT-TERM INVESTMENT — 1.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $65,243)(w)(Note 4)	65,243	65,243

TOTAL INVESTMENTS — 100.5% (cost $5,185,473)		5,711,468
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(25,731)

NET ASSETS — 100.0%		$5,685,737

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
UTS	Units Trust Security

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$28,732	$160,196	$—
Bermuda	38,222	—	—
Brazil	28,387	—	—
Canada	389,135	—	—
China	91,644	314,611	—
France	—	311,839	—
Germany	40,582	65,900	—
Italy	—	325,795	—
Japan	—	174,551	—
Mexico	57,063	—	—
New Zealand	55,984	43,505	—
Portugal	—	53,884	—
South Korea	87,529	—	—
Spain	—	220,658	—
Switzerland	—	65,121	—
United Kingdom	182,723	85,461	—
United States	2,824,703	—	—
Affiliated Money Market Mutual Fund	65,243	—	—

Total	$3,889,947	$1,821,521	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Oil, Gas & Consumable Fuels	31.0%
Transportation Infrastructure	13.2
Electric Utilities	11.1
Independent Power & Renewable Electricity Producers	9.8
Road & Rail	7.9
Multi-Utilities	7.0
Real Estate Investment Trusts (REITs)	3.0
Construction & Engineering	2.6
Wireless Telecommunication Services	2.4
Media	2.1
Water Utilities	1.9
Affiliated Money Market Mutual Fund	1.2

Marine	1.1%
Energy Equipment & Services	1.1
Diversified Telecommunication Services	1.0
Machinery	1.0
Semiconductors & Semiconductor Equipment	1.0
Electrical Equipment	0.9
Industrial Conglomerates	0.7
Commercial Services & Supplies	0.5

100.5
Liabilities in excess of other assets	(0.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Unaffiliated investments (cost $5,120,230)	$5,646,225
Affiliated investments (cost $65,243)	65,243
Foreign currency, at value (cost $1,388)	1,388
Due from advisor	10,750
Dividends and interest receivable	7,687
Tax reclaim receivable	2,585
Receivable for investments sold	1,703
Receivable for fund share sold	626

Total Assets	5,736,207

LIABILITIES:
Payable for investments purchased	29,873
Accrued expenses and other liabilities	19,920
Affiliated transfer agent fee payable	365
Payable for fund share repurchased	250
Distribution fee payable	62

Total Liabilities	50,470

NET ASSETS	$5,685,737

Net assets were comprised of:
Paid-in capital	$5,114,973
Retained earnings	570,764

Net assets, June 30, 2014	$5,685,737

Net asset value and redemption price per share, $5,685,737 / 510,686 outstanding shares of beneficial interest	$11.13

STATEMENT OF OPERATIONS

(Unaudited)

For the Period April 28, 2014* through June 30, 2014

INCOME
Unaffiliated dividend income (net of $3,789 foreign withholding tax)	$32,805
Affiliated dividend income	117
Interest income	14

32,936

EXPENSES
Advisory fees	9,150
Distribution fee	924
Custodian and accounting fees	12,000
Audit fee	7,000
Trustees’ fees	2,000
Legal fees and expenses	2,000
Shareholders’ reports	2,000
Transfer agent’s fees and expenses (including affiliated expense of $400)	2,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	1,848

Total expenses	39,922
Less: advisory fee waivers and/or expense reimbursement	(28,276)

Net expenses	11,646

NET INVESTMENT INCOME	21,290

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	24,994
Foreign currency transactions	(1,492)

23,502

Net change in unrealized appreciation (depreciation) on:
Investments	525,995
Foreign currencies	(23)

525,972

NET GAIN ON INVESTMENTS	549,474

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$570,764

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

April 28, 2014* through June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$21,290
Net realized gain on investment and foreign currency transactions	23,502
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	525,972

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	570,764

FUND SHARE TRANSACTIONS:
Fund share sold [510,712 shares]	5,115,265
Fund share repurchased [26 shares]	(292)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	5,114,973

TOTAL INCREASE IN NET ASSETS	5,685,737
NET ASSETS:
Beginning of period	—

End of period	$5,685,737

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST MANAGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.8%
	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS
AST ClearBridge Dividend Growth Portfolio*	1,611	$20,490
AST Global Real Estate Portfolio*	825	9,075
AST Goldman Sachs Mid-Cap Growth Portfolio*	4,211	30,659
AST International Growth Portfolio*	5,815	81,995
AST International Value Portfolio*	4,371	82,005
AST Jennison Global Infrastructure Portfolio*	407	4,526
AST Large-Cap Value Portfolio*	1,893	41,069
AST MFS Global Equity Portfolio*	1,436	22,753
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	1,058	27,759
AST Parametric Emerging Markets Equity Portfolio*	5,222	50,133
AST QMA US Equity Alpha Portfolio*	1,709	33,868
AST Small-Cap Growth Portfolio*	147	4,517
AST Small-Cap Value Portfolio*	205	4,396
AST T. Rowe Price Large-Cap Growth Portfolio*	1,934	41,127

TOTAL LONG-TERM INVESTMENTS (cost $441,054)(w)		454,372

SHORT-TERM INVESTMENT — 2.9%
	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $13,285)(w)(Note 4)	13,285	$13,285

TOTAL INVESTMENTS — 102.7% (cost $454,339)		467,657
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(12,182)

NET ASSETS — 100.0%		$455,475

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$467,657	$—	$—

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Investment Type
International Growth	24.0%
Large/Mid-Cap Value	22.5
International Value	18.0
Large/Mid-Cap Growth	15.8
Emerging Markets	11.0
Large/Mid-Cap Blend	4.5
Affiliated Money Market Mutual Fund	2.9

Sector	2.0%
Small-Cap Growth	1.0
Small-Cap Value	1.0

102.7
Liabilities in excess of other assets	(2.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST MANAGED EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Affiliated investments (cost $454,339)	$467,657
Receivable for investments sold	4,600
Due from advisor	2,101

Total Assets	474,358

LIABILITIES:
Accrued expenses and other liabilities	18,499
Affiliated transfer agent fee payable	365
Payable for fund share repurchased	19

Total Liabilities	18,883

NET ASSETS	$455,475

Net assets were comprised of:
Paid-in capital	$441,336
Retained earnings	14,139

Net assets, June 30, 2014	$455,475

Net asset value and redemption price per share, $455,475 / 43,423 outstanding shares of beneficial interest	$10.49

STATEMENT OF OPERATIONS

(Unaudited)

For the Period April 28, 2014* through June 30, 2014

INCOME
Affiliated dividend income	$1

EXPENSES
Advisory fees	68
Custodian and accounting fees	11,000
Audit fee	6,000
Trustees’ fees	2,000
Legal fees and expenses	2,000
Shareholders’ reports	2,000
Transfer agent’s fees and expenses (including affiliated expense of $400)	2,000
Miscellaneous	2,176

Total expenses	27,244
Less: advisory fee waivers and/or expense reimbursement	(27,183)

Net expenses	61

NET INVESTMENT LOSS	(60)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions (including affiliated $881)	881
Net change in unrealized appreciation (depreciation) on investments (including affiliated $13,318)	13,318

NET GAIN ON INVESTMENTS	14,199

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,139

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

April 28, 2014* through June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(60)
Net realized gain on investment transactions	881
Net change in unrealized appreciation (depreciation) on investments	13,318

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	14,139

FUND SHARE TRANSACTIONS:
Fund share sold [43,460 shares]	441,718
Fund share repurchased [37 shares]	(382)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	441,336

TOTAL INCREASE IN NET ASSETS	455,475
NET ASSETS:
Beginning of period	—

End of period	$455,475

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST MANAGED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.8%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST Goldman Sachs Strategic Income Portfolio*	13,960	$139,323
AST High Yield Portfolio*	10,889	93,969
AST PIMCO Limited Maturity Bond Portfolio*	4,285	44,695
AST PIMCO Total Return Bond Portfolio*	11,178	142,076
AST Prudential Core Bond Portfolio*	30,050	331,748
AST Templeton Global Bond Portfolio*	8,473	93,792
AST Western Asset Emerging Markets Debt Portfolio*	9,362	97,833

TOTAL LONG-TERM INVESTMENTS (cost $938,006)(w)		943,436

SHORT-TERM INVESTMENT — 1.9%
	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $18,444)(w)(Note 4)	18,444	$18,444

TOTAL INVESTMENTS — 101.7% (cost $956,450)		961,880
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(16,501)

NET ASSETS — 100.0%		$945,379

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$961,880	$—	$—

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Investment Type
Core Bonds	69.6%
Emerging Markets	10.3
High Yield	10.0
Global Bonds	9.9

Affiliated Money Market Mutual Funds	1.9%

101.7
Liabilities in excess of other assets	(1.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST MANAGED FIXED INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Affiliated investments (cost $956,450)	$961,880
Due from advisor	2,020
Dividends receivable	1

Total Assets	963,901

LIABILITIES:
Accrued expenses and other liabilities	18,113
Affiliated transfer agent fee payable	365
Payable for fund share repurchased	44

Total Liabilities	18,522

NET ASSETS	$945,379

Net assets were comprised of:
Paid-in capital	$940,252
Retained earnings	5,127

Net assets, June 30, 2014	$945,379

Net asset value and redemption price per share, $945,379 / 93,020 outstanding shares of beneficial interest	$10.16

STATEMENT OF OPERATIONS

(Unaudited)

For the Period April 28, 2014* through June 30, 2014

INCOME
Affiliated dividend income	$2

EXPENSES
Advisory fees	111
Custodian and accounting fees	11,000
Audit fee	6,000
Trustees’ fees	2,000
Legal fees and expenses	2,000
Shareholders’ reports	2,000
Transfer agent’s fees and expenses (including affiliated expense of $400)	2,000
Miscellaneous	1,791

Total expenses	26,902
Less: advisory fee waivers and/or expense reimbursement	(26,585)

Net expenses	317

NET INVESTMENT LOSS	(315)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions (including affiliated $12)	12
Net change in unrealized appreciation (depreciation) on investments (including affiliated $5,430)	5,430

NET GAIN ON INVESTMENTS	5,442

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,127

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

April 28, 2014* through June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(315)
Net realized gain on investment transactions	12
Net change in unrealized appreciation (depreciation) on investments	5,430

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,127

FUND SHARE TRANSACTIONS:
Fund share sold [94,042 shares]	950,593
Fund share repurchased [1,022 shares]	(10,341)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	940,252

TOTAL INCREASE IN NET ASSETS	945,379
NET ASSETS:
Beginning of period	—

End of period	$945,379

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 75.4%
	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS — 61.8%
AST Global Real Estate Portfolio*	38,610	$424,711
AST High Yield Portfolio*	50,177	433,028
AST Prudential Core Bond Portfolio*	20,876	230,472
AST QMA Emerging Markets Equity Portfolio*	44,802	460,565
AST QMA US Equity Alpha Portfolio*	111,632	2,212,540

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,601,505)(w)		3,761,316

EXCHANGE TRADED FUNDS — 13.6%
iShares MSCI EMU	9,750	412,620
iShares MSCI Europe Financials	100	2,467
SPDR S&P 500 ETF Trust	2,120	414,926

TOTAL EXCHANGE TRADED FUNDS (cost $821,039)		830,013

TOTAL LONG-TERM INVESTMENTS (cost $4,422,544)		4,591,329

SHORT-TERM INVESTMENTS — 24.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 23.1%
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $1,408,143)(w)(Note 4)	1,408,143	1,408,143

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATION(n) — 1.7%
U.S. Treasury Bills (cost $99,997) 0.015%	09/18/14	100	$99,996

TOTAL SHORT-TERM INVESTMENTS (cost $1,508,140)			1,508,139

TOTAL INVESTMENTS — 100.2% (cost $5,930,684)			6,099,468
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(13,276)

NET ASSETS — 100.0%			$6,086,192

The following abbreviations are used in the Portfolio descriptions:

ETF	Exchange Traded Fund
EMU	European Economic & Monetary Union
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,169,459	$—	$—
Exchange Traded Funds	830,013	—	—
U.S. Treasury Obligation	—	99,996	—

Total	$5,999,472	$99,996	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

Large/Mid-Cap Value	36.3%
Money Market	23.1
Exchange Traded Funds	13.6
Emerging Markets	7.6
High Yield	7.1
Sector	7.0

Core Bonds	3.8%
U.S. Treasury Obligation	1.7

100.2
Liabilities in excess of other assets	(0.2)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

At June 30, 2014, the Portfolio did not have any derivative instruments in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$44,320

For the period ended June 30, 2014, the Portfolio did not have any change in unrealized appreciation or (depreciation) on derivatives recognized in income.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Affiliated investments (cost $5,009,648)	$5,169,459
Unaffiliated investments (cost $921,036)	930,009
Dividends and interest receivable	10,183
Due from advisor	1,453

Total Assets	6,111,104

LIABILITIES:
Accrued expenses and other liabilities	24,476
Affiliated transfer agent fee payable	365
Payable for fund share repurchased	45
Distribution fee payable	26

Total Liabilities	24,912

NET ASSETS	$6,086,192

Net assets were comprised of:
Paid-in capital	$5,867,371
Retained earnings	218,821

Net assets, June 30, 2014	$6,086,192

Net asset value and redemption price per share, $6,086,192 / 584,633 outstanding shares of beneficial interest	$10.41

STATEMENT OF OPERATIONS

(Unaudited)

For the Period April 28, 2014* through June 30, 2014

INCOME
Unaffiliated dividend income	$10,003
Affiliated dividend income	372
Interest income	3

10,378

EXPENSES
Advisory fees	11,097
Distribution fee	973
Custodian and accounting fees	17,000
Audit fee	6,000
Trustees’ fees	2,000
Legal fees and expenses	2,000
Shareholders’ reports	2,000
Transfer agent’s fees and expenses (including affiliated expense of $400)	2,000
Miscellaneous	2,166

Total expenses	45,236
Less: advisory fee waivers and/or expense reimbursement	(38,462)
Less: distribution fee waiver	(608)

Net expenses	6,166

NET INVESTMENT INCOME	4,212

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions (including affiliated $1,505)	1,505
Futures transactions	44,320

45,825

Net change in unrealized appreciation (depreciation) on investments (including affiliated $159,811)	168,784

NET GAIN ON INVESTMENTS	214,609

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$218,821

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

April 28, 2014* through June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,212
Net realized gain on investment transactions	45,825
Net change in unrealized appreciation (depreciation) on investments	168,784

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	218,821

FUND SHARE TRANSACTIONS:
Fund share sold [612,422 shares]	6,155,507
Fund share repurchased [27,789 shares]	(288,136)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	5,867,371

TOTAL INCREASE IN NET ASSETS	6,086,192
NET ASSETS:
Beginning of period	—

End of period	$6,086,192

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 95.4%
COMMON STOCKS — 73.4%	Shares	Value (Note 2)
Aerospace & Defense — 2.2%
Airbus Group NV (France)	136	$9,119
B/E Aerospace, Inc.*	22	2,035
Boeing Co. (The)	284	36,133
Honeywell International, Inc.	201	18,683
Precision Castparts Corp.	73	18,425
Rockwell Collins, Inc.	38	2,969
Rolls-Royce Holdings PLC (United Kingdom)*	350	6,395
Textron, Inc.	146	5,590
United Technologies Corp.	361	41,677
Zodiac Aerospace (France)	48	1,625

		142,651

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	43	2,743
FedEx Corp.	42	6,358
Hyundai Glovis Co. Ltd. (South Korea)	5	1,332
Toll Holdings Ltd. (Australia)	643	3,095
United Parcel Service, Inc. (Class B Stock)	72	7,392

		20,920

Airlines — 0.9%
Air Arabia PJSC (United Arab Emirates)	2,735	923
American Airlines Group, Inc.*	936	40,211
Delta Air Lines, Inc.	146	5,653
Flybe Group PLC (United Kingdom)*	479	981
Ryanair Holdings PLC (Ireland), ADR*	68	3,794
United Continental Holdings, Inc.*	199	8,173

		59,735

Auto Components — 1.0%
Aisin Seiki Co. Ltd. (Japan)	100	3,981
Delphi Automotive PLC (United Kingdom)	30	2,062
Faurecia (France)	52	1,962
GKN PLC (United Kingdom)	923	5,730
Hyundai Mobis (South Korea)	22	6,179
Johnson Controls, Inc.	218	10,885
Koito Manufacturing Co. Ltd. (Japan)	400	10,250
Leoni AG (Germany)	36	2,861
Musashi Seimitsu Industry Co. Ltd. (Japan)	100	2,509
NHK Spring Co. Ltd. (Japan)	200	1,877
Nokian Renkaat OYJ (Finland)	8	312
TRW Automotive Holdings Corp.*	137	12,264
Unipres Corp. (Japan)	100	2,405

		63,277

Automobiles — 0.8%
Astra International Tbk PT (Indonesia)	3,000	1,842
Dongfeng Motor Group Co. Ltd. (China)
(Class H Stock)	2,000	3,582
General Motors Co.	208	7,550
Harley-Davidson, Inc.	39	2,724
Honda Motor Co. Ltd. (Japan)	300	10,468
Hyundai Motor Co. (South Korea)	25	5,668
Mitsubishi Motors Corp. (Japan)	300	3,315
Nissan Motor Co. Ltd. (Japan)	600	5,682
Tata Motors Ltd. (India), ADR	110	4,297
Tesla Motors, Inc.*	21	5,041

		50,169

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks — 4.6%
Axis Bank Ltd. (India), GDR, RegS	153	$4,850
Banco Bilbao Vizcaya Argentaria SA (Spain)	682	8,692
Banco Santander Chile (Chile), ADR	31	820
Bangkok Bank PCL (Thailand)	300	1,784
Bank Central Asia Tbk PT (Indonesia)	3,100	2,879
Bank Mandiri Persero Tbk PT (Indonesia)	2,300	1,884
Bank Muscat SAOG (Oman), GDR, RegS	124	831
Bank of America Corp.	1,196	18,383
Bank of China Ltd. (China) (Class H Stock)	3,000	1,343
Bank of the Ryukyus Ltd. (Japan)	100	1,434
Barclays PLC (United Kingdom)	2,525	9,198
Barclays PLC (United Kingdom), ADR	480	7,013
Boston Private Financial Holdings, Inc.	151	2,029
CIMB Group Holdings Bhd (Malaysia)	700	1,596
CIT Group, Inc.	33	1,510
Citigroup, Inc.	434	20,441
Danske Bank A/S (Denmark)	113	3,194
DnB ASA (Norway)	252	4,604
East West Bancorp, Inc.	64	2,239
Erste Group Bank AG (Austria)	114	3,686
First Gulf Bank PJSC (United Arab Emirates)	97	420
First Niagara Financial Group, Inc.	211	1,844
First Republic Bank	31	1,705
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	800	5,721
Grupo Financiero Santander Mexico SAB de CV (Mexico), ADR	60	797
Hana Financial Group, Inc. (South Korea)	111	4,113
HDFC Bank Ltd. (India), ADR	159	7,444
ICICI Bank Ltd. (India), ADR*	78	3,892
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	4,000	2,529
JPMorgan Chase & Co.	675	38,893
Kasikornbank PCL (Thailand), NVDR*	400	2,514
Lloyds Banking Group PLC (United Kingdom)*	5,204	6,615
Piraeus Bank SA (Greece)*	994	2,202
PNC Financial Services Group, Inc. (The)	218	19,413
Preferred Bank*	77	1,820
Royal Bank of Scotland Group PLC (United Kingdom)*	1,040	5,845
Sberbank of Russia (Russia), ADR	640	6,483
Shinhan Financial Group Co. Ltd. (South Korea)	97	4,475
Signature Bank*	17	2,145
Standard Chartered PLC (United Kingdom)	418	8,544
Svenska Handelsbanken AB (Sweden) (Class A Stock)	171	8,362
TCF Financial Corp.	110	1,801
Turkiye Garanti Bankasi A/S (Turkey)	941	3,685
Turkiye Halk Bankasi A/S (Turkey)	101	758
U.S. Bancorp	449	19,451
UniCredit SpA (Italy)	1,112	9,298
Valley National Bancorp	166	1,645
Wells Fargo & Co.	612	32,167

		302,991

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages — 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)*	55	$674
Anheuser-Busch InBev NV (Belgium)	47	5,400
Baron de Ley (Spain)*	5	505
Coca-Cola Co. (The)	59	2,499
Constellation Brands, Inc. (Class A Stock)*	16	1,410
Diageo PLC (United Kingdom)	66	2,102
Dr. Pepper Snapple Group, Inc.	106	6,209
Monster Beverage Corp.*	16	1,136
PepsiCo, Inc.	316	28,231
Pernod Ricard SA (France)	56	6,727
SABMiller PLC (United Kingdom) (XJSE)	88	5,103
SABMiller PLC (United Kingdom) (XLON)	47	2,724

		62,720

Biotechnology — 1.7%
Abcam PLC (United Kingdom)	180	1,171
ACADIA Pharmaceuticals, Inc.*	42	949
Acceleron Pharma, Inc.*	12	408
Alexion Pharmaceuticals, Inc.*	80	12,500
Alkermes PLC*	33	1,661
Alnylam Pharmaceuticals, Inc.*	19	1,200
Amgen, Inc.	46	5,445
Biogen Idec, Inc.*	69	21,756
BioMarin Pharmaceutical, Inc.*	30	1,866
Celgene Corp.*	155	13,311
Cepheid*	37	1,774
CSL Ltd. (Australia)	34	2,134
Cubist Pharmaceuticals, Inc.*	30	2,095
Gilead Sciences, Inc.*	369	30,594
Grifols SA (Spain)	38	2,076
Incyte Corp. Ltd.*	34	1,919
Intercept Pharmaceuticals, Inc.*	2	473
Isis Pharmaceuticals, Inc.*	57	1,964
Pharmacyclics, Inc.*	24	2,153
Regeneron Pharmaceuticals, Inc.*	10	2,825
Regulus Therapeutics, Inc.*	18	145
Seattle Genetics, Inc.*	55	2,104
Vertex Pharmaceuticals, Inc.*	28	2,651

		113,174

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	63	3,205
Fortune Brands Home & Security, Inc.	55	2,196
Lindab International AB (Sweden)*	38	445
Nibe Industrier AB (Sweden) (Class B Stock)	30	942
Polypipe Group PLC (United Kingdom)*	205	877
Sanitec Corp. (Finland)*	72	955
Sankyo Tateyama, Inc. (Japan)	100	2,020
Volution Group PLC (United Kingdom)*	286	744

		11,384

Capital Markets — 2.5%
3i Group PLC (United Kingdom)	219	1,505
Ameriprise Financial, Inc.	115	13,800
Avanza Bank Holding AB (Sweden)	38	1,592
Banca Generali SpA (Italy)	50	1,375
BlackRock, Inc.	8	2,557
BT Investment Management Ltd. (Australia)	302	1,837

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
Credit Suisse Group AG (Switzerland)*	457	$12,997
Evercore Partners, Inc. (Class A Stock)	11	634
GAM Holding AG (Switzerland)*	147	2,798
Intermediate Capital Group PLC (United Kingdom)	138	921
Invesco Ltd.	302	11,401
Investec PLC (United Kingdom)	733	6,753
IP Group PLC (United Kingdom)*	157	537
Julius Baer Group Ltd. (Switzerland)*	51	2,101
Jupiter Fund Management PLC (United Kingdom)	312	2,131
Leonteq AG (Switzerland)*	5	1,200
LPL Financial Holdings, Inc.	70	3,482
Macquarie Group Ltd. (Australia)	34	1,913
Morgan Stanley	801	25,896
Noah Holdings Ltd. (China), ADS*	43	608
Northern Trust Corp.	87	5,586
Partners Group Holding AG (Switzerland)	5	1,366
Rathbone Brothers PLC (United Kingdom)	9	305
Raymond James Financial, Inc.	37	1,877
SEI Investments Co.	53	1,737
State Street Corp.	386	25,962
TD Ameritrade Holding Corp.	673	21,099
Vostok Nafta Investment Ltd. (Sweden)*	35	276
Waddell & Reed Financial, Inc. (Class A Stock)	110	6,885

		161,131

Chemicals — 2.3%
Air Liquide SA (France)	18	2,486
Air Products & Chemicals, Inc.	5	643
Airgas, Inc.	60	6,535
Ashland, Inc.	17	1,849
Calgon Carbon Corp.*	64	1,429
Celanese Corp. (Class A Stock)	295	18,963
Ecolab, Inc.	213	23,715
Flotek Industries, Inc.*	12	386
FMC Corp.	14	997
Fufeng Group Ltd. (China)	3,000	1,126
IMCD Group NV (Netherlands)*	19	591
Incitec Pivot Ltd. (Australia)	961	2,627
International Flavors & Fragrances, Inc.	3	313
LyondellBasell Industries NV (Class A Stock)	90	8,789
Mexichem SAB de CV (Mexico)	100	414
Monsanto Co.	39	4,865
Mosaic Co. (The)	62	3,066
Nihon Parkerizing Co. Ltd. (Japan)	100	2,293
Nissan Chemical Industries Ltd. (Japan)	100	1,555
Platform Specialty Products Corp.*	10	280
Potash Corp. of Saskatchewan, Inc. (Canada)	200	7,592
Praxair, Inc.	127	16,871
Rockwood Holdings, Inc.	20	1,520
RPM International, Inc.	115	5,311
Sherwin-Williams Co. (The)	110	22,760
Sigma-Aldrich Corp.	66	6,698
Sociedad Quimica y Minera de Chile SA (Chile), ADR	7	205
Syngenta AG (Switzerland)	10	3,694

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Valspar Corp. (The)	3	$229
Victrex PLC (United Kingdom)	102	2,970
WR Grace & Co.*	20	1,891

		152,663

Commercial Services & Supplies — 0.6%
ARC Document Solutions, Inc.*	130	762
Brambles Ltd. (Australia)	403	3,492
Downer EDI Ltd. (Australia)	724	3,090
Edenred (France)	143	4,336
Healthcare Services Group, Inc.	61	1,796
Iron Mountain, Inc.	64	2,269
ISS A/S (Denmark)*	65	2,322
KAR Auction Services, Inc.	49	1,562
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	18	1,231
Msa Safety, Inc.	9	517
PayPoint PLC (United Kingdom)	119	2,236
Republic Services, Inc.	56	2,126
Serco Group PLC (United Kingdom)	460	2,877
Tyco International Ltd.	284	12,950

		41,566

Communications Equipment — 0.3%
Brocade Communications Systems, Inc.	165	1,518
Cisco Systems, Inc.	155	3,852
JDS Uniphase Corp.*	121	1,509
QUALCOMM, Inc.	120	9,504
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	231	2,791
VTech Holdings Ltd. (Hong Kong)	100	1,329

		20,503

Construction & Engineering — 0.2%
Carbures Europe SA (Spain)*	18	834
Chicago Bridge & Iron Co. NV	25	1,705
Fluor Corp.	27	2,076
Jacobs Engineering Group, Inc.*	15	799
Larsen & Toubro Ltd. (India), GDR, RegS	56	1,572
Leighton Holdings Ltd. (Australia)	122	2,265
Quanta Services, Inc.*	39	1,349
Yoma Strategic Holdings Ltd. (Singapore)	1,000	574

		11,174

Construction Materials — 0.6%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	500	1,715
China National Building Material Co. Ltd. (China) (Class H Stock)	2,000	1,761
China Shanshui Cement Group Ltd. (China)(g)	2,000	704
Eagle Materials, Inc.	5	471
Fletcher Building Ltd. (New Zealand)	431	3,323
Holcim Ltd. (Switzerland)*	184	16,162
James Hardie Industries PLC (Ireland)	289	3,770
Martin Marietta Materials, Inc.	39	5,150
Siam Cement PCL (The) (Thailand)*	100	1,393
Taiwan Cement Corp. (Taiwan)	1,000	1,515
Vulcan Materials Co.	26	1,658

		37,622

COMMON STOCKS (continued)	Shares	Value (Note 2)
Consumer Finance — 0.6%
American Express Co.	214	$20,302
Capital One Financial Corp.	123	10,160
Credito Real SAB de CV (Mexico)	200	448
Discover Financial Services	163	10,103
Santander Consumer USA Holdings, Inc.	45	875

		41,888

Containers & Packaging — 0.2%
Amcor Ltd. (Australia)	417	4,101
Ball Corp.	11	689
Berry Plastics Group, Inc.*	27	697
CPMC Holdings Ltd. (China)	1,000	862
MeadWestvaco Corp.	14	620
Packaging Corp. of America	29	2,073
Rock-Tenn Co. (Class A Stock)	15	1,584
Smurfit Kappa Group PLC (Ireland)	43	984
Vidrala SA (Spain)	25	1,240

		12,850

Distributors — 0.1%
Dah Chong Hong Holdings Ltd. (China)	2,000	1,196
D’ieteren SA/NV (Belgium)	23	963
LKQ Corp.*	59	1,575

		3,734

Diversified Consumer Services
MegaStudy Co. Ltd. (South Korea)	9	537

Diversified Financial Services — 0.2%
BM&FBovespa SA (Brazil)	200	1,053
Bursa Malaysia Bhd (Malaysia)(g)	300	725
Deutsche Boerse AG (Germany)	22	1,706
FirstRand Ltd. (South Africa)	151	578
GT Capital Holdings, Inc. (Philippines)	60	1,196
Intercontinental Exchange, Inc.	29	5,478
McGraw Hill Financial, Inc.	43	3,570

		14,306

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	159	5,622
China Unicom Hong Kong Ltd. (China)	2,000	3,075
Iliad SA (France)	13	3,930
Jazztel PLC (Spain)*	123	1,751
Level 3 Communications, Inc.*	35	1,537
Nippon Telegraph & Telephone Corp. (Japan)	200	12,466
Telecom Italia SpA (Italy)	4,436	4,388
Telefonica Deutschland Holding AG (Germany)*	321	2,653
Telefonica SA (Spain)	307	5,271
Windstream Holdings, Inc.	416	4,143
Xl Axiata Tbk PT (Indonesia)	1,900	817

		45,653

Electric Utilities — 0.8%
American Electric Power Co., Inc.	129	7,194
EDP – Energias do Brasil SA (Brazil)	800	3,925
Entergy Corp.	172	14,119
Exelon Corp.	312	11,382
FirstEnergy Corp.	245	8,506
PNM Resources, Inc.	16	469

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
SSE PLC (United Kingdom)	256	$6,858

		52,453

Electrical Equipment — 0.4%
Acuity Brands, Inc.	18	2,489
AZZ, Inc.	13	599
Babcock & Wilcox Co. (The)	33	1,071
Eaton Corp. PLC	71	5,480
Generac Holdings, Inc.*	12	585
Hubbell, Inc. (Class B Stock)	18	2,217
Kendrion NV (Netherlands)	29	1,006
LS Industrial Systems Co. Ltd. (South Korea)	7	456
Mersen (France)	48	1,503
Nexans SA (France)*	46	2,411
Prysmian SpA (Italy)	151	3,410
Schneider Electric SE (France)	46	4,337
Sensata Technologies Holding NV*	32	1,497
Vacon PLC (Finland)	28	1,137

		28,198

Electronic Equipment, Instruments & Components — 0.3%
Cognex Corp.*	40	1,536
Domino Printing Sciences PLC (United Kingdom)	116	1,191
Electrocomponents PLC (United Kingdom)	205	921
FEI Co.	17	1,542
Hexagon AB (Sweden) (Class B Stock)	129	4,156
Ingram Micro, Inc. (Class A Stock)*	55	1,607
Oxford Instruments PLC (United Kingdom)	46	1,023
Trimble Navigation Ltd.*	71	2,623
Zebra Technologies Corp. (Class A Stock)*	19	1,564

		16,163

Energy Equipment & Services — 0.7%
AMEC PLC (United Kingdom)	247	5,129
Cameron International Corp.*	19	1,286
Core Laboratories NV	15	2,506
Electromagnetic GeoServices (Norway)*	177	184
Enerflex Ltd. (Canada)	10	190
Exterran Holdings, Inc.	18	810
Halliburton Co.	29	2,059
Helix Energy Solutions Group, Inc.*	19	500
Hilong Holding Ltd. (China)	1,000	497
John Wood Group PLC (United Kingdom)	32	441
National Oilwell Varco, Inc.	56	4,612
Oceaneering International, Inc.	30	2,344
Patterson-UTI Energy, Inc.	28	978
Schlumberger Ltd.	155	18,282
Shawcor Ltd. (Canada)	20	1,112
Superior Energy Services, Inc.	57	2,060
Tenaris SA (Luxembourg), ADR	39	1,839
Tesco Corp.	8	171

		45,000

Food & Staples Retailing — 1.4%
BIM Birlesik Magazalar A/S (Turkey)	134	3,074
Convenience Retail Asia Ltd. (Hong Kong)	2,000	1,381
Costco Wholesale Corp.	59	6,794
CP ALL PCL (Thailand)	1,400	2,071
CVS Caremark Corp.	126	9,497

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Delhaize Group SA (Belgium)	63	$4,263
FamilyMart Co. Ltd. (Japan)	200	8,623
GS Retail Co. Ltd. (South Korea)(g)	48	1,174
Hero Supermarket Tbk PT (Indonesia)*(g)	900	212
Jeronimo Martins SGPS SA (Portugal)	106	1,743
Koninklijke Ahold NV (Netherlands)	185	3,469
Magnit OJSC (Russia), GDR, RegS	144	8,496
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	100	3,461
PriceSmart, Inc.	9	783
Raia Drogasil SA (Brazil)	240	1,992
Rite Aid Corp.*	286	2,051
Shoprite Holdings Ltd. (South Africa)	275	3,985
Sprouts Farmers Market, Inc.*	45	1,472
Sysco Corp.	123	4,606
Tesco PLC (United Kingdom)	563	2,736
Walgreen Co.	101	7,487
Wal-Mart de Mexico SAB de CV (Mexico)
(Class V Stock)	2,800	7,506
Wal-Mart Stores, Inc.	68	5,105
Whole Foods Market, Inc.	29	1,120

		93,101

Food Products — 1.2%
Archer-Daniels-Midland Co.	124	5,470
Binggrae Co. Ltd. (South Korea)	18	1,540
BRF SA (Brazil)	40	971
Bunge Ltd.	120	9,077
China Huiyuan Juice Group Ltd. (China)*(g)	1,500	728
CJ CheilJedang Corp. (South Korea)	3	1,021
ConAgra Foods, Inc.	13	386
Flowers Foods, Inc.	78	1,644
General Mills, Inc.	155	8,144
Grupo Lala SAB de CV (Mexico)	200	529
Ingredion, Inc.	87	6,528
Kellogg Co.	27	1,774
Keurig Green Mountain, Inc.	4	498
Mayora Indah Tbk PT (Indonesia)(g)	500	1,241
McCormick & Co., Inc.	40	2,864
Mondelez International, Inc. (Class A Stock)	125	4,701
Nestle SA (Switzerland)	230	17,822
Post Holdings, Inc.*	13	662
Uni-President China Holdings Ltd. (China)	1,000	767
Uni-President Enterprises Corp. (Taiwan)	2,000	3,592
Universal Robina Corp. (Philippines)	580	2,050
Want Want China Holdings Ltd. (China)	2,000	2,879

		74,888

Gas Utilities — 0.2%
GAIL India Ltd. (India), GDR, RegS	10	462
Gas Natural SDG SA (Spain)	150	4,739
Infraestructura Energetica Nova SAB de CV (Mexico)	100	555
National Fuel Gas Co.	25	1,958
Snam SpA (Italy)	445	2,680
WGL Holdings, Inc.	34	1,465

		11,859

Health Care Equipment & Supplies — 1.2%
Align Technology, Inc.*	66	3,699
Ambu A/S (Denmark)	17	1,240

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Becton, Dickinson and Co.	85	$10,055
BioMerieux (France)	4	431
Cochlear Ltd. (Australia)	16	931
Covidien PLC	205	18,487
DENTSPLY International, Inc.	184	8,712
Elekta AB (Sweden) (Class B Stock)	137	1,740
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	386	1,605
GN Store Nord A/S (Denmark)	140	4,012
IDEXX Laboratories, Inc.*	18	2,404
Intuitive Surgical, Inc.*	6	2,471
Medtronic, Inc.	38	2,423
Olympus Corp. (Japan)*	100	3,441
ResMed, Inc.	26	1,316
Sirona Dental Systems, Inc.*	17	1,402
Sonova Holding AG (Switzerland)	28	4,269
Stryker Corp.	104	8,769
West Pharmaceutical Services, Inc.	38	1,603
Wright Medical Group, Inc.*	54	1,696

		80,706

Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.	88	6,394
Arseus NV (Belgium)	35	2,003
Cardinal Health, Inc.	45	3,085
CIGNA Corp.	151	13,887
Espirito Santo Saude SGPS SA (Portugal)*	231	1,170
Fresenius SE & Co. KGaA (Germany)	18	2,684
HCA Holdings, Inc.*	176	9,923
Henry Schein, Inc.*	15	1,780
McKesson Corp.	202	37,614
Molina Healthcare, Inc.*	33	1,473
UnitedHealth Group, Inc.	371	30,329
WellPoint, Inc.	80	8,609

		118,951

Health Care Technology
athenahealth, Inc.*	5	626
Veeva Systems, Inc.*	9	229

		855

Hotels, Restaurants & Leisure — 2.2%
Ajisen China Holdings Ltd. (Hong Kong)(g)	2,000	1,553
Autogrill SpA (Italy)*	31	273
Bloomin’ Brands, Inc.*	73	1,637
Carnival Corp.	494	18,599
Chipotle Mexican Grill, Inc.*	23	13,628
Compass Group PLC (United Kingdom)*	291	5,059
Denny’s Corp.*	238	1,552
eDreams ODIGEO SL (Spain)*	29	208
Hilton Worldwide Holdings, Inc.*	150	3,495
Ladbrokes PLC (United Kingdom)	198	475
Las Vegas Sands Corp.	261	19,893
Marriott International, Inc. (Class A Stock)	79	5,064
McDonald’s Corp.	35	3,526
MGM Resorts International*	295	7,788
Paddy Power PLC (Ireland)*	9	592
Papa John’s International, Inc.	22	933
Round One Corp. (Japan)	100	637
Royal Caribbean Cruises Ltd.	29	1,612

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	210	$16,250
Starwood Hotels & Resorts Worldwide, Inc.	104	8,405
Tim Hortons, Inc. (Canada)	26	1,422
Tuniu Corp. (China)*	45	793
William Hill PLC (United Kingdom)	666	3,739
Wynn Macau Ltd. (Macau)	2,000	7,833
Wynn Resorts Ltd.	82	17,020
Yum! Brands, Inc.	9	731

		142,717

Household Durables — 0.3%
Harman International Industries, Inc.	21	2,256
Iida Group Holdings Co. Ltd. (Japan)	100	1,520
Jarden Corp.*	31	1,840
Lennar Corp. (Class A Stock)	27	1,133
MDC Holdings, Inc.	63	1,908
Persimmon PLC (United Kingdom)*	138	3,006
Skyline Corp.*	363	1,492
Sony Corp. (Japan)	200	3,342
UCP, Inc. (Class A Stock)*	116	1,586

		18,083

Household Products — 0.4%
Colgate-Palmolive Co.	49	3,341
Energizer Holdings, Inc.	20	2,441
LG Household & Health Care Ltd. (South Korea)	14	6,302
Procter & Gamble Co. (The)	156	12,260
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	174	4,532

		28,876

Independent Power & Renewable Electricity Producers — 0.7%
AES Corp.	858	13,342
ALBIOMA (France)	15	382
Calpine Corp.*	435	10,357
China Longyuan Power Group Corp. (China) (Class H Stock)	1,000	1,086
Glow Energy PCL (Thailand)	200	513
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	4,000	1,321
NRG Energy, Inc.	520	19,344

		46,345

Industrial Conglomerates — 1.8%
3M Co.	75	10,743
Beijing Enterprises Holdings Ltd. (China)	1,000	9,466
Carlisle Cos., Inc.	17	1,473
Danaher Corp.	481	37,869
DCC PLC (Ireland)	19	1,165
General Electric Co.	1,214	31,904
Koninklijke Philips NV (Netherlands)	102	3,237
Roper Industries, Inc.	122	17,813
SM Investments Corp. (Philippines)	120	2,243

		115,913

Insurance — 2.3%
AIA Group Ltd. (Hong Kong)	3,600	18,089
Allstate Corp. (The)	180	10,570
AON PLC	107	9,640
Aviva PLC (United Kingdom)	695	6,064

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
AXA SA (France)	187	$4,468
China Life Insurance Co. Ltd. (Taiwan)	1,000	923
Chubb Corp. (The)	87	8,019
CNA Financial Corp.	39	1,576
CNO Financial Group, Inc.	117	2,083
Direct Line Insurance Group PLC (United Kingdom)	1,251	5,773
Fidelity National Financial, Inc. (Class A Stock)	99	3,243
First American Financial Corp.	73	2,029
FNF Group*	7	192
Islamic Arab Insurance Co. (United Arab Emirates)*	1,473	277
Marsh & McLennan Cos., Inc.	207	10,727
MetLife, Inc.	372	20,668
Muenchener Rueckversicherungs AG (Germany)	18	3,986
Old Republic International Corp.	126	2,084
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	500	3,871
Progressive Corp. (The)	245	6,213
Protective Life Corp.	32	2,219
QBE Insurance Group Ltd. (Australia)	302	3,093
Sanlam Ltd. (South Africa)	303	1,759
Sony Financial Holdings, Inc. (Japan)	200	3,414
Symetra Financial Corp.	84	1,910
Tokio Marine Holdings, Inc. (Japan)	300	9,874
XL Group PLC (Ireland)	57	1,866
Zurich Insurance Group AG (Switzerland)*	27	8,132

		152,762

Internet & Catalog Retail — 1.7%
Amazon.com, Inc.*	140	45,469
Ctrip.com International Ltd. (China), ADR*	65	4,163
MySale Group PLC (Australia)*	223	812
Netflix, Inc.*	25	11,015
Priceline Group, Inc. (The)*	32	38,496
Qunar Cayman Islands Ltd. (China), ADR*	35	999
Start Today Co. Ltd. (Japan)	100	2,630
Takkt AG (Germany)	57	1,045
TripAdvisor, Inc.*	16	1,739
Vipshop Holdings Ltd. (China), ADS*	25	4,694
Yoox SpA (Italy)*	20	539

		111,601

Internet Software & Services — 2.8%
58.com, Inc. (China), ADR*	67	3,622
AfreecaTV Co. Ltd. (South Korea)	31	713
Akamai Technologies, Inc.*	87	5,312
Angie’s List, Inc.*	24	287
AOL, Inc.*	24	955
Autohome, Inc. (China), ADR*	23	792
Baidu, Inc. (China), ADR*	171	31,944
eBay, Inc.*	28	1,402
Ebiquity PLC (United Kingdom)*(g)	235	485
Equinix, Inc.*	11	2,311
Facebook, Inc. (Class A Stock)*	283	19,043
Google, Inc. (Class A Stock)*	51	29,818
Google, Inc. (Class C Stock)*	52	29,915
GrubHub, Inc.*	3	106

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
Kakaku.com, Inc. (Japan)	100	$1,754
LinkedIn Corp. (Class A Stock)*	59	10,117
Mail.Ru Group Ltd. (Russia)*	30	1,057
MercadoLibre, Inc. (Argentina)	22	2,099
NAVER Corp. (South Korea)	10	8,240
Opera Software ASA (Norway)	89	1,186
Pandora Media, Inc.*	26	767
SINA Corp. (China)*	14	697
Tencent Holdings Ltd. (China)	1,300	19,777
VeriSign, Inc.*	35	1,708
Yahoo Japan Corp. (Japan)	500	2,309
Yahoo!, Inc.*	50	1,757
Yandex NV (Russia)*	58	2,067
Youku Tudou, Inc. (China), ADR*	15	358

		180,598

IT Services — 2.1%
Accenture PLC (Class A Stock)	125	10,105
Alliance Data Systems Corp.*	8	2,250
Amadeus IT Holding SA (Spain) (Class A Stock)	26	1,072
AtoS (France)	52	4,331
Automatic Data Processing, Inc.	131	10,386
Cognizant Technology Solutions Corp. (Class A Stock)*	118	5,771
CSG Systems International, Inc.	54	1,410
Fidelity National Information Services, Inc.	84	4,598
Fiserv, Inc.*	92	5,549
FleetCor Technologies, Inc.*	16	2,109
Gartner, Inc.*	19	1,340
Infosys Ltd. (India), ADR	141	7,582
Jack Henry & Associates, Inc.	26	1,545
Luxoft Holding, Inc.*	20	721
MasterCard, Inc. (Class A Stock)	267	19,616
Visa, Inc. (Class A Stock)	191	40,246
Western Union Co. (The)	116	2,011
Wirecard AG (Germany)	37	1,596
Xchanging PLC (United Kingdom)	638	1,613
Xerox Corp.	867	10,785

		134,636

Leisure Products — 0.2%
Brunswick Corp.	49	2,064
Mattel, Inc.	117	4,559
Polaris Industries, Inc.	17	2,214
Rapala VMC OYJ (Finland)	58	455
Sankyo Co. Ltd. (Japan)	100	3,847

		13,139

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	406	23,321
Charles River Laboratories International, Inc.*	30	1,606
Covance, Inc.*	7	599
Eurofins Scientific SE (France)	7	2,153
Illumina, Inc.*	23	4,106
Mettler-Toledo International, Inc.*	6	1,519
Tecan Group AG (Switzerland)	5	572
Thermo Fisher Scientific, Inc.	388	45,784

		79,660

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery — 1.1%
Aalberts Industries NV (Netherlands)	27	$882
Colfax Corp.*	32	2,385
Flowserve Corp.	106	7,881
Furukawa Co. Ltd. (Japan)	1,000	2,041
GEA Group AG (Germany)	61	2,884
Graco, Inc.	23	1,796
Harsco Corp.	50	1,331
Illinois Tool Works, Inc.	75	6,567
Lincoln Electric Holdings, Inc.	30	2,096
Middleby Corp.*	24	1,985
Nabtesco Corp. (Japan)	100	2,213
NORMA Group SE (Germany)	63	3,476
Oshkosh Corp.	32	1,777
PACCAR, Inc.	30	1,885
Pall Corp.	96	8,197
Pfeiffer Vacuum Technology AG (Germany)	7	771
SFS Group AG (Switzerland)*	11	856
Stabilus SA (Germany)*	22	750
Stanley Black & Decker, Inc.	32	2,810
Terex Corp.	72	2,959
Vallourec SA (France)	6	269
Valmont Industries, Inc.	3	456
Vesuvius PLC (United Kingdom)	220	1,725
Volvo AB (Sweden) (Class B Stock)	241	3,318
WABCO Holdings, Inc.*	16	1,709
Wabtec Corp.	68	5,616
Wartsila OYJ Abp (Finland)	3	149
Xylem, Inc.	22	860
Zoomlion Heavy Industry Science and Technology Co. Ltd. (China) (Class H Stock)	3,000	1,858

		71,502

Marine
Kirby Corp.*	18	2,109

Media — 1.9%
Aimia, Inc. (Canada)	49	858
Altice SA (Luxembourg)*	44	3,065
Astro Malaysia Holdings Bhd (Malaysia)	3,700	4,042
British Sky Broadcasting Group PLC (United Kingdom)	220	3,404
Comcast Corp. (Class A Stock)	31	1,664
Comcast Corp. (Special Class A Stock)	114	6,080
CTS Eventim AG & Co KGaA (Germany)	33	941
Daiichikosho Co. Ltd. (Japan)	100	2,872
Discovery Communications, Inc. (Class C Stock)*	82	5,952
DISH Network Corp. (Class A Stock)*	29	1,887
Eutelsat Communications SA (France)	82	2,849
Huntsworth PLC (United Kingdom)	454	420
ITE Group PLC (United Kingdom)	236	956
Liberty Global PLC (United Kingdom) (Class A Stock)*	78	3,449
Liberty Global PLC (United Kingdom) (Class C Stock)	197	8,335
Liberty Media Corp. (Class A Stock)*	11	1,503
Major Cineplex Group PCL (Thailand)	1,400	815
Multiplus SA (Brazil)	138	2,283
Omnicom Group, Inc.	91	6,481
Sirius XM Holdings, Inc.*	473	1,637

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Sky Deutschland AG (Germany)*	479	$4,414
Surya Citra Media Tbk PT (Indonesia)	3,500	1,059
Time Warner Cable, Inc.	77	11,342
Time Warner, Inc.	147	10,327
Twenty-First Century Fox, Inc. (Class A Stock)	134	4,710
Viacom, Inc. (Class B Stock)	71	6,158
Walt Disney Co. (The)	171	14,662
WPP PLC (United Kingdom)	446	9,719

		121,884

Metals & Mining — 2.5%
Acerinox I-2014 Shares (Spain)*	7	124
Acerinox SA (Spain)	239	4,239
African Rainbow Minerals Ltd. (South Africa)	32	564
Agnico-Eagle Mines Ltd. (Canada)	15	555
Anglo American PLC (United Kingdom)	100	2,451
AngloGold Ashanti Ltd. (South Africa)*	196	3,346
ArcelorMittal (Luxembourg)	105	1,565
BHP Billiton Ltd. (Australia)	437	14,904
BHP Billiton PLC (United Kingdom)	359	11,671
Carpenter Technology Corp.	5	316
Centamin PLC (Egypt)*	1,385	1,505
Constellium NV (Netherlands) (Class A Stock)*	61	1,956
Dominion Diamond Corp. (Canada)*	63	910
Eldorado Gold Corp. (Canada)	480	3,671
First Quantum Minerals Ltd. (Canada)	100	2,139
Fortescue Metals Group Ltd. (Australia)	473	1,954
Franco-Nevada Corp. (Canada)	100	5,740
Freeport-McMoRan, Inc.	123	4,489
Fresnillo PLC (Mexico)	305	4,583
Glencore PLC (Switzerland)	1,304	7,267
Goldcorp, Inc. (Canada)	224	6,252
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	700	2,336
Iluka Resources Ltd. (Australia)	174	1,337
JFE Holdings, Inc. (Japan)	100	2,068
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	1,000	1,583
Korea Zinc Co. Ltd. (South Korea)	3	1,176
Lonmin PLC (United Kingdom)*	95	386
MMC Norilsk Nickel OJSC (Russia), ADR	347	6,874
Nippon Steel & Sumitomo Metal Corp. (Japan)	1,000	3,204
Nucor Corp.	72	3,546
Orocobre Ltd. (Australia)*	206	439
Osisko Gold Royalties Ltd. (Canada)*	90	1,354
Petra Diamonds Ltd. (United Kingdom)*	1,402	4,518
Platinum Group Metals Ltd. (Canada)*	1,300	1,547
POSCO (South Korea)	7	2,092
Randgold Resources Ltd. (United Kingdom)	54	4,547
Reliance Steel & Aluminum Co.	33	2,432
Rio Tinto Ltd. (United Kingdom)	47	2,637
Rio Tinto PLC (United Kingdom)	317	17,116
Royal Gold, Inc.	24	1,827
Sandstorm Gold Ltd. (Canada)*	200	1,389
Silver Wheaton Corp. (Canada) (NYSE)	116	3,047
Silver Wheaton Corp. (Canada) (XTSE)	20	526
Sims Metal Management Ltd. (Australia)*	341	3,113

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Southern Copper Corp.	132	$4,009
Stillwater Mining Co.*	119	2,088
Tahoe Resources, Inc.*	80	2,095
ThyssenKrupp AG (Germany)*	65	1,891
United States Steel Corp.	10	260
US Silica Holdings, Inc.	30	1,663
Usinas Siderurgicas de Minas Gerais SA (Brazil)*	300	931
Worthington Industries, Inc.	27	1,162
Yamana Gold, Inc. (Canada)	53	435

		163,829

Multiline Retail — 0.6%
Burlington Stores, Inc.*	41	1,306
Dollar Tree, Inc.*	69	3,758
Family Dollar Stores, Inc.	17	1,124
Harvey Norman Holdings Ltd. (Australia)	331	968
J.C. Penney Co., Inc.*	398	3,602
Kohl’s Corp.	199	10,483
Lojas Renner SA (Brazil)	292	9,359
Marks & Spencer Group PLC (United Kingdom)	426	3,099
SACI Falabella (Chile)	123	1,114
Woolworths Holdings Ltd. (South Africa)	569	4,183

		38,996

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	92	2,350
MDU Resources Group, Inc.	323	11,337
National Grid PLC (United Kingdom)	58	835
NiSource, Inc.	77	3,029
PG&E Corp.	229	10,997
Sempra Energy	46	4,817

		33,365

Oil, Gas & Consumable Fuels — 5.1%
Anadarko Petroleum Corp.	89	9,743
Anglo Pacific Group PLC (United Kingdom)	137	410
Antero Resources Corp.*	9	591
Apache Corp.	219	22,036
ARC Resources Ltd. (Canada)	10	304
Athlon Energy, Inc.*	27	1,288
Beach Energy Ltd. (Australia)	263	416
BG Group PLC (United Kingdom)	106	2,237
Canadian Natural Resources Ltd. (Canada)	23	1,056
Chesapeake Energy Corp.	327	10,163
Chevron Corp.	79	10,313
Cimarex Energy Co.	45	6,456
Cloud Peak Energy, Inc.*	20	368
CNOOC Ltd. (China)	2,000	3,595
Concho Resources, Inc.*	140	20,230
CONSOL Energy, Inc.	10	461
Continental Resources, Inc.*	18	2,845
Diamondback Energy, Inc.*	13	1,154
Dragon Oil PLC (United Arab Emirates)	33	346
Eclipse Resources Corp.*	6	151
Energen Corp.	24	2,133
Energy XXI Bermuda Ltd.	15	354
Eni SpA (Italy)	578	15,808
EOG Resources, Inc.	19	2,220

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	170	$18,173
Exxon Mobil Corp.	130	13,088
Gulfport Energy Corp.*	27	1,696
Hess Corp.	22	2,176
INPEX Corp. (Japan)	500	7,606
Kosmos Energy Ltd.*	115	1,291
Laredo Petroleum, Inc.*	25	775
Lukoil OAO (Russia), ADR	13	776
Marathon Oil Corp.	113	4,511
Matador Resources Co.*	20	586
NovaTek OAO (Russia), GDR, RegS	6	746
NuVista Energy Ltd. (Canada)*	20	224
Oasis Petroleum, Inc.*	58	3,242
Occidental Petroleum Corp.	77	7,903
Ophir Energy PLC (United Kingdom)*	363	1,369
OW Bunker A/S (Denmark)*	33	1,082
Parsley Energy, Inc. (Class A Stock)*	26	626
PDC Energy, Inc.*	11	695
Petroleo Brasileiro SA (Brazil), ADR	135	1,975
Phillips 66	382	30,724
Pioneer Natural Resources Co.	163	37,459
Premier Oil PLC (United Kingdom)	156	891
Range Resources Corp.	95	8,260
Royal Dutch Shell PLC (Netherlands), ADR (NYSE)	159	13,835
Royal Dutch Shell PLC (Netherlands), ADR (XFRA)	142	11,697
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	127	5,519
Salamander Energy PLC (United Kingdom)*	529	1,267
Santos Ltd. (Australia)	400	5,381
SM Energy Co.	47	3,953
Spectra Energy Corp.	356	15,123
Talisman Energy, Inc. (Canada)	100	1,057
Tullow Oil PLC (United Kingdom)	273	3,983
Valero Energy Corp.	173	8,667
W&T Offshore, Inc.	79	1,293
Whiting Petroleum Corp.*	31	2,488
WPX Energy, Inc.*	61	1,459

		336,274

Paper & Forest Products — 0.3%
Clearwater Paper Corp.*	5	309
International Paper Co.	379	19,128
KapStone Paper and Packaging Corp.*	15	497
Schweitzer-Mauduit International, Inc.	5	218
West Fraser Timber Co. Ltd. (Canada)	10	485

		20,637

Personal Products — 0.1%
Avon Products, Inc.	274	4,003
Estee Lauder Cos., Inc. (The) (Class A Stock)	42	3,119
Natura Cosmeticos SA (Brazil)	50	849

		7,971

Pharmaceuticals — 3.3%
AbbVie, Inc.	96	5,418
Actavis PLC*	10	2,231
Allergan, Inc.	51	8,630

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Aspen Pharmacare Holdings Ltd. (South Africa)	209	$5,877
Bayer AG (Germany)	39	5,502
Dr Reddy’s Laboratories Ltd. (India), ADR	76	3,279
Endo International PLC*	17	1,190
GlaxoSmithKline PLC (United Kingdom)	139	3,701
GlaxoSmithKline PLC (United Kingdom), ADR	173	9,252
GW Pharmaceuticals PLC (United Kingdom)*	76	661
Hospira, Inc.*	223	11,456
Johnson & Johnson	287	30,026
Laboratorios Farmaceuticos Rovi SA (Spain)	66	858
Mallinckrodt PLC*	21	1,680
Merck & Co., Inc.	677	39,164
Novartis AG (Switzerland)	245	22,187
Otsuka Holdings Co. Ltd. (Japan)	100	3,101
Perrigo Co. PLC	2	292
Pfizer, Inc.	1,343	39,860
Rohto Pharmaceutical Co. Ltd. (Japan)	100	1,555
Takeda Pharmaceutical Co. Ltd. (Japan)	100	4,641
Teva Pharmaceutical Industries Ltd. (Israel), ADR	83	4,351
Valeant Pharmaceuticals International, Inc.*	64	8,080
Zoetis, Inc.	144	4,647

		217,639

Professional Services — 0.7%
Capita PLC (United Kingdom)	328	6,426
CBIZ, Inc.*	208	1,878
Corporate Executive Board Co. (The)	10	682
DKSH Holding AG (Switzerland)	10	760
Equifax, Inc.	94	6,819
Exova Group PLC (United Kingdom)*	336	1,415
Experian PLC (United Kingdom)	280	4,731
Hays PLC (United Kingdom)	483	1,207
Hyder Consulting PLC (United Kingdom)	84	665
IHS, Inc. (Class A Stock)*	35	4,748
Intertek Group PLC (United Kingdom)	32	1,505
ManpowerGroup, Inc.	23	1,952
Nielsen NV	4	194
Robert Half International, Inc.	15	716
Sai Global Ltd. (Australia)	114	550
Seek Ltd. (Australia)	24	359
SGS SA (Switzerland)	1	2,393
Temp Holdings Co. Ltd. (Japan)	100	3,286
Towers Watson & Co. (Class A Stock)	14	1,459
Veda Group Ltd. (Australia)*	235	439
Verisk Analytics, Inc. (Class A Stock)*	22	1,320
YouGov PLC (United Kingdom)	496	1,004

		44,508

Real Estate Investment Trusts (REITs) — 3.7%
Acadia Realty Trust	39	1,096
Alexandria Real Estate Equities, Inc.	25	1,941
American Campus Communities, Inc.	32	1,224
American Capital Agency Corp.	54	1,264
American Capital Mortgage Investment Corp.	88	1,762

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
American Residential Properties, Inc.*	101	$1,894
American Tower Corp.	213	19,166
Annaly Capital Management, Inc.	214	2,446
Apollo Commercial Real Estate Finance, Inc.	112	1,847
AvalonBay Communities, Inc.	42	5,972
Boston Properties, Inc.	39	4,609
Brookfield Canada Office Properties (Canada)	100	2,582
Camden Property Trust	30	2,135
CapitaMall Trust (Singapore)	1,000	1,585
CBL & Associates Properties, Inc.	35	665
CFS Retail Property Trust Group (Australia)	827	1,590
Charter Hall Retail REIT (Australia)	408	1,492
Cherry Hill Mortgage Investment Corp.	103	2,065
Concentradora Fibra Danhos SA de CV (Mexico)	300	809
CPN Retail Growth Leasehold Property Fund (Thailand)(g)	1,200	614
Crown Castle International Corp.	213	15,817
CYS Investments, Inc.	198	1,786
DCT Industrial Trust, Inc.	189	1,552
Derwent London PLC (United Kingdom)	28	1,282
Digital Realty Trust, Inc.	52	3,033
Douglas Emmett, Inc.	139	3,923
EastGroup Properties, Inc.	14	899
Education Realty Trust, Inc.	214	2,298
Ellington Residential Mortgage REIT	116	1,975
Equity One, Inc.	20	472
Equity Residential	73	4,599
Essex Property Trust, Inc.	28	5,177
Excel Trust, Inc.	125	1,666
Federal Realty Investment Trust	37	4,474
First Potomac Realty Trust	150	1,968
Gecina SA (France)	32	4,663
General Growth Properties, Inc.	498	11,733
GLP J-Reit (Japan)	1	1,121
Goodman Group (Australia)	129	614
Great Portland Estates PLC (United Kingdom)	78	859
Hammerson PLC (United Kingdom)	113	1,121
Healthcare Realty Trust, Inc.	49	1,246
Highwoods Properties, Inc.	36	1,510
Host Hotels & Resorts, Inc.	83	1,827
Investors Real Estate Trust	217	1,999
Kilroy Realty Corp.	47	2,927
Kimco Realty Corp.	157	3,608
Land Securities Group PLC (United Kingdom)	290	5,139
Macerich Co. (The)	78	5,207
Mapletree Industrial Trust (Singapore)	1,000	1,148
Nippon Accommodations Fund, Inc. (Japan)	2	7,586
Nippon Prologis REIT, Inc. (Japan)	1	2,332
Pebblebrook Hotel Trust	31	1,146
Plum Creek Timber Co., Inc.	30	1,353
Post Properties, Inc.	6	321
ProLogis, Inc.	150	6,164
PS Business Parks, Inc.	11	918
Public Storage	31	5,312
Ramco-Gershenson Properties Trust	99	1,645

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Regency Centers Corp.	72	$4,009
RLJ Lodging Trust	99	2,860
Scentre Group (Australia)*	608	1,835
Shaftesbury PLC (United Kingdom)	165	1,851
Simon Property Group, Inc.	72	11,972
SL Green Realty Corp.	47	5,142
Stockland (Australia)	279	1,020
Taubman Centers, Inc.	22	1,668
Terreno Realty Corp.	22	425
Unibail-Rodamco SE (France)	11	3,201
Vornado Realty Trust	42	4,483
Weingarten Realty Investors	49	1,609
Weyerhaeuser Co.	697	23,064
ZAIS Financial Corp.	128	2,127

		244,444

Real Estate Management & Development — 0.7%
Aliansce Shopping Centers SA (Brazil)	100	799
BR Malls Participacoes SA (Brazil)	1,130	9,615
Central Pattana PCL (Thailand)	300	453
China Overseas Land & Investment Ltd. (China)	2,000	4,851
China Vanke Co. Ltd. (China) (Class H Stock)*	600	1,065
Deutsche Euroshop AG (Germany)	14	692
Emaar Properties PJSC (United Arab Emirates)	1,682	3,854
Global Logistic Properties Ltd. (Singapore) (Class L Stock)	1,000	2,167
Hang Lung Properties Ltd. (Hong Kong)	3,000	9,251
Hufvudstaden AB (Sweden) (Class A Stock)	63	884
Iguatemi Empresa de Shopping Centers SA (Brazil)	50	502
Inmobiliaria Colonial SA (Spain)*	298	237
Jones Lang LaSalle, Inc.	15	1,896
Kerry Properties Ltd. (Hong Kong)	1,500	5,243
PSP Swiss Property AG (Switzerland)*	17	1,599
Shimao Property Holdings Ltd. (Hong Kong)*	500	919
Soho China Ltd. (China)	2,500	1,970
Summarecon Agung Tbk PT (Indonesia)	7,700	737

		46,734

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)	15	2,717
Hertz Global Holdings, Inc.*	101	2,831
J.B. Hunt Transport Services, Inc.	9	664
Kansas City Southern	50	5,375
Norfolk Southern Corp.	43	4,430
Old Dominion Freight Line, Inc.*	32	2,038
Union Pacific Corp.	67	6,683

		24,738

Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.*	322	1,349
Aixtron SE (Germany)*	65	943
Analog Devices, Inc.	41	2,217
Applied Materials, Inc.	406	9,155
ARM Holdings PLC (United Kingdom)	264	3,970
ASM Pacific Technology Ltd. (Hong Kong)	100	1,093

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
ASML Holding NV (Netherlands)	64	$5,969
Avago Technologies Ltd. (Singapore)	79	5,694
Cree, Inc.*	33	1,648
Cypress Semiconductor Corp.*	152	1,658
Intel Corp.	46	1,421
IQE PLC (United Kingdom)*	4,224	1,604
Microchip Technology, Inc.	63	3,075
Micron Technology, Inc.*	357	11,763
NXP Semiconductor NV (Netherlands)*	205	13,567
OmniVision Technologies, Inc.*	58	1,275
Rohm Co. Ltd. (Japan)	100	5,735
Samsung Electronics Co. Ltd. (South Korea)	7	9,142
SK Hynix, Inc. (South Korea)*	40	1,921
Skyworks Solutions, Inc.	47	2,207
STR Holdings, Inc.*	937	1,265
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4,000	16,926
Texas Instruments, Inc.	484	23,130
Xilinx, Inc.	88	4,163

		130,890

Software — 1.0%
Activision Blizzard, Inc.	77	1,717
Actuate Corp.*	251	1,197
ANSYS, Inc.*	16	1,213
Aspen Technology, Inc.*	23	1,067
Autodesk, Inc.*	30	1,691
Aveva Group PLC (United Kingdom)	62	2,160
Cheetah Mobile, Inc. (China)*	53	1,126
Computer Modelling Group Ltd. (Canada)	27	749
Concur Technologies, Inc.*	26	2,427
Descartes Systems Group, Inc. (The) (Canada)*	10	143
Electronic Arts, Inc.*	35	1,255
Guidewire Software, Inc.*	38	1,545
Informatica Corp.*	46	1,640
Intuit, Inc.	2	161
MICROS Systems, Inc.*	25	1,698
Microsoft Corp.	294	12,260
NetSuite, Inc.*	31	2,693
Open Text Corp. (Canada)	19	912
Playtech PLC (United Kingdom)	95	1,001
Proofpoint, Inc.*	23	862
PTC, Inc.*	41	1,591
Red Hat, Inc.*	64	3,537
salesforce.com, Inc.*	177	10,280
SAP AG (Germany)	32	2,466
ServiceNow, Inc.*	69	4,275
Synopsys, Inc.*	33	1,281
Totvs SA (Brazil)	22	379
VMware, Inc. (Class A Stock)*	24	2,323
WANdisco PLC (United Kingdom)*	46	433
Workday, Inc. (Class A Stock)*	7	629

		64,711

Specialty Retail — 1.5%
AutoZone, Inc.*	3	1,609
Byggmax Group AB (Sweden)	66	553
CarMax, Inc.*	60	3,121

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Carphone Warehouse Group PLC (United Kingdom)	456	$2,516
Dick’s Sporting Goods, Inc.	30	1,397
Dufry AG (Switzerland)*	26	4,723
Foot Locker, Inc.	36	1,826
Giordano International Ltd. (Hong Kong)	2,000	1,180
Home Depot, Inc. (The)	219	17,730
L Brands, Inc.	157	9,210
Lowe’s Cos., Inc.	347	16,653
Lumber Liquidators Holdings, Inc.*	13	987
O’Reilly Automotive, Inc.*	54	8,132
Ross Stores, Inc.	192	12,697
Tiffany & Co.	7	702
Tom Tailor Holding AG (Germany)*	32	616
Tractor Supply Co.	92	5,557
Trinity Ltd. (Hong Kong)	2,000	426
Truworths International Ltd. (South Africa)	88	621
VT Holdings Co. Ltd. (Japan)	200	1,142
World Duty Free SpA (Italy)*	58	706
Yellow Hat Ltd. (Japan)	100	2,312

		94,416

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	267	24,812
NCR Corp.*	39	1,369
Quanta Computer, Inc. (Taiwan)	1,000	2,922
Seagate Technology PLC	87	4,943
Stratasys Ltd.*	11	1,250
Western Digital Corp.	68	6,276

		41,572

Textiles, Apparel & Luxury Goods — 0.8%
Burberry Group PLC (United Kingdom)	145	3,680
Cie Financiere Richemont SA (Switzerland) (SGMX)	69	7,230
Cie Financiere Richemont SA (Switzerland) (XTSE)	315	3,313
Fossil Group, Inc.*	5	523
Hanesbrands, Inc.	39	3,839
Kate Spade & Co.*	69	2,632
Kering (France)	31	6,801
Michael Kors Holdings Ltd.*	32	2,837
Moncler SpA (Italy)	126	2,088
NIKE, Inc. (Class B Stock)	97	7,522
Pacific Textiles Holdings Ltd. (Hong Kong)	3,000	3,751
PVH Corp.	4	466
Ralph Lauren Corp.	2	321
Samsonite International SA	900	2,967
Swatch Group AG (The) (Switzerland)	2	1,206
Ted Baker PLC (United Kingdom)	50	1,549
Tumi Holdings, Inc.*	58	1,168
VF Corp.	3	189

		52,082

Thrifts & Mortgage Finance
Waterstone Financial, Inc.	153	1,746

Tobacco — 0.6%
Japan Tobacco, Inc. (Japan)	400	14,585
KT&G Corp. (South Korea)	68	6,015

COMMON STOCKS (continued)	Shares	Value (Note 2)
Tobacco (continued)
Philip Morris International, Inc.	219	$18,464

		39,064

Trading Companies & Distributors — 0.6%
Brenntag AG (Germany)	19	3,394
Fastenal Co.	83	4,108
Indutrade AB (Sweden)	10	467
ITOCHU Corp. (Japan)	400	5,135
Mitsui & Co. Ltd. (Japan)	300	4,809
Nagase & Co. Ltd. (Japan)	100	1,294
Rexel SA (France)	153	3,578
Sumitomo Corp. (Japan)	900	12,144
W.W. Grainger, Inc.	20	5,085

		40,014

Transportation Infrastructure — 0.1%
CCR SA (Brazil)	160	1,307
DP World Ltd. (United Arab Emirates)	243	4,787

		6,094

Water Utilities — 0.1%
American States Water Co.	50	1,661
California Water Service Group	93	2,251

		3,912

Wireless Telecommunication Services — 0.5%
Far EasTone Telecommunications Co. Ltd. (Taiwan)	1,000	2,278
Globe Telecom, Inc. (Philippines)	35	1,283
KDDI Corp. (Japan)	100	6,101
Sarana Menara Nusantara Tbk PT (Indonesia)*	8,400	2,817
SBA Communications Corp. (Class A Stock)*	19	1,944
SoftBank Corp. (Japan)	100	7,452
SoftBank Corp. (Japan), ADR	76	2,858
Tim Participacoes SA (Brazil), ADR	50	1,452
T-Mobile US, Inc.*	44	1,479
Vodafone Group PLC (United Kingdom), ADR	141	4,708

		32,372

TOTAL COMMON STOCKS (cost $4,573,729)		4,798,655

PREFERRED STOCKS — 0.5%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	24	6,286

Banks — 0.2%
Banco Bradesco SA (Brazil) (PRFC)	160	2,325
Itau Unibanco Holding SA (Brazil) (PRFC)	666	9,588

		11,913

Health Care Equipment & Supplies
Draegerwerk AG & Co. KGaA (Germany) (PRFC)	4	430
Sartorius AG (Germany) (PRFC)	9	1,085

		1,515

Metals & Mining — 0.1%
ArcelorMittal (Luxembourg), Series MTUS (CVT), 6.000%	40	900

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Bradespar SA (Brazil) (PRFC)	100	$916
Vale SA (Brazil) (PRFC), ADR	293	3,487

		5,303

Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC), ADR	270	4,223

TOTAL PREFERRED STOCKS (cost $29,610)		29,240

	Units
RIGHTS*
Metals & Mining
Acerinox SA (Spain), expiring 07/21/14 (cost $10)	17	10

	Shares
UNAFFILIATED MUTUAL FUNDS — 7.6%
T. Rowe Price Institutional Floating Rate Fund*	13,300	136,862
T. Rowe Price Institutional High Yield Fund*	17,465	174,297
T. Rowe Price International Funds – Emerging Markets Bond Fund*	14,250	188,533

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $492,865)		499,692

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITY — 0.1%
Residential Mortgage-Backed Security
GE Equipment Transportation LLC,
Series 2014-1, Class A4 (cost $4,999)
1.480%	08/23/22	5	5,007

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(c)	04/15/47	10	10,546
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	10,491

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $20,598)			21,037

CORPORATE OBLIGATIONS — 3.1%
Banking — 0.2%
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	10	10,161

Banks — 0.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	10	10,310
Citigroup, Inc.,
Sr. Unsec’d. Notes
6.125%	05/15/18	10	11,521

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Banks (continued)
JPMorgan Chase & Co.,
Sub. Notes
3.375%	05/01/23	10	$9,815
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	10	10,336

			41,982

Beverages — 0.2%
Anheuser-Busch Inbev Worldwide, Inc. (Belgium),
Gtd. Notes
2.875%	02/15/16	10	10,370

Capital Markets — 0.2%
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.125%	04/25/18	10	10,110

Diversified Financial Services — 0.3%
General Electric Capital Corp.,
Sr. Unsec’d. Notes
1.625%	04/02/18	10	10,016
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, MTN
7.500%	02/15/19	10	12,204

			22,220

Diversified Telecommunication Services — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17	10	9,958
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.400%	09/15/33	10	12,249

			22,207

Healthcare Providers & Services — 0.1%
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	10	9,615

Integrated Oil & Gas — 0.2%
Pemex Project Funding Master Trust (Mexico),
Sr. Unsec’d. Notes
6.625%	06/15/35	10	11,775

Media — 0.5%
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	10	11,475
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16	10	9,996
Time Warner Cable, Inc.,
Gtd. Notes
4.125%	02/15/21	10	10,797

			32,268

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Metals & Mining — 0.2%
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
1.375%	06/17/16	10	$10,108

Pharmaceuticals — 0.2%
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	10	10,418

Real Estate Investment Trusts (REITs)
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	1	1,130

Software — 0.1%
Oracle Corp.,
Sr. Unsec’d. Notes
2.250%	10/08/19	10	10,004

TOTAL CORPORATE OBLIGATIONS (cost $200,183)			202,368

FOREIGN GOVERNMENT BONDS — 0.5%
Petrobras Global Finance BV (Brazil),
Sr. Unsec’d. Notes
5.625%	05/20/43	10	9,050
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	9,484
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	10	11,647

TOTAL FOREIGN GOVERNMENT BONDS (cost $29,603)			30,181

U.S. TREASURY OBLIGATIONS — 9.9%
U.S. Treasury Bonds
3.125%	11/15/41	15	14,536
3.500%	02/15/39	5	5,217
3.625%	08/15/43	50	52,813
4.500%	02/15/36	20	24,291
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-07/15/22	289	309,851
0.625%	07/15/21-01/15/24	37	39,337
1.375%	07/15/18-02/15/44	29	33,691
1.875%	07/15/15	40	50,629
2.500%	01/15/29	20	27,861
U.S. Treasury Notes
0.250%	03/31/15	25	25,028
1.500%	05/31/19	35	34,825
2.750%	02/15/24	5	5,114
4.250%	08/15/15	25	26,146

TOTAL U.S. TREASURY OBLIGATIONS (cost $644,097)			649,339

TOTAL LONG-TERM INVESTMENTS (cost $5,995,694)			6,235,529

SHORT-TERM INVESTMENT — 5.6%
	Shares		Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $367,348)(w)(Note 4)	367,348		$367,348

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 101.0% (cost $6,363,042)			6,602,877

	Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options
S&P 500 Index, expiring 08/19/14, Strike Price $1,955.00 (premiums received $5,174)	—	(r)	(5,720)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.9% (cost $6,357,868)			6,597,157
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%			(58,068)

NET ASSETS — 100.0%			$6,539,089

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
ADS	American Depositary Security
CVT	Convertible Security
GDR	Global Depositary Receipt
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SGMX	Sigma X MTF
TIPS	Treasury Inflation Protected Securities
XFRA	Boerse Frankfurt-Regulierter Market
XJSE	Johannesburg Stock Exchange
XLON	London Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(g)	Indicates a security that has been deemed illiquid.

(r)	Less than $500 par.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,640,595	$1,158,060	$—
Preferred Stocks	21,439	7,801	—
Rights	10	—	—
Unaffiliated Mutual Funds	499,692	—	—
Asset-Backed Security
Residential Mortgage-Backed Security	—	5,007	—
Commercial Mortgage-Backed Securities	—	21,037	—
Corporate Obligations	—	202,368	—
Foreign Government Bonds	—	30,181	—
U.S. Treasury Obligations	—	649,339	—
Affiliated Money Market Mutual Fund	367,348	—	—
Options Written	(5,720)	—	—

Total	$4,523,364	$2,073,793	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 were as follows:

U.S. Treasury Obligations	9.9%
Unaffiliated Mutual Funds	7.6
Affiliated Money Market Mutual Fund	5.6
Banks	5.4
Oil, Gas & Consumable Fuels	5.2
Real Estate Investment Trusts (REITs)	3.7
Pharmaceuticals	3.5
Internet Software & Services	2.8
Metals & Mining	2.8
Capital Markets	2.7
Media	2.4
Chemicals	2.3
Insurance	2.3
Aerospace & Defense	2.2
Hotels, Restaurants & Leisure	2.2
IT Services	2.1
Semiconductors & Semiconductor Equipment	2.0
Health Care Providers & Services	1.9
Industrial Conglomerates	1.8
Biotechnology	1.7
Internet & Catalog Retail	1.7
Specialty Retail	1.5
Food & Staples Retailing	1.4
Beverages	1.2
Food Products	1.2
Health Care Equipment & Supplies	1.2
Life Sciences Tools & Services	1.2
Machinery	1.1
Software	1.1
Auto Components	1.0
Diversified Telecommunication Services	1.0
Airlines	0.9
Automobiles	0.9
Electric Utilities	0.8
Textiles, Apparel & Luxury Goods	0.8
Energy Equipment & Services	0.7
Independent Power & Renewable Electricity Producers	0.7
Professional Services	0.7
Real Estate Management & Development	0.7

Commercial Services & Supplies	0.6%
Construction Materials	0.6
Consumer Finance	0.6
Multiline Retail	0.6
Technology Hardware, Storage & Peripherals	0.6
Tobacco	0.6
Trading Companies & Distributors	0.6
Diversified Financial Services	0.5
Foreign Government Bonds	0.5
Multi-Utilities	0.5
Wireless Telecommunication Services	0.5
Electrical Equipment	0.4
Household Products	0.4
Road & Rail	0.4
Air Freight & Logistics	0.3
Commercial Mortgage-Backed Securities	0.3
Communications Equipment	0.3
Electronic Equipment, Instruments & Components	0.3
Household Durables	0.3
Paper & Forest Products	0.3
Integrated Oil & Gas	0.2
Banking	0.2
Building Products	0.2
Construction & Engineering	0.2
Containers & Packaging	0.2
Gas Utilities	0.2
Leisure Products	0.2
Distributors	0.1
Personal Products	0.1
Residential Mortgage-Backed Security	0.1
Transportation Infrastructure	0.1
Water Utilities	0.1

101.0
Options Written	(0.1)
Liabilities in excess of other assets	(0.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$10	Written options outstanding, at value	$5,720

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Total
Equity contracts	$2,384	$(7,934)	$(5,550)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value			Written Options
Equity contracts			$(546)

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Portfolio.

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2014

ASSETS:
Investments at value:
Unaffiliated investments (cost $5,995,694)	$6,235,529
Affiliated investments (cost $367,348)	367,348
Foreign currency, at value (cost $5,687)	5,708
Receivable for fund share sold	58,968
Receivable for investments sold	36,937
Dividends and interest receivable	13,870
Tax reclaim receivable	164

Total Assets	6,718,524

LIABILITIES:
Payable for investments purchased	164,387
Accrued expenses and other liabilities	8,630
Written options outstanding, at value (premiums received $5,174)	5,720
Affiliated transfer agent fee payable	365
Advisory fees payable	262
Distribution fee payable	71

Total Liabilities	179,435

NET ASSETS	$6,539,089

Net assets were comprised of:
Paid-in capital	$6,282,835
Retained earnings	256,254

Net assets, June 30, 2014	$6,539,089

Net asset value and redemption price per share, $6,539,089 / 623,419 outstanding shares of beneficial interest	$10.49

STATEMENT OF OPERATIONS

(Unaudited)

For the Period April 28, 2014* through June 30, 2014

INCOME
Unaffiliated dividend income (net of $987 foreign withholding tax)	$22,663
Interest income	5,100
Affiliated dividend income	142

27,905

EXPENSES
Advisory fees	8,485
Distribution fee	953
Custodian and accounting fees	7,000
Audit fee	6,000
Trustees’ fees	2,000
Legal fees and expenses	2,000
Shareholders’ reports	2,000
Transfer agent’s fees and expenses (including affiliated expense of $400)	2,000
Miscellaneous	1,970

Total expenses	32,408
Less: advisory fee waivers and/or expense reimbursement	(22,872)

Net expenses	9,536

NET INVESTMENT INCOME	18,369

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	4,485
Futures transactions	2,384
Options written transactions	(7,934)
Foreign currency transactions	(400)

(1,465)

Net change in unrealized appreciation (depreciation) on:
Investments	239,835
Options written	(546)
Foreign currencies	61

239,350

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	237,885

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$256,254

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

April 28, 2014* through June 30, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$18,369
Net realized loss on investment and foreign currency transactions	(1,465)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	239,350

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	256,254

FUND SHARE TRANSACTIONS:
Fund share sold [623,474 shares]	6,283,404
Fund share repurchased [55 shares]	(569)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	6,282,835

TOTAL INCREASE IN NET ASSETS	6,539,089
NET ASSETS:
Beginning of period	—

End of period	$6,539,089

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2014 consisted of 89 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 10 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives:

AST BlackRock Multi-Asset Income Portfolio (“BlackRock Multi-Asset Income”):    Maximize current income with consideration for capital appreciation.

AST FQ Absolute Return Currency Portfolio (“FQ Absolute Return Currency”):    Absolute returns not highly correlated with any traditional asset class.

AST Franklin Templeton K2 Global Absolute Return Portfolio (“Franklin Templeton K2 Global Absolute Return”):    Capital appreciation with reduced market correlation.

AST Goldman Sachs Global Growth Allocation Portfolio (“Goldman Sachs Global Growth Allocation”):    Total return made up of capital appreciation and income.

AST Goldman Sachs Strategic Income Portfolio (“Goldman Sachs Strategic Income”):    Total return.

AST Jennison Global Infrastructure Portfolio (“Jennison Global Infrastructure”):    Total return.

AST Managed Equity Portfolio (“Managed Equity”):    Capital appreciation.

AST Managed Fixed Income Portfolio (“Managed Fixed Income”):    Total return.

AST Prudential Flexible Multi-Strategy Portfolio (“Prudential Flexible Multi-Strategy”):    Capital appreciation.

AST T. Rowe Price Diversified Real Growth Portfolio (“T. Rowe Price Diversified Real Growth”):    Long-term capital appreciation and secondarily, income.

2.	Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Security Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”) for Jennison Global Infrastructure, Managed Equity and Managed Fixed Income. PI is the sole Investment Manager for BlackRock Multi-Asset, FQ Absolute Return Currency, Franklin Templeton K2 Global Absolute Return, Goldman Sachs Global Growth Allocation, Goldman Sachs Strategic Income, Prudential Flexible Multi-Strategy and T. Rowe Price Diversified Real Growth. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

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Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

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Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Options:    Certain Portfolios either purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted

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as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed in either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of a swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving

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a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios have entered into credit default swaps to provide a measure of protection against defaults of the issuers. Portfolios sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange

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contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2014, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Portfolio hold such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains and losses with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and

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securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual. Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders. The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions to shareholders are recorded on the ex-dividend date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2014, the Investment Manager has engaged the following firms as Sub-advisers for their respective Portfolios:

BlackRock Investment Management, LLC for BlackRock Multi-Asset Income;

First Quadrant, L.P. for FQ Absolute Return Currency;

Franklin Advisers, Inc. for a portion of Franklin Templeton K2 Global Absolute Return;

Goldman Sachs Asset Management, L.P. for Goldman Sachs Global Growth Allocation and Goldman Sachs Strategic Income;

Jennison Associates LLC for Jennison Global Infrastructure and a portion of Prudential Flexible Multi-Strategy;

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K2/D&S Management Co., LLC for a portion of Franklin Templeton K2 Global Absolute Return;

Prudential Investment Management, Inc. (“PIM”) for a portion of Prudential Flexible Multi-Strategy;

Quantitative Management Associates LLC (“QMA”) for Managed Equity and Managed Fixed Income and a portion of Prudential Flexible Multi-Strategy;

Templeton Global Advisors Ltd. for a portion of Franklin Templeton K2 Global Absolute Return;

T. Rowe Price Associates, Inc. for T. Rowe Price Diversified Real Growth.

Advisory Fees and Expense Limitations:    The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has agreed to waive a portion of their advisory fee and/or reimburse certain Portfolios so that the advisory fees plus other annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Each voluntary waiver/reimbursement may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees at June 30, 2014	Effective Advisory Fees
BlackRock Multi-Asset Income	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	—	#
FQ Absolute Return Currency	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	—	#
Franklin Templeton K2 Global Absolute Return	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	—	#
Goldman Sachs Global Growth Allocation	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	—	#
Goldman Sachs Strategic Income	0.87% first $300 million; 0.86% on next $200 million; 0.85% on next $250 million; 0.84% on next $2.5 billion; 0.83% on next $2.75 billion; 0.80% on next $4 billion; 0.78% in excess of $10 billion	0.86%
Jennison Global Infrastructure	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	—	#
Managed Equity	0.15%	—	#
Managed Fixed Income	0.15%	—	#

B8

	Advisory Fees at June 30, 2014	Effective Advisory Fees
Prudential Flexible Multi-Strategy	1.14% first $300 million; 1.13% on next $200 million; 1.12% on next $250 million; 1.11% on next $2.5 billion; 1.10% on next $2.75 billion; 1.07% on next $4 billion; 1.05% in excess of $10 billion	—	#
T. Rowe Price Diversified Real Growth	0.89% first $300 million; 0.88% on next $200 million; 0.87% on next $250 million; 0.86% on next $2.5 billion; 0.85% on next $2.75 billion; 0.82% on next $4 billion; 0.80% in excess of $10 billion	—	#

Fee Waivers and/or Expense Limitations
BlackRock Multi-Asset Income	1.13%*
FQ Absolute Return Currency	contractually limit expenses to 1.22% through June 30, 2015
Franklin Templeton K2 Global Absolute Return	1.17%*
Goldman Sachs Global Growth Allocation	1.19%*
Jennison Global Infrastructure	contractually limit expenses to 1.26% through June 30, 2015
Managed Equity	contractually limit expenses to 1.25% through June 30, 2015**
Managed Fixed Income	contractually limit expenses to 1.25% through June 30, 2015**
Prudential Flexible Multi-Strategy	1.48%***
T. Rowe Price Diversified Real Growth	1.05%*

*	The Investment Manager and PAD (see Note 4 below) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadvisor due to the Portfolio’s investment in any fund managed or subadvised by the subadvisor. In addition, the Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser, and excluding taxes, interest and brokerage commissions) do not exceed the expense limitation. This arrangement is contractual through June 30, 2015.

**	Expense limitation includes the acquired fund fees and expenses due to investments in underlying portfolios of the Trust.

***	The Investment Manager and PAD (see Note 4 below) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. In addition, the Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust, and excluding taxes, interest and brokerage commissions) do not exceed the expense limitation. This arrangement is contractual through June 30, 2015.

#	The advisory fee amount waived exceeds the advisory fee for the current period due to expense limitations described above.

AST Investment Services, Inc., PI, PIM and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

B9

4.	Other Transactions with Affiliates

The Trust, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc.

PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Managed Equity and Managed Fixed Income. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

5.	Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the period ended June 30, 2014, were as follows:

	Cost of Purchases	Proceeds from Sales
BlackRock Multi-Asset Income	$5,663,873	$—
FQ Absolute Return Currency	3,029,644	—
Franklin Templeton K2 Global Absolute Return	3,859,312	123,294
Goldman Sachs Global Growth Allocation	3,652,959	—
Goldman Sachs Strategic Income	471,638,907	92,488,303
Jennison Global Infrastructure	5,399,460	303,823
Managed Equity	461,383	21,210
Managed Fixed Income	940,005	2,011
Prudential Flexible Multi-Strategy	4,571,039	150,000
T. Rowe Price Diversified Real Growth	5,414,041	168,314

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the period ended June 30, 2014 is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Goldman Sachs Global Growth Allocation
Goldman Sachs Strategic Income	$—	$495,837	$—	$—	$494,618

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Managed Equity
ClearBridge Dividend Growth	$—	$19,892	$—	$—	$20,490
Global Real Estate	—	9,078	250	—	9,075
Goldman Sachs Mid-Cap Growth	—	30,070	1,000	—	30,659
International Growth	—	85,897	6,500	—	81,995

B10

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Managed Equity (continued)
International Value	$—	$86,497	$6,000	$—	$82,005
Jennison Global Infrastructure	—	4,439	250	—	4,526
Large-Cap Value	—	39,955	—	—	41,069
MFS Global Equity	—	22,544	250	—	22,753
Neuberger Berman / LSV Mid-Cap Value	—	27,366	750	—	27,759
Parametric Emerging Markets Equity	—	49,429	100	—	50,133
QMA US Equity Alpha	—	32,866	—	—	33,868
Small-Cap Growth	—	7,085	3,050	—	4,517
Small-Cap Value	—	7,085	3,050	—	4,396
T. Rowe Price Large-Cap Growth	—	39,180	10	—	41,127

	$—	$461,383	$21,210	$—	$454,372

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Managed Fixed Income
Goldman Sachs Strategic Income	$—	$139,875	$—	$—	$139,323
High Yield	—	93,251	—	—	93,969
PIMCO Limited Maturity Bond	—	46,625	2,011	—	44,695
PIMCO Total Return Bond	—	141,176	—	—	142,076
Prudential Core Bond	—	329,576	—	—	331,748
Templeton Global Bond	—	93,251	—	—	93,792
Western Asset Emerging Markets Debt	—	96,251	—	—	97,833

	$—	$940,005	$2,011	$—	$943,436

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Prudential Flexible Multi-Strategy
Global Real Estate	$—	$400,000	$—	$—	$424,711
High Yield	—	425,000	—	—	433,028
Prudential Core Bond	—	375,000	150,000	—	230,472
QMA Emerging Markets Equity	—	450,000	—	—	460,565
QMA US Equity Alpha	—	2,100,000	—	—	2,212,540

	$—	$3,750,000	$150,000	$—	$3,761,316

Written options transactions, during the period ended June 30, 2014, were as follows:

	T. Rowe Price Diversified Real Growth
	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	—	$—
Written options	600	16,562
Expired options	—	—
Closed options	(400)	(11,388)

Balance at end of period	200	$5,174

B11

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

8.	Ownership

As of June 30, 2014, substantially all shares of each Portfolio were owned of record by PALAC, Pruco Life Arizona, PLNJ and PICA on behalf of the owners of the variable insurance products issued by each of these entities.

B12

Financial Highlights

(Unaudited)

	AST BlackRock Multi-Asset Income Portfolio
	April 28, 2014(c) through June 30, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income From Investment Operations:
Net investment income	.09
Net realized and unrealized gain on investments	.15

Total from investment operations	.24

Net Asset Value, end of period	$10.24

Total Return(a)	2.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.71	%(d)
Expenses Before Waivers and/or Expense Reimbursement	4.62	%(d)
Net investment income	5.80	%(d)
Portfolio turnover rate	0	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

	AST FQ Absolute Return Currency Portfolio
	April 28, 2014(c) through June 30, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment loss	(.01)
Net realized and unrealized gain on investments	.10

Total from investment operations	.09

Net Asset Value, end of period	$10.09

Total Return(a)	.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.22	%(d)
Expenses Before Waivers and/or Expense Reimbursement	4.29	%(d)
Net investment loss	(.64	)%(d)
Portfolio turnover rate	0	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST Franklin Templeton K2 Global Absolute Return Portfolio
	April 28, 2014(c) through June 30, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income From Investment Operations:
Net investment income	.04
Net realized and unrealized gain on investments	.07

Total from investment operations	.11

Net Asset Value, end of period	$10.11

Total Return(a)	1.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.06	%(d)
Expenses Before Waivers and/or Expense Reimbursement	4.39	%(d)
Net investment income	2.12	%(d)
Portfolio turnover rate	3	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

	AST Goldman Sachs Global Growth Allocation Portfolio
	April 28, 2014(c) through June 30, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income From Investment Operations:
Net investment income	.03
Net realized and unrealized gain on investments	.32

Total from investment operations	.35

Net Asset Value, end of period	$10.35

Total Return(a)	3.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.82	%(d)
Expenses Before Waivers and/or Expense Reimbursement	3.98	%(d)
Net investment income	1.63	%(d)
Portfolio turnover rate	0	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST Goldman Sachs Strategic Income Portfolio
	April 28, 2014(c) through June 30, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income	.01
Net realized and unrealized loss on investments	(.03)

Total from investment operations	(.02)

Net Asset Value, end of period	$9.98

Total Return(a)	(.20)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$748.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.99	%(d)
Expenses Before Waivers and/or Expense Reimbursement	.99	%(d)
Net investment income	.53	%(d)
Portfolio turnover rate	57	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

	AST Jennison Global Infrastructure Portfolio
	April 28, 2014(c) through June 30, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income From Investment Operations:
Net investment income	.04
Net realized and unrealized gain on investments	1.09

Total from investment operations	1.13

Net Asset Value, end of period	$11.13

Total Return(a)	11.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.26	%(d)
Expenses Before Waivers and/or Expense Reimbursement	4.32	%(d)
Net investment income	2.30	%(d)
Portfolio turnover rate	6	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Managed Equity Portfolio
	April 28, 2014(c) through June 30, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income From Investment Operations:
Net investment loss	—	(d)
Net realized and unrealized gain on investments	.49

Total from investment operations	.49

Net Asset Value, end of period	$10.49

Total Return(a)	4.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.14	%(e)
Expenses Before Waivers and/or Expense Reimbursement	60.51	%(e)
Net investment loss	(.13	)%(e)
Portfolio turnover rate	8	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

	AST Managed Fixed Income Portfolio
	April 28, 2014(c) through June 30, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income From Investment Operations:
Net investment loss	—	(d)
Net realized and unrealized gain on investments	.16

Total from investment operations	.16

Net Asset Value, end of period	$10.16

Total Return(a)	1.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.43	%(e)
Expenses Before Waivers and/or Expense Reimbursement	36.51	%(e)
Net investment loss	(.43	)%(e)
Portfolio turnover rate	—	(f)(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

(g)	Less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST Prudential Flexible Multi-Strategy Portfolio
	April 28, 2014(c) through June 30, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income From Investment Operations:
Net investment income	.01
Net realized and unrealized gain on investments	.40

Total from investment operations	.41

Net Asset Value, end of period	$10.41

Total Return(a)	4.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.63	%(d)
Expenses Before Waivers and/or Expense Reimbursement	4.65	%(d)
Net investment income	.43	%(d)
Portfolio turnover rate	4	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

	AST T. Rowe Price Diversified Real Growth Portfolio
	April 28, 2014(c) through June 30, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income From Investment Operations:
Net investment income	.03
Net realized and unrealized gain on investments	.46

Total from investment operations	.49

Net Asset Value, end of period	$10.49

Total Return(a)	4.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(d)
Expenses Before Waivers and/or Expense Reimbursement	3.40	%(d)
Net investment income	1.93	%(d)
Portfolio turnover rate	6	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Approval of New Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust) consists of eleven individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios (each, a Portfolio, and collectively, the Portfolios), their operations, and performs the various duties imposed on the trustees of the Board (the Trustees) by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Initial Approval of the Portfolios’ Advisory Agreements

As required by the 1940 Act, the Board of the Trust considered: (1) the amended Management Agreement with Prudential Investments LLC (PI) with respect to the AST BlackRock Multi-Asset Income Portfolio (the BlackRock Portfolio), AST FQ Absolute Return Currency Portfolio (the First Quadrant Portfolio), AST Franklin Templeton K2 Global Absolute Return Portfolio (the Franklin Templeton Portfolio), AST Goldman Sachs Global Growth Allocation Portfolio (the Goldman Sachs Global Portfolio), the AST Goldman Sachs Strategic Income Portfolio (the Goldman Sachs Strategic Income Portfolio), AST Legg Mason Diversified Growth Portfolio (the Legg Mason Portfolio) and AST T. Rowe Price Diversified Real Growth Portfolio (the TRP Diversified Portfolio); (2) the amended Management Agreement with PI and AST Investment Services, Inc. (ASTIS) with respect to the AST Prudential Flexible Multi-Strategy Portfolio (the Prudential Portfolio), AST Managed Equity Portfolio (the Managed Equity Portfolio), AST Managed Fixed Income Portfolio (the Fixed Income Portfolio), and AST Jennison Global Infrastructure Portfolio (the Jennison Portfolio); and (3) (a) a proposed subadvisory agreement with T. Rowe Price Associates, Inc. (T. Rowe Price), T. Rowe Price International Ltd. (T. Rowe International), T. Rowe Price International Ltd. – Tokyo (TRPIL Tokyo), and T. Rowe Price Hong Kong Limited (T. Rowe Hong Kong, and together with T. Rowe Price, T. Rowe International and TRPIL Tokyo, referred to herein as T. Rowe) with respect to the TRP Diversified Portfolio; (b) a proposed subadvisory agreement with Goldman Sachs Asset Management, L.P. (Goldman Sachs) with respect to Goldman Sachs Global Portfolio; (c) a proposed subadvisory agreement with K2/D&S Management Co., L.L.C. (K2), Franklin Advisers, Inc. (Franklin Advisers), and Templeton Global Advisers Limited (Templeton Global, and together with K2 and Franklin Advisers, the Franklin Subadvisers) with respect to the Franklin Templeton Portfolio; (d) a proposed subadvisory agreement with Quantitative Management Associates, LLC (QMA), Jennison Associates, LLC (Jennison) and Prudential Investment Management, Inc. with respect to the Prudential Portfolio; (e) a proposed subadvisory agreement with BlackRock Financial Management, Inc. (BlackRock) with respect to the BlackRock Portfolio; (f) a proposed subadvisory agreement with Legg Mason Global Asset Allocation, LLC (LMGAA), Batterymarch Financial Management, Inc. (Batterymarch), Brandywine Global Investment Management, LLC (Brandywine), ClearBridge Investments, LLC (ClearBridge), Western Asset Management Company (WAMCO) and Western Asset Management Company (WAMCO London) (collectively, the Legg Mason Subadvisers) with respect to the Legg Mason Portfolio; (g) a proposed subadvisory agreement with QMA with respect to the Managed Equity Portfolio; (h) a proposed subadvisory agreement with QMA with respect to the Fixed Income Portfolio; (i) a proposed subadvisory agreement with First Quadrant, L.P. (First Quadrant) with respect to the First Quadrant Portfolio; (j) a proposed subadvisory agreement with Goldman Sachs with respect to the Goldman Sachs Strategic Income Portfolio; and (k) a proposed subadvisory agreement with Jennison with respect to the Jennison Portfolio (collectively, the Subadvisory Agreements, and the subadvisers thereto, the Subadvisers). Each Trust portfolio discussed herein is referred to individually as a Portfolio and collectively as the Portfolios. The amended Management Agreements and Subadvisory Agreements are herein referred to as the Advisory Agreements. The Manager refers: to PI with respect to the BlackRock Portfolio, the First Quadrant Portfolio, the Franklin Templeton Portfolio, the Goldman Sachs Global Portfolio, the Goldman Sachs Strategic Income Portfolio, the Legg Mason Portfolio, and the TRP Diversified Portfolio; and to PI and ASTIS collectively with respect to the Prudential Portfolio, the Managed Equity Portfolio, the Fixed Income Portfolio, and the Jennison Portfolio.

The Board, including all of the Independent Trustees, met telephonically on January 16, 201, in person on January 22-23, 2014 (collectively, the January Meetings), telephonically on March 5, and March 7, 2014, in person on March 12-14, 2014 (collectively, the March Meetings), and again in person on June 18-19, 2014 (the June Meeting, and together with the January Meetings and the March Meetings, the Meetings) to consider the Advisory Agreements. In advance of the Meetings, the Board requested and received materials relating to the Advisory Agreements, including information from third-party providers, and had the opportunity to ask questions and request further information in connection with its consideration of the Advisory Agreements.

The Board approved the Advisory Agreements at the March 12-14, 2014 meeting for an initial two year period, after concluding that approval of the Advisory Agreements was in the best interests of the Portfolios. At the June Meeting, the Board re-approved the subadvisory agreement for the Legg Mason Portfolio with the addition of WAMCO London as a party to the subadvisory agreement after concluding that approval of that subadvisory agreement with WAMCO London as a party was in the best interest of the Legg Mason Portfolio. WAMCO London was added as a party to the subadvisory agreement so that it could assist WAMCO in managing the core bond plus sleeve and the high yield bond sleeve of the Legg Mason Portfolio.

In approving the Advisory Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolios by the Manager and the Subadvisers; performance information; the fees proposed to be paid by the Portfolios to the Manager and by the Manager to Subadvisers under the Advisory Agreements; the potential for economies of scale that may be shared with each Portfolio and its shareholders; and other benefits to the Manager and the Subadvisers. In connection with its deliberations, the Board considered information provided by the Manager, the Subadvisers and the Board’s third-party providers. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. Each Advisory Agreement was considered independently and the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreements with respect to each Portfolio.

The Board determined that the overall arrangements between the Portfolios and the Manager and between the Manager and each Subadviser are appropriate in light of the services to be performed and the fees to be charged under the Advisory Agreements and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s approval of the Advisory Agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in connection with the renewal of the existing Management Agreement covering the other portfolios of the Trust at the Board meeting held on June 11-12, 2013, and concluded that it was satisfied with the nature, quality, and extent of services provided by the Manager under the existing Management Agreement covering the other Trust portfolios. The Board determined that it was reasonable to conclude that the nature, quality, and extent of services to be provided by the Manager under the amended Management Agreements covering the Portfolios would be similar in nature to those provided under the existing Management Agreement.

With respect to each Subadviser, the Board received and considered information regarding the nature and extent of services that would be provided to each Portfolio under the relevant Subadvisory Agreement. The Board considered, among other things, the background and experience of the portfolio managers of each Subadviser. The Board also received information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to each Subadviser. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) regarding each Subadviser. The Board concluded that with respect to each Subadviser, based on the nature of the proposed services to be rendered and the background information that it reviewed about each Subadviser, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to each Portfolio.

Performance

Because the Portfolios had not yet commenced operations, no investment performance for the Portfolios existed for Board review. However, with respect to the Goldman Sachs Global Portfolio, the Franklin Templeton Portfolio, the BlackRock Portfolio, the Managed Equity Portfolio, the Managed Fixed Income Portfolio, the Frist Quadrant Portfolio, the Goldman Sachs Strategic Income Portfolio and the Jennison Portfolio, the Board received and considered information regarding the investment performance of other accounts managed by the relevant Subadviser utilizing an investment strategy similar to the strategy proposed for relevant Portfolio. With respect to the TRP Diversified Portfolio, the Prudential Portfolio, the Legg Mason Portfolio, the Board received and considered information from the relevant Subadviser regarding simulated returns based on the strategy proposed for the relevant Portfolio. The Board did not receive performance information from WAMCO London in connection with its approval of the subadvisory agreement for the Legg Mason Portfolio at the June Meeting because WAMCO London’s primary role for the Legg

Mason Portfolio will be to execute certain trades for WAMCO. The Board received and considered information from WAMCO at the January Meetings and the March Meetings regarding simulated returns based on the strategy proposed for the Legg Mason Portfolio. The Board concluded that it was satisfied with the performance records of the Subadvisers.

While there was no historical performance information of the Portfolios for Board review, the Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Fee Rates

The Board considered the proposed management fees, subadvisory fees and estimated overall expense ratios for each of the Portfolios, including proposed fee waivers and expense caps. The Board considered comparisons of those fees and expenses with similar funds based on comparative data from third-party service providers.

After discussions with the Board during the January Meetings and the March Meetings, the Manager agreed to reduce the proposed management fees with respect to the TRP Diversified Portfolio, the Jennison Portfolio, the First Quadrant Portfolio and the Goldman Sachs Strategic Income Portfolio.

The Board concluded that the management fee, subadvisory fees and estimated overall expense ratios for each of the Portfolios were reasonable.

Profitability

Because the Portfolios had not yet commenced operations, the Board noted that there was no historical profitability information with respect to each Portfolio to be reviewed. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the management and subadvisory fee schedules for each of the Portfolios contained breakpoints that reduced the fee rate on assets above specified levels. However, because the Portfolios had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to each Portfolio to be reviewed. The Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager and Subadvisers

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadvisers in connection with each Portfolio. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Trust portfolios, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Manager and the Subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

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After full consideration of these factors, the Board concluded that approving the Advisory Agreements was in the best interests of the Portfolios.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

©2014 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0262031-00001-00    AST-SAR-G

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Advanced Series Trust

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
Acting Principal Executive Officer

Date:	August 13, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	August 13, 2014